UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

American Century California Municipal Bond ETF

NYSE Arca, Inc. (CATF)	February 28, 2025

This semi-annual shareholder report contains important information about American Century California Municipal Bond ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century California Municipal Bond ETF	$13	0.27%

Fund Statistics
Net Assets	$32,697,363
Management Fees (dollars paid during the reporting period)	$41,820
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	136

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.3%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072117

SEMIANNUAL SHAREHOLDER REPORT

American Century Diversified Corporate Bond ETF

NYSE Arca, Inc. (KORP)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Diversified Corporate Bond ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Corporate Bond ETF	$14	0.29%

Fund Statistics
Net Assets	$392,793,949
Management Fees (dollars paid during the reporting period)	$515,421
Portfolio Turnover Rate	82%
Total Number of Portfolio Holdings	300

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	91.3%
Preferred Stocks	4.0%
U.S. Treasury Securities	0.5%
Short-Term Investments	6.4%
Other Assets and Liabilities	(2.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072109

SEMIANNUAL SHAREHOLDER REPORT
American Century Diversified Municipal Bond ETF

NYSE Arca, Inc. (TAXF)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Diversified Municipal Bond ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Municipal Bond ETF	$14	0.29%

Fund Statistics
Net Assets	$527,178,803
Management Fees (dollars paid during the reporting period)	$725,179
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	733

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.1%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072505

SEMIANNUAL SHAREHOLDER REPORT
American Century Focused Dynamic Growth ETF

NYSE Arca, Inc. (FDG)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Focused Dynamic Growth ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Dynamic Growth ETF	$24	0.45%

Fund Statistics
Net Assets	$271,426,417
Management Fees (dollars paid during the reporting period)	$594,374
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	41

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	16%
Short-Term Investments	0.5%	Software	16%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	11%
		Biotechnology	10%
		Broadline Retail	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072810

SEMIANNUAL SHAREHOLDER REPORT
American Century Focused Large Cap Value ETF

NYSE Arca, Inc. (FLV)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Focused Large Cap Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Large Cap Value ETF	$21	0.42%

Fund Statistics
Net Assets	$236,174,244
Management Fees (dollars paid during the reporting period)	$478,879
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	44

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.7%	Health Care Equipment and Supplies	9%
Short-Term Investments	1.9%	Personal Care Products	9%
Other Assets and Liabilities	(0.6)%	Pharmaceuticals	9%
		Banks	7%
		Oil, Gas and Consumable Fuels	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072794

SEMIANNUAL SHAREHOLDER REPORT
American Century Large Cap Equity ETF

NYSE Arca, Inc. (ACLC)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Large Cap Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Equity ETF	$20	0.39%

Fund Statistics
Net Assets	$214,580,020
Management Fees (dollars paid during the reporting period)	$447,047
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	102

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	11%
Short-Term Investments	0.4%	Semiconductors and Semiconductor Equipment	11%
Other Assets and Liabilities	0.0%	Interactive Media and Services	7%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072752

SEMIANNUAL SHAREHOLDER REPORT
American Century Large Cap Growth ETF

NYSE Arca, Inc. (ACGR)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Large Cap Growth ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Growth ETF	$20	0.39%

Fund Statistics
Net Assets	$16,752,125
Management Fees (dollars paid during the reporting period)	$33,315
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Software	21%
Short-Term Investments	0.3%	Semiconductors and Semiconductor Equipment	16%
Other Assets and Liabilities	0.0%	Interactive Media and Services	11%
		Technology Hardware, Storage and Peripherals	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072380

SEMIANNUAL SHAREHOLDER REPORT
American Century Low Volatility ETF

NYSE Arca, Inc. (LVOL)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Low Volatility ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Low Volatility ETF	$15	0.29%

Fund Statistics
Net Assets	$15,302,910
Management Fees (dollars paid during the reporting period)	$19,179
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	94

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Software	12%
Short-Term Investments	0.9%	Financial Services	10%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	8%
		IT Services	6%
		Health Care Equipment and Supplies	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072513

SEMIANNUAL SHAREHOLDER REPORT
American Century Mid Cap Growth Impact ETF

NYSE Arca, Inc. (MID)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Mid Cap Growth Impact ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Mid Cap Growth Impact ETF	$23	0.45%

Fund Statistics
Net Assets	$78,516,844
Management Fees (dollars paid during the reporting period)	$172,483
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	42

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Software	13%
Short-Term Investments	0.2%	Diversified Consumer Services	8%
Other Assets and Liabilities	0.0%	Health Care Equipment and Supplies	8%
		Chemicals	7%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072760

SEMIANNUAL SHAREHOLDER REPORT
American Century Multisector Floating Income ETF

NYSE Arca, Inc. (FUSI)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Multisector Floating Income ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Floating Income ETF	$14	0.27%

Fund Statistics
Net Assets	$58,317,249
Management Fees (dollars paid during the reporting period)	$77,893
Portfolio Turnover Rate	38%
Total Number of Portfolio Holdings	128

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Collateralized Loan Obligations	31.3%
Asset-Backed Securities	26.0%
Commercial Mortgage-Backed Securities	18.1%
Collateralized Mortgage Obligations	8.3%
U.S. Treasury Securities	6.7%
Short-Term Investments	12.5%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072224

SEMIANNUAL SHAREHOLDER REPORT
American Century Multisector Income ETF

NYSE Arca, Inc. (MUSI)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Multisector Income ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Income ETF	$19	0.37%

Fund Statistics
Net Assets	$191,586,674
Management Fees (dollars paid during the reporting period)	$321,427
Portfolio Turnover Rate	85%
Total Number of Portfolio Holdings	377

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	48.8%
Preferred Stocks	14.1%
U.S. Government Agency Mortgage-Backed Securities	10.5%
Asset-Backed Securities	5.9%
Collateralized Loan Obligations	5.6%
Collateralized Mortgage Obligations	5.5%
U.S. Treasury Securities	2.7%
Commercial Mortgage-Backed Securities	2.2%
Exchange-Traded Funds	1.9%
Bank Loan Obligations	1.1%
Sovereign Governments and Agencies	1.1%
Short-Term Investments	2.2%
Other Assets and Liabilities	(1.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072398

SEMIANNUAL SHAREHOLDER REPORT
American Century Quality Convertible Securities ETF

Cboe BZX Exchange, Inc. (QCON)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Quality Convertible Securities ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Convertible Securities ETF	$16	0.32%

Fund Statistics
Net Assets	$48,025,501
Management Fees (dollars paid during the reporting period)	$72,890
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	112

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Convertible Bonds	85.8%	Software	17%
Convertible Preferred Stocks	13.6%	Hotels, Restaurants and Leisure	8%
Short-Term Investments	3.6%	Health Care Equipment and Supplies	8%
Other Assets and Liabilities	(3.0)%	Electric Utilities	8%
		Banks	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072521

SEMIANNUAL SHAREHOLDER REPORT
American Century Quality Diversified International ETF

NYSE Arca, Inc. (QINT)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Quality Diversified International ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Diversified International ETF	$19	0.39%

Fund Statistics
Net Assets	$254,844,562
Management Fees (dollars paid during the reporting period)	$445,167
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	366

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	20%
Warrants	0.0%	United Kingdom	12%
Short-Term Investments	2.3%	Canada	9%
Other Assets and Liabilities	(1.4)%	France	8%
		Germany	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072406

SEMIANNUAL SHAREHOLDER REPORT
American Century Quality Preferred ETF

Cboe BZX Exchange, Inc. (QPFF)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Quality Preferred ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Preferred ETF	$16	0.32%

Fund Statistics
Net Assets	$74,409,048
Management Fees (dollars paid during the reporting period)	$133,420
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	131

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Preferred Stocks	71.2%	Banks	25%
Convertible Preferred Stocks	18.8%	Insurance	16%
Corporate Bonds	8.9%	Capital Markets	14%
Short-Term Investments	4.7%	Electric Utilities	12%
Other Assets and Liabilities	(3.6)%	Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072539

SEMIANNUAL SHAREHOLDER REPORT
American Century Select High Yield ETF

NYSE Arca, Inc. (AHYB)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Select High Yield ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Select High Yield ETF	$23	0.45%

Fund Statistics
Net Assets	$34,651,716
Management Fees (dollars paid during the reporting period)	$76,901
Portfolio Turnover Rate	24%
Total Number of Portfolio Holdings	549

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	96.4%
Short-Term Investments	5.9%
Other Assets and Liabilities	(2.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072331

SEMIANNUAL SHAREHOLDER REPORT
American Century Short Duration Strategic Income ETF

The Nasdaq Stock Market LLC (SDSI)	February 28, 2025

This semi-annual shareholder report contains important information about American Century Short Duration Strategic Income ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Short Duration Strategic Income ETF	$16	0.32%

Fund Statistics
Net Assets	$77,074,659
Management Fees (dollars paid during the reporting period)	$106,938
Portfolio Turnover Rate	94%
Total Number of Portfolio Holdings	346

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	51.9%
U.S. Treasury Securities	11.6%
Preferred Stocks	10.7%
Collateralized Mortgage Obligations	9.5%
Collateralized Loan Obligations	4.4%
Asset-Backed Securities	4.0%
Commercial Mortgage-Backed Securities	3.8%
Exchange-Traded Funds	0.9%
Bank Loan Obligations	0.6%
Short-Term Investments	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072257

SEMIANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Growth ETF

NYSE Arca, Inc. (QGRO)	February 28, 2025

This semi-annual shareholder report contains important information about American Century U.S. Quality Growth ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Growth ETF	$15	0.29%

Fund Statistics
Net Assets	$1,234,322,200
Management Fees (dollars paid during the reporting period)	$1,525,686
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	191

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Software	19%
Rights	0.0%	Health Care Equipment and Supplies	7%
Short-Term Investments	0.2%	Hotels, Restaurants and Leisure	6%
Other Assets and Liabilities	(0.1)%	Semiconductors and Semiconductor Equipment	6%
		Entertainment	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072307

SEMIANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Value ETF

NYSE Arca, Inc. (VALQ)	February 28, 2025

This semi-annual shareholder report contains important information about American Century U.S. Quality Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Value ETF	$15	0.29%

Fund Statistics
Net Assets	$246,213,459
Management Fees (dollars paid during the reporting period)	$347,492
Portfolio Turnover Rate	68%
Total Number of Portfolio Holdings	228

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	IT Services	8%
Short-Term Investments	0.3%	Pharmaceuticals	7%
Other Assets and Liabilities	0.1%	Household Products	6%
		Semiconductors and Semiconductor Equipment	6%
		Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072208

SEMIANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets ETF

NYSE Arca, Inc. (AVGE)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis All Equity Markets ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets ETF	$2	0.03%

Fund Statistics
Net Assets	$483,229,420
Management Fees (dollars paid during the reporting period)	$67,090
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	16

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	72.1%
International Equity Funds	27.8%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072232

SEMIANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets Value ETF

NYSE Arca, Inc. (AVGV)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis All Equity Markets Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets Value ETF	$2	0.03%

Fund Statistics
Net Assets	$132,346,869
Management Fees (dollars paid during the reporting period)	$16,952
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	7

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.6%
International Equity Funds	37.3%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072216

SEMIANNUAL SHAREHOLDER REPORT

Avantis All International Markets Equity ETF

NYSE Arca, Inc. (AVNM)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis All International Markets Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Equity ETF	$1	0.03%

Fund Statistics
Net Assets	$99,610,451
Management Fees (dollars paid during the reporting period)	$8,426
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	7

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.2%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072174

SEMIANNUAL SHAREHOLDER REPORT

Avantis All International Markets Value ETF

NYSE Arca, Inc. (AVNV)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis All International Markets Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Value ETF	$1	0.03%

Fund Statistics
Net Assets	$4,183,254
Management Fees (dollars paid during the reporting period)	$501
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	4

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072166

SEMIANNUAL SHAREHOLDER REPORT
Avantis Core Fixed Income ETF

NYSE Arca, Inc. (AVIG)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Core Fixed Income ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Fixed Income ETF	$7	0.15%

Fund Statistics
Net Assets	$1,038,333,740
Management Fees (dollars paid during the reporting period)	$687,863
Portfolio Turnover Rate	169%
Total Number of Portfolio Holdings	737

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.7%
U.S. Treasury Securities	24.8%
U.S. Government Agency Mortgage-Backed Securities	18.8%
U.S. Government Agency Securities	0.7%
Sovereign Governments and Agencies	0.3%
Short-Term Investments	12.9%
Other Assets and Liabilities	(20.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072562

SEMIANNUAL SHAREHOLDER REPORT
Avantis Core Municipal Fixed Income ETF

NYSE Arca, Inc. (AVMU)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Core Municipal Fixed Income ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Municipal Fixed Income ETF	$7	0.15%

Fund Statistics
Net Assets	$155,673,871
Management Fees (dollars paid during the reporting period)	$109,098
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	537

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.5%
Short-Term Investments	0.4%
Other Assets and Liabilities	1.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072695

SEMIANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Equity ETF

NYSE Arca, Inc. (AVEM)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Equity ETF	$16	0.33%

Fund Statistics
Net Assets	$7,420,786,415
Management Fees (dollars paid during the reporting period)	$11,530,106
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	3,524

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.0%	China	28%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	India	18%
Short-Term Investments	1.2%	South Korea	11%
Other Assets and Liabilities	(1.2)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072604

SEMIANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets ex-China Equity ETF

The Nasdaq Stock Market LLC (AVXC)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Emerging Markets ex-China Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets ex-China Equity ETF	$16	0.33%

Fund Statistics
Net Assets	$66,154,212
Management Fees (dollars paid during the reporting period)	$93,962
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	2,412

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Taiwan	29%
Warrants	0.0%	India	24%
Rights	0.0%	South Korea	13%
Short-Term Investments	1.4%	Brazil	8%
Other Assets and Liabilities	(1.0)%	South Africa	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A101

SEMIANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Small Cap Equity ETF

NYSE Arca, Inc. (AVEE)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Emerging Markets Small Cap Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Small Cap Equity ETF	$20	0.42%

Fund Statistics
Net Assets	$26,148,506
Management Fees (dollars paid during the reporting period)	$55,803
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	1,997

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	China	23%
Warrants	0.0%	Taiwan	23%
Rights	0.0%	India	15%
Short-Term Investments	2.0%	South Korea	12%
Other Assets and Liabilities	(1.6)%	Brazil	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072141

SEMIANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Value ETF

NYSE Arca, Inc. (AVES)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Emerging Markets Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Value ETF	$17	0.36%

Fund Statistics
Net Assets	$535,662,838
Management Fees (dollars paid during the reporting period)	$928,203
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	1,717

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	China	24%
Warrants	0.0%	Taiwan	23%
Rights	0.0%	India	21%
Short-Term Investments	1.0%	South Korea	12%
Other Assets and Liabilities	(1.2)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072372

SEMIANNUAL SHAREHOLDER REPORT
Avantis Inflation Focused Equity ETF

NYSE Arca, Inc. (AVIE)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Inflation Focused Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Inflation Focused Equity ETF	$12	0.25%

Fund Statistics
Net Assets	$5,127,266
Management Fees (dollars paid during the reporting period)	$6,259
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	350

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Oil, Gas and Consumable Fuels	22%
Short-Term Investments	0.5%	Insurance	13%
Other Assets and Liabilities	0.1%	Pharmaceuticals	10%
		Biotechnology	10%
		Health Care Providers and Services	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072240

SEMIANNUAL SHAREHOLDER REPORT
Avantis International Equity ETF

NYSE Arca, Inc. (AVDE)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis International Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Equity ETF	$11	0.23%

Fund Statistics
Net Assets	$5,835,594,257
Management Fees (dollars paid during the reporting period)	$6,088,271
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	3,210

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	11%
Short-Term Investments	1.8%	France	9%
Other Assets and Liabilities	(1.4)%	Germany	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072703

SEMIANNUAL SHAREHOLDER REPORT
Avantis International Large Cap Value ETF

NYSE Arca, Inc. (AVIV)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis International Large Cap Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Large Cap Value ETF	$13	0.25%

Fund Statistics
Net Assets	$582,330,590
Management Fees (dollars paid during the reporting period)	$594,853
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	543

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	19%
Rights	0.0%	United Kingdom	16%
Short-Term Investments	1.8%	Canada	11%
Other Assets and Liabilities	(1.5)%	Germany	10%
		France	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072364

SEMIANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Equity ETF

NYSE Arca, Inc. (AVDS)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis International Small Cap Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Equity ETF	$15	0.30%

Fund Statistics
Net Assets	$44,946,162
Management Fees (dollars paid during the reporting period)	$60,926
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	2,731

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	32%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	9%
Short-Term Investments	2.3%	Australia	8%
Other Assets and Liabilities	(2.0)%	Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072190

SEMIANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Value ETF

NYSE Arca, Inc. (AVDV)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis International Small Cap Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Value ETF	$18	0.36%

Fund Statistics
Net Assets	$7,212,131,451
Management Fees (dollars paid during the reporting period)	$11,740,790
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	1,411

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	31%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	10%
Short-Term Investments	1.0%	Australia	9%
Other Assets and Liabilities	(0.7)%	Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072802

SEMIANNUAL SHAREHOLDER REPORT

Avantis Moderate Allocation ETF

NYSE Arca, Inc. (AVMA)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Moderate Allocation ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Moderate Allocation ETF	$2	0.03%

Fund Statistics
Net Assets	$30,173,473
Management Fees (dollars paid during the reporting period)	$3,691
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	48.6%
Domestic Fixed Income Funds	32.4%
International Equity Funds	18.8%
Short-Term Investments	9.5%
Other Assets and Liabilities	(9.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072182

SEMIANNUAL SHAREHOLDER REPORT
Avantis Real Estate ETF

NYSE Arca, Inc. (AVRE)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Real Estate ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Real Estate ETF	$8	0.17%

Fund Statistics
Net Assets	$560,169,477
Management Fees (dollars paid during the reporting period)	$452,611
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	306

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Industrial REITs	17%
Short-Term Investments	0.8%	Retail REITs	16%
Other Assets and Liabilities	(0.4)%	Health Care REITs	10%
		Multi-Family Residential REITs	10%
		Telecom Tower REITs	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072356

SEMIANNUAL SHAREHOLDER REPORT

Avantis Responsible Emerging Markets Equity ETF

NYSE Arca, Inc. (AVSE)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Responsible Emerging Markets Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible Emerging Markets Equity ETF	$16	0.33%

Fund Statistics
Net Assets	$93,850,774
Management Fees (dollars paid during the reporting period)	$136,415
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	2,265

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	China	28%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	1.3%	India	19%
Other Assets and Liabilities	(1.5)%	South Korea	11%
		Brazil	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072315

SEMIANNUAL SHAREHOLDER REPORT

Avantis Responsible International Equity ETF

NYSE Arca, Inc. (AVSD)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Responsible International Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible International Equity ETF	$11	0.23%

Fund Statistics
Net Assets	$158,485,714
Management Fees (dollars paid during the reporting period)	$169,636
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	2,130

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	2.9%	France	9%
Other Assets and Liabilities	(2.5)%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072299

SEMIANNUAL SHAREHOLDER REPORT

Avantis Responsible U.S. Equity ETF

NYSE Arca, Inc. (AVSU)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Responsible U.S. Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible U.S. Equity ETF	$8	0.15%

Fund Statistics
Net Assets	$340,550,377
Management Fees (dollars paid during the reporting period)	$237,397
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	1,292

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	8%
Rights	0.0%	Software	7%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.1%	Interactive Media and Services	6%
		Technology Hardware, Storage and Peripherals	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072281

SEMIANNUAL SHAREHOLDER REPORT
Avantis Short-Term Fixed Income ETF

NYSE Arca, Inc. (AVSF)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Short-Term Fixed Income ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Short-Term Fixed Income ETF	$8	0.15%

Fund Statistics
Net Assets	$604,713,726
Management Fees (dollars paid during the reporting period)	$397,586
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	77.5%
U.S. Treasury Securities	19.7%
U.S. Government Agency Securities	1.1%
Sovereign Governments and Agencies	0.4%
Short-Term Investments	3.5%
Other Assets and Liabilities	(2.2)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072687

SEMIANNUAL SHAREHOLDER REPORT
Avantis U.S. Equity ETF

NYSE Arca, Inc. (AVUS)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Equity ETF	$8	0.15%

Fund Statistics
Net Assets	$8,043,703,522
Management Fees (dollars paid during the reporting period)	$5,721,648
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	2,016

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Software	6%
Escrow Interests	0.0%	Banks	6%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.1%	Interactive Media and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072885

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Equity ETF

NYSE Arca, Inc. (AVLC)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Equity ETF	$8	0.15%

Fund Statistics
Net Assets	$482,205,439
Management Fees (dollars paid during the reporting period)	$335,915
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	888

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.2%	Software	8%
Other Assets and Liabilities	0.1%	Technology Hardware, Storage and Peripherals	6%
		Interactive Media and Services	6%
		Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072158

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value ETF

NYSE Arca, Inc. (AVLV)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Value ETF	$8	0.15%

Fund Statistics
Net Assets	$5,838,244,383
Management Fees (dollars paid during the reporting period)	$3,735,400
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	301

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	13%
Short-Term Investments	0.1%	Insurance	9%
Other Assets and Liabilities	0.1%	Banks	6%
		Interactive Media and Services	5%
		Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072349

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Equity ETF

NYSE Arca, Inc. (AVMC)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Mid Cap Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Equity ETF	$9	0.18%

Fund Statistics
Net Assets	$159,748,071
Management Fees (dollars paid during the reporting period)	$115,825
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	526

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	6%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	5%
Other Assets and Liabilities	0.1%	Banks	5%
		Capital Markets	5%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072125

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Value ETF

NYSE Arca, Inc. (AVMV)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Mid Cap Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Value ETF	$10	0.20%

Fund Statistics
Net Assets	$137,332,948
Management Fees (dollars paid during the reporting period)	$100,241
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	249

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	9%
Short-Term Investments	0.1%	Banks	8%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	7%
		Specialty Retail	6%
		Hotels, Restaurants and Leisure	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072133

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity ETF

NYSE Arca, Inc. (AVSC)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Equity ETF	$12	0.25%

Fund Statistics
Net Assets	$1,445,160,280
Management Fees (dollars paid during the reporting period)	$1,775,424
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	1,312

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	20%
Rights	0.0%	Machinery	5%
Short-Term Investments	1.3%	Biotechnology	4%
Other Assets and Liabilities	(1.1)%	Oil, Gas and Consumable Fuels	3%
		Insurance	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072323

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value ETF

NYSE Arca, Inc. (AVUV)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value ETF for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Value ETF	$12	0.25%

Fund Statistics
Net Assets	$15,495,761,744
Management Fees (dollars paid during the reporting period)	$18,502,679
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	774

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Banks	18%
Short-Term Investments	0.2%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(0.1)%	Insurance	5%
		Energy Equipment and Services	5%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072877

SEMIANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

Institutional Class (AVIGX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.15%

Fund Statistics
Net Assets	$78,701,215
Management Fees (dollars paid during the reporting period)	$6,314
Portfolio Turnover Rate	172%
Total Number of Portfolio Holdings	324

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.4%
U.S. Treasury Securities	24.8%
U.S. Government Agency Mortgage-Backed Securities	18.9%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	14.0%
Other Assets and Liabilities	(21.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072661

SEMIANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

G Class (AVBNX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$78,701,215
Management Fees (dollars paid during the reporting period)	$6,314
Portfolio Turnover Rate	172%
Total Number of Portfolio Holdings	324

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.4%
U.S. Treasury Securities	24.8%
U.S. Government Agency Mortgage-Backed Securities	18.9%
U.S. Government Agency Securities	1.0%
Sovereign Governments and Agencies	0.5%
Short-Term Investments	14.0%
Other Assets and Liabilities	(21.6)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072430

SEMIANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

Institutional Class (AVEEX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$16	0.33%

Fund Statistics
Net Assets	$593,933,139
Management Fees (dollars paid during the reporting period)	$843,891
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	3,281

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	China	27%
Warrants	0.0%	Taiwan	21%
Rights	0.0%	India	20%
Short-Term Investments	2.2%	South Korea	11%
Other Assets and Liabilities	(1.5)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072869

SEMIANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

G Class (AVENX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$593,933,139
Management Fees (dollars paid during the reporting period)	$843,891
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	3,281

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	China	27%
Warrants	0.0%	Taiwan	21%
Rights	0.0%	India	20%
Short-Term Investments	2.2%	South Korea	11%
Other Assets and Liabilities	(1.5)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072455

SEMIANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

Institutional Class (AVDEX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$11	0.23%

Fund Statistics
Net Assets	$296,014,469
Management Fees (dollars paid during the reporting period)	$256,094
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	2,925

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	8.8%	France	9%
Other Assets and Liabilities	(7.9)%	Germany	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072851

SEMIANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

G Class (AVDNX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$296,014,469
Management Fees (dollars paid during the reporting period)	$256,094
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	2,925

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	11%
Short-Term Investments	8.8%	France	9%
Other Assets and Liabilities	(7.9)%	Germany	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072463

SEMIANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

Institutional Class (AVDVX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.36%

Fund Statistics
Net Assets	$408,563,067
Management Fees (dollars paid during the reporting period)	$673,951
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	1,412

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	32%
Warrants	0.0%	United Kingdom	12%
Rights	0.0%	Canada	10%
Short-Term Investments	5.3%	Australia	8%
Other Assets and Liabilities	(4.2)%	Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072844

SEMIANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

G Class (AVANX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$408,563,067
Management Fees (dollars paid during the reporting period)	$673,951
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	1,412

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.9%	Japan	32%
Warrants	0.0%	United Kingdom	12%
Rights	0.0%	Canada	10%
Short-Term Investments	5.3%	Australia	8%
Other Assets and Liabilities	(4.2)%	Sweden	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072471

SEMIANNUAL SHAREHOLDER REPORT

Avantis Short-Term Fixed Income Fund

Institutional Class (AVSFX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Short-Term Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Fund Statistics
Net Assets	$14,562,268
Management Fees (dollars paid during the reporting period)	$6,450
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	78.6%
U.S. Treasury Securities	19.4%
U.S. Government Agency Securities	1.1%
Short-Term Investments	4.6%
Other Assets and Liabilities	(3.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072653

SEMIANNUAL SHAREHOLDER REPORT

Avantis Short-Term Fixed Income Fund

G Class (AVGNX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis Short-Term Fixed Income Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$14,562,268
Management Fees (dollars paid during the reporting period)	$6,450
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	78.6%
U.S. Treasury Securities	19.4%
U.S. Government Agency Securities	1.1%
Short-Term Investments	4.6%
Other Assets and Liabilities	(3.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072489

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

Institutional Class (AVUSX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Fund Statistics
Net Assets	$810,465,467
Management Fees (dollars paid during the reporting period)	$514,714
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	1,674

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Software	6%
Escrow Interests	0.0%	Interactive Media and Services	6%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.0%	Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072836

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

G Class (AVUNX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$810,465,467
Management Fees (dollars paid during the reporting period)	$514,714
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	1,674

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Software	6%
Escrow Interests	0.0%	Interactive Media and Services	6%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.0%	Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072497

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

Institutional Class (AVLVX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Fund Statistics
Net Assets	$433,378,379
Management Fees (dollars paid during the reporting period)	$246,747
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	300

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.2%	Insurance	9%
Other Assets and Liabilities	0.9%	Banks	7%
		Specialty Retail	5%
		Interactive Media and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072273

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

G Class (ALCEX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$433,378,379
Management Fees (dollars paid during the reporting period)	$246,747
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	300

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	Oil, Gas and Consumable Fuels	12%
Short-Term Investments	0.2%	Insurance	9%
Other Assets and Liabilities	0.9%	Banks	7%
		Specialty Retail	5%
		Interactive Media and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072265

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

Institutional Class (AVSCX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$12	0.25%

Fund Statistics
Net Assets	$83,504,788
Management Fees (dollars paid during the reporting period)	$37,240
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	1,109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	19%
Short-Term Investments	3.3%	Machinery	5%
Other Assets and Liabilities	(2.9)%	Insurance	4%
		Biotechnology	4%
		Oil, Gas and Consumable Fuels	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A309

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

G Class (AVSBX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$83,504,788
Management Fees (dollars paid during the reporting period)	$37,240
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	1,109

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	19%
Short-Term Investments	3.3%	Machinery	5%
Other Assets and Liabilities	(2.9)%	Insurance	4%
		Biotechnology	4%
		Oil, Gas and Consumable Fuels	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A408

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

Institutional Class (AVUVX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$12	0.25%

Fund Statistics
Net Assets	$1,022,904,505
Management Fees (dollars paid during the reporting period)	$1,186,103
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	717

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	16%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(1.1)%	Energy Equipment and Services	5%
		Insurance	5%
		Specialty Retail	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072828

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

G Class (AVCNX)	February 28, 2025

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$1,022,904,505
Management Fees (dollars paid during the reporting period)	$1,186,103
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	717

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	16%
Short-Term Investments	1.8%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	(1.1)%	Energy Equipment and Services	5%
		Insurance	5%
		Specialty Retail	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072422

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

February 28, 2025

American Century® California Municipal Bond ETF (CATF)
American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)
American Century® Multisector Floating Income ETF (FUSI)
American Century® Multisector Income ETF (MUSI)
American Century® Select High Yield ETF (AHYB)
American Century® Short Duration Strategic Income ETF (SDSI)

Schedules of Investments

FEBRUARY 28, 2025 (UNAUDITED)

California Municipal Bond ETF
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.3%
California — 96.8%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35 (AGM)	$500,000	$514,221
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	120,000	122,250
Bay Area Toll Authority Rev., 4.00%, 4/1/30	475,000	485,907
Bay Area Toll Authority Rev., 4.00%, 4/1/38	90,000	90,573
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	45,000	48,906
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	215,000	228,635
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	250,000	272,431
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	220,000	242,588
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	325,000	326,053
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	200,000	186,159
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	200,000	233,552
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	350,000	392,113
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	130,000	150,319
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	100,000	113,236
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 12/1/39	250,000	271,600
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	275,000	271,040
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	25,000	25,211
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/42	350,000	385,788
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	140,000	153,162
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	250,000	296,292
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	145,000	153,137
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	250,000	246,582
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 9.50%, 1/1/65(1)(2)	100,000	101,497
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	250,000	270,412
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/44	325,000	351,453
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	200,000	202,770
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	158,539
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	200,000	207,391
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	250,000	238,072
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/25	115,000	115,470
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/43	250,000	257,144
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	250,000	265,099
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/49	500,000	545,248
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	250,000	269,058
California Municipal Finance Authority Rev., (Republic Services, Inc.), VRN, 3.80%, 7/1/41	250,000	250,004
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	250,000	249,792
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	100,000	104,360
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	30,000	31,955
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	235,000	243,941
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	40,000	40,565
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	250,000	245,006
2

California Municipal Bond ETF
	Principal Amount/Shares	Value
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 4.00%, 7/1/34(1)	$350,000	$351,836
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	300,000	300,036
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/42(1)	250,000	259,275
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(1)	160,000	165,639
California State University Rev., 5.00%, 11/1/39	250,000	293,731
California State University Rev., 4.00%, 11/1/43	335,000	332,941
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	250,000	238,601
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	175,000	176,039
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/42	200,000	195,333
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	200,000	200,096
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	125,000	131,296
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/54	40,000	41,429
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	250,000	274,641
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 2.80%, 3/1/47(1)	250,000	190,060
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	100,000	72,089
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	295,000	296,538
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Rev., 4.25%, 12/1/49	500,000	498,704
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	390,000	410,067
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	690,000	690,671
El Dorado Irrigation District COP, 5.00%, 3/1/40	150,000	169,790
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/29	200,000	201,909
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	260,000	255,367
Glendale Electric Rev., 5.00%, 2/1/46	200,000	213,553
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	250,000	236,963
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/36 (AGM)(1)	250,000	251,119
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(1)	150,000	145,876
Los Angeles Community College District GO, 5.00%, 8/1/26	250,000	259,163
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/54	250,000	258,152
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/27	500,000	508,327
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/53	150,000	170,620
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.25%, 7/1/54	250,000	269,416
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.46%, 3/3/25 (SBBPA: Royal Bank of Canada)	300,000	300,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.62%, 3/3/25 (SBBPA: Bank of America N.A.)	200,000	200,000
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	100,000	100,732
Los Angeles Unified School District GO, 5.00%, 7/1/25	100,000	100,813
Los Angeles Unified School District GO, 5.00%, 7/1/26	180,000	186,085
Los Angeles Unified School District GO, 5.00%, 7/1/33	300,000	352,845
Los Rios Community College District GO, 5.00%, 8/1/26	250,000	258,456
Monterey Peninsula Unified School District GO, 4.00%, 8/1/43	300,000	304,560
Morgan Hill Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (FGIC)(3)(4)	150,000	142,224
Mount San Antonio Community College District GO, 5.00%, 8/1/41	250,000	288,559
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(4)	300,000	255,334
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	290,000	366,494
3

California Municipal Bond ETF
	Principal Amount/Shares	Value
New Hampshire Business Finance Authority Rev., VRN, 3.93%, 7/20/39	$399,457	$386,572
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/36	250,000	299,408
Oakland Unified School District/Alameda County GO, 4.00%, 8/1/36 (AGM)	200,000	202,392
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	100,000	107,490
Ontario International Airport Authority Rev., 5.00%, 5/15/46 (AGM)	250,000	268,305
Ontario Public Financing Authority Rev., (City of Ontario CA Water Rev.), 5.00%, 8/1/49	390,000	422,154
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	125,000	127,719
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	130,000	117,100
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	200,000	219,038
Pomona Unified School District GO, 5.00%, 8/1/46	250,000	277,766
Port of Los Angeles Rev., 5.00%, 8/1/35	250,000	279,258
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(4)	200,000	166,075
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/26 (AGM)	250,000	258,790
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	565,000	561,138
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	250,000	261,807
Sacramento County Airport System Rev., 5.00%, 7/1/34	15,000	16,009
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	20,000	21,744
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	25,000	27,284
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/28	200,000	202,898
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	25,000	25,333
San Diego Unified School District GO, 5.00%, 7/1/35	250,000	299,097
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/46	350,000	351,198
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AGC)	250,000	293,506
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	265,000	312,289
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/49	155,000	155,070
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	500,000	506,336
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 5.00%, 8/1/25(3)	350,000	353,537
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	40,000	43,247
Santa Clara Valley Water District Rev., 5.00%, 6/1/30	500,000	508,447
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	160,000	174,741
Sonoma County Water Agency Rev., 4.00%, 7/1/47	145,000	145,511
Southern California Public Power Authority Rev., 5.00%, 7/1/25	310,000	311,631
Southern California Public Power Authority Rev., 5.00%, 7/1/26	80,000	80,091
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	500,000	532,098
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/48	100,000	105,877
State of California GO, 5.00%, 3/1/32	230,000	254,077
State of California GO, 4.00%, 3/1/36	200,000	208,127
State of California GO, 4.00%, 10/1/41	350,000	358,386
State of California GO, 4.25%, 9/1/52	385,000	391,494
Stockton Unified School District GO, 5.00%, 8/1/27 (AGM)	285,000	302,098
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/28	180,000	188,472
University of California Rev., 5.00%, 5/15/29	500,000	549,083
University of California Rev., 5.25%, 5/15/40	250,000	295,645
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	250,000	295,033
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(4)	140,000	114,179
		31,650,460
4

California Municipal Bond ETF
	Principal Amount/Shares	Value
Guam — 1.9%
Antonio B Won Pat International Airport Authority Rev., 5.25%, 10/1/35	$100,000	$108,196
Guam Power Authority Rev., 5.00%, 10/1/30	350,000	377,479
Port Authority of Guam Rev., 5.00%, 7/1/29	135,000	140,179
		625,854
Puerto Rico — 0.6%
Puerto Rico GO, 5.625%, 7/1/29	150,000	161,683
Puerto Rico GO, VRN, 0.00%, 11/1/51	16,673	9,066
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	125,000	31,076
		201,825
TOTAL MUNICIPAL SECURITIES (Cost $32,482,816)		32,478,139
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
BlackRock Liquidity Funds MuniCash (Cost $78,233)	78,225	78,233
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $32,561,049)		32,556,372
OTHER ASSETS AND LIABILITIES — 0.4%		140,991
TOTAL NET ASSETS — 100.0%		$32,697,363

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
FGIC	–	Financial Guaranty Insurance Co.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,522,166, which represented 7.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
5

FEBRUARY 28, 2025 (UNAUDITED)

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 91.3%
Aerospace and Defense — 2.2%
BAE Systems PLC, 5.25%, 3/26/31(1)	$2,500,000	$2,553,629
Boeing Co., 6.39%, 5/1/31	2,075,000	2,211,752
Boeing Co., 6.53%, 5/1/34	1,055,000	1,130,602
Bombardier, Inc., 7.25%, 7/1/31(1)	414,000	424,160
Bombardier, Inc., 7.00%, 6/1/32(1)(2)	426,000	432,422
L3Harris Technologies, Inc., 5.25%, 6/1/31	1,730,000	1,760,025
		8,512,590
Air Freight and Logistics — 0.5%
GXO Logistics, Inc., 6.50%, 5/6/34	2,007,000	2,081,701
Automobile Components — 0.8%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	909,000	902,783
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	286,000	292,875
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	1,820,000	1,759,979
		2,955,637
Automobiles — 2.2%
Ford Motor Credit Co. LLC, 6.05%, 3/5/31	1,200,000	1,197,943
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	1,192,000	1,191,295
Ford Motor Credit Co. LLC, 6.125%, 3/8/34	1,515,000	1,479,652
Ford Motor Credit Co. LLC, 6.50%, 2/7/35	200,000	200,104
General Motors Financial Co., Inc., 5.05%, 4/4/28(3)	1,000,000	1,002,017
General Motors Financial Co., Inc., 5.60%, 6/18/31	1,835,000	1,855,311
General Motors Financial Co., Inc., 5.625%, 4/4/32(3)	625,000	626,900
General Motors Financial Co., Inc., 5.95%, 4/4/34	1,204,000	1,219,010
		8,772,232
Banks — 18.3%
Bank of America Corp., VRN, 5.47%, 1/23/35	8,550,000	8,697,961
Bank of America Corp., VRN, 5.52%, 10/25/35	2,060,000	2,039,985
Bank of America Corp., VRN, 5.51%, 1/24/36	1,205,000	1,231,768
Banque Federative du Credit Mutuel SA, 5.54%, 1/22/30(1)(2)	1,500,000	1,543,612
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, VRN, 7.625%, 2/11/35(1)	790,000	808,928
BNP Paribas SA, VRN, 5.79%, 1/13/33(1)	3,500,000	3,590,789
BPCE SA, VRN, 7.00%, 10/19/34(1)(2)	4,360,000	4,784,226
CaixaBank SA, VRN, 6.04%, 6/15/35(1)	1,050,000	1,091,620
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	2,173,000	2,319,639
Citigroup, Inc., VRN, 4.41%, 3/31/31	1,578,000	1,538,706
Citigroup, Inc., VRN, 5.83%, 2/13/35	2,190,000	2,200,925
Citigroup, Inc., VRN, 5.61%, 3/4/56(3)	1,590,000	1,597,550
Comerica, Inc., VRN, 5.98%, 1/30/30	554,000	564,565
First Citizens BancShares, Inc., VRN, 3.375%, 3/15/30	955,000	952,564
First Horizon Bank, 5.75%, 5/1/30	301,000	304,687
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	562,000	587,090
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	910,000	930,220
Intesa Sanpaolo SpA, VRN, 8.25%, 11/21/33(1)	3,500,000	4,044,282
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	3,210,000	3,152,612
JPMorgan Chase & Co., VRN, 5.34%, 1/23/35	4,195,000	4,256,796
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	2,058,000	2,151,277
PNC Financial Services Group, Inc., VRN, 5.22%, 1/29/31	835,000	850,010
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	2,507,000	2,631,259
Royal Bank of Canada, VRN, 5.15%, 2/4/31	758,000	769,047
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	957,000	998,516
6

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Truist Financial Corp., VRN, 6.12%, 10/28/33	$4,431,000	$4,699,755
U.S. Bancorp, VRN, 5.05%, 2/12/31	590,000	594,468
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	1,700,000	1,709,512
Wells Fargo & Co., VRN, 5.56%, 7/25/34	8,081,000	8,247,212
Westpac Banking Corp., VRN, 5.62%, 11/20/35	1,935,000	1,946,907
Zions Bancorp NA, VRN, 6.82%, 11/19/35	859,000	890,662
		71,727,150
Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34	3,345,000	3,367,706
Biotechnology — 1.6%
AbbVie, Inc., 5.35%, 3/15/44	925,000	933,498
AbbVie, Inc., 5.60%, 3/15/55	925,000	959,510
Amgen, Inc., 5.25%, 3/2/30	995,000	1,017,767
Amgen, Inc., 5.25%, 3/2/33	1,921,000	1,951,281
Amgen, Inc., 5.65%, 3/2/53	1,550,000	1,555,232
		6,417,288
Broadline Retail — 0.3%
Prosus NV, 4.19%, 1/19/32(1)	1,325,000	1,210,273
Building Products — 0.5%
Carrier Global Corp., 5.90%, 3/15/34	1,993,000	2,107,510
Capital Markets — 9.2%
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	864,000	888,955
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	1,283,000	1,284,552
Blackstone Private Credit Fund, 7.30%, 11/27/28	467,000	498,670
Blackstone Private Credit Fund, 5.95%, 7/16/29	444,000	451,951
Blackstone Private Credit Fund, 6.00%, 1/29/32	1,170,000	1,168,743
Blue Owl Capital Corp., 5.95%, 3/15/29	345,000	349,409
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,180,000	1,267,427
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	1,168,000	1,177,128
Charles Schwab Corp., VRN, 6.14%, 8/24/34	983,000	1,051,800
Citadel LP, 6.00%, 1/23/30(1)	289,000	294,540
Citadel LP, 6.375%, 1/23/32(1)	876,000	904,060
Goldman Sachs Group, Inc., VRN, 4.69%, 10/23/30	296,000	293,831
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	3,353,000	2,959,114
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	2,723,000	2,832,083
Goldman Sachs Group, Inc., VRN, 5.56%, 11/19/45	1,083,000	1,075,410
Golub Capital BDC, Inc., 6.00%, 7/15/29	881,000	896,816
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	715,000	715,642
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)	327,000	327,157
HPS Corporate Lending Fund, 5.45%, 1/14/28(1)	390,000	391,220
HPS Corporate Lending Fund, 5.95%, 4/14/32(1)	700,000	703,791
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,055,000	1,011,622
Morgan Stanley, VRN, 6.41%, 11/1/29	2,213,000	2,335,504
Morgan Stanley, VRN, 6.63%, 11/1/34	6,920,000	7,592,071
Morgan Stanley, VRN, 5.52%, 11/19/55	165,000	164,883
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30	860,000	883,743
Oaktree Specialty Lending Corp., 6.34%, 2/27/30	1,180,000	1,188,611
State Street Corp., VRN, 4.68%, 10/22/32	3,596,000	3,552,957
		36,261,690
Chemicals — 1.5%
Air Products & Chemicals, Inc., 4.85%, 2/8/34	2,138,000	2,132,828
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	425,000	362,817
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	855,000	821,002
7

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	$1,705,000	$1,747,962
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(2)	1,155,000	959,111
		6,023,720
Commercial Services and Supplies — 0.5%
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	670,000	664,125
Veralto Corp., 5.45%, 9/18/33	991,000	1,018,406
Waste Management, Inc., 4.95%, 3/15/35	450,000	450,589
		2,133,120
Communications Equipment — 0.2%
Cisco Systems, Inc., 4.75%, 2/24/30	423,000	427,558
Cisco Systems, Inc., 5.50%, 2/24/55	350,000	359,262
		786,820
Construction Materials — 0.5%
CRH America Finance, Inc., 5.50%, 1/9/35	1,200,000	1,226,778
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	450,000	456,811
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	270,000	274,281
		1,957,870
Consumer Finance — 1.5%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	317,000	324,762
Ally Financial, Inc., 8.00%, 11/1/31	637,000	720,608
Ally Financial, Inc., VRN, 5.54%, 1/17/31	1,135,000	1,141,131
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	237,000	245,683
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	486,000	517,926
OneMain Finance Corp., 7.125%, 3/15/26	282,000	287,767
OneMain Finance Corp., 7.50%, 5/15/31	445,000	464,086
PRA Group, Inc., 8.875%, 1/31/30(1)	800,000	843,155
SLM Corp., 6.50%, 1/31/30	1,241,000	1,277,758
		5,822,876
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.25%, 3/15/26(1)	1,250,000	1,227,365
Containers and Packaging — 0.1%
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30(1)	500,000	508,990
Diversified REITs — 2.3%
American Assets Trust LP, 6.15%, 10/1/34	1,835,000	1,845,267
Boston Properties LP, 2.55%, 4/1/32	1,710,000	1,413,749
Cousins Properties LP, 5.375%, 2/15/32	794,000	792,970
Highwoods Realty LP, 4.20%, 4/15/29	1,048,000	1,008,527
Kilroy Realty LP, 4.25%, 8/15/29	1,395,000	1,328,012
Kilroy Realty LP, 2.65%, 11/15/33	1,295,000	1,013,178
Piedmont Operating Partnership LP, 9.25%, 7/20/28	345,000	381,228
Piedmont Operating Partnership LP, 6.875%, 7/15/29	103,000	106,937
Piedmont Operating Partnership LP, 3.15%, 8/15/30	69,000	60,265
Trust Fibra Uno, 4.87%, 1/15/30(1)	1,045,000	981,095
		8,931,228
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 5.40%, 2/15/34	2,669,000	2,730,019
Verizon Communications, Inc., 4.27%, 1/15/36	2,315,000	2,143,936
		4,873,955
Electric Utilities — 4.4%
American Transmission Systems, Inc., 2.65%, 1/15/32(1)	2,360,000	2,034,129
Appalachian Power Co., Series AA, 2.70%, 4/1/31	2,430,000	2,147,480
Arizona Public Service Co., 5.70%, 8/15/34	1,669,000	1,713,703
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	485,000	465,846
8

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Duke Energy Corp., 5.80%, 6/15/54	$1,350,000	$1,353,432
Duke Energy Indiana LLC, 5.40%, 4/1/53	1,665,000	1,620,231
Electricite de France SA, 6.375%, 1/13/55(1)	2,485,000	2,550,799
MidAmerican Energy Co., 5.85%, 9/15/54	2,700,000	2,823,428
NextEra Energy Capital Holdings, Inc., 5.30%, 3/15/32	711,000	721,544
Public Service Electric & Gas Co., 5.50%, 3/1/55(3)	520,000	522,960
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	252,000	260,238
Vistra Operations Co. LLC, 6.00%, 4/15/34(1)	882,000	904,211
		17,118,001
Electrical Equipment — 0.2%
Regal Rexnord Corp., 6.30%, 2/15/30	945,000	985,005
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 4.95%, 10/15/34	778,000	765,312
Entertainment — 0.5%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	850,000	870,465
Warnermedia Holdings, Inc., 3.76%, 3/15/27	417,000	407,110
Warnermedia Holdings, Inc., 4.28%, 3/15/32	865,000	777,336
		2,054,911
Financial Services — 2.4%
Antares Holdings LP, 7.95%, 8/11/28(1)	315,000	334,407
Antares Holdings LP, 6.35%, 10/23/29(1)	695,000	703,414
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	1,516,000	1,531,636
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	449,000	449,531
Essent Group Ltd., 6.25%, 7/1/29	945,000	975,945
GE Capital Funding LLC, 4.55%, 5/15/32	1,235,000	1,212,908
NMI Holdings, Inc., 6.00%, 8/15/29	1,105,000	1,124,796
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	1,288,000	1,315,686
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	988,000	989,462
Voya Financial, Inc., 5.00%, 9/20/34	650,000	633,873
		9,271,658
Food Products — 1.5%
Flowers Foods, Inc., 5.75%, 3/15/35(2)	680,000	697,157
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 4/20/35(1)	1,475,000	1,523,601
Kraft Heinz Foods Co., 6.75%, 3/15/32	2,605,000	2,878,504
Minerva Luxembourg SA, 8.875%, 9/13/33(1)	825,000	867,726
		5,966,988
Gas Utilities — 0.1%
Boston Gas Co., 5.84%, 1/10/35(1)	422,000	437,285
Ground Transportation — 0.7%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	1,502,000	1,549,388
United Rentals North America, Inc., 6.00%, 12/15/29(1)	1,205,000	1,225,104
		2,774,492
Health Care Equipment and Supplies — 0.6%
Solventum Corp., 5.45%, 3/13/31	2,140,000	2,193,269
Health Care Providers and Services — 6.3%
Cardinal Health, Inc., 5.35%, 11/15/34	2,225,000	2,246,312
Centene Corp., 2.50%, 3/1/31	3,123,000	2,639,709
CVS Health Corp., 5.55%, 6/1/31	555,000	567,188
CVS Health Corp., 5.25%, 2/21/33	1,374,000	1,361,541
CVS Health Corp., 5.05%, 3/25/48	1,895,000	1,644,649
CVS Health Corp., VRN, 6.75%, 12/10/54	288,000	288,703
CVS Health Corp., VRN, 7.00%, 3/10/55	627,000	634,232
HCA, Inc., 5.25%, 3/1/30	391,000	396,432
9

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
HCA, Inc., 5.60%, 4/1/34	$1,121,000	$1,131,227
HCA, Inc., 6.20%, 3/1/55	633,000	644,886
Humana, Inc., 5.375%, 4/15/31	2,437,000	2,458,921
Icon Investments Six DAC, 6.00%, 5/8/34	2,510,000	2,591,608
IQVIA, Inc., 6.25%, 2/1/29	1,500,000	1,566,823
Tenet Healthcare Corp., 5.125%, 11/1/27	1,000,000	989,056
UnitedHealth Group, Inc., 5.35%, 2/15/33	2,100,000	2,147,756
UnitedHealth Group, Inc., 5.05%, 4/15/53	1,950,000	1,794,438
Universal Health Services, Inc., 5.05%, 10/15/34(2)	1,565,000	1,486,826
		24,590,307
Hotels, Restaurants and Leisure — 1.4%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	595,000	603,883
Carnival Corp., 5.75%, 3/15/30(1)	850,000	853,020
Carnival Corp., 6.125%, 2/15/33(1)	269,000	271,072
Expedia Group, Inc., 5.40%, 2/15/35	829,000	839,837
Hyatt Hotels Corp., 5.25%, 6/30/29	1,095,000	1,106,758
International Game Technology PLC, 5.25%, 1/15/29(1)	700,000	689,664
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	1,070,000	1,082,723
		5,446,957
Household Durables — 0.9%
DR Horton, Inc., 5.00%, 10/15/34	1,702,000	1,683,156
Meritage Homes Corp., 3.875%, 4/15/29(1)	1,340,000	1,283,596
Meritage Homes Corp., 5.65%, 3/15/35(3)	539,000	536,558
		3,503,310
Independent Power and Renewable Electricity Producers — 0.3%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	1,193,100	1,197,706
Industrial Conglomerates — 0.9%
Honeywell International, Inc., 4.75%, 2/1/32	3,405,000	3,409,870
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	728,000	772,127
Insurance — 3.4%
Allstate Corp., 5.55%, 5/9/35	2,101,000	2,169,110
American International Group, Inc., 4.375%, 6/30/50	483,000	412,519
American International Group, Inc., VRN, 5.75%, 4/1/48	353,000	350,059
Athene Global Funding, 5.53%, 7/11/31(1)	2,150,000	2,183,246
Beacon Funding Trust, 6.27%, 8/15/54(1)	750,000	761,631
CNO Financial Group, Inc., 6.45%, 6/15/34	559,000	592,030
F&G Annuities & Life, Inc., 6.25%, 10/4/34	1,355,000	1,354,117
High Street Funding Trust III, 5.81%, 2/15/55(1)(3)	892,000	900,147
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	1,000,000	956,928
Marsh & McLennan Cos., Inc., 5.00%, 3/15/35	686,000	683,111
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	1,455,000	1,451,253
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	745,000	765,099
Reinsurance Group of America, Inc., VRN, 6.65%, 9/15/55(3)	625,000	625,022
		13,204,272
Interactive Media and Services — 0.3%
Snap, Inc., 6.875%, 3/1/33(1)	1,039,000	1,052,656
IT Services — 0.9%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	7,000	6,757
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	696,000	721,586
Kyndryl Holdings, Inc., 3.15%, 10/15/31	1,385,000	1,227,702
Kyndryl Holdings, Inc., 6.35%, 2/20/34(2)	1,508,000	1,596,325
		3,552,370
10

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Machinery — 1.2%
AGCO Corp., 5.80%, 3/21/34	$1,188,000	$1,208,493
Daimler Truck Finance North America LLC, 5.375%, 1/13/32(1)	1,071,000	1,079,008
Ingersoll Rand, Inc., 5.31%, 6/15/31	2,310,000	2,366,611
		4,654,112
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	659,000	650,391
Lamar Media Corp., 3.75%, 2/15/28	1,005,000	962,672
Nexstar Media, Inc., 5.625%, 7/15/27(1)	1,000,000	989,819
TEGNA, Inc., 4.75%, 3/15/26(1)	1,205,000	1,197,651
Time Warner Cable LLC, 6.55%, 5/1/37	1,970,000	1,965,245
		5,765,778
Metals and Mining — 1.7%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	675,000	685,763
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)(2)	587,000	589,774
Glencore Funding LLC, 5.89%, 4/4/54(1)(2)	3,235,000	3,239,896
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	1,526,000	1,557,374
Novelis, Inc., 6.875%, 1/30/30(1)	605,000	618,880
		6,691,687
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	890,000	859,544
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	700,000	727,080
		1,586,624
Multi-Utilities — 1.1%
Black Hills Corp., 6.00%, 1/15/35	1,597,000	1,669,999
Dominion Energy, Inc., 4.90%, 8/1/41	1,100,000	1,007,257
Engie SA, 5.875%, 4/10/54(1)	1,700,000	1,729,254
		4,406,510
Oil, Gas and Consumable Fuels — 5.6%
Chevron USA, Inc., 2.34%, 8/12/50(2)	2,500,000	1,473,135
Columbia Pipelines Holding Co. LLC, 5.68%, 1/15/34(1)	1,590,000	1,601,354
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	1,695,000	1,771,034
ConocoPhillips Co., 4.85%, 1/15/32	2,325,000	2,323,654
Diamondback Energy, Inc., 5.40%, 4/18/34	1,334,000	1,341,955
Energy Transfer LP, 5.25%, 7/1/29	1,065,000	1,081,461
Energy Transfer LP, 6.55%, 12/1/33	1,460,000	1,577,934
Energy Transfer LP, 6.125%, 12/15/45	1,350,000	1,366,715
Expand Energy Corp., 6.75%, 4/15/29(1)	1,561,000	1,583,010
Expand Energy Corp., 5.375%, 3/15/30	864,000	859,387
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	1,311,000	1,331,316
Occidental Petroleum Corp., 6.625%, 9/1/30	836,000	884,147
Occidental Petroleum Corp., 6.125%, 1/1/31	785,000	815,314
Occidental Petroleum Corp., 5.375%, 1/1/32	881,000	875,047
Petroleos Mexicanos, 4.50%, 1/23/26(2)	500,000	489,949
Petroleos Mexicanos, 6.49%, 1/23/27	296,000	291,027
Petroleos Mexicanos, 6.50%, 3/13/27	1,190,000	1,168,706
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,135,000	1,114,792
		21,949,937
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,094,000	1,025,805
Passenger Airlines — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	258	258
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	950,000	1,006,428
11

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	$615,000	$619,593
		1,626,279
Personal Care Products — 0.5%
Kenvue, Inc., 4.90%, 3/22/33	1,765,000	1,772,197
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co., 5.10%, 2/22/31	1,263,000	1,292,154
Bristol-Myers Squibb Co., 5.20%, 2/22/34	1,340,000	1,366,418
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	2,595,000	2,571,267
		5,229,839
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	469,000	406,937
Semiconductors and Semiconductor Equipment — 1.6%
Broadcom, Inc., 5.20%, 4/15/32	389,000	396,032
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	495,000	513,961
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	379,000	386,191
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	321,000	331,351
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	380,000	389,311
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	377,000	393,046
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	381,000	404,817
Intel Corp., 3.90%, 3/25/30	710,000	677,485
Intel Corp., 5.15%, 2/21/34(2)	735,000	725,435
Intel Corp., 5.70%, 2/10/53	420,000	395,110
Intel Corp., 5.60%, 2/21/54	388,000	360,584
Micron Technology, Inc., 5.80%, 1/15/35	1,225,000	1,265,604
		6,238,927
Software — 0.7%
AppLovin Corp., 5.375%, 12/1/31	1,435,000	1,465,073
Oracle Corp., 6.00%, 8/3/55	1,325,000	1,354,665
		2,819,738
Specialized REITs — 1.3%
Crown Castle, Inc., 5.20%, 9/1/34	1,094,000	1,086,341
EPR Properties, 3.60%, 11/15/31	1,835,000	1,649,596
VICI Properties LP, 5.75%, 4/1/34	1,190,000	1,213,030
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	1,110,000	1,045,772
		4,994,739
Specialty Retail — 2.0%
AutoZone, Inc., 5.10%, 7/15/29	331,000	336,251
Home Depot, Inc., 4.85%, 6/25/31	3,030,000	3,066,486
Home Depot, Inc., 4.95%, 6/25/34	1,485,000	1,494,698
Lowe's Cos., Inc., 5.15%, 7/1/33(2)	2,110,000	2,139,605
O'Reilly Automotive, Inc., 4.20%, 4/1/30	980,000	958,253
		7,995,293
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 1.25%, 8/20/30	2,665,000	2,273,647
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	1,418,000	1,412,772
		3,686,419
Textiles, Apparel and Luxury Goods — 0.3%
Tapestry, Inc., 5.50%, 3/11/35	1,170,000	1,168,926
Trading Companies and Distributors — 0.2%
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	960,000	983,074
Transportation Infrastructure — 0.1%
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	397,000	402,427
12

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.70%, 12/15/33	$1,050,000	$1,136,305
TOTAL CORPORATE BONDS (Cost $354,589,189)		358,517,770
PREFERRED STOCKS — 4.1%
Banks — 2.2%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,000,000	1,927,282
Banco Santander SA, 4.75%	800,000	772,459
Barclays PLC, 6.125%	790,000	791,926
BNP Paribas SA, 4.625%(1)	800,000	774,968
Citigroup, Inc., 3.875%	1,090,000	1,066,739
Citigroup, Inc., 6.95%	433,000	437,275
Comerica, Inc., 5.625%	875,000	873,421
M&T Bank Corp., 5.125%	42,000	41,762
Societe Generale SA, 5.375%(1)	1,945,000	1,749,183
Societe Generale SA, 8.125%(1)	260,000	263,134
		8,698,149
Capital Markets — 0.6%
Charles Schwab Corp., 4.00%	758,000	740,699
Deutsche Bank AG, 6.00%	800,000	799,545
Goldman Sachs Group, Inc., 7.38%	667,000	673,194
		2,213,438
Consumer Finance — 0.3%
American Express Co., 3.55%	1,110,000	1,078,378
Insurance — 0.2%
Allianz SE, 3.50%(1)	800,000	781,553
Oil, Gas and Consumable Fuels — 0.5%
BP Capital Markets PLC, 6.125%	1,120,000	1,110,869
Energy Transfer LP, 6.50%	730,000	732,915
		1,843,784
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	1,285,000	1,267,330
TOTAL PREFERRED STOCKS (Cost $15,792,133)		15,882,632
U.S. TREASURY SECURITIES — 0.5%
U.S. Treasury Notes, 4.00%, 1/31/31(4)	$145,000	144,482
U.S. Treasury Notes, 4.125%, 3/31/31(4)	1,400,000	1,403,883
U.S. Treasury Notes, 4.375%, 1/31/32(4)	500,000	508,281
TOTAL U.S. TREASURY SECURITIES (Cost $2,006,982)		2,056,646
SHORT-TERM INVESTMENTS — 6.4%
Money Market Funds — 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,287,173	17,287,173
State Street Navigator Securities Lending Government Money Market Portfolio(5)	7,959,903	7,959,903
TOTAL SHORT-TERM INVESTMENTS (Cost $25,247,076)		25,247,076
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $397,635,380)		401,704,124
OTHER ASSETS AND LIABILITIES — (2.3)%		(8,910,175)
TOTAL NET ASSETS — 100.0%		$392,793,949

13

Diversified Corporate Bond ETF

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	194	June 2025	$21,552,188	$102,684
U.S. Treasury Ultra Bonds	128	June 2025	15,888,000	56,063
			$37,440,188	$158,747
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $98,962,572, which represented 25.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,745,135. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $1,244,786.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,959,903.

See Notes to Financial Statements.
14

FEBRUARY 28, 2025 (UNAUDITED)

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.1%
Alabama — 2.7%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	$770,000	$820,263
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	415,000	420,523
Black Belt Energy Gas District Rev., VRN, 2.21%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	486,956
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,763
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	350,361
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,093,380
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	250,000	270,916
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/55 (GA: Pacific Life Insurance Co.)	1,500,000	1,609,752
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	750,000	834,629
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	654,533
Jefferson County Sewer Rev., 5.25%, 10/1/41	1,000,000	1,098,828
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 5.00%, 6/1/54 (GA: Arcelormittal SA)	1,000,000	1,016,614
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	170,000	168,348
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,191,507
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	2,000,000	2,147,316
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,100,000	2,224,681
		14,430,370
Arizona — 3.4%
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	829,758
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/33	500,000	577,156
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.11%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	25,000	24,981
Arizona Health Facilities Authority Rev., VRN, 2.11%, (MUNIPSA plus 0.25%), 1/1/46	130,000	128,550
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	780,000	823,962
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	1,000,000	1,073,930
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	525,000	539,379
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(2)(3)(4)	100,000	3,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	200,000	190,380
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	417,230
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,054,674
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	105,000	104,909
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	160,065
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	620,000	559,400
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	77,037
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	505,011
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,020,456
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(2)	500,000	471,638
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	200,000	204,869
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	585,000	536,684
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater Rev.), 5.00%, 7/1/32	500,000	569,524
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	643,428
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	750,000	756,158
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	2,005,000	2,150,116
15

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	$2,000,000	$2,129,461
Scottsdale GO, 4.00%, 7/1/31	500,000	531,200
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(2)	1,000,000	1,036,171
State of Arizona COP, 5.00%, 9/1/25	240,000	242,642
State of Arizona COP, 5.00%, 9/1/25(1)	580,000	586,584
		17,948,353
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	347,981
Searcy Sales & Use Tax Rev., 5.00%, 11/1/32	1,000,000	1,104,524
Searcy Sales & Use Tax Rev., 5.00%, 11/1/33	1,000,000	1,100,972
		2,553,477
California — 5.1%
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/53 (AGM)(5)	1,500,000	377,988
California Community Choice Financing Authority Rev., VRN, 2.31%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,658,706
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	528,280
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	100,000	21,617
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	250,996
California Housing Finance Agency Rev., 4.25%, 1/15/35	456,610	470,885
California Housing Finance Agency Rev., 3.50%, 11/20/35	375,955	366,811
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 2.56%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	996,402
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	165,000	171,122
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(2)	50,000	52,416
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(2)	110,000	116,113
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(2)	175,000	182,147
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/31	775,000	835,457
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	110,000	102,393
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.50%, 9/1/43	625,000	671,139
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	415,219
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(2)	70,000	69,233
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(2)	500,000	490,013
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	320,000	324,605
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	250,000	234,105
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	650,000	692,962
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	191,587
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	625,535
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(2)	240,000	249,783
California Statewide Communities Development Authority Special Tax, (California Statewide Cmntys Dev Authority Cmnty Facs Dist No. 2015-01 Area No. 2), 4.00%, 9/1/40	245,000	238,554
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, (City & County of San Francisco CA Special Tax Dist No. 2020-1 Development Spl Ta), 4.00%, 9/1/46(2)	500,000	451,213
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(2)	100,000	79,988
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(2)	750,000	414,861
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(2)	300,000	234,707
16

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(2)	$500,000	$360,444
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(2)	290,000	89,695
Folsom Ranch Financing Authority Special Tax, (City of Folsom CA Community Facilities District No. 19), 5.00%, 9/1/39	500,000	522,799
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	500,000	58,981
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,540,000	1,527,043
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(2)	500,000	473,926
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	905,000	912,743
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.46%, 3/3/25 (SBBPA: Royal Bank of Canada)	4,000,000	4,000,000
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), VRDN, 3.62%, 3/3/25 (SBBPA: Bank of America N.A.)	2,560,000	2,560,000
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	100,000	101,921
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	1,000,000	1,080,617
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2015-1), 5.25%, 8/15/45	415,000	416,712
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	321,824
Port of Los Angeles Rev., 5.00%, 8/1/35	1,250,000	1,396,288
State of California GO, 5.00%, 4/1/35	1,045,000	1,118,253
State of California GO, 5.00%, 9/1/42	290,000	303,167
Tracy Community Facilities District Special Tax, (City of Tracy CA Community Facilities District No. 2016-01 Improvement Area No. 1), 5.00%, 9/1/39	280,000	288,658
		27,047,908
Colorado — 3.2%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,190,337
Board of Water Commissioners City & County of Denver Rev., 5.00%, 12/15/52	1,000,000	1,068,884
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	1,035,673
Canyons Metropolitan District No. 5 GO, 5.00%, 12/1/37 (BAM)	500,000	561,504
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	555,483
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	820,108
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	825,536
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	101,439
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	260,000	281,407
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	217,469
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	430,000	457,441
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	304,820
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	482,207
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,572,772
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	150,102
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 4.25%, 12/1/49 (BAM)	1,000,000	969,089
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(2)	100,000	100,250
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/43 (AGM)	1,400,000	1,491,900
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 4.00%, 12/1/46 (AGM)	500,000	477,720
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	537,878
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/31 (BAM)	220,000	244,217
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/32 (BAM)	300,000	332,576
Red Barn Metropolitan District GO, 5.50%, 12/1/55	785,000	789,328
State of Colorado COP, 6.00%, 12/15/38	230,000	275,096
State of Colorado COP, 6.00%, 12/15/40	385,000	457,468
17

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	$351,000	$363,096
Trails at Crowfoot Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AGC)	500,000	482,404
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	504,255
		16,650,459
Connecticut — 1.2%
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	500,000	500,830
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	500,000	500,725
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	470,000	468,716
Connecticut State Health & Educational Facilities Authority Rev., (Yale-New Haven Health Obligated Group), VRN, 5.00%, 7/1/49	325,000	350,172
New Haven GO, 5.00%, 8/1/31 (AGC)	1,250,000	1,397,315
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,037,543
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,034,381
State of Connecticut, Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,248,887
		6,538,569
Delaware — 0.2%
Delaware River & Bay Authority Rev., 5.00%, 1/1/49	225,000	242,013
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(2)	600,000	625,735
		867,748
District of Columbia — 1.5%
District of Columbia GO, 5.00%, 10/15/26	830,000	862,038
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,103,928
District of Columbia GO, 5.00%, 2/1/41	520,000	561,028
District of Columbia GO, 5.00%, 1/1/45	750,000	810,248
District of Columbia GO, 5.25%, 1/1/48	665,000	724,707
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 3/1/36	750,000	809,552
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	514,306
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,000,000	1,092,834
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	478,998
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	271,785
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/26	500,000	515,420
		7,744,844
Florida — 7.5%
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	719,808
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	750,696
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,062,921
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	983,232
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	853,080
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	313,674
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	263,141
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/54(2)	1,220,000	1,205,824
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	734,495
Central Florida Expressway Authority Rev., 5.00%, 7/1/29	1,060,000	1,150,599
Central Florida Expressway Authority Rev., 5.00%, 7/1/44 (AGC)	1,100,000	1,189,648
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	420,000	456,606
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(2)	255,000	243,515
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	1,300,000	1,405,353
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25(2)	110,000	109,870
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(2)	110,000	109,794
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(2)	500,000	541,150
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/49	1,150,000	1,179,334
18

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	$510,000	$520,337
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	500,000	563,830
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	650,000	732,979
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	1,250,000	1,394,172
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,139,650
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	185,696
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	987,315
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	1,500,000	1,543,578
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.50%, 11/15/54	1,500,000	1,663,700
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(2)	1,000,000	1,006,064
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	588,137
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	435,000	437,581
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	665,236
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	502,639
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	1,500,000	1,545,738
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	418,107
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	800,000	827,311
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	978,639
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	886,508
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	487,458
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	500,000	523,419
Orlando Utilities Commission Rev., 5.00%, 10/1/48	1,000,000	1,069,318
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	290,000	317,857
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	106,792
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	481,202
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	570,139
St. Johns Water & Sewer Rev., 5.00%, 6/1/52	1,465,000	1,560,356
Tampa Bay Water Rev., 5.00%, 10/1/39	300,000	341,823
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.50%, 1/1/30(2)	800,000	802,126
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019 Special Assmnt), 3.55%, 5/1/39	250,000	232,750
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I Special Asmnt), 5.50%, 5/1/53	960,000	996,519
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I Special Assmnt), 5.25%, 5/1/54(2)	500,000	514,673
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024, Special Assessment), 3.75%, 5/1/29(2)	600,000	599,772
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	500,810
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AGM)	780,000	857,488
		39,822,459
Georgia — 3.8%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	990,539
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,351,119
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	290,000	288,217
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	919,473
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	413,902
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	534,780
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	180,983
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	1,500,000	1,510,213
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	505,798
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	475,000	453,227
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	500,000	508,158
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,615,288
19

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	$525,000	$528,142
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,209,608
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	583,980
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	1,006,382
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	1,500,000	1,590,431
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	1,910,000	2,057,747
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,078,562
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,290,473
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,607,100
		20,224,122
Guam — 0.2%
Guam Power Authority Rev., 5.00%, 10/1/42	200,000	211,494
Guam Power Authority Rev., 5.00%, 10/1/43	200,000	210,600
Guam Power Authority Rev., 5.00%, 10/1/44	200,000	210,267
Port Authority of Guam Rev., 5.00%, 7/1/33	250,000	257,046
Port Authority of Guam Rev., 5.00%, 7/1/34	225,000	231,033
Port Authority of Guam Rev., 5.00%, 7/1/35	200,000	205,241
		1,325,681
Hawaii — 0.5%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38(6)	125,000	144,650
City & County of Honolulu GO, 5.00%, 3/1/29	700,000	761,508
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	833,011
Honolulu GO, 5.00%, 7/1/29	830,000	906,950
		2,646,119
Idaho — 0.2%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	365,000	349,086
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	415,062
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congestion), 5.25%, 8/15/48	500,000	547,783
		1,311,931
Illinois — 7.8%
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,242,525
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/29 (BAM)	840,000	899,048
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/32 (BAM)	695,000	769,109
Chicago GO, 4.00%, 1/1/35	500,000	494,464
Chicago GO, 5.25%, 1/1/38	1,000,000	1,064,534
Chicago GO, 6.00%, 1/1/38	20,000	20,607
Chicago GO, 5.50%, 1/1/49	100,000	102,150
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	700,000	728,525
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	283,971
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	1,050,504
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	310,089
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,016,673
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/43 (BAM)	1,000,000	1,094,007
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR), (NPFG)	125,000	133,233
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	562,895
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (AGM)	1,000,000	1,102,179
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AGM)	750,000	803,580
Chicago Waterworks Rev., 5.00%, 11/1/26	450,000	465,390
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,033,597
Chicago Waterworks Rev., 5.00%, 11/1/36 (AGM)	500,000	520,086
Chicago Waterworks Rev., 5.00%, 11/1/42	305,000	330,224
20

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Chicago Waterworks Rev., 5.25%, 11/1/53 (AGM)	$250,000	$267,415
Cook County GO, 4.00%, 11/15/25	1,290,000	1,299,861
Cook County GO, 5.00%, 11/15/26	830,000	859,611
Cook County GO, 5.00%, 11/15/31	1,000,000	1,034,881
Cook County Community College District No. 508 GO, 5.00%, 12/1/31 (BAM)	500,000	547,139
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	897,486
Cook County Sales Tax Rev., 5.00%, 11/15/43	1,000,000	1,063,535
Cook County Sales Tax Rev., 5.25%, 11/15/45	725,000	778,969
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(2)	1,000,000	1,005,226
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/34(2)	1,770,000	1,815,996
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group IL), VRN, 2.56%, (MUNIPSA plus 0.70%), 5/1/42	250,000	247,709
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(2)	910,000	911,232
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	260,296
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,012,141
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	986,243
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/42	380,000	393,449
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	383,998
Kane County Forest Preserve District GO, 3.00%, 12/15/25	650,000	649,248
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	330,000	341,581
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	500,000	502,703
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	330,000	345,565
Peoria City School District No. 150 GO, 4.00%, 1/1/26 (AGM)	840,000	846,849
Springfield Electric Rev., 5.00%, 3/1/33 (BAM)	2,000,000	2,252,629
State of Illinois GO, 5.00%, 10/1/25	175,000	177,123
State of Illinois GO, 5.00%, 11/1/27	705,000	741,243
State of Illinois GO, 5.00%, 11/1/29	595,000	623,659
State of Illinois GO, 5.00%, 10/1/30	625,000	664,033
State of Illinois GO, 5.00%, 10/1/33	200,000	211,332
State of Illinois GO, 5.00%, 12/1/35	500,000	519,257
State of Illinois GO, 5.50%, 5/1/39	220,000	239,014
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,119,217
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,369,889
State of Illinois GO, 5.75%, 5/1/45	225,000	242,493
State of Illinois GO, 5.25%, 5/1/49	500,000	528,966
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,095,961
Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	1,026,091
		41,289,430
Indiana — 1.3%
Carmel Waterworks Rev., 5.25%, 5/1/47 (BAM)	330,000	350,099
Carmel Waterworks Rev., 5.25%, 5/1/51 (BAM)	250,000	263,439
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	253,725
Indiana Finance Authority Rev., (Hendricks County Hospital Obligated Group), 5.00%, 3/1/44	1,200,000	1,264,231
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	387,428
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/39	190,000	206,799
Indiana Finance Authority Rev., (Methodist Hospitals, Inc. Obligated Group), 5.50%, 9/15/44	190,000	200,426
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/49	1,030,000	1,041,995
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	470,000	447,935
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	716,943
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/38	400,000	450,251
Northern Indiana Commuter Transportation District Rev., (Northern Indiana Commuter Transportation District), 5.00%, 1/1/39	325,000	364,264
21

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Purdue University Rev., 5.00%, 7/1/40	$750,000	$839,663
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(2)	255,000	261,397
		7,048,595
Iowa — 1.2%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	900,000	1,051,199
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,125,000	1,298,925
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	125,000	143,799
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,005,036
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.58%, (SOFR plus 0.55%), 5/15/56	500,000	480,190
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	847,145
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	70,000	68,822
Polk County GO, 5.00%, 6/1/44	1,000,000	1,049,600
University of Iowa Rev., 5.00%, 7/1/30	350,000	360,391
		6,305,107
Kansas — 0.5%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	780,322
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	123,367
Sedgwick County Unified School District No. 262 Valley Center GO, 4.50%, 9/1/44 (AGM)	225,000	231,554
State of Kansas Department of Transportation Rev., 5.00%, 9/1/35	1,275,000	1,286,434
		2,421,677
Kentucky — 1.1%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	370,000	391,790
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	101,731
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	250,704
Kentucky Public Energy Authority Rev., VRN, 4.10%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	997,037
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	544,123
Kentucky Public Energy Authority Rev., VRN, 5.00%, 1/1/55 (GA: BP Corp. North America, Inc.)	1,655,000	1,782,815
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 4.00%, 11/1/38	500,000	504,154
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,071,604
		5,643,958
Louisiana — 1.2%
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	1,009,805
Louisiana Public Facilities Authority Rev., (Calcasieu Bridge Partners LLC), 5.50%, 9/1/54	430,000	461,459
Louisiana Public Facilities Authority Rev., (Tulane University), 5.00%, 10/15/48	750,000	797,491
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/48	2,000,000	2,102,370
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	255,991
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	550,000	551,734
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37 (GA: Conocophillips)	900,000	909,617
		6,088,467
Maryland — 2.6%
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	402,324
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	200,614
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	171,897
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing Special Taxing District), 5.00%, 7/1/36	350,000	356,998
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	409,887
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	1,500,000	1,496,689
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	384,499
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	763,335
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	1,000,000	856,660
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	440,662
22

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	$625,000	$649,519
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,833,396
Montgomery County GO, 4.00%, 8/1/42	1,000,000	1,015,475
State of Maryland GO, 5.00%, 3/15/28	535,000	572,755
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,698,432
State of Maryland GO, 5.00%, 6/1/38	750,000	869,287
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,396,125
		13,518,554
Massachusetts — 2.5%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,276,382
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	500,000	525,807
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/52	1,000,000	1,056,665
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,125,063
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/39	370,000	425,424
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	826,997
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	750,000	791,486
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 4.25%, 7/1/34(2)	450,000	454,688
Massachusetts Development Finance Agency Rev., (Children's Hospital Corp. Obligated Group), 5.25%, 3/1/54	1,000,000	1,084,782
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(2)	300,000	301,018
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(2)	100,000	99,607
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	150,000	152,756
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	500,000	549,148
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 7/15/36	565,000	570,393
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	851,500
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	772,587
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/37	1,845,000	2,136,639
Massachusetts Water Resources Authority Rev., 5.25%, 8/1/48	100,000	109,846
		13,110,788
Michigan — 2.7%
Detroit GO, 5.00%, 4/1/25	50,000	50,059
Detroit GO, 5.00%, 4/1/26	585,000	595,750
Detroit GO, 5.00%, 4/1/35	300,000	322,016
Detroit GO, 5.00%, 4/1/36	250,000	266,835
Detroit GO, 5.00%, 4/1/38	490,000	520,307
Detroit GO, 4.00%, 4/1/42	525,000	493,500
Detroit GO, 6.00%, 5/1/43	275,000	308,299
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	640,000	702,276
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	410,000	441,885
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/39	1,100,000	1,228,002
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	950,000	972,948
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37	550,000	628,444
Lansing Board of Water & Light Rev., 5.00%, 7/1/49	1,145,000	1,223,923
Michigan Finance Authority Rev., 6.75%, 7/1/44(2)	1,100,000	1,077,902
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	1,335,000	1,395,855
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	388,874
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	410,000	416,513
Michigan State Building Authority Rev., (State of Michigan), 4.00%, 10/15/49	825,000	791,959
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,650,000	1,795,313
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AGM)	440,000	487,498
		14,108,158
23

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Minnesota — 0.7%
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/30	$250,000	$274,122
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/31	210,000	232,972
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/32	275,000	307,479
State of Minnesota GO, 5.00%, 10/1/27	900,000	954,055
State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,162,713
State of Minnesota GO, 4.00%, 8/1/41	950,000	964,628
		3,895,969
Mississippi — 0.4%
Hinds County COP, 4.625%, 9/1/54 (BAM)(2)	685,000	679,792
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,400,000	1,425,684
		2,105,476
Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,051,240
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	355,000	390,602
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	600,000	616,168
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	30,000	26,324
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,144,676
Kansas City Industrial Development Authority Rev., (City of Kansas City MO), 5.00%, 3/1/44	1,000,000	1,021,522
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	750,000	764,127
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	145,432
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,275,000	1,268,093
		6,428,184
Nebraska — 0.7%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	500,000	528,427
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,054,262
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,239,574
Omaha Public Power District Rev., 5.50%, 2/1/54	1,000,000	1,105,990
		3,928,253
Nevada — 1.6%
Clark County School District GO, 5.00%, 6/15/26	1,350,000	1,388,385
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/49	600,000	635,935
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	700,000	716,414
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	680,000	586,675
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	355,000	343,960
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	195,000	195,206
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	500,000	523,808
Nevada Department of Business & Industry Rev., (Desertxpress Enterprises LLC), VRN, 9.50%, 1/1/65(2)(6)	1,100,000	1,106,598
Reno Special Assessment, (City of Reno NV 2024 Special Assessment District No. 1), 5.125%, 6/1/47(2)(6)	465,000	462,092
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	185,000	192,042
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	170,000	172,424
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	215,000	215,600
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,674,252
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	240,000	240,019
		8,453,410
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,068,468
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	276,326	278,325
24

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	$555,000	$558,472
		1,905,265
New Jersey — 2.2%
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.50%, 12/15/26, Prerefunded at 100% of Par(1)	260,000	273,224
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	390,000	415,202
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	500,000	554,906
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	716,369
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/28	375,000	405,024
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/32	400,000	427,614
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	1,000,000	1,126,951
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.00%, 6/15/38	620,000	622,420
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	810,000	844,026
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	1,490,000	1,567,178
New Jersey Turnpike Authority Rev., 5.25%, 1/1/49	1,000,000	1,101,111
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/26	1,405,000	1,430,233
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	500,000	517,505
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	750,000	773,646
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	240,000	242,555
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	750,000	765,162
		11,783,126
New Mexico — 0.3%
Aspire Public Improvement District Special Tax, 5.30%, 10/1/53	500,000	493,020
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(2)	1,000,000	948,753
		1,441,773
New York — 8.8%
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/50	1,000,000	1,058,964
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/45	1,000,000	1,083,510
Long Island Power Authority Rev., 5.00%, 9/1/53 (AGM)	1,000,000	1,067,004
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	500,000	491,392
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	574,413
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	817,940
Metropolitan Transportation Authority Rev., VRN, 3.70%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	250,189
Nassau County Interim Finance Authority Rev., 4.00%, 11/15/35	500,000	534,619
New York City GO, 5.25%, 5/1/41	150,000	166,416
New York City GO, 5.00%, 4/1/43	500,000	517,156
New York City GO, 4.00%, 8/1/44	1,000,000	987,146
New York City GO, 4.00%, 9/1/46	250,000	244,773
New York City GO, 5.50%, 4/1/49	1,000,000	1,104,999
New York City GO, 5.00%, 3/1/50	700,000	729,971
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,165,847
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,096,131
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	538,520
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/26	500,000	514,644
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 11/1/29	1,230,000	1,350,715
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/39	1,250,000	1,422,568
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 2/1/36	750,000	754,400
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,124,858
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	650,720
New York Power Authority Rev., 5.00%, 11/15/30	1,500,000	1,694,812
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AGM)	400,000	471,530
25

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	$670,000	$725,081
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	326,932
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	926,493
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	846,589
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	961,540
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	500,000	571,320
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.25%, 3/15/52	330,000	357,953
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	954,265
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	1,500,000	1,679,403
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax Rev.), VRN, 3.30%, 12/15/54	230,000	230,158
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax Rev.), VRN, 3.35%, 12/15/54	235,000	235,640
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	720,617
New York State Thruway Authority Rev., 4.00%, 1/1/45	945,000	905,608
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	123,232
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	584,447
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,027,653
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	200,263
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	668,014
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 0.00%, 12/31/54 (AGC)(5)	750,000	488,680
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AGC)	1,250,000	1,328,547
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AGM)	1,000,000	1,034,144
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.50%, 6/30/54	445,000	471,692
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,000,000	1,078,122
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	1,045,000	1,042,948
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	449,255
State of New York GO, 5.00%, 3/15/41	1,000,000	1,124,207
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	550,327
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	610,441
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	933,930
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), 5.25%, 5/15/52	750,000	808,483
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,116,805
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	375,000	407,781
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	995,499
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,089,472
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AGM)	400,000	443,608
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	102,152
		46,534,538
North Carolina — 0.5%
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), VRN, 3.25%, 1/15/50	350,000	349,913
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	633,899
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	310,000	310,339
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.25%, 10/1/28	350,000	351,471
State of North Carolina Rev., 5.00%, 3/1/26	550,000	562,620
State of North Carolina Rev., 5.00%, 3/1/34	345,000	370,693
		2,578,935
Ohio — 3.8%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,422,163
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	978,671
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	850,000	771,951
26

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	$3,135,000	$2,870,531
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	775,000	850,339
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	450,908
Columbus GO, 5.00%, 8/15/25	1,000,000	1,010,649
Columbus Regional Airport Authority Rev., 5.00%, 1/1/38	1,500,000	1,645,714
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	363,902
Cuyahoga County Rev., (MetroHealth System), 5.50%, 2/15/52	680,000	690,165
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/49	1,000,000	1,055,655
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	94,495
Ohio Turnpike & Infrastructure Commission Rev., 5.00%, 2/15/32	590,000	624,273
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,374,435
State of Ohio GO, 5.00%, 5/1/27	1,000,000	1,051,222
State of Ohio GO, 5.00%, 5/1/40	660,000	722,195
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	460,000	509,981
Toledo GO, 5.00%, 12/1/33 (BAM)	450,000	509,607
Toledo GO, 5.00%, 12/1/34 (BAM)	400,000	456,428
Worthington City School District GO, 5.50%, 12/1/54	2,255,000	2,465,987
		19,919,271
Oklahoma — 0.5%
Oklahoma Capitol Improvement Authority Rev., (State of Oklahoma), 4.00%, 7/1/38	850,000	865,485
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41(6)	240,000	264,264
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42(6)	275,000	299,278
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	982,872
		2,411,899
Oregon — 1.7%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	252,902
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	100,000	100,106
Forest Grove Rev., (Pacific University), Series 2022A, 5.00%, 5/1/31	1,450,000	1,519,821
State of Oregon GO, 5.00%, 6/1/27	2,380,000	2,506,376
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,002,948
State of Oregon GO, 5.00%, 6/1/41	1,000,000	1,114,700
State of Oregon GO, 5.00%, 5/1/48	1,250,000	1,353,472
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,094,428
		8,944,753
Pennsylvania — 3.2%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	155,000	154,059
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AGM)	500,000	543,735
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	250,000	263,563
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	315,000	314,659
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 0.00%, 6/30/44(5)	157,000	116,479
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AGM)	450,000	506,330
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AGM)	525,000	587,926
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	291,436
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AGM)	1,000,000	1,003,087
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/45	1,120,000	1,125,697
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	400,000	428,376
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.00%, 12/31/57 (AGM)	1,305,000	1,344,610
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AGM)	1,000,000	1,036,444
Pennsylvania State University Rev., 5.00%, 9/1/32	700,000	801,425
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	525,750
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	562,109
27

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	$750,000	$821,029
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	702,918
Philadelphia Water & Wastewater Rev., 5.25%, 9/1/49 (AGC)	1,500,000	1,637,130
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/36 (AGC)	275,000	320,181
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/37 (AGC)	225,000	260,457
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AGM)	750,000	834,145
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AGM)	500,000	536,368
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	500,000	515,915
School District of Philadelphia GO, 5.50%, 9/1/48 (ST AID WITHHLDG)	185,000	202,724
Scranton GO, 5.00%, 11/15/25 (AGM)	400,000	405,611
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	750,000	876,404
		16,718,567
Puerto Rico — 0.5%
Puerto Rico GO, 5.625%, 7/1/27	1,300,000	1,360,142
Puerto Rico GO, 5.625%, 7/1/29	750,000	808,414
Puerto Rico GO, VRN, 0.00%, 11/1/51	457,187	248,596
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	2,000,000	497,221
		2,914,373
Rhode Island — 0.3%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	335,014
State of Rhode Island GO, 5.00%, 12/1/42	500,000	555,470
State of Rhode Island GO, 5.00%, 12/1/43	500,000	552,291
		1,442,775
South Carolina — 1.2%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	100,000	93,631
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/37	325,000	367,338
Greenville County School District Rev., 5.00%, 12/1/25	1,000,000	1,016,874
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	804,793
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	270,000	223,463
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	300,000	319,411
South Carolina Jobs-Economic Development Authority Rev., (McLeod Health Obligated Group), 5.00%, 11/1/31	1,650,000	1,846,970
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,226,636
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.50%, 11/1/48	500,000	555,094
		6,454,210
Tennessee — 1.5%
Hamilton County & Chattanooga Sports Authority Rev., 5.75%, 12/1/50	1,000,000	1,142,184
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	320,000	353,829
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	380,000	400,707
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	264,623
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University), 5.00%, 10/1/54	1,000,000	1,075,365
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (Nashville & Davidson County TN South Nashville Central Business Improvement Dis), Capital Appreciation, 0.00%, 6/1/43(2)(5)	2,500,000	1,075,948
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.25%, 7/1/48 (AGM)	1,000,000	1,086,176
Metropolitan Nashville Airport Authority Rev., 5.50%, 7/1/52	100,000	106,515
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(2)	225,000	229,391
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(2)	800,000	811,988
Shelby County Health Educational & Housing Facilities Board Rev., (Baptist Memorial Health Care Obligated Group), VRN, 5.00%, 9/1/49	505,000	535,795
28

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	$750,000	$793,904
		7,876,425
Texas — 10.0%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	300,000	308,861
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)	1,200,000	1,322,625
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 4.25%, 11/1/32(2)	450,000	448,066
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,057,654
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/28 (BAM)	300,000	321,663
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/29 (BAM)	235,000	255,883
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/30 (BAM)	280,000	309,077
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	1,525,000	1,550,457
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,209,490
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,150,000	1,231,728
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26 (PSF-GTD)	200,000	206,145
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	523,303
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	461,057
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/35 (PSF-GTD)	900,000	1,017,254
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 6.125%, 8/15/48	50,000	50,287
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/25 (PSF-GTD)	400,000	400,620
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	1,250,000	1,276,711
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/41	250,000	276,663
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,066,997
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	270,760
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	750,000	860,255
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/53 (BAM)(5)	2,000,000	510,598
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,037,963
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	1,400,000	1,428,943
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AGM)	450,000	502,427
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/34 (AGC)	250,000	280,123
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/35 (AGC)	365,000	407,451
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/36 (AGC)	285,000	316,983
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/37 (AGC)	210,000	232,688
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,020,000	1,118,918
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	1,000,000	1,079,489
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/49	655,000	676,828
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/54	250,000	268,521
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,523,985
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/31 (AGC)	360,000	395,379
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/33 (AGC)	345,000	385,911
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/34 (AGC)	300,000	337,697
Houston GO, 5.25%, 3/1/40	655,000	741,631
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/39	430,000	465,279
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	477,480
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	172,161
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	373,249
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	900,000	905,984
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(1)	240,000	250,108
North East Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	340,000	340,641
29

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
North Texas Tollway Authority Rev., 5.00%, 1/1/41	$355,000	$392,631
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	1,175,000	1,223,717
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/33	245,000	248,104
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	380,000	391,886
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AGC)(5)	1,000,000	615,040
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	495,000	493,617
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	526,792
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,118,779
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 4.25%, 9/1/33(2)(6)	425,000	425,918
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(2)(6)	175,000	175,398
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	625,000	631,299
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	1,350,000	1,482,051
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/43	1,250,000	1,390,473
Southeast Regional Management District GO, 4.25%, 4/1/46 (AGC)	1,500,000	1,485,949
State of Texas GO, 5.00%, 8/1/40	815,000	819,612
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	163,122
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/28	430,000	456,637
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/29	455,000	490,422
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	649,078
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	497,344
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	1,650,000	1,783,514
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	505,000	507,187
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,303,363
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	940,479
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	569,619
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	1,000,000	1,035,808
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	610,000	607,244
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	848,858
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,095,727
Viridian Municipal Management District GO, 4.00%, 12/1/33 (BAM)	630,000	644,143
Williamson County GO, 5.00%, 2/15/31	1,000,000	1,115,866
		52,785,670
Utah — 1.4%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	522,293
Intermountain Power Agency Rev., 5.25%, 7/1/45	750,000	809,507
Salt Lake City Airport Rev., 5.00%, 7/1/26	300,000	307,679
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/26 (BAM)	500,000	514,195
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(2)	750,000	708,299
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,192,036
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	890,000	902,510
Utah State University Rev., (Utah State University Research Rev.), 4.00%, 12/1/42 (AGM)	1,215,000	1,205,867
Utah Transit Authority Rev., 5.00%, 6/15/33	1,000,000	1,155,306
		7,317,692
Virginia — 1.5%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	346,396
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	1,200,000	1,359,799
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,068,908
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	600,000	587,781
30

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	$100,000	$101,018
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(2)	200,000	196,195
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	611,601
Virginia College Building Authority Rev., 4.00%, 2/1/41	1,000,000	1,010,575
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/28	500,000	532,946
Virginia Port Authority Commonwealth Port Fund Rev., (Commonwealth of Virginia), 5.25%, 7/1/48	750,000	820,476
Virginia Small Business Financing Authority Rev., (95 Express Lanes LLC), 4.00%, 1/1/39	1,095,000	1,070,797
		7,706,492
Washington — 3.0%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	560,531
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	525,000	569,894
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,128,667
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	956,866
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/41	415,000	450,016
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	542,311
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	563,130
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,044,351
King County School District No. 210 Federal Way GO, 5.00%, 12/1/26 (SCH BD GTY)	1,635,000	1,700,818
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,239,653
King County Sewer Rev., 5.00%, 1/1/49	800,000	860,281
Port of Seattle Rev., 5.00%, 4/1/36	1,365,000	1,425,807
Seattle Municipal Light & Power Rev., VRN, 2.11%, (MUNIPSA plus 0.25%), 5/1/45	200,000	197,239
State of Washington GO, 5.00%, 8/1/39	1,000,000	1,144,941
State of Washington GO, 5.00%, 6/1/41	770,000	825,238
State of Washington GO, 5.00%, 2/1/42	625,000	640,707
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,066,113
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	827,679
		15,744,242
West Virginia — 0.6%
Ohio County Tax Allocation, (Ohio WV Fort Henry Centre Tax Increment Financing District No. 1), 5.25%, 6/1/53	400,000	407,353
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	1,750,000	1,910,212
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	634,643
		2,952,208
Wisconsin — 2.2%
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	392,637
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,302,874
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(2)	75,000	75,053
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(2)	920,000	981,420
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	78,945
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	735,000	736,590
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.25%, 7/15/44(2)	600,000	569,486
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,000,000	1,063,721
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/54	645,000	692,770
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	250,000	216,172
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(2)	225,000	180,057
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(2)	515,000	455,756
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	252,022
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	480,029
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(2)	1,000,000	1,039,327
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	150,000	151,542
State of Wisconsin GO, 4.00%, 5/1/39	750,000	756,927
31

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	$715,000	$770,087
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	900,000	968,212
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	200,000	215,577
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	389,568
		11,768,772
TOTAL MUNICIPAL SECURITIES (Cost $519,427,809)		522,659,052
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
BlackRock Liquidity Funds MuniCash (Cost $1,466,703)	1,466,556	1,466,703
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $520,894,512)		524,125,755
OTHER ASSETS AND LIABILITIES — 0.6%		3,053,048
TOTAL NET ASSETS — 100.0%		$527,178,803

32

Diversified Municipal Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AGM-CR	–	Assured Guaranty Municipal Corp. - Custodian Receipts
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
SBBPA	–	Standby Bond Purchase Agreement
SCH BD GTY	–	School Bond Guaranty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
ST INTERCEPT	–	State Intercept
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $33,415,886, which represented 6.3% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.
33

FEBRUARY 28, 2025 (UNAUDITED)

Multisector Floating Income ETF
	Principal Amount/Shares	Value
COLLATERALIZED LOAN OBLIGATIONS — 31.3%
522 Funding CLO Ltd., Series 2018-3A, Class AR, VRN, 5.59%, (3-month SOFR plus 1.30%), 10/20/31(1)	$631,979	$632,801
ACREC LLC, Series 2023-FL2, Class A, VRN, 6.54%, (1-month SOFR plus 2.23%), 2/19/38(1)	154,912	155,324
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 5.63%, (1-month SOFR plus 1.31%), 6/15/36(1)	133,717	133,706
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 6.03%, (1-month SOFR plus 1.71%), 6/15/36(1)	703,000	700,777
ACRES Commercial Realty Ltd., Series 2021-FL2, Class A, VRN, 5.83%, (1-month SOFR plus 1.51%), 1/15/37(1)	96,464	96,512
AMMC CLO 21 Ltd., Series 2017-21A, Class A, VRN, 5.80%, (3-month SOFR plus 1.51%), 11/2/30(1)	3,601	3,602
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.15%, (3-month SOFR plus 1.86%), 4/30/31(1)	176,916	176,778
Apidos CLO XXIV Ltd., Series 2016-24A, Class A1AL, VRN, 5.50%, (3-month SOFR plus 1.21%), 10/20/30(1)	478,415	478,687
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.40%, (1-month SOFR plus 1.08%), 12/15/35(1)	22,075	22,050
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, VRN, 5.50%, (1-month SOFR plus 1.18%), 8/15/34(1)	148,315	148,289
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	424,993	425,357
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, VRN, 6.16%, (1-month SOFR plus 1.85%), 5/15/37(1)	553,303	554,001
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 5.59%, (30-day average SOFR plus 1.25%), 1/20/37(1)	389,220	388,924
ARES LII CLO Ltd., Series 2019-52A, Class CRR, VRN, 5.85%, (3-month SOFR plus 1.55%), 4/22/31(1)	300,000	301,937
ARES Loan Funding III Ltd., Series 2022-ALF3A, Class A1R, VRN, 5.57%, (3-month SOFR plus 1.27%), 7/25/36(1)	900,000	902,930
Barings CLO Ltd., Series 2015-IA, Class AR, VRN, 5.54%, (3-month SOFR plus 1.25%), 1/20/31(1)	105,341	105,418
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 5.57%, (3-month SOFR plus 1.28%), 4/20/31(1)	60,533	60,568
BSPRT Issuer Ltd., Series 2021-FL6, Class A, VRN, 5.53%, (1-month SOFR plus 1.21%), 3/15/36(1)	54,945	54,890
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.57%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	100,225
Buttermilk Park CLO Ltd., Series 2018-1A, Class A1R, VRN, 5.38%, (3-month SOFR plus 1.08%), 10/15/31(1)	206,959	207,032
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 5.66%, (3-month SOFR plus 1.37%), 1/22/31(1)	121,488	121,792
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 5.48%, (3-month SOFR plus 1.18%), 10/15/30(1)	444,098	444,873
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, VRN, 5.47%, (3-month SOFR plus 1.15%), 8/15/31(1)	886,705	888,911
Dryden 58 CLO Ltd., Series 2018-58A, Class A1, VRN, 5.56%, (3-month SOFR plus 1.26%), 7/17/31(1)	664,046	664,511
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 5.61%, (3-month SOFR plus 1.31%), 7/15/31(1)	169,624	169,963
Greenwood Park CLO Ltd., Series 2018-1A, Class A1, VRN, 5.59%, (3-month SOFR plus 1.29%), 4/15/31(1)	243,586	244,087
HGI CRE CLO Ltd., Series 2021-FL1, Class A, VRN, 5.48%, (1-month SOFR plus 1.16%), 6/16/36(1)	28,266	28,173
HGI CRE CLO Ltd., Series 2021-FL2, Class A, VRN, 5.43%, (1-month SOFR plus 1.11%), 9/17/36(1)	349,408	348,689
KKR CLO 17 Ltd., Series 17, Class BR, VRN, 6.16%, (3-month SOFR plus 1.86%), 4/15/34(1)	510,000	510,509
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 6.15%, (3-month SOFR plus 1.86%), 7/18/30(1)	270,000	270,617
KKR CLO 40 Ltd., Series 40A, Class AR, VRN, 5.59%, (3-month SOFR plus 1.30%), 10/20/34(1)	300,000	300,073
LCM 26 Ltd., Series 26A, Class A1, VRN, 5.62%, (3-month SOFR plus 1.33%), 1/20/31(1)	329,452	330,080
LCM 41 Ltd., Series 41A, Class A1, VRN, 5.76%, (3-month SOFR plus 1.46%), 4/15/36(1)	250,000	250,175
LCM XV LP, Series 15A, Class AR2, VRN, 5.55%, (3-month SOFR plus 1.26%), 7/20/30(1)	203,228	203,330
LoanCore Issuer Ltd., Series 2022-CRE7, Class AS, VRN, 6.34%, (30-day average SOFR plus 2.00%), 1/17/37(1)	250,000	249,989
Madison Park Funding XXIV Ltd., Series 2016-24A, Class AR2, VRN, 5.41%, (3-month SOFR plus 1.12%), 10/20/29(1)	128,527	128,552
Madison Park Funding XXIX Ltd., Series 2018-29A, Class AR, VRN, 5.47%, (3-month SOFR plus 1.18%), 10/18/30(1)	670,136	670,708
MF1 Ltd., Series 2020-FL4, Class AS, VRN, 6.53%, (1-month SOFR plus 2.21%), 12/15/35(1)	200,000	200,148
MF1 Ltd., Series 2021-FL6, Class AS, VRN, 5.88%, (1-month SOFR plus 1.56%), 7/16/36(1)	600,000	600,887
MF1 Ltd., Series 2021-FL7, Class A, VRN, 5.51%, (1-month SOFR plus 1.19%), 10/16/36(1)	422,298	421,547
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, VRN, 5.96%, (3-month SOFR plus 1.66%), 7/25/30(1)	500,000	500,697
Octagon Investment Partners 35 Ltd., Series 2018-1A, Class A1B, VRN, 5.65%, (3-month SOFR plus 1.36%), 1/20/31(1)	750,000	753,180
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class A2R3, VRN, 5.98%, (3-month SOFR plus 1.66%), 2/14/31(1)	500,000	500,394
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, VRN, 5.58%, (3-month SOFR plus 1.26%), 2/14/31(1)	474,044	474,491
OZLM IX Ltd., Series 2014-9A, Class A1A4, VRN, 5.49%, (3-month SOFR plus 1.20%), 10/20/31(1)	661,797	661,863
34

Multisector Floating Income ETF
	Principal Amount/Shares	Value
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 5.52%, (3-month SOFR plus 1.20%), 2/15/33(1)(2)	$300,000	$300,000
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, VRN, 5.63%, (1-month SOFR plus 1.31%), 11/25/36(1)	218,572	218,544
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	238,318	240,362
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 5.74%, (3-month SOFR plus 1.45%), 10/20/30(1)	63,113	63,149
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 6.23%, (3-month SOFR plus 1.91%), 8/15/30(1)	250,000	250,860
Symphony CLO XXIV Ltd., Series 2020-24A, Class AR, VRN, 5.49%, (3-month SOFR plus 1.20%), 1/23/32(1)	824,464	827,240
Venture XXVIII CLO Ltd., Series 2017-28A, Class B1R, VRN, 6.15%, (3-month SOFR plus 1.86%), 7/20/30(1)	400,000	400,936
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 5.53%, (3-month SOFR plus 1.23%), 4/25/31(1)	76,365	76,484
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 5.70%, (3-month SOFR plus 1.41%), 10/18/31(1)	116,713	116,972
Voya CLO Ltd., Series 2016-2A, Class A2R, VRN, 6.30%, (3-month SOFR plus 2.01%), 7/19/28(1)	165,957	166,082
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,203,148)		18,248,676
ASSET-BACKED SECURITIES — 26.0%
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	59,871	60,063
Affirm Asset Securitization Trust, Series 2024-X2, Class A, SEQ, 5.22%, 12/17/29(1)	613,380	614,335
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2B, VRN, 5.07%, (30-day average SOFR plus 0.73%), 10/19/26	21,141	21,145
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2B, VRN, 4.94%, (30-day average SOFR plus 0.60%), 2/18/28	474,837	475,421
BMW Vehicle Lease Trust, Series 2024-2, Class A2B, VRN, 4.77%, (30-day average SOFR plus 0.42%), 1/25/27	1,200,000	1,201,234
Brazos Higher Education Authority, Inc., Series 2011-1, Class A3, VRN, 5.75%, (90-day average SOFR plus 1.31%), 11/25/33	26,996	27,053
CarMax Auto Owner Trust, Series 2023-4, Class A2B, VRN, 5.14%, (30-day average SOFR plus 0.80%), 12/15/26	435,957	436,421
Chesapeake Funding II LLC, Series 2024-1A, Class A2, VRN, 5.11%, (30-day average SOFR plus 0.77%), 5/15/36(1)	309,448	310,291
ClickLease Equipment Receivables Trust, Series 2024-1, Class B, 7.34%, 2/15/30(1)	1,000,000	1,010,637
CNH Equipment Trust, Series 2024-B, Class A2B, VRN, 4.74%, (30-day average SOFR plus 0.40%), 10/15/27	199,089	199,219
Ford Credit Auto Owner Trust, Series 2024-A, Class A2B, VRN, 4.70%, (30-day average SOFR plus 0.36%), 1/15/27	314,793	314,800
Ford Credit Auto Owner Trust, Series 2024-B, Class A2B, VRN, 4.74%, (30-day average SOFR plus 0.40%), 4/15/27	869,305	869,843
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.95%, (30-day average SOFR plus 1.60%), 8/25/54(1)	686,400	686,913
Honda Auto Receivables Owner Trust, Series 2024-4, Class A2, SEQ, 4.56%, 3/15/27	1,000,000	1,000,728
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A2B, VRN, 4.79%, (30-day average SOFR plus 0.45%), 10/15/26(1)	198,403	198,541
Hyundai Auto Receivables Trust, Series 2023-C, Class A2B, VRN, 4.97%, (30-day average SOFR plus 0.63%), 1/15/27	671,032	672,071
Hyundai Auto Receivables Trust, Series 2024-A, Class A2B, VRN, 4.76%, (30-day average SOFR plus 0.42%), 4/15/27	656,334	656,678
John Deere Owner Trust, Series 2024-A, Class A2B, VRN, 4.71%, (30-day average SOFR plus 0.37%), 2/16/27	129,416	129,512
John Deere Owner Trust, Series 2024-B, Class A2B, VRN, 4.71%, (30-day average SOFR plus 0.37%), 5/17/27	955,198	955,741
John Deere Owner Trust, Series 2024-C, Class A2B, VRN, 4.77%, (30-day average SOFR plus 0.43%), 8/16/27	500,000	500,758
MMAF Equipment Finance LLC, Series 2021-A, Class A3, SEQ, 0.56%, 6/13/28(1)	84,016	82,705
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 5.88%, (1-month SOFR plus 1.56%), 7/16/40(1)	27,720	27,900
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A2B, VRN, 4.72%, (30-day average SOFR plus 0.38%), 12/15/26	798,643	798,911
Northstar Education Finance, Inc., Series 2006-A, Class B, VRN, 5.12%, (3-month SOFR plus 0.81%), 11/28/35	18,211	17,857
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	307,962	304,600
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42%, 11/15/27	139,153	139,097
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, SEQ, 4.88%, 9/15/27	927,614	928,637
Sound Point CLO XX Ltd., Series 2018-2A, Class B, VRN, 6.26%, (3-month SOFR plus 1.96%), 7/26/31(1)	1,000,000	1,001,980
Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(1)	500,000	504,023
Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.23%, 12/15/26(1)	448,310	445,155
Westlake Automobile Receivables Trust, Series 2023-4A, Class A2, SEQ, 6.23%, 1/15/27(1)	116,351	116,842
35

Multisector Floating Income ETF
	Principal Amount/Shares	Value
Westlake Automobile Receivables Trust, Series 2024-1A, Class A2B, VRN, 4.91%, (30-day average SOFR plus 0.57%), 3/15/27(1)	$472,462	$472,667
TOTAL ASSET-BACKED SECURITIES (Cost $15,163,189)		15,181,778
COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.1%
BFLD Mortgage Trust, Series 2021-FPM, Class A, VRN, 6.03%, (1-month SOFR plus 1.71%), 6/15/38(1)	462,000	462,103
BX Commercial Mortgage Trust, Series 2021-VINO, Class A, VRN, 5.08%, (1-month SOFR plus 0.77%), 5/15/38(1)	139,160	139,049
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 5.12%, (1-month SOFR plus 0.80%), 10/15/38(1)	328,214	327,780
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.43%, (1-month SOFR plus 2.11%), 6/15/27(1)	575,000	577,655
BX Mortgage Trust, Series 2022-MVRK, Class A, VRN, 5.78%, (1-month SOFR plus 1.47%), 3/15/39(1)	222,130	221,383
BX Trust, Series 2018-GW, Class A, VRN, 5.41%, (1-month SOFR plus 1.10%), 5/15/35(1)	300,000	299,821
BX Trust, Series 2018-GW, Class B, VRN, 5.63%, (1-month SOFR plus 1.32%), 5/15/35(1)	600,000	599,680
BX Trust, Series 2021-ARIA, Class A, VRN, 5.33%, (1-month SOFR plus 1.01%), 10/15/36(1)	580,000	579,874
BX Trust, Series 2021-SDMF, Class A, VRN, 5.02%, (1-month SOFR plus 0.70%), 9/15/34(1)	677,241	674,113
BX Trust, Series 2025-ROIC, Class C, VRN, 5.87%, (1-month SOFR plus 1.54%), 3/15/30(1)	750,000	750,330
BX Trust, Series 2025-VLT6, Class C, VRN, 6.51%, (1-month SOFR plus 2.19%), 3/15/30(1)(2)	500,000	499,944
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.58%, (1-month SOFR plus 1.26%), 11/15/38(1)	575,000	573,334
ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, VRN, 5.13%, (1-month SOFR plus 0.82%), 11/15/38(1)	651,242	649,274
EQUS Mortgage Trust, Series 2021-EQAZ, Class A, VRN, 5.33%, (1-month SOFR plus 1.02%), 10/15/38(1)	574,968	573,792
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.51%, (1-month SOFR plus 1.19%), 7/15/38(1)	552,651	553,017
GS Mortgage Securities Corp. Trust, Series 2021-ARDN, Class A, VRN, 5.68%, (1-month SOFR plus 1.36%), 11/15/36(1)	575,000	572,118
GS Mortgage Securities Corp. Trust, Series 2021-STAR, Class A, VRN, 5.38%, (1-month SOFR plus 1.06%), 12/15/36(1)	200,000	199,175
MHP Trust, Series 2022-MHIL, Class A, VRN, 5.13%, (1-month SOFR plus 0.81%), 1/15/27(1)	592,549	591,321
SREIT Trust, Series 2021-MFP, Class A, VRN, 5.16%, (1-month SOFR plus 0.85%), 11/15/38(1)	553,191	552,371
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.75%, (1-month SOFR plus 1.44%), 3/15/42(1)	580,000	579,490
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 7.10%, (1-month SOFR plus 2.79%), 11/15/27(1)	575,000	578,620
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $10,501,214)		10,554,244
COLLATERALIZED MORTGAGE OBLIGATIONS — 8.3%
Private Sponsor Collateralized Mortgage Obligations — 0.1%
Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, VRN, 5.50%, (30-day average SOFR plus 1.15%), 3/25/44(1)	73,285	73,360
U.S. Government Agency Collateralized Mortgage Obligations — 8.2%
FHLMC, Series 2021-DNA7, Class M1, VRN, 5.20%, (30-day average SOFR plus 0.85%), 11/25/41(1)	106,591	106,509
FHLMC, Series 2023-DNA1, Class M1A, VRN, 6.45%, (30-day average SOFR plus 2.10%), 3/25/43(1)	183,290	186,654
FHLMC, Series 2023-HQA1, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 5/25/43(1)	455,385	460,479
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 6/25/43(1)	155,095	155,871
FHLMC, Series 2023-HQA3, Class A1, VRN, 6.20%, (30-day average SOFR plus 1.85%), 11/25/43(1)	567,531	575,341
FHLMC, Series 4619, Class NF, VRN, 4.85%, (30-day average SOFR plus 0.51%), 3/15/44	421,857	417,497
FNMA, Series 2022-R03, Class 1M1, VRN, 6.45%, (30-day average SOFR plus 2.10%), 3/25/42(1)	524,800	532,354
FNMA, Series 2022-R04, Class 1M1, VRN, 6.35%, (30-day average SOFR plus 2.00%), 3/25/42(1)	123,988	125,539
FNMA, Series 2022-R06, Class 1M1, VRN, 7.10%, (30-day average SOFR plus 2.75%), 5/25/42(1)	473,044	485,199
FNMA, Series 2023-R04, Class 1M1, VRN, 6.65%, (30-day average SOFR plus 2.30%), 5/25/43(1)	69,782	71,403
FNMA, Series 2023-R05, Class 1M1, VRN, 6.25%, (30-day average SOFR plus 1.90%), 6/25/43(1)	436,925	441,193
FNMA, Series 2023-R06, Class 1M1, VRN, 6.05%, (30-day average SOFR plus 1.70%), 7/25/43(1)	64,973	65,304
FNMA, Series 2023-R08, Class 1M1, VRN, 5.85%, (30-day average SOFR plus 1.50%), 10/25/43(1)	616,582	619,152
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	512,664	513,226
		4,755,721
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,824,303)		4,829,081
36

Multisector Floating Income ETF
	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 6.7%
U.S. Treasury Notes, VRN, 4.49%, (3-month USBMMY plus 0.25%), 1/31/26 (Cost $3,886,485)	$3,880,000	$3,887,793
SHORT-TERM INVESTMENTS — 12.5%
Money Market Funds — 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,635,324	2,635,324
Treasury Bills(3) — 8.0%
U.S. Treasury Bills, 4.48%, 3/20/25	$3,074,000	3,067,888
U.S. Treasury Bills, 5.17%, 4/17/25	100,000	99,472
U.S. Treasury Bills, 4.84%, 7/10/25(4)	1,500,000	1,477,610
		4,644,970
TOTAL SHORT-TERM INVESTMENTS (Cost $7,276,506)		7,280,294
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $59,854,845)		59,981,866
OTHER ASSETS AND LIABILITIES — (2.9)%		(1,664,617)
TOTAL NET ASSETS — 100.0%		$58,317,249

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $38,746,556, which represented 66.4% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $275,716.

See Notes to Financial Statements.
37

FEBRUARY 28, 2025 (UNAUDITED)

Multisector Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 48.9%
Aerospace and Defense — 1.0%
Bombardier, Inc., 7.50%, 2/1/29(1)	$300,000	$310,589
Bombardier, Inc., 8.75%, 11/15/30(1)	240,000	257,281
Bombardier, Inc., 7.25%, 7/1/31(1)	266,000	272,528
Spirit AeroSystems, Inc., 4.60%, 6/15/28	680,000	657,780
TransDigm, Inc., 4.625%, 1/15/29	385,000	366,362
		1,864,540
Automobile Components — 0.7%
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	599,000	594,903
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	195,000	199,688
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	670,000	647,904
		1,442,495
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	326,210
Banks — 3.5%
Banco Bradesco SA, 6.50%, 1/22/30(1)	301,000	308,194
Bank of America Corp., VRN, 5.52%, 10/25/35	455,000	450,579
Bank of Montreal, VRN, 7.70%, 5/26/84	585,000	603,042
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	350,000	326,366
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, VRN, 7.625%, 2/11/35(1)	478,000	489,453
BPCE SA, VRN, 7.00%, 10/19/34(1)	425,000	466,352
Canadian Imperial Bank of Commerce, VRN, 6.95%, 1/28/85	290,000	291,345
Comerica, Inc., VRN, 5.98%, 1/30/30	267,000	272,092
First Citizens BancShares, Inc., VRN, 3.375%, 3/15/30	360,000	359,081
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	420,000	456,468
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	120,000	125,357
Planet Financial Group LLC, 10.50%, 12/15/29(1)	665,000	690,445
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	810,000	845,139
Westpac Banking Corp., VRN, 5.62%, 11/20/35	775,000	779,769
Zions Bancorp NA, VRN, 6.82%, 11/19/35	250,000	259,215
		6,722,897
Biotechnology — 0.2%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	500,000	482,461
Broadline Retail — 0.4%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	320,000	305,676
Prosus NV, 4.19%, 1/19/32	580,000	529,780
		835,456
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	385,000	370,983
Masterbrand, Inc., 7.00%, 7/15/32(1)	425,000	432,913
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	112,000	113,507
Standard Industries, Inc., 4.375%, 7/15/30(1)	220,000	205,695
		1,123,098
Capital Markets — 4.3%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	255,000	256,923
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	310,000	318,954
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	632,000	632,765
Blackstone Private Credit Fund, 7.30%, 11/27/28	277,000	295,785
Blackstone Private Credit Fund, 5.95%, 7/16/29	265,000	269,745
Blackstone Private Credit Fund, 6.00%, 1/29/32	290,000	289,688
Blue Owl Capital Corp., 2.875%, 6/11/28	945,000	871,992
38

Multisector Income ETF
	Principal Amount/Shares	Value
Blue Owl Capital Corp., 5.95%, 3/15/29	$224,000	$226,863
Blue Owl Credit Income Corp., 7.75%, 1/15/29	875,000	939,829
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	629,000	633,915
Citadel LP, 6.00%, 1/23/30(1)	155,000	157,971
Citadel LP, 6.375%, 1/23/32(1)	457,000	471,639
Golub Capital BDC, Inc., 7.05%, 12/5/28	525,000	553,727
Golub Capital Private Credit Fund, 5.80%, 9/12/29(1)	224,000	224,201
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)	174,000	174,084
HPS Corporate Lending Fund, 5.95%, 4/14/32(1)	239,000	240,294
LPL Holdings, Inc., 4.00%, 3/15/29(1)	440,000	421,909
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30	360,000	369,939
Oaktree Specialty Lending Corp., 6.34%, 2/27/30	500,000	503,649
State Street Corp., VRN, 3.03%, 11/1/34	325,000	298,168
		8,152,040
Chemicals — 1.1%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	485,000	450,876
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	210,000	179,274
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	465,000	446,510
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	530,000	543,355
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31(1)(2)	550,000	456,720
		2,076,735
Commercial Services and Supplies — 1.0%
Deluxe Corp., 8.125%, 9/15/29(1)	783,000	795,248
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	429,000	425,238
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	595,000	606,566
		1,827,052
Construction and Engineering — 0.7%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	1,395,000	1,422,505
Construction Materials — 0.2%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	230,000	233,481
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	138,000	140,188
		373,669
Consumer Finance — 1.2%
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	12,000	12,294
Ally Financial, Inc., 8.00%, 11/1/31	280,000	316,751
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	140,000	145,129
Encore Capital Group, Inc., 9.25%, 4/1/29(1)	495,000	527,517
OneMain Finance Corp., 7.50%, 5/15/31	160,000	166,862
PRA Group, Inc., 8.875%, 1/31/30(1)	403,000	424,740
SLM Corp., 6.50%, 1/31/30	610,000	628,068
		2,221,361
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	605,000	596,459
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	188,000	183,906
		780,365
Containers and Packaging — 0.5%
LABL, Inc., 8.625%, 10/1/31(1)	620,000	560,866
Sealed Air Corp., 5.00%, 4/15/29(1)	485,000	473,339
		1,034,205
Diversified REITs — 1.8%
American Assets Trust LP, 6.15%, 10/1/34	650,000	653,637
Highwoods Realty LP, 4.20%, 4/15/29	488,000	469,619
Kilroy Realty LP, 4.25%, 8/15/29	605,000	575,948
39

Multisector Income ETF
	Principal Amount/Shares	Value
Kilroy Realty LP, 2.50%, 11/15/32	$120,000	$95,156
Kilroy Realty LP, 2.65%, 11/15/33	155,000	121,268
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	660,000	677,748
Piedmont Operating Partnership LP, 9.25%, 7/20/28	145,000	160,226
Piedmont Operating Partnership LP, 6.875%, 7/15/29	44,000	45,682
Piedmont Operating Partnership LP, 3.15%, 8/15/30	29,000	25,329
Trust Fibra Uno, 4.87%, 1/15/30(1)	715,000	671,276
		3,495,889
Diversified Telecommunication Services — 0.8%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	865,000	793,821
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	629,000	672,605
		1,466,426
Electric Utilities — 1.2%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.875%, 2/15/39(1)	830,000	851,739
Comision Federal de Electricidad, 6.45%, 1/24/35(1)	490,000	470,649
Nevada Power Co., VRN, 6.25%, 5/15/55	93,000	93,042
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	549,754
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	111,011	103,777
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	164,000	169,361
		2,238,322
Electronic Equipment, Instruments and Components — 0.2%
Keysight Technologies, Inc., 4.95%, 10/15/34	203,000	199,689
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	254,000	258,503
		458,192
Energy Equipment and Services — 1.2%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	934,000	954,828
Transocean, Inc., 8.25%, 5/15/29(1)	685,000	676,090
Vallourec SACA, 7.50%, 4/15/32(1)	640,000	669,624
		2,300,542
Entertainment — 0.4%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	341,000	332,913
Warnermedia Holdings, Inc., 4.28%, 3/15/32	525,000	471,793
		804,706
Financial Services — 1.4%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	456,493
Essent Group Ltd., 6.25%, 7/1/29	555,000	573,174
NMI Holdings, Inc., 6.00%, 8/15/29	549,000	558,836
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	562,000	574,080
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	440,000	440,651
		2,603,234
Food Products — 0.4%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	335,000	354,228
Minerva Luxembourg SA, 8.875%, 9/13/33(1)	485,000	510,118
		864,346
Gas Utilities — 0.1%
Boston Gas Co., 5.84%, 1/10/35(1)	253,000	262,164
Ground Transportation — 0.1%
AerCap Global Aviation Trust, VRN, 6.50%, 6/15/45(1)	200,000	200,539
Health Care Equipment and Supplies — 0.6%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	560,000	569,073
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	490,000	504,642
		1,073,715
40

Multisector Income ETF
	Principal Amount/Shares	Value
Health Care Providers and Services — 1.4%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	$840,000	$683,007
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)	490,000	508,838
CVS Health Corp., VRN, 6.75%, 12/10/54	93,000	93,227
CVS Health Corp., VRN, 7.00%, 3/10/55	304,000	307,506
Star Parent, Inc., 9.00%, 10/1/30(1)	274,000	287,142
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	752,000	753,157
		2,632,877
Hotel & Resort REITs — 0.3%
Service Properties Trust, 5.25%, 2/15/26	275,000	271,543
Service Properties Trust, 8.375%, 6/15/29	275,000	278,292
		549,835
Hotels, Restaurants and Leisure — 1.8%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	630,000	595,748
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	270,000	278,295
Carnival Corp., 6.125%, 2/15/33(1)	356,000	358,742
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	435,000	448,250
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	535,000	541,362
Station Casinos LLC, 4.625%, 12/1/31(1)	670,000	617,458
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	605,000	600,533
		3,440,388
Household Durables — 0.7%
DR Horton, Inc., 5.00%, 10/15/34	550,000	543,911
Meritage Homes Corp., 5.65%, 3/15/35(3)	275,000	273,754
TopBuild Corp., 3.625%, 3/15/29(1)	530,000	491,953
		1,309,618
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., VRN, 6.95%, 7/15/55	207,000	201,198
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	397,700	399,235
Saavi Energia SARL, 8.875%, 2/10/35(1)	550,000	554,235
		1,154,668
Industrial REITs — 0.3%
LXP Industrial Trust, 6.75%, 11/15/28	530,000	562,125
Insurance — 1.2%
F&G Annuities & Life, Inc., 6.25%, 10/4/34	550,000	549,642
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	520,000	502,902
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	785,000	782,978
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	470,000	482,680
		2,318,202
Interactive Media and Services — 0.3%
Snap, Inc., 6.875%, 3/1/33(1)	516,000	522,782
IT Services — 0.4%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	177,000	183,507
Kyndryl Holdings, Inc., 3.15%, 10/15/31	315,000	279,225
Kyndryl Holdings, Inc., 6.35%, 2/20/34(2)	262,000	277,345
		740,077
Machinery — 1.6%
Chart Industries, Inc., 7.50%, 1/1/30(1)	195,000	203,982
Chart Industries, Inc., 9.50%, 1/1/31(1)	574,000	617,294
Daimler Truck Finance North America LLC, 5.375%, 1/13/32(1)	375,000	377,804
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	905,000	953,792
Manitowoc Co., Inc., 9.25%, 10/1/31(1)	965,000	1,014,456
		3,167,328
41

Multisector Income ETF
	Principal Amount/Shares	Value
Marine Transportation — 0.2%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	$376,648	$401,941
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	325,000	320,755
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	465,000	478,828
Lamar Media Corp., 3.75%, 2/15/28	500,000	478,941
Nexstar Media, Inc., 5.625%, 7/15/27(1)	505,000	499,859
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	1,020,000	987,592
TEGNA, Inc., 4.75%, 3/15/26(1)	749,000	744,432
Warner Media LLC, 3.80%, 2/15/27	284,000	276,767
		3,787,174
Metals and Mining — 1.0%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	286,000	290,560
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	424,000	426,004
CSN Inova Ventures, 6.75%, 1/28/28(1)(2)	718,000	688,932
Novelis, Inc., 6.875%, 1/30/30(1)	555,000	567,733
		1,973,229
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	405,000	404,459
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	387,000	373,757
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	800,000	830,948
		1,609,164
Oil, Gas and Consumable Fuels — 5.9%
3R Lux SARL, 9.75%, 2/5/31(1)	570,000	599,848
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	825,000	853,383
Ecopetrol SA, 4.625%, 11/2/31	470,000	400,312
Ecopetrol SA, 5.875%, 5/28/45	270,000	194,864
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	675,000	725,853
EnLink Midstream LLC, 6.50%, 9/1/30(1)	547,000	581,555
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	395,000	405,119
Expand Energy Corp., 6.75%, 4/15/29(1)	1,122,000	1,137,820
Expand Energy Corp., 5.375%, 3/15/30	600,000	596,797
Geopark Ltd., 8.75%, 1/31/30(1)	735,000	720,704
Greensaif Pipelines Bidco SARL, 5.85%, 2/23/36(1)	802,000	814,428
Matador Resources Co., 6.50%, 4/15/32(1)	367,000	367,238
Petroleos Mexicanos, 6.49%, 1/23/27	606,000	595,819
Petroleos Mexicanos, 6.50%, 3/13/27	1,560,000	1,532,085
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	995,000	934,512
SM Energy Co., 6.75%, 9/15/26	522,000	522,622
Sunoco LP, 7.00%, 5/1/29(1)	248,000	257,151
		11,240,110
Passenger Airlines — 1.4%
Air Canada, 3.875%, 8/15/26(1)	575,000	563,262
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	315,804	312,977
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	227,156	227,061
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	640,000	635,200
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	475,000	503,214
Latam Airlines Group SA, 7.875%, 4/15/30(1)	473,000	477,021
		2,718,735
Pharmaceuticals — 0.2%
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	306,000	306,219
Real Estate Management and Development — 0.3%
Essential Properties LP, 2.95%, 7/15/31	221,000	191,755
42

Multisector Income ETF
	Principal Amount/Shares	Value
Newmark Group, Inc., 7.50%, 1/12/29	$387,000	$411,766
		603,521
Semiconductors and Semiconductor Equipment — 0.9%
Foundry JV Holdco LLC, 5.90%, 1/25/30(1)	220,000	228,427
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	200,000	203,795
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	227,000	234,320
Foundry JV Holdco LLC, 5.875%, 1/25/34(1)	145,000	148,553
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	200,000	208,512
Intel Corp., 3.90%, 3/25/30	295,000	281,490
Intel Corp., 5.70%, 2/10/53	190,000	178,740
Intel Corp., 5.60%, 2/21/54	214,000	198,879
		1,682,716
Software — 0.4%
AppLovin Corp., 5.375%, 12/1/31	805,000	821,870
Specialized REITs — 0.2%
EPR Properties, 4.50%, 6/1/27	465,000	459,914
Specialty Retail — 0.4%
LBM Acquisition LLC, 6.25%, 1/15/29(1)	765,000	704,796
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	325,000	323,802
Trading Companies and Distributors — 1.2%
Aircastle Ltd., 6.50%, 7/18/28(1)	830,000	867,114
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	893,000	919,203
Fortress Transportation & Infrastructure Investors LLC, 7.00%, 6/15/32(1)	490,000	501,777
		2,288,094
Transportation Infrastructure — 0.3%
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	514,000	521,027
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	490,000	492,372
U.S. Cellular Corp., 6.70%, 12/15/33	721,000	780,262
		1,272,634
TOTAL CORPORATE BONDS (Cost $92,267,001)		93,566,010
PREFERRED STOCKS — 14.1%
Banks — 10.3%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	709,000	721,576
Banco Bilbao Vizcaya Argentaria SA, 6.125%	800,000	770,913
Banco Mercantil del Norte SA, 8.375%(1)	640,000	644,148
Banco Mercantil del Norte SA, 8.375%(1)	455,000	453,635
Banco Santander SA, 4.75%	800,000	772,459
Bank of Nova Scotia, 4.90%	625,000	623,935
Barclays PLC, 6.125%	780,000	781,902
BNP Paribas SA, 4.625%(1)	619,000	599,631
BNP Paribas SA, 7.375%(1)	316,000	318,128
Citigroup, Inc., 3.875%	250,000	244,665
Citigroup, Inc., 4.00%	220,000	216,524
Citigroup, Inc., 6.95%	237,000	239,340
Citizens Financial Group, Inc., 5.65%	660,000	658,949
Comerica, Inc., 5.625%	420,000	419,242
Credit Agricole SA, 8.125%(1)	965,000	986,519
Danske Bank AS, 4.375%	1,029,000	1,009,706
Fifth Third Bancorp, 4.50%	910,000	902,691
HSBC Holdings PLC, 6.00%	1,000,000	997,354
ING Groep NV, 5.75%	765,000	763,844
43

Multisector Income ETF
	Principal Amount/Shares	Value
Intesa Sanpaolo SpA, 7.70%(1)	960,000	$961,443
Lloyds Banking Group PLC, 7.50%	830,000	839,821
M&T Bank Corp., 5.125%	35,000	34,802
NatWest Group PLC, 6.00%	1,040,000	1,043,690
NatWest Group PLC, 8.00%	415,000	419,743
Nordea Bank Abp, 6.625%(1)	975,000	984,794
Skandinaviska Enskilda Banken AB, 6.875%	800,000	814,005
Societe Generale SA, 4.75%(1)	645,000	632,639
Societe Generale SA, 5.375%(1)	435,000	391,205
Societe Generale SA, 8.00%(1)	299,000	302,557
Societe Generale SA, 8.125%(1)	227,000	229,736
Standard Chartered PLC, 6.00%(1)	1,000,000	1,001,506
		19,781,102
Capital Markets — 1.6%
Charles Schwab Corp., 4.00%	364,000	355,692
Charles Schwab Corp., 5.375%	265,000	265,741
Deutsche Bank AG, 4.79%	800,000	799,080
Goldman Sachs Group, Inc., 7.50%	605,000	642,527
UBS Group AG, 5.125%	1,072,000	1,067,750
		3,130,790
Construction Materials — 0.2%
Cemex SAB de CV, 9.125%(1)	416,000	425,950
Consumer Finance — 0.2%
American Express Co., 3.55%	475,000	461,468
Electric Utilities — 0.4%
Edison International, 5.375%	701,000	674,809
Insurance — 0.2%
Allianz SE, 3.50%(1)	400,000	390,776
Multi-Utilities — 0.3%
Sempra, 4.875%	465,000	463,070
Oil, Gas and Consumable Fuels — 0.6%
BP Capital Markets PLC, 6.125%	540,000	535,598
Energy Transfer LP, 6.75%	637,000	638,301
		1,173,899
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	585,000	576,956
TOTAL PREFERRED STOCKS (Cost $26,841,924)		27,078,820
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 10.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.5%
FHLMC, 5.00%, 6/1/52	$208,744	206,447
FHLMC, 6.00%, 1/1/53	1,424,395	1,458,272
FHLMC, 6.50%, 11/1/53	1,831,267	1,895,389
FHLMC, 5.50%, 4/1/54	2,054,431	2,069,970
FNMA, 3.50%, 4/1/52	1,866,473	1,694,578
FNMA, 5.50%, 5/1/53	4,470,994	4,499,429
FNMA, 6.00%, 9/1/53	1,377,780	1,408,241
FNMA, 6.00%, 9/1/53	991,039	1,016,036
FNMA, 5.00%, 1/1/54	1,652,726	1,631,459
GNMA, 2.50%, TBA	2,387,000	2,046,113
UMBS, 3.50%, TBA	2,480,000	2,249,778
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $19,830,415)		20,175,712
44

Multisector Income ETF
		Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — 5.9%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		$360,634	$338,131
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	382,873
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		346,090	321,041
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	96,399
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		102,758	99,710
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		139,630	135,273
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	233,524
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$550,000	523,469
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		350,000	339,660
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	649,716
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		525,000	503,408
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.95%, (30-day average SOFR plus 1.60%), 8/25/54(1)		423,953	424,270
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		264,098	272,592
LUNAR AIRCRAFT Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)		183,909	177,272
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		297,065	277,506
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		691,008	698,149
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		151,364	145,793
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		113,886	106,697
Navigator Aircraft ABS Ltd., Series 2021-1, Class B, SEQ, 3.57%, 11/15/46(1)		232,372	218,313
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		750,000	682,967
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		231,890	225,969
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		189,346	192,899
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		850,000	863,388
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		140,974	134,058
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		325,000	337,845
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		385,400	356,950
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)		167,000	161,772
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)		947,625	970,821
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		425,000	412,067
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		475,000	502,359
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)		577,259	587,576
TOTAL ASSET-BACKED SECURITIES (Cost $11,233,616)			11,372,467
COLLATERALIZED LOAN OBLIGATIONS — 5.6%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 5.63%, (1-month SOFR plus 1.31%), 6/15/36(1)		216,293	216,274
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 6.03%, (1-month SOFR plus 1.71%), 6/15/36(1)		284,500	283,600
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.15%, (3-month SOFR plus 1.86%), 4/30/31(1)		353,833	353,555
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.40%, (1-month SOFR plus 1.08%), 12/15/35(1)		110,373	110,252
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)		339,625	339,916
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.31%, (3-month SOFR plus 2.01%), 4/15/30(1)		500,000	501,018
Barings CLO Ltd., Series 2020-1A, Class BR2, VRN, 5.95%, (3-month SOFR plus 1.65%), 1/15/38(1)		400,000	402,194
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.57%, (1-month SOFR plus 2.26%), 9/15/35(1)		428,000	428,964
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.80%), 1/18/38(1)		475,000	476,511
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.28%, (3-month SOFR plus 1.96%), 11/15/28(1)		300,000	300,162
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.20%, (3-month SOFR plus 1.75%), 1/17/38(1)		450,000	451,002
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.83%, (1-month SOFR plus 1.51%), 6/16/36(1)		603,000	602,510
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 6.09%, (3-month SOFR plus 1.78%), 1/25/38(1)		250,000	251,873
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 6.05%, (3-month SOFR plus 1.75%), 1/15/38(1)		475,000	477,358
45

Multisector Income ETF
	Principal Amount/Shares	Value
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.55%, (3-month SOFR plus 2.26%), 7/19/30(1)	$300,000	$300,373
Palmer Square Loan Funding Ltd., Series 2022-4A, Class BR, VRN, 5.95%, (3-month SOFR plus 1.65%), 7/24/31(1)	255,000	255,341
PFP Ltd., Series 2022-9, Class A, VRN, 6.59%, (1-month SOFR plus 2.27%), 8/19/35(1)	556,436	557,563
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	302,235	304,827
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.20%, (3-month SOFR plus 1.90%), 1/15/38(1)	475,000	477,609
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 5.94%, (3-month SOFR plus 1.65%), 10/20/34(1)	675,000	676,612
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.09%, (3-month SOFR plus 1.80%), 10/20/34(1)	825,000	826,577
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.36%, (3-month SOFR plus 2.06%), 1/15/30(1)	300,000	300,640
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.95%), 1/20/37(1)	800,000	803,605
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.63%, (1-month SOFR plus 1.31%), 3/15/38(1)	371,662	370,102
TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 6.46%, (1-month SOFR plus 2.15%), 2/15/39(1)	619,500	618,147
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,543,616)		10,686,585
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.5%
Private Sponsor Collateralized Mortgage Obligations — 4.5%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	145,369	139,833
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	317,304	303,418
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	414,601	358,895
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	691,403	695,509
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	638,993	640,214
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	285,246	286,023
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	858,880	862,466
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	239,719	209,501
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	277,440	255,509
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	101,874	87,982
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	348,162	348,951
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	538,056	540,606
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	609,666	610,055
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	277,808	279,553
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	470,470	475,448
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	360,897	365,640
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	509,654	515,475
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	198,036	198,355
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	234,980	234,848
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	331,342	332,916
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.75%, (30-day average SOFR plus 3.40%), 11/25/33(1)	264,433	268,547
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	560,712	567,087
		8,576,831
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 4/25/42(1)	219,702	221,961
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.50%, (30-day average SOFR plus 2.15%), 9/25/42(1)	100,198	101,126
FHLMC, Series 2023-HQA2, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 6/25/43(1)	134,932	135,608
FNMA, Series 2022-R03, Class 1M1, VRN, 6.45%, (30-day average SOFR plus 2.10%), 3/25/42(1)	141,838	143,879
FNMA, Series 2022-R09, Class 2M1, VRN, 6.85%, (30-day average SOFR plus 2.50%), 9/25/42(1)	207,615	211,502
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	4,221,711	539,325
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	649,375	650,086
		2,003,487
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,385,500)		10,580,318
46

Multisector Income ETF
	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 2.7%
U.S. Treasury Notes, 5.00%, 8/31/25(4)	$1,100,000	$1,103,654
U.S. Treasury Notes, 4.625%, 9/15/26(4)	475,000	479,221
U.S. Treasury Notes, 4.375%, 12/31/29	900,000	914,203
U.S. Treasury Notes, 4.25%, 1/31/30	1,425,000	1,440,141
U.S. Treasury Notes, 4.125%, 11/30/31	1,000,000	1,001,621
U.S. Treasury Notes, 4.50%, 11/15/33	235,000	240,655
TOTAL U.S. TREASURY SECURITIES (Cost $5,119,784)		5,179,495
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	145,000	118,128
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	991,000	751,361
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	194,000	116,889
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	363,000	270,636
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	155,000	104,129
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	400,000	362,015
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.43%, (1-month SOFR plus 2.11%), 6/15/27(1)	207,000	207,956
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	414,000	412,034
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	301,000	245,256
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 7/15/38(1)	279,362	280,311
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	262,724
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	420,700	418,291
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	138,000	117,393
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 5.93%, (1-month SOFR plus 1.61%), 1/15/36(1)	229,000	215,618
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	250,000	255,409
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	117,000	106,437
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,076,690)		4,244,587
EXCHANGE-TRADED FUNDS — 1.9%
Invesco Senior Loan ETF	87,146	1,826,580
SPDR Blackstone Senior Loan ETF	44,037	1,836,343
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,681,823)		3,662,923
BANK LOAN OBLIGATIONS(5) — 1.1%
Air Freight and Logistics — 0.4%
Rand Parent LLC, 2025 Term Loan B, 3/18/30(6)	$651,000	651,569
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., Term Loan B, 6.56%, (3-month SOFR plus 2.25%), 2/6/30	263,200	263,628
Passenger Airlines — 0.3%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.56%, (1-month SOFR plus 2.25%), 2/15/28	475,300	474,112
Pharmaceuticals — 0.3%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.32%, (1-month SOFR plus 4.00%), 4/23/31	633,413	634,825
TOTAL BANK LOAN OBLIGATIONS (Cost $2,017,764)		2,024,134
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Colombia — 0.1%
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	198,821
Egypt — 0.4%
Egypt Government International Bonds, 7.30%, 9/30/33(1)	800,000	685,604
Jordan — 0.2%
Jordan Government International Bonds, 5.85%, 7/7/30(1)	500,000	466,835
47

Multisector Income ETF
	Principal Amount/Shares	Value
Panama — 0.4%
Panama Government International Bonds, 6.875%, 1/31/36	$680,000	$660,908
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,020,434)		2,012,168
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,969,366	2,969,366
State Street Navigator Securities Lending Government Money Market Portfolio(7)	1,192,005	1,192,005
TOTAL SHORT-TERM INVESTMENTS (Cost $4,161,371)		4,161,371
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $192,179,938)		194,744,590
OTHER ASSETS AND LIABILITIES — (1.6)%		(3,157,916)
TOTAL NET ASSETS — 100.0%		$191,586,674

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	116	June 2025	$12,886,875	$54,086
U.S. Treasury 10-Year Ultra Notes	153	June 2025	17,480,250	72,249
U.S. Treasury 5-Year Notes	134	June 2025	14,463,625	57,520
U.S. Treasury 2-Year Notes	144	June 2025	29,803,500	54,016
			$74,634,250	$237,871
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	37	June 2025	$4,369,469	$(19,728)
U.S. Treasury Ultra Bonds	3	June 2025	372,375	(2,092)
			$4,741,844	$(21,820)
^Amount represents value and unrealized appreciation (depreciation).

48

Multisector Income ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$6,510,000	$313,606	$264,455	$578,061
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $108,110,027, which represented 56.4% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,145,391. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,427,764.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,192,005.

See Notes to Financial Statements.
49

FEBRUARY 28, 2025 (UNAUDITED)

Select High Yield ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 96.4%
Aerospace and Defense — 2.6%
Bombardier, Inc., 7.875%, 4/15/27(1)	$35,000	$35,180
Bombardier, Inc., 6.00%, 2/15/28(1)	50,000	49,887
Bombardier, Inc., 7.50%, 2/1/29(1)	50,000	51,765
Bombardier, Inc., 7.00%, 6/1/32(1)	175,000	177,638
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	37,000	39,787
TransDigm, Inc., 5.50%, 11/15/27	250,000	247,716
TransDigm, Inc., 6.75%, 8/15/28(1)	175,000	178,217
TransDigm, Inc., 4.875%, 5/1/29	125,000	119,562
		899,752
Automobile Components — 1.3%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)	112,000	112,000
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	75,000	76,518
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	67,000	66,767
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	44,874
Phinia, Inc., 6.625%, 10/15/32(1)	50,000	50,323
Tenneco, Inc., 8.00%, 11/17/28(1)	100,000	99,433
		449,915
Automobiles — 0.2%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(1)	37,000	37,031
Thor Industries, Inc., 4.00%, 10/15/29(1)	25,000	23,115
		60,146
Banks — 1.3%
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	75,000	81,512
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	100,000	104,465
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	75,000	73,091
Nationstar Mortgage Holdings, Inc., 7.125%, 2/1/32(1)	47,000	48,456
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	53,000	47,566
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	53,000	45,867
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	45,639
		446,596
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	45,026
Broadline Retail — 0.4%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	23,193
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)	25,000	24,468
Millennium Escrow Corp., 6.625%, 8/1/26(1)(2)	47,000	35,068
Saks Global Enterprises LLC, 11.00%, 12/15/29(1)	75,000	69,314
		152,043
Building Products — 2.2%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(1)	49,000	52,172
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	142,000	128,608
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	48,000	48,643
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	47,000	44,816
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	71,000	71,918
Griffon Corp., 5.75%, 3/1/28	69,000	68,414
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	50,000	50,986
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	39,000	37,477
Standard Industries, Inc., 4.375%, 7/15/30(1)	200,000	186,995
Standard Industries, Inc., 3.375%, 1/15/31(1)	75,000	65,904
		755,933
50

Select High Yield ETF
	Principal Amount/Shares	Value
Capital Markets — 1.7%
AG Issuer LLC, 6.25%, 3/1/28(1)	$53,000	$52,680
Coinbase Global, Inc., 3.375%, 10/1/28(1)	40,000	36,709
Coinbase Global, Inc., 3.625%, 10/1/31(1)	37,000	32,106
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	45,570
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	100,000	97,293
Iliad Holding SASU, 7.00%, 10/15/28(1)	41,000	41,758
Iliad Holding SASU, 7.00%, 4/15/32(1)	200,000	202,208
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	50,000	50,230
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	44,829
		603,383
Chemicals — 2.7%
Avient Corp., 6.25%, 11/1/31(1)	48,000	48,166
Chemours Co., 4.625%, 11/15/29(1)(2)	53,000	47,142
Chemours Co., 8.00%, 1/15/33(1)	50,000	49,327
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	70,000	69,683
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	50,000	53,097
Olin Corp., 5.00%, 2/1/30	75,000	71,449
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	250,000	263,434
Rain Carbon, Inc., 12.25%, 9/1/29(1)	100,000	106,188
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	47,000	46,605
Scotts Miracle-Gro Co., 4.00%, 4/1/31	39,000	34,800
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 5.13% Cash plus 2.50% PIK, 5/3/29(1)	39,950	30,162
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	65,395
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	47,000	43,093
		928,541
Commercial Services and Supplies — 3.0%
ADT Security Corp., 4.875%, 7/15/32(1)(2)	75,000	70,829
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	75,000	77,407
Brink's Co., 4.625%, 10/15/27(1)	70,000	68,791
Brink's Co., 6.75%, 6/15/32(1)	50,000	51,267
Garda World Security Corp., 4.625%, 2/15/27(1)	46,000	45,036
Garda World Security Corp., 7.75%, 2/15/28(1)	53,000	54,690
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	47,478
GFL Environmental, Inc., 4.75%, 6/15/29(1)	50,000	48,118
GFL Environmental, Inc., 6.75%, 1/15/31(1)	48,000	49,838
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)(2)	47,000	45,860
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	91,000	81,583
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	50,000	47,558
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(1)(2)	120,000	120,289
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	50,000	49,561
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	50,000	51,312
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	71,000	70,859
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	44,000	42,801
		1,023,277
Communications Equipment — 0.1%
CommScope LLC, 4.75%, 9/1/29(1)	50,000	45,039
Construction and Engineering — 0.7%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	46,000	46,907
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	50,000	50,833
Howard Midstream Energy Partners LLC, 8.875%, 7/15/28(1)	42,000	44,350
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	88,000	86,294
		228,384
51

Select High Yield ETF
	Principal Amount/Shares	Value
Construction Materials — 0.7%
Cemex SAB de CV, 5.20%, 9/17/30(1)	$38,000	$36,991
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	50,000	50,757
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	50,000	50,793
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	122,000	121,069
		259,610
Consumer Finance — 2.4%
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	48,000	51,656
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)	50,000	50,437
FirstCash, Inc., 6.875%, 3/1/32(1)	50,000	51,160
Macquarie Airfinance Holdings Ltd., 8.375%, 5/1/28(1)	50,000	52,323
Navient Corp., 6.75%, 6/25/25	47,000	47,245
Navient Corp., 5.00%, 3/15/27	46,000	45,312
Navient Corp., 5.50%, 3/15/29(2)	47,000	45,271
Navient Corp., 9.375%, 7/25/30	100,000	109,180
OneMain Finance Corp., 6.625%, 1/15/28	50,000	50,932
OneMain Finance Corp., 9.00%, 1/15/29	75,000	79,251
OneMain Finance Corp., 5.375%, 11/15/29(2)	50,000	48,894
OneMain Finance Corp., 7.875%, 3/15/30	100,000	105,230
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)(2)	51,000	50,499
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	53,000	47,873
		835,263
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	47,000	46,336
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(1)	47,000	47,033
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)(2)	50,000	50,986
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	53,000	51,208
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	50,000	39,383
		234,946
Containers and Packaging — 1.8%
Ball Corp., 4.875%, 3/15/26	50,000	49,906
Ball Corp., 3.125%, 9/15/31	64,000	55,645
Berry Global, Inc., 4.50%, 2/15/26(1)	70,000	69,473
Berry Global, Inc., 4.875%, 7/15/26(1)	50,000	49,967
LABL, Inc., 9.50%, 11/1/28(1)	50,000	48,080
OI European Group BV, 4.75%, 2/15/30(1)	47,000	43,280
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	42,000	41,345
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	75,000	72,628
Sealed Air Corp., 5.00%, 4/15/29(1)	45,000	43,918
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	53,067
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	50,000	52,284
TriMas Corp., 4.125%, 4/15/29(1)	50,000	46,882
		626,475
Distributors — 0.7%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	46,829
Performance Food Group, Inc., 4.25%, 8/1/29(1)	47,000	44,357
Performance Food Group, Inc., 6.125%, 9/15/32(1)	50,000	50,315
Ritchie Bros Holdings, Inc., 7.75%, 3/15/31(1)	53,000	55,841
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	43,000	45,529
		242,871
Diversified Consumer Services — 0.3%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	36,757
Service Corp. International, 3.375%, 8/15/30	39,000	35,141
52

Select High Yield ETF
	Principal Amount/Shares	Value
Service Corp. International, 4.00%, 5/15/31	$39,000	$35,493
		107,391
Diversified REITs — 1.8%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)	36,000	34,115
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	50,000	48,541
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	50,000	52,167
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	50,000	46,946
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	68,000	61,247
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	25,000	17,163
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	47,000	46,682
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	94,000	96,097
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	50,000	50,682
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	46,174
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	47,000	43,194
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(1)	70,000	74,787
		617,795
Diversified Telecommunication Services — 1.5%
Altice France SA, 5.125%, 7/15/29(1)	112,000	87,009
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	125,000	123,915
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	50,000	50,682
Level 3 Financing, Inc., 10.50%, 4/15/29(1)	50,000	56,250
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	50,000	56,252
Telecom Italia Capital SA, 6.00%, 9/30/34	39,000	37,458
Telecom Italia Capital SA, 7.20%, 7/18/36	37,000	37,768
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	70,000	66,106
		515,440
Electric Utilities — 2.4%
Alpha Generation LLC, 6.75%, 10/15/32(1)	75,000	76,113
NRG Energy, Inc., 5.25%, 6/15/29(1)	53,000	51,990
NRG Energy, Inc., 5.75%, 7/15/29(1)	50,000	49,618
NRG Energy, Inc., 3.625%, 2/15/31(1)	38,000	33,943
NRG Energy, Inc., 6.00%, 2/1/33(1)	50,000	49,465
NRG Energy, Inc., 6.25%, 11/1/34(1)	50,000	50,205
PG&E Corp., 5.00%, 7/1/28	47,000	45,826
PG&E Corp., 5.25%, 7/1/30	47,000	45,153
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	50,000	53,497
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	70,000	70,056
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	70,000	69,238
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	47,000	44,899
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	46,000	48,605
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	50,000	51,635
XPLR Infrastructure Operating Partners LP, 3.875%, 10/15/26(1)	85,000	81,668
		821,911
Electrical Equipment — 0.3%
Atkore, Inc., 4.25%, 6/1/31(1)	70,000	62,245
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	33,000	33,590
		95,835
Electronic Equipment, Instruments and Components — 1.1%
Coherent Corp., 5.00%, 12/15/29(1)	44,000	42,496
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	134,798
Sensata Technologies BV, 4.00%, 4/15/29(1)	37,000	34,432
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	70,000	65,305
Sensata Technologies, Inc., 6.625%, 7/15/32(1)(2)	50,000	50,886
53

Select High Yield ETF
	Principal Amount/Shares	Value
TTM Technologies, Inc., 4.00%, 3/1/29(1)	$53,000	$49,701
		377,618
Energy Equipment and Services — 2.6%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	75,000	75,287
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	70,270
Enerflex Ltd., 9.00%, 10/15/27(1)	45,000	46,960
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	48,000	51,409
Nabors Industries, Inc., 7.375%, 5/15/27(1)	47,000	47,121
Noble Finance II LLC, 8.00%, 4/15/30(1)	97,000	98,091
Precision Drilling Corp., 6.875%, 1/15/29(1)	50,000	49,955
Seadrill Finance Ltd., 8.375%, 8/1/30(1)	49,000	50,128
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	13,125	13,109
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	40,714	41,627
Transocean, Inc., 8.75%, 2/15/30(1)	42,400	44,285
Transocean, Inc., 7.50%, 4/15/31	43,000	37,891
USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	47,000	47,280
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	50,000	51,418
Valaris Ltd., 8.375%, 4/30/30(1)	43,000	43,592
Weatherford International Ltd., 8.625%, 4/30/30(1)	136,000	140,507
		908,930
Entertainment — 0.5%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	47,000	46,052
Live Nation Entertainment, Inc., 5.625%, 3/15/26(1)	31,000	31,003
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	68,438
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	42,698
		188,191
Financial Services — 2.4%
Block, Inc., 6.50%, 5/15/32(1)	47,000	48,015
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	202,000	211,436
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	49,934
MGIC Investment Corp., 5.25%, 8/15/28	75,000	74,263
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	54,360
NCR Atleos Corp., 9.50%, 4/1/29(1)	100,000	109,238
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	100,000	95,015
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	50,000	47,028
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	75,000	78,586
Radian Group, Inc., 4.875%, 3/15/27	50,000	49,882
		817,757
Food Products — 1.8%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	45,000	44,829
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	53,183
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	46,000	47,895
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	45,957
Post Holdings, Inc., 5.50%, 12/15/29(1)	75,000	73,549
Post Holdings, Inc., 4.625%, 4/15/30(1)	50,000	46,939
Post Holdings, Inc., 4.50%, 9/15/31(1)	50,000	45,695
Post Holdings, Inc., 6.375%, 3/1/33(1)	50,000	49,978
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	47,000	43,883
U.S. Foods, Inc., 6.875%, 9/15/28(1)	25,000	25,943
U.S. Foods, Inc., 7.25%, 1/15/32(1)	75,000	78,472
U.S. Foods, Inc., 5.75%, 4/15/33(1)	75,000	73,939
		630,262
54

Select High Yield ETF
	Principal Amount/Shares	Value
Gas Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.875%, 8/20/26	$50,000	$49,953
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	50,000	50,596
		100,549
Ground Transportation — 1.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	70,000	68,834
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)(2)	25,000	23,554
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	47,000	43,839
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	47,000	47,444
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	30,000	28,280
United Rentals North America, Inc., 4.875%, 1/15/28	97,000	95,750
United Rentals North America, Inc., 3.875%, 2/15/31	70,000	64,047
United Rentals North America, Inc., 6.125%, 3/15/34(1)	46,000	46,577
XPO, Inc., 7.125%, 6/1/31(1)	46,000	47,680
		466,005
Health Care Equipment and Supplies — 1.3%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	44,000	42,621
Avantor Funding, Inc., 3.875%, 11/1/29(1)	47,000	43,598
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	48,013
Medline Borrower LP, 3.875%, 4/1/29(1)	70,000	65,669
Medline Borrower LP, 5.25%, 10/1/29(1)	158,000	153,289
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	50,000	50,810
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	48,000	49,434
		453,434
Health Care Providers and Services — 4.0%
Centene Corp., 4.625%, 12/15/29	75,000	72,089
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	120,000	115,804
CHS/Community Health Systems, Inc., 8.00%, 12/15/27(1)	70,000	69,602
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	39,000	33,091
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	80,000	65,048
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	50,000	51,211
DaVita, Inc., 4.625%, 6/1/30(1)	150,000	139,223
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	44,670
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	44,602
LifePoint Health, Inc., 9.875%, 8/15/30(1)	45,000	48,098
LifePoint Health, Inc., 8.375%, 2/15/32(1)	50,000	50,674
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	47,000	41,336
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	50,000	49,445
Owens & Minor, Inc., 4.50%, 3/31/29(1)	47,000	41,297
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	69,971
Tenet Healthcare Corp., 5.125%, 11/1/27	162,000	160,227
Tenet Healthcare Corp., 6.125%, 10/1/28	156,000	156,004
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	44,395
Tenet Healthcare Corp., 6.125%, 6/15/30	25,000	25,082
Tenet Healthcare Corp., 6.75%, 5/15/31	53,000	54,113
		1,375,982
Health Care REITs — 0.1%
Diversified Healthcare Trust, 9.75%, 6/15/25	27,000	27,041
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	75,000	72,832
Hotel & Resort REITs — 0.6%
Service Properties Trust, 5.25%, 2/15/26	47,000	46,409
Service Properties Trust, 4.95%, 2/15/27	70,000	68,400
55

Select High Yield ETF
	Principal Amount/Shares	Value
Service Properties Trust, 4.95%, 10/1/29	$70,000	$58,735
Service Properties Trust, 4.375%, 2/15/30	47,000	38,033
		211,577
Hotels, Restaurants and Leisure — 9.8%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	47,000	45,489
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	106,784
Affinity Interactive, 6.875%, 12/15/27(1)	117,000	96,445
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	94,282
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	175,000	165,486
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	98,000	101,011
Carnival Corp., 7.625%, 3/1/26(1)	123,000	123,285
Carnival Corp., 5.75%, 3/1/27(1)	196,000	196,623
Carnival Corp., 6.00%, 5/1/29(1)	134,000	134,441
Churchill Downs, Inc., 5.75%, 4/1/30(1)	100,000	98,892
Everi Holdings, Inc., 5.00%, 7/15/29(1)	50,000	50,249
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	35,000	33,120
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	27,061
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	31,000	31,030
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	47,000	45,874
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	39,000	35,803
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	47,000	41,669
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)(2)	118,000	112,636
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	47,000	42,930
International Game Technology PLC, 5.25%, 1/15/29(1)	100,000	98,523
Life Time, Inc., 6.00%, 11/15/31(1)	65,000	65,281
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	75,000	77,284
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	39,000	39,236
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	200,000	201,050
MGM Resorts International, 6.50%, 4/15/32	95,000	95,774
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	44,931
NCL Corp. Ltd., 5.875%, 2/15/27(1)	50,000	50,156
NCL Corp. Ltd., 8.125%, 1/15/29(1)	50,000	53,071
NCL Corp. Ltd., 7.75%, 2/15/29(1)	75,000	79,834
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	50,000	45,495
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	78,000	78,186
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	100,000	100,534
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	75,000	75,892
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	50,000	48,498
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	50,000	50,476
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	47,000	47,175
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	44,810
Viking Cruises Ltd., 6.25%, 5/15/25(1)	75,000	75,213
Viking Cruises Ltd., 9.125%, 7/15/31(1)	50,000	54,295
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	69,460
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	91,000	90,328
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)(2)	70,000	68,202
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)(2)	46,000	45,926
Yum! Brands, Inc., 4.625%, 1/31/32	53,000	49,894
Yum! Brands, Inc., 5.375%, 4/1/32	53,000	52,235
		3,384,869
Household Durables — 2.4%
Adams Homes, Inc., 9.25%, 10/15/28(1)	46,000	48,062
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	97,000	90,074
56

Select High Yield ETF
	Principal Amount/Shares	Value
Beazer Homes USA, Inc., 5.875%, 10/15/27	$47,000	$46,951
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	46,000	46,116
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	70,000	64,730
Century Communities, Inc., 6.75%, 6/1/27	103,000	103,023
KB Home, 4.00%, 6/15/31	47,000	42,913
LGI Homes, Inc., 7.00%, 11/15/32(1)	50,000	49,650
Mattamy Group Corp., 4.625%, 3/1/30(1)	47,000	43,903
Newell Brands, Inc., 6.375%, 9/15/27(2)	50,000	50,712
Newell Brands, Inc., 6.625%, 9/15/29	50,000	51,037
Somnigroup International, Inc., 4.00%, 4/15/29(1)	47,000	43,861
Somnigroup International, Inc., 3.875%, 10/15/31(1)	47,000	41,629
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	35,000	34,034
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	69,046
		825,741
Independent Power and Renewable Electricity Producers — 1.1%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	100,000	94,401
Calpine Corp., 4.50%, 2/15/28(1)	75,000	73,405
Calpine Corp., 5.125%, 3/15/28(1)	75,000	73,938
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	72,909
TransAlta Corp., 7.75%, 11/15/29	75,000	78,437
		393,090
Industrial Conglomerates — 0.1%
Stena International SA, 7.25%, 1/15/31(1)	25,000	25,430
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	48,000	49,808
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	70,000	66,326
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	50,000	50,320
HUB International Ltd., 7.25%, 6/15/30(1)	47,000	48,570
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	45,000	46,340
		261,364
Interactive Media and Services — 0.3%
Snap, Inc., 6.875%, 3/1/33(1)	50,000	50,657
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	43,416
		94,073
IT Services — 0.3%
ASGN, Inc., 4.625%, 5/15/28(1)	100,000	95,981
Machinery — 0.9%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	75,000	74,974
Chart Industries, Inc., 9.50%, 1/1/31(1)	25,000	26,886
Hillenbrand, Inc., 3.75%, 3/1/31	64,000	57,028
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	48,000	50,588
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	49,000	51,308
Trinity Industries, Inc., 7.75%, 7/15/28(1)	46,000	48,064
		308,848
Media — 7.4%
AMC Networks, Inc., 4.25%, 2/15/29	53,000	41,305
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	75,000	74,020
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	75,000	72,998
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	50,000	50,233
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	75,000	69,935
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	100,000	91,580
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	100,000	89,790
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	50,000	44,970
57

Select High Yield ETF
	Principal Amount/Shares	Value
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32	$150,000	$132,263
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	75,000	64,892
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	50,000	41,948
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	47,000	45,994
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	49,058
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	75,000	73,870
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	50,000	49,110
EchoStar Corp., 10.75%, 11/30/29	75,000	80,417
GCI LLC, 4.75%, 10/15/28(1)	50,000	47,405
Gray Media, Inc., 7.00%, 5/15/27(1)	34,000	33,375
Gray Media, Inc., 4.75%, 10/15/30(1)	47,000	27,732
Lamar Media Corp., 3.75%, 2/15/28	47,000	45,021
Lamar Media Corp., 4.875%, 1/15/29	47,000	45,759
Lamar Media Corp., 4.00%, 2/15/30	47,000	43,736
News Corp., 3.875%, 5/15/29(1)	75,000	70,983
News Corp., 5.125%, 2/15/32(1)	50,000	48,377
Nexstar Media, Inc., 5.625%, 7/15/27(1)	75,000	74,236
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	107,000	104,936
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)(2)	25,000	23,403
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)(2)	67,000	47,235
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	47,000	29,664
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	25,000	24,206
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	70,000	69,091
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	70,000	65,804
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	88,000	86,247
Sirius XM Radio LLC, 3.875%, 9/1/31(1)(2)	47,000	40,803
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	50,000	46,705
Univision Communications, Inc., 6.625%, 6/1/27(1)	50,000	50,138
Univision Communications, Inc., 7.375%, 6/30/30(1)	125,000	122,226
Univision Communications, Inc., 8.50%, 7/31/31(1)	50,000	49,886
Videotron Ltd., 3.625%, 6/15/29(1)	100,000	94,148
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	187,000	179,139
Ziggo BV, 4.875%, 1/15/30(1)	39,000	35,944
		2,578,582
Metals and Mining — 2.6%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)	187,000	187,839
ATI, Inc., 5.875%, 12/1/27	25,000	25,022
ATI, Inc., 4.875%, 10/1/29	50,000	48,102
ATI, Inc., 5.125%, 10/1/31	50,000	47,535
Carpenter Technology Corp., 6.375%, 7/15/28	47,000	47,190
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	25,000	23,405
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	47,000	42,393
Coeur Mining, Inc., 5.125%, 2/15/29(1)	50,000	48,318
Constellium SE, 3.75%, 4/15/29(1)	75,000	69,128
FMG Resources August 2006 Pty. Ltd., 5.875%, 4/15/30(1)	68,000	67,762
FMG Resources August 2006 Pty. Ltd., 4.375%, 4/1/31(1)	50,000	45,907
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	47,000	46,979
Mineral Resources Ltd., 8.00%, 11/1/27(1)	75,000	75,864
Novelis Corp., 4.75%, 1/30/30(1)	117,000	110,365
		885,809
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	48,000	47,936
58

Select High Yield ETF
	Principal Amount/Shares	Value
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	$50,000	$49,668
		97,604
Oil, Gas and Consumable Fuels — 12.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	97,000	95,551
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/28(1)	46,000	47,135
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	47,000	46,461
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	50,000	50,520
Baytex Energy Corp., 8.50%, 4/30/30(1)	68,000	69,670
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	50,000	52,296
Buckeye Partners LP, 6.75%, 2/1/30(1)	50,000	51,388
Buckeye Partners LP, 5.85%, 11/15/43	75,000	67,695
California Resources Corp., 8.25%, 6/15/29(1)	100,000	102,951
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	47,107
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	46,000	47,487
Civitas Resources, Inc., 5.00%, 10/15/26(1)	50,000	49,656
Civitas Resources, Inc., 8.75%, 7/1/31(1)	75,000	78,380
Comstock Resources, Inc., 6.75%, 3/1/29(1)	63,000	61,985
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	44,805
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	70,000	67,879
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	75,000	73,599
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	47,694
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	50,000	52,451
DT Midstream, Inc., 4.375%, 6/15/31(1)	50,000	46,475
Energy Transfer LP, 6.00%, 2/1/29(1)	25,000	25,481
EnLink Midstream LLC, 6.50%, 9/1/30(1)	50,000	53,159
EnLink Midstream Partners LP, 5.60%, 4/1/44	75,000	70,863
EnLink Midstream Partners LP, 5.45%, 6/1/47	75,000	69,546
EQM Midstream Partners LP, 6.50%, 7/1/27(1)	75,000	76,978
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	25,000	24,370
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	75,000	72,455
Expand Energy Corp., 5.375%, 2/1/29	50,000	49,934
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	47,000	47,570
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	100,000	100,683
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	71,531
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	50,000	50,024
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	50,000	49,413
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	75,000	70,810
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	75,000	74,949
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	50,000	47,687
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	75,000	73,792
ITT Holdings LLC, 6.50%, 8/1/29(1)	47,000	44,816
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	50,000	50,448
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	25,000	27,199
Matador Resources Co., 6.50%, 4/15/32(1)	75,000	75,049
MEG Energy Corp., 5.875%, 2/1/29(1)	70,000	69,180
Murphy Oil Corp., 6.00%, 10/1/32	25,000	24,264
NFE Financing LLC, 12.00%, 11/15/29(1)	100,000	98,899
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	50,000	50,953
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	50,000	50,832
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	25,000	25,387
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	25,000	26,064
NuStar Logistics LP, 6.375%, 10/1/30	25,000	25,552
Parkland Corp., 5.875%, 7/15/27(1)	50,000	50,042
59

Select High Yield ETF
	Principal Amount/Shares	Value
Parkland Corp., 4.625%, 5/1/30(1)	$50,000	$46,969
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	47,000	45,451
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	50,000	49,908
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	75,000	76,906
Range Resources Corp., 8.25%, 1/15/29	47,000	48,428
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	48,200
SM Energy Co., 6.75%, 9/15/26	70,000	70,083
Sunoco LP, 7.25%, 5/1/32(1)	50,000	52,208
Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	47,000	47,160
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	25,000	25,821
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	47,000	44,478
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	45,643
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	45,411
Talos Production, Inc., 9.00%, 2/1/29(1)	25,000	25,875
Talos Production, Inc., 9.375%, 2/1/31(1)	25,000	25,744
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	50,000	49,110
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	45,824
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	50,000	47,669
TransMontaigne Partners LLC, 8.50%, 6/15/30(1)	50,000	50,759
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	93,000	86,771
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	45,000	46,073
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	61,000	53,070
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	66,000	68,792
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	69,000	76,240
Venture Global LNG, Inc., 7.00%, 1/15/30(1)	48,000	48,691
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	75,000	78,205
Venture Global LNG, Inc., 9.875%, 2/1/32(1)	69,000	75,507
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	75,000	74,544
Vital Energy, Inc., 7.875%, 4/15/32(1)(2)	100,000	96,474
		4,445,129
Passenger Airlines — 1.2%
Air Canada, 3.875%, 8/15/26(1)	50,000	48,979
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	43,000	43,996
American Airlines, Inc., 8.50%, 5/15/29(1)	51,000	53,773
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	29,018	29,006
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	50,000	49,758
Delta Air Lines, Inc., 4.375%, 4/19/28	65,000	63,959
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	50,000	52,970
United Airlines, Inc., 4.625%, 4/15/29(1)	75,000	72,359
		414,800
Personal Care Products — 0.5%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	40,486
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)(2)	45,000	45,965
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	47,000	46,458
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	43,817
		176,726
Pharmaceuticals — 1.1%
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)(2)	125,000	119,019
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)	100,000	101,340
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	100,000	95,187
Prestige Brands, Inc., 3.75%, 4/1/31(1)	75,000	67,638
		383,184
60

Select High Yield ETF
	Principal Amount/Shares	Value
Real Estate Management and Development — 1.0%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	$44,000	$40,670
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	47,000	38,708
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	70,000	70,741
Forestar Group, Inc., 3.85%, 5/15/26(1)	47,000	46,363
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	46,000	48,430
Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	45,738
Newmark Group, Inc., 7.50%, 1/12/29	50,000	53,200
		343,850
Semiconductors and Semiconductor Equipment — 0.3%
Entegris, Inc., 5.95%, 6/15/30(1)	45,000	45,124
ON Semiconductor Corp., 3.875%, 9/1/28(1)	47,000	44,502
Synaptics, Inc., 4.00%, 6/15/29(1)	25,000	23,225
		112,851
Software — 2.4%
Camelot Finance SA, 4.50%, 11/1/26(1)	39,000	38,380
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	34,199
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	158,000	155,538
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	47,000	48,073
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	75,000	77,844
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	39,000	38,861
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	47,000	47,214
Gen Digital, Inc., 7.125%, 9/30/30(1)	25,000	25,801
Open Text Corp., 3.875%, 12/1/29(1)	70,000	64,429
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	43,457
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	42,151
Rocket Software, Inc., 9.00%, 11/28/28(1)	47,000	48,717
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	69,748
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	49,146
UKG, Inc., 6.875%, 2/1/31(1)	50,000	51,351
		834,909
Specialized REITs — 1.6%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	140,000	138,266
Iron Mountain, Inc., 7.00%, 2/15/29(1)	75,000	77,303
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	67,490
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	43,628
SBA Communications Corp., 3.875%, 2/15/27	117,000	114,014
VICI Properties LP/VICI Note Co., Inc., 3.75%, 2/15/27(1)	68,000	66,494
VICI Properties LP/VICI Note Co., Inc., 4.625%, 12/1/29(1)	39,000	37,927
		545,122
Specialty Retail — 2.4%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	39,000	37,200
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	47,000	43,881
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	72,000	73,594
Bath & Body Works, Inc., 6.75%, 7/1/36	70,000	71,555
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	46,000	48,754
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	96,000	99,796
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	46,862
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	65,447
Gap, Inc., 3.875%, 10/1/31(1)(2)	47,000	41,442
Lithia Motors, Inc., 3.875%, 6/1/29(1)	47,000	43,583
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	47,000	40,670
Park River Holdings, Inc., 5.625%, 2/1/29(1)(2)	65,000	55,605
61

Select High Yield ETF
	Principal Amount/Shares	Value
Sonic Automotive, Inc., 4.875%, 11/15/31(1)(2)	$47,000	$43,627
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	43,642
Victoria's Secret & Co., 4.625%, 7/15/29(1)(2)	40,000	36,441
Wayfair LLC, 7.25%, 10/31/29(1)	50,000	50,906
		843,005
Technology Hardware, Storage and Peripherals — 0.5%
Seagate HDD Cayman, 9.625%, 12/1/32	50,000	56,760
Seagate HDD Cayman, 5.75%, 12/1/34	75,000	73,805
Xerox Holdings Corp., 5.50%, 8/15/28(1)	50,000	40,548
		171,113
Textiles, Apparel and Luxury Goods — 0.1%
Crocs, Inc., 4.125%, 8/15/31(1)	53,000	47,306
Trading Companies and Distributors — 0.8%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)	47,000	45,807
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	47,000	48,379
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	100,000	98,710
Fortress Transportation & Infrastructure Investors LLC, 5.875%, 4/15/33(1)(2)	46,000	44,684
Herc Holdings, Inc., 6.625%, 6/15/29(1)	50,000	50,747
		288,327
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	64,509
Wireless Telecommunication Services — 0.4%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	32,170
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	35,106
Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	72,080
		139,356
TOTAL CORPORATE BONDS (Cost $33,760,862)		33,387,328
SHORT-TERM INVESTMENTS — 5.9%
Money Market Funds — 5.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	837,426	837,426
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,224,025	1,224,025
TOTAL SHORT-TERM INVESTMENTS (Cost $2,061,451)		2,061,451
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $35,822,313)		35,448,779
OTHER ASSETS AND LIABILITIES — (2.3)%		(797,063)
TOTAL NET ASSETS — 100.0%		$34,651,716

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $27,834,324, which represented 80.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,216,628. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,259,788, which includes securities collateral of $35,763.

See Notes to Financial Statements.
62

FEBRUARY 28, 2025 (UNAUDITED)

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 52.0%
Aerospace and Defense — 1.0%
Boeing Co., 2.20%, 2/4/26	$320,000	$312,321
Boeing Co., 6.30%, 5/1/29	284,000	297,689
Spirit AeroSystems, Inc., 4.60%, 6/15/28	150,000	145,099
		755,109
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 1.65%, 7/15/26	295,000	283,097
Automobile Components — 0.1%
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 2/15/30(1)	50,000	51,202
Automobiles — 2.1%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	300,000	299,220
General Motors Financial Co., Inc., 5.40%, 4/6/26	295,000	296,832
General Motors Financial Co., Inc., 5.35%, 7/15/27	215,000	217,436
General Motors Financial Co., Inc., 5.05%, 4/4/28(2)	195,000	195,394
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	200,000	204,261
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	400,000	400,540
		1,613,683
Banks — 9.4%
Banco de Credito del Peru SA, VRN, 3.125%, 7/1/30(1)	480,000	475,458
Banco Santander SA, VRN, 5.37%, 7/15/28	600,000	607,911
Bank of America Corp., VRN, 5.82%, 9/15/29	105,000	108,706
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	200,000	186,495
Comerica, Inc., VRN, 5.98%, 1/30/30	108,000	110,060
Danske Bank AS, VRN, 6.26%, 9/22/26(1)	400,000	403,489
Fifth Third Bank NA, VRN, 4.97%, 1/28/28	250,000	251,592
First Citizens BancShares, Inc., VRN, 3.375%, 3/15/30	145,000	144,630
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	280,000	304,312
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	126,000	131,625
Goldman Sachs Bank USA, VRN, 5.41%, 5/21/27	260,000	262,908
HSBC Holdings PLC, VRN, 7.39%, 11/3/28	450,000	478,083
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	81,000	80,793
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	155,000	156,385
Morgan Stanley Bank NA, VRN, 5.02%, 1/12/29	435,000	439,159
National Bank of Canada, VRN, 5.60%, 7/2/27	250,000	253,277
Planet Financial Group LLC, 10.50%, 12/15/29(1)	250,000	259,566
PNC Financial Services Group, Inc., VRN, 5.10%, 7/23/27	405,000	408,013
Royal Bank of Canada, VRN, 4.97%, 1/24/29	235,000	237,299
Societe Generale SA, VRN, 5.50%, 4/13/29(1)	200,000	202,517
Standard Chartered PLC, VRN, 5.55%, 1/21/29(1)	200,000	203,619
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	400,000	417,353
U.S. Bancorp, VRN, 5.73%, 10/21/26	250,000	251,684
U.S. Bancorp, VRN, 5.05%, 2/12/31	97,000	97,735
U.S. Bank NA, VRN, 4.51%, 10/22/27	250,000	249,762
Wells Fargo & Co., VRN, 4.90%, 1/24/28	245,000	246,290
Wells Fargo & Co., VRN, 6.30%, 10/23/29	265,000	278,760
		7,247,481
Building Products — 0.5%
Standard Industries, Inc., 5.00%, 2/15/27(1)	365,000	361,823
Capital Markets — 3.9%
Ares Strategic Income Fund, 5.70%, 3/15/28(1)	175,000	176,319
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	123,000	123,149
63

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Blackstone Private Credit Fund, 7.30%, 11/27/28	$69,000	$73,679
Blackstone Private Credit Fund, 5.95%, 7/16/29	55,000	55,985
Blue Owl Capital Corp., 2.875%, 6/11/28	245,000	226,072
Blue Owl Credit Income Corp., 7.75%, 1/15/29	185,000	198,707
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	171,000	172,336
Citadel LP, 6.00%, 1/23/30(1)	80,000	81,533
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	565,000	583,082
Golub Capital BDC, Inc., 7.05%, 12/5/28	66,000	69,611
Golub Capital Private Credit Fund, 5.875%, 5/1/30(1)	71,000	71,034
HPS Corporate Lending Fund, 5.45%, 1/14/28(1)	215,000	215,672
LPL Holdings, Inc., 4.00%, 3/15/29(1)	210,000	201,366
Northern Trust Corp., VRN, 3.375%, 5/8/32	423,000	409,000
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/30	120,000	123,313
Oaktree Specialty Lending Corp., 6.34%, 2/27/30	200,000	201,460
		2,982,318
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	200,000	185,928
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	125,000	128,150
		314,078
Commercial Services and Supplies — 0.4%
Deluxe Corp., 8.125%, 9/15/29(1)	275,000	279,302
Communications Equipment — 0.2%
Cisco Systems, Inc., 4.55%, 2/24/28	163,000	163,913
Construction and Engineering — 0.4%
Quanta Services, Inc., 4.75%, 8/9/27	338,000	338,620
Consumer Finance — 1.2%
Ally Financial, Inc., VRN, 5.54%, 1/17/31	277,000	278,496
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	183,000	189,705
OneMain Finance Corp., 7.125%, 3/15/26	232,000	236,744
SLM Corp., 6.50%, 1/31/30	245,000	252,257
		957,202
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	220,000	216,894
Containers and Packaging — 1.2%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	280,000	279,404
Berry Global, Inc., 4.50%, 2/15/26(1)	237,000	235,215
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	88,000	87,387
LABL, Inc., 8.625%, 10/1/31(1)(3)	105,000	94,985
Sonoco Products Co., 4.45%, 9/1/26	197,000	196,475
		893,466
Diversified REITs — 2.7%
CubeSmart LP, 4.00%, 11/15/25	425,000	422,822
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/26	270,000	271,036
Highwoods Realty LP, 4.20%, 4/15/29	130,000	125,104
Kilroy Realty LP, 4.25%, 8/15/29	320,000	304,634
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	258,000	264,938
Piedmont Operating Partnership LP, 9.25%, 7/20/28	58,000	64,090
Piedmont Operating Partnership LP, 6.875%, 7/15/29	17,000	17,650
Piedmont Operating Partnership LP, 3.15%, 8/15/30	12,000	10,481
Trust Fibra Uno, 4.87%, 1/15/30(1)	400,000	375,539
Vornado Realty LP, 2.15%, 6/1/26	228,000	218,704
		2,074,998
64

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 7.30%, 8/15/26	$45,000	$46,243
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	400,000	367,085
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	415,000	443,769
Sprint Capital Corp., 6.875%, 11/15/28	140,000	149,833
		1,006,930
Electric Utilities — 1.3%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	228,000	230,392
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	185,000	184,080
NextEra Energy Capital Holdings, Inc., 4.85%, 2/4/28	82,000	82,750
Southern Co., Seires B, VRN, 4.00%, 1/15/51	210,000	207,744
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	280,000	280,218
Vistra Operations Co. LLC, 5.125%, 5/13/25	25,000	25,019
		1,010,203
Electrical Equipment — 0.5%
Regal Rexnord Corp., 6.05%, 2/15/26	360,000	363,117
Energy Equipment and Services — 0.3%
NewCo Holding USD 20 SARL, 9.375%, 11/7/29(1)	220,000	224,906
Entertainment — 0.4%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	200,000	204,816
Warnermedia Holdings, Inc., 3.76%, 3/15/27	89,000	86,889
		291,705
Financial Services — 1.9%
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	310,000	313,117
Corebridge Financial, Inc., 3.50%, 4/4/25	275,000	274,703
Deutsche Bank AG, VRN, 7.15%, 7/13/27	210,000	216,563
Essent Group Ltd., 6.25%, 7/1/29	175,000	180,730
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	250,000	242,352
NMI Holdings, Inc., 6.00%, 8/15/29	205,000	208,673
		1,436,138
Ground Transportation — 0.8%
AerCap Global Aviation Trust, VRN, 6.50%, 6/15/45(1)	200,000	200,539
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	198,212
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27(1)	250,000	252,851
		651,602
Health Care Equipment and Supplies — 0.7%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	338,000	343,477
Solventum Corp., 5.45%, 2/25/27	230,000	233,836
		577,313
Health Care Providers and Services — 1.6%
HCA, Inc., 5.20%, 6/1/28	230,000	232,851
Icon Investments Six DAC, 5.81%, 5/8/27	400,000	408,497
IQVIA, Inc., 6.25%, 2/1/29	201,000	209,954
Tenet Healthcare Corp., 6.25%, 2/1/27	225,000	224,908
Universal Health Services, Inc., 1.65%, 9/1/26	165,000	157,526
		1,233,736
Hotel & Resort REITs — 0.5%
Service Properties Trust, 5.25%, 2/15/26	225,000	222,172
Service Properties Trust, 8.375%, 6/15/29	145,000	146,736
		368,908
Hotels, Restaurants and Leisure — 0.8%
Hyatt Hotels Corp., 5.75%, 1/30/27	246,000	250,498
65

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Las Vegas Sands Corp., 5.90%, 6/1/27	$330,000	$336,574
		587,072
Household Durables — 0.4%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)	109,000	109,118
TopBuild Corp., 3.625%, 3/15/29(1)	220,000	204,207
		313,325
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp., 1.375%, 1/15/26	215,000	208,665
AES Corp., VRN, 6.95%, 7/15/55	85,000	82,617
		291,282
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	150,000	159,092
Insurance — 3.6%
Arthur J Gallagher & Co., 4.60%, 12/15/27	330,000	330,524
Athene Global Funding, 5.68%, 2/23/26(1)	260,000	262,910
Athene Global Funding, 5.62%, 5/8/26(1)	235,000	237,874
Athene Global Funding, 5.35%, 7/9/27(1)	278,000	281,566
CNO Global Funding, 5.875%, 6/4/27(1)	330,000	338,386
F&G Annuities & Life, Inc., 6.50%, 6/4/29	295,000	303,944
GA Global Funding Trust, 2.25%, 1/6/27(1)	150,000	143,392
GA Global Funding Trust, 4.40%, 9/23/27(1)	200,000	198,500
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	165,000	159,575
Metropolitan Life Insurance Co., 7.80%, 11/1/25(1)	250,000	254,828
Prudential Financial, Inc., VRN, 5.375%, 5/15/45	305,000	304,214
		2,815,713
IT Services — 0.5%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	175,000	181,433
Kyndryl Holdings, Inc., 2.70%, 10/15/28	232,000	215,775
		397,208
Leisure Products — 0.3%
Mattel, Inc., 5.875%, 12/15/27(1)	265,000	266,359
Life Sciences Tools and Services — 0.9%
Illumina, Inc., 5.80%, 12/12/25	485,000	488,379
Illumina, Inc., 4.65%, 9/9/26	207,000	207,006
		695,385
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	121,000	119,419
Lamar Media Corp., 3.75%, 2/15/28	190,000	181,998
Nexstar Media, Inc., 5.625%, 7/15/27(1)	195,000	193,015
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	450,000	435,702
TEGNA, Inc., 4.75%, 3/15/26(1)	245,000	243,506
Warner Media LLC, 3.80%, 2/15/27	86,000	83,810
		1,257,450
Metals and Mining — 0.7%
Cleveland-Cliffs, Inc., 6.875%, 11/1/29(1)	177,000	178,048
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29(1)	200,000	182,070
Novelis, Inc., 6.875%, 1/30/30(1)(3)	145,000	148,326
		508,444
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	335,000	334,553
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	196,000	190,902
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	140,000	135,209
		660,664
66

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 3.0%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	$265,000	$274,117
Enbridge, Inc., VRN, 6.00%, 1/15/77	170,000	169,363
Energy Transfer LP, 5.625%, 5/1/27(1)	315,000	315,069
Expand Energy Corp., 6.75%, 4/15/29(1)	350,000	354,935
Geopark Ltd., 8.75%, 1/31/30(1)	200,000	196,110
Petroleos Mexicanos, 4.50%, 1/23/26	164,000	160,703
Petroleos Mexicanos, 6.49%, 1/23/27	164,000	161,245
Petroleos Mexicanos, 6.50%, 3/13/27	330,000	324,095
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	165,000	154,969
SM Energy Co., 6.75%, 9/15/26	235,000	235,280
		2,345,886
Passenger Airlines — 1.6%
Air Canada, 3.875%, 8/15/26(1)	580,000	568,160
American Airlines, Series 2017-2, Class B, 3.70%, 4/15/27	65,134	64,551
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	161,745	161,678
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	50,250	50,156
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	200,000	198,500
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	200,000	201,494
		1,244,539
Real Estate Management and Development — 0.2%
Newmark Group, Inc., 7.50%, 1/12/29	159,000	169,175
Semiconductors and Semiconductor Equipment — 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	190,000	188,013
Broadcom, Inc., 4.80%, 4/15/28	225,000	226,554
Intel Corp., 4.875%, 2/10/26	190,000	190,366
ON Semiconductor Corp., 3.875%, 9/1/28(1)	250,000	236,711
		841,644
Software — 0.6%
AppLovin Corp., 5.125%, 12/1/29	250,000	252,441
Oracle Corp., 4.80%, 8/3/28	200,000	201,771
		454,212
Specialized REITs — 0.3%
EPR Properties, 4.50%, 6/1/27	110,000	108,797
VICI Properties LP, 4.375%, 5/15/25	120,000	119,798
		228,595
Specialty Retail — 0.3%
LBM Acquisition LLC, 6.25%, 1/15/29(1)	225,000	207,293
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.40%, 9/25/27	159,000	158,310
Trading Companies and Distributors — 0.8%
Aircastle Ltd., 6.50%, 7/18/28(1)	100,000	104,472
Aircastle Ltd., 5.95%, 2/15/29(1)	185,000	190,721
Beacon Roofing Supply, Inc., 4.50%, 11/15/26(1)	259,000	256,623
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	80,000	82,347
		634,163
Transportation Infrastructure — 0.1%
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	99,000	100,353
TOTAL CORPORATE BONDS (Cost $39,733,036)		40,033,908
U.S. TREASURY SECURITIES — 11.6%
U.S. Treasury Notes, 4.125%, 10/31/26	2,200,000	2,203,781
U.S. Treasury Notes, 4.625%, 11/15/26	800,000	807,875
67

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
U.S. Treasury Notes, 4.25%, 12/31/26	$825,000	$828,513
U.S. Treasury Notes, 4.625%, 6/15/27(4)	370,000	375,261
U.S. Treasury Notes, 3.375%, 9/15/27	2,000,000	1,971,679
U.S. Treasury Notes, 4.25%, 1/15/28	2,100,000	2,115,832
U.S. Treasury Notes, 4.25%, 2/15/28	600,000	604,758
TOTAL U.S. TREASURY SECURITIES (Cost $8,843,313)		8,907,699
PREFERRED STOCKS — 10.7%
Banks — 8.3%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	200,000	203,547
Banco Bilbao Vizcaya Argentaria SA, 6.125%	200,000	192,728
Banco Mercantil del Norte SA, 8.375%(1)	240,000	239,280
Banco Santander SA, 4.75%	200,000	193,115
Bank of Nova Scotia, 4.90%	285,000	284,515
Barclays PLC, 6.125%(3)	410,000	411,000
BNP Paribas SA, 7.375%(1)	200,000	201,347
Citigroup, Inc., 3.875%	200,000	195,732
Citigroup, Inc., 4.00%	86,000	84,641
Citigroup, Inc., 6.95%	82,000	82,810
Citizens Financial Group, Inc., 5.65%	250,000	249,602
Comerica, Inc., 5.625%	170,000	169,693
Credit Agricole SA, 8.125%(1)	400,000	408,920
Danske Bank AS, 4.375%	200,000	196,250
Fifth Third Bancorp, 4.50%	240,000	238,072
HSBC Holdings PLC, 6.00%	200,000	199,471
ING Groep NV, 5.75%	200,000	199,698
Intesa Sanpaolo SpA, 7.70%(1)(3)	400,000	400,601
Lloyds Banking Group PLC, 7.50%	200,000	202,366
M&T Bank Corp., 5.125%(3)	8,000	7,955
Macquarie Bank Ltd., 6.125%(1)	220,000	221,830
NatWest Group PLC, 8.00%	200,000	202,286
Nordea Bank Abp, 6.625%(1)	200,000	202,009
Regions Financial Corp., 5.75%	395,000	395,072
Skandinaviska Enskilda Banken AB, 6.875%	200,000	203,501
Societe Generale SA, 4.75%(1)	400,000	392,334
Standard Chartered PLC, 6.00%(1)	200,000	200,301
Wells Fargo & Co., 5.875%	210,000	210,289
		6,388,965
Capital Markets — 1.0%
Charles Schwab Corp., 4.00%	147,000	143,645
Charles Schwab Corp., 5.375%	135,000	135,377
Deutsche Bank AG, 6.00%	200,000	199,886
Goldman Sachs Group, Inc., 7.38%	121,000	122,124
UBS Group AG, 5.125%	200,000	199,207
		800,239
Consumer Finance — 0.3%
American Express Co., 3.55%	190,000	184,587
Electric Utilities — 0.3%
Edison International, 5.375%	230,000	221,407
Multi-Utilities — 0.2%
Sempra, 4.875%	180,000	179,253
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 6.75%	252,000	252,515
68

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Trading Companies and Distributors — 0.3%
Aircastle Ltd., 5.25%(1)	210,000	$207,112
TOTAL PREFERRED STOCKS (Cost $8,184,334)		8,234,078
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.5%
Private Sponsor Collateralized Mortgage Obligations — 9.2%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	$52,669	50,365
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	200,143	201,332
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	163,417	165,399
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	122,052	122,184
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	191,698	192,064
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	81,499	81,721
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	153,184	154,824
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	306,743	308,023
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	270,367	270,561
Credit Suisse Mortgage Trust, Series 2022-NQM4, Class A1, SEQ, VRN, 4.82%, 6/25/67(1)	160,067	159,278
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	26,960	26,655
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	217,601	218,094
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	220,323	220,439
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	156,933	157,677
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	239,511	239,665
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	307,852	310,401
JP Morgan Mortgage Trust, Series 2024-11, Class A6, SEQ, VRN, 6.00%, 4/25/55(1)	140,107	141,338
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	107,261	108,064
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	74,082	74,547
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	185,348	185,481
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	140,926	141,085
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	164,665	166,407
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	157,815	159,382
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	103,798	105,162
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	111,164	111,807
OBX Trust, Series 2022-NQM9, Class A2, 6.45%, 9/25/62(1)	172,518	173,019
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	104,642	105,071
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	326,179	329,904
Provident Funding Mortgage Trust, Series 2024-1, Class A2, VRN, 5.50%, 12/25/54(1)	261,400	261,747
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	352,064	352,631
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	271,722	271,569
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	88,358	88,778
Sequoia Mortgage Trust, Series 2024-4, Class A4, VRN, 6.00%, 5/25/54(1)	266,284	268,670
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	179,163	179,297
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	212,663	213,553
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	145,015	144,794
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.75%, (30-day average SOFR plus 3.40%), 11/25/33(1)	61,023	61,972
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	39,270	36,287
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	133,271	134,765
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	291,570	294,885
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	57,842	55,343
		7,044,240
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.35%, (30-day average SOFR plus 2.00%), 4/25/42(1)	54,925	55,490
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.30%, (30-day average SOFR plus 2.95%), 6/25/42(1)	51,037	52,345
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.50%, (30-day average SOFR plus 2.15%), 9/25/42(1)	40,079	40,451
FNMA, Series 2017-C02, Class 2ED3, VRN, 5.82%, (30-day average SOFR plus 1.46%), 9/25/29	6,644	6,646
69

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
FNMA, Series 2024-R01, Class 1M1, VRN, 5.40%, (30-day average SOFR plus 1.05%), 1/25/44(1)	$102,533	$102,645
		257,577
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,241,517)		7,301,817
COLLATERALIZED LOAN OBLIGATIONS — 4.4%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.15%, (3-month SOFR plus 1.86%), 4/30/31(1)	70,767	70,711
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 5.40%, (1-month SOFR plus 1.08%), 12/15/35(1)	27,704	27,673
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.78%, (1-month SOFR plus 1.46%), 11/15/36(1)	73,912	73,975
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.57%, (1-month SOFR plus 2.26%), 9/15/35(1)	100,000	100,225
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 5.73%, (1-month SOFR plus 1.41%), 5/15/38(1)	250,000	247,192
CBAM Ltd., Series 2019-11RA, Class C, VRN, 6.80%, (3-month SOFR plus 2.51%), 1/20/35(1)	100,000	100,193
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, VRN, 5.48%, (3-month SOFR plus 1.18%), 10/15/30(1)	111,024	111,218
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.28%, (3-month SOFR plus 1.96%), 11/15/28(1)	75,000	75,041
Elmwood CLO 24 Ltd., Series 2023-3A, Class CR, VRN, 6.20%, (3-month SOFR plus 1.75%), 1/17/38(1)	250,000	250,557
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.83%, (1-month SOFR plus 1.51%), 6/16/36(1)	125,000	124,898
KKR CLO 10 Ltd., Series 10, Class BR, VRN, 6.32%, (3-month SOFR plus 1.96%), 9/15/29(1)	233,981	233,869
Palmer Square Loan Funding Ltd., Series 2022-4A, Class BR, VRN, 5.95%, (3-month SOFR plus 1.65%), 7/24/31(1)	100,000	100,134
PFP Ltd., Series 2022-9, Class A, VRN, 6.59%, (1-month SOFR plus 2.27%), 8/19/35(1)	73,312	73,460
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.69%, (1-month SOFR plus 2.37%), 10/25/39(1)	45,655	46,046
Reese Park CLO Ltd., Series 2020-1A, Class CRR, VRN, 6.20%, (3-month SOFR plus 1.90%), 1/15/38(1)	250,000	251,373
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 5.74%, (3-month SOFR plus 1.45%), 10/20/30(1)	31,556	31,575
Sixth Street CLO VIII Ltd., Series 2017-8A, Class A2R2, VRN, 5.94%, (3-month SOFR plus 1.65%), 10/20/34(1)	250,000	250,597
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 6.09%, (3-month SOFR plus 1.80%), 10/20/34(1)	325,000	325,621
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.36%, (3-month SOFR plus 2.06%), 1/15/30(1)	75,000	75,160
Trimaran CAVU Ltd., Series 2019-1A, Class CR, VRN, 6.27%, (3-month SOFR plus 1.95%), 1/20/37(1)	300,000	301,352
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 5.63%, (1-month SOFR plus 1.31%), 3/15/38(1)	70,432	70,137
Venture XXVIII CLO Ltd., Series 2017-28A, Class B1R, VRN, 6.15%, (3-month SOFR plus 1.86%), 7/20/30(1)	450,000	451,053
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,354,031)		3,392,060
ASSET-BACKED SECURITIES — 4.0%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	174,388	163,506
Affirm Asset Securitization Trust, Series 2024-X1, Class A, SEQ, 6.27%, 5/15/29(1)	29,935	30,031
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)	250,000	251,704
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(1)	247,344	235,380
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	25,793	24,570
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	55,852	54,109
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	155,142
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	95,887
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.95%, (30-day average SOFR plus 1.60%), 8/25/54(1)	222,070	222,237
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	75,456	77,884
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	261,624	264,328
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	54,881	54,208
MVW Owner Trust, Series 2019-1A, Class C, 3.33%, 11/20/36(1)	49,911	49,627
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	49,804	45,546
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	200,000	182,124
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	175,316	178,654
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	222,217	224,648
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	84,154	85,733
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)	68,182	68,395
70

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, SEQ, 5.71%, 2/16/27	$16,169	$16,189
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.51%, 7/20/37(1)	62,712	62,341
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	233,435	236,577
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	315,442	321,080
TOTAL ASSET-BACKED SECURITIES (Cost $2,975,204)		3,099,900
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	23,000	18,738
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	35,000	29,203
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	100,000	79,711
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	23,000	12,469
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	50,698
BX Commercial Mortgage Trust, Series 2021-VINO, Class A, VRN, 5.08%, (1-month SOFR plus 0.77%), 5/15/38(1)	25,223	25,203
BX Commercial Mortgage Trust, Series 2022-CSMO, Class A, VRN, 6.43%, (1-month SOFR plus 2.11%), 6/15/27(1)	200,000	200,923
BX Trust, Series 2018-GW, Class B, VRN, 5.63%, (1-month SOFR plus 1.32%), 5/15/35(1)	100,000	99,947
BX Trust, Series 2021-ARIA, Class A, VRN, 5.33%, (1-month SOFR plus 1.01%), 10/15/36(1)	200,000	199,956
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 5.58%, (1-month SOFR plus 1.26%), 11/15/38(1)	150,000	149,565
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.93%, (1-month SOFR plus 1.61%), 11/15/38(1)	200,000	199,050
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, VRN, 5.55%, (1-month SOFR plus 1.23%), 11/15/38(1)	224,738	224,097
Extended Stay America Trust, Series 2021-ESH, Class A, VRN, 5.51%, (1-month SOFR plus 1.19%), 7/15/38(1)	194,339	194,467
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.28%, (1-month SOFR plus 2.96%), 7/15/38(1)	86,758	87,053
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	229,000	213,347
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.83%, (1-month SOFR plus 1.51%), 3/15/38(1)	112,000	111,359
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	22,000	18,715
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	39,000	32,357
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	200,000	203,643
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.66%, (1-month SOFR plus 1.35%), 1/15/39(1)	225,000	223,761
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.75%, (1-month SOFR plus 1.44%), 3/15/42(1)	246,000	245,784
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	300,000	306,491
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	19,000	17,285
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	20,000	16,883
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,922,533)		2,960,705
EXCHANGE-TRADED FUNDS — 0.9%
Invesco Senior Loan ETF	16,942	355,104
SPDR Blackstone Senior Loan ETF	8,563	357,077
TOTAL EXCHANGE-TRADED FUNDS (Cost $717,161)		712,181
BANK LOAN OBLIGATIONS(5) — 0.6%
Air Freight and Logistics — 0.3%
Rand Parent LLC, 2025 Term Loan B, 3/18/30(6)	$252,000	252,221
Passenger Airlines — 0.2%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.56%, (1-month SOFR plus 2.25%), 2/15/28	132,300	131,969
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc., Term Loan B, 6.16%, (1-month SOFR plus 1.75%), 8/1/27	101,606	101,596
TOTAL BANK LOAN OBLIGATIONS (Cost $484,685)		485,786
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,700,977	1,700,977
71

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(7)	290,630	$290,630
TOTAL SHORT-TERM INVESTMENTS (Cost $1,991,607)		1,991,607
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $76,447,421)		77,119,741
OTHER ASSETS AND LIABILITIES — (0.1)%		(45,082)
TOTAL NET ASSETS — 100.0%		$77,074,659

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	153	June 2025	$31,666,219	$57,952
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	4	June 2025	$444,375	$(2,070)
U.S. Treasury 10-Year Ultra Notes	2	June 2025	228,500	(1,160)
U.S. Treasury 5-Year Notes	37	June 2025	3,993,687	(18,283)
U.S. Treasury Long Bonds	2	June 2025	236,188	(1,067)
			$4,902,750	$(22,580)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $36,489,885, which represented 47.3% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $387,398. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $359,438.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $408,070, which includes securities collateral of $117,440.

See Notes to Financial Statements.
72

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Assets
Investment securities, at value (cost of $32,561,049 and $389,675,477, respectively) — including $— and $7,745,135, respectively, of securities on loan	$32,556,372	$393,744,221
Investment made with cash collateral received for securities on loan, at value (cost of $— and $7,959,903, respectively)	—	7,959,903
Total investment securities, at value (cost of $32,561,049 and $397,635,380, respectively)	32,556,372	401,704,124
Receivable for investments sold	—	705,484
Receivable for variation margin on futures contracts	—	149,923
Interest receivable	406,958	5,015,694
Securities lending receivable	—	2,227
	32,963,330	407,577,452

Liabilities
Disbursements in excess of demand deposit cash	1,308	—
Payable for collateral received for securities on loan	—	7,959,903
Payable for investments purchased	257,454	6,737,521
Accrued management fees	7,205	86,079
	265,967	14,783,503

Net Assets	$32,697,363	$392,793,949

Shares outstanding (unlimited number of shares authorized)	650,000	8,350,000

Net Asset Value Per Share	$50.30	$47.04

Net Assets Consist of:
Capital paid in	$32,736,154	$406,521,365
Distributable earnings (loss)	(38,791)	(13,727,416)
	$32,697,363	$392,793,949

See Notes to Financial Statements.
73

FEBRUARY 28, 2025 (UNAUDITED)
	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Assets
Investment securities, at value (cost of $520,894,512 and $59,854,845, respectively)	$524,125,755	$59,981,866
Cash	—	113
Interest receivable	5,982,594	154,168
	530,108,349	60,136,147

Liabilities
Disbursements in excess of demand deposit cash	1,356,767	—
Payable for investments purchased	1,456,309	1,806,838
Accrued management fees	116,470	12,060
	2,929,546	1,818,898

Net Assets	$527,178,803	$58,317,249

Shares outstanding (unlimited number of shares authorized)	10,400,000	1,150,000

Net Asset Value Per Share	$50.69	$50.71

Net Assets Consist of:
Capital paid in	$538,463,945	$58,028,931
Distributable earnings (loss)	(11,285,142)	288,318
	$527,178,803	$58,317,249

See Notes to Financial Statements.
74

FEBRUARY 28, 2025 (UNAUDITED)
	Multisector Income ETF	Select High Yield ETF
Assets
Investment securities, at value (cost of $190,987,933 and $34,598,288, respectively) — including $1,145,391 and $1,216,628, respectively, of securities on loan	$193,552,585	$34,224,754
Investment made with cash collateral received for securities on loan, at value (cost of $1,192,005 and $1,224,025, respectively)	1,192,005	1,224,025
Total investment securities, at value (cost of $192,179,938 and $35,822,313, respectively)	194,744,590	35,448,779
Receivable for investments sold	1,522,360	332,649
Receivable for variation margin on futures contracts	183,692	—
Receivable for variation margin on swap agreements	11,779	—
Interest and dividends receivable	2,190,214	548,460
Securities lending receivable	419	871
	198,653,054	36,330,759

Liabilities
Disbursements in excess of demand deposit cash	3,075	—
Payable for collateral received for securities on loan	1,192,005	1,224,025
Payable for investments purchased	5,821,082	443,101
Accrued management fees	50,218	11,917
	7,066,380	1,679,043

Net Assets	$191,586,674	$34,651,716

Shares outstanding (unlimited number of shares authorized)	4,350,000	750,000

Net Asset Value Per Share	$44.04	$46.20

Net Assets Consist of:
Capital paid in	$204,123,841	$36,939,083
Distributable earnings (loss)	(12,537,167)	(2,287,367)
	$191,586,674	$34,651,716

See Notes to Financial Statements.
75

FEBRUARY 28, 2025 (UNAUDITED)
Short Duration Strategic Income ETF
Assets
Investment securities, at value (cost of $76,156,791) — including $387,398 of securities on loan	$76,829,111
Investment made with cash collateral received for securities on loan, at value (cost of $290,630)	290,630
Total investment securities, at value (cost of $76,447,421)	77,119,741
Receivable for investments sold	167,338
Receivable for variation margin on futures contracts	28,868
Interest and dividends receivable	805,251
Securities lending receivable	220
78,121,418

Liabilities
Payable for collateral received for securities on loan	290,630
Payable for investments purchased	737,455
Accrued management fees	18,674
1,046,759

Net Assets	$77,074,659

Shares outstanding (unlimited number of shares authorized)	1,500,000

Net Asset Value Per Share	$51.38

Net Assets Consist of:
Capital paid in	$76,085,753
Distributable earnings (loss)	988,906
$77,074,659
See Notes to Financial Statements.
76

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Investment Income (Loss)
Income:
Interest	$554,505	$9,688,557
Securities lending, net	—	10,295
	554,505	9,698,852

Expenses:
Management fees	41,820	515,421
Trustees' fees and expenses	255	—
Other expenses	—	2,311
	42,075	517,732

Net investment income (loss)	512,430	9,181,120

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(134,178)	(225,220)
Futures contract transactions	596	(1,368,562)
	(133,582)	(1,593,782)

Change in net unrealized appreciation (depreciation) on:
Investments	(48,218)	(2,745,291)
Futures contracts	(190)	324,924
	(48,408)	(2,420,367)

Net realized and unrealized gain (loss)	(181,990)	(4,014,149)

Net Increase (Decrease) in Net Assets Resulting from Operations	$330,440	$5,166,971

See Notes to Financial Statements.
77

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Investment Income (Loss)
Income:
Interest	$9,565,290	$1,660,938

Expenses:
Management fees	725,179	77,893
Other expenses	581	—
	725,760	77,893

Net investment income (loss)	8,839,530	1,583,045

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(541,212)	9,884
Futures contract transactions	(46,971)	(104,523)
	(588,183)	(94,639)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,843,681)	68,639
Futures contracts	(2,864)	11,230
	(1,846,545)	79,869

Net realized and unrealized gain (loss)	(2,434,728)	(14,770)

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,404,802	$1,568,275

See Notes to Financial Statements.
78

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Multisector Income ETF	Select High Yield ETF
Investment Income (Loss)
Income:
Interest	$5,663,458	$1,070,184
Dividends	66,299	—
Securities lending, net	6,476	8,150
	5,736,233	1,078,334

Expenses:
Management fees	321,427	76,901
Other expenses	14,954	—
	336,381	76,901

Net investment income (loss)	5,399,852	1,001,433

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,500,050	(77,574)
Futures contract transactions	(1,368,830)	—
Swap agreement transactions	128,790	—
Foreign currency translation transactions	(103)	—
	259,907	(77,574)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,747,835)	22,158
Futures contracts	475,543	—
Swap agreements	83,312	—
Translation of assets and liabilities in foreign currencies	(5)	—
	(1,188,985)	22,158

Net realized and unrealized gain (loss)	(929,078)	(55,416)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,470,774	$946,017

See Notes to Financial Statements.
79

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
Short Duration Strategic Income ETF
Investment Income (Loss)
Income:
Interest	$1,847,642
Dividends	14,973
Securities lending, net	1,171
1,863,786

Expenses:
Management fees	106,938
Other expenses	388
107,326

Net investment income (loss)	1,756,460

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	218,479
Futures contract transactions	(149,921)
Swap agreement transactions	(29,624)
38,934

Change in net unrealized appreciation (depreciation) on:
Investments	(149,164)
Futures contracts	49,295
Swap agreements	13,331
(86,538)

Net realized and unrealized gain (loss)	(47,604)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,708,856

See Notes to Financial Statements.
80

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	California Municipal Bond ETF		Diversified Corporate Bond ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024(1)	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$512,430	$74,746	$9,181,120	$12,174,854
Net realized gain (loss)	(133,582)	(4,763)	(1,593,782)	1,253,473
Change in net unrealized appreciation (depreciation)	(48,408)	43,731	(2,420,367)	10,211,555
Net increase (decrease) in net assets resulting from operations	330,440	113,714	5,166,971	23,639,882

Distributions to Shareholders
From earnings	(482,945)	—	(8,684,450)	(11,800,430)

Capital Share Transactions
Proceeds from shares sold	10,112,970	22,564,365	105,963,381	145,618,445
Payments for shares redeemed	—	—	(4,617,630)	(75,831,635)
Other capital	18,203	40,616	3,464	6,765
Net increase (decrease) in net assets from capital share transactions	10,131,173	22,604,981	101,349,215	69,793,575

Net increase (decrease) in net assets	9,978,668	22,718,695	97,831,736	81,633,027

Net Assets
Beginning of period	22,718,695	—	294,962,213	213,329,186
End of period	$32,697,363	$22,718,695	$392,793,949	$294,962,213

Transactions in Shares of the Funds
Sold	200,000	450,000	2,250,000	3,150,000
Redeemed	—	—	(100,000)	(1,650,000)
Net increase (decrease) in shares of the funds	200,000	450,000	2,150,000	1,500,000
(1)July 16, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
81

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Diversified Municipal Bond ETF		Multisector Floating Income ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$8,839,530	$13,592,900	$1,583,045	$1,815,877
Net realized gain (loss)	(588,183)	(3,704,897)	(94,639)	112,659
Change in net unrealized appreciation (depreciation)	(1,846,545)	15,942,754	79,869	(14,566)
Net increase (decrease) in net assets resulting from operations	6,404,802	25,830,757	1,568,275	1,913,970

Distributions to Shareholders
From earnings	(8,595,435)	(13,106,495)	(1,763,065)	(1,628,885)

Capital Share Transactions
Proceeds from shares sold	50,716,605	127,993,660	—	37,872,675
Payments for shares redeemed	—	(2,503,870)	—	—
Other capital	92,411	148,643	—	102,256
Net increase (decrease) in net assets from capital share transactions	50,809,016	125,638,433	—	37,974,931

Net increase (decrease) in net assets	48,618,383	138,362,695	(194,790)	38,260,016

Net Assets
Beginning of period	478,560,420	340,197,725	58,512,039	20,252,023
End of period	$527,178,803	$478,560,420	$58,317,249	$58,512,039

Transactions in Shares of the Funds
Sold	1,000,000	2,550,000	—	750,000
Redeemed	—	(50,000)	—	—
Net increase (decrease) in shares of the funds	1,000,000	2,500,000	—	750,000

See Notes to Financial Statements.
82

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Multisector Income ETF		Select High Yield ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$5,399,852	$10,379,256	$1,001,433	$1,887,553
Net realized gain (loss)	259,907	762,127	(77,574)	(872,915)
Change in net unrealized appreciation (depreciation)	(1,188,985)	6,647,873	22,158	2,400,327
Net increase (decrease) in net assets resulting from operations	4,470,774	17,789,256	946,017	3,414,965

Distributions to Shareholders
From earnings	(5,765,585)	(10,316,970)	(1,007,625)	(1,906,860)

Capital Share Transactions
Proceeds from shares sold	6,531,120	48,475,385	—	2,227,325
Payments for shares redeemed	(2,205,680)	(27,098,820)	—	—
Other capital	321	66,225	—	208
Net increase (decrease) in net assets from capital share transactions	4,325,761	21,442,790	—	2,227,533

Net increase (decrease) in net assets	3,030,950	28,915,076	(61,608)	3,735,638

Net Assets
Beginning of period	188,555,724	159,640,648	34,713,324	30,977,686
End of period	$191,586,674	$188,555,724	$34,651,716	$34,713,324

Transactions in Shares of the Funds
Sold	150,000	1,150,000	—	50,000
Redeemed	(50,000)	(650,000)	—	—
Net increase (decrease) in shares of the funds	100,000	500,000	—	50,000

See Notes to Financial Statements.

83

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Short Duration Strategic Income ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,756,460	$2,087,888
Net realized gain (loss)	38,934	330,698
Change in net unrealized appreciation (depreciation)	(86,538)	672,613
Net increase (decrease) in net assets resulting from operations	1,708,856	3,091,199

Distributions to Shareholders
From earnings	(1,833,685)	(2,050,610)

Capital Share Transactions
Proceeds from shares sold	23,062,305	22,793,965
Payments for shares redeemed	—	(5,103,230)
Other capital	11,102	25,210
Net increase (decrease) in net assets from capital share transactions	23,073,407	17,715,945

Net increase (decrease) in net assets	22,948,578	18,756,534

Net Assets
Beginning of period	54,126,081	35,369,547
End of period	$77,074,659	$54,126,081

Transactions in Shares of the Funds
Sold	450,000	450,000
Redeemed	—	(100,000)
Net increase (decrease) in shares of the funds	450,000	350,000

See Notes to Financial Statements.
84

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century California Municipal Bond ETF (California Municipal Bond ETF), American Century Diversified Corporate Bond ETF (Diversified Corporate Bond ETF), American Century Diversified Municipal Bond ETF (Diversified Municipal Bond ETF), American Century Multisector Floating Income ETF (Multisector Floating Income ETF), American Century Multisector Income ETF (Multisector Income ETF), American Century Select High Yield ETF (Select High Yield ETF) and American Century Short Duration Strategic Income ETF (Short Duration Strategic Income ETF) (collectively, the funds) are seven funds in a series issued by the trust. California Municipal Bond ETF’s investment objective is to seek high current income that is exempt from federal and California income taxes. Diversified Corporate Bond ETF’s investment objective is to seek to provide current income. Diversified Municipal Bond ETF’s investment objective is to seek current income that is exempt from federal income tax. Multisector Floating Income ETF's investment objective is to seek income. As a secondary objective, Multisector Floating Income ETF seeks long-term capital appreciation. Multisector Income ETF's investment objective is to seek to provide a high level of current income and total return. Select High Yield ETF's investment objective is to seek to provide high current income. Short Duration Strategic Income ETF's investment objective is to seek income. As a secondary objective, Short Duration Strategic Income ETF seeks long-term capital appreciation. Shares of Short Duration Strategic Income ETF are listed for trading on The Nasdaq Stock Market LLC. Shares of the remaining funds are listed for trading on the NYSE Arca, Inc. California Municipal Bond ETF incepted on July 16, 2024.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

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If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.
86

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Diversified Corporate Bond ETF
Corporate Bonds	$7,959,903	—	—	—	$7,959,903
Gross amount of recognized liabilities for securities lending transactions					$7,959,903
Multisector Income ETF
Corporate Bonds	$1,192,005	—	—	—	$1,192,005
Gross amount of recognized liabilities for securities lending transactions					$1,192,005
Select High Yield ETF
Corporate Bonds	$1,224,025	—	—	—	$1,224,025
Gross amount of recognized liabilities for securities lending transactions					$1,224,025
Short Duration Strategic Income ETF
Corporate Bonds	$74,054	—	—	—	$74,054
Preferred Stocks	216,576	—	—	—	216,576
Total Borrowings	$290,630	—	—	—	$290,630
Gross amount of recognized liabilities for securities lending transactions					$290,630
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 15%, 39% and 13% of the shares of Diversified Corporate Bond ETF, Multisector Income ETF and Short Duration Strategic Income ETF, respectively. ACIM owns 83% and 25% of the shares of Multisector Floating Income ETF and Short Duration Strategic Income ETF, respectively. Various funds issued by American Century California Tax-Free and Municipal Funds own, in aggregate, 43% of the shares of California Municipal Bond ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for Select High Yield ETF. NCRAM is responsible for making investment recommendations for the fund, subject to the oversight of the Board of Trustees and general supervision of the investment advisor and in accordance with the investment objective, polices and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
California Municipal Bond ETF	0.27%
Diversified Corporate Bond ETF	0.29%
Diversified Municipal Bond ETF	0.29%
Multisector Floating Income ETF	0.27%
Multisector Income ETF	0.35%
Select High Yield ETF	0.45%
Short Duration Strategic Income ETF	0.32%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

87

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2025 were as follows:

	California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Purchases of U.S. Treasury and Government Agency obligations	—	$6,872,148	—
Purchases of other investment securities	$16,881,900	$278,086,350	$95,951,025
Total Purchases	$16,881,900	$284,958,498	$95,951,025

Sales of U.S. Treasury and Government Agency obligations	—	$10,261,313	—
Sales of other investment securities	$5,348,704	$275,645,726	$44,886,854
Total Sales	$5,348,704	$285,907,039	$44,886,854

	Multisector Floating Income ETF	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$5,418,134	$39,452,956	—	$28,119,348
Purchases of other investment securities	$18,294,855	$118,646,506	$8,089,173	$36,730,586
Total Purchases	$23,712,989	$158,099,462	$8,089,173	$64,849,934

Sales of U.S. Treasury and Government Agency obligations	$2,105,916	$49,254,479	—	$40,003,685
Sales of other investment securities	$16,420,035	$107,844,628	$8,056,169	$21,461,032
Total Sales	$18,525,951	$157,099,107	$8,056,169	$61,464,717

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$103,270,456	$4,439,387	$62,107
Multisector Income ETF	$6,335,197	$2,160,341	$37,063
Short Duration Strategic Income ETF	$19,816,327	—	—
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
88

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

California Municipal Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$32,478,139	—
Short-Term Investments	$78,233	—	—
	$78,233	$32,478,139	—

Diversified Corporate Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$358,517,770	—
Preferred Stocks	—	15,882,632	—
U.S. Treasury Securities	—	2,056,646	—
Short-Term Investments	$25,247,076	—	—
	$25,247,076	$376,457,048	—
Other Financial Instruments
Futures Contracts	$158,747	—	—

Diversified Municipal Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$522,659,052	—
Short-Term Investments	$1,466,703	—	—
	$1,466,703	$522,659,052	—

Multisector Floating Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$18,248,676	—
Asset-Backed Securities	—	15,181,778	—
Commercial Mortgage-Backed Securities	—	10,554,244	—
Collateralized Mortgage Obligations	—	4,829,081	—
U.S. Treasury Securities	—	3,887,793	—
Short-Term Investments	$2,635,324	4,644,970	—
	$2,635,324	$57,346,542	—
89

Multisector Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$93,566,010	—
Preferred Stocks	—	27,078,820	—
U.S. Government Agency Mortgage-Backed Securities	—	20,175,712	—
Asset-Backed Securities	—	11,372,467	—
Collateralized Loan Obligations	—	10,686,585	—
Collateralized Mortgage Obligations	—	10,580,318	—
U.S. Treasury Securities	—	5,179,495	—
Commercial Mortgage-Backed Securities	—	4,244,587	—
Exchange-Traded Funds	$3,662,923	—	—
Bank Loan Obligations	—	2,024,134	—
Sovereign Governments and Agencies	—	2,012,168	—
Short-Term Investments	4,161,371	—	—
	$7,824,294	$186,920,296	—
Other Financial Instruments
Futures Contracts	$237,871	—	—
Swap Agreements	—	$578,061	—
	$237,871	$578,061	—

Liabilities
Other Financial Instruments
Futures Contracts	$21,820	—	—

Select High Yield ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$33,387,328	—
Short-Term Investments	$2,061,451	—	—
	$2,061,451	$33,387,328	—
90

Short Duration Strategic Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$40,033,908	—
U.S. Treasury Securities	—	8,907,699	—
Preferred Stocks	—	8,234,078	—
Collateralized Mortgage Obligations	—	7,301,817	—
Collateralized Loan Obligations	—	3,392,060	—
Asset-Backed Securities	—	3,099,900	—
Commercial Mortgage-Backed Securities	—	2,960,705	—
Exchange-Traded Funds	$712,181	—	—
Bank Loan Obligations	—	485,786	—
Short-Term Investments	1,991,607	—	—
	$2,703,788	$74,415,953	—
Other Financial Instruments
Futures Contracts	$57,952	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$22,580	—	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Multisector Income ETF	$6,510,000
Short Duration Strategic Income ETF	$505,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.
91

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
California Municipal Bond ETF	$413,531	$115,615
Diversified Corporate Bond ETF	$65,509,402	$5,012,119
Diversified Municipal Bond ETF	$15,245,789	$2,852,099
Multisector Floating Income ETF	$8,124,549	—
Multisector Income ETF	$82,264,339	$4,945,047
Short Duration Strategic Income ETF	$27,767,867	$4,617,854

Value of Derivative Instruments as of February 28, 2025

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Diversified Corporate Bond ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	$149,923	Payable for variation margin on futures contracts*	—
Multisector Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	$11,779	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	183,692	Payable for variation margin on futures contracts*	—
		$195,471		—
Short Duration Strategic Income ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	$28,868	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.
92

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
California Municipal Bond ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$596	Change in net unrealized appreciation (depreciation) on futures contracts	$(190)
Diversified Corporate Bond ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(1,368,562)	Change in net unrealized appreciation (depreciation) on futures contracts	$324,924
Diversified Municipal Bond ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(46,971)	Change in net unrealized appreciation (depreciation) on futures contracts	$(2,864)
Multisector Floating Income ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(104,523)	Change in net unrealized appreciation (depreciation) on futures contracts	$11,230
Multisector Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$128,790	Change in net unrealized appreciation (depreciation) on swap agreements	$83,312
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,368,830)	Change in net unrealized appreciation (depreciation) on futures contracts	475,543
		$(1,240,040)		$558,855
Short Duration Strategic Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(29,624)	Change in net unrealized appreciation (depreciation) on swap agreements	$13,331
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(149,921)	Change in net unrealized appreciation (depreciation) on futures contracts	49,295
		$(179,545)		$62,626

8. Risk Factors

California Municipal Bond ETF focuses its investments in a single state and therefore may have more exposure to credit risk related to the state of California than a fund with a broader geographical diversification. The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The funds may invest in high-yield and lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

93

As of period end, the components of investments for federal income tax purposes were as follows:

	California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Federal tax cost of investments	$32,561,049	$397,642,476	$520,928,483
Gross tax appreciation of investments	$150,665	$4,473,143	$7,310,525
Gross tax depreciation of investments	(155,342)	(411,495)	(4,113,253)
Net tax appreciation (depreciation) of investments	$(4,677)	$4,061,648	$3,197,272

	Multisector Floating Income ETF	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Federal tax cost of investments	$59,854,845	$192,193,404	$35,852,406	$76,449,338
Gross tax appreciation of investments	$144,573	$3,324,294	$429,081	$743,980
Gross tax depreciation of investments	(17,552)	(773,108)	(832,708)	(73,577)
Net tax appreciation (depreciation) of investments	$127,021	$2,551,186	$(403,627)	$670,403

For Diversified Corporate Bond ETF, Diversified Municipal Bond ETF, Multisector Income ETF, Select High Yield ETF and Short Duration Strategic Income ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for California Municipal Bond ETF and Multisector Floating Income ETF.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
California Municipal Bond ETF	$(4,573)	—
Diversified Corporate Bond ETF	$(10,259,725)	$(7,989,177)
Diversified Municipal Bond ETF	$(7,736,099)	$(7,829,139)
Multisector Income ETF	$(8,924,215)	$(7,877,196)
Select High Yield ETF	$(732,405)	$(1,239,981)
94

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
California Municipal Bond ETF
2025(4)	$50.49	0.82	(0.23)	0.59	(0.81)	0.03	$50.30	1.23%	0.27%	3.31%	19%	$32,697
2024(5)	$50.00	0.21	0.17	0.38	—	0.11	$50.49	0.98%	0.27%	3.25%	5%	$22,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)July 16, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2025(4)	$47.57	1.19	(0.56)	0.63	(1.16)	—	(1.16)	0.00(5)	$47.04	1.35%	0.29%	5.16%	82%	$392,794
2024	$45.39	2.34	2.14	4.48	(2.30)	—	(2.30)	0.00(5)	$47.57	10.26%	0.29%	5.12%	198%	$294,962
2023	$46.35	1.91	(1.08)	0.83	(1.79)	—	(1.79)	0.00(5)	$45.39	1.85%	0.29%	4.18%	163%	$213,329
2022	$52.70	1.08	(6.45)	(5.37)	(0.98)	—	(0.98)	0.00(5)	$46.35	(10.30)%	0.29%	2.18%	181%	$143,685
2021	$52.72	0.93	0.66	1.59	(1.39)	(0.22)	(1.61)	0.00(5)	$52.70	3.08%	0.29%	1.77%	182%	$152,828
2020	$51.38	1.28	1.47	2.75	(1.40)	(0.03)	(1.43)	0.02	$52.72	5.48%	0.29%	2.50%	174%	$121,260

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2025(4)	$50.91	0.88	(0.24)	0.64	(0.87)	0.01	$50.69	1.29%	0.29%	3.53%	9%	$527,179
2024	$49.30	1.69	1.54	3.23	(1.64)	0.02	$50.91	6.75%	0.29%	3.38%	25%	$478,560
2023	$49.81	1.39	(0.57)	0.82	(1.34)	0.01	$49.30	1.70%	0.29%	2.82%	28%	$340,198
2022	$55.48	0.89	(5.76)	(4.87)	(0.82)	0.02	$49.81	(8.82)%	0.29%	1.70%	46%	$276,446
2021	$53.61	1.00	1.83	2.83	(1.05)	0.09	$55.48	5.50%	0.29%	1.82%	14%	$163,663
2020	$53.37	1.19	0.11	1.30	(1.15)	0.09	$53.61	2.66%	0.29%	2.26%	23%	$67,018

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Floating Income ETF
2025(4)	$50.88	1.38	(0.02)	1.36	(1.48)	(0.05)	(1.53)	—	$50.71	2.72%	0.27%	5.48%	38%	$58,317
2024	$50.63	3.13	0.09	3.22	(3.15)	—	(3.15)	0.18	$50.88	6.99%	0.27%	6.18%	98%	$58,512
2023(5)	$50.00	1.41	0.19	1.60	(1.11)	—	(1.11)	0.14	$50.63	3.51%	0.28%	6.02%	24%	$20,252

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)March 14, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Income ETF
2025(4)	$44.37	1.27	(0.24)	1.03	(1.36)	0.00(5)	$44.04	2.41%	0.37%	5.87%	85%	$191,587
2024	$42.57	2.46	1.78	4.24	(2.46)	0.02	$44.37	10.44%	0.36%	5.74%	147%	$188,556
2023	$43.99	2.19	(1.52)	0.67	(2.11)	0.02	$42.57	1.63%	0.35%	5.10%	174%	$159,641
2022	$50.24	1.67	(6.41)	(4.74)	(1.53)	0.02	$43.99	(9.60)%	0.35%	3.55%	147%	$114,363
2021(6)	$50.00	0.27	0.02	0.29	(0.13)	0.08	$50.24	0.75%	0.35%	3.08%	75%	$82,904

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Select High Yield ETF
2025(4)	$46.28	1.34	(0.08)	1.26	(1.34)	—	$46.20	2.78%	0.45%	5.85%	24%	$34,652
2024	$44.25	2.56	2.07	4.63	(2.60)	0.00(5)	$46.28	10.89%	0.45%	5.72%	30%	$34,713
2023	$43.54	2.24	0.77	3.01	(2.30)	0.00(5)	$44.25	7.14%	0.45%	5.15%	18%	$30,978
2022(6)	$50.00	1.58	(6.54)	(4.96)	(1.51)	0.01	$43.54	(10.04)%	0.45%	4.32%	12%	$30,481

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)November 16, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Short Duration Strategic Income ETF
2025(4)	$51.55	1.33	(0.08)	1.25	(1.43)	0.01	$51.38	2.50%	0.32%	5.25%	94%	$77,075
2024	$50.53	2.78	1.07	3.85	(2.86)	0.03	$51.55	7.98%	0.32%	5.49%	207%	$54,126
2023(5)	$50.00	2.38	—(6)	2.38	(1.93)	0.08	$50.53	4.98%	0.32%	5.28%	195%	$35,370

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)October 11, 2022 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2025

American Century® Focused Dynamic Growth ETF (FDG)
American Century® Focused Large Cap Value ETF (FLV)
American Century® Large Cap Equity ETF (ACLC)
American Century® Large Cap Growth ETF (ACGR)
American Century® Mid Cap Growth Impact ETF (MID)

Schedules of Investments

FEBRUARY 28, 2025 (UNAUDITED)

Focused Dynamic Growth ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.0%
Rocket Lab USA, Inc.(1)(2)	260,842	$5,344,652
Automobiles — 5.9%
Tesla, Inc.(1)	55,168	16,163,121
Beverages — 1.7%
Boston Beer Co., Inc., Class A(1)	2,523	615,032
Constellation Brands, Inc., Class A	23,354	4,098,627
		4,713,659
Biotechnology — 9.5%
Alnylam Pharmaceuticals, Inc.(1)	31,162	7,689,223
Argenx SE, ADR(1)	7,280	4,547,598
Ascendis Pharma AS, ADR(1)	31,967	5,005,393
Blueprint Medicines Corp.(1)	32,682	3,156,101
Regeneron Pharmaceuticals, Inc.	7,931	5,541,707
		25,940,022
Broadline Retail — 9.1%
Amazon.com, Inc.(1)	116,945	24,825,084
Capital Markets — 0.4%
S&P Global, Inc.	1,837	980,480
Energy Equipment and Services — 1.2%
Cactus, Inc., Class A	62,271	3,271,718
Entertainment — 4.6%
Netflix, Inc.(1)	11,475	11,251,926
Spotify Technology SA(1)	2,211	1,344,310
		12,596,236
Financial Services — 7.6%
Block, Inc.(1)	72,666	4,745,090
Mastercard, Inc., Class A	19,558	11,271,471
Visa, Inc., Class A	12,650	4,588,281
		20,604,842
Health Care Equipment and Supplies — 2.7%
Intuitive Surgical, Inc.(1)	12,591	7,216,532
Hotels, Restaurants and Leisure — 4.3%
Cava Group, Inc.(1)	11,103	1,055,118
Chipotle Mexican Grill, Inc.(1)	140,498	7,582,677
DoorDash, Inc., Class A(1)	14,716	2,920,243
		11,558,038
Insurance — 0.9%
Kinsale Capital Group, Inc.	5,534	2,389,858
Interactive Media and Services — 11.0%
Alphabet, Inc., Class C	80,884	13,929,843
Meta Platforms, Inc., Class A	23,676	15,820,303
		29,750,146
IT Services — 4.0%
Okta, Inc.(1)	40,729	3,685,567
Shopify, Inc., Class A(1)	64,111	7,180,432
		10,865,999
Machinery — 1.0%
Westinghouse Air Brake Technologies Corp.	14,363	2,662,326
2

Focused Dynamic Growth ETF
	Shares	Value
Pharmaceuticals — 0.5%
Structure Therapeutics, Inc., ADR(1)(2)	53,970	$1,281,787
Professional Services — 1.9%
Paylocity Holding Corp.(1)	15,966	3,261,694
Verisk Analytics, Inc.	6,767	2,009,190
		5,270,884
Semiconductors and Semiconductor Equipment — 15.9%
ARM Holdings PLC, ADR(1)(2)	20,463	2,694,772
Monolithic Power Systems, Inc.	3,157	1,928,959
NVIDIA Corp.	301,639	37,680,744
ON Semiconductor Corp.(1)	18,014	847,559
		43,152,034
Software — 15.5%
Cadence Design Systems, Inc.(1)	28,225	7,070,363
DocuSign, Inc.(1)	45,978	3,823,990
HubSpot, Inc.(1)	8,622	6,242,242
Microsoft Corp.	33,183	13,173,319
Salesforce, Inc.	39,653	11,810,646
		42,120,560
TOTAL COMMON STOCKS (Cost $175,686,609)		270,707,978
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	765,048	765,048
State Street Navigator Securities Lending Government Money Market Portfolio(3)	465,842	465,842
TOTAL SHORT-TERM INVESTMENTS (Cost $1,230,890)		1,230,890
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $176,917,499)		271,938,868
OTHER ASSETS AND LIABILITIES — (0.2)%		(512,451)
TOTAL NET ASSETS — 100.0%		$271,426,417

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,461,752. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,496,844, which includes securities collateral of $6,031,002.

See Notes to Financial Statements.
3

FEBRUARY 28, 2025 (UNAUDITED)

Focused Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 98.6%
Aerospace and Defense — 1.6%
RTX Corp.	27,867	$3,706,032
Air Freight and Logistics — 2.8%
United Parcel Service, Inc., Class B	55,102	6,558,791
Banks — 7.3%
JPMorgan Chase & Co.	34,476	9,124,073
Truist Financial Corp.	175,694	8,143,417
		17,267,490
Beverages — 2.2%
Anheuser-Busch InBev SA, ADR(1)	88,028	5,267,596
Capital Markets — 6.8%
Bank of New York Mellon Corp.	50,631	4,503,627
Blackrock, Inc.	6,343	6,202,059
Charles Schwab Corp.	66,044	5,252,479
		15,958,165
Communications Equipment — 3.4%
Cisco Systems, Inc.	74,145	4,753,436
F5, Inc.(2)	10,830	3,167,017
		7,920,453
Construction Materials — 1.5%
CRH PLC	33,665	3,451,336
Containers and Packaging — 2.0%
Graphic Packaging Holding Co.	174,908	4,666,545
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	89,859	3,872,923
Electric Utilities — 4.0%
Duke Energy Corp.	80,623	9,472,396
Electrical Equipment — 1.5%
Rockwell Automation, Inc.	12,474	3,581,909
Electronic Equipment, Instruments and Components — 1.9%
TE Connectivity PLC	29,917	4,608,116
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(2)	10,192	5,236,955
Food Products — 4.0%
General Mills, Inc.	62,788	3,806,208
Mondelez International, Inc., Class A	87,729	5,634,834
		9,441,042
Gas Utilities — 2.0%
Atmos Energy Corp.	31,753	4,830,584
Ground Transportation — 3.3%
Norfolk Southern Corp.	31,674	7,783,886
Health Care Equipment and Supplies — 9.4%
Becton Dickinson & Co.	26,151	5,897,835
Medtronic PLC	87,851	8,084,049
Zimmer Biomet Holdings, Inc.	78,240	8,161,997
		22,143,881
Health Care Providers and Services — 2.7%
Henry Schein, Inc.(2)	58,331	4,209,748
UnitedHealth Group, Inc.	4,341	2,061,802
		6,271,550
Household Products — 1.6%
Kimberly-Clark Corp.	26,750	3,798,768
4

Focused Large Cap Value ETF
	Shares	Value
Insurance — 5.1%
Allstate Corp.	20,062	$3,995,347
Marsh & McLennan Cos., Inc.	13,891	3,303,836
Reinsurance Group of America, Inc.	23,374	4,737,676
		12,036,859
Life Sciences Tools and Services — 1.8%
IQVIA Holdings, Inc.(2)	22,798	4,304,262
Oil, Gas and Consumable Fuels — 7.1%
Exxon Mobil Corp.	61,432	6,839,225
ONEOK, Inc.	74,640	7,493,110
TotalEnergies SE, ADR	42,315	2,548,632
		16,880,967
Personal Care Products — 8.8%
Estee Lauder Cos., Inc., Class A	55,255	3,973,387
Kenvue, Inc.	293,628	6,929,621
Unilever PLC, ADR	175,029	9,906,641
		20,809,649
Pharmaceuticals — 8.7%
Johnson & Johnson	107,748	17,780,575
Sanofi SA, ADR	52,056	2,835,490
		20,616,065
Semiconductors and Semiconductor Equipment — 3.6%
Analog Devices, Inc.	26,718	6,146,743
ON Semiconductor Corp.(2)	51,527	2,424,345
		8,571,088
Specialized REITs — 1.7%
American Tower Corp.	19,147	3,937,006
TOTAL COMMON STOCKS (Cost $204,014,624)		232,994,314
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,463,491	2,463,491
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,960,980	1,960,980
TOTAL SHORT-TERM INVESTMENTS (Cost $4,424,471)		4,424,471
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $208,439,095)		237,418,785
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,244,541)
TOTAL NET ASSETS — 100.0%		$236,174,244

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,915,837. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,960,980.

See Notes to Financial Statements.
5

FEBRUARY 28, 2025 (UNAUDITED)

Large Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.3%
Lockheed Martin Corp.	1,409	$634,571
Air Freight and Logistics — 0.4%
FedEx Corp.	3,145	826,821
Automobiles — 1.4%
Tesla, Inc.(1)	10,637	3,116,428
Banks — 3.8%
Bank of America Corp.	51,989	2,396,693
JPMorgan Chase & Co.	14,572	3,856,480
Regions Financial Corp.	81,533	1,933,147
		8,186,320
Beverages — 1.2%
PepsiCo, Inc.	16,629	2,552,053
Biotechnology — 1.9%
AbbVie, Inc.	10,657	2,227,633
Amgen, Inc.	2,276	701,144
Vertex Pharmaceuticals, Inc.(1)	2,325	1,115,512
		4,044,289
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	38,557	8,184,880
Building Products — 1.2%
Johnson Controls International PLC	29,004	2,484,483
Capital Markets — 4.9%
Ameriprise Financial, Inc.	2,860	1,536,678
Blackrock, Inc.	1,421	1,389,425
Intercontinental Exchange, Inc.	6,918	1,198,405
KKR & Co., Inc.	9,179	1,244,581
Morgan Stanley	20,244	2,694,679
S&P Global, Inc.	4,723	2,520,854
		10,584,622
Chemicals — 1.8%
Ecolab, Inc.	5,946	1,599,533
Linde PLC	5,015	2,342,256
		3,941,789
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	11,674	1,086,266
Motorola Solutions, Inc.	3,650	1,606,803
		2,693,069
Consumer Finance — 0.8%
American Express Co.	5,491	1,652,571
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	1,689	1,771,103
Sysco Corp.	22,093	1,668,905
		3,440,008
Containers and Packaging — 0.4%
Ball Corp.	15,792	832,080
Distributors — 0.4%
LKQ Corp.	22,625	954,549
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	34,207	1,474,322
Electric Utilities — 1.4%
NextEra Energy, Inc.	44,435	3,118,004
6

Large Cap Equity ETF
	Shares	Value
Electrical Equipment — 1.1%
Eaton Corp. PLC	6,148	$1,803,331
GE Vernova, Inc.	1,761	590,252
		2,393,583
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	5,287	942,143
Energy Equipment and Services — 1.0%
Schlumberger NV	54,079	2,252,931
Entertainment — 0.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,814	367,784
Netflix, Inc.(1)	1,315	1,289,436
		1,657,220
Financial Services — 3.3%
Block, Inc.(1)	9,656	630,537
Mastercard, Inc., Class A	7,424	4,278,526
Visa, Inc., Class A	5,906	2,142,165
		7,051,228
Ground Transportation — 1.6%
Saia, Inc.(1)	722	295,616
Uber Technologies, Inc.(1)	19,047	1,447,762
Union Pacific Corp.	7,279	1,795,657
		3,539,035
Health Care Equipment and Supplies — 1.4%
IDEXX Laboratories, Inc.(1)	2,793	1,220,848
Intuitive Surgical, Inc.(1)	2,966	1,699,963
		2,920,811
Health Care Providers and Services — 2.4%
Cigna Group	5,612	1,733,266
UnitedHealth Group, Inc.	7,280	3,457,709
		5,190,975
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., Class A(1)	3,072	426,609
Booking Holdings, Inc.	189	948,026
Chipotle Mexican Grill, Inc.(1)	24,683	1,332,141
Hilton Worldwide Holdings, Inc.	6,256	1,657,590
		4,364,366
Household Products — 2.1%
Church & Dwight Co., Inc.	8,035	893,492
Colgate-Palmolive Co.	9,081	827,915
Procter & Gamble Co.	15,488	2,692,434
		4,413,841
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	6,912	1,471,496
Industrial REITs — 1.1%
Prologis, Inc.	19,570	2,425,114
Insurance — 2.5%
Marsh & McLennan Cos., Inc.	5,460	1,298,606
MetLife, Inc.	15,499	1,335,704
Progressive Corp.	6,411	1,807,902
Prudential Financial, Inc.	8,777	1,010,233
		5,452,445
Interactive Media and Services — 6.7%
Alphabet, Inc., Class A	48,436	8,247,682
7

Large Cap Equity ETF
	Shares	Value
Meta Platforms, Inc., Class A	9,235	$6,170,827
		14,418,509
IT Services — 2.3%
Accenture PLC, Class A	5,605	1,953,342
International Business Machines Corp.	8,802	2,221,977
MongoDB, Inc.(1)	2,683	717,515
		4,892,834
Leisure Products — 0.3%
YETI Holdings, Inc.(1)	17,827	635,354
Life Sciences Tools and Services — 2.1%
Agilent Technologies, Inc.	6,245	798,860
Danaher Corp.	9,899	2,056,616
Thermo Fisher Scientific, Inc.	3,029	1,602,220
		4,457,696
Machinery — 2.8%
Cummins, Inc.	5,342	1,966,818
Deere & Co.	2,351	1,130,337
Parker-Hannifin Corp.	2,212	1,478,744
Xylem, Inc.	10,375	1,357,984
		5,933,883
Oil, Gas and Consumable Fuels — 1.5%
Cheniere Energy, Inc.	5,712	1,305,535
ConocoPhillips	10,244	1,015,692
EOG Resources, Inc.	7,683	975,280
		3,296,507
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	8,998	536,461
Eli Lilly & Co.	3,430	3,157,761
Merck & Co., Inc.	11,095	1,023,514
Novo Nordisk AS, ADR	12,196	1,105,567
Zoetis, Inc.	9,578	1,601,825
		7,425,128
Semiconductors and Semiconductor Equipment — 10.7%
Analog Devices, Inc.	10,908	2,509,494
Applied Materials, Inc.	5,031	795,250
ARM Holdings PLC, ADR(1)	3,184	419,301
ASML Holding NV, NY Shares	1,657	1,174,946
Broadcom, Inc.	24,511	4,888,229
NVIDIA Corp.	104,783	13,089,492
		22,876,712
Software — 10.9%
Cadence Design Systems, Inc.(1)	8,070	2,021,535
Crowdstrike Holdings, Inc., Class A(1)	2,678	1,043,509
Dynatrace, Inc.(1)	14,661	839,342
Microsoft Corp.	40,341	16,014,974
Salesforce, Inc.	4,001	1,191,698
ServiceNow, Inc.(1)	845	785,647
Workday, Inc., Class A(1)	5,731	1,509,202
		23,405,907
Specialized REITs — 1.2%
Equinix, Inc.	2,750	2,487,705
Specialty Retail — 3.6%
CarMax, Inc.(1)	7,960	660,441
Home Depot, Inc.	8,662	3,435,349
8

Large Cap Equity ETF
	Shares	Value
TJX Cos., Inc.	18,826	$2,348,732
Tractor Supply Co.	21,885	1,211,335
		7,655,857
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	46,017	11,128,751
Textiles, Apparel and Luxury Goods — 0.2%
Deckers Outdoor Corp.(1)	3,899	543,365
Trading Companies and Distributors — 0.8%
Ferguson Enterprises, Inc.	4,475	794,313
United Rentals, Inc.	1,350	867,132
		1,661,445
TOTAL COMMON STOCKS (Cost $175,227,515)		213,615,700
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $817,152)	817,152	817,152
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $176,044,667)		214,432,852
OTHER ASSETS AND LIABILITIES — 0.1%		147,168
TOTAL NET ASSETS — 100.0%		$214,580,020

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
9

FEBRUARY 28, 2025 (UNAUDITED)

Large Cap Growth ETF
	Shares	Value
COMMON STOCKS — 99.7%
Air Freight and Logistics — 0.5%
FedEx Corp.	304	$79,922
Automobiles — 2.4%
Tesla, Inc.(1)	1,369	401,090
Beverages — 0.3%
PepsiCo, Inc.	378	58,012
Biotechnology — 1.5%
AbbVie, Inc.	759	158,654
Vertex Pharmaceuticals, Inc.(1)	183	87,801
		246,455
Broadline Retail — 6.0%
Amazon.com, Inc.(1)	4,500	955,260
eBay, Inc.	715	46,289
		1,001,549
Building Products — 1.0%
Trane Technologies PLC	379	134,052
Trex Co., Inc.(1)	551	33,991
		168,043
Capital Markets — 1.1%
Goldman Sachs Group, Inc.	61	37,960
KKR & Co., Inc.	499	67,659
S&P Global, Inc.	136	72,589
		178,208
Chemicals — 0.6%
Linde PLC	231	107,889
Commercial Services and Supplies — 0.2%
Copart, Inc.(1)	488	26,742
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	1,169	108,776
Motorola Solutions, Inc.	196	86,283
		195,059
Consumer Staples Distribution & Retail — 0.3%
Sysco Corp.	759	57,335
Distributors — 0.3%
Pool Corp.	123	42,681
Electrical Equipment — 0.6%
Eaton Corp. PLC	127	37,251
GE Vernova, Inc.	43	14,413
Vertiv Holdings Co., Class A	593	56,436
		108,100
Electronic Equipment, Instruments and Components — 0.3%
CDW Corp.	308	54,886
Energy Equipment and Services — 0.3%
Schlumberger NV	1,279	53,283
Entertainment — 1.5%
Netflix, Inc.(1)	254	249,062
Financial Services — 5.2%
Apollo Global Management, Inc.	511	76,277
Block, Inc.(1)	1,272	83,062
Mastercard, Inc., Class A	743	428,198
Visa, Inc., Class A	786	285,090
		872,627
10

Large Cap Growth ETF
	Shares	Value
Ground Transportation — 1.4%
Saia, Inc.(1)	56	$22,929
Uber Technologies, Inc.(1)	1,727	131,269
Union Pacific Corp.	299	73,760
		227,958
Health Care Equipment and Supplies — 0.6%
IDEXX Laboratories, Inc.(1)	236	103,158
Health Care Providers and Services — 0.8%
Cigna Group	269	83,081
Elevance Health, Inc.	60	23,813
UnitedHealth Group, Inc.	62	29,447
		136,341
Hotels, Restaurants and Leisure — 2.4%
Airbnb, Inc., Class A(1)	376	52,215
Booking Holdings, Inc.	22	110,352
Chipotle Mexican Grill, Inc.(1)	2,263	122,134
Hilton Worldwide Holdings, Inc.	442	117,113
		401,814
Insurance — 0.8%
Progressive Corp.	495	139,590
Interactive Media and Services — 11.4%
Alphabet, Inc., Class A	6,738	1,147,346
Meta Platforms, Inc., Class A	1,149	767,762
		1,915,108
IT Services — 1.3%
Accenture PLC, Class A	123	42,866
MongoDB, Inc.(1)	207	55,358
Okta, Inc.(1)	537	48,593
Snowflake, Inc., Class A(1)	382	67,652
		214,469
Leisure Products — 0.3%
YETI Holdings, Inc.(1)	1,447	51,571
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	589	75,345
West Pharmaceutical Services, Inc.	119	27,648
		102,993
Machinery — 0.5%
Parker-Hannifin Corp.	63	42,116
Xylem, Inc.	345	45,157
		87,273
Pharmaceuticals — 4.0%
Eli Lilly & Co.	492	452,950
Novo Nordisk AS, ADR	1,456	131,986
Zoetis, Inc.	467	78,101
		663,037
Professional Services — 0.7%
Automatic Data Processing, Inc.	353	111,259
Semiconductors and Semiconductor Equipment — 16.1%
Analog Devices, Inc.	359	82,592
Applied Materials, Inc.	604	95,474
ARM Holdings PLC, ADR(1)	252	33,186
ASML Holding NV, NY Shares	118	83,671
Broadcom, Inc.	3,129	624,017
NVIDIA Corp.	13,887	1,734,764
11

Large Cap Growth ETF
	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	219	$39,536
		2,693,240
Software — 20.8%
Adobe, Inc.(1)	335	146,918
AppLovin Corp., Class A(1)	96	31,271
Atlassian Corp., Class A(1)	73	20,751
Cadence Design Systems, Inc.(1)	587	147,043
Crowdstrike Holdings, Inc., Class A(1)	211	82,218
Datadog, Inc., Class A(1)	467	54,429
Dynatrace, Inc.(1)	911	52,155
HubSpot, Inc.(1)	38	27,512
Intuit, Inc.	80	49,107
Microsoft Corp.	5,388	2,138,982
Palantir Technologies, Inc., Class A(1)	668	56,726
Palo Alto Networks, Inc.(1)	551	104,927
Salesforce, Inc.	545	162,328
ServiceNow, Inc.(1)	304	282,647
Workday, Inc., Class A(1)	496	130,617
		3,487,631
Specialized REITs — 0.5%
Equinix, Inc.	93	84,130
Specialty Retail — 3.5%
Abercrombie & Fitch Co., Class A(1)	302	31,103
Burlington Stores, Inc.(1)	120	29,920
CarMax, Inc.(1)	596	49,450
Carvana Co.(1)	224	52,214
Home Depot, Inc.	520	206,232
TJX Cos., Inc.	1,304	162,687
Tractor Supply Co.	1,128	62,435
		594,041
Technology Hardware, Storage and Peripherals — 9.7%
Apple, Inc.	6,704	1,621,295
Textiles, Apparel and Luxury Goods — 0.6%
Crocs, Inc.(1)	153	15,234
Deckers Outdoor Corp.(1)	645	89,887
		105,121
Trading Companies and Distributors — 0.4%
United Rentals, Inc.	55	35,327
WW Grainger, Inc.	27	27,573
		62,900
TOTAL COMMON STOCKS (Cost $13,668,807)		16,703,872
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $44,413)	44,413	44,413
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,713,220)		16,748,285
OTHER ASSETS AND LIABILITIES — 0.0%		3,840
TOTAL NET ASSETS — 100.0%		$16,752,125

12

Large Cap Growth ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
13

FEBRUARY 28, 2025 (UNAUDITED)

Mid Cap Growth Impact ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.9%
Axon Enterprise, Inc.(1)	1,369	$723,448
Banks — 1.9%
NU Holdings Ltd., Class A(1)	137,341	1,476,416
Biotechnology — 2.8%
Alnylam Pharmaceuticals, Inc.(1)	3,849	949,741
Argenx SE, ADR(1)	637	397,915
Natera, Inc.(1)	5,314	826,805
		2,174,461
Building Products — 5.2%
AZEK Co., Inc.(1)	25,118	1,176,778
Johnson Controls International PLC	34,296	2,937,796
		4,114,574
Capital Markets — 6.4%
MSCI, Inc.	5,477	3,234,223
TPG, Inc.	32,743	1,806,104
		5,040,327
Chemicals — 6.6%
Avient Corp.	62,051	2,653,921
Element Solutions, Inc.	96,560	2,521,182
		5,175,103
Commercial Services and Supplies — 2.4%
Republic Services, Inc.	8,057	1,909,670
Distributors — 3.7%
Pool Corp.	8,403	2,915,841
Diversified Consumer Services — 8.3%
Bright Horizons Family Solutions, Inc.(1)	34,426	4,463,675
Duolingo, Inc.(1)	6,583	2,054,357
		6,518,032
Electrical Equipment — 3.5%
Hubbell, Inc.	5,020	1,865,382
Vertiv Holdings Co., Class A	9,555	909,349
		2,774,731
Health Care Equipment and Supplies — 7.6%
Dexcom, Inc.(1)	29,247	2,584,557
GE HealthCare Technologies, Inc.	10,670	932,025
IDEXX Laboratories, Inc.(1)	3,373	1,474,372
Insulet Corp.(1)	3,570	972,004
		5,962,958
Health Care Providers and Services — 2.0%
Cencora, Inc.	6,125	1,552,932
Hotels, Restaurants and Leisure — 5.0%
Airbnb, Inc., Class A(1)	11,906	1,653,386
Chipotle Mexican Grill, Inc.(1)	41,855	2,258,915
		3,912,301
Household Durables — 2.0%
TopBuild Corp.(1)	4,985	1,527,354
Household Products — 2.4%
Church & Dwight Co., Inc.	16,590	1,844,808
Independent Power and Renewable Electricity Producers — 2.4%
Vistra Corp.	14,266	1,906,794
14

Mid Cap Growth Impact ETF
	Shares	Value
IT Services — 6.2%
Cloudflare, Inc., Class A(1)	33,733	$4,901,405
Life Sciences Tools and Services — 4.4%
Bio-Techne Corp.	10,647	657,452
IQVIA Holdings, Inc.(1)	8,503	1,605,366
West Pharmaceutical Services, Inc.	5,202	1,208,633
		3,471,451
Oil, Gas and Consumable Fuels — 3.9%
Targa Resources Corp.	15,168	3,059,689
Professional Services — 1.6%
Equifax, Inc.	5,016	1,229,923
Semiconductors and Semiconductor Equipment — 2.7%
Monolithic Power Systems, Inc.	3,466	2,117,761
Software — 12.8%
Cadence Design Systems, Inc.(1)	9,237	2,313,868
DocuSign, Inc.(1)	38,034	3,163,288
Manhattan Associates, Inc.(1)	11,783	2,084,177
Zscaler, Inc.(1)	12,786	2,508,997
		10,070,330
Textiles, Apparel and Luxury Goods — 1.3%
On Holding AG, Class A(1)	20,377	987,877
Trading Companies and Distributors — 3.8%
Core & Main, Inc., Class A(1)	29,028	1,480,718
WESCO International, Inc.	8,317	1,500,969
		2,981,687
TOTAL COMMON STOCKS (Cost $68,240,367)		78,349,873
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $160,339)	160,339	160,339
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $68,400,706)		78,510,212
OTHER ASSETS AND LIABILITIES — 0.0%		6,632
TOTAL NET ASSETS — 100.0%		$78,516,844

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
15

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Assets
Investment securities, at value (cost of $176,451,657 and $206,478,115, respectively) — including $6,461,752 and $1,915,837, respectively, of securities on loan	$271,473,026	$235,457,805
Investment made with cash collateral received for securities on loan, at value (cost of $465,842 and $1,960,980, respectively)	465,842	1,960,980
Total investment securities, at value (cost of $176,917,499 and $208,439,095, respectively)	271,938,868	237,418,785
Dividends and interest receivable	50,633	780,768
Securities lending receivable	1,046	10,309
	271,990,547	238,209,862

Liabilities
Payable for collateral received for securities on loan	465,842	1,960,980
Accrued management fees	98,288	74,638
	564,130	2,035,618

Net Assets	$271,426,417	$236,174,244

Shares outstanding (unlimited number of shares authorized)	2,740,000	3,340,000

Net Asset Value Per Share	$99.06	$70.71

Net Assets Consist of:
Capital paid in	$198,295,453	$203,925,372
Distributable earnings (loss)	73,130,964	32,248,872
	$271,426,417	$236,174,244

See Notes to Financial Statements.
16

FEBRUARY 28, 2025 (UNAUDITED)
	Large Cap Equity ETF	Large Cap Growth ETF
Assets
Investment securities, at value (cost of $176,044,667 and $13,713,220, respectively)	$214,432,852	$16,748,285
Dividends and interest receivable	212,975	9,067
	214,645,827	16,757,352

Liabilities
Accrued management fees	65,807	5,227

Net Assets	$214,580,020	$16,752,125

Shares outstanding (unlimited number of shares authorized)	3,050,000	300,000

Net Asset Value Per Share	$70.35	$55.84

Net Assets Consist of:
Capital paid in	$162,695,611	$13,712,570
Distributable earnings (loss)	51,884,409	3,039,555
	$214,580,020	$16,752,125

See Notes to Financial Statements.
17

FEBRUARY 28, 2025 (UNAUDITED)
Mid Cap Growth Impact ETF
Assets
Investment securities, at value (cost of $68,400,706)	$78,510,212
Dividends and interest receivable	34,982
78,545,194

Liabilities
Accrued management fees	28,350

Net Assets	$78,516,844

Shares outstanding (unlimited number of shares authorized)	1,295,000

Net Asset Value Per Share	$60.63

Net Assets Consist of:
Capital paid in	$70,497,528
Distributable earnings (loss)	8,019,316
$78,516,844

See Notes to Financial Statements.
18

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $2,308, respectively)	$274,287	$2,854,287
Interest	20,472	61,261
Securities lending, net	6,815	2,472
	301,574	2,918,020

Expenses:
Management fees	594,374	478,879

Net investment income (loss)	(292,800)	2,439,141

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	12,346,989	6,222,859
Change in net unrealized appreciation (depreciation) on investments	14,006,703	(3,168,190)

Net realized and unrealized gain (loss)	26,353,692	3,054,669

Net Increase (Decrease) in Net Assets Resulting from Operations	$26,060,892	$5,493,810

See Notes to Financial Statements.
19

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Large Cap Equity ETF	Large Cap Growth ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $58, respectively)	$1,411,044	$49,962
Interest	16,191	775
	1,427,235	50,737

Expenses:
Management fees	447,047	33,315

Net investment income (loss)	980,188	17,422

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	21,855,317	997,633
Change in net unrealized appreciation (depreciation) on investments	(17,649,273)	(496,058)

Net realized and unrealized gain (loss)	4,206,044	501,575

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,186,232	$518,997

See Notes to Financial Statements.
20

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
Mid Cap Growth Impact ETF
Investment Income (Loss)
Income:
Dividends	$210,974
Interest	24,288
Securities lending, net	277
235,539

Expenses:
Management fees	172,483

Net investment income (loss)	63,056

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,971,192
Change in net unrealized appreciation (depreciation) on investments	(568,167)

Net realized and unrealized gain (loss)	1,403,025

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,466,081

See Notes to Financial Statements.
21

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Focused Dynamic Growth ETF		Focused Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$(292,800)	$(430,116)	$2,439,141	$5,180,206
Net realized gain (loss)	12,346,989	6,065,396	6,222,859	21,792,986
Change in net unrealized appreciation (depreciation)	14,006,703	49,109,184	(3,168,190)	13,993,790
Net increase (decrease) in net assets resulting from operations	26,060,892	54,744,464	5,493,810	40,966,982

Distributions to Shareholders
From earnings	—	—	(2,138,829)	(4,834,390)

Capital Share Transactions
Proceeds from shares sold	52,334,801	53,563,357	34,645,636	97,700,384
Payments for shares redeemed	(48,771,287)	(46,453,681)	(38,793,187)	(116,979,559)
Other capital	2,084	67	52	—
Net increase (decrease) in net assets from capital share transactions	3,565,598	7,109,743	(4,147,499)	(19,279,175)

Net increase (decrease) in net assets	29,626,490	61,854,207	(792,518)	16,853,417

Net Assets
Beginning of period	241,799,927	179,945,720	236,966,762	220,113,345
End of period	$271,426,417	$241,799,927	$236,174,244	$236,966,762

Transactions in Shares of the Funds
Sold	515,000	665,000	500,000	1,560,000
Redeemed	(490,000)	(620,000)	(560,000)	(1,875,000)
Net increase (decrease) in shares of the funds	25,000	45,000	(60,000)	(315,000)

See Notes to Financial Statements.
22

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Large Cap Equity ETF		Large Cap Growth ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$980,188	$1,999,333	$17,422	$38,772
Net realized gain (loss)	21,855,317	3,951,864	997,633	1,155,543
Change in net unrealized appreciation (depreciation)	(17,649,273)	37,086,916	(496,058)	2,239,276
Net increase (decrease) in net assets resulting from operations	5,186,232	43,038,113	518,997	3,433,591

Distributions to Shareholders
From earnings	(1,124,751)	(1,962,011)	(18,578)	(44,663)

Capital Share Transactions
Proceeds from shares sold	8,511,980	91,238,792	1,789,302	5,532,944
Payments for shares redeemed	(61,273,826)	(15,488,589)	(2,893,305)	(5,551,557)
Other capital	—	81	—	—
Net increase (decrease) in net assets from capital share transactions	(52,761,846)	75,750,284	(1,104,003)	(18,613)

Net increase (decrease) in net assets	(48,700,365)	116,826,386	(603,584)	3,370,315

Net Assets
Beginning of period	263,280,385	146,453,999	17,355,709	13,985,394
End of period	$214,580,020	$263,280,385	$16,752,125	$17,355,709

Transactions in Shares of the Funds
Sold	120,000	1,430,000	30,000	110,000
Redeemed	(870,000)	(240,000)	(50,000)	(120,000)
Net increase (decrease) in shares of the funds	(750,000)	1,190,000	(20,000)	(10,000)

See Notes to Financial Statements.
23

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Mid Cap Growth Impact ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$63,056	$85,888
Net realized gain (loss)	1,971,192	5,013,512
Change in net unrealized appreciation (depreciation)	(568,167)	8,699,275
Net increase (decrease) in net assets resulting from operations	1,466,081	13,798,675

Distributions to Shareholders
From earnings	(96,394)	(39,734)

Capital Share Transactions
Proceeds from shares sold	9,359,755	24,769,347
Payments for shares redeemed	(2,541,275)	(13,341,287)
Net increase (decrease) in net assets from capital share transactions	6,818,480	11,428,060

Net increase (decrease) in net assets	8,188,167	25,187,001

Net Assets
Beginning of period	70,328,677	45,141,676
End of period	$78,516,844	$70,328,677

Transactions in Shares of the Funds
Sold	150,000	465,000
Redeemed	(40,000)	(240,000)
Net increase (decrease) in shares of the funds	110,000	225,000

See Notes to Financial Statements.
24

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Focused Dynamic Growth ETF (Focused Dynamic Growth ETF), American Century Focused Large Cap Value ETF (Focused Large Cap Value ETF), American Century Large Cap Equity ETF (formerly American Century Sustainable Equity ETF) (Large Cap Equity ETF), American Century Large Cap Growth ETF (formerly American Century Sustainable Growth ETF) (Large Cap Growth ETF) and American Century Mid Cap Growth Impact ETF (Mid Cap Growth Impact ETF) (collectively, the funds) are five funds in a series issued by the trust. The investment objective for Focused Dynamic Growth ETF, Focused Large Cap Value ETF, Large Cap Equity ETF and Mid Cap Growth Impact ETF is to seek long-term capital growth. Large Cap Growth ETF's investment objective is to seek capital appreciation. Shares of each fund are listed for trading on the NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds' income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

25

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Focused Dynamic Growth ETF
Common Stocks	$465,842	—	—	—	$465,842
Gross amount of recognized liabilities for securities lending transactions					$465,842
Focused Large Cap Value ETF
Common Stocks	$1,960,980	—	—	—	$1,960,980
Gross amount of recognized liabilities for securities lending transactions					$1,960,980
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 23% and 30% of the shares of Focused Dynamic Growth ETF and Focused Large Cap Value ETF, respectively.  ACIM owns 42% of the shares of Large Cap Growth ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Focused Dynamic Growth ETF	0.45%
Focused Large Cap Value ETF	0.42%
Large Cap Equity ETF	0.39%
Large Cap Growth ETF	0.39%
Mid Cap Growth Impact ETF	0.45%

26

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2025 were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Purchases	$74,740,910	$60,584,933	$35,375,314	$2,797,888	$24,698,188
Sales	$61,419,464	$32,830,412	$31,914,551	$2,837,541	$20,701,076

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Focused Dynamic Growth ETF	$37,408,525	$47,426,655	$9,105,482
Focused Large Cap Value ETF	$7,553,870	$38,004,218	$8,035,253
Large Cap Equity ETF	$3,384,860	$59,714,658	$23,255,661
Large Cap Growth ETF	$1,749,817	$2,830,312	$1,023,458
Mid Cap Growth Impact ETF	$6,588,629	$2,164,054	$619,317
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

27

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Federal tax cost of investments	$180,575,402	$209,446,310	$176,533,856	$13,804,298	$68,528,492
Gross tax appreciation of investments	$95,776,541	$33,380,973	$41,082,131	$3,154,108	$12,506,061
Gross tax depreciation of investments	(4,413,075)	(5,408,498)	(3,183,135)	(210,121)	(2,524,341)
Net tax appreciation (depreciation) of investments	$91,363,466	$27,972,475	$37,898,996	$2,943,987	$9,981,720

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Focused Dynamic Growth ETF	$(10,755,912)	$(17,864,096)
Focused Large Cap Value ETF	$(450,989)	$(2,604,882)
Large Cap Equity ETF	$(4,012,861)	$(4,038,009)
Large Cap Growth ETF	$(501,589)	$(372,088)
Mid Cap Growth Impact ETF	$(1,357,172)	$(2,567,347)

As of August 31, 2024, Focused Dynamic Growth ETF had late-year ordinary loss deferrals of $(315,112), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
28

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Dynamic Growth ETF
2025(4)	$89.06	(0.11)	10.11	10.00	—	0.00(5)	$99.06	11.23%	0.45%	(0.22)%	23%	$271,426
2024	$67.40	(0.16)	21.82	21.66	—	0.00(5)	$89.06	32.14%	0.45%	(0.21)%	45%	$241,800
2023	$57.75	(0.04)	9.69	9.65	—	0.00(5)	$67.40	16.70%	0.45%	(0.07)%	41%	$179,946
2022	$86.82	(0.13)	(28.94)	(29.07)	—	0.00(5)	$57.75	(33.49)%	0.45%	(0.19)%	42%	$140,333
2021	$68.04	(0.13)	18.92	18.79	(0.01)	0.00(5)	$86.82	27.61%	0.45%	(0.17)%	28%	$231,385
2020(6)	$40.00	(0.04)	28.07	28.03	—	0.01	$68.04	70.11%	0.45%	(0.16)%	27%	$209,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)March 31, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Large Cap Value ETF
2025(4)	$69.70	0.73	0.92	1.65	(0.64)	—	(0.64)	0.00(5)	$70.71	2.40%	0.42%	2.14%	14%	$236,174
2024	$59.25	1.49	10.34	11.83	(1.38)	—	(1.38)	—	$69.70	20.29%	0.42%	2.41%	30%	$236,967
2023	$56.93	1.33	3.92	5.25	(1.32)	(1.61)	(2.93)	0.00(5)	$59.25	9.42%	0.42%	2.27%	41%	$220,113
2022	$62.15	1.24	(3.89)	(2.65)	(1.23)	(1.34)	(2.57)	0.00(5)	$56.93	(4.41)%	0.42%	2.06%	22%	$213,769
2021	$48.95	1.14	13.01	14.15	(0.95)	—	(0.95)	0.00(5)	$62.15	29.19%	0.42%	2.00%	36%	$264,123
2020(6)	$40.00	0.41	8.59	9.00	(0.06)	—	(0.06)	0.01	$48.95	22.53%	0.42%	2.10%	73%	$82,723

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)March 31, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Large Cap Equity ETF
2025(4)	$69.28	0.30	1.12	1.42	(0.35)	—	$70.35	2.04%	0.39%	0.85%	14%	$214,580
2024	$56.11	0.65	13.15	13.80	(0.63)	0.00(5)	$69.28	24.77%	0.39%	1.04%	18%	$263,280
2023	$48.74	0.67	7.27	7.94	(0.57)	—	$56.11	16.44%	0.39%	1.31%	17%	$146,454
2022	$57.20	0.50	(8.49)	(7.99)	(0.47)	—	$48.74	(14.03)%	0.39%	0.93%	21%	$104,800
2021	$44.16	0.45	13.01	13.46	(0.42)	—	$57.20	30.65%	0.39%	0.91%	22%	$150,436
2020(6)	$39.59	0.06	4.51	4.57	—	—	$44.16	11.56%	0.39%	1.13%	10%	$84,794

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)July 13, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Large Cap Growth ETF
2025(4)	$54.24	0.06	1.60	1.66	(0.06)	$55.84	3.07%	0.39%	0.20%	16%	$16,752
2024	$42.38	0.13	11.89	12.02	(0.16)	$54.24	28.41%	0.39%	0.27%	31%	$17,356
2023	$34.49	0.19	7.88	8.07	(0.18)	$42.38	23.50%	0.39%	0.52%	31%	$13,985
2022	$43.17	0.12	(8.72)	(8.60)	(0.08)	$34.49	(19.93)%	0.39%	0.29%	29%	$6,553
2021(5)	$40.15	0.01	3.01	3.02	—	$43.17	7.52%	0.39%	0.14%	4%	$6,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Mid Cap Growth Impact ETF
2025(4)	$59.35	0.05	1.31	1.36	(0.08)	$60.63	2.29%	0.45%	0.16%	27%	$78,517
2024	$47.02	0.08	12.29	12.37	(0.04)	$59.35	26.29%	0.45%	0.15%	68%	$70,329
2023	$44.04	0.02	2.96	2.98	—	$47.02	6.78%	0.45%	0.05%	64%	$45,142
2022	$60.59	(0.08)	(16.47)	(16.55)	—	$44.04	(27.33)%	0.45%	(0.16)%	44%	$23,779
2021	$42.74	(0.11)	17.96	17.85	—	$60.59	41.78%	0.45%	(0.20)%	48%	$22,117
2020(5)	$38.45	(0.02)	4.31	4.29	—	$42.74	11.14%	0.45%	(0.29)%	2%	$6,411

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)July 13, 2020 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2025

American Century® Low Volatility ETF (LVOL)
American Century® Quality Convertible Securities ETF (QCON)
American Century® Quality Diversified International ETF (QINT)
American Century® Quality Preferred ETF (QPFF)
American Century® U.S. Quality Growth ETF (QGRO)
American Century® U.S. Quality Value ETF (VALQ)

Schedules of Investments
FEBRUARY 28, 2025 (UNAUDITED)

Low Volatility ETF
	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 0.1%
Curtiss-Wright Corp.	46	$14,796
Beverages — 1.0%
Monster Beverage Corp.(1)	1,125	61,481
PepsiCo, Inc.	588	90,241
		151,722
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	2,615	555,112
Building Products — 0.2%
Masco Corp.	351	26,388
Capital Markets — 4.6%
Ameriprise Financial, Inc.	187	100,475
Blackrock, Inc.	90	88,000
FactSet Research Systems, Inc.	54	24,934
Moody's Corp.	246	123,969
MSCI, Inc.	58	34,250
S&P Global, Inc.	556	296,760
T. Rowe Price Group, Inc.	357	37,742
		706,130
Chemicals — 4.4%
Ecolab, Inc.	681	183,196
Linde PLC	776	362,431
Sherwin-Williams Co.	364	131,866
		677,493
Commercial Services and Supplies — 3.5%
Cintas Corp.	1,235	256,262
Republic Services, Inc.	595	141,027
Waste Management, Inc.	577	134,314
		531,603
Communications Equipment — 3.5%
Cisco Systems, Inc.	6,412	411,073
F5, Inc.(1)	50	14,621
Motorola Solutions, Inc.	266	117,099
		542,793
Consumer Staples Distribution & Retail — 3.6%
Costco Wholesale Corp.	314	329,264
Walmart, Inc.	2,186	215,561
		544,825
Containers and Packaging — 0.4%
Avery Dennison Corp.	133	25,000
Packaging Corp. of America	150	31,964
		56,964
Electronic Equipment, Instruments and Components — 3.1%
Amphenol Corp., Class A	1,543	102,764
TE Connectivity PLC	1,764	271,709
Teledyne Technologies, Inc.(1)	210	108,154
		482,627
Entertainment — 0.3%
Electronic Arts, Inc.	331	42,739
2

Low Volatility ETF
	Shares	Value
Financial Services — 9.7%
Berkshire Hathaway, Inc., Class B(1)	483	$248,180
Fiserv, Inc.(1)	976	230,033
Jack Henry & Associates, Inc.	123	21,352
Mastercard, Inc., Class A	810	466,811
Visa, Inc., Class A	1,436	520,852
		1,487,228
Food Products — 0.2%
Mondelez International, Inc., Class A	410	26,334
Ground Transportation — 0.1%
Landstar System, Inc.	64	10,163
Health Care Equipment and Supplies — 5.4%
Abbott Laboratories	1,377	190,040
Boston Scientific Corp.(1)	1,575	163,469
Hologic, Inc.(1)	393	24,912
Medtronic PLC	3,086	283,974
Stryker Corp.	409	157,952
		820,347
Health Care Providers and Services — 0.1%
Chemed Corp.	19	11,415
Hotels, Restaurants and Leisure — 1.5%
Booking Holdings, Inc.	12	60,192
Hilton Worldwide Holdings, Inc.	384	101,745
Yum! Brands, Inc.	395	61,766
		223,703
Household Products — 3.6%
Church & Dwight Co., Inc.	384	42,701
Colgate-Palmolive Co.	1,381	125,906
Kimberly-Clark Corp.	114	16,189
Procter & Gamble Co.	2,155	374,625
		559,421
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	752	160,093
Insurance — 2.9%
Hartford Insurance Group, Inc.	824	97,463
Marsh & McLennan Cos., Inc.	1,296	308,240
Progressive Corp.	135	38,070
		443,773
Interactive Media and Services — 2.5%
Alphabet, Inc., Class A	1,505	256,271
Alphabet, Inc., Class C	723	124,515
		380,786
IT Services — 6.2%
Accenture PLC, Class A	1,020	355,470
Amdocs Ltd.	2,254	196,662
Cognizant Technology Solutions Corp., Class A	2,756	229,657
Gartner, Inc.(1)	127	63,287
International Business Machines Corp.	288	72,703
VeriSign, Inc.(1)	148	35,206
		952,985
Machinery — 3.2%
Donaldson Co., Inc.	162	11,193
Dover Corp.	253	50,289
Graco, Inc.	131	11,406
3

Low Volatility ETF
	Shares	Value
IDEX Corp.	213	$41,392
Illinois Tool Works, Inc.	498	131,462
Nordson Corp.	102	21,450
Otis Worldwide Corp.	381	38,016
Parker-Hannifin Corp.	195	130,360
Snap-on, Inc.	167	56,975
		492,543
Media — 0.1%
Comcast Corp., Class A	321	11,518
Pharmaceuticals — 2.9%
Johnson & Johnson	2,715	448,029
Professional Services — 4.3%
Automatic Data Processing, Inc.	980	308,876
Broadridge Financial Solutions, Inc.	195	47,038
Paychex, Inc.	1,353	205,210
SS&C Technologies Holdings, Inc.	262	23,331
Verisk Analytics, Inc.	240	71,258
		655,713
Residential REITs — 0.5%
AvalonBay Communities, Inc.	317	71,699
Software — 12.0%
Autodesk, Inc.(1)	375	102,829
Intuit, Inc.	327	200,726
Microsoft Corp.	2,674	1,061,551
PTC, Inc.(1)	991	162,157
Roper Technologies, Inc.	217	126,837
Salesforce, Inc.	491	146,244
ServiceNow, Inc.(1)	48	44,628
		1,844,972
Specialized REITs — 0.5%
Public Storage	252	76,512
Specialty Retail — 3.7%
Home Depot, Inc.	1,022	405,325
Lowe's Cos., Inc.	637	158,384
		563,709
Technology Hardware, Storage and Peripherals — 7.6%
Apple, Inc.	4,515	1,091,908
NetApp, Inc.	715	71,364
		1,163,272
Trading Companies and Distributors — 0.9%
Fastenal Co.	990	74,973
WW Grainger, Inc.	67	68,421
		143,394
Wireless Telecommunication Services — 1.8%
T-Mobile U.S., Inc.	999	269,420
TOTAL COMMON STOCKS (Cost $12,934,996)		15,150,221
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $142,988)	142,988	142,988
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $13,077,984)		15,293,209
OTHER ASSETS AND LIABILITIES — 0.1%		9,701
TOTAL NET ASSETS — 100.0%		$15,302,910

4

Low Volatility ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
5

FEBRUARY 28, 2025 (UNAUDITED)

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
CONVERTIBLE BONDS — 85.7%
Aerospace and Defense — 1.4%
Axon Enterprise, Inc., 0.50%, 12/15/27	$294,000	$691,782
Automobile Components — 0.5%
LCI Industries, 1.125%, 5/15/26	237,000	234,334
Automobiles — 1.4%
Ford Motor Co., 0.00%, 3/15/26(1)	698,000	679,154
Biotechnology — 1.6%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	331,000	311,719
Exact Sciences Corp., 0.375%, 3/1/28	281,000	247,799
Exact Sciences Corp., 1.75%, 4/15/31(2)(3)	227,000	201,462
		760,980
Capital Markets — 1.1%
WisdomTree, Inc., 3.25%, 8/15/29(2)	541,000	546,735
Commercial Services and Supplies — 0.7%
Tetra Tech, Inc., 2.25%, 8/15/28	324,000	331,987
Construction and Engineering — 1.4%
Granite Construction, Inc., 3.75%, 5/15/28	215,000	401,513
Granite Construction, Inc., 3.25%, 6/15/30(2)	213,000	268,710
		670,223
Consumer Staples Distribution & Retail — 0.6%
Chefs' Warehouse, Inc., 2.375%, 12/15/28	195,000	300,671
Diversified Consumer Services — 1.5%
Stride, Inc., 1.125%, 9/1/27(3)	277,000	728,233
Diversified REITs — 0.7%
COPT Defense Properties LP, 5.25%, 9/15/28(2)	312,000	344,916
Electric Utilities — 6.0%
Duke Energy Corp., 4.125%, 4/15/26	536,000	572,448
FirstEnergy Corp., 4.00%, 5/1/26	703,000	706,339
PPL Capital Funding, Inc., 2.875%, 3/15/28	442,000	483,327
Southern Co., 3.875%, 12/15/25	496,000	547,460
Southern Co., 4.50%, 6/15/27(2)	537,000	583,316
		2,892,890
Electrical Equipment — 0.4%
Array Technologies, Inc., 1.00%, 12/1/28	247,000	183,706
Electronic Equipment, Instruments and Components — 2.1%
Advanced Energy Industries, Inc., 2.50%, 9/15/28	302,000	333,197
Itron, Inc., 0.00%, 3/15/26(1)	260,000	272,610
OSI Systems, Inc., 2.25%, 8/1/29(2)	329,000	407,565
		1,013,372
Entertainment — 3.3%
Cinemark Holdings, Inc., 4.50%, 8/15/25	233,000	419,691
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	280,000	355,740
Live Nation Entertainment, Inc., 3.125%, 1/15/29	533,000	788,041
		1,563,472
Financial Services — 2.6%
Block, Inc., 0.25%, 11/1/27	440,000	386,650
Euronet Worldwide, Inc., 0.75%, 3/15/49	343,000	344,200
Global Payments, Inc., 1.50%, 3/1/31(2)	174,000	166,605
Shift4 Payments, Inc., 0.50%, 8/1/27	336,000	361,368
		1,258,823
6

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Food Products — 0.8%
Post Holdings, Inc., 2.50%, 8/15/27	$319,000	$373,389
Gas Utilities — 1.4%
UGI Corp., 5.00%, 6/1/28(2)	506,000	664,125
Ground Transportation — 1.3%
Uber Technologies, Inc., 0.00%, 12/15/25(1)	573,000	622,278
Health Care Equipment and Supplies — 7.7%
CONMED Corp., 2.25%, 6/15/27	503,000	474,581
Dexcom, Inc., 0.25%, 11/15/25(3)	839,000	818,235
Enovis Corp., 3.875%, 10/15/28	252,000	258,359
Haemonetics Corp., 0.00%, 3/1/26(1)	108,000	103,280
Haemonetics Corp., 2.50%, 6/1/29(2)(3)	260,000	248,820
Integer Holdings Corp., 2.125%, 2/15/28	147,000	222,044
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	331,000	323,635
Lantheus Holdings, Inc., 2.625%, 12/15/27	481,000	661,014
Merit Medical Systems, Inc., 3.00%, 2/1/29(2)	399,000	528,874
Omnicell, Inc., 0.25%, 9/15/25	82,000	79,852
		3,718,694
Health Care REITs — 1.3%
Welltower OP LLC, 2.75%, 5/15/28(2)	392,000	640,136
Hotels, Restaurants and Leisure — 7.9%
Airbnb, Inc., 0.00%, 3/15/26(1)	761,000	727,896
Booking Holdings, Inc., 0.75%, 5/1/25	331,000	885,071
Carnival Corp., 5.75%, 12/1/27	119,000	231,872
Expedia Group, Inc., 0.00%, 2/15/26(1)	363,000	366,812
Marriott Vacations Worldwide Corp., 0.00%, 1/15/26(1)	252,000	241,769
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	237,000	221,714
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	158,000	780,401
Vail Resorts, Inc., 0.00%, 1/1/26(1)	331,000	315,691
		3,771,226
Household Durables — 0.4%
Meritage Homes Corp., 1.75%, 5/15/28(2)	179,000	174,883
Household Products — 0.5%
Spectrum Brands, Inc., 3.375%, 6/1/29(2)	269,000	259,746
Interactive Media and Services — 0.7%
TripAdvisor, Inc., 0.25%, 4/1/26	374,000	354,833
IT Services — 2.9%
Akamai Technologies, Inc., 0.125%, 5/1/25	321,000	319,716
Akamai Technologies, Inc., 0.375%, 9/1/27	396,000	385,407
Akamai Technologies, Inc., 1.125%, 2/15/29	286,000	270,127
Okta, Inc., 0.375%, 6/15/26	444,000	422,688
		1,397,938
Machinery — 3.2%
Greenbrier Cos., Inc., 2.875%, 4/15/28	435,000	504,927
JBT Marel Corp., 0.25%, 5/15/26	356,000	367,819
Middleby Corp., 1.00%, 9/1/25	489,000	637,118
		1,509,864
Media — 2.6%
Cable One, Inc., 0.00%, 3/15/26(1)	255,000	241,230
Cable One, Inc., 1.125%, 3/15/28	234,000	192,020
Liberty Broadband Corp., 3.125%, 3/31/53(2)	495,000	496,485
Liberty Broadband Corp., 3.125%, 6/30/54(2)	286,000	326,183
		1,255,918
7

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Metals and Mining — 0.9%
MP Materials Corp., 3.00%, 3/1/30(2)	$156,000	$211,770
U.S. Steel Corp., 5.00%, 11/1/26	67,000	202,273
		414,043
Multi-Utilities — 1.7%
WEC Energy Group, Inc., 4.375%, 6/1/27(2)	430,000	494,070
WEC Energy Group, Inc., 4.375%, 6/1/29(2)	291,000	340,179
		834,249
Passenger Airlines — 1.2%
American Airlines Group, Inc., 6.50%, 7/1/25	530,000	556,169
Pharmaceuticals — 2.4%
Jazz Investments I Ltd., 2.00%, 6/15/26	512,000	556,160
Jazz Investments I Ltd., 3.125%, 9/15/30(2)	400,000	477,400
Revance Therapeutics, Inc., 1.75%, 2/15/27	125,000	124,937
		1,158,497
Professional Services — 1.3%
CSG Systems International, Inc., 3.875%, 9/15/28	539,000	599,637
Real Estate Management and Development — 1.1%
Zillow Group, Inc., 2.75%, 5/15/25	470,000	546,845
Semiconductors and Semiconductor Equipment — 2.5%
Impinj, Inc., 1.125%, 5/15/27	112,000	128,240
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	281,000	402,884
Microchip Technology, Inc., 0.75%, 6/1/30(2)	300,000	284,625
MKS Instruments, Inc., 1.25%, 6/1/30(2)	427,000	398,604
		1,214,353
Software — 16.5%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)	182,000	174,447
Alarm.com Holdings, Inc., 2.25%, 6/1/29(2)	470,000	461,305
Bentley Systems, Inc., 0.125%, 1/15/26	574,000	562,233
BlackLine, Inc., 1.00%, 6/1/29(2)	355,000	349,675
Box, Inc., 1.50%, 9/15/29(2)	616,000	611,996
Dropbox, Inc., 0.00%, 3/1/28(1)	687,000	672,573
Five9, Inc., 0.50%, 6/1/25	402,000	395,729
HubSpot, Inc., 0.375%, 6/1/25	234,000	597,935
InterDigital, Inc., 3.50%, 6/1/27	245,000	680,365
Nutanix, Inc., 0.25%, 10/1/27	319,000	454,096
Nutanix, Inc., 0.50%, 12/15/29(2)	311,000	348,123
Palo Alto Networks, Inc., 0.375%, 6/1/25	220,000	843,370
Progress Software Corp., 1.00%, 4/15/26	309,000	338,818
Progress Software Corp., 3.50%, 3/1/30(2)(3)	235,000	251,048
Rapid7, Inc., 0.25%, 3/15/27	241,000	221,720
Rapid7, Inc., 1.25%, 3/15/29(3)	360,000	310,518
Workiva, Inc., 1.25%, 8/15/28	374,000	363,060
Zscaler, Inc., 0.125%, 7/1/25	225,000	298,463
		7,935,474
Specialized REITs — 0.3%
Uniti Group, Inc., 7.50%, 12/1/27(2)	138,000	161,184
Specialty Retail — 0.4%
Guess?, Inc., 3.75%, 4/15/28	210,000	183,540
Technology Hardware, Storage and Peripherals — 1.4%
Seagate HDD Cayman, 3.50%, 6/1/28	410,000	552,014
Xerox Holdings Corp., 3.75%, 3/15/30(2)	136,000	93,670
		645,684
TOTAL CONVERTIBLE BONDS (Cost $37,814,574)		41,193,983
8

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
CONVERTIBLE PREFERRED STOCKS — 13.6%
Aerospace and Defense — 1.4%
Boeing Co., 6.00%, 10/15/27	11,211	$672,492
Banks — 5.1%
Bank of America Corp., 7.25%(3)	906	1,124,346
Wells Fargo & Co., 7.50%	1,105	1,352,629
		2,476,975
Capital Markets — 1.6%
AMG Capital Trust II, 5.15%, 10/15/37	3,146	167,634
Ares Management Corp., 6.75%, 10/1/27	10,774	583,520
		751,154
Electric Utilities — 1.6%
NextEra Energy, Inc., 6.93%, 9/1/25	18,667	754,894
Financial Services — 1.7%
Apollo Global Management, Inc., 6.75%, 7/31/26	10,165	802,516
Machinery — 0.6%
Chart Industries, Inc., 6.75%, 12/15/25	4,446	312,798
Technology Hardware, Storage and Peripherals — 1.6%
Hewlett Packard Enterprise Co., 7.625%, 9/1/27	13,015	750,054
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,187,583)		6,520,883
SHORT-TERM INVESTMENTS — 3.6%
Money Market Funds — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	81,643	81,643
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,640,440	1,640,440
TOTAL SHORT-TERM INVESTMENTS (Cost $1,722,083)		1,722,083
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $45,724,240)		49,436,949
OTHER ASSETS AND LIABILITIES — (2.9)%		(1,411,448)
TOTAL NET ASSETS — 100.0%		$48,025,501

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $10,342,210, which represented 21.5% of total net assets.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,608,805. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,640,440.

See Notes to Financial Statements.
9

FEBRUARY 28, 2025 (UNAUDITED)

Quality Diversified International ETF
	Shares	Value
COMMON STOCKS — 99.1%
Australia — 3.7%
AGL Energy Ltd.	50,905	$331,597
Aristocrat Leisure Ltd.	7,804	350,804
BHP Group Ltd.	12,560	304,356
Brambles Ltd.	184,241	2,403,598
Evolution Mining Ltd.	82,821	317,312
Fortescue Ltd.	107,678	1,104,961
Northern Star Resources Ltd.	30,575	330,295
Origin Energy Ltd.	51,406	350,244
Pro Medicus Ltd.	3,621	577,257
QBE Insurance Group Ltd.	20,951	281,291
REA Group Ltd.(1)	6,954	1,039,374
Sonic Healthcare Ltd.(1)	18,493	316,781
Technology One Ltd.	18,361	339,019
Telix Pharmaceuticals Ltd.(2)	18,416	327,676
Xero Ltd.(2)	5,624	603,229
Yancoal Australia Ltd.(1)	136,561	516,281
		9,494,075
Austria — 1.6%
ANDRITZ AG	5,954	351,844
BAWAG Group AG(2)	3,887	392,920
Erste Group Bank AG	21,455	1,441,136
OMV AG	40,429	1,787,340
		3,973,240
Belgium — 0.5%
Ageas SA	7,500	410,629
Lotus Bakeries NV(1)	89	806,417
		1,217,046
Canada — 9.4%
Agnico Eagle Mines Ltd.	15,803	1,521,513
Alamos Gold, Inc., Class A	16,172	369,692
AltaGas Ltd.	13,578	332,704
ARC Resources Ltd.	29,086	537,189
Barrick Gold Corp.	62,647	1,111,984
BCE, Inc.(1)	101,855	2,352,856
Brookfield Asset Management Ltd., Class A(1)	21,135	1,195,818
Canadian Natural Resources Ltd.	29,387	829,763
Canadian Tire Corp. Ltd., Class A(1)	12,409	1,224,217
Celestica, Inc.(2)	3,885	415,889
Cenovus Energy, Inc.	21,029	291,041
CGI, Inc.	2,931	303,827
Dollarama, Inc.	11,005	1,147,319
FirstService Corp. (Toronto)	1,399	246,642
George Weston Ltd.	4,718	754,684
Gildan Activewear, Inc.	6,681	360,974
IGM Financial, Inc.	59,524	1,875,721
Imperial Oil Ltd.(1)	15,698	1,064,328
Intact Financial Corp.	1,670	329,037
Kinross Gold Corp.	69,315	743,057
Loblaw Cos. Ltd.	3,896	510,122
Magna International, Inc.(1)	7,346	267,615
Manulife Financial Corp.(1)	10,315	321,268
10

Quality Diversified International ETF
	Shares	Value
MEG Energy Corp.	15,167	$236,088
Pan American Silver Corp.	12,409	295,707
PrairieSky Royalty Ltd.(1)	27,082	497,931
Quebecor, Inc., Class B	14,063	321,260
RB Global, Inc.	2,788	285,436
Saputo, Inc.(1)	17,809	313,773
Shopify, Inc., Class A(2)	11,723	1,312,976
Stantec, Inc.	13,268	1,130,405
Suncor Energy, Inc.(1)	6,939	265,521
TFI International, Inc.	2,040	184,926
Thomson Reuters Corp.	1,672	298,987
Wheaton Precious Metals Corp.	6,478	446,464
WSP Global, Inc.	1,688	301,069
		23,997,803
China — 0.1%
BOC Aviation Ltd.	42,700	329,859
Denmark — 2.0%
AP Moller - Maersk AS, B Shares	231	406,402
Carlsberg AS, B Shares	3,230	404,560
Genmab AS(2)	5,098	1,148,934
Novo Nordisk AS, Class B	34,245	3,106,590
		5,066,486
Finland — 2.0%
Fortum OYJ(1)	22,082	346,117
Konecranes OYJ	8,944	639,135
Nokia OYJ	511,357	2,456,749
Nordea Bank Abp	29,425	387,305
Orion OYJ, Class B	12,315	693,098
Wartsila OYJ Abp	28,084	534,448
		5,056,852
France — 7.8%
ArcelorMittal SA	13,211	377,281
Arkema SA	4,198	345,575
AXA SA	9,549	373,350
Carrefour SA(1)	38,198	507,263
Cie de Saint-Gobain SA	3,644	364,665
Dassault Aviation SA	1,668	427,290
Eiffage SA	12,385	1,244,066
Elis SA	16,355	333,510
Engie SA	180,127	3,222,341
Eurazeo SE	4,526	358,488
Gaztransport Et Technigaz SA	2,084	318,761
Hermes International SCA	1,006	2,871,557
Ipsen SA	3,149	365,228
La Francaise des Jeux SACA	16,932	646,869
Nexans SA	5,340	556,730
Orange SA	31,233	374,271
Publicis Groupe SA	3,062	304,083
Renault SA	7,770	403,756
Safran SA	1,170	306,347
Sanofi SA	32,854	3,589,534
Schneider Electric SE	1,175	288,679
SEB SA	6,834	603,646
SPIE SA	19,265	686,278
11

Quality Diversified International ETF
	Shares	Value
TotalEnergies SE	5,726	$345,239
Vinci SA	3,908	449,607
Vivendi SE	59,143	179,089
		19,843,503
Germany — 7.5%
adidas AG	3,835	980,266
Allianz SE	1,074	367,813
BASF SE	7,426	378,640
Bayer AG	16,247	383,940
Brenntag SE	5,163	341,403
Commerzbank AG	38,161	820,288
Continental AG	5,076	364,169
Deutsche Bank AG	95,654	2,063,818
Deutsche Post AG	9,057	354,112
Deutsche Telekom AG	18,960	684,215
Evonik Industries AG	42,951	853,512
Fresenius Medical Care AG	31,698	1,537,266
Fresenius SE & Co. KGaA(2)	44,165	1,765,760
Hannover Rueck SE	7,505	1,995,718
Heidelberg Materials AG	3,286	494,148
Henkel AG & Co. KGaA	18,296	1,396,739
Mercedes-Benz Group AG	5,948	369,911
Nemetschek SE	2,988	350,353
Rational AG	308	277,937
Rheinmetall AG	1,080	1,140,603
SAP SE	2,738	759,798
Scout24 SE	6,502	635,973
Symrise AG	2,478	249,333
Talanx AG	3,226	293,597
Zalando SE(2)	10,162	366,022
		19,225,334
Hong Kong — 0.3%
PRADA SpA	82,400	703,521
Ireland — 0.9%
Bank of Ireland Group PLC	159,170	1,880,272
Kingspan Group PLC	3,634	298,812
		2,179,084
Israel — 1.7%
Bank Hapoalim BM	28,908	394,484
CyberArk Software Ltd.(2)	1,933	703,322
Global-e Online Ltd.(2)	5,765	245,704
ICL Group Ltd.	151,981	921,136
Israel Discount Bank Ltd., A Shares	50,481	390,120
Monday.com Ltd.(2)	1,168	346,627
Nice Ltd.(2)	1,827	253,378
Nova Ltd.(2)	1,649	394,408
Teva Pharmaceutical Industries Ltd.(2)	20,151	328,825
Wix.com Ltd.(2)	1,527	306,454
		4,284,458
Italy — 4.7%
A2A SpA	172,774	393,254
Banca Monte dei Paschi di Siena SpA	50,642	368,041
Banco BPM SpA	134,909	1,351,313
BPER Banca SpA	62,689	478,846
12

Quality Diversified International ETF
	Shares	Value
Brunello Cucinelli SpA	2,758	$359,050
Buzzi SpA	6,457	291,356
Enel SpA	46,256	338,734
Eni SpA	23,496	340,300
Ferrari NV	5,270	2,448,284
Generali(1)	11,630	383,932
Hera SpA	89,744	348,887
Intesa Sanpaolo SpA	86,850	427,991
Prysmian SpA	18,267	1,086,744
Recordati Industria Chimica e Farmaceutica SpA	5,020	283,623
Tenaris SA	17,345	327,962
UniCredit SpA	46,646	2,460,634
Unipol Assicurazioni SpA	27,581	411,970
		12,100,921
Japan — 20.5%
ABC-Mart, Inc.	16,500	316,651
Advantest Corp.	13,900	778,913
AGC, Inc.	10,900	327,061
Aisin Corp.	31,300	370,938
Ajinomoto Co., Inc.	6,200	248,365
ANA Holdings, Inc.	16,800	318,774
Asahi Group Holdings Ltd.	30,400	377,064
Asahi Kasei Corp.	88,500	601,581
Asics Corp.	17,000	380,678
Astellas Pharma, Inc.	31,700	308,351
BayCurrent, Inc.	7,900	335,843
Canon, Inc.(1)	8,000	270,816
Capcom Co. Ltd.	11,500	285,362
Chugai Pharmaceutical Co. Ltd.	25,300	1,270,869
Dai Nippon Printing Co. Ltd.	21,600	314,377
Daifuku Co. Ltd.(1)	14,600	382,520
Dai-ichi Life Holdings, Inc.	12,100	358,783
Daiichi Sankyo Co. Ltd.	43,900	1,010,611
Daiwa Securities Group, Inc.(1)	52,200	367,933
Denso Corp.	42,500	551,243
Disco Corp.	2,300	583,753
Ebara Corp.	42,900	714,585
Fast Retailing Co. Ltd.	800	244,168
Fuji Electric Co. Ltd.	5,600	249,719
Fujikura Ltd.	8,500	354,751
Fujitsu Ltd.	16,900	325,999
Hitachi Ltd.	11,300	287,202
Hoshizaki Corp.	6,400	258,374
Hoya Corp.	5,500	645,748
Idemitsu Kosan Co. Ltd.	204,400	1,388,746
IHI Corp.	6,100	358,440
Isetan Mitsukoshi Holdings Ltd.(1)	23,100	352,607
ITOCHU Corp.	10,300	455,181
Japan Airlines Co. Ltd.	20,500	351,341
Japan Tobacco, Inc.	11,700	292,119
Kansai Electric Power Co., Inc.(1)	25,500	295,077
Kawasaki Kisen Kaisha Ltd.	24,600	358,315
KDDI Corp.	10,000	326,117
Kirin Holdings Co. Ltd.	23,900	322,346
13

Quality Diversified International ETF
	Shares	Value
Kobe Bussan Co. Ltd.	10,800	$238,694
Komatsu Ltd.	30,400	911,727
Konami Group Corp.	5,800	708,194
Kyocera Corp.	278,100	3,094,014
LY Corp.	120,300	406,084
M3, Inc.(1)	34,000	401,490
Makita Corp.	9,100	298,575
McDonald's Holdings Co. Japan Ltd.	6,300	238,517
MEIJI Holdings Co. Ltd.	15,200	310,923
Mitsubishi Chemical Group Corp.	73,500	373,183
Mitsubishi Electric Corp.	20,600	319,760
Mitsubishi Heavy Industries Ltd.	18,100	243,054
MonotaRO Co. Ltd.(1)	16,400	275,505
MS&AD Insurance Group Holdings, Inc.	27,300	574,139
Murata Manufacturing Co. Ltd.	19,800	338,714
NEC Corp.	8,500	829,697
NIDEC Corp.	14,600	263,206
Niterra Co. Ltd.	22,400	660,967
Nitto Denko Corp.	16,700	329,025
Olympus Corp.	16,900	231,832
Ono Pharmaceutical Co. Ltd.(1)	28,200	304,144
ORIX Corp.	15,800	328,119
Osaka Gas Co. Ltd.	14,800	340,869
Otsuka Corp.	13,100	286,309
Otsuka Holdings Co. Ltd.	12,100	593,126
Panasonic Holdings Corp.	218,000	2,696,171
Recruit Holdings Co. Ltd.	23,600	1,406,806
Ricoh Co. Ltd.	50,800	552,200
Ryohin Keikaku Co. Ltd.	14,300	376,802
Sanrio Co. Ltd.	7,800	330,994
Sanwa Holdings Corp.	18,600	607,612
SBI Holdings, Inc.	24,900	725,927
SCREEN Holdings Co. Ltd.	9,100	658,530
SCSK Corp.	20,100	502,272
Seiko Epson Corp.	40,600	688,364
Sekisui Chemical Co. Ltd.	20,500	349,776
Shin-Etsu Chemical Co. Ltd.	34,600	1,043,203
Shionogi & Co. Ltd.	23,200	347,552
Sony Group Corp.	20,300	507,831
Subaru Corp.	20,600	381,929
Sumitomo Electric Industries Ltd.	16,600	292,585
Sumitomo Forestry Co. Ltd.(1)	16,000	488,379
Sumitomo Mitsui Financial Group, Inc.	24,800	631,340
Suntory Beverage & Food Ltd.	9,200	294,904
Suzuki Motor Corp.	25,400	311,051
Sysmex Corp.	12,700	230,981
Takeda Pharmaceutical Co. Ltd.	12,000	346,288
TDK Corp.	261,700	2,800,575
Terumo Corp.(1)	15,500	276,766
TIS, Inc.	13,600	378,346
Tokyo Electron Ltd.	5,800	867,309
TOPPAN Holdings, Inc.	12,300	364,220
Toray Industries, Inc.	42,600	283,871
Toyo Suisan Kaisha Ltd.	4,100	243,919
14

Quality Diversified International ETF
	Shares	Value
Toyota Tsusho Corp.	120,700	$2,024,522
Trend Micro, Inc.	4,700	345,802
Yokogawa Electric Corp.	14,600	279,913
Zensho Holdings Co. Ltd.(1)	4,800	243,006
		52,120,934
Netherlands — 5.2%
Adyen NV(2)	546	996,670
Aegon Ltd.(1)	51,622	326,843
Arcadis NV	8,082	401,026
ASM International NV	1,099	598,139
BE Semiconductor Industries NV	2,291	258,337
DSM-Firmenich AG	2,492	267,048
Heineken Holding NV	5,250	385,449
ING Groep NV	106,148	1,889,702
Koninklijke Ahold Delhaize NV	83,120	2,930,596
Koninklijke Philips NV	12,213	317,880
NN Group NV	44,473	2,254,988
Prosus NV(2)	6,714	295,658
Randstad NV	23,844	962,869
Universal Music Group NV	44,046	1,225,531
Wolters Kluwer NV	1,637	251,750
		13,362,486
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	28,456	544,073
Norway — 1.2%
DNB Bank ASA	15,890	366,643
Equinor ASA	13,719	318,608
Kongsberg Gruppen ASA	5,109	621,530
Orkla ASA	35,978	347,835
Telenor ASA	28,199	364,916
Var Energi ASA	184,976	522,941
Yara International ASA	21,624	614,905
		3,157,378
Portugal — 0.1%
Banco Comercial Portugues SA, R Shares	578,332	322,405
Singapore — 1.6%
DBS Group Holdings Ltd.	8,200	280,050
Genting Singapore Ltd.	3,535,000	1,914,197
Grab Holdings Ltd., Class A(2)	54,529	264,466
Jardine Cycle & Carriage Ltd.(1)	44,600	881,038
Singapore Airlines Ltd.(1)	72,000	362,895
Singapore Exchange Ltd.	33,700	336,342
		4,038,988
Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	7,709	411,707
Aena SME SA	6,918	1,531,519
Banco Bilbao Vizcaya Argentaria SA	225,879	2,994,260
Banco de Sabadell SA	176,427	484,006
Banco Santander SA	71,994	462,141
Bankinter SA(1)	62,905	606,814
CaixaBank SA	111,582	770,061
Endesa SA	27,682	614,358
Fluidra SA	10,947	252,342
Industria de Diseno Textil SA	19,518	1,048,841
15

Quality Diversified International ETF
	Shares	Value
International Consolidated Airlines Group SA	100,671	$444,667
		9,620,716
Sweden — 3.7%
AAK AB	19,165	535,768
AddTech AB, B Shares	10,281	309,853
Alfa Laval AB	7,090	306,412
EQT AB	9,016	280,758
Essity AB, B Shares	105,605	2,906,095
Evolution AB	3,127	239,041
H & M Hennes & Mauritz AB, B Shares(1)	23,964	321,327
Indutrade AB	10,703	305,158
Lifco AB, B Shares	11,315	387,647
Saab AB, Class B	12,476	372,625
Securitas AB, B Shares	90,055	1,301,916
SKF AB, B Shares(1)	18,668	403,382
Telefonaktiebolaget LM Ericsson, B Shares	125,794	1,034,625
Telia Co. AB	113,442	368,346
Volvo AB, B Shares(1)	13,341	414,108
		9,487,061
Switzerland — 6.1%
ABB Ltd.	4,957	267,201
Galderma Group AG(2)	2,674	326,135
Julius Baer Group Ltd.(1)	5,030	339,448
Logitech International SA	7,217	715,139
Novartis AG	39,576	4,306,653
On Holding AG, Class A(2)	5,887	285,402
Partners Group Holding AG	528	781,842
Roche Holding AG	13,359	4,448,948
Siegfried Holding AG	233	249,486
Straumann Holding AG	4,430	603,242
Sulzer AG	1,825	317,829
Swiss Prime Site AG	3,013	347,448
Swiss Re AG	2,251	361,848
Temenos AG	5,072	417,724
UBS Group AG	36,857	1,277,088
VAT Group AG	682	258,127
Zurich Insurance Group AG	430	284,096
		15,587,656
United Kingdom — 12.5%
3i Group PLC	36,164	1,810,039
Admiral Group PLC	34,868	1,264,211
Antofagasta PLC	12,679	279,452
Associated British Foods PLC	9,820	234,919
AstraZeneca PLC	2,031	307,287
Barclays PLC	503,150	1,986,116
Beazley PLC	31,502	349,801
BP PLC	68,257	375,574
British American Tobacco PLC	71,326	2,768,575
BT Group PLC(1)	164,818	332,332
Centrica PLC	206,088	388,927
Coca-Cola HBC AG(2)	8,064	341,719
DCC PLC	4,585	310,922
Evraz PLC(2)(3)	199,959	25
Glencore PLC(2)	89,311	358,948
16

Quality Diversified International ETF
	Shares	Value
GSK PLC	29,157	$538,003
Halma PLC	7,969	282,536
Hikma Pharmaceuticals PLC	13,696	373,454
Howden Joinery Group PLC	32,176	314,883
HSBC Holdings PLC	410,800	4,818,728
Imperial Brands PLC	13,618	479,202
InterContinental Hotels Group PLC	9,580	1,200,187
J Sainsbury PLC	100,519	327,789
Kingfisher PLC	110,746	345,907
Marks & Spencer Group PLC	74,480	334,283
Next PLC	2,550	323,373
Rio Tinto PLC	50,666	3,061,385
Rolls-Royce Holdings PLC(2)	53,492	504,986
Schroders PLC	83,298	388,811
Shell PLC	99,837	3,350,602
Smith & Nephew PLC	26,335	382,266
Smiths Group PLC	12,188	310,248
Standard Chartered PLC	100,200	1,613,248
Tesco PLC	71,655	343,587
Vodafone Group PLC	370,428	327,047
Wise PLC, Class A(2)	24,473	306,817
WPP PLC	91,592	743,004
		31,779,193
United States — 2.0%
Autoliv, Inc.	8,182	796,518
CRH PLC	24,854	2,548,032
Flex Ltd.(2)	9,478	359,121
Janus Henderson Group PLC	12,959	546,870
TechnipFMC PLC	19,842	584,148
Waste Connections, Inc.	1,642	311,586
		5,146,275
TOTAL COMMON STOCKS (Cost $225,230,600)		252,639,347
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,495,028	1,495,028
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,361,517	4,361,517
TOTAL SHORT-TERM INVESTMENTS (Cost $5,856,545)		5,856,545
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $231,087,145)		258,495,899
OTHER ASSETS AND LIABILITIES — (1.4)%		(3,651,337)
TOTAL NET ASSETS — 100.0%		$254,844,562

17

Quality Diversified International ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.8%
Industrials	15.7%
Health Care	12.9%
Consumer Discretionary	11.5%
Information Technology	10.1%
Materials	7.9%
Consumer Staples	7.4%
Energy	5.4%
Communication Services	4.3%
Utilities	2.9%
Real Estate	0.2%
Short-Term Investments	2.3%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,044,133. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,552,545, which includes securities collateral of $5,191,028.

See Notes to Financial Statements.
18

FEBRUARY 28, 2025 (UNAUDITED)

Quality Preferred ETF
	Shares/Principal Amount	Value
PREFERRED STOCKS — 71.2%
Automobiles — 1.7%
Ford Motor Co., 6.00%	23,521	$517,227
Ford Motor Co., 6.20%	15,294	346,562
Ford Motor Co., 6.50%	16,110	385,029
		1,248,818
Banks — 22.1%
Bank of America Corp., 5.00%	41,435	891,681
Bank of America Corp., 5.09%(1)	11,547	268,237
Bank of America Corp., 5.22%(1)	15,837	364,726
Bank of America Corp., 5.875%	901,000	907,376
Bank of America Corp., 6.125%	160,000	162,367
Bank of America Corp., 6.30%	1,068,999	1,081,567
Citizens Financial Group, Inc., 5.00%	17,416	351,977
First Citizens BancShares, Inc., 5.625%	8,148	186,345
Huntington Bancshares, Inc., 4.50%	19,038	351,061
JPMorgan Chase & Co., 4.20%	29,995	578,903
JPMorgan Chase & Co., 4.55%	19,596	403,090
JPMorgan Chase & Co., 4.625%	19,819	412,830
JPMorgan Chase & Co., 4.75%	26,926	579,448
JPMorgan Chase & Co., 5.75%	62,082	1,560,121
M&T Bank Corp., 7.50%(1)	41,337	1,121,473
PNC Financial Services Group, Inc., 5.00%(1)	92,000	91,903
PNC Financial Services Group, Inc., 6.00%	180,000	179,953
PNC Financial Services Group, Inc., 6.20%(1)	460,000	466,751
PNC Financial Services Group, Inc., 6.25%	492,000	495,120
Regions Financial Corp., 4.45%	18,161	331,983
Regions Financial Corp., 5.70%	23,415	572,965
Regions Financial Corp., 6.95%	29,400	766,458
Truist Financial Corp., 4.75%(1)	29,293	596,698
Truist Financial Corp., 5.11%	11,316	264,115
Truist Financial Corp., 5.125%	194,000	189,717
Truist Financial Corp., 5.25%	36,853	826,244
U.S. Bancorp, 5.16%(1)	52,250	1,213,245
Wells Fargo & Co., 3.90%	70,000	68,690
Wells Fargo & Co., 4.75%(1)	27,644	566,426
Wells Fargo & Co., 5.625%(1)	23,875	576,820
		16,428,290
Capital Markets — 11.1%
Affiliated Managers Group, Inc., 4.20%	22,179	359,743
Affiliated Managers Group, Inc., 4.75%	14,617	272,753
Affiliated Managers Group, Inc., 5.875%(1)	49,052	1,113,480
Brookfield Finance, Inc., 4.625%	7,719	131,532
Brookfield Oaktree Holdings LLC, 6.55%	23,365	509,357
Brookfield Oaktree Holdings LLC, 6.625%	23,082	513,805
Charles Schwab Corp., 4.45%(1)	19,367	384,241
Morgan Stanley, 4.25%	40,549	771,648
Morgan Stanley, 5.26%	2,163	51,652
Morgan Stanley, 5.85%	33,488	832,512
Morgan Stanley, 6.375%	21,254	536,238
Morgan Stanley, 6.50%	13,250	339,863
State Street Corp., 5.35%(1)	69,924	1,671,184
19

Quality Preferred ETF
	Shares/Principal Amount	Value
Stifel Financial Corp., 5.20%	12,432	$276,612
TPG Operating Group II LP, 6.95%	19,142	491,567
		8,256,187
Chemicals — 0.3%
EIDP, Inc., 4.50%	3,471	254,147
Consumer Finance — 3.7%
Capital One Financial Corp., 4.25%	8,394	144,377
Capital One Financial Corp., 4.375%	24,327	426,452
Capital One Financial Corp., 4.80%	59,342	1,153,015
Capital One Financial Corp., 5.00%(1)	50,552	1,012,051
		2,735,895
Diversified Telecommunication Services — 2.2%
AT&T, Inc., 4.75%	40,518	807,524
AT&T, Inc., 5.00%	31,814	681,456
AT&T, Inc., 5.35%	4,663	111,445
		1,600,425
Electric Utilities — 6.0%
BIP Bermuda Holdings I Ltd., 5.125%	16,230	284,187
Brookfield Infrastructure Finance ULC, 5.00%	21,580	394,914
SCE Trust IV, 5.375%	15,419	366,972
SCE Trust V, 5.45%	40,450	972,014
SCE Trust VI, 5.00%	7,431	135,244
SCE Trust VII, 7.50%	20,901	496,608
Southern Co., 4.20%	98,511	1,851,022
		4,500,961
Financial Services — 2.3%
Equitable Holdings, Inc., 4.30%	21,792	400,537
Equitable Holdings, Inc., 5.25%	42,120	903,895
Jackson Financial, Inc., 8.00%(1)	16,390	432,205
		1,736,637
Food Products — 0.4%
CHS, Inc., 6.75%	11,811	302,125
Independent Power and Renewable Electricity Producers — 2.1%
Tennessee Valley Authority, 2.13%	11,843	276,415
Tennessee Valley Authority, 2.22%	56,510	1,304,251
		1,580,666
Insurance — 9.7%
American Financial Group, Inc., 5.125%	11,997	246,418
American Financial Group, Inc., 5.625%	10,596	232,052
Arch Capital Group Ltd., 4.55%	23,437	437,803
Arch Capital Group Ltd., 5.45%	16,225	353,867
Assurant, Inc., 5.25%	18,575	374,844
Athene Holding Ltd., 4.875%	30,673	556,715
Athene Holding Ltd., 7.75%	23,302	611,444
Axis Capital Holdings Ltd., 5.50%	51,037	1,087,088
F&G Annuities & Life, Inc., 7.95%	16,229	427,310
Globe Life, Inc., 4.25%	13,622	220,949
Lincoln National Corp., 9.00%	36,403	979,241
Mitsui Sumitomo Insurance Co. Ltd., 4.95%(2)	190,000	189,269
Reinsurance Group of America, Inc., 5.75%	18,843	465,611
RenaissanceRe Holdings Ltd., 5.75%	12,189	275,471
W.R. Berkley Corp., 4.125%	19,697	356,713
W.R. Berkley Corp., 5.10%	8,866	186,363
20

Quality Preferred ETF
	Shares/Principal Amount	Value
W.R. Berkley Corp., 5.70%(1)	9,913	$230,973
		7,232,131
Oil, Gas and Consumable Fuels — 1.4%
Energy Transfer LP, 6.625%	390,000	389,338
Energy Transfer LP, 7.125%	616,000	627,684
		1,017,022
Retail REITs — 0.9%
Agree Realty Corp., 4.25%	13,370	237,317
Federal Realty Investment Trust, 5.00%(1)	6,169	133,559
Kimco Realty Corp., 5.25%	13,993	304,348
		675,224
Specialized REITs — 3.7%
EPR Properties, 5.75%	11,130	233,730
National Storage Affiliates Trust, 6.00%	12,602	278,000
Public Storage, 3.875%	16,539	276,532
Public Storage, 3.90%	13,374	225,620
Public Storage, 4.00%	27,924	481,968
Public Storage, 4.00%	28,331	486,443
Public Storage, 4.10%	14,131	248,423
Public Storage, 4.875%	9,929	207,417
Public Storage, 5.60%	13,627	329,228
		2,767,361
Trading Companies and Distributors — 2.1%
WESCO International, Inc., 10.625%	59,866	1,548,733
Wireless Telecommunication Services — 1.5%
U.S. Cellular Corp., 5.50%	23,801	526,002
U.S. Cellular Corp., 6.25%	24,207	577,337
		1,103,339
TOTAL PREFERRED STOCKS (Cost $54,008,114)		52,987,961
CONVERTIBLE PREFERRED STOCKS — 18.8%
Aerospace and Defense — 2.0%
Boeing Co., 6.00%, 10/15/27	25,108	1,506,103
Banks — 3.1%
Wells Fargo & Co., 7.50%	1,898	2,320,535
Capital Markets — 2.8%
Ares Management Corp., 6.75%, 10/1/27	38,150	2,066,204
Electric Utilities — 4.9%
NextEra Energy, Inc., 6.93%, 9/1/25	79,857	3,229,266
NextEra Energy, Inc., 7.30%, 6/1/27	9,024	432,340
		3,661,606
Financial Services — 3.0%
Apollo Global Management, Inc., 6.75%, 7/31/26	28,394	2,241,677
Machinery — 1.0%
Chart Industries, Inc., 6.75%, 12/15/25	9,875	694,756
Technology Hardware, Storage and Peripherals — 2.0%
Hewlett Packard Enterprise Co., 7.625%, 9/1/27	25,656	1,478,555
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $14,081,027)		13,969,436
CORPORATE BONDS — 8.9%
Electric Utilities — 0.6%
American Electric Power Co., Inc., VRN, 6.95%, 12/15/54	$462,000	473,303
Financial Services — 0.3%
Corebridge Financial, Inc., VRN, 6.875%, 12/15/52	177,000	182,026
21

Quality Preferred ETF
	Shares/Principal Amount	Value
Insurance — 5.8%
ACE Capital Trust II, 9.70%, 4/1/30	$385,000	$451,523
Aegon Ltd., VRN, 5.50%, 4/11/48	191,000	190,786
Allstate Corp., VRN, 6.50%, 5/15/67	1,156,000	1,169,627
Athene Holding Ltd., VRN, 6.625%, 10/15/54	1,610,000	1,616,783
MetLife Capital Trust IV, 7.875%, 12/15/67(2)	171,000	188,462
MetLife, Inc., 6.40%, 12/15/66	179,000	185,768
MetLife, Inc., 9.25%, 4/8/68(2)	159,000	189,272
Nippon Life Insurance Co., VRN, 3.40%, 1/23/50(2)	175,000	160,660
PartnerRe Finance B LLC, VRN, 4.50%, 10/1/50	196,000	181,891
		4,334,772
Multi-Utilities — 0.2%
CMS Energy Corp., VRN, 3.75%, 12/1/50	199,000	175,617
Oil, Gas and Consumable Fuels — 1.7%
Enbridge, Inc., VRN, 5.50%, 7/15/77	299,000	292,304
Enbridge, Inc., VRN, 6.25%, 3/1/78	158,000	157,277
Enbridge, Inc., VRN, 7.375%, 1/15/83	362,000	371,173
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	94,000	92,359
Transcanada Trust, VRN, 5.50%, 9/15/79	392,000	379,646
		1,292,759
Wireless Telecommunication Services — 0.3%
Vodafone Group PLC, VRN, 5.125%, 6/4/81	243,000	188,028
TOTAL CORPORATE BONDS (Cost $6,499,272)		6,646,505
SHORT-TERM INVESTMENTS — 4.7%
Money Market Funds — 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	169,082	169,082
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,318,325	3,318,325
TOTAL SHORT-TERM INVESTMENTS (Cost $3,487,407)		3,487,407
TOTAL INVESTMENT SECURITIES — 103.6% (Cost $78,075,820)		77,091,309
OTHER ASSETS AND LIABILITIES — (3.6)%		(2,682,261)
TOTAL NET ASSETS — 100.0%		$74,409,048

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,240,879. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $727,663, which represented 1.0% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,321,109, which includes securities collateral of $2,784.

See Notes to Financial Statements.
22

FEBRUARY 28, 2025 (UNAUDITED)

U.S. Quality Growth ETF
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 3.9%
Axon Enterprise, Inc.(1)	3,960	$2,092,662
General Electric Co.	122,049	25,261,702
Howmet Aerospace, Inc.	156,544	21,383,910
		48,738,274
Automobile Components — 0.1%
Aptiv PLC(1)	16,412	1,068,749
Banks — 0.2%
Wells Fargo & Co.	26,225	2,053,942
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	792	1,122,359
Biotechnology — 0.8%
Alkermes PLC(1)	30,985	1,063,715
Exelixis, Inc.(1)	118,792	4,596,062
Gilead Sciences, Inc.	9,954	1,137,842
Halozyme Therapeutics, Inc.(1)	37,901	2,241,844
United Therapeutics Corp.(1)	3,031	970,072
		10,009,535
Broadline Retail — 2.8%
Amazon.com, Inc.(1)	136,431	28,961,573
Dillard's, Inc., Class A	4,537	1,765,301
Etsy, Inc.(1)	21,350	1,092,906
Ollie's Bargain Outlet Holdings, Inc.(1)	21,001	2,173,814
		33,993,594
Building Products — 0.6%
A.O. Smith Corp.	16,587	1,102,704
AAON, Inc.	19,613	1,506,278
AZEK Co., Inc.(1)	43,925	2,057,886
Carlisle Cos., Inc.	3,269	1,113,945
Trane Technologies PLC	5,729	2,026,347
		7,807,160
Capital Markets — 1.8%
Charles Schwab Corp.	25,267	2,009,485
Coinbase Global, Inc., Class A(1)	13,284	2,864,296
Evercore, Inc., Class A	17,501	4,231,742
Interactive Brokers Group, Inc., Class A	25,831	5,279,856
Moody's Corp.	4,063	2,047,508
Morningstar, Inc.	6,301	1,976,750
Piper Sandler Cos.	7,579	2,195,030
SEI Investments Co.	13,637	1,091,642
		21,696,309
Chemicals — 0.3%
Ecolab, Inc.	7,679	2,065,728
NewMarket Corp.	2,955	1,684,675
		3,750,403
Commercial Services and Supplies — 0.4%
Cintas Corp.	9,942	2,062,965
MSA Safety, Inc.	6,910	1,131,167
Rollins, Inc.	39,626	2,076,006
		5,270,138
Communications Equipment — 2.0%
Arista Networks, Inc.(1)	254,469	23,678,341
23

U.S. Quality Growth ETF
	Shares	Value
F5, Inc.(1)	3,703	$1,082,868
		24,761,209
Construction and Engineering — 0.6%
Comfort Systems USA, Inc.	5,584	2,028,835
EMCOR Group, Inc.	5,027	2,055,591
Valmont Industries, Inc.	8,958	3,120,698
		7,205,124
Consumer Finance — 0.2%
American Express Co.	6,880	2,070,605
Consumer Staples Distribution & Retail — 4.0%
Costco Wholesale Corp.	27,492	28,828,386
Maplebear, Inc.(1)	59,712	2,453,566
Sprouts Farmers Market, Inc.(1)	92,721	13,759,796
Target Corp.	8,807	1,094,182
U.S. Foods Holding Corp.(1)	28,993	2,078,218
Walmart, Inc.	17,739	1,749,243
		49,963,391
Diversified Consumer Services — 0.2%
Duolingo, Inc.(1)	5,275	1,646,169
H&R Block, Inc.	20,937	1,141,276
		2,787,445
Electric Utilities — 0.5%
Constellation Energy Corp.	17,068	4,276,302
Southern Co.	22,992	2,064,452
		6,340,754
Electrical Equipment — 1.1%
Acuity Brands, Inc.	34,883	10,364,786
GE Vernova, Inc.	6,199	2,077,781
NEXTracker, Inc., Class A(1)	23,729	1,044,550
		13,487,117
Electronic Equipment, Instruments and Components — 1.7%
Badger Meter, Inc.	9,667	2,033,260
Fabrinet(1)	9,160	1,832,458
Jabil, Inc.	106,719	16,532,908
		20,398,626
Energy Equipment and Services — 0.2%
Baker Hughes Co.	44,551	1,986,529
Weatherford International PLC	16,714	1,034,764
		3,021,293
Entertainment — 5.7%
Netflix, Inc.(1)	37,404	36,676,866
Spotify Technology SA(1)	51,480	31,300,355
Walt Disney Co.	18,705	2,128,629
		70,105,850
Financial Services — 1.9%
Affirm Holdings, Inc.(1)	29,649	1,901,983
Euronet Worldwide, Inc.(1)	10,794	1,105,953
Fiserv, Inc.(1)	8,748	2,061,816
Mastercard, Inc., Class A	4,969	2,863,685
Toast, Inc., Class A(1)	53,911	2,080,965
Visa, Inc., Class A	35,489	12,872,215
		22,886,617
Food Products — 0.2%
Lancaster Colony Corp.	10,433	1,994,320
24

U.S. Quality Growth ETF
	Shares	Value
Gas Utilities — 0.4%
National Fuel Gas Co.	27,965	$2,102,968
UGI Corp.	87,219	2,979,401
		5,082,369
Ground Transportation — 2.5%
Lyft, Inc., Class A(1)	83,860	1,118,692
Uber Technologies, Inc.(1)	396,347	30,126,336
		31,245,028
Health Care Equipment and Supplies — 7.0%
Abbott Laboratories	23,175	3,198,382
Boston Scientific Corp.(1)	272,310	28,263,055
Dexcom, Inc.(1)	241,254	21,319,616
IDEXX Laboratories, Inc.(1)	6,906	3,018,682
Inspire Medical Systems, Inc.(1)	17,634	3,272,694
Insulet Corp.(1)	75,738	20,621,185
Intuitive Surgical, Inc.(1)	3,434	1,968,197
Merit Medical Systems, Inc.(1)	19,702	2,010,392
ResMed, Inc.	13,496	3,151,586
		86,823,789
Health Care Providers and Services — 0.3%
Chemed Corp.	2,004	1,204,003
Hims & Hers Health, Inc.(1)	63,450	2,860,961
		4,064,964
Health Care Technology — 0.4%
Doximity, Inc., Class A(1)	71,290	5,025,945
Hotels, Restaurants and Leisure — 6.0%
Airbnb, Inc., Class A(1)	21,406	2,972,651
Booking Holdings, Inc.	8,772	44,000,440
DoorDash, Inc., Class A(1)	121,982	24,206,108
Expedia Group, Inc.(1)	5,561	1,100,855
Viking Holdings Ltd.(1)	42,307	2,034,967
		74,315,021
Household Durables — 0.3%
Garmin Ltd.	9,045	2,070,672
Somnigroup International, Inc.	32,108	2,051,059
		4,121,731
Household Products — 0.4%
Clorox Co.	6,960	1,088,474
Colgate-Palmolive Co.	12,232	1,115,192
Kimberly-Clark Corp.	7,803	1,108,104
Procter & Gamble Co.	6,429	1,117,617
		4,429,387
Insurance — 2.5%
Progressive Corp.	111,004	31,303,128
Interactive Media and Services — 4.8%
Alphabet, Inc., Class A	84,410	14,373,335
Match Group, Inc.	33,396	1,058,987
Meta Platforms, Inc., Class A	64,041	42,792,196
Pinterest, Inc., Class A(1)	29,006	1,072,642
		59,297,160
IT Services — 1.8%
Accenture PLC, Class A	8,585	2,991,872
Amdocs Ltd.	12,437	1,085,128
GoDaddy, Inc., Class A(1)	6,174	1,108,233
25

U.S. Quality Growth ETF
	Shares	Value
International Business Machines Corp.	4,186	$1,056,714
VeriSign, Inc.(1)	65,403	15,558,066
		21,800,013
Leisure Products — 0.1%
Mattel, Inc.(1)	51,744	1,102,147
Life Sciences Tools and Services — 0.2%
Medpace Holdings, Inc.(1)	3,217	1,052,988
Mettler-Toledo International, Inc.(1)	851	1,083,085
		2,136,073
Machinery — 0.7%
Caterpillar, Inc.	3,219	1,107,175
Donaldson Co., Inc.	15,910	1,099,222
Federal Signal Corp.	21,689	1,762,882
Lincoln Electric Holdings, Inc.	15,086	3,118,125
Toro Co.	13,682	1,097,433
Watts Water Technologies, Inc., Class A	5,092	1,092,642
		9,277,479
Media — 0.3%
New York Times Co., Class A	65,102	3,130,755
Metals and Mining — 0.7%
Carpenter Technology Corp.	41,650	8,624,465
Oil, Gas and Consumable Fuels — 1.3%
Cheniere Energy, Inc.	9,190	2,100,466
DT Midstream, Inc.	20,630	1,982,337
Marathon Petroleum Corp.	25,289	3,797,902
Targa Resources Corp.	10,144	2,046,248
Texas Pacific Land Corp.	1,511	2,157,632
Valero Energy Corp.	29,905	3,909,481
		15,994,066
Personal Care Products — 0.2%
BellRing Brands, Inc.(1)	27,853	2,041,068
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	19,603	1,168,731
Corcept Therapeutics, Inc.(1)	17,224	1,043,430
Eli Lilly & Co.	41,826	38,506,270
Johnson & Johnson	6,744	1,112,895
Merck & Co., Inc.	171,188	15,792,093
		57,623,419
Professional Services — 1.1%
Automatic Data Processing, Inc.	6,541	2,061,592
Booz Allen Hamilton Holding Corp.	76,569	8,120,908
Genpact Ltd.	20,552	1,093,778
Verisk Analytics, Inc.	6,887	2,044,819
		13,321,097
Real Estate Management and Development — 1.0%
CBRE Group, Inc., Class A(1)	25,752	3,655,239
Jones Lang LaSalle, Inc.(1)	32,811	8,920,983
		12,576,222
Semiconductors and Semiconductor Equipment — 5.8%
Applied Materials, Inc.	27,228	4,303,930
Broadcom, Inc.	11,391	2,271,707
Cirrus Logic, Inc.(1)	38,702	4,033,135
KLA Corp.	4,146	2,938,851
Lam Research Corp.	125,406	9,623,656
Lattice Semiconductor Corp.(1)	30,448	1,898,128
26

U.S. Quality Growth ETF
	Shares	Value
Monolithic Power Systems, Inc.	18,446	$11,270,691
NVIDIA Corp.	186,077	23,244,739
QUALCOMM, Inc.	79,384	12,476,783
		72,061,620
Software — 19.1%
Adobe, Inc.(1)	29,205	12,808,145
AppLovin Corp., Class A(1)	60,231	19,619,646
Atlassian Corp., Class A(1)	37,694	10,714,896
Clearwater Analytics Holdings, Inc., Class A(1)	65,017	2,022,029
Commvault Systems, Inc.(1)	36,655	6,251,877
Crowdstrike Holdings, Inc., Class A(1)	5,636	2,196,124
DocuSign, Inc.(1)	76,345	6,349,614
Dolby Laboratories, Inc., Class A	13,417	1,094,961
Dropbox, Inc., Class A(1)	163,767	4,254,667
Dynatrace, Inc.(1)	52,218	2,989,480
Elastic NV(1)	86,709	10,089,459
Fair Isaac Corp.(1)	1,842	3,474,657
Fortinet, Inc.(1)	106,893	11,545,513
Guidewire Software, Inc.(1)	9,978	2,008,771
HubSpot, Inc.(1)	13,343	9,660,198
Microsoft Corp.	42,512	16,876,839
Nutanix, Inc., Class A(1)	269,009	20,684,102
Palantir Technologies, Inc., Class A(1)	203,055	17,243,431
Palo Alto Networks, Inc.(1)	196,416	37,403,499
Pegasystems, Inc.	28,101	2,206,209
Procore Technologies, Inc.(1)	24,710	1,889,574
Qualys, Inc.(1)	8,036	1,056,412
Salesforce, Inc.	48,951	14,580,055
ServiceNow, Inc.(1)	2,939	2,732,565
Tenable Holdings, Inc.(1)	52,970	2,020,276
Workday, Inc., Class A(1)	50,612	13,328,164
Zoom Communications, Inc., Class A(1)	13,266	977,704
		236,078,867
Specialized REITs — 0.2%
SBA Communications Corp.	9,409	2,050,221
Specialty Retail — 4.4%
Abercrombie & Fitch Co., Class A(1)	21,864	2,251,773
Carvana Co.(1)	9,103	2,121,909
Gap, Inc.	196,918	4,452,316
Home Depot, Inc.	2,798	1,109,687
Lowe's Cos., Inc.	4,576	1,137,777
TJX Cos., Inc.	295,653	36,885,668
Ulta Beauty, Inc.(1)	3,027	1,108,972
Williams-Sonoma, Inc.	27,781	5,405,627
		54,473,729
Technology Hardware, Storage and Peripherals — 1.8%
Apple, Inc.	84,098	20,338,260
NetApp, Inc.	8,792	877,530
Pure Storage, Inc., Class A(1)	31,235	1,638,900
		22,854,690
Textiles, Apparel and Luxury Goods — 2.2%
Columbia Sportswear Co.	12,062	1,047,464
Crocs, Inc.(1)	20,342	2,025,453
Deckers Outdoor Corp.(1)	21,333	2,972,967
27

U.S. Quality Growth ETF
	Shares	Value
Lululemon Athletica, Inc.(1)	8,710	$3,184,463
Ralph Lauren Corp.	67,562	18,318,761
		27,549,108
Trading Companies and Distributors — 0.2%
Ferguson Enterprises, Inc.	6,219	1,103,873
MSC Industrial Direct Co., Inc., Class A	13,559	1,089,601
		2,193,474
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,665	2,067,174
TOTAL COMMON STOCKS (Cost $1,107,870,248)		1,233,197,023
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	2,638
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,380,440)	2,380,440	2,380,440
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,110,253,326)		1,235,580,101
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,257,901)
TOTAL NET ASSETS — 100.0%		$1,234,322,200

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
28

FEBRUARY 28, 2025 (UNAUDITED)

U.S. Quality Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 2.6%
Lockheed Martin Corp.	13,979	$6,295,722
Air Freight and Logistics — 1.2%
FedEx Corp.	1,568	412,227
United Parcel Service, Inc., Class B	21,869	2,603,067
		3,015,294
Automobile Components — 0.5%
BorgWarner, Inc.	13,512	402,252
Gentex Corp.	16,351	397,656
Lear Corp.	4,133	388,461
		1,188,369
Banks — 0.2%
Wells Fargo & Co.	5,141	402,643
Beverages — 1.4%
Molson Coors Beverage Co., Class B	6,605	404,821
PepsiCo, Inc.	19,369	2,972,560
		3,377,381
Biotechnology — 3.1%
AbbVie, Inc.	14,713	3,075,458
Alkermes PLC(1)	11,282	387,311
Amgen, Inc.	1,315	405,099
Exelixis, Inc.(1)	10,813	418,355
Gilead Sciences, Inc.	28,782	3,290,071
		7,576,294
Broadline Retail — 1.5%
Amazon.com, Inc.(1)	2,830	600,752
Dillard's, Inc., Class A	1,602	623,322
eBay, Inc.	36,663	2,373,563
		3,597,637
Building Products — 1.4%
A.O. Smith Corp.	6,039	401,473
Allegion PLC	1,687	217,134
Carlisle Cos., Inc.	1,195	407,208
Masco Corp.	20,203	1,518,862
Owens Corning	2,408	370,928
Trane Technologies PLC	605	213,988
UFP Industries, Inc.	3,671	392,797
		3,522,390
Capital Markets — 2.6%
Affiliated Managers Group, Inc.	2,398	409,698
Blackrock, Inc.	629	615,024
Charles Schwab Corp.	4,954	393,992
Evercore, Inc., Class A	1,593	385,187
Goldman Sachs Group, Inc.	673	418,801
Morgan Stanley	3,026	402,791
Northern Trust Corp.	3,527	388,746
S&P Global, Inc.	747	398,704
SEI Investments Co.	34,024	2,723,621
T. Rowe Price Group, Inc.	3,750	396,450
		6,533,014
Chemicals — 1.0%
Cabot Corp.	8,605	740,030
29

U.S. Quality Value ETF
	Shares	Value
Ecolab, Inc.	811	$218,167
Linde PLC	1,338	624,913
NewMarket Corp.	1,118	637,383
PPG Industries, Inc.	1,869	211,608
		2,432,101
Commercial Services and Supplies — 0.4%
Cintas Corp.	3,540	734,550
Veralto Corp.	2,186	218,075
		952,625
Communications Equipment — 3.1%
Arista Networks, Inc.(1)	4,054	377,225
Cisco Systems, Inc.	62,279	3,992,706
F5, Inc.(1)	9,437	2,759,662
Juniper Networks, Inc.	11,071	400,770
		7,530,363
Construction and Engineering — 0.5%
EMCOR Group, Inc.	985	402,776
Fluor Corp.(1)	10,561	401,635
Valmont Industries, Inc.	1,141	397,490
		1,201,901
Consumer Finance — 0.5%
American Express Co.	1,349	405,995
OneMain Holdings, Inc.	7,356	395,311
Synchrony Financial	6,489	393,753
		1,195,059
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	385	403,715
Kroger Co.	6,125	397,023
Sprouts Farmers Market, Inc.(1)	1,497	222,155
Target Corp.	3,206	398,313
Walmart, Inc.	61,650	6,079,306
		7,500,512
Containers and Packaging — 0.2%
Amcor PLC	39,899	403,778
Distributors — 0.5%
Genuine Parts Co.	9,908	1,237,311
Diversified Consumer Services — 0.6%
ADT, Inc.	54,213	444,005
H&R Block, Inc.	17,561	957,250
		1,401,255
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	93,186	4,016,317
Electrical Equipment — 1.2%
Acuity Brands, Inc.	2,322	689,936
Eaton Corp. PLC	7,205	2,113,371
Hubbell, Inc.	568	211,063
		3,014,370
Electronic Equipment, Instruments and Components — 3.5%
Arrow Electronics, Inc.(1)	3,578	386,674
Insight Enterprises, Inc.(1)	2,477	381,161
Jabil, Inc.	9,858	1,527,201
TE Connectivity PLC	38,293	5,898,271
Zebra Technologies Corp., Class A(1)	1,281	403,579
		8,596,886
30

U.S. Quality Value ETF
	Shares	Value
Entertainment — 1.5%
Electronic Arts, Inc.	3,043	$392,912
Netflix, Inc.(1)	2,536	2,486,700
Spotify Technology SA(1)	656	398,854
Walt Disney Co.	3,667	417,305
		3,695,771
Financial Services — 3.1%
Berkshire Hathaway, Inc., Class B(1)	847	435,214
Euronet Worldwide, Inc.(1)	3,930	402,668
Fidelity National Information Services, Inc.	5,705	405,740
Fiserv, Inc.(1)	17,150	4,042,083
Global Payments, Inc.	3,862	406,591
Jack Henry & Associates, Inc.	2,328	404,117
Mastercard, Inc., Class A	715	412,062
MGIC Investment Corp.	16,623	409,092
PayPal Holdings, Inc.(1)	5,316	377,702
Visa, Inc., Class A	1,143	414,578
		7,709,847
Food Products — 1.3%
Bunge Global SA	5,454	404,632
Conagra Brands, Inc.	15,450	394,593
General Mills, Inc.	3,517	213,201
Hormel Foods Corp.	7,236	207,167
Ingredion, Inc.	13,056	1,705,244
Tyson Foods, Inc., Class A	6,592	404,353
		3,329,190
Ground Transportation — 0.6%
Lyft, Inc., Class A(1)	30,534	407,324
Uber Technologies, Inc.(1)	5,546	421,551
Union Pacific Corp.	2,524	622,646
		1,451,521
Health Care Equipment and Supplies — 4.5%
Abbott Laboratories	47,818	6,599,362
Hologic, Inc.(1)	6,179	391,687
IDEXX Laboratories, Inc.(1)	474	207,190
Medtronic PLC	38,182	3,513,508
Stryker Corp.	1,041	402,024
		11,113,771
Health Care Providers and Services — 1.4%
Chemed Corp.	729	437,983
Cigna Group	2,045	631,598
DaVita, Inc.(1)	2,798	413,768
Elevance Health, Inc.	1,035	410,771
Humana, Inc.	1,557	421,044
Quest Diagnostics, Inc.	2,313	399,918
UnitedHealth Group, Inc.	854	405,616
Universal Health Services, Inc., Class B	2,213	387,828
		3,508,526
Hotels, Restaurants and Leisure — 2.3%
Booking Holdings, Inc.	717	3,596,479
Boyd Gaming Corp.	5,184	395,332
Domino's Pizza, Inc.	464	227,225
Expedia Group, Inc.(1)	2,025	400,869
McDonald's Corp.	2,018	622,210
31

U.S. Quality Value ETF
	Shares	Value
Starbucks Corp.	3,566	$412,979
		5,655,094
Household Durables — 0.6%
DR Horton, Inc.	3,163	401,100
Mohawk Industries, Inc.(1)	3,438	404,275
PulteGroup, Inc.	3,864	399,074
Toll Brothers, Inc.	3,560	397,438
		1,601,887
Household Products — 5.7%
Clorox Co.	12,301	1,923,754
Colgate-Palmolive Co.	28,777	2,623,599
Kimberly-Clark Corp.	21,197	3,010,186
Procter & Gamble Co.	34,329	5,967,753
Reynolds Consumer Products, Inc.	16,257	397,971
		13,923,263
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	2,892	615,678
Insurance — 2.0%
Allstate Corp.	2,146	427,376
Axis Capital Holdings Ltd.	4,340	420,459
Chubb Ltd.	1,491	425,651
Everest Group Ltd.	1,182	417,506
Globe Life, Inc.	3,250	414,148
Hartford Insurance Group, Inc.	3,576	422,969
Loews Corp.	4,815	417,316
Marsh & McLennan Cos., Inc.	1,732	411,939
Old Republic International Corp.	6,142	236,528
Progressive Corp.	1,528	430,896
Reinsurance Group of America, Inc.	2,104	426,460
Unum Group	5,380	442,720
		4,893,968
Interactive Media and Services — 1.6%
Alphabet, Inc., Class A	19,961	3,398,959
Meta Platforms, Inc., Class A	762	509,168
		3,908,127
IT Services — 7.7%
Accenture PLC, Class A	7,944	2,768,484
Akamai Technologies, Inc.(1)	5,193	418,971
Amdocs Ltd.	59,602	5,200,274
Cognizant Technology Solutions Corp., Class A	42,255	3,521,109
EPAM Systems, Inc.(1)	1,908	393,315
GoDaddy, Inc., Class A(1)	2,293	411,594
International Business Machines Corp.	23,561	5,947,739
VeriSign, Inc.(1)	1,718	408,678
		19,070,164
Life Sciences Tools and Services — 0.3%
Danaher Corp.	1,895	393,705
Thermo Fisher Scientific, Inc.	748	395,662
		789,367
Machinery — 2.9%
Allison Transmission Holdings, Inc.	3,958	402,726
Caterpillar, Inc.	1,858	639,059
Donaldson Co., Inc.	5,792	400,169
Flowserve Corp.	11,067	609,128
32

U.S. Quality Value ETF
	Shares	Value
Illinois Tool Works, Inc.	4,452	$1,175,239
Lincoln Electric Holdings, Inc.	5,503	1,137,415
Otis Worldwide Corp.	13,652	1,362,197
Snap-on, Inc.	2,709	924,230
Watts Water Technologies, Inc., Class A	1,854	397,831
		7,047,994
Media — 3.1%
Charter Communications, Inc., Class A(1)	1,104	401,381
Comcast Corp., Class A	147,165	5,280,280
Fox Corp., Class A	6,997	403,027
New York Times Co., Class A	8,296	398,955
Nexstar Media Group, Inc., Class A	2,664	450,616
Omnicom Group, Inc.	7,449	616,479
		7,550,738
Metals and Mining — 0.2%
Commercial Metals Co.	8,004	387,714
Oil, Gas and Consumable Fuels — 2.9%
APA Corp.	26,899	556,809
Chevron Corp.	18,947	3,005,373
ConocoPhillips	4,068	403,342
Exxon Mobil Corp.	21,189	2,358,972
Marathon Petroleum Corp.	1,396	209,651
Valero Energy Corp.	4,550	594,822
		7,128,969
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.	92,617	5,521,826
Johnson & Johnson	40,415	6,669,283
Merck & Co., Inc.	47,055	4,340,824
		16,531,933
Professional Services — 1.3%
Automatic Data Processing, Inc.	1,282	404,061
Booz Allen Hamilton Holding Corp.	3,548	376,301
CACI International, Inc., Class A(1)	1,219	408,182
FTI Consulting, Inc.(1)	2,419	400,586
Genpact Ltd.	8,405	447,314
Leidos Holdings, Inc.	3,142	408,366
Robert Half, Inc.	6,641	392,417
Science Applications International Corp.	4,073	402,371
		3,239,598
Real Estate Management and Development — 0.2%
Jones Lang LaSalle, Inc.(1)	1,520	413,273
Retail REITs — 1.0%
Simon Property Group, Inc.	13,033	2,425,311
Semiconductors and Semiconductor Equipment — 5.5%
Amkor Technology, Inc.	22,542	475,636
Applied Materials, Inc.	16,218	2,563,579
Broadcom, Inc.	1,822	363,361
Cirrus Logic, Inc.(1)	7,807	813,568
Lam Research Corp.	27,793	2,132,835
Micron Technology, Inc.	4,232	396,242
NVIDIA Corp.	2,964	370,263
Qorvo, Inc.(1)	5,238	380,750
QUALCOMM, Inc.	32,239	5,067,004
Skyworks Solutions, Inc.	5,929	395,227
33

U.S. Quality Value ETF
	Shares	Value
Texas Instruments, Inc.	3,035	$594,830
		13,553,295
Software — 3.5%
Adobe, Inc.(1)	7,174	3,146,230
Commvault Systems, Inc.(1)	2,336	398,428
DocuSign, Inc.(1)	4,746	394,725
Dolby Laboratories, Inc., Class A	14,238	1,161,963
Dropbox, Inc., Class A(1)	14,907	387,284
Intuit, Inc.	705	432,757
Microsoft Corp.	1,807	717,361
Palo Alto Networks, Inc.(1)	2,086	397,237
Pegasystems, Inc.	5,116	401,657
Qualys, Inc.(1)	2,926	384,652
Salesforce, Inc.	1,286	383,035
Zoom Communications, Inc., Class A(1)	4,830	355,971
		8,561,300
Specialized REITs — 0.1%
Lamar Advertising Co., Class A	1,760	218,645
Specialty Retail — 4.9%
Abercrombie & Fitch Co., Class A(1)	4,429	456,143
Best Buy Co., Inc.	21,575	1,939,808
Dick's Sporting Goods, Inc.	1,774	399,327
Gap, Inc.	30,553	690,803
Home Depot, Inc.	7,716	3,060,166
Lowe's Cos., Inc.	17,557	4,365,373
Ross Stores, Inc.	1,571	220,443
TJX Cos., Inc.	5,184	646,756
Williams-Sonoma, Inc.	2,042	397,332
		12,176,151
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	12,108	2,928,199
Dell Technologies, Inc., Class C	3,388	348,151
Hewlett Packard Enterprise Co.	18,849	373,399
HP, Inc.	57,395	1,771,783
NetApp, Inc.	3,830	382,272
		5,803,804
Textiles, Apparel and Luxury Goods — 0.7%
Columbia Sportswear Co.	4,391	381,314
Crocs, Inc.(1)	3,703	368,708
NIKE, Inc., Class B	2,805	222,801
PVH Corp.	5,063	378,915
Ralph Lauren Corp.	1,435	389,086
		1,740,824
Tobacco — 0.3%
Altria Group, Inc.	7,238	404,242
Philip Morris International, Inc.	2,581	400,778
		805,020
Trading Companies and Distributors — 0.6%
MSC Industrial Direct Co., Inc., Class A	15,570	1,251,205
WW Grainger, Inc.	213	217,518
		1,468,723
TOTAL COMMON STOCKS (Cost $231,040,652)		245,310,688
34

U.S. Quality Value ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $812,996)	812,996	$812,996
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $231,853,648)		246,123,684
OTHER ASSETS AND LIABILITIES — 0.0%		89,775
TOTAL NET ASSETS — 100.0%		$246,213,459

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
35

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	Low Volatility ETF	Quality Convertible Securities ETF
Assets
Investment securities, at value (cost of $13,077,984 and $44,083,800, respectively) — including $— and $1,608,805, respectively, of securities on loan	$15,293,209	$47,796,509
Investment made with cash collateral received for securities on loan, at value (cost of $— and $1,640,440, respectively)	—	1,640,440
Total investment securities, at value (cost of $13,077,984 and $45,724,240, respectively)	15,293,209	49,436,949
Cash	—	142
Dividends and interest receivable	13,285	239,964
Securities lending receivable	—	1,663
	15,306,494	49,678,718

Liabilities
Payable for collateral received for securities on loan	—	1,640,440
Accrued management fees	3,584	12,777
	3,584	1,653,217

Net Assets	$15,302,910	$48,025,501

Shares outstanding (unlimited number of shares authorized)	270,000	1,040,000

Net Asset Value Per Share	$56.68	$46.18

Net Assets Consist of:
Capital paid in	$13,006,197	$48,017,109
Distributable earnings (loss)	2,296,713	8,392
	$15,302,910	$48,025,501

See Notes to Financial Statements.
36

FEBRUARY 28, 2025 (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF
Assets
Investment securities, at value (cost of $226,725,628 and $74,757,495, respectively) — including $9,044,133 and $3,240,879, respectively, of securities on loan	$254,134,382	$73,772,984
Investment made with cash collateral received for securities on loan, at value (cost of $4,361,517 and $3,318,325, respectively)	4,361,517	3,318,325
Total investment securities, at value (cost of $231,087,145 and $78,075,820, respectively)	258,495,899	77,091,309
Foreign currency holdings, at value (cost of $6,793 and $—, respectively)	6,728	—
Dividends and interest receivable	776,063	643,866
Securities lending receivable	928	12,061
	259,279,618	77,747,236

Liabilities
Payable for collateral received for securities on loan	4,361,517	3,318,325
Accrued management fees	73,539	19,863
	4,435,056	3,338,188

Net Assets	$254,844,562	$74,409,048

Shares outstanding (unlimited number of shares authorized)	4,950,000	2,040,000

Net Asset Value Per Share	$51.48	$36.48

Net Assets Consist of:
Capital paid in	$275,011,723	$77,764,779
Distributable earnings (loss)	(20,167,161)	(3,355,731)
	$254,844,562	$74,409,048

See Notes to Financial Statements.
37

FEBRUARY 28, 2025 (UNAUDITED)
	U.S. Quality Growth ETF	U.S. Quality Value ETF
Assets
Investment securities, at value (cost of $1,110,253,326 and $231,853,648, respectively)	$1,235,580,101	$246,123,684
Receivable for investments sold	447,690,956	80,232,934
Receivable for capital shares sold	66,689,480	31,546,650
Dividends and interest receivable	867,687	308,622
Securities lending receivable	82	30
	1,750,828,306	358,211,920

Liabilities
Payable for investments purchased	447,362,019	80,376,610
Payable for capital shares redeemed	68,859,315	31,566,850
Accrued management fees	284,772	55,001
	516,506,106	111,998,461

Net Assets	$1,234,322,200	$246,213,459

Shares outstanding (unlimited number of shares authorized)	12,100,000	3,900,000

Net Asset Value Per Share	$102.01	$63.13

Net Assets Consist of:
Capital paid in	$1,099,920,768	$251,172,325
Distributable earnings (loss)	134,401,432	(4,958,866)
	$1,234,322,200	$246,213,459

See Notes to Financial Statements.
38

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Low Volatility ETF	Quality Convertible Securities ETF
Investment Income (Loss)
Income:
Dividends	$85,775	$172,105
Interest	2,204	459,609
Securities lending, net	—	12,791
	87,979	644,505
Expenses:
Management fees	19,179	72,890
Other expenses	9	—
	19,188	72,890

Net investment income (loss)	68,791	571,615

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	590,625	1,023,857

Change in net unrealized appreciation (depreciation) on investments	45,606	840,689

Net realized and unrealized gain (loss)	636,231	1,864,546

Net Increase (Decrease) in Net Assets Resulting from Operations	$705,022	$2,436,161

See Notes to Financial Statements.
39

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $232,641 and $—, respectively)	$2,153,763	$1,964,818
Interest	29,474	457,205
Securities lending, net	30,641	193,083
	2,213,878	2,615,106

Expenses:
Management fees	445,167	133,420
Other expenses	93	—
	445,260	133,420

Net investment income (loss)	1,768,618	2,481,686

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	5,757,229	502,080
Foreign currency translation transactions	(38,955)	—
	5,718,274	502,080

Change in net unrealized appreciation (depreciation) on:
Investments	(4,575,507)	(2,023,984)
Translation of assets and liabilities in foreign currencies	(40,419)	—
	(4,615,926)	(2,023,984)

Net realized and unrealized gain (loss)	1,102,348	(1,521,904)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,870,966	$959,782

See Notes to Financial Statements.
40

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	U.S. Quality Growth ETF	U.S. Quality Value ETF
Investment Income (Loss)
Income:
Dividends	$3,122,880	$2,265,540
Interest	60,555	12,321
Securities lending, net	9,454	346
	3,192,889	2,278,207
Expenses:
Management fees	1,525,686	347,492

Net investment income (loss)	1,667,203	1,930,715

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	101,497,790	21,436,735

Change in net unrealized appreciation (depreciation) on investments	26,678,943	(11,508,039)

Net realized and unrealized gain (loss)	128,176,733	9,928,696

Net Increase (Decrease) in Net Assets Resulting from Operations	$129,843,936	$11,859,411

See Notes to Financial Statements.
41

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Low Volatility ETF		Quality Convertible Securities ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$68,791	$160,125	$571,615	$908,210
Net realized gain (loss)	590,625	581,435	1,023,857	(107,980)
Change in net unrealized appreciation (depreciation)	45,606	1,386,461	840,689	3,748,222
Net increase (decrease) in net assets resulting from operations	705,022	2,128,021	2,436,161	4,548,452

Distributions to Shareholders
From earnings	(69,960)	(168,477)	(610,004)	(1,019,750)

Capital Share Transactions
Proceeds from shares sold	5,033,138	2,905,790	7,237,242	24,633,168
Payments for shares redeemed	(3,314,900)	(1,499,904)	(4,463,980)	(9,306,922)
Net increase (decrease) in net assets from capital share transactions	1,718,238	1,405,886	2,773,262	15,326,246

Net increase (decrease) in net assets	2,353,300	3,365,430	4,599,419	18,854,948

Net Assets
Beginning of period	12,949,610	9,584,180	43,426,082	24,571,134
End of period	$15,302,910	$12,949,610	$48,025,501	$43,426,082

Transactions in Shares of the Funds
Sold	90,000	60,000	160,000	600,000
Redeemed	(60,000)	(30,000)	(100,000)	(220,000)
Net increase (decrease) in shares of the funds	30,000	30,000	60,000	380,000

See Notes to Financial Statements.
42

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Quality Diversified International ETF		Quality Preferred ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,768,618	$5,987,203	$2,481,686	$3,839,922
Net realized gain (loss)	5,718,274	22,768,164	502,080	(169,354)
Change in net unrealized appreciation (depreciation)	(4,615,926)	12,741,239	(2,023,984)	2,605,988
Net increase (decrease) in net assets resulting from operations	2,870,966	41,496,606	959,782	6,276,556

Distributions to Shareholders
From earnings	(2,896,530)	(7,329,595)	(2,685,074)	(3,762,773)

Capital Share Transactions
Proceeds from shares sold	80,986,462	83,352,771	17,486,181	58,886,032
Payments for shares redeemed	(39,916,350)	(117,564,501)	(21,635,124)	(18,291,378)
Other capital	4,771	—	11,700	45,394
Net increase (decrease) in net assets from capital share transactions	41,074,883	(34,211,730)	(4,137,243)	40,640,048

Net increase (decrease) in net assets	41,049,319	(44,719)	(5,862,535)	43,153,831

Net Assets
Beginning of period	213,795,243	213,839,962	80,271,583	37,117,752
End of period	$254,844,562	$213,795,243	$74,409,048	$80,271,583

Transactions in Shares of the Funds
Sold	1,600,000	1,750,000	465,000	1,620,000
Redeemed	(800,000)	(2,450,000)	(585,000)	(510,000)
Net increase (decrease) in shares of the funds	800,000	(700,000)	(120,000)	1,110,000

See Notes to Financial Statements.
43

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	U.S. Quality Growth ETF		U.S. Quality Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,667,203	$2,746,564	$1,930,715	$3,500,289
Net realized gain (loss)	101,497,790	143,520,392	21,436,735	35,508,625
Change in net unrealized appreciation (depreciation)	26,678,943	47,351,068	(11,508,039)	6,664,205
Net increase (decrease) in net assets resulting from operations	129,843,936	193,618,024	11,859,411	45,673,119

Distributions to Shareholders
From earnings	(969,073)	(2,799,933)	(1,930,798)	(3,477,643)

Capital Share Transactions
Proceeds from shares sold	586,708,625	840,204,248	115,964,510	163,456,488
Payments for shares redeemed	(341,635,785)	(842,055,380)	(115,648,430)	(183,709,495)
Net increase (decrease) in net assets from capital share transactions	245,072,840	(1,851,132)	316,080	(20,253,007)

Net increase (decrease) in net assets	373,947,703	188,966,959	10,244,693	21,942,469

Net Assets
Beginning of period	860,374,497	671,407,538	235,968,766	214,026,297
End of period	$1,234,322,200	$860,374,497	$246,213,459	$235,968,766

Transactions in Shares of the Funds
Sold	5,850,000	10,550,000	1,850,000	2,925,000
Redeemed	(3,425,000)	(10,450,000)	(1,825,000)	(3,300,000)
Net increase (decrease) in shares of the funds	2,425,000	100,000	25,000	(375,000)

See Notes to Financial Statements.
44

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Low Volatility ETF (Low Volatility ETF), American Century Quality Convertible Securities ETF (Quality Convertible Securities ETF), American Century Quality Diversified International ETF (Quality Diversified International ETF), American Century Quality Preferred ETF (Quality Preferred ETF), American Century U.S. Quality Growth ETF (U.S. Quality Growth ETF) and American Century U.S. Quality Value ETF (U.S. Quality Value ETF) are six funds in a series issued by the trust. Low Volatility ETF’s investment objective is to seek capital appreciation. Quality Convertible Securities ETF’s investment objective is to seek total return. Quality Preferred ETF's investment objective is to seek current income and capital appreciation. Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF's investment objectives are to seek to provide investment results that closely correspond, before fees and expenses, to the performance of each fund's underlying index. Shares of Low Volatility ETF, Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF are listed for trading on the NYSE Arca, Inc. Shares of Quality Convertible Securities ETF and Quality Preferred ETF are listed for trading on the Cboe BZX Exchange, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
45

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly for Quality Convertible Securities ETF and Quality Preferred ETF. Distributions from net investment income, if any, are generally declared and paid quarterly for Low Volatility ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF. Distributions from net investment income, if any, are generally declared and paid semiannually for Quality Diversified International ETF. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

46

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Quality Convertible Securities ETF
Convertible Bonds	$1,153,260	—	—	—	$1,153,260
Convertible Preferred Stocks	487,180	—	—	—	487,180
Total Borrowings	$1,640,440	—	—	—	$1,640,440
Gross amount of recognized liabilities for securities lending transactions					$1,640,440

Quality Diversified International ETF
Common Stocks	$4,361,517	—	—	—	$4,361,517
Gross amount of recognized liabilities for securities lending transactions					$4,361,517

Quality Preferred ETF
Preferred Stocks	$3,318,325	—	—	—	$3,318,325
Gross amount of recognized liabilities for securities lending transactions					$3,318,325
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 27%, 7% and 39% of the shares of Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF, respectively.  Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 35% of the shares of Low Volatility ETF. ACIM owns 37% of the shares of Low Volatility ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Low Volatility ETF	0.29%
Quality Convertible Securities ETF	0.32%
Quality Diversified International ETF	0.39%
Quality Preferred ETF	0.32%
U.S. Quality Growth ETF	0.29%
U.S. Quality Value ETF	0.29%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, for Quality Convertible Securities ETF, the interfund sales were $9,622 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(1,415) in net realized gain (loss) on investment transactions. For Quality Preferred  ETF, the interfund purchases were $9,622 and there were no interfund sales.

47

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2025 were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Purchases	$3,334,158	$9,793,683	$141,667,199	$29,779,120	$880,560,851	$167,560,804
Sales	$2,167,296	$9,339,087	$102,949,656	$24,818,780	$863,257,403	$163,953,567

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Low Volatility ETF	$2,448,913	$1,984,152	$520,820
Quality Convertible Securities ETF	$7,117,637	$4,399,926	$606,334
Quality Diversified International ETF	$39,261,648	$38,633,647	$9,076,903
Quality Preferred ETF	$7,443,811	$18,237,913	$561,035
U.S. Quality Growth ETF	$579,083,614	$338,942,955	$109,764,901
U.S. Quality Value ETF	$110,543,041	$113,962,577	$25,127,218
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Low Volatility ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$15,150,221	—	—
Short-Term Investments	142,988	—	—
	$15,293,209	—	—

48

Quality Convertible Securities ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$41,193,983	—
Convertible Preferred Stocks	—	6,520,883	—
Short-Term Investments	$1,722,083	—	—
	$1,722,083	$47,714,866	—

Quality Diversified International ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$9,102,079	$14,895,724	—
Israel	1,996,515	2,287,943	—
Italy	2,448,284	9,652,637	—
Singapore	264,466	3,774,522	—
Switzerland	285,402	15,302,254	—
United States	5,146,275	—	—
Other Countries	—	187,483,246	—
Warrants	—	7	—
Short-Term Investments	5,856,545	—	—
	$25,099,566	$233,396,333	—

Quality Preferred ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$48,138,226	$4,849,735	—
Convertible Preferred Stocks	—	13,969,436	—
Corporate Bonds	—	6,646,505	—
Short-Term Investments	3,487,407	—	—
	$51,625,633	$25,465,676	—

U.S. Quality Growth ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,233,197,023	—	—
Rights	2,638	—	—
Short-Term Investments	2,380,440	—	—
	$1,235,580,101	—	—

U.S. Quality Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$245,310,688	—	—
Short-Term Investments	812,996	—	—
	$246,123,684	—	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the
49

funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF
Federal tax cost of investments	$13,091,491	$45,746,865	$232,256,206
Gross tax appreciation of investments	$2,275,613	$4,719,575	$34,779,551
Gross tax depreciation of investments	(73,895)	(1,029,491)	(8,539,858)
Net tax appreciation (depreciation) of investments	$2,201,718	$3,690,084	$26,239,693

	Quality Preferred ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Federal tax cost of investments	$78,170,295	$1,111,222,145	$232,979,026
Gross tax appreciation of investments	$1,187,818	$137,328,908	$17,791,846
Gross tax depreciation of investments	(2,266,804)	(12,970,952)	(4,647,188)
Net tax appreciation (depreciation) of investments	$(1,078,986)	$124,357,956	$13,144,658

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Low Volatility ETF	$(506,410)	—
Quality Convertible Securities ETF	$(2,729,124)	$(1,988,657)
Quality Diversified International ETF	$(41,610,859)	$(9,914,982)
Quality Preferred ETF	$(1,400,279)	$(1,655,688)
U.S. Quality Growth ETF	$(83,758,826)	$(8,515,547)
U.S. Quality Value ETF	$(32,767,246)	$(7,488,027)

9. Corporate Event

On March 12, 2025, the Board of Trustees approved a plan of liquidation for Low Volatility ETF. The liquidation date is expected to be April 29, 2025.
50

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Low Volatility ETF
2025(4)	$53.96	0.28	2.73	3.01	(0.29)	$56.68	5.60%	0.29%	1.04%	16%	$15,303
2024	$45.64	0.69	8.37	9.06	(0.74)	$53.96	20.05%	0.29%	1.41%	53%	$12,950
2023	$41.39	0.74	4.16	4.90	(0.65)	$45.64	11.96%	0.29%	1.71%	176%	$9,584
2022	$47.65	0.68	(6.35)	(5.67)	(0.59)	$41.39	(11.98)%	0.29%	1.52%	167%	$7,450
2021(5)	$39.84	0.34	7.70	8.04	(0.23)	$47.65	20.26%	0.29%	1.24%	61%	$6,433

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)January 12, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Convertible Securities ETF
2025(4)	$44.31	0.57	1.91	2.48	(0.61)	—	$46.18	5.62%	0.32%	2.51%	21%	$48,026
2024	$40.95	1.02	3.53	4.55	(1.19)	—	$44.31	11.37%	0.32%	2.44%	63%	$43,426
2023	$41.06	0.97	(0.05)	0.92	(1.12)	0.09	$40.95	2.56%	0.32%	2.41%	46%	$24,571
2022	$48.23	0.80	(7.10)	(6.30)	(0.92)	0.05	$41.06	(13.13)%	0.32%	1.79%	64%	$24,638
2021(5)	$50.00	0.39	(1.95)	(1.56)	(0.25)	0.04	$48.23	(3.03)%	0.32%	1.53%	110%	$26,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)February 16, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2025(4)	$51.52	0.38	0.22	0.60	(0.64)	0.00(5)	$51.48	1.24%	0.39%	1.55%	45%	$254,845
2024	$44.09	1.28	7.79	9.07	(1.64)	—	$51.52	20.91%	0.39%	2.73%	78%	$213,795
2023	$38.43	1.38	5.72	7.10	(1.44)	—	$44.09	18.67%	0.39%	3.31%	119%	$213,840
2022	$52.76	1.45	(14.40)	(12.95)	(1.38)	—	$38.43	(24.82)%	0.39%	3.15%	108%	$190,249
2021	$43.09	1.17	9.56	10.73	(1.06)	—	$52.76	25.04%	0.39%	2.37%	107%	$208,421
2020	$37.44	0.78	5.42	6.20	(0.55)	—	$43.09	16.67%	0.39%	2.00%	118%	$101,271

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Preferred ETF
2025(4)	$37.16	1.09	(0.61)	0.48	(1.17)	0.01	$36.48	1.27%	0.32%	5.94%	31%	$74,409
2024	$35.35	2.19	1.84	4.03	(2.25)	0.03	$37.16	11.98%	0.32%	6.07%	84%	$80,272
2023	$36.41	1.99	(1.02)	0.97	(2.08)	0.05	$35.35	2.96%	0.32%	5.62%	77%	$37,118
2022	$41.69	1.78	(5.29)	(3.51)	(1.79)	0.02	$36.41	(8.58)%	0.32%	4.59%	51%	$22,394
2021(5)	$40.00	1.01	1.48	2.49	(0.83)	0.03	$41.69	6.35%	0.32%	4.59%	61%	$22,515

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)February 16, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Growth ETF
2025(4)	$88.93	0.16	13.02	13.18	(0.10)	$102.01	14.82%	0.29%	0.32%	83%	$1,234,322
2024	$70.12	0.27	18.82	19.09	(0.28)	$88.93	27.27%	0.29%	0.34%	172%	$860,374
2023	$60.26	0.36	9.82	10.18	(0.32)	$70.12	16.96%	0.29%	0.56%	203%	$671,408
2022	$75.48	0.30	(15.26)	(14.96)	(0.26)	$60.26	(19.83)%	0.29%	0.45%	153%	$259,133
2021	$55.96	0.23	19.44	19.67	(0.15)	$75.48	35.20%	0.29%	0.36%	162%	$258,522
2020	$41.84	0.18	14.11	14.29	(0.17)	$55.96	34.30%	0.29%	0.39%	180%	$215,439

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Value ETF
2025(4)	$60.90	0.50	2.23	2.73	(0.50)	$63.13	4.51%	0.29%	1.61%	68%	$246,213
2024	$50.36	0.88	10.55	11.43	(0.89)	$60.90	22.91%	0.29%	1.64%	126%	$235,969
2023	$46.81	1.18	3.59	4.77	(1.22)	$50.36	10.40%	0.29%	2.47%	187%	$214,026
2022	$51.82	1.19	(5.14)	(3.95)	(1.06)	$46.81	(7.70)%	0.29%	2.36%	118%	$203,645
2021	$38.76	0.83	13.02	13.85	(0.79)	$51.82	36.16%	0.29%	1.81%	147%	$255,219
2020	$39.21	1.02	(0.47)	0.55	(1.00)	$38.76	1.55%	0.29%	2.66%	178%	$137,598

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2025

Avantis® Inflation Focused Equity ETF (AVIE)
Avantis® Real Estate ETF (AVRE)
Avantis® Responsible U.S. Equity ETF (AVSU)
Avantis® U.S. Equity ETF (AVUS)
Avantis® U.S. Large Cap Equity ETF (AVLC)
Avantis® U.S. Large Cap Value ETF (AVLV)
Avantis® U.S. Mid Cap Equity ETF (AVMC)
Avantis® U.S. Mid Cap Value ETF (AVMV)
Avantis® U.S. Small Cap Equity ETF (AVSC)
Avantis® U.S. Small Cap Value ETF (AVUV)

Schedules of Investments

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Inflation Focused Equity ETF
	Shares	Value
COMMON STOCKS — 99.4%
Beverages — 6.5%
Boston Beer Co., Inc., Class A(1)	8	$1,950
Brown-Forman Corp., Class A	40	1,321
Brown-Forman Corp., Class B	184	6,092
Celsius Holdings, Inc.(1)	120	3,083
Coca-Cola Co.	1,917	136,509
Coca-Cola Consolidated, Inc.	5	7,086
Constellation Brands, Inc., Class A	82	14,391
Keurig Dr. Pepper, Inc.	475	15,922
MGP Ingredients, Inc.	17	557
Molson Coors Beverage Co., Class B	192	11,768
Monster Beverage Corp.(1)	302	16,504
National Beverage Corp.	28	1,115
PepsiCo, Inc.	746	114,489
Primo Brands Corp., Class A	53	1,786
Vita Coco Co., Inc.(1)	44	1,427
		334,000
Biotechnology — 10.0%
AbbVie, Inc.	610	127,508
ACADIA Pharmaceuticals, Inc.(1)	79	1,548
ADMA Biologics, Inc.(1)	74	1,213
Alkermes PLC(1)	113	3,879
Alnylam Pharmaceuticals, Inc.(1)	62	15,299
Amgen, Inc.	224	69,005
Arcellx, Inc.(1)	57	3,695
Avidity Biosciences, Inc.(1)	130	3,983
Biogen, Inc.(1)	78	10,959
BioMarin Pharmaceutical, Inc.(1)	100	7,116
Blueprint Medicines Corp.(1)	23	2,221
Bridgebio Pharma, Inc.(1)	92	3,211
CRISPR Therapeutics AG(1)(2)	70	3,074
Cytokinetics, Inc.(1)	76	3,496
Denali Therapeutics, Inc.(1)	8	133
Exact Sciences Corp.(1)	99	4,694
Exelixis, Inc.(1)	261	10,098
Gilead Sciences, Inc.	612	69,958
Halozyme Therapeutics, Inc.(1)	116	6,861
Incyte Corp.(1)	108	7,938
Insmed, Inc.(1)	76	6,198
Intellia Therapeutics, Inc.(1)	40	404
Ionis Pharmaceuticals, Inc.(1)	112	3,717
Krystal Biotech, Inc.(1)	4	717
Moderna, Inc.(1)	172	5,325
Natera, Inc.(1)	72	11,203
Neurocrine Biosciences, Inc.(1)	68	8,073
Regeneron Pharmaceuticals, Inc.	44	30,745
REVOLUTION Medicines, Inc.(1)	129	5,255
Roivant Sciences Ltd.(1)	218	2,341
Sarepta Therapeutics, Inc.(1)	68	7,259
2

Avantis Inflation Focused Equity ETF
	Shares	Value
United Therapeutics Corp.(1)	32	$10,242
Vaxcyte, Inc.(1)	65	4,746
Vertex Pharmaceuticals, Inc.(1)	122	58,534
Viking Therapeutics, Inc.(1)	32	924
		511,572
Chemicals — 2.8%
AdvanSix, Inc.	24	670
American Vanguard Corp.	44	226
Cabot Corp.	68	5,848
CF Industries Holdings, Inc.	229	18,554
Chemours Co.	292	4,365
Core Molding Technologies, Inc.(1)	20	275
Corteva, Inc.	531	33,442
Dow, Inc.	576	21,951
FMC Corp.	150	5,535
Hawkins, Inc.	27	2,835
Huntsman Corp.	184	3,115
Intrepid Potash, Inc.(1)	12	313
Koppers Holdings, Inc.	34	990
Kronos Worldwide, Inc.	40	350
LSB Industries, Inc.(1)	51	374
LyondellBasell Industries NV, Class A	280	21,512
Mativ Holdings, Inc.	57	385
Mosaic Co.	308	7,367
Olin Corp.	158	4,012
Orion SA	97	1,356
PureCycle Technologies, Inc.(1)(2)	196	2,019
Scotts Miracle-Gro Co.	65	3,807
Trinseo PLC	28	138
Tronox Holdings PLC, Class A	173	1,343
Westlake Corp.	32	3,594
		144,376
Energy Equipment and Services — 3.7%
Archrock, Inc.	245	6,645
Atlas Energy Solutions, Inc.	89	1,725
Baker Hughes Co.	892	39,774
Bristow Group, Inc.(1)	36	1,334
Cactus, Inc., Class A	94	4,939
ChampionX Corp.	270	8,046
Core Laboratories, Inc.	53	775
DMC Global, Inc.(1)	28	238
Expro Group Holdings NV(1)	126	1,498
Halliburton Co.	644	16,982
Helix Energy Solutions Group, Inc.(1)	250	2,155
Helmerich & Payne, Inc.	128	3,393
Innovex International, Inc.(1)	52	952
KLX Energy Services Holdings, Inc.(1)(2)	20	93
Kodiak Gas Services, Inc.	42	1,806
Liberty Energy, Inc., Class A	236	4,076
Nabors Industries Ltd.(1)	12	482
Noble Corp. PLC	170	4,403
NOV, Inc.	448	6,684
NPK International, Inc.(1)	124	756
Oceaneering International, Inc.(1)	136	3,004
3

Avantis Inflation Focused Equity ETF
	Shares	Value
Oil States International, Inc.(1)	46	$250
Patterson-UTI Energy, Inc.	498	4,138
ProFrac Holding Corp., Class A(1)	36	259
ProPetro Holding Corp.(1)	157	1,325
RPC, Inc.	125	698
Schlumberger NV	820	34,161
Select Water Solutions, Inc., Class A	123	1,492
Solaris Energy Infrastructure, Inc., Class A	44	1,503
TechnipFMC PLC	692	20,373
TETRA Technologies, Inc.(1)	160	606
Tidewater, Inc.(1)	80	3,650
Transocean Ltd.(1)	956	2,820
Valaris Ltd.(1)	76	2,713
Weatherford International PLC	94	5,820
		189,568
Financial Services — 7.3%
Berkshire Hathaway, Inc., Class B(1)	728	374,068
Cannae Holdings, Inc.	113	2,265
		376,333
Food Products — 1.0%
Alico, Inc.	16	470
Archer-Daniels-Midland Co.	464	21,901
Bunge Global SA	160	11,870
Darling Ingredients, Inc.(1)	149	5,378
Fresh Del Monte Produce, Inc.	60	1,829
Ingredion, Inc.	76	9,926
Limoneira Co.	21	463
		51,837
Health Care Providers and Services — 8.6%
AdaptHealth Corp.(1)	68	774
Cardinal Health, Inc.	244	31,593
Cencora, Inc.	140	35,495
Centene Corp.(1)	400	23,264
Clover Health Investments Corp.(1)	551	2,187
Elevance Health, Inc.	137	54,372
HealthEquity, Inc.(1)	68	7,464
Henry Schein, Inc.(1)	103	7,433
Humana, Inc.	104	28,124
McKesson Corp.	92	58,904
Molina Healthcare, Inc.(1)	56	16,863
Owens & Minor, Inc.(1)	77	738
Patterson Cos., Inc.	106	3,301
Progyny, Inc.(1)	79	1,780
UnitedHealth Group, Inc.	358	170,036
		442,328
Household Products — 6.8%
Central Garden & Pet Co.(1)	12	423
Central Garden & Pet Co., Class A(1)	69	2,172
Church & Dwight Co., Inc.	188	20,906
Clorox Co.	144	22,520
Colgate-Palmolive Co.	578	52,696
Energizer Holdings, Inc.	69	2,120
Kimberly-Clark Corp.	332	47,147
Oil-Dri Corp. of America	16	706
4

Avantis Inflation Focused Equity ETF
	Shares	Value
Procter & Gamble Co.	1,108	$192,615
Reynolds Consumer Products, Inc.	60	1,469
Spectrum Brands Holdings, Inc.	36	2,788
WD-40 Co.	16	3,818
		349,380
Insurance — 12.5%
Aflac, Inc.	346	37,877
Allstate Corp.	140	27,881
Ambac Financial Group, Inc.(1)	56	544
American Financial Group, Inc.	46	5,809
American International Group, Inc.	469	38,899
AMERISAFE, Inc.	16	823
Arch Capital Group Ltd.	304	28,245
Assurant, Inc.	32	6,652
Assured Guaranty Ltd.	40	3,493
Axis Capital Holdings Ltd.	72	6,975
Brighthouse Financial, Inc.(1)	68	4,033
Chubb Ltd.	178	50,815
Cincinnati Financial Corp.	106	15,668
CNA Financial Corp.	16	784
CNO Financial Group, Inc.	68	2,835
Donegal Group, Inc., Class A	28	490
Employers Holdings, Inc.	28	1,450
Enstar Group Ltd.(1)	4	1,331
Erie Indemnity Co., Class A	16	6,849
Everest Group Ltd.	32	11,303
F&G Annuities & Life, Inc.	12	511
Fidelity National Financial, Inc.	144	9,292
First American Financial Corp.	60	3,941
Genworth Financial, Inc., Class A(1)	580	4,031
Globe Life, Inc.	64	8,156
Greenlight Capital Re Ltd., A Shares(1)	52	724
Hanover Insurance Group, Inc.	20	3,411
Hartford Insurance Group, Inc.	264	31,226
Horace Mann Educators Corp.	32	1,355
James River Group Holdings Ltd.	36	178
Kemper Corp.	54	3,649
Kinsale Capital Group, Inc.	20	8,637
Lemonade, Inc.(1)	24	872
Lincoln National Corp.	76	2,964
Loews Corp.	132	11,440
Markel Group, Inc.(1)	9	17,401
MBIA, Inc.(1)	44	267
Mercury General Corp.	16	863
MetLife, Inc.	318	27,405
Old Republic International Corp.	256	9,859
Oscar Health, Inc., Class A(1)	84	1,227
Palomar Holdings, Inc.(1)	24	3,088
Primerica, Inc.	40	11,600
Principal Financial Group, Inc.	136	12,109
ProAssurance Corp.(1)	40	626
Progressive Corp.	304	85,728
Prudential Financial, Inc.	196	22,560
Reinsurance Group of America, Inc.	62	12,567
5

Avantis Inflation Focused Equity ETF
	Shares	Value
RenaissanceRe Holdings Ltd.	32	$7,604
RLI Corp.	72	5,478
Safety Insurance Group, Inc.	16	1,218
Selective Insurance Group, Inc.	40	3,442
SiriusPoint Ltd.(1)	88	1,350
Stewart Information Services Corp.	16	1,139
Tiptree, Inc.	40	905
Travelers Cos., Inc.	144	37,223
Trupanion, Inc.(1)	16	553
United Fire Group, Inc.	24	674
Universal Insurance Holdings, Inc.	40	887
Unum Group	208	17,116
W.R. Berkley Corp.	222	14,004
White Mountains Insurance Group Ltd.	1	1,850
		641,886
Metals and Mining — 4.8%
Alcoa Corp.	166	5,519
Alpha Metallurgical Resources, Inc.(1)	17	2,338
ATI, Inc.(1)	172	10,003
Carpenter Technology Corp.	72	14,909
Century Aluminum Co.(1)	85	1,611
Cleveland-Cliffs, Inc.(1)	674	7,306
Coeur Mining, Inc.(1)	589	3,033
Commercial Metals Co.	144	6,975
Compass Minerals International, Inc.	49	512
First Majestic Silver Corp.	168	902
Freeport-McMoRan, Inc.	998	36,836
Hecla Mining Co.	812	4,166
Ivanhoe Electric, Inc.(1)	112	696
Kaiser Aluminum Corp.	32	2,264
Materion Corp.	28	2,558
Metallus, Inc.(1)	57	823
MP Materials Corp.(1)(2)	75	1,801
Newmont Corp.	693	29,688
Nucor Corp.	252	34,642
Olympic Steel, Inc.	20	664
Piedmont Lithium, Inc.(1)	16	114
Radius Recycling, Inc., Class A	48	664
Ramaco Resources, Inc., Class A	48	429
Ramaco Resources, Inc., Class B	10	86
Reliance, Inc.	70	20,801
Royal Gold, Inc.	73	10,731
Ryerson Holding Corp.	42	1,058
Steel Dynamics, Inc.	181	24,448
SunCoke Energy, Inc.	169	1,533
Tredegar Corp.(1)	44	343
U.S. Steel Corp.	258	10,377
Warrior Met Coal, Inc.	80	3,851
Worthington Steel, Inc.	55	1,467
		243,148
Oil, Gas and Consumable Fuels — 21.9%
Antero Midstream Corp.	284	4,814
Antero Resources Corp.(1)	256	9,395
APA Corp.	303	6,272
6

Avantis Inflation Focused Equity ETF
	Shares	Value
Ardmore Shipping Corp.	44	$399
Berry Corp.	56	228
California Resources Corp.	60	2,677
Calumet, Inc.(1)	81	1,161
Centrus Energy Corp., Class A(1)	12	1,089
Cheniere Energy, Inc.	161	36,798
Chevron Corp.	890	141,172
Chord Energy Corp.	36	4,115
Civitas Resources, Inc.	76	2,914
Clean Energy Fuels Corp.(1)	128	261
CNX Resources Corp.(1)	164	4,740
Comstock Resources, Inc.(1)	100	1,798
ConocoPhillips	821	81,402
Core Natural Resources, Inc.	58	4,306
Coterra Energy, Inc.	668	18,029
Crescent Energy Co., Class A	187	2,360
CVR Energy, Inc.	32	589
Delek U.S. Holdings, Inc.	64	1,043
Devon Energy Corp.	516	18,689
DHT Holdings, Inc.	136	1,406
Diamondback Energy, Inc.	152	24,162
Dorian LPG Ltd.	40	814
DT Midstream, Inc.	76	7,303
Encore Energy Corp.(1)	28	71
EOG Resources, Inc.	381	48,364
EQT Corp.	474	22,833
Evolution Petroleum Corp.	34	171
Excelerate Energy, Inc., Class A	20	614
Expand Energy Corp.	208	20,567
Exxon Mobil Corp.	2,308	256,950
Golar LNG Ltd.	97	3,719
Gran Tierra Energy, Inc.(1)(2)	38	175
Granite Ridge Resources, Inc.	69	405
Green Plains, Inc.(1)	52	305
Gulfport Energy Corp.(1)	14	2,377
Hess Corp.	197	29,341
Hess Midstream LP, Class A	36	1,502
HF Sinclair Corp.	156	5,502
HighPeak Energy, Inc.	20	258
International Seaways, Inc.	48	1,600
Kimbell Royalty Partners LP	71	1,088
Kinder Morgan, Inc.	1,000	27,100
Kinetik Holdings, Inc.	29	1,692
Kosmos Energy Ltd.(1)	532	1,495
Magnolia Oil & Gas Corp., Class A	148	3,465
Marathon Petroleum Corp.	227	34,091
Matador Resources Co.	100	5,234
Murphy Oil Corp.	128	3,391
New Fortress Energy, Inc.(2)	36	360
NextDecade Corp.(1)	140	1,151
Nordic American Tankers Ltd.	208	510
Northern Oil & Gas, Inc.	88	2,772
Occidental Petroleum Corp.	466	22,759
ONEOK, Inc.	330	33,129
7

Avantis Inflation Focused Equity ETF
	Shares	Value
Ovintiv, Inc.	204	$8,866
Par Pacific Holdings, Inc.(1)	52	747
PBF Energy, Inc., Class A	120	2,572
Peabody Energy Corp.	138	1,903
Permian Resources Corp.	228	3,212
Phillips 66	259	33,590
Plains GP Holdings LP, Class A(1)	206	4,450
Range Resources Corp.	248	9,206
REX American Resources Corp.(1)	16	618
Riley Exploration Permian, Inc.	11	347
Sable Offshore Corp.(1)	43	1,220
SandRidge Energy, Inc.	36	421
Scorpio Tankers, Inc.	52	2,072
SFL Corp. Ltd.	123	1,111
Sitio Royalties Corp., Class A	84	1,680
SM Energy Co.	116	3,794
Talos Energy, Inc.(1)	76	684
Targa Resources Corp.	168	33,889
Teekay Corp. Ltd.	116	759
Teekay Tankers Ltd., Class A	26	981
Texas Pacific Land Corp.	15	21,419
Uranium Energy Corp.(1)	360	2,016
VAALCO Energy, Inc.	106	424
Valero Energy Corp.	226	29,545
Viper Energy, Inc.	78	3,632
Vital Energy, Inc.(1)	27	721
Vitesse Energy, Inc.(2)	25	643
W&T Offshore, Inc.(2)	84	140
Williams Cos., Inc.	693	40,319
World Kinect Corp.	44	1,317
		1,123,225
Pharmaceuticals — 10.2%
Bristol-Myers Squibb Co.	692	41,257
Elanco Animal Health, Inc.(1)	280	3,128
Eli Lilly & Co.	276	254,094
Intra-Cellular Therapies, Inc.(1)	50	6,410
Jazz Pharmaceuticals PLC(1)	28	4,019
Johnson & Johnson	472	77,889
Merck & Co., Inc.	633	58,394
Organon & Co.	137	2,043
Perrigo Co. PLC	65	1,885
Pfizer, Inc.	1,356	35,839
Royalty Pharma PLC, Class A	132	4,440
Viatris, Inc.	552	5,095
Zoetis, Inc.	153	25,588
		520,081
Specialized REITs — 0.6%
PotlatchDeltic Corp.	116	5,386
Rayonier, Inc.	150	3,973
Weyerhaeuser Co.	698	21,010
		30,369
Tobacco — 2.7%
Altria Group, Inc.	399	22,284
Philip Morris International, Inc.	737	114,441
8

Avantis Inflation Focused Equity ETF
	Shares	Value
Turning Point Brands, Inc.	21	$1,476
Universal Corp.	24	1,287
		139,488
TOTAL COMMON STOCKS (Cost $4,768,480)		5,097,591
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,517	20,517
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,467	4,467
TOTAL SHORT-TERM INVESTMENTS (Cost $24,984)		24,984
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $4,793,464)		5,122,575
OTHER ASSETS AND LIABILITIES — 0.1%		4,691
TOTAL NET ASSETS — 100.0%		$5,127,266

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,179. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,450, which includes securities collateral of $1,983.

See Notes to Financial Statements.
9

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Real Estate ETF
	Shares	Value
COMMON STOCKS — 99.6%
Data Center REITs — 8.2%
Digital Core REIT Management Pte. Ltd.(1)	454,300	$257,024
Digital Realty Trust, Inc.	101,811	15,915,095
Equinix, Inc.	31,867	28,827,526
Keppel DC REIT	631,906	971,025
		45,970,670
Diversified REITs — 7.4%
Abrdn Property Income Trust Ltd.	957	81
AEW U.K. REIT PLC	51,453	63,833
AKIS Gayrimenkul Yatirimi AS	436,744	80,939
Alarko Gayrimenkul Yatirim Ortakligi AS	109,615	55,624
Alexander & Baldwin, Inc.	23,082	418,015
Argosy Property Ltd.	140,661	79,148
Artis Real Estate Investment Trust	18,326	97,536
Asce Gayrimenkul Yatirim Ortakligi AS	55,756	16,516
British Land Co. PLC	380,241	1,730,113
Broadstone Net Lease, Inc.	70,607	1,189,728
Centuria Capital Group	290,809	297,607
Charter Hall Group	207,119	2,211,272
Charter Hall Long Wale REIT	249,793	599,902
Custodian Property Income REIT PLC	174,238	158,244
D&D Platform REIT Co. Ltd.	117	258
Daiwa House REIT Investment Corp.(1)	904	1,487,649
ESCON Japan REIT Investment Corp.	63	48,218
Essential Properties Realty Trust, Inc.	66,473	2,174,997
Fibra Uno Administracion SA de CV	1,152,809	1,255,784
Fuzul Gayrimenkul Yatirim Ortakligi AS(2)	40,247	33,906
GPT Group	838,843	2,411,497
Growthpoint Properties Ltd.	682,846	464,772
H&R Real Estate Investment Trust	63,581	442,990
Hankyu Hanshin REIT, Inc.	199	190,076
Heiwa Real Estate REIT, Inc.	417	350,446
Hulic Reit, Inc.	140	139,102
Is Gayrimenkul Yatirim Ortakligi AS(2)	353,374	165,854
KDX Realty Investment Corp.	1,629	1,734,213
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	277,883	31,904
Land Securities Group PLC	267,924	1,911,104
LondonMetric Property PLC	894,076	2,101,062
Mapletree Pan Asia Commercial Trust	822,800	719,955
Menivim- The New REIT Ltd.	213,406	126,388
Merlin Properties Socimi SA	101,870	1,098,259
Mirvac Group	1,706,114	2,202,831
Mori Trust Reit, Inc.(1)	1,041	423,151
NIPPON REIT Investment Corp.	368	203,050
Nomura Real Estate Master Fund, Inc.(1)	1,552	1,447,263
NTT UD REIT Investment Corp.	541	476,785
Nurol Gayrimenkul Yatirim Ortakligi AS(2)	31,148	6,000
Ozak Gayrimenkul Yatirim Ortakligi(2)	275,927	86,014
Peker Gayrimenkul Yatirim Ortakligi AS(2)	133,241	5,350
Pera Yatirim Holding AS(2)	283,965	148,242
PowerGrid Infrastructure Investment Trust	308,018	282,696
PRO Real Estate Investment Trust	16	59
10

Avantis Real Estate ETF
	Shares	Value
Redefine Properties Ltd.	1,777,147	$416,932
Reit 1 Ltd.	127,618	694,100
SA Corporate Real Estate Ltd.	567,993	87,220
Schroder Real Estate Investment Trust Ltd.	220,683	143,758
Sekisui House Reit, Inc.	1,938	1,003,777
Servet Gayrimenkul Yatirim Ortakligi AS(2)	10,770	57,111
Shinhan Seobu T&D REIT Co. Ltd.	5,480	12,690
SK REITs Co. Ltd.	68,302	240,983
Star Asia Investment Corp.	652	226,199
Stockland	1,045,348	3,318,165
Stride Property Group	63,214	43,942
Tokaido REIT, Inc.	90	61,951
Tokyu REIT, Inc.	337	376,422
Torunlar Gayrimenkul Yatirim Ortakligi AS	123,071	181,478
Tosei REIT Investment Corp.	40	34,627
United Urban Investment Corp.	1,155	1,139,562
WP Carey, Inc.	60,832	3,906,023
XYMAX REIT Investment Corp.	91	68,999
Ziraat Gayrimenkul Yatirim Ortakligi AS	345,450	173,221
		41,355,593
Health Care REITs — 10.1%
Aedifica SA	20,955	1,348,063
American Healthcare REIT, Inc.	20,867	621,628
Assura PLC	165,222	87,225
Care Reit PLC	110,007	108,556
CareTrust REIT, Inc.	49,755	1,287,162
Cofinimmo SA(1)	13,992	850,898
Community Healthcare Trust, Inc.	7,453	139,669
First Real Estate Investment Trust	428,400	84,241
Health Care & Medical Investment Corp.	193	138,753
HealthCo REIT	165,168	101,221
Healthpeak Properties, Inc.	225,829	4,620,461
LTC Properties, Inc.	15,918	555,379
National Health Investors, Inc.	17,166	1,230,287
Omega Healthcare Investors, Inc.	84,580	3,115,927
Parkway Life Real Estate Investment Trust	166,500	467,793
Primary Health Properties PLC	187	222
Sabra Health Care REIT, Inc.	47,093	782,215
Target Healthcare REIT PLC	290,787	318,381
Universal Health Realty Income Trust	389	15,529
Ventas, Inc.	142,560	9,862,301
Vital Healthcare Property Trust	107,604	111,949
Welltower, Inc.	198,908	30,534,367
		56,382,227
Hotel & Resort REITs — 2.1%
Akfen Gayrimenkul Yatirim Ortakligi AS(2)	922,191	47,125
Apple Hospitality REIT, Inc.	72,900	1,079,649
CapitaLand Ascott Trust	1,193,900	761,633
CDL Hospitality Trusts	316,200	181,607
DiamondRock Hospitality Co.	33,490	275,623
Far East Hospitality Trust	426,900	172,412
Frasers Hospitality Trust(1)	208,900	80,384
Hoshino Resorts REIT, Inc.	245	330,563
Host Hotels & Resorts, Inc.	224,589	3,622,620
11

Avantis Real Estate ETF
	Shares	Value
Ichigo Hotel REIT Investment Corp.	62	$49,935
Invincible Investment Corp.	2,496	1,064,853
Japan Hotel REIT Investment Corp.	2,376	1,099,488
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(2)	119,564	18,707
Nippon Hotel & Residential Investment Corp.	50	22,425
Ryman Hospitality Properties, Inc.	18,486	1,828,080
Sunstone Hotel Investors, Inc.	80,243	840,947
Xenia Hotels & Resorts, Inc.	32,440	435,994
		11,912,045
Industrial REITs — 17.2%
AIMS APAC REIT	228,150	208,047
Americold Realty Trust, Inc.	92,800	2,127,904
CapitaLand Ascendas REIT	1,417,000	2,700,557
Centuria Industrial REIT	236,326	439,624
CRE Logistics REIT, Inc.	226	208,113
Dexus Industria REIT	65,208	110,628
Dream Industrial Real Estate Investment Trust	56,654	456,600
EastGroup Properties, Inc.	16,053	2,935,291
Equites Property Fund Ltd.	264,860	197,055
ESR Kendall Square REIT Co. Ltd.	111,777	370,452
ESR-REIT	2,256,527	401,162
FIBRA Macquarie Mexico	399,292	611,352
First Industrial Realty Trust, Inc.	41,251	2,354,607
Frasers Logistics & Commercial Trust(1)	1,140,700	706,324
GLP J-Reit(1)	1,742	1,483,979
Goodman Group	836,354	16,372,731
Goodman Property Trust(1)	452,429	493,737
Granite Real Estate Investment Trust	11,924	548,582
Industrial & Infrastructure Fund Investment Corp.	696	550,115
Innovative Industrial Properties, Inc.	11,257	809,941
Japan Logistics Fund, Inc.	1,029	609,713
LaSalle Logiport REIT(1)	777	760,723
Lineage, Inc.	14,698	885,554
LXP Industrial Trust	107,505	963,245
Mapletree Industrial Trust	932,700	1,369,067
Mapletree Logistics Trust	1,314,000	1,198,974
Mitsubishi Estate Logistics REIT Investment Corp.(1)	663	507,427
Mitsui Fudosan Logistics Park, Inc.	1,242	851,071
Montea NV	4,514	300,146
Nippon Prologis REIT, Inc.	853	1,403,831
Prologis Property Mexico SA de CV	606,441	1,917,220
Prologis, Inc.	290,664	36,019,083
Rexford Industrial Realty, Inc.	70,732	2,922,646
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	196,215	84,874
Sabana Industrial Real Estate Investment Trust	40,000	10,823
Segro PLC	509,693	4,531,938
SOSiLA Logistics REIT, Inc.	272	188,950
STAG Industrial, Inc.	58,923	2,120,050
Terreno Realty Corp.	29,407	1,994,383
Tritax Big Box REIT PLC	841,517	1,561,596
Urban Logistics REIT PLC(1)	193,066	281,032
Warehouse REIT PLC	211,131	219,335
Warehouses De Pauw CVA(1)	77,666	1,687,760
		96,476,242
12

Avantis Real Estate ETF
	Shares	Value
Multi-Family Residential REITs — 9.7%
Adra Gayrimenkul Yatirim Ortakligi AS(2)	28,425	$21,665
Advance Residence Investment Corp.	1,148	1,092,399
Altarea SCA(1)	2,546	276,534
AvalonBay Communities, Inc.	48,452	10,958,873
Boardwalk Real Estate Investment Trust	9,909	436,907
BSR Real Estate Investment Trust	11,619	148,415
Camden Property Trust	34,853	4,323,863
Canadian Apartment Properties REIT	33,388	930,733
Care Property Invest NV(1)	17,841	213,917
Comforia Residential REIT, Inc.	315	562,362
Daiwa Securities Living Investments Corp.	788	465,093
Elme Communities	34,445	598,999
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)(2)	905,932	358,387
Empiric Student Property PLC	239,669	248,010
Equity Residential	133,148	9,875,587
Essex Property Trust, Inc.	22,564	7,030,266
European Residential Real Estate Investment Trust	430	737
Home Invest Belgium SA(1)	4,994	94,875
Independence Realty Trust, Inc.	62,143	1,354,717
Ingenia Communities Group	169,210	597,424
InterRent Real Estate Investment Trust	27,997	189,453
Irish Residential Properties REIT PLC	277,208	283,438
Killam Apartment Real Estate Investment Trust	22,789	257,070
Mid-America Apartment Communities, Inc.	37,350	6,279,282
Minto Apartment Real Estate Investment Trust	7,946	71,839
Nippon Accommodations Fund, Inc.(1)	1,270	972,360
Social Housing Reit PLC	74,825	53,689
UDR, Inc.	106,300	4,802,634
UNITE Group PLC	159,960	1,683,401
Xior Student Housing NV	3,786	111,122
		54,294,051
Office REITs — 4.8%
Alexandria Real Estate Equities, Inc.	55,564	5,681,975
Allied Properties Real Estate Investment Trust	31	362
alstria office REIT-AG	18,577	109,957
AREIT, Inc.	300,810	211,707
Champion REIT	490,000	112,827
COPT Defense Properties	15,288	413,235
Cousins Properties, Inc.	29,633	898,769
Daiwa Office Investment Corp.	338	657,956
Derwent London PLC(1)	50,142	1,159,840
Dexus(1)	394,323	1,796,572
Embassy Office Parks REIT	545,715	2,274,411
GDI Property Group Partnership	70,130	27,893
Gecina SA	34,254	3,210,906
Global One Real Estate Investment Corp.	144	101,983
Great Portland Estates PLC	174,695	600,240
Halk Gayrimenkul Yatirim Ortakligi AS	47,981	3,503
Ichigo Office REIT Investment Corp.	133	72,665
Japan Excellent, Inc.	460	393,133
Japan Prime Realty Investment Corp.	304	697,520
Japan Real Estate Investment Corp.	2,505	1,798,921
JR Global Reit	105,590	184,519
13

Avantis Real Estate ETF
	Shares	Value
Keppel REIT	942,900	$558,972
Mindspace Business Parks REIT	126,307	523,964
Mori Hills REIT Investment Corp.	600	522,761
NET Lease Office Properties(2)	24	779
Nippon Building Fund, Inc.	3,546	2,931,226
NSI NV(1)	7,616	170,961
Orix JREIT, Inc.(1)	1,084	1,227,957
Postal Realty Trust, Inc., Class A	4,672	65,081
Precinct Properties Group	414,405	266,388
Real Commercial REIT, Inc.	441,500	47,310
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	919,494	52,099
Workspace Group PLC	45,645	248,546
		27,024,938
Other Specialized REITs — 5.2%
Arena REIT	175,063	400,567
Automotive Properties Real Estate Investment Trust	5,460	38,419
Charter Hall Social Infrastructure REIT	144,130	265,523
Four Corners Property Trust, Inc.	24,315	699,056
Gaming & Leisure Properties, Inc.	85,111	4,268,317
Iron Mountain, Inc.	95,652	8,911,897
Koramco Life Infra Reit Co. Ltd.	12,970	40,075
Lamar Advertising Co., Class A	28,560	3,548,009
Rural Funds Trust	80,515	88,925
VICI Properties, Inc.	337,095	10,952,217
		29,213,005
Retail REITs — 16.3%
Acadia Realty Trust	8,358	192,735
AEON REIT Investment Corp.	597	522,161
Agree Realty Corp.	30,086	2,220,347
BWP Trust	245,644	529,858
CapitaLand Integrated Commercial Trust	2,416,166	3,531,570
Carmila SA	46,707	839,210
Charter Hall Retail REIT	229,068	477,808
Choice Properties Real Estate Investment Trust	70,116	663,963
Crombie Real Estate Investment Trust	18,417	179,746
CT Real Estate Investment Trust	23,164	233,922
Curbline Properties Corp.	23,039	567,451
Eurocommercial Properties NV	11,404	288,739
Federal Realty Investment Trust	26,879	2,833,584
First Capital Real Estate Investment Trust	42,313	483,452
Frasers Centrepoint Trust	396,400	602,505
Frontier Real Estate Investment Corp.	1,200	631,875
Fukuoka REIT Corp.	288	275,798
Getty Realty Corp.	15,429	484,471
Hamborner REIT AG	80,587	502,223
HMC Capital Ltd.	99,279	569,906
HomeCo Daily Needs REIT	690,116	512,619
Hyprop Investments Ltd.(1)	91,489	208,062
IGB Real Estate Investment Trust	774,200	392,509
InvenTrust Properties Corp.	21,383	636,786
Japan Metropolitan Fund Invest	1,063	652,081
Kimco Realty Corp.	213,501	4,718,372
Kite Realty Group Trust	70,874	1,625,141
Klepierre SA	165,646	5,262,739
14

Avantis Real Estate ETF
	Shares	Value
Lendlease Global Commercial REIT(1)	619,054	$231,652
Link REIT	1,090,211	4,955,103
LOTTE REIT Co. Ltd.	90,068	216,779
Mercialys SA	88,731	982,569
NETSTREIT Corp.	22,551	337,363
NewRiver REIT PLC	112,517	97,784
Nexus Select Trust	15,705	23,569
NNN REIT, Inc.	59,024	2,505,569
Paragon REIT	563,300	402,973
Pavilion Real Estate Investment Trust	797,900	270,202
Phillips Edison & Co., Inc.	39,007	1,451,060
Primaris Real Estate Investment Trust	19,045	207,859
Realty Income Corp.	280,757	16,011,572
Regency Centers Corp.	57,832	4,435,714
Region RE Ltd.	454,160	580,539
Resilient REIT Ltd.	78,984	252,147
Retail Estates NV	5,556	344,058
RioCan Real Estate Investment Trust	59,890	802,673
Sasseur Real Estate Investment Trust	153,400	78,465
Scentre Group	125,122	262,918
Shaftesbury Capital PLC	616,252	962,638
Simon Property Group, Inc.	100,681	18,735,727
SITE Centers Corp.	11,517	161,353
SmartCentres Real Estate Investment Trust	28,977	510,540
Starhill Global REIT	497,000	178,478
Supermarket Income REIT PLC	431,324	385,419
Tanger, Inc.	34,555	1,224,975
Unibail-Rodamco-Westfield	10,277	870,629
Urban Edge Properties	3,450	71,070
Vastned NV	1,169	34,216
Vicinity Ltd.	1,621,424	2,204,824
Vukile Property Fund Ltd.	317,873	297,666
Waypoint REIT Ltd.	294,208	441,763
Wereldhave NV	9,979	161,921
		91,331,420
Self Storage REITs — 5.9%
Abacus Storage King	52,083	38,577
Big Yellow Group PLC	80,781	948,899
CubeSmart	72,056	2,974,472
Extra Space Storage, Inc.	71,331	10,882,257
National Storage REIT	581,021	781,799
Public Storage	52,092	15,816,173
Safestore Holdings PLC	81,592	623,640
Shurgard Self Storage Ltd.	17,312	628,012
Stor-Age Property REIT Ltd.	91,955	72,206
		32,766,035
Single-Family Residential REITs — 3.6%
American Homes 4 Rent, Class A	101,816	3,768,210
Equity LifeStyle Properties, Inc.	54,807	3,758,664
Flagship Communities REIT	832	12,547
Invitation Homes, Inc.	185,272	6,301,101
PRS REIT PLC	213,542	310,895
Sun Communities, Inc.	39,670	5,401,070
15

Avantis Real Estate ETF
	Shares	Value
UMH Properties, Inc.	24,261	$459,261
		20,011,748
Telecom Tower REITs — 9.1%
American Tower Corp.	150,881	31,024,151
Crown Castle, Inc.	137,162	12,906,944
SBA Communications Corp.	33,104	7,213,362
		51,144,457
TOTAL COMMON STOCKS (Cost $552,785,940)		557,882,431
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	863,751	863,751
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,648,920	3,648,920
TOTAL SHORT-TERM INVESTMENTS (Cost $4,512,671)		4,512,671
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $557,298,611)		562,395,102
OTHER ASSETS AND LIABILITIES — (0.4)%		(2,225,625)
TOTAL NET ASSETS — 100.0%		$560,169,477

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,513,890. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,752,540, which includes securities collateral of $3,103,620.

See Notes to Financial Statements.
16

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Responsible U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	4	$28
BWX Technologies, Inc.	2,123	220,728
Hexcel Corp.	1,278	80,987
Howmet Aerospace, Inc.	292	39,887
L3Harris Technologies, Inc.	310	63,894
Northrop Grumman Corp.	281	129,749
Woodward, Inc.	827	156,299
		691,572
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	779	79,162
Expeditors International of Washington, Inc.	4,287	503,122
FedEx Corp.	4,323	1,136,517
Forward Air Corp.(1)	15	337
GXO Logistics, Inc.(1)	723	28,501
Hub Group, Inc., Class A	2,078	85,406
Radiant Logistics, Inc.(1)	2,756	18,630
United Parcel Service, Inc., Class B	7,569	900,938
		2,752,613
Automobile Components — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	5,341	26,491
Aptiv PLC(1)	2,095	136,426
Autoliv, Inc.	3,103	302,077
BorgWarner, Inc.	5,421	161,383
Dana, Inc.	6,010	89,369
Dorman Products, Inc.(1)	705	92,679
Fox Factory Holding Corp.(1)	12	333
Gentex Corp.	4,096	99,615
Gentherm, Inc.(1)	491	16,242
Goodyear Tire & Rubber Co.(1)	10,092	95,369
LCI Industries	865	89,804
Lear Corp.	1,111	104,423
Modine Manufacturing Co.(1)	2,890	244,379
Motorcar Parts of America, Inc.(1)	941	10,163
Patrick Industries, Inc.	1,636	148,222
Phinia, Inc.	2,024	99,804
Standard Motor Products, Inc.	446	12,724
Visteon Corp.(1)	738	63,999
		1,793,502
Automobiles — 1.5%
Ford Motor Co.	75,431	720,366
General Motors Co.	25,280	1,242,006
Harley-Davidson, Inc.	4,930	126,997
Lucid Group, Inc.(1)	2,426	5,386
Rivian Automotive, Inc., Class A(1)(2)	611	7,234
Tesla, Inc.(1)	10,133	2,968,766
Thor Industries, Inc.	1,640	163,000
Winnebago Industries, Inc.	1,278	51,644
		5,285,399
Banks — 6.3%
ACNB Corp.	446	18,273
Amalgamated Financial Corp.	198	6,425
17

Avantis Responsible U.S. Equity ETF
	Shares	Value
Amerant Bancorp, Inc.	1,165	$26,748
Associated Banc-Corp.	4,597	114,235
Atlantic Union Bankshares Corp.	1,384	49,367
Banc of California, Inc.	1,436	21,353
BancFirst Corp.	446	53,235
Bancorp, Inc.(1)	1,807	100,867
Bank First Corp.	26	2,723
Bank of America Corp.	39,999	1,843,954
Bank of Hawaii Corp.	1,125	81,248
Bank of NT Butterfield & Son Ltd.	1,737	67,396
Bank OZK	3,601	172,884
BankUnited, Inc.	2,439	91,658
Banner Corp.	1,126	77,671
Bar Harbor Bankshares	611	19,625
BayCom Corp.	776	21,340
Berkshire Hills Bancorp, Inc.	1,271	36,211
BOK Financial Corp.	770	83,899
Business First Bancshares, Inc.	207	5,492
Byline Bancorp, Inc.	776	22,147
Camden National Corp.	446	19,615
Central Pacific Financial Corp.	1,106	32,118
Citigroup, Inc.	20,661	1,651,847
Citizens Financial Group, Inc.	9,394	429,963
City Holding Co.	281	33,436
Columbia Banking System, Inc.	5,113	136,670
Columbia Financial, Inc.(1)	776	12,315
Comerica, Inc.	3,594	231,202
Commerce Bancshares, Inc.	2,499	162,560
Community Financial System, Inc.	794	50,252
CrossFirst Bankshares, Inc.(1)	1,499	23,969
Cullen/Frost Bankers, Inc.	946	129,630
Customers Bancorp, Inc.(1)	1,143	61,722
CVB Financial Corp.	2,943	59,360
Dime Community Bancshares, Inc.	1,308	40,548
Eagle Bancorp, Inc.	941	21,888
East West Bancorp, Inc.	3,767	355,718
Enterprise Financial Services Corp.	925	54,649
Farmers & Merchants Bancorp, Inc.	446	11,462
Farmers National Banc Corp.	355	5,144
FB Financial Corp.	860	43,447
Fifth Third Bancorp	12,691	551,678
First BanCorp	6,416	124,920
First Bancorp, Inc.	611	16,045
First Bancorp/Southern Pines NC	826	34,659
First Bancshares, Inc.	175	6,242
First Busey Corp.	1,886	45,245
First Business Financial Services, Inc.	573	30,449
First Citizens BancShares, Inc., Class A	126	258,056
First Commonwealth Financial Corp.	2,613	42,958
First Financial Bancorp	2,126	58,274
First Financial Bankshares, Inc.	2,107	79,350
First Financial Corp.	446	23,063
First Hawaiian, Inc.	2,794	75,187
First Horizon Corp.	10,744	231,426
18

Avantis Responsible U.S. Equity ETF
	Shares	Value
First Interstate BancSystem, Inc., Class A	1,271	$39,020
First Merchants Corp.	1,198	52,472
First Mid Bancshares, Inc.	526	20,041
First of Long Island Corp.	776	10,220
Flushing Financial Corp.	941	13,485
FNB Corp.	8,564	127,090
FS Bancorp, Inc.	611	24,080
German American Bancorp, Inc.	611	24,391
Glacier Bancorp, Inc.	1,601	78,193
HarborOne Bancorp, Inc.	364	4,219
Heritage Financial Corp.	9	227
Hilltop Holdings, Inc.	1,102	35,253
Home BancShares, Inc.	3,249	97,308
HomeStreet, Inc.(1)	776	7,791
HomeTrust Bancshares, Inc.	611	22,436
Hope Bancorp, Inc.	3,629	39,629
Horizon Bancorp, Inc.	345	5,879
Huntington Bancshares, Inc.	18,636	306,935
Independent Bank Corp.	959	65,749
Independent Bank Corp. (Michigan)	776	26,368
JPMorgan Chase & Co.	19,000	5,028,350
KeyCorp	23,274	403,106
Lakeland Financial Corp.	490	32,541
M&T Bank Corp.	3,512	673,321
Mercantile Bank Corp.	532	25,648
Meridian Corp.	461	7,049
National Bank Holdings Corp., Class A	1,025	42,917
NB Bancorp, Inc.(1)	1,620	31,298
NBT Bancorp, Inc.	1,293	61,741
Nicolet Bankshares, Inc.	30	3,596
Northeast Bank	446	44,787
Northfield Bancorp, Inc.	1,271	14,972
OFG Bancorp	1,727	73,380
Old National Bancorp	6,295	149,506
Old Second Bancorp, Inc.	989	18,138
OP Bancorp	345	4,554
Origin Bancorp, Inc.	170	6,582
Pacific Premier Bancorp, Inc.	3,845	91,857
Park National Corp.	322	53,594
Pathward Financial, Inc.	1,179	91,384
PCB Bancorp	776	15,248
Peoples Bancorp, Inc.	1,039	33,248
Pinnacle Financial Partners, Inc.	1,112	127,057
PNC Financial Services Group, Inc.	3,768	723,155
Popular, Inc.	3,103	311,634
Premier Financial Corp.	1,146	32,134
Prosperity Bancshares, Inc.	1,610	123,584
Provident Financial Services, Inc.	3,305	60,316
QCR Holdings, Inc.	560	42,185
Regions Financial Corp.	20,954	496,819
Renasant Corp.	1,106	40,037
S&T Bancorp, Inc.	1,065	42,834
Sandy Spring Bancorp, Inc.	1,477	47,220
Seacoast Banking Corp. of Florida	1,477	41,770
19

Avantis Responsible U.S. Equity ETF
	Shares	Value
Sierra Bancorp	611	$18,770
Simmons First National Corp., Class A	1,923	42,248
Southern Missouri Bancorp, Inc.	281	16,382
Southside Bancshares, Inc.	855	26,291
SouthState Corp.	1,089	109,771
Stock Yards Bancorp, Inc.	391	28,488
Synovus Financial Corp.	4,818	249,958
TFS Financial Corp.	1,106	14,588
Towne Bank	1,880	69,334
TriCo Bancshares	126	5,509
Truist Financial Corp.	12,858	595,968
TrustCo Bank Corp.	611	20,169
Trustmark Corp.	1,460	53,421
U.S. Bancorp	13,354	626,303
UMB Financial Corp.	1,562	172,335
United Community Banks, Inc.	2,679	86,344
Valley National Bancorp	9,228	90,804
Veritex Holdings, Inc.	1,545	40,695
WaFd, Inc.	1,964	58,115
Webster Financial Corp.	3,269	184,110
WesBanco, Inc.	981	34,404
Westamerica BanCorp	794	41,383
Western Alliance Bancorp	2,446	212,606
Wintrust Financial Corp.	1,772	220,561
Zions Bancorp NA	4,597	248,422
		21,325,145
Beverages — 0.8%
Brown-Forman Corp., Class A	209	6,903
Brown-Forman Corp., Class B	1,371	45,394
Coca-Cola Co.	17,148	1,221,109
Constellation Brands, Inc., Class A	953	167,251
Keurig Dr. Pepper, Inc.	3,944	132,203
Molson Coors Beverage Co., Class B	3,601	220,705
PepsiCo, Inc.	6,574	1,008,912
Vita Coco Co., Inc.(1)	1,724	55,927
		2,858,404
Biotechnology — 2.8%
AbbVie, Inc.	9,561	1,998,536
Agios Pharmaceuticals, Inc.(1)	993	35,291
Alkermes PLC(1)	995	34,158
Alnylam Pharmaceuticals, Inc.(1)	116	28,623
Altimmune, Inc.(1)	763	5,074
Amgen, Inc.	3,287	1,012,593
AnaptysBio, Inc.(1)	18	303
Anika Therapeutics, Inc.(1)	355	6,195
Apogee Therapeutics, Inc.(1)	311	9,778
Biogen, Inc.(1)	1,567	220,164
BioMarin Pharmaceutical, Inc.(1)	1,942	138,193
Blueprint Medicines Corp.(1)	16	1,545
Catalyst Pharmaceuticals, Inc.(1)	1,896	43,399
CRISPR Therapeutics AG(1)(2)	274	12,034
Cytokinetics, Inc.(1)	525	24,150
Denali Therapeutics, Inc.(1)	828	13,712
Dynavax Technologies Corp.(1)	5,282	72,839
20

Avantis Responsible U.S. Equity ETF
	Shares	Value
Emergent BioSolutions, Inc.(1)(2)	911	$6,814
Enanta Pharmaceuticals, Inc.(1)	281	2,186
Entrada Therapeutics, Inc.(1)	682	8,143
Exact Sciences Corp.(1)	238	11,284
Exelixis, Inc.(1)	4,921	190,393
Gilead Sciences, Inc.	17,328	1,980,764
GRAIL, Inc.(1)(2)	74	2,853
Halozyme Therapeutics, Inc.(1)	3,435	203,180
HilleVax, Inc.(1)	490	877
Incyte Corp.(1)	2,274	167,139
Insmed, Inc.(1)	903	73,640
Ionis Pharmaceuticals, Inc.(1)	355	11,782
Ironwood Pharmaceuticals, Inc.(1)	412	663
Kura Oncology, Inc.(1)	1,125	8,674
Madrigal Pharmaceuticals, Inc.(1)(2)	8	2,730
Merus NV(1)	8	377
Moderna, Inc.(1)	3,486	107,927
Myriad Genetics, Inc.(1)	3	32
Neurocrine Biosciences, Inc.(1)	956	113,496
PTC Therapeutics, Inc.(1)	527	29,122
Regeneron Pharmaceuticals, Inc.	925	646,334
REGENXBIO, Inc.(1)	1,497	9,835
Relay Therapeutics, Inc.(1)	5	17
Rocket Pharmaceuticals, Inc.(1)	2	19
Tango Therapeutics, Inc.(1)	598	1,238
Tyra Biosciences, Inc.(1)(2)	10	117
Ultragenyx Pharmaceutical, Inc.(1)	18	773
United Therapeutics Corp.(1)	994	318,130
Vanda Pharmaceuticals, Inc.(1)	1,436	6,835
Vaxcyte, Inc.(1)	28	2,045
Vertex Pharmaceuticals, Inc.(1)	4,020	1,928,756
Verve Therapeutics, Inc.(1)	6	38
Viking Therapeutics, Inc.(1)	6	173
Xencor, Inc.(1)	957	14,700
		9,507,673
Broadline Retail — 3.3%
Amazon.com, Inc.(1)	42,363	8,992,818
Coupang, Inc.(1)	21,304	504,905
Dillard's, Inc., Class A	116	45,134
eBay, Inc.	1,980	128,185
Etsy, Inc.(1)	793	40,594
Kohl's Corp.	5,620	64,124
Macy's, Inc.	12,691	182,116
MercadoLibre, Inc.(1)	581	1,232,806
Nordstrom, Inc.	3,803	92,375
Ollie's Bargain Outlet Holdings, Inc.(1)	1,092	113,033
		11,396,090
Building Products — 1.3%
A.O. Smith Corp.	3,104	206,354
AAON, Inc.	1,044	80,179
Advanced Drainage Systems, Inc.	2,703	301,087
Allegion PLC	780	100,394
Apogee Enterprises, Inc.	953	45,687
Armstrong World Industries, Inc.	1,776	272,900
21

Avantis Responsible U.S. Equity ETF
	Shares	Value
AZEK Co., Inc.(1)	1,126	$52,753
AZZ, Inc.	247	23,739
Builders FirstSource, Inc.(1)	2,523	350,672
Carlisle Cos., Inc.	1,268	432,084
Carrier Global Corp.	3,649	236,455
Fortune Brands Innovations, Inc.	977	63,231
Gibraltar Industries, Inc.(1)	1,280	84,109
Griffon Corp.	1,908	138,025
Hayward Holdings, Inc.(1)	941	13,635
Insteel Industries, Inc.	776	21,837
Janus International Group, Inc.(1)	5,629	45,539
JELD-WEN Holding, Inc.(1)	3,521	19,365
Johnson Controls International PLC	1,380	118,211
Lennox International, Inc.	452	271,674
Masco Corp.	1,123	84,427
Masterbrand, Inc.(1)	5,213	72,930
Owens Corning	2,295	353,522
Quanex Building Products Corp.	1,809	34,896
Simpson Manufacturing Co., Inc.	1,059	174,100
Trane Technologies PLC	780	275,886
Trex Co., Inc.(1)	2,461	151,819
UFP Industries, Inc.	1,875	200,625
Zurn Elkay Water Solutions Corp.	1,852	65,616
		4,291,751
Capital Markets — 5.1%
Affiliated Managers Group, Inc.	116	19,819
Ameriprise Financial, Inc.	2,723	1,463,068
ARES Management Corp., Class A	946	161,709
Artisan Partners Asset Management, Inc., Class A	1,942	81,991
Bank of New York Mellon Corp.	9,228	820,831
Blackrock, Inc.	600	586,668
Blackstone, Inc.	4,111	662,529
Carlyle Group, Inc.	6,907	344,245
Cboe Global Markets, Inc.	597	125,848
Charles Schwab Corp.	10,540	838,246
CME Group, Inc.	2,324	589,761
Cohen & Steers, Inc.	941	82,243
Coinbase Global, Inc., Class A(1)	1,775	382,725
Diamond Hill Investment Group, Inc.	116	16,952
Donnelley Financial Solutions, Inc.(1)	611	30,287
Evercore, Inc., Class A	1,081	261,386
FactSet Research Systems, Inc.	458	211,477
Federated Hermes, Inc.	1,601	62,039
Franklin Resources, Inc.	4,763	96,451
Goldman Sachs Group, Inc.	3,601	2,240,866
Houlihan Lokey, Inc.	1,623	281,347
Intercontinental Exchange, Inc.	1,250	216,537
Invesco Ltd.	7,901	137,398
Janus Henderson Group PLC	2,772	116,978
Jefferies Financial Group, Inc.	5,412	358,274
KKR & Co., Inc.	6,096	826,557
Lazard, Inc.	3,104	155,666
LPL Financial Holdings, Inc.	1,111	413,003
MarketAxess Holdings, Inc.	448	86,370
22

Avantis Responsible U.S. Equity ETF
	Shares	Value
Moelis & Co., Class A	1,766	$124,750
Moody's Corp.	790	398,113
Morgan Stanley	11,380	1,514,792
Morningstar, Inc.	116	36,391
MSCI, Inc.	126	74,404
Nasdaq, Inc.	446	36,920
Northern Trust Corp.	3,435	378,606
Open Lending Corp., Class A(1)	2,261	11,034
Piper Sandler Cos.	780	225,904
Raymond James Financial, Inc.	4,112	636,003
S&P Global, Inc.	1,319	704,003
SEI Investments Co.	3,416	273,451
State Street Corp.	4,497	446,237
Stifel Financial Corp.	3,268	347,029
T. Rowe Price Group, Inc.	2,274	240,407
Tradeweb Markets, Inc., Class A	594	80,410
Victory Capital Holdings, Inc., Class A	941	60,262
Virtu Financial, Inc., Class A	4,482	163,862
WisdomTree, Inc.	4,988	45,491
		17,469,340
Chemicals — 0.7%
Albemarle Corp.	1,455	112,079
Arcadium Lithium PLC(1)	17,525	102,346
Ashland, Inc.	1,178	71,646
Avient Corp.	1,502	64,241
Axalta Coating Systems Ltd.(1)	2,606	94,363
Balchem Corp.	4	696
DuPont de Nemours, Inc.	3,448	281,943
Element Solutions, Inc.	776	20,261
FMC Corp.	3,211	118,486
Hawkins, Inc.	1,100	115,489
Huntsman Corp.	5,917	100,175
Ingevity Corp.(1)	1,294	61,672
International Flavors & Fragrances, Inc.	1,289	105,453
Koppers Holdings, Inc.	448	13,041
Minerals Technologies, Inc.	1,167	80,220
PPG Industries, Inc.	946	107,106
PureCycle Technologies, Inc.(1)(2)	5,938	61,161
Quaker Chemical Corp.	361	50,186
RPM International, Inc.	1,796	222,507
Sherwin-Williams Co.	1,444	523,118
Stepan Co.	513	31,683
Trinseo PLC	22	108
		2,337,980
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	1,439	6,720
Brady Corp., Class A	1,104	80,007
Cintas Corp.	2,534	525,805
Civeo Corp.	776	16,684
Clean Harbors, Inc.(1)	792	169,132
Copart, Inc.(1)	7,981	437,359
Deluxe Corp.	545	8,971
Ennis, Inc.	941	19,949
Healthcare Services Group, Inc.(1)	941	9,881
23

Avantis Responsible U.S. Equity ETF
	Shares	Value
HNI Corp.	1,670	$77,805
Interface, Inc.	3,320	67,164
Liquidity Services, Inc.(1)	1,106	37,029
MillerKnoll, Inc.	3,665	78,797
MSA Safety, Inc.	220	36,014
OPENLANE, Inc.(1)	104	2,319
Pitney Bowes, Inc.	625	6,769
Pursuit Attractions & Hospitality, Inc.(1)	7	278
Rollins, Inc.	1,456	76,280
Steelcase, Inc., Class A	4,776	58,076
Tetra Tech, Inc.	1,327	38,735
UniFirst Corp.	175	37,611
Veralto Corp.	532	53,072
Vestis Corp.	279	3,306
		1,847,763
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	807	8,530
Arista Networks, Inc.(1)	8,436	784,970
Ciena Corp.(1)	2,617	208,235
Cisco Systems, Inc.	9,555	612,571
Extreme Networks, Inc.(1)	2,532	39,119
F5, Inc.(1)	292	85,390
Juniper Networks, Inc.	1,955	70,771
Lumentum Holdings, Inc.(1)	243	17,090
Motorola Solutions, Inc.	458	201,621
NETGEAR, Inc.(1)	448	11,782
NetScout Systems, Inc.(1)	218	4,903
Viasat, Inc.(1)	1,964	17,165
Viavi Solutions, Inc.(1)	6	67
		2,062,214
Construction and Engineering — 0.3%
AECOM	305	30,515
API Group Corp.(1)	1,761	69,154
Centuri Holdings, Inc.(1)	908	15,754
Comfort Systems USA, Inc.	1,212	440,356
Everus Construction Group, Inc.(1)	2,181	90,730
Granite Construction, Inc.	677	55,907
Limbach Holdings, Inc.(1)	725	60,175
MYR Group, Inc.(1)	440	53,997
Sterling Infrastructure, Inc.(1)	1,271	161,684
WillScot Holdings Corp.(1)	3,455	113,842
		1,092,114
Construction Materials — 0.1%
Knife River Corp.(1)	1,765	168,875
Vulcan Materials Co.	465	114,999
		283,874
Consumer Finance — 1.8%
Ally Financial, Inc.	10,377	384,987
American Express Co.	3,104	934,180
Bread Financial Holdings, Inc.	2,107	113,778
Capital One Financial Corp.	6,775	1,358,726
Credit Acceptance Corp.(1)	107	52,686
Discover Financial Services	6,740	1,315,581
Encore Capital Group, Inc.(1)	1,288	48,577
24

Avantis Responsible U.S. Equity ETF
	Shares	Value
Enova International, Inc.(1)	611	$63,141
Green Dot Corp., Class A(1)	1,271	9,723
LendingClub Corp.(1)	4,154	53,130
Navient Corp.	3,934	56,295
Nelnet, Inc., Class A	281	34,392
OneMain Holdings, Inc.	4,430	238,068
PRA Group, Inc.(1)	611	12,788
PROG Holdings, Inc.	1,462	41,477
Regional Management Corp.	446	14,963
SLM Corp.	11,364	343,079
SoFi Technologies, Inc.(1)	7,404	107,136
Synchrony Financial	14,508	880,345
World Acceptance Corp.(1)	116	15,641
		6,078,693
Consumer Staples Distribution & Retail — 3.1%
Andersons, Inc.	1,365	58,395
Chefs' Warehouse, Inc.(1)	532	33,293
Costco Wholesale Corp.	3,138	3,290,538
Dollar General Corp.	2,107	156,297
Dollar Tree, Inc.(1)	3,792	276,285
Kroger Co.	16,048	1,040,231
Natural Grocers by Vitamin Cottage, Inc.	1,037	46,084
PriceSmart, Inc.	867	77,501
SpartanNash Co.	1,683	33,980
Sprouts Farmers Market, Inc.(1)	5,419	804,180
Sysco Corp.	3,088	233,267
Target Corp.	7,884	979,508
U.S. Foods Holding Corp.(1)	459	32,901
United Natural Foods, Inc.(1)	2,591	82,368
Walgreens Boots Alliance, Inc.	2,514	26,850
Walmart, Inc.	33,160	3,269,908
		10,441,586
Containers and Packaging — 0.6%
AptarGroup, Inc.	958	140,587
Ardagh Metal Packaging SA(2)	1,582	4,540
Avery Dennison Corp.	614	115,414
Ball Corp.	5,687	299,648
Berry Global Group, Inc.	611	44,096
Crown Holdings, Inc.	1,125	100,834
Graphic Packaging Holding Co.	9,271	247,350
Greif, Inc., Class A	859	49,186
Greif, Inc., Class B	116	7,031
Myers Industries, Inc.	16	175
Packaging Corp. of America	2,847	606,667
Sealed Air Corp.	2,274	77,725
Silgan Holdings, Inc.	611	33,184
Smurfit WestRock PLC	5,361	279,147
Sonoco Products Co.	3,270	156,371
TriMas Corp.	398	8,155
		2,170,110
Distributors — 0.1%
Genuine Parts Co.	2,439	304,583
LKQ Corp.	1,349	56,914
25

Avantis Responsible U.S. Equity ETF
	Shares	Value
Pool Corp.	447	$155,109
		516,606
Diversified Consumer Services — 0.3%
ADT, Inc.	1,766	14,463
Adtalem Global Education, Inc.(1)	793	81,132
Bright Horizons Family Solutions, Inc.(1)	115	14,911
Frontdoor, Inc.(1)	941	42,797
Graham Holdings Co., Class B	126	123,955
Grand Canyon Education, Inc.(1)	1,278	229,810
H&R Block, Inc.	941	51,294
Laureate Education, Inc., Class A(1)	6,044	120,517
OneSpaWorld Holdings Ltd.	1,766	33,695
Perdoceo Education Corp.	2,921	74,778
Service Corp. International	2,203	178,443
Stride, Inc.(1)	1,110	151,848
Udemy, Inc.(1)	2	19
Universal Technical Institute, Inc.(1)	2,096	59,191
		1,176,853
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	89,117	2,442,697
Cogent Communications Holdings, Inc.	19	1,388
Frontier Communications Parent, Inc.(1)	9,510	342,265
Iridium Communications, Inc.	4,399	138,832
Shenandoah Telecommunications Co.	1,334	14,421
Verizon Communications, Inc.	45,781	1,973,161
		4,912,764
Electric Utilities — 0.4%
Constellation Energy Corp.	2,287	572,997
Edison International	5,450	296,698
Exelon Corp.	8,166	360,937
		1,230,632
Electrical Equipment — 0.7%
Acuity Brands, Inc.	575	170,850
AMETEK, Inc.	1,123	212,584
Array Technologies, Inc.(1)	1,092	5,766
Atkore, Inc.	2,108	129,642
Eaton Corp. PLC	1,112	326,172
Emerson Electric Co.	398	48,401
EnerSys	1,087	110,320
Fluence Energy, Inc.(1)(2)	2,514	14,380
Generac Holdings, Inc.(1)	828	112,732
Hubbell, Inc.	448	166,472
LSI Industries, Inc.	1,030	19,045
NEXTracker, Inc., Class A(1)	4,707	207,202
nVent Electric PLC	1,278	77,115
Regal Rexnord Corp.	566	73,240
Rockwell Automation, Inc.	234	67,193
Sensata Technologies Holding PLC	334	9,636
Sunrun, Inc.(1)	1,106	8,018
Thermon Group Holdings, Inc.(1)	791	23,334
Vertiv Holdings Co., Class A	5,929	564,263
		2,346,365
Electronic Equipment, Instruments and Components — 1.4%
Advanced Energy Industries, Inc.	748	86,147
26

Avantis Responsible U.S. Equity ETF
	Shares	Value
Amphenol Corp., Class A	3,772	$251,215
Arrow Electronics, Inc.(1)	957	103,423
Avnet, Inc.	3,567	180,276
Badger Meter, Inc.	281	59,103
Bel Fuse, Inc., Class B	178	14,936
Belden, Inc.	344	37,850
Benchmark Electronics, Inc.	611	24,416
CDW Corp.	1,111	197,980
Cognex Corp.	806	26,437
Coherent Corp.(1)	1,836	138,049
Corning, Inc.	16,688	836,903
CTS Corp.	776	34,656
ePlus, Inc.(1)	340	21,889
Fabrinet(1)	614	122,831
Flex Ltd.(1)	14,177	537,166
Insight Enterprises, Inc.(1)	472	72,631
IPG Photonics Corp.(1)	459	26,709
Jabil, Inc.	4,690	726,575
Keysight Technologies, Inc.(1)	1,806	288,111
Kimball Electronics, Inc.(1)	448	8,073
Knowles Corp.(1)	1,436	23,823
Littelfuse, Inc.	293	68,008
Methode Electronics, Inc.	611	6,660
Novanta, Inc.(1)	80	11,571
OSI Systems, Inc.(1)	300	61,863
PC Connection, Inc.	281	17,928
Plexus Corp.(1)	1,115	148,206
Sanmina Corp.(1)	1,126	92,242
ScanSource, Inc.(1)	611	22,369
TD SYNNEX Corp.	281	38,635
TE Connectivity PLC	2,465	379,684
Trimble, Inc.(1)	446	32,103
TTM Technologies, Inc.(1)	2,475	59,672
Vishay Intertechnology, Inc.	4,765	81,672
Vishay Precision Group, Inc.(1)	614	14,454
Vontier Corp.	1,294	48,331
Zebra Technologies Corp., Class A(1)	116	36,546
		4,939,143
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	881	7,118
Entertainment — 0.9%
AMC Entertainment Holdings, Inc., Class A(1)	1,246	4,112
Electronic Arts, Inc.	1,610	207,883
IMAX Corp.(1)	941	24,090
Liberty Media Corp.-Liberty Live, Class C(1)	298	21,864
Live Nation Entertainment, Inc.(1)	790	113,254
Marcus Corp.	872	15,993
Netflix, Inc.(1)	1,335	1,309,048
Playstudios, Inc.(1)	4,069	6,632
Playtika Holding Corp.	54	285
Roku, Inc.(1)	321	26,807
Sphere Entertainment Co.(1)	446	19,459
Take-Two Interactive Software, Inc.(1)	2,765	586,125
TKO Group Holdings, Inc.(1)	1,313	197,790
27

Avantis Responsible U.S. Equity ETF
	Shares	Value
Walt Disney Co.	4,110	$467,718
Warner Bros Discovery, Inc.(1)	10,264	117,625
		3,118,685
Financial Services — 3.0%
Apollo Global Management, Inc.	4,633	691,568
AvidXchange Holdings, Inc.(1)	941	7,152
Cannae Holdings, Inc.	1,436	28,777
Cass Information Systems, Inc.	446	19,495
Corpay, Inc.(1)	613	225,002
Enact Holdings, Inc.	776	26,679
Equitable Holdings, Inc.	14,509	798,285
Essent Group Ltd.	3,400	195,908
Euronet Worldwide, Inc.(1)	423	43,341
EVERTEC, Inc.	586	21,881
Federal Agricultural Mortgage Corp., Class C	322	67,321
Fidelity National Information Services, Inc.	1,122	79,797
Fiserv, Inc.(1)	1,141	268,922
Global Payments, Inc.	436	45,902
Jack Henry & Associates, Inc.	1,365	236,950
Marqeta, Inc., Class A(1)	117	489
Mastercard, Inc., Class A	4,265	2,457,962
MGIC Investment Corp.	10,041	247,109
NCR Atleos Corp.(1)	766	21,785
NMI Holdings, Inc., Class A(1)	3,435	125,171
Payoneer Global, Inc.(1)	5,302	45,332
PayPal Holdings, Inc.(1)	3,612	256,633
PennyMac Financial Services, Inc.	1,278	132,465
Radian Group, Inc.	5,751	189,265
Rocket Cos., Inc., Class A(1)(2)	1,209	16,926
Shift4 Payments, Inc., Class A(1)(2)	342	33,773
Visa, Inc., Class A	9,324	3,381,908
Voya Financial, Inc.	3,163	228,558
Walker & Dunlop, Inc.	1,290	110,514
Western Union Co.	6,416	69,485
WEX, Inc.(1)	292	45,873
		10,120,228
Food Products — 0.5%
Alico, Inc.	44	1,292
Archer-Daniels-Midland Co.	923	43,566
Bunge Global SA	3,800	281,922
Campbell's Co.	355	14,221
Darling Ingredients, Inc.(1)	3,795	136,962
Dole PLC	2,462	36,019
General Mills, Inc.	936	56,740
Hershey Co.	1,444	249,393
J.M. Smucker Co.	1,444	159,605
John B Sanfilippo & Son, Inc.	176	12,438
Kellanova	1,444	119,708
Lamb Weston Holdings, Inc.	1,521	78,894
Lancaster Colony Corp.	292	55,817
McCormick & Co., Inc.	366	30,235
Mondelez International, Inc., Class A	5,626	361,358
Vital Farms, Inc.(1)	669	22,151
28

Avantis Responsible U.S. Equity ETF
	Shares	Value
WK Kellogg Co.	2,870	$56,884
		1,717,205
Ground Transportation — 2.0%
ArcBest Corp.	1,111	87,513
Covenant Logistics Group, Inc.	680	17,116
CSX Corp.	32,111	1,027,873
Heartland Express, Inc.	1,271	13,117
JB Hunt Transport Services, Inc.	2,273	366,385
Knight-Swift Transportation Holdings, Inc.	2,215	111,725
Landstar System, Inc.	1,289	204,693
Lyft, Inc., Class A(1)	13,379	178,476
Marten Transport Ltd.	2,320	34,150
Norfolk Southern Corp.	3,336	819,822
Old Dominion Freight Line, Inc.	3,494	616,691
RXO, Inc.(1)	2,141	43,826
Ryder System, Inc.	2,107	346,538
Saia, Inc.(1)	780	319,363
Schneider National, Inc., Class B	2,273	59,962
Uber Technologies, Inc.(1)	4,750	361,048
U-Haul Holding Co.(1)	153	10,595
U-Haul Holding Co.	1,721	105,928
Union Pacific Corp.	7,246	1,787,516
XPO, Inc.(1)	1,197	147,183
		6,659,520
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	6,104	842,413
Align Technology, Inc.(1)	641	119,886
Avanos Medical, Inc.(1)	611	9,196
Baxter International, Inc.	1,141	39,376
Becton Dickinson & Co.	703	158,548
Boston Scientific Corp.(1)	6,573	682,212
Cooper Cos., Inc.(1)	1,242	112,252
Dentsply Sirona, Inc.	2,148	35,549
Dexcom, Inc.(1)	2,286	202,014
Edwards Lifesciences Corp.(1)	3,947	282,684
Embecta Corp.	65	877
GE HealthCare Technologies, Inc.	419	36,600
Globus Medical, Inc., Class A(1)	792	63,613
Haemonetics Corp.(1)	685	44,867
Hologic, Inc.(1)	1,455	92,232
IDEXX Laboratories, Inc.(1)	876	382,908
Inogen, Inc.(1)	66	550
Insulet Corp.(1)	116	31,583
Intuitive Surgical, Inc.(1)	1,034	592,637
Masimo Corp.(1)	744	140,445
Medtronic PLC	4,930	453,659
Merit Medical Systems, Inc.(1)	183	18,673
Neogen Corp.(1)	738	7,417
OraSure Technologies, Inc.(1)	2,101	7,311
Penumbra, Inc.(1)	116	33,111
PROCEPT BioRobotics Corp.(1)	20	1,287
QuidelOrtho Corp.(1)	1,127	45,069
ResMed, Inc.	458	106,952
Stryker Corp.	945	364,950
29

Avantis Responsible U.S. Equity ETF
	Shares	Value
Teleflex, Inc.	293	$38,896
UFP Technologies, Inc.(1)	42	9,559
Zimmer Biomet Holdings, Inc.	1,610	167,955
Zimvie, Inc.(1)	1,081	14,345
		5,139,626
Health Care Providers and Services — 1.8%
Acadia Healthcare Co., Inc.(1)	793	23,774
Accolade, Inc.(1)	514	3,583
agilon health, Inc.(1)	1,602	4,998
AMN Healthcare Services, Inc.(1)	1,454	36,815
Astrana Health, Inc.(1)	256	6,497
Cardinal Health, Inc.	2,463	318,909
Castle Biosciences, Inc.(1)	175	3,794
Cencora, Inc.	1,776	450,287
Centene Corp.(1)	7,311	425,208
Chemed Corp.	126	75,701
Cigna Group	761	235,035
CorVel Corp.(1)	703	77,520
Cross Country Healthcare, Inc.(1)	1,216	20,867
CVS Health Corp.	2,060	135,383
DaVita, Inc.(1)	459	67,877
Elevance Health, Inc.	1,893	751,294
Encompass Health Corp.	1,237	123,873
Ensign Group, Inc.	1,522	196,566
Fulgent Genetics, Inc.(1)	489	7,555
Guardant Health, Inc.(1)	12	511
HCA Healthcare, Inc.	624	191,131
HealthEquity, Inc.(1)	790	86,710
Henry Schein, Inc.(1)	843	60,839
Hims & Hers Health, Inc.(1)	24	1,082
Humana, Inc.	977	264,200
Labcorp Holdings, Inc.	1,147	287,943
McKesson Corp.	614	393,120
Molina Healthcare, Inc.(1)	1,707	514,012
National Research Corp.	446	6,507
NeoGenomics, Inc.(1)	754	7,533
Owens & Minor, Inc.(1)	2,309	22,120
Patterson Cos., Inc.	1,457	45,371
Premier, Inc., Class A	2,512	45,668
Quest Diagnostics, Inc.	212	36,655
UnitedHealth Group, Inc.	2,228	1,058,211
		5,987,149
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13	917
Health Catalyst, Inc.(1)	1,044	4,875
Teladoc Health, Inc.(1)	446	4,264
Veeva Systems, Inc., Class A(1)	545	122,156
		132,212
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	957	132,899
Aramark	611	22,637
BJ's Restaurants, Inc.(1)	611	23,297
Bloomin' Brands, Inc.	2,935	27,530
Booking Holdings, Inc.	207	1,038,314
30

Avantis Responsible U.S. Equity ETF
	Shares	Value
Cheesecake Factory, Inc.	1,876	$101,360
Chipotle Mexican Grill, Inc.(1)	17,577	948,631
Choice Hotels International, Inc.	896	128,388
Cracker Barrel Old Country Store, Inc.	956	43,297
Darden Restaurants, Inc.	2,519	504,959
Dave & Buster's Entertainment, Inc.(1)(2)	611	12,764
DoorDash, Inc., Class A(1)	786	155,974
Hilton Grand Vacations, Inc.(1)	184	7,894
Jack in the Box, Inc.	6	231
McDonald's Corp.	1,958	603,710
Papa John's International, Inc.	2	91
Planet Fitness, Inc., Class A(1)	412	38,131
Playa Hotels & Resorts NV(1)	3,969	52,986
Potbelly Corp.(1)	1,099	14,012
Sabre Corp.(1)	309	1,276
Six Flags Entertainment Corp.	249	10,948
Starbucks Corp.	2,273	263,236
Texas Roadhouse, Inc.	2,440	449,180
Travel & Leisure Co.	490	27,352
United Parks & Resorts, Inc.(1)	98	4,949
Vail Resorts, Inc.	137	21,782
Wendy's Co.	2,293	35,541
Wingstop, Inc.	137	32,165
Wyndham Hotels & Resorts, Inc.	775	83,956
Yum! Brands, Inc.	1,123	175,603
		4,963,093
Household Durables — 1.5%
Beazer Homes USA, Inc.(1)	1,106	24,664
Cavco Industries, Inc.(1)	182	95,464
Century Communities, Inc.	1,075	74,637
Champion Homes, Inc.(1)	1,395	142,987
DR Horton, Inc.	3,981	504,831
Dream Finders Homes, Inc., Class A(1)(2)	884	21,136
Ethan Allen Interiors, Inc.	941	26,819
Garmin Ltd.	2,326	532,491
Green Brick Partners, Inc.(1)	1,205	71,975
Helen of Troy Ltd.(1)	640	35,219
Hovnanian Enterprises, Inc., Class A(1)	281	28,581
Installed Building Products, Inc.	691	118,437
KB Home	2,399	146,339
La-Z-Boy, Inc.	1,718	77,722
Leggett & Platt, Inc.	21	193
Lennar Corp., B Shares	403	46,627
Lennar Corp., Class A	4,502	538,574
LGI Homes, Inc.(1)	116	8,518
Lovesac Co.(1)(2)	1,058	22,165
M/I Homes, Inc.(1)	1,225	143,484
Meritage Homes Corp.	2,595	188,060
Mohawk Industries, Inc.(1)	625	73,494
Newell Brands, Inc.	26	167
NVR, Inc.(1)	67	485,454
PulteGroup, Inc.	6,906	713,252
Somnigroup International, Inc.	2,106	134,531
Sonos, Inc.(1)	3,085	40,784
31

Avantis Responsible U.S. Equity ETF
	Shares	Value
Taylor Morrison Home Corp.(1)	4,473	$275,716
Toll Brothers, Inc.	3,017	336,818
TopBuild Corp.(1)	116	35,541
Tri Pointe Homes, Inc.(1)	4,100	129,806
Whirlpool Corp.	756	76,953
		5,151,439
Household Products — 1.0%
Central Garden & Pet Co.(1)	364	12,846
Central Garden & Pet Co., Class A(1)	2,026	63,778
Church & Dwight Co., Inc.	2,274	252,869
Clorox Co.	1,735	271,337
Colgate-Palmolive Co.	8,708	793,908
Energizer Holdings, Inc.	421	12,937
Kimberly-Clark Corp.	4,492	637,909
Oil-Dri Corp. of America	416	18,350
Procter & Gamble Co.	7,527	1,308,494
Spectrum Brands Holdings, Inc.	532	41,198
		3,413,626
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	959	66,977
Sunnova Energy International, Inc.(1)(2)	1,931	3,205
		70,182
Insurance — 5.2%
Aflac, Inc.	9,711	1,063,063
Allstate Corp.	3,463	689,656
American Financial Group, Inc.	1,954	246,751
American International Group, Inc.	10,541	874,271
AMERISAFE, Inc.	446	22,951
Aon PLC, Class A	998	408,302
Arch Capital Group Ltd.	8,066	749,412
Arthur J Gallagher & Co.	929	313,760
Assurant, Inc.	956	198,743
Assured Guaranty Ltd.	1,610	140,601
Axis Capital Holdings Ltd.	3,435	332,783
Brighthouse Financial, Inc.(1)	2,439	144,657
Brown & Brown, Inc.	596	70,650
Chubb Ltd.	3,338	952,932
Cincinnati Financial Corp.	2,274	336,120
CNA Financial Corp.	446	21,841
CNO Financial Group, Inc.	3,269	136,285
Erie Indemnity Co., Class A	424	181,502
Everest Group Ltd.	956	337,678
Fidelity National Financial, Inc.	3,891	251,086
First American Financial Corp.	2,779	182,552
Genworth Financial, Inc., Class A(1)	13,688	95,132
Globe Life, Inc.	2,439	310,802
Hanover Insurance Group, Inc.	956	163,027
Hartford Insurance Group, Inc.	8,066	954,046
Hippo Holdings, Inc.(1)	292	8,389
Horace Mann Educators Corp.	1,106	46,817
Kemper Corp.	611	41,291
Kinsale Capital Group, Inc.	458	197,787
Lincoln National Corp.	2,771	108,069
Markel Group, Inc.(1)	126	243,613
32

Avantis Responsible U.S. Equity ETF
	Shares	Value
Marsh & McLennan Cos., Inc.	1,776	$422,404
Mercury General Corp.	611	32,951
MetLife, Inc.	8,563	737,959
Old Republic International Corp.	8,350	321,558
Oscar Health, Inc., Class A(1)	2,096	30,623
Primerica, Inc.	1,443	418,470
Principal Financial Group, Inc.	5,917	526,850
Progressive Corp.	5,107	1,440,174
Prudential Financial, Inc.	4,597	529,115
Reinsurance Group of America, Inc.	1,942	393,624
RenaissanceRe Holdings Ltd.	946	224,789
RLI Corp.	1,232	93,743
Selective Insurance Group, Inc.	1,610	138,532
SiriusPoint Ltd.(1)	4,440	68,110
Skyward Specialty Insurance Group, Inc.(1)	901	46,870
Stewart Information Services Corp.	866	61,659
Travelers Cos., Inc.	4,597	1,188,279
United Fire Group, Inc.	180	5,053
Unum Group	4,921	404,949
W.R. Berkley Corp.	6,150	387,942
White Mountains Insurance Group Ltd.	80	147,960
Willis Towers Watson PLC	547	185,789
		17,631,972
Interactive Media and Services — 6.2%
Alphabet, Inc., Class A	32,389	5,515,199
Alphabet, Inc., Class C	26,456	4,556,252
Cargurus, Inc.(1)	4,371	140,702
Cars.com, Inc.(1)	3,436	45,355
Match Group, Inc.	1,443	45,758
Meta Platforms, Inc., Class A	15,831	10,578,274
Pinterest, Inc., Class A(1)	2,452	90,675
Snap, Inc., Class A(1)	1,113	11,408
Taboola.com Ltd.(1)	5,999	16,377
TripAdvisor, Inc.(1)	627	9,280
Yelp, Inc.(1)	1,025	35,168
Ziff Davis, Inc.(1)	446	18,313
ZipRecruiter, Inc., Class A(1)	851	4,766
ZoomInfo Technologies, Inc.(1)	36	420
		21,067,947
IT Services — 1.2%
Accenture PLC, Class A	2,964	1,032,954
Akamai Technologies, Inc.(1)	2,009	162,086
Amdocs Ltd.	1,473	128,519
ASGN, Inc.(1)	224	15,093
Cloudflare, Inc., Class A(1)	281	40,829
Cognizant Technology Solutions Corp., Class A	5,114	426,150
DigitalOcean Holdings, Inc.(1)	343	14,698
DXC Technology Co.(1)	7,607	139,741
EPAM Systems, Inc.(1)	190	39,167
Gartner, Inc.(1)	791	394,171
Globant SA(1)	178	26,794
GoDaddy, Inc., Class A(1)	2,273	408,003
Hackett Group, Inc.	776	23,575
International Business Machines Corp.	3,116	786,603
33

Avantis Responsible U.S. Equity ETF
	Shares	Value
Kyndryl Holdings, Inc.(1)	7,914	$301,365
MongoDB, Inc.(1)	78	20,860
Okta, Inc.(1)	96	8,687
Snowflake, Inc., Class A(1)	724	128,220
Twilio, Inc., Class A(1)	500	59,965
VeriSign, Inc.(1)	374	88,967
		4,246,447
Leisure Products — 0.2%
Acushnet Holdings Corp.	1,076	69,187
Brunswick Corp.	2,606	158,575
Funko, Inc., Class A(1)	28	345
Hasbro, Inc.	235	15,301
JAKKS Pacific, Inc.(1)	387	10,480
Malibu Boats, Inc., Class A(1)	793	26,470
MasterCraft Boat Holdings, Inc.(1)	776	13,642
Mattel, Inc.(1)	2,953	62,899
Polaris, Inc.	1,290	57,947
Topgolf Callaway Brands Corp.(1)	1,106	7,222
YETI Holdings, Inc.(1)	3,209	114,369
		536,437
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	2	21
Adaptive Biotechnologies Corp.(1)	15	124
Agilent Technologies, Inc.	1,288	164,761
Avantor, Inc.(1)	1,244	20,775
Azenta, Inc.(1)	1,106	48,244
Bio-Rad Laboratories, Inc., Class A(1)	126	33,410
Bio-Techne Corp.	693	42,793
Bruker Corp.	1,112	52,509
Charles River Laboratories International, Inc.(1)	173	28,599
Danaher Corp.	1,624	337,402
Fortrea Holdings, Inc.(1)	8	111
Illumina, Inc.(1)	85	7,543
IQVIA Holdings, Inc.(1)	480	90,624
Maravai LifeSciences Holdings, Inc., Class A(1)	40	129
Medpace Holdings, Inc.(1)	292	95,577
Mettler-Toledo International, Inc.(1)	79	100,545
OmniAb, Inc.(1)	47	5
OmniAb, Inc.(1)	47	3
Repligen Corp.(1)	116	18,474
Revvity, Inc.	281	31,514
Thermo Fisher Scientific, Inc.	766	405,183
Waters Corp.(1)	683	257,723
West Pharmaceutical Services, Inc.	640	148,697
		1,884,766
Machinery — 2.9%
AGCO Corp.	1,566	151,855
Alamo Group, Inc.	170	29,747
Albany International Corp., Class A	715	54,748
Allison Transmission Holdings, Inc.	1,288	131,054
Astec Industries, Inc.	361	12,844
Atmus Filtration Technologies, Inc.	2,140	85,172
Caterpillar, Inc.	1,232	423,746
Commercial Vehicle Group, Inc.(1)	1,538	3,199
34

Avantis Responsible U.S. Equity ETF
	Shares	Value
Crane Co.	233	$37,977
Cummins, Inc.	2,709	997,400
Deere & Co.	3,686	1,772,192
Donaldson Co., Inc.	3,220	222,470
Dover Corp.	458	91,037
Enerpac Tool Group Corp.	931	43,077
Enpro, Inc.	321	58,448
ESCO Technologies, Inc.	369	60,841
Fortive Corp.	46	3,659
Franklin Electric Co., Inc.	1,044	106,645
Gates Industrial Corp. PLC(1)	1,223	26,466
Graco, Inc.	2,817	245,276
Graham Corp.(1)	542	18,336
Greenbrier Cos., Inc.	1,434	80,591
Hillman Solutions Corp.(1)	2,576	25,142
IDEX Corp.	268	52,080
Illinois Tool Works, Inc.	1,941	512,385
Ingersoll Rand, Inc.	2,864	242,810
ITT, Inc.	1,277	180,363
JBT Marel Corp.	435	57,420
Kadant, Inc.	94	35,201
Kennametal, Inc.	2,552	56,476
Lincoln Electric Holdings, Inc.	1,622	335,251
Lindsay Corp.	390	51,527
Middleby Corp.(1)	533	88,163
Mueller Industries, Inc.	4,628	371,073
Mueller Water Products, Inc., Class A	5,374	138,434
Nordson Corp.	178	37,432
Oshkosh Corp.	2,009	205,521
Otis Worldwide Corp.	1,277	127,419
PACCAR, Inc.	8,613	923,658
Parker-Hannifin Corp.	304	203,227
Pentair PLC	434	40,883
REV Group, Inc.	2,045	62,372
Shyft Group, Inc.	15	150
Snap-on, Inc.	1,122	382,793
Standex International Corp.	200	37,196
Stanley Black & Decker, Inc.	446	38,592
Tennant Co.	680	58,861
Terex Corp.	2,559	104,151
Timken Co.	1,292	104,652
Titan International, Inc.(1)	2,024	17,244
Toro Co.	1,444	115,823
Trinity Industries, Inc.	2,984	92,773
Wabash National Corp.	1,660	19,439
Watts Water Technologies, Inc., Class A	292	62,657
Westinghouse Air Brake Technologies Corp.	1,112	206,120
Worthington Enterprises, Inc.	897	37,665
Xylem, Inc.	1,207	157,984
		9,839,717
Marine Transportation — 0.1%
Costamare, Inc.	1,436	14,618
Matson, Inc.	1,570	226,190
35

Avantis Responsible U.S. Equity ETF
	Shares	Value
Safe Bulkers, Inc.	3,581	$13,393
		254,201
Media — 0.9%
Altice USA, Inc., Class A(1)	8	23
Cable One, Inc.	192	49,955
Charter Communications, Inc., Class A(1)	282	102,527
Comcast Corp., Class A	36,306	1,302,659
EchoStar Corp., Class A(1)	5,120	159,898
Entravision Communications Corp., Class A	128	285
Fox Corp., Class A	6,636	382,234
Fox Corp., Class B	2,813	152,099
Ibotta, Inc., Class A(1)(2)	767	25,610
Interpublic Group of Cos., Inc.	1,719	47,101
John Wiley & Sons, Inc., Class A	181	7,218
Liberty Broadband Corp., Class A(1)	116	9,457
Liberty Broadband Corp., Class C(1)	780	64,163
New York Times Co., Class A	1,942	93,391
News Corp., Class A	5,087	145,590
News Corp., Class B	1,436	46,354
Nexstar Media Group, Inc., Class A	293	49,561
Omnicom Group, Inc.	1,460	120,830
Paramount Global, Class B	13,579	154,257
PubMatic, Inc., Class A(1)	941	10,003
Scholastic Corp.	1,200	26,268
Sinclair, Inc.	589	8,552
Sirius XM Holdings, Inc.	2	48
Thryv Holdings, Inc.(1)	611	10,534
Trade Desk, Inc., Class A(1)	1,250	87,900
WideOpenWest, Inc.(1)	2,851	14,055
		3,070,572
Metals and Mining — 0.7%
Commercial Metals Co.	4,098	198,507
Kaiser Aluminum Corp.	668	47,268
Newmont Corp.	9,249	396,227
Nucor Corp.	4,052	557,029
Radius Recycling, Inc., Class A	957	13,235
Reliance, Inc.	1,362	404,732
Royal Gold, Inc.	1,112	163,464
Ryerson Holding Corp.	1,162	29,259
Steel Dynamics, Inc.	4,446	600,521
Worthington Steel, Inc.	1,713	45,686
		2,455,928
Oil, Gas and Consumable Fuels — 0.0%
DHT Holdings, Inc.	4,760	49,218
Epsilon Energy Ltd.	312	2,059
Evolution Petroleum Corp.	26	131
Teekay Tankers Ltd., Class A	621	23,437
		74,845
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	3,294	328,313
Magnera Corp.(1)	170	3,504
Mercer International, Inc.	1,931	15,178
Sylvamo Corp.	1,433	101,886
		448,881
36

Avantis Responsible U.S. Equity ETF
	Shares	Value
Personal Care Products — 0.2%
Edgewell Personal Care Co.	446	$14,036
Estee Lauder Cos., Inc., Class A	1,039	74,714
Kenvue, Inc.	19,502	460,247
Nu Skin Enterprises, Inc., Class A	956	7,572
USANA Health Sciences, Inc.(1)	232	6,865
		563,434
Pharmaceuticals — 2.9%
Arvinas, Inc.(1)	1,479	26,178
Bristol-Myers Squibb Co.	16,672	993,985
Collegium Pharmaceutical, Inc.(1)	1,464	42,529
Corcept Therapeutics, Inc.(1)	1,050	63,609
Elanco Animal Health, Inc.(1)	2,756	30,785
Eli Lilly & Co.	2,696	2,482,018
Innoviva, Inc.(1)	2,347	42,058
Jazz Pharmaceuticals PLC(1)	1,521	218,309
Johnson & Johnson	13,043	2,152,356
Ligand Pharmaceuticals, Inc.(1)	352	43,025
Merck & Co., Inc.	21,250	1,960,312
Pfizer, Inc.	25,783	681,445
Pliant Therapeutics, Inc.(1)	40	138
Royalty Pharma PLC, Class A	3,269	109,969
Supernus Pharmaceuticals, Inc.(1)	1,139	36,516
Theravance Biopharma, Inc.(1)	1,441	13,473
Viatris, Inc.	37,685	347,833
Zoetis, Inc.	3,104	519,113
		9,763,651
Professional Services — 1.5%
Alight, Inc., Class A	10,230	69,871
Amentum Holdings, Inc.(1)	226	4,439
Automatic Data Processing, Inc.	5,462	1,721,513
Barrett Business Services, Inc.	905	36,426
Booz Allen Hamilton Holding Corp.	1,111	117,833
Broadridge Financial Solutions, Inc.	780	188,152
CACI International, Inc., Class A(1)	3	1,005
CBIZ, Inc.(1)	1,702	133,045
Clarivate PLC(1)(2)	3,478	14,921
Concentrix Corp.	20	903
Conduent, Inc.(1)	7,365	26,072
CRA International, Inc.	281	54,275
CSG Systems International, Inc.	1,140	73,302
Dun & Bradstreet Holdings, Inc.	567	5,143
Equifax, Inc.	442	108,378
ExlService Holdings, Inc.(1)	1,601	77,568
Exponent, Inc.	363	30,732
Franklin Covey Co.(1)	446	14,263
FTI Consulting, Inc.(1)	116	19,210
Genpact Ltd.	1,106	58,861
Heidrick & Struggles International, Inc.	941	38,572
IBEX Holdings Ltd.(1)	21	531
Insperity, Inc.	1,043	91,753
Jacobs Solutions, Inc.	281	35,999
KBR, Inc.	612	30,006
Kelly Services, Inc., Class A	941	12,675
37

Avantis Responsible U.S. Equity ETF
	Shares	Value
Kforce, Inc.	996	$49,920
Korn Ferry	1,462	95,980
Leidos Holdings, Inc.	256	33,272
ManpowerGroup, Inc.	1,277	73,593
Maximus, Inc.	281	18,321
Parsons Corp.(1)	446	25,966
Paychex, Inc.	4,264	646,721
Paycom Software, Inc.	1,386	304,185
Paylocity Holding Corp.(1)	153	31,256
RCM Technologies, Inc.(1)	11	206
Resources Connection, Inc.	447	3,254
Robert Half, Inc.	3,766	222,533
Science Applications International Corp.	191	18,869
SS&C Technologies Holdings, Inc.	611	54,410
TransUnion	610	56,382
TriNet Group, Inc.	594	43,784
TrueBlue, Inc.(1)	1,436	9,018
TTEC Holdings, Inc.	281	950
Verisk Analytics, Inc.	1,601	475,353
		5,129,421
Real Estate Management and Development — 0.4%
Anywhere Real Estate, Inc.(1)	2	7
CBRE Group, Inc., Class A(1)	3,149	446,969
CoStar Group, Inc.(1)	1,444	110,105
Cushman & Wakefield PLC(1)	1,630	19,381
Forestar Group, Inc.(1)	941	20,749
FRP Holdings, Inc.(1)	22	690
Howard Hughes Holdings, Inc.(1)	755	59,796
Jones Lang LaSalle, Inc.(1)	1,010	274,609
Kennedy-Wilson Holdings, Inc.	3,685	35,781
Marcus & Millichap, Inc.	1,271	48,908
Newmark Group, Inc., Class A	3,068	45,008
RE/MAX Holdings, Inc., Class A(1)	776	6,891
Seaport Entertainment Group, Inc.(1)	182	4,262
Tejon Ranch Co.(1)	447	6,866
Zillow Group, Inc., Class A(1)	527	39,204
Zillow Group, Inc., Class C(1)	3,321	254,588
		1,373,814
Semiconductors and Semiconductor Equipment — 8.2%
Advanced Micro Devices, Inc.(1)	9,871	985,718
Allegro MicroSystems, Inc.(1)	776	17,305
Amkor Technology, Inc.	2,125	44,837
Analog Devices, Inc.	1,942	446,777
Applied Materials, Inc.	10,594	1,674,594
Axcelis Technologies, Inc.(1)	922	50,516
Broadcom, Inc.	17,361	3,462,304
CEVA, Inc.(1)	175	5,996
Cirrus Logic, Inc.(1)	809	84,306
Cohu, Inc.(1)	1,020	20,053
Enphase Energy, Inc.(1)	1,024	58,706
Entegris, Inc.	1,080	109,318
First Solar, Inc.(1)	791	107,718
FormFactor, Inc.(1)	1,128	37,562
GLOBALFOUNDRIES, Inc.(1)(2)	700	27,139
38

Avantis Responsible U.S. Equity ETF
	Shares	Value
Intel Corp.	24,583	$583,355
KLA Corp.	2,019	1,431,148
Kulicke & Soffa Industries, Inc.	1,882	72,024
Lam Research Corp.	19,637	1,506,943
Lattice Semiconductor Corp.(1)	625	38,963
Marvell Technology, Inc.	2,864	262,972
MaxLinear, Inc.(1)	303	4,427
Micron Technology, Inc.	14,312	1,340,033
MKS Instruments, Inc.	827	75,935
Monolithic Power Systems, Inc.	126	76,987
NVIDIA Corp.	87,602	10,943,242
NXP Semiconductors NV	1,217	262,373
ON Semiconductor Corp.(1)	7,383	347,370
Onto Innovation, Inc.(1)	718	104,584
Photronics, Inc.(1)	2,626	54,726
Qorvo, Inc.(1)	780	56,698
QUALCOMM, Inc.	8,822	1,386,554
Rambus, Inc.(1)	1,444	80,705
Semtech Corp.(1)	36	1,375
Skyworks Solutions, Inc.	1,332	88,791
SolarEdge Technologies, Inc.(1)(2)	293	4,832
Synaptics, Inc.(1)	702	46,430
Teradyne, Inc.	3,601	395,606
Texas Instruments, Inc.	7,007	1,373,302
Ultra Clean Holdings, Inc.(1)	1,683	41,402
Universal Display Corp.	304	46,700
Veeco Instruments, Inc.(1)	776	17,258
		27,777,584
Software — 6.8%
A10 Networks, Inc.	1,774	36,881
ACI Worldwide, Inc.(1)	611	35,041
Adeia, Inc.	870	13,676
Adobe, Inc.(1)	1,112	487,679
Altair Engineering, Inc., Class A(1)	1	112
ANSYS, Inc.(1)	116	38,657
Autodesk, Inc.(1)	1,088	298,341
Bentley Systems, Inc., Class B	708	31,081
Bill Holdings, Inc.(1)	304	16,781
Box, Inc., Class A(1)	1,020	33,354
C3.ai, Inc., Class A(1)	994	23,309
Cadence Design Systems, Inc.(1)	1,624	406,812
Commvault Systems, Inc.(1)	281	47,927
Consensus Cloud Solutions, Inc.(1)	11	288
CoreCard Corp.(1)	16	333
Crowdstrike Holdings, Inc., Class A(1)	790	307,831
Daily Journal Corp.(1)	1	393
Datadog, Inc., Class A(1)	608	70,862
Digital Turbine, Inc.(1)	6	21
DocuSign, Inc.(1)	1,444	120,098
Dolby Laboratories, Inc., Class A	625	51,006
Dropbox, Inc., Class A(1)	1,141	29,643
Dynatrace, Inc.(1)	446	25,534
Elastic NV(1)	281	32,697
Fair Isaac Corp.(1)	126	237,680
39

Avantis Responsible U.S. Equity ETF
	Shares	Value
Fortinet, Inc.(1)	4,062	$438,737
Gen Digital, Inc.	2,756	75,321
Guidewire Software, Inc.(1)	489	98,445
HubSpot, Inc.(1)	5	3,620
InterDigital, Inc.	1,380	294,823
Intuit, Inc.	624	383,036
JFrog Ltd.(1)	36	1,323
LiveRamp Holdings, Inc.(1)	446	13,326
Manhattan Associates, Inc.(1)	624	110,373
MARA Holdings, Inc.(1)(2)	1,266	17,623
Microsoft Corp.	38,829	15,414,725
NCR Voyix Corp.(1)	199	2,245
Nutanix, Inc., Class A(1)	776	59,667
Olo, Inc., Class A(1)	2	14
Oracle Corp.	3,661	607,946
Palantir Technologies, Inc., Class A(1)	3,767	319,894
Palo Alto Networks, Inc.(1)	5,744	1,093,830
Progress Software Corp.	446	24,369
PROS Holdings, Inc.(1)	28	677
PTC, Inc.(1)	281	45,980
Qualys, Inc.(1)	626	82,294
Rapid7, Inc.(1)	35	1,018
RingCentral, Inc., Class A(1)	116	3,300
Roper Technologies, Inc.	157	91,767
Salesforce, Inc.	1,444	430,095
ServiceNow, Inc.(1)	624	580,170
SPS Commerce, Inc.(1)	293	39,028
Synopsys, Inc.(1)	489	223,610
Tenable Holdings, Inc.(1)	96	3,661
Teradata Corp.(1)	1,142	27,225
Tyler Technologies, Inc.(1)	126	76,662
Unity Software, Inc.(1)	20	513
Workday, Inc., Class A(1)	459	120,873
Xperi, Inc.(1)	547	4,628
Zoom Communications, Inc., Class A(1)	791	58,297
Zscaler, Inc.(1)	116	22,763
		23,117,915
Specialized REITs — 0.0%
Millrose Properties, Inc., Class A(1)	2,368	54,132
Specialty Retail — 3.7%
1-800-Flowers.com, Inc., Class A(1)(2)	1,333	9,198
Abercrombie & Fitch Co., Class A(1)	2,605	268,289
Advance Auto Parts, Inc.	1,941	71,623
American Eagle Outfitters, Inc.	7,140	93,463
Arhaus, Inc.	2,771	26,380
Asbury Automotive Group, Inc.(1)	690	185,196
AutoNation, Inc.(1)	1,578	287,780
AutoZone, Inc.(1)	43	150,199
Bath & Body Works, Inc.	1,106	40,070
Best Buy Co., Inc.	5,276	474,365
Boot Barn Holdings, Inc.(1)	861	105,412
Buckle, Inc.	1,271	50,904
Build-A-Bear Workshop, Inc.	1,106	45,257
Burlington Stores, Inc.(1)	1,911	476,470
40

Avantis Responsible U.S. Equity ETF
	Shares	Value
Caleres, Inc.	1,766	$28,539
CarMax, Inc.(1)	4,431	367,640
Carvana Co.(1)	590	137,529
Cato Corp., Class A	45	138
Chewy, Inc., Class A(1)	941	35,062
Dick's Sporting Goods, Inc.	1,665	374,791
Five Below, Inc.(1)	1,468	127,554
Floor & Decor Holdings, Inc., Class A(1)	2,068	199,831
Foot Locker, Inc.(1)	3,127	54,160
GameStop Corp., Class A(1)	3,345	83,759
Gap, Inc.	11,173	252,621
Genesco, Inc.(1)	611	22,344
Guess?, Inc.(2)	1,766	17,943
Haverty Furniture Cos., Inc.	611	13,949
Home Depot, Inc.	3,863	1,532,066
Lithia Motors, Inc.	936	322,396
Lowe's Cos., Inc.	1,674	416,223
MarineMax, Inc.(1)	941	23,854
National Vision Holdings, Inc.(1)	446	5,669
ODP Corp.(1)	1,546	24,056
O'Reilly Automotive, Inc.(1)	282	387,366
Penske Automotive Group, Inc.	939	158,437
PetMed Express, Inc.(1)(2)	18	80
Revolve Group, Inc.(1)	3	80
RH(1)	292	94,044
Ross Stores, Inc.	6,159	864,231
Sally Beauty Holdings, Inc.(1)	1,766	15,929
Shoe Carnival, Inc.	611	13,527
Signet Jewelers Ltd.(2)	2,274	118,976
Sleep Number Corp.(1)	2	28
Sonic Automotive, Inc., Class A	794	54,119
Tilly's, Inc., Class A(1)	22	84
TJX Cos., Inc.	15,857	1,978,319
Tractor Supply Co.	13,862	767,262
Ulta Beauty, Inc.(1)	1,455	533,054
Upbound Group, Inc.	1,030	26,595
Urban Outfitters, Inc.(1)	2,308	134,302
Victoria's Secret & Co.(1)	3,600	96,228
Wayfair, Inc., Class A(1)	792	31,324
Williams-Sonoma, Inc.	4,455	866,854
Zumiez, Inc.(1)	776	11,066
		12,476,635
Technology Hardware, Storage and Peripherals — 6.1%
Apple, Inc.	78,851	19,069,326
Dell Technologies, Inc., Class C	2,180	224,017
Eastman Kodak Co.(1)	340	2,387
Hewlett Packard Enterprise Co.	10,592	209,828
HP, Inc.	3,789	116,966
Immersion Corp.	1,307	10,508
NetApp, Inc.	2,538	253,318
Pure Storage, Inc., Class A(1)	1,349	70,782
Sandisk Corp.(1)	864	40,510
Seagate Technology Holdings PLC	1,687	171,922
Super Micro Computer, Inc.(1)(2)	7,724	320,237
41

Avantis Responsible U.S. Equity ETF
	Shares	Value
Western Digital Corp.(1)	2,639	$129,126
Xerox Holdings Corp.	35	232
		20,619,159
Textiles, Apparel and Luxury Goods — 1.6%
Capri Holdings Ltd.(1)	5,586	122,780
Carter's, Inc.	1,444	59,594
Columbia Sportswear Co.	946	82,151
Crocs, Inc.(1)	946	94,193
Deckers Outdoor Corp.(1)	4,275	595,764
G-III Apparel Group Ltd.(1)	1,726	46,723
Hanesbrands, Inc.(1)	4,399	26,526
Kontoor Brands, Inc.	2,049	133,267
Levi Strauss & Co., Class A	2,261	40,630
Lululemon Athletica, Inc.(1)	2,062	753,888
Movado Group, Inc.	611	11,799
NIKE, Inc., Class B	15,652	1,243,238
Oxford Industries, Inc.	790	49,004
PVH Corp.	1,443	107,994
Ralph Lauren Corp.	1,443	391,255
Skechers USA, Inc., Class A(1)	4,361	265,977
Steven Madden Ltd.	2,847	93,353
Tapestry, Inc.	9,061	773,991
Under Armour, Inc., Class A(1)	5,136	34,976
Under Armour, Inc., Class C(1)	3,251	20,644
VF Corp.	15,238	379,883
		5,327,630
Trading Companies and Distributors — 1.5%
Air Lease Corp.	3,767	180,515
Applied Industrial Technologies, Inc.	625	156,612
Beacon Roofing Supply, Inc.(1)	277	31,971
BlueLinx Holdings, Inc.(1)	602	47,781
Boise Cascade Co.	2,107	218,411
Core & Main, Inc., Class A(1)	1,403	71,567
DNOW, Inc.(1)	4,028	64,367
Fastenal Co.	9,373	709,817
FTAI Aviation Ltd.	2,684	345,458
GATX Corp.	1,278	213,490
GMS, Inc.(1)	1,543	122,838
H&E Equipment Services, Inc.	1,610	154,399
Herc Holdings, Inc.	1,418	203,455
Hudson Technologies, Inc.(1)	1,605	9,245
McGrath RentCorp	780	95,160
MRC Global, Inc.(1)	2,940	35,780
MSC Industrial Direct Co., Inc., Class A	791	63,565
Rush Enterprises, Inc., Class A	1,952	113,841
Rush Enterprises, Inc., Class B	714	40,655
SiteOne Landscape Supply, Inc.(1)	293	37,009
Titan Machinery, Inc.(1)	941	16,176
United Rentals, Inc.	1,152	739,952
Watsco, Inc.	292	147,264
WESCO International, Inc.	1,161	209,526
WW Grainger, Inc.	961	981,383
		5,010,237
42

Avantis Responsible U.S. Equity ETF
	Shares	Value
Water Utilities — 0.0%
American Water Works Co., Inc.	352	$47,861
Wireless Telecommunication Services — 0.6%
Gogo, Inc.(1)	1,755	12,864
T-Mobile U.S., Inc.	7,030	1,895,921
		1,908,785
TOTAL COMMON STOCKS (Cost $265,064,232)		339,970,240
RIGHTS — 0.0%
Biotechnology — 0.0%
Mirati Therapeutics, Inc.(1)	384	269
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $409)		409
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	306,039	306,039
State Street Navigator Securities Lending Government Money Market Portfolio(3)	166,302	166,302
TOTAL SHORT-TERM INVESTMENTS (Cost $472,341)		472,341
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $265,536,982)		340,442,990
OTHER ASSETS AND LIABILITIES — 0.0%		107,387
TOTAL NET ASSETS — 100.0%		$340,550,377

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $456,781. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $476,900, which includes securities collateral of $310,598.

See Notes to Financial Statements.
43

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.2%
AeroVironment, Inc.(1)	1,648	$246,574
AerSale Corp.(1)	7,009	49,063
Archer Aviation, Inc., Class A(1)	1,455	12,920
Axon Enterprise, Inc.(1)	1,828	966,007
Boeing Co.(1)	36,898	6,443,498
BWX Technologies, Inc.	41,505	4,315,275
Cadre Holdings, Inc.	522	17,550
Curtiss-Wright Corp.	5,861	1,885,249
Ducommun, Inc.(1)	2,227	130,547
General Dynamics Corp.	13,592	3,433,339
General Electric Co.	98,257	20,337,234
Hexcel Corp.	16,981	1,076,086
Howmet Aerospace, Inc.	24,989	3,413,497
Huntington Ingalls Industries, Inc.	14,416	2,531,161
L3Harris Technologies, Inc.	5,676	1,169,880
Leonardo DRS, Inc.(1)	7,294	222,102
Lockheed Martin Corp.	31,710	14,281,233
Mercury Systems, Inc.(1)	7,281	323,349
Moog, Inc., Class A	4,477	763,284
National Presto Industries, Inc.	775	78,848
Northrop Grumman Corp.	8,073	3,727,627
Park Aerospace Corp.	1,253	17,329
Rocket Lab USA, Inc.(1)	693	14,200
RTX Corp.	105,751	14,063,825
Textron, Inc.	47,798	3,571,945
TransDigm Group, Inc.	3,780	5,168,016
Woodward, Inc.	21,159	3,998,945
		92,258,583
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	39,974	892,620
CH Robinson Worldwide, Inc.	20,384	2,071,422
Expeditors International of Washington, Inc.	64,033	7,514,913
FedEx Corp.	70,063	18,419,563
Hub Group, Inc., Class A	28,670	1,178,337
Radiant Logistics, Inc.(1)	13,283	89,793
United Parcel Service, Inc., Class B	148,613	17,689,405
		47,856,053
Automobile Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	65,682	325,783
Aptiv PLC(1)	45,169	2,941,405
Autoliv, Inc.	40,670	3,959,225
BorgWarner, Inc.	106,622	3,174,137
Dana, Inc.	91,290	1,357,482
Dorman Products, Inc.(1)	13,594	1,787,067
Gentex Corp.	77,144	1,876,142
Gentherm, Inc.(1)	13,995	462,955
Goodyear Tire & Rubber Co.(1)	190,065	1,796,114
LCI Industries	14,848	1,541,519
Lear Corp.	27,861	2,618,655
Modine Manufacturing Co.(1)	25,429	2,150,276
Motorcar Parts of America, Inc.(1)	4,857	52,456
44

Avantis U.S. Equity ETF
	Shares	Value
Patrick Industries, Inc.	20,415	$1,849,599
Phinia, Inc.	29,330	1,446,262
QuantumScape Corp.(1)(2)	32,170	150,877
Standard Motor Products, Inc.	10,903	311,063
Stoneridge, Inc.(1)	5,083	28,566
Visteon Corp.(1)	11,080	960,858
XPEL, Inc.(1)	2,862	95,677
		28,886,118
Automobiles — 1.2%
Ford Motor Co.	1,309,917	12,509,707
General Motors Co.	425,074	20,883,886
Harley-Davidson, Inc.	71,053	1,830,325
Lucid Group, Inc.(1)	45,422	100,837
Rivian Automotive, Inc., Class A(1)(2)	120,904	1,431,503
Tesla, Inc.(1)	195,079	57,154,245
Thor Industries, Inc.	24,969	2,481,669
Winnebago Industries, Inc.	12,370	499,872
		96,892,044
Banks — 5.9%
1st Source Corp.	4,411	286,274
ACNB Corp.	2,854	116,928
Amalgamated Financial Corp.	12,708	412,375
Amerant Bancorp, Inc.	10,090	231,666
Ameris Bancorp	24,989	1,613,790
Ames National Corp.	775	14,547
Arrow Financial Corp.	6,652	179,804
Associated Banc-Corp.	59,204	1,471,219
Atlantic Union Bankshares Corp.	26,534	946,468
Axos Financial, Inc.(1)	37,349	2,494,913
Banc of California, Inc.	61,867	919,962
BancFirst Corp.	5,435	648,722
Bancorp, Inc.(1)	36,864	2,057,748
Bank First Corp.	3,391	355,173
Bank of America Corp.	786,291	36,248,015
Bank of Hawaii Corp.	21,342	1,541,319
Bank of Marin Bancorp	3,688	89,913
Bank of NT Butterfield & Son Ltd.	32,386	1,256,577
Bank OZK	56,062	2,691,537
BankUnited, Inc.	32,864	1,235,029
Bankwell Financial Group, Inc.	1,020	32,324
Banner Corp.	14,922	1,029,320
Bar Harbor Bankshares	5,263	169,048
BayCom Corp.	535	14,712
BCB Bancorp, Inc.	4,574	46,335
Berkshire Hills Bancorp, Inc.	16,832	479,544
Blue Foundry Bancorp(1)	5,221	51,845
BOK Financial Corp.	6,207	676,315
Bridgewater Bancshares, Inc.(1)	8,610	124,845
Brookline Bancorp, Inc.	28,952	341,634
Burke & Herbert Financial Services Corp.	2,766	172,488
Business First Bancshares, Inc.	11,909	315,946
Byline Bancorp, Inc.	13,037	372,076
Cadence Bank	74,865	2,482,523
Camden National Corp.	4,803	211,236
45

Avantis U.S. Equity ETF
	Shares	Value
Capital Bancorp, Inc.	2,458	$74,994
Capital City Bank Group, Inc.	4,278	158,714
Carter Bankshares, Inc.(1)	8,717	151,153
Cathay General Bancorp	27,687	1,299,905
Central Pacific Financial Corp.	13,766	399,765
Chemung Financial Corp.	144	7,438
ChoiceOne Financial Services, Inc.	2,156	68,539
Citigroup, Inc.	283,908	22,698,445
Citizens & Northern Corp.	55	1,174
Citizens Financial Group, Inc.	133,800	6,124,026
Citizens Financial Services, Inc.	707	42,752
City Holding Co.	6,529	776,886
Civista Bancshares, Inc.	3,136	64,633
CNB Financial Corp.	8,109	202,320
Coastal Financial Corp.(1)	3,806	375,766
Columbia Banking System, Inc.	98,000	2,619,540
Columbia Financial, Inc.(1)	6,679	105,996
Comerica, Inc.	66,510	4,278,588
Commerce Bancshares, Inc.	49,626	3,228,171
Community Financial System, Inc.	12,501	791,188
Community Trust Bancorp, Inc.	5,915	322,900
Community West Bancshares	2,784	53,703
ConnectOne Bancorp, Inc.	15,596	398,166
CrossFirst Bankshares, Inc.(1)	16,951	271,046
Cullen/Frost Bankers, Inc.	23,667	3,243,089
Customers Bancorp, Inc.(1)	18,591	1,003,914
CVB Financial Corp.	50,942	1,027,500
Dime Community Bancshares, Inc.	16,809	521,079
Eagle Bancorp, Inc.	11,210	260,745
East West Bancorp, Inc.	72,023	6,801,132
Eastern Bankshares, Inc.	71,459	1,278,401
Enterprise Bancorp, Inc.	3,277	141,403
Enterprise Financial Services Corp.	16,888	997,743
Equity Bancshares, Inc., Class A	6,305	270,737
Esquire Financial Holdings, Inc.	4,324	333,467
Evans Bancorp, Inc.	484	21,010
Farmers & Merchants Bancorp, Inc.	1,027	26,394
Farmers National Banc Corp.	11,947	173,112
FB Financial Corp.	13,146	664,136
Fidelity D&D Bancorp, Inc.	132	5,920
Fifth Third Bancorp	245,367	10,666,103
Financial Institutions, Inc.	6,255	175,265
First BanCorp	107,084	2,084,925
First Bancorp, Inc.	582	15,283
First Bancorp/Southern Pines NC	12,971	544,263
First Bancshares, Inc.	10,691	381,348
First Bank	3,826	58,461
First Busey Corp.	24,332	583,725
First Business Financial Services, Inc.	3,890	206,715
First Citizens BancShares, Inc., Class A	3,856	7,897,319
First Commonwealth Financial Corp.	47,358	778,566
First Community Bankshares, Inc.	4,066	170,528
First Financial Bancorp	33,285	912,342
First Financial Bankshares, Inc.	34,229	1,289,064
46

Avantis U.S. Equity ETF
	Shares	Value
First Financial Corp.	4,126	$213,355
First Foundation, Inc.	15,159	77,159
First Hawaiian, Inc.	43,917	1,181,806
First Horizon Corp.	163,097	3,513,109
First Internet Bancorp	1,280	37,978
First Interstate BancSystem, Inc., Class A	33,929	1,041,620
First Merchants Corp.	20,248	886,862
First Mid Bancshares, Inc.	9,166	349,225
First of Long Island Corp.	7,182	94,587
Five Star Bancorp	4,399	133,994
Flagstar Financial, Inc.	29,975	359,700
Flushing Financial Corp.	10,183	145,922
FNB Corp.	128,601	1,908,439
FS Bancorp, Inc.	1,347	53,085
Fulton Financial Corp.	68,344	1,354,578
FVCBankcorp, Inc.(1)	1,399	16,522
German American Bancorp, Inc.	11,527	460,158
Glacier Bancorp, Inc.	29,882	1,459,437
Great Southern Bancorp, Inc.	4,002	236,158
Greene County Bancorp, Inc.	466	12,069
Guaranty Bancshares, Inc.	883	35,717
Hancock Whitney Corp.	33,790	1,930,423
Hanmi Financial Corp.	14,429	346,440
HarborOne Bancorp, Inc.	10,987	127,339
HBT Financial, Inc.	3,431	85,775
Heritage Commerce Corp.	24,030	254,958
Heritage Financial Corp.	11,693	295,482
Hilltop Holdings, Inc.	16,897	540,535
Hingham Institution For Savings	446	115,831
Home Bancorp, Inc.	447	21,009
Home BancShares, Inc.	53,849	1,612,778
HomeStreet, Inc.(1)	4,997	50,170
HomeTrust Bancshares, Inc.	5,190	190,577
Hope Bancorp, Inc.	42,464	463,707
Horizon Bancorp, Inc.	14,391	245,223
Huntington Bancshares, Inc.	468,164	7,710,661
Independent Bank Corp.	15,772	1,081,328
Independent Bank Corp. (Michigan)	12,475	423,900
International Bancshares Corp.	31,416	2,104,872
John Marshall Bancorp, Inc.	916	17,083
JPMorgan Chase & Co.	424,641	112,381,241
Kearny Financial Corp.	12,712	88,857
KeyCorp	302,508	5,239,439
Lakeland Financial Corp.	10,527	699,098
Live Oak Bancshares, Inc.	13,626	433,443
M&T Bank Corp.	42,456	8,139,664
MainStreet Bancshares, Inc.	24	396
Mercantile Bank Corp.	9,471	456,597
Metrocity Bankshares, Inc.	9,896	299,651
Metropolitan Bank Holding Corp.(1)	3,953	238,880
Mid Penn Bancorp, Inc.	2,950	83,780
Midland States Bancorp, Inc.	11,243	217,889
MidWestOne Financial Group, Inc.	2,989	91,015
MVB Financial Corp.	1,299	24,019
47

Avantis U.S. Equity ETF
	Shares	Value
National Bank Holdings Corp., Class A	15,461	$647,352
National Bankshares, Inc.	152	4,274
NB Bancorp, Inc.(1)	19,354	373,919
NBT Bancorp, Inc.	16,751	799,860
Nicolet Bankshares, Inc.	4,084	489,549
Northeast Bank	4,423	444,158
Northfield Bancorp, Inc.	12,437	146,508
Northrim BanCorp, Inc.	2,278	187,479
Northwest Bancshares, Inc.	49,269	621,775
NU Holdings Ltd., Class A(1)	215,588	2,317,571
Oak Valley Bancorp	715	19,355
OceanFirst Financial Corp.	18,619	335,328
OFG Bancorp	30,143	1,280,776
Old National Bancorp	123,284	2,927,995
Old Second Bancorp, Inc.	21,750	398,895
OP Bancorp	18	238
Orange County Bancorp, Inc.	848	21,666
Origin Bancorp, Inc.	12,481	483,264
Orrstown Financial Services, Inc.	4,307	144,284
Pacific Premier Bancorp, Inc.	48,994	1,170,467
Park National Corp.	5,251	873,976
Parke Bancorp, Inc.	1,098	21,927
Pathward Financial, Inc.	19,891	1,541,751
PCB Bancorp	2,787	54,765
Peapack-Gladstone Financial Corp.	6,072	196,490
Peoples Bancorp, Inc.	16,728	535,296
Peoples Financial Services Corp.	1,048	51,174
Pinnacle Financial Partners, Inc.	22,116	2,526,974
PNC Financial Services Group, Inc.	87,052	16,707,020
Ponce Financial Group, Inc.(1)	1,651	21,661
Popular, Inc.	31,379	3,151,393
Preferred Bank	8,582	761,652
Premier Financial Corp.	16,496	462,548
Primis Financial Corp.	1,437	15,103
Prosperity Bancshares, Inc.	20,433	1,568,437
Provident Financial Services, Inc.	39,696	724,452
QCR Holdings, Inc.	7,529	567,160
RBB Bancorp	7,395	130,965
Red River Bancshares, Inc.	206	11,629
Regions Financial Corp.	268,360	6,362,816
Renasant Corp.	19,461	704,488
Republic Bancorp, Inc., Class A	3,498	237,269
S&T Bancorp, Inc.	16,302	655,666
Sandy Spring Bancorp, Inc.	16,616	531,214
Seacoast Banking Corp. of Florida	26,535	750,410
ServisFirst Bancshares, Inc.	19,621	1,793,359
Shore Bancshares, Inc.	6,880	104,129
Sierra Bancorp	2,006	61,624
Simmons First National Corp., Class A	40,113	881,283
SmartFinancial, Inc.	4,615	160,233
South Plains Financial, Inc.	5,114	180,217
Southern First Bancshares, Inc.(1)	1,968	67,227
Southern Missouri Bancorp, Inc.	3,185	185,685
Southside Bancshares, Inc.	11,733	360,790
48

Avantis U.S. Equity ETF
	Shares	Value
SouthState Corp.	32,962	$3,322,570
Stellar Bancorp, Inc.	16,763	487,636
Stock Yards Bancorp, Inc.	11,711	853,263
Synovus Financial Corp.	64,768	3,360,164
Texas Capital Bancshares, Inc.(1)	14,861	1,176,397
TFS Financial Corp.	5,680	74,919
Third Coast Bancshares, Inc.(1)	1,458	52,226
Timberland Bancorp, Inc.	1,261	40,377
Tompkins Financial Corp.	3,985	274,527
Towne Bank	23,581	869,667
TriCo Bancshares	13,493	589,914
Triumph Financial, Inc.(1)	6,160	424,116
Truist Financial Corp.	249,002	11,541,243
TrustCo Bank Corp.	7,214	238,134
Trustmark Corp.	20,885	764,182
U.S. Bancorp	284,630	13,349,147
UMB Financial Corp.	26,904	2,968,318
United Bankshares, Inc.	35,384	1,278,778
United Community Banks, Inc.	37,405	1,205,563
United Security Bancshares	315	3,065
Unity Bancorp, Inc.	2,655	126,086
Univest Financial Corp.	10,243	313,026
Valley National Bancorp	157,564	1,550,430
Veritex Holdings, Inc.	21,417	564,124
WaFd, Inc.	35,286	1,044,113
Washington Trust Bancorp, Inc.	5,861	188,255
Webster Financial Corp.	67,140	3,781,325
Wells Fargo & Co.	610,322	47,800,419
WesBanco, Inc.	17,952	629,577
West BanCorp, Inc.	3,026	68,448
Westamerica BanCorp	17,521	913,195
Western Alliance Bancorp	54,938	4,775,211
Western New England Bancorp, Inc.	90	876
Wintrust Financial Corp.	29,587	3,682,694
WSFS Financial Corp.	24,128	1,309,909
Zions Bancorp NA	78,785	4,257,541
		477,620,138
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	2,427	591,630
Brown-Forman Corp., Class A	5,854	193,358
Brown-Forman Corp., Class B	40,655	1,346,087
Celsius Holdings, Inc.(1)	25,865	664,472
Coca-Cola Co.	446,942	31,826,740
Coca-Cola Consolidated, Inc.	3,193	4,524,864
Constellation Brands, Inc., Class A	13,718	2,407,509
Keurig Dr. Pepper, Inc.	70,043	2,347,841
MGP Ingredients, Inc.	1,138	37,258
Molson Coors Beverage Co., Class B	64,696	3,965,218
Monster Beverage Corp.(1)	63,258	3,457,050
National Beverage Corp.	13,232	527,030
PepsiCo, Inc.	130,146	19,973,506
Primo Brands Corp., Class A	5,785	194,897
Vita Coco Co., Inc.(1)	24,468	793,742
		72,851,202
49

Avantis U.S. Equity ETF
	Shares	Value
Biotechnology — 2.0%
2seventy bio, Inc.(1)(2)	4,946	$13,057
4D Molecular Therapeutics, Inc.(1)	5,616	25,440
89bio, Inc.(1)	2,861	26,407
AbbVie, Inc.	179,456	37,511,688
Absci Corp.(1)(2)	2,010	7,739
ACADIA Pharmaceuticals, Inc.(1)	14,771	289,512
ADMA Biologics, Inc.(1)	20,811	341,092
Agios Pharmaceuticals, Inc.(1)	3,755	133,453
Akero Therapeutics, Inc.(1)	9,572	470,177
Aldeyra Therapeutics, Inc.(1)	603	3,081
Alkermes PLC(1)	54,016	1,854,369
Amgen, Inc.	54,417	16,763,701
Anavex Life Sciences Corp.(1)(2)	3,495	27,645
Anika Therapeutics, Inc.(1)	3,415	59,592
Annexon, Inc.(1)	3,874	10,227
Arcturus Therapeutics Holdings, Inc.(1)	6,635	111,402
Arcus Biosciences, Inc.(1)	16,042	174,697
Arcutis Biotherapeutics, Inc.(1)	406	5,558
ArriVent Biopharma, Inc.(1)	6,109	144,234
Astria Therapeutics, Inc.(1)	1,941	12,500
Aurinia Pharmaceuticals, Inc.(1)	2,308	18,349
Beam Therapeutics, Inc.(1)	9,830	258,922
BioCryst Pharmaceuticals, Inc.(1)	1,186	10,211
Biogen, Inc.(1)	19,002	2,669,781
BioMarin Pharmaceutical, Inc.(1)	27,522	1,958,466
C4 Therapeutics, Inc.(1)(2)	10,732	29,084
Catalyst Pharmaceuticals, Inc.(1)	673	15,405
Celldex Therapeutics, Inc.(1)	636	13,083
CG oncology, Inc.(1)	4,840	125,162
Corvus Pharmaceuticals, Inc.(1)(2)	19,711	79,632
CRISPR Therapeutics AG(1)(2)	15,136	664,773
Cullinan Therapeutics, Inc.(1)	15,101	128,207
Denali Therapeutics, Inc.(1)	19,379	320,916
Dianthus Therapeutics, Inc.(1)(2)	2,881	62,230
Disc Medicine, Inc.(1)	45	2,528
Dynavax Technologies Corp.(1)	35,034	483,119
Emergent BioSolutions, Inc.(1)	39,744	297,285
Enanta Pharmaceuticals, Inc.(1)	1,916	14,906
Entrada Therapeutics, Inc.(1)	6,979	83,329
Erasca, Inc.(1)	9,668	13,245
Exelixis, Inc.(1)	59,992	2,321,090
Foghorn Therapeutics, Inc.(1)	620	3,007
Gilead Sciences, Inc.	349,458	39,946,544
GRAIL, Inc.(1)(2)	13,724	529,197
Halozyme Therapeutics, Inc.(1)	32,961	1,949,643
HilleVax, Inc.(1)	4,083	7,309
Incyte Corp.(1)	16,991	1,248,839
Insmed, Inc.(1)	226	18,430
Intellia Therapeutics, Inc.(1)	3,159	31,874
iTeos Therapeutics, Inc.(1)	5,253	38,137
Kodiak Sciences, Inc.(1)	3,505	14,406
Kura Oncology, Inc.(1)	15,491	119,436
Larimar Therapeutics, Inc.(1)	1,400	4,242
50

Avantis U.S. Equity ETF
	Shares	Value
LENZ Therapeutics, Inc.(2)	273	$5,960
Madrigal Pharmaceuticals, Inc.(1)	81	27,643
MiMedx Group, Inc.(1)	44,284	372,207
Moderna, Inc.(1)	26,741	827,901
Monte Rosa Therapeutics, Inc.(1)	3,222	17,721
Neurocrine Biosciences, Inc.(1)	20,749	2,463,321
Nkarta, Inc.(1)(2)	3,657	6,400
Olema Pharmaceuticals, Inc.(1)	356	1,556
Organogenesis Holdings, Inc.(1)	9,486	58,908
ORIC Pharmaceuticals, Inc.(1)	7,147	57,390
PDL BioPharma, Inc.(1)(2)	1,937	19
Praxis Precision Medicines, Inc.(1)	674	26,016
Protagonist Therapeutics, Inc.(1)	34,740	1,305,877
Puma Biotechnology, Inc.(1)	19,453	69,642
Regeneron Pharmaceuticals, Inc.	14,872	10,391,661
REGENXBIO, Inc.(1)	13,635	89,582
Relay Therapeutics, Inc.(1)	16,059	54,761
Replimune Group, Inc.(1)	8,592	108,947
REVOLUTION Medicines, Inc.(1)	16,140	657,544
Roivant Sciences Ltd.(1)	65,204	700,291
Sage Therapeutics, Inc.(1)	13,343	97,404
Sarepta Therapeutics, Inc.(1)	236	25,193
Stoke Therapeutics, Inc.(1)	3,994	31,353
Summit Therapeutics, Inc.(1)(2)	5,874	121,533
Sutro Biopharma, Inc.(1)	9,613	15,285
Tourmaline Bio, Inc.(1)	880	11,519
Tyra Biosciences, Inc.(1)	528	6,183
United Therapeutics Corp.(1)	16,254	5,202,093
Vanda Pharmaceuticals, Inc.(1)	11,217	53,393
Vaxcyte, Inc.(1)	13,820	1,009,136
Vertex Pharmaceuticals, Inc.(1)	42,863	20,565,239
Verve Therapeutics, Inc.(1)	5,770	36,524
Vir Biotechnology, Inc.(1)	32,244	270,527
Viridian Therapeutics, Inc.(1)	3,743	58,129
Voyager Therapeutics, Inc.(1)	22,313	91,037
Xencor, Inc.(1)	11,821	181,571
Zentalis Pharmaceuticals, Inc.(1)	2,428	5,026
Zymeworks, Inc.(1)	2,081	27,885
		156,518,735
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	1,245,952	264,490,691
Coupang, Inc.(1)	246,198	5,834,893
Dillard's, Inc., Class A(2)	1,871	727,987
eBay, Inc.	138,989	8,998,148
Kohl's Corp.	76,504	872,911
Macy's, Inc.	180,769	2,594,035
MercadoLibre, Inc.(1)	10,589	22,468,481
Nordstrom, Inc.	69,429	1,686,430
Ollie's Bargain Outlet Holdings, Inc.(1)	14,344	1,484,748
		309,158,324
Building Products — 1.1%
A.O. Smith Corp.	46,336	3,080,417
AAON, Inc.	21,868	1,679,462
Advanced Drainage Systems, Inc.	38,486	4,286,956
51

Avantis U.S. Equity ETF
	Shares	Value
Allegion PLC	12,712	$1,636,161
American Woodmark Corp.(1)	5,144	319,339
Apogee Enterprises, Inc.	16,132	773,368
Armstrong World Industries, Inc.	28,338	4,354,417
AZEK Co., Inc.(1)	22,909	1,073,287
AZZ, Inc.	7,778	747,544
Builders FirstSource, Inc.(1)	51,627	7,175,637
Carlisle Cos., Inc.	22,262	7,585,999
Carrier Global Corp.	76,822	4,978,066
CSW Industrials, Inc.	3,907	1,195,894
Fortune Brands Innovations, Inc.	29,061	1,880,828
Gibraltar Industries, Inc.(1)	12,239	804,225
Griffon Corp.	18,018	1,303,422
Hayward Holdings, Inc.(1)	14,367	208,178
Insteel Industries, Inc.	12,834	361,149
Janus International Group, Inc.(1)	54,920	444,303
JELD-WEN Holding, Inc.(1)	56,055	308,302
Johnson Controls International PLC	27,546	2,359,590
Lennox International, Inc.	13,031	7,832,283
Masco Corp.	15,220	1,144,240
Masterbrand, Inc.(1)	70,370	984,476
Owens Corning	45,388	6,991,567
Quanex Building Products Corp.	19,486	375,885
Simpson Manufacturing Co., Inc.	18,125	2,979,750
Tecnoglass, Inc.	16,803	1,237,709
Trane Technologies PLC	26,458	9,358,195
Trex Co., Inc.(1)	51,976	3,206,399
UFP Industries, Inc.	33,649	3,600,443
Zurn Elkay Water Solutions Corp.	31,423	1,113,317
		85,380,808
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	5,006	855,275
Ameriprise Financial, Inc.	40,168	21,582,266
ARES Management Corp., Class A	10,797	1,845,639
Artisan Partners Asset Management, Inc., Class A	36,976	1,561,127
Bank of New York Mellon Corp.	191,801	17,060,699
BGC Group, Inc., Class A	90,000	891,000
Blackrock, Inc.	16,339	15,975,947
Blackstone, Inc.	51,174	8,247,202
Carlyle Group, Inc.	38,520	1,919,837
Cboe Global Markets, Inc.	10,269	2,164,705
Charles Schwab Corp.	240,205	19,103,504
CME Group, Inc.	44,362	11,257,745
Cohen & Steers, Inc.	11,768	1,028,523
Coinbase Global, Inc., Class A(1)	23,314	5,026,965
Diamond Hill Investment Group, Inc.	1,266	185,013
Donnelley Financial Solutions, Inc.(1)	4,794	237,639
Evercore, Inc., Class A	14,573	3,523,751
FactSet Research Systems, Inc.	7,169	3,310,214
Federated Hermes, Inc.	28,563	1,106,816
Franklin Resources, Inc.	60,027	1,215,547
Goldman Sachs Group, Inc.	54,658	34,013,127
Hamilton Lane, Inc., Class A	9,251	1,446,116
Houlihan Lokey, Inc.	11,617	2,013,807
52

Avantis U.S. Equity ETF
	Shares	Value
Interactive Brokers Group, Inc., Class A	10,901	$2,228,164
Intercontinental Exchange, Inc.	31,688	5,489,312
Invesco Ltd.	83,518	1,452,378
Janus Henderson Group PLC	34,708	1,464,678
Jefferies Financial Group, Inc.	69,424	4,595,869
KKR & Co., Inc.	86,182	11,685,417
Lazard, Inc.	401	20,110
LPL Financial Holdings, Inc.	24,197	8,994,993
MarketAxess Holdings, Inc.	8,785	1,693,660
Moody's Corp.	17,834	8,987,266
Morgan Stanley	210,056	27,960,554
Morningstar, Inc.	1,305	409,405
MSCI, Inc.	5,002	2,953,731
Nasdaq, Inc.	17,146	1,419,346
Northern Trust Corp.	81,414	8,973,451
Open Lending Corp., Class A(1)	42,390	206,863
Oppenheimer Holdings, Inc., Class A	4,114	271,524
Piper Sandler Cos.	6,433	1,863,125
Raymond James Financial, Inc.	66,398	10,269,779
Robinhood Markets, Inc., Class A(1)	71,065	3,560,356
S&P Global, Inc.	14,596	7,790,469
SEI Investments Co.	36,052	2,885,963
State Street Corp.	81,267	8,064,124
Stifel Financial Corp.	35,698	3,790,771
StoneX Group, Inc.(1)	17,503	2,112,087
T. Rowe Price Group, Inc.	67,797	7,167,499
Tradeweb Markets, Inc., Class A	11,172	1,512,354
Victory Capital Holdings, Inc., Class A	8,475	542,739
Virtu Financial, Inc., Class A	3,576	130,739
Virtus Investment Partners, Inc.	3,682	691,369
WisdomTree, Inc.	70,536	643,288
		295,403,847
Chemicals — 1.6%
AdvanSix, Inc.	14,686	410,033
Air Products & Chemicals, Inc.	42,758	13,517,942
Albemarle Corp.	22,299	1,717,692
American Vanguard Corp.	8,502	43,700
Arcadium Lithium PLC(1)	151,485	884,672
Ashland, Inc.	18,694	1,136,969
Avient Corp.	22,757	973,317
Axalta Coating Systems Ltd.(1)	52,749	1,910,041
Balchem Corp.	4,081	710,216
Cabot Corp.	37,374	3,214,164
CF Industries Holdings, Inc.	94,369	7,645,776
Chemours Co.	9,925	148,379
Core Molding Technologies, Inc.(1)	4,990	68,513
Corteva, Inc.	103,128	6,495,002
Dow, Inc.	218,506	8,327,264
DuPont de Nemours, Inc.	57,137	4,672,093
Eastman Chemical Co.	39,951	3,909,205
Ecolab, Inc.	17,849	4,801,560
Ecovyst, Inc.(1)	36,295	246,443
FMC Corp.	38,572	1,423,307
Hawkins, Inc.	13,752	1,443,823
53

Avantis U.S. Equity ETF
	Shares	Value
HB Fuller Co.	10,618	$602,465
Huntsman Corp.	52,167	883,187
Ingevity Corp.(1)	16,037	764,323
Innospec, Inc.	9,846	1,018,175
International Flavors & Fragrances, Inc.	38,196	3,124,815
Intrepid Potash, Inc.(1)	1,937	50,536
Koppers Holdings, Inc.	8,464	246,387
Kronos Worldwide, Inc.	5,663	49,551
Linde PLC	39,136	18,278,469
LSB Industries, Inc.(1)	28,015	205,350
LyondellBasell Industries NV, Class A	101,481	7,796,785
Mativ Holdings, Inc.	34,033	230,063
Minerals Technologies, Inc.	17,109	1,176,073
Mosaic Co.	142,261	3,402,883
NewMarket Corp.	4,719	2,690,349
Olin Corp.	67,060	1,702,653
Orion SA	34,170	477,697
PPG Industries, Inc.	24,535	2,777,853
PureCycle Technologies, Inc.(1)(2)	31,282	322,205
Quaker Chemical Corp.	5,753	799,782
Rayonier Advanced Materials, Inc.(1)	35,567	273,866
RPM International, Inc.	51,063	6,326,195
Sensient Technologies Corp.	6,956	482,746
Sherwin-Williams Co.	28,670	10,386,281
Stepan Co.	7,061	436,087
Tronox Holdings PLC, Class A	44,630	346,329
Westlake Corp.	13,663	1,534,355
		130,085,571
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	41,539	193,987
Acme United Corp.	464	18,138
Brady Corp., Class A	18,105	1,312,069
Brink's Co.	9,391	883,130
Casella Waste Systems, Inc., Class A(1)	8,274	926,853
Cintas Corp.	42,382	8,794,265
Civeo Corp.	4,499	96,729
Clean Harbors, Inc.(1)	12,364	2,640,332
Copart, Inc.(1)	143,393	7,857,936
Ennis, Inc.	9,332	197,838
Healthcare Services Group, Inc.(1)	18,825	197,662
HNI Corp.	17,753	827,112
Interface, Inc.	45,351	917,451
Liquidity Services, Inc.(1)	5,450	182,466
Matthews International Corp., Class A	8	199
MillerKnoll, Inc.	6,720	144,480
MSA Safety, Inc.	6,399	1,047,516
Pitney Bowes, Inc.	194	2,101
Pursuit Attractions & Hospitality, Inc.(1)	1,418	56,295
Quad/Graphics, Inc.	6,239	39,181
Republic Services, Inc.	11,579	2,744,455
Rollins, Inc.	39,495	2,069,143
Steelcase, Inc., Class A	56,402	685,848
UniFirst Corp.	3,229	693,977
Veralto Corp.	34,467	3,438,428
54

Avantis U.S. Equity ETF
	Shares	Value
Vestis Corp.	3,114	$36,901
Virco Mfg. Corp.	8,059	82,847
Waste Connections, Inc.	15,205	2,885,301
Waste Management, Inc.	46,754	10,883,396
		49,856,036
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.(1)	7,433	78,567
Arista Networks, Inc.(1)	131,562	12,241,844
Aviat Networks, Inc.(1)	1,614	33,781
BK Technologies Corp.(1)	1,044	31,842
Calix, Inc.(1)	7,712	285,498
Ciena Corp.(1)	32,242	2,565,496
Cisco Systems, Inc.	240,662	15,428,841
Clearfield, Inc.(1)	690	22,363
CommScope Holding Co., Inc.(1)	2,792	17,729
Digi International, Inc.(1)	4,394	134,193
Extreme Networks, Inc.(1)	1,073	16,578
F5, Inc.(1)	6,147	1,797,567
Infinera Corp.(1)	7,446	49,441
Juniper Networks, Inc.	31,380	1,135,956
Motorola Solutions, Inc.	31,200	13,734,864
NETGEAR, Inc.(1)	15,334	403,284
NetScout Systems, Inc.(1)	619	13,921
Ribbon Communications, Inc.(1)	372	1,756
Ubiquiti, Inc.	1,030	351,941
Viasat, Inc.(1)	27,355	239,083
Viavi Solutions, Inc.(1)	5,205	58,192
		48,642,737
Construction and Engineering — 0.6%
AECOM	312	31,216
Ameresco, Inc., Class A(1)	21,985	259,423
Arcosa, Inc.	10,525	882,837
Argan, Inc.	11,502	1,499,516
Centuri Holdings, Inc.(1)	4,858	84,286
Comfort Systems USA, Inc.	18,932	6,878,564
Concrete Pumping Holdings, Inc.	1,011	6,612
Dycom Industries, Inc.(1)	13,532	2,217,353
EMCOR Group, Inc.	23,667	9,677,673
Everus Construction Group, Inc.(1)	2,592	107,827
Fluor Corp.(1)	39,654	1,508,042
Granite Construction, Inc.	23,771	1,963,009
Great Lakes Dredge & Dock Corp.(1)	40,529	344,091
IES Holdings, Inc.(1)	6,115	1,090,488
Limbach Holdings, Inc.(1)	5,876	487,708
MasTec, Inc.(1)	13,784	1,800,053
Matrix Service Co.(1)	8,395	104,770
MYR Group, Inc.(1)	8,248	1,012,195
Northwest Pipe Co.(1)	1,935	85,275
Orion Group Holdings, Inc.(1)	11,029	78,526
Primoris Services Corp.	36,096	2,589,527
Quanta Services, Inc.	20,235	5,253,613
Sterling Infrastructure, Inc.(1)	24,336	3,095,783
Tutor Perini Corp.(1)	21,502	631,944
Valmont Industries, Inc.	8,987	3,130,801
55

Avantis U.S. Equity ETF
	Shares	Value
WillScot Holdings Corp.(1)	24,310	$801,014
		45,622,146
Construction Materials — 0.3%
CRH PLC	83,994	8,611,065
Eagle Materials, Inc.	20,353	4,604,052
Knife River Corp.(1)	31,239	2,988,948
Martin Marietta Materials, Inc.	12,380	5,981,273
U.S. Lime & Minerals, Inc.	4,346	407,872
Vulcan Materials Co.	17,619	4,357,355
		26,950,565
Consumer Finance — 1.3%
Ally Financial, Inc.	139,426	5,172,705
American Express Co.	115,006	34,612,206
Atlanticus Holdings Corp.(1)	1,521	83,549
Bread Financial Holdings, Inc.	34,052	1,838,808
Capital One Financial Corp.	97,800	19,613,790
Consumer Portfolio Services, Inc.(1)	2,357	23,570
Credit Acceptance Corp.(1)	1,712	842,972
Discover Financial Services	52,234	10,195,554
Encore Capital Group, Inc.(1)	7,620	287,388
Enova International, Inc.(1)	7,264	750,662
EZCORP, Inc., Class A(1)	16,222	223,215
FirstCash Holdings, Inc.	7,878	884,542
Green Dot Corp., Class A(1)	28,823	220,496
LendingClub Corp.(1)	38,223	488,872
Medallion Financial Corp.	3,474	28,973
Moneylion, Inc.(1)	490	42,689
Navient Corp.	35,501	508,019
Nelnet, Inc., Class A	4,698	574,988
NerdWallet, Inc., Class A(1)	4,685	47,787
OneMain Holdings, Inc.	72,187	3,879,329
Oportun Financial Corp.(1)	4,622	32,631
PRA Group, Inc.(1)	10,903	228,200
PROG Holdings, Inc.	31,436	891,839
Regional Management Corp.	2,067	69,348
SLM Corp.	149,193	4,504,137
SoFi Technologies, Inc.(1)	194,424	2,813,315
Synchrony Financial	199,211	12,088,123
Upstart Holdings, Inc.(1)(2)	1,149	76,604
World Acceptance Corp.(1)	1,234	166,393
		101,190,704
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	24,618	517,963
Andersons, Inc.	21,941	938,636
BJ's Wholesale Club Holdings, Inc.(1)	74,774	7,571,615
Casey's General Stores, Inc.	17,050	7,062,280
Chefs' Warehouse, Inc.(1)	2,102	131,543
Costco Wholesale Corp.	58,838	61,698,115
Dollar General Corp.	34,818	2,582,799
Dollar Tree, Inc.(1)	52,586	3,831,416
Grocery Outlet Holding Corp.(1)	18,140	215,322
Ingles Markets, Inc., Class A	7,554	464,118
Kroger Co.	271,149	17,575,878
Maplebear, Inc.(1)	19,471	800,063
56

Avantis U.S. Equity ETF
	Shares	Value
Natural Grocers by Vitamin Cottage, Inc.	6,433	$285,883
Performance Food Group Co.(1)	40,109	3,414,880
PriceSmart, Inc.	13,167	1,176,998
SpartanNash Co.	18,624	376,019
Sprouts Farmers Market, Inc.(1)	63,570	9,433,788
Sysco Corp.	64,131	4,844,456
Target Corp.	144,728	17,981,007
United Natural Foods, Inc.(1)	48,121	1,529,767
Village Super Market, Inc., Class A	2,334	73,521
Walmart, Inc.	624,937	61,625,038
Weis Markets, Inc.	7,686	568,610
		204,699,715
Containers and Packaging — 0.5%
Amcor PLC	31,606	319,853
AptarGroup, Inc.	22,886	3,358,520
Ardagh Metal Packaging SA(2)	42	121
Avery Dennison Corp.	12,560	2,360,903
Ball Corp.	46,510	2,450,612
Berry Global Group, Inc.	200	14,434
Crown Holdings, Inc.	12,339	1,105,945
Graphic Packaging Holding Co.	154,162	4,113,042
International Paper Co.	155,857	8,782,542
O-I Glass, Inc.(1)	26,330	302,005
Packaging Corp. of America	41,571	8,858,364
Ranpak Holdings Corp.(1)	1,202	8,041
Sealed Air Corp.	21,347	729,640
Smurfit WestRock PLC	116,422	6,062,094
Sonoco Products Co.	37,723	1,803,914
TriMas Corp.	9,637	197,462
		40,467,492
Distributors — 0.1%
A-Mark Precious Metals, Inc.	7,652	207,981
Genuine Parts Co.	29,460	3,678,965
LKQ Corp.	9,040	381,398
Pool Corp.	15,119	5,246,293
		9,514,637
Diversified Consumer Services — 0.2%
ADT, Inc.	38,495	315,274
Adtalem Global Education, Inc.(1)	16,957	1,734,871
American Public Education, Inc.(1)	6,456	136,609
Carriage Services, Inc.	255	10,228
Coursera, Inc.(1)	14,526	115,046
Duolingo, Inc.(1)	3,181	992,695
Frontdoor, Inc.(1)	15,934	724,678
Graham Holdings Co., Class B	975	959,176
Grand Canyon Education, Inc.(1)	17,254	3,102,614
KinderCare Learning Cos., Inc.(1)	6,578	128,008
Laureate Education, Inc., Class A(1)	89,919	1,792,985
OneSpaWorld Holdings Ltd.	27,630	527,180
Perdoceo Education Corp.	30,811	788,762
Service Corp. International	21,590	1,748,790
Strategic Education, Inc.	2,835	228,302
Stride, Inc.(1)	19,529	2,671,567
57

Avantis U.S. Equity ETF
	Shares	Value
Universal Technical Institute, Inc.(1)	38,322	$1,082,213
		17,058,998
Diversified Telecommunication Services — 1.2%
AST SpaceMobile, Inc.(1)(2)	1,238	33,562
AT&T, Inc.	1,830,501	50,174,032
ATN International, Inc.	4,304	74,373
Cogent Communications Holdings, Inc.	5,753	420,372
Frontier Communications Parent, Inc.(1)	126,831	4,564,648
IDT Corp., Class B	10,270	498,711
Iridium Communications, Inc.	50,383	1,590,088
Liberty Global Ltd., Class A(1)	26,404	305,230
Liberty Global Ltd., Class C(1)	26,866	325,347
Liberty Latin America Ltd., Class A(1)	1,802	12,200
Liberty Latin America Ltd., Class C(1)	11,262	75,568
Lumen Technologies, Inc.(1)	96,779	456,797
Shenandoah Telecommunications Co.	17,362	187,683
Sunrise Communications AG, Class A, ADR(1)	4,190	192,908
Verizon Communications, Inc.	930,731	40,114,506
		99,026,025
Electric Utilities — 1.4%
ALLETE, Inc.	13,365	877,947
Alliant Energy Corp.	45,748	2,952,118
American Electric Power Co., Inc.	99,946	10,599,273
Constellation Energy Corp.	39,566	9,913,063
Duke Energy Corp.	79,374	9,325,651
Edison International	88,650	4,826,106
Entergy Corp.	119,409	10,425,600
Evergy, Inc.	61,715	4,252,781
Eversource Energy	12,031	758,073
Exelon Corp.	145,535	6,432,647
FirstEnergy Corp.	32,669	1,266,577
Hawaiian Electric Industries, Inc.(1)	4,129	45,213
IDACORP, Inc.	13,159	1,551,578
NextEra Energy, Inc.	78,197	5,487,083
NRG Energy, Inc.	45,838	4,845,535
OGE Energy Corp.	63,236	2,926,562
Otter Tail Corp.	13,404	1,068,701
PG&E Corp.	479,734	7,838,854
Pinnacle West Capital Corp.	40,274	3,726,956
Portland General Electric Co.	36,359	1,629,974
PPL Corp.	137,582	4,844,262
Southern Co.	108,577	9,749,129
TXNM Energy, Inc.	2,183	114,062
Xcel Energy, Inc.	128,992	9,300,323
		114,758,068
Electrical Equipment — 0.7%
Acuity Brands, Inc.	12,486	3,709,965
Allient, Inc.	231	5,747
AMETEK, Inc.	19,917	3,770,288
Array Technologies, Inc.(1)	25,642	135,390
Atkore, Inc.	23,183	1,425,754
Bloom Energy Corp., Class A(1)(2)	1,826	43,861
Eaton Corp. PLC	28,677	8,411,538
Emerson Electric Co.	37,318	4,538,242
58

Avantis U.S. Equity ETF
	Shares	Value
EnerSys	19,590	$1,988,189
Fluence Energy, Inc.(1)(2)	20,432	116,871
GE Vernova, Inc.	32,864	11,015,356
Generac Holdings, Inc.(1)	13,910	1,893,846
GrafTech International Ltd.(1)	57,673	67,477
Hubbell, Inc.	5,879	2,184,578
NEXTracker, Inc., Class A(1)	37,092	1,632,790
nVent Electric PLC	16,565	999,532
Plug Power, Inc.(1)(2)	109,385	176,110
Powell Industries, Inc.	7,311	1,240,750
Preformed Line Products Co.	1,241	161,677
Rockwell Automation, Inc.	8,973	2,576,597
Shoals Technologies Group, Inc., Class A(1)	9,124	27,646
Sunrun, Inc.(1)	48,761	353,517
Vertiv Holdings Co., Class A	81,901	7,794,518
Vicor Corp.(1)	290	18,366
		54,288,605
Electronic Equipment, Instruments and Components — 1.0%
Advanced Energy Industries, Inc.	2,076	239,093
Amphenol Corp., Class A	85,868	5,718,809
Arrow Electronics, Inc.(1)	27,812	3,005,643
Avnet, Inc.	35,848	1,811,758
Badger Meter, Inc.	5,355	1,126,317
Bel Fuse, Inc., Class B	6,760	567,232
Belden, Inc.	8,544	940,096
Benchmark Electronics, Inc.	23,640	944,654
CDW Corp.	18,049	3,216,332
Cognex Corp.	23,078	756,958
Corning, Inc.	140,811	7,061,672
CTS Corp.	10,234	457,050
Daktronics, Inc.(1)	27,724	423,068
ePlus, Inc.(1)	18,259	1,175,514
Fabrinet(1)	8,955	1,791,448
FARO Technologies, Inc.(1)	1,827	58,391
Flex Ltd.(1)	215,477	8,164,424
Insight Enterprises, Inc.(1)	17,761	2,733,063
IPG Photonics Corp.(1)	6,711	390,513
Itron, Inc.(1)	195	21,234
Jabil, Inc.	63,736	9,873,981
Keysight Technologies, Inc.(1)	26,344	4,202,658
Kimball Electronics, Inc.(1)	10,287	185,372
Knowles Corp.(1)	26,905	446,354
Littelfuse, Inc.	4,835	1,122,252
Methode Electronics, Inc.	9,256	100,890
M-Tron Industries, Inc.(1)	608	24,052
Napco Security Technologies, Inc.	12,958	318,248
nLight, Inc.(1)	5,751	52,737
PC Connection, Inc.	5,972	381,014
Plexus Corp.(1)	13,635	1,812,364
Richardson Electronics Ltd.	2,837	37,448
Rogers Corp.(1)	2,876	229,907
Sanmina Corp.(1)	23,051	1,888,338
ScanSource, Inc.(1)	14,196	519,716
TD SYNNEX Corp.	19,130	2,630,184
59

Avantis U.S. Equity ETF
	Shares	Value
TE Connectivity PLC	69,730	$10,740,512
Teledyne Technologies, Inc.(1)	2,326	1,197,936
Trimble, Inc.(1)	3,495	251,570
TTM Technologies, Inc.(1)	44,542	1,073,908
Vishay Intertechnology, Inc.	62,130	1,064,908
Vishay Precision Group, Inc.(1)	3,869	91,076
Vontier Corp.	24,376	910,444
		79,759,138
Energy Equipment and Services — 0.8%
Archrock, Inc.	116,118	3,149,120
Aris Water Solutions, Inc., Class A	13,369	420,589
Atlas Energy Solutions, Inc.	20,578	398,802
Baker Hughes Co.	337,355	15,042,659
Bristow Group, Inc.(1)	9,379	347,398
Cactus, Inc., Class A	22,894	1,202,851
ChampionX Corp.	123,653	3,684,859
Core Laboratories, Inc.	9,283	135,810
DMC Global, Inc.(1)	3,568	30,257
Expro Group Holdings NV(1)	38,969	463,341
Forum Energy Technologies, Inc.(1)	1,556	29,035
Geospace Technologies Corp.(1)	1,159	9,365
Halliburton Co.	345,890	9,121,119
Helix Energy Solutions Group, Inc.(1)	93,288	804,143
Helmerich & Payne, Inc.	57,940	1,535,989
Innovex International, Inc.(1)	11,194	204,962
KLX Energy Services Holdings, Inc.(1)(2)	8,314	38,826
Kodiak Gas Services, Inc.	23,159	995,837
Liberty Energy, Inc., Class A	100,947	1,743,355
Nabors Industries Ltd.(1)	5,986	240,577
Noble Corp. PLC	21,842	565,708
NOV, Inc.	87,154	1,300,338
NPK International, Inc.(1)	53,858	328,534
Oceaneering International, Inc.(1)	67,163	1,483,631
Oil States International, Inc.(1)	14,957	81,366
Patterson-UTI Energy, Inc.	255,978	2,127,177
ProFrac Holding Corp., Class A(1)(2)	3,704	26,632
ProPetro Holding Corp.(1)	65,743	554,871
Ranger Energy Services, Inc.	7,385	123,403
RPC, Inc.	66,976	373,726
Schlumberger NV	153,466	6,393,393
SEACOR Marine Holdings, Inc.(1)	840	4,864
Select Water Solutions, Inc., Class A	71,166	863,244
Solaris Energy Infrastructure, Inc., Class A	14,903	508,937
TechnipFMC PLC	244,616	7,201,495
TETRA Technologies, Inc.(1)	88,154	334,104
Tidewater, Inc.(1)	27,171	1,239,541
Transocean Ltd.(1)	193,858	571,881
Valaris Ltd.(1)	24,188	863,512
Weatherford International PLC	47,365	2,932,367
		67,477,618
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A(1)	1	3
Cinemark Holdings, Inc.(1)	21,173	542,241
Electronic Arts, Inc.	27,644	3,569,393
60

Avantis U.S. Equity ETF
	Shares	Value
IMAX Corp.(1)	17,455	$446,848
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	138,314
Liberty Media Corp.-Liberty Formula One, Class C(1)	23,903	2,304,966
Liberty Media Corp.-Liberty Live, Class A(1)	3,424	244,884
Liberty Media Corp.-Liberty Live, Class C(1)	8,137	597,012
Lions Gate Entertainment Corp., Class A(1)	5,840	58,225
Lions Gate Entertainment Corp., Class B(1)	13,606	119,869
Live Nation Entertainment, Inc.(1)	14,871	2,131,907
Madison Square Garden Sports Corp.(1)	8	1,630
Marcus Corp.	14,717	269,910
Netflix, Inc.(1)	50,808	49,820,292
Playstudios, Inc.(1)	11,056	18,021
Roku, Inc.(1)	21,654	1,808,326
Sphere Entertainment Co.(1)	8,180	356,893
Spotify Technology SA(1)	4,993	3,035,794
Take-Two Interactive Software, Inc.(1)	12,176	2,581,068
Walt Disney Co.	137,896	15,692,565
Warner Bros Discovery, Inc.(1)	431,971	4,950,388
		88,688,549
Financial Services — 3.4%
Acacia Research Corp.(1)	1,942	8,156
Affirm Holdings, Inc.(1)	35,780	2,295,287
Alerus Financial Corp.	5,490	111,831
Apollo Global Management, Inc.	70,589	10,536,820
Berkshire Hathaway, Inc., Class B(1)	121,404	62,381,017
Block, Inc.(1)	49,045	3,202,639
Cannae Holdings, Inc.	17,586	352,423
Cass Information Systems, Inc.	5,178	226,330
Corebridge Financial, Inc.	84,441	2,928,414
Corpay, Inc.(1)	7,512	2,757,280
Enact Holdings, Inc.	11,574	397,914
Equitable Holdings, Inc.	164,721	9,062,949
Essent Group Ltd.	44,748	2,578,380
Euronet Worldwide, Inc.(1)	8,491	869,988
EVERTEC, Inc.	5,486	204,847
Federal Agricultural Mortgage Corp., Class C	6,493	1,357,492
Fidelity National Information Services, Inc.	31,674	2,252,655
Fiserv, Inc.(1)	28,523	6,722,586
Flywire Corp.(1)	700	7,980
International Money Express, Inc.(1)	16,072	246,223
Jack Henry & Associates, Inc.	15,637	2,714,427
Jackson Financial, Inc., Class A	54,722	5,014,177
loanDepot, Inc., Class A(1)	4,466	7,324
Marqeta, Inc., Class A(1)	86,870	363,117
Mastercard, Inc., Class A	96,519	55,624,865
Merchants Bancorp	10,664	434,238
MGIC Investment Corp.	139,704	3,438,116
Mr. Cooper Group, Inc.(1)	21,924	2,463,600
NCR Atleos Corp.(1)	10,560	300,326
NewtekOne, Inc.	11,259	146,254
NMI Holdings, Inc., Class A(1)	53,896	1,963,970
Onity Group, Inc.(1)	2,159	69,779
Payoneer Global, Inc.(1)	230,997	1,975,024
PayPal Holdings, Inc.(1)	184,135	13,082,792
61

Avantis U.S. Equity ETF
	Shares	Value
PennyMac Financial Services, Inc.	9,965	$1,032,872
Radian Group, Inc.	75,061	2,470,258
Shift4 Payments, Inc., Class A(1)(2)	1,499	148,026
Velocity Financial, Inc.(1)	504	9,495
Visa, Inc., Class A	201,061	72,926,835
Voya Financial, Inc.	30,919	2,234,207
Walker & Dunlop, Inc.	62	5,312
Waterstone Financial, Inc.	4,082	57,434
Western Union Co.	76,272	826,026
WEX, Inc.(1)	40	6,284
		275,815,969
Food Products — 0.6%
Alico, Inc.	400	11,748
Archer-Daniels-Midland Co.	143,599	6,777,873
B&G Foods, Inc.	46,649	311,615
BRC, Inc., Class A(1)(2)	12,543	32,361
Bunge Global SA	68,904	5,111,988
Calavo Growers, Inc.	9,502	217,786
Cal-Maine Foods, Inc.	25,316	2,288,313
Darling Ingredients, Inc.(1)	39,397	1,421,838
Dole PLC	23,597	345,224
Flowers Foods, Inc.	113,996	2,136,285
Fresh Del Monte Produce, Inc.	9,281	282,978
Freshpet, Inc.(1)	3,293	352,450
General Mills, Inc.	15,213	922,212
Hershey Co.	27,668	4,778,540
Hormel Foods Corp.	33,485	958,676
Ingredion, Inc.	36,286	4,739,314
J&J Snack Foods Corp.	2,959	388,931
John B Sanfilippo & Son, Inc.	4,484	316,884
Kellanova	392	32,497
Kraft Heinz Co.	115,068	3,533,738
Lamb Weston Holdings, Inc.	33,081	1,715,912
Lancaster Colony Corp.	4,848	926,719
Lifeway Foods, Inc.(1)	2,259	47,778
Limoneira Co.	1,913	42,163
Mama's Creations, Inc.(1)	11,655	71,270
Mission Produce, Inc.(1)	11,592	143,161
Mondelez International, Inc., Class A	94,394	6,062,927
Pilgrim's Pride Corp.(1)	21,073	1,146,160
Seaboard Corp.	91	254,992
Seneca Foods Corp., Class A(1)	1,556	126,347
Simply Good Foods Co.(1)	17,280	652,320
Tootsie Roll Industries, Inc.	2,795	86,617
Tyson Foods, Inc., Class A	52,230	3,203,788
Vital Farms, Inc.(1)	14,189	469,798
WK Kellogg Co.	47,906	949,497
		50,860,700
Gas Utilities — 0.2%
Atmos Energy Corp.	31,661	4,816,588
Chesapeake Utilities Corp.	60	7,616
MDU Resources Group, Inc.	119,856	2,067,516
National Fuel Gas Co.	34,985	2,630,872
New Jersey Resources Corp.	26,087	1,262,089
62

Avantis U.S. Equity ETF
	Shares	Value
Northwest Natural Holding Co.	13,229	$540,801
ONE Gas, Inc.	16,042	1,205,556
Southwest Gas Holdings, Inc.	20,758	1,557,888
Spire, Inc.	18,653	1,433,670
Star Group LP	932	12,135
UGI Corp.	58,434	1,996,105
		17,530,836
Ground Transportation — 1.5%
ArcBest Corp.	13,506	1,063,868
Covenant Logistics Group, Inc.	7,148	179,915
CSX Corp.	609,049	19,495,659
Heartland Express, Inc.	17,092	176,389
Hertz Global Holdings, Inc.(1)(2)	61,926	258,231
JB Hunt Transport Services, Inc.	38,024	6,129,089
Knight-Swift Transportation Holdings, Inc.	44,994	2,269,497
Landstar System, Inc.	19,655	3,121,214
Lyft, Inc., Class A(1)	54,180	722,761
Marten Transport Ltd.	27,096	398,853
Norfolk Southern Corp.	69,266	17,022,120
Old Dominion Freight Line, Inc.	64,885	11,452,203
PAMT Corp.(1)	1,111	14,454
Ryder System, Inc.	27,411	4,508,287
Saia, Inc.(1)	12,212	5,000,081
Schneider National, Inc., Class B	17,934	473,099
Uber Technologies, Inc.(1)	105,138	7,991,539
U-Haul Holding Co.(1)(2)	2,660	184,205
U-Haul Holding Co.	38,736	2,384,201
Union Pacific Corp.	139,871	34,504,777
Universal Logistics Holdings, Inc.	3,850	104,720
Werner Enterprises, Inc.	40,440	1,316,726
XPO, Inc.(1)	20,687	2,543,674
		121,315,562
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	137,019	18,909,992
Align Technology, Inc.(1)	12,210	2,283,636
AngioDynamics, Inc.(1)	3,255	30,239
Avanos Medical, Inc.(1)	9,112	137,136
Becton Dickinson & Co.	15,243	3,437,754
Bioventus, Inc., Class A(1)	20,649	209,381
Boston Scientific Corp.(1)	100,687	10,450,304
Butterfly Network, Inc.(1)	16,539	59,871
Cooper Cos., Inc.(1)	29,634	2,678,321
CVRx, Inc.(1)	180	2,333
Dentsply Sirona, Inc.	25,698	425,302
Dexcom, Inc.(1)	58,756	5,192,268
Edwards Lifesciences Corp.(1)	83,518	5,981,559
Electromed, Inc.(1)	436	11,789
Enovis Corp.(1)	10,495	405,632
Envista Holdings Corp.(1)	9,280	185,414
GE HealthCare Technologies, Inc.	22,315	1,949,215
Globus Medical, Inc., Class A(1)	33,112	2,659,556
Haemonetics Corp.(1)	8,015	524,983
Hologic, Inc.(1)	26,847	1,701,831
ICU Medical, Inc.(1)	3,101	453,769
63

Avantis U.S. Equity ETF
	Shares	Value
IDEXX Laboratories, Inc.(1)	18,292	$7,995,616
Inogen, Inc.(1)	2,676	22,291
Insulet Corp.(1)	3,632	988,885
Integer Holdings Corp.(1)	5,027	619,326
Integra LifeSciences Holdings Corp.(1)	28,893	670,607
Intuitive Surgical, Inc.(1)	27,266	15,627,508
iRadimed Corp.	1,823	98,278
Kewaunee Scientific Corp.(1)	100	5,436
Lantheus Holdings, Inc.(1)	23,159	2,172,777
LivaNova PLC(1)	8,926	371,589
Masimo Corp.(1)	10,620	2,004,737
Medtronic PLC	98,280	9,043,726
Merit Medical Systems, Inc.(1)	3,258	332,446
Neogen Corp.(1)	8,822	88,661
Nevro Corp.(1)	2,883	16,491
Omnicell, Inc.(1)	7,057	268,589
OraSure Technologies, Inc.(1)	46,373	161,378
Orthofix Medical, Inc.(1)	5,334	92,705
Penumbra, Inc.(1)	2,904	828,918
Pulmonx Corp.(1)	2,904	25,033
QuidelOrtho Corp.(1)	27,735	1,109,123
ResMed, Inc.	16,850	3,934,812
Semler Scientific, Inc.(1)	526	22,576
Sight Sciences, Inc.(1)	3,566	9,450
Solventum Corp.(1)	87	6,938
STERIS PLC	9,537	2,091,083
Stryker Corp.	21,864	8,443,658
Tactile Systems Technology, Inc.(1)	849	12,132
Teleflex, Inc.	6,653	883,186
Utah Medical Products, Inc.	646	38,508
Varex Imaging Corp.(1)	6,506	83,667
Zimmer Biomet Holdings, Inc.	31,052	3,239,345
Zimvie, Inc.(1)	16,675	221,277
Zynex, Inc.(1)	5,148	37,117
		119,258,154
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc.(1)	14,409	431,982
Addus HomeCare Corp.(1)	1,740	166,640
agilon health, Inc.(1)	2,304	7,189
Amedisys, Inc.(1)	454	41,768
AMN Healthcare Services, Inc.(1)	8,669	219,499
Astrana Health, Inc.(1)	15,287	387,984
Brookdale Senior Living, Inc.(1)	105,432	600,962
Cardinal Health, Inc.	16,591	2,148,203
Castle Biosciences, Inc.(1)	4,009	86,915
Cencora, Inc.	27,863	7,064,385
Centene Corp.(1)	124,855	7,261,567
Chemed Corp.	2,455	1,474,964
Cigna Group	15,322	4,732,200
Clover Health Investments Corp.(1)	44,497	176,653
CorVel Corp.(1)	10,748	1,185,182
Cross Country Healthcare, Inc.(1)	17,851	306,323
CVS Health Corp.	53,666	3,526,930
DaVita, Inc.(1)	6,211	918,483
64

Avantis U.S. Equity ETF
	Shares	Value
DocGo, Inc.(1)	9,328	$28,824
Elevance Health, Inc.	29,589	11,743,282
Encompass Health Corp.	18,558	1,858,398
Ensign Group, Inc.	21,778	2,812,629
Fulgent Genetics, Inc.(1)	7,703	119,011
HCA Healthcare, Inc.	12,992	3,979,450
Hims & Hers Health, Inc.(1)	3,877	174,814
Humana, Inc.	8,519	2,303,708
Joint Corp.(1)	4,147	47,068
Labcorp Holdings, Inc.	7,002	1,757,782
McKesson Corp.	8,719	5,582,427
Molina Healthcare, Inc.(1)	10,368	3,122,012
National HealthCare Corp.	4,555	424,389
National Research Corp.	4,055	59,162
Nutex Health, Inc.(1)	767	42,108
Owens & Minor, Inc.(1)	17,168	164,469
Patterson Cos., Inc.	43,539	1,355,804
Premier, Inc., Class A	42,773	777,613
Progyny, Inc.(1)	260	5,858
UnitedHealth Group, Inc.	45,453	21,588,357
Universal Health Services, Inc., Class B	20,574	3,605,594
		92,290,588
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	17,221	1,214,081
Health Catalyst, Inc.(1)	9,505	44,388
HealthStream, Inc.	3,987	134,641
Teladoc Health, Inc.(1)	25,260	241,486
Veeva Systems, Inc., Class A(1)	15,624	3,501,963
		5,136,559
Hotels, Restaurants and Leisure — 2.1%
Accel Entertainment, Inc.(1)	28,465	306,568
Airbnb, Inc., Class A(1)	47,776	6,634,653
BJ's Restaurants, Inc.(1)	12,766	486,768
Bloomin' Brands, Inc.	43,390	406,998
Booking Holdings, Inc.	2,981	14,952,726
Boyd Gaming Corp.	41,605	3,172,797
Brinker International, Inc.(1)	9,324	1,536,875
Carnival Corp.(1)	492,970	11,796,772
Century Casinos, Inc.(1)	2,226	5,832
Cheesecake Factory, Inc.	37,072	2,003,000
Chipotle Mexican Grill, Inc.(1)	343,297	18,527,739
Choice Hotels International, Inc.	8,556	1,225,989
Churchill Downs, Inc.	16,631	1,970,773
Cracker Barrel Old Country Store, Inc.	17,951	813,001
Darden Restaurants, Inc.	47,298	9,481,357
Dave & Buster's Entertainment, Inc.(1)	7,691	160,665
Denny's Corp.(1)	92	457
DoorDash, Inc., Class A(1)	30,476	6,047,657
Dutch Bros, Inc., Class A(1)	8,245	652,674
Everi Holdings, Inc.(1)	15,856	218,337
Expedia Group, Inc.(1)	16,793	3,324,342
Flutter Entertainment PLC(1)	1,749	490,752
Full House Resorts, Inc.(1)	13,068	62,857
Golden Entertainment, Inc.	10,528	327,316
65

Avantis U.S. Equity ETF
	Shares	Value
Hilton Worldwide Holdings, Inc.	16,755	$4,439,405
International Game Technology PLC	11,741	208,168
Las Vegas Sands Corp.	97,608	4,364,054
Life Time Group Holdings, Inc.(1)	27,299	831,528
Light & Wonder, Inc., Class A(1)	9,593	1,069,428
Lindblad Expeditions Holdings, Inc.(1)	78	871
Marriott International, Inc., Class A	23,060	6,467,177
Marriott Vacations Worldwide Corp.	5	377
McDonald's Corp.	41,747	12,871,853
MGM Resorts International(1)	28,797	1,000,984
Monarch Casino & Resort, Inc.	7,490	685,934
Norwegian Cruise Line Holdings Ltd.(1)	244,181	5,547,792
ONE Group Hospitality, Inc.(1)	5,041	16,434
Papa John's International, Inc.	11	499
Playa Hotels & Resorts NV(1)	68,042	908,361
PlayAGS, Inc.(1)	1,675	20,301
Potbelly Corp.(1)	13,486	171,947
RCI Hospitality Holdings, Inc.	3,219	160,210
Red Rock Resorts, Inc., Class A	17,319	865,430
Royal Caribbean Cruises Ltd.	101,055	24,869,635
Rush Street Interactive, Inc.(1)	5,066	59,070
Shake Shack, Inc., Class A(1)	9,395	1,020,297
Starbucks Corp.	73,356	8,495,358
Super Group SGHC Ltd.	91,641	688,224
Target Hospitality Corp.(1)	18,950	106,310
Texas Roadhouse, Inc.	37,440	6,892,330
Vail Resorts, Inc.	1,659	263,764
Wendy's Co.	29,021	449,825
Wyndham Hotels & Resorts, Inc.	9,748	1,056,001
Yum! Brands, Inc.	18,835	2,945,229
		171,083,701
Household Durables — 1.0%
Bassett Furniture Industries, Inc.	1,060	16,748
Beazer Homes USA, Inc.(1)	12,254	273,264
Cavco Industries, Inc.(1)	3,742	1,962,791
Century Communities, Inc.	8,847	614,247
Cricut, Inc., Class A	12,293	66,382
DR Horton, Inc.	71,828	9,108,509
Ethan Allen Interiors, Inc.	12,793	364,600
Flexsteel Industries, Inc.	1,397	62,851
Garmin Ltd.	34,977	8,007,285
Green Brick Partners, Inc.(1)	12,445	743,340
Hamilton Beach Brands Holding Co., Class A	201	3,917
Helen of Troy Ltd.(1)	7,802	429,344
Hooker Furnishings Corp.	3,984	52,071
Hovnanian Enterprises, Inc., Class A(1)	3,379	343,678
Installed Building Products, Inc.	11,803	2,023,034
KB Home	39,081	2,383,941
Landsea Homes Corp.(1)	3,310	23,567
La-Z-Boy, Inc.	18,365	830,833
Legacy Housing Corp.(1)	2,643	65,256
Lennar Corp., B Shares	3,401	393,496
Lennar Corp., Class A	90,185	10,788,832
LGI Homes, Inc.(1)	4,763	349,747
66

Avantis U.S. Equity ETF
	Shares	Value
Lifetime Brands, Inc.	645	$3,219
Lovesac Co.(1)(2)	8,296	173,801
M/I Homes, Inc.(1)	17,912	2,098,033
Meritage Homes Corp.	32,650	2,366,145
Mohawk Industries, Inc.(1)	24,500	2,880,955
NVR, Inc.(1)	1,373	9,948,181
PulteGroup, Inc.	86,406	8,924,012
SharkNinja, Inc.(1)	5,001	525,555
Somnigroup International, Inc.	34,533	2,205,968
Sonos, Inc.(1)	56,555	747,657
Taylor Morrison Home Corp.(1)	23,752	1,464,073
Toll Brothers, Inc.	47,651	5,319,758
TopBuild Corp.(1)	4,182	1,281,323
Tri Pointe Homes, Inc.(1)	44,792	1,418,115
Universal Electronics, Inc.(1)	2,028	15,798
		78,280,326
Household Products — 0.8%
Central Garden & Pet Co.(1)	4,555	160,746
Central Garden & Pet Co., Class A(1)	28,235	888,838
Church & Dwight Co., Inc.	30,690	3,412,728
Clorox Co.	24,941	3,900,523
Colgate-Palmolive Co.	138,716	12,646,738
Energizer Holdings, Inc.	14,130	434,215
Kimberly-Clark Corp.	72,849	10,345,286
Oil-Dri Corp. of America	3,766	166,118
Procter & Gamble Co.	179,940	31,280,770
Reynolds Consumer Products, Inc.	3,699	90,552
Spectrum Brands Holdings, Inc.	7,339	568,332
WD-40 Co.	4,939	1,178,544
		65,073,390
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	337,481	3,911,405
Clearway Energy, Inc., Class A	6,660	176,224
Clearway Energy, Inc., Class C	16,432	460,425
Montauk Renewables, Inc.(1)	19,215	65,907
Ormat Technologies, Inc.	12,578	878,447
Sunnova Energy International, Inc.(1)(2)	19,494	32,360
Talen Energy Corp.(1)	13,484	2,803,998
Vistra Corp.	80,823	10,802,802
XPLR Infrastructure LP	17,008	153,752
		19,285,320
Industrial Conglomerates — 0.3%
3M Co.	86,891	13,478,532
Honeywell International, Inc.	54,065	11,509,898
		24,988,430
Insurance — 4.2%
Aflac, Inc.	134,459	14,719,227
Allstate Corp.	85,744	17,075,918
Ambac Financial Group, Inc.(1)	22,305	216,582
American Coastal Insurance Corp., Class C	7,639	92,737
American Financial Group, Inc.	34,901	4,407,298
American International Group, Inc.	223,542	18,540,574
AMERISAFE, Inc.	7,140	367,424
Aon PLC, Class A	19,403	7,938,155
67

Avantis U.S. Equity ETF
	Shares	Value
Arch Capital Group Ltd.	124,772	$11,592,567
Arthur J Gallagher & Co.	15,468	5,224,162
Assurant, Inc.	24,814	5,158,582
Assured Guaranty Ltd.	17,147	1,497,448
Axis Capital Holdings Ltd.	50,547	4,896,993
Bowhead Specialty Holdings, Inc.(1)	5,193	174,641
Brighthouse Financial, Inc.(1)	40,577	2,406,622
Chubb Ltd.	57,623	16,450,214
Cincinnati Financial Corp.	35,823	5,294,998
CNA Financial Corp.	5,092	249,355
CNO Financial Group, Inc.	71,608	2,985,338
Crawford & Co., Class A	3,842	47,180
Crawford & Co., Class B	44	538
Donegal Group, Inc., Class A	1,311	22,929
eHealth, Inc.(1)	1,340	11,805
Employers Holdings, Inc.	10,807	559,803
Enstar Group Ltd.(1)	5,048	1,679,974
Erie Indemnity Co., Class A	4,455	1,907,052
Everest Group Ltd.	18,274	6,454,742
F&G Annuities & Life, Inc.	6,991	297,677
Fidelis Insurance Holdings Ltd.	29,321	431,312
Fidelity National Financial, Inc.	108,097	6,975,499
First American Financial Corp.	28,674	1,883,595
Genworth Financial, Inc., Class A(1)	144,655	1,005,352
Globe Life, Inc.	41,385	5,273,691
Goosehead Insurance, Inc., Class A	17,728	2,184,267
Greenlight Capital Re Ltd., A Shares(1)	7,265	101,201
Hamilton Insurance Group Ltd., Class B(1)	4,628	90,524
Hanover Insurance Group, Inc.	10,738	1,831,151
Hartford Insurance Group, Inc.	132,131	15,628,455
HCI Group, Inc.	6,131	807,207
Heritage Insurance Holdings, Inc.(1)	10,078	118,417
Hippo Holdings, Inc.(1)	1,136	32,637
Horace Mann Educators Corp.	12,892	545,718
Investors Title Co.	136	32,273
James River Group Holdings Ltd.	6,403	31,695
Kemper Corp.	13,236	894,489
Kingstone Cos., Inc.(1)	1,941	31,172
Kinsale Capital Group, Inc.	6,789	2,931,830
Lemonade, Inc.(1)(2)	11,302	410,828
Lincoln National Corp.	39,235	1,530,165
Loews Corp.	56,748	4,918,349
Markel Group, Inc.(1)	4,650	8,990,496
Marsh & McLennan Cos., Inc.	32,326	7,688,416
Mercury General Corp.	16,953	914,275
MetLife, Inc.	165,550	14,267,099
Old Republic International Corp.	98,476	3,792,311
Oscar Health, Inc., Class A(1)	115,699	1,690,362
Palomar Holdings, Inc.(1)	18,082	2,326,430
Primerica, Inc.	20,711	6,006,190
Principal Financial Group, Inc.	57,247	5,097,273
ProAssurance Corp.(1)	12,114	189,463
Progressive Corp.	146,667	41,360,094
Prudential Financial, Inc.	119,613	13,767,456
68

Avantis U.S. Equity ETF
	Shares	Value
Reinsurance Group of America, Inc.	26,762	$5,424,390
RenaissanceRe Holdings Ltd.	23,455	5,573,377
RLI Corp.	22,865	1,739,798
Ryan Specialty Holdings, Inc.	6,506	455,355
Safety Insurance Group, Inc.	3,896	296,641
Selective Insurance Group, Inc.	13,067	1,124,350
Selectquote, Inc.(1)	23,159	105,605
SiriusPoint Ltd.(1)	71,568	1,097,853
Skyward Specialty Insurance Group, Inc.(1)	16,748	871,231
Stewart Information Services Corp.	6,297	448,346
Tiptree, Inc.	3,227	73,027
Travelers Cos., Inc.	84,834	21,928,741
Trupanion, Inc.(1)	6,146	212,283
United Fire Group, Inc.	6,970	195,648
Universal Insurance Holdings, Inc.	14,286	316,863
Unum Group	90,294	7,430,293
W.R. Berkley Corp.	89,889	5,670,198
White Mountains Insurance Group Ltd.	683	1,263,209
Willis Towers Watson PLC	2,235	759,118
		339,036,553
Interactive Media and Services — 5.9%
Alphabet, Inc., Class A	748,400	127,437,552
Alphabet, Inc., Class C	610,438	105,129,632
Cargurus, Inc.(1)	40,052	1,289,274
Cars.com, Inc.(1)	30,984	408,989
IAC, Inc.(1)	15,117	698,708
Match Group, Inc.	408	12,938
Meta Platforms, Inc., Class A	350,079	233,922,788
Nextdoor Holdings, Inc.(1)	6,500	11,505
Pinterest, Inc., Class A(1)	51,227	1,894,374
Reddit, Inc., Class A(1)	7,850	1,269,973
Shutterstock, Inc.	5,490	117,980
Taboola.com Ltd.(1)	23,043	62,907
TrueCar, Inc.(1)	11,316	26,366
Vimeo, Inc.(1)	3,754	22,111
Yelp, Inc.(1)	31,212	1,070,884
Ziff Davis, Inc.(1)	6,343	260,444
ZipRecruiter, Inc., Class A(1)	7,262	40,667
		473,677,092
IT Services — 1.0%
Accenture PLC, Class A	58,389	20,348,567
Akamai Technologies, Inc.(1)	25,581	2,063,875
Amdocs Ltd.	13,810	1,204,923
Applied Digital Corp.(1)(2)	103,182	825,456
Cloudflare, Inc., Class A(1)	394	57,248
Cognizant Technology Solutions Corp., Class A	99,659	8,304,584
DXC Technology Co.(1)	124,005	2,277,972
EPAM Systems, Inc.(1)	11,051	2,278,053
Fastly, Inc., Class A(1)	936	6,374
Gartner, Inc.(1)	13,180	6,567,858
Globant SA(1)	240	36,127
GoDaddy, Inc., Class A(1)	23,722	4,258,099
Grid Dynamics Holdings, Inc.(1)	7,854	147,812
Hackett Group, Inc.	5,975	181,521
69

Avantis U.S. Equity ETF
	Shares	Value
International Business Machines Corp.	69,359	$17,508,986
Kyndryl Holdings, Inc.(1)	143,420	5,461,434
Snowflake, Inc., Class A(1)	8,962	1,587,170
Twilio, Inc., Class A(1)	18,598	2,230,458
VeriSign, Inc.(1)	4,947	1,176,792
		76,523,309
Leisure Products — 0.1%
Acushnet Holdings Corp.	16,593	1,066,930
Brunswick Corp.	33,873	2,061,172
Clarus Corp.	2,005	9,223
Funko, Inc., Class A(1)	17,620	217,079
JAKKS Pacific, Inc.(1)	5,528	149,698
Johnson Outdoors, Inc., Class A	538	14,472
Latham Group, Inc.(1)	2,386	14,101
Malibu Boats, Inc., Class A(1)	10,068	336,070
Marine Products Corp.	1,008	8,669
MasterCraft Boat Holdings, Inc.(1)	9,719	170,860
Mattel, Inc.(1)	113,279	2,412,843
Polaris, Inc.	34,424	1,546,326
Smith & Wesson Brands, Inc.	25,433	276,202
Sturm Ruger & Co., Inc.	8,453	333,555
Topgolf Callaway Brands Corp.(1)	27,663	180,639
YETI Holdings, Inc.(1)	49,476	1,763,325
		10,561,164
Life Sciences Tools and Services — 0.5%
AbCellera Biologics, Inc.(1)(2)	64,811	167,536
Agilent Technologies, Inc.	28,615	3,660,431
Avantor, Inc.(1)	1,196	19,973
Azenta, Inc.(1)	18,404	802,783
Bio-Rad Laboratories, Inc., Class A(1)	3,663	971,281
Bio-Techne Corp.	7,260	448,305
Bruker Corp.	19,171	905,255
Charles River Laboratories International, Inc.(1)	1,759	290,780
CryoPort, Inc.(1)	6,994	38,957
Cytek Biosciences, Inc.(1)	11,447	51,397
Danaher Corp.	41,338	8,588,383
Illumina, Inc.(1)	675	59,900
IQVIA Holdings, Inc.(1)	11,134	2,102,099
MaxCyte, Inc.(1)	13,261	44,292
Medpace Holdings, Inc.(1)	5,066	1,658,203
Mettler-Toledo International, Inc.(1)	2,711	3,450,344
OmniAb, Inc.(1)	9,108	31,696
OmniAb, Inc.(1)	1,555	159
OmniAb, Inc.(1)	1,555	94
Quanterix Corp.(1)	7,397	56,143
Repligen Corp.(1)	4,575	728,615
Revvity, Inc.	3,402	381,534
Seer, Inc.(1)	6,973	14,643
Sotera Health Co.(1)	15,535	193,721
Thermo Fisher Scientific, Inc.	17,919	9,478,434
Waters Corp.(1)	9,486	3,579,447
West Pharmaceutical Services, Inc.	11,435	2,656,808
		40,381,213
70

Avantis U.S. Equity ETF
	Shares	Value
Machinery — 2.6%
3D Systems Corp.(1)	11,227	$38,059
AGCO Corp.	34,140	3,310,556
Alamo Group, Inc.	3,142	549,787
Albany International Corp., Class A	8,538	653,755
Allison Transmission Holdings, Inc.	13,621	1,385,937
Astec Industries, Inc.	5,277	187,756
Atmus Filtration Technologies, Inc.	40,927	1,628,895
Blue Bird Corp.(1)	26,312	924,604
Caterpillar, Inc.	115,817	39,835,257
Chart Industries, Inc.(1)	796	151,678
Commercial Vehicle Group, Inc.(1)	12,092	25,151
Crane Co.	7,578	1,235,138
Cummins, Inc.	48,596	17,892,075
Deere & Co.	68,267	32,822,091
Donaldson Co., Inc.	56,986	3,937,163
Douglas Dynamics, Inc.	6,559	177,355
Dover Corp.	10,157	2,018,907
Enerpac Tool Group Corp.	14,152	654,813
Enpro, Inc.	4,712	857,961
Esab Corp.	3,491	437,422
ESCO Technologies, Inc.	4,628	763,065
Federal Signal Corp.	9,656	784,840
Flowserve Corp.	23,512	1,294,100
Franklin Electric Co., Inc.	17,948	1,833,388
Gates Industrial Corp. PLC(1)	45,629	987,412
Gorman-Rupp Co.	3,765	143,597
Graco, Inc.	46,161	4,019,238
Graham Corp.(1)	4,696	158,866
Greenbrier Cos., Inc.	22,936	1,289,003
Helios Technologies, Inc.	7,079	279,267
Hillman Solutions Corp.(1)	44,497	434,291
Hyster-Yale, Inc.	7,752	393,957
IDEX Corp.	4,684	910,242
Illinois Tool Works, Inc.	39,919	10,537,818
Ingersoll Rand, Inc.	7,949	673,916
ITT, Inc.	22,002	3,107,562
JBT Marel Corp.	5,049	666,468
Kadant, Inc.	2,113	791,276
Kennametal, Inc.	47,580	1,052,945
L.B. Foster Co., Class A(1)	3,876	106,396
Lincoln Electric Holdings, Inc.	21,809	4,507,702
Lindsay Corp.	5,292	699,179
Luxfer Holdings PLC	11,913	145,339
Manitowoc Co., Inc.(1)	8,155	84,404
Mayville Engineering Co., Inc.(1)	2,607	38,975
Middleby Corp.(1)	9,364	1,548,899
Miller Industries, Inc.	2,564	148,507
Mueller Industries, Inc.	65,876	5,281,938
Mueller Water Products, Inc., Class A	97,306	2,506,603
NN, Inc.(1)	5,501	16,778
Omega Flex, Inc.	433	15,419
Oshkosh Corp.	15,288	1,563,962
Otis Worldwide Corp.	27,925	2,786,356
71

Avantis U.S. Equity ETF
	Shares	Value
PACCAR, Inc.	177,802	$19,067,486
Parker-Hannifin Corp.	12,011	8,029,474
Park-Ohio Holdings Corp.	1,873	45,327
Pentair PLC	88	8,290
Proto Labs, Inc.(1)	5,886	234,734
RBC Bearings, Inc.(1)	3,077	1,105,258
REV Group, Inc.	27,318	833,199
Shyft Group, Inc.	7,730	77,455
Snap-on, Inc.	18,707	6,382,267
SPX Technologies, Inc.(1)	5,819	847,537
Standex International Corp.	4,876	906,838
Stanley Black & Decker, Inc.	1,450	125,468
Symbotic, Inc.(1)	106	2,406
Taylor Devices, Inc.(1)	300	10,071
Tennant Co.	11,337	981,331
Terex Corp.	34,608	1,408,546
Timken Co.	27,283	2,209,923
Titan International, Inc.(1)	33,568	285,999
Toro Co.	22,057	1,769,192
Trinity Industries, Inc.	53,221	1,654,641
Watts Water Technologies, Inc., Class A	6,260	1,343,271
Westinghouse Air Brake Technologies Corp.	14,232	2,638,043
Worthington Enterprises, Inc.	16,343	686,243
Xylem, Inc.	18,924	2,476,962
		211,426,029
Marine Transportation — 0.1%
Costamare, Inc.	22,324	227,258
Genco Shipping & Trading Ltd.	20,706	295,682
Kirby Corp.(1)	21,071	2,196,019
Matson, Inc.	22,889	3,297,618
Pangaea Logistics Solutions Ltd.	12,909	66,094
Safe Bulkers, Inc.	36,512	136,555
Star Bulk Carriers Corp.	1	16
		6,219,242
Media — 0.7%
Advantage Solutions, Inc.(1)	21,779	54,665
AMC Networks, Inc., Class A(1)(2)	22,917	167,294
Boston Omaha Corp., Class A(1)	3,267	46,522
Cable One, Inc.	2,984	776,377
Charter Communications, Inc., Class A(1)	10,910	3,966,549
Comcast Corp., Class A	817,209	29,321,459
EchoStar Corp., Class A(1)	63,474	1,982,293
Entravision Communications Corp., Class A	25,921	57,804
Fox Corp., Class A	97,575	5,620,320
Fox Corp., Class B	48,407	2,617,367
Gambling.com Group Ltd.(1)	3,902	55,486
Gannett Co., Inc.(1)	3,698	14,940
Ibotta, Inc., Class A(1)(2)	10,277	343,149
Liberty Broadband Corp., Class A(1)	1,489	121,398
Liberty Broadband Corp., Class C(1)	24,445	2,010,846
New York Times Co., Class A	38,986	1,874,837
News Corp., Class A	65,629	1,878,302
News Corp., Class B	18,329	591,660
Nexstar Media Group, Inc., Class A	5,049	854,038
72

Avantis U.S. Equity ETF
	Shares	Value
Paramount Global, Class B	106,163	$1,206,012
PubMatic, Inc., Class A(1)	18,202	193,487
Scholastic Corp.	9,903	216,777
Sinclair, Inc.	3,662	53,172
Sirius XM Holdings, Inc.	2	48
Thryv Holdings, Inc.(1)	2,255	38,876
Trade Desk, Inc., Class A(1)	27,987	1,968,046
WideOpenWest, Inc.(1)	17,716	87,340
		56,119,064
Metals and Mining — 1.0%
Alcoa Corp.	60,070	1,997,327
Alpha Metallurgical Resources, Inc.(1)	6,939	954,251
ATI, Inc.(1)	81,943	4,765,805
Caledonia Mining Corp. PLC	716	7,210
Carpenter Technology Corp.	16,680	3,453,928
Century Aluminum Co.(1)	21,282	403,294
Cleveland-Cliffs, Inc.(1)	276,016	2,992,013
Coeur Mining, Inc.(1)	160,357	825,839
Commercial Metals Co.	64,220	3,110,817
Compass Minerals International, Inc.	17,922	187,106
First Majestic Silver Corp.	34,720	186,446
Freeport-McMoRan, Inc.	332,795	12,283,463
Hecla Mining Co.	145,967	748,811
Kaiser Aluminum Corp.	11,575	819,047
Materion Corp.	6,427	587,171
McEwen Mining, Inc.(1)	5,857	40,296
Metallus, Inc.(1)	19,743	285,089
MP Materials Corp.(1)(2)	26,671	640,371
Newmont Corp.	141,892	6,078,653
Nucor Corp.	90,172	12,395,945
Olympic Steel, Inc.	7,051	234,234
Radius Recycling, Inc., Class A	11,543	159,640
Ramaco Resources, Inc., Class A	16,143	144,318
Ramaco Resources, Inc., Class B	2,199	19,460
Reliance, Inc.	20,353	6,048,097
Royal Gold, Inc.	16,160	2,375,520
Ryerson Holding Corp.	15,817	398,272
Steel Dynamics, Inc.	72,716	9,821,750
SunCoke Energy, Inc.	61,737	559,955
Tredegar Corp.(1)	6,485	50,518
U.S. Steel Corp.	93,227	3,749,590
Warrior Met Coal, Inc.	37,026	1,782,432
Worthington Steel, Inc.	20,926	558,096
		78,664,764
Multi-Utilities — 0.6%
Ameren Corp.	57,582	5,848,028
Avista Corp.	25,225	1,008,243
Black Hills Corp.	18,171	1,111,702
CenterPoint Energy, Inc.	87,043	2,992,538
CMS Energy Corp.	62,819	4,588,928
Consolidated Edison, Inc.	62,376	6,332,412
Dominion Energy, Inc.	104,732	5,929,926
DTE Energy Co.	37,717	5,042,763
NiSource, Inc.	79,913	3,261,250
73

Avantis U.S. Equity ETF
	Shares	Value
Northwestern Energy Group, Inc.	15,945	$891,804
Public Service Enterprise Group, Inc.	72,420	5,876,883
Sempra	66,706	4,774,148
Unitil Corp.	5,025	281,902
WEC Energy Group, Inc.	28,226	3,011,432
		50,951,959
Oil, Gas and Consumable Fuels — 5.9%
Amplify Energy Corp.(1)	7,989	38,747
Antero Midstream Corp.	159,444	2,702,576
Antero Resources Corp.(1)	127,092	4,664,276
APA Corp.	204,099	4,224,849
Ardmore Shipping Corp.	31,182	282,509
Berry Corp.	38,867	158,189
California Resources Corp.	52,443	2,340,007
Centrus Energy Corp., Class A(1)	11,998	1,088,579
Cheniere Energy, Inc.	93,717	21,419,958
Chevron Corp.	302,427	47,970,971
Chord Energy Corp.	33,032	3,775,558
Civitas Resources, Inc.	60,882	2,334,216
Clean Energy Fuels Corp.(1)	27,485	56,069
CNX Resources Corp.(1)	85,515	2,471,383
Comstock Resources, Inc.(1)(2)	56,364	1,013,425
ConocoPhillips	354,102	35,109,213
Core Natural Resources, Inc.	34,390	2,553,457
Coterra Energy, Inc.	337,359	9,105,319
Crescent Energy Co., Class A	86,638	1,093,372
CVR Energy, Inc.	18,358	338,154
Devon Energy Corp.	258,007	9,345,014
DHT Holdings, Inc.	78,608	812,807
Diamondback Energy, Inc.	71,958	11,438,444
Dorian LPG Ltd.	25,593	521,073
DT Midstream, Inc.	27,234	2,616,915
EOG Resources, Inc.	177,184	22,491,737
EQT Corp.	138,629	6,677,759
Evolution Petroleum Corp.	18,835	94,928
Excelerate Energy, Inc., Class A	1,927	59,120
Expand Energy Corp.	44,679	4,417,860
Exxon Mobil Corp.	740,631	82,454,449
FutureFuel Corp.	9,758	44,106
Gevo, Inc.(1)(2)	12,925	18,224
Gran Tierra Energy, Inc.(1)	22,668	104,273
Granite Ridge Resources, Inc.	36,913	216,679
Green Plains, Inc.(1)	15,801	92,752
Gulfport Energy Corp.(1)	7,613	1,292,687
Hallador Energy Co.(1)	16,786	162,153
Hess Corp.	102,781	15,308,202
Hess Midstream LP, Class A	45,519	1,899,508
HF Sinclair Corp.	29,442	1,038,419
HighPeak Energy, Inc.	6,385	82,494
International Seaways, Inc.	32,272	1,075,626
Kimbell Royalty Partners LP	55,725	853,707
Kinder Morgan, Inc.	309,631	8,391,000
Kosmos Energy Ltd.(1)	313,596	881,205
Magnolia Oil & Gas Corp., Class A	119,020	2,786,258
74

Avantis U.S. Equity ETF
	Shares	Value
Marathon Petroleum Corp.	118,354	$17,774,404
Matador Resources Co.	70,789	3,705,096
Murphy Oil Corp.	93,092	2,466,007
NACCO Industries, Inc., Class A	767	24,759
New Fortress Energy, Inc.(2)	42,759	427,590
NextDecade Corp.(1)	11,802	97,012
Nordic American Tankers Ltd.	101,468	248,597
Northern Oil & Gas, Inc.	63,765	2,008,597
Occidental Petroleum Corp.	216,099	10,554,275
ONEOK, Inc.	187,548	18,827,944
Ovintiv, Inc.	148,191	6,440,381
Par Pacific Holdings, Inc.(1)	26,753	384,441
PBF Energy, Inc., Class A	56,770	1,216,581
Peabody Energy Corp.	65,751	906,706
Permian Resources Corp.	271,186	3,821,011
Phillips 66	61,004	7,911,609
PHX Minerals, Inc.	28	113
Plains GP Holdings LP, Class A(1)	69,354	1,498,046
PrimeEnergy Resources Corp.(1)	475	93,053
Range Resources Corp.	123,598	4,587,958
REX American Resources Corp.(1)	8,441	325,991
Riley Exploration Permian, Inc.	11,414	360,226
SandRidge Energy, Inc.	16,136	188,791
Scorpio Tankers, Inc.	30,329	1,208,611
SFL Corp. Ltd.	74,811	675,543
Sitio Royalties Corp., Class A	20,607	412,140
SM Energy Co.	78,822	2,578,268
Summit Midstream Corp.(1)	307	13,821
Talos Energy, Inc.(1)	91,382	822,438
Targa Resources Corp.	107,203	21,624,989
Teekay Corp. Ltd.	35,862	234,537
Teekay Tankers Ltd., Class A	17,708	668,300
Texas Pacific Land Corp.	7,824	11,172,281
Uranium Energy Corp.(1)	8,393	47,001
VAALCO Energy, Inc.	66,594	266,376
Valero Energy Corp.	51,856	6,779,135
Viper Energy, Inc.	18,693	870,533
Vital Energy, Inc.(1)	18,481	493,628
Vitesse Energy, Inc.	12,572	323,226
W&T Offshore, Inc.(2)	54,584	91,155
Williams Cos., Inc.	419,380	24,399,528
World Kinect Corp.	19,748	591,255
		475,060,179
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	10,540	275,621
Louisiana-Pacific Corp.	38,148	3,802,211
Magnera Corp.(1)	3,695	76,154
Mercer International, Inc.	17,446	137,126
Sylvamo Corp.	25,861	1,838,717
		6,129,829
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	76,654	5,540,551
Allegiant Travel Co.	11,023	810,190
Blade Air Mobility, Inc.(1)	4,847	16,383
75

Avantis U.S. Equity ETF
	Shares	Value
Delta Air Lines, Inc.	292,700	$17,597,124
Frontier Group Holdings, Inc.(1)(2)	10,731	77,263
JetBlue Airways Corp.(1)	139,086	906,841
Joby Aviation, Inc.(1)	3,740	26,180
SkyWest, Inc.(1)	27,092	2,679,670
Southwest Airlines Co.	104,822	3,255,771
Sun Country Airlines Holdings, Inc.(1)	28,211	454,479
United Airlines Holdings, Inc.(1)	170,275	15,973,498
		47,337,950
Personal Care Products — 0.1%
Edgewell Personal Care Co.	10,382	326,722
elf Beauty, Inc.(1)	46	3,231
Estee Lauder Cos., Inc., Class A	20,654	1,485,229
Honest Co., Inc.(1)	16,357	88,328
Interparfums, Inc.	851	118,221
Kenvue, Inc.	239,723	5,657,463
Medifast, Inc.(1)	4,578	65,740
Nature's Sunshine Products, Inc.(1)	5,502	80,164
Nu Skin Enterprises, Inc., Class A	16,131	127,757
Olaplex Holdings, Inc.(1)	16,679	24,185
USANA Health Sciences, Inc.(1)	5,475	162,005
		8,139,045
Pharmaceuticals — 2.6%
Amphastar Pharmaceuticals, Inc.(1)	17,543	498,747
ANI Pharmaceuticals, Inc.(1)	212	13,121
Arvinas, Inc.(1)	4,550	80,535
Atea Pharmaceuticals, Inc.(1)	11,053	33,491
Bristol-Myers Squibb Co.	303,293	18,082,329
Collegium Pharmaceutical, Inc.(1)	22,313	648,193
Corcept Therapeutics, Inc.(1)	29,172	1,767,240
Elanco Animal Health, Inc.(1)	84,904	948,378
Eli Lilly & Co.	80,484	74,095,985
Fulcrum Therapeutics, Inc.(1)	10,997	39,479
Harmony Biosciences Holdings, Inc.(1)	28,994	981,447
Harrow, Inc.(1)	16,342	458,883
Innoviva, Inc.(1)	30,220	541,542
Intra-Cellular Therapies, Inc.(1)	8,067	1,034,189
Jazz Pharmaceuticals PLC(1)	30,523	4,380,966
Johnson & Johnson	294,469	48,593,274
Ligand Pharmaceuticals, Inc.(1)	4,819	589,026
Merck & Co., Inc.	195,691	18,052,495
Nuvation Bio, Inc.(1)	32,481	63,988
Oramed Pharmaceuticals, Inc.(1)(2)	4,152	8,678
Organon & Co.	38,379	572,231
Pacira BioSciences, Inc.(1)	8,310	199,855
Perrigo Co. PLC	22,700	658,300
Pfizer, Inc.	528,738	13,974,545
Phibro Animal Health Corp., Class A	240	5,458
Pliant Therapeutics, Inc.(1)	2,983	10,261
Prestige Consumer Healthcare, Inc.(1)	12,793	1,084,207
Royalty Pharma PLC, Class A	46,365	1,559,719
SIGA Technologies, Inc.	21,048	115,553
Supernus Pharmaceuticals, Inc.(1)	21,347	684,385
Terns Pharmaceuticals, Inc.(1)	5,865	21,642
76

Avantis U.S. Equity ETF
	Shares	Value
Theravance Biopharma, Inc.(1)	13,204	$123,457
Viatris, Inc.	539,855	4,982,862
Xeris Biopharma Holdings, Inc.(1)	104	398
Zoetis, Inc.	72,854	12,184,103
		207,088,962
Professional Services — 1.0%
Alight, Inc., Class A	72,206	493,167
Asure Software, Inc.(1)	1,405	14,739
Automatic Data Processing, Inc.	81,649	25,734,132
Barrett Business Services, Inc.	13,943	561,206
Booz Allen Hamilton Holding Corp.	19,070	2,022,564
Broadridge Financial Solutions, Inc.	15,095	3,641,216
Clarivate PLC(1)	102,825	441,119
Concentrix Corp.	21	948
Conduent, Inc.(1)	71,358	252,607
CRA International, Inc.	2,682	518,028
CSG Systems International, Inc.	8,787	565,004
Equifax, Inc.	37	9,072
ExlService Holdings, Inc.(1)	24,596	1,191,676
Exponent, Inc.	23,726	2,008,643
Franklin Covey Co.(1)	5,473	175,027
FTI Consulting, Inc.(1)	4,192	694,195
Genpact Ltd.	23,256	1,237,684
Heidrick & Struggles International, Inc.	9,590	393,094
IBEX Holdings Ltd.(1)	4,339	109,820
Innodata, Inc.(1)	2,080	109,658
Insperity, Inc.	18,447	1,622,783
KBR, Inc.	15,192	744,864
Kelly Services, Inc., Class A	15,283	205,862
Kforce, Inc.	11,135	558,086
Korn Ferry	21,650	1,421,323
Legalzoom.com, Inc.(1)	37,909	385,155
ManpowerGroup, Inc.	16,460	948,590
Paychex, Inc.	75,672	11,477,172
Paycom Software, Inc.	17,072	3,746,792
Paylocity Holding Corp.(1)	7,929	1,619,815
Planet Labs PBC(1)	46,496	214,812
Resources Connection, Inc.	11,003	80,102
Robert Half, Inc.	52,741	3,116,466
SS&C Technologies Holdings, Inc.	225	20,036
TaskUS, Inc., Class A(1)	3,651	51,516
TriNet Group, Inc.	13,583	1,001,203
TrueBlue, Inc.(1)	16,393	102,948
TTEC Holdings, Inc.	2,050	6,929
UL Solutions, Inc., Class A	3,323	176,750
Upwork, Inc.(1)	5,190	82,677
Verisk Analytics, Inc.	29,470	8,749,938
Verra Mobility Corp.(1)	24,425	559,088
Willdan Group, Inc.(1)	1,099	35,937
WNS Holdings Ltd.(1)	3,478	197,794
		77,300,237
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	33,198	4,712,124
CoStar Group, Inc.(1)	38,483	2,934,329
77

Avantis U.S. Equity ETF
	Shares	Value
Five Point Holdings LLC, Class A(1)	1,615	$9,060
Forestar Group, Inc.(1)	7,855	173,203
FRP Holdings, Inc.(1)	870	27,300
Howard Hughes Holdings, Inc.(1)	14,265	1,129,788
Jones Lang LaSalle, Inc.(1)	11,994	3,261,049
Kennedy-Wilson Holdings, Inc.	42,217	409,927
Marcus & Millichap, Inc.	9,089	349,745
Newmark Group, Inc., Class A	33,510	491,592
RE/MAX Holdings, Inc., Class A(1)	7,483	66,449
RMR Group, Inc., Class A	12	218
Seaport Entertainment Group, Inc.(1)	2,206	51,664
Seritage Growth Properties, Class A(1)	3,909	14,307
St. Joe Co.	2,408	115,512
Tejon Ranch Co.(1)	2,786	42,793
Zillow Group, Inc., Class A(1)	2,536	188,653
Zillow Group, Inc., Class C(1)	10,995	842,877
		14,820,590
Semiconductors and Semiconductor Equipment — 7.1%
ACM Research, Inc., Class A(1)	15,283	396,441
Advanced Micro Devices, Inc.(1)	120,166	11,999,777
Allegro MicroSystems, Inc.(1)	14,857	331,311
Alpha & Omega Semiconductor Ltd.(1)	7,716	233,640
Amkor Technology, Inc.	63,442	1,338,626
Analog Devices, Inc.	42,395	9,753,394
Applied Materials, Inc.	164,684	26,031,600
Astera Labs, Inc.(1)	3,495	259,853
Axcelis Technologies, Inc.(1)	11,216	614,525
Broadcom, Inc.	319,016	63,621,361
CEVA, Inc.(1)	2,132	73,042
Cirrus Logic, Inc.(1)	21,638	2,254,896
Cohu, Inc.(1)	14,126	277,717
Credo Technology Group Holding Ltd.(1)	134	7,394
Diodes, Inc.(1)	18,069	892,247
First Solar, Inc.(1)	26,013	3,542,450
FormFactor, Inc.(1)	2,065	68,765
GLOBALFOUNDRIES, Inc.(1)(2)	18,367	712,089
Ichor Holdings Ltd.(1)	4,005	117,306
Intel Corp.	487,218	11,561,683
KLA Corp.	24,814	17,589,156
Kulicke & Soffa Industries, Inc.	21,681	829,732
Lam Research Corp.	345,033	26,477,832
Magnachip Semiconductor Corp.(1)	5,631	25,565
Marvell Technology, Inc.	54,918	5,042,571
Microchip Technology, Inc.	35,764	2,105,069
Micron Technology, Inc.	173,334	16,229,262
Monolithic Power Systems, Inc.	4,925	3,009,224
NVE Corp.	2,001	137,749
NVIDIA Corp.	2,348,779	293,409,473
NXP Semiconductors NV	18,483	3,984,750
ON Semiconductor Corp.(1)	116,104	5,462,693
Onto Innovation, Inc.(1)	8,884	1,294,043
Penguin Solutions, Inc.(1)	29,016	578,289
Photronics, Inc.(1)	39,415	821,409
Qorvo, Inc.(1)	11,174	812,238
78

Avantis U.S. Equity ETF
	Shares	Value
QUALCOMM, Inc.	198,126	$31,139,463
Rambus, Inc.(1)	15,161	847,348
Rigetti Computing, Inc.(1)	15,776	133,465
SiTime Corp.(1)	64	9,930
Skyworks Solutions, Inc.	59,318	3,954,138
SolarEdge Technologies, Inc.(1)(2)	4,298	70,874
Synaptics, Inc.(1)	13,120	867,757
Teradyne, Inc.	29,978	3,293,383
Texas Instruments, Inc.	101,751	19,942,179
Ultra Clean Holdings, Inc.(1)	10,946	269,272
Universal Display Corp.	7,981	1,226,041
Veeco Instruments, Inc.(1)	8,720	193,933
		573,844,955
Software — 6.2%
A10 Networks, Inc.	45,017	935,904
Adeia, Inc.	30,678	482,258
Adobe, Inc.(1)	36,903	16,184,180
Alarm.com Holdings, Inc.(1)	6,378	370,498
Amplitude, Inc., Class A(1)	893	11,243
ANSYS, Inc.(1)	3,449	1,149,379
Appfolio, Inc., Class A(1)	773	165,809
Appian Corp., Class A(1)	80	2,598
AppLovin Corp., Class A(1)	33,657	10,963,431
Aspen Technology, Inc.(1)	3,916	1,038,719
Atlassian Corp., Class A(1)	9,109	2,589,324
Aurora Innovation, Inc.(1)	145,063	1,054,608
Autodesk, Inc.(1)	13,005	3,566,101
Bill Holdings, Inc.(1)	11,259	621,497
Cadence Design Systems, Inc.(1)	26,666	6,679,833
Cipher Mining, Inc.(1)	25,751	105,064
Clear Secure, Inc., Class A	36,975	876,677
Commvault Systems, Inc.(1)	12,536	2,138,140
Confluent, Inc., Class A(1)	1,562	49,578
Consensus Cloud Solutions, Inc.(1)	2	52
CoreCard Corp.(1)	2,108	43,846
Crowdstrike Holdings, Inc., Class A(1)	17,608	6,861,133
Daily Journal Corp.(1)	69	27,136
Datadog, Inc., Class A(1)	10,653	1,241,607
DocuSign, Inc.(1)	31,993	2,660,858
Dolby Laboratories, Inc., Class A	10,476	854,946
Fair Isaac Corp.(1)	1,910	3,602,929
Fortinet, Inc.(1)	181,195	19,570,872
Freshworks, Inc., Class A(1)	7,796	133,000
Gen Digital, Inc.	36,746	1,004,268
Gitlab, Inc., Class A(1)	7,337	441,761
HubSpot, Inc.(1)	1,978	1,432,052
InterDigital, Inc.	15,769	3,368,889
Intuit, Inc.	15,875	9,744,710
Klaviyo, Inc., Class A(1)	372	14,627
LiveRamp Holdings, Inc.(1)	12,356	369,197
Logility Supply Chain Solutions, Inc., Class A	3,664	51,772
Manhattan Associates, Inc.(1)	15,347	2,714,577
MARA Holdings, Inc.(1)(2)	65,258	908,391
Matterport, Inc.(1)	65,218	350,873
79

Avantis U.S. Equity ETF
	Shares	Value
Microsoft Corp.	718,445	$285,215,481
MicroStrategy, Inc., Class A(1)	16,405	4,190,329
Nutanix, Inc., Class A(1)	20,792	1,598,697
Olo, Inc., Class A(1)	10,962	75,528
OneSpan, Inc.	18,677	299,579
Oracle Corp.	148,435	24,649,116
Palantir Technologies, Inc., Class A(1)	160,214	13,605,373
Palo Alto Networks, Inc.(1)	80,415	15,313,429
Pegasystems, Inc.	21,473	1,685,845
Progress Software Corp.	6,197	338,604
Qualys, Inc.(1)	19,491	2,562,287
QXO, Inc.	4,504	57,381
Riot Platforms, Inc.(1)(2)	64,380	597,446
Roper Technologies, Inc.	4,216	2,464,252
Salesforce, Inc.	55,366	16,490,763
SentinelOne, Inc., Class A(1)	17,873	368,720
ServiceNow, Inc.(1)	16,885	15,698,998
SPS Commerce, Inc.(1)	418	55,678
Synopsys, Inc.(1)	9,400	4,298,432
Telos Corp.(1)	2,835	8,477
Teradata Corp.(1)	12,632	301,147
UiPath, Inc., Class A(1)	48,387	595,160
Verint Systems, Inc.(1)	19	429
Workday, Inc., Class A(1)	12,906	3,398,666
Xperi, Inc.(1)	15,018	127,052
Zoom Communications, Inc., Class A(1)	35,922	2,647,451
Zscaler, Inc.(1)	2,541	498,621
		501,525,278
Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(1)(2)	18,161	125,311
Abercrombie & Fitch Co., Class A(1)	36,336	3,742,245
Academy Sports & Outdoors, Inc.	44,473	2,205,416
Advance Auto Parts, Inc.	23,430	864,567
American Eagle Outfitters, Inc.	112,107	1,467,481
America's Car-Mart, Inc.(1)	1,072	44,874
Arhaus, Inc.	35,651	339,398
Arko Corp.	31,775	143,305
Asbury Automotive Group, Inc.(1)	190	50,996
AutoNation, Inc.(1)	14,147	2,579,988
AutoZone, Inc.(1)	1,171	4,090,315
Bath & Body Works, Inc.	20	725
Best Buy Co., Inc.	98,311	8,839,142
Boot Barn Holdings, Inc.(1)	1,036	126,837
Buckle, Inc.	22,005	881,300
Build-A-Bear Workshop, Inc.	10,883	445,332
Burlington Stores, Inc.(1)	37,593	9,373,063
Caleres, Inc.	23,361	377,514
Camping World Holdings, Inc., Class A	5,654	110,196
CarMax, Inc.(1)	67,085	5,566,042
Carvana Co.(1)	3,314	772,493
Cato Corp., Class A	1,679	5,155
Chewy, Inc., Class A(1)	13,875	516,982
Citi Trends, Inc.(1)	1,443	35,541
Designer Brands, Inc., Class A(2)	27,383	110,080
80

Avantis U.S. Equity ETF
	Shares	Value
Destination XL Group, Inc.(1)	24,514	$56,137
Dick's Sporting Goods, Inc.	30,926	6,961,443
Five Below, Inc.(1)	19,212	1,669,331
Floor & Decor Holdings, Inc., Class A(1)	46,429	4,486,434
Foot Locker, Inc.(1)	38,083	659,598
GameStop Corp., Class A(1)	1,176	29,447
Gap, Inc.	150,156	3,395,027
Genesco, Inc.(1)	3,646	133,334
Group 1 Automotive, Inc.	164	75,371
Guess?, Inc.	20,600	209,296
Haverty Furniture Cos., Inc.	6,902	157,573
Home Depot, Inc.	118,901	47,156,137
Lands' End, Inc.(1)	5,235	61,668
Lithia Motors, Inc.	5,186	1,786,266
Lowe's Cos., Inc.	35,626	8,858,049
MarineMax, Inc.(1)	8,103	205,411
Murphy USA, Inc.	11,337	5,319,774
National Vision Holdings, Inc.(1)	7,815	99,329
ODP Corp.(1)	21,105	328,394
O'Reilly Automotive, Inc.(1)	3,992	5,483,571
Penske Automotive Group, Inc.	5,971	1,007,487
PetMed Express, Inc.(1)	2,475	10,939
Revolve Group, Inc.(1)	3,977	105,629
Ross Stores, Inc.	120,619	16,925,258
Sally Beauty Holdings, Inc.(1)	18,734	168,981
Shoe Carnival, Inc.	9,950	220,293
Signet Jewelers Ltd.	28,564	1,494,468
Sleep Number Corp.(1)	1	14
Sonic Automotive, Inc., Class A	5,837	397,850
Sportsman's Warehouse Holdings, Inc.(1)	8,631	11,824
Stitch Fix, Inc., Class A(1)	5,706	26,989
Tile Shop Holdings, Inc.(1)	1,000	7,570
Tilly's, Inc., Class A(1)	7,163	27,219
TJX Cos., Inc.	311,822	38,902,913
Tractor Supply Co.	233,819	12,941,882
Ulta Beauty, Inc.(1)	22,915	8,395,139
Upbound Group, Inc.	3,590	92,694
Urban Outfitters, Inc.(1)	42,001	2,444,038
Valvoline, Inc.(1)	33,689	1,242,450
Victoria's Secret & Co.(1)	48,614	1,299,452
Williams-Sonoma, Inc.	72,227	14,053,930
Zumiez, Inc.(1)	5,824	83,050
		229,805,957
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	1,762,064	426,137,558
Dell Technologies, Inc., Class C	20,059	2,061,263
Eastman Kodak Co.(1)	8,541	59,958
Hewlett Packard Enterprise Co.	245,254	4,858,482
HP, Inc.	57,881	1,786,786
Immersion Corp.	11,407	91,712
Intevac, Inc.	173	695
IonQ, Inc.(1)	1,735	42,629
NetApp, Inc.	35,299	3,523,193
Pure Storage, Inc., Class A(1)	49,637	2,604,453
81

Avantis U.S. Equity ETF
	Shares	Value
Sandisk Corp.(1)	605	$28,360
Seagate Technology Holdings PLC	21,326	2,173,333
Super Micro Computer, Inc.(1)(2)	130,565	5,413,225
Western Digital Corp.(1)	2,091	102,313
		448,883,960
Textiles, Apparel and Luxury Goods — 1.1%
Amer Sports, Inc.(1)	6,157	184,033
Birkenstock Holding PLC(1)	323	15,982
Capri Holdings Ltd.(1)	50,507	1,110,144
Carter's, Inc.	24,782	1,022,753
Columbia Sportswear Co.	15,363	1,334,123
Crocs, Inc.(1)	37,271	3,711,073
Deckers Outdoor Corp.(1)	74,827	10,427,891
Ermenegildo Zegna NV	10,840	91,598
Figs, Inc., Class A(1)	34,477	157,560
G-III Apparel Group Ltd.(1)	28,758	778,479
Hanesbrands, Inc.(1)	81,794	493,218
Kontoor Brands, Inc.	37,231	2,421,504
Levi Strauss & Co., Class A	41,782	750,822
Lululemon Athletica, Inc.(1)	45,456	16,619,168
Movado Group, Inc.	6,084	117,482
NIKE, Inc., Class B	239,723	19,041,198
Oxford Industries, Inc.	10,091	625,945
PVH Corp.	26,737	2,000,997
Ralph Lauren Corp.	20,459	5,547,253
Rocky Brands, Inc.	2,868	58,335
Skechers USA, Inc., Class A(1)	52,686	3,213,319
Steven Madden Ltd.	37,945	1,244,217
Superior Group of Cos., Inc.	5,302	75,766
Tapestry, Inc.	146,654	12,527,185
Under Armour, Inc., Class A(1)	99,921	680,462
Under Armour, Inc., Class C(1)	68,329	433,889
Unifi, Inc.(1)	1,684	9,548
Vera Bradley, Inc.(1)	1,061	3,480
VF Corp.	241,905	6,030,692
Wolverine World Wide, Inc.	10,644	157,425
		90,885,541
Trading Companies and Distributors — 1.1%
Air Lease Corp.	66,729	3,197,654
Alta Equipment Group, Inc.	3,301	18,089
Applied Industrial Technologies, Inc.	15,347	3,845,651
BlueLinx Holdings, Inc.(1)	6,177	490,269
Boise Cascade Co.	24,144	2,502,767
DNOW, Inc.(1)	50,148	801,365
Fastenal Co.	180,895	13,699,178
FTAI Aviation Ltd.	49,808	6,410,788
GATX Corp.	23,346	3,899,949
Global Industrial Co.	6,809	159,671
GMS, Inc.(1)	21,740	1,730,721
H&E Equipment Services, Inc.	25,039	2,401,240
Herc Holdings, Inc.	19,645	2,818,665
Hudson Technologies, Inc.(1)	19,460	112,090
Karat Packaging, Inc.	4,473	133,787
McGrath RentCorp	10,939	1,334,558
82

Avantis U.S. Equity ETF
	Shares	Value
MRC Global, Inc.(1)	56,201	$683,966
MSC Industrial Direct Co., Inc., Class A	25,331	2,035,599
Rush Enterprises, Inc., Class A	18,994	1,107,730
Rush Enterprises, Inc., Class B	2,004	114,108
SiteOne Landscape Supply, Inc.(1)	8,474	1,070,351
Titan Machinery, Inc.(1)	9,617	165,316
United Rentals, Inc.	20,540	13,193,253
Watsco, Inc.	6,490	3,273,102
WESCO International, Inc.	27,362	4,938,020
Willis Lease Finance Corp.	336	67,956
WW Grainger, Inc.	16,270	16,615,087
		86,820,930
Water Utilities — 0.0%
American Water Works Co., Inc.	11,838	1,609,613
Artesian Resources Corp., Class A	1,556	48,376
California Water Service Group	14,370	653,117
Essential Utilities, Inc.	694	26,358
Global Water Resources, Inc.	7	80
Middlesex Water Co.	5,875	294,514
		2,632,058
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	44,190	323,913
Telephone & Data Systems, Inc.	50,593	1,826,407
T-Mobile U.S., Inc.	115,909	31,259,498
U.S. Cellular Corp.(1)	4,248	278,584
		33,688,402
TOTAL COMMON STOCKS (Cost $6,266,335,320)		8,029,356,253
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	11
Chinook Therapeutics, Inc.(1)	8,349	84
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	4,619
Icosavax, Inc.(1)	1,560	484
Mirati Therapeutics, Inc.(1)	5,654	3,958
		9,156
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
CinCor Pharma, Inc.(1)	3,906	11,952
Concert Pharmaceuticals, Inc.(1)	2,660	984
Radius Health, Inc.(1)	996	10
Strongbridge Biopharma(1)	1,036	188
		16,587
TOTAL RIGHTS (Cost $32,109)		29,146
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	2,203	22
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,116,541	6,116,541
83

Avantis U.S. Equity ETF
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,856,847	$3,856,847
TOTAL SHORT-TERM INVESTMENTS (Cost $9,973,388)		9,973,388
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $6,276,340,817)		8,039,358,809
OTHER ASSETS AND LIABILITIES — 0.1%		4,344,713
TOTAL NET ASSETS — 100.0%		$8,043,703,522

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $11,278,155. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $11,855,074, which includes securities collateral of $7,998,227.

See Notes to Financial Statements.
84

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Large Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.1%
Axon Enterprise, Inc.(1)	392	$207,152
Boeing Co.(1)	2,098	366,374
BWX Technologies, Inc.	2,685	279,159
Curtiss-Wright Corp.	414	133,167
General Dynamics Corp.	818	206,627
General Electric Co.	4,764	986,053
HEICO Corp.	85	22,498
HEICO Corp., Class A	196	41,779
Howmet Aerospace, Inc.	2,106	287,680
Huntington Ingalls Industries, Inc.	879	154,335
L3Harris Technologies, Inc.	560	115,422
Leonardo DRS, Inc.(1)	961	29,262
Loar Holdings, Inc.(1)	24	1,744
Lockheed Martin Corp.	1,914	862,008
Moog, Inc., Class A	387	65,980
Northrop Grumman Corp.	486	224,406
Rocket Lab USA, Inc.(1)	212	4,344
RTX Corp.	6,246	830,655
Textron, Inc.	2,728	203,863
TransDigm Group, Inc.	251	343,167
Woodward, Inc.	864	163,292
		5,528,967
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	1,114	113,205
Expeditors International of Washington, Inc.	3,418	401,136
FedEx Corp.	4,256	1,118,902
GXO Logistics, Inc.(1)	78	3,075
United Parcel Service, Inc., Class B	8,753	1,041,870
		2,678,188
Automobile Components — 0.2%
Aptiv PLC(1)	3,285	213,919
Autoliv, Inc.	2,345	228,286
BorgWarner, Inc.	6,932	206,366
Gentex Corp.	4,455	108,345
Modine Manufacturing Co.(1)	534	45,155
		802,071
Automobiles — 1.2%
Ford Motor Co.	85,477	816,306
General Motors Co.	25,405	1,248,148
Lucid Group, Inc.(1)	13,224	29,357
Rivian Automotive, Inc., Class A(1)(2)	11,012	130,382
Tesla, Inc.(1)	12,687	3,717,037
		5,941,230
Banks — 4.5%
Bank of America Corp.	45,149	2,081,369
Bank OZK	1,545	74,175
BOK Financial Corp.	407	44,347
Cadence Bank	2,990	99,148
Citigroup, Inc.	15,794	1,262,730
Citizens Financial Group, Inc.	7,777	355,953
Columbia Banking System, Inc.	2,759	73,748
85

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Comerica, Inc.	3,710	$238,664
Commerce Bancshares, Inc.	2,848	185,262
Cullen/Frost Bankers, Inc.	1,456	199,516
East West Bancorp, Inc.	4,084	385,652
Fifth Third Bancorp	14,066	611,449
First Citizens BancShares, Inc., Class A	265	542,736
First Horizon Corp.	9,938	214,064
Home BancShares, Inc.	2,937	87,963
Huntington Bancshares, Inc.	27,229	448,462
JPMorgan Chase & Co.	24,421	6,463,018
KeyCorp	14,121	244,576
M&T Bank Corp.	2,432	466,263
Old National Bancorp	6,723	159,671
Pinnacle Financial Partners, Inc.	1,299	148,424
PNC Financial Services Group, Inc.	4,688	899,721
Popular, Inc.	1,433	143,916
Prosperity Bancshares, Inc.	1,404	107,771
Regions Financial Corp.	14,384	341,045
SouthState Corp.	1,402	141,322
Synovus Financial Corp.	2,727	141,477
Truist Financial Corp.	17,544	813,164
U.S. Bancorp	19,441	911,783
UMB Financial Corp.	333	36,740
Webster Financial Corp.	3,786	213,228
Wells Fargo & Co.	37,469	2,934,572
Western Alliance Bancorp	2,745	238,595
Wintrust Financial Corp.	1,647	205,002
Zions Bancorp NA	4,418	238,749
		21,754,275
Beverages — 0.9%
Brown-Forman Corp., Class A	220	7,267
Brown-Forman Corp., Class B	2,051	67,909
Coca-Cola Co.	29,067	2,069,861
Coca-Cola Consolidated, Inc.	203	287,675
Constellation Brands, Inc., Class A	1,006	176,553
Keurig Dr. Pepper, Inc.	6,452	216,271
Molson Coors Beverage Co., Class B	4,196	257,173
Monster Beverage Corp.(1)	5,089	278,114
PepsiCo, Inc.	7,640	1,172,511
Primo Brands Corp., Class A	953	32,106
		4,565,440
Biotechnology — 1.9%
AbbVie, Inc.	11,109	2,322,114
Alkermes PLC(1)	542	18,607
Alnylam Pharmaceuticals, Inc.(1)	563	138,920
Amgen, Inc.	3,023	931,265
Biogen, Inc.(1)	758	106,499
BioMarin Pharmaceutical, Inc.(1)	2,051	145,949
Bridgebio Pharma, Inc.(1)	341	11,901
Exelixis, Inc.(1)	4,727	182,888
Gilead Sciences, Inc.	21,323	2,437,432
Halozyme Therapeutics, Inc.(1)	2,215	131,017
Incyte Corp.(1)	1,829	134,432
Insmed, Inc.(1)	454	37,024
86

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Madrigal Pharmaceuticals, Inc.(1)	175	$59,722
Moderna, Inc.(1)	2,723	84,304
Natera, Inc.(1)	602	93,665
Neurocrine Biosciences, Inc.(1)	1,378	163,596
Regeneron Pharmaceuticals, Inc.	800	558,992
REVOLUTION Medicines, Inc.(1)	1,832	74,636
Roivant Sciences Ltd.(1)	6,100	65,514
Sarepta Therapeutics, Inc.(1)	406	43,341
Summit Therapeutics, Inc.(1)(2)	1,496	30,952
United Therapeutics Corp.(1)	1,068	341,813
Vaxcyte, Inc.(1)	1,236	90,253
Vertex Pharmaceuticals, Inc.(1)	2,314	1,110,234
		9,315,070
Broadline Retail — 4.1%
Amazon.com, Inc.(1)	79,903	16,961,809
Coupang, Inc.(1)	20,300	481,110
Dillard's, Inc., Class A(2)	112	43,578
eBay, Inc.	13,321	862,402
MercadoLibre, Inc.(1)	555	1,177,638
Ollie's Bargain Outlet Holdings, Inc.(1)	932	96,471
		19,623,008
Building Products — 0.9%
A.O. Smith Corp.	2,249	149,514
AAON, Inc.	1,765	135,552
Advanced Drainage Systems, Inc.	2,088	232,582
Allegion PLC	879	113,136
Armstrong World Industries, Inc.	1,619	248,776
AZEK Co., Inc.(1)	1,302	60,999
Builders FirstSource, Inc.(1)	1,953	271,447
Carlisle Cos., Inc.	1,352	460,707
Carrier Global Corp.	3,760	243,648
CSW Industrials, Inc.	210	64,279
Fortune Brands Innovations, Inc.	1,199	77,599
Johnson Controls International PLC	2,235	191,450
Lennox International, Inc.	808	485,648
Masco Corp.	1,060	79,691
Owens Corning	2,671	411,441
Simpson Manufacturing Co., Inc.	874	143,686
Trane Technologies PLC	1,681	594,570
Trex Co., Inc.(1)	2,970	183,219
UFP Industries, Inc.	1,884	201,588
Zurn Elkay Water Solutions Corp.	1,937	68,628
		4,418,160
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	38	6,492
Ameriprise Financial, Inc.	2,384	1,280,923
ARES Management Corp., Class A	614	104,957
Bank of New York Mellon Corp.	10,986	977,205
Blackrock, Inc.	930	909,335
Blackstone, Inc.	3,091	498,146
Blue Owl Capital, Inc.	1,114	23,984
Carlyle Group, Inc.	2,511	125,148
Cboe Global Markets, Inc.	762	160,630
Charles Schwab Corp.	13,332	1,060,294
87

Avantis U.S. Large Cap Equity ETF
	Shares	Value
CME Group, Inc.	2,664	$676,043
Coinbase Global, Inc., Class A(1)	1,542	332,486
Evercore, Inc., Class A	554	133,957
FactSet Research Systems, Inc.	421	194,393
Franklin Resources, Inc.	2,750	55,687
Freedom Holding Corp.(1)	136	20,002
Goldman Sachs Group, Inc.	3,244	2,018,709
Hamilton Lane, Inc., Class A	662	103,484
Houlihan Lokey, Inc.	570	98,809
Interactive Brokers Group, Inc., Class A	675	137,970
Intercontinental Exchange, Inc.	1,861	322,381
Invesco Ltd.	5,545	96,428
Janus Henderson Group PLC	2,034	85,835
Jefferies Financial Group, Inc.	4,562	302,004
KKR & Co., Inc.	4,769	646,629
Lazard, Inc.	1,039	52,106
LPL Financial Holdings, Inc.	2,087	775,821
MarketAxess Holdings, Inc.	764	147,292
Moody's Corp.	1,061	534,680
Morgan Stanley	12,773	1,700,214
Morningstar, Inc.	119	37,333
MSCI, Inc.	366	216,127
Nasdaq, Inc.	1,426	118,044
Northern Trust Corp.	5,355	590,228
PJT Partners, Inc., Class A	2	319
Raymond James Financial, Inc.	4,078	630,744
Robinhood Markets, Inc., Class A(1)	8,308	416,231
S&P Global, Inc.	850	453,679
SEI Investments Co.	2,099	168,025
State Street Corp.	4,896	485,830
StepStone Group, Inc., Class A	6	361
Stifel Financial Corp.	2,067	219,495
T. Rowe Price Group, Inc.	4,240	448,253
TPG, Inc.	128	7,060
Tradeweb Markets, Inc., Class A	781	105,724
Virtu Financial, Inc., Class A	182	6,654
		17,486,151
Chemicals — 1.4%
Air Products & Chemicals, Inc.	3,022	955,405
Albemarle Corp.	1,016	78,262
Arcadium Lithium PLC(1)	535	3,124
Axalta Coating Systems Ltd.(1)	4,457	161,388
CF Industries Holdings, Inc.	5,516	446,906
Corteva, Inc.	6,970	438,971
Dow, Inc.	14,414	549,318
DuPont de Nemours, Inc.	3,707	303,121
Eastman Chemical Co.	1,990	194,722
Ecolab, Inc.	1,203	323,619
Element Solutions, Inc.	149	3,890
FMC Corp.	3,533	130,368
International Flavors & Fragrances, Inc.	3,152	257,865
Linde PLC	2,227	1,040,120
LyondellBasell Industries NV, Class A	6,222	478,036
Mosaic Co.	7,830	187,294
88

Avantis U.S. Large Cap Equity ETF
	Shares	Value
PPG Industries, Inc.	1,947	$220,439
RPM International, Inc.	2,119	262,523
Sherwin-Williams Co.	1,688	611,512
Westlake Corp.	815	91,525
		6,738,408
Commercial Services and Supplies — 0.6%
Casella Waste Systems, Inc., Class A(1)	481	53,882
Cintas Corp.	2,571	533,482
Clean Harbors, Inc.(1)	725	154,824
Copart, Inc.(1)	8,625	472,650
MSA Safety, Inc.	386	63,188
Republic Services, Inc.	777	184,165
Rollins, Inc.	2,467	129,246
Veralto Corp.	2,428	242,217
Waste Connections, Inc.	1,033	196,022
Waste Management, Inc.	2,702	628,972
		2,658,648
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	9,098	846,569
Ciena Corp.(1)	2,673	212,691
Cisco Systems, Inc.	25,559	1,638,588
F5, Inc.(1)	630	184,231
Juniper Networks, Inc.	2,527	91,477
Motorola Solutions, Inc.	2,120	933,266
Ubiquiti, Inc.	125	42,711
		3,949,533
Construction and Engineering — 0.4%
AECOM	1,045	104,552
API Group Corp.(1)	125	4,909
Comfort Systems USA, Inc.	1,101	400,026
Dycom Industries, Inc.(1)	240	39,326
EMCOR Group, Inc.	1,439	588,421
Fluor Corp.(1)	1,963	74,653
IES Holdings, Inc.(1)	43	7,668
MasTec, Inc.(1)	896	117,009
Quanta Services, Inc.	1,289	334,663
Sterling Infrastructure, Inc.(1)	18	2,290
Valmont Industries, Inc.	650	226,441
WillScot Holdings Corp.(1)	1,599	52,687
		1,952,645
Construction Materials — 0.4%
CRH PLC	6,593	675,914
Eagle Materials, Inc.	1,154	261,046
Knife River Corp.(1)	764	73,100
Martin Marietta Materials, Inc.	947	457,534
Vulcan Materials Co.	875	216,396
		1,683,990
Consumer Finance — 1.2%
Ally Financial, Inc.	7,334	272,091
American Express Co.	6,994	2,104,914
Capital One Financial Corp.	5,564	1,115,860
Credit Acceptance Corp.(1)	77	37,914
Discover Financial Services	5,402	1,054,416
OneMain Holdings, Inc.	4,313	231,781
89

Avantis U.S. Large Cap Equity ETF
	Shares	Value
SLM Corp.	8,257	$249,279
SoFi Technologies, Inc.(1)	15,031	217,499
Synchrony Financial	11,864	719,907
Upstart Holdings, Inc.(1)	295	19,668
		6,023,329
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.(1)	4,294	434,811
Casey's General Stores, Inc.	996	412,553
Costco Wholesale Corp.	2,967	3,111,226
Dollar General Corp.	3,835	284,480
Dollar Tree, Inc.(1)	5,006	364,737
Kroger Co.	16,800	1,088,976
Maplebear, Inc.(1)	1,768	72,647
Performance Food Group Co.(1)	3,136	266,999
Sprouts Farmers Market, Inc.(1)	3,687	547,151
Sysco Corp.	4,536	342,649
Target Corp.	9,264	1,150,959
U.S. Foods Holding Corp.(1)	923	66,161
Walgreens Boots Alliance, Inc.	858	9,163
Walmart, Inc.	36,286	3,578,163
		11,730,675
Containers and Packaging — 0.6%
Amcor PLC	9,580	96,949
AptarGroup, Inc.	1,560	228,930
Avery Dennison Corp.	804	151,128
Ball Corp.	4,355	229,465
Berry Global Group, Inc.	785	56,653
Crown Holdings, Inc.	1,108	99,310
Graphic Packaging Holding Co.	10,366	276,565
International Paper Co.	10,263	578,320
Packaging Corp. of America	2,419	515,465
Silgan Holdings, Inc.	373	20,258
Smurfit WestRock PLC	9,054	471,442
		2,724,485
Distributors — 0.1%
Genuine Parts Co.	2,162	269,991
LKQ Corp.	1,058	44,637
Pool Corp.	961	333,467
		648,095
Diversified Consumer Services — 0.1%
ADT, Inc.	3,463	28,362
Duolingo, Inc.(1)	245	76,457
H&R Block, Inc.	2,311	125,973
Service Corp. International	1,417	114,777
Stride, Inc.(1)	256	35,021
		380,590
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	99,442	2,725,705
Frontier Communications Parent, Inc.(1)	6,799	244,696
Liberty Global Ltd., Class A(1)	38	439
Liberty Global Ltd., Class C(1)	30	364
Verizon Communications, Inc.	53,522	2,306,798
		5,278,002
90

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Electric Utilities — 1.5%
Alliant Energy Corp.	2,462	$158,873
American Electric Power Co., Inc.	6,766	717,534
Constellation Energy Corp.	2,250	563,726
Duke Energy Corp.	5,881	690,959
Edison International	5,818	316,732
Entergy Corp.	7,918	691,321
Evergy, Inc.	3,879	267,302
Eversource Energy	1,543	97,224
Exelon Corp.	12,962	572,920
FirstEnergy Corp.	2,085	80,835
IDACORP, Inc.	469	55,300
NextEra Energy, Inc.	4,544	318,853
NRG Energy, Inc.	2,553	269,878
OGE Energy Corp.	4,333	200,531
PG&E Corp.	30,059	491,164
Pinnacle West Capital Corp.	2,530	234,126
PPL Corp.	9,458	333,016
Southern Co.	7,219	648,194
Xcel Energy, Inc.	8,598	619,916
		7,328,404
Electrical Equipment — 0.7%
Acuity Brands, Inc.	691	205,317
AMETEK, Inc.	1,457	275,810
Bloom Energy Corp., Class A(1)	240	5,765
Eaton Corp. PLC	1,776	520,936
Emerson Electric Co.	2,254	274,109
GE Vernova, Inc.	2,043	684,773
Generac Holdings, Inc.(1)	1,346	183,258
Hubbell, Inc.	414	153,838
NEXTracker, Inc., Class A(1)	3,792	166,924
nVent Electric PLC	1,200	72,408
Rockwell Automation, Inc.	588	168,844
Vertiv Holdings Co., Class A	5,356	509,730
		3,221,712
Electronic Equipment, Instruments and Components — 0.9%
Amphenol Corp., Class A	8,510	566,766
Arrow Electronics, Inc.(1)	2,036	220,030
Badger Meter, Inc.	406	85,394
CDW Corp.	1,268	225,958
Cognex Corp.	1,636	53,661
Coherent Corp.(1)	102	7,669
Corning, Inc.	8,724	437,509
Fabrinet(1)	646	129,232
Flex Ltd.(1)	14,555	551,489
Jabil, Inc.	3,872	599,850
Keysight Technologies, Inc.(1)	1,868	298,002
TD SYNNEX Corp.	1,359	186,849
TE Connectivity PLC	4,869	749,972
Teledyne Technologies, Inc.(1)	332	170,987
Trimble, Inc.(1)	1,807	130,068
Zebra Technologies Corp., Class A(1)	356	112,158
		4,525,594
91

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Energy Equipment and Services — 0.5%
Baker Hughes Co.	21,052	$938,709
Halliburton Co.	20,305	535,443
Schlumberger NV	10,285	428,473
TechnipFMC PLC	14,167	417,076
		2,319,701
Entertainment — 1.2%
Electronic Arts, Inc.	1,861	240,292
Liberty Media Corp.-Liberty Formula One, Class A(1)	102	9,090
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,865	179,842
Liberty Media Corp.-Liberty Live, Class A(1)	766	54,784
Liberty Media Corp.-Liberty Live, Class C(1)	1,805	132,433
Live Nation Entertainment, Inc.(1)	1,076	154,255
Netflix, Inc.(1)	3,006	2,947,564
ROBLOX Corp., Class A(1)	1,330	84,641
Roku, Inc.(1)	1,974	164,849
Take-Two Interactive Software, Inc.(1)	811	171,916
TKO Group Holdings, Inc.(1)	175	26,362
Walt Disney Co.	10,753	1,223,692
Warner Bros Discovery, Inc.(1)	24,276	278,203
		5,667,923
Financial Services — 3.4%
Affirm Holdings, Inc.(1)	2,501	160,439
Apollo Global Management, Inc.	5,565	830,688
Berkshire Hathaway, Inc., Class B(1)	7,384	3,794,121
Block, Inc.(1)	4,365	285,034
Corebridge Financial, Inc.	8,710	302,063
Corpay, Inc.(1)	520	190,866
Equitable Holdings, Inc.	9,572	526,651
Essent Group Ltd.	2,525	145,490
Fidelity National Information Services, Inc.	2,992	212,791
Fiserv, Inc.(1)	1,775	418,350
Global Payments, Inc.	529	55,693
Jack Henry & Associates, Inc.	1,103	191,470
Jackson Financial, Inc., Class A	3,010	275,806
Mastercard, Inc., Class A	5,805	3,345,480
MGIC Investment Corp.	7,837	192,869
Mr. Cooper Group, Inc.(1)	1,018	114,393
PayPal Holdings, Inc.(1)	12,734	904,751
Shift4 Payments, Inc., Class A(1)	719	71,001
Toast, Inc., Class A(1)	2,495	96,307
Visa, Inc., Class A	11,651	4,225,934
Voya Financial, Inc.	1,805	130,429
WEX, Inc.(1)	296	46,502
		16,517,128
Food Products — 0.6%
Archer-Daniels-Midland Co.	9,883	466,478
Bunge Global SA	4,260	316,049
Freshpet, Inc.(1)	484	51,803
General Mills, Inc.	2,308	139,911
Hershey Co.	2,340	404,141
Hormel Foods Corp.	2,829	80,994
Ingredion, Inc.	2,343	306,019
Kellanova	1,680	139,272
92

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Kraft Heinz Co.	7,043	$216,291
Lamb Weston Holdings, Inc.	2,187	113,440
McCormick & Co., Inc.	768	63,444
Mondelez International, Inc., Class A	6,392	410,558
Pilgrim's Pride Corp.(1)	1,427	77,615
Tyson Foods, Inc., Class A	3,594	220,456
WK Kellogg Co.	53	1,050
		3,007,521
Gas Utilities — 0.1%
Atmos Energy Corp.	1,700	258,621
National Fuel Gas Co.	1,240	93,248
UGI Corp.	1,586	54,178
		406,047
Ground Transportation — 1.5%
CSX Corp.	36,242	1,160,106
JB Hunt Transport Services, Inc.	2,158	347,848
Knight-Swift Transportation Holdings, Inc.	2,717	137,045
Landstar System, Inc.	1,077	171,028
Norfolk Southern Corp.	4,304	1,057,708
Old Dominion Freight Line, Inc.	3,501	617,927
Ryder System, Inc.	1,557	256,080
Saia, Inc.(1)	817	334,512
Uber Technologies, Inc.(1)	6,848	520,516
U-Haul Holding Co.(1)	50	3,463
U-Haul Holding Co.	1,882	115,837
Union Pacific Corp.	9,369	2,311,239
XPO, Inc.(1)	1,236	151,979
		7,185,288
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	8,733	1,205,241
Align Technology, Inc.(1)	856	160,098
Baxter International, Inc.	2,462	84,964
Becton Dickinson & Co.	1,077	242,896
Boston Scientific Corp.(1)	6,138	637,063
Cooper Cos., Inc.(1)	1,978	178,772
Dexcom, Inc.(1)	3,635	321,225
Edwards Lifesciences Corp.(1)	6,150	440,463
Envista Holdings Corp.(1)	5	100
GE HealthCare Technologies, Inc.	1,723	150,504
Globus Medical, Inc., Class A(1)	2,101	168,752
Hologic, Inc.(1)	1,834	116,257
IDEXX Laboratories, Inc.(1)	1,209	528,466
Insulet Corp.(1)	574	156,283
Intuitive Surgical, Inc.(1)	1,574	902,138
Lantheus Holdings, Inc.(1)	2,865	268,794
Masimo Corp.(1)	856	161,587
Medtronic PLC	6,334	582,855
Merit Medical Systems, Inc.(1)	825	84,183
Penumbra, Inc.(1)	267	76,212
ResMed, Inc.	1,423	332,299
Solventum Corp.(1)	11	877
STERIS PLC	787	172,558
Stryker Corp.	1,440	556,114
Teleflex, Inc.	548	72,747
93

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Zimmer Biomet Holdings, Inc.	2,088	$217,820
		7,819,268
Health Care Providers and Services — 1.2%
Cardinal Health, Inc.	1,283	166,123
Cencora, Inc.	1,771	449,019
Centene Corp.(1)	6,162	358,382
Chemed Corp.	179	107,543
Cigna Group	974	300,820
CVS Health Corp.	3,669	241,127
DaVita, Inc.(1)	428	63,293
Elevance Health, Inc.	1,521	603,655
Encompass Health Corp.	1,401	140,296
Ensign Group, Inc.	1,326	171,253
HCA Healthcare, Inc.	748	229,112
HealthEquity, Inc.(1)	390	42,806
Henry Schein, Inc.(1)	4	289
Hims & Hers Health, Inc.(1)	724	32,645
Humana, Inc.	793	214,443
Labcorp Holdings, Inc.	735	184,514
McKesson Corp.	523	334,856
Molina Healthcare, Inc.(1)	945	284,559
Quest Diagnostics, Inc.	347	59,996
Tenet Healthcare Corp.(1)	617	78,106
UnitedHealth Group, Inc.	2,626	1,247,245
Universal Health Services, Inc., Class B	1,416	248,154
		5,558,236
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	1,735	122,317
Veeva Systems, Inc., Class A(1)	1,220	273,451
		395,768
Hotels, Restaurants and Leisure — 2.1%
Airbnb, Inc., Class A(1)	2,549	353,980
Aramark	219	8,114
Booking Holdings, Inc.	119	596,905
Boyd Gaming Corp.	2,360	179,974
Brinker International, Inc.(1)	383	63,130
Carnival Corp.(1)	24,960	597,293
Chipotle Mexican Grill, Inc.(1)	20,645	1,114,211
Choice Hotels International, Inc.	529	75,800
Churchill Downs, Inc.	810	95,985
Darden Restaurants, Inc.	2,647	530,618
Domino's Pizza, Inc.	168	82,271
DoorDash, Inc., Class A(1)	1,959	388,744
DraftKings, Inc., Class A(1)	970	42,544
Dutch Bros, Inc., Class A(1)	1,763	139,559
Expedia Group, Inc.(1)	1,249	247,252
Flutter Entertainment PLC(1)	375	105,221
Hilton Worldwide Holdings, Inc.	1,075	284,832
Hyatt Hotels Corp., Class A	15	2,114
Las Vegas Sands Corp.	10,426	466,146
Life Time Group Holdings, Inc.(1)	313	9,534
Light & Wonder, Inc., Class A(1)	746	83,164
Marriott International, Inc., Class A	936	262,501
McDonald's Corp.	2,662	820,774
94

Avantis U.S. Large Cap Equity ETF
	Shares	Value
MGM Resorts International(1)	1,505	$52,314
Norwegian Cruise Line Holdings Ltd.(1)	16,769	380,992
Planet Fitness, Inc., Class A(1)	573	53,031
Royal Caribbean Cruises Ltd.	6,009	1,478,815
Starbucks Corp.	4,713	545,813
Texas Roadhouse, Inc.	2,256	415,307
Vail Resorts, Inc.	414	65,822
Wingstop, Inc.	165	38,739
Wyndham Hotels & Resorts, Inc.	835	90,456
Wynn Resorts Ltd.	394	35,192
Yum! Brands, Inc.	1,358	212,350
		9,919,497
Household Durables — 0.7%
DR Horton, Inc.	3,372	427,603
Garmin Ltd.	2,057	470,909
Lennar Corp., B Shares	172	19,900
Lennar Corp., Class A	4,946	591,690
Meritage Homes Corp.	16	1,160
Mohawk Industries, Inc.(1)	1,365	160,510
NVR, Inc.(1)	51	369,525
PulteGroup, Inc.	4,488	463,521
SharkNinja, Inc.(1)	873	91,744
Somnigroup International, Inc.	2,212	141,303
Taylor Morrison Home Corp.(1)	1,627	100,288
Toll Brothers, Inc.	2,819	314,713
TopBuild Corp.(1)	311	95,287
		3,248,153
Household Products — 0.9%
Church & Dwight Co., Inc.	2,246	249,755
Clorox Co.	1,800	281,502
Colgate-Palmolive Co.	9,181	837,032
Kimberly-Clark Corp.	4,901	695,991
Procter & Gamble Co.	11,726	2,038,448
		4,102,728
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	22,436	260,033
Talen Energy Corp.(1)	1,663	345,821
Vistra Corp.	4,044	540,521
		1,146,375
Industrial Conglomerates — 0.3%
3M Co.	6,105	947,008
Honeywell International, Inc.	3,342	711,478
		1,658,486
Insurance — 4.0%
Aflac, Inc.	8,260	904,222
Allstate Corp.	5,168	1,029,207
American Financial Group, Inc.	2,180	275,290
American International Group, Inc.	12,712	1,054,333
Aon PLC, Class A	1,245	509,354
Arch Capital Group Ltd.	7,148	664,121
Arthur J Gallagher & Co.	875	295,523
Assurant, Inc.	1,649	342,811
Assured Guaranty Ltd.	40	3,493
Axis Capital Holdings Ltd.	3,010	291,609
95

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Brown & Brown, Inc.	711	$84,282
Chubb Ltd.	3,534	1,008,886
Cincinnati Financial Corp.	2,225	328,877
CNA Financial Corp.	317	15,524
Erie Indemnity Co., Class A	280	119,860
Everest Group Ltd.	974	344,036
Fidelity National Financial, Inc.	7,606	490,815
First American Financial Corp.	1,832	120,344
Globe Life, Inc.	3,043	387,770
Hanover Insurance Group, Inc.	114	19,440
Hartford Insurance Group, Inc.	7,791	921,520
Kinsale Capital Group, Inc.	573	247,450
Lincoln National Corp.	1,573	61,347
Loews Corp.	3,560	308,545
Markel Group, Inc.(1)	364	703,772
Marsh & McLennan Cos., Inc.	1,817	432,155
MetLife, Inc.	10,863	936,173
Old Republic International Corp.	5,381	207,222
Primerica, Inc.	1,221	354,090
Principal Financial Group, Inc.	4,523	402,728
Progressive Corp.	9,030	2,546,460
Prudential Financial, Inc.	7,200	828,720
Reinsurance Group of America, Inc.	1,476	299,170
RenaissanceRe Holdings Ltd.	1,543	366,648
RLI Corp.	1,650	125,549
Ryan Specialty Holdings, Inc.	738	51,653
Travelers Cos., Inc.	5,134	1,327,088
Unum Group	5,110	420,502
W.R. Berkley Corp.	5,676	358,042
Willis Towers Watson PLC	491	166,768
		19,355,399
Interactive Media and Services — 5.7%
Alphabet, Inc., Class A	43,880	7,471,886
Alphabet, Inc., Class C	35,702	6,148,598
Match Group, Inc.	1,424	45,155
Meta Platforms, Inc., Class A	20,405	13,634,621
Pinterest, Inc., Class A(1)	3,374	124,771
Reddit, Inc., Class A(1)	765	123,762
Snap, Inc., Class A(1)	2,433	24,938
		27,573,731
IT Services — 1.3%
Accenture PLC, Class A	4,396	1,532,006
Akamai Technologies, Inc.(1)	1,834	147,967
Amdocs Ltd.	1,339	116,828
Cloudflare, Inc., Class A(1)	2,012	292,344
Cognizant Technology Solutions Corp., Class A	6,941	578,394
EPAM Systems, Inc.(1)	889	183,258
Gartner, Inc.(1)	803	400,151
Globant SA(1)	387	58,255
GoDaddy, Inc., Class A(1)	2,036	365,462
International Business Machines Corp.	6,430	1,623,189
Kyndryl Holdings, Inc.(1)	9,817	373,831
MongoDB, Inc.(1)	495	132,378
Snowflake, Inc., Class A(1)	1,968	348,533
96

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Twilio, Inc., Class A(1)	1,754	$210,357
VeriSign, Inc.(1)	568	135,116
		6,498,069
Leisure Products — 0.0%
Mattel, Inc.(1)	9,298	198,047
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	2,208	282,447
Avantor, Inc.(1)	18	301
Bio-Rad Laboratories, Inc., Class A(1)	222	58,866
Bio-Techne Corp.	1,294	79,904
Bruker Corp.	1,438	67,902
Charles River Laboratories International, Inc.(1)	267	44,138
Danaher Corp.	2,435	505,896
Illumina, Inc.(1)	1,273	112,966
IQVIA Holdings, Inc.(1)	819	154,627
Medpace Holdings, Inc.(1)	306	100,160
Mettler-Toledo International, Inc.(1)	104	132,363
Repligen Corp.(1)	249	39,656
Revvity, Inc.	822	92,187
Thermo Fisher Scientific, Inc.	1,200	634,752
Waters Corp.(1)	654	246,780
West Pharmaceutical Services, Inc.	818	190,054
		2,742,999
Machinery — 2.4%
AGCO Corp.	1,940	188,122
Allison Transmission Holdings, Inc.	959	97,578
Caterpillar, Inc.	6,774	2,329,917
Chart Industries, Inc.(1)	169	32,203
Crane Co.	389	63,403
Cummins, Inc.	1,999	735,992
Deere & Co.	4,112	1,977,009
Donaldson Co., Inc.	3,527	243,681
Dover Corp.	903	179,489
Esab Corp.	407	50,997
Federal Signal Corp.	923	75,022
Flowserve Corp.	1,805	99,347
Fortive Corp.	923	73,415
Gates Industrial Corp. PLC(1)	337	7,293
Graco, Inc.	2,968	258,424
IDEX Corp.	493	95,805
Illinois Tool Works, Inc.	2,384	629,328
Ingersoll Rand, Inc.	2,193	185,923
ITT, Inc.	1,163	164,262
JBT Marel Corp.	771	101,772
Lincoln Electric Holdings, Inc.	1,311	270,971
Middleby Corp.(1)	713	117,937
Mueller Industries, Inc.	3,647	292,417
Oshkosh Corp.	968	99,026
Otis Worldwide Corp.	1,930	192,575
PACCAR, Inc.	10,562	1,132,669
Parker-Hannifin Corp.	690	461,272
Pentair PLC	771	72,628
RBC Bearings, Inc.(1)	231	82,975
Snap-on, Inc.	1,189	405,651
97

Avantis U.S. Large Cap Equity ETF
	Shares	Value
SPX Technologies, Inc.(1)	439	$63,940
Symbotic, Inc.(1)	90	2,043
Toro Co.	1,906	152,880
Watts Water Technologies, Inc., Class A	357	76,605
Westinghouse Air Brake Technologies Corp.	947	175,536
Xylem, Inc.	1,430	187,173
		11,375,280
Marine Transportation — 0.0%
Kirby Corp.(1)	1,324	137,987
Media — 0.7%
Charter Communications, Inc., Class A(1)	688	250,136
Comcast Corp., Class A	46,814	1,679,686
EchoStar Corp., Class A(1)	4,754	148,467
Fox Corp., Class A	4,333	249,581
Fox Corp., Class B	2,333	126,145
Liberty Broadband Corp., Class A(1)	139	11,333
Liberty Broadband Corp., Class C(1)	1,842	151,523
New York Times Co., Class A	2,551	122,677
News Corp., Class A	4,656	133,255
News Corp., Class B	1,171	37,800
Omnicom Group, Inc.	668	55,284
Paramount Global, Class B	12,428	141,182
Trade Desk, Inc., Class A(1)	1,962	137,968
		3,245,037
Metals and Mining — 0.7%
Alcoa Corp.	3,548	117,971
ATI, Inc.(1)	4,674	271,840
Carpenter Technology Corp.	1,153	238,752
Commercial Metals Co.	9	436
Freeport-McMoRan, Inc.	20,190	745,213
Newmont Corp.	2,339	100,203
Nucor Corp.	4,846	666,179
Reliance, Inc.	1,061	315,287
Royal Gold, Inc.	1,052	154,644
Steel Dynamics, Inc.	4,080	551,085
U.S. Steel Corp.	3,267	131,399
		3,293,009
Multi-Utilities — 0.6%
Ameren Corp.	3,905	396,592
CenterPoint Energy, Inc.	5,484	188,540
CMS Energy Corp.	4,334	316,599
Consolidated Edison, Inc.	4,005	406,587
Dominion Energy, Inc.	7,776	440,277
DTE Energy Co.	2,636	352,433
NiSource, Inc.	3,624	147,895
Public Service Enterprise Group, Inc.	4,593	372,722
Sempra	3,554	254,360
WEC Energy Group, Inc.	1,826	194,816
		3,070,821
Oil, Gas and Consumable Fuels — 5.5%
Antero Midstream Corp.	9,862	167,161
Antero Resources Corp.(1)	5,066	185,922
APA Corp.	7,471	154,650
Cheniere Energy, Inc.	5,386	1,231,024
98

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Chevron Corp.	19,251	$3,053,594
Chord Energy Corp.	1,865	213,169
Comstock Resources, Inc.(1)	154	2,769
ConocoPhillips	20,718	2,054,190
Coterra Energy, Inc.	19,146	516,751
Devon Energy Corp.	16,634	602,483
Diamondback Energy, Inc.	4,046	643,152
DT Midstream, Inc.	1,786	171,617
EOG Resources, Inc.	10,848	1,377,045
EQT Corp.	11,323	545,429
Expand Energy Corp.	4,234	418,658
Exxon Mobil Corp.	41,129	4,578,892
Hess Corp.	6,469	963,493
Hess Midstream LP, Class A	3,305	137,918
HF Sinclair Corp.	4,221	148,875
Kinder Morgan, Inc.	19,102	517,664
Kinetik Holdings, Inc.	28	1,633
Marathon Petroleum Corp.	6,272	941,929
Matador Resources Co.	4,014	210,093
Occidental Petroleum Corp.	13,585	663,491
ONEOK, Inc.	11,442	1,148,662
Ovintiv, Inc.	8,574	372,626
Permian Resources Corp.	18,463	260,144
Phillips 66	6,231	808,098
Range Resources Corp.	6,340	235,341
Targa Resources Corp.	6,389	1,288,789
Texas Pacific Land Corp.	444	634,010
Valero Energy Corp.	5,011	655,088
Viper Energy, Inc.	1,411	65,710
Williams Cos., Inc.	25,350	1,474,863
		26,444,933
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	2,581	257,248
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	5,120	370,074
American Airlines Group, Inc.(1)	3,277	47,025
Delta Air Lines, Inc.	18,151	1,091,238
Joby Aviation, Inc.(1)	5,844	40,908
Southwest Airlines Co.	10,275	319,142
United Airlines Holdings, Inc.(1)	10,845	1,017,369
		2,885,756
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	743	54,447
Estee Lauder Cos., Inc., Class A	1,530	110,022
Kenvue, Inc.	13,990	330,164
		494,633
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co.	15,810	942,592
Corcept Therapeutics, Inc.(1)	492	29,805
Elanco Animal Health, Inc.(1)	3,128	34,940
Eli Lilly & Co.	4,632	4,264,358
Intra-Cellular Therapies, Inc.(1)	833	106,791
Jazz Pharmaceuticals PLC(1)	1,774	254,622
Johnson & Johnson	17,951	2,962,274
99

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Merck & Co., Inc.	15,327	$1,413,916
Pfizer, Inc.	27,148	717,522
Royalty Pharma PLC, Class A	4,360	146,670
Viatris, Inc.	33,503	309,233
Zoetis, Inc.	5,397	902,594
		12,085,317
Professional Services — 1.0%
Amentum Holdings, Inc.(1)	129	2,534
Automatic Data Processing, Inc.	6,036	1,902,427
Booz Allen Hamilton Holding Corp.	991	105,105
Broadridge Financial Solutions, Inc.	913	220,234
Equifax, Inc.	387	94,892
ExlService Holdings, Inc.(1)	1,808	87,598
FTI Consulting, Inc.(1)	372	61,603
Genpact Ltd.	2,741	145,876
Jacobs Solutions, Inc.	329	42,148
KBR, Inc.	782	38,341
Leidos Holdings, Inc.	595	77,332
Parsons Corp.(1)	346	20,144
Paychex, Inc.	4,798	727,713
Paycom Software, Inc.	1,739	381,658
Paylocity Holding Corp.(1)	585	119,510
Robert Half, Inc.	3,010	177,861
SS&C Technologies Holdings, Inc.	633	56,369
TransUnion	715	66,087
UL Solutions, Inc., Class A	429	22,819
Verisk Analytics, Inc.	1,998	593,226
		4,943,477
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,348	333,275
CoStar Group, Inc.(1)	2,690	205,112
Jones Lang LaSalle, Inc.(1)	697	189,507
Landbridge Co. LLC, Class A	27	1,868
Zillow Group, Inc., Class A(1)	374	27,822
Zillow Group, Inc., Class C(1)	1,372	105,178
		862,762
Semiconductors and Semiconductor Equipment — 8.6%
Advanced Micro Devices, Inc.(1)	11,309	1,129,317
Amkor Technology, Inc.	4,261	89,907
Analog Devices, Inc.	3,445	792,557
Applied Materials, Inc.	9,164	1,448,553
Astera Labs, Inc.(1)	1,125	83,644
Broadcom, Inc.	32,228	6,427,230
Credo Technology Group Holding Ltd.(1)	12	662
Entegris, Inc.	878	88,871
First Solar, Inc.(1)	2,461	335,139
GLOBALFOUNDRIES, Inc.(1)	565	21,905
Intel Corp.	31,883	756,584
KLA Corp.	1,498	1,061,842
Lam Research Corp.	22,548	1,730,334
Lattice Semiconductor Corp.(1)	829	51,680
MACOM Technology Solutions Holdings, Inc.(1)	426	49,271
Marvell Technology, Inc.	6,063	556,705
Microchip Technology, Inc.	3,645	214,545
100

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Micron Technology, Inc.	8,795	$823,476
Monolithic Power Systems, Inc.	363	221,797
NVIDIA Corp.	166,027	20,740,093
NXP Semiconductors NV	1,717	370,168
ON Semiconductor Corp.(1)	8,305	390,750
Onto Innovation, Inc.(1)	526	76,617
Qorvo, Inc.(1)	1,209	87,882
QUALCOMM, Inc.	11,508	1,808,712
Rambus, Inc.(1)	714	39,905
SiTime Corp.(1)	10	1,551
Skyworks Solutions, Inc.	4,294	286,238
Teradyne, Inc.	2,299	252,568
Texas Instruments, Inc.	6,407	1,255,708
Universal Display Corp.	505	77,578
		41,271,789
Software — 8.3%
ACI Worldwide, Inc.(1)	18	1,032
Adobe, Inc.(1)	3,070	1,346,379
ANSYS, Inc.(1)	618	205,949
Appfolio, Inc., Class A(1)	201	43,115
AppLovin Corp., Class A(1)	2,604	848,227
Aspen Technology, Inc.(1)	295	78,249
Atlassian Corp., Class A(1)	1,073	305,011
Aurora Innovation, Inc.(1)	12,626	91,791
Autodesk, Inc.(1)	1,524	417,896
Bentley Systems, Inc., Class B	690	30,291
Bill Holdings, Inc.(1)	1,448	79,930
Cadence Design Systems, Inc.(1)	1,903	476,702
Commvault Systems, Inc.(1)	867	147,876
Confluent, Inc., Class A(1)	1,454	46,150
Crowdstrike Holdings, Inc., Class A(1)	1,576	614,104
Datadog, Inc., Class A(1)	2,047	238,578
DocuSign, Inc.(1)	2,944	244,852
Dolby Laboratories, Inc., Class A	604	49,292
Dropbox, Inc., Class A(1)	1,500	38,970
Dynatrace, Inc.(1)	2,045	117,076
Fair Isaac Corp.(1)	175	330,111
Fortinet, Inc.(1)	12,599	1,360,818
Gitlab, Inc., Class A(1)	917	55,213
Guidewire Software, Inc.(1)	228	45,901
HubSpot, Inc.(1)	354	256,292
Intuit, Inc.	1,923	1,180,414
Klaviyo, Inc., Class A(1)	619	24,339
Manhattan Associates, Inc.(1)	959	169,628
MARA Holdings, Inc.(1)(2)	4,586	63,837
Microsoft Corp.	52,145	20,701,043
MicroStrategy, Inc., Class A(1)	1,442	368,330
Nutanix, Inc., Class A(1)	1,724	132,558
Oracle Corp.	11,399	1,892,918
Palantir Technologies, Inc., Class A(1)	14,723	1,250,277
Palo Alto Networks, Inc.(1)	4,621	879,977
Pegasystems, Inc.	1,768	138,806
Procore Technologies, Inc.(1)	171	13,076
PTC, Inc.(1)	819	134,013
101

Avantis U.S. Large Cap Equity ETF
	Shares	Value
Roper Technologies, Inc.	746	$436,037
Rubrik, Inc., Class A(1)	508	33,081
Salesforce, Inc.	6,482	1,930,664
Samsara, Inc., Class A(1)	1,473	70,233
SentinelOne, Inc., Class A(1)	2,504	51,658
ServiceNow, Inc.(1)	1,433	1,332,346
SPS Commerce, Inc.(1)	303	40,360
Synopsys, Inc.(1)	1,077	492,491
Tyler Technologies, Inc.(1)	314	191,047
UiPath, Inc., Class A(1)	3,720	45,756
Vertex, Inc., Class A(1)	593	19,148
Workday, Inc., Class A(1)	1,463	385,266
Workiva, Inc.(1)	83	7,264
Zoom Communications, Inc., Class A(1)	2,999	221,026
Zscaler, Inc.(1)	680	133,436
		39,808,834
Specialized REITs — 0.0%
Millrose Properties, Inc., Class A(1)	2,678	61,219
Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A(1)	1,993	205,259
Asbury Automotive Group, Inc.(1)	152	40,797
AutoNation, Inc.(1)	359	65,471
AutoZone, Inc.(1)	68	237,525
Bath & Body Works, Inc.	1,042	37,752
Best Buy Co., Inc.	6,278	564,455
Burlington Stores, Inc.(1)	2,062	514,118
CarMax, Inc.(1)	3,880	321,924
Carvana Co.(1)	1,464	341,258
Chewy, Inc., Class A(1)	3,630	135,254
Dick's Sporting Goods, Inc.	1,847	415,760
Floor & Decor Holdings, Inc., Class A(1)	2,271	219,447
GameStop Corp., Class A(1)	5,982	149,789
Gap, Inc.	9,279	209,798
Group 1 Automotive, Inc.	160	73,533
Home Depot, Inc.	7,044	2,793,650
Lithia Motors, Inc.	375	129,165
Lowe's Cos., Inc.	2,261	562,175
Murphy USA, Inc.	655	307,352
O'Reilly Automotive, Inc.(1)	268	368,136
Penske Automotive Group, Inc.	153	25,816
RH(1)	89	28,664
Ross Stores, Inc.	7,541	1,058,153
TJX Cos., Inc.	18,242	2,275,872
Tractor Supply Co.	14,638	810,213
Ulta Beauty, Inc.(1)	1,407	515,468
Wayfair, Inc., Class A(1)	284	11,232
Williams-Sonoma, Inc.	4,095	796,805
		13,214,841
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	110,884	26,816,186
Dell Technologies, Inc., Class C	2,138	219,701
Hewlett Packard Enterprise Co.	18,969	375,776
HP, Inc.	6,700	206,829
IonQ, Inc.(1)	2,263	55,602
102

Avantis U.S. Large Cap Equity ETF
	Shares	Value
NetApp, Inc.	2,494	$248,926
Pure Storage, Inc., Class A(1)	3,457	181,389
Sandisk Corp.(1)	796	37,324
Seagate Technology Holdings PLC	1,486	151,438
Super Micro Computer, Inc.(1)	3,554	147,349
Western Digital Corp.(1)	2,444	119,585
		28,560,105
Textiles, Apparel and Luxury Goods — 1.1%
Amer Sports, Inc.(1)	823	24,599
Birkenstock Holding PLC(1)	239	11,826
Crocs, Inc.(1)	2,185	217,560
Deckers Outdoor Corp.(1)	4,803	669,346
Levi Strauss & Co., Class A	2,927	52,598
Lululemon Athletica, Inc.(1)	3,185	1,164,468
NIKE, Inc., Class B	19,254	1,529,345
Ralph Lauren Corp.	1,348	365,497
Skechers USA, Inc., Class A(1)	3,219	196,327
Tapestry, Inc.	9,068	774,589
VF Corp.	16,940	422,314
		5,428,469
Tobacco — 0.3%
Altria Group, Inc.	7,321	408,878
Philip Morris International, Inc.	6,468	1,004,351
		1,413,229
Trading Companies and Distributors — 0.8%
Applied Industrial Technologies, Inc.	939	235,295
Fastenal Co.	10,270	777,747
Ferguson Enterprises, Inc.	502	89,105
FTAI Aviation Ltd.	3,162	406,981
Herc Holdings, Inc.	1,201	172,319
SiteOne Landscape Supply, Inc.(1)	465	58,734
United Rentals, Inc.	1,060	680,859
Watsco, Inc.	456	229,975
WESCO International, Inc.	1,632	294,527
WW Grainger, Inc.	944	964,022
		3,909,564
Water Utilities — 0.0%
American Water Works Co., Inc.	1,088	147,935
Essential Utilities, Inc.	880	33,423
		181,358
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	6,369	1,717,656
U.S. Cellular Corp.(1)	25	1,639
		1,719,295
TOTAL COMMON STOCKS (Cost $414,678,870)		480,941,997
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	725,812	725,812
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,598	13,598
TOTAL SHORT-TERM INVESTMENTS (Cost $739,410)		739,410
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $415,418,280)		481,681,407
OTHER ASSETS AND LIABILITIES — 0.1%		524,032
TOTAL NET ASSETS — 100.0%		$482,205,439
103

Avantis U.S. Large Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $139,467. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $144,421, which includes securities collateral of $130,823.

See Notes to Financial Statements.
104

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.3%
BWX Technologies, Inc.	123,188	$12,807,856
Huntington Ingalls Industries, Inc.	11,100	1,948,938
		14,756,794
Air Freight and Logistics — 1.9%
Expeditors International of Washington, Inc.	129,248	15,168,545
FedEx Corp.	165,628	43,543,601
United Parcel Service, Inc., Class B	429,120	51,078,154
		109,790,300
Automobile Components — 0.4%
Aptiv PLC(1)	24,528	1,597,263
Autoliv, Inc.	94,037	9,154,502
BorgWarner, Inc.	275,043	8,188,030
Lear Corp.	48,105	4,521,389
		23,461,184
Automobiles — 1.3%
Ford Motor Co.	2,945,997	28,134,271
General Motors Co.	923,493	45,371,211
Harley-Davidson, Inc.	74,581	1,921,207
		75,426,689
Banks — 6.0%
Bank OZK	76,047	3,651,016
Comerica, Inc.	23,476	1,510,211
East West Bancorp, Inc.	168,071	15,870,945
Fifth Third Bancorp	388,665	16,895,268
First Citizens BancShares, Inc., Class A	8,002	16,388,576
JPMorgan Chase & Co.	701,146	185,558,289
Wells Fargo & Co.	1,290,505	101,072,352
Western Alliance Bancorp	12,322	1,071,028
Zions Bancorp NA	188,788	10,202,103
		352,219,788
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	7,075	10,026,124
Molson Coors Beverage Co., Class B	120,341	7,375,700
National Beverage Corp.	7,370	293,547
		17,695,371
Biotechnology — 1.6%
Alkermes PLC(1)	27,442	942,084
Exelixis, Inc.(1)	51,388	1,988,202
Gilead Sciences, Inc.	817,704	93,471,744
		96,402,030
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	732,970	155,594,872
Coupang, Inc.(1)	352,177	8,346,595
Dillard's, Inc., Class A(2)	4,792	1,864,519
eBay, Inc.	414,759	26,851,498
Macy's, Inc.	248,009	3,558,929
MercadoLibre, Inc.(1)	1,378	2,923,937
		199,140,350
Building Products — 1.4%
A.O. Smith Corp.	5,619	373,551
AAON, Inc.	212	16,282
105

Avantis U.S. Large Cap Value ETF
	Shares	Value
Advanced Drainage Systems, Inc.	53,857	$5,999,131
Armstrong World Industries, Inc.	66,691	10,247,739
Carlisle Cos., Inc.	53,668	18,287,908
Lennox International, Inc.	23,026	13,839,777
Owens Corning	106,300	16,374,452
Trex Co., Inc.(1)	119,054	7,344,441
UFP Industries, Inc.	75,567	8,085,669
		80,568,950
Capital Markets — 2.4%
Ameriprise Financial, Inc.	93,029	49,984,482
Goldman Sachs Group, Inc.	19,375	12,056,869
Jefferies Financial Group, Inc.	2,621	173,510
LPL Financial Holdings, Inc.	46,433	17,261,003
Morgan Stanley	53,673	7,144,413
Northern Trust Corp.	198,309	21,857,618
Raymond James Financial, Inc.	123,559	19,110,871
T. Rowe Price Group, Inc.	147,296	15,572,133
		143,160,899
Chemicals — 1.4%
Cabot Corp.	52,504	4,515,344
CF Industries Holdings, Inc.	223,551	18,112,102
Dow, Inc.	541,772	20,646,931
FMC Corp.	95,570	3,526,533
LyondellBasell Industries NV, Class A	250,761	19,265,968
Mosaic Co.	114,378	2,735,922
NewMarket Corp.	6,465	3,685,761
Olin Corp.	115,124	2,922,998
RPM International, Inc.	53,702	6,653,141
Westlake Corp.	3,730	418,879
		82,483,579
Communications Equipment — 0.0%
Ubiquiti, Inc.	2,900	990,901
Construction and Engineering — 0.8%
Comfort Systems USA, Inc.	40,929	14,870,733
EMCOR Group, Inc.	57,148	23,368,389
IES Holdings, Inc.(1)	1,179	210,251
Sterling Infrastructure, Inc.(1)	7,417	943,517
Valmont Industries, Inc.	23,097	8,046,302
		47,439,192
Construction Materials — 0.2%
Eagle Materials, Inc.	45,786	10,357,251
Knife River Corp.(1)	31,067	2,972,491
		13,329,742
Consumer Finance — 1.7%
Ally Financial, Inc.	315,295	11,697,445
American Express Co.	69,215	20,830,946
Discover Financial Services	98,541	19,234,218
OneMain Holdings, Inc.	171,615	9,222,590
SLM Corp.	298,555	9,013,375
Synchrony Financial	476,469	28,912,139
		98,910,713
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	166,914	16,901,712
Casey's General Stores, Inc.	37,648	15,594,178
106

Avantis U.S. Large Cap Value ETF
	Shares	Value
Dollar General Corp.	6,090	$451,756
Dollar Tree, Inc.(1)	206,619	15,054,260
Kroger Co.	653,129	42,335,822
Sprouts Farmers Market, Inc.(1)	143,998	21,369,303
Target Corp.	342,739	42,581,893
Walmart, Inc.	31,355	3,091,917
		157,380,841
Containers and Packaging — 0.9%
Graphic Packaging Holding Co.	415,348	11,081,485
International Paper Co.	362,294	20,415,267
Packaging Corp. of America	90,014	19,181,083
Sonoco Products Co.	62,447	2,986,215
		53,664,050
Distributors — 0.2%
Pool Corp.	29,527	10,245,869
Diversified Consumer Services — 0.1%
Stride, Inc.(1)	31,508	4,310,294
Diversified Telecommunication Services — 3.3%
AT&T, Inc.	3,566,721	97,763,822
Frontier Communications Parent, Inc.(1)	229,191	8,248,584
Iridium Communications, Inc.	4,487	141,610
Verizon Communications, Inc.	1,985,720	85,584,532
		191,738,548
Electrical Equipment — 0.0%
Atkore, Inc.	13,121	806,941
NEXTracker, Inc., Class A(1)	38,339	1,687,683
		2,494,624
Electronic Equipment, Instruments and Components — 0.9%
Arrow Electronics, Inc.(1)	59,842	6,467,125
Flex Ltd.(1)	474,053	17,961,868
Insight Enterprises, Inc.(1)	33,597	5,169,907
Jabil, Inc.	141,787	21,965,642
		51,564,542
Energy Equipment and Services — 1.2%
Baker Hughes Co.	694,402	30,963,385
ChampionX Corp.	192,411	5,733,848
Halliburton Co.	528,852	13,945,827
Noble Corp. PLC	18,310	474,229
NOV, Inc.	68,071	1,015,619
Patterson-UTI Energy, Inc.	25,561	212,412
Schlumberger NV	3,658	152,392
TechnipFMC PLC	534,329	15,730,646
Weatherford International PLC	76,391	4,729,367
		72,957,725
Financial Services — 2.4%
Apollo Global Management, Inc.	10,593	1,581,217
Corebridge Financial, Inc.	320,725	11,122,743
Enact Holdings, Inc.	11,901	409,156
Equitable Holdings, Inc.	293,105	16,126,637
Essent Group Ltd.	29,581	1,704,457
Jackson Financial, Inc., Class A	119,511	10,950,793
MGIC Investment Corp.	321,695	7,916,914
PayPal Holdings, Inc.(1)	1,068	75,882
Radian Group, Inc.	2,419	79,609
107

Avantis U.S. Large Cap Value ETF
	Shares	Value
Visa, Inc., Class A	253,342	$91,889,677
		141,857,085
Food Products — 0.7%
Archer-Daniels-Midland Co.	265,776	12,544,627
Bunge Global SA	167,927	12,458,504
Flowers Foods, Inc.	7,082	132,717
Ingredion, Inc.	94,563	12,350,873
Lamb Weston Holdings, Inc.	59,839	3,103,849
Pilgrim's Pride Corp.(1)	56,927	3,096,260
		43,686,830
Ground Transportation — 4.2%
CSX Corp.	1,513,455	48,445,695
JB Hunt Transport Services, Inc.	93,986	15,149,603
Landstar System, Inc.	43,810	6,957,028
Lyft, Inc., Class A(1)	68,478	913,497
Norfolk Southern Corp.	167,207	41,091,120
Old Dominion Freight Line, Inc.	148,014	26,124,471
Ryder System, Inc.	63,008	10,362,926
Saia, Inc.(1)	27,649	11,320,607
Schneider National, Inc., Class B	2,967	78,269
U-Haul Holding Co.	18,886	1,162,433
Union Pacific Corp.	328,983	81,156,816
		242,762,465
Health Care Equipment and Supplies — 0.5%
Edwards Lifesciences Corp.(1)	152,465	10,919,543
Globus Medical, Inc., Class A(1)	94,272	7,571,927
Lantheus Holdings, Inc.(1)	96,011	9,007,752
		27,499,222
Health Care Providers and Services — 0.2%
Universal Health Services, Inc., Class B	56,780	9,950,695
Hotels, Restaurants and Leisure — 2.9%
Boyd Gaming Corp.	100,953	7,698,676
Carnival Corp.(1)	957,807	22,920,322
Chipotle Mexican Grill, Inc.(1)	742,266	40,060,096
Darden Restaurants, Inc.	2,270	455,044
Las Vegas Sands Corp.	327,447	14,640,155
Norwegian Cruise Line Holdings Ltd.(1)	731,250	16,614,000
Royal Caribbean Cruises Ltd.	212,390	52,269,179
Texas Roadhouse, Inc.	89,845	16,539,566
		171,197,038
Household Durables — 1.2%
Installed Building Products, Inc.	19,404	3,325,846
Lennar Corp., B Shares	6,844	791,851
Lennar Corp., Class A	186,637	22,327,384
Mohawk Industries, Inc.(1)	3,998	470,125
NVR, Inc.(1)	2,468	17,882,091
PulteGroup, Inc.	165,945	17,138,800
Toll Brothers, Inc.	84,605	9,445,302
		71,381,399
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	957,841	11,101,377
Talen Energy Corp.(1)	77,422	16,099,905
		27,201,282
108

Avantis U.S. Large Cap Value ETF
	Shares	Value
Insurance — 8.7%
Allstate Corp.	192,053	$38,247,355
American Financial Group, Inc.	82,001	10,355,086
American International Group, Inc.	526,297	43,651,073
Arch Capital Group Ltd.	255,296	23,719,551
Assurant, Inc.	63,697	13,241,969
Axis Capital Holdings Ltd.	119,134	11,541,702
CNA Financial Corp.	6,968	341,223
Everest Group Ltd.	43,109	15,226,961
F&G Annuities & Life, Inc.	9,149	389,564
Fidelity National Financial, Inc.	293,565	18,943,750
Globe Life, Inc.	113,649	14,482,292
Hanover Insurance Group, Inc.	1,116	190,312
Hartford Insurance Group, Inc.	307,518	36,373,229
Markel Group, Inc.(1)	12,561	24,285,940
MetLife, Inc.	366,141	31,554,031
Oscar Health, Inc., Class A(1)	8,636	126,172
Primerica, Inc.	50,166	14,548,140
Principal Financial Group, Inc.	42,277	3,764,344
Progressive Corp.	290,527	81,928,614
Prudential Financial, Inc.	278,631	32,070,428
Reinsurance Group of America, Inc.	5,590	1,133,037
RenaissanceRe Holdings Ltd.	66,624	15,831,195
Travelers Cos., Inc.	199,720	51,625,623
Unum Group	192,998	15,881,806
W.R. Berkley Corp.	92,740	5,850,039
		505,303,436
Interactive Media and Services — 5.5%
Alphabet, Inc., Class A	403,905	68,776,944
Alphabet, Inc., Class C	331,597	57,107,635
Meta Platforms, Inc., Class A	288,674	192,891,967
		318,776,546
IT Services — 0.2%
DXC Technology Co.(1)	4,496	82,591
Kyndryl Holdings, Inc.(1)	311,083	11,846,041
		11,928,632
Leisure Products — 0.1%
Mattel, Inc.(1)	413,115	8,799,350
Machinery — 4.5%
AGCO Corp.	85,090	8,251,177
Caterpillar, Inc.	250,681	86,221,730
Cummins, Inc.	895	329,521
Deere & Co.	162,032	77,903,365
Donaldson Co., Inc.	34,273	2,367,922
Graco, Inc.	926	80,627
Lincoln Electric Holdings, Inc.	35,049	7,244,278
Mueller Industries, Inc.	143,225	11,483,781
PACCAR, Inc.	415,833	44,593,931
Snap-on, Inc.	46,296	15,794,806
Timken Co.	24,669	1,998,189
Toro Co.	45,906	3,682,120
		259,951,447
Marine Transportation — 0.0%
Kirby Corp.(1)	648	67,535
109

Avantis U.S. Large Cap Value ETF
	Shares	Value
Media — 1.2%
Comcast Corp., Class A	1,928,158	$69,182,309
Paramount Global, Class B	33,338	378,720
		69,561,029
Metals and Mining — 1.4%
ATI, Inc.(1)	171,519	9,975,545
Cleveland-Cliffs, Inc.(1)	546,657	5,925,762
Commercial Metals Co.	131,386	6,364,338
Freeport-McMoRan, Inc.	237,263	8,757,377
Nucor Corp.	213,169	29,304,342
Steel Dynamics, Inc.	164,064	22,160,125
		82,487,489
Oil, Gas and Consumable Fuels — 12.7%
Antero Midstream Corp.	353,814	5,997,147
APA Corp.	361,532	7,483,712
Cheniere Energy, Inc.	189,780	43,376,117
Chevron Corp.	634,564	100,654,542
Chord Energy Corp.	66,583	7,610,437
Civitas Resources, Inc.	91,226	3,497,605
ConocoPhillips	706,982	70,097,265
Coterra Energy, Inc.	744,982	20,107,064
Devon Energy Corp.	608,560	22,042,043
Diamondback Energy, Inc.	48,628	7,729,907
EOG Resources, Inc.	380,744	48,331,643
EQT Corp.	1,932	93,064
Exxon Mobil Corp.	1,283,245	142,863,777
Hess Corp.	232,187	34,581,932
Hess Midstream LP, Class A	127,486	5,319,991
HF Sinclair Corp.	10,558	372,381
Magnolia Oil & Gas Corp., Class A	116,041	2,716,520
Marathon Petroleum Corp.	145,051	21,783,759
Matador Resources Co.	157,833	8,260,979
Murphy Oil Corp.	121,041	3,206,376
New Fortress Energy, Inc.(2)	9,234	92,340
Occidental Petroleum Corp.	479,155	23,401,930
ONEOK, Inc.	322,572	32,383,003
Ovintiv, Inc.	336,585	14,627,984
Permian Resources Corp.	731,491	10,306,708
Range Resources Corp.	220,206	8,174,047
SM Energy Co.	101,505	3,320,229
Targa Resources Corp.	219,187	44,214,402
Texas Pacific Land Corp.	120	171,354
Williams Cos., Inc.	838,938	48,809,413
		741,627,671
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	92,778	9,247,183
Passenger Airlines — 1.6%
Alaska Air Group, Inc.(1)	212,477	15,357,838
Delta Air Lines, Inc.	666,264	40,055,792
Southwest Airlines Co.	1,692	52,553
United Airlines Holdings, Inc.(1)	410,827	38,539,681
		94,005,864
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., Class A	10,755	773,392
110

Avantis U.S. Large Cap Value ETF
	Shares	Value
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(1)	74,607	$10,708,343
Johnson & Johnson	5,859	966,852
Merck & Co., Inc.	407,265	37,570,196
Viatris, Inc.	1,349,911	12,459,679
		61,705,070
Professional Services — 1.3%
Automatic Data Processing, Inc.	172,470	54,359,094
Paychex, Inc.	604	91,609
Paycom Software, Inc.	63,433	13,921,640
Robert Half, Inc.	119,940	7,087,255
		75,459,598
Semiconductors and Semiconductor Equipment — 1.7%
Amkor Technology, Inc.	157,689	3,327,238
Applied Materials, Inc.	31,498	4,978,889
Cirrus Logic, Inc.(1)	1,250	130,263
KLA Corp.	5,238	3,712,904
Lam Research Corp.	779,693	59,833,641
ON Semiconductor Corp.(1)	1,387	65,258
QUALCOMM, Inc.	106,296	16,706,542
Skyworks Solutions, Inc.	130,537	8,701,596
		97,456,331
Software — 0.8%
Fortinet, Inc.(1)	356,232	38,476,618
MARA Holdings, Inc.(1)(2)	202,115	2,813,441
Pegasystems, Inc.	48,344	3,795,487
Qualys, Inc.(1)	12,051	1,584,225
		46,669,771
Specialty Retail — 4.9%
Abercrombie & Fitch Co., Class A(1)	71,846	7,399,419
Academy Sports & Outdoors, Inc.	30,512	1,513,090
Best Buy Co., Inc.	231,627	20,825,583
Burlington Stores, Inc.(1)	79,178	19,741,451
Dick's Sporting Goods, Inc.	66,260	14,915,126
Five Below, Inc.(1)	54,383	4,725,339
Floor & Decor Holdings, Inc., Class A(1)	20,671	1,997,439
Gap, Inc.	388,019	8,773,110
Murphy USA, Inc.	24,564	11,526,411
Ross Stores, Inc.	278,227	39,040,813
TJX Cos., Inc.	622,235	77,630,039
Tractor Supply Co.	524,710	29,042,698
Ulta Beauty, Inc.(1)	54,175	19,847,553
Williams-Sonoma, Inc.	152,248	29,624,416
		286,602,487
Technology Hardware, Storage and Peripherals — 3.8%
Apple, Inc.	909,225	219,886,974
Textiles, Apparel and Luxury Goods — 2.5%
Columbia Sportswear Co.	3,165	274,849
Crocs, Inc.(1)	80,733	8,038,585
Deckers Outdoor Corp.(1)	171,426	23,889,927
Levi Strauss & Co., Class A	135,802	2,440,362
Lululemon Athletica, Inc.(1)	108,284	39,589,713
NIKE, Inc., Class B	463,254	36,796,265
PVH Corp.	39,277	2,939,491
111

Avantis U.S. Large Cap Value ETF
	Shares	Value
Ralph Lauren Corp.	52,689	$14,286,095
Skechers USA, Inc., Class A(1)	51,743	3,155,805
Tapestry, Inc.	152	12,984
VF Corp.	556,406	13,871,202
		145,295,278
Trading Companies and Distributors — 1.6%
Air Lease Corp.	93,369	4,474,242
Boise Cascade Co.	33,621	3,485,153
Fastenal Co.	145,082	10,987,060
FTAI Aviation Ltd.	110,714	14,249,999
GATX Corp.	10,412	1,739,325
Herc Holdings, Inc.	29,725	4,264,943
MSC Industrial Direct Co., Inc., Class A	29,563	2,375,683
WESCO International, Inc.	68,090	12,288,202
WW Grainger, Inc.	36,667	37,444,707
		91,309,314
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	227,715	61,412,458
TOTAL COMMON STOCKS (Cost $5,282,471,234)		5,823,995,846
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,182,371	5,182,371
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,248,573	1,248,573
TOTAL SHORT-TERM INVESTMENTS (Cost $6,430,944)		6,430,944
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $5,288,902,178)		5,830,426,790
OTHER ASSETS AND LIABILITIES — 0.1%		7,817,593
TOTAL NET ASSETS — 100.0%		$5,838,244,383

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,223,458. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,298,134, which includes securities collateral of $1,049,561.

See Notes to Financial Statements.
112

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.6%
Axon Enterprise, Inc.(1)	267	$141,096
BWX Technologies, Inc.	2,701	280,823
Curtiss-Wright Corp.	925	297,535
Hexcel Corp.	1,347	85,359
Howmet Aerospace, Inc.	5,937	810,994
Huntington Ingalls Industries, Inc.	886	155,564
Leonardo DRS, Inc.(1)	1,660	50,547
Textron, Inc.	5,483	409,745
Woodward, Inc.	1,477	279,146
		2,510,809
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	2,498	253,847
Expeditors International of Washington, Inc.	4,138	485,635
		739,482
Automobile Components — 0.7%
Aptiv PLC(1)	6,994	455,449
Autoliv, Inc.	2,337	227,507
BorgWarner, Inc.	7,235	215,386
Gentex Corp.	6,061	147,404
Lear Corp.	1,167	109,686
		1,155,432
Automobiles — 0.6%
Ford Motor Co.	55,162	526,797
Lucid Group, Inc.(1)	15,651	34,745
Rivian Automotive, Inc., Class A(1)(2)	21,586	255,579
Thor Industries, Inc.	1,077	107,043
		924,164
Banks — 4.9%
Bank OZK	1,073	51,515
BOK Financial Corp.	704	76,708
Citizens Financial Group, Inc.	12,214	559,035
Columbia Banking System, Inc.	2,892	77,303
Comerica, Inc.	3,823	245,934
Commerce Bancshares, Inc.	2,616	170,171
Cullen/Frost Bankers, Inc.	1,770	242,543
East West Bancorp, Inc.	3,548	335,038
Fifth Third Bancorp	16,788	729,774
First Citizens BancShares, Inc., Class A	330	675,860
First Horizon Corp.	10,333	222,573
Huntington Bancshares, Inc.	35,538	585,327
KeyCorp	27,248	471,935
M&T Bank Corp.	4,547	871,751
Pinnacle Financial Partners, Inc.	2,504	286,107
Popular, Inc.	2,003	201,161
Prosperity Bancshares, Inc.	2,289	175,704
Regions Financial Corp.	22,923	543,504
SouthState Corp.	2,215	223,272
Webster Financial Corp.	5,293	298,102
Western Alliance Bancorp	3,232	280,925
Wintrust Financial Corp.	1,988	247,446
Zions Bancorp NA	4,529	244,747
		7,816,435
113

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Beverages — 0.6%
Brown-Forman Corp., Class A	1,280	$42,278
Brown-Forman Corp., Class B	3,332	110,323
Celsius Holdings, Inc.(1)	2,280	58,573
Coca-Cola Consolidated, Inc.	117	165,803
Constellation Brands, Inc., Class A	726	127,413
Molson Coors Beverage Co., Class B	5,111	313,253
Primo Brands Corp., Class A	5,789	195,032
		1,012,675
Biotechnology — 1.8%
Biogen, Inc.(1)	3,139	441,030
BioMarin Pharmaceutical, Inc.(1)	4,439	315,879
Exelixis, Inc.(1)	8,287	320,624
Halozyme Therapeutics, Inc.(1)	4,054	239,794
Incyte Corp.(1)	3,984	292,824
Moderna, Inc.(1)	5,856	181,302
Neurocrine Biosciences, Inc.(1)	2,685	318,763
REVOLUTION Medicines, Inc.(1)	3,816	155,464
United Therapeutics Corp.(1)	1,322	423,106
Vaxcyte, Inc.(1)	2,418	176,562
		2,865,348
Broadline Retail — 0.5%
Dillard's, Inc., Class A(2)	129	50,193
eBay, Inc.	9,745	630,891
Ollie's Bargain Outlet Holdings, Inc.(1)	1,773	183,523
		864,607
Building Products — 2.5%
A.O. Smith Corp.	3,684	244,912
Advanced Drainage Systems, Inc.	2,286	254,637
Allegion PLC	2,304	296,548
Builders FirstSource, Inc.(1)	3,217	447,131
Carlisle Cos., Inc.	1,396	475,701
Fortune Brands Innovations, Inc.	3,569	230,986
Lennox International, Inc.	1,006	604,656
Masco Corp.	2,431	182,763
Owens Corning	2,867	441,633
Simpson Manufacturing Co., Inc.	1,252	205,829
Trex Co., Inc.(1)	3,180	196,174
UFP Industries, Inc.	1,998	213,786
Zurn Elkay Water Solutions Corp.	4,077	144,448
		3,939,204
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	574	98,068
Carlyle Group, Inc.	6,838	340,806
Cboe Global Markets, Inc.	2,609	549,977
Evercore, Inc., Class A	1,085	262,353
FactSet Research Systems, Inc.	1,017	469,590
Franklin Resources, Inc.	7,904	160,056
Freedom Holding Corp.(1)	6	882
Hamilton Lane, Inc., Class A	1,238	193,524
Invesco Ltd.	9,107	158,371
Jefferies Financial Group, Inc.	4,312	285,454
LPL Financial Holdings, Inc.	2,336	868,385
MarketAxess Holdings, Inc.	633	122,036
114

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Morningstar, Inc.	670	$210,192
Northern Trust Corp.	5,947	655,478
Raymond James Financial, Inc.	5,814	899,251
Robinhood Markets, Inc., Class A(1)	5,257	263,376
SEI Investments Co.	3,509	280,896
State Street Corp.	8,195	813,190
Stifel Financial Corp.	2,805	297,863
T. Rowe Price Group, Inc.	5,095	538,643
Tradeweb Markets, Inc., Class A	2,123	287,391
		7,755,782
Chemicals — 3.3%
Albemarle Corp.	3,153	242,876
Axalta Coating Systems Ltd.(1)	5,768	208,859
CF Industries Holdings, Inc.	6,191	501,595
Corteva, Inc.	3,832	241,339
Dow, Inc.	13,611	518,715
DuPont de Nemours, Inc.	9,669	790,634
Eastman Chemical Co.	3,225	315,566
FMC Corp.	1,899	70,073
International Flavors & Fragrances, Inc.	3,921	320,777
LyondellBasell Industries NV, Class A	7,892	606,342
Mosaic Co.	7,111	170,095
NewMarket Corp.	133	75,825
Olin Corp.	1,753	44,509
PPG Industries, Inc.	5,717	647,279
RPM International, Inc.	3,720	460,871
Westlake Corp.	1,016	114,097
		5,329,452
Commercial Services and Supplies — 0.6%
Clean Harbors, Inc.(1)	1,513	323,101
MSA Safety, Inc.	1,035	169,429
Rollins, Inc.	6,708	351,432
Tetra Tech, Inc.	3,508	102,399
		946,361
Communications Equipment — 0.5%
Ciena Corp.(1)	3,830	304,753
F5, Inc.(1)	1,568	458,530
		763,283
Construction and Engineering — 1.2%
AECOM	3,154	315,558
API Group Corp.(1)	3,879	152,328
Comfort Systems USA, Inc.	1,054	382,950
EMCOR Group, Inc.	1,534	627,268
Fluor Corp.(1)	4,753	180,756
WillScot Holdings Corp.(1)	5,527	182,115
		1,840,975
Construction Materials — 1.0%
Eagle Materials, Inc.	1,070	242,045
Martin Marietta Materials, Inc.	1,533	740,653
Vulcan Materials Co.	2,497	617,533
		1,600,231
Consumer Finance — 1.7%
Ally Financial, Inc.	6,119	227,015
Credit Acceptance Corp.(1)	112	55,148
115

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Discover Financial Services	4,870	$950,575
FirstCash Holdings, Inc.	717	80,505
OneMain Holdings, Inc.	3,892	209,156
SoFi Technologies, Inc.(1)	27,071	391,717
Synchrony Financial	12,790	776,097
		2,690,213
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.(1)	3,683	372,941
Casey's General Stores, Inc.	1,155	478,413
Dollar General Corp.	3,105	230,329
Dollar Tree, Inc.(1)	3,325	242,260
Maplebear, Inc.(1)	2,272	93,356
Performance Food Group Co.(1)	4,167	354,778
Sysco Corp.	10,495	792,792
U.S. Foods Holding Corp.(1)	5,468	391,946
		2,956,815
Containers and Packaging — 2.2%
Amcor PLC	34,646	350,618
AptarGroup, Inc.	1,881	276,037
Avery Dennison Corp.	2,112	396,993
Ball Corp.	7,276	383,372
Berry Global Group, Inc.	2,954	213,190
Crown Holdings, Inc.	3,138	281,259
Graphic Packaging Holding Co.	8,151	217,469
International Paper Co.	9,176	517,068
Packaging Corp. of America	2,883	614,338
Sealed Air Corp.	1,527	52,193
Smurfit WestRock PLC	1,773	92,320
Sonoco Products Co.	1,348	64,461
		3,459,318
Distributors — 0.5%
Genuine Parts Co.	2,797	349,290
LKQ Corp.	1,612	68,010
Pool Corp.	1,038	360,186
		777,486
Diversified Consumer Services — 0.3%
ADT, Inc.	11,282	92,400
Bright Horizons Family Solutions, Inc.(1)	138	17,893
H&R Block, Inc.	3,432	187,078
Service Corp. International	3,032	245,592
		542,963
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(1)	2,787	100,304
Lumen Technologies, Inc.(1)	7,467	35,244
		135,548
Electric Utilities — 2.5%
Alliant Energy Corp.	816	52,657
Edison International	4,085	222,387
Entergy Corp.	9,274	809,713
Evergy, Inc.	3,841	264,683
Eversource Energy	165	10,397
Exelon Corp.	6,814	301,179
IDACORP, Inc.	743	87,607
NRG Energy, Inc.	4,495	475,167
116

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
OGE Energy Corp.	4,940	$228,623
PG&E Corp.	19,551	319,463
Pinnacle West Capital Corp.	2,558	236,717
PPL Corp.	12,133	427,203
Xcel Energy, Inc.	8,343	601,530
		4,037,326
Electrical Equipment — 1.3%
Acuity Brands, Inc.	918	272,765
Generac Holdings, Inc.(1)	1,396	190,066
Hubbell, Inc.	1,418	526,915
NEXTracker, Inc., Class A(1)	2,969	130,695
nVent Electric PLC	3,007	181,442
Rockwell Automation, Inc.	2,618	751,759
Sensata Technologies Holding PLC	1,685	48,612
		2,102,254
Electronic Equipment, Instruments and Components — 2.6%
Arrow Electronics, Inc.(1)	1,460	157,782
CDW Corp.	3,351	597,148
Cognex Corp.	3,031	99,417
Fabrinet(1)	1,085	217,054
Flex Ltd.(1)	13,854	524,928
Insight Enterprises, Inc.(1)	737	113,410
Jabil, Inc.	4,483	694,506
Keysight Technologies, Inc.(1)	4,430	706,718
Littelfuse, Inc.	627	145,533
TD SYNNEX Corp.	1,523	209,397
Trimble, Inc.(1)	2,285	164,474
Vontier Corp.	3,823	142,789
Zebra Technologies Corp., Class A(1)	1,048	330,173
		4,103,329
Energy Equipment and Services — 0.5%
ChampionX Corp.	4,888	145,662
NOV, Inc.	10,206	152,274
Patterson-UTI Energy, Inc.	15	125
TechnipFMC PLC	15,034	442,601
Weatherford International PLC	1,629	100,851
		841,513
Entertainment — 1.7%
Electronic Arts, Inc.	5,101	658,641
Liberty Media Corp.-Liberty Formula One, Class A(1)	591	52,670
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,740	457,078
Live Nation Entertainment, Inc.(1)	2,541	364,278
Roku, Inc.(1)	3,399	283,850
Take-Two Interactive Software, Inc.(1)	1,951	413,573
Warner Bros Discovery, Inc.(1)	45,162	517,557
		2,747,647
Financial Services — 1.9%
Affirm Holdings, Inc.(1)	4,882	313,180
Block, Inc.(1)	50	3,265
Corpay, Inc.(1)	1,655	607,468
Enact Holdings, Inc.	536	18,428
Equitable Holdings, Inc.	10,777	592,951
Essent Group Ltd.	2,433	140,189
Fidelity National Information Services, Inc.	7,049	501,325
117

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Jack Henry & Associates, Inc.	1,680	$291,631
MGIC Investment Corp.	8,355	205,617
Voya Financial, Inc.	1,990	143,797
WEX, Inc.(1)	1,101	172,967
		2,990,818
Food Products — 2.4%
Archer-Daniels-Midland Co.	7,329	345,929
Campbell's Co.	3,099	124,146
Darling Ingredients, Inc.(1)	3,202	115,560
Freshpet, Inc.(1)	477	51,053
General Mills, Inc.	10,075	610,747
Hershey Co.	2,018	348,529
Hormel Foods Corp.	7,040	201,555
Ingredion, Inc.	1,882	245,808
Kellanova	7,148	592,569
Kraft Heinz Co.	7,721	237,112
Lamb Weston Holdings, Inc.	2,995	155,351
Lancaster Colony Corp.	77	14,719
McCormick & Co., Inc.	2,705	223,460
Pilgrim's Pride Corp.(1)	1,319	71,740
Post Holdings, Inc.(1)	482	54,712
Tyson Foods, Inc., Class A	6,415	393,496
		3,786,486
Gas Utilities — 0.4%
Atmos Energy Corp.	3,323	505,528
National Fuel Gas Co.	2,114	158,973
		664,501
Ground Transportation — 1.4%
JB Hunt Transport Services, Inc.	2,504	403,620
Knight-Swift Transportation Holdings, Inc.	3,399	171,446
Landstar System, Inc.	961	152,607
Old Dominion Freight Line, Inc.	1,562	275,693
Ryder System, Inc.	1,599	262,987
Saia, Inc.(1)	842	344,748
U-Haul Holding Co.(1)	349	24,168
U-Haul Holding Co.	2,985	183,727
XPO, Inc.(1)	3,543	435,647
		2,254,643
Health Care Equipment and Supplies — 3.2%
Align Technology, Inc.(1)	1,836	343,387
Baxter International, Inc.	2,324	80,201
Cooper Cos., Inc.(1)	3,776	341,275
Dexcom, Inc.(1)	4,894	432,483
GE HealthCare Technologies, Inc.	8,093	706,923
Globus Medical, Inc., Class A(1)	3,037	243,932
Hologic, Inc.(1)	4,612	292,355
IDEXX Laboratories, Inc.(1)	685	299,420
Insulet Corp.(1)	1,487	404,865
Penumbra, Inc.(1)	624	178,115
ResMed, Inc.	3,348	781,825
STERIS PLC	2,468	541,134
Teleflex, Inc.	674	89,473
Zimmer Biomet Holdings, Inc.	3,680	383,898
		5,119,286
118

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Health Care Providers and Services — 2.0%
Centene Corp.(1)	5,667	$329,593
Chemed Corp.	366	219,893
DaVita, Inc.(1)	1,263	186,772
Encompass Health Corp.	2,589	259,263
Ensign Group, Inc.	1,547	199,795
Hims & Hers Health, Inc.(1)	3,246	146,362
Humana, Inc.	1,403	379,399
Labcorp Holdings, Inc.	1,851	464,675
Molina Healthcare, Inc.(1)	1,567	471,855
Tenet Healthcare Corp.(1)	2,299	291,030
Universal Health Services, Inc., Class B	1,426	249,907
		3,198,544
Health Care Technology — 0.5%
Doximity, Inc., Class A(1)	862	60,771
Veeva Systems, Inc., Class A(1)	3,156	707,386
		768,157
Hotels, Restaurants and Leisure — 3.4%
Aramark	4,574	169,467
Boyd Gaming Corp.	1,755	133,836
Carnival Corp.(1)	36,270	867,941
Choice Hotels International, Inc.	821	117,641
Churchill Downs, Inc.	1,274	150,969
Darden Restaurants, Inc.	3,293	660,115
Expedia Group, Inc.(1)	3,335	660,196
Hyatt Hotels Corp., Class A	453	63,850
Light & Wonder, Inc., Class A(1)	2,345	261,421
MGM Resorts International(1)	2,438	84,745
Norwegian Cruise Line Holdings Ltd.(1)	12,736	289,362
Royal Caribbean Cruises Ltd.	5,350	1,316,635
Texas Roadhouse, Inc.	1,616	297,489
Vail Resorts, Inc.	837	133,075
Wyndham Hotels & Resorts, Inc.	2,070	224,243
		5,430,985
Household Durables — 1.8%
Garmin Ltd.	3,340	764,626
Meritage Homes Corp.	1,953	141,534
Mohawk Industries, Inc.(1)	1,120	131,701
NVR, Inc.(1)	19	137,666
PulteGroup, Inc.	5,865	605,737
Somnigroup International, Inc.	4,625	295,445
Taylor Morrison Home Corp.(1)	3,274	201,809
Toll Brothers, Inc.	3,261	364,058
TopBuild Corp.(1)	799	244,806
		2,887,382
Household Products — 0.7%
Church & Dwight Co., Inc.	6,119	680,433
Clorox Co.	2,522	394,415
Reynolds Consumer Products, Inc.	345	8,446
		1,083,294
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	11,112	128,788
Brookfield Renewable Corp.	2	56
Clearway Energy, Inc., Class A	447	11,828
119

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Clearway Energy, Inc., Class C	807	$22,612
Vistra Corp.	8,814	1,178,079
		1,341,363
Insurance — 5.9%
American Financial Group, Inc.	2,163	273,144
Arch Capital Group Ltd.	9,666	898,068
Assurant, Inc.	1,472	306,014
Axis Capital Holdings Ltd.	2,699	261,479
Brown & Brown, Inc.	297	35,206
Cincinnati Financial Corp.	4,072	601,882
CNA Financial Corp.	757	37,070
Erie Indemnity Co., Class A	704	301,361
Everest Group Ltd.	1,161	410,088
Fidelity National Financial, Inc.	7,357	474,747
First American Financial Corp.	2,910	191,158
Globe Life, Inc.	2,698	343,806
Hartford Insurance Group, Inc.	6,804	804,777
Kinsale Capital Group, Inc.	623	269,043
Loews Corp.	5,173	448,344
Markel Group, Inc.(1)	372	719,240
Old Republic International Corp.	7,515	289,403
Primerica, Inc.	1,151	333,790
Principal Financial Group, Inc.	5,420	482,597
Reinsurance Group of America, Inc.	1,854	375,787
RenaissanceRe Holdings Ltd.	1,347	320,074
RLI Corp.	1,852	140,919
Ryan Specialty Holdings, Inc.	2,448	171,336
Selective Insurance Group, Inc.	1,396	120,119
Unum Group	5,151	423,876
W.R. Berkley Corp.	6,835	431,152
		9,464,480
Interactive Media and Services — 0.2%
Pinterest, Inc., Class A(1)	9,343	345,504
IT Services — 1.7%
Akamai Technologies, Inc.(1)	4,175	336,839
Cognizant Technology Solutions Corp., Class A	3,717	309,737
EPAM Systems, Inc.(1)	1,228	253,140
Gartner, Inc.(1)	1,709	851,629
GoDaddy, Inc., Class A(1)	2,822	506,549
Twilio, Inc., Class A(1)	4,334	519,777
		2,777,671
Leisure Products — 0.2%
Brunswick Corp.	1,011	61,519
Hasbro, Inc.	917	59,706
Mattel, Inc.(1)	11,030	234,939
		356,164
Life Sciences Tools and Services — 1.8%
Agilent Technologies, Inc.	6,138	785,173
Bio-Rad Laboratories, Inc., Class A(1)	427	113,223
Bio-Techne Corp.	3,337	206,060
Bruker Corp.	1,935	91,371
Illumina, Inc.(1)	1,175	104,269
IQVIA Holdings, Inc.(1)	2,046	386,285
Medpace Holdings, Inc.(1)	664	217,340
120

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Repligen Corp.(1)	18	$2,867
Waters Corp.(1)	1,491	562,614
West Pharmaceutical Services, Inc.	1,835	426,344
		2,895,546
Machinery — 4.3%
AGCO Corp.	2,030	196,849
Allison Transmission Holdings, Inc.	2,699	274,623
Chart Industries, Inc.(1)	388	73,933
Crane Co.	302	49,223
Donaldson Co., Inc.	3,578	247,204
Dover Corp.	3,404	676,613
Esab Corp.	1,411	176,798
Flowserve Corp.	3,518	193,631
Graco, Inc.	4,939	430,039
IDEX Corp.	1,354	263,123
Ingersoll Rand, Inc.	6,587	558,446
ITT, Inc.	2,312	326,547
Lincoln Electric Holdings, Inc.	1,593	329,257
Mueller Industries, Inc.	3,673	294,501
Oshkosh Corp.	1,946	199,076
Pentair PLC	3,926	369,829
RBC Bearings, Inc.(1)	505	181,396
Snap-on, Inc.	1,446	493,332
Timken Co.	1,513	122,553
Toro Co.	1,898	152,239
Watts Water Technologies, Inc., Class A	654	140,335
Westinghouse Air Brake Technologies Corp.	3,239	600,381
Xylem, Inc.	4,286	560,995
		6,910,923
Marine Transportation — 0.1%
Kirby Corp.(1)	1,681	175,194
Media — 1.2%
Fox Corp., Class A	7,479	430,790
Fox Corp., Class B	4,056	219,308
Interpublic Group of Cos., Inc.	5,069	138,891
Liberty Broadband Corp., Class A(1)	585	47,695
Liberty Broadband Corp., Class C(1)	3,038	249,906
New York Times Co., Class A	4,312	207,364
News Corp., Class A	10,169	291,037
News Corp., Class B	3,137	101,262
Nexstar Media Group, Inc., Class A	447	75,610
Omnicom Group, Inc.	88	7,283
Paramount Global, Class B	7,944	90,244
		1,859,390
Metals and Mining — 1.3%
Alcoa Corp.	2,157	71,720
ATI, Inc.(1)	4,056	235,897
Cleveland-Cliffs, Inc.(1)	12,557	136,118
Commercial Metals Co.	3,487	168,910
Reliance, Inc.	1,649	490,017
Royal Gold, Inc.	1,233	181,251
Steel Dynamics, Inc.	4,853	655,495
U.S. Steel Corp.	5,127	206,208
		2,145,616
121

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Multi-Utilities — 1.8%
Ameren Corp.	4,241	$430,716
CenterPoint Energy, Inc.	6,993	240,419
CMS Energy Corp.	5,039	368,099
Consolidated Edison, Inc.	5,801	588,918
DTE Energy Co.	3,105	415,139
NiSource, Inc.	6,208	253,348
Public Service Enterprise Group, Inc.	6,599	535,509
WEC Energy Group, Inc.	273	29,126
		2,861,274
Oil, Gas and Consumable Fuels — 5.0%
Antero Midstream Corp.	10,872	184,280
Antero Resources Corp.(1)	9,467	347,439
APA Corp.	10,384	214,949
Chord Energy Corp.	1,384	158,191
Civitas Resources, Inc.	2,427	93,051
ConocoPhillips	643	63,754
Coterra Energy, Inc.	22,557	608,813
Devon Energy Corp.	20,009	724,726
Diamondback Energy, Inc.	49	7,789
DT Midstream, Inc.	2,391	229,751
EQT Corp.	14,530	699,910
Expand Energy Corp.	7,581	749,609
Hess Midstream LP, Class A	2,302	96,063
HF Sinclair Corp.	4,934	174,022
Magnolia Oil & Gas Corp., Class A	3,249	76,059
Matador Resources Co.	4,435	232,128
Murphy Oil Corp.	2,969	78,649
ONEOK, Inc.	1,142	114,645
Ovintiv, Inc.	10,190	442,857
Permian Resources Corp.	18,864	265,794
Range Resources Corp.	8,518	316,188
SM Energy Co.	1,831	59,892
Targa Resources Corp.	5,316	1,072,344
Texas Pacific Land Corp.	625	892,469
Viper Energy, Inc.	1,774	82,615
		7,985,987
Passenger Airlines — 1.4%
Delta Air Lines, Inc.	12,935	777,652
Southwest Airlines Co.	15,550	482,983
United Airlines Holdings, Inc.(1)	10,539	988,664
		2,249,299
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	1,396	100,387
Kenvue, Inc.	15,167	357,941
		458,328
Pharmaceuticals — 0.6%
Elanco Animal Health, Inc.(1)	12,802	142,998
Jazz Pharmaceuticals PLC(1)	1,901	272,851
Royalty Pharma PLC, Class A	7,160	240,862
Viatris, Inc.	35,214	325,025
		981,736
Professional Services — 2.8%
Amentum Holdings, Inc.(1)	1,231	24,177
122

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Booz Allen Hamilton Holding Corp.	3,585	$380,225
Broadridge Financial Solutions, Inc.	2,997	722,936
Clarivate PLC(1)	4,142	17,769
Concentrix Corp.	8	361
Equifax, Inc.	2,526	619,375
ExlService Holdings, Inc.(1)	1,461	70,785
Genpact Ltd.	3,862	205,536
Jacobs Solutions, Inc.	843	107,997
KBR, Inc.	3,279	160,769
Leidos Holdings, Inc.	3,072	399,268
Paycom Software, Inc.	1,374	301,552
Paylocity Holding Corp.(1)	1,112	227,171
Robert Half, Inc.	3,333	196,947
SS&C Technologies Holdings, Inc.	3,997	355,933
TriNet Group, Inc.	160	11,794
Verisk Analytics, Inc.	2,266	672,798
		4,475,393
Real Estate Management and Development — 1.1%
CBRE Group, Inc., Class A(1)	4,767	676,628
CoStar Group, Inc.(1)	8,916	679,845
Jones Lang LaSalle, Inc.(1)	850	231,106
Zillow Group, Inc., Class A(1)	640	47,610
Zillow Group, Inc., Class C(1)	2,591	198,626
		1,833,815
Semiconductors and Semiconductor Equipment — 2.0%
Amkor Technology, Inc.	3,514	74,145
Entegris, Inc.	348	35,225
First Solar, Inc.(1)	2,424	330,100
GLOBALFOUNDRIES, Inc.(1)	2,324	90,101
Lattice Semiconductor Corp.(1)	2,967	184,963
Microchip Technology, Inc.	2,629	154,743
Monolithic Power Systems, Inc.	760	464,368
ON Semiconductor Corp.(1)	12,168	572,504
Onto Innovation, Inc.(1)	1,413	205,818
Qorvo, Inc.(1)	2,561	186,159
Rambus, Inc.(1)	2	112
Skyworks Solutions, Inc.	4,532	302,103
Teradyne, Inc.	4,108	451,305
Universal Display Corp.	1,156	177,585
		3,229,231
Software — 2.2%
AppLovin Corp., Class A(1)	3,487	1,135,855
Aspen Technology, Inc.(1)	669	177,452
Bentley Systems, Inc., Class B	5,210	228,719
Bill Holdings, Inc.(1)	2,568	141,754
DocuSign, Inc.(1)	3,619	300,992
Dolby Laboratories, Inc., Class A	1,684	137,431
Freshworks, Inc., Class A(1)	111	1,894
Manhattan Associates, Inc.(1)	1,837	324,928
MicroStrategy, Inc., Class A(1)	1,779	454,410
Qualys, Inc.(1)	120	15,775
SentinelOne, Inc., Class A(1)	419	8,644
SPS Commerce, Inc.(1)	428	57,010
UiPath, Inc., Class A(1)	10,246	126,026
123

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
Zoom Communications, Inc., Class A(1)	5,837	$430,187
		3,541,077
Specialty Retail — 3.2%
AutoNation, Inc.(1)	635	115,805
Best Buy Co., Inc.	5,899	530,379
Burlington Stores, Inc.(1)	1,305	325,376
CarMax, Inc.(1)	4,868	403,898
Chewy, Inc., Class A(1)	2,379	88,642
Dick's Sporting Goods, Inc.	1,161	261,341
Floor & Decor Holdings, Inc., Class A(1)	2,712	262,061
GameStop Corp., Class A(1)	10,620	265,925
Gap, Inc.	8,018	181,287
Lithia Motors, Inc.	851	293,118
Murphy USA, Inc.	606	284,359
Penske Automotive Group, Inc.	510	86,052
Tractor Supply Co.	12,702	703,056
Ulta Beauty, Inc.(1)	1,020	373,687
Williams-Sonoma, Inc.	4,524	880,280
		5,055,266
Technology Hardware, Storage and Peripherals — 1.2%
Hewlett Packard Enterprise Co.	36,582	724,689
NetApp, Inc.	5,622	561,132
Pure Storage, Inc., Class A(1)	9,127	478,894
Super Micro Computer, Inc.(1)(2)	2,466	102,240
		1,866,955
Textiles, Apparel and Luxury Goods — 1.4%
Columbia Sportswear Co.	356	30,915
Crocs, Inc.(1)	1,162	115,700
Deckers Outdoor Corp.(1)	4,750	661,960
Levi Strauss & Co., Class A	3,208	57,648
Lululemon Athletica, Inc.(1)	366	133,813
PVH Corp.	1,089	81,501
Ralph Lauren Corp.	1,080	292,831
Skechers USA, Inc., Class A(1)	3,580	218,344
Tapestry, Inc.	4,990	426,246
VF Corp.	7,864	196,050
		2,215,008
Trading Companies and Distributors — 0.9%
Applied Industrial Technologies, Inc.	1,172	293,680
Beacon Roofing Supply, Inc.(1)	1,430	165,051
Core & Main, Inc., Class A(1)	3,444	175,678
MSC Industrial Direct Co., Inc., Class A	319	25,635
SiteOne Landscape Supply, Inc.(1)	1,212	153,088
Watsco, Inc.	789	397,916
WESCO International, Inc.	1,343	242,371
		1,453,419
Water Utilities — 0.2%
American Water Works Co., Inc.	2,547	346,316
TOTAL COMMON STOCKS (Cost $153,379,888)		159,467,703
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	122,735	122,735
124

Avantis U.S. Mid Cap Equity ETF
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	86,195	$86,195
TOTAL SHORT-TERM INVESTMENTS (Cost $208,930)		208,930
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $153,588,818)		159,676,633
OTHER ASSETS AND LIABILITIES — 0.0%		71,438
TOTAL NET ASSETS — 100.0%		$159,748,071

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $271,749. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $280,093, which includes securities collateral of $193,898.

See Notes to Financial Statements.
125

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Mid Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.4%
BWX Technologies, Inc.	5,695	$592,109
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	460	46,745
Expeditors International of Washington, Inc.	8,509	998,616
		1,045,361
Automobile Components — 1.1%
Aptiv PLC(1)	4,838	315,050
Autoliv, Inc.	4,728	460,271
BorgWarner, Inc.	14,506	431,844
Lear Corp.	3,659	343,909
		1,551,074
Automobiles — 1.3%
Ford Motor Co.	147,787	1,411,366
Thor Industries, Inc.	3,427	340,609
		1,751,975
Banks — 8.0%
Bank OZK	6,159	295,694
BOK Financial Corp.	1,262	137,507
Citizens Financial Group, Inc.	23,548	1,077,792
Comerica, Inc.	8,172	525,705
Commerce Bancshares, Inc.	5,836	379,632
Cullen/Frost Bankers, Inc.	3,266	447,540
East West Bancorp, Inc.	7,830	739,387
Fifth Third Bancorp	36,455	1,584,699
First Citizens BancShares, Inc., Class A	167	342,026
First Horizon Corp.	16,869	363,358
Huntington Bancshares, Inc.	81,095	1,335,635
KeyCorp	296	5,127
M&T Bank Corp.	2,554	489,653
Pinnacle Financial Partners, Inc.	135	15,425
Popular, Inc.	4,128	414,575
Regions Financial Corp.	29,792	706,368
SouthState Corp.	94	9,475
Webster Financial Corp.	9,881	556,498
Western Alliance Bancorp	7,037	611,656
Wintrust Financial Corp.	3,581	445,727
Zions Bancorp NA	10,173	549,749
		11,033,228
Beverages — 0.8%
Coca-Cola Consolidated, Inc.	293	415,216
Molson Coors Beverage Co., Class B	10,671	654,026
National Beverage Corp.	5	199
		1,069,441
Biotechnology — 0.7%
Exelixis, Inc.(1)	3,057	118,275
United Therapeutics Corp.(1)	2,689	860,615
		978,890
Broadline Retail — 0.9%
Coupang, Inc.(1)	935	22,159
Dillard's, Inc., Class A(2)	177	68,869
eBay, Inc.	17,951	1,162,148
		1,253,176
126

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Building Products — 4.4%
A.O. Smith Corp.	7,495	$498,268
AAON, Inc.	1,754	134,707
Advanced Drainage Systems, Inc.	4,968	553,385
Armstrong World Industries, Inc.	963	147,975
Builders FirstSource, Inc.(1)	2,466	342,749
Carlisle Cos., Inc.	2,853	972,188
Lennox International, Inc.	1,892	1,137,187
Owens Corning	5,925	912,687
Simpson Manufacturing Co., Inc.	2,750	452,100
Trex Co., Inc.(1)	6,507	401,417
UFP Industries, Inc.	4,358	466,306
		6,018,969
Capital Markets — 5.6%
LPL Financial Holdings, Inc.	3,901	1,450,158
MarketAxess Holdings, Inc.	287	55,331
Northern Trust Corp.	10,671	1,176,158
Raymond James Financial, Inc.	10,787	1,668,425
SEI Investments Co.	2,109	168,825
State Street Corp.	14,954	1,483,885
Stifel Financial Corp.	5,208	553,037
T. Rowe Price Group, Inc.	10,980	1,160,806
		7,716,625
Chemicals — 3.7%
CF Industries Holdings, Inc.	11,792	955,388
Dow, Inc.	24,860	947,414
Eastman Chemical Co.	1,267	123,976
LyondellBasell Industries NV, Class A	15,783	1,212,608
Mosaic Co.	14,855	355,332
NewMarket Corp.	350	199,538
Olin Corp.	5,377	136,522
RPM International, Inc.	7,003	867,602
Westlake Corp.	2,213	248,520
		5,046,900
Commercial Services and Supplies — 0.0%
Clean Harbors, Inc.(1)	169	36,090
Construction and Engineering — 1.4%
Comfort Systems USA, Inc.	2,095	761,176
EMCOR Group, Inc.	2,972	1,215,281
		1,976,457
Construction Materials — 0.4%
Eagle Materials, Inc.	2,213	500,603
Martin Marietta Materials, Inc.	12	5,797
		506,400
Consumer Finance — 1.8%
Ally Financial, Inc.	16,518	612,818
Credit Acceptance Corp.(1)	15	7,386
OneMain Holdings, Inc.	7,007	376,556
Synchrony Financial	23,337	1,416,089
		2,412,849
Consumer Staples Distribution & Retail — 2.9%
BJ's Wholesale Club Holdings, Inc.(1)	3,768	381,548
Casey's General Stores, Inc.	2,329	964,695
Dollar General Corp.	7,019	520,669
127

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Dollar Tree, Inc.(1)	6,759	$492,461
Kroger Co.	2,669	173,004
Performance Food Group Co.(1)	6,290	535,531
Sprouts Farmers Market, Inc.(1)	6,480	961,632
		4,029,540
Containers and Packaging — 2.6%
AptarGroup, Inc.	3,681	540,187
Ball Corp.	3,838	202,224
Graphic Packaging Holding Co.	15,554	414,981
International Paper Co.	20,817	1,173,038
Packaging Corp. of America	5,078	1,082,071
Sonoco Products Co.	4,675	223,558
		3,636,059
Distributors — 0.9%
Genuine Parts Co.	3,757	469,174
Pool Corp.	2,181	756,807
		1,225,981
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(1)	8,640	310,954
Electrical Equipment — 0.4%
Acuity Brands, Inc.	1,860	552,662
NEXTracker, Inc., Class A(1)	144	6,339
		559,001
Electronic Equipment, Instruments and Components — 2.3%
Arrow Electronics, Inc.(1)	2,898	313,187
Flex Ltd.(1)	28,950	1,096,916
Insight Enterprises, Inc.(1)	2,317	356,540
Jabil, Inc.	8,933	1,383,900
TD SYNNEX Corp.	108	14,849
		3,165,392
Energy Equipment and Services — 1.5%
Baker Hughes Co.	2,830	126,190
ChampionX Corp.	11,158	332,508
Halliburton Co.	23,346	615,634
Patterson-UTI Energy, Inc.	4	33
TechnipFMC PLC	25,930	763,379
Valaris Ltd.(1)	8	286
Weatherford International PLC	3,300	204,303
		2,042,333
Entertainment — 0.2%
Warner Bros Discovery, Inc.(1)	23,705	271,659
Financial Services — 1.5%
Enact Holdings, Inc.	1,744	59,959
Equitable Holdings, Inc.	20,451	1,125,214
Essent Group Ltd.	5,640	324,977
Jack Henry & Associates, Inc.	567	98,426
MGIC Investment Corp.	16,268	400,355
		2,008,931
Food Products — 1.5%
Archer-Daniels-Midland Co.	22,665	1,069,788
Bunge Global SA	3,789	281,106
Ingredion, Inc.	3,543	462,751
Lamb Weston Holdings, Inc.	4,410	228,747
		2,042,392
128

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Ground Transportation — 2.7%
JB Hunt Transport Services, Inc.	5,087	$819,974
Landstar System, Inc.	2,329	369,845
Old Dominion Freight Line, Inc.	5,320	938,980
Ryder System, Inc.	3,362	552,948
Saia, Inc.(1)	1,544	632,175
U-Haul Holding Co.(1)	564	39,057
U-Haul Holding Co.	6,391	393,366
		3,746,345
Health Care Equipment and Supplies — 0.9%
Globus Medical, Inc., Class A(1)	3,593	288,590
IDEXX Laboratories, Inc.(1)	2,109	921,865
Lantheus Holdings, Inc.(1)	365	34,244
		1,244,699
Health Care Providers and Services — 0.5%
Centene Corp.(1)	1,097	63,801
Ensign Group, Inc.	3,293	425,291
Universal Health Services, Inc., Class B	1,020	178,755
		667,847
Hotels, Restaurants and Leisure — 6.2%
Boyd Gaming Corp.	3,293	251,124
Carnival Corp.(1)	77,114	1,845,338
Churchill Downs, Inc.	89	10,547
Darden Restaurants, Inc.	7,007	1,404,623
Las Vegas Sands Corp.	12,315	550,604
Norwegian Cruise Line Holdings Ltd.(1)	25,079	569,795
Royal Caribbean Cruises Ltd.	13,542	3,332,686
Texas Roadhouse, Inc.	3,293	606,208
		8,570,925
Household Durables — 2.7%
Lennar Corp., B Shares	128	14,810
Lennar Corp., Class A	2,686	321,326
Meritage Homes Corp.	1,179	85,442
Mohawk Industries, Inc.(1)	2,213	260,227
NVR, Inc.(1)	119	862,224
PulteGroup, Inc.	13,760	1,421,133
Toll Brothers, Inc.	6,283	701,434
		3,666,596
Independent Power and Renewable Electricity Producers — 1.4%
AES Corp.	21,165	245,302
Clearway Energy, Inc., Class A	381	10,081
Clearway Energy, Inc., Class C	1,144	32,055
Talen Energy Corp.(1)	1,824	379,301
Vistra Corp.	8,915	1,191,579
		1,858,318
Insurance — 8.6%
American Financial Group, Inc.	4,012	506,635
Arch Capital Group Ltd.	18,062	1,678,140
Axis Capital Holdings Ltd.	4,976	482,075
CNA Financial Corp.	1,144	56,022
Everest Group Ltd.	2,213	781,676
Fidelity National Financial, Inc.	899	58,013
Globe Life, Inc.	4,860	619,310
Hartford Insurance Group, Inc.	15,636	1,849,426
129

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Kinsale Capital Group, Inc.	1,199	$517,788
Loews Corp.	9,741	844,253
Markel Group, Inc.(1)	251	485,293
Old Republic International Corp.	13,595	523,543
Primerica, Inc.	2,095	607,550
Principal Financial Group, Inc.	3,684	328,023
Reinsurance Group of America, Inc.	3,543	718,131
Unum Group	9,475	779,698
W.R. Berkley Corp.	14,737	929,610
		11,765,186
Leisure Products — 0.2%
Brunswick Corp.	3,430	208,715
Polaris, Inc.	15	674
		209,389
Machinery — 3.3%
AGCO Corp.	4,128	400,292
Donaldson Co., Inc.	7,360	508,503
Graco, Inc.	9,827	855,637
Lincoln Electric Holdings, Inc.	3,236	668,849
Middleby Corp.(1)	792	131,005
Mueller Industries, Inc.	7,495	600,949
Snap-on, Inc.	3,061	1,044,321
Timken Co.	3,780	306,180
		4,515,736
Media — 1.0%
Fox Corp., Class A	16,522	951,667
Fox Corp., Class B	8,893	480,845
		1,432,512
Metals and Mining — 3.2%
ATI, Inc.(1)	7,826	455,160
Cleveland-Cliffs, Inc.(1)	33,774	366,110
Commercial Metals Co.	7,826	379,091
Nucor Corp.	3,389	465,886
Reliance, Inc.	3,054	907,527
Steel Dynamics, Inc.	10,255	1,385,143
U.S. Steel Corp.	10,886	437,835
		4,396,752
Oil, Gas and Consumable Fuels — 6.9%
Antero Midstream Corp.	19,854	336,525
Antero Resources Corp.(1)	4,461	163,719
APA Corp.	15,670	324,369
Chord Energy Corp.	2,329	266,205
Civitas Resources, Inc.	5,579	213,899
ConocoPhillips	578	57,309
Coterra Energy, Inc.	38,773	1,046,483
Devon Energy Corp.	32,942	1,193,159
Diamondback Energy, Inc.	230	36,561
EQT Corp.	23,783	1,145,627
Expand Energy Corp.	1,664	164,536
Hess Midstream LP, Class A	3,549	148,100
HF Sinclair Corp.	2,662	93,889
Magnolia Oil & Gas Corp., Class A	8,069	188,895
Matador Resources Co.	6,875	359,838
Murphy Oil Corp.	7,115	188,476
130

Avantis U.S. Mid Cap Value ETF
	Shares	Value
New Fortress Energy, Inc.(2)	4	$40
ONEOK, Inc.	1,952	195,961
Ovintiv, Inc.	16,869	733,127
Permian Resources Corp.	29,613	417,247
Range Resources Corp.	14,037	521,053
SM Energy Co.	6,346	207,578
Targa Resources Corp.	5,747	1,159,285
Texas Pacific Land Corp.	212	302,725
		9,464,606
Passenger Airlines — 2.8%
Alaska Air Group, Inc.(1)	4,002	289,264
Delta Air Lines, Inc.	25,873	1,555,485
United Airlines Holdings, Inc.(1)	21,533	2,020,011
		3,864,760
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	4,982	358,256
Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(1)	4,012	575,842
Viatris, Inc.	73,434	677,796
		1,253,638
Professional Services — 0.7%
Clarivate PLC(1)	519	2,226
Paycom Software, Inc.	1,427	313,184
Paylocity Holding Corp.(1)	1,508	308,069
Robert Half, Inc.	6,643	392,535
		1,016,014
Semiconductors and Semiconductor Equipment — 1.8%
Amkor Technology, Inc.	6,245	131,770
First Solar, Inc.(1)	5,092	693,429
ON Semiconductor Corp.(1)	23,945	1,126,612
Skyworks Solutions, Inc.	8,567	571,076
		2,522,887
Software — 0.5%
Manhattan Associates, Inc.(1)	3,438	608,113
Qualys, Inc.(1)	991	130,277
		738,390
Specialty Retail — 6.3%
Abercrombie & Fitch Co., Class A(1)	1,571	161,797
Best Buy Co., Inc.	11,941	1,073,615
Burlington Stores, Inc.(1)	2,213	551,767
CarMax, Inc.(1)	9,607	797,093
Dick's Sporting Goods, Inc.	2,329	524,258
Floor & Decor Holdings, Inc., Class A(1)	5,208	503,249
Gap, Inc.	15,554	351,676
Murphy USA, Inc.	1,262	592,181
Tractor Supply Co.	24,920	1,379,322
Ulta Beauty, Inc.(1)	1,860	681,430
Williams-Sonoma, Inc.	10,207	1,986,078
		8,602,466
Textiles, Apparel and Luxury Goods — 2.6%
Crocs, Inc.(1)	2,095	208,599
Deckers Outdoor Corp.(1)	9,240	1,287,686
Lululemon Athletica, Inc.(1)	1,521	556,093
Ralph Lauren Corp.	2,213	600,033
131

Avantis U.S. Mid Cap Value ETF
	Shares	Value
Tapestry, Inc.	8,174	$698,223
VF Corp.	6,746	168,178
		3,518,812
Trading Companies and Distributors — 1.0%
Applied Industrial Technologies, Inc.	2,408	603,396
Fastenal Co.	3,216	243,548
FTAI Aviation Ltd.	807	103,869
Herc Holdings, Inc.	764	109,619
MSC Industrial Direct Co., Inc., Class A	24	1,929
WESCO International, Inc.	1,700	306,799
		1,369,160
TOTAL COMMON STOCKS (Cost $135,838,893)		137,065,080
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	126,241	126,241
State Street Navigator Securities Lending Government Money Market Portfolio(3)	52,435	52,435
TOTAL SHORT-TERM INVESTMENTS (Cost $178,676)		178,676
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $136,017,569)		137,243,756
OTHER ASSETS AND LIABILITIES — 0.1%		89,192
TOTAL NET ASSETS — 100.0%		$137,332,948

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $51,390. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $52,435.

See Notes to Financial Statements.
132

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.5%
AAR Corp.(1)	7,134	$463,853
AerSale Corp.(1)	40,882	286,174
Astronics Corp.(1)	35,653	713,416
Byrna Technologies, Inc.(1)	8,512	219,014
Cadre Holdings, Inc.	41,379	1,391,162
Ducommun, Inc.(1)	24,069	1,410,925
Eve Holding, Inc.(1)(2)	27,816	114,324
Innovative Solutions & Support, Inc.(1)	4,177	29,824
Mercury Systems, Inc.(1)	29,832	1,324,839
National Presto Industries, Inc.	10,088	1,026,353
Park Aerospace Corp.	31,844	440,402
Spirit AeroSystems Holdings, Inc., Class A(1)	2	70
Virgin Galactic Holdings, Inc.(1)(2)	8,102	30,787
		7,451,143
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	115,736	2,584,385
Forward Air Corp.(1)	19,411	436,165
Hub Group, Inc., Class A	110,783	4,553,181
Radiant Logistics, Inc.(1)	60,383	408,189
		7,981,920
Automobile Components — 2.3%
Adient PLC(1)	144,682	2,290,316
American Axle & Manufacturing Holdings, Inc.(1)	216,548	1,074,078
Dana, Inc.	252,254	3,751,017
Fox Factory Holding Corp.(1)	31,202	865,231
Gentherm, Inc.(1)	57,408	1,899,057
Goodyear Tire & Rubber Co.(1)	210,047	1,984,944
Holley, Inc.(1)	94,908	258,150
LCI Industries	34,541	3,586,047
Motorcar Parts of America, Inc.(1)	19,245	207,846
Patrick Industries, Inc.	57,992	5,254,075
Phinia, Inc.	77,663	3,829,562
QuantumScape Corp.(1)(2)	484,752	2,273,487
Solid Power, Inc.(1)(2)	3,381	4,159
Standard Motor Products, Inc.	35,541	1,013,985
Stoneridge, Inc.(1)	50,391	283,197
Strattec Security Corp.(1)	2,375	118,109
Visteon Corp.(1)	28,432	2,465,623
XPEL, Inc.(1)	39,773	1,329,611
		32,488,494
Automobiles — 0.1%
Winnebago Industries, Inc.	51,986	2,100,754
Banks — 20.4%
1st Source Corp.	18,279	1,186,307
ACNB Corp.	8,204	336,118
Amalgamated Financial Corp.	34,054	1,105,052
Amerant Bancorp, Inc.	65,972	1,514,717
Ameris Bancorp	253	16,339
Ames National Corp.	1,577	29,600
Arrow Financial Corp.	28,268	764,084
Banc of California, Inc.	252,168	3,749,738
133

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Bancorp, Inc.(1)	95,382	$5,324,223
Bank First Corp.	18,072	1,892,861
Bank of Hawaii Corp.	71,073	5,132,892
Bank of Marin Bancorp	29,415	717,138
Bank of NT Butterfield & Son Ltd.	85,378	3,312,666
Bank7 Corp.	5,666	233,553
BankUnited, Inc.	147,686	5,550,040
Bankwell Financial Group, Inc.	916	29,028
Banner Corp.	69,110	4,767,208
Bar Harbor Bankshares	27,340	878,161
BayCom Corp.	8,174	224,785
BCB Bancorp, Inc.	10,974	111,167
Berkshire Hills Bancorp, Inc.	82,538	2,351,508
Blue Foundry Bancorp(1)	13,209	131,165
Blue Ridge Bankshares, Inc.(1)(2)	33,849	124,226
Bridgewater Bancshares, Inc.(1)	26,259	380,756
Brookline Bancorp, Inc.	169,721	2,002,708
Burke & Herbert Financial Services Corp.	21,080	1,314,549
Business First Bancshares, Inc.	49,550	1,314,561
Byline Bancorp, Inc.	51,101	1,458,423
C&F Financial Corp.	2,797	222,921
California BanCorp(1)	32,991	527,526
Camden National Corp.	28,569	1,256,465
Capital Bancorp, Inc.	11,384	347,326
Capital City Bank Group, Inc.	24,455	907,281
Carter Bankshares, Inc.(1)	42,554	737,886
Cathay General Bancorp	32,699	1,535,218
Central Pacific Financial Corp.	54,657	1,587,239
Chemung Financial Corp.	200	10,330
ChoiceOne Financial Services, Inc.(2)	9,601	305,216
Citizens & Northern Corp.	5,470	116,785
Citizens Financial Services, Inc.	5,541	335,064
City Holding Co.	26,668	3,173,225
Civista Bancshares, Inc.	23,753	489,549
CNB Financial Corp.	39,813	993,334
Coastal Financial Corp.(1)	23,322	2,302,581
Colony Bankcorp, Inc.	13,578	229,061
Columbia Financial, Inc.(1)	49,056	778,519
Community Trust Bancorp, Inc.	30,175	1,647,253
Community West Bancshares	24,661	475,711
ConnectOne Bancorp, Inc.	71,123	1,815,770
CrossFirst Bankshares, Inc.(1)	80,701	1,290,409
Customers Bancorp, Inc.(1)	53,549	2,891,646
CVB Financial Corp.	244,732	4,936,244
Dime Community Bancshares, Inc.	76,484	2,371,004
Eagle Bancorp, Inc.	58,296	1,355,965
Eastern Bankshares, Inc.	267	4,777
Enterprise Bancorp, Inc.	10,969	473,312
Enterprise Financial Services Corp.	72,029	4,255,473
Equity Bancshares, Inc., Class A	28,065	1,205,111
Esquire Financial Holdings, Inc.	14,201	1,095,181
Evans Bancorp, Inc.	8,285	359,652
Farmers & Merchants Bancorp, Inc.	12,516	321,661
Farmers National Banc Corp.	67,197	973,685
134

Avantis U.S. Small Cap Equity ETF
	Shares	Value
FB Financial Corp.	69,378	$3,504,977
Fidelity D&D Bancorp, Inc.	374	16,774
Financial Institutions, Inc.	32,405	907,988
First BanCorp	4,517	87,946
First Bancorp, Inc.	2,854	74,946
First Bancorp/Southern Pines NC	79,334	3,328,855
First Bancshares, Inc.	57,034	2,034,403
First Bank	22,255	340,056
First Busey Corp.	103,208	2,475,960
First Business Financial Services, Inc.	9,350	496,859
First Commonwealth Financial Corp.	195,724	3,217,703
First Community Bankshares, Inc.	30,069	1,261,094
First Community Corp.	1,730	43,129
First Financial Bancorp	171,789	4,708,736
First Financial Corp.	20,380	1,053,850
First Financial Northwest, Inc.	7,435	158,366
First Foundation, Inc.	122,607	624,070
First Hawaiian, Inc.	178,553	4,804,861
First Internet Bancorp	15,646	464,217
First Merchants Corp.	108,628	4,757,906
First Mid Bancshares, Inc.	39,648	1,510,589
First of Long Island Corp.	41,658	548,636
First Savings Financial Group, Inc.	175	4,484
First United Corp.	4,913	175,836
First Western Financial, Inc.(1)	1,290	25,658
Five Star Bancorp	27,028	823,273
Flushing Financial Corp.	55,787	799,428
FS Bancorp, Inc.	3,838	151,256
FVCBankcorp, Inc.(1)	53	626
German American Bancorp, Inc.	54,556	2,177,876
Great Southern Bancorp, Inc.	17,343	1,023,410
Greene County Bancorp, Inc.	2,903	75,188
Guaranty Bancshares, Inc.	7,748	313,407
Hanmi Financial Corp.	61,570	1,478,296
Hanover Bancorp, Inc.	1,034	24,888
HarborOne Bancorp, Inc.	75,995	880,782
HBT Financial, Inc.	12,179	304,475
Heritage Commerce Corp.	113,808	1,207,503
Heritage Financial Corp.	65,811	1,663,044
Hilltop Holdings, Inc.	86,275	2,759,937
Hingham Institution For Savings	3,151	818,346
Home Bancorp, Inc.	7,640	359,080
HomeStreet, Inc.(1)	16,455	165,208
HomeTrust Bancshares, Inc.	28,559	1,048,686
Hope Bancorp, Inc.	221,022	2,413,560
Horizon Bancorp, Inc.	83,435	1,421,732
Independent Bank Corp.	79,654	5,461,078
Independent Bank Corp. (Michigan)	39,955	1,357,671
Investar Holding Corp.	6,583	123,300
Kearny Financial Corp.	108,156	756,010
Lakeland Financial Corp.	44,745	2,971,515
LCNB Corp.	59	914
Live Oak Bancshares, Inc.	65,600	2,086,736
MainStreet Bancshares, Inc.	165	2,719
135

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Mercantile Bank Corp.	30,674	$1,478,794
Meridian Corp.	648	9,908
Metrocity Bankshares, Inc.	30,249	915,940
Metropolitan Bank Holding Corp.(1)	21,553	1,302,448
Mid Penn Bancorp, Inc.	29,938	850,239
Middlefield Banc Corp.	181	4,851
Midland States Bancorp, Inc.	39,254	760,743
MidWestOne Financial Group, Inc.	24,277	739,235
MVB Financial Corp.	7,907	146,200
National Bank Holdings Corp., Class A	67,968	2,845,820
National Bankshares, Inc.	27	759
NBT Bancorp, Inc.	88,780	4,239,245
Nicolet Bankshares, Inc.	23,771	2,849,430
Northeast Bank	13,676	1,373,344
Northfield Bancorp, Inc.	76,250	898,225
Northrim BanCorp, Inc.	10,520	865,796
Northwest Bancshares, Inc.	238,180	3,005,832
Norwood Financial Corp.	172	4,444
Oak Valley Bancorp	539	14,591
OceanFirst Financial Corp.	108,749	1,958,569
OFG Bancorp	89,916	3,820,531
Old Second Bancorp, Inc.	83,152	1,525,008
Orange County Bancorp, Inc.	11,704	299,037
Origin Bancorp, Inc.	55,909	2,164,796
Orrstown Financial Services, Inc.	31,491	1,054,948
Pacific Premier Bancorp, Inc.	176,149	4,208,200
Park National Corp.	28,301	4,710,418
Parke Bancorp, Inc.	2,077	41,478
Pathward Financial, Inc.	46,335	3,591,426
PCB Bancorp	3,028	59,500
Peapack-Gladstone Financial Corp.	30,757	995,297
Penns Woods Bancorp, Inc.	5,044	154,145
Peoples Bancorp of North Carolina, Inc.	3,058	80,792
Peoples Bancorp, Inc.	64,680	2,069,760
Peoples Financial Services Corp.	11,916	581,858
Plumas Bancorp	132	6,067
Ponce Financial Group, Inc.(1)	11,923	156,430
Preferred Bank	23,099	2,050,036
Premier Financial Corp.	69,348	1,944,518
Primis Financial Corp.	36,981	388,670
Provident Bancorp, Inc.(1)	7,245	87,157
Provident Financial Services, Inc.	247,710	4,520,707
QCR Holdings, Inc.	32,933	2,480,843
RBB Bancorp	29,461	521,754
Red River Bancshares, Inc.	1,286	72,595
Renasant Corp.	113,376	4,104,211
Republic Bancorp, Inc., Class A	16,451	1,115,871
S&T Bancorp, Inc.	74,088	2,979,819
Sandy Spring Bancorp, Inc.	90,768	2,901,853
Seacoast Banking Corp. of Florida	156,221	4,417,930
Shore Bancshares, Inc.	60,557	916,530
Sierra Bancorp	22,416	688,620
Simmons First National Corp., Class A	227,850	5,005,864
SmartFinancial, Inc.	26,646	925,149
136

Avantis U.S. Small Cap Equity ETF
	Shares	Value
South Plains Financial, Inc.	22,242	$783,808
Southern First Bancshares, Inc.(1)	9,078	310,104
Southern Missouri Bancorp, Inc.	19,106	1,113,880
Southern States Bancshares, Inc.	459	14,908
Southside Bancshares, Inc.	55,103	1,694,417
SouthState Corp.	7,164	722,131
Stellar Bancorp, Inc.	86,528	2,517,100
Stock Yards Bancorp, Inc.	56,493	4,116,080
Third Coast Bancshares, Inc.(1)	17,184	615,531
Timberland Bancorp, Inc.	4,190	134,164
Tompkins Financial Corp.	22,782	1,569,452
Towne Bank	127,936	4,718,280
TriCo Bancshares	52,165	2,280,654
Triumph Financial, Inc.(1)	37,337	2,570,652
TrustCo Bank Corp.	35,489	1,171,492
Trustmark Corp.	107,124	3,919,667
UMB Financial Corp.	42,250	4,661,398
Unity Bancorp, Inc.	9,292	441,277
Univest Financial Corp.	54,294	1,659,225
USCB Financial Holdings, Inc.	429	8,357
Veritex Holdings, Inc.	104,322	2,747,841
Virginia National Bankshares Corp.	550	20,009
WaFd, Inc.	157,268	4,653,560
Washington Trust Bancorp, Inc.	33,270	1,068,632
WesBanco, Inc.	112,369	3,940,781
West BanCorp, Inc.	3,207	72,542
Westamerica BanCorp	49,111	2,559,665
William Penn Bancorp	468	5,621
WSFS Financial Corp.	69,578	3,777,390
		295,354,645
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	2,555	622,832
MGP Ingredients, Inc.	12,845	420,545
Vita Coco Co., Inc.(1)	75,081	2,435,628
Zevia PBC, Class A(1)	17,048	41,597
		3,520,602
Biotechnology — 3.9%
2seventy bio, Inc.(1)(2)	86,137	227,402
4D Molecular Therapeutics, Inc.(1)(2)	35,472	160,688
89bio, Inc.(1)	125,440	1,157,811
Aadi Bioscience, Inc.(1)(2)	938	2,401
Absci Corp.(1)(2)	152,046	585,377
ACADIA Pharmaceuticals, Inc.(1)	58,597	1,148,501
ACELYRIN, Inc.(1)	83,767	224,496
Acrivon Therapeutics, Inc.(1)(2)	16,705	88,704
Adverum Biotechnologies, Inc.(1)(2)	17,544	82,632
Agios Pharmaceuticals, Inc.(1)	103,230	3,668,794
Akero Therapeutics, Inc.(1)	224	11,003
Aldeyra Therapeutics, Inc.(1)	20,014	102,272
Alector, Inc.(1)	27,652	45,349
Aligos Therapeutics, Inc.(1)	1,427	24,073
Altimmune, Inc.(1)(2)	30,103	200,185
Anika Therapeutics, Inc.(1)	26,291	458,778
Annexon, Inc.(1)	169,883	448,491
137

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Arcturus Therapeutics Holdings, Inc.(1)	41,317	$693,712
Arcus Biosciences, Inc.(1)	82,750	901,147
ARS Pharmaceuticals, Inc.(1)(2)	72,827	763,227
Assembly Biosciences, Inc.(1)	736	9,480
Astria Therapeutics, Inc.(1)	45,176	290,933
aTyr Pharma, Inc.(1)(2)	22,789	90,131
Aura Biosciences, Inc.(1)	47,645	356,861
Aurinia Pharmaceuticals, Inc.(1)	144,879	1,151,788
Beam Therapeutics, Inc.(1)	127,859	3,367,806
Biomea Fusion, Inc.(1)(2)	80	231
Black Diamond Therapeutics, Inc.(1)	122	245
C4 Therapeutics, Inc.(1)(2)	124,874	338,409
Cardiff Oncology, Inc.(1)	542	2,298
CareDx, Inc.(1)	60	1,329
Cargo Therapeutics, Inc.(1)(2)	38,259	143,854
Catalyst Pharmaceuticals, Inc.(1)	169,388	3,877,291
Celldex Therapeutics, Inc.(1)	7,497	154,213
Chimerix, Inc.(1)	38,901	204,230
Cidara Therapeutics, Inc.(1)(2)	5,399	134,435
Climb Bio, Inc.(1)	13,656	19,801
Compass Therapeutics, Inc.(1)	25,342	73,492
Corvus Pharmaceuticals, Inc.(1)(2)	46,776	188,975
Cullinan Therapeutics, Inc.(1)	87,836	745,728
Denali Therapeutics, Inc.(1)	63,368	1,049,374
Design Therapeutics, Inc.(1)	42,346	205,802
DiaMedica Therapeutics, Inc.(1)(2)	3,243	21,177
Dianthus Therapeutics, Inc.(1)(2)	42,099	909,338
Disc Medicine, Inc.(1)	3,585	201,405
Dynavax Technologies Corp.(1)	223,721	3,085,113
Emergent BioSolutions, Inc.(1)(2)	91,683	685,789
Enanta Pharmaceuticals, Inc.(1)	35,672	277,528
Engene Holdings, Inc.(1)	4,367	26,246
Entrada Therapeutics, Inc.(1)	52,643	628,557
Erasca, Inc.(1)	358,350	490,940
Essa Pharma, Inc.(1)	46,373	77,907
Genelux Corp.(1)	4,990	20,858
Gyre Therapeutics, Inc.(1)(2)	15,248	176,877
HilleVax, Inc.(1)	12,633	22,613
Ideaya Biosciences, Inc.(1)	6,870	141,316
Inmune Bio, Inc.(1)(2)	704	5,653
Inovio Pharmaceuticals, Inc.(1)	43,049	85,237
Instil Bio, Inc.(1)(2)	4,023	80,862
Intellia Therapeutics, Inc.(1)	168,517	1,700,337
iTeos Therapeutics, Inc.(1)	63,049	457,736
Jasper Therapeutics, Inc.(1)(2)	4,229	25,078
KalVista Pharmaceuticals, Inc.(1)	2,010	22,904
Kodiak Sciences, Inc.(1)	62,531	257,002
Korro Bio, Inc.(1)	6,152	154,231
Kura Oncology, Inc.(1)	48,936	377,297
Kyverna Therapeutics, Inc.(1)	4,239	12,039
Larimar Therapeutics, Inc.(1)	57,341	173,743
LENZ Therapeutics, Inc.(2)	33,718	736,064
MacroGenics, Inc.(1)	23,710	58,327
MiMedx Group, Inc.(1)	192,762	1,620,165
138

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Mineralys Therapeutics, Inc.(1)	32,780	$299,609
Monte Rosa Therapeutics, Inc.(1)(2)	83,404	458,722
Nkarta, Inc.(1)(2)	86,125	150,719
OnKure Therapeutics, Inc., Class A(1)	4,273	21,664
Organogenesis Holdings, Inc.(1)	102,097	634,022
ORIC Pharmaceuticals, Inc.(1)	99,175	796,375
Perspective Therapeutics, Inc.(1)(2)	2,524	7,017
Praxis Precision Medicines, Inc.(1)	14,243	549,780
Prime Medicine, Inc.(1)(2)	11,426	28,794
Protagonist Therapeutics, Inc.(1)	91,233	3,429,448
Protara Therapeutics, Inc.(1)(2)	19,076	71,344
Prothena Corp. PLC(1)	30,315	479,280
Puma Biotechnology, Inc.(1)	78,677	281,664
Pyxis Oncology, Inc.(1)(2)	79,935	95,123
REGENXBIO, Inc.(1)	80,933	531,730
Relay Therapeutics, Inc.(1)	266,476	908,683
Replimune Group, Inc.(1)	107,871	1,367,804
Rezolute, Inc.(1)(2)	65,814	291,556
Sage Therapeutics, Inc.(1)	95,791	699,274
Sagimet Biosciences, Inc., Class A(1)(2)	29,151	108,296
Savara, Inc.(1)(2)	4,791	11,930
Sera Prognostics, Inc., Class A(1)	10,851	46,008
Solid Biosciences, Inc.(1)(2)	48,015	268,404
Sutro Biopharma, Inc.(1)	78,914	125,473
Tango Therapeutics, Inc.(1)	88,884	183,990
Tectonic Therapeutic, Inc.(1)(2)	7,094	179,336
Tourmaline Bio, Inc.(1)	28,898	378,275
TScan Therapeutics, Inc.(1)	5,293	11,115
Tyra Biosciences, Inc.(1)	19,796	231,811
uniQure NV(1)	52	684
Vanda Pharmaceuticals, Inc.(1)	109,206	519,821
Verve Therapeutics, Inc.(1)	124,312	786,895
Vigil Neuroscience, Inc.(1)(2)	20,258	49,024
Vir Biotechnology, Inc.(1)	194,413	1,631,125
Viridian Therapeutics, Inc.(1)	109,054	1,693,609
Vistagen Therapeutics, Inc.(1)	31,063	83,870
Voyager Therapeutics, Inc.(1)	98,881	403,434
XBiotech, Inc.(1)(2)	13,228	46,563
Xencor, Inc.(1)	109,765	1,685,990
Zentalis Pharmaceuticals, Inc.(1)(2)	35,689	73,876
Zura Bio Ltd.(1)	12,636	17,185
Zymeworks, Inc.(1)	1,778	23,825
		55,597,235
Broadline Retail — 0.2%
1stdibs.com, Inc.(1)	13,074	48,112
ContextLogic, Inc., Class A(1)	44,073	360,958
Groupon, Inc.(1)(2)	24,408	271,417
Kohl's Corp.(2)	203,946	2,327,024
Savers Value Village, Inc.(1)(2)	21,243	158,898
		3,166,409
Building Products — 1.6%
American Woodmark Corp.(1)	27,939	1,734,453
Apogee Enterprises, Inc.	39,570	1,896,986
AZZ, Inc.	54,403	5,228,672
139

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Gibraltar Industries, Inc.(1)	55,533	$3,649,074
Hayward Holdings, Inc.(1)	134,572	1,949,948
Insteel Industries, Inc.	34,995	984,759
Janus International Group, Inc.(1)	249,880	2,021,529
JELD-WEN Holding, Inc.(1)	151,506	833,283
Masterbrand, Inc.(1)	232,342	3,250,465
Quanex Building Products Corp.	72,258	1,393,857
		22,943,026
Capital Markets — 1.1%
Diamond Hill Investment Group, Inc.	5,063	739,907
DigitalBridge Group, Inc.	118,614	1,348,641
Donnelley Financial Solutions, Inc.(1)	49,015	2,429,673
Federated Hermes, Inc.	64,399	2,495,461
Open Lending Corp., Class A(1)	158,137	771,709
Oppenheimer Holdings, Inc., Class A	18,087	1,193,742
StoneX Group, Inc.(1)	20,134	2,429,570
Virtus Investment Partners, Inc.	12,445	2,336,798
WisdomTree, Inc.	261,124	2,381,451
		16,126,952
Chemicals — 2.5%
AdvanSix, Inc.	50,004	1,396,112
Alto Ingredients, Inc.(1)	7,609	12,251
American Vanguard Corp.	49,410	253,967
Arq, Inc.(1)	44,290	231,194
Ashland, Inc.	671	40,810
Aspen Aerogels, Inc.(1)	1,666	12,678
Chemours Co.	111,142	1,661,573
Core Molding Technologies, Inc.(1)	13,208	181,346
Ecovyst, Inc.(1)	193,873	1,316,398
Flotek Industries, Inc.(1)	18,444	147,736
Ginkgo Bioworks Holdings, Inc.(1)(2)	10,560	87,014
Hawkins, Inc.	39,747	4,173,038
Huntsman Corp.	39,470	668,227
Ingevity Corp.(1)	66,202	3,155,187
Innospec, Inc.	30,492	3,153,178
Intrepid Potash, Inc.(1)	21,292	555,508
Koppers Holdings, Inc.	37,055	1,078,671
Kronos Worldwide, Inc.	42,367	370,711
LSB Industries, Inc.(1)	97,803	716,896
Mativ Holdings, Inc.	101,912	688,925
Minerals Technologies, Inc.	60,830	4,181,454
Northern Technologies International Corp.	6,509	73,877
Orion SA	101,403	1,417,614
PureCycle Technologies, Inc.(1)(2)	254,495	2,621,299
Quaker Chemical Corp.	9,943	1,382,276
Rayonier Advanced Materials, Inc.(1)	137,882	1,061,691
Sensient Technologies Corp.	8,110	562,834
Stepan Co.	41,326	2,552,294
Tronox Holdings PLC, Class A	222,343	1,725,382
Valhi, Inc.	1,690	28,967
		35,509,108
Commercial Services and Supplies — 2.0%
ACCO Brands Corp.	174,892	816,746
Acme United Corp.	4,245	165,937
140

Avantis U.S. Small Cap Equity ETF
	Shares	Value
BrightView Holdings, Inc.(1)	107,919	$1,448,273
CECO Environmental Corp.(1)	52,763	1,312,743
Civeo Corp.	23,962	515,183
Deluxe Corp.	80,411	1,323,565
Driven Brands Holdings, Inc.(1)	94,272	1,652,588
Ennis, Inc.	48,131	1,020,377
Healthcare Services Group, Inc.(1)	136,081	1,428,850
HNI Corp.	84,509	3,937,274
Interface, Inc.	109,229	2,209,703
Liquidity Services, Inc.(1)	43,617	1,460,297
Matthews International Corp., Class A	53,991	1,345,456
MillerKnoll, Inc.	128,126	2,754,709
Perma-Fix Environmental Services, Inc.(1)	553	4,446
Pursuit Attractions & Hospitality, Inc.(1)	36,300	1,441,110
Quad/Graphics, Inc.	51,009	320,337
Steelcase, Inc., Class A	168,240	2,045,798
Team, Inc.(1)	591	9,681
Vestis Corp.	228,354	2,705,995
Virco Mfg. Corp.	27,810	285,887
		28,204,955
Communications Equipment — 1.1%
ADTRAN Holdings, Inc.(1)	132,538	1,400,927
Aviat Networks, Inc.(1)	21,115	441,937
BK Technologies Corp.(1)	2,978	90,829
Calix, Inc.(1)	92,365	3,419,352
Clearfield, Inc.(1)	22,759	737,619
Digi International, Inc.(1)	26,600	812,364
Extreme Networks, Inc.(1)	59,969	926,521
Infinera Corp.(1)	46,265	307,200
KVH Industries, Inc.(1)	4,873	28,409
Lantronix, Inc.(1)	47,215	120,870
NETGEAR, Inc.(1)	55,826	1,468,224
NetScout Systems, Inc.(1)	24,647	554,311
Ribbon Communications, Inc.(1)	114,912	542,385
Viasat, Inc.(1)	162,910	1,423,833
Viavi Solutions, Inc.(1)	375,493	4,198,012
		16,472,793
Construction and Engineering — 1.4%
Ameresco, Inc., Class A(1)	60,397	712,685
Argan, Inc.	28,926	3,771,083
Centuri Holdings, Inc.(1)(2)	18,801	326,197
Concrete Pumping Holdings, Inc.	27,918	182,584
Everus Construction Group, Inc.(1)	9,209	383,094
Granite Construction, Inc.	48,124	3,974,080
Great Lakes Dredge & Dock Corp.(1)	131,607	1,117,343
Limbach Holdings, Inc.(1)	21,152	1,755,616
Matrix Service Co.(1)	50,810	634,109
MYR Group, Inc.(1)	28,319	3,475,308
Northwest Pipe Co.(1)	19,349	852,710
Orion Group Holdings, Inc.(1)	66,828	475,815
Tutor Perini Corp.(1)	93,396	2,744,909
		20,405,533
Construction Materials — 0.1%
U.S. Lime & Minerals, Inc.	20,228	1,898,398
141

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Consumer Finance — 1.9%
Atlanticus Holdings Corp.(1)	4,781	$262,620
Bread Financial Holdings, Inc.	99,112	5,352,048
Consumer Portfolio Services, Inc.(1)	2,295	22,950
Dave, Inc.(1)	10,502	1,057,131
Encore Capital Group, Inc.(1)	37,985	1,432,604
Enova International, Inc.(1)	46,323	4,787,019
EZCORP, Inc., Class A(1)	95,333	1,311,782
Green Dot Corp., Class A(1)	99,559	761,626
LendingClub Corp.(1)	229,312	2,932,901
LendingTree, Inc.(1)	21,453	866,487
Medallion Financial Corp.	20,357	169,777
Moneylion, Inc.(1)	12,294	1,071,053
Navient Corp.	144,104	2,062,128
NerdWallet, Inc., Class A(1)	27,906	284,641
Oportun Financial Corp.(1)	37,492	264,694
OppFi, Inc.	36,786	362,710
PRA Group, Inc.(1)	71,987	1,506,688
PROG Holdings, Inc.	81,334	2,307,446
Regional Management Corp.	12,579	422,026
World Acceptance Corp.(1)	5,652	762,116
		28,000,447
Consumer Staples Distribution & Retail — 1.6%
Andersons, Inc.	62,986	2,694,541
Chefs' Warehouse, Inc.(1)	59,362	3,714,874
Grocery Outlet Holding Corp.(1)	98,279	1,166,572
HF Foods Group, Inc.(1)	5,762	11,005
Ingles Markets, Inc., Class A	27,786	1,707,172
Natural Grocers by Vitamin Cottage, Inc.	26,586	1,181,482
PriceSmart, Inc.	47,884	4,280,351
SpartanNash Co.	64,782	1,307,948
United Natural Foods, Inc.(1)	124,756	3,965,993
Village Super Market, Inc., Class A	16,132	508,158
Weis Markets, Inc.	31,318	2,316,906
		22,855,002
Containers and Packaging — 0.5%
Ardagh Metal Packaging SA(2)	107,940	309,788
Greif, Inc., Class A	15,511	888,160
Greif, Inc., Class B	1,214	73,581
Myers Industries, Inc.	67,309	737,707
O-I Glass, Inc.(1)	267,615	3,069,544
Pactiv Evergreen, Inc.	70,528	1,259,630
Ranpak Holdings Corp.(1)	7,038	47,084
TriMas Corp.	68,919	1,412,150
		7,797,644
Distributors — 0.1%
A-Mark Precious Metals, Inc.	33,375	907,132
Weyco Group, Inc.	510	17,738
		924,870
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.(1)	6,258	640,256
American Public Education, Inc.(1)	32,650	690,874
Carriage Services, Inc.	25,173	1,009,689
Coursera, Inc.(1)	100,924	799,318
142

Avantis U.S. Small Cap Equity ETF
	Shares	Value
European Wax Center, Inc., Class A(1)	51,903	$337,370
Laureate Education, Inc., Class A(1)	244,824	4,881,791
Lincoln Educational Services Corp.(1)	43,482	797,895
Mister Car Wash, Inc.(1)	166,366	1,412,447
OneSpaWorld Holdings Ltd.	151,107	2,883,122
Perdoceo Education Corp.	120,007	3,072,179
Strategic Education, Inc.	36,444	2,934,835
Universal Technical Institute, Inc.(1)	88,493	2,499,042
		21,958,818
Diversified Telecommunication Services — 0.3%
ATN International, Inc.	20,266	350,196
IDT Corp., Class B	31,041	1,507,351
Liberty Latin America Ltd., Class A(1)	58,423	395,524
Liberty Latin America Ltd., Class C(1)	240,263	1,612,165
Shenandoah Telecommunications Co.	98,567	1,065,509
		4,930,745
Electric Utilities — 0.2%
Genie Energy Ltd., Class B	32,165	459,959
Hawaiian Electric Industries, Inc.(1)	239,759	2,625,361
MGE Energy, Inc.	4,486	411,725
Otter Tail Corp.	764	60,914
		3,557,959
Electrical Equipment — 0.9%
Allient, Inc.	23,127	575,400
Amprius Technologies, Inc.(1)	12,457	31,765
Array Technologies, Inc.(1)	257,304	1,358,565
Atkore, Inc.	8,087	497,351
Energy Vault Holdings, Inc.(1)(2)	51,981	70,694
Espey Mfg. & Electronics Corp.	661	17,728
Fluence Energy, Inc.(1)(2)	23,161	132,481
Freyr Battery, Inc.(1)(2)	56,532	86,494
FuelCell Energy, Inc.(1)(2)	2,251	12,988
GrafTech International Ltd.(1)	86,582	101,301
Hyliion Holdings Corp.(1)(2)	198,683	335,774
LSI Industries, Inc.	48,765	901,665
Plug Power, Inc.(1)(2)	995,293	1,602,422
Powell Industries, Inc.	19,042	3,231,618
Preformed Line Products Co.	4,579	596,552
Shoals Technologies Group, Inc., Class A(1)	74,451	225,587
Sunrun, Inc.(1)	113,708	824,383
Thermon Group Holdings, Inc.(1)	51,947	1,532,436
Ultralife Corp.(1)	13,710	85,962
Vicor Corp.(1)	1,265	80,112
		12,301,278
Electronic Equipment, Instruments and Components — 2.8%
908 Devices, Inc.(1)(2)	43,041	96,412
Aeva Technologies, Inc.(1)(2)	31,958	114,410
Bel Fuse, Inc., Class A	2,541	207,117
Bel Fuse, Inc., Class B	20,343	1,706,981
Benchmark Electronics, Inc.	71,567	2,859,817
Climb Global Solutions, Inc.	5,146	630,848
Coda Octopus Group, Inc.(1)(2)	36	276
CTS Corp.	55,565	2,481,533
Daktronics, Inc.(1)	81,357	1,241,508
143

Avantis U.S. Small Cap Equity ETF
	Shares	Value
ePlus, Inc.(1)	51,018	$3,284,539
Evolv Technologies Holdings, Inc.(1)(2)	99,878	353,568
FARO Technologies, Inc.(1)	31,766	1,015,241
Frequency Electronics, Inc.	6,099	96,059
IPG Photonics Corp.(1)	4,418	257,083
Kimball Electronics, Inc.(1)	45,952	828,055
Knowles Corp.(1)	134,009	2,223,209
Methode Electronics, Inc.	60,792	662,633
M-Tron Industries, Inc.(1)	4,198	166,073
Napco Security Technologies, Inc.	67,615	1,660,624
nLight, Inc.(1)	83,368	764,485
OSI Systems, Inc.(1)	17,606	3,630,533
Ouster, Inc.(1)	45,785	377,726
PC Connection, Inc.	22,476	1,433,969
Plexus Corp.(1)	27,421	3,644,799
Richardson Electronics Ltd.	22,138	292,222
Rogers Corp.(1)	32,591	2,605,325
ScanSource, Inc.(1)	41,000	1,501,010
TTM Technologies, Inc.(1)	185,032	4,461,122
Vishay Intertechnology, Inc.	112,874	1,934,660
Vishay Precision Group, Inc.(1)	21,353	502,650
Vuzix Corp.(1)(2)	34,995	103,585
		41,138,072
Energy Equipment and Services — 2.6%
Aris Water Solutions, Inc., Class A	58,926	1,853,812
Atlas Energy Solutions, Inc.	95,929	1,859,104
Bristow Group, Inc.(1)	48,688	1,803,403
Core Laboratories, Inc.	86,838	1,270,440
DMC Global, Inc.(1)	35,252	298,937
Energy Services of America Corp.(2)	21,437	228,733
Expro Group Holdings NV(1)	185,045	2,200,185
Forum Energy Technologies, Inc.(1)	13,525	252,376
Geospace Technologies Corp.(1)	18,366	148,397
Gulf Island Fabrication, Inc.(1)	6,018	39,117
Helix Energy Solutions Group, Inc.(1)	275,106	2,371,414
Helmerich & Payne, Inc.	71,234	1,888,413
Innovex International, Inc.(1)	66,141	1,211,042
KLX Energy Services Holdings, Inc.(1)(2)	22,564	105,374
Kodiak Gas Services, Inc.	49,714	2,137,702
Liberty Energy, Inc., Class A	142,274	2,457,072
Mammoth Energy Services, Inc.(1)	3,873	9,489
Nabors Industries Ltd.(1)	17,304	695,448
Natural Gas Services Group, Inc.(1)	21,093	542,301
Noble Corp. PLC	8,080	209,272
NPK International, Inc.(1)	155,041	945,750
Oceaneering International, Inc.(1)	190,163	4,200,701
Oil States International, Inc.(1)	113,614	618,060
Patterson-UTI Energy, Inc.	23,469	195,027
ProFrac Holding Corp., Class A(1)(2)	34,701	249,500
ProPetro Holding Corp.(1)	173,872	1,467,480
Ranger Energy Services, Inc.	26,859	448,814
RPC, Inc.	185,065	1,032,663
SEACOR Marine Holdings, Inc.(1)	47,126	272,860
Seadrill Ltd.(1)	33,798	860,835
144

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Select Water Solutions, Inc., Class A	184,721	$2,240,666
Smart Sand, Inc.	4,554	9,837
Solaris Energy Infrastructure, Inc., Class A	63,766	2,177,609
TETRA Technologies, Inc.(1)	229,988	871,654
Tidewater, Inc.(1)	2,760	125,911
Valaris Ltd.(1)	2,763	98,639
		37,398,037
Entertainment — 0.5%
Eventbrite, Inc., Class A(1)	2,550	6,222
IMAX Corp.(1)	82,896	2,122,138
Lions Gate Entertainment Corp., Class A(1)(2)	52,918	527,592
Lions Gate Entertainment Corp., Class B(1)	114,241	1,006,463
Marcus Corp.	46,370	850,426
Playstudios, Inc.(1)	95,146	155,088
Skillz, Inc.(1)(2)	7,684	45,182
Sphere Entertainment Co.(1)	51,821	2,260,950
Vivid Seats, Inc., Class A(1)(2)	61,006	252,565
		7,226,626
Financial Services — 2.3%
Acacia Research Corp.(1)	67,278	282,568
Alerus Financial Corp.	33,847	689,463
AvidXchange Holdings, Inc.(1)	86,212	655,211
Cannae Holdings, Inc.	107,233	2,148,949
Cass Information Systems, Inc.	24,660	1,077,889
EVERTEC, Inc.	116,531	4,351,268
Federal Agricultural Mortgage Corp., Class C	16,570	3,464,290
Finance of America Cos., Inc., Class A(1)(2)	5,745	130,009
Flywire Corp.(1)	57,155	651,567
International Money Express, Inc.(1)	53,527	820,034
loanDepot, Inc., Class A(1)	113,764	186,573
Marqeta, Inc., Class A(1)	594,583	2,485,357
Merchants Bancorp	38,473	1,566,621
NCR Atleos Corp.(1)	124,361	3,536,827
NewtekOne, Inc.	44,368	576,340
NMI Holdings, Inc., Class A(1)	120,278	4,382,930
Onity Group, Inc.(1)	6,433	207,915
Payoneer Global, Inc.(1)	349,155	2,985,275
Paysafe Ltd.(1)	62,645	1,240,371
Paysign, Inc.(1)	10,166	26,940
Priority Technology Holdings, Inc.(1)	14,673	157,441
Repay Holdings Corp.(1)	64,983	468,527
Velocity Financial, Inc.(1)	8,189	154,281
Waterstone Financial, Inc.	18,792	264,403
		32,511,049
Food Products — 1.4%
Alico, Inc.	3,526	103,559
B&G Foods, Inc.	146,723	980,110
BRC, Inc., Class A(1)(2)	90,259	232,868
Calavo Growers, Inc.	31,383	719,298
Dole PLC	134,498	1,967,706
Fresh Del Monte Produce, Inc.	75,159	2,291,598
Hain Celestial Group, Inc.(1)(2)	102,217	365,937
J&J Snack Foods Corp.	4,321	567,952
John B Sanfilippo & Son, Inc.	14,719	1,040,192
145

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Lifeway Foods, Inc.(1)	8,570	$181,255
Limoneira Co.	30,398	669,972
Mama's Creations, Inc.(1)	67,346	411,821
Mission Produce, Inc.(1)	82,988	1,024,902
Seaboard Corp.	169	473,556
Seneca Foods Corp., Class A(1)	9,133	741,600
Tootsie Roll Industries, Inc.	17,009	527,109
TreeHouse Foods, Inc.(1)	49,355	1,553,695
Utz Brands, Inc.	87,276	1,188,699
Vital Farms, Inc.(1)	56,830	1,881,641
Westrock Coffee Co.(1)(2)	42,842	273,332
WK Kellogg Co.	115,812	2,295,394
		19,492,196
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	37,011	4,697,806
Northwest Natural Holding Co.	73,182	2,991,680
RGC Resources, Inc.	191	3,873
Star Group LP	11,926	155,277
		7,848,636
Ground Transportation — 0.7%
ArcBest Corp.	31,653	2,493,307
Armlogi Holding Corp.(1)	5,148	11,840
Covenant Logistics Group, Inc.	29,360	738,991
Heartland Express, Inc.	83,853	865,363
Hertz Global Holdings, Inc.(1)(2)	76,822	320,348
Marten Transport Ltd.	109,823	1,616,595
PAMT Corp.(1)	1,650	21,466
Universal Logistics Holdings, Inc.	13,354	363,229
Werner Enterprises, Inc.	114,776	3,737,107
		10,168,246
Health Care Equipment and Supplies — 2.3%
AngioDynamics, Inc.(1)	68,332	634,804
Artivion, Inc.(1)	62,024	1,576,030
Avanos Medical, Inc.(1)	84,298	1,268,685
Bioventus, Inc., Class A(1)	67,887	688,374
Butterfly Network, Inc.(1)	154,165	558,077
CONMED Corp.	52,722	3,119,561
CVRx, Inc.(1)	358	4,640
Electromed, Inc.(1)	6,855	185,359
Enovis Corp.(1)	60,404	2,334,615
Inogen, Inc.(1)	46,384	386,379
Integra LifeSciences Holdings Corp.(1)	61,023	1,416,344
iRadimed Corp.	14,691	791,992
Kewaunee Scientific Corp.(1)	2,953	160,525
LENSAR, Inc.(1)	1,371	17,823
LivaNova PLC(1)	98,842	4,114,792
Merit Medical Systems, Inc.(1)	4	408
Neogen Corp.(1)	59,228	595,241
Nevro Corp.(1)	36,562	209,135
Omnicell, Inc.(1)	69,626	2,649,965
OraSure Technologies, Inc.(1)	140,518	489,003
Orchestra BioMed Holdings, Inc.(1)	3,182	14,923
Orthofix Medical, Inc.(1)	66,134	1,149,409
OrthoPediatrics Corp.(1)	26,944	625,640
146

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Pro-Dex, Inc.(1)(2)	1,844	$64,024
Pulmonx Corp.(1)	31,684	273,116
QuidelOrtho Corp.(1)	77,394	3,094,986
Sensus Healthcare, Inc.(1)(2)	20,988	100,323
SI-BONE, Inc.(1)	8,222	148,983
Sight Sciences, Inc.(1)	47,604	126,151
STAAR Surgical Co.(1)	267	4,672
Surmodics, Inc.(1)	87	2,859
Tactile Systems Technology, Inc.(1)	41,725	596,250
UFP Technologies, Inc.(1)	14,061	3,200,143
Utah Medical Products, Inc.	6,020	358,852
Varex Imaging Corp.(1)	50,992	655,757
Vicarious Surgical, Inc., Class A(1)	564	6,204
Zimvie, Inc.(1)	51,845	687,983
Zynex, Inc.(1)	30,156	217,425
		32,529,452
Health Care Providers and Services — 2.8%
Accolade, Inc.(1)	45,179	314,898
AdaptHealth Corp.(1)	171,446	1,951,056
Addus HomeCare Corp.(1)	32,075	3,071,823
AirSculpt Technologies, Inc.(1)(2)	11,590	52,561
AMN Healthcare Services, Inc.(1)	58,901	1,491,373
Astrana Health, Inc.(1)	60,283	1,529,983
BrightSpring Health Services, Inc.(1)	90,241	1,739,846
Brookdale Senior Living, Inc.(1)	371,709	2,118,741
Castle Biosciences, Inc.(1)	52,453	1,137,181
Clover Health Investments Corp.(1)	746,779	2,964,713
Concentra Group Holdings Parent, Inc.	101,248	2,286,180
Cross Country Healthcare, Inc.(1)	56,992	977,983
DocGo, Inc.(1)	130,481	403,186
Enhabit, Inc.(1)	6,149	51,467
Fulgent Genetics, Inc.(1)	36,916	570,352
InfuSystem Holdings, Inc.(1)	2,590	20,668
Joint Corp.(1)	15,984	181,418
National HealthCare Corp.	26,424	2,461,924
National Research Corp.	34,848	508,432
Nutex Health, Inc.(1)	4,217	231,513
Owens & Minor, Inc.(1)	139,285	1,334,350
Patterson Cos., Inc.	136,817	4,260,481
Pediatrix Medical Group, Inc.(1)	163,113	2,409,179
Pennant Group, Inc.(1)	14,366	327,114
Premier, Inc., Class A	188,382	3,424,785
Progyny, Inc.(1)	28,987	653,077
Select Medical Holdings Corp.	150,649	2,740,305
Talkspace, Inc.(1)	142,417	407,313
U.S. Physical Therapy, Inc.	11,984	970,944
		40,592,846
Health Care Technology — 0.3%
Claritev Corp.(1)	2,024	42,484
GoodRx Holdings, Inc., Class A(1)	1,606	7,998
Health Catalyst, Inc.(1)	95,134	444,276
HealthStream, Inc.	43,888	1,482,098
iCAD, Inc.(1)	5,243	12,635
OptimizeRx Corp.(1)	15,631	80,968
147

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Schrodinger, Inc.(1)	16,671	$371,930
Teladoc Health, Inc.(1)	196,362	1,877,221
TruBridge, Inc.(1)	5,321	154,575
		4,474,185
Hotels, Restaurants and Leisure — 1.9%
Accel Entertainment, Inc.(1)	105,199	1,132,993
Biglari Holdings, Inc., Class B(1)	383	93,881
BJ's Restaurants, Inc.(1)	43,142	1,645,004
Bloomin' Brands, Inc.	150,075	1,407,704
Century Casinos, Inc.(1)	4,013	10,514
Cheesecake Factory, Inc.	87,380	4,721,141
Cracker Barrel Old Country Store, Inc.	42,888	1,942,398
Dave & Buster's Entertainment, Inc.(1)(2)	59,070	1,233,972
El Pollo Loco Holdings, Inc.(1)	46,991	529,824
Everi Holdings, Inc.(1)	113,765	1,566,544
First Watch Restaurant Group, Inc.(1)	32,366	690,043
Full House Resorts, Inc.(1)(2)	22,902	110,159
Golden Entertainment, Inc.	38,612	1,200,447
Krispy Kreme, Inc.	43,568	270,557
Marriott Vacations Worldwide Corp.	37	2,791
Monarch Casino & Resort, Inc.	24,591	2,252,044
ONE Group Hospitality, Inc.(1)	18,873	61,526
Playa Hotels & Resorts NV(1)	177,883	2,374,738
PlayAGS, Inc.(1)	50,653	613,914
Portillo's, Inc., Class A(1)(2)	35,457	495,334
Potbelly Corp.(1)	50,404	642,651
RCI Hospitality Holdings, Inc.	15,040	748,541
Rush Street Interactive, Inc.(1)	114,256	1,332,225
Super Group SGHC Ltd.	295,273	2,217,500
Target Hospitality Corp.(1)	58,223	326,631
Wendy's Co.	15,927	246,869
		27,869,945
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	870	13,746
Beazer Homes USA, Inc.(1)	54,912	1,224,537
Century Communities, Inc.	45,368	3,149,900
Champion Homes, Inc.(1)	2	205
Cricut, Inc., Class A	85,520	461,808
Ethan Allen Interiors, Inc.	44,712	1,274,292
Flexsteel Industries, Inc.	7,253	326,312
Green Brick Partners, Inc.(1)	23,272	1,390,036
Hamilton Beach Brands Holding Co., Class A	12,374	241,169
Helen of Troy Ltd.(1)	40,656	2,237,300
Hooker Furnishings Corp.	13,013	170,080
Hovnanian Enterprises, Inc., Class A(1)	9,108	926,375
Landsea Homes Corp.(1)	37,515	267,107
La-Z-Boy, Inc.	78,763	3,563,238
Legacy Housing Corp.(1)	20,035	494,664
Leggett & Platt, Inc.	140,134	1,285,029
LGI Homes, Inc.(1)	36,062	2,648,033
Lifetime Brands, Inc.	15,231	76,003
Lovesac Co.(1)(2)	27,245	570,783
Newell Brands, Inc.	81,811	525,227
Sonos, Inc.(1)	219,755	2,905,161
148

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Traeger, Inc.(1)	51,310	$119,039
Tri Pointe Homes, Inc.(1)	3,796	120,181
Universal Electronics, Inc.(1)	12,210	95,116
VOXX International Corp.(1)	5,013	37,347
		24,122,688
Household Products — 0.9%
Central Garden & Pet Co.(1)(2)	13,993	493,813
Central Garden & Pet Co., Class A(1)	98,984	3,116,016
Energizer Holdings, Inc.	134,078	4,120,217
Oil-Dri Corp. of America	19,042	839,943
Spectrum Brands Holdings, Inc.	51,281	3,971,201
		12,541,190
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc.(1)	110,446	544,499
Montauk Renewables, Inc.(1)	101,486	348,097
Sunnova Energy International, Inc.(1)(2)	233,834	388,164
XPLR Infrastructure LP	136,463	1,233,626
		2,514,386
Insurance — 3.4%
Ambac Financial Group, Inc.(1)	86,858	843,391
American Coastal Insurance Corp., Class C	42,909	520,915
AMERISAFE, Inc.	35,478	1,825,698
Brighthouse Financial, Inc.(1)	59,461	3,526,632
Crawford & Co., Class A	110	1,351
Crawford & Co., Class B	45	550
Donegal Group, Inc., Class A	24,906	435,606
eHealth, Inc.(1)	49,180	433,276
Employers Holdings, Inc.	46,903	2,429,575
Fidelis Insurance Holdings Ltd.	117,552	1,729,190
Genworth Financial, Inc., Class A(1)	611,426	4,249,411
GoHealth, Inc., Class A(1)	2,395	34,704
Goosehead Insurance, Inc., Class A	29,307	3,610,915
Greenlight Capital Re Ltd., A Shares(1)	45,300	631,029
HCI Group, Inc.	16,188	2,131,312
Heritage Insurance Holdings, Inc.(1)	48,341	568,007
Hippo Holdings, Inc.(1)	34,094	979,521
Horace Mann Educators Corp.	77,044	3,261,272
Investors Title Co.	2,313	548,875
James River Group Holdings Ltd.	63,991	316,755
Kingstone Cos., Inc.(1)	14,347	230,413
Lemonade, Inc.(1)(2)	1,730	62,885
Mercury General Corp.	4,804	259,080
Palomar Holdings, Inc.(1)	34,730	4,468,362
ProAssurance Corp.(1)	97,523	1,525,260
Root, Inc., Class A(1)	4,702	635,569
Safety Insurance Group, Inc.	26,616	2,026,542
Selectquote, Inc.(1)	249,467	1,137,570
SiriusPoint Ltd.(1)	189,072	2,900,364
Skyward Specialty Insurance Group, Inc.(1)	67,647	3,518,997
Stewart Information Services Corp.	11,721	834,535
Tiptree, Inc.	11,414	258,299
Trupanion, Inc.(1)	29,657	1,024,353
United Fire Group, Inc.	34,180	959,433
149

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Universal Insurance Holdings, Inc.	50,158	$1,112,504
		49,032,151
Interactive Media and Services — 1.2%
BuzzFeed, Inc.(1)	2,477	5,301
Cargurus, Inc.(1)	110,402	3,553,840
Cars.com, Inc.(1)	119,141	1,572,661
DHI Group, Inc.(1)	7,151	17,306
EverQuote, Inc., Class A(1)	8,430	226,598
Getty Images Holdings, Inc.(1)	121,265	259,507
Nextdoor Holdings, Inc.(1)	316,923	560,954
Outbrain, Inc.(1)	22,625	112,107
Shutterstock, Inc.	41,737	896,928
Taboola.com Ltd.(1)	253,477	691,992
Travelzoo(1)	14,778	243,394
TripAdvisor, Inc.(1)	169,659	2,510,953
TrueCar, Inc.(1)	132,394	308,478
Webtoon Entertainment, Inc.(1)(2)	22,931	207,296
Yelp, Inc.(1)	109,239	3,747,990
Ziff Davis, Inc.(1)	64,043	2,629,606
ZipRecruiter, Inc., Class A(1)	73,691	412,670
		17,957,581
IT Services — 0.3%
Applied Digital Corp.(1)(2)	171,031	1,368,248
CSP, Inc.(2)	6,657	110,173
Fastly, Inc., Class A(1)	112,883	768,733
Hackett Group, Inc.	46,733	1,419,749
		3,666,903
Leisure Products — 0.5%
American Outdoor Brands, Inc.(1)	7,858	124,942
AMMO, Inc.(1)(2)	17,050	27,280
Clarus Corp.	54,241	249,509
Escalade, Inc.	815	12,412
Funko, Inc., Class A(1)	64,073	789,379
JAKKS Pacific, Inc.(1)	16,231	439,536
Johnson Outdoors, Inc., Class A	8,294	223,109
Latham Group, Inc.(1)	72,459	428,233
Malibu Boats, Inc., Class A(1)	37,145	1,239,900
Marine Products Corp.(2)	6,827	58,712
MasterCraft Boat Holdings, Inc.(1)	30,654	538,897
Polaris, Inc.	3,438	154,435
Smith & Wesson Brands, Inc.	83,120	902,683
Sturm Ruger & Co., Inc.	31,099	1,227,167
Topgolf Callaway Brands Corp.(1)	169,655	1,107,847
		7,524,041
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	966	10,327
AbCellera Biologics, Inc.(1)(2)	42,766	110,550
Alpha Teknova, Inc.(1)	10,250	66,625
Azenta, Inc.(1)	76,022	3,316,080
Codexis, Inc.(1)	4,875	14,820
CryoPort, Inc.(1)(2)	55,445	308,829
Cytek Biosciences, Inc.(1)	195,712	878,747
Inotiv, Inc.(1)(2)	18,869	58,116
Lifecore Biomedical, Inc.(1)(2)	5	29
150

Avantis U.S. Small Cap Equity ETF
	Shares	Value
MaxCyte, Inc.(1)	158,057	$527,910
Mesa Laboratories, Inc.	7,679	1,070,299
Nautilus Biotechnology, Inc.(1)	1,246	1,620
OmniAb, Inc.(1)	157,078	546,631
OmniAb, Inc.(1)	309	31
OmniAb, Inc.(1)	309	19
Personalis, Inc.(1)	54,285	224,740
Quanterix Corp.(1)	64,866	492,333
Quantum-Si, Inc.(1)(2)	55,318	76,339
Seer, Inc.(1)	62,412	131,065
		7,835,110
Machinery — 4.6%
3D Systems Corp.(1)	222,727	755,045
AirJoule Technologies Corp.(1)	2,707	21,683
Alamo Group, Inc.	12,945	2,265,116
Albany International Corp., Class A	37,463	2,868,542
Astec Industries, Inc.	42,244	1,503,041
Atmus Filtration Technologies, Inc.	130,161	5,180,408
Blue Bird Corp.(1)	50,571	1,777,065
Columbus McKinnon Corp.	13,566	236,455
Commercial Vehicle Group, Inc.(1)	47,875	99,580
Douglas Dynamics, Inc.	39,803	1,076,273
Eastern Co.	5,152	144,771
Enerpac Tool Group Corp.	99,996	4,626,815
Gencor Industries, Inc.(1)	8,077	105,324
Gorman-Rupp Co.	38,276	1,459,847
Graham Corp.(1)	17,214	582,350
Greenbrier Cos., Inc.	58,301	3,276,516
Helios Technologies, Inc.	55,699	2,197,326
Hillenbrand, Inc.	66,944	2,001,626
Hillman Solutions Corp.(1)	356,020	3,474,755
Hurco Cos., Inc.	2,194	39,185
Hyster-Yale, Inc.	19,155	973,457
Kennametal, Inc.	141,239	3,125,619
L.B. Foster Co., Class A(1)	16,728	459,184
Lindsay Corp.	20,242	2,674,373
Luxfer Holdings PLC	47,566	580,305
Manitowoc Co., Inc.(1)	63,926	661,634
Mayville Engineering Co., Inc.(1)	20,885	312,231
Microvast Holdings, Inc.(1)(2)	86,725	141,362
Miller Industries, Inc.	21,854	1,265,784
NN, Inc.(1)	60,098	183,299
Omega Flex, Inc.	6,836	243,430
Palladyne AI Corp.(1)	355	2,263
Park-Ohio Holdings Corp.	15,329	370,962
Perma-Pipe International Holdings, Inc.(1)	3,164	42,429
Proto Labs, Inc.(1)	47,169	1,881,100
REV Group, Inc.	97,634	2,977,837
Richtech Robotics, Inc., Class B(1)	27,366	51,448
Shyft Group, Inc.	51,226	513,284
Standex International Corp.	21,793	4,053,062
Taylor Devices, Inc.(1)(2)	5,143	172,650
Tennant Co.	33,496	2,899,414
Terex Corp.	10,174	414,082
151

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Titan International, Inc.(1)	92,293	$786,336
Trinity Industries, Inc.	156,378	4,861,792
Twin Disc, Inc.	4,606	39,704
Wabash National Corp.	63,540	744,053
Worthington Enterprises, Inc.	43,770	1,837,902
		65,960,719
Marine Transportation — 0.2%
Costamare, Inc.	73,420	747,416
Genco Shipping & Trading Ltd.	83,720	1,195,522
Pangaea Logistics Solutions Ltd.	57,318	293,468
Safe Bulkers, Inc.	113,206	423,390
Star Bulk Carriers Corp.(2)	24,356	380,684
		3,040,480
Media — 1.4%
Advantage Solutions, Inc.(1)	127,154	319,157
AMC Networks, Inc., Class A(1)(2)	49,320	360,036
Boston Omaha Corp., Class A(1)	37,898	539,667
Cable One, Inc.(2)	5,559	1,446,341
Emerald Holding, Inc.	40,433	166,180
Entravision Communications Corp., Class A	90,869	202,638
EW Scripps Co., Class A(1)	124,807	202,187
Gambling.com Group Ltd.(1)	33,597	477,749
Gannett Co., Inc.(1)	287,768	1,162,583
Gray Media, Inc.	121,361	456,317
Ibotta, Inc., Class A(1)(2)	14,727	491,734
Integral Ad Science Holding Corp.(1)	43,825	461,039
John Wiley & Sons, Inc., Class A	78,967	3,149,204
Magnite, Inc.(1)	266,708	4,205,985
National CineMedia, Inc.(1)	131,879	882,270
PubMatic, Inc., Class A(1)	77,695	825,898
Scholastic Corp.	38,345	839,372
Sinclair, Inc.	69,432	1,008,153
Stagwell, Inc.(1)	161,271	1,046,649
TechTarget, Inc.(1)	35,646	522,927
Thryv Holdings, Inc.(1)	64,412	1,110,463
Townsquare Media, Inc., Class A	4,155	35,484
WideOpenWest, Inc.(1)	98,872	487,439
		20,399,472
Metals and Mining — 1.3%
Alpha Metallurgical Resources, Inc.(1)	3,141	431,950
Ascent Industries Co.(1)	1,238	13,841
Caledonia Mining Corp. PLC	27,138	273,280
Century Aluminum Co.(1)	91,662	1,736,995
Coeur Mining, Inc.(1)	161,641	832,451
Compass Minerals International, Inc.	78,400	818,496
Dakota Gold Corp.(1)	29,236	88,585
First Majestic Silver Corp.	216,278	1,161,413
Idaho Strategic Resources, Inc.(1)(2)	17,882	209,935
Kaiser Aluminum Corp.	30,193	2,136,457
Materion Corp.	28,897	2,640,030
McEwen Mining, Inc.(1)	85,009	584,862
Metallus, Inc.(1)	80,248	1,158,781
MP Materials Corp.(1)(2)	10,496	252,009
Olympic Steel, Inc.	19,000	631,180
152

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Piedmont Lithium, Inc.(1)	16,960	$120,416
Radius Recycling, Inc., Class A	47,991	663,715
Ramaco Resources, Inc., Class A	52,079	465,586
Ramaco Resources, Inc., Class B	11,951	105,768
Ryerson Holding Corp.	53,460	1,346,123
SunCoke Energy, Inc.	164,244	1,489,693
Tredegar Corp.(1)	40,942	318,938
U.S. Antimony Corp.(1)(2)	30,217	41,699
Warrior Met Coal, Inc.	31,130	1,498,598
Worthington Steel, Inc.	10,170	271,234
		19,292,035
Multi-Utilities — 0.5%
Avista Corp.	131,442	5,253,737
Northwestern Energy Group, Inc.	1,656	92,620
Unitil Corp.	30,851	1,730,741
		7,077,098
Oil, Gas and Consumable Fuels — 3.5%
Amplify Energy Corp.(1)	76,206	369,599
Ardmore Shipping Corp.	84,577	766,268
Berry Corp.	123,150	501,221
BKV Corp.(1)	6,680	134,869
Centrus Energy Corp., Class A(1)(2)	23,876	2,166,270
Chord Energy Corp.	1	114
Clean Energy Fuels Corp.(1)	320,088	652,980
Core Natural Resources, Inc.	22,558	1,674,932
Crescent Energy Co., Class A	136,889	1,727,539
CVR Energy, Inc.(2)	34,972	644,184
Delek U.S. Holdings, Inc.	115,398	1,880,987
DHT Holdings, Inc.	230,729	2,385,738
Dorian LPG Ltd.	77,212	1,572,036
Encore Energy Corp.(1)(2)	172,440	434,549
Epsilon Energy Ltd.	2,006	13,240
Evolution Petroleum Corp.	54,482	274,589
Excelerate Energy, Inc., Class A	29,435	903,066
FutureFuel Corp.	52,100	235,492
Gevo, Inc.(1)(2)	119,582	168,611
Gran Tierra Energy, Inc.(1)(2)	67,660	311,236
Granite Ridge Resources, Inc.	123,012	722,080
Green Plains, Inc.(1)	117,915	692,161
Hallador Energy Co.(1)(2)	59,849	578,141
HighPeak Energy, Inc.	43,020	555,818
International Seaways, Inc.	90,859	3,028,330
Kimbell Royalty Partners LP	141,110	2,161,805
Kosmos Energy Ltd.(1)	717,311	2,015,644
NACCO Industries, Inc., Class A	489	15,785
New Fortress Energy, Inc.(2)	35,646	356,460
NextDecade Corp.(1)	97,130	798,409
Nordic American Tankers Ltd.(2)	356,196	872,680
Par Pacific Holdings, Inc.(1)	103,298	1,484,392
PBF Energy, Inc., Class A	10,522	225,486
Peabody Energy Corp.	180,998	2,495,962
PrimeEnergy Resources Corp.(1)	749	146,729
REX American Resources Corp.(1)	29,633	1,144,426
Riley Exploration Permian, Inc.	25,121	792,819
153

Avantis U.S. Small Cap Equity ETF
	Shares	Value
SandRidge Energy, Inc.	61,287	$717,058
Scorpio Tankers, Inc.	17,135	682,830
SFL Corp. Ltd.	207,705	1,875,576
Sitio Royalties Corp., Class A	5,002	100,040
Summit Midstream Corp.(1)	9,046	407,251
Talos Energy, Inc.(1)	256,324	2,306,916
Teekay Corp. Ltd.	116,670	763,022
Teekay Tankers Ltd., Class A	45,428	1,714,453
U.S. Energy Corp.(1)(2)	843	1,383
VAALCO Energy, Inc.	210,372	841,488
Vital Energy, Inc.(1)(2)	54,231	1,448,510
Vitesse Energy, Inc.(2)	40,558	1,042,746
W&T Offshore, Inc.(2)	178,435	297,986
World Kinect Corp.	102,740	3,076,036
		50,179,942
Paper and Forest Products — 0.3%
Clearwater Paper Corp.(1)	32,912	860,649
Mercer International, Inc.	77,919	612,443
Sylvamo Corp.	37,070	2,635,677
		4,108,769
Passenger Airlines — 0.6%
Allegiant Travel Co.	31,642	2,325,687
Blade Air Mobility, Inc.(1)	107,475	363,265
Frontier Group Holdings, Inc.(1)(2)	78,494	565,157
JetBlue Airways Corp.(1)	612,448	3,993,161
Sun Country Airlines Holdings, Inc.(1)	102,033	1,643,752
		8,891,022
Personal Care Products — 0.4%
Edgewell Personal Care Co.	88,641	2,789,532
Honest Co., Inc.(1)	136,534	737,284
Lifevantage Corp.	12,801	219,793
Medifast, Inc.(1)	20,175	289,713
Nature's Sunshine Products, Inc.(1)	19,170	279,307
Nu Skin Enterprises, Inc., Class A	94,929	751,838
Olaplex Holdings, Inc.(1)	149,061	216,138
USANA Health Sciences, Inc.(1)	21,222	627,959
Waldencast PLC, Class A(1)(2)	2,787	9,086
		5,920,650
Pharmaceuticals — 1.9%
Alumis, Inc.(1)(2)	3,351	15,582
Amphastar Pharmaceuticals, Inc.(1)	65,595	1,864,866
Amylyx Pharmaceuticals, Inc.(1)	80,336	263,502
ANI Pharmaceuticals, Inc.(1)	13,139	813,173
ATAI Life Sciences NV(1)(2)	25,773	44,330
Atea Pharmaceuticals, Inc.(1)	134,948	408,892
Collegium Pharmaceutical, Inc.(1)	58,833	1,709,099
Corcept Therapeutics, Inc.(1)	59,408	3,598,937
EyePoint Pharmaceuticals, Inc.(1)	28,499	178,689
Fulcrum Therapeutics, Inc.(1)	108,137	388,212
Harmony Biosciences Holdings, Inc.(1)	68,697	2,325,393
Harrow, Inc.(1)	20,682	580,751
Innoviva, Inc.(1)	108,112	1,937,367
Ligand Pharmaceuticals, Inc.(1)	32,417	3,962,330
Nuvation Bio, Inc.(1)	401,312	790,585
154

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Oramed Pharmaceuticals, Inc.(1)(2)	15,439	$32,267
Pacira BioSciences, Inc.(1)	86,655	2,084,053
Phibro Animal Health Corp., Class A	29,391	668,351
Pliant Therapeutics, Inc.(1)	100,395	345,359
SIGA Technologies, Inc.	81,385	446,804
Supernus Pharmaceuticals, Inc.(1)	102,071	3,272,396
Terns Pharmaceuticals, Inc.(1)	104,525	385,697
Theravance Biopharma, Inc.(1)	64,569	603,720
Third Harmonic Bio, Inc.(1)(2)	29,219	100,806
Trevi Therapeutics, Inc.(1)	79,051	357,310
Ventyx Biosciences, Inc.(1)	73,699	116,444
		27,294,915
Professional Services — 2.5%
Asure Software, Inc.(1)	40,744	427,404
Barrett Business Services, Inc.	2,699	108,635
BlackSky Technology, Inc.(1)(2)	12,525	181,237
Concentrix Corp.	11,299	510,263
Conduent, Inc.(1)	300,131	1,062,464
CRA International, Inc.	12,162	2,349,090
CSG Systems International, Inc.	52,601	3,382,244
DLH Holdings Corp.(1)(2)	3,723	18,838
First Advantage Corp.(1)	102,049	1,526,653
Forrester Research, Inc.(1)	543	6,016
Franklin Covey Co.(1)	20,544	656,997
Heidrick & Struggles International, Inc.	37,114	1,521,303
HireQuest, Inc.	2,911	44,131
Huron Consulting Group, Inc.(1)	31,996	4,878,110
IBEX Holdings Ltd.(1)	16,049	406,200
ICF International, Inc.	29,346	2,325,964
Innodata, Inc.(1)	48,376	2,550,383
Insperity, Inc.	14,530	1,278,204
Kelly Services, Inc., Class A	59,140	796,616
Kforce, Inc.	33,915	1,699,820
Legalzoom.com, Inc.(1)	271,961	2,763,124
ManpowerGroup, Inc.	25,774	1,485,356
Mistras Group, Inc.(1)	31,806	312,971
NV5 Global, Inc.(1)	5,450	98,372
Planet Labs PBC(1)	389,298	1,798,557
RCM Technologies, Inc.(1)	1,414	26,442
Resources Connection, Inc.	58,297	424,402
Skillsoft Corp.(1)	1,888	48,861
TaskUS, Inc., Class A(1)	32,506	458,660
TrueBlue, Inc.(1)	53,591	336,551
TTEC Holdings, Inc.	37,278	126,000
Willdan Group, Inc.(1)	25,031	818,514
WNS Holdings Ltd.(1)	36,262	2,062,220
		36,490,602
Real Estate Management and Development — 0.9%
AMREP Corp.(1)	877	22,451
Anywhere Real Estate, Inc.(1)	145,616	505,287
Cushman & Wakefield PLC(1)	345,525	4,108,292
Douglas Elliman, Inc.(1)	65,326	119,547
eXp World Holdings, Inc.	61,899	625,799
Five Point Holdings LLC, Class A(1)	61,232	343,511
155

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Forestar Group, Inc.(1)	36,457	$803,877
FRP Holdings, Inc.(1)	12,965	406,842
Kennedy-Wilson Holdings, Inc.	196,865	1,911,559
Marcus & Millichap, Inc.	44,040	1,694,659
Offerpad Solutions, Inc.(1)	1,849	3,661
RE/MAX Holdings, Inc., Class A(1)	15,986	141,956
RMR Group, Inc., Class A	26,908	490,264
Seritage Growth Properties, Class A(1)(2)	62,270	227,908
St. Joe Co.	12,937	620,588
Star Holdings(1)	14,222	131,553
Stratus Properties, Inc.(1)(2)	1,022	18,887
Tejon Ranch Co.(1)	40,411	620,713
		12,797,354
Semiconductors and Semiconductor Equipment — 1.7%
ACM Research, Inc., Class A(1)	91,503	2,373,588
Aehr Test Systems(1)(2)	5,463	52,663
Alpha & Omega Semiconductor Ltd.(1)	37,866	1,146,582
Amtech Systems, Inc.(1)	1,238	6,116
Axcelis Technologies, Inc.(1)	11,954	654,960
AXT, Inc.(1)	6,075	9,720
CEVA, Inc.(1)	43,330	1,484,486
Cohu, Inc.(1)	83,500	1,641,610
Diodes, Inc.(1)	50,234	2,480,555
Everspin Technologies, Inc.(1)	3,789	21,370
Ichor Holdings Ltd.(1)	16,250	475,963
inTEST Corp.(1)	11,173	93,295
Kopin Corp.(1)	12,109	16,710
Kulicke & Soffa Industries, Inc.	92,589	3,543,381
Magnachip Semiconductor Corp.(1)	62,056	281,734
Navitas Semiconductor Corp.(1)(2)	56,223	137,184
NVE Corp.	8,844	608,821
Penguin Solutions, Inc.(1)	94,320	1,879,798
Photronics, Inc.(1)	111,325	2,320,013
QuickLogic Corp.(1)(2)	17,736	109,076
Rigetti Computing, Inc.(1)	256,804	2,172,562
SkyWater Technology, Inc.(1)(2)	5,758	53,722
SolarEdge Technologies, Inc.(1)(2)	5,347	88,172
Ultra Clean Holdings, Inc.(1)	76,598	1,884,311
Veeco Instruments, Inc.(1)	13,552	301,396
		23,837,788
Software — 2.7%
8x8, Inc.(1)	230,746	576,865
A10 Networks, Inc.	137,938	2,867,731
Adeia, Inc.	197,971	3,112,104
Agilysys, Inc.(1)	25,180	2,039,328
Alarm.com Holdings, Inc.(1)	34,627	2,011,482
Arteris, Inc.(1)	36,748	334,407
AvePoint, Inc.(1)	34,873	521,003
Bit Digital, Inc.(1)(2)	124,659	306,661
Cipher Mining, Inc.(1)(2)	429,984	1,754,335
CoreCard Corp.(1)	6,060	126,048
CS Disco, Inc.(1)	35,411	170,681
Daily Journal Corp.(1)	2,520	991,040
Digital Turbine, Inc.(1)	125,108	429,120
156

Avantis U.S. Small Cap Equity ETF
	Shares	Value
E2open Parent Holdings, Inc.(1)	213,645	$489,247
Enfusion, Inc., Class A(1)	40,207	461,576
EverCommerce, Inc.(1)	22,067	218,905
Expensify, Inc., Class A(1)	79,206	306,923
I3 Verticals, Inc., Class A(1)	29,706	770,277
LiveRamp Holdings, Inc.(1)	33,948	1,014,366
Logility Supply Chain Solutions, Inc., Class A	37,984	536,714
Matterport, Inc.(1)	482,251	2,594,510
Meridianlink, Inc.(1)	38,253	698,500
Mitek Systems, Inc.(1)	28,147	263,737
Olo, Inc., Class A(1)	197,991	1,364,158
ON24, Inc.(1)	34,341	191,623
OneSpan, Inc.	50,624	812,009
Pagaya Technologies Ltd., Class A(1)	35,125	450,654
Phunware, Inc.(1)	863	2,658
Progress Software Corp.	80,219	4,383,166
Red Violet, Inc.	13,376	543,333
ReposiTrak, Inc.	16,846	330,855
SEMrush Holdings, Inc., Class A(1)	8,639	95,029
Silvaco Group, Inc.(1)	2,606	16,131
SolarWinds Corp.	89,670	1,641,858
SoundThinking, Inc.(1)	2,320	38,118
Sprinklr, Inc., Class A(1)	50,966	431,682
Synchronoss Technologies, Inc.(1)	10,155	91,294
Telos Corp.(1)	96,241	287,761
Teradata Corp.(1)	103,507	2,467,607
Upland Software, Inc.(1)(2)	11,423	36,325
Verint Systems, Inc.(1)	110,428	2,492,360
Xperi, Inc.(1)	83,057	702,662
Yext, Inc.(1)	63,931	434,731
		39,409,574
Specialty Retail — 2.4%
1-800-Flowers.com, Inc., Class A(1)(2)	54,754	377,803
Advance Auto Parts, Inc.	32,247	1,189,914
American Eagle Outfitters, Inc.	19,511	255,399
America's Car-Mart, Inc.(1)	10,579	442,837
Arhaus, Inc.	100,051	952,486
Arko Corp.	111,545	503,068
BARK, Inc.(1)(2)	81,019	136,922
Barnes & Noble Education, Inc.(1)	7,975	77,836
Buckle, Inc.	60,023	2,403,921
Build-A-Bear Workshop, Inc.	25,799	1,055,695
Caleres, Inc.	65,681	1,061,405
Camping World Holdings, Inc., Class A	87,890	1,712,976
Cato Corp., Class A	6,673	20,486
Citi Trends, Inc.(1)	11,481	282,777
Designer Brands, Inc., Class A(2)	75,722	304,402
Destination XL Group, Inc.(1)(2)	89,311	204,522
Duluth Holdings, Inc., Class B(1)	3,202	8,806
Foot Locker, Inc.(1)	173,673	3,008,016
Genesco, Inc.(1)	20,949	766,105
Guess?, Inc.	61,401	623,834
Haverty Furniture Cos., Inc.	25,033	571,503
J Jill, Inc.	12,641	299,592
157

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Lands' End, Inc.(1)	23,219	$273,520
MarineMax, Inc.(1)	36,307	920,383
Monro, Inc.	51,055	909,290
National Vision Holdings, Inc.(1)	139,914	1,778,307
ODP Corp.(1)	51,338	798,819
OneWater Marine, Inc., Class A(1)(2)	1,426	23,615
Petco Health & Wellness Co., Inc.(1)	126,941	341,471
PetMed Express, Inc.(1)	33,652	148,742
Revolve Group, Inc.(1)	12,241	325,121
RumbleON, Inc., Class B(1)	25,935	109,186
Sally Beauty Holdings, Inc.(1)	192,243	1,734,032
Shoe Carnival, Inc.	34,428	762,236
Signet Jewelers Ltd.	35,601	1,862,644
Sonic Automotive, Inc., Class A	15,284	1,041,757
Sportsman's Warehouse Holdings, Inc.(1)	62,071	85,037
Stitch Fix, Inc., Class A(1)	183,582	868,343
ThredUp, Inc., Class A(1)	23,650	55,814
Tile Shop Holdings, Inc.(1)	29,536	223,588
Tilly's, Inc., Class A(1)	14,438	54,864
Upbound Group, Inc.	37,911	978,862
Victoria's Secret & Co.(1)	154,972	4,142,402
Zumiez, Inc.(1)	30,557	435,743
		34,134,081
Technology Hardware, Storage and Peripherals — 0.1%
Corsair Gaming, Inc.(1)	14,747	173,130
Eastman Kodak Co.(1)	138,868	974,853
Immersion Corp.	56,222	452,025
Intevac, Inc.	6,970	28,019
Xerox Holdings Corp.	72,771	482,472
		2,110,499
Textiles, Apparel and Luxury Goods — 1.2%
Carter's, Inc.	62,848	2,593,737
Figs, Inc., Class A(1)	198,878	908,872
Fossil Group, Inc.(1)	12,359	18,786
G-III Apparel Group Ltd.(1)	73,383	1,986,478
Hanesbrands, Inc.(1)	666,969	4,021,823
Lakeland Industries, Inc.	10,120	238,832
Movado Group, Inc.	28,786	555,858
Oxford Industries, Inc.	29,125	1,806,624
Rocky Brands, Inc.	13,281	270,135
Steven Madden Ltd.	53,516	1,754,790
Superior Group of Cos., Inc.	21,337	304,906
Under Armour, Inc., Class A(1)	72,734	495,318
Under Armour, Inc., Class C(1)	49,488	314,249
Unifi, Inc.(1)	7,109	40,308
Vera Bradley, Inc.(1)	38,183	125,240
Wolverine World Wide, Inc.	161,910	2,394,649
		17,830,605
Trading Companies and Distributors — 1.2%
Alta Equipment Group, Inc.(2)	47,587	260,777
BlueLinx Holdings, Inc.(1)	16,413	1,302,700
Distribution Solutions Group, Inc.(1)	2	59
DNOW, Inc.(1)	187,858	3,001,971
DXP Enterprises, Inc.(1)	25,580	2,314,222
158

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Global Industrial Co.	21,763	$510,342
H&E Equipment Services, Inc.	56,698	5,437,338
Hudson Technologies, Inc.(1)	75,682	435,928
Karat Packaging, Inc.	12,882	385,301
MRC Global, Inc.(1)	158,578	1,929,894
Titan Machinery, Inc.(1)	37,904	651,570
Transcat, Inc.(1)	305	24,254
Willis Lease Finance Corp.	4,157	840,753
		17,095,109
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	13,523	149,159
Water Utilities — 0.4%
Artesian Resources Corp., Class A	15,848	492,714
California Water Service Group	81,944	3,724,355
Consolidated Water Co. Ltd.	10,926	295,767
Middlesex Water Co.	25,326	1,269,593
Pure Cycle Corp.(1)	4,151	48,276
SJW Group	1,899	100,020
York Water Co.	4,046	129,674
		6,060,399
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(1)	107,701	789,448
Spok Holdings, Inc.	30,369	511,718
Telephone & Data Systems, Inc.	26,654	962,209
		2,263,375
TOTAL COMMON STOCKS (Cost $1,486,838,121)		1,442,335,717
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)	779	8
Chinook Therapeutics, Inc.(1)	5,210	52
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	2,205
Pardes Biosciences, Inc.(1)	223	7
		2,272
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,041
Jounce Therapeutics, Inc.(1)	4,355	131
Poseida Therapeutics, Inc.(1)	6,404	3,202
		5,374
TOTAL RIGHTS (Cost $9,525)		7,646
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,029,846	2,029,846
State Street Navigator Securities Lending Government Money Market Portfolio(3)	16,353,978	16,353,978
TOTAL SHORT-TERM INVESTMENTS (Cost $18,383,824)		18,383,824
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $1,505,231,470)		1,460,727,187
OTHER ASSETS AND LIABILITIES — (1.1)%		(15,566,907)
TOTAL NET ASSETS — 100.0%		$1,445,160,280
159

Avantis U.S. Small Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,558,104. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,534,121, which includes securities collateral of $7,180,143.

See Notes to Financial Statements.
160

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.0%
Eve Holding, Inc.(1)(2)	281,075	$1,155,218
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	1,942,530	43,376,695
Hub Group, Inc., Class A	1,172,015	48,169,816
Radiant Logistics, Inc.(1)	214,071	1,447,120
		92,993,631
Automobile Components — 2.5%
American Axle & Manufacturing Holdings, Inc.(1)	3,559,551	17,655,373
Dana, Inc.	4,148,977	61,695,288
Gentherm, Inc.(1)	204,870	6,777,099
Goodyear Tire & Rubber Co.(1)	9,310,876	87,987,778
LCI Industries	617,199	64,077,600
Lear Corp.	379,920	35,708,681
Motorcar Parts of America, Inc.(1)	182,452	1,970,482
Phinia, Inc.	1,254,605	61,864,572
Standard Motor Products, Inc.	457,175	13,043,203
Stoneridge, Inc.(1)	270,235	1,518,721
Strattec Security Corp.(1)	27,132	1,349,274
Visteon Corp.(1)	431,515	37,420,981
		391,069,052
Automobiles — 1.2%
Harley-Davidson, Inc.	3,301,996	85,059,417
Thor Industries, Inc.	810,340	80,539,693
Winnebago Industries, Inc.	317,949	12,848,319
		178,447,429
Banks — 18.2%
1st Source Corp.	121,695	7,898,006
ACNB Corp.	90,301	3,699,632
Amalgamated Financial Corp.	436,496	14,164,295
Amerant Bancorp, Inc.	223,612	5,134,132
Ameris Bancorp	518,336	33,474,139
Ames National Corp.	5,545	104,080
Arrow Financial Corp.	274,400	7,417,032
Associated Banc-Corp.	1,508,404	37,483,839
Axos Financial, Inc.(1)	1,231,440	82,260,192
Banc of California, Inc.	236,018	3,509,588
BancFirst Corp.	5,614	670,087
Bancorp, Inc.(1)	1,054,043	58,836,680
Bank First Corp.	54,337	5,691,257
Bank of Hawaii Corp.	547,864	39,566,738
Bank of Marin Bancorp	100,808	2,457,699
Bank of NT Butterfield & Son Ltd.	985,671	38,244,035
Bank OZK	2,008,781	96,441,576
Bank7 Corp.	45,934	1,893,399
BankFinancial Corp.	54,322	719,223
BankUnited, Inc.	1,472,102	55,321,593
Bankwell Financial Group, Inc.	35,439	1,123,062
Banner Corp.	592,973	40,903,278
Bar Harbor Bankshares	216,030	6,938,884
BayCom Corp.	77,351	2,127,153
BCB Bancorp, Inc.	161,965	1,640,705
161

Avantis U.S. Small Cap Value ETF
	Shares	Value
Berkshire Hills Bancorp, Inc.	420,223	$11,972,153
Bridgewater Bancshares, Inc.(1)	312,744	4,534,788
Brookline Bancorp, Inc.	1,666,208	19,661,254
Burke & Herbert Financial Services Corp.	13,790	859,944
Business First Bancshares, Inc.	491,931	13,050,929
Byline Bancorp, Inc.	547,378	15,622,168
C&F Financial Corp.	21,417	1,706,935
California BanCorp(1)	4,894	78,255
Camden National Corp.	162,526	7,147,893
Capital Bancorp, Inc.	108,863	3,321,410
Capital City Bank Group, Inc.	203,210	7,539,091
Carter Bankshares, Inc.(1)	274,748	4,764,130
Cathay General Bancorp	1,291,323	60,627,615
CB Financial Services, Inc.	18,212	509,208
Central Pacific Financial Corp.	578,322	16,794,471
Chemung Financial Corp.	8,611	444,758
ChoiceOne Financial Services, Inc.	83,535	2,655,578
Citizens Financial Services, Inc.	20,748	1,254,632
City Holding Co.	44,953	5,348,957
Civista Bancshares, Inc.	182,701	3,765,468
CNB Financial Corp.	412,271	10,286,161
Coastal Financial Corp.(1)	125,241	12,365,044
Colony Bankcorp, Inc.	107,723	1,817,287
Columbia Banking System, Inc.	2,310,758	61,766,561
Comerica, Inc.	36,992	2,379,695
Community Trust Bancorp, Inc.	312,262	17,046,383
Community West Bancshares	66,737	1,287,357
ConnectOne Bancorp, Inc.	672,148	17,159,938
CrossFirst Bankshares, Inc.(1)	828,426	13,246,532
Customers Bancorp, Inc.(1)	675,677	36,486,558
CVB Financial Corp.	168,867	3,406,047
Dime Community Bancshares, Inc.	617,914	19,155,334
Eagle Bancorp, Inc.	573,000	13,327,980
Eastern Bankshares, Inc.	116,826	2,090,017
Enterprise Bancorp, Inc.	86,807	3,745,722
Enterprise Financial Services Corp.	743,639	43,934,192
Equity Bancshares, Inc., Class A	29,037	1,246,849
Esquire Financial Holdings, Inc.	151,473	11,681,598
Evans Bancorp, Inc.	73,422	3,187,249
Farmers National Banc Corp.	201,009	2,912,620
FB Financial Corp.	56,230	2,840,740
Fidelity D&D Bancorp, Inc.	711	31,888
Financial Institutions, Inc.	330,864	9,270,809
First BanCorp	3,428,376	66,750,481
First Bancorp, Inc.	28,810	756,551
First Bancorp/Southern Pines NC	34,968	1,467,257
First Bancshares, Inc.	315,302	11,246,822
First Bank	165,520	2,529,146
First Busey Corp.	992,254	23,804,173
First Business Financial Services, Inc.	111,324	5,915,757
First Commonwealth Financial Corp.	1,598,927	26,286,360
First Community Bankshares, Inc.	2,211	92,729
First Community Corp.	10,885	271,363
First Financial Bancorp	88,892	2,436,530
162

Avantis U.S. Small Cap Value ETF
	Shares	Value
First Financial Corp.	210,472	$10,883,507
First Foundation, Inc.	209,771	1,067,734
First Guaranty Bancshares, Inc.	3,844	32,828
First Internet Bancorp	107,895	3,201,245
First Interstate BancSystem, Inc., Class A	93,211	2,861,578
First Merchants Corp.	277,469	12,153,142
First Mid Bancshares, Inc.	399,095	15,205,519
First of Long Island Corp.	404,928	5,332,902
First United Corp.	70,374	2,518,685
First Western Financial, Inc.(1)	3,274	65,120
Five Star Bancorp	241,280	7,349,389
Flushing Financial Corp.	494,213	7,082,072
FNB Corp.	2,748,211	40,783,451
Franklin Financial Services Corp.	19,728	743,548
FS Bancorp, Inc.	70,426	2,775,489
Fulton Financial Corp.	2,366,550	46,905,021
FVCBankcorp, Inc.(1)	29,921	353,367
German American Bancorp, Inc.	14,504	579,000
Great Southern Bancorp, Inc.	186,706	11,017,521
Guaranty Bancshares, Inc.	50,684	2,050,168
Hancock Whitney Corp.	1,284,687	73,394,168
Hanmi Financial Corp.	649,702	15,599,345
Hanover Bancorp, Inc.	8,702	209,457
HarborOne Bancorp, Inc.	246,248	2,854,014
Hawthorn Bancshares, Inc.	20,382	626,543
HBT Financial, Inc.	145,540	3,638,500
Heritage Commerce Corp.	924,021	9,803,863
Heritage Financial Corp.	137,248	3,468,257
Hilltop Holdings, Inc.	282,018	9,021,756
Hingham Institution For Savings	9,107	2,365,179
Home Bancorp, Inc.	82,671	3,885,537
HomeStreet, Inc.(1)	114,901	1,153,606
HomeTrust Bancshares, Inc.	295,401	10,847,125
Hope Bancorp, Inc.	2,178,652	23,790,880
Horizon Bancorp, Inc.	403,528	6,876,117
Independent Bank Corp.	341,124	23,387,461
Independent Bank Corp. (Michigan)	459,899	15,627,368
International Bancshares Corp.	1,166,512	78,156,304
Investar Holding Corp.	47,069	881,602
Kearny Financial Corp.	257,431	1,799,443
Lakeland Financial Corp.	67,788	4,501,801
Live Oak Bancshares, Inc.	42,843	1,362,836
MainStreet Bancshares, Inc.	1,734	28,576
Mercantile Bank Corp.	338,156	16,302,501
Meridian Corp.	6,926	105,899
Metrocity Bankshares, Inc.	292,066	8,843,758
Metropolitan Bank Holding Corp.(1)	217,986	13,172,894
Mid Penn Bancorp, Inc.	203,966	5,792,634
Midland States Bancorp, Inc.	420,929	8,157,604
MidWestOne Financial Group, Inc.	90,976	2,770,219
MVB Financial Corp.	98,064	1,813,203
National Bank Holdings Corp., Class A	356,319	14,919,077
National Bankshares, Inc.	253	7,114
NBT Bancorp, Inc.	179,567	8,574,324
163

Avantis U.S. Small Cap Value ETF
	Shares	Value
Northeast Bank	153,453	$15,409,750
Northfield Bancorp, Inc.	567,803	6,688,719
Northrim BanCorp, Inc.	111,033	9,138,016
Northwest Bancshares, Inc.	1,125,121	14,199,027
Norwood Financial Corp.	7,729	199,717
Oak Valley Bancorp	18,564	502,527
OceanFirst Financial Corp.	1,077,330	19,402,713
OFG Bancorp	1,004,642	42,687,239
Old National Bancorp	2,826,658	67,133,127
Old Second Bancorp, Inc.	907,059	16,635,462
OP Bancorp	70,049	924,647
Orange County Bancorp, Inc.	106,197	2,713,333
Origin Bancorp, Inc.	535,086	20,718,530
Orrstown Financial Services, Inc.	179,128	6,000,788
Pacific Premier Bancorp, Inc.	485,865	11,607,315
Parke Bancorp, Inc.	63,376	1,265,619
Pathward Financial, Inc.	545,226	42,260,467
PCB Bancorp	86,249	1,694,793
Peapack-Gladstone Financial Corp.	298,973	9,674,766
Penns Woods Bancorp, Inc.	41,562	1,270,135
Peoples Bancorp of North Carolina, Inc.	18,211	481,135
Peoples Bancorp, Inc.	667,444	21,358,208
Peoples Financial Services Corp.	2,843	138,824
Plumas Bancorp	801	36,814
Popular, Inc.	325,213	32,661,142
Preferred Bank	181,991	16,151,701
Premier Financial Corp.	619,468	17,369,883
Primis Financial Corp.	75,411	792,570
Provident Bancorp, Inc.(1)	14,328	172,366
Provident Financial Services, Inc.	962,135	17,558,964
QCR Holdings, Inc.	314,020	23,655,127
RBB Bancorp	312,564	5,535,508
Red River Bancshares, Inc.	6,892	389,053
Renasant Corp.	345,185	12,495,697
Republic Bancorp, Inc., Class A	171,413	11,626,944
Riverview Bancorp, Inc.	112,074	579,423
S&T Bancorp, Inc.	569,372	22,900,142
Sandy Spring Bancorp, Inc.	720,813	23,044,392
ServisFirst Bancshares, Inc.	74,305	6,791,477
Shore Bancshares, Inc.	450,011	6,810,916
Sierra Bancorp	98,873	3,037,379
Simmons First National Corp., Class A	104,720	2,300,698
SmartFinancial, Inc.	246,746	8,567,021
South Plains Financial, Inc.	225,293	7,939,325
Southern First Bancshares, Inc.(1)	90,092	3,077,543
Southern Missouri Bancorp, Inc.	187,330	10,921,339
Southside Bancshares, Inc.	196,468	6,041,391
SouthState Corp.	142,582	14,372,266
Stellar Bancorp, Inc.	600,484	17,468,080
Stock Yards Bancorp, Inc.	174,241	12,695,199
Synovus Financial Corp.	563,819	29,250,930
Territorial Bancorp, Inc.	32,048	269,524
Texas Capital Bancshares, Inc.(1)	411,292	32,557,875
Third Coast Bancshares, Inc.(1)	147,906	5,297,993
164

Avantis U.S. Small Cap Value ETF
	Shares	Value
Timberland Bancorp, Inc.	31,567	$1,010,775
Tompkins Financial Corp.	102,088	7,032,842
Towne Bank	550,053	20,285,955
TriCo Bancshares	355,657	15,549,324
TrustCo Bank Corp.	361,793	11,942,787
Trustmark Corp.	461,592	16,889,651
UMB Financial Corp.	851,222	93,915,323
United Community Banks, Inc.	106,231	3,423,825
United Security Bancshares	83,790	815,277
Unity Bancorp, Inc.	104,378	4,956,911
Univest Financial Corp.	562,798	17,199,107
USCB Financial Holdings, Inc.	8,085	157,496
Valley National Bancorp	5,951,519	58,562,947
Veritex Holdings, Inc.	588,293	15,495,638
Virginia National Bankshares Corp.	2,612	95,025
WaFd, Inc.	1,571,089	46,488,524
Washington Trust Bancorp, Inc.	230,283	7,396,690
West BanCorp, Inc.	107,906	2,440,834
Westamerica BanCorp	536,777	27,976,817
Western Alliance Bancorp	35,805	3,112,171
Western New England Bancorp, Inc.	3,560	34,639
Wintrust Financial Corp.	308,675	38,420,777
WSFS Financial Corp.	713,595	38,741,073
Zions Bancorp NA	228,566	12,351,707
		2,817,079,576
Biotechnology — 0.8%
ACADIA Pharmaceuticals, Inc.(1)	717,970	14,072,212
Alkermes PLC(1)	2,075,139	71,239,522
Assembly Biosciences, Inc.(1)	11,063	142,491
Emergent BioSolutions, Inc.(1)	1,916,886	14,338,307
Protagonist Therapeutics, Inc.(1)	657,430	24,712,794
Puma Biotechnology, Inc.(1)	916,355	3,280,551
Pyxis Oncology, Inc.(1)(2)	218,887	260,476
Vanda Pharmaceuticals, Inc.(1)	161,408	768,302
XBiotech, Inc.(1)(2)	89,826	316,187
		129,130,842
Broadline Retail — 1.4%
Dillard's, Inc., Class A(2)	25,139	9,781,333
Kohl's Corp.(2)	3,808,897	43,459,515
Macy's, Inc.	6,847,360	98,259,616
Nordstrom, Inc.	2,788,269	67,727,054
		219,227,518
Building Products — 0.6%
Apogee Enterprises, Inc.	615,122	29,488,948
Insteel Industries, Inc.	441,062	12,411,485
JELD-WEN Holding, Inc.(1)	2,401,472	13,208,096
Quanex Building Products Corp.	729,445	14,070,994
Tecnoglass, Inc.	286,156	21,078,251
UFP Industries, Inc.	81,583	8,729,381
		98,987,155
Capital Markets — 0.7%
Diamond Hill Investment Group, Inc.	38,290	5,595,701
Oppenheimer Holdings, Inc., Class A	177,456	11,712,096
StoneX Group, Inc.(1)	596,803	72,016,218
165

Avantis U.S. Small Cap Value ETF
	Shares	Value
Virtus Investment Partners, Inc.	76,878	$14,435,382
		103,759,397
Chemicals — 2.2%
AdvanSix, Inc.	675,863	18,870,095
Alto Ingredients, Inc.(1)	66,622	107,261
American Vanguard Corp.	45,364	233,171
Arcadium Lithium PLC(1)	2,410,289	14,076,088
Ashland, Inc.	85,134	5,177,850
Cabot Corp.	1,226,582	105,486,052
Chemours Co.	1,835,651	27,442,982
Core Molding Technologies, Inc.(1)	188,722	2,591,153
Ecovyst, Inc.(1)	62,529	424,572
FMC Corp.	163,060	6,016,914
Hawkins, Inc.	193,008	20,263,910
Intrepid Potash, Inc.(1)	151,314	3,947,782
Koppers Holdings, Inc.	3,276	95,364
Kronos Worldwide, Inc.	96,756	846,615
LSB Industries, Inc.(1)	1,488,514	10,910,808
Mativ Holdings, Inc.	1,259,006	8,510,881
Minerals Technologies, Inc.	64,922	4,462,738
NewMarket Corp.	63,179	36,018,980
Orion SA	1,577,709	22,056,372
Rayonier Advanced Materials, Inc.(1)	2,008,475	15,465,257
Stepan Co.	389,733	24,069,910
Tronox Holdings PLC, Class A	1,466,613	11,380,917
Valhi, Inc.	13,948	239,069
		338,694,741
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	1,986,073	9,274,961
Acme United Corp.	38,706	1,513,018
Civeo Corp.	366,082	7,870,763
Ennis, Inc.	576,683	12,225,680
Healthcare Services Group, Inc.(1)	59,181	621,400
Interface, Inc.	1,822,297	36,865,068
Steelcase, Inc., Class A	2,651,115	32,237,558
Team, Inc.(1)	9,073	148,616
Virco Mfg. Corp.	411,926	4,234,599
		104,991,663
Communications Equipment — 0.2%
Aviat Networks, Inc.(1)	2,223	46,527
BK Technologies Corp.(1)	6,288	191,784
KVH Industries, Inc.(1)	3,165	18,452
NETGEAR, Inc.(1)	707,804	18,615,245
Viasat, Inc.(1)	1,011,032	8,836,420
		27,708,428
Construction and Engineering — 1.6%
Ameresco, Inc., Class A(1)	537,644	6,344,199
Argan, Inc.	417,377	54,413,440
Concrete Pumping Holdings, Inc.	53,507	349,936
Everus Construction Group, Inc.(1)	469,576	19,534,362
Granite Construction, Inc.	944,454	77,993,011
Great Lakes Dredge & Dock Corp.(1)	1,546,547	13,130,184
IES Holdings, Inc.(1)	41,976	7,485,580
Limbach Holdings, Inc.(1)	99,431	8,252,773
166

Avantis U.S. Small Cap Value ETF
	Shares	Value
Matrix Service Co.(1)	363,502	$4,536,505
MYR Group, Inc.(1)	11,024	1,352,865
Northwest Pipe Co.(1)	213,906	9,426,837
Orion Group Holdings, Inc.(1)	664,559	4,731,660
Sterling Infrastructure, Inc.(1)	237,301	30,187,060
Tutor Perini Corp.(1)	612,532	18,002,316
		255,740,728
Construction Materials — 0.2%
Knife River Corp.(1)	317,192	30,348,930
U.S. Lime & Minerals, Inc.	25,402	2,383,978
		32,732,908
Consumer Finance — 2.1%
Atlanticus Holdings Corp.(1)	66,811	3,669,928
Bread Financial Holdings, Inc.	1,200,163	64,808,802
Consumer Portfolio Services, Inc.(1)	62,332	623,320
EZCORP, Inc., Class A(1)	321,094	4,418,254
Green Dot Corp., Class A(1)	952,853	7,289,326
LendingClub Corp.(1)	1,478,060	18,904,387
Medallion Financial Corp.	181,711	1,515,470
Navient Corp.	1,603,373	22,944,268
Nelnet, Inc., Class A	104,218	12,755,241
OneMain Holdings, Inc.	581,054	31,225,842
PRA Group, Inc.(1)	137,438	2,876,577
PROG Holdings, Inc.	145,160	4,118,189
Regional Management Corp.	130,248	4,369,820
SLM Corp.	4,577,453	138,193,306
World Acceptance Corp.(1)	46,113	6,217,877
		323,930,607
Consumer Staples Distribution & Retail — 2.3%
Andersons, Inc.	1,019,481	43,613,397
Ingles Markets, Inc., Class A	430,896	26,474,250
Natural Grocers by Vitamin Cottage, Inc.	404,043	17,955,671
PriceSmart, Inc.	699,709	62,546,987
SpartanNash Co.	951,451	19,209,796
Sprouts Farmers Market, Inc.(1)	570,434	84,652,406
United Natural Foods, Inc.(1)	1,923,624	61,152,007
Village Super Market, Inc., Class A	249,786	7,868,259
Weis Markets, Inc.	439,454	32,510,807
		355,983,580
Containers and Packaging — 0.0%
Myers Industries, Inc.	309,329	3,390,246
Distributors — 0.0%
A-Mark Precious Metals, Inc.	7,160	194,609
Weyco Group, Inc.	5,983	208,089
		402,698
Diversified Consumer Services — 1.1%
American Public Education, Inc.(1)	449,384	9,508,966
Perdoceo Education Corp.	1,471,737	37,676,467
Stride, Inc.(1)	646,213	88,401,938
Universal Technical Institute, Inc.(1)	976,416	27,573,988
		163,161,359
Diversified Telecommunication Services — 0.8%
ATN International, Inc.	322,802	5,578,019
Frontier Communications Parent, Inc.(1)	1,112,450	40,037,075
167

Avantis U.S. Small Cap Value ETF
	Shares	Value
Iridium Communications, Inc.	1,820,265	$57,447,563
Liberty Global Ltd., Class A(1)	1,064,028	12,300,164
Liberty Global Ltd., Class C(1)	944,343	11,435,994
Shenandoah Telecommunications Co.	354,672	3,834,004
		130,632,819
Electrical Equipment — 0.7%
Atkore, Inc.	704,219	43,309,468
EnerSys	327,630	33,251,169
Espey Mfg. & Electronics Corp.	8,158	218,798
Fluence Energy, Inc.(1)(2)	23,545	134,677
LSI Industries, Inc.	162,039	2,996,101
Powell Industries, Inc.	79,504	13,492,624
Preformed Line Products Co.	56,750	7,393,390
Shoals Technologies Group, Inc., Class A(1)	728,418	2,207,107
		103,003,334
Electronic Equipment, Instruments and Components — 3.5%
Arrow Electronics, Inc.(1)	41,605	4,496,252
Avnet, Inc.	1,998,372	100,997,721
Bel Fuse, Inc., Class A	29,991	2,444,566
Bel Fuse, Inc., Class B	312,919	26,257,033
Benchmark Electronics, Inc.	1,016,912	40,635,804
Daktronics, Inc.(1)	1,233,954	18,830,138
ePlus, Inc.(1)	704,877	45,379,981
Ingram Micro Holding Corp.(1)	22,462	484,281
Insight Enterprises, Inc.(1)	19,389	2,983,579
IPG Photonics Corp.(1)	139,745	8,131,762
Kimball Electronics, Inc.(1)	432,836	7,799,705
Methode Electronics, Inc.	498,206	5,430,445
M-Tron Industries, Inc.(1)	5,617	222,209
PC Connection, Inc.	249,209	15,899,534
Plexus Corp.(1)	556,258	73,937,813
Sanmina Corp.(1)	749,518	61,400,515
ScanSource, Inc.(1)	675,155	24,717,425
TTM Technologies, Inc.(1)	1,337,359	32,243,726
Vishay Intertechnology, Inc.	3,479,543	59,639,367
Vishay Precision Group, Inc.(1)	263,373	6,199,800
		538,131,656
Energy Equipment and Services — 4.8%
Archrock, Inc.	4,557,483	123,598,939
Aris Water Solutions, Inc., Class A	260,152	8,184,382
Atlas Energy Solutions, Inc.	464,016	8,992,630
Bristow Group, Inc.(1)	518,251	19,196,017
ChampionX Corp.	1,063,803	31,701,329
DMC Global, Inc.(1)	88,380	749,462
Energy Services of America Corp.	206,712	2,205,617
Expro Group Holdings NV(1)	192,214	2,285,425
Forum Energy Technologies, Inc.(1)	87,712	1,636,706
Geospace Technologies Corp.(1)	97,983	791,703
Helix Energy Solutions Group, Inc.(1)	4,215,436	36,337,058
Helmerich & Payne, Inc.	2,523,307	66,892,869
KLX Energy Services Holdings, Inc.(1)(2)	181,415	847,208
Kodiak Gas Services, Inc.	974,261	41,893,223
Liberty Energy, Inc., Class A	4,642,716	80,179,705
Nabors Industries Ltd.(1)	246,478	9,905,951
168

Avantis U.S. Small Cap Value ETF
	Shares	Value
Natural Gas Services Group, Inc.(1)	20,614	$529,986
Noble Corp. PLC	743,794	19,264,265
NOV, Inc.	337,825	5,040,349
NPK International, Inc.(1)	2,326,365	14,190,827
Oceaneering International, Inc.(1)	2,497,946	55,179,627
Oil States International, Inc.(1)	768,712	4,181,793
Patterson-UTI Energy, Inc.	9,461,011	78,621,002
ProFrac Holding Corp., Class A(1)(2)	479,859	3,450,186
ProPetro Holding Corp.(1)	2,830,696	23,891,074
Ranger Energy Services, Inc.	390,417	6,523,868
RPC, Inc.	2,768,111	15,446,059
Seadrill Ltd.(1)	258,271	6,578,162
Select Water Solutions, Inc., Class A	2,832,662	34,360,190
Solaris Energy Infrastructure, Inc., Class A	175,041	5,977,650
TETRA Technologies, Inc.(1)	1,743,827	6,609,104
Tidewater, Inc.(1)	30,593	1,395,653
Transocean Ltd.(1)	5,263,436	15,527,136
Weatherford International PLC	122,162	7,563,050
		739,728,205
Entertainment — 0.1%
Marcus Corp.	687,737	12,613,097
Playstudios, Inc.(1)	139,143	226,803
		12,839,900
Financial Services — 3.7%
Acacia Research Corp.(1)	375,106	1,575,445
Alerus Financial Corp.	93,832	1,911,358
Cass Information Systems, Inc.	43,812	1,915,022
Enact Holdings, Inc.	582,808	20,036,939
Essent Group Ltd.	656,617	37,834,272
Federal Agricultural Mortgage Corp., Class C	194,697	40,705,302
Finance of America Cos., Inc., Class A(1)(2)	65,619	1,484,958
International Money Express, Inc.(1)	239,573	3,670,258
Jackson Financial, Inc., Class A	1,237,631	113,404,129
Merchants Bancorp	416,006	16,939,764
MGIC Investment Corp.	2,257,419	55,555,082
NewtekOne, Inc.	31,707	411,874
NMI Holdings, Inc., Class A(1)	1,748,517	63,715,959
Onity Group, Inc.(1)	46,308	1,496,675
Payoneer Global, Inc.(1)	4,547,350	38,879,842
PennyMac Financial Services, Inc.	310,195	32,151,712
Radian Group, Inc.	3,180,713	104,677,265
Velocity Financial, Inc.(1)	94,229	1,775,274
Walker & Dunlop, Inc.	391,803	33,565,763
Waterstone Financial, Inc.	120,765	1,699,164
		573,406,057
Food Products — 1.7%
B&G Foods, Inc.	2,042,014	13,640,653
Calavo Growers, Inc.	360,672	8,266,602
Cal-Maine Foods, Inc.	1,257,224	113,640,477
Darling Ingredients, Inc.(1)	794,200	28,662,678
Dole PLC	1,604,315	23,471,128
Fresh Del Monte Produce, Inc.	876,667	26,729,577
John B Sanfilippo & Son, Inc.	75,356	5,325,408
Lifeway Foods, Inc.(1)	53,811	1,138,103
169

Avantis U.S. Small Cap Value ETF
	Shares	Value
Mission Produce, Inc.(1)	475,368	$5,870,795
Seaboard Corp.	3,914	10,967,459
Seneca Foods Corp., Class A(1)	41,844	3,397,733
WK Kellogg Co.	1,335,424	26,468,104
		267,578,717
Gas Utilities — 0.3%
MDU Resources Group, Inc.	2,830,907	48,833,146
Ground Transportation — 1.9%
ArcBest Corp.	570,234	44,917,332
Covenant Logistics Group, Inc.	387,937	9,764,374
Heartland Express, Inc.	1,002,365	10,344,407
Hertz Global Holdings, Inc.(1)(2)	638,001	2,660,464
Marten Transport Ltd.	1,635,404	24,073,147
PAMT Corp.(1)	60,816	791,216
Ryder System, Inc.	677,529	111,433,195
Schneider National, Inc., Class B	1,060,761	27,982,875
Universal Logistics Holdings, Inc.	210,128	5,715,482
Werner Enterprises, Inc.	1,795,870	58,473,527
		296,156,019
Health Care Equipment and Supplies — 0.6%
Bioventus, Inc., Class A(1)	844,348	8,561,689
Electromed, Inc.(1)	19,738	533,715
FONAR Corp.(1)	29,572	441,806
Integra LifeSciences Holdings Corp.(1)	320,486	7,438,480
Kewaunee Scientific Corp.(1)	36,775	1,999,089
Lantheus Holdings, Inc.(1)	66,847	6,271,585
OraSure Technologies, Inc.(1)	2,172,666	7,560,878
Pro-Dex, Inc.(1)	12,470	432,958
QuidelOrtho Corp.(1)	1,216,728	48,656,953
Utah Medical Products, Inc.	1,162	69,267
Varex Imaging Corp.(1)	45,616	586,622
Zimvie, Inc.(1)	545,573	7,239,754
		89,792,796
Health Care Providers and Services — 0.7%
Brookdale Senior Living, Inc.(1)	1,381,431	7,874,157
Cross Country Healthcare, Inc.(1)	890,534	15,281,564
DocGo, Inc.(1)	777,538	2,402,593
InfuSystem Holdings, Inc.(1)	4,091	32,646
Nutex Health, Inc.(1)	56,407	3,096,744
Patterson Cos., Inc.	1,196,523	37,259,726
Premier, Inc., Class A	2,357,830	42,865,349
		108,812,779
Hotels, Restaurants and Leisure — 1.5%
BJ's Restaurants, Inc.(1)	634,104	24,178,385
Canterbury Park Holding Corp.	194	4,117
Century Casinos, Inc.(1)	21,401	56,071
Cheesecake Factory, Inc.	1,244,051	67,216,075
Cracker Barrel Old Country Store, Inc.	612,197	27,726,402
Full House Resorts, Inc.(1)	387,680	1,864,741
Golden Entertainment, Inc.	199,819	6,212,373
Monarch Casino & Resort, Inc.	364,651	33,394,738
ONE Group Hospitality, Inc.(1)	212,383	692,369
Playa Hotels & Resorts NV(1)	2,657,499	35,477,612
Potbelly Corp.(1)	206,991	2,639,135
170

Avantis U.S. Small Cap Value ETF
	Shares	Value
RCI Hospitality Holdings, Inc.	112,120	$5,580,212
Super Group SGHC Ltd.	4,065,495	30,531,867
Target Hospitality Corp.(1)	644,601	3,616,212
		239,190,309
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	57,146	902,907
Cricut, Inc., Class A	1,124,429	6,071,917
Ethan Allen Interiors, Inc.	654,824	18,662,484
Flexsteel Industries, Inc.	97,385	4,381,351
Hamilton Beach Brands Holding Co., Class A	180,547	3,518,861
Hooker Furnishings Corp.	159,763	2,088,102
Hovnanian Enterprises, Inc., Class A(1)	18,371	1,868,514
KB Home	360,801	22,008,861
Landsea Homes Corp.(1)	47,197	336,043
La-Z-Boy, Inc.	1,006,482	45,533,246
Legacy Housing Corp.(1)	66,462	1,640,947
Lifetime Brands, Inc.	204,433	1,020,121
Lovesac Co.(1)(2)	402,415	8,430,594
M/I Homes, Inc.(1)	410,088	48,033,607
Sonos, Inc.(1)	41,224	544,981
Tri Pointe Homes, Inc.(1)	1,905,654	60,333,006
Universal Electronics, Inc.(1)	202,162	1,574,842
		226,950,384
Household Products — 0.4%
Central Garden & Pet Co.(1)(2)	192,765	6,802,677
Central Garden & Pet Co., Class A(1)	1,267,248	39,892,967
Oil-Dri Corp. of America	273,737	12,074,539
		58,770,183
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.(1)	829,498	2,845,178
Insurance — 4.9%
Ambac Financial Group, Inc.(1)	752,663	7,308,358
American Coastal Insurance Corp., Class C	384,740	4,670,744
AMERISAFE, Inc.	22,268	1,145,911
Assured Guaranty Ltd.	886,678	77,433,590
Axis Capital Holdings Ltd.	691,452	66,987,870
Brighthouse Financial, Inc.(1)	1,531,859	90,854,557
CNO Financial Group, Inc.	2,551,894	106,388,461
Crawford & Co., Class A	100,286	1,231,512
Crawford & Co., Class B	36,373	444,478
Employers Holdings, Inc.	487,721	25,263,948
Enstar Group Ltd.(1)	136,391	45,390,925
F&G Annuities & Life, Inc.	247,099	10,521,475
Fidelis Insurance Holdings Ltd.	1,205,906	17,738,877
Genworth Financial, Inc., Class A(1)	6,648,945	46,210,168
Greenlight Capital Re Ltd., A Shares(1)	431,467	6,010,335
Hanover Insurance Group, Inc.	227,294	38,760,446
HCI Group, Inc.	154,946	20,400,190
Heritage Insurance Holdings, Inc.(1)	549,662	6,458,529
Horace Mann Educators Corp.	315,226	13,343,517
Investors Title Co.	9,728	2,308,454
James River Group Holdings Ltd.	245,763	1,216,527
Kingstone Cos., Inc.(1)	112,345	1,804,261
Mercury General Corp.	330,442	17,820,737
171

Avantis U.S. Small Cap Value ETF
	Shares	Value
Oscar Health, Inc., Class A(1)	1,424,456	$20,811,302
Palomar Holdings, Inc.(1)	316,488	40,719,346
ProAssurance Corp.(1)	281,708	4,405,913
Safety Insurance Group, Inc.	34,601	2,634,520
Selectquote, Inc.(1)	264,008	1,203,877
SiriusPoint Ltd.(1)	2,379,279	36,498,140
Skyward Specialty Insurance Group, Inc.(1)	304,613	15,845,968
United Fire Group, Inc.	157,389	4,417,909
Universal Insurance Holdings, Inc.	535,007	11,866,455
White Mountains Insurance Group Ltd.	4,068	7,523,766
		755,641,066
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	971,684	12,826,229
Outbrain, Inc.(1)	242,556	1,201,865
		14,028,094
IT Services — 0.7%
Applied Digital Corp.(1)(2)	1,138,110	9,104,880
CSP, Inc.	16,780	277,709
DXC Technology Co.(1)	5,653,858	103,861,371
		113,243,960
Leisure Products — 0.6%
American Outdoor Brands, Inc.(1)	86,349	1,372,949
Clarus Corp.	491,109	2,259,101
Escalade, Inc.	3,175	48,355
Funko, Inc., Class A(1)	556,305	6,853,678
JAKKS Pacific, Inc.(1)	102,828	2,784,582
Johnson Outdoors, Inc., Class A	6,377	171,541
Latham Group, Inc.(1)	591,810	3,497,597
Malibu Boats, Inc., Class A(1)	513,683	17,146,739
Marine Products Corp.	75,227	646,952
MasterCraft Boat Holdings, Inc.(1)	413,165	7,263,441
Polaris, Inc.	902,661	40,547,532
Smith & Wesson Brands, Inc.	724,763	7,870,926
Sturm Ruger & Co., Inc.	106,056	4,184,970
		94,648,363
Life Sciences Tools and Services — 0.0%
Inotiv, Inc.(1)	8,917	27,464
OmniAb, Inc.(1)	21,075	2,150
OmniAb, Inc.(1)	21,075	1,279
		30,893
Machinery — 3.3%
Albany International Corp., Class A	237,336	18,172,818
Astec Industries, Inc.	225,179	8,011,869
Blue Bird Corp.(1)	20,199	709,793
Commercial Vehicle Group, Inc.(1)	787,340	1,637,667
Eastern Co.	16,418	461,346
Graham Corp.(1)	156,628	5,298,725
Greenbrier Cos., Inc.	944,164	53,062,017
Hyster-Yale, Inc.	244,701	12,435,705
Kennametal, Inc.	2,212,533	48,963,355
L.B. Foster Co., Class A(1)	100,215	2,750,902
Lindsay Corp.	13,114	1,732,622
Luxfer Holdings PLC	636,942	7,770,692
Manitowoc Co., Inc.(1)	135,438	1,401,783
172

Avantis U.S. Small Cap Value ETF
	Shares	Value
Mayville Engineering Co., Inc.(1)	203,731	$3,045,778
Mueller Industries, Inc.	1,518,641	121,764,635
Mueller Water Products, Inc., Class A	1,103,254	28,419,823
NN, Inc.(1)	484,640	1,478,152
Park-Ohio Holdings Corp.	189,500	4,585,900
Perma-Pipe International Holdings, Inc.(1)	51,555	691,353
REV Group, Inc.	325,654	9,932,447
Taylor Devices, Inc.(1)(2)	39,460	1,324,672
Tennant Co.	109,185	9,451,054
Terex Corp.	1,648,039	67,075,187
Titan International, Inc.(1)	890,319	7,585,518
Trinity Industries, Inc.	2,011,871	62,549,069
Twin Disc, Inc.	40,742	351,196
Wabash National Corp.	903,677	10,582,058
Worthington Enterprises, Inc.	640,300	26,886,197
		518,132,333
Marine Transportation — 1.2%
Costamare, Inc.	967,073	9,844,803
Genco Shipping & Trading Ltd.	1,227,932	17,534,869
Matson, Inc.	1,018,052	146,670,752
Pangaea Logistics Solutions Ltd.	873,681	4,473,247
Safe Bulkers, Inc.	1,120,401	4,190,300
Star Bulk Carriers Corp.(2)	64,304	1,005,071
		183,719,042
Media — 0.8%
AMC Networks, Inc., Class A(1)(2)	724,845	5,291,368
Cable One, Inc.	96,169	25,021,250
EchoStar Corp., Class A(1)	2,450,086	76,516,186
Entravision Communications Corp., Class A	298,305	665,220
Ibotta, Inc., Class A(1)(2)	37,576	1,254,663
PubMatic, Inc., Class A(1)	144,625	1,537,364
Scholastic Corp.	572,999	12,542,948
		122,828,999
Metals and Mining — 2.2%
Alpha Metallurgical Resources, Inc.(1)	336,549	46,282,218
Caledonia Mining Corp. PLC	328,867	3,311,691
Cleveland-Cliffs, Inc.(1)	3,532,478	38,292,062
Commercial Metals Co.	1,021,651	49,488,774
Compass Minerals International, Inc.	288,048	3,007,221
Kaiser Aluminum Corp.	395,499	27,985,509
Metallus, Inc.(1)	1,212,360	17,506,478
Olympic Steel, Inc.	299,006	9,932,979
Radius Recycling, Inc., Class A	495,828	6,857,301
Ramaco Resources, Inc., Class A	801,098	7,161,816
Ramaco Resources, Inc., Class B	173,022	1,531,247
Ryerson Holding Corp.	839,307	21,133,750
SunCoke Energy, Inc.	2,798,901	25,386,032
Tredegar Corp.(1)	529,745	4,126,714
Warrior Met Coal, Inc.	1,638,876	78,895,491
Worthington Steel, Inc.	100,025	2,667,667
		343,566,950
Oil, Gas and Consumable Fuels — 9.2%
Amplify Energy Corp.(1)	989,299	4,798,100
Antero Midstream Corp.	1,421,300	24,091,035
173

Avantis U.S. Small Cap Value ETF
	Shares	Value
Ardmore Shipping Corp.	1,321,160	$11,969,710
Berry Corp.	1,950,763	7,939,605
California Resources Corp.	2,210,145	98,616,670
Civitas Resources, Inc.	1,016,331	38,966,131
CNX Resources Corp.(1)	2,558,922	73,952,846
Comstock Resources, Inc.(1)(2)	2,373,078	42,667,942
Core Natural Resources, Inc.	1,427,450	105,988,163
Crescent Energy Co., Class A	4,176,027	52,701,461
CVR Energy, Inc.	634,999	11,696,682
DHT Holdings, Inc.	3,581,991	37,037,787
Dorian LPG Ltd.	1,220,774	24,854,959
Epsilon Energy Ltd.	69,870	461,142
Evolution Petroleum Corp.	610,502	3,076,930
FutureFuel Corp.	532,499	2,406,895
Golar LNG Ltd.	70,300	2,695,302
Gran Tierra Energy, Inc.(1)(2)	1,080,674	4,971,100
Granite Ridge Resources, Inc.	1,844,267	10,825,847
Green Plains, Inc.(1)	365,505	2,145,514
Hallador Energy Co.(1)	757,517	7,317,614
HighPeak Energy, Inc.	667,731	8,627,085
International Seaways, Inc.	1,414,101	47,131,986
Kimbell Royalty Partners LP	2,029,809	31,096,674
Kosmos Energy Ltd.(1)	12,686,107	35,647,961
Magnolia Oil & Gas Corp., Class A	4,837,778	113,252,383
Matador Resources Co.	328,648	17,201,436
Murphy Oil Corp.	1,481,436	39,243,240
NACCO Industries, Inc., Class A	37,303	1,204,141
New Fortress Energy, Inc.(2)	601,743	6,017,430
Nordic American Tankers Ltd.	3,516,179	8,614,639
Northern Oil & Gas, Inc.	2,858,732	90,050,058
Par Pacific Holdings, Inc.(1)	1,214,863	17,457,581
PBF Energy, Inc., Class A	1,669,706	35,781,800
Peabody Energy Corp.	3,261,531	44,976,512
PHX Minerals, Inc.	52,594	212,480
PrimeEnergy Resources Corp.(1)	8,768	1,717,651
REX American Resources Corp.(1)	370,160	14,295,579
Riley Exploration Permian, Inc.	373,388	11,784,125
SandRidge Energy, Inc.	859,102	10,051,493
Scorpio Tankers, Inc.	1,399,293	55,761,826
SFL Corp. Ltd.	2,344,587	21,171,621
SM Energy Co.	3,293,515	107,730,876
Talos Energy, Inc.(1)	4,006,584	36,059,256
Teekay Corp. Ltd.	1,799,134	11,766,336
Teekay Tankers Ltd., Class A	777,286	29,334,774
U.S. Energy Corp.(1)(2)	9,096	14,917
VAALCO Energy, Inc.	3,483,762	13,935,048
Vital Energy, Inc.(1)(2)	424,995	11,351,616
Vitesse Energy, Inc.	549,029	14,115,536
World Kinect Corp.	470,486	14,086,351
		1,418,873,846
Paper and Forest Products — 0.8%
Clearwater Paper Corp.(1)	577,486	15,101,259
Louisiana-Pacific Corp.	365,576	36,436,960
Mercer International, Inc.	585,282	4,600,317
174

Avantis U.S. Small Cap Value ETF
	Shares	Value
Sylvamo Corp.	946,055	$67,264,510
		123,403,046
Passenger Airlines — 2.8%
Alaska Air Group, Inc.(1)	2,634,411	190,415,227
Allegiant Travel Co.	519,756	38,202,066
Frontier Group Holdings, Inc.(1)(2)	96,127	692,114
JetBlue Airways Corp.(1)	7,918,666	51,629,702
SkyWest, Inc.(1)	1,316,348	130,199,981
Sun Country Airlines Holdings, Inc.(1)	1,315,855	21,198,424
		432,337,514
Personal Care Products — 0.1%
Lifevantage Corp.	97,469	1,673,543
Medifast, Inc.(1)	217,248	3,119,681
Nature's Sunshine Products, Inc.(1)	262,940	3,831,036
Nu Skin Enterprises, Inc., Class A	713,603	5,651,736
Olaplex Holdings, Inc.(1)	339,350	492,057
USANA Health Sciences, Inc.(1)	206,476	6,109,625
		20,877,678
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.(1)	270,320	7,685,198
ANI Pharmaceuticals, Inc.(1)	13,137	813,049
Harmony Biosciences Holdings, Inc.(1)	1,015,548	34,376,300
Innoviva, Inc.(1)	1,297,779	23,256,200
Pacira BioSciences, Inc.(1)	274,778	6,608,411
Phibro Animal Health Corp., Class A	525,907	11,959,125
SIGA Technologies, Inc.	1,133,160	6,221,048
Supernus Pharmaceuticals, Inc.(1)	901,434	28,899,974
		119,819,305
Professional Services — 0.7%
Alight, Inc., Class A	6,208,639	42,405,004
Clarivate PLC(1)(2)	5,769,587	24,751,528
Conduent, Inc.(1)	2,432,167	8,609,871
Heidrick & Struggles International, Inc.	299,849	12,290,811
IBEX Holdings Ltd.(1)	184,641	4,673,264
Kelly Services, Inc., Class A	781,902	10,532,220
Kforce, Inc.	26,842	1,345,321
Resources Connection, Inc.	13,271	96,613
TrueBlue, Inc.(1)	474,940	2,982,623
		107,687,255
Real Estate Management and Development — 0.4%
AMREP Corp.(1)	4,357	111,539
Forestar Group, Inc.(1)	529,340	11,671,947
Howard Hughes Holdings, Inc.(1)	645,277	51,105,938
RE/MAX Holdings, Inc., Class A(1)	152,645	1,355,488
Seaport Entertainment Group, Inc.(1)(2)	7,457	174,643
		64,419,555
Semiconductors and Semiconductor Equipment — 0.5%
Amkor Technology, Inc.	392,915	8,290,507
Axcelis Technologies, Inc.(1)	19,105	1,046,763
Diodes, Inc.(1)	321,402	15,870,831
Kulicke & Soffa Industries, Inc.	152,042	5,818,647
Penguin Solutions, Inc.(1)	726,451	14,478,168
Photronics, Inc.(1)	1,823,030	37,991,945
		83,496,861
175

Avantis U.S. Small Cap Value ETF
	Shares	Value
Software — 0.8%
CoreCard Corp.(1)	13,298	$276,598
InterDigital, Inc.	226,239	48,333,700
MARA Holdings, Inc.(1)(2)	5,398,650	75,149,208
Pagaya Technologies Ltd., Class A(1)	41,674	534,678
Silvaco Group, Inc.(1)(2)	29,706	183,880
		124,478,064
Specialty Retail — 4.2%
1-800-Flowers.com, Inc., Class A(1)(2)	459,974	3,173,821
Abercrombie & Fitch Co., Class A(1)	502,047	51,705,820
Academy Sports & Outdoors, Inc.	1,304,033	64,666,996
Advance Auto Parts, Inc.	330,037	12,178,365
American Eagle Outfitters, Inc.	5,259,208	68,843,033
Arhaus, Inc.	879,642	8,374,192
Buckle, Inc.	878,347	35,177,797
Build-A-Bear Workshop, Inc.	395,938	16,201,783
Caleres, Inc.	1,022,492	16,523,471
Cato Corp., Class A	69,350	212,904
Designer Brands, Inc., Class A(2)	1,027,992	4,132,528
Destination XL Group, Inc.(1)	1,357,354	3,108,341
Duluth Holdings, Inc., Class B(1)	73,355	201,726
Five Below, Inc.(1)	920,562	79,987,632
Foot Locker, Inc.(1)	1,458,092	25,254,153
Gap, Inc.	777,793	17,585,900
Genesco, Inc.(1)	267,705	9,789,972
Guess?, Inc.	965,864	9,813,178
Haverty Furniture Cos., Inc.	370,589	8,460,547
Lands' End, Inc.(1)	343,736	4,049,210
ODP Corp.(1)	898,914	13,987,102
PetMed Express, Inc.(1)	16,929	74,826
Shoe Carnival, Inc.	470,904	10,425,815
Signet Jewelers Ltd.	1,133,981	59,329,886
Sportsman's Warehouse Holdings, Inc.(1)	328,882	450,568
Tile Shop Holdings, Inc.(1)	244,682	1,852,243
Urban Outfitters, Inc.(1)	2,027,183	117,961,779
		643,523,588
Technology Hardware, Storage and Peripherals — 0.0%
Eastman Kodak Co.(1)	526,299	3,694,619
Textiles, Apparel and Luxury Goods — 1.9%
Carter's, Inc.	961,334	39,674,254
Columbia Sportswear Co.	827,317	71,844,208
Crocs, Inc.(1)	15,269	1,520,334
Figs, Inc., Class A(1)	738,407	3,374,520
Fossil Group, Inc.(1)	224,953	341,929
G-III Apparel Group Ltd.(1)	1,330,089	36,005,509
Movado Group, Inc.	369,286	7,130,913
Oxford Industries, Inc.	435,826	27,034,287
PVH Corp.	580,087	43,413,711
Rocky Brands, Inc.	201,551	4,099,547
Superior Group of Cos., Inc.	324,789	4,641,235
Under Armour, Inc., Class A(1)	4,680,341	31,873,122
Under Armour, Inc., Class C(1)	2,532,148	16,079,140
Unifi, Inc.(1)	48,380	274,315
Vera Bradley, Inc.(1)	463,353	1,519,798
		288,826,822
176

Avantis U.S. Small Cap Value ETF
	Shares	Value
Trading Companies and Distributors — 4.4%
Air Lease Corp.	3,052,595	$146,280,352
Alta Equipment Group, Inc.	216,276	1,185,193
BlueLinx Holdings, Inc.(1)	273,593	21,715,076
Boise Cascade Co.	1,036,623	107,456,340
DNOW, Inc.(1)	1,251,791	20,003,620
GATX Corp.	1,021,129	170,579,600
Global Industrial Co.	4,281	100,390
H&E Equipment Services, Inc.	927,078	88,906,780
Herc Holdings, Inc.	666,523	95,632,720
Hudson Technologies, Inc.(1)	699,489	4,029,057
Karat Packaging, Inc.	176,297	5,273,043
MRC Global, Inc.(1)	2,027,188	24,670,878
		685,833,049
Wireless Telecommunication Services — 0.9%
Telephone & Data Systems, Inc.	3,030,904	109,415,635
U.S. Cellular Corp.(1)	432,561	28,367,350
		137,782,985
TOTAL COMMON STOCKS (Cost $14,898,488,254)		15,476,152,145
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,044,637	6,044,637
State Street Navigator Securities Lending Government Money Market Portfolio(3)	19,190,363	19,190,363
TOTAL SHORT-TERM INVESTMENTS (Cost $25,235,000)		25,235,000
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $14,923,723,254)		15,501,387,145
OTHER ASSETS AND LIABILITIES — 0.0%		(5,625,401)
TOTAL NET ASSETS — 100.0%		$15,495,761,744

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $89,814,591. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $90,341,953, which includes securities collateral of $71,151,590.

See Notes to Financial Statements.
177

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Assets
Investment securities, at value (cost of $4,788,997 and $553,649,691, respectively) — including $6,179 and $5,513,890, respectively, of securities on loan	$5,118,108	$558,746,182
Investment made with cash collateral received for securities on loan, at value (cost of $4,467 and $3,648,920, respectively)	4,467	3,648,920
Total investment securities, at value (cost of $4,793,464 and $557,298,611, respectively)	5,122,575	562,395,102
Foreign currency holdings, at value (cost of $— and $256,878, respectively)	—	255,779
Receivable for investments sold	—	786
Dividends and interest receivable	10,114	1,282,021
Securities lending receivable	6	1,757
	5,132,695	563,935,445

Liabilities
Payable for collateral received for securities on loan	4,467	3,648,920
Payable for investments purchased	—	248
Accrued management fees	962	71,774
Accrued foreign taxes	—	45,026
	5,429	3,765,968

Net Assets	$5,127,266	$560,169,477

Shares outstanding (unlimited number of shares authorized)	80,000	12,760,000

Net Asset Value Per Share	$64.09	$43.90

Net Assets Consist of:
Capital paid in	$4,884,981	$553,746,688
Distributable earnings (loss)	242,285	6,422,789
	$5,127,266	$560,169,477

See Notes to Financial Statements.
178

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Responsible U.S. Equity ETF	Avantis U.S. Equity ETF
Assets
Investment securities, at value (cost of $265,370,680 and $6,272,483,970, respectively) — including $456,781 and $11,278,155, respectively, of securities on loan	$340,276,688	$8,035,501,962
Investment made with cash collateral received for securities on loan, at value (cost of $166,302 and $3,856,847, respectively)	166,302	3,856,847
Total investment securities, at value (cost of $265,536,982 and $6,276,340,817, respectively)	340,442,990	8,039,358,809
Dividends and interest receivable	312,366	9,136,469
Securities lending receivable	464	2,678
	340,755,820	8,048,497,956

Liabilities
Payable for collateral received for securities on loan	166,302	3,856,847
Accrued management fees	39,141	937,587
	205,443	4,794,434

Net Assets	$340,550,377	$8,043,703,522

Shares outstanding (unlimited number of shares authorized)	5,100,000	81,840,000

Net Asset Value Per Share	$66.77	$98.29

Net Assets Consist of:
Capital paid in	$267,006,246	$6,227,073,255
Distributable earnings (loss)	73,544,131	1,816,630,267
	$340,550,377	$8,043,703,522

See Notes to Financial Statements.
179

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF
Assets
Investment securities, at value (cost of $415,404,682 and $5,287,653,605, respectively) — including $139,467 and $2,223,458, respectively, of securities on loan	$481,667,809	$5,829,178,217
Investment made with cash collateral received for securities on loan, at value (cost of $13,598 and $1,248,573, respectively)	13,598	1,248,573
Total investment securities, at value (cost of $415,418,280 and $5,288,902,178, respectively)	481,681,407	5,830,426,790
Receivable for capital shares sold	1,369,892	16,507,632
Dividends and interest receivable	542,098	9,495,121
Securities lending receivable	41	556
	483,593,438	5,856,430,099

Liabilities
Payable for collateral received for securities on loan	13,598	1,248,573
Payable for investments purchased	1,318,551	16,274,677
Accrued management fees	55,850	662,466
	1,387,999	18,185,716

Net Assets	$482,205,439	$5,838,244,383

Shares outstanding (unlimited number of shares authorized)	7,040,000	84,880,000

Net Asset Value Per Share	$68.50	$68.78

Net Assets Consist of:
Capital paid in	$370,058,375	$5,147,718,803
Distributable earnings (loss)	112,147,064	690,525,580
	$482,205,439	$5,838,244,383

See Notes to Financial Statements.
180

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF
Assets
Investment securities, at value (cost of $153,502,623 and $135,965,134, respectively) — including $271,749 and $51,390, respectively, of securities on loan	$159,590,438	$137,191,321
Investment made with cash collateral received for securities on loan, at value (cost of $86,195 and $52,435, respectively)	86,195	52,435
Total investment securities, at value (cost of $153,588,818 and $136,017,569, respectively)	159,676,633	137,243,756
Receivable for capital shares sold	1,309,410	—
Dividends and interest receivable	153,201	163,955
Securities lending receivable	33	7
	161,139,277	137,407,718

Liabilities
Payable for collateral received for securities on loan	86,195	52,435
Payable for investments purchased	1,282,033	—
Accrued management fees	22,978	22,335
	1,391,206	74,770

Net Assets	$159,748,071	$137,332,948

Shares outstanding (unlimited number of shares authorized)	2,440,000	2,100,000

Net Asset Value Per Share	$65.47	$65.40

Net Assets Consist of:
Capital paid in	$151,612,543	$131,876,044
Distributable earnings (loss)	8,135,528	5,456,904
	$159,748,071	$137,332,948

See Notes to Financial Statements.
181

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Assets
Investment securities, at value (cost of $1,488,877,492 and $14,904,532,891, respectively) — including $22,558,104 and $89,814,591, respectively, of securities on loan	$1,444,373,209	$15,482,196,782
Investment made with cash collateral received for securities on loan, at value (cost of $16,353,978 and $19,190,363, respectively)	16,353,978	19,190,363
Total investment securities, at value (cost of $1,505,231,470 and $14,923,723,254, respectively)	1,460,727,187	15,501,387,145
Cash	—	801,920
Receivable for investments sold	—	9,981,830
Receivable for capital shares sold	—	9,281,090
Dividends and interest receivable	1,030,659	15,869,746
Securities lending receivable	44,497	25,787
	1,461,802,343	15,537,347,518

Liabilities
Payable for collateral received for securities on loan	16,353,978	19,190,363
Payable for investments purchased	—	19,324,943
Accrued management fees	288,085	3,070,468
	16,642,063	41,585,774

Net Assets	$1,445,160,280	$15,495,761,744

Shares outstanding (unlimited number of shares authorized)	27,810,000	166,960,000

Net Asset Value Per Share	$51.97	$92.81

Net Assets Consist of:
Capital paid in	$1,455,886,420	$14,875,120,912
Distributable earnings (loss)	(10,726,140)	620,640,832
	$1,445,160,280	$15,495,761,744

See Notes to Financial Statements.
182

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $250,894, respectively)	$55,194	$8,686,573
Interest	365	14,454
Securities lending, net	38	5,513
	55,597	8,706,540

Expenses:
Management fees	6,259	452,611
Other expenses	—	183
	6,259	452,794

Net investment income (loss)	49,338	8,253,746

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,241)	5,936,477
Foreign currency translation transactions	—	3,044
	(2,241)	5,939,521

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $— and $(1,176), respectively)	(137,634)	(28,415,395)
Translation of assets and liabilities in foreign currencies	—	(22,725)
	(137,634)	(28,438,120)

Net realized and unrealized gain (loss)	(139,875)	(22,498,599)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(90,537)	$(14,244,853)

See Notes to Financial Statements.
183

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Responsible U.S. Equity ETF	Avantis U.S. Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,195 and $19,867, respectively)	$2,198,541	$55,772,800
Interest	9,867	130,659
Securities lending, net	2,064	41,088
	2,210,472	55,944,547

Expenses:
Management fees	237,397	5,721,648

Net investment income (loss)	1,973,075	50,222,899

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	128,027	76,432,098

Change in net unrealized appreciation (depreciation) on investments	11,428,297	262,693,558

Net realized and unrealized gain (loss)	11,556,324	339,125,656

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,529,399	$389,348,555

See Notes to Financial Statements.
184

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $797 and $6,799, respectively)	$3,144,729	$48,321,939
Interest	9,617	108,559
Securities lending, net	348	2,403
	3,154,694	48,432,901

Expenses:
Management fees	335,915	3,735,400
Trustees' fees and expenses	3,727	—
	339,642	3,735,400

Net investment income (loss)	2,815,052	44,697,501

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	6,693,792	199,736,297

Change in net unrealized appreciation (depreciation) on:
Investments	16,152,748	54,280,863
Translation of assets and liabilities in foreign currencies	(4)	—
	16,152,744	54,280,863

Net realized and unrealized gain (loss)	22,846,536	254,017,160

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,661,588	$298,714,661

See Notes to Financial Statements.
185

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $196 and $565, respectively)	$919,252	$896,459
Interest	3,382	2,650
Securities lending, net	316	37
	922,950	899,146

Expenses:
Management fees	115,825	100,241
Trustees' fees and expenses	1,031	769
	116,856	101,010

Net investment income (loss)	806,094	798,136

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,926,315	4,253,909

Change in net unrealized appreciation (depreciation) on investments	1,726,638	(2,700,007)

Net realized and unrealized gain (loss)	3,652,953	1,553,902

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,459,047	$2,352,038

See Notes to Financial Statements.
186

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,590 and $232,435, respectively)	$10,728,730	$143,321,967
Interest	36,609	296,479
Securities lending, net	207,863	185,729
	10,973,202	143,804,175

Expenses:
Management fees	1,775,424	18,502,679

Net investment income (loss)	9,197,778	125,301,496

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	51,466,922	352,941,153

Change in net unrealized appreciation (depreciation) on investments	(123,573,247)	(944,436,977)

Net realized and unrealized gain (loss)	(72,106,325)	(591,495,824)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(62,908,547)	$(466,194,328)

See Notes to Financial Statements.
187

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis Inflation Focused Equity ETF		Avantis Real Estate ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$49,338	$83,639	$8,253,746	$14,864,482
Net realized gain (loss)	(2,241)	6,532	5,939,521	2,843,852
Change in net unrealized appreciation (depreciation)	(137,634)	623,103	(28,438,120)	63,748,306
Net increase (decrease) in net assets resulting from operations	(90,537)	713,274	(14,244,853)	81,456,640

Distributions to Shareholders
From earnings	(50,520)	(63,990)	(12,412,572)	(14,720,404)

Capital Share Transactions
Proceeds from shares sold	—	1,178,180	48,671,312	185,428,114
Payments for shares redeemed	—	—	(20,407,786)	(34,182,974)
Other capital	—	—	—	21,874
Net increase (decrease) in net assets from capital share transactions	—	1,178,180	28,263,526	151,267,014

Net increase (decrease) in net assets	(141,057)	1,827,464	1,606,101	218,003,250

Net Assets
Beginning of period	5,268,323	3,440,859	558,563,376	340,560,126
End of period	$5,127,266	$5,268,323	$560,169,477	$558,563,376

Transactions in Shares of the Funds
Sold	—	20,000	1,120,000	4,520,000
Redeemed	—	—	(440,000)	(840,000)
Net increase (decrease) in shares of the funds	—	20,000	680,000	3,680,000

See Notes to Financial Statements.
188

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis Responsible U.S. Equity ETF		Avantis U.S. Equity ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,973,075	$3,063,884	$50,222,899	$85,858,250
Net realized gain (loss)	128,027	639,586	76,432,098	136,294,584
Change in net unrealized appreciation (depreciation)	11,428,297	49,057,621	262,693,558	1,093,578,289
Net increase (decrease) in net assets resulting from operations	13,529,399	52,761,091	389,348,555	1,315,731,123

Distributions to Shareholders
From earnings	(2,155,923)	(2,829,198)	(52,044,702)	(80,770,101)

Capital Share Transactions
Proceeds from shares sold	39,936,885	78,026,880	890,711,361	1,546,263,933
Payments for shares redeemed	(1,984,746)	(5,529,948)	(311,053,845)	(330,087,039)
Net increase (decrease) in net assets from capital share transactions	37,952,139	72,496,932	579,657,516	1,216,176,894

Net increase (decrease) in net assets	49,325,615	122,428,825	916,961,369	2,451,137,916

Net Assets
Beginning of period	291,224,762	168,795,937	7,126,742,153	4,675,604,237
End of period	$340,550,377	$291,224,762	$8,043,703,522	$7,126,742,153

Transactions in Shares of the Funds
Sold	600,000	1,380,000	9,060,000	18,750,000
Redeemed	(30,000)	(90,000)	(3,150,000)	(3,750,000)
Net increase (decrease) in shares of the funds	570,000	1,290,000	5,910,000	15,000,000

See Notes to Financial Statements.
189

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Large Cap Equity ETF		Avantis U.S. Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024(1)	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$2,815,052	$3,020,588	$44,697,501	$52,369,659
Net realized gain (loss)	6,693,792	8,440,130	199,736,297	64,228,215
Change in net unrealized appreciation (depreciation)	16,152,744	50,110,383	54,280,863	409,129,249
Net increase (decrease) in net assets resulting from operations	25,661,588	61,571,101	298,714,661	525,727,123

Distributions to Shareholders
From earnings	(2,494,566)	(2,163,216)	(41,205,414)	(43,284,668)

Capital Share Transactions
Proceeds from shares sold	93,193,396	409,137,056	2,135,924,260	2,827,115,786
Payments for shares redeemed	(30,322,870)	(72,377,050)	(903,439,216)	(445,254,812)
Net increase (decrease) in net assets from capital share transactions	62,870,526	336,760,006	1,232,485,044	2,381,860,974

Net increase (decrease) in net assets	86,037,548	396,167,891	1,489,994,291	2,864,303,429

Net Assets
Beginning of period	396,167,891	—	4,348,250,092	1,483,946,663
End of period	$482,205,439	$396,167,891	$5,838,244,383	$4,348,250,092

Transactions in Shares of the Funds
Sold	1,380,000	7,400,000	31,220,000	46,840,000
Redeemed	(440,000)	(1,300,000)	(13,120,000)	(7,220,000)
Net increase (decrease) in shares of the funds	940,000	6,100,000	18,100,000	39,620,000
(1)September 26, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
190

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S. Mid Cap Equity ETF		Avantis U.S. Mid Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024(1)	February 28, 2025	August 31, 2024(1)
Operations
Net investment income (loss)	$806,094	$346,182	$798,136	$299,867
Net realized gain (loss)	1,926,315	1,064,423	4,253,909	(306,223)
Change in net unrealized appreciation (depreciation)	1,726,638	4,361,177	(2,700,007)	3,926,194
Net increase (decrease) in net assets resulting from operations	4,459,047	5,771,782	2,352,038	3,919,838

Distributions to Shareholders
From earnings	(678,450)	(191,362)	(633,892)	(181,080)

Capital Share Transactions
Proceeds from shares sold	71,108,684	98,629,782	83,217,472	67,847,418
Payments for shares redeemed	(12,038,430)	(7,312,982)	(19,188,846)	—
Net increase (decrease) in net assets from capital share transactions	59,070,254	91,316,800	64,028,626	67,847,418

Net increase (decrease) in net assets	62,850,851	96,897,220	65,746,772	71,586,176

Net Assets
Beginning of period	96,897,220	—	71,586,176	—
End of period	$159,748,071	$96,897,220	$137,332,948	$71,586,176

Transactions in Shares of the Funds
Sold	1,080,000	1,660,000	1,240,000	1,140,000
Redeemed	(180,000)	(120,000)	(280,000)	—
Net increase (decrease) in shares of the funds	900,000	1,540,000	960,000	1,140,000
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
191

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis U.S. Small Cap Equity ETF		Avantis U.S. Small Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$9,197,778	$12,144,436	$125,301,496	$181,122,097
Net realized gain (loss)	51,466,922	71,095,910	352,941,153	469,999,411
Change in net unrealized appreciation (depreciation)	(123,573,247)	65,513,362	(944,436,977)	1,190,318,532
Net increase (decrease) in net assets resulting from operations	(62,908,547)	148,753,708	(466,194,328)	1,841,440,040

Distributions to Shareholders
From earnings	(8,254,890)	(10,112,322)	(123,066,214)	(162,318,430)

Capital Share Transactions
Proceeds from shares sold	380,752,710	1,011,899,700	4,013,699,142	6,337,115,946
Payments for shares redeemed	(177,266,604)	(287,463,993)	(1,115,351,734)	(1,650,011,854)
Net increase (decrease) in net assets from capital share transactions	203,486,106	724,435,707	2,898,347,408	4,687,104,092

Net increase (decrease) in net assets	132,322,669	863,077,093	2,309,086,866	6,366,225,702

Net Assets
Beginning of period	1,312,837,611	449,760,518	13,186,674,878	6,820,449,176
End of period	$1,445,160,280	$1,312,837,611	$15,495,761,744	$13,186,674,878

Transactions in Shares of the Funds
Sold	6,870,000	20,160,000	40,940,000	71,760,000
Redeemed	(3,180,000)	(5,670,000)	(11,460,000)	(18,280,000)
Net increase (decrease) in shares of the funds	3,690,000	14,490,000	29,480,000	53,480,000

See Notes to Financial Statements.
192

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Inflation Focused Equity ETF, Avantis Real Estate ETF, Avantis Responsible U.S. Equity ETF, Avantis U.S. Equity ETF, Avantis U.S. Large Cap Equity ETF, Avantis U.S. Large Cap Value ETF, Avantis U.S. Mid Cap Equity ETF, Avantis U.S. Mid Cap Value ETF, Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF (collectively, the funds) are ten funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis U.S. Large Cap Equity ETF incepted on September 26, 2023. Avantis U.S. Mid Cap Equity ETF and Avantis U.S. Mid Cap Value ETF incepted on November 7, 2023.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.  Certain countries impose taxes on realized gains on the sale of securities registered in their country. The
193

funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

194

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.
Remaining Contractual Maturity of Agreements

Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Inflation Focused Equity ETF
Common Stocks	$4,467	—	—	—	$4,467
Gross amount of recognized liabilities for securities lending transactions					$4,467

Avantis Real Estate ETF
Common Stocks	$3,648,920	—	—	—	$3,648,920
Gross amount of recognized liabilities for securities lending transactions					$3,648,920

Avantis Responsible U.S. Equity ETF
Common Stocks	$166,302	—	—	—	$166,302
Gross amount of recognized liabilities for securities lending transactions					$166,302

Avantis U.S. Equity ETF
Common Stocks	$3,853,148	—	—	—	$3,853,148
Rights	3,699	—	—	—	3,699
Total Borrowings	$3,856,847	—	—	—	$3,856,847
Gross amount of recognized liabilities for securities lending transactions					$3,856,847

Avantis U.S. Large Cap Equity ETF
Common Stocks	$13,598	—	—	—	$13,598
Gross amount of recognized liabilities for securities lending transactions					$13,598

Avantis U.S. Large Cap Value ETF
Common Stocks	$1,248,573	—	—	—	$1,248,573
Gross amount of recognized liabilities for securities lending transactions					$1,248,573

Avantis U.S. Mid Cap Equity ETF
Common Stocks	$86,195	—	—	—	$86,195
Gross amount of recognized liabilities for securities lending transactions					$86,195

Avantis U.S. Mid Cap Value ETF
Common Stocks	$52,435	—	—	—	$52,435
Gross amount of recognized liabilities for securities lending transactions					$52,435

Avantis U.S. Small Cap Equity ETF
Common Stocks	$16,352,243	—	—	—	$16,352,243
Rights	1,735	—	—	—	1,735
Total Borrowings	$16,353,978	—	—	—	$16,353,978
Gross amount of recognized liabilities for securities lending transactions					$16,353,978

Avantis U.S. Small Cap Value ETF
Common Stocks	$19,190,363	—	—	—	$19,190,363
Gross amount of recognized liabilities for securities lending transactions					$19,190,363
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

195

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century ETF Trust own, in aggregate, 12% of the shares of Avantis U.S. Mid Cap Value ETF.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Inflation Focused Equity ETF	0.25%
Avantis Real Estate ETF	0.17%
Avantis Responsible U.S. Equity ETF	0.15%
Avantis U.S. Equity ETF	0.15%
Avantis U.S. Large Cap Equity ETF	0.15%
Avantis U.S. Large Cap Value ETF	0.15%
Avantis U.S. Mid Cap Equity ETF	0.18%
Avantis U.S. Mid Cap Value ETF	0.20%
Avantis U.S. Small Cap Equity ETF	0.25%
Avantis U.S. Small Cap Value ETF	0.25%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2025 were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Purchases	$28,405	$11,614,041	$8,772,522	$191,713,240	$16,374,670
Sales	$30,657	$1,228,507	$2,957,302	$126,788,362	$6,173,028

	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Purchases	$288,915,646	$9,978,443	$11,478,878	$42,519,531	$497,775,352
Sales	$204,258,750	$4,447,223	$7,399,784	$12,546,700	$225,143,096

196

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Real Estate ETF	$35,221,091	$20,027,128	$4,642,921
Avantis Responsible U.S. Equity ETF	$33,931,618	$1,884,767	$812,475
Avantis U.S. Equity ETF	$825,107,482	$307,362,538	$128,392,721
Avantis U.S. Large Cap Equity ETF	$82,072,522	$29,454,454	$15,861,746
Avantis U.S. Large Cap Value ETF	$2,044,687,681	$897,824,020	$243,150,677
Avantis U.S. Mid Cap Equity ETF	$65,686,294	$11,915,394	$2,509,450
Avantis U.S. Mid Cap Value ETF	$79,382,449	$19,346,389	$5,190,833
Avantis U.S. Small Cap Equity ETF	$364,219,133	$174,154,525	$62,240,978
Avantis U.S. Small Cap Value ETF	$3,835,792,852	$1,110,907,593	$442,584,683
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Inflation Focused Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,097,591	—	—
Short-Term Investments	24,984	—	—
	$5,122,575	—	—

197

Avantis Real Estate ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$44,742,621	$1,228,049	—
Diversified REITs	7,688,763	33,666,830	—
Health Care REITs	52,764,925	3,617,302	—
Hotel & Resort REITs	8,082,913	3,829,132	—
Industrial REITs	53,132,704	43,343,538	—
Multi-Family Residential REITs	45,224,221	9,069,830	—
Office REITs	7,059,839	19,965,099	—
Other Specialized REITs	28,379,496	833,509	—
Retail REITs	58,213,290	33,118,130	—
Self Storage REITs	29,672,902	3,093,133	—
Single-Family Residential REITs	19,688,306	323,442	—
Other REITs	51,144,457	—	—
Short-Term Investments	4,512,671	—	—
	$410,307,108	$152,087,994	—

Avantis Responsible U.S. Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$339,970,240	—	—
Rights	409	—	—
Short-Term Investments	472,341	—	—
	$340,442,990	—	—

Avantis U.S. Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,029,356,253	—	—
Rights	29,146	—	—
Escrow Interests	—	$22	—
Short-Term Investments	9,973,388	—	—
	$8,039,358,787	$22	—

Avantis U.S. Large Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$480,941,997	—	—
Short-Term Investments	739,410	—	—
	$481,681,407	—	—

Avantis U.S. Large Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,823,995,846	—	—
Short-Term Investments	6,430,944	—	—
	$5,830,426,790	—	—

198

Avantis U.S. Mid Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$159,467,703	—	—
Short-Term Investments	208,930	—	—
	$159,676,633	—	—

Avantis U.S. Mid Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$137,065,080	—	—
Short-Term Investments	178,676	—	—
	$137,243,756	—	—

Avantis U.S. Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,442,335,717	—	—
Rights	7,646	—	—
Short-Term Investments	18,383,824	—	—
	$1,460,727,187	—	—

Avantis U.S. Small Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$15,476,152,145	—	—
Short-Term Investments	25,235,000	—	—
	$15,501,387,145	—	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis Real Estate ETF concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

199

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Federal tax cost of investments	$4,793,849	$557,511,948	$265,537,271	$6,276,397,725	$415,419,630
Gross tax appreciation of investments	$847,852	$44,345,550	$85,583,033	$2,061,318,723	$101,964,208
Gross tax depreciation of investments	(519,126)	(39,462,396)	(10,677,314)	(298,357,639)	(35,702,431)
Net tax appreciation (depreciation) of investments	$328,726	$4,883,154	$74,905,719	$1,762,961,084	$66,261,777

	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Federal tax cost of investments	$5,289,124,579	$153,588,934	$136,017,658	$1,505,239,453	$14,928,016,837
Gross tax appreciation of investments	$748,515,987	$14,313,496	$8,348,596	$156,148,970	$2,223,029,089
Gross tax depreciation of investments	(207,213,776)	(8,225,797)	(7,122,498)	(200,661,236)	(1,649,658,781)
Net tax appreciation (depreciation) of investments	$541,302,211	$6,087,699	$1,226,098	$(44,512,266)	$573,370,308

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Inflation Focused Equity ETF	$(101,110)	—
Avantis Real Estate ETF	$(3,002,219)	$(1,225,403)
Avantis Responsible U.S. Equity ETF	$(820,853)	$(1,121,095)
Avantis U.S. Equity ETF	$(18,799,569)	$(19,290,846)
Avantis U.S. Large Cap Equity ETF	$(452,127)	$(413,531)
Avantis U.S. Large Cap Value ETF	$(46,075,996)	$(21,385,261)
Avantis U.S. Mid Cap Equity ETF	$(126,094)	—
Avantis U.S. Mid Cap Value ETF	$(306,158)	—
Avantis U.S. Small Cap Equity ETF	$(17,765,620)	$(2,917,887)
Avantis U.S. Small Cap Value ETF	$(183,020,404)	$(166,356,222)
200

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Inflation Focused Equity ETF
2025(4)	$65.85	0.62	(1.75)	(1.13)	(0.63)	$64.09	(1.69)%	0.25%	1.97%	1%	$5,127
2024	$57.35	1.18	8.22	9.40	(0.90)	$65.85	16.56%	0.25%	1.95%	2%	$5,268
2023(5)	$49.39	1.14	8.79	9.93	(1.97)	$57.35	20.37%	0.25%	2.19%	7%	$3,441

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Real Estate ETF
2025(4)	$46.24	0.68	(1.97)	(1.29)	(1.05)	—	$43.90	(2.86)%	0.17%	3.10%	0%	$560,169
2024	$40.54	1.48	5.74	7.22	(1.52)	0.00(5)	$46.24	18.38%	0.17%	3.60%	2%	$558,563
2023	$44.99	1.44	(4.61)	(3.17)	(1.29)	0.01	$40.54	(7.04)%	0.17%	3.48%	5%	$340,560
2022(6)	$50.00	1.40	(5.82)	(4.42)	(0.64)	0.05	$44.99	(8.86)%	0.17%	3.17%	7%	$143,966

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible U.S. Equity ETF
2025(4)	$64.29	0.41	2.53	2.94	(0.46)	$66.77	4.58%	0.15%	1.24%	1%	$340,550
2024	$52.10	0.77	12.14	12.91	(0.72)	$64.29	24.98%	0.15%	1.33%	3%	$291,225
2023	$46.60	0.76	5.36	6.12	(0.62)	$52.10	13.27%	0.15%	1.55%	4%	$168,796
2022(5)	$50.45	0.36	(4.07)	(3.71)	(0.14)	$46.60	(7.32)%	0.15%	1.61%	3%	$32,156

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Equity ETF
2025(4)	$93.86	0.64	4.46	5.10	(0.67)	$98.29	5.44%	0.15%	1.31%	2%	$8,043,704
2024	$76.74	1.22	17.07	18.29	(1.17)	$93.86	24.05%	0.15%	1.46%	1%	$7,126,742
2023	$68.81	1.24	7.84	9.08	(1.15)	$76.74	13.37%	0.15%	1.74%	1%	$4,675,604
2022	$76.82	1.12	(8.15)	(7.03)	(0.98)	$68.81	(9.21)%	0.15%	1.52%	4%	$2,522,737
2021	$56.13	0.93	20.54	21.47	(0.78)	$76.82	38.56%	0.15%	1.36%	4%	$1,486,458
2020(5)	$50.00	0.82	5.84	6.66	(0.53)	$56.13	13.50%	0.15%	1.76%	3%	$436,099

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Equity ETF
2025(4)	$64.95	0.42	3.51	3.93	(0.38)	$68.50	6.06%	0.15%	1.25%	1%	$482,205
2024(5)	$49.48	0.76	15.27	16.03	(0.56)	$64.95	32.49%	0.15%	1.39%	3%	$396,168

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)September 26, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value ETF
2025(4)	$65.11	0.60	3.65	4.25	(0.58)	$68.78	6.55%	0.15%	1.79%	4%	$5,838,244
2024	$54.64	1.15	10.34	11.49	(1.02)	$65.11	21.25%	0.15%	1.92%	5%	$4,348,250
2023	$48.91	1.20	5.62	6.82	(1.09)	$54.64	14.19%	0.15%	2.32%	18%	$1,483,947
2022(5)	$50.00	1.16	(1.65)	(0.49)	(0.60)	$48.91	(1.03)%	0.15%	2.44%	23%	$494,955

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)September 21, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Equity ETF
2025(4)	$62.92	0.41	2.50	2.91	(0.36)	$65.47	4.62%	0.18%	1.26%	3%	$159,748
2024(5)	$49.49	0.68	13.19	13.87	(0.44)	$62.92	28.10%	0.18%	1.39%	3%	$96,897

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Value ETF
2025(4)	$62.79	0.53	2.53	3.06	(0.45)	$65.40	4.86%	0.20%	1.60%	7%	$137,333
2024(5)	$49.19	0.81	13.33	14.14	(0.54)	$62.79	28.81%	0.20%	1.68%	10%	$71,586

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity ETF
2025(4)	$54.43	0.35	(2.49)	(2.14)	(0.32)	$51.97	(3.97)%	0.25%	1.29%	1%	$1,445,160
2024	$46.70	0.74	7.64	8.38	(0.65)	$54.43	18.11%	0.25%	1.48%	5%	$1,312,838
2023	$43.86	0.73	2.68	3.41	(0.57)	$46.70	7.91%	0.25%	1.61%	9%	$449,761
2022(5)	$50.00	0.42	(6.39)	(5.97)	(0.17)	$43.86	(11.95)%	0.25%	1.50%	14%	$26,315

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)January 11, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value ETF
2025(4)	$95.92	0.82	(3.11)	(2.29)	(0.82)	$92.81	(2.42)%	0.25%	1.69%	2%	$15,495,762
2024	$81.20	1.64	14.61	16.25	(1.53)	$95.92	20.24%	0.25%	1.87%	4%	$13,186,675
2023	$74.04	1.59	7.03	8.62	(1.46)	$81.20	11.88%	0.25%	2.08%	7%	$6,820,449
2022	$75.49	1.36	(1.70)	(0.34)	(1.11)	$74.04	(0.47)%	0.25%	1.77%	24%	$3,675,290
2021	$44.97	1.16	30.24	31.40	(0.88)	$75.49	70.34%	0.25%	1.72%	22%	$1,570,143
2020(5)	$50.00	0.72	(5.30)	(4.58)	(0.45)	$44.97	(9.09)%	0.25%	1.87%	20%	$355,298

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2025

Avantis® Emerging Markets Equity ETF (AVEM)
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
Avantis® Emerging Markets Value ETF (AVES)
Avantis® International Equity ETF (AVDE)
Avantis® International Large Cap Value ETF (AVIV)
Avantis® International Small Cap Equity ETF (AVDS)
Avantis® International Small Cap Value ETF (AVDV)
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
Avantis® Responsible International Equity ETF (AVSD)

Schedules of Investments

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Emerging Markets Equity ETF
	Shares	Value
COMMON STOCKS — 100.0%
Brazil — 4.7%
Allos SA	946,126	$2,873,257
Alpargatas SA, Preference Shares	221,300	238,678
Alupar Investimento SA	66,800	314,845
Ambev SA, ADR	2,164,276	4,480,051
Ambipar Participacoes e Empreendimentos SA(1)	7,400	157,159
Americanas SA(1)	994	912
Atacadao SA	400,300	493,606
Auren Energia SA	458,383	610,383
Automob Participacoes SA(1)	831,860	36,735
Azul SA, ADR(1)(2)	42,021	77,739
Azzas 2154 SA	68,722	304,062
B3 SA - Brasil Bolsa Balcao	2,106,200	3,734,721
Banco ABC Brasil SA, Preference Shares	250,680	839,198
Banco BMG SA, Preference Shares	46,900	30,748
Banco Bradesco SA	494,698	866,277
Banco Bradesco SA, ADR(2)	4,253,513	8,294,350
Banco BTG Pactual SA	772,100	4,162,349
Banco do Brasil SA	1,718,780	7,955,085
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	533,200	974,452
Banco Pan SA, Preference Shares	387,300	469,024
Banco Santander Brasil SA, ADR(2)	545,834	2,379,836
BB Seguridade Participacoes SA	719,300	4,624,172
Bemobi Mobile Tech SA	41,300	99,959
Blau Farmaceutica SA	29,300	61,958
Boa Safra Sementes SA	17,800	30,505
BrasilAgro - Co. Brasileira de Propriedades Agricolas	71,500	245,432
Braskem SA, Class A, ADR(1)(2)	90,592	334,284
Brava Energia	845,185	2,592,552
BRF SA, ADR	1,015,461	3,117,465
C&A Modas SA	410,800	696,336
Caixa Seguridade Participacoes SA	97,000	249,763
Camil Alimentos SA	115,300	71,283
CCR SA	1,093,400	2,176,530
Centrais Eletricas Brasileiras SA, ADR(2)	570,748	3,721,277
Centrais Eletricas Brasileiras SA, Class B Preference Shares	121,500	870,650
Cia Brasileira de Aluminio(1)	308,694	271,067
Cia Brasileira de Distribuicao(1)	557,100	240,339
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	202,400	256,453
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	448,089	7,218,714
Cia de Saneamento de Minas Gerais Copasa MG	542,300	2,134,144
Cia De Sanena Do Parana	334,400	1,547,146
Cia De Sanena Do Parana, Preference Shares	1,479,000	1,351,476
Cia Energetica de Minas Gerais, ADR	2,425,163	4,510,803
Cia Paranaense de Energia - Copel	86,000	129,709
Cia Paranaense de Energia - Copel, ADR(2)	46,893	283,234
Cia Paranaense de Energia - Copel, Preference Shares	1,252,800	2,081,031
Cia Paranaense de Energia - Copel, Preference Shares, ADR(2)	187,574	1,249,243
Cia Siderurgica Nacional SA, ADR(2)	1,739,132	2,486,959

Avantis Emerging Markets Equity ETF
	Shares	Value
Clear Sale SA(1)	38,200	$67,347
Construtora Tenda SA	195,400	494,171
Cosan SA	465,896	562,622
CPFL Energia SA	99,800	590,394
Cristal Pigmentos do Brasil SA, Preference Shares	1,700	5,371
Cury Construtora e Incorporadora SA	433,100	1,559,488
Cyrela Brazil Realty SA Empreendimentos e Participacoes	816,600	2,889,061
Dexco SA	562,611	543,724
Dexxos Participacoes SA	17,400	23,584
Direcional Engenharia SA	130,200	650,596
EcoRodovias Infraestrutura e Logistica SA	757,200	637,897
Embraer SA, ADR(1)	475,075	22,637,324
Empreendimentos Pague Menos SA	9,900	4,675
Energisa SA	665,200	4,310,273
Eneva SA(1)	379,300	762,768
Engie Brasil Energia SA	273,300	1,726,330
Equatorial Energia SA	521,223	2,657,616
Equatorial Energia SA(1)	1,786	8,997
Eucatex SA Industria e Comercio, Preference Shares	16,500	34,078
Even Construtora e Incorporadora SA	143,200	137,663
Ez Tec Empreendimentos e Participacoes SA	222,900	465,665
Fleury SA	10,092	19,455
Fras-Le SA	128,937	522,524
Gerdau SA, ADR	2,988,827	8,458,380
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	81,320	19,199
GPS Participacoes e Empreendimentos SA	35,800	82,148
Grendene SA	251,000	238,311
Grupo Mateus SA	559,900	609,574
Grupo SBF SA	359,100	600,772
Guararapes Confeccoes SA	156,700	166,078
Hapvida Participacoes e Investimentos SA(1)	737,685	264,370
Hidrovias do Brasil SA(1)	634,200	220,820
Hypera SA	85,000	272,426
Iguatemi SA	664,094	1,990,821
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,200	9,238
Inter & Co., Inc., Class A(2)	194,204	1,040,933
Iochpe Maxion SA	374,700	808,886
Irani Papel e Embalagem SA	78,400	96,941
IRB-Brasil Resseguros SA(1)	292,993	2,357,321
Isa Energia Brasil SA, Preference Shares	285,400	1,124,605
Itau Unibanco Holding SA, ADR	3,818,440	20,963,236
Jalles Machado SA	136,621	96,067
JBS SA	904,800	4,737,881
JHSF Participacoes SA	661,700	415,835
Kepler Weber SA	212,100	283,153
Klabin SA	808,310	2,740,290
Lavvi Empreendimentos Imobiliarios SA	108,980	158,445
Light SA(1)	274,300	187,754
Localiza Rent a Car SA	323,580	1,545,450
LOG Commercial Properties e Participacoes SA	38,700	119,236
Log-in Logistica Intermodal SA(1)	35,767	132,129
Lojas Renner SA	2,520,320	4,854,302
M Dias Branco SA	44,600	171,426
Magazine Luiza SA(1)	32,402	39,459

Avantis Emerging Markets Equity ETF
	Shares	Value
Mahle Metal Leve SA	115,100	$541,909
Marcopolo SA	5,880	5,723
Marcopolo SA, Preference Shares	514,320	646,432
Marfrig Global Foods SA	884,337	2,062,274
Marisa Lojas SA(1)	67,363	15,446
Metalurgica Gerdau SA, Preference Shares	915,000	1,418,894
Mills Locacao Servicos e Logistica SA	216,200	326,082
Minerva SA(1)	735,600	558,480
Moura Dubeux Engenharia SA	10,400	21,497
Movida Participacoes SA	268,300	161,773
MRV Engenharia e Participacoes SA(1)	1,015,400	784,705
Multilaser Industrial SA(1)	127,700	24,726
Multiplan Empreendimentos Imobiliarios SA	269,800	966,902
Natura & Co. Holding SA	121,756	267,805
NU Holdings Ltd., Class A(1)	241,801	2,599,361
Oceanpact Servicos Maritimos SA(1)	86,900	81,474
Odontoprev SA	236,240	430,136
Pagseguro Digital Ltd., Class A(1)	248,399	1,828,217
Patria Investments Ltd., Class A	32,105	363,750
Pet Center Comercio e Participacoes SA	1,207,900	830,891
Petroleo Brasileiro SA, ADR	1,995,506	26,640,005
Petroleo Brasileiro SA, ADR, Preference Shares	2,540,975	31,025,305
Petroreconcavo SA	384,800	1,042,446
Plano & Plano Desenvolvimento Imobiliario SA	123,100	209,082
Porto Seguro SA	25,400	163,678
Portobello SA(1)	107,500	66,096
Positivo Tecnologia SA	74,100	63,432
PRIO SA(1)	1,131,500	7,429,754
Raia Drogasil SA	734,328	2,163,952
Raizen SA, Preference Shares	2,702,300	761,903
Randon SA Implementos e Participacoes, Preference Shares	545,900	839,112
Rede D'Or Sao Luiz SA	286,543	1,319,403
Romi SA	65,606	103,964
Rumo SA	400,600	1,160,775
Santos Brasil Participacoes SA	1,214,300	2,755,437
Sao Martinho SA	367,100	1,321,838
Sendas Distribuidora SA, ADR(2)	260,619	1,472,497
Ser Educacional SA(1)	115,400	82,517
Serena Energia SA(1)	346,009	480,727
Sigma Lithium Corp.(1)(2)	36,244	409,920
Simpar SA(1)	368,700	197,261
SLC Agricola SA	584,816	1,797,860
Smartfit Escola de Ginastica e Danca SA	57,700	174,345
Smartfit Escola de Ginastica e Danca SA(1)	1,083	3,081
StoneCo Ltd., A Shares(1)	439,502	4,065,393
Suzano SA, ADR(2)	933,879	8,974,577
SYN prop e tech SA	61,800	47,549
Taurus Armas SA, Preference Shares	79,100	107,882
Tegma Gestao Logistica SA	30,900	169,887
Telefonica Brasil SA, ADR	104,452	853,373
TIM SA, ADR	282,454	3,903,514
TOTVS SA	293,100	1,718,978
Transmissora Alianca de Energia Eletrica SA	403,300	2,256,367
Tres Tentos Agroindustrial SA	135,400	337,600

Avantis Emerging Markets Equity ETF
	Shares	Value
Trisul SA	88,900	$83,953
Tupy SA	189,900	666,689
Ultrapar Participacoes SA, ADR	1,763,447	5,043,458
Unipar Carbocloro SA, Class B Preference Shares	117,306	914,316
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	1,021,800	985,762
Vale SA, ADR	2,887,519	27,229,304
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	109,900	475,988
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	722,500	473,678
Vibra Energia SA	2,153,200	6,261,035
Vivara Participacoes SA	3,800	11,146
VTEX, Class A(1)	34,170	164,016
Vulcabras SA	74,000	198,711
WEG SA	855,700	7,053,259
Wilson Sons SA	85,100	240,659
Wiz Co.	47,900	49,221
XP, Inc., Class A	71,790	1,015,828
YDUQS Participacoes SA	48,300	86,056
Zamp SA(1)	316,713	144,703
		347,216,829
Chile — 0.5%
Aguas Andinas SA, A Shares	2,895,277	954,082
Banco de Chile	32,294,595	4,195,979
Banco de Credito e Inversiones SA	71,832	2,434,292
Banco Itau Chile SA	9,942	118,401
Banco Santander Chile, ADR	187,468	4,056,808
Besalco SA	44,236	31,381
CAP SA(1)	117,565	653,831
Cencosud SA	974,685	2,572,464
Cencosud Shopping SA	172,732	321,642
Cia Cervecerias Unidas SA, ADR(2)	57,495	802,055
Cia Sud Americana de Vapores SA	18,305,087	1,058,508
Colbun SA	11,727,693	1,686,645
Embotelladora Andina SA, Class B Preference Shares	589,973	1,976,083
Empresa Nacional de Telecomunicaciones SA	214,298	680,278
Empresas CMPC SA	1,555,624	2,633,133
Empresas Copec SA	257,880	1,821,665
Enel Americas SA	12,526,794	1,139,108
Enel Chile SA	42,753,725	2,827,960
Engie Energia Chile SA(1)	648,704	687,547
Falabella SA	965,804	3,787,903
Forus SA	124	246
Grupo Security SA	164,860	45,001
Inversiones Aguas Metropolitanas SA	98,703	85,288
Parque Arauco SA	569,858	1,030,441
Ripley Corp. SA(1)	1,482,879	480,204
SMU SA	1,257,778	238,071
Sociedad Quimica y Minera de Chile SA, ADR	109,986	4,220,163
Vina Concha y Toro SA	277,243	353,601
		40,892,780
China — 28.1%
361 Degrees International Ltd.	756,000	396,010
3SBio, Inc.(1)	3,809,000	3,589,415
AAC Technologies Holdings, Inc.	2,534,000	14,702,189
Agile Group Holdings Ltd.(1)	3,732,000	327,571

Avantis Emerging Markets Equity ETF
	Shares	Value
Agora, Inc., ADR(1)(2)	95,719	$541,770
Agricultural Bank of China Ltd., H Shares	23,533,000	14,028,788
Air China Ltd., H Shares(1)(2)	54,000	34,459
AK Medical Holdings Ltd.	230,000	142,878
Akeso, Inc.(1)(2)	362,000	3,415,161
Alibaba Group Holding Ltd., ADR	1,220,032	161,666,440
Alibaba Pictures Group Ltd.(1)	9,810,000	694,506
A-Living Smart City Services Co. Ltd.(2)	2,086,500	774,187
Aluminum Corp. of China Ltd., H Shares	4,728,000	2,770,845
ANE Cayman, Inc.(1)	709,000	615,126
Anhui Conch Cement Co. Ltd., H Shares	1,576,000	4,307,350
Anhui Expressway Co. Ltd., H Shares	488,000	655,976
ANTA Sports Products Ltd.	2,114,000	23,723,431
Anton Oilfield Services Group	330,000	34,021
Archosaur Games, Inc.(1)	151,000	29,568
Ascletis Pharma, Inc.(1)	209,000	177,672
AsiaInfo Technologies Ltd.(2)	158,800	214,231
Atour Lifestyle Holdings Ltd., ADR	48,855	1,500,337
Autohome, Inc., ADR	190,215	5,466,779
BAIC Motor Corp. Ltd., H Shares	3,896,500	1,200,108
Baidu, Inc., ADR(1)(2)	33,737	2,916,564
Bairong, Inc.(1)(2)	202,500	257,877
Bank of China Ltd., H Shares	90,838,000	51,612,005
Bank of Chongqing Co. Ltd., H Shares	662,500	528,079
Bank of Communications Co. Ltd., H Shares	11,533,000	9,784,582
BeiGene Ltd., ADR(1)	11,267	3,062,371
Beijing Capital International Airport Co. Ltd., H Shares(1)	1,134,000	401,608
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	7,500	8,409
Beijing Enterprises Holdings Ltd.	762,500	2,628,546
Beijing Enterprises Water Group Ltd.	1,220,000	356,956
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,854,000	448,865
Beijing North Star Co. Ltd., H Shares	4,000	376
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	613,000	630,752
Bilibili, Inc., ADR(1)(2)	260	5,288
Binjiang Service Group Co. Ltd.	28,000	78,299
BOC Aviation Ltd.	702,200	5,424,520
BOE Varitronix Ltd.	631,000	562,302
Bosideng International Holdings Ltd.	11,476,000	5,594,090
Brii Biosciences Ltd.(1)	109,000	26,916
Brilliance China Automotive Holdings Ltd.	6,878,000	3,672,218
BYD Co. Ltd., H Shares	865,500	41,475,371
BYD Electronic International Co. Ltd.(2)	2,586,500	16,751,008
C&D International Investment Group Ltd.(2)	793,572	1,576,943
C&D Property Management Group Co. Ltd.	187,747	67,246
Cango, Inc., ADR(1)(2)	4,407	14,279
Canvest Environmental Protection Group Co. Ltd.(2)	716,000	434,486
Cathay Group Holdings, Inc.	211,000	46,788
Central China New Life Ltd.(1)	385,000	47,952
CGN Mining Co. Ltd.(2)	335,000	60,898
Chaowei Power Holdings Ltd.	168,000	30,553
Cheerwin Group Ltd.	115,000	32,746
Chen Lin Education Group Holdings Ltd.(1)	16,000	2,791
China Automotive Systems, Inc.	5,187	23,290
China BlueChemical Ltd., H Shares	2,642,000	697,257

Avantis Emerging Markets Equity ETF
	Shares	Value
China Bohai Bank Co. Ltd., H Shares(1)	1,012,500	$112,177
China Chunlai Education Group Co. Ltd.(2)	157,000	84,374
China Cinda Asset Management Co. Ltd., H Shares(2)	19,598,000	2,911,127
China CITIC Bank Corp. Ltd., H Shares	15,647,000	11,527,212
China Coal Energy Co. Ltd., H Shares(2)	3,469,000	3,588,624
China Communications Services Corp. Ltd., H Shares	9,774,000	5,997,740
China Conch Venture Holdings Ltd.	4,055,000	3,504,165
China Construction Bank Corp., H Shares	114,120,000	96,815,883
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	11,852,000	3,158,932
China Dongxiang Group Co. Ltd.(1)	1,053,000	52,024
China East Education Holdings Ltd.(2)	2,918,000	1,157,566
China Eastern Airlines Corp. Ltd., H Shares(1)	18,000	6,136
China Education Group Holdings Ltd.(2)	3,448,488	1,076,953
China Everbright Bank Co. Ltd., H Shares	4,908,000	1,984,013
China Everbright Environment Group Ltd.	9,701,000	4,111,724
China Everbright Greentech Ltd.	289,000	27,541
China Everbright Ltd.	1,140,000	760,417
China Feihe Ltd.	10,506,000	7,586,837
China Foods Ltd.	282,000	98,042
China Galaxy Securities Co. Ltd., H Shares	6,246,000	6,325,185
China Gas Holdings Ltd.	5,010,600	4,356,507
China Glass Holdings Ltd.(1)	622,000	29,248
China Hanking Holdings Ltd.	175,000	19,444
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	437,000	51,509
China Hongqiao Group Ltd.	9,129,000	14,678,300
China International Capital Corp. Ltd., H Shares	2,091,200	3,971,696
China Isotope & Radiation Corp.	14,400	21,286
China Kepei Education Group Ltd.(2)	130,000	22,237
China Lesso Group Holdings Ltd.	2,374,000	983,683
China Life Insurance Co. Ltd., Class H	3,025,865	5,832,039
China Lilang Ltd.	164,000	83,662
China Literature Ltd.(1)	446,600	1,452,047
China Longyuan Power Group Corp. Ltd., H Shares	6,621,000	5,096,354
China Medical System Holdings Ltd.	5,380,000	5,688,825
China Meidong Auto Holdings Ltd.	802,000	209,765
China Mengniu Dairy Co. Ltd.	6,591,000	15,064,771
China Merchants Bank Co. Ltd., H Shares	4,831,500	28,362,151
China Merchants Land Ltd.(1)	148,000	4,727
China Merchants Port Holdings Co. Ltd.	5,539,175	9,069,829
China Minsheng Banking Corp. Ltd., H Shares	12,847,500	6,120,703
China Modern Dairy Holdings Ltd.(2)	2,304,000	326,161
China National Building Material Co. Ltd., H Shares	11,112,000	5,555,544
China New Higher Education Group Ltd.(2)	2,107,000	281,813
China Nonferrous Mining Corp. Ltd.	6,330,000	3,900,001
China Oriental Group Co. Ltd.	530,000	81,740
China Pacific Insurance Group Co. Ltd., H Shares	3,106,400	9,215,812
China Petroleum & Chemical Corp., Class H	32,792,300	17,473,617
China Power International Development Ltd.	16,136,000	6,231,035
China Railway Group Ltd., H Shares	11,569,000	5,707,141
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	60,605
China Rare Earth Holdings Ltd.(1)	604,000	30,059
China Reinsurance Group Corp., H Shares	302,000	37,770
China Resources Beer Holdings Co. Ltd.	1,280,500	4,109,529
China Resources Building Materials Technology Holdings Ltd.	10,830,000	2,121,650

Avantis Emerging Markets Equity ETF
	Shares	Value
China Resources Gas Group Ltd.	651,400	$2,193,626
China Resources Land Ltd.	3,950,000	13,226,954
China Resources Medical Holdings Co. Ltd.	2,755,000	1,459,852
China Resources Mixc Lifestyle Services Ltd.	829,000	3,445,217
China Resources Pharmaceutical Group Ltd.	2,919,000	1,989,688
China Resources Power Holdings Co. Ltd.	6,436,000	14,884,868
China Risun Group Ltd.(2)	1,399,000	490,051
China Sanjiang Fine Chemicals Co. Ltd.(1)	248,000	56,345
China Shenhua Energy Co. Ltd., H Shares	4,294,000	16,382,775
China Shineway Pharmaceutical Group Ltd.	569,000	609,932
China South City Holdings Ltd.(1)(2)	4,046,000	83,118
China Southern Airlines Co. Ltd., H Shares(1)	364,000	173,584
China Starch Holdings Ltd.	1,320,000	38,852
China Sunshine Paper Holdings Co. Ltd.(1)	645,500	165,445
China Suntien Green Energy Corp. Ltd., H Shares	1,196,000	571,382
China Taiping Insurance Holdings Co. Ltd.	4,738,000	6,989,443
China Tobacco International HK Co. Ltd.(2)	31,000	101,383
China Tower Corp. Ltd., H Shares	11,423,200	16,215,934
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(2)	8,458,000	2,120,504
China Travel International Investment Hong Kong Ltd.	1,754,000	225,939
China Vanke Co. Ltd., H Shares(1)(2)	5,326,700	4,543,888
China Water Affairs Group Ltd.	1,412,000	1,090,555
China XLX Fertiliser Ltd.	878,000	436,382
China Yongda Automobiles Services Holdings Ltd.(2)	3,651,500	1,278,636
China Youran Dairy Group Ltd.(1)(2)	559,000	156,031
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	429,970
Chow Tai Fook Jewellery Group Ltd.	3,427,400	3,311,731
CIMC Enric Holdings Ltd.	4,048,000	3,570,959
CITIC Ltd.	8,104,000	9,287,662
CITIC Securities Co. Ltd., H Shares	2,317,950	6,666,003
CMGE Technology Group Ltd.(1)(2)	1,064,000	79,908
CMOC Group Ltd., H Shares	5,142,000	3,464,276
COFCO Joycome Foods Ltd.(1)(2)	11,896,000	2,098,388
Concord New Energy Group Ltd.	10,990,000	671,152
Consun Pharmaceutical Group Ltd.	649,000	667,897
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	400,000	333,802
COSCO SHIPPING Holdings Co. Ltd., Class H	6,385,249	9,394,493
COSCO SHIPPING International Hong Kong Co. Ltd.	44,000	24,598
COSCO SHIPPING Ports Ltd.	3,467,421	1,949,371
Country Garden Services Holdings Co. Ltd.	4,405,000	3,216,802
CSPC Pharmaceutical Group Ltd.	27,003,760	16,379,910
CSSC Hong Kong Shipping Co. Ltd.	780,000	166,943
Daqo New Energy Corp., ADR(1)(2)	169,904	3,440,556
Datang International Power Generation Co. Ltd., H Shares	38,000	7,043
Digital China Holdings Ltd.(2)	1,170,000	475,583
Dongfeng Motor Group Co. Ltd., Class H(2)	7,344,000	4,124,571
Dongyue Group Ltd.(2)	6,338,000	6,922,048
DPC Dash Ltd.(1)	11,500	146,912
East Buy Holding Ltd.(1)(2)	272,000	452,937
Edvantage Group Holdings Ltd.	519,923	135,661
ENN Energy Holdings Ltd.	545,000	3,630,658
Essex Bio-technology Ltd.	120,000	44,943
Excellence Commercial Property & Facilities Management Group Ltd.	576,000	101,444
Fenbi Ltd.(1)	130,000	41,934

Avantis Emerging Markets Equity ETF
	Shares	Value
FIH Mobile Ltd.(1)	1,361,000	$156,330
FinVolution Group, ADR	721,022	5,941,221
Flat Glass Group Co. Ltd., H Shares(2)	39,000	67,072
Fosun International Ltd.	6,285,500	3,560,297
Fountain SET Holdings Ltd.	26,000	1,909
Fu Shou Yuan International Group Ltd.	4,162,000	2,266,391
Fufeng Group Ltd.	6,194,000	4,313,382
Fuyao Glass Industry Group Co. Ltd., H Shares	416,800	2,840,989
Ganfeng Lithium Group Co. Ltd., H Shares(2)	154,280	434,869
Gaotu Techedu, Inc., ADR(1)(2)	38,912	136,581
GCL Technology Holdings Ltd.(1)(2)	36,209,000	5,804,279
GDS Holdings Ltd., Class A(1)(2)	1,342,300	6,233,549
Geely Automobile Holdings Ltd.	16,131,000	36,472,975
Gemdale Properties & Investment Corp. Ltd.(2)	3,452,000	115,356
Genertec Universal Medical Group Co. Ltd.	3,063,000	1,980,140
GF Securities Co. Ltd., H Shares	1,581,400	2,095,277
Goldwind Science & Technology Co. Ltd., H Shares	367,400	243,223
Goodbaby International Holdings Ltd.(1)	529,000	68,056
Grand Pharmaceutical Group Ltd.	2,663,500	1,726,378
Great Wall Motor Co. Ltd., H Shares	4,256,000	7,069,868
Greentown China Holdings Ltd.	2,807,000	4,164,672
Greentown Management Holdings Co. Ltd.(2)	664,000	254,684
Guangdong Investment Ltd.	3,602,000	2,735,983
Guangzhou Automobile Group Co. Ltd., H Shares(2)	1,046,000	410,778
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	4,593,200	847,953
Guotai Junan Securities Co. Ltd., H Shares(2)	69,200	105,838
H World Group Ltd., ADR	170,611	6,123,229
Haichang Ocean Park Holdings Ltd.(1)(2)	7,020,000	550,780
Haidilao International Holding Ltd.	2,956,000	6,332,902
Haier Smart Home Co. Ltd., H Shares	3,543,400	11,350,094
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	173,000	183,336
Haitian International Holdings Ltd.	2,571,000	6,869,025
Hangzhou Tigermed Consulting Co. Ltd., H Shares(2)	23,800	103,775
Hansoh Pharmaceutical Group Co. Ltd.	1,476,000	3,422,351
Harbin Electric Co. Ltd., H Shares	654,000	287,982
Hebei Construction Group Corp. Ltd., H Shares(1)(2)	31,500	2,225
Hello Group, Inc., ADR	729,092	5,373,408
Hengan International Group Co. Ltd.	2,545,500	7,147,885
Hisense Home Appliances Group Co. Ltd., H Shares(2)	1,597,000	5,414,337
Homeland Interactive Technology Ltd.	142,000	20,322
Hopson Development Holdings Ltd.(1)	326,624	134,844
Hua Hong Semiconductor Ltd.(2)	2,492,000	11,075,278
Huabao International Holdings Ltd.	593,000	158,186
Huadian Power International Corp. Ltd., H Shares	132,000	72,358
Huaneng Power International, Inc., H Shares	4,012,000	2,245,556
Huatai Securities Co. Ltd., H Shares	2,748,000	4,620,309
HUYA, Inc., ADR	109,034	415,420
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	125,600	238,976
iDreamSky Technology Holdings Ltd.(1)(2)	506,000	81,422
Industrial & Commercial Bank of China Ltd., H Shares	56,516,000	40,023,063
Ingdan, Inc.(1)	198,000	39,521
Inkeverse Group Ltd.	2,488,000	593,635
Innovent Biologics, Inc.(1)	269,500	1,405,276
iQIYI, Inc., ADR(1)(2)	1,561,954	3,248,864

Avantis Emerging Markets Equity ETF
	Shares	Value
JD Health International, Inc.(1)	607,950	$2,645,371
JD Logistics, Inc.(1)	2,221,500	3,981,268
JD.com, Inc., ADR	65,273	2,734,939
JD.com, Inc., Class A	36,345	760,013
Jiangsu Expressway Co. Ltd., H Shares	1,080,000	1,230,193
Jiangxi Copper Co. Ltd., H Shares	1,585,000	2,503,928
Jinchuan Group International Resources Co. Ltd.	6,422,000	431,335
Jinke Smart Services Group Co. Ltd., H Shares(1)	239,600	222,179
Jinxin Fertility Group Ltd.(2)	8,056,000	2,717,245
Jiumaojiu International Holdings Ltd.(2)	957,000	364,827
JNBY Design Ltd.	502,000	944,308
JOYY, Inc., ADR(1)	56,440	2,640,828
Jutal Offshore Oil Services Ltd.	186,000	14,629
Kangji Medical Holdings Ltd.	252,500	228,740
Kanzhun Ltd., ADR(1)	63,712	1,019,392
KE Holdings, Inc., ADR	905,643	20,168,670
Kingboard Holdings Ltd.	1,610,000	4,550,650
Kingboard Laminates Holdings Ltd.	1,995,000	2,371,398
Kingdee International Software Group Co. Ltd.(1)	149,000	244,840
Kingsoft Corp. Ltd.	727,800	3,767,102
Kuaishou Technology(1)	3,582,800	23,399,016
Kunlun Energy Co. Ltd.	5,728,000	5,722,248
KWG Group Holdings Ltd.(1)	1,925,000	100,805
KWG Living Group Holdings Ltd.(1)	1,096,249	48,210
Lee & Man Paper Manufacturing Ltd.	1,958,000	572,549
Lenovo Group Ltd.	6,070,000	9,099,939
Leoch International Technology Ltd.	122,000	36,536
LexinFintech Holdings Ltd., ADR	470,171	4,038,769
Li Auto, Inc., ADR(1)	790,993	24,307,215
Li Ning Co. Ltd.	3,116,500	6,861,804
Lingbao Gold Group Co. Ltd., Class H	642,000	414,458
Linklogis, Inc., Class B(2)	1,295,000	282,593
LK Technology Holdings Ltd.	27,500	11,311
Logan Group Co. Ltd.(1)	211,000	28,298
Longfor Group Holdings Ltd.(2)	3,050,124	4,199,128
Lonking Holdings Ltd.	3,284,000	735,560
Lufax Holding Ltd., ADR	106,609	309,166
Luye Pharma Group Ltd.(1)(2)	5,440,500	1,637,046
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	1,760,000	126,844
Maanshan Iron & Steel Co. Ltd., H Shares(1)	60,000	14,752
Maoyan Entertainment(1)(2)	272,800	265,435
Meitu, Inc.(1)(2)	3,303,000	2,023,486
Meituan, Class B(1)	2,543,310	53,101,858
Metallurgical Corp. of China Ltd., H Shares	198,000	40,797
Midea Group Co. Ltd.(1)	200,200	1,912,756
Midea Real Estate Holding Ltd.(1)(2)	1,436,600	565,534
MINISO Group Holding Ltd., ADR(2)	117,342	2,441,887
Minsheng Education Group Co. Ltd.(1)	254,000	6,348
Minth Group Ltd.(1)	3,494,000	9,101,869
MMG Ltd.(1)	16,433,600	4,814,669
NetDragon Websoft Holdings Ltd.	470,500	694,653
NetEase, Inc., ADR	557,212	55,565,181
New China Life Insurance Co. Ltd., H Shares	1,939,900	6,564,465
New Oriental Education & Technology Group, Inc., ADR	14,353	690,092

Avantis Emerging Markets Equity ETF
	Shares	Value
Newborn Town, Inc.(1)	178,000	$103,975
Nexteer Automotive Group Ltd.	2,588,000	1,674,158
Nine Dragons Paper Holdings Ltd.(1)(2)	4,595,000	1,937,229
NIO, Inc., ADR(1)	614,424	2,844,783
Niu Technologies, ADR(1)(2)	51,966	129,395
Noah Holdings Ltd., ADR	101,120	1,144,678
Nongfu Spring Co. Ltd., H Shares(2)	1,211,400	5,404,042
Onewo, Inc., Class H	38,200	110,699
Orient Overseas International Ltd.	350,500	4,691,814
PDD Holdings, Inc., ADR(1)	537,512	61,109,739
People's Insurance Co. Group of China Ltd., H Shares	12,571,000	6,203,830
Perennial Energy Holdings Ltd.	320,000	27,987
PetroChina Co. Ltd., Class H	20,318,200	15,199,698
Pharmaron Beijing Co. Ltd., H Shares	30,675	60,759
PICC Property & Casualty Co. Ltd., H Shares	13,030,000	21,349,477
Ping An Healthcare & Technology Co. Ltd.(2)	1,275,723	1,293,275
Ping An Insurance Group Co. of China Ltd., H Shares	7,686,282	45,558,529
Poly Property Group Co. Ltd.	4,312,844	855,389
Poly Property Services Co. Ltd., Class H	241,200	971,023
Pop Mart International Group Ltd.	1,336,000	17,959,633
Postal Savings Bank of China Co. Ltd., H Shares	9,512,000	6,042,204
Powerlong Commercial Management Holdings Ltd.(1)(2)	96,000	30,021
Q Technology Group Co. Ltd.(1)	324,000	298,271
Qifu Technology, Inc., ADR	412,774	16,543,982
Qudian, Inc., ADR(1)	44,649	124,571
Radiance Holdings Group Co. Ltd.(1)(2)	1,163,000	441,308
Road King Infrastructure Ltd.(1)	27,000	3,741
Sany Heavy Equipment International Holdings Co. Ltd.(2)	960,000	569,411
Scholar Education Group(1)	394,000	198,820
Seazen Group Ltd.(1)	8,388,000	2,282,362
Shandong Gold Mining Co. Ltd., H Shares(2)	245,000	460,889
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,817,600	1,186,103
Shanghai Chicmax Cosmetic Co. Ltd.	10,300	47,860
Shanghai Conant Optical Co. Ltd., Class H	457,000	1,628,034
Shanghai Electric Group Co. Ltd., H Shares(1)(2)	208,000	76,320
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	92,500	181,251
Shanghai Industrial Holdings Ltd.	1,010,000	1,491,515
Shanghai Industrial Urban Development Group Ltd.	403,600	17,357
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	697,600	1,056,667
Shenzhen Expressway Corp. Ltd., H Shares	438,000	370,761
Shenzhen International Holdings Ltd.	6,000,357	5,500,355
Shenzhen Investment Ltd.	1,148,000	122,814
Shenzhou International Group Holdings Ltd.	1,623,200	11,887,365
Shimao Group Holdings Ltd.(1)(2)	245,000	40,386
Shimao Services Holdings Ltd.(1)	1,109,000	120,395
Shoucheng Holdings Ltd.(2)	312,800	68,535
Shougang Fushan Resources Group Ltd.	10,101,623	3,061,038
Shui On Land Ltd.	14,848,000	1,338,948
Sihuan Pharmaceutical Holdings Group Ltd.	11,645,000	886,101
Simcere Pharmaceutical Group Ltd.(2)	3,202,000	3,271,660
Sino Biopharmaceutical Ltd.	18,442,500	7,657,243
Sino-Ocean Group Holding Ltd.(1)(2)	11,273,000	387,866
Sinopec Engineering Group Co. Ltd., H Shares	4,342,500	3,259,951
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	100,400	15,765

Avantis Emerging Markets Equity ETF
	Shares	Value
Sinopharm Group Co. Ltd., H Shares	3,731,600	$9,402,845
Sinotrans Ltd., H Shares	138,000	66,544
Sinotruk Hong Kong Ltd.	695,500	1,851,052
Skyworth Group Ltd.	3,417,087	1,134,706
SOHO China Ltd.(1)	1,023,000	78,925
Sohu.com Ltd., ADR(1)	56,519	730,791
SSY Group Ltd.	4,072,000	1,653,001
Sun Art Retail Group Ltd.	562,000	128,685
Sun King Technology Group Ltd.(1)	708,000	125,934
Sunac Services Holdings Ltd.(2)	6,254,000	1,331,247
Sunny Optical Technology Group Co. Ltd.	1,348,300	15,099,856
SY Holdings Group Ltd.	590,500	632,557
TAL Education Group, ADR(1)	503,432	6,504,341
TCL Electronics Holdings Ltd.(1)	93,000	84,546
Tencent Holdings Ltd.	3,921,500	241,354,623
Tencent Music Entertainment Group, ADR	740,305	9,024,318
Tian Ge Interactive Holdings Ltd.	9,000	612
Tian Lun Gas Holdings Ltd.(2)	90,500	33,408
Tiangong International Co. Ltd.(2)	2,254,000	519,189
Tianli International Holdings Ltd.	2,111,000	1,149,369
Tianneng Power International Ltd.(2)	5,176,000	4,885,442
Tingyi Cayman Islands Holding Corp.	5,466,000	7,956,069
Tong Ren Tang Technologies Co. Ltd., H Shares(2)	761,000	459,052
Tongcheng Travel Holdings Ltd.	1,623,200	3,636,147
Tongda Group Holdings Ltd.(1)	2,745,000	28,366
Tongdao Liepin Group(1)	68,800	45,130
Topsports International Holdings Ltd.	6,576,000	2,850,413
Towngas Smart Energy Co. Ltd.(1)	668,000	265,857
TravelSky Technology Ltd., H Shares	1,359,000	1,888,906
Trip.com Group Ltd., ADR(1)	233,257	13,221,007
Tsaker New Energy Tech Co. Ltd.	123,500	12,406
Tsingtao Brewery Co. Ltd., H Shares	960,000	6,421,826
Tuhu Car, Inc.(1)(2)	98,700	200,599
Tuya, Inc., ADR	16,113	54,784
Uni-President China Holdings Ltd.	2,198,000	2,311,366
Untrade.Ch Wood Opti(1)	8,000	10
Vipshop Holdings Ltd., ADR	1,285,781	20,212,477
Viva Biotech Holdings(1)	839,000	142,821
Vnet Group, Inc., ADR(1)	393,400	4,614,582
Wanguo Gold Group Ltd.	42,000	70,913
Want Want China Holdings Ltd.	14,531,000	8,770,399
Wasion Holdings Ltd.	210,000	200,173
Weibo Corp., ADR	358,959	3,593,180
Weichai Power Co. Ltd., H Shares	1,921,000	3,783,138
Weilong Delicious Global Holdings Ltd.	527,800	657,708
West China Cement Ltd.(2)	6,526,000	1,386,939
Wison Engineering Services Co. Ltd.(1)	19,000	771
Wuling Motors Holdings Ltd.	800,000	45,791
WuXi AppTec Co. Ltd., H Shares(2)	97,804	748,841
Wuxi Biologics Cayman, Inc.(1)	1,259,000	3,649,505
X Financial, ADR	464	4,705
Xiabuxiabu Catering Management China Holdings Co. Ltd.	1,643,500	199,660
Xin Point Holdings Ltd.	57,000	27,396
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	256,000	31,063

Avantis Emerging Markets Equity ETF
	Shares	Value
Xinte Energy Co. Ltd., H Shares(1)(2)	2,359,200	$2,136,456
Xinyi Energy Holdings Ltd.(2)	2,832,347	291,895
Xinyi Solar Holdings Ltd.	6,818,976	2,895,995
XJ International Holdings Co. Ltd.(1)	9,112,000	179,794
XPeng, Inc., Class A, ADR(1)	31,117	668,704
Xtep International Holdings Ltd.(2)	756,000	501,162
Yadea Group Holdings Ltd.	3,363,369	5,521,257
Yankuang Energy Group Co. Ltd., H Shares	6,113,000	6,372,565
Yeahka Ltd.(1)(2)	238,400	250,004
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	632,800	793,770
Yidu Tech, Inc.(1)(2)	476,200	388,225
Yihai International Holding Ltd.(2)	2,112,000	3,860,654
Yiren Digital Ltd., ADR	11,413	78,179
Yixin Group Ltd.(2)	1,768,000	263,773
Youdao, Inc., ADR(1)(2)	4,860	43,740
Yuexiu Property Co. Ltd.(2)	5,184,400	3,527,610
Yuexiu Services Group Ltd.	448,500	184,051
Yuexiu Transport Infrastructure Ltd.	2,442,000	1,151,670
Yum China Holdings, Inc.	587,829	29,044,631
Zengame Technology Holding Ltd.	1,086,000	304,309
Zhaojin Mining Industry Co. Ltd., H Shares	563,500	958,010
Zhejiang Expressway Co. Ltd., H Shares	5,984,400	4,449,708
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	124,400	165,391
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	400	600
Zhongsheng Group Holdings Ltd.	1,195,000	1,950,077
Zhongyu Energy Holdings Ltd.(1)(2)	175,000	93,185
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	1,534,000	358,774
Zijin Mining Group Co. Ltd., H Shares	6,782,000	12,811,988
Zonqing Environmental Ltd.(2)	214,000	237,437
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	608,400	472,927
ZTO Express Cayman, Inc., ADR	780,784	15,139,402
		2,086,116,977
Colombia — 0.1%
Bancolombia SA	52,860	594,033
Bancolombia SA, ADR	93,022	3,880,878
Cementos Argos SA	196,437	477,636
Corp. Financiera Colombiana SA(1)	24,838	108,828
Ecopetrol SA, ADR(2)	349,423	3,452,299
Grupo Argos SA	159,091	773,659
Interconexion Electrica SA ESP	168,012	829,984
		10,117,317
Czech Republic — 0.2%
CEZ AS	163,907	6,943,286
Komercni Banka AS	95,821	4,136,620
Moneta Money Bank AS	266,123	1,495,649
		12,575,555
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	4,555,465	6,725,520
Greece — 0.6%
Aegean Airlines SA	90,274	1,011,584
Aktor SA Holding Company Technical & Energy Projects(1)(2)	99,451	542,675
Alpha Services & Holdings SA	2,385,688	4,848,879
Athens International Airport SA	51,416	465,613
Athens Water Supply & Sewage Co. SA	3,091	18,549

Avantis Emerging Markets Equity ETF
	Shares	Value
Autohellas Tourist & Trading SA	2,971	$32,790
Eurobank Ergasias Services & Holdings SA, Class A	1,204,873	3,143,600
Fourlis Holdings SA	364	1,553
GEK TERNA SA(1)	114,460	2,177,113
Hellenic Exchanges - Athens Stock Exchange SA	8,827	44,384
Hellenic Telecommunications Organization SA	100,378	1,566,215
HELLENiQ ENERGY Holdings SA	221,228	1,791,408
Holding Co. ADMIE IPTO SA	165,583	485,710
Intracom Holdings SA	50,025	159,922
Intralot SA-Integrated Information Systems & Gaming Services(1)	242,249	257,410
Jumbo SA	104,236	2,882,330
LAMDA Development SA(1)	57,034	385,791
Metlen Energy & Metals SA	36,980	1,364,225
Motor Oil Hellas Corinth Refineries SA	98,394	2,222,339
National Bank of Greece SA	553,663	5,140,826
OPAP SA	100,089	1,779,040
Optima bank SA	71,240	1,059,986
Piraeus Financial Holdings SA	1,210,890	5,717,640
Public Power Corp. SA	170,454	2,344,067
Titan Cement International SA(2)	63,126	2,631,896
Viohalco SA	30,134	178,483
		42,254,028
Hong Kong — 0.1%
Amrita Global(1)	84,000	8,641
CARsgen Therapeutics Holdings Ltd.(1)	81,500	167,302
Central China Management Co. Ltd.(1)	499,000	1,764
China General Education Group Ltd.(1)	60,000	28,496
China Harmony Auto Holding Ltd.(1)	269,500	20,451
China Renaissance Holdings Ltd.(1)(2)	202,700	96,311
China Zhongwang Holdings Ltd.(1)(2)	492,912	53,239
Coolpad Group Ltd.(1)	1,854,000	8,344
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	4,520
EVA Precision Industrial Holdings Ltd.	1,202,000	111,495
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	406
Haitong Securities Co. Ltd., H Shares	5,362,000	5,078,596
Hilong Holding Ltd.(1)	968,000	3,516
IVD Medical Holding Ltd.(1)	3,000	645
Jiayuan International Group Ltd.(1)(2)	2,194,000	2,821
Mobvista, Inc.(1)	142,000	108,029
New Horizon Health Ltd.(1)(2)	127,500	57,954
Redco Properties Group Ltd.(1)(2)	44,000	762
Shanghai Pioneer Holding Ltd.	123,000	36,699
Shinsun Holdings Group Co. Ltd.(1)	641,000	824
Trigiant Group Ltd.(1)	28,000	1,190
Venus MedTech Hangzhou, Inc., H Shares(1)	36,500	47
		5,792,052
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	295,675	1,211,082
MOL Hungarian Oil & Gas PLC	747,233	5,540,451
Opus Global Nyrt(2)	145,182	220,515
OTP Bank Nyrt	204,520	12,552,281
Richter Gedeon Nyrt	97,286	2,710,144
		22,234,473

Avantis Emerging Markets Equity ETF
	Shares	Value
India — 18.2%
360 ONE WAM Ltd.	122,038	$1,398,868
3M India Ltd.	629	189,846
5Paisa Capital Ltd.(1)	6,149	24,671
63 Moons Technologies Ltd.	26,637	211,860
Aadhar Housing Finance Ltd.(1)	42,228	185,177
Aarti Drugs Ltd.	27,853	112,041
Aarti Industries Ltd.	383,991	1,656,801
Aarti Pharmalabs Ltd.	73,726	620,559
Aavas Financiers Ltd.(1)	83,399	1,615,287
ABB India Ltd.	9,355	530,230
ACC Ltd.	80,944	1,689,851
Accelya Solutions India Ltd.	2,877	42,436
Action Construction Equipment Ltd.	40,057	483,524
Adani Energy Solutions Ltd.(1)	124,815	934,382
Adani Enterprises Ltd.	69,537	1,674,614
Adani Green Energy Ltd.(1)	76,081	677,325
Adani Ports & Special Economic Zone Ltd.	494,754	6,083,717
Adani Power Ltd.(1)	726,343	3,998,976
Adani Total Gas Ltd.	73,941	473,745
Aditya Birla Capital Ltd.(1)	451,990	811,427
Aditya Birla Real Estate Ltd.	28,642	611,767
Aditya Birla Sun Life Asset Management Co. Ltd.	106,212	751,505
Advanced Enzyme Technologies Ltd.	16,916	50,445
Aegis Logistics Ltd.	121,177	1,057,441
Affle India Ltd.(1)	3,390	54,556
Agarwal Industrial Corp. Ltd.	3,766	38,279
AGI Greenpac Ltd.	75,359	550,808
AIA Engineering Ltd.	9,387	337,553
Ajanta Pharma Ltd.	60,916	1,736,141
Akzo Nobel India Ltd.	2,512	89,459
Alembic Ltd.	146,783	153,893
Alembic Pharmaceuticals Ltd.	52,310	445,731
Alivus Life Sciences Ltd.(1)	68,909	699,380
Alkyl Amines Chemicals	6,644	121,216
Allcargo Logistics Ltd.	421,343	150,361
Allcargo Terminals Ltd.(1)	89,445	29,224
Alok Industries Ltd.(1)	539,944	95,168
Amara Raja Energy & Mobility Ltd.	243,785	2,737,796
Amber Enterprises India Ltd.(1)	57,291	3,705,578
Ambika Cotton Mills Ltd.	1,427	21,658
Ambuja Cements Ltd.	307,187	1,641,303
Amrutanjan Health Care Ltd.	2,916	19,258
Anand Rathi Wealth Ltd.	2,646	121,497
Anant Raj Ltd.	286,129	1,526,735
Andhra Paper Ltd.	123,270	107,072
Andhra Sugars Ltd.	39,773	32,481
Angel One Ltd.	150,245	3,748,819
Anup Engineering Ltd.	8,623	276,619
Apar Industries Ltd.	33,553	2,235,888
Apcotex Industries Ltd.	6,865	25,870
APL Apollo Tubes Ltd.	91,667	1,512,721
Apollo Hospitals Enterprise Ltd.	40,940	2,841,075
Apollo Tyres Ltd.	782,597	3,367,611

Avantis Emerging Markets Equity ETF
	Shares	Value
Aptech Ltd.	37,688	$48,347
Aptus Value Housing Finance India Ltd.	48,639	171,674
Archean Chemical Industries Ltd.	187,079	1,081,995
Arvind Fashions Ltd.	58,407	255,271
Arvind Ltd.	528,466	2,056,792
Arvind SmartSpaces Ltd.	6,068	47,217
Asahi India Glass Ltd.	129,094	913,366
Ashok Leyland Ltd.	927,119	2,269,643
Ashoka Buildcon Ltd.(1)	439,965	872,101
Asian Paints Ltd.	120,941	3,019,966
Associated Alcohols & Breweries Ltd.	8,714	108,903
Aster DM Healthcare Ltd.	491,273	2,276,418
Astral Ltd.	50,132	767,706
AstraZeneca Pharma India Ltd.	328	25,181
Atul Ltd.	7,635	464,530
AU Small Finance Bank Ltd.	391,075	2,542,074
Aurobindo Pharma Ltd.(1)	319,069	3,873,311
Avadh Sugar & Energy Ltd.	12,662	54,485
Avanti Feeds Ltd.	47,576	378,513
Avenue Supermarts Ltd.(1)	39,749	1,549,709
Axis Bank Ltd., GDR	157,746	9,159,250
Bajaj Auto Ltd.	65,240	5,914,658
Bajaj Consumer Care Ltd.(1)	87,518	156,072
Bajaj Electricals Ltd.	87,641	605,295
Bajaj Finance Ltd.	200,413	19,644,553
Bajaj Finserv Ltd.	228,370	4,909,011
Bajaj Healthcare Ltd.	3,304	22,895
Bajaj Hindusthan Sugar Ltd.(1)	2,496,092	535,688
Bajel Projects Ltd.(1)	88,904	167,240
Balaji Amines Ltd.	24,481	363,685
Balkrishna Industries Ltd.	79,093	2,371,003
Balmer Lawrie & Co. Ltd.	25,352	43,406
Balrampur Chini Mills Ltd.	286,557	1,461,729
Banco Products India Ltd.	56,114	203,923
Bandhan Bank Ltd.	1,593,406	2,584,466
Bank of Baroda	1,542,686	3,496,252
Bank of Maharashtra	1,475,821	788,493
BASF India Ltd.	9,465	464,676
Bata India Ltd.	167,968	2,353,512
Bayer CropScience Ltd.	13,281	721,109
BEML Ltd.	52,408	1,480,135
Berger Paints India Ltd.	60,972	341,995
Best Agrolife Ltd.	12,834	38,160
Bhansali Engineering Polymers Ltd.	129,552	149,258
Bharat Bijlee Ltd.	1,398	40,181
Bharat Electronics Ltd.	6,090,557	17,287,973
Bharat Forge Ltd.	248,852	2,903,325
Bharat Heavy Electricals Ltd.	1,356,914	2,804,264
Bharat Petroleum Corp. Ltd.	1,504,828	4,108,787
Bharat Rasayan Ltd.	1,532	171,595
Bharat Wire Ropes Ltd.(1)	16,593	27,159
Bharti Airtel Ltd.	232,596	4,192,634
Bharti Airtel Ltd.	16,614	212,785
Bikaji Foods International Ltd.	71,251	518,887

Avantis Emerging Markets Equity ETF
	Shares	Value
Biocon Ltd.	135,299	$469,571
Birla Corp. Ltd.	26,475	295,530
Birlasoft Ltd.	130,089	634,670
Bliss Gvs Pharma Ltd.	83,321	119,448
BLS International Services Ltd.	111,562	435,475
Blue Dart Express Ltd.	8,435	579,367
Blue Jet Healthcare Ltd.	12,853	110,890
Blue Star Ltd.	47,856	1,054,096
Bombay Burmah Trading Co.	59,337	1,129,557
Bombay Dyeing & Manufacturing Co. Ltd.	334,800	488,559
Bosch Ltd.	1,131	343,746
Brigade Enterprises Ltd.	223,824	2,439,748
Brightcom Group Ltd.(1)	2,954,015	346,027
Britannia Industries Ltd.	80,660	4,245,457
BSE Ltd.	173,517	9,264,616
Butterfly Gandhimathi Appliances Ltd.(1)	136	909
Camlin Fine Sciences Ltd.(1)	89,292	146,866
Campus Activewear Ltd.	35,204	105,483
Can Fin Homes Ltd.	251,087	1,666,872
Canara Bank	2,160,442	2,012,478
Capacit'e Infraprojects Ltd.(1)	131,920	457,989
Caplin Point Laboratories Ltd.	7,672	160,691
Capri Global Capital Ltd.	400	733
Carborundum Universal Ltd.	41,096	391,587
Care Ratings Ltd.	21,442	275,630
Castrol India Ltd.	1,043,668	2,553,774
Ceat Ltd.	68,825	1,996,891
Central Depository Services India Ltd.	161,562	2,059,593
Century Enka Ltd.	6,013	35,464
Century Plyboards India Ltd.	40,783	337,549
CESC Ltd.	857,632	1,290,620
CG Power & Industrial Solutions Ltd.(1)	114,347	752,844
Chalet Hotels Ltd.(1)	43,617	368,797
Chambal Fertilisers & Chemicals Ltd.	584,144	3,583,189
Chemplast Sanmar Ltd.(1)	97,604	452,639
Chennai Petroleum Corp. Ltd.	180,211	935,169
Cholamandalam Financial Holdings Ltd.	73,620	1,388,202
Cholamandalam Investment & Finance Co. Ltd.	534,166	8,607,424
CIE Automotive India Ltd.	199,857	863,231
Cigniti Technologies Ltd.(1)	4,677	70,994
Cipla Ltd.	260,449	4,205,013
City Union Bank Ltd.	1,324,472	2,247,355
Clean Science & Technology Ltd.	11,954	163,479
CMS Info Systems Ltd.	225,104	1,182,880
Coal India Ltd.	2,055,940	8,727,084
Cochin Shipyard Ltd.	243,522	3,562,911
Coffee Day Enterprises Ltd.(1)	302,992	73,949
Coforge Ltd.	10,668	904,553
Colgate-Palmolive India Ltd.	152,558	4,302,468
Computer Age Management Services Ltd.	66,122	2,392,293
Confidence Petroleum India Ltd.	84,023	50,945
Container Corp. of India Ltd.	115,979	830,681
Coromandel International Ltd.	228,216	4,363,340
Cosmo First Ltd.	20,797	143,153

Avantis Emerging Markets Equity ETF
	Shares	Value
Craftsman Automation Ltd.	12,531	$647,251
CreditAccess Grameen Ltd.	126,866	1,340,128
CRISIL Ltd.	11,262	565,278
Crompton Greaves Consumer Electricals Ltd.	570,588	2,100,307
CSB Bank Ltd.(1)	51,605	167,350
Cummins India Ltd.	43,446	1,356,081
Cyient Ltd.	144,054	2,099,133
Dabur India Ltd.	244,353	1,380,780
Dalmia Bharat Ltd.	55,659	1,078,387
Dalmia Bharat Sugar & Industries Ltd.	20,459	72,398
Datamatics Global Services Ltd.	30,145	197,898
DB Corp. Ltd.	130,929	305,164
DCB Bank Ltd.	346,861	414,940
DCM Shriram Industries Ltd.	25,127	44,528
DCM Shriram Ltd.	96,581	1,060,607
Deccan Cements Ltd.	2,682	23,987
Deepak Fertilisers & Petrochemicals Corp. Ltd.	328,993	3,602,994
Deepak Nitrite Ltd.	78,732	1,672,054
Delta Corp. Ltd.	54,099	57,481
DEN Networks Ltd.(1)	238,517	86,494
Devyani International Ltd.(1)	500,752	949,573
Dhampur Bio Organics Ltd.	14,248	10,193
Dhampur Sugar Mills Ltd.(1)	63,645	87,731
Dhani Services Ltd.(1)	728,073	485,678
Dhanuka Agritech Ltd.	5,379	78,419
Dilip Buildcon Ltd.	86,896	412,189
Dish TV India Ltd.(1)	4,731,105	348,386
Dishman Carbogen Amcis Ltd.(1)	152,040	348,486
Divi's Laboratories Ltd.	51,274	3,215,671
Dixon Technologies India Ltd.	19,715	3,160,534
DLF Ltd.	282,359	2,065,021
D-Link India Ltd.	24,113	101,491
Dolat Algotech Ltd.	29,070	25,147
Dollar Industries Ltd.	16,194	73,040
Dr. Lal PathLabs Ltd.	41,522	1,098,780
Dr. Reddy's Laboratories Ltd., ADR	807,154	10,315,428
Dwarikesh Sugar Industries Ltd.(1)	234,218	103,178
eClerx Services Ltd.	80,510	2,614,513
Edelweiss Financial Services Ltd.	1,546,375	1,596,973
Eicher Motors Ltd.	58,305	3,188,711
EID Parry India Ltd.(1)	278,031	2,118,977
EIH Ltd.	164,087	601,402
Elecon Engineering Co. Ltd.	199,095	945,720
Electrosteel Castings Ltd.	347,955	371,982
Emami Ltd.	334,973	2,036,207
Endurance Technologies Ltd.	37,092	751,267
Engineers India Ltd.	600,720	1,038,820
Entertainment Network India Ltd.	5,881	9,580
Epack Durable Ltd.(1)	73,943	315,837
Epigral Ltd.	44,540	825,065
EPL Ltd.	560,183	1,260,185
Equinox India Developments Ltd.(1)	963,098	1,273,841
Equitas Small Finance Bank Ltd.	1,483,010	967,930
Escorts Kubota Ltd.	32,530	1,069,331

Avantis Emerging Markets Equity ETF
	Shares	Value
Ester Industries Ltd.(1)	21,161	$31,718
Eveready Industries India Ltd.	138,774	480,255
Everest Industries Ltd.	9,022	55,369
Everest Kanto Cylinder Ltd.	89,938	123,043
Excel Industries Ltd.	2,396	23,848
Exide Industries Ltd.	596,130	2,377,988
FDC Ltd.	32,405	141,961
Federal Bank Ltd.	2,931,223	5,983,583
Federal-Mogul Goetze India Ltd.(1)	11,483	43,502
FIEM Industries Ltd.	18,589	292,766
Filatex India Ltd.	246,705	113,177
Fine Organic Industries Ltd.	16,274	653,722
Fineotex Chemical Ltd.	13,285	34,837
Finolex Cables Ltd.	72,409	677,544
Finolex Industries Ltd.	821,325	1,611,607
Firstsource Solutions Ltd.	31,653	125,968
Five-Star Business Finance Ltd.(1)	192,568	1,683,385
Force Motors Ltd.	8,704	665,677
Fortis Healthcare Ltd.	296,523	2,088,653
G R Infraprojects Ltd.(1)	28,647	330,770
Gabriel India Ltd.	196,041	1,044,825
GAIL India Ltd.	1,734,920	3,119,973
Galaxy Surfactants Ltd.	3,902	97,884
Ganesha Ecosphere Ltd.	2,544	38,283
Garden Reach Shipbuilders & Engineers Ltd.	70,951	1,028,864
Garware Hi-Tech Films Ltd.	3,500	151,745
Garware Technical Fibres Ltd.	3,040	26,265
Gateway Distriparks Ltd.	184,416	126,835
General Insurance Corp. of India	46,922	199,055
Geojit Financial Services Ltd.	278,250	228,496
GHCL Ltd.	250,230	1,659,065
GHCL Textiles Ltd.	160,202	137,447
GIC Housing Finance Ltd.	50,686	96,580
Gillette India Ltd.	8,247	744,401
Gland Pharma Ltd.	27,424	488,718
GlaxoSmithKline Pharmaceuticals Ltd.	15,492	440,005
Glenmark Pharmaceuticals Ltd.	319,682	4,690,373
Global Health Ltd.(1)	52,277	688,795
Globus Spirits Ltd.	31,907	317,068
GM Breweries Ltd.	5,985	41,447
GMM Pfaudler Ltd.	59,821	759,224
GMR Airports Ltd.(1)	1,579,734	1,263,814
Go Fashion India Ltd.(1)	5,430	44,115
Godawari Power & Ispat Ltd.	1,081,861	1,940,871
Godrej Agrovet Ltd.	83,636	686,281
Godrej Consumer Products Ltd.	99,157	1,143,034
Godrej Properties Ltd.(1)	40,346	900,183
Gokaldas Exports Ltd.(1)	165,113	1,542,349
Gokul Agro Resources Ltd.(1)	143,624	432,896
Goldiam International Ltd.	90,563	382,038
Goodluck India Ltd.	7,850	57,208
Goodyear India Ltd.	1,471	14,077
Granules India Ltd.	337,898	1,787,730
Graphite India Ltd.	80,910	363,798

Avantis Emerging Markets Equity ETF
	Shares	Value
Grasim Industries Ltd.	149,714	$3,960,914
Great Eastern Shipping Co. Ltd.	276,064	2,569,932
Greaves Cotton Ltd.	144,611	381,312
Greenpanel Industries Ltd.	114,975	354,846
Greenply Industries Ltd.	67,865	212,557
Grindwell Norton Ltd.	7,742	127,385
Gujarat Alkalies & Chemicals Ltd.	28,265	169,712
Gujarat Ambuja Exports Ltd.	192,819	229,595
Gujarat Fluorochemicals Ltd.	5,413	222,781
Gujarat Gas Ltd.	194,730	826,806
Gujarat Industries Power Co. Ltd.	143,916	261,976
Gujarat Mineral Development Corp. Ltd.	219,577	610,030
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	386,149	2,079,101
Gujarat Pipavav Port Ltd.	1,391,306	1,996,236
Gujarat State Fertilizers & Chemicals Ltd.	1,110,628	2,137,353
Gujarat State Petronet Ltd.	433,959	1,356,700
Gulf Oil Lubricants India Ltd.	50,869	641,592
Happy Forgings Ltd.	5,441	52,682
Hathway Cable & Datacom Ltd.(1)	1,042,503	158,386
Havells India Ltd.	112,831	1,839,373
HCL Technologies Ltd.	1,088,786	19,706,111
HDFC Asset Management Co. Ltd.	127,680	5,317,414
HDFC Bank Ltd.	2,721,521	54,169,820
HDFC Life Insurance Co. Ltd.	299,748	2,093,859
HealthCare Global Enterprises Ltd.(1)	38,242	219,758
HEG Ltd.	107,460	442,697
HeidelbergCement India Ltd.	131,607	290,408
Heritage Foods Ltd.	161,748	674,051
Hero MotoCorp Ltd.	193,680	8,179,636
HFCL Ltd.	583,887	532,183
HG Infra Engineering Ltd.	49,779	552,677
Hikal Ltd.	65,233	262,759
HIL Ltd.	1,459	29,312
Himadri Speciality Chemical Ltd., ADR	323,545	1,518,425
Himatsingka Seide Ltd.	189,875	246,885
Hindalco Industries Ltd.	2,383,371	17,404,666
Hinduja Global Solutions Ltd.	6,189	37,364
Hindustan Aeronautics Ltd.	151,623	5,383,896
Hindustan Construction Co. Ltd.(1)	303,293	82,513
Hindustan Copper Ltd.	578,594	1,351,299
Hindustan Oil Exploration Co. Ltd.(1)	132,768	275,579
Hindustan Petroleum Corp. Ltd.	1,953,698	6,592,536
Hindustan Unilever Ltd.	239,616	6,006,568
Hindware Home Innovation Ltd.	53,383	122,626
Hitachi Energy India Ltd.	5,957	773,489
HI-Tech Pipes Ltd.	165,959	197,852
Home First Finance Co. India Ltd.	51,593	603,207
Housing & Urban Development Corp. Ltd.	202,810	386,062
Hubtown Ltd.(1)	16,816	39,563
Huhtamaki India Ltd.	34,953	70,635
I G Petrochemicals Ltd.	7,893	39,111
ICICI Bank Ltd., ADR	1,466,751	40,893,018
ICICI Lombard General Insurance Co. Ltd.	132,921	2,574,533
ICICI Prudential Life Insurance Co. Ltd.	108,937	688,685

Avantis Emerging Markets Equity ETF
	Shares	Value
ICICI Securities Ltd.	164,434	$1,514,761
IDFC First Bank Ltd.(1)	4,474,625	3,003,001
IFCI Ltd.(1)	638,326	303,151
IIFL Capital Services Ltd.	495,134	1,244,428
IIFL Finance Ltd.(1)	538,823	1,869,303
India Cements Ltd.(1)	180,733	524,968
India Glycols Ltd.	44,881	541,916
India Shelter Finance Corp. Ltd.(1)	11,023	92,157
IndiaMart InterMesh Ltd.	34,400	775,792
Indian Bank	276,481	1,621,793
Indian Energy Exchange Ltd.	837,988	1,505,891
Indian Hotels Co. Ltd.	400,319	3,292,768
Indian Hume Pipe Co. Ltd.	14,892	55,099
Indian Metals & Ferro Alloys Ltd.	22,223	158,735
Indian Oil Corp. Ltd.	1,625,369	2,122,243
Indian Overseas Bank(1)	35,971	18,027
Indian Railway Catering & Tourism Corp. Ltd.	84,463	651,046
Indian Renewable Energy Development Agency Ltd.(1)	1,514,717	2,729,661
Indo Count Industries Ltd.	209,651	637,038
Indoco Remedies Ltd.	15,023	33,816
Indraprastha Gas Ltd.	483,162	1,053,680
Indraprastha Medical Corp. Ltd.	115,597	474,313
Indus Towers Ltd.(1)	829,646	3,084,250
IndusInd Bank Ltd.	268,907	3,056,204
Infibeam Avenues Ltd.	596,825	124,847
Info Edge India Ltd.	31,914	2,564,961
Infosys Ltd., ADR(2)	2,500,443	50,258,904
Inox Green Energy Services Ltd.(1)	75,290	104,427
Insecticides India Ltd.	3,039	20,061
Intellect Design Arena Ltd.	51,451	393,473
InterGlobe Aviation Ltd.(1)	52,478	2,697,190
IOL Chemicals & Pharmaceuticals Ltd.	45,806	160,266
ION Exchange India Ltd.	81,844	469,169
Ipca Laboratories Ltd.	63,356	985,130
IRB Infrastructure Developers Ltd.	1,909,012	952,967
IRCON International Ltd.	814,550	1,330,913
ISGEC Heavy Engineering Ltd.	24,084	256,869
ITC Hotels Ltd.(1)	1,378,731	2,581,031
ITD Cementation India Ltd.	447,475	2,757,574
J Kumar Infraprojects Ltd.	74,382	575,201
Jagran Prakashan Ltd.	44,477	34,350
Jai Balaji Industries Ltd.(1)	748,040	1,124,961
Jai Corp. Ltd.	112,864	123,554
Jain Irrigation Systems Ltd.(1)	478,966	304,398
Jaiprakash Associates Ltd.(1)	521,016	23,280
Jaiprakash Power Ventures Ltd.(1)	5,741,580	880,923
Jammu & Kashmir Bank Ltd.	2,279,033	2,486,327
Jamna Auto Industries Ltd.	414,644	339,051
Jay Bharat Maruti Ltd.	18,175	13,568
JB Chemicals & Pharmaceuticals Ltd.	48,909	921,360
JBM Auto Ltd.	33,952	201,680
Jindal Drilling & Industries Ltd.	6,849	61,521
Jindal Poly Films Ltd.	9,031	66,972
Jindal Saw Ltd.	678,367	1,920,771

Avantis Emerging Markets Equity ETF
	Shares	Value
Jindal Stainless Ltd.	499,914	$3,359,121
Jindal Steel & Power Ltd.	440,656	4,345,984
Jio Financial Services Ltd.(1)	2,783,521	6,649,224
JK Cement Ltd.	53,957	2,716,465
JK Lakshmi Cement Ltd.	291,998	2,247,694
JK Paper Ltd.	521,651	1,722,707
JK Tyre & Industries Ltd.	271,403	825,674
JM Financial Ltd.	1,255,817	1,334,253
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	6,349	118,256
JSW Energy Ltd.	295,267	1,575,038
JSW Steel Ltd.	510,243	5,577,320
JTEKT India Ltd.	69,453	91,577
Jubilant Foodworks Ltd.	484,436	3,482,771
Jubilant Ingrevia Ltd.	163,322	1,155,396
Jubilant Pharmova Ltd.	53,894	559,057
Just Dial Ltd.(1)	33,010	318,627
Kajaria Ceramics Ltd.	183,265	1,792,734
Kalpataru Projects International Ltd.	231,740	2,341,116
Kalyan Jewellers India Ltd.	237,790	1,265,347
Kalyani Steels Ltd.	9,285	78,118
Kamdhenu Ltd.	85,780	29,372
Kansai Nerolac Paints Ltd.	20,474	53,205
Karnataka Bank Ltd.	434,691	838,177
Karur Vysya Bank Ltd.	1,269,816	2,932,347
Kaveri Seed Co. Ltd.	52,504	602,137
KCP Ltd.	184,233	363,741
KEC International Ltd.	279,590	2,206,650
KEI Industries Ltd.	53,954	1,903,850
Kellton Tech Solutions Ltd.(1)	21,339	26,688
Kennametal India Ltd.	3,609	83,919
Kfin Technologies Ltd.	98,410	988,214
Kiri Industries Ltd.(1)	47,862	289,373
Kirloskar Brothers Ltd.	88,451	1,619,411
Kirloskar Ferrous Industries Ltd.	65,501	341,767
Kirloskar Oil Engines Ltd.	22,883	151,184
Kitex Garments Ltd.	59,043	109,653
KNR Constructions Ltd.	291,651	739,218
Kolte-Patil Developers Ltd.	28,083	80,674
Kopran Ltd.	44,402	85,798
Kotak Mahindra Bank Ltd.	761,420	16,635,567
KPI Green Energy Ltd.	156,258	680,089
KPIT Technologies Ltd.	130,385	1,794,504
KPR Mill Ltd.	63,397	583,469
KRBL Ltd.	100,933	293,645
Krishna Institute of Medical Sciences Ltd.(1)	115,192	687,445
L&T Finance Ltd.	1,982,983	3,069,844
L&T Technology Services Ltd.	5,165	269,416
LA Opala RG Ltd.	18,529	43,148
Landmark Cars Ltd.	13,672	69,971
Larsen & Toubro Ltd.	791,682	28,779,468
Laurus Labs Ltd.	421,754	2,551,074
Laxmi Organic Industries Ltd.	292,354	590,477
LG Balakrishnan & Bros Ltd.	46,436	638,851
LIC Housing Finance Ltd.	650,491	3,718,163

Avantis Emerging Markets Equity ETF
	Shares	Value
Lincoln Pharmaceuticals Ltd.	19,446	$116,262
Linde India Ltd.	5,307	361,566
Lloyds Metals & Energy Ltd.	55,641	652,835
LT Foods Ltd.	310,337	1,210,499
LTIMindtree Ltd.	51,135	2,743,191
Lumax Auto Technologies Ltd.	3,922	22,483
Lupin Ltd.	258,237	5,638,710
LUX Industries Ltd.	2,069	30,730
Macrotech Developers Ltd.	83,280	1,081,431
Mahanagar Gas Ltd.	101,442	1,442,661
Maharashtra Scooters Ltd.	2,342	247,465
Maharashtra Seamless Ltd.	104,800	738,196
Mahindra & Mahindra Financial Services Ltd.	954,987	2,966,094
Mahindra & Mahindra Ltd.	924,756	27,443,852
Mahindra Holidays & Resorts India Ltd.(1)	82,579	278,828
Mahindra Lifespace Developers Ltd.	5,296	19,265
Mahindra Logistics Ltd.	36,640	104,242
Maithan Alloys Ltd.	5,265	52,523
Man Industries India Ltd.(1)	43,271	106,033
Man Infraconstruction Ltd.	221,461	376,678
Manali Petrochemicals Ltd.	80,005	56,297
Manappuram Finance Ltd.	1,713,686	3,957,740
Mangalam Cement Ltd.	26,875	221,694
Mangalore Chemicals & Fertilizers Ltd.	12,933	19,528
Mankind Pharma Ltd.(1)	13,849	364,061
Marathon Nextgen Realty Ltd.	3,991	18,019
Marico Ltd.	353,060	2,428,675
Marksans Pharma Ltd.	183,558	431,654
Maruti Suzuki India Ltd.	96,642	13,247,440
MAS Financial Services Ltd.	47,929	128,592
Max Financial Services Ltd.(1)	244,343	2,799,243
Max Healthcare Institute Ltd.	190,553	2,137,779
Mayur Uniquoters Ltd.	8,685	46,673
Mazagon Dock Shipbuilders Ltd.	29,754	730,437
Medplus Health Services Ltd.(1)	7,528	61,647
Meghmani Organics Ltd.(1)	154,090	110,133
Metropolis Healthcare Ltd.(1)	12,846	233,773
Minda Corp. Ltd.	129,123	713,815
Mirza International Ltd.(1)	31,525	10,891
Mishra Dhatu Nigam Ltd.	22,478	62,865
MM Forgings Ltd.	13,741	53,194
MOIL Ltd.	96,438	321,723
Mold-Tek Packaging Ltd.	4,341	23,589
Monarch Networth Capital Ltd.	4,233	16,062
Motherson Sumi Wiring India Ltd.	1,061,129	572,461
Motilal Oswal Financial Services Ltd.	359,041	2,430,358
Mphasis Ltd.	102,889	2,664,865
MRF Ltd.	5,185	6,259,668
Mrs Bectors Food Specialities Ltd.	52,618	795,406
Muthoot Finance Ltd.	199,302	4,878,439
Muthoot Microfin Ltd.(1)	15,489	23,627
Narayana Hrudayalaya Ltd.	142,527	2,360,929
Natco Pharma Ltd.	194,393	1,718,093
National Aluminium Co. Ltd.	2,188,274	4,488,268

Avantis Emerging Markets Equity ETF
	Shares	Value
National Fertilizers Ltd.	53,307	$48,026
Nava Ltd.	436,765	1,997,647
Navin Fluorine International Ltd.	56,445	2,433,461
Navneet Education Ltd.	18,910	30,094
NCC Ltd.	1,218,752	2,455,487
NCL Industries Ltd.	7,144	15,336
NELCO Ltd.	16,366	141,821
NESCO Ltd.	27,796	277,402
Nestle India Ltd.	104,080	2,610,139
Network18 Media & Investments Ltd.(1)	245,329	116,432
Neuland Laboratories Ltd.	10,975	1,336,630
New Delhi Television Ltd.(1)	23,859	32,268
Newgen Software Technologies Ltd.	9,676	104,171
NHPC Ltd.	1,356,705	1,139,491
NIIT Learning Systems Ltd.	51,614	248,286
NIIT Ltd.	47,453	60,961
Nilkamal Ltd.	800	14,462
Nippon Life India Asset Management Ltd.	328,723	1,939,083
Nitin Spinners Ltd.	7,074	24,995
NLC India Ltd.	408,084	973,622
NMDC Ltd.	4,436,854	3,189,837
NMDC Steel Ltd.(1)	390,928	159,755
NOCIL Ltd.	194,561	386,521
NRB Bearings Ltd.	11,401	27,090
NTPC Ltd.	5,908,301	21,148,489
Nuvama Wealth Management Ltd.	26,590	1,648,489
Nuvoco Vistas Corp. Ltd.(1)	40,464	145,593
Oberoi Realty Ltd.	68,771	1,173,604
Oil & Natural Gas Corp. Ltd.	3,163,448	8,202,960
Oil India Ltd.	919,472	3,623,775
One 97 Communications Ltd.(1)	289,697	2,385,914
Onesource Specialty Pharma Ltd.(1)	96,404	1,364,141
OnMobile Global Ltd.(1)	15,331	8,729
Oracle Financial Services Software Ltd.	33,645	3,006,857
Orient Cement Ltd.	543,373	2,055,942
Orient Electric Ltd.	144,629	328,733
Orient Green Power Co. Ltd.(1)	1,402,646	192,872
Orient Paper & Industries Ltd.	159,394	42,040
Oriental Hotels Ltd.	53,853	81,142
Orissa Minerals Development Co. Ltd.(1)	4,795	280,116
Page Industries Ltd.	5,983	2,776,125
Paisalo Digital Ltd.	340,648	145,316
Panama Petrochem Ltd.	34,083	137,394
Paradeep Phosphates Ltd.	949,291	948,178
Parag Milk Foods Ltd.	18,882	31,341
Patel Engineering Ltd.(1)	666,166	333,395
PB Fintech Ltd.(1)	67,076	1,130,800
PC Jeweller Ltd.(1)	1,817,620	236,433
PCBL Chemical Ltd.	578,080	2,385,745
PDS Ltd.	25,752	125,692
Pearl Global Industries Ltd.	30,530	470,169
Peninsula Land Ltd.(1)	52,309	13,908
Pennar Industries Ltd.(1)	259,194	467,271
Persistent Systems Ltd.	79,262	4,834,876

Avantis Emerging Markets Equity ETF
	Shares	Value
Petronet LNG Ltd.	1,156,907	$3,764,646
Phoenix Mills Ltd.	62,514	1,110,109
PI Industries Ltd.	57,549	1,988,215
Pidilite Industries Ltd.	13,424	408,256
Piramal Enterprises Ltd.	168,585	1,692,764
Piramal Pharma Ltd.	588,852	1,285,490
Pitti Engineering Ltd.	30,031	306,807
PIX Transmissions Ltd.	7,912	129,785
PNB Gilts Ltd.	22,203	20,266
PNB Housing Finance Ltd.(1)	273,946	2,402,330
PNC Infratech Ltd.	485,221	1,446,985
Pokarna Ltd.	17,832	225,813
Poly Medicure Ltd.	2,282	53,164
Polycab India Ltd.	9,862	533,822
Polyplex Corp. Ltd.	36,478	455,229
Pondy Oxides & Chemicals Ltd.	43,626	289,313
Poonawalla Fincorp Ltd.(1)	112,232	363,048
Power Finance Corp. Ltd.	1,455,501	6,126,210
Power Grid Corp. of India Ltd.	6,110,573	17,593,082
Power Mech Projects Ltd.	23,002	476,510
Praj Industries Ltd.	326,398	1,834,038
Prakash Industries Ltd.	264,932	433,797
Precision Camshafts Ltd.	69,597	132,921
Prestige Estates Projects Ltd.	81,922	1,059,426
Pricol Ltd.(1)	273,043	1,249,032
Prince Pipes & Fittings Ltd.	25,164	82,664
Prism Johnson Ltd.(1)	109,118	142,764
Privi Speciality Chemicals Ltd.	4,520	75,900
Procter & Gamble Health Ltd.	376	21,640
Prudent Corporate Advisory Services Ltd.	5,455	103,472
PSP Projects Ltd.(1)	15,240	108,615
PTC India Ltd.	643,226	1,026,656
Pudumjee Paper Products Ltd.	16,351	19,157
Punjab National Bank	1,930,516	1,944,443
Puravankara Ltd.(1)	50,082	138,591
Quess Corp. Ltd.	100,075	685,574
R Systems International Ltd.	6,056	22,021
Railtel Corp. of India Ltd.	324,788	1,051,233
Rain Industries Ltd.	305,921	427,545
Rainbow Children's Medicare Ltd.	16,652	236,218
Rajesh Exports Ltd.(1)	47,655	87,175
Rallis India Ltd.	56,884	136,898
Ramco Cements Ltd.	209,197	1,991,527
Ramco Industries Ltd.	7,096	18,680
Ramkrishna Forgings Ltd.	195,069	1,450,449
Ramky Infrastructure Ltd.(1)	28,280	138,823
Rane Holdings Ltd.	4,535	62,527
Rashtriya Chemicals & Fertilizers Ltd.	431,081	580,826
Ratnamani Metals & Tubes Ltd.	3,535	99,549
Raymond Lifestyle Ltd.(1)	64,427	802,765
Raymond Ltd.	80,534	1,194,562
RBL Bank Ltd.	961,969	1,753,095
REC Ltd.	3,275,348	13,643,337
Redington Ltd.	825,215	2,122,256

Avantis Emerging Markets Equity ETF
	Shares	Value
Redtape Ltd.	126,100	$209,742
Relaxo Footwears Ltd.	8,278	40,479
Reliance Industrial Infrastructure Ltd.	1,798	16,293
Reliance Industries Ltd., GDR(2)	948,354	51,904,660
Reliance Infrastructure Ltd.(1)	463,043	1,129,276
Reliance Power Ltd.(1)	4,971,805	1,901,624
Religare Enterprises Ltd.(1)	78,555	202,962
Repco Home Finance Ltd.	105,463	399,471
Restaurant Brands Asia Ltd.(1)	321,700	235,415
Rico Auto Industries Ltd.	188,999	138,191
RITES Ltd.	185,782	437,371
Rossari Biotech Ltd.	7,085	48,364
RPG Life Sciences Ltd.	10,963	262,175
RSWM Ltd.(1)	8,000	12,193
Rupa & Co. Ltd.	27,670	60,591
Sagar Cements Ltd.	9,772	20,100
SAMHI Hotels Ltd.(1)	83,712	138,352
Sammaan Capital Ltd.	1,508,470	1,916,817
Samvardhana Motherson International Ltd.	2,889,071	3,945,964
Sandhar Technologies Ltd.	34,676	136,898
Sanghi Industries Ltd.(1)	10,104	6,015
Sanghvi Movers Ltd.	113,224	274,915
Sanofi Consumer Healthcare India Ltd.(1)	13,778	717,025
Sanofi India Ltd.	12,944	742,470
Sansera Engineering Ltd.	102,413	1,315,680
Sapphire Foods India Ltd.(1)	105,028	373,576
Sarda Energy & Minerals Ltd.	346,463	1,803,536
Saregama India Ltd.	220	1,120
Sarveshwar Foods Ltd.(1)	201,039	14,732
Satia Industries Ltd.	20,542	16,585
Satin Creditcare Network Ltd.(1)	142,309	238,653
SBFC Finance Ltd.(1)	242,131	245,643
SBI Cards & Payment Services Ltd.	411,237	3,959,573
SBI Life Insurance Co. Ltd.	145,350	2,384,615
Schaeffler India Ltd.	12,595	441,881
Schneider Electric Infrastructure Ltd.(1)	30,556	214,999
SEAMEC Ltd.(1)	4,805	51,606
Sequent Scientific Ltd.(1)	4,729	8,092
Servotech Renewable Power System Ltd.	161,044	207,715
Seshasayee Paper & Boards Ltd.	3,954	12,419
SH Kelkar & Co. Ltd.	52,208	99,180
Shankara Building Products Ltd.	4,974	31,631
Shanthi Gears Ltd.	4,400	21,368
Sharda Cropchem Ltd.	36,404	207,173
Share India Securities Ltd.	10,127	21,904
Shilpa Medicare Ltd.(1)	26,727	187,388
Shipping Corp. of India Land & Assets Ltd.	153,814	79,944
Shipping Corp. of India Ltd.	616,743	1,035,054
Shoppers Stop Ltd.(1)	25,790	154,379
Shree Cement Ltd.	5,269	1,648,679
Shree Digvijay Cement Co. Ltd.	24,457	19,517
Shree Renuka Sugars Ltd.(1)	142,059	45,003
Shriram Finance Ltd.	2,558,217	18,147,352
Shriram Pistons & Rings Ltd.	19,563	415,498

Avantis Emerging Markets Equity ETF
	Shares	Value
Shyam Metalics & Energy Ltd.	125,163	$1,022,502
Siemens Ltd.	19,210	1,020,702
Siyaram Silk Mills Ltd.	33,658	232,383
SJS Enterprises Ltd.	14,710	143,777
SKF India Ltd.	11,872	502,784
Skipper Ltd.	23,810	107,603
SMC Global Securities Ltd.	36,993	48,717
Sobha Ltd.	108,026	1,487,124
Solar Industries India Ltd.	3,514	352,086
Solara Active Pharma Sciences Ltd.(1)	8,964	48,554
SOM Distilleries & Breweries Ltd.(1)	23,985	30,595
Somany Ceramics Ltd.	5,124	26,061
Sona Blw Precision Forgings Ltd.	212,215	1,203,866
Sonata Software Ltd.	244,910	1,014,379
South Indian Bank Ltd.	2,698,673	738,024
Southern Petrochemical Industries Corp. Ltd.	114,672	99,012
Spandana Sphoorty Financial Ltd.(1)	28,524	82,468
SRF Ltd.	85,683	2,744,548
Star Cement Ltd.(1)	61,501	142,834
State Bank of India, GDR	152,350	12,038,626
Steel Strips Wheels Ltd.	147,356	299,386
Sterling & Wilson Renewable(1)	53,727	157,952
Sterling Tools Ltd.	16,717	64,131
Sterlite Technologies Ltd.(1)	54,881	54,401
Stove Kraft Ltd.	13,750	112,694
Strides Pharma Science Ltd.	220,258	1,563,622
Sudarshan Chemical Industries Ltd.	55,898	555,462
Sula Vineyards Ltd.	11,016	32,054
Sumitomo Chemical India Ltd.	29,259	154,626
Sun Pharmaceutical Industries Ltd.	883,042	16,104,677
Sun TV Network Ltd.	281,995	1,816,014
Sundaram Finance Ltd.	12,210	635,383
Sundram Fasteners Ltd.	56,388	603,444
Sunflag Iron & Steel Co. Ltd.(1)	82,641	199,810
Sunteck Realty Ltd.	25,538	107,119
Suprajit Engineering Ltd.	29,722	136,673
Supreme Industries Ltd.	56,876	2,174,381
Supreme Petrochem Ltd.	106,071	651,727
Supriya Lifescience Ltd.	13,770	94,277
Suraj Estate Developers Ltd.	11,855	40,571
Surya Roshni Ltd.	183,022	449,386
Suryoday Small Finance Bank Ltd.(1)	27,928	36,268
Suven Pharmaceuticals Ltd.(1)	103,823	1,444,951
Suzlon Energy Ltd.(1)	2,329,175	1,333,483
Swan Energy Ltd.	95,515	448,723
Swaraj Engines Ltd.	1,157	34,711
Syngene International Ltd.	163,860	1,225,510
TAJGVK Hotels & Resorts Ltd.	18,052	92,846
Tamil Nadu Newsprint & Papers Ltd.	88,833	129,272
Tamilnad Mercantile Bank Ltd.	34,026	159,526
Tamilnadu Petroproducts Ltd.	58,751	45,524
Tanla Platforms Ltd.	105,191	527,966
TARC Ltd.(1)	108,216	148,385
Tata Chemicals Ltd.	274,922	2,452,795

Avantis Emerging Markets Equity ETF
	Shares	Value
Tata Communications Ltd.	148,625	$2,308,377
Tata Consultancy Services Ltd.	586,014	23,429,158
Tata Consumer Products Ltd.	150,093	1,660,970
Tata Elxsi Ltd.	14,483	898,765
Tata Investment Corp. Ltd.	21,084	1,467,587
Tata Motors Ltd.	2,234,275	15,948,776
Tata Power Co. Ltd.	625,483	2,438,393
Tata Steel Ltd.	12,159,572	19,206,743
Tata Teleservices Maharashtra Ltd.(1)	194,570	133,307
TCI Express Ltd.	4,850	37,696
TeamLease Services Ltd.(1)	2,705	60,385
Tech Mahindra Ltd.	808,251	13,834,329
Technocraft Industries India Ltd.(1)	3,091	87,850
Tejas Networks Ltd.(1)	8,477	69,363
Thanga Mayil Jewellery Ltd.	5,628	121,968
Thanga Mayil Jewellery Ltd.	750	16,186
Thermax Ltd.	21,660	806,900
Thirumalai Chemicals Ltd.	70,649	172,009
Thomas Cook India Ltd.	195,450	280,121
Thyrocare Technologies Ltd.	7,067	55,833
Time Technoplast Ltd.	200,394	824,048
Timken India Ltd.	3,862	109,529
Tips Music Ltd.	57,965	392,606
Titagarh Rail System Ltd.	181,755	1,460,029
Titan Co. Ltd.	120,921	4,274,341
Torrent Pharmaceuticals Ltd.	60,317	2,037,620
Torrent Power Ltd.	132,126	1,919,316
Tourism Finance Corp. of India Ltd.	16,834	28,740
TransIndia Real Estate Ltd.	89,445	29,499
Transport Corp. of India Ltd.	23,739	245,563
Trent Ltd.	70,342	3,921,860
Trident Ltd.	3,038,965	901,767
Triveni Engineering & Industries Ltd.	146,382	587,692
Triveni Turbine Ltd.	138,307	774,316
TTK Prestige Ltd.	16,590	118,838
Tube Investments of India Ltd.	53,678	1,517,150
TV Today Network Ltd.	12,283	22,082
TVS Motor Co. Ltd.	53,175	1,358,113
TVS Srichakra Ltd.	2,893	89,273
Uflex Ltd.	143,136	740,174
Ugar Sugar Works Ltd.	65,144	34,874
Ugro Capital Ltd.(1)	5,617	9,985
Ujjivan Small Finance Bank Ltd.	2,410,746	890,062
UltraTech Cement Ltd.	44,556	5,177,338
Union Bank of India Ltd.	1,434,709	1,854,905
Uniparts India Ltd.	26,396	97,945
United Spirits Ltd.	170,883	2,515,115
UNO Minda Ltd.	72,576	687,825
UPL Ltd.	626,923	4,551,407
UPL Ltd.(1)	52,775	158,740
Usha Martin Ltd.	78,232	265,845
UTI Asset Management Co. Ltd.	126,040	1,359,940
Utkarsh Small Finance Bank Ltd.	225,934	61,840
Uttam Sugar Mills Ltd.	10,632	22,726

Avantis Emerging Markets Equity ETF
	Shares	Value
VA Tech Wabag Ltd.(1)	60,955	$913,767
Vaibhav Global Ltd.	45,255	117,750
Valiant Organics Ltd.(1)	6,994	21,417
Vardhman Textiles Ltd.	293,528	1,278,713
Varroc Engineering Ltd.(1)	48,842	236,832
Varun Beverages Ltd.	631,365	3,155,720
Vascon Engineers Ltd.(1)	98,939	39,238
Vedant Fashions Ltd.	35,775	346,122
Vedanta Ltd.	1,072,658	4,878,760
Veedol Corporation Ltd.	4,634	76,692
Venky's India Ltd.	8,517	159,795
Vesuvius India Ltd.	1,008	46,035
V-Guard Industries Ltd.	27,571	97,688
Vidhi Specialty Food Ingredients Ltd.	7,127	36,297
Vimta Labs Ltd.	2,971	29,501
Vinati Organics Ltd.	6,529	114,002
VIP Industries Ltd.(1)	64,523	223,880
Visaka Industries Ltd.	23,235	17,565
Vishnu Chemicals Ltd.	23,662	107,945
VL E-Governance & IT Solutions Ltd.(1)	41,514	26,332
V-Mart Retail Ltd.(1)	10,699	366,843
Vodafone Idea Ltd.(1)	9,105,107	790,830
Voltamp Transformers Ltd.	454	32,765
Voltas Ltd.	54,865	830,821
VRL Logistics Ltd.	37,088	191,815
VST Tillers Tractors Ltd.	1,038	40,418
Welspun Corp. Ltd.	482,295	4,086,052
Welspun Enterprises Ltd.	159,871	765,453
Welspun Living Ltd.	611,986	751,872
West Coast Paper Mills Ltd.	85,819	386,458
Westlife Foodworld Ltd.(1)	35,034	273,985
Windlas Biotech Ltd.	6,535	57,280
Wipro Ltd., ADR	1,708,846	5,587,926
Wockhardt Ltd.(1)	121,005	1,607,577
Wonderla Holidays Ltd.	27,577	202,038
Yes Bank Ltd.(1)	13,804,284	2,656,146
Zee Entertainment Enterprises Ltd.	993,816	1,063,625
Zee Media Corp. Ltd.(1)	1,067,957	160,995
Zen Technologies Ltd.	3,428	41,290
Zensar Technologies Ltd.	168,441	1,431,212
Zomato Ltd.(1)	1,887,517	4,820,919
Zuari Industries Ltd.	6,969	19,537
		1,348,473,053
Indonesia — 1.5%
ABM Investama Tbk. PT	768,100	137,313
Adaro Andalan Indonesia PT(1)	5,829,665	2,364,566
Adaro Minerals Indonesia Tbk. PT(1)	2,992,300	140,084
Adhi Karya Persero Tbk. PT(1)	3,613,756	37,076
Adi Sarana Armada Tbk. PT	488,400	16,816
AKR Corporindo Tbk. PT	15,025,200	1,124,649
Alam Sutera Realty Tbk. PT(1)	486,000	3,405
Alamtri Resources Indonesia Tbk. PT	27,424,700	3,436,234
Amman Mineral Internasional PT(1)	4,199,900	1,661,686
Aneka Tambang Tbk. PT	27,064,400	2,595,928

Avantis Emerging Markets Equity ETF
	Shares	Value
Aspirasi Hidup Indonesia Tbk. PT	11,259,400	$438,211
Astra Agro Lestari Tbk. PT	220,200	71,725
Astra International Tbk. PT	20,214,700	5,527,985
Astra Otoparts Tbk. PT	892,000	104,587
Astrindo Nusantara Infrastructure Tbk. PT(1)	9,209,100	42,664
Bank BTPN Syariah Tbk. PT	2,893,700	152,962
Bank Bukopin Tbk. PT(1)	3,742,897	11,308
Bank Central Asia Tbk. PT	25,788,400	13,141,656
Bank Mandiri Persero Tbk. PT	41,793,600	11,701,334
Bank Negara Indonesia Persero Tbk. PT	16,066,600	3,922,710
Bank Neo Commerce Tbk. PT(1)	6,720,000	70,157
Bank Pan Indonesia Tbk. PT(1)	1,152,900	89,841
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,221,674	52,326
Bank Pembangunan Daerah Jawa Timur Tbk. PT(1)	862,000	23,621
Bank Rakyat Indonesia Persero Tbk. PT	41,479,418	8,502,924
Bank Syariah Indonesia Tbk. PT	174,291	26,382
Bank Tabungan Negara Persero Tbk. PT	32,168,383	1,625,952
Barito Pacific Tbk. PT	14,161,612	672,226
BFI Finance Indonesia Tbk. PT	6,157,800	312,689
Blue Bird Tbk. PT	370,500	33,528
Buana Lintas Lautan Tbk. PT(1)	4,340,500	34,831
Bukalapak.com Tbk. PT(1)	26,953,000	216,748
Bukit Asam Tbk. PT	16,524,700	2,588,530
Bumi Resources Minerals Tbk. PT(1)	31,369,500	673,337
Bumi Resources Tbk. PT(1)	452,000	2,568
Bumi Serpong Damai Tbk. PT(1)	3,021,900	151,554
Chandra Asri Pacific Tbk. PT	1,549,300	626,162
Charoen Pokphand Indonesia Tbk. PT	8,828,900	2,233,428
Ciputra Development Tbk. PT	43,197,800	2,073,149
Clipan Finance Indonesia Tbk. PT(1)	1,709,200	27,630
Darma Henwa Tbk. PT(1)	30,662,900	229,556
Delta Dunia Makmur Tbk. PT	7,656,700	208,211
Dharma Polimetal Tbk. PT	843,000	45,328
Dharma Satya Nusantara Tbk. PT	14,520,200	796,785
Elang Mahkota Teknologi Tbk. PT	1,955,300	64,419
Elnusa Tbk. PT	3,353,000	77,667
Energi Mega Persada Tbk. PT(1)	15,806,300	172,143
Erajaya Swasembada Tbk. PT	5,290,200	116,236
ESSA Industries Indonesia Tbk. PT	9,000,200	397,021
Gajah Tunggal Tbk. PT	1,939,900	118,303
Global Mediacom Tbk. PT(1)	8,524,100	75,121
Hanson International Tbk. PT(1)	1,531,500	1
Harum Energy Tbk. PT(1)	1,718,200	72,141
Hexindo Adiperkasa Tbk. PT	15,800	3,829
Indah Kiat Pulp & Paper Tbk. PT	5,752,400	1,632,968
Indika Energy Tbk. PT	3,130,200	252,346
Indo Tambangraya Megah Tbk. PT	1,688,100	2,414,886
Indocement Tunggal Prakarsa Tbk. PT	887,500	241,258
Indofood CBP Sukses Makmur Tbk. PT	537,500	338,772
Indofood Sukses Makmur Tbk. PT	985,400	423,551
Indomobil Sukses Internasional Tbk. PT	740,800	40,633
Indosat Tbk. PT	2,058,400	183,842
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,767,130	92,698
Integra Indocabinet Tbk. PT(1)	481,500	10,140

Avantis Emerging Markets Equity ETF
	Shares	Value
Japfa Comfeed Indonesia Tbk. PT	13,552,400	$1,525,866
Jasa Marga Persero Tbk. PT	2,641,900	568,003
Kalbe Farma Tbk. PT	26,038,100	1,695,970
Kino Indonesia Tbk. PT	52,400	3,727
Lippo Karawaci Tbk. PT(1)	5,989,600	30,345
Matahari Department Store Tbk. PT	1,171,600	108,606
Medco Energi Internasional Tbk. PT	36,848,520	2,232,071
Media Nusantara Citra Tbk. PT(1)	6,628,900	94,450
Medikaloka Hermina Tbk. PT	4,691,100	386,248
Merdeka Copper Gold Tbk. PT(1)	2,336,058	198,023
Mitra Adiperkasa Tbk. PT	32,019,200	2,776,482
Mitra Keluarga Karyasehat Tbk. PT	4,136,400	587,275
Mitra Pinasthika Mustika Tbk. PT	2,191,600	123,115
MNC Digital Entertainment Tbk. PT(1)	2,172,500	102,399
Pabrik Kertas Tjiwi Kimia Tbk. PT	5,368,700	1,525,307
Pakuwon Jati Tbk. PT	3,204,800	72,824
Panin Financial Tbk. PT(1)	8,246,600	154,422
Perusahaan Gas Negara Tbk. PT	34,817,600	3,166,744
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,913,200	112,602
PP Persero Tbk. PT(1)	1,481,700	20,572
Puradelta Lestari Tbk. PT(1)	976,100	7,661
Ramayana Lestari Sentosa Tbk. PT	547,700	11,240
Salim Ivomas Pratama Tbk. PT	183,800	3,946
Samator Indo Gas Tbk. PT	536,000	43,012
Samudera Indonesia Tbk. PT	3,623,000	52,831
Sarana Menara Nusantara Tbk. PT	55,183,500	1,732,383
Semen Indonesia Persero Tbk. PT	7,005,818	985,995
Sentul City Tbk. PT(1)	1,197,800	5,065
Siloam International Hospitals Tbk. PT	9,600	1,587
Smartfren Telecom Tbk. PT(1)	39,123,800	54,181
Sri Rejeki Isman Tbk. PT(1)	918,200	1
Sumber Alfaria Trijaya Tbk. PT	20,055,000	2,660,861
Summarecon Agung Tbk. PT	8,078,978	182,461
Surya Citra Media Tbk. PT	138,000	1,587
Surya Semesta Internusa Tbk. PT	2,995,900	154,078
Telkom Indonesia Persero Tbk. PT, ADR(2)	471,292	6,843,160
Temas Tbk. PT	4,752,000	37,026
Tempo Scan Pacific Tbk. PT	259,300	34,395
Timah Tbk. PT(1)	3,425,500	182,480
Tower Bersama Infrastructure Tbk. PT	4,596,400	598,390
Transcoal Pacific Tbk. PT	87,900	35,919
Triputra Agro Persada PT	2,872,800	139,689
Tunas Baru Lampung Tbk. PT	339,100	10,950
Unilever Indonesia Tbk. PT	6,397,100	392,009
United Tractors Tbk. PT	2,796,400	3,775,266
Vale Indonesia Tbk. PT(1)	1,006,527	176,810
Waskita Karya Persero Tbk. PT(1)	3,601,745	2
Wijaya Karya Persero Tbk. PT(1)	2,888,700	35,543
Wintermar Offshore Marine Tbk. PT	860,000	19,817
XL Axiata Tbk. PT	4,659,828	621,490
		108,963,223
Malaysia — 1.6%
7-Eleven Malaysia Holdings Bhd., Class B	21,600	9,558
Aeon Co. M Bhd.	1,861,400	593,426

Avantis Emerging Markets Equity ETF
	Shares	Value
AEON Credit Service M Bhd.	18,700	$24,292
AFFIN Bank Bhd.	621,500	397,254
Alliance Bank Malaysia Bhd.	1,924,900	2,267,385
AMMB Holdings Bhd.	3,786,500	4,892,234
Ancom Nylex Bhd.	696,520	154,948
Ann Joo Resources Bhd.(1)	129,125	20,721
Astro Malaysia Holdings Bhd.(1)	96,000	4,627
ATA IMS Bhd.(1)(2)	394,600	26,289
Axiata Group Bhd.	2,188,400	1,027,050
Bank Islam Malaysia Bhd.	1,104,400	619,610
Berjaya Corp. Bhd.(1)	7,748,938	513,835
Berjaya Food Bhd.(1)(2)	468,236	33,599
Berjaya Land Bhd.(1)	2,900	186
Bermaz Auto Bhd.(2)	2,265,200	528,815
Bumi Armada Bhd.(1)(2)	5,965,500	751,788
Bursa Malaysia Bhd.(2)	1,050,700	1,879,389
Cahya Mata Sarawak Bhd.	2,095,400	500,346
Capital A Bhd.(1)	140,600	27,328
Carlsberg Brewery Malaysia Bhd.	77,300	323,959
CCK Consolidated Holdings Bhd.	81,900	21,677
CELCOMDIGI Bhd.	1,514,300	1,253,573
Chin Hin Group Bhd.(1)	164,800	76,526
Chin Hin Group Property Bhd.(1)	124,700	61,501
CIMB Group Holdings Bhd.(2)	7,016,298	12,323,034
CSC Steel Holdings Bhd.	75,000	19,191
CTOS Digital Bhd.	270,600	69,382
Cypark Resources Bhd.(1)	956,100	170,529
D&O Green Technologies Bhd.	80,000	20,719
Dagang NeXchange Bhd.(1)	2,040,200	126,330
Dayang Enterprise Holdings Bhd.	989,320	391,473
Dialog Group Bhd.	482,800	171,447
DRB-Hicom Bhd.	588,500	91,191
Dufu Technology Corp. Bhd.(2)	389,200	115,239
Duopharma Biotech Bhd.	10,630	2,911
DXN Holdings Bhd.	157,600	18,051
Eastern & Oriental Bhd.	1,449,600	267,260
Eco World Development Group Bhd.(2)	1,179,600	528,395
Eco World International Bhd.	194,300	11,148
Ekovest Bhd.(1)	4,407,100	287,111
Engtex Group Bhd.	257,000	28,565
Farm Fresh Bhd.	934,000	348,271
Formosa Prosonic Industries Bhd.	28,500	17,312
Fraser & Neave Holdings Bhd.	70,700	395,937
Frontken Corp. Bhd.(2)	717,350	604,217
Gamuda Bhd.	3,436,376	3,369,058
Genting Bhd.(2)	2,346,700	1,734,156
Genting Malaysia Bhd.(2)	3,604,800	1,539,370
Genting Plantations Bhd.	105,000	133,720
Globetronics Technology Bhd.	102,800	8,481
Greatech Technology Bhd.(1)	289,400	108,881
HAP Seng Consolidated Bhd.	65,700	47,742
Hap Seng Plantations Holdings Bhd.	58,900	26,551
Hartalega Holdings Bhd.(2)	2,464,400	1,245,789
Heineken Malaysia Bhd.(2)	142,400	850,963

Avantis Emerging Markets Equity ETF
	Shares	Value
Hengyuan Refining Co. Bhd.(1)(2)	211,100	$87,584
Hextar Global Bhd.	940,660	197,291
Hiap Teck Venture Bhd.	2,832,000	187,945
Hibiscus Petroleum Bhd.(2)	1,745,060	615,423
Hong Leong Bank Bhd.	263,700	1,267,690
Hong Leong Capital Bhd.	24,300	19,812
Hong Leong Financial Group Bhd.	88,200	362,326
Hup Seng Industries Bhd.	493,800	115,255
IHH Healthcare Bhd.	956,600	1,597,303
IJM Corp. Bhd.	3,675,800	1,737,928
Inari Amertron Bhd.(2)	905,500	423,313
Innoprise Plantations Bhd.	67,500	26,967
Insas Bhd.	117,400	22,273
IOI Corp. Bhd.	1,211,300	1,056,348
IOI Properties Group Bhd.	948,300	406,548
Iskandar Waterfront City Bhd.(1)	1,956,200	169,875
Jaya Tiasa Holdings Bhd.	2,034,600	575,636
Johor Plantations Group Bhd.	1,417,800	392,320
Kelington Group Bhd.	1,112,700	873,709
Kinergy Advancement Bhd.(1)	2,266,800	167,898
Kossan Rubber Industries Bhd.	1,304,100	521,321
KPJ Healthcare Bhd.	2,261,000	1,203,176
KSL Holdings Bhd.(1)	468,600	168,764
Kuala Lumpur Kepong Bhd.	295,705	1,366,956
Kumpulan Perangsang Selangor Bhd.	6,000	870
LBS Bina Group Bhd.	704,800	79,952
Leong Hup International Bhd.	2,589,500	374,472
Lotte Chemical Titan Holding Bhd.(1)(2)	179,600	17,738
Mah Sing Group Bhd.(2)	5,065,300	1,412,992
Malakoff Corp. Bhd.	1,875,400	346,188
Malayan Banking Bhd.	2,794,710	6,718,857
Malayan Flour Mills Bhd.	441,400	49,921
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	101,700	8,690
Malaysia Smelting Corp. Bhd.	324,300	161,205
Malaysian Pacific Industries Bhd.	76,200	315,762
Malaysian Resources Corp. Bhd.	4,690,400	470,089
Matrix Concepts Holdings Bhd.	628,950	199,099
Maxis Bhd.	890,700	691,711
MBM Resources Bhd.	60,700	73,556
MBSB Bhd.	4,578,492	730,024
Media Prima Bhd.	407,400	43,001
Mega First Corp. Bhd.	172,700	160,783
Mi Technovation Bhd.	39,300	16,435
MISC Bhd.	840,500	1,376,091
MNRB Holdings Bhd.	10,700	4,787
Mr. DIY Group M Bhd.	2,916,900	904,257
Muda Holdings Bhd.	27,400	6,347
My EG Services Bhd.	7,499,850	1,477,890
Naim Holdings Bhd.(1)	62,500	12,526
Nationgate Holdings Bhd.(2)	772,700	323,310
Nestle Malaysia Bhd.(2)	38,500	729,786
NEXG Bhd.	628,500	36,031
OSK Holdings Bhd.	20,000	8,528
Padini Holdings Bhd.	4,800	1,817

Avantis Emerging Markets Equity ETF
	Shares	Value
Pantech Group Holdings Bhd.	203,100	$38,974
Pecca Group Bhd.	824,600	268,064
Pentamaster Corp. Bhd.	368,100	255,802
Perdana Petroleum Bhd.(1)	1,772,700	85,697
Petron Malaysia Refining & Marketing Bhd.	26,800	22,962
Petronas Chemicals Group Bhd.	841,400	703,529
Petronas Dagangan Bhd.	225,100	969,042
Petronas Gas Bhd.	367,200	1,440,369
PIE Industrial Bhd.	94,900	83,070
Power Root Bhd.	5,100	1,614
PPB Group Bhd.	286,800	690,535
Press Metal Aluminium Holdings Bhd.	1,434,700	1,629,667
Public Bank Bhd.	6,765,000	6,882,312
QL Resources Bhd.(2)	928,600	1,010,829
Ranhill Utilities Bhd.(1)(2)	1,187,415	343,941
RGB International Bhd.	3,492,500	298,899
RHB Bank Bhd.	1,769,251	2,741,106
Sam Engineering & Equipment M Bhd.	78,300	63,903
Sarawak Oil Palms Bhd.	168,750	116,469
Sarawak Plantation Bhd.	45,200	23,187
Scientex Bhd.	323,800	266,782
SD Guthrie Bhd.	1,287,957	1,464,096
SEG International Bhd.	12,300	1,681
Shin Yang Group Bhd.	489,500	90,207
Sime Darby Bhd.(2)	1,739,500	855,362
Sime Darby Property Bhd.(2)	5,461,900	1,723,533
SKP Resources Bhd.	118,000	26,540
Solarvest Holdings Bhd.(1)	124,300	48,890
SP Setia Bhd. Group(2)	3,625,700	1,095,196
Sunway Bhd.	582,348	602,740
Sunway Construction Group Bhd.	55,900	54,015
Supermax Corp. Bhd.(1)(2)	3,495,986	596,608
Syarikat Takaful Malaysia Keluarga Bhd.	71,774	56,837
Ta Ann Holdings Bhd.	165,600	137,410
TASCO Bhd.	91,000	13,980
TDM Bhd.(1)	278,600	12,176
Telekom Malaysia Bhd.(2)	1,490,900	2,284,853
Tenaga Nasional Bhd.(2)	3,216,000	9,823,656
TH Plantations Bhd.	360,200	48,157
Thong Guan Industries Bhd.	44,400	13,977
TIME dotCom Bhd.	1,076,300	1,233,367
Tiong NAM Logistics Holdings Bhd.(1)	97,990	14,958
Top Glove Corp. Bhd.(1)(2)	2,797,100	569,161
Tropicana Corp. Bhd.(1)	124,682	31,882
TSH Resources Bhd.	975,400	260,957
Uchi Technologies Bhd.	42,900	36,096
UEM Sunrise Bhd.	1,481,300	298,616
Unisem M Bhd.	234,800	114,086
United Plantations Bhd.	311,850	1,602,745
UOA Development Bhd.	1,700	679
UWC Bhd.(1)	95,100	53,518
Velesto Energy Bhd.	12,296,200	456,085
ViTrox Corp. Bhd.	12,000	8,375
VS Industry Bhd.	1,405,600	306,981

Avantis Emerging Markets Equity ETF
	Shares	Value
Wasco Bhd.(1)	136,000	$31,533
WCE Holdings Bhd.(1)	369,000	63,794
WCT Holdings Bhd.(1)(2)	4,107,500	698,188
Westports Holdings Bhd.	222,600	229,991
Yinson Holdings Bhd.(2)	1,901,032	957,766
YTL Corp. Bhd.(2)	1,567,413	665,982
YTL Power International Bhd.(2)	3,591,400	2,564,029
		118,484,172
Mexico — 2.3%
Alfa SAB de CV, Class A	8,085,151	6,891,692
Alpek SAB de CV	92,126	58,358
Alsea SAB de CV	750,269	1,644,795
America Movil SAB de CV, ADR	942,485	13,411,562
Arca Continental SAB de CV	239,974	2,481,817
Banco del Bajio SA	2,154,723	4,879,943
Becle SAB de CV(2)	38,227	32,714
Bolsa Mexicana de Valores SAB de CV	265,197	470,940
Cemex SAB de CV, ADR	1,117,920	6,931,104
Coca-Cola Femsa SAB de CV	720,890	6,411,340
Consorcio ARA SAB de CV(1)	34,198	6,040
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	195,414	1,266,283
Corp. Inmobiliaria Vesta SAB de CV(2)	1,233,445	2,886,480
El Puerto de Liverpool SAB de CV, Class C1(2)	7,605	37,352
Fomento Economico Mexicano SAB de CV, ADR	111,189	10,460,661
GCC SAB de CV	143,230	1,399,200
Genomma Lab Internacional SAB de CV, Class B	3,363,063	4,218,146
Gentera SAB de CV(2)	4,183,342	5,841,292
Gruma SAB de CV, B Shares	415,981	7,171,898
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	85,715	6,619,769
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	42,730	8,120,836
Grupo Aeroportuario del Sureste SAB de CV, ADR	21,756	5,891,960
Grupo Bimbo SAB de CV, Series A(2)	347,410	935,205
Grupo Carso SAB de CV, Series A1	225,876	1,311,694
Grupo Comercial Chedraui SA de CV	440,591	2,528,564
Grupo Financiero Banorte SAB de CV, Class O	3,358,542	23,745,418
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	2,948,793	6,807,445
Grupo GICSA SAB de CV(1)(2)	21,090	2,391
Grupo Industrial Saltillo SAB de CV	26,514	21,929
Grupo Mexico SAB de CV, Series B	2,314,553	10,889,232
Grupo Rotoplas SAB de CV(1)	173	105
Grupo Televisa SAB, ADR(2)	1,252,360	2,442,102
Grupo Traxion SAB de CV(1)(2)	14	12
Industrias Penoles SAB de CV(1)	285,211	4,387,648
Kimberly-Clark de Mexico SAB de CV, A Shares	1,937,128	2,910,310
La Comer SAB de CV	297,802	489,575
Megacable Holdings SAB de CV	1,527,643	3,281,378
Nemak SAB de CV(1)	3,247,563	423,444
Ollamani SAB(1)(2)	166,005	308,927
Operadora De Sites Mexicanos SAB de CV(2)	244,697	182,148
Orbia Advance Corp. SAB de CV(2)	1,254,788	866,887
Promotora de Hoteles Norte 19 SAB De CV(1)	9,494	2,102
Promotora y Operadora de Infraestructura SAB de CV	300,586	2,999,864
Qualitas Controladora SAB de CV	168,775	1,620,910
Regional SAB de CV	241,179	1,561,081

Avantis Emerging Markets Equity ETF
	Shares	Value
Wal-Mart de Mexico SAB de CV	1,779,663	$4,735,320
		169,587,873
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	307,455	3,920,051
Credicorp Ltd.	73,966	13,537,257
Intercorp Financial Services, Inc.	29,263	937,587
Southern Copper Corp.	54,188	4,818,939
		23,213,834
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	1,513,290	859,081
Aboitiz Power Corp.	28,900	21,708
ACEN Corp.	1,217,840	64,630
Alliance Global Group, Inc.	1,108,600	124,138
Ayala Corp.	249,470	2,381,469
Ayala Land, Inc.	3,098,600	1,161,152
AyalaLand Logistics Holdings Corp.(1)	28,000	754
Bank of the Philippine Islands	1,788,891	3,836,464
BDO Unibank, Inc.	2,401,868	6,223,744
Cebu Air, Inc.(1)	19,350	10,322
Century Pacific Food, Inc.	610,300	425,828
Converge Information & Communications Technology Solutions, Inc.	3,474,600	930,890
Cosco Capital, Inc.	227,200	21,008
DigiPlus Interactive Corp.	1,653,200	992,162
DITO CME Holdings Corp.(1)	425,200	11,208
DMCI Holdings, Inc.	8,262,200	1,598,566
East West Banking Corp.	65,600	11,909
Filinvest Land, Inc.	519,000	6,610
Ginebra San Miguel, Inc.	7,600	38,996
Global Ferronickel Holdings, Inc.(1)	757,000	14,605
Globe Telecom, Inc.	20,439	802,680
GT Capital Holdings, Inc.	212,840	1,869,547
International Container Terminal Services, Inc.	800,210	4,823,508
JG Summit Holdings, Inc.	1,775,524	487,186
Jollibee Foods Corp.	663,370	2,945,714
LT Group, Inc.	183,600	36,812
Manila Electric Co.	116,120	982,049
Manila Water Co., Inc.	433,300	224,488
Megaworld Corp.	3,778,800	113,572
Metropolitan Bank & Trust Co.	3,914,090	4,843,954
Monde Nissin Corp.	1,220,500	158,951
Nickel Asia Corp.	1,572,800	64,640
Petron Corp.	137,700	5,526
PLDT, Inc., ADR(2)	105,814	2,412,559
Puregold Price Club, Inc.	830,500	398,859
Robinsons Land Corp.	1,384,600	286,184
Robinsons Retail Holdings, Inc.	128,010	77,257
Security Bank Corp.	725,710	877,199
Semirara Mining & Power Corp.	1,319,200	850,290
Shell Pilipinas Corp.(1)	7,000	744
SM Investments Corp.	77,675	1,027,274
SM Prime Holdings, Inc.	5,548,100	2,139,228
Universal Robina Corp.	675,320	773,327
Vista Land & Lifescapes, Inc.	266,100	6,981
Wilcon Depot, Inc.	1,800	246
		44,944,019

Avantis Emerging Markets Equity ETF
	Shares	Value
Poland — 1.2%
Alior Bank SA	293,639	$6,909,068
Allegro.eu SA(1)	417,198	2,886,043
AmRest Holdings SE	9,743	40,082
Bank Handlowy w Warszawie SA	4,133	110,606
Bank Millennium SA(1)	1,386,554	3,980,341
Bank Polska Kasa Opieki SA	206,012	8,712,831
Budimex SA	18,485	2,485,449
CCC SA(1)	90,929	4,259,809
CD Projekt SA	82,560	4,545,577
Cyfrowy Polsat SA(1)	70,982	244,133
Dino Polska SA(1)	51,937	6,380,942
Enea SA(1)	184,651	628,865
Eurocash SA	42,741	98,646
Grenevia SA(1)	28,812	18,938
Grupa Azoty SA(1)(2)	33,832	171,804
Grupa Kety SA(2)	15,515	3,092,189
Jastrzebska Spolka Weglowa SA(1)(2)	266,935	1,654,083
KGHM Polska Miedz SA	125,436	4,018,204
KRUK SA	22,778	2,309,653
LPP SA	936	4,228,630
Lubelski Wegiel Bogdanka SA	857	4,868
mBank SA(1)	11,133	2,057,455
Orange Polska SA	1,796,244	3,661,317
ORLEN SA	533,987	8,335,604
Pepco Group NV(1)	73,924	307,561
PGE Polska Grupa Energetyczna SA(1)	335,720	595,119
Powszechna Kasa Oszczednosci Bank Polski SA	338,654	5,792,164
Powszechny Zaklad Ubezpieczen SA	386,998	5,174,570
Santander Bank Polska SA	29,601	3,839,951
TEN Square Games SA(1)	1,102	21,585
Text SA	14,174	193,739
Warsaw Stock Exchange	2,172	22,013
XTB SA	56,973	931,540
		87,713,379
Russia(3) — 0.0%
Gazprom PJSC(1)	1,738,516	2
Gazprom PJSC, ADR(1)	13,735	2
Globaltrans Investment PLC, GDR(1)	112,592	11
GMK Norilskiy Nickel PAO(1)	749,200	9
LUKOIL PJSC	69,112	—
LUKOIL PJSC, ADR(1)	2,950	—
Magnit PJSC	9,702	—
Mechel PJSC(1)	22,684	—
MMC Norilsk Nickel PJSC, ADR(1)	6	—
MMC Norilsk Nickel PJSC, (NASDAQ), ADR(1)	9	—
Mobile TeleSystems PJSC, ADR(1)	58,032	6
Novatek PJSC	38,550	—
Novolipetsk Steel PJSC	405,900	1
PhosAgro PJSC	14,221	—
PhosAgro PJSC, GDR(1)	275	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	2,060	—
Rosneft Oil Co. PJSC	192,337	—

Avantis Emerging Markets Equity ETF
	Shares	Value
Severstal PAO, GDR(1)	53,821	$6
Tatneft PJSC	223,476	—
VTB Bank PJSC(1)	287,928	—
X5 Retail Group NV, GDR(1)	13,628	1
		38
Singapore — 0.0%
China Everbright Water Ltd.	138,500	24,595
Sunpower Group Ltd.(1)	104,600	18,994
		43,589
South Africa — 3.6%
Absa Group Ltd.	998,739	9,980,835
Adcock Ingram Holdings Ltd.	1,014	2,965
Advtech Ltd.	35,578	59,937
AECI Ltd.	208,353	1,063,081
African Rainbow Minerals Ltd.	305,097	2,213,846
Anglo American Platinum Ltd.	19,110	573,350
Anglogold Ashanti PLC	88,559	2,536,352
Anglogold Ashanti PLC (New York)	605,590	17,846,737
Aspen Pharmacare Holdings Ltd.	472,330	4,127,157
Astral Foods Ltd.	24,488	217,242
AVI Ltd.	695,043	3,470,944
Barloworld Ltd.	621,869	3,398,925
Bid Corp. Ltd.	163,864	3,930,536
Bidvest Group Ltd.	253,513	3,314,242
Capitec Bank Holdings Ltd.	48,635	7,992,322
Cashbuild Ltd.	894	8,769
City Lodge Hotels Ltd.	91,493	20,311
Clicks Group Ltd.	248,277	4,595,910
Coronation Fund Managers Ltd.	255,312	526,792
DataTec Ltd.	31,800	80,716
Dis-Chem Pharmacies Ltd.	423,219	733,811
Discovery Ltd.	424,372	4,686,245
Exxaro Resources Ltd.(2)	366,878	3,021,100
Famous Brands Ltd.	12,976	39,567
FirstRand Ltd.	3,784,534	14,208,563
Fortress Real Estate Investments Ltd., Class B	359,903	376,899
Foschini Group Ltd.	699,422	5,083,385
Gold Fields Ltd., ADR	938,269	16,860,694
Grindrod Ltd.	152,884	107,221
Harmony Gold Mining Co. Ltd., ADR	1,120,223	11,146,219
Impala Platinum Holdings Ltd.(1)	1,195,226	5,651,831
Investec Ltd.	125,677	804,536
KAL Group Ltd.	1,532	3,630
KAP Ltd.(1)	1,542,797	228,317
Kumba Iron Ore Ltd.	48,711	971,533
Life Healthcare Group Holdings Ltd.	1,492,182	1,178,512
Metair Investments Ltd.(1)	41,971	13,542
Momentum Group Ltd.	4,078,685	6,627,815
Motus Holdings Ltd.	228,393	1,100,466
Mr. Price Group Ltd.	360,168	4,661,106
MTN Group Ltd.	1,427,811	8,924,986
MultiChoice Group(1)	577,250	3,273,545
Naspers Ltd., N Shares	67,411	16,002,887
Nedbank Group Ltd.(2)	631,657	9,458,333

Avantis Emerging Markets Equity ETF
	Shares	Value
NEPI Rockcastle NV(1)	766,538	$5,532,837
Netcare Ltd.	1,116,596	806,465
Ninety One Ltd.	138,645	243,411
Northam Platinum Holdings Ltd.(2)	836,600	4,363,405
Oceana Group Ltd.	2,532	7,866
Old Mutual Ltd.	9,875,468	6,657,227
Omnia Holdings Ltd.	576,203	1,971,889
OUTsurance Group Ltd.	912,270	3,482,280
Pepkor Holdings Ltd.	113,254	155,932
Pick n Pay Stores Ltd.(1)(2)	404,106	612,445
PPC Ltd.	754,515	156,667
PSG Financial Services Ltd.	63,123	61,199
Raubex Group Ltd.	14,747	32,907
Reinet Investments SCA	176,159	4,333,898
Remgro Ltd.	626,063	4,948,607
Reunert Ltd.	22,554	77,182
RFG Holdings Ltd.	19,543	21,233
Sanlam Ltd.	1,253,496	5,771,722
Santam Ltd.	13,694	297,986
Sappi Ltd.	1,822,745	3,960,986
Sasol Ltd., ADR(2)	583,204	2,548,601
Shoprite Holdings Ltd.	403,321	5,869,280
Sibanye Stillwater Ltd., ADR(1)(2)	1,210,656	3,861,993
SPAR Group Ltd.(1)	359,484	2,544,202
Standard Bank Group Ltd.	1,039,240	12,056,843
Telkom SA SOC Ltd.(1)	1,324,954	2,548,799
Thungela Resources Ltd.	515,573	3,054,546
Tiger Brands Ltd.	214,020	3,123,478
Transaction Capital Ltd.(1)	27,574	3,322
Truworths International Ltd.	661,370	2,770,253
Tsogo Sun Ltd.	11,283	5,312
Vodacom Group Ltd.	521,989	3,298,201
Wilson Bayly Holmes-Ovcon Ltd.	39,763	398,683
Woolworths Holdings Ltd.	564,364	1,747,618
Zeda Ltd.	232,331	140,330
Zeder Investments Ltd.	120,266	10,173
		268,603,490
South Korea — 10.9%
ABLBio, Inc.(1)	23,584	657,639
Able C&C Co. Ltd.	5,618	27,609
Advanced Process Systems Corp.	4,807	55,734
Aekyung Chemical Co. Ltd.	36,696	183,769
Aekyung Industrial Co. Ltd.(1)	9,128	86,820
Agabang & Company(1)	50,751	188,332
Ahnlab, Inc.	1,317	68,148
Alteogen, Inc.(1)	3,978	1,060,220
Amorepacific Corp.(1)	7,924	635,455
AMOREPACIFIC Group(1)	21,110	306,438
Ananti, Inc.(1)	156,492	631,142
APR Corp.(1)	30,395	1,232,641
Aprogen Biologics(1)	56,344	28,399
Aprogen, Inc.(1)	19,477	9,648
Asiana Airlines, Inc.(1)	62,870	459,952
BGF Co. Ltd.	12,496	29,120

Avantis Emerging Markets Equity ETF
	Shares	Value
BGF retail Co. Ltd.	16,862	$1,151,763
BH Co. Ltd.	65,402	675,827
Binex Co. Ltd.(1)	11,370	131,324
Binggrae Co. Ltd.(1)	8,059	534,138
Bioneer Corp.(1)	5,617	54,228
BNK Financial Group, Inc.	471,443	3,602,240
Boditech Med, Inc.	886	9,212
Boryung	67,616	463,450
Bukwang Pharmaceutical Co. Ltd.	14,110	46,465
Byucksan Corp.(1)	60,494	89,348
Caregen Co. Ltd.	7,410	137,345
Celltrion Pharm, Inc.(1)	3,181	118,620
Celltrion, Inc.	44,993	5,675,437
Chabiotech Co. Ltd.(1)	14,068	112,144
Cheil Worldwide, Inc.	82,514	1,010,036
Chong Kun Dang Pharmaceutical Corp.	19,356	1,070,689
Chongkundang Holdings Corp.	112	3,416
Chunbo Co. Ltd.(1)	124	3,284
CJ CGV Co. Ltd.(1)	245,235	847,916
CJ CheilJedang Corp.	14,115	2,291,862
CJ Corp.	20,708	1,463,613
CJ ENM Co. Ltd.(1)	32,725	1,360,921
CJ Logistics Corp.	15,396	988,297
Classys, Inc.(1)	16,076	696,299
Com2uSCorp	6,964	214,136
Cosmax, Inc.	23,649	2,769,385
CosmoAM&T Co. Ltd.(1)	5,349	197,415
Coway Co. Ltd.	88,192	4,883,218
COWELL FASHION Co. Ltd.(1)	13,544	20,482
CrystalGenomics Invites Co. Ltd.(1)	11,842	19,588
CS Wind Corp.	7,100	198,793
Cuckoo Holdings Co. Ltd.(1)	2,944	44,221
Cuckoo Homesys Co. Ltd.(1)	4,724	71,389
Daeduck Electronics Co. Ltd.	57,273	705,858
Daehan Flour Mill Co. Ltd.	490	42,778
Daesang Corp.(1)	47,346	749,986
Daesung Holdings Co. Ltd.	377	1,812
Daewon Pharmaceutical Co. Ltd.	2,047	19,678
Daewoo Engineering & Construction Co. Ltd.(1)	224,599	522,576
Daewoong Co. Ltd.	22,223	306,312
Daewoong Pharmaceutical Co. Ltd.	1,900	165,486
Daishin Securities Co. Ltd.	42,793	495,054
Daol Investment & Securities Co. Ltd.	111,644	202,127
Daou Data Corp.	30,424	227,236
Daou Technology, Inc.(1)	21,639	300,506
DB Financial Investment Co. Ltd.	13,706	55,138
DB HiTek Co. Ltd.(1)	64,808	1,929,096
DB Insurance Co. Ltd.	92,411	5,790,065
Dentium Co. Ltd.	9,297	428,292
DGB Financial Group, Inc.	359,551	2,279,779
DI Dong Il Corp.(1)	28,031	896,957
DIO Corp.(1)	879	9,768
DL E&C Co. Ltd.	62,598	1,737,435
DL Holdings Co. Ltd.	28,822	660,666

Avantis Emerging Markets Equity ETF
	Shares	Value
DN Automotive Corp.	15,680	$228,491
Dong-A Socio Holdings Co. Ltd.	3,390	226,125
Dong-A ST Co. Ltd.(1)	2,800	90,113
Dongjin Semichem Co. Ltd.	65,043	1,176,591
DongKook Pharmaceutical Co. Ltd.	12,641	134,531
Dongkuk CM Co. Ltd.(1)	30,636	142,574
Dongkuk Holdings Co. Ltd.	16,318	84,248
Dongkuk Steel Mill Co. Ltd.	75,378	479,728
Dongsuh Cos., Inc.	5,808	93,489
Dongwha Pharm Co. Ltd.	4,407	18,740
Dongwon Development Co. Ltd.	10,306	16,812
Dongwon F&B Co. Ltd.	3,530	75,422
Dongwon Industries Co. Ltd.	10,872	261,251
Dongwon Systems Corp.	5,098	130,076
Doosan Bobcat, Inc.	61,622	1,986,228
Doosan Co. Ltd.	327	73,021
Doosan Enerbility Co. Ltd.(1)	481,163	8,430,198
Doosan Tesna, Inc.	13,196	274,453
DoubleUGames Co. Ltd.	8,785	287,484
Douzone Bizon Co. Ltd.	16,898	819,130
Dreamtech Co. Ltd.	15,774	77,897
Duk San Neolux Co. Ltd.(1)	6,317	133,822
Easy Bio, Inc.	465	1,613
Easy Holdings Co. Ltd.	1	2
Echo Marketing, Inc.	11,592	73,154
Ecopro BM Co. Ltd.(1)	15,227	1,247,765
Ecopro Co. Ltd.	20,425	875,334
Ecopro HN Co. Ltd.(1)	24,612	486,323
E-MART, Inc.	38,024	1,984,772
Eo Technics Co. Ltd.(1)	5,036	453,105
Eugene Corp.(1)	22,122	48,965
Eugene Investment & Securities Co. Ltd.	168,284	299,213
Eugene Technology Co. Ltd.(1)	5,418	157,437
F&F Co. Ltd.	21,049	1,021,829
Fila Holdings Corp.	68,091	1,745,430
Foosung Co. Ltd.(1)	7,436	24,048
Genexine, Inc.(1)	1,908	5,663
GOLFZON Co. Ltd.(1)	7,448	301,626
Gradiant Corp.	19,296	176,367
Grand Korea Leisure Co. Ltd.	57,743	452,403
Green Cross Corp.	2,501	214,927
Green Cross Holdings Corp.	2,440	23,253
GS Engineering & Construction Corp.	105,182	1,266,865
GS Holdings Corp.	75,737	1,868,274
GS P&L Co. Ltd.(1)	15,273	222,899
GS Retail Co. Ltd.	64,395	659,488
HAESUNG DS Co. Ltd.	19,421	390,382
Han Kuk Carbon Co. Ltd.	12,585	132,754
Hana Financial Group, Inc.	523,679	21,355,849
Hana Materials, Inc.	7,352	150,092
Hana Micron, Inc.	63,440	479,660
Hana Tour Service, Inc.	16,141	633,089
Handsome Co. Ltd.(1)	13,246	145,165
Hanil Cement Co. Ltd.	19,554	209,635

Avantis Emerging Markets Equity ETF
	Shares	Value
Hanjin Kal Corp.	674	$38,359
Hanjin Transportation Co. Ltd.(1)	3,382	45,172
Hankook & Co. Co. Ltd.	18,236	198,065
Hankook Shell Oil Co. Ltd.	114	24,621
Hankook Tire & Technology Co. Ltd.(1)	119,102	3,089,344
Hanmi Pharm Co. Ltd.	4,785	788,436
Hanmi Semiconductor Co. Ltd.	28,867	1,887,430
Hanon Systems(1)	220,504	670,974
Hansae Co. Ltd.(1)	42,094	336,506
Hansol Chemical Co. Ltd.	10,091	761,579
Hansol Paper Co. Ltd.	4,250	25,520
Hansol Technics Co. Ltd.	26,009	74,198
Hanssem Co. Ltd.	12,375	388,800
Hanwha Aerospace Co. Ltd.	56,456	23,041,035
Hanwha Corp.	72,340	2,012,481
Hanwha Corp., Preference Shares	3,473	40,855
Hanwha Engine(1)	62,877	973,335
Hanwha General Insurance Co. Ltd.	185,904	486,556
Hanwha Investment & Securities Co. Ltd.(1)	264,210	628,355
Hanwha Life Insurance Co. Ltd.	1,212,844	2,182,700
Hanwha Ocean Co. Ltd.(1)	26,270	1,337,060
Hanwha Solutions Corp.	129,690	1,922,379
Hanwha Systems Co. Ltd.	19,233	404,446
Hanwha Vision Co. Ltd.(1)	56,720	1,881,375
Harim Holdings Co. Ltd.	117,914	410,084
HD Hyundai Co. Ltd.	71,144	3,553,815
HD Hyundai Construction Equipment Co. Ltd.	32,047	1,643,603
HD Hyundai Electric Co. Ltd.	27,427	6,204,736
HD Hyundai Energy Solutions Co. Ltd.(1)	3,807	75,065
HD Hyundai Heavy Industries Co. Ltd.	20,547	4,155,398
HD Hyundai Infracore Co. Ltd.(1)	292,751	1,707,621
HD HYUNDAI MIPO	27,971	2,010,733
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	59,264	8,667,124
HDC Holdings Co. Ltd.(1)	3,073	29,047
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	66,672	835,455
Helixmith Co. Ltd.(1)	2,352	3,788
Hite Jinro Co. Ltd.	82,725	1,072,805
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	65,668
HL Holdings Corp.	3,576	90,376
HL Mando Co. Ltd.(1)	90,438	2,746,821
HLB, Inc.(1)	20,177	1,231,075
HMM Co. Ltd.	311,936	4,190,125
Hotel Shilla Co. Ltd.(1)	49,452	1,352,660
HPSP Co. Ltd.	19,540	363,421
HS Hyosung Advanced Materials Corp.	5,843	750,360
HS Hyosung Corp.(1)	1,182	23,918
HS Industries Co. Ltd.(1)	11,046	38,713
Hugel, Inc.(1)	9,548	2,075,853
Humasis Co. Ltd.(1)	255,300	291,299
Humedix Co. Ltd.	12,409	321,045
Huons Co. Ltd.	1,038	17,766
Huons Global Co. Ltd.	1,022	22,994
Hwa Shin Co. Ltd.(1)	35,568	189,064
Hwaseung Enterprise Co. Ltd.(1)	6,727	46,269

Avantis Emerging Markets Equity ETF
	Shares	Value
HYBE Co. Ltd.(1)	7,173	$1,267,287
Hyosung Chemical Corp.(1)	1,063	28,352
Hyosung Corp.	6,404	206,645
Hyosung Heavy Industries Corp.	9,588	2,878,018
Hyosung TNC Corp.	6,750	1,043,654
Hyundai Autoever Corp.	926	83,882
HYUNDAI Corp.	26,090	431,401
Hyundai Department Store Co. Ltd.(1)	33,805	1,322,677
Hyundai Elevator Co. Ltd.	7,915	298,347
Hyundai Engineering & Construction Co. Ltd.	76,915	1,768,893
Hyundai GF Holdings(1)	49,119	183,448
Hyundai Glovis Co. Ltd.	59,898	5,344,149
Hyundai Home Shopping Network Corp.(1)	4,124	147,004
Hyundai Marine & Fire Insurance Co. Ltd.	126,975	2,022,598
Hyundai Mobis Co. Ltd.	48,692	8,193,727
Hyundai Motor Co.	177,781	23,572,998
Hyundai Rotem Co. Ltd.(1)	84,127	4,511,497
Hyundai Steel Co.	135,390	2,476,017
Hyundai Wia Corp.	51,242	1,436,580
ICD Co. Ltd.(1)	6,931	28,835
Il Dong Pharmaceutical Co. Ltd.(1)	137	1,088
Ilyang Pharmaceutical Co. Ltd.	8,045	60,858
iMarketKorea, Inc.	10,401	56,410
Industrial Bank of Korea	339,208	3,618,298
Innocean Worldwide, Inc.	22,591	284,209
Innox Advanced Materials Co. Ltd.	13,820	269,967
Insun ENT Co. Ltd.(1)	15,244	53,447
Interflex Co. Ltd.(1)	344	2,228
INTOPS Co. Ltd.	26,498	331,744
IS Dongseo Co. Ltd.	32,042	373,943
ISC Co. Ltd.	7,370	329,514
i-SENS, Inc.	7,170	78,450
ISU Chemical Co. Ltd.(1)	11,199	51,480
ISU Specialty Chemical(1)	13,735	606,640
JB Financial Group Co. Ltd.	244,247	2,881,692
Jeio Co. Ltd.(1)	7,752	72,087
Jeju Air Co. Ltd.(1)	49,652	239,976
Jin Air Co. Ltd.(1)	28,373	190,624
Jusung Engineering Co. Ltd.	110,147	2,529,721
JW Holdings Corp.	1	2
JW Pharmaceutical Corp.	30,933	467,899
JYP Entertainment Corp.(1)	25,897	1,495,590
K Car Co. Ltd.	27,462	244,380
Kakao Corp.(1)	63,053	1,867,662
Kakao Games Corp.(1)	4,032	44,183
KakaoBank Corp.	66,731	1,130,095
Kakaopay Corp.(1)	3,910	92,176
Kangwon Land, Inc.(1)	200,285	2,202,277
KB Financial Group, Inc., ADR	509,414	27,671,368
KC Co. Ltd.(1)	5,885	75,215
KC Tech Co. Ltd.(1)	6,554	153,023
KCC Corp.	9,129	1,623,144
KCC Glass Corp.	11,552	246,044
KEPCO Engineering & Construction Co., Inc.(1)	10,854	474,498

Avantis Emerging Markets Equity ETF
	Shares	Value
KEPCO Plant Service & Engineering Co. Ltd.(1)	52,959	$1,522,394
KG Chemical Corp.	61,396	166,372
KG Dongbusteel(1)	99,372	417,933
KG Eco Solution Co. Ltd.	45,736	164,039
Kginicis Co. Ltd.	19,665	115,334
KH Vatec Co. Ltd.	9,846	63,834
Kia Corp.	354,230	22,652,631
KISCO Corp.	31,262	170,032
KISWIRE Ltd.(1)	2,301	27,915
KIWOOM Securities Co. Ltd.	26,098	2,044,813
Koh Young Technology, Inc.(1)	10,793	122,880
Kolmar BNH Co. Ltd.(1)	10,254	90,787
Kolmar Holdings Co. Ltd.(1)	3,160	15,361
Kolon Corp.	1,460	16,768
Kolon Industries, Inc.	27,762	635,509
KoMiCo Ltd.	6,296	190,776
KONA I Co. Ltd.(1)	20	373
Korea Aerospace Industries Ltd.(1)	83,204	3,610,668
Korea Circuit Co. Ltd.(1)	10,726	90,957
Korea Electric Power Corp., ADR	407,308	2,973,348
Korea Electric Terminal Co. Ltd.	10,553	522,922
Korea Gas Corp.	31,059	743,682
Korea Investment Holdings Co. Ltd.	69,206	3,783,259
Korea Line Corp.(1)	363,652	418,332
Korea Petrochemical Ind Co. Ltd.	4,037	245,543
Korea Real Estate Investment & Trust Co. Ltd.	68,819	46,970
Korea United Pharm, Inc.	5,778	80,051
Korean Air Lines Co. Ltd.	247,453	4,009,217
Korean Reinsurance Co.	291,379	1,602,895
Krafton, Inc.(1)	21,128	4,970,991
KT Corp.	92,055	2,957,510
KT Skylife Co. Ltd.	12,012	36,641
Kum Yang Co. Ltd.(1)	37,215	574,202
Kumho Petrochemical Co. Ltd.(1)	26,218	1,973,077
Kumho Tire Co., Inc.(1)	258,106	865,496
KUMHOE&C Co. Ltd.(1)	253	456
Kyung Dong Navien Co. Ltd.	14,919	857,858
L&F Co. Ltd.(1)	3,514	192,189
Lake Materials Co. Ltd.	43,117	556,984
LB Semicon, Inc.(1)	21,320	56,708
LEENO Industrial, Inc.	3,651	525,145
LF Corp.(1)	10,203	115,160
LG Chem Ltd.(1)	19,299	3,112,466
LG Corp.(1)	60,191	2,744,588
LG Display Co. Ltd., ADR(1)	1,075,515	3,527,689
LG Electronics, Inc.	136,200	7,375,564
LG Energy Solution Ltd.(1)	12,133	2,938,365
LG H&H Co. Ltd.(1)	13,453	2,938,492
LG HelloVision Co. Ltd.(1)	6,071	9,989
LG Innotek Co. Ltd.(1)	11,902	1,330,213
LG Uplus Corp.	353,827	2,561,190
LIG Nex1 Co. Ltd.	23,838	4,431,260
LigaChem Biosciences, Inc.(1)	2,616	198,053
Lotte Chemical Corp.	12,683	542,098

Avantis Emerging Markets Equity ETF
	Shares	Value
Lotte Chilsung Beverage Co. Ltd.(1)	9,466	$678,601
Lotte Corp.(1)	1,759	26,339
Lotte Energy Materials Corp.(1)	6,363	119,763
LOTTE Fine Chemical Co. Ltd.(1)	34,476	955,202
LOTTE Himart Co. Ltd.(1)	1,460	7,515
Lotte Innovate Co. Ltd.(1)	2,619	35,616
Lotte Rental Co. Ltd.(1)	27,916	554,545
Lotte Shopping Co. Ltd.(1)	11,502	496,923
Lotte Wellfood Co. Ltd.(1)	5,481	416,796
LS Corp.	34,638	2,687,740
LS Electric Co. Ltd.	24,040	4,015,246
LVMC Holdings(1)	185,101	212,755
LX Hausys Ltd.	4,181	87,482
LX Holdings Corp.	36,891	166,955
LX International Corp.	89,938	1,585,834
LX Semicon Co. Ltd.	26,084	1,077,156
Maeil Dairies Co. Ltd.	2,084	48,130
Mcnex Co. Ltd.	13,810	219,802
Medytox, Inc.	2,082	180,523
MegaStudyEdu Co. Ltd.	16,318	430,366
Meritz Financial Group, Inc.	134,999	11,191,894
Mirae Asset Life Insurance Co. Ltd.(1)	22,028	71,192
Mirae Asset Securities Co. Ltd.	446,639	2,681,848
Miwon Commercial Co. Ltd.	112	13,936
MNTech Co. Ltd.	37,166	214,627
Myoung Shin Industrial Co. Ltd.	62,582	401,476
Namhae Chemical Corp.	21,065	92,859
Namsun Aluminum Co. Ltd.(1)	7,959	7,614
NAVER Corp.	50,682	7,200,614
NCSoft Corp.(1)	6,901	803,474
Neowiz(1)	26,970	392,159
NEPES Corp.(1)	8,242	42,399
Netmarble Corp.	1,805	49,783
Nexen Tire Corp.(1)	36,014	125,834
NEXTIN, Inc.	3,774	129,647
NH Investment & Securities Co. Ltd.	250,629	2,554,289
NHN Corp.	11,622	157,015
NHN KCP Corp.	25,127	142,624
NICE Holdings Co. Ltd.(1)	8,854	69,040
NICE Information Service Co. Ltd.(1)	22,716	199,601
NongShim Co. Ltd.	3,614	843,548
OCI Co. Ltd.	1,161	47,825
OCI Holdings Co. Ltd.	28,813	1,575,928
OptoElectronics Solutions Co. Ltd.(1)	901	6,978
Orion Corp.	39,450	2,750,241
Orion Holdings Corp.	34,081	347,820
Oscotec, Inc.(1)	202	4,067
Ottogi Corp.(1)	2,492	659,640
Pan Ocean Co. Ltd.	573,434	1,483,381
Paradise Co. Ltd.	83,299	622,986
Park Systems Corp.	2,100	297,984
Partron Co. Ltd.	52,572	256,191
People & Technology, Inc.	8,651	266,356
PharmaResearch Co. Ltd.	3,885	775,243

Avantis Emerging Markets Equity ETF
	Shares	Value
Pharmicell Co. Ltd.	14,652	$101,967
PI Advanced Materials Co. Ltd.(1)	17,959	224,586
Pond Group Co. Ltd.	7,801	29,661
Poongsan Corp.	54,863	2,069,445
Posco DX Co. Ltd.	49,364	786,958
POSCO Future M Co. Ltd.	15,942	1,556,387
POSCO Holdings, Inc., ADR	355,775	16,451,036
Posco International Corp.	89,443	3,186,079
Posco M-Tech Co. Ltd.	16,136	144,277
PSK, Inc.	30,279	390,993
Pulmuone Co. Ltd.(1)	3,081	36,807
S&S Tech Corp.	6,600	133,647
S-1 Corp.	6,776	282,788
Sam Chun Dang Pharm Co. Ltd.	1,941	248,418
Sam Young Electronics Co. Ltd.(1)	3,086	21,143
Samchully Co. Ltd.	2,600	161,757
Samjin Pharmaceutical Co. Ltd.	1,819	21,796
Samsung Biologics Co. Ltd.(1)	5,800	4,440,560
Samsung C&T Corp.	36,716	3,059,109
Samsung Card Co. Ltd.	2,438	75,211
Samsung E&A Co. Ltd.	268,020	3,010,552
Samsung Electro-Mechanics Co. Ltd.	39,800	3,692,638
Samsung Electronics Co. Ltd., GDR	129,488	122,457,587
Samsung Fire & Marine Insurance Co. Ltd.	64,252	16,823,126
Samsung Heavy Industries Co. Ltd.(1)	1,667,629	15,944,470
Samsung Life Insurance Co. Ltd.	87,011	5,162,749
Samsung SDI Co. Ltd.	23,203	3,581,804
Samsung SDS Co. Ltd.	14,094	1,189,994
Samsung Securities Co. Ltd.	119,049	3,724,817
Samwha Capacitor Co. Ltd.	1,445	28,407
Samyang Corp.	1,845	56,388
Samyang Foods Co. Ltd.	9,001	5,305,540
Samyang Holdings Corp.	1,825	74,472
Sang-A Frontec Co. Ltd.	2,323	25,094
SD Biosensor, Inc.	41,043	297,329
SeAH Besteel Holdings Corp.(1)	31,996	432,132
SeAH Steel Corp.(1)	2,776	305,276
SeAH Steel Holdings Corp.(1)	2,582	415,259
Sebang Co. Ltd.	11,290	92,272
Sebang Global Battery Co. Ltd.	17,053	854,221
Seegene, Inc.	43,195	728,152
Seobu T&D	25,452	97,244
Seojin System Co. Ltd.(1)	17,366	274,068
Seoul Semiconductor Co. Ltd.(1)	58,387	276,263
Seoyon E-Hwa Co. Ltd.(1)	36,492	316,401
SFA Engineering Corp.	21,698	293,936
SFA Semicon Co. Ltd.(1)	55,863	122,872
SGC Energy Co. Ltd.(1)	3,153	49,790
Shinhan Financial Group Co. Ltd., ADR(2)	660,504	21,103,103
Shinsegae International, Inc.(1)	15,239	108,009
Shinsegae, Inc.(1)	18,320	1,783,573
Shinsung E&G Co. Ltd.(1)	13,081	11,083
Shinyoung Securities Co. Ltd.	714	42,046
SillaJen, Inc.(1)	210	354

Avantis Emerging Markets Equity ETF
	Shares	Value
SIMMTECH Co. Ltd.	30,515	$426,722
SK Biopharmaceuticals Co. Ltd.(1)	9,322	732,345
SK Bioscience Co. Ltd.(1)	5,111	149,369
SK Chemicals Co. Ltd.	9,368	268,577
SK D&D Co. Ltd.	9,999	55,724
SK Discovery Co. Ltd.	10,946	262,305
SK Eternix Co. Ltd.(1)	17,959	184,056
SK Gas Ltd.	1,437	231,373
SK Hynix, Inc.	556,195	73,813,093
SK IE Technology Co. Ltd.(1)	6,095	117,507
SK Innovation Co. Ltd.(1)	36,752	3,176,173
SK Networks Co. Ltd.	388,716	1,149,653
SK oceanplant Co. Ltd.(1)	13,874	146,494
SK Securities Co. Ltd.(1)	281,197	91,588
SK Telecom Co. Ltd., ADR	55,583	1,216,712
SK, Inc.	39,442	3,894,373
SKC Co. Ltd.(1)	5,450	490,990
SL Corp.	44,890	1,062,741
SM Entertainment Co. Ltd.	11,279	774,980
SNT Dynamics Co. Ltd.	30,773	602,736
SNT Motiv Co. Ltd.	34,596	594,251
S-Oil Corp.	60,403	2,348,228
Songwon Industrial Co. Ltd.(1)	5,948	48,176
Soop Co. Ltd.	24,533	1,675,006
Soulbrain Co. Ltd.(1)	5,229	669,784
Soulbrain Holdings Co. Ltd.(1)	16,239	367,746
SPC Samlip Co. Ltd.	1,750	59,634
SPG Co. Ltd.(1)	22,550	402,316
STIC Investments, Inc.	2,476	13,348
Studio Dragon Corp.(1)	19,692	693,344
Sun Kwang Co. Ltd.	716	7,570
Sung Kwang Bend Co. Ltd.	44,555	852,769
Sungwoo Hitech Co. Ltd.	139,343	485,306
Taekwang Industrial Co. Ltd.	111	54,388
Taewoong Co. Ltd.(1)	12,447	118,313
Taeyoung Engineering & Construction Co. Ltd.(1)	4,045	7,176
Taihan Electric Wire Co. Ltd.(1)	12,528	103,697
TES Co. Ltd.	10,262	146,932
TK Corp.	34,054	555,246
TKG Huchems Co. Ltd.	31,262	345,345
Tokai Carbon Korea Co. Ltd.	4,217	233,171
Tongyang Life Insurance Co. Ltd.	92,144	313,773
Tongyang, Inc.(1)	2,830	1,243
Toptec Co. Ltd.	329	1,012
Tway Air Co. Ltd.(1)	178,891	307,336
TY Holdings Co. Ltd.(1)	2,617	4,455
Unid Co. Ltd.	10,505	580,896
Value Added Technology Co. Ltd.(1)	4,998	69,356
Vieworks Co. Ltd.	968	14,407
VT Co. Ltd.(1)	46,582	1,084,236
Webzen, Inc.	10,007	83,990
Wemade Co. Ltd.(1)	1,209	32,195
Whanin Pharmaceutical Co. Ltd.	148	1,162
Winix, Inc.	1,433	5,702

Avantis Emerging Markets Equity ETF
	Shares	Value
WiSoL Co. Ltd.	6,266	$27,717
Won Tech Co. Ltd.(1)	16,167	74,420
Wonik Holdings Co. Ltd.(1)	5,541	15,601
WONIK IPS Co. Ltd.	7,578	132,565
Wonik Materials Co. Ltd.	745	10,673
Wonik QnC Corp.	13,043	166,235
Woongjin Thinkbig Co. Ltd.	101,167	109,358
Woori Financial Group, Inc.	1,213,857	13,769,540
Woori Technology Investment Co. Ltd.(1)	66,766	289,295
W-Scope Chungju Plant Co. Ltd.(1)	3,992	27,621
Wysiwyg Studios Co. Ltd.(1)	39,005	35,082
Y G-1 Co. Ltd.	6	22
YG Entertainment, Inc.	15,363	662,661
Youlchon Chemical Co. Ltd.	3,021	58,385
Young Poong Corp.(1)	345	100,278
Youngone Corp.(1)	41,904	1,367,991
Youngone Holdings Co. Ltd.	9,143	567,958
Yuanta Securities Korea Co. Ltd.(1)	56,886	99,450
Yuhan Corp.	16,534	1,386,878
Zinus, Inc.	14,391	181,471
		805,721,448
Taiwan — 22.4%
Abico Avy Co. Ltd.(2)	38,060	42,026
Ability Enterprise Co. Ltd.(2)	567,000	1,049,904
AcBel Polytech, Inc.	96,482	92,913
Accton Technology Corp.	468,000	9,367,656
Acer Cyber Security, Inc.	7,736	47,624
Acer E-Enabling Service Business, Inc.	13,000	107,421
Acer, Inc.(2)	2,353,000	2,776,294
ACES Electronic Co. Ltd.(1)	39,720	75,680
Acon Holding, Inc.(1)	277,000	92,607
Acter Group Corp. Ltd.	473,414	6,041,610
ADATA Technology Co. Ltd.(2)	55,489	142,995
Advanced Ceramic X Corp.	5,000	25,214
Advanced International Multitech Co. Ltd.	194,000	461,140
Advanced Optoelectronic Technology, Inc.(1)	23,000	14,936
Advanced Power Electronics Corp.	103,000	285,749
Advanced Wireless Semiconductor Co.(2)	71,000	210,739
Advancetek Enterprise Co. Ltd.(2)	381,000	986,370
Advantech Co. Ltd.	71,710	877,803
AGV Products Corp.	300,000	110,853
AIC, Inc.(2)	96,000	1,075,205
Airtac International Group	4,185	121,327
Allied Supreme Corp.	43,000	413,067
Alltek Technology Corp.	59,529	69,877
Alltop Technology Co. Ltd.(2)	72,252	643,173
Alpha Networks, Inc.	153,772	164,051
Altek Corp.(2)	683,488	997,533
Amazing Microelectronic Corp.	100,259	259,538
Ambassador Hotel	53,000	91,083
Ampak Technology, Inc.	43,000	176,303
Ampire Co. Ltd.	63,000	64,864
AMPOC Far-East Co. Ltd.(2)	38,000	110,949
AmTRAN Technology Co. Ltd.	1,721,935	974,439

Avantis Emerging Markets Equity ETF
	Shares	Value
Anderson Industrial Corp.(1)(2)	194,000	$102,491
Anji Technology Co. Ltd.	397	443
Anpec Electronics Corp.	96,000	508,618
Apacer Technology, Inc.	53,000	83,919
APAQ Technology Co. Ltd.(2)	12,000	50,558
Apex Dynamics, Inc.(2)	28,000	653,352
Apex International Co. Ltd.(1)(2)	93,656	114,949
Arcadyan Technology Corp.(2)	120,061	682,827
Ardentec Corp.(2)	1,883,000	4,096,617
Argosy Research, Inc.(2)	77,545	372,690
ASE Technology Holding Co. Ltd., ADR	2,222,903	22,518,007
Asia Cement Corp.	2,705,000	3,423,200
Asia Optical Co., Inc.	192,000	1,161,262
Asia Polymer Corp.(2)	388,007	173,080
Asia Tech Image, Inc.(2)	145,000	508,748
Asia Vital Components Co. Ltd.(2)	768,243	12,102,395
ASIX Electronics Corp.	11,000	36,448
ASolid Technology Co. Ltd.	21,000	46,287
ASPEED Technology, Inc.	8,400	893,841
ASROCK, Inc.	3,000	22,553
Asustek Computer, Inc.	1,261,000	25,808,421
ATE Energy International Co. Ltd.(2)	50,609	42,492
Aten International Co. Ltd.	9,000	21,017
Audix Corp.	19,000	40,379
AUO Corp.(1)(2)	6,375,160	2,938,055
AURAS Technology Co. Ltd.(2)	36,000	729,824
AVer Information, Inc.	14,000	18,135
Avermedia Technologies(2)	458,000	701,822
Axiomtek Co. Ltd.(2)	45,000	188,999
Azurewave Technologies, Inc.	12,000	25,163
Bafang Yunji International Co. Ltd.	53,000	261,050
Bank of Kaohsiung Co. Ltd.	565,752	200,096
Basso Industry Corp.	65,000	86,872
BenQ Materials Corp.(2)	108,000	95,069
BES Engineering Corp.(2)	6,001,000	2,108,561
Bin Chuan Enterprise Co. Ltd.(1)	23,000	55,966
B'in Live Co. Ltd.	58,300	137,893
Bioteque Corp.	27,000	105,272
Bizlink Holding, Inc.	279,496	4,943,025
Bon Fame Co. Ltd.	34,000	90,685
Bonny Worldwide Ltd.(1)	33,000	266,626
Bora Pharmaceuticals Co. Ltd.	7,146	194,050
Brighton-Best International Taiwan, Inc.	206,000	241,943
Brillian Network & Automation Integrated System Co. Ltd.	58,000	371,605
C Sun Manufacturing Ltd.(2)	40,976	220,069
Capital Futures Corp.	127,000	216,659
Capital Securities Corp.(2)	1,051,000	860,215
Career Technology MFG. Co. Ltd.(1)	601,961	290,573
Catcher Technology Co. Ltd.	2,088,000	13,024,528
Cathay Financial Holding Co. Ltd.	13,303,062	27,433,877
Cayman Engley Industrial Co. Ltd.	7,000	8,148
Cenra, Inc.	164,000	191,268
Center Laboratories, Inc.(1)	65,169	81,704
Central Reinsurance Co. Ltd.(2)	917,585	751,166

Avantis Emerging Markets Equity ETF
	Shares	Value
Century Iron & Steel Industrial Co. Ltd.(2)	399,000	$2,253,109
Chailease Holding Co. Ltd.	115,694	439,133
Chain Chon Industrial Co. Ltd.	43,000	20,398
Champion Building Materials Co. Ltd.(1)	81,900	24,321
Chang Hwa Commercial Bank Ltd.	5,274,966	2,906,074
Chang Wah Electromaterials, Inc.	193,000	243,850
Chang Wah Technology Co. Ltd.	17,500	18,213
Channel Well Technology Co. Ltd.(2)	357,000	952,229
Charoen Pokphand Enterprise	119,600	372,507
CHC Healthcare Group(2)	217,000	381,043
Chen Full International Co. Ltd.	16,000	22,261
Chenbro Micom Co. Ltd.(2)	72,000	630,594
Cheng Fwa Industrial Co. Ltd.(1)(2)	332,000	315,518
Cheng Loong Corp.(2)	532,000	325,485
Cheng Mei Materials Technology Corp.(1)	576,158	241,796
Cheng Shin Rubber Industry Co. Ltd.(2)	2,471,000	3,772,289
Cheng Uei Precision Industry Co. Ltd.(2)	492,000	1,035,130
Chenming Electronic Technology Corp.(2)	226,000	907,537
Chia Chang Co. Ltd.	30,000	37,638
Chia Hsin Cement Corp.	128,520	63,565
Chicony Electronics Co. Ltd.	1,335,000	6,520,323
Chicony Power Technology Co. Ltd.(2)	187,000	717,639
Chieftek Precision Co. Ltd.	1,100	3,408
Chien Kuo Construction Co. Ltd.	336,000	282,909
China Airlines Ltd.(2)	4,181,000	2,995,812
China Bills Finance Corp.	155,000	71,674
China Container Terminal Corp.(2)	207,000	208,923
China Ecotek Corp.	32,000	58,868
China Electric Manufacturing Corp.(2)	450,000	214,669
China General Plastics Corp.	157,722	62,762
China Glaze Co. Ltd.(2)	71,000	42,028
China Man-Made Fiber Corp.(1)	905,320	202,929
China Metal Products(2)	738,000	721,694
China Motor Corp.(2)	405,800	973,101
China Petrochemical Development Corp.(1)(2)	4,209,980	1,066,094
China Steel Chemical Corp.	39,000	117,138
China Steel Corp.(2)	7,971,000	5,881,258
China Wire & Cable Co. Ltd.	113,000	125,770
Chinese Maritime Transport Ltd.(2)	230,000	335,111
Ching Feng Home Fashions Co. Ltd.	182,000	183,623
Chin-Poon Industrial Co. Ltd.	1,815,000	1,919,070
Chipbond Technology Corp.	602,000	1,196,264
ChipMOS Technologies, Inc.	480,000	464,644
Chlitina Holding Ltd.(2)	40,026	150,421
Chong Hong Construction Co. Ltd.	384,000	1,117,869
Chroma ATE, Inc.	1,679,000	16,954,898
Chun Yuan Steel Industry Co. Ltd.	376,000	217,052
Chung Hung Steel Corp.(2)	180,000	134,652
Chung Hwa Pulp Corp.(1)	96,000	49,487
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	1,288,000	5,893,471
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	98,000	105,148
Chunghwa Precision Test Tech Co. Ltd.	22,000	509,691
Chunghwa Telecom Co. Ltd., ADR	240,377	9,345,858
Cleanaway Co. Ltd.	108,000	608,741

Avantis Emerging Markets Equity ETF
	Shares	Value
Clevo Co.	82,000	$121,546
CMC Magnetics Corp.(2)	1,164,063	353,132
Collins Co. Ltd.	86,000	45,623
Compal Electronics, Inc.(2)	4,223,000	4,936,575
Compeq Manufacturing Co. Ltd.(2)	1,277,000	2,614,953
Concord International Securities Co. Ltd.	967,146	467,643
Concord Securities Co. Ltd.	1,863,750	854,360
Continental Holdings Corp.(2)	521,000	500,701
Contrel Technology Co. Ltd.(2)	79,000	123,509
Coremax Corp.	53,837	95,788
Coretronic Corp.(2)	299,000	751,634
Co-Tech Development Corp.(2)	2,085,000	3,511,732
Creative Sensor, Inc.	175,500	330,555
Cryomax Cooling System Corp.(2)	152,077	167,745
CSBC Corp. Taiwan(1)	380,000	195,296
CTBC Financial Holding Co. Ltd.	25,407,000	31,393,510
CTCI Corp.(2)	1,057,000	1,351,821
CviLux Corp.(2)	221,000	332,472
CyberPower Systems, Inc.	134,000	1,252,567
CyberTAN Technology, Inc.(1)(2)	61,000	57,719
DA CIN Construction Co. Ltd.	42,400	75,155
Dafeng TV Ltd.	4,000	6,460
Da-Li Development Co. Ltd.(2)	866,834	1,175,605
Darfon Electronics Corp.	176,000	242,031
Darwin Precisions Corp.(1)(2)	172,000	71,748
Daxin Materials Corp.(2)	159,000	1,025,353
De Licacy Industrial Co. Ltd.	231,000	129,312
Delta Electronics, Inc.	1,615,000	19,391,286
Depo Auto Parts Ind Co. Ltd.	248,000	1,573,217
Desiccant Technology Corp.	5,000	24,392
Dimerco Express Corp.	222,925	562,167
D-Link Corp.(2)	1,473,600	935,424
Double Bond Chemical Industry Co. Ltd.(1)	1,134	1,638
Dr. Wu Skincare Co. Ltd.	12,000	54,746
Dynamic Holding Co. Ltd.(2)	283,147	516,942
Dynamic Medical Technologies, Inc.	33,880	93,948
Dynapack International Technology Corp.(2)	579,000	3,052,117
E Ink Holdings, Inc.	17,000	140,239
E.Sun Financial Holding Co. Ltd.	11,368,348	10,028,849
Eastech Holding Ltd.(2)	156,000	652,891
Eastern Media International Corp.(1)	74,115	39,153
Eclat Textile Co. Ltd.	104,000	1,702,402
ECOVE Environment Corp.	7,000	64,562
Edimax Technology Co. Ltd.(1)	86,000	75,475
Edison Opto Corp.	81,911	60,118
Edom Technology Co. Ltd.	68,200	60,830
Elan Microelectronics Corp.	683,000	3,289,476
E-Lead Electronic Co. Ltd.	119,000	216,064
E-LIFE MALL Corp.	4,000	9,833
Elite Advanced Laser Corp.(1)(2)	55,000	447,681
Elite Material Co. Ltd.(2)	324,000	6,144,269
Elite Semiconductor Microelectronics Technology, Inc.	59,000	117,580
Elitegroup Computer Systems Co. Ltd.(2)	198,000	132,501
eMemory Technology, Inc.	51,000	4,461,591

Avantis Emerging Markets Equity ETF
	Shares	Value
Emerging Display Technologies Corp.(2)	104,000	$91,418
Ennostar, Inc.(1)	516,375	699,389
Eson Precision Ind Co. Ltd.	51,000	91,723
Eternal Materials Co. Ltd.	789,200	688,948
Eurocharm Holdings Co. Ltd.	6,000	33,862
Eva Airways Corp.	6,610,000	8,581,489
Everest Textile Co. Ltd.(1)	2,322	508
Evergreen International Storage & Transport Corp.	678,000	624,711
Evergreen Marine Corp. Taiwan Ltd.(2)	1,930,676	12,535,462
EVERGREEN Steel Corp.(2)	216,000	623,344
Everlight Chemical Industrial Corp.(2)	1,240,000	804,210
Everlight Electronics Co. Ltd.(2)	675,000	1,675,873
Evertop Wire Cable Corp.	331,000	202,684
Excelliance Mos Corp.	14,000	40,477
Excelsior Medical Co. Ltd.	87,979	233,049
Far Eastern Department Stores Ltd.	1,245,000	912,970
Far Eastern International Bank	4,087,441	1,710,895
Far Eastern New Century Corp.	3,265,000	3,170,299
Far EasTone Telecommunications Co. Ltd.	2,056,673	5,607,986
Faraday Technology Corp.(2)	72,703	517,467
Farglory F T Z Investment Holding Co. Ltd.	170,085	226,033
Farglory Land Development Co. Ltd.(2)	253,000	595,235
Federal Corp.(1)	89,000	49,971
Feedback Technology Corp.	31,321	122,168
Feng Hsin Steel Co. Ltd.	101,000	221,260
Feng TAY Enterprise Co. Ltd.(2)	186,376	773,843
FineTek Co. Ltd.	46,920	226,891
Firich Enterprises Co. Ltd.	63,064	63,442
First Financial Holding Co. Ltd.	10,549,872	8,844,997
First Hi-Tec Enterprise Co. Ltd.(2)	62,793	261,740
First Insurance Co. Ltd.	68,000	55,998
First Steamship Co. Ltd.(1)(2)	979,210	242,558
FIT Holding Co. Ltd.	189,000	375,737
Fitipower Integrated Technology, Inc.	120,484	852,799
Fittech Co. Ltd.(1)(2)	27,557	86,442
FLEXium Interconnect, Inc.(2)	1,963,000	4,119,236
Flytech Technology Co. Ltd.	90,000	414,150
FocalTech Systems Co. Ltd.(2)	53,804	130,168
Forcecon Tech Co. Ltd.(2)	70,690	321,331
Forest Water Environment Engineering Co. Ltd.(1)	72	82
Formosa Advanced Technologies Co. Ltd.	41,000	36,450
Formosa Chemicals & Fibre Corp.(2)	1,163,000	1,043,239
Formosa International Hotels Corp.(2)	121,000	731,781
Formosa Laboratories, Inc.(2)	160,000	361,395
Formosa Oilseed Processing Co. Ltd.	51,450	70,832
Formosa Optical Technology Co. Ltd.	23,000	96,621
Formosa Petrochemical Corp.	50,000	58,388
Formosa Plastics Corp.(2)	2,118,000	2,485,681
Formosa Sumco Technology Corp.(2)	7,000	20,172
Formosa Taffeta Co. Ltd.	284,000	165,717
Formosan Rubber Group, Inc.	78,300	62,596
Formosan Union Chemical(2)	533,650	349,436
Fortune Electric Co. Ltd.	68,200	1,290,096
Foxconn Technology Co. Ltd.	1,218,000	2,792,828

Avantis Emerging Markets Equity ETF
	Shares	Value
Foxsemicon Integrated Technology, Inc.	103,000	$995,389
Franbo Lines Corp.(2)	574,344	405,004
Froch Enterprise Co. Ltd.	118,000	67,958
FSP Technology, Inc.(2)	226,000	462,316
Fu Hua Innovation Co. Ltd.(2)	400,638	431,636
Fubon Financial Holding Co. Ltd.	10,970,311	30,560,062
Fulgent Sun International Holding Co. Ltd.(2)	395,417	1,798,620
Fulltech Fiber Glass Corp.(1)(2)	174,731	175,007
Fusheng Precision Co. Ltd.	143,000	1,485,706
G Shank Enterprise Co. Ltd.(2)	187,433	518,182
Galaxy Software Services Corp.	32,663	136,844
Gamania Digital Entertainment Co. Ltd.(2)	303,000	729,548
GEM Services, Inc.	9,000	19,619
Gemtek Technology Corp.(2)	472,000	463,966
General Interface Solution Holding Ltd.(1)	169,000	282,357
General Plastic Industrial Co. Ltd.	98,000	106,885
Generalplus Technology, Inc.	27,000	42,782
Genesys Logic, Inc.	17,000	84,598
Genius Electronic Optical Co. Ltd.(2)	71,079	1,018,988
Getac Holdings Corp.(2)	232,000	854,619
GFC Ltd.	1,000	3,334
Giant Manufacturing Co. Ltd.(2)	781,885	3,715,611
Giantplus Technology Co. Ltd.(2)	150,000	66,156
Gigabyte Technology Co. Ltd.(2)	1,961,000	15,121,473
Ginar Technology Co. Ltd.	58,000	66,179
Global Brands Manufacture Ltd.(2)	544,280	1,217,925
Global Lighting Technologies, Inc.	26,000	45,649
Global Mixed Mode Technology, Inc.	79,000	578,963
Global PMX Co. Ltd.	102,000	337,113
Global Unichip Corp.(2)	80,000	3,170,183
Globaltek Fabrication Co. Ltd.(2)	195,000	435,052
Globalwafers Co. Ltd.(2)	97,000	1,101,709
Globe Union Industrial Corp.	445,000	195,470
Gloria Material Technology Corp.(2)	675,000	986,311
GMI Technology, Inc.(2)	79,767	125,802
Gold Circuit Electronics Ltd.(2)	397,600	2,635,128
Goldsun Building Materials Co. Ltd.(2)	1,602,674	2,089,574
Gordon Auto Body Parts(2)	337,000	381,305
Gourmet Master Co. Ltd.	126,000	387,267
Grand Fortune Securities Co. Ltd.(2)	620,600	248,522
Grand Pacific Petrochemical(1)(2)	3,391,253	1,095,036
Grand Process Technology Corp.(2)	19,000	713,908
Grape King Bio Ltd.	143,000	643,279
Great China Metal Industry	9,000	6,538
Great Tree Pharmacy Co. Ltd.	11,710	60,654
Great Wall Enterprise Co. Ltd.	369,220	622,184
Greatek Electronics, Inc.	271,000	526,166
GTM Holdings Corp.	22,000	23,342
Hai Kwang Enterprise Corp.(1)	79,800	48,541
Hannstar Board Corp.	229,932	387,996
HannStar Display Corp.(1)(2)	2,130,000	560,096
HannsTouch Holdings Co.(1)(2)	303,000	81,780
Hanpin Electron Co. Ltd.	82,000	138,239
Harmony Electronics Corp.	17,000	17,348

Avantis Emerging Markets Equity ETF
	Shares	Value
Harvatek Corp.	62,000	$41,516
HD Renewable Energy Co. Ltd.(2)	50,521	343,186
Heran Co. Ltd.	7,000	21,822
Highlight Tech Corp.(1)	12,800	19,455
Highwealth Construction Corp.(2)	2,317,685	3,096,791
Hi-Lai Foods Co. Ltd.	41,000	191,535
HIM International Music, Inc.	63,000	228,412
Hiroca Holdings Ltd.	47,000	42,734
Hitron Technology, Inc.(2)	519,000	456,761
Hiwin Technologies Corp.(2)	1,628,451	15,354,393
Hiyes International Co. Ltd.(2)	205,228	1,158,205
Ho Tung Chemical Corp.	793,000	200,498
Hocheng Corp.	321,320	167,391
Holdings-Key Electric Wire & Cable Co. Ltd.(2)	242,800	372,797
Holiday Entertainment Co. Ltd.	11,050	26,854
Holtek Semiconductor, Inc.	70,000	108,388
Holy Stone Enterprise Co. Ltd.	81,900	210,835
Hon Hai Precision Industry Co. Ltd.	12,247,000	63,408,943
Hong Ho Precision Textile Co. Ltd.(2)	94,000	124,381
Hong Pu Real Estate Development Co. Ltd.	68,000	64,230
Hong TAI Electric Industrial	358,000	370,814
Horizon Securities Co. Ltd.	722,120	244,803
Hota Industrial Manufacturing Co. Ltd.	3,000	7,545
Hotai Finance Co. Ltd.(2)	165,410	412,187
Hotai Motor Co. Ltd.	71,760	1,335,213
Hsin Ba Ba Corp.	115,391	393,162
Hsin Kuang Steel Co. Ltd.	2,000	3,177
Hsin Yung Chien Co. Ltd.	9,900	27,983
Hsing TA Cement Co.	62,000	33,788
HTC Corp.(1)	48,000	66,943
Hu Lane Associate, Inc.	229,155	1,239,633
Hua Nan Financial Holdings Co. Ltd.	9,135,836	7,713,595
Huaku Development Co. Ltd.(2)	127,600	448,443
Huang Hsiang Construction Corp.(2)	213,000	471,236
Hung Ching Development & Construction Co. Ltd.(2)	203,000	227,279
Hung Sheng Construction Ltd.(2)	820,880	627,007
Huxen Corp.	2,000	3,065
Hwa Fong Rubber Industrial Co. Ltd.	148,000	83,855
Hwacom Systems, Inc.(2)	395,000	274,606
Hwang Chang General Contractor Co. Ltd.(2)	713,535	2,238,277
IBF Financial Holdings Co. Ltd.(2)	1,993,987	869,940
Ichia Technologies, Inc.(2)	471,000	582,547
I-Chiun Precision Industry Co. Ltd.(2)	425,325	1,341,732
IEI Integration Corp.	130,000	424,277
IKKA Holdings Cayman Ltd.	22,000	90,298
Infortrend Technology, Inc.(2)	92,000	83,310
Info-Tek Corp.	19,000	24,064
Innodisk Corp.(2)	57,637	463,962
Innolux Corp.(2)	8,189,735	3,680,801
Inpaq Technology Co. Ltd.(2)	54,611	135,576
Insyde Software Corp.(2)	21,600	253,410
Intai Technology Corp.	18,000	60,225
Integrated Service Technology, Inc.(2)	157,000	619,856
Interactive Digital Technologies, Inc.	3,000	7,868

Avantis Emerging Markets Equity ETF
	Shares	Value
International CSRC Investment Holdings Co.(1)	704,000	$266,528
International Games System Co. Ltd.(2)	403,000	11,882,801
Inventec Corp.(2)	1,826,000	2,526,247
Iron Force Industrial Co. Ltd.	156,787	471,672
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	16,014
ITE Technology, Inc.	204,000	958,413
ITEQ Corp.(2)	129,000	289,121
J&V Energy Technology Co. Ltd.(2)	14,000	72,010
Jarllytec Co. Ltd.(2)	41,000	213,698
Jean Co. Ltd.(2)	190,168	157,617
Jentech Precision Industrial Co. Ltd.	3,299	132,361
Jetwell Computer Co. Ltd.	105,000	591,823
Jiin Yeeh Ding Enterprise Co. Ltd.	26,400	52,063
Jinan Acetate Chemical Co. Ltd.(2)	31,535	877,176
Johnson Health Tech Co. Ltd.	112,000	609,204
Jourdeness Group Ltd.	45,000	62,709
JPC connectivity, Inc.(2)	169,000	736,714
K Laser Technology, Inc.	38,000	23,517
Kaimei Electronic Corp.(2)	187,200	373,003
Kaori Heat Treatment Co. Ltd.	53,000	486,672
Kedge Construction Co. Ltd.	41,640	103,879
KEE TAI Properties Co. Ltd.	183,715	81,508
Kenda Rubber Industrial Co. Ltd.	235,041	199,329
Kerry TJ Logistics Co. Ltd.	138,000	161,640
Keystone Microtech Corp.	9,000	114,225
KGI Financial Holding Co. Ltd.	3,288,943	1,810,884
KGI Financial Holding Co. Ltd., Preference Shares	402,360	98,396
Kindom Development Co. Ltd.	939,200	1,565,261
King Polytechnic Engineering Co. Ltd.(2)	193,200	312,584
King Slide Works Co. Ltd.	3,000	177,252
King Yuan Electronics Co. Ltd.(2)	1,385,000	4,416,526
King's Town Bank Co. Ltd.	1,369,000	2,108,049
Kinik Co.(2)	64,000	522,956
Kinko Optical Co. Ltd.(1)	66,000	63,046
Kinpo Electronics	2,681,000	2,105,484
Kinsus Interconnect Technology Corp.(2)	246,000	741,605
KMC Kuei Meng International, Inc.	14,000	53,538
KNH Enterprise Co. Ltd.(2)	99,000	58,583
KS Terminals, Inc.(2)	193,000	414,783
Kung Long Batteries Industrial Co. Ltd.	59,000	278,678
Kung Sing Engineering Corp.(1)(2)	1,015,400	366,960
Kuo Toong International Co. Ltd.(2)	2,024,000	3,322,016
Kuo Yang Construction Co. Ltd.	108,727	71,366
Kura Sushi Asia Co. Ltd.	21,000	55,498
Kwong Lung Enterprise Co. Ltd.(2)	77,000	138,493
L&K Engineering Co. Ltd.	500,682	4,098,795
La Kaffa International Co. Ltd.	7,000	21,020
Lanner Electronics, Inc.	157,940	534,404
Largan Precision Co. Ltd.	37,000	3,010,277
Lealea Enterprise Co. Ltd.(1)	529,040	138,859
Lelon Electronics Corp.(2)	56,138	149,975
Lemtech Holdings Co. Ltd.	107,000	444,527
Leofoo Development Co. Ltd.(1)	224,000	123,619
Li Peng Enterprise Co. Ltd.(1)	700,000	153,641

Avantis Emerging Markets Equity ETF
	Shares	Value
Lian HWA Food Corp.	57,362	$244,705
Lida Holdings Ltd.	24,000	17,797
Lien Hwa Industrial Holdings Corp.	9,288	14,612
Life Travel & Tourist Service Co. Ltd.	26,000	87,428
Lingsen Precision Industries Ltd.(1)(2)	297,000	156,253
Lion Travel Service Co. Ltd.(2)	219,098	902,663
Lite-On Technology Corp.	2,767,000	8,863,627
Liton Technology Corp.	44,000	58,522
Long Bon International Co. Ltd.(1)	262,800	166,193
Longchen Paper & Packaging Co. Ltd.(1)	540,889	193,537
Longwell Co.(2)	384,000	963,246
Lotes Co. Ltd.	20,776	1,024,559
Lotus Pharmaceutical Co. Ltd.	129,000	1,070,019
Loyalty Founder Enterprise Co. Ltd.	45,000	54,276
Lucky Cement Corp.	155,000	70,894
Lumax International Corp. Ltd.	54,000	179,413
Lung Yen Life Service Corp.(1)	218,000	427,766
Lungteh Shipbuilding Co. Ltd.(2)	46,200	160,995
M3 Technology, Inc.	54,000	192,466
Macauto Industrial Co. Ltd.	25,000	44,741
Macroblock, Inc.	27,000	62,896
Macronix International Co. Ltd.(2)	1,941,000	1,285,955
MacroWell OMG Digital Entertainment Co. Ltd.	19,000	50,914
Makalot Industrial Co. Ltd.(2)	413,941	4,748,799
Marketech International Corp.	10,000	46,825
Materials Analysis Technology, Inc.(2)	65,212	424,163
Mayer Steel Pipe Corp.(2)	241,200	226,849
Mechema Chemicals International Corp.	40,000	82,926
MedFirst Healthcare Services, Inc.	12,059	25,200
MediaTek, Inc.	2,121,000	94,870,573
Mega Financial Holding Co. Ltd.	5,732,227	6,895,114
Meiloon Industrial Co.(2)	332,000	289,020
Mercuries & Associates Holding Ltd.(1)	761,184	362,571
Mercuries Life Insurance Co. Ltd.(1)(2)	3,083,176	660,084
Merry Electronics Co. Ltd.	367,462	1,271,475
Microbio Co. Ltd.(1)	8,309	8,199
Micro-Star International Co. Ltd.	2,344,000	13,032,803
MIN AIK Technology Co. Ltd.(1)	35,000	25,917
Mitac Holdings Corp.	1,018,560	2,145,086
momo.com, Inc.	10,395	121,657
MOSA Industrial Corp.(1)(2)	291,938	202,041
Mosel Vitelic, Inc.(1)	79,000	73,730
Motech Industries, Inc.	2,451	1,648
MPI Corp.(2)	213,000	4,969,418
MSSCORPS Co. Ltd.(2)	47,324	203,564
My Humble House Hospitality Management Consulting(1)	183,000	286,402
Myson Century, Inc.	31,000	745,204
Nak Sealing Technologies Corp.(2)	37,000	129,843
Namchow Holdings Co. Ltd.	287,000	444,586
Nan Kang Rubber Tire Co. Ltd.(1)	1,000	1,433
Nan Liu Enterprise Co. Ltd.	6,000	11,722
Nan Pao Resins Chemical Co. Ltd.(2)	71,000	703,326
Nan Ya Plastics Corp.	2,092,000	2,130,768
Nan Ya Printed Circuit Board Corp.(2)	205,000	835,080

Avantis Emerging Markets Equity ETF
	Shares	Value
Nang Kuang Pharmaceutical Co. Ltd.	67,000	$88,214
Nantex Industry Co. Ltd.	218,000	223,677
Nanya Technology Corp.(1)(2)	1,615,000	1,868,634
National Aerospace Fasteners Corp.	45,000	135,728
Netronix, Inc.	97,000	389,542
Nexcom International Co. Ltd.	57,000	156,522
Nichidenbo Corp.	85,000	182,781
Nidec Chaun-Choung Technology Corp.	7,000	39,044
Nien Made Enterprise Co. Ltd.	168,000	2,245,872
Niko Semiconductor Co. Ltd.	38,349	54,816
Nishoku Technology, Inc.	11,000	54,688
Nova Technology Corp.	11,000	75,029
Novatek Microelectronics Corp.(2)	525,000	8,594,240
Nuvoton Technology Corp.(2)	345,428	962,901
O-Bank Co. Ltd.	1,698,430	513,071
Ocean Plastics Co. Ltd.	30,000	32,942
Onyx Healthcare, Inc.	9,000	46,388
Optimax Technology Corp.	37,000	33,673
Orient Semiconductor Electronics Ltd.(2)	2,100,000	2,307,144
Oriental Union Chemical Corp.	218,000	102,688
O-TA Precision Industry Co. Ltd.(2)	96,000	214,350
Pacific Construction Co.	125,000	44,449
Pacific Hospital Supply Co. Ltd.	11,099	30,830
Paiho Shih Holdings Corp.(1)	145,000	126,854
Pan German Universal Motors Ltd.	14,000	131,408
Pan Jit International, Inc.	354,000	587,837
Pan-International Industrial Corp.(2)	865,000	1,137,368
Parade Technologies Ltd.	2,000	41,009
PCL Technologies, Inc.	134,000	465,356
P-Duke Technology Co. Ltd.	46,105	134,240
Pegatron Corp.	3,560,000	10,166,593
Pegavision Corp.(2)	46,685	538,649
Pharmally International Holding Co. Ltd.(1)	1,282	—
Phihong Technology Co. Ltd.(1)	74,499	78,537
Phison Electronics Corp.(2)	123,000	2,050,452
Phoenix Silicon International Corp.(2)	237,364	1,182,443
Phoenix Tours International, Inc.	64,400	134,357
Pixart Imaging, Inc.	51,000	415,045
Podak Co. Ltd.	56,700	87,051
Pou Chen Corp.	3,370,000	3,909,121
Power Wind Health Industry, Inc.	13,252	45,034
Powerchip Semiconductor Manufacturing Corp.(1)(2)	1,473,000	809,755
Powertech Technology, Inc.	1,690,000	6,471,945
Poya International Co. Ltd.	31,930	503,905
President Chain Store Corp.(2)	1,308,000	10,425,953
President Securities Corp.	1,655,929	1,396,422
Primax Electronics Ltd.(2)	664,000	1,733,470
Prince Housing & Development Corp.	820,000	255,969
Promate Electronic Co. Ltd.	157,000	375,231
Prosperity Dielectrics Co. Ltd.	1,000	1,299
Qisda Corp.	260,000	286,516
QST International Corp.	58,102	108,022
Quang Viet Enterprise Co. Ltd.	6,000	19,659
Quanta Computer, Inc.(2)	2,396,000	17,757,026

Avantis Emerging Markets Equity ETF
	Shares	Value
Quanta Storage, Inc.(2)	723,000	$2,322,953
Quintain Steel Co. Ltd.(1)	191,948	74,120
Radiant Opto-Electronics Corp.(2)	2,430,000	14,565,555
Radium Life Tech Co. Ltd.(1)	1,049,564	355,832
Realtek Semiconductor Corp.(2)	441,000	7,276,182
Rechi Precision Co. Ltd.	981,000	855,096
Rexon Industrial Corp. Ltd.(2)	295,000	330,915
Rich Development Co. Ltd.(2)	1,828,250	547,901
Richmond International Travel & Tours Co. Ltd.(2)	48,000	151,211
Ritek Corp.(1)	64,281	25,508
Rodex Fasteners Corp.	64,000	74,544
Roo Hsing Co. Ltd.(1)	170,000	19,862
Ruentex Development Co. Ltd.	2,484,260	3,178,903
Ruentex Engineering & Construction Co.	72,606	389,783
Ruentex Industries Ltd.(2)	1,058,306	2,214,910
Run Long Construction Co. Ltd.(2)	488,400	552,245
Sampo Corp.	50,000	43,144
San Fang Chemical Industry Co. Ltd.	335,000	517,149
San Far Property Ltd.	67,000	52,432
San Fu Chemical Co. Ltd.	26,000	94,059
San Shing Fastech Corp.	17,000	28,219
Sanyang Motor Co. Ltd.(2)	521,000	1,091,381
Savior Lifetec Corp.	149,000	89,294
Scientech Corp.(2)	37,000	377,405
ScinoPharm Taiwan Ltd.	2,000	1,394
SDI Corp.	15,000	42,470
Senao International Co. Ltd.	1,000	1,048
Senao Networks, Inc.	112,174	819,750
Sensortek Technology Corp.(2)	9,000	61,533
Sercomm Corp.	391,000	1,596,804
Sesoda Corp.(2)	463,997	579,050
Shanghai Commercial & Savings Bank Ltd.(2)	2,681,565	3,574,546
Sharehope Medicine Co. Ltd.	132,132	116,877
Sheng Yu Steel Co. Ltd.	51,000	40,786
ShenMao Technology, Inc.(2)	192,000	398,417
Shieh Yih Machinery Industry Co. Ltd.(2)	398,000	482,483
Shih Her Technologies, Inc.	85,000	336,394
Shih Wei Navigation Co. Ltd.(1)(2)	296,706	198,604
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	31,000	53,358
Shin Kong Financial Holding Co. Ltd.(1)	27,439,963	10,301,601
Shin Ruenn Development Co. Ltd.(2)	88,000	170,565
Shin Zu Shing Co. Ltd.(2)	545,594	4,540,703
Shining Building Business Co. Ltd.(1)	408,000	125,660
Shinkong Insurance Co. Ltd.	258,000	786,324
Shinkong Synthetic Fibers Corp.	1,679,000	769,775
Shiny Chemical Industrial Co. Ltd.	57,582	271,713
ShunSin Technology Holding Ltd.	12,000	72,935
Shuttle, Inc.(2)	124,000	80,532
Sigurd Microelectronics Corp.(2)	706,063	1,620,536
Silergy Corp.	12,000	161,858
Silicon Integrated Systems Corp.(2)	233,612	468,615
Simplo Technology Co. Ltd.(2)	180,000	2,040,231
Sinbon Electronics Co. Ltd.	4,000	36,562
Sincere Navigation Corp.(2)	869,060	725,957

Avantis Emerging Markets Equity ETF
	Shares	Value
Singatron Enterprise Co. Ltd.(2)	48,000	$40,184
Sinher Technology, Inc.	15,000	14,725
Sinmag Equipment Corp.(2)	59,000	274,698
Sino-American Silicon Products, Inc.(2)	2,405,000	9,138,101
Sinon Corp.	880,000	1,280,914
SinoPac Financial Holdings Co. Ltd.	15,987,609	11,004,577
Sinyi Realty, Inc.	34,000	30,307
Sitronix Technology Corp.(2)	228,000	1,496,443
Siward Crystal Technology Co. Ltd.	221,000	178,838
Soft-World International Corp.	160,000	631,109
Solar Applied Materials Technology Corp.(2)	264,670	458,923
Solomon Technology Corp.(2)	163,000	764,011
Solteam, Inc.	54,863	110,716
Sonix Technology Co. Ltd.	66,000	81,658
Speed Tech Corp.	1,000	1,540
Sporton International, Inc.(2)	102,000	640,791
Sports Gear Co. Ltd.(2)	234,000	1,115,395
St. Shine Optical Co. Ltd.	84,000	486,671
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	30,504
Standard Foods Corp.	121,000	129,943
Stark Technology, Inc.	106,000	506,248
Sumeeko Industries Co. Ltd.(2)	47,000	149,363
Sunjuice Holdings Co. Ltd.	3,000	14,317
Sunny Friend Environmental Technology Co. Ltd.	11,244	30,339
Sunonwealth Electric Machine Industry Co. Ltd.(2)	330,000	930,026
Sunplus Technology Co. Ltd.(1)	25,000	21,835
Sunrex Technology Corp.	74,000	154,952
Sunspring Metal Corp.(2)	247,000	226,542
Sunty Development Co. Ltd.	100,000	50,402
Supreme Electronics Co. Ltd.(2)	780,353	1,508,985
Swancor Holding Co. Ltd.	92,000	240,813
Sweeten Real Estate Development Co. Ltd.	4,853	4,687
Symtek Automation Asia Co. Ltd.(2)	147,223	853,494
Syncmold Enterprise Corp.	48,000	149,317
Synnex Technology International Corp.	573,000	1,216,773
Syscom Computer Engineering Co.(2)	89,000	166,788
Systex Corp.	17,000	70,139
T3EX Global Holdings Corp.(2)	194,213	475,478
TA Chen Stainless Pipe(2)	2,452,620	3,636,933
Ta Ya Electric Wire & Cable(2)	135,014	176,010
TAI Roun Products Co. Ltd.	23,000	11,900
TA-I Technology Co. Ltd.	31,750	43,053
Tai Tung Communication Co. Ltd.(1)(2)	46,174	32,136
Taichung Commercial Bank Co. Ltd.	4,794,738	2,761,073
TaiDoc Technology Corp.	90,000	378,591
Taiflex Scientific Co. Ltd.	23,010	33,987
Taimide Tech, Inc.	283,000	649,385
Tainan Enterprises Co. Ltd.	149,000	170,902
Tainan Spinning Co. Ltd.	189,000	85,537
Tai-Saw Technology Co. Ltd.	75,000	53,729
Taishin Financial Holding Co. Ltd.(2)	14,239,797	7,514,296
TaiSol Electronics Co. Ltd.	13,000	23,823
Taisun Enterprise Co. Ltd.(1)	107,000	65,191
Taita Chemical Co. Ltd.(2)	112,850	48,971

Avantis Emerging Markets Equity ETF
	Shares	Value
TAI-TECH Advanced Electronics Co. Ltd.	15,000	$56,526
Taiwan Business Bank	12,535,257	5,943,464
Taiwan Cogeneration Corp.	57,780	73,091
Taiwan Cooperative Financial Holding Co. Ltd.	5,997,444	4,466,118
Taiwan Fertilizer Co. Ltd.(2)	489,000	792,883
Taiwan Fire & Marine Insurance Co. Ltd.	66,000	59,958
Taiwan FU Hsing Industrial Co. Ltd.	189,000	299,595
Taiwan Glass Industry Corp.(1)(2)	1,035,000	528,814
Taiwan High Speed Rail Corp.	513,000	427,444
Taiwan Hon Chuan Enterprise Co. Ltd.	1,045,726	5,313,163
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	398,925	462,690
Taiwan IC Packaging Corp.(1)	32,000	15,593
Taiwan Kong King Co. Ltd.	43,000	33,649
Taiwan Line Tek Electronic(2)	196,420	162,261
Taiwan Mask Corp.	52,000	73,939
Taiwan Mobile Co. Ltd.	1,572,000	5,468,477
Taiwan Navigation Co. Ltd.(2)	535,000	527,792
Taiwan Paiho Ltd.	665,000	1,466,523
Taiwan PCB Techvest Co. Ltd.	238,000	253,695
Taiwan Sakura Corp.	203,000	541,568
Taiwan Secom Co. Ltd.	102,000	383,522
Taiwan Semiconductor Co. Ltd.	76,000	121,659
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,471,041	446,097,032
Taiwan Shin Kong Security Co. Ltd.	7,070	8,972
Taiwan Steel Union Co. Ltd.	22,000	75,677
Taiwan Styrene Monomer(1)	72,000	22,705
Taiwan Surface Mounting Technology Corp.	1,388,000	4,634,971
Taiwan Takisawa Technology Co. Ltd.	33,000	80,257
Taiwan TEA Corp.(1)	304,000	179,657
Taiwan Union Technology Corp.	498,000	2,502,662
Taiyen Biotech Co. Ltd.	24,000	23,802
Tatung Co. Ltd.(1)(2)	2,070,000	2,672,282
Tatung System Technologies, Inc.(2)	21,000	47,892
TBI Motion Technology Co. Ltd.(1)	69,000	120,389
TCC Group Holdings Co. Ltd.(2)	4,171,853	4,441,662
TCI Co. Ltd.	61,000	239,693
Te Chang Construction Co. Ltd.(2)	149,000	293,770
Team Group, Inc.(1)	18,000	47,941
Teco Electric & Machinery Co. Ltd.(2)	2,105,000	3,458,828
Tera Autotech Corp.	114,000	90,745
Test Research, Inc.	60,000	234,085
Test Rite International Co. Ltd.	33,000	20,728
Thermaltake Technology Co. Ltd.	97	116
Thinking Electronic Industrial Co. Ltd.	68,000	338,404
Thye Ming Industrial Co. Ltd.	353,400	743,059
Ton Yi Industrial Corp.	999,000	489,869
Tong Hsing Electronic Industries Ltd.	103,381	392,181
Tong Yang Industry Co. Ltd.(2)	1,394,000	4,887,997
Tong-Tai Machine & Tool Co. Ltd.(2)	1,093,000	1,149,918
Top Bright Holding Co. Ltd.	6,400	28,666
Top Union Electronics Corp.	75,192	75,519
Topco Scientific Co. Ltd.	188,553	1,672,222
Topkey Corp.(2)	160,000	1,035,740
Topoint Technology Co. Ltd.	51,000	51,137

Avantis Emerging Markets Equity ETF
	Shares	Value
TPK Holding Co. Ltd.(1)	523,000	$620,009
Trade-Van Information Services Co.	2,000	5,668
Transcend Information, Inc.(2)	59,000	158,488
Tripod Technology Corp.	1,437,000	8,996,589
Trusval Technology Co. Ltd.	86,993	495,051
Tsang Yow Industrial Co. Ltd.(2)	169,000	145,073
Tsann Kuen Enterprise Co. Ltd.	102,589	93,708
TSC Auto ID Technology Co. Ltd.	8,798	57,846
TSRC Corp.	845,000	561,111
TST Group Holding Ltd.	11,000	34,387
Ttet Union Corp.	6,000	27,690
TTFB Co. Ltd.	25,300	159,863
TTY Biopharm Co. Ltd.	169,000	406,656
Tung Ho Steel Enterprise Corp.	886,760	1,984,668
Tung Thih Electronic Co. Ltd.(2)	61,600	164,672
TXC Corp.	2,157,000	6,700,914
TYC Brother Industrial Co. Ltd.(2)	1,766,000	3,389,506
Tycoons Group Enterprise	46,384	14,763
Tyntek Corp.(2)	66,000	43,360
UDE Corp.	31,000	95,844
Ultra Chip, Inc.	34,000	80,731
U-Ming Marine Transport Corp.(2)	863,000	1,929,278
Uni Travel Services Co. Ltd.	30	79
Unic Technology Corp.(2)	435,000	420,373
Unimicron Technology Corp.	2,549,000	8,980,844
Union Bank of Taiwan	1,601,157	761,633
Union Insurance Co. Ltd.(1)(2)	155,000	159,153
Uni-President Enterprises Corp.	5,708,000	14,055,062
Unitech Computer Co. Ltd.	46,000	52,596
Unitech Printed Circuit Board Corp.(1)(2)	818,334	737,988
United Integrated Services Co. Ltd.	588,000	7,713,260
United Microelectronics Corp.(2)	15,114,000	19,860,851
United Renewable Energy Co. Ltd.(1)	31,085	9,651
Univacco Technology, Inc.(2)	164,000	288,233
Universal Cement Corp.	729,207	668,217
Universal Vision Biotechnology Co. Ltd.(2)	54,582	382,810
UPC Technology Corp.	395,000	106,912
Userjoy Technology Co. Ltd.(2)	56,222	137,810
USI Corp.	314,000	113,668
Utechzone Co. Ltd.(2)	60,000	202,865
Vanguard International Semiconductor Corp.(2)	2,390,977	7,187,067
Ventec International Group Co. Ltd.	30,000	74,609
VIA Labs, Inc.	2,000	7,814
Viking Tech Corp.	69,000	83,239
Visco Vision, Inc.(2)	39,000	215,950
Visual Photonics Epitaxy Co. Ltd.	67,000	289,249
Voltronic Power Technology Corp.	42,100	2,081,048
Wafer Works Corp.	154,545	119,358
Wah Hong Industrial Corp.	19,000	25,754
Wah Lee Industrial Corp.	37,740	130,159
Walsin Lihwa Corp.(2)	2,048,553	1,721,722
Walsin Technology Corp.	272,000	782,167
Walton Advanced Engineering, Inc.	88,000	39,291
Wan Hai Lines Ltd.(2)	948,640	2,394,169

Avantis Emerging Markets Equity ETF
	Shares	Value
We & Win Development Co. Ltd.(1)(2)	291,000	$120,305
We&Win Diversification Co. Ltd.(1)	73,000	66,538
WEI Chih Steel Industrial Co. Ltd.	76,000	55,453
Wei Chuan Foods Corp.	82,000	45,107
Weikeng Industrial Co. Ltd.(2)	469,000	497,137
Well Shin Technology Co. Ltd.	106,000	199,822
Wholetech System Hitech Ltd.	33,000	101,694
Win Semiconductors Corp.(1)(2)	114,000	378,293
Winbond Electronics Corp.(1)(2)	2,594,324	1,459,341
Winmate, Inc.	28,000	148,661
Winstek Semiconductor Co. Ltd.(2)	119,000	384,544
WinWay Technology Co. Ltd.	10,000	410,794
Wisdom Marine Lines Co. Ltd.(2)	643,378	1,613,620
Wistron Corp.(2)	3,919,000	13,109,182
Wistron NeWeb Corp.(2)	405,038	1,797,040
WITS Corp.(2)	86,345	290,172
Wiwynn Corp.(2)	66,000	3,857,424
Wonderful Hi-Tech Co. Ltd.	318,000	365,263
Wowprime Corp.	163,737	1,169,930
WPG Holdings Ltd.	879,000	1,881,890
WT Microelectronics Co. Ltd.	421,085	1,396,572
WUS Printed Circuit Co. Ltd.	41,000	59,464
WW Holding, Inc.	32,000	104,338
XinTec, Inc.(2)	39,000	207,922
Xxentria Technology Materials Corp.(2)	156,524	289,980
Yageo Corp.	175,428	2,972,231
Yang Ming Marine Transport Corp.(2)	3,259,000	7,150,472
Yankey Engineering Co. Ltd.	54,766	732,734
YC INOX Co. Ltd.(1)	268,302	224,592
YCC Parts Manufacturing Co. Ltd.(2)	79,000	138,423
Yea Shin International Development Co. Ltd.	46,536	49,416
Yem Chio Co. Ltd.	346,579	187,106
Yen Sun Technology Corp.	170,000	240,463
Yeong Guan Energy Technology Group Co. Ltd.(1)	77,998	96,368
YFY, Inc.	1,541,000	1,393,585
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	14,052
Yieh Phui Enterprise Co. Ltd.	600,264	310,917
Young Fast Optoelectronics Co. Ltd.	57,000	107,244
Youngtek Electronics Corp.	50,000	94,310
Yuanta Financial Holding Co. Ltd.	15,197,836	16,849,319
Yuanta Futures Co. Ltd.	78,000	212,792
Yuen Foong Yu Consumer Products Co. Ltd.	70,000	90,090
Yulon Finance Corp.(2)	286,990	1,035,523
Yulon Motor Co. Ltd.(2)	1,476,099	2,225,410
Yungshin Construction & Development Co. Ltd.(2)	277,000	1,278,296
YungShin Global Holding Corp.	155,000	243,590
Yusin Holding Corp.	26,000	104,402
Zeng Hsing Industrial Co. Ltd.	23,115	77,801
Zenitron Corp.	50,000	49,669
Zero One Technology Co. Ltd.(2)	171,526	739,098
Zhen Ding Technology Holding Ltd.(2)	1,876,000	6,594,587
Zhong Yang Technology Co. Ltd.(1)(2)	75,000	117,598
Zinwell Corp.(1)(2)	75,000	34,249
Zippy Technology Corp.(2)	137,000	271,632

Avantis Emerging Markets Equity ETF
	Shares	Value
Zyxel Group Corp.(2)	973,043	$1,189,037
		1,665,461,668
Thailand — 1.7%
AAPICO Hitech PCL, NVDR	269,200	106,340
Absolute Clean Energy PCL, NVDR(1)	830,900	31,831
Advanced Info Service PCL, NVDR	628,500	5,081,806
Advanced Information Technology PCL, NVDR	307,700	40,374
AEON Thana Sinsap Thailand PCL, NVDR	61,800	196,943
Airports of Thailand PCL, NVDR	1,711,400	2,171,431
Amata Corp. PCL, NVDR	436,200	300,602
AP Thailand PCL, NVDR	4,854,300	1,273,538
Asia Aviation PCL, NVDR(1)	1,460,944	87,560
Asia Plus Group Holdings PCL, NVDR	561,700	36,838
Asian Sea Corp. PCL, NVDR	207,750	45,654
Asset World Corp. PCL, NVDR	1,689,200	144,684
B Grimm Power PCL, NVDR	385,700	126,789
Bangchak Corp. PCL, NVDR	3,719,000	4,204,313
Bangkok Airways PCL, NVDR	693,200	411,217
Bangkok Bank PCL, NVDR	74,200	329,450
Bangkok Chain Hospital PCL, NVDR	5,973,600	2,835,253
Bangkok Dusit Medical Services PCL, NVDR	6,364,100	4,508,476
Bangkok Expressway & Metro PCL, NVDR	4,838,500	908,198
Bangkok Land PCL, NVDR	2,403,600	32,445
Bangkok Life Assurance PCL, NVDR	4,247,900	2,499,921
Banpu PCL, NVDR	13,821,166	1,677,260
Banpu Power PCL, NVDR	119,900	24,765
BCPG PCL, NVDR	686,100	113,662
BEC World PCL, NVDR	687,000	77,383
Berli Jucker PCL, NVDR	252,500	162,289
BG Container Glass PCL, NVDR	56,100	9,943
BTS Group Holdings PCL, NVDR(1)	2,493,400	424,742
Bumrungrad Hospital PCL, NVDR	573,800	3,284,487
Cal-Comp Electronics Thailand PCL, NVDR	5,833,774	1,009,659
Carabao Group PCL, NVDR	132,200	263,110
Central Pattana PCL, NVDR	1,824,900	2,636,889
Central Plaza Hotel PCL, NVDR	200,500	185,100
Central Retail Corp. PCL, NVDR	971,366	953,613
CH Karnchang PCL, NVDR	471,600	190,993
Charoen Pokphand Foods PCL, NVDR	4,049,800	2,895,054
Chularat Hospital PCL, NVDR	22,782,300	1,441,156
CK Power PCL, NVDR	593,200	45,884
Com7 PCL, NVDR	1,274,500	820,352
Country Group Development PCL, NVDR(1)	979,000	7,467
Country Group Holdings PCL, NVDR(1)	391,100	5,837
CP ALL PCL, NVDR	1,868,800	2,955,238
CP Axtra PCL, NVDR	20,044	16,893
Delta Electronics Thailand PCL, NVDR	1,709,200	3,901,990
Dhipaya Group Holdings PCL, NVDR	41,000	24,275
Diamond Building Products PCL, NVDR	51,200	11,011
Ditto Thailand PCL, NVDR	13,600	4,157
Dohome PCL, NVDR	323,359	68,794
Dynasty Ceramic PCL, NVDR	1,977,800	71,248
Eastern Polymer Group PCL, NVDR	226,400	21,100
Ekachai Medical Care PCL, NVDR	207,574	36,812

Avantis Emerging Markets Equity ETF
	Shares	Value
Electricity Generating PCL, NVDR	877,600	$2,471,181
Energy Absolute PCL, NVDR	2,202,800	159,194
Erawan Group PCL, NVDR	7,830,440	703,264
Forth Corp. PCL, NVDR	56,900	13,244
G J Steel PCL, NVDR(1)	6,403,900	24,510
GFPT PCL, NVDR	287,200	68,604
Global Power Synergy PCL, NVDR	115,800	96,125
Gulf Energy Development PCL, NVDR	1,522,720	2,187,649
Gunkul Engineering PCL, NVDR	2,557,400	127,507
Haad Thip PCL, NVDR	27,800	13,696
Hana Microelectronics PCL, NVDR	353,800	168,039
Home Product Center PCL, NVDR	9,331,000	2,313,468
Ichitan Group PCL, NVDR	622,600	227,944
Indorama Ventures PCL, NVDR	1,413,300	794,238
Intouch Holdings PCL, NVDR	247,300	573,683
IRPC PCL, NVDR	5,862,900	146,222
Italian-Thai Development PCL, NVDR(1)	2,149,900	18,892
Jasmine International PCL, NVDR(1)	3,004,949	144,707
JMT Network Services PCL, NVDR	6,968	2,441
Kasikornbank PCL, NVDR	846,700	3,761,544
KCE Electronics PCL, NVDR	2,525,000	1,362,194
KGI Securities Thailand PCL, NVDR	805,200	100,509
Khon Kaen Sugar Industry PCL, NVDR	380,000	16,831
Kiatnakin Phatra Bank PCL, NVDR	99,300	160,166
Krung Thai Bank PCL, NVDR	5,302,400	3,496,008
Krungthai Card PCL, NVDR	1,062,100	1,543,587
Land & Houses PCL, NVDR	10,995,100	1,425,804
LPN Development PCL, NVDR	441,700	28,193
Major Cineplex Group PCL, NVDR	187,100	63,615
MBK PCL, NVDR	568,700	280,044
MC Group PCL, NVDR	181,500	53,695
MCS Steel PCL, NVDR	184,800	38,429
Mega Lifesciences PCL, NVDR	389,300	371,356
Minor International PCL, NVDR	4,013,000	3,417,916
MK Restaurants Group PCL, NVDR	9,300	5,258
Muangthai Capital PCL, NVDR	1,651,700	2,280,228
Namyong Terminal PCL, NVDR	30,600	2,956
Ngern Tid Lor PCL, NVDR	278,800	141,631
Noble Development PCL, Class C, NVDR	205,200	12,632
Origin Property PCL, NVDR	94,600	8,205
Osotspa PCL, NVDR	408,600	178,420
Plan B Media PCL, NVDR	12,198,900	2,359,239
Polyplex Thailand PCL, NVDR	118,600	34,775
POSCO-Thainox PCL, NVDR	576,900	7,078
Praram 9 Hospital PCL, NVDR	182,600	122,516
Precious Shipping PCL, NVDR	651,100	121,304
Premier Marketing PCL, NVDR	72,700	20,567
Prima Marine PCL, NVDR	866,200	191,615
Pruksa Holding PCL, NVDR	89,200	12,531
PTG Energy PCL, NVDR	2,577,800	544,687
PTT Exploration & Production PCL, NVDR	1,550,400	4,954,795
PTT Global Chemical PCL, NVDR(1)	3,017,700	1,408,928
PTT Oil & Retail Business PCL, NVDR	3,926,000	1,266,608
PTT PCL, NVDR	8,276,800	7,635,340

Avantis Emerging Markets Equity ETF
	Shares	Value
Quality Houses PCL, NVDR	46,389,900	$2,162,078
R&B Food Supply PCL, NVDR	29,500	4,210
Rabbit Holdings PCL, NVDR(1)	3,088,800	32,632
Rajthanee Hospital PCL, NVDR	65,600	29,820
Ratch Group PCL, NVDR	973,350	741,025
Ratchthani Leasing PCL, NVDR	1,553,750	75,160
Regional Container Lines PCL, NVDR	4,493,100	3,208,202
Rojana Industrial Park PCL, NVDR	239,200	39,595
RS PCL, NVDR(1)	416,020	8,283
S Hotels & Resorts PCL, NVDR	1,097,200	62,809
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	33,515
Sabina PCL, NVDR	189,300	105,913
Samart Corp. PCL, NVDR(1)	72,200	14,067
Sansiri PCL, NVDR	56,933,500	2,788,674
Sappe PCL, NVDR	3,200	4,243
SC Asset Corp. PCL, NVDR	869,800	64,777
SCB X PCL, NVDR	175,800	628,522
Sermsang Power Corp. Co. Ltd., NVDR	416,975	65,873
Siam Cement PCL, NVDR	594,700	2,221,106
Siam Global House PCL, NVDR	1,821,832	422,398
Siamgas & Petrochemicals PCL, NVDR	124,500	25,146
Sikarin PCL, NVDR	21,100	5,001
Singer Thailand PCL, NVDR(1)	304,200	48,245
Singha Estate PCL, NVDR	1,000,000	20,770
SISB PCL, NVDR	89,700	55,940
Somboon Advance Technology PCL, NVDR	159,800	57,094
SPCG PCL, NVDR	87,000	20,611
Sri Trang Agro-Industry PCL, NVDR	940,600	436,318
Srisawad Capital 1969 PCL, NVDR	233,070	8,809
Srisawad Corp. PCL, NVDR	2,680,740	2,716,153
Srivichai Vejvivat PCL, NVDR	93,400	18,750
Star Petroleum Refining PCL, NVDR	459,000	72,799
Stecon Group PCL, NVDR	1,353,900	136,967
Stella X PCL, NVDR(1)	2,022,600	8,295
STP & I PCL, NVDR(1)	367,800	25,852
Supalai PCL, NVDR	915,500	461,059
Super Energy Corp. PCL, NVDR(1)	6,494,800	34,221
Susco PCL, NVDR	694,300	54,978
Taokaenoi Food & Marketing PCL, Class R, NVDR	609,400	150,083
Tata Steel Thailand PCL, NVDR(1)	498,600	7,289
Thai Airways International PCL, NVDR(1)	20,500	6
Thai Oil PCL, NVDR	2,277,700	1,521,690
Thai Union Group PCL, NVDR	7,458,300	2,490,783
Thai Vegetable Oil PCL, NVDR	227,700	149,412
Thaicom PCL, NVDR(1)	978,300	312,817
Thaifoods Group PCL, NVDR	365,800	40,333
Thanachart Capital PCL, NVDR	118,400	165,456
Thonburi Healthcare Group PCL, NVDR	1,162,000	374,417
Thoresen Thai Agencies PCL, NVDR	845,900	111,523
Tipco Asphalt PCL, NVDR	489,900	238,369
Tisco Financial Group PCL, NVDR	222,300	639,171
TKS Technologies PCL, NVDR	43,200	7,197
TMBThanachart Bank PCL, NVDR	22,103,300	1,242,911
TOA Paint Thailand PCL, NVDR	180,400	60,209

Avantis Emerging Markets Equity ETF
	Shares	Value
TPI Polene PCL, NVDR	1,342,100	$35,336
TPI Polene Power PCL, NVDR	537,300	42,419
TQM Alpha PCL, NVDR	77,700	34,832
Triple i Logistics PCL, NVDR	331,586	46,852
True Corp. PCL, NVDR(1)	15,128,464	5,102,392
TTW PCL, NVDR	244,900	64,870
Unique Engineering & Construction PCL, NVDR	129,200	6,434
United Paper PCL, NVDR	45,600	10,683
Univentures PCL, NVDR	191,000	6,421
Vanachai Group PCL, NVDR	117,200	9,335
VGI PCL, NVDR(1)	194,070	17,696
WHA Corp. PCL, NVDR	3,409,900	343,786
Workpoint Entertainment PCL, NVDR	45,500	7,806
Xspring Capital PCL, NVDR(1)	3,816,100	96,510
		126,655,586
Turkey — 0.9%
AG Anadolu Grubu Holding AS	7,413	62,919
Akbank TAS(2)	3,325,384	6,157,812
Aksa Akrilik Kimya Sanayii AS	523,536	186,290
Aksa Enerji Uretim AS	67,604	65,548
Alarko Holding AS(2)	65,005	136,345
Albaraka Turk Katilim Bankasi AS(1)	3,179,399	589,259
Anadolu Anonim Turk Sigorta Sirketi(1)	160,331	471,601
Anadolu Efes Biracilik Ve Malt Sanayii AS(2)	86,306	409,661
Aselsan Elektronik Sanayi Ve Ticaret AS(2)	389,942	999,608
Bagfas Bandirma Gubre Fabrikalari AS(1)	24,987	13,622
Baticim Bati Anadolu Cimento Sanayii AS(1)	1,390,908	151,095
Bera Holding AS(1)	868,309	401,099
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	263,190	31,541
BIM Birlesik Magazalar AS(2)	383,791	5,326,301
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)(2)	12,816	126,107
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	5,573
Cimsa Cimento Sanayi VE Ticaret AS(2)	223,747	277,150
Coca-Cola Icecek AS(2)	989,852	1,447,796
Dogan Sirketler Grubu Holding AS(2)	1,131,817	406,424
Dogus Otomotiv Servis ve Ticaret AS(2)	12,334	58,487
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	6,206
Enerjisa Enerji AS(2)	171,096	272,866
Enerya Enerji AS	60,438	368,831
Eregli Demir ve Celik Fabrikalari TAS(2)	899,000	551,211
Ford Otomotiv Sanayi AS(2)	19,034	461,389
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	38,320	49,929
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,451	68,200
Goodyear Lastikleri TAS(1)	456	191
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	150,862	91,373
Gubre Fabrikalari TAS(1)(2)	55,875	423,886
Haci Omer Sabanci Holding AS	1,122,672	2,989,245
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)(2)	12,575	18,312
Is Finansal Kiralama AS(1)	128,833	44,280
Is Yatirim Menkul Degerler AS	317,407	358,591
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)(2)	382,092	291,128
Kervan Gida Sanayi Ve Ticaret AS	361,269	20,974
KOC Holding AS(2)	929,776	3,899,838
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	118,051

Avantis Emerging Markets Equity ETF
	Shares	Value
Logo Yazilim Sanayi Ve Ticaret AS	21,409	$66,989
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	208,143	381,219
Migros Ticaret AS(2)	60,458	933,503
MLP Saglik Hizmetleri AS(1)	42,404	416,231
Naturel Yenilenebilir Enerji Ticaret AS(1)	31,470	57,192
NET Holding AS(1)	113,004	136,037
Nuh Cimento Sanayi AS	22,800	158,132
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)(2)	3,847,759	551,294
Pegasus Hava Tasimaciligi AS(1)(2)	457,894	3,004,065
Petkim Petrokimya Holding AS(1)(2)	1,206,562	540,711
Polisan Holding AS	239,551	74,919
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	74,363	39,255
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,201	586
Sasa Polyester Sanayi AS(1)(2)	1,141,216	110,699
Sekerbank Turk AS	3,044,934	323,808
Selcuk Ecza Deposu Ticaret ve Sanayi AS	74,383	134,170
Sok Marketler Ticaret AS(2)	1,494,636	1,563,953
TAB Gida Sanayi Ve Ticaret AS, Class A	27,311	121,867
TAV Havalimanlari Holding AS(1)(2)	706,910	4,842,019
Tekfen Holding AS(1)(2)	223,574	431,977
Teknosa Ic Ve Dis Ticaret AS(1)	128,580	85,853
Tofas Turk Otomobil Fabrikasi AS(2)	47,826	256,413
Tukas Gida Sanayi ve Ticaret AS(1)	938,134	49,422
Turk Altin Isletmeleri AS(1)(2)	480,365	296,839
Turk Hava Yollari AO(1)(2)	758,477	6,430,466
Turk Traktor ve Ziraat Makineleri AS	15,206	277,369
Turkcell Iletisim Hizmetleri AS, ADR(2)	701,149	4,753,790
Turkiye Halk Bankasi AS(1)(2)	139,732	75,426
Turkiye Is Bankasi AS, C Shares(2)	13,367,337	5,575,492
Turkiye Petrol Rafinerileri AS(2)	1,014,178	3,593,929
Turkiye Sigorta AS	296,717	132,444
Turkiye Sinai Kalkinma Bankasi AS(1)	983,284	333,464
Turkiye Sise ve Cam Fabrikalari AS(2)	1,147,772	1,118,632
Turkiye Vakiflar Bankasi TAO, D Shares(1)	861,747	614,342
Ulker Biskuvi Sanayi AS(1)(2)	229,603	696,886
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)	578	2,367
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	43,355	83,330
Vestel Beyaz Esya Sanayi ve Ticaret AS	154,699	59,072
Vestel Elektronik Sanayi ve Ticaret AS(1)	183,872	282,625
Yapi ve Kredi Bankasi AS(2)	3,057,627	2,475,635
Zorlu Enerji Elektrik Uretim AS(1)(2)	22,091,519	2,287,083
		70,728,244
United States — 0.1%
Coupang, Inc.(1)	405,963	9,621,323
TOTAL COMMON STOCKS (Cost $6,837,149,147)		7,422,140,470
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(1)	367,784	56,845
Marisa Lojas SA(1)	13,473	1,098
		57,943
Malaysia — 0.0%
Ann Joo Resources Bhd.(1)	25,825	1,273
NEXG Bhd.(1)	314,250	3,225

Avantis Emerging Markets Equity ETF
	Shares	Value
Supermax Corp. Bhd.(1)	174,799	$9,722
Top Glove Corp. Bhd.(1)(2)	139,855	7,522
VS Industry Bhd.(1)	140,560	3,465
		25,207
Thailand — 0.0%
Better World Green PCL, NVDR(1)	765,133	224
Energy Absolute PCL, NVDR(1)	367,133	3,975
Jasmine International PCL, NVDR(1)	1,502,474	15,516
Kiatnakin Phatra Bank PCL, NVDR(1)	8,275	276
MBK PCL, NVDR(1)	7,224	3,130
Roctec Global PCL, NVDR(1)	498,325	585
RS PCL, NVDR(1)	20,801	121
Stella X PCL, NVDR(1)	404,520	120
TEAM Consulting Engineering & Management PCL, NVDR(1)	89,260	474
Thaifoods Group PCL, NVDR(1)	36,580	528
VGI PCL, NVDR(1)	19,407	716
		25,665
TOTAL WARRANTS (Cost $436,868)		108,815
RIGHTS — 0.0%
Thailand — 0.0%
Thoresen Thai Agencies PCL, NVDR(1) (Cost $—)	422,950	124
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,649,382	5,649,382
State Street Navigator Securities Lending Government Money Market Portfolio(4)	82,836,716	82,836,716
TOTAL SHORT-TERM INVESTMENTS (Cost $88,486,098)		88,486,098
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $6,926,072,113)		7,510,735,507
OTHER ASSETS AND LIABILITIES — (1.2)%		(89,949,092)
TOTAL NET ASSETS — 100.0%		$7,420,786,415

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.8%
Information Technology	21.3%
Consumer Discretionary	14.6%
Industrials	10.0%
Materials	7.9%
Communication Services	7.6%
Consumer Staples	4.3%
Energy	4.2%
Health Care	3.3%
Utilities	3.0%
Real Estate	2.0%
Short-Term Investments	1.2%
Other Assets and Liabilities	(1.2)%

Avantis Emerging Markets Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $463,159,281. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $504,735,982, which includes securities collateral of $421,899,266.

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
COMMON STOCKS — 99.5%
Brazil — 7.7%
Allos SA	11,100	$33,709
Alpargatas SA, Preference Shares	800	863
Alupar Investimento SA	104	490
Ambev SA, ADR	29,366	60,787
Anima Holding SA	500	144
Armac Locacao Logistica E Servicos SA	100	76
Atacadao SA	3,500	4,316
Auren Energia SA	8,700	11,585
Automob Participacoes SA(1)	20,609	910
Azul SA, ADR(1)(2)	66	122
Azzas 2154 SA	440	1,947
B3 SA - Brasil Bolsa Balcao	31,100	55,147
Banco ABC Brasil SA, Preference Shares	3,700	12,386
Banco BMG SA, Preference Shares	200	131
Banco Bradesco SA	24,500	42,903
Banco Bradesco SA, ADR(2)	80,256	156,499
Banco BTG Pactual SA	12,300	66,309
Banco do Brasil SA	25,100	116,171
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,000	16,448
Banco Pan SA, Preference Shares	8,100	9,809
Banco Santander Brasil SA, ADR	5,185	22,607
BB Seguridade Participacoes SA	12,800	82,287
Bemobi Mobile Tech SA	600	1,452
BR Advisory Partners Participacoes SA	3,800	8,319
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,900	9,955
Braskem SA, Class A, ADR(1)(2)	2,634	9,719
Brava Energia	8,985	27,561
BRF SA, ADR(2)	12,107	37,168
C&A Modas SA	7,600	12,883
Caixa Seguridade Participacoes SA	500	1,287
Camil Alimentos SA	1,700	1,051
CCR SA	25,600	50,960
Centrais Eletricas Brasileiras SA, ADR(2)	13,982	91,163
Centrais Eletricas Brasileiras SA, Class B Preference Shares	2,500	17,915
Cia Brasileira de Aluminio(1)	3,600	3,161
Cia Brasileira de Distribuicao(1)	18,900	8,154
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	7,300	9,250
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	10,333	166,465
Cia de Saneamento de Minas Gerais Copasa MG	8,400	33,057
Cia De Sanena Do Parana	4,100	18,969
Cia De Sanena Do Parana, Preference Shares	36,900	33,718
Cia Energetica de Minas Gerais, ADR	49,815	92,656
Cia Siderurgica Nacional SA, ADR(2)	15,920	22,766
Clear Sale SA(1)	600	1,058
Construtora Tenda SA	300	759
Cosan SA	23,200	28,017
CPFL Energia SA	4,900	28,987
Cury Construtora e Incorporadora SA	7,300	26,286
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,700	30,780
Dexco SA	15,300	14,786
EcoRodovias Infraestrutura e Logistica SA	9,500	8,003

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Embraer SA, ADR(1)	3,586	$170,873
Empreendimentos Pague Menos SA	1,200	567
Energisa SA	5,800	37,582
Eneva SA(1)	2,500	5,027
Engie Brasil Energia SA	5,300	33,478
Equatorial Energia SA	6,489	33,086
Even Construtora e Incorporadora SA	1,300	1,250
Ez Tec Empreendimentos e Participacoes SA	4,300	8,983
Fras-Le SA	3,900	15,805
Gerdau SA, ADR	43,606	123,405
GPS Participacoes e Empreendimentos SA	100	229
Grendene SA	3,200	3,038
Grupo Mateus SA	9,900	10,778
Grupo SBF SA	4,900	8,198
Hapvida Participacoes e Investimentos SA(1)	20,700	7,418
Hidrovias do Brasil SA(1)	8,700	3,029
Hypera SA	2,400	7,692
Iguatemi SA	7,500	22,483
Inter & Co., Inc., Class A(2)	4,690	25,138
Iochpe Maxion SA	2,700	5,829
Irani Papel e Embalagem SA	200	247
IRB-Brasil Resseguros SA(1)	2,000	16,091
Isa Energia Brasil SA, Preference Shares	7,000	27,583
Itau Unibanco Holding SA, ADR	43,394	238,233
Jalles Machado SA	2,500	1,758
JBS SA	18,800	98,444
JHSF Participacoes SA	15,700	9,866
JSL SA	1,200	1,107
Kepler Weber SA	7,400	9,879
Klabin SA	24,320	82,448
Lavvi Empreendimentos Imobiliarios SA	1,100	1,599
Localiza Rent a Car SA	2,300	10,985
LOG Commercial Properties e Participacoes SA	600	1,849
Lojas Quero-Quero SA	400	147
Lojas Renner SA	34,540	66,526
M Dias Branco SA	700	2,691
Mahle Metal Leve SA	2,700	12,712
Marcopolo SA	800	779
Marcopolo SA, Preference Shares	2,700	3,394
Marfrig Global Foods SA	15,900	37,079
Metalurgica Gerdau SA, Preference Shares	12,900	20,004
Mills Locacao Servicos e Logistica SA	1,300	1,961
Minerva SA(1)	12,100	9,187
Moura Dubeux Engenharia SA	800	1,654
MRV Engenharia e Participacoes SA(1)	13,600	10,510
Multilaser Industrial SA(1)	3,800	736
Multiplan Empreendimentos Imobiliarios SA	4,200	15,052
Natura & Co. Holding SA	2,300	5,059
NU Holdings Ltd., Class A(1)	7,622	81,936
Oceanpact Servicos Maritimos SA(1)	8,500	7,969
Odontoprev SA	7,500	13,656
Orizon Valorizacao de Residuos SA(1)	200	1,414
Pagseguro Digital Ltd., Class A(1)	3,529	25,973
Patria Investments Ltd., Class A	970	10,990

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Pet Center Comercio e Participacoes SA	17,400	$11,969
Petroleo Brasileiro SA, ADR	21,870	291,964
Petroleo Brasileiro SA, ADR, Preference Shares	28,823	351,929
Petroreconcavo SA	5,800	15,713
Plano & Plano Desenvolvimento Imobiliario SA	700	1,189
Portobello SA(1)	300	184
Positivo Tecnologia SA	1,600	1,370
PRIO SA(1)	21,500	141,175
Raia Drogasil SA	29,500	86,932
Raizen SA, Preference Shares	28,600	8,064
Randon SA Implementos e Participacoes, Preference Shares	4,800	7,378
Rede D'Or Sao Luiz SA	3,900	17,958
Romi SA	300	475
Rumo SA	13,400	38,828
Santos Brasil Participacoes SA	14,000	31,768
Sao Martinho SA	6,300	22,685
Ser Educacional SA(1)	100	71
Serena Energia SA(1)	10,800	15,005
Sigma Lithium Corp.(1)(2)	926	10,473
Simpar SA(1)	6,100	3,264
SLC Agricola SA	7,700	23,672
Smartfit Escola de Ginastica e Danca SA	900	2,719
Suzano SA, ADR	15,276	146,802
SYN prop e tech SA	300	231
Taurus Armas SA, Preference Shares	200	273
Tegma Gestao Logistica SA	300	1,649
Telefonica Brasil SA, ADR	6,164	50,360
TIM SA, ADR	2,755	38,074
TOTVS SA	2,000	11,730
Transmissora Alianca de Energia Eletrica SA	10,400	58,186
Tres Tentos Agroindustrial SA	6,000	14,960
Tupy SA	3,300	11,585
Ultrapar Participacoes SA, ADR	7,384	21,118
Unipar Carbocloro SA, Class B Preference Shares	100	779
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	6,500	6,271
Vale SA, ADR	43,858	413,581
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,600	15,592
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	17,900	11,735
Vibra Energia SA	37,600	109,333
Vivara Participacoes SA	2,800	8,213
Vulcabras SA	700	1,880
WEG SA	16,000	131,883
Wilson Sons SA	6,600	18,664
XP, Inc., Class A	5,626	79,608
YDUQS Participacoes SA	100	178
		5,082,827
Chile — 0.9%
Aguas Andinas SA, A Shares	38,300	12,621
Banco de Chile	554,211	72,008
Banco de Credito e Inversiones SA	1,415	47,952
Banco Santander Chile, ADR	1,012	21,900
CAP SA(1)	2,106	11,712
Cencosud SA	19,589	51,701
Cia Cervecerias Unidas SA, ADR(2)	2,597	36,228

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Cia Sud Americana de Vapores SA	152,558	$8,822
Colbun SA	353,615	50,856
Embotelladora Andina SA, Class B Preference Shares	12,227	40,954
Empresa Nacional de Telecomunicaciones SA	3,055	9,698
Empresas CMPC SA	15,136	25,620
Empresas Copec SA	2,432	17,180
Enel Americas SA	186,677	16,975
Enel Chile SA	638,817	42,255
Engie Energia Chile SA(1)	1,940	2,056
Falabella SA	18,585	72,891
SMU SA	12,059	2,282
Sociedad Quimica y Minera de Chile SA, ADR	1,366	52,413
Vina Concha y Toro SA	9,406	11,997
		608,121
Colombia — 0.2%
Bancolombia SA	631	7,091
Bancolombia SA, ADR	858	35,796
Cementos Argos SA	22,262	54,130
Ecopetrol SA, ADR(2)	1,623	16,035
Interconexion Electrica SA ESP	5,277	26,069
		139,121
Czech Republic — 0.2%
CEZ AS	2,064	87,433
Komercni Banka AS	1,072	46,279
Moneta Money Bank AS	2,223	12,494
		146,206
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	55,401	81,792
Greece — 1.0%
Aegean Airlines SA	607	6,802
Aktor SA Holding Company Technical & Energy Projects(1)	3,006	16,403
Alpha Services & Holdings SA	39,705	80,700
Athens International Airport SA	1,449	13,122
Eurobank Ergasias Services & Holdings SA, Class A	19,445	50,733
GEK TERNA SA(1)	1,816	34,542
Hellenic Telecommunications Organization SA	1,522	23,748
HELLENiQ ENERGY Holdings SA	3,215	26,034
Holding Co. ADMIE IPTO SA	4,269	12,522
Intracom Holdings SA	41	131
Intralot SA-Integrated Information Systems & Gaming Services(1)	1,381	1,467
Jumbo SA	800	22,122
LAMDA Development SA(1)	326	2,205
Metlen Energy & Metals SA	510	18,814
Motor Oil Hellas Corinth Refineries SA	800	18,069
National Bank of Greece SA	7,567	70,260
OPAP SA	1,163	20,672
Optima bank SA	673	10,014
Piraeus Financial Holdings SA	23,464	110,793
Public Power Corp. SA	3,135	43,112
Titan Cement International SA	1,361	56,744
		639,009
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	6,771	27,734
MOL Hungarian Oil & Gas PLC	5,091	37,748

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Opus Global Nyrt	7,935	$12,052
OTP Bank Nyrt	2,913	178,784
Richter Gedeon Nyrt	1,246	34,710
		291,028
India — 24.0%
360 ONE WAM Ltd.	1,250	14,328
3M India Ltd.	25	7,546
5Paisa Capital Ltd.(1)	1,497	6,006
63 Moons Technologies Ltd.	1,258	10,006
Aadhar Housing Finance Ltd.(1)	3,356	14,717
Aarti Drugs Ltd.	1,709	6,875
Aarti Industries Ltd.	1,129	4,871
Aarti Pharmalabs Ltd.	1,893	15,934
Aavas Financiers Ltd.(1)	1,068	20,685
ABB India Ltd.	247	14,000
Action Construction Equipment Ltd.	314	3,790
Adani Enterprises Ltd.	509	12,258
Adani Green Energy Ltd.(1)	385	3,428
Adani Ports & Special Economic Zone Ltd.	2,457	30,212
Adani Power Ltd.(1)	8,544	47,040
Aditya Birla Fashion & Retail Ltd.(1)	141	392
Aditya Birla Real Estate Ltd.	193	4,122
Aditya Birla Sun Life Asset Management Co. Ltd.	1,818	12,863
Advanced Enzyme Technologies Ltd.	77	230
Aegis Logistics Ltd.	1,782	15,550
Affle India Ltd.(1)	14	225
Agarwal Industrial Corp. Ltd.	53	539
AGI Greenpac Ltd.	813	5,942
AIA Engineering Ltd.	473	17,009
Ajanta Pharma Ltd.	434	12,369
Ajmera Realty & Infra India Ltd.	24	202
Alembic Ltd.	633	664
Alembic Pharmaceuticals Ltd.	285	2,428
Alivus Life Sciences Ltd.(1)	1,042	10,576
Alkyl Amines Chemicals	361	6,586
Allcargo Logistics Ltd.	1,161	414
Allied Digital Services Ltd.	468	1,076
Alok Industries Ltd.(1)	3,019	532
Amara Raja Energy & Mobility Ltd.	3,382	37,981
Amber Enterprises India Ltd.(1)	495	32,017
Ambuja Cements Ltd.	1,949	10,414
Anand Rathi Wealth Ltd.	133	6,107
Anant Raj Ltd.	1,437	7,668
Andhra Sugars Ltd.	428	350
Angel One Ltd.	1,742	43,465
Antony Waste Handling Cell Ltd.(1)	29	177
Anup Engineering Ltd.	371	11,901
Anupam Rasayan India Ltd.	17	123
Apar Industries Ltd.	145	9,662
APL Apollo Tubes Ltd.	637	10,512
Apollo Hospitals Enterprise Ltd.	778	53,990
Apollo Tyres Ltd.	9,547	41,082
Aptus Value Housing Finance India Ltd.	4,289	15,138
Archean Chemical Industries Ltd.	1,828	10,572

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Arvind Fashions Ltd.	2,392	$10,454
Arvind Ltd.	5,247	20,421
Asahi India Glass Ltd.	2,245	15,884
Ashok Leyland Ltd.	15,630	38,263
Ashoka Buildcon Ltd.(1)	5,891	11,677
Asian Paints Ltd.	3,282	81,953
Aster DM Healthcare Ltd.	9,710	44,993
Astral Ltd.	475	7,274
AstraZeneca Pharma India Ltd.	5	384
Atul Ltd.	130	7,909
AU Small Finance Bank Ltd.	4,193	27,255
AurionPro Solutions Ltd.	489	7,665
Aurobindo Pharma Ltd.(1)	2,588	31,417
Avanti Feeds Ltd.	571	4,543
Avenue Supermarts Ltd.(1)	413	16,102
Axis Bank Ltd., GDR	4,583	266,104
Bajaj Auto Ltd.	778	70,533
Bajaj Consumer Care Ltd.(1)	686	1,223
Bajaj Finance Ltd.	2,863	280,632
Bajaj Finserv Ltd.	2,980	64,058
Bajaj Healthcare Ltd.	1,679	11,635
Bajaj Hindusthan Sugar Ltd.(1)	30,151	6,471
Bajel Projects Ltd.(1)	153	288
Balaji Amines Ltd.	286	4,249
Balkrishna Industries Ltd.	1,388	41,609
Balmer Lawrie & Co. Ltd.	479	820
Balrampur Chini Mills Ltd.	1,995	10,177
Banco Products India Ltd.	2,497	9,074
Bandhan Bank Ltd.	15,243	24,724
Bank of Baroda	5,704	12,927
Bank of Maharashtra	6,906	3,690
BASF India Ltd.	198	9,721
Bata India Ltd.	1,072	15,021
Bayer CropScience Ltd.	279	15,149
BEML Ltd.	278	7,851
Berger Paints India Ltd.	192	1,077
BF Utilities Ltd.(1)	38	268
Bhansali Engineering Polymers Ltd.	5,478	6,311
Bharat Bijlee Ltd.	44	1,265
Bharat Dynamics Ltd.	164	1,841
Bharat Electronics Ltd.	30,062	85,331
Bharat Forge Ltd.	2,682	31,291
Bharat Heavy Electricals Ltd.	6,271	12,960
Bharat Petroleum Corp. Ltd.	26,440	72,192
Bharat Rasayan Ltd.	16	1,792
Bikaji Foods International Ltd.	990	7,210
Biocon Ltd.	469	1,628
Birla Corp. Ltd.	153	1,708
Birlasoft Ltd.	3,811	18,593
Black Box Ltd.(1)	1,772	7,576
Bliss Gvs Pharma Ltd.	6,689	9,589
BLS International Services Ltd.	399	1,557
Blue Dart Express Ltd.	168	11,539
Blue Star Ltd.	666	14,670

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Bodal Chemicals Ltd.(1)	292	$180
Bombay Burmah Trading Co.	661	12,583
Bombay Dyeing & Manufacturing Co. Ltd.	4,216	6,152
Bosch Ltd.	20	6,079
Brigade Enterprises Ltd.	540	5,886
Brightcom Group Ltd.(1)	3,622	424
Britannia Industries Ltd.	1,008	53,055
BSE Ltd.	1,468	78,381
Campus Activewear Ltd.	4,309	12,911
Can Fin Homes Ltd.	2,493	16,550
Canara Bank	38,500	35,863
Capacit'e Infraprojects Ltd.(1)	3,014	10,464
Caplin Point Laboratories Ltd.	83	1,738
Carborundum Universal Ltd.	938	8,938
Cartrade Tech Ltd.(1)	98	1,719
Castrol India Ltd.	10,465	25,607
CE Info Systems Ltd.	57	1,090
Ceat Ltd.	1,093	31,712
Central Depository Services India Ltd.	1,156	14,737
Century Enka Ltd.	133	784
Century Plyboards India Ltd.	99	819
Cera Sanitaryware Ltd.	10	606
CESC Ltd.	3,160	4,755
CG Power & Industrial Solutions Ltd.(1)	3,533	23,261
Chalet Hotels Ltd.(1)	1,884	15,930
Chambal Fertilisers & Chemicals Ltd.	5,877	36,050
Chemplast Sanmar Ltd.(1)	2,439	11,311
Chennai Petroleum Corp. Ltd.	1,839	9,543
Choice International Ltd.(1)	129	690
Cholamandalam Financial Holdings Ltd.	1,057	19,931
Cholamandalam Investment & Finance Co. Ltd.	6,455	104,014
CIE Automotive India Ltd.	422	1,823
Cigniti Technologies Ltd.(1)	887	13,464
Cipla Ltd.	3,161	51,035
City Union Bank Ltd.	9,504	16,126
Clean Science & Technology Ltd.	58	793
CMS Info Systems Ltd.	5,978	31,413
Coal India Ltd.	24,324	103,251
Cochin Shipyard Ltd.	1,846	27,008
Coffee Day Enterprises Ltd.(1)	377	92
Coforge Ltd.	349	29,592
Colgate-Palmolive India Ltd.	1,671	47,126
Computer Age Management Services Ltd.	651	23,553
Confidence Petroleum India Ltd.	139	84
Container Corp. of India Ltd.	1,707	12,226
Coromandel International Ltd.	3,431	65,598
Cosmo First Ltd.	676	4,653
Craftsman Automation Ltd.	428	22,107
CreditAccess Grameen Ltd.	168	1,775
CRISIL Ltd.	262	13,151
Crompton Greaves Consumer Electricals Ltd.	5,656	20,819
Cummins India Ltd.	1,010	31,525
Cupid Ltd.(1)	923	721
Cyient DLM Ltd.(1)	61	282

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Cyient Ltd.	106	$1,545
Dabur India Ltd.	3,408	19,258
DB Corp. Ltd.	457	1,065
DCB Bank Ltd.	1,082	1,294
DCM Shriram Ltd.	855	9,389
DCW Ltd.(1)	9,442	7,899
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,828	20,020
Deepak Nitrite Ltd.	795	16,884
Delhivery Ltd.(1)	1,115	3,197
Delta Corp. Ltd.	93	99
Devyani International Ltd.(1)	5,522	10,471
Dhani Services Ltd.(1)	2,266	1,512
Dhanlaxmi Bank Ltd.(1)	701	189
Dhanuka Agritech Ltd.	133	1,939
Dilip Buildcon Ltd.	621	2,946
Dish TV India Ltd.(1)	1,436	106
Dishman Carbogen Amcis Ltd.(1)	192	440
Divi's Laboratories Ltd.	625	39,197
Dixon Technologies India Ltd.	305	48,895
DLF Ltd.	1,196	8,747
D-Link India Ltd.	1,251	5,265
Dodla Dairy Ltd.	83	984
Dolat Algotech Ltd.	889	769
Dollar Industries Ltd.	130	586
Doms Industries Ltd.	119	3,287
Dr. Lal PathLabs Ltd.	490	12,967
Dr. Reddy's Laboratories Ltd., ADR	5,909	75,517
Dreamfolks Services Ltd.	25	76
Dredging Corp. of India Ltd.(1)	74	438
eClerx Services Ltd.	969	31,468
Edelweiss Financial Services Ltd.	20,771	21,451
Eicher Motors Ltd.	649	35,494
EID Parry India Ltd.(1)	4,227	32,216
EIH Ltd.	713	2,613
Elecon Engineering Co. Ltd.	2,045	9,714
Electrosteel Castings Ltd.	5,906	6,314
Emami Ltd.	4,030	24,497
Endurance Technologies Ltd.	610	12,355
Engineers India Ltd.	736	1,273
Entertainment Network India Ltd.	75	122
Epack Durable Ltd.(1)	2,649	11,315
Epigral Ltd.	583	10,800
EPL Ltd.	9,652	21,713
Equinox India Developments Ltd.(1)	10,261	13,572
Equitas Small Finance Bank Ltd.	1,174	766
Escorts Kubota Ltd.	338	11,111
Eveready Industries India Ltd.	1,869	6,468
Everest Kanto Cylinder Ltd.	362	495
Exide Industries Ltd.	2,421	9,657
FDC Ltd.	250	1,095
Federal Bank Ltd.	33,954	69,311
Federal-Mogul Goetze India Ltd.(1)	249	943
FIEM Industries Ltd.	134	2,110
Filatex India Ltd.	2,760	1,266

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Fine Organic Industries Ltd.	236	$9,480
Fineotex Chemical Ltd.	354	928
Finolex Cables Ltd.	960	8,983
Finolex Industries Ltd.	1,222	2,398
Firstsource Solutions Ltd.	1,238	4,927
Five-Star Business Finance Ltd.(1)	6,244	54,584
Force Motors Ltd.	185	14,149
Fortis Healthcare Ltd.	9,349	65,853
G R Infraprojects Ltd.(1)	894	10,322
Gabriel India Ltd.	1,819	9,695
GAIL India Ltd.	5,461	9,821
Galaxy Surfactants Ltd.	351	8,805
Ganesh Benzoplast Ltd.(1)	69	85
Ganesh Housing Corp. Ltd.	90	1,119
Ganesha Ecosphere Ltd.	67	1,008
Garware Hi-Tech Films Ltd.	344	14,914
Garware Technical Fibres Ltd.	495	4,277
Gateway Distriparks Ltd.	2,290	1,575
GE Vernova T&D India Ltd.	625	9,629
Gensol Engineering Ltd.(1)	53	327
Geojit Financial Services Ltd.	1,385	1,137
GHCL Ltd.	2,431	16,118
GIC Housing Finance Ltd.	281	535
Gillette India Ltd.	39	3,520
Gland Pharma Ltd.	68	1,212
GlaxoSmithKline Pharmaceuticals Ltd.	453	12,866
Glenmark Pharmaceuticals Ltd.	3,894	57,133
Global Health Ltd.(1)	364	4,796
Globus Spirits Ltd.	638	6,340
GMM Pfaudler Ltd.	1,023	12,984
GMR Airports Ltd.(1)	16,539	13,231
GMR Power & Urban Infra Ltd.(1)	851	971
Go Fashion India Ltd.(1)	798	6,483
Godawari Power & Ispat Ltd.	8,515	15,276
Godrej Agrovet Ltd.	1,423	11,677
Godrej Consumer Products Ltd.	1,565	18,041
Godrej Industries Ltd.(1)	192	2,417
Godrej Properties Ltd.(1)	464	10,353
Gokaldas Exports Ltd.(1)	1,944	18,159
Gokul Agro Resources Ltd.(1)	3,864	11,646
Goldiam International Ltd.	2,276	9,601
Goodluck India Ltd.	13	95
Granules India Ltd.	1,668	8,825
Graphite India Ltd.	2,451	11,021
Grasim Industries Ltd.	2,182	57,728
Gravita India Ltd.	66	1,212
Great Eastern Shipping Co. Ltd.	3,326	30,962
Greaves Cotton Ltd.	4,741	12,501
Greenpanel Industries Ltd.	191	589
Greenply Industries Ltd.	2,855	8,942
Grindwell Norton Ltd.	552	9,082
GTL Infrastructure Ltd.(1)	36,359	619
Gujarat Alkalies & Chemicals Ltd.	70	420
Gujarat Ambuja Exports Ltd.	224	267

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Gujarat Fluorochemicals Ltd.	37	$1,523
Gujarat Gas Ltd.	896	3,804
Gujarat Industries Power Co. Ltd.	573	1,043
Gujarat Mineral Development Corp. Ltd.	537	1,492
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	3,110	16,745
Gujarat Pipavav Port Ltd.	5,645	8,099
Gujarat State Fertilizers & Chemicals Ltd.	4,968	9,561
Gujarat State Petronet Ltd.	12,751	39,864
Gulf Oil Lubricants India Ltd.	825	10,405
Happiest Minds Technologies Ltd.	52	410
Harsha Engineers Ltd.	132	598
Hathway Cable & Datacom Ltd.(1)	3,059	465
Havells India Ltd.	1,585	25,839
HCL Technologies Ltd.	10,165	183,978
HDFC Asset Management Co. Ltd.	1,404	58,472
HDFC Bank Ltd.	37,448	745,374
HDFC Life Insurance Co. Ltd.	3,143	21,955
HealthCare Global Enterprises Ltd.(1)	1,988	11,424
HEG Ltd.	505	2,080
HeidelbergCement India Ltd.	3,966	8,752
Hercules Hoists Ltd.	27	49
Heritage Foods Ltd.	1,273	5,305
Hero MotoCorp Ltd.	1,966	83,030
HFCL Ltd.	2,306	2,102
HG Infra Engineering Ltd.	840	9,326
Hikal Ltd.	366	1,474
Himatsingka Seide Ltd.	75	98
Hindalco Industries Ltd.	20,203	147,533
Hindustan Aeronautics Ltd.	2,363	83,906
Hindustan Construction Co. Ltd.(1)	3,336	908
Hindustan Oil Exploration Co. Ltd.(1)	1,213	2,518
Hindustan Petroleum Corp. Ltd.	24,755	83,533
Hindustan Unilever Ltd.	4,739	118,795
Hitachi Energy India Ltd.	156	20,256
Hi-Tech Gears Ltd.	18	129
HI-Tech Pipes Ltd.	1,077	1,284
HLV Ltd.(1)	511	78
Home First Finance Co. India Ltd.	634	7,413
Housing & Urban Development Corp. Ltd.	1,288	2,452
HPL Electric & Power Ltd.	114	471
Ice Make Refrigeration Ltd.	60	441
ICICI Bank Ltd., ADR	26,258	732,073
ICICI Lombard General Insurance Co. Ltd.	1,091	21,131
ICICI Prudential Life Insurance Co. Ltd.	1,607	10,159
ICICI Securities Ltd.	914	8,420
IDFC First Bank Ltd.(1)	39,185	26,298
IFCI Ltd.(1)	3,416	1,622
IIFL Capital Services Ltd.	8,871	22,296
IIFL Finance Ltd.(1)	9,625	33,391
Indef Manufacturing Ltd.(1)	27	67
India Cements Ltd.(1)	3,088	8,970
India Glycols Ltd.	696	8,404
IndiaMart InterMesh Ltd.	453	10,216
Indian Energy Exchange Ltd.	12,331	22,159

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Indian Hotels Co. Ltd.	4,722	$38,840
Indian Hume Pipe Co. Ltd.	113	418
Indian Metals & Ferro Alloys Ltd.	175	1,250
Indian Oil Corp. Ltd.	27,610	36,050
Indian Railway Catering & Tourism Corp. Ltd.	919	7,084
Indian Renewable Energy Development Agency Ltd.(1)	7,383	13,305
Indo Count Industries Ltd.	1,091	3,315
Indraprastha Gas Ltd.	1,040	2,268
Indraprastha Medical Corp. Ltd.	2,692	11,046
Indus Towers Ltd.(1)	17,051	63,388
IndusInd Bank Ltd.	1,055	11,990
Infibeam Avenues Ltd.	3,547	742
Info Edge India Ltd.	484	38,900
Infosys Ltd., ADR(2)	30,685	616,769
Ingersoll Rand India Ltd.	55	1,999
Inox Green Energy Services Ltd.(1)	515	714
Intellect Design Arena Ltd.	93	711
InterGlobe Aviation Ltd.(1)	1,119	57,513
ION Exchange India Ltd.	185	1,061
Ipca Laboratories Ltd.	1,077	16,746
IRB Infrastructure Developers Ltd.	39,839	19,887
IRCON International Ltd.	1,189	1,943
ISGEC Heavy Engineering Ltd.	1,090	11,625
ITD Cementation India Ltd.	3,355	20,675
J Kumar Infraprojects Ltd.	473	3,658
Jagran Prakashan Ltd.	285	220
Jai Balaji Industries Ltd.(1)	4,000	6,016
Jai Corp. Ltd.	51	56
Jain Irrigation Systems Ltd.(1)	3,374	2,144
Jaiprakash Associates Ltd.(1)	1,112	50
Jaiprakash Power Ventures Ltd.(1)	77,205	11,845
Jammu & Kashmir Bank Ltd.	17,383	18,964
Jamna Auto Industries Ltd.	3,126	2,556
JB Chemicals & Pharmaceuticals Ltd.	819	15,429
JBM Auto Ltd.	160	950
Jindal Saw Ltd.	7,106	20,120
Jindal Stainless Ltd.	8,637	58,035
Jindal Steel & Power Ltd.	5,175	51,039
Jindal Worldwide Ltd.	505	479
Jio Financial Services Ltd.(1)	30,818	73,617
JK Cement Ltd.	505	25,424
JK Lakshmi Cement Ltd.	196	1,509
JK Paper Ltd.	3,241	10,703
JK Tyre & Industries Ltd.	4,121	12,537
JM Financial Ltd.	13,888	14,755
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	428	7,972
JSW Energy Ltd.	5,850	31,206
JSW Steel Ltd.	6,788	74,198
JTEKT India Ltd.	84	111
Jubilant Foodworks Ltd.	4,325	31,094
Jubilant Ingrevia Ltd.	974	6,890
Jubilant Pharmova Ltd.	1,047	10,861
Jupiter Life Line Hospitals Ltd.	629	10,363
Just Dial Ltd.(1)	871	8,407

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Jyothy Labs Ltd.	103	$381
Jyoti Structures Ltd.(1)	6,145	1,196
Jyoti Structures Ltd.(1)	2,127	412
Kajaria Ceramics Ltd.	1,113	10,888
Kalpataru Projects International Ltd.	2,339	23,629
Kalyan Jewellers India Ltd.	2,461	13,096
Kalyani Steels Ltd.	1,127	9,482
Kamdhenu Ltd.	2,150	736
Kansai Nerolac Paints Ltd.	3,233	8,401
Karnataka Bank Ltd.	5,267	10,156
Karur Vysya Bank Ltd.	17,068	39,415
Kaveri Seed Co. Ltd.	1,055	12,099
KCP Ltd.	3,844	7,589
KEC International Ltd.	4,893	38,618
KEI Industries Ltd.	504	17,784
Kfin Technologies Ltd.	381	3,826
Kiri Industries Ltd.(1)	1,975	11,941
Kirloskar Brothers Ltd.	327	5,987
Kirloskar Ferrous Industries Ltd.	219	1,143
Kirloskar Industries Ltd.	16	592
Kirloskar Oil Engines Ltd.	1,598	10,558
Kirloskar Pneumatic Co. Ltd.	171	1,962
Kitex Garments Ltd.	390	724
KNR Constructions Ltd.	8,667	21,967
Kopran Ltd.	121	234
Kotak Mahindra Bank Ltd.	9,879	215,837
KPIT Technologies Ltd.	1,581	21,760
KPR Mill Ltd.	285	2,623
Krishna Institute of Medical Sciences Ltd.(1)	3,189	19,031
L&T Finance Ltd.	15,573	24,108
Larsen & Toubro Ltd.	7,668	278,750
Laurus Labs Ltd.	1,319	7,978
Laxmi Organic Industries Ltd.	2,953	5,964
Lemon Tree Hotels Ltd.(1)	1,469	2,056
LG Balakrishnan & Bros Ltd.	650	8,943
LIC Housing Finance Ltd.	8,743	49,974
Likhitha Infrastructure Ltd.	178	517
Lincoln Pharmaceuticals Ltd.	32	191
Lloyds Metals & Energy Ltd.	2,222	26,071
LMW Ltd.	17	2,661
LT Foods Ltd.	2,978	11,616
LTIMindtree Ltd.	849	45,546
Lupin Ltd.	2,685	58,628
LUX Industries Ltd.	62	921
Macrotech Developers Ltd.	1,506	19,556
Mahanagar Gas Ltd.	1,434	20,394
Maharashtra Scooters Ltd.	69	7,291
Maharashtra Seamless Ltd.	1,990	14,017
Mahindra & Mahindra Financial Services Ltd.	8,657	26,888
Mahindra & Mahindra Ltd.	10,346	307,037
Mahindra Holidays & Resorts India Ltd.(1)	649	2,191
Mahindra Lifespace Developers Ltd.	246	895
Mahindra Logistics Ltd.	387	1,101
Maithan Alloys Ltd.	111	1,107

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Man Industries India Ltd.(1)	179	$439
Man Infraconstruction Ltd.	446	759
Manali Petrochemicals Ltd.	1,002	705
Manappuram Finance Ltd.	18,193	42,017
Mangalam Cement Ltd.	267	2,203
Mankind Pharma Ltd.(1)	715	18,796
Marico Ltd.	4,725	32,503
Marksans Pharma Ltd.	3,171	7,457
Maruti Suzuki India Ltd.	1,311	179,709
MAS Financial Services Ltd.	121	325
Max Financial Services Ltd.(1)	3,474	39,799
Max Healthcare Institute Ltd.	2,945	33,039
Mayur Uniquoters Ltd.	128	688
Medi Assist Healthcare Services Ltd.	248	1,289
Medplus Health Services Ltd.(1)	818	6,699
Meghmani Organics Ltd.(1)	493	352
Metropolis Healthcare Ltd.(1)	125	2,275
Minda Corp. Ltd.	867	4,793
Mishra Dhatu Nigam Ltd.	107	299
MM Forgings Ltd.	264	1,022
MOIL Ltd.	545	1,818
Mold-Tek Packaging Ltd.	38	206
Morepen Laboratories Ltd.(1)	818	436
Motherson Sumi Wiring India Ltd.	24,275	13,096
Motilal Oswal Financial Services Ltd.	5,490	37,162
Mphasis Ltd.	1,750	45,326
MRF Ltd.	34	41,047
Mrs Bectors Food Specialities Ltd.	709	10,718
MSP Steel & Power Ltd.(1)	13,616	3,702
MSTC Ltd.	28	140
Muthoot Finance Ltd.	2,798	68,488
Narayana Hrudayalaya Ltd.	1,313	21,750
Natco Pharma Ltd.	2,097	18,534
National Aluminium Co. Ltd.	10,789	22,129
National Fertilizers Ltd.	255	230
Nava Ltd.	5,190	23,738
Navin Fluorine International Ltd.	1,012	43,629
Navkar Corp. Ltd.(1)	247	266
NCC Ltd.	14,027	28,261
NELCO Ltd.	58	503
NESCO Ltd.	1,046	10,439
Nestle India Ltd.	789	19,787
Netweb Technologies India Ltd.	89	1,493
Network18 Media & Investments Ltd.(1)	305	145
Neuland Laboratories Ltd.	171	20,826
NHPC Ltd.	24,677	20,726
NIIT Learning Systems Ltd.	470	2,261
NIIT Ltd.	115	148
Nippon Life India Asset Management Ltd.	2,747	16,204
NLC India Ltd.	4,907	11,707
NMDC Ltd.	83,974	60,372
NMDC Steel Ltd.(1)	8,124	3,320
NOCIL Ltd.	431	856
NTPC Ltd.	46,310	165,765

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Nuvama Wealth Management Ltd.	453	$28,084
Nuvoco Vistas Corp. Ltd.(1)	2,585	9,301
Oberoi Realty Ltd.	597	10,188
Oil & Natural Gas Corp. Ltd.	38,418	99,620
Oil India Ltd.	12,586	49,603
One 97 Communications Ltd.(1)	3,313	27,286
Onesource Specialty Pharma Ltd.(1)	938	13,273
Oracle Financial Services Software Ltd.	253	22,611
Orient Cement Ltd.	4,674	17,685
Orient Electric Ltd.	5,128	11,656
Orient Green Power Co. Ltd.(1)	3,321	457
Orient Paper & Industries Ltd.	1,390	367
Oriental Hotels Ltd.	148	223
Orissa Minerals Development Co. Ltd.(1)	2	117
Page Industries Ltd.	109	50,576
Pakka Ltd.(1)	62	137
Panama Petrochem Ltd.	491	1,979
Paradeep Phosphates Ltd.	13,286	13,270
Parag Milk Foods Ltd.	83	138
Paras Defence & Space Technologies Ltd.(1)	10	101
Patel Engineering Ltd.(1)	4,081	2,042
PB Fintech Ltd.(1)	1,031	17,381
PC Jeweller Ltd.(1)	63,350	8,240
PCBL Chemical Ltd.	1,505	6,211
Pearl Global Industries Ltd.	625	9,625
Peninsula Land Ltd.(1)	950	253
Pennar Industries Ltd.(1)	6,374	11,491
Persistent Systems Ltd.	1,001	61,060
Petronet LNG Ltd.	23,885	77,723
Phoenix Mills Ltd.	1,149	20,404
PI Industries Ltd.	1,294	44,705
Pidilite Industries Ltd.	322	9,793
Piramal Enterprises Ltd.	1,560	15,664
Piramal Pharma Ltd.	6,169	13,467
Pitti Engineering Ltd.	216	2,207
PIX Transmissions Ltd.	510	8,366
PNB Gilts Ltd.	380	347
PNB Housing Finance Ltd.(1)	1,989	17,442
PNC Infratech Ltd.	3,381	10,083
Pokarna Ltd.	198	2,507
Poly Medicure Ltd.	73	1,701
Polycab India Ltd.	269	14,561
Polyplex Corp. Ltd.	520	6,489
Pondy Oxides & Chemicals Ltd.	822	5,451
Poonawalla Fincorp Ltd.(1)	199	644
Power Finance Corp. Ltd.	24,867	104,665
Power Grid Corp. of India Ltd.	55,762	160,546
Power Mech Projects Ltd.	396	8,204
Praj Industries Ltd.	179	1,006
Prakash Industries Ltd.	5,170	8,465
Prakash Pipes Ltd.	227	1,047
Prestige Estates Projects Ltd.	777	10,048
Pricol Ltd.(1)	2,566	11,738
Prince Pipes & Fittings Ltd.	1,131	3,715

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Prism Johnson Ltd.(1)	7,246	$9,480
Procter & Gamble Health Ltd.	19	1,094
Prudent Corporate Advisory Services Ltd.	349	6,620
PTC India Ltd.	8,618	13,755
Punjab National Bank	4,223	4,253
Puravankara Ltd.(1)	355	982
Quess Corp. Ltd.	1,651	11,310
Quick Heal Technologies Ltd.	24	82
Rail Vikas Nigam Ltd.	3,656	14,046
Railtel Corp. of India Ltd.	3,227	10,445
Rain Industries Ltd.	9,677	13,524
Rainbow Children's Medicare Ltd.	1,376	19,519
Rajesh Exports Ltd.(1)	2,857	5,226
Rallis India Ltd.	786	1,892
Ramco Cements Ltd.	4,163	39,631
Ramkrishna Forgings Ltd.	1,364	10,142
Ramky Infrastructure Ltd.(1)	1,251	6,141
Rane Holdings Ltd.	402	5,543
Rashtriya Chemicals & Fertilizers Ltd.	851	1,147
Ratnamani Metals & Tubes Ltd.	301	8,476
RattanIndia Power Ltd.(1)	7,720	792
Raymond Lifestyle Ltd.(1)	120	1,495
Raymond Ltd.	603	8,944
RBL Bank Ltd.	3,818	6,958
REC Ltd.	22,930	95,514
Redington Ltd.	15,008	38,597
Redtape Ltd.	760	1,264
Refex Industries Ltd.(1)	415	1,883
Relaxo Footwears Ltd.	20	98
Reliance Industrial Infrastructure Ltd.	8	72
Reliance Industries Ltd., GDR	8,121	444,473
Reliance Infrastructure Ltd.(1)	6,022	14,687
Reliance Power Ltd.(1)	81,343	31,112
Religare Enterprises Ltd.(1)	4,570	11,807
Repco Home Finance Ltd.	2,112	8,000
Restaurant Brands Asia Ltd.(1)	11,917	8,721
Rico Auto Industries Ltd.	889	650
RITES Ltd.	1,208	2,844
Rolex Rings Ltd.(1)	403	6,538
Rossari Biotech Ltd.	888	6,062
Roto Pumps Ltd.	206	464
RPG Life Sciences Ltd.	380	9,088
RR Kabel Ltd.	135	1,376
Rupa & Co. Ltd.	148	324
Safari Industries India Ltd.	394	9,658
Salzer Electronics Ltd.	65	679
SAMHI Hotels Ltd.(1)	102	169
Sammaan Capital Ltd.	7,392	9,393
Samvardhana Motherson International Ltd.	53,601	73,210
Sandhar Technologies Ltd.	290	1,145
Sandur Manganese & Iron Ores Ltd.	61	272
Sanghvi Movers Ltd.	434	1,054
Sanofi Consumer Healthcare India Ltd.(1)	239	12,438
Sanofi India Ltd.	208	11,931

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Sansera Engineering Ltd.	1,450	$18,628
Sapphire Foods India Ltd.(1)	3,918	13,936
Sarda Energy & Minerals Ltd.	3,412	17,761
Saregama India Ltd.	319	1,624
Savita Oil Technologies Ltd.	48	210
SBFC Finance Ltd.(1)	13,887	14,088
SBI Cards & Payment Services Ltd.	3,493	33,632
SBI Life Insurance Co. Ltd.	1,575	25,839
Schneider Electric Infrastructure Ltd.(1)	269	1,893
SEAMEC Ltd.(1)	592	6,358
Selan Exploration Technology Ltd.(1)	79	458
Servotech Renewable Power System Ltd.	4,895	6,314
SH Kelkar & Co. Ltd.	627	1,191
Shaily Engineering Plastics Ltd.	130	2,265
Shakti Pumps India Ltd.	234	2,173
Shankara Building Products Ltd.	14	89
Sharda Cropchem Ltd.	188	1,070
Share India Securities Ltd.	3,969	8,584
Shilpa Medicare Ltd.(1)	325	2,279
Shipping Corp. of India Ltd.	2,574	4,320
Shivalik Bimetal Controls Ltd.	27	126
Shree Cement Ltd.	39	12,203
Shree Digvijay Cement Co. Ltd.	1,097	875
Shriram Finance Ltd.	27,652	196,156
Shriram Pistons & Rings Ltd.	371	7,880
Shyam Metalics & Energy Ltd.	2,872	23,462
Siemens Ltd.	244	12,965
Siyaram Silk Mills Ltd.	1,137	7,850
SJS Enterprises Ltd.	211	2,062
SJVN Ltd.	980	950
SKF India Ltd.	408	17,279
Skipper Ltd.	493	2,228
SMC Global Securities Ltd.	887	1,168
SML ISUZU Ltd.	56	679
SMS Pharmaceuticals Ltd.	62	136
Snowman Logistics Ltd.	348	185
Sobha Ltd.	226	3,111
Solar Industries India Ltd.	228	22,845
Solara Active Pharma Sciences Ltd.(1)	115	623
Somany Ceramics Ltd.	146	743
Sona Blw Precision Forgings Ltd.	3,069	17,410
Sonata Software Ltd.	379	1,570
South Indian Bank Ltd.	15,308	4,186
Southern Petrochemical Industries Corp. Ltd.	251	217
Spandana Sphoorty Financial Ltd.(1)	39	113
SRF Ltd.	237	7,591
Star Cement Ltd.(1)	5,919	13,747
Star Health & Allied Insurance Co. Ltd.(1)	204	878
State Bank of India, GDR	1,962	155,036
Sterling & Wilson Renewable(1)	220	647
Sterlite Technologies Ltd.(1)	290	287
Stove Kraft Ltd.	101	828
Strides Pharma Science Ltd.	1,876	13,318
Stylam Industries Ltd.(1)	376	6,803

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Subros Ltd.	150	$985
Sudarshan Chemical Industries Ltd.	606	6,022
Sula Vineyards Ltd.	429	1,248
Sumitomo Chemical India Ltd.	449	2,373
Sun Pharmaceutical Industries Ltd.	5,595	102,040
Sun TV Network Ltd.	3,773	24,298
Sundaram Finance Holdings Ltd.	2,118	5,901
Sundaram Finance Ltd.	380	19,774
Sundram Fasteners Ltd.	949	10,156
Sunflag Iron & Steel Co. Ltd.(1)	3,823	9,243
Sunteck Realty Ltd.	205	860
Suprajit Engineering Ltd.	1,580	7,265
Supreme Industries Ltd.	799	30,546
Supreme Petrochem Ltd.	2,069	12,712
Supriya Lifescience Ltd.	1,515	10,373
Suraj Estate Developers Ltd.	124	424
Surya Roshni Ltd.	2,858	7,017
Suryoday Small Finance Bank Ltd.(1)	516	670
Suven Pharmaceuticals Ltd.(1)	885	12,317
Suzlon Energy Ltd.(1)	57,382	32,852
Swaraj Engines Ltd.	94	2,820
Swelect Energy Systems Ltd.	70	414
Symphony Ltd.	66	804
Syngene International Ltd.	3,467	25,930
TAJGVK Hotels & Resorts Ltd.	52	267
Talbros Automotive Components Ltd.	46	114
Tanla Platforms Ltd.	1,136	5,702
TARC Ltd.(1)	262	359
Tata Chemicals Ltd.	1,546	13,793
Tata Communications Ltd.	1,305	20,269
Tata Consultancy Services Ltd.	6,438	257,395
Tata Consumer Products Ltd.	1,436	15,891
Tata Elxsi Ltd.	575	35,683
Tata Investment Corp. Ltd.	81	5,638
Tata Motors Ltd.	20,878	149,032
Tata Power Co. Ltd.	4,733	18,451
Tata Steel Ltd.	96,445	152,340
TD Power Systems Ltd.	539	1,916
TeamLease Services Ltd.(1)	303	6,764
Tech Mahindra Ltd.	6,282	107,525
Technocraft Industries India Ltd.(1)	300	8,526
Tega Industries Ltd.	454	6,894
Texmaco Infrastructure & Holdings Ltd.	112	120
Thanga Mayil Jewellery Ltd.	358	7,758
Thanga Mayil Jewellery Ltd.	47	1,014
Thermax Ltd.	64	2,384
Thirumalai Chemicals Ltd.	620	1,510
Thomas Cook India Ltd.	5,073	7,271
Thyrocare Technologies Ltd.	43	340
Time Technoplast Ltd.	1,131	4,651
Timken India Ltd.	133	3,772
Tips Music Ltd.	1,557	10,546
Titan Co. Ltd.	816	28,844
Torrent Pharmaceuticals Ltd.	1,115	37,667

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Torrent Power Ltd.	1,973	$28,661
Tourism Finance Corp. of India Ltd.	842	1,438
TransIndia Real Estate Ltd.	390	129
Trent Ltd.	837	46,666
Trident Ltd.	15,402	4,570
Triveni Engineering & Industries Ltd.	2,696	10,824
Triveni Turbine Ltd.	1,994	11,163
TTK Prestige Ltd.	78	559
Tube Investments of India Ltd.	631	17,835
TVS Motor Co. Ltd.	788	20,126
Uflex Ltd.	1,039	5,373
Ugro Capital Ltd.(1)	604	1,074
Ujjivan Small Finance Bank Ltd.	3,845	1,420
UltraTech Cement Ltd.	617	71,694
Union Bank of India Ltd.	8,392	10,850
Unitech Ltd.(1)	2,523	180
United Spirits Ltd.	2,349	34,573
UNO Minda Ltd.	1,406	13,325
UPL Ltd.	13,368	97,051
UPL Ltd.(1)	1,519	4,569
Usha Martin Ltd.	3,772	12,818
UTI Asset Management Co. Ltd.	1,126	12,149
Utkarsh Small Finance Bank Ltd.	4,851	1,328
VA Tech Wabag Ltd.(1)	532	7,975
Vaibhav Global Ltd.	46	120
Valor Estate Ltd.(1)	418	594
Vardhman Textiles Ltd.	1,442	6,282
Varroc Engineering Ltd.(1)	1,475	7,152
Varun Beverages Ltd.	6,693	33,453
Vascon Engineers Ltd.(1)	223	88
Vedant Fashions Ltd.	654	6,327
Vedanta Ltd.	20,078	91,321
Veedol Corporation Ltd.	14	232
Venky's India Ltd.	20	375
Vesuvius India Ltd.	35	1,598
V-Guard Industries Ltd.	2,855	10,116
Vijaya Diagnostic Centre Ltd.	1,263	13,264
Vinati Organics Ltd.	244	4,260
Vindhya Telelinks Ltd.	15	232
VIP Industries Ltd.(1)	1,707	5,923
Vishnu Chemicals Ltd.	120	547
V-Mart Retail Ltd.(1)	377	12,926
Vodafone Idea Ltd.(1)	116,189	10,092
Voltamp Transformers Ltd.	36	2,598
Voltas Ltd.	971	14,704
VST Tillers Tractors Ltd.	9	350
Waaree Renewable Technologies Ltd.	204	1,938
Welspun Corp. Ltd.	2,558	21,672
Welspun Enterprises Ltd.	906	4,338
Welspun Living Ltd.	1,394	1,713
West Coast Paper Mills Ltd.	1,409	6,345
Westlife Foodworld Ltd.(1)	1,504	11,762
Wheels India Ltd.	142	918
Whirlpool of India Ltd.	593	6,320

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Windlas Biotech Ltd.	35	$307
Wipro Ltd., ADR	18,816	61,528
Wockhardt Ltd.(1)	1,196	15,889
Wonderla Holidays Ltd.	125	916
Xchanging Solutions Ltd.	85	89
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	110	453
Yes Bank Ltd.(1)	64,679	12,445
Yuken India Ltd.	93	824
Zee Entertainment Enterprises Ltd.	12,570	13,453
Zen Technologies Ltd.	58	699
Zensar Technologies Ltd.	2,626	22,313
ZF Commercial Vehicle Control Systems India Ltd.	12	1,505
Zomato Ltd.(1)	23,223	59,314
Zuari Industries Ltd.	46	129
Zydus Lifesciences Ltd.	1,362	13,692
		15,897,159
Indonesia — 2.5%
ABM Investama Tbk. PT	38,100	6,811
Adaro Andalan Indonesia PT(1)	103,184	41,852
Adaro Minerals Indonesia Tbk. PT(1)	249,500	11,680
Alam Sutera Realty Tbk. PT(1)	658,300	4,612
Alamtri Resources Indonesia Tbk. PT	453,700	56,847
Amman Mineral Internasional PT(1)	56,600	22,394
Aneka Tambang Tbk. PT	247,400	23,730
Aspirasi Hidup Indonesia Tbk. PT	226,100	8,800
Astra International Tbk. PT	335,300	91,692
Astra Otoparts Tbk. PT	71,400	8,372
Bank BTPN Syariah Tbk. PT	122,400	6,470
Bank Central Asia Tbk. PT	305,500	155,682
Bank Jago Tbk. PT(1)	6,600	700
Bank Mandiri Persero Tbk. PT	568,200	159,084
Bank Negara Indonesia Persero Tbk. PT	257,400	62,845
Bank Pan Indonesia Tbk. PT(1)	117,600	9,164
Bank Rakyat Indonesia Persero Tbk. PT	566,700	116,169
Bank Tabungan Negara Persero Tbk. PT	170,800	8,633
Barito Pacific Tbk. PT	99,622	4,729
BFI Finance Indonesia Tbk. PT	251,500	12,771
Bukalapak.com Tbk. PT(1)	60,100	483
Bukit Asam Tbk. PT	143,300	22,447
Bumi Resources Minerals Tbk. PT(1)	1,229,800	26,397
Bumi Resources Tbk. PT(1)	1,469,000	8,348
Bumi Serpong Damai Tbk. PT(1)	219,600	11,013
Chandra Asri Pacific Tbk. PT	28,300	11,438
Charoen Pokphand Indonesia Tbk. PT	55,400	14,014
Ciputra Development Tbk. PT	265,300	12,732
Cisarua Mountain Dairy Tbk. PT	32,000	8,797
Darma Henwa Tbk. PT(1)	1,537,000	11,507
Delta Dunia Makmur Tbk. PT	396,400	10,780
Dharma Satya Nusantara Tbk. PT	427,100	23,437
Elang Mahkota Teknologi Tbk. PT	249,500	8,220
Erajaya Swasembada Tbk. PT	425,200	9,342
ESSA Industries Indonesia Tbk. PT	378,000	16,675
Gajah Tunggal Tbk. PT	161,000	9,818
Global Mediacom Tbk. PT(1)	56,100	494

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Harum Energy Tbk. PT(1)	95,200	$3,997
Indah Kiat Pulp & Paper Tbk. PT	61,800	17,544
Indika Energy Tbk. PT	105,900	8,537
Indo Tambangraya Megah Tbk. PT	14,500	20,743
Indocement Tunggal Prakarsa Tbk. PT	2,700	734
Indofood CBP Sukses Makmur Tbk. PT	12,100	7,626
Indofood Sukses Makmur Tbk. PT	22,200	9,542
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	180,900	6,060
Japfa Comfeed Indonesia Tbk. PT	247,500	27,866
Jasa Marga Persero Tbk. PT	53,600	11,524
Kalbe Farma Tbk. PT	152,500	9,933
Kawasan Industri Jababeka Tbk. PT(1)	804,500	8,389
Map Aktif Adiperkasa PT	410,800	19,812
Mark Dynamics Indonesia Tbk. PT	11,900	628
Medco Energi Internasional Tbk. PT	277,900	16,834
Media Nusantara Citra Tbk. PT(1)	299,500	4,267
Medikaloka Hermina Tbk. PT	314,300	25,878
Merdeka Copper Gold Tbk. PT(1)	44,300	3,755
Midi Utama Indonesia Tbk. PT	67,400	1,424
Mitra Adiperkasa Tbk. PT	403,300	34,971
Mitra Keluarga Karyasehat Tbk. PT	43,500	6,176
Mitra Pinasthika Mustika Tbk. PT	18,400	1,034
Pabrik Kertas Tjiwi Kimia Tbk. PT	45,400	12,899
Pakuwon Jati Tbk. PT	577,300	13,118
Panin Financial Tbk. PT(1)	410,100	7,679
Perusahaan Gas Negara Tbk. PT	176,500	16,053
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	164,600	9,688
Petrindo Jaya Kreasi Tbk. PT(1)	1,900	767
Petrosea Tbk. PT	102,200	19,418
Rukun Raharja Tbk. PT	75,200	13,368
Sarana Menara Nusantara Tbk. PT	400,400	12,570
Semen Indonesia Persero Tbk. PT	116,100	16,340
Siloam International Hospitals Tbk. PT	91,100	15,064
Sumber Alfaria Trijaya Tbk. PT	287,200	38,105
Summarecon Agung Tbk. PT	366,700	8,282
Surya Semesta Internusa Tbk. PT	9,300	478
Telkom Indonesia Persero Tbk. PT, ADR	5,387	78,219
Tempo Scan Pacific Tbk. PT	60,700	8,052
Timah Tbk. PT(1)	117,200	6,243
Transcoal Pacific Tbk. PT	700	286
Triputra Agro Persada PT	271,500	13,202
Unilever Indonesia Tbk. PT	125,500	7,691
United Tractors Tbk. PT	46,300	62,507
Vale Indonesia Tbk. PT(1)	44,600	7,835
XL Axiata Tbk. PT	186,400	24,861
		1,658,978
Malaysia — 2.6%
Aeon Co. M Bhd.	40,300	12,848
AFFIN Bank Bhd.	24,100	15,404
AirAsia X Bhd.(1)	22,100	8,593
Alliance Bank Malaysia Bhd.	30,100	35,456
AMMB Holdings Bhd.	59,100	76,358
Axiata Group Bhd.	37,700	17,693
Bank Islam Malaysia Bhd.	23,400	13,128

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Berjaya Corp. Bhd.(1)	205,500	$13,627
Bermaz Auto Bhd.	31,700	7,400
Bumi Armada Bhd.(1)	21,500	2,709
Bursa Malaysia Bhd.	18,100	32,376
Cahya Mata Sarawak Bhd.	43,200	10,315
Carlsberg Brewery Malaysia Bhd.	3,300	13,830
CCK Consolidated Holdings Bhd.	5,300	1,403
CELCOMDIGI Bhd.	3,700	3,063
CIMB Group Holdings Bhd.	101,200	177,742
CTOS Digital Bhd.	1,800	462
Dagang NeXchange Bhd.(1)	33,800	2,093
Dayang Enterprise Holdings Bhd.	11,300	4,471
Dialog Group Bhd.	6,200	2,202
Dufu Technology Corp. Bhd.	2,400	711
DXN Holdings Bhd.	7,400	848
Eastern & Oriental Bhd.	14,000	2,581
Eco World Development Group Bhd.	5,200	2,329
Econpile Holdings Bhd.(1)	1,000	72
Ekovest Bhd.(1)	2,100	137
Farm Fresh Bhd.	3,500	1,305
Fraser & Neave Holdings Bhd.	2,000	11,200
Frontken Corp. Bhd.	15,700	13,224
Gamuda Bhd.	26,200	25,687
Genting Bhd.	27,800	20,544
Genting Malaysia Bhd.	38,100	16,270
Greatech Technology Bhd.(1)	2,800	1,053
Hartalega Holdings Bhd.	2,300	1,163
Heineken Malaysia Bhd.	3,100	18,525
Hiap Teck Venture Bhd.	14,000	929
Hibiscus Petroleum Bhd.	7,600	2,680
Hong Leong Bank Bhd.	6,000	28,844
Hup Seng Industries Bhd.	3,700	864
IHH Healthcare Bhd.	12,600	21,039
IJM Corp. Bhd.	45,300	21,418
Inari Amertron Bhd.	18,300	8,555
IOI Corp. Bhd.	13,000	11,337
IOI Properties Group Bhd.	31,500	13,504
Iskandar Waterfront City Bhd.(1)	14,500	1,259
ITMAX SYSTEM Bhd.	2,000	1,749
Jaya Tiasa Holdings Bhd.	52,500	14,853
Kelington Group Bhd.	20,100	15,783
Kossan Rubber Industries Bhd.	3,300	1,319
KPJ Healthcare Bhd.	23,500	12,505
KSL Holdings Bhd.(1)	6,400	2,305
Kuala Lumpur Kepong Bhd.	2,500	11,557
LBS Bina Group Bhd.	14,600	1,656
Mah Sing Group Bhd.	71,500	19,945
Malakoff Corp. Bhd.	97,100	17,924
Malayan Banking Bhd.	46,300	111,311
Malayan Cement Bhd.	500	556
Malayan Flour Mills Bhd.	16,800	1,900
Malaysian Pacific Industries Bhd.	300	1,243
Malaysian Resources Corp. Bhd.	25,500	2,556
Matrix Concepts Holdings Bhd.	43,350	13,723

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Maxis Bhd.	15,100	$11,727
MBSB Bhd.	80,100	12,772
Mi Technovation Bhd.	400	167
MISC Bhd.	10,300	16,863
Mr. DIY Group M Bhd.	49,200	15,252
My EG Services Bhd.	123,500	24,336
Naim Holdings Bhd.(1)	2,800	561
Nationgate Holdings Bhd.	21,600	9,038
Nestle Malaysia Bhd.	300	5,687
NEXG Bhd.	15,700	900
OSK Holdings Bhd.	4,500	1,919
PA Resources Bhd.	2,100	94
Pecca Group Bhd.	4,300	1,398
Pentamaster Corp. Bhd.	2,400	1,668
Perdana Petroleum Bhd.(1)	4,200	203
Petronas Chemicals Group Bhd.	1,200	1,003
Petronas Dagangan Bhd.	4,900	21,094
Petronas Gas Bhd.	9,700	38,049
PPB Group Bhd.	6,100	14,687
Press Metal Aluminium Holdings Bhd.	35,500	40,324
Public Bank Bhd.	121,000	123,098
QL Resources Bhd.	25,950	28,248
Ranhill Utilities Bhd.(1)	9,819	2,844
RGB International Bhd.	19,800	1,695
RHB Bank Bhd.	23,900	37,028
SD Guthrie Bhd.	27,500	31,261
Sime Darby Bhd.	27,500	13,523
Sime Darby Property Bhd.	68,400	21,584
SKP Resources Bhd.	21,300	4,791
SP Setia Bhd. Group	24,000	7,250
Sunway Bhd.	10,500	10,868
Supermax Corp. Bhd.(1)	64,080	10,936
Telekom Malaysia Bhd.	16,500	25,287
Tenaga Nasional Bhd.	52,300	159,757
TH Plantations Bhd.	1,700	227
TIME dotCom Bhd.	2,100	2,406
Top Glove Corp. Bhd.(1)	55,100	11,212
TSH Resources Bhd.	42,900	11,477
UEM Sunrise Bhd.	7,400	1,492
Unisem M Bhd.	2,200	1,069
United Plantations Bhd.	3,750	19,273
Velesto Energy Bhd.	83,600	3,101
ViTrox Corp. Bhd.	1,000	698
VS Industry Bhd.	115,200	25,160
VSTECS Bhd.	3,100	2,213
WCT Holdings Bhd.(1)	79,100	13,445
Yinson Holdings Bhd.	39,600	19,951
YTL Corp. Bhd.	26,100	11,090
YTL Power International Bhd.	23,100	16,492
		1,743,354
Mexico — 3.5%
Alfa SAB de CV, Class A	108,668	92,627
Alpek SAB de CV	19,626	12,432
Alsea SAB de CV	9,230	20,235

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
America Movil SAB de CV, ADR	10,279	$146,270
Arca Continental SAB de CV	1,726	17,850
Banco del Bajio SA	34,154	77,351
Bolsa Mexicana de Valores SAB de CV	4,038	7,171
Cemex SAB de CV, ADR	12,360	76,632
Coca-Cola Femsa SAB de CV	8,100	72,039
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	4,083	26,458
Corp. Inmobiliaria Vesta SAB de CV	18,888	44,201
Fomento Economico Mexicano SAB de CV, ADR	1,016	95,585
GCC SAB de CV	7,424	72,524
Genomma Lab Internacional SAB de CV, Class B	42,154	52,872
Gentera SAB de CV	48,510	67,736
Gruma SAB de CV, B Shares	5,781	99,670
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	794	61,321
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	618	117,451
Grupo Aeroportuario del Sureste SAB de CV, ADR	221	59,851
Grupo Bimbo SAB de CV, Series A	10,058	27,075
Grupo Carso SAB de CV, Series A1	3,464	20,116
Grupo Comercial Chedraui SA de CV(2)	9,592	55,049
Grupo Financiero Banorte SAB de CV, Class O	42,074	297,470
Grupo Financiero Inbursa SAB de CV, Class O(1)	27,130	62,631
Grupo Mexico SAB de CV, Series B	31,758	149,411
Grupo Televisa SAB, ADR	22,477	43,830
Industrias Penoles SAB de CV(1)	6,260	96,303
Kimberly-Clark de Mexico SAB de CV, A Shares	23,090	34,690
La Comer SAB de CV	6,340	10,423
Megacable Holdings SAB de CV	48,510	104,199
Nemak SAB de CV(1)	35,224	4,593
Promotora y Operadora de Infraestructura SAB de CV	3,050	30,439
Qualitas Controladora SAB de CV	5,192	49,864
Regional SAB de CV	6,930	44,856
Wal-Mart de Mexico SAB de CV	26,634	70,868
		2,322,093
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	1,155	14,726
Credicorp Ltd.	1,017	186,131
Intercorp Financial Services, Inc.	1,843	59,050
Southern Copper Corp.	680	60,473
		320,380
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	5,900	3,349
ACEN Corp.	141,000	7,483
Ayala Corp.	2,370	22,624
Ayala Land, Inc.	36,700	13,753
Bank of the Philippine Islands	31,880	68,370
BDO Unibank, Inc.	31,950	82,789
Century Pacific Food, Inc.	27,500	19,188
Converge Information & Communications Technology Solutions, Inc.	121,100	32,444
DigiPlus Interactive Corp.	52,300	31,388
DMCI Holdings, Inc.	76,300	14,762
GT Capital Holdings, Inc.	910	7,993
International Container Terminal Services, Inc.	10,100	60,881
JG Summit Holdings, Inc.	29,500	8,094
Jollibee Foods Corp.	6,160	27,354

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Manila Electric Co.	3,270	$27,655
Manila Water Co., Inc.	7,500	3,886
Megaworld Corp.	411,000	12,353
Metropolitan Bank & Trust Co.	50,230	62,163
PLDT, Inc., ADR(2)	1,229	28,021
Puregold Price Club, Inc.	45,500	21,852
Semirara Mining & Power Corp.	18,400	11,860
SM Investments Corp.	790	10,448
SM Prime Holdings, Inc.	56,100	21,631
Universal Robina Corp.	5,640	6,458
		606,799
Poland — 1.9%
Alior Bank SA	3,862	90,869
Allegro.eu SA(1)	5,683	39,313
Asseco Poland SA	595	20,375
Bank Millennium SA(1)	25,187	72,304
Bank Polska Kasa Opieki SA	3,115	131,742
Benefit Systems SA	61	43,539
Budimex SA	204	27,429
CCC SA(1)	1,765	82,686
CD Projekt SA	239	13,159
Cyfrowy Polsat SA(1)	1,923	6,614
Dino Polska SA(1)	397	48,775
Enea SA(1)	9,191	31,302
Eurocash SA	1,947	4,494
Grupa Azoty SA(1)	1,108	5,627
Grupa Kety SA	418	83,309
Jastrzebska Spolka Weglowa SA(1)	459	2,844
KGHM Polska Miedz SA	1,947	62,370
KRUK SA	201	20,381
LPP SA	14	63,249
mBank SA(1)	127	23,470
Orange Polska SA	8,592	17,513
ORLEN SA	6,041	94,301
Pepco Group NV(1)	1,966	8,179
PGE Polska Grupa Energetyczna SA(1)	9,186	16,284
Powszechna Kasa Oszczednosci Bank Polski SA	5,642	96,498
Powszechny Zaklad Ubezpieczen SA	6,660	89,051
Santander Bank Polska SA	260	33,728
Tauron Polska Energia SA(1)	9,175	10,009
XTB SA	2,338	38,228
		1,277,642
South Africa — 5.8%
Absa Group Ltd.	16,003	159,925
AECI Ltd.	5,369	27,394
African Rainbow Minerals Ltd.	3,392	24,613
Anglo American Platinum Ltd.	258	7,741
Anglogold Ashanti PLC	913	26,149
Aspen Pharmacare Holdings Ltd.	5,709	49,884
Astral Foods Ltd.	934	8,286
AVI Ltd.	11,155	55,706
Barloworld Ltd.	8,418	46,010
Bid Corp. Ltd.	2,633	63,157
Bidvest Group Ltd.	4,298	56,189

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Capitec Bank Holdings Ltd.	594	$97,614
Clicks Group Ltd.	4,442	82,227
Coronation Fund Managers Ltd.	10,394	21,446
DataTec Ltd.	11,778	29,895
Dis-Chem Pharmacies Ltd.	13,905	24,110
Discovery Ltd.	6,265	69,183
Exxaro Resources Ltd.	5,349	44,047
Famous Brands Ltd.	1,311	3,998
FirstRand Ltd.	51,579	193,647
Fortress Real Estate Investments Ltd., Class B	34,315	35,935
Foschini Group Ltd.	15,951	115,932
Gold Fields Ltd., ADR	9,783	175,800
Grindrod Ltd.	15,925	11,168
Harmony Gold Mining Co. Ltd., ADR	8,725	86,814
Impala Platinum Holdings Ltd.(1)	25,945	122,685
Investec Ltd.	2,437	15,601
Kumba Iron Ore Ltd.	499	9,952
Life Healthcare Group Holdings Ltd.(2)	18,239	14,405
Momentum Group Ltd.	55,422	90,060
Motus Holdings Ltd.	6,749	32,519
Mr. Price Group Ltd.	5,312	68,745
MTN Group Ltd.	31,982	199,914
MultiChoice Group(1)	5,562	31,542
Naspers Ltd., N Shares	732	173,771
Nedbank Group Ltd.(2)	8,418	126,050
NEPI Rockcastle NV(1)	7,902	57,036
Netcare Ltd.	49,585	35,813
Ninety One Ltd.	3,391	5,953
Northam Platinum Holdings Ltd.(2)	14,376	74,980
Old Mutual Ltd.	173,471	116,940
Omnia Holdings Ltd.	11,063	37,860
OUTsurance Group Ltd.	13,225	50,482
Pepkor Holdings Ltd.	12,279	16,906
Pick n Pay Stores Ltd.(1)(2)	8,162	12,370
Reinet Investments SCA	2,320	57,077
Remgro Ltd.	4,140	32,724
Sanlam Ltd.	24,873	114,528
Santam Ltd.	699	15,210
Sappi Ltd.	23,027	50,040
Sasol Ltd., ADR(2)	5,049	22,064
Shoprite Holdings Ltd.	4,044	58,850
Sibanye Stillwater Ltd., ADR(1)(2)	26,793	85,470
SPAR Group Ltd.(1)	6,925	49,011
Standard Bank Group Ltd.	15,735	182,551
Sun International Ltd.	5,334	10,898
Telkom SA SOC Ltd.(1)	12,437	23,925
Thungela Resources Ltd.	3,623	21,465
Tiger Brands Ltd.	5,649	82,443
Truworths International Ltd.	10,396	43,545
Vodacom Group Ltd.	8,037	50,782
We Buy Cars Holdings Ltd.	3,963	9,475
Wilson Bayly Holmes-Ovcon Ltd.	1,443	14,468
Woolworths Holdings Ltd.	21,659	67,070
		3,802,050

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
South Korea — 13.3%
Able C&C Co. Ltd.	294	$1,445
Aekyung Chemical Co. Ltd.	51	255
Aekyung Industrial Co. Ltd.(1)	136	1,294
Agabang & Company(1)	50	186
Ahnlab, Inc.	19	983
Alteogen, Inc.(1)	59	15,725
Amorepacific Corp.(1)	157	12,590
AMOREPACIFIC Group(1)	91	1,321
Ananti, Inc.(1)	546	2,202
APR Corp.(1)	50	2,028
Asiana Airlines, Inc.(1)	464	3,395
BGF retail Co. Ltd.	296	20,218
BH Co. Ltd.	1,247	12,886
Binggrae Co. Ltd.(1)	214	14,184
BNK Financial Group, Inc.	6,923	52,898
Boryung	198	1,357
C&C International Co. Ltd.	14	340
Celltrion Pharm, Inc.(1)	8	298
Celltrion, Inc.	444	56,006
Cheil Worldwide, Inc.	1,517	18,569
Cheryong Electric Co. Ltd.	361	9,647
Chong Kun Dang Pharmaceutical Corp.	239	13,220
CJ CGV Co. Ltd.(1)	3,512	12,143
CJ CheilJedang Corp.	223	36,209
CJ Corp.	283	20,002
CJ ENM Co. Ltd.(1)	354	14,722
CJ Logistics Corp.	335	21,504
Classys, Inc.(1)	132	5,717
Com2uSCorp	10	307
Cosmax, Inc.	204	23,889
CosmoAM&T Co. Ltd.(1)	32	1,181
Coway Co. Ltd.	1,636	90,586
CS Wind Corp.	584	16,351
Daeduck Electronics Co. Ltd.	911	11,228
Daesang Corp.(1)	944	14,953
Daewoo Engineering & Construction Co. Ltd.(1)	4,463	10,384
Daewoong Co. Ltd.	646	8,904
Daewoong Pharmaceutical Co. Ltd.	130	11,323
Daishin Securities Co. Ltd.	254	2,938
Daou Data Corp.	23	172
Daou Technology, Inc.(1)	73	1,014
DB HiTek Co. Ltd.(1)	781	23,248
DB Insurance Co. Ltd.	1,418	88,846
Dentium Co. Ltd.	25	1,152
Devsisters Co. Ltd.(1)	4	93
DGB Financial Group, Inc.	3,140	19,910
DI Dong Il Corp.(1)	416	13,311
DL E&C Co. Ltd.	837	23,231
DL Holdings Co. Ltd.	473	10,842
DN Automotive Corp.	25	364
Dong-A Socio Holdings Co. Ltd.	114	7,604
Dong-A ST Co. Ltd.(1)	7	225
Dongjin Semichem Co. Ltd.	402	7,272

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
DongKook Pharmaceutical Co. Ltd.	58	$617
Dongkuk Steel Mill Co. Ltd.	410	2,609
Dongsuh Cos., Inc.	97	1,561
Dongwha Enterprise Co. Ltd.(1)	30	229
Dongwon F&B Co. Ltd.	90	1,923
Dongwon Systems Corp.	48	1,225
Doosan Bobcat, Inc.	416	13,409
Doosan Co. Ltd.	29	6,476
Doosan Enerbility Co. Ltd.(1)	4,220	73,936
Doosan Tesna, Inc.	102	2,121
DoubleUGames Co. Ltd.	296	9,686
Douzone Bizon Co. Ltd.	303	14,688
Dreamtech Co. Ltd.	44	217
Duk San Neolux Co. Ltd.(1)	4	85
Ecopro BM Co. Ltd.(1)	76	6,228
Ecopro Co. Ltd.	44	1,886
Ecopro HN Co. Ltd.(1)	131	2,589
Ecopro Materials Co. Ltd.(1)	3	181
E-MART, Inc.	474	24,742
EMRO, Inc.	57	2,503
EM-Tech Co. Ltd.	40	505
Enchem Co. Ltd.(1)	135	9,750
Eo Technics Co. Ltd.(1)	20	1,799
Eugene Investment & Securities Co. Ltd.	917	1,630
Eugene Technology Co. Ltd.(1)	33	959
F&F Co. Ltd.	488	23,690
Fila Holdings Corp.	820	21,020
Gaonchips Co. Ltd.(1)	57	1,854
GOLFZON Co. Ltd.(1)	55	2,227
Gradiant Corp.	37	338
Grand Korea Leisure Co. Ltd.	304	2,382
Green Cross Corp.	100	8,594
Green Cross Holdings Corp.	27	257
GS Engineering & Construction Corp.	1,714	20,644
GS Holdings Corp.	1,442	35,571
GS P&L Co. Ltd.(1)	55	803
GS Retail Co. Ltd.	234	2,396
HAESUNG DS Co. Ltd.	96	1,930
Han Kuk Carbon Co. Ltd.	1,396	14,726
Hana Financial Group, Inc.	5,129	209,163
Hana Materials, Inc.	30	612
Hana Micron, Inc.	116	877
Hana Tour Service, Inc.	109	4,275
Hancom, Inc.	35	509
Handsome Co. Ltd.(1)	45	493
Hanil Cement Co. Ltd.	269	2,884
Hanjin Kal Corp.	212	12,065
Hankook & Co. Co. Ltd.	840	9,123
Hankook Tire & Technology Co. Ltd.(1)	2,122	55,042
Hanmi Pharm Co. Ltd.	79	13,017
Hanmi Science Co. Ltd.	24	463
Hanmi Semiconductor Co. Ltd.	305	19,942
Hanon Systems(1)	4,193	12,759
Hansae Co. Ltd.(1)	204	1,631

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Hansol Chemical Co. Ltd.	100	$7,547
Hanssem Co. Ltd.	11	346
Hanwha Aerospace Co. Ltd.	384	156,720
Hanwha Corp.	1,214	33,773
Hanwha Corp., Preference Shares	734	8,634
Hanwha Engine(1)	1,174	18,174
Hanwha General Insurance Co. Ltd.	3,414	8,935
Hanwha Investment & Securities Co. Ltd.(1)	1,043	2,481
Hanwha Life Insurance Co. Ltd.	7,300	13,137
Hanwha Ocean Co. Ltd.(1)	197	10,027
Hanwha Solutions Corp.	1,016	15,060
Hanwha Systems Co. Ltd.	136	2,860
Hanwha Vision Co. Ltd.(1)	239	7,928
Harim Holdings Co. Ltd.	337	1,172
HD Hyundai Co. Ltd.	1,227	61,292
HD Hyundai Construction Equipment Co. Ltd.	431	22,105
HD Hyundai Electric Co. Ltd.	369	83,478
HD Hyundai Heavy Industries Co. Ltd.	303	61,278
HD Hyundai Infracore Co. Ltd.(1)	5,881	34,304
HD HYUNDAI MIPO	59	4,241
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	870	127,234
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	1,104	13,834
Hite Jinro Co. Ltd.	989	12,826
HK inno N Corp.(1)	5	123
HL Mando Co. Ltd.(1)	943	28,641
HLB, Inc.(1)	385	23,490
HMM Co. Ltd.	3,053	41,010
Hotel Shilla Co. Ltd.(1)	39	1,067
HPSP Co. Ltd.	274	5,096
HS Hyosung Advanced Materials Corp.	28	3,596
HS Hyosung Corp.(1)	3	61
Hugel, Inc.(1)	65	14,132
Humedix Co. Ltd.	436	11,280
HYBE Co. Ltd.(1)	154	27,208
Hyosung Corp.	283	9,132
Hyosung Heavy Industries Corp.	95	28,516
Hyosung TNC Corp.	95	14,688
HYUNDAI Corp.	77	1,273
Hyundai Department Store Co. Ltd.(1)	449	17,568
Hyundai Elevator Co. Ltd.	538	20,279
Hyundai Engineering & Construction Co. Ltd.	1,032	23,734
Hyundai Glovis Co. Ltd.	1,138	101,533
Hyundai Home Shopping Network Corp.(1)	18	642
Hyundai Marine & Fire Insurance Co. Ltd.	2,008	31,986
Hyundai Mobis Co. Ltd.	693	116,616
Hyundai Motor Co.	1,643	217,855
Hyundai Rotem Co. Ltd.(1)	731	39,202
Hyundai Steel Co.	2,528	46,232
Hyundai Wia Corp.	399	11,186
Industrial Bank of Korea	3,599	38,390
Innocean Worldwide, Inc.	219	2,755
Innox Advanced Materials Co. Ltd.	805	15,725
Intellian Technologies, Inc.	89	2,127
Interflex Co. Ltd.(1)	26	168

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
INTOPS Co. Ltd.	58	$726
IS Dongseo Co. Ltd.	35	408
i-SENS, Inc.	6	66
IsuPetasys Co. Ltd.(1)	158	4,170
JB Financial Group Co. Ltd.	3,887	45,860
Jeju Air Co. Ltd.(1)	429	2,073
Jin Air Co. Ltd.(1)	291	1,955
Jusung Engineering Co. Ltd.	64	1,470
JW Pharmaceutical Corp.	92	1,392
JYP Entertainment Corp.(1)	298	17,210
K Car Co. Ltd.	130	1,157
Kakao Corp.(1)	212	6,280
Kakao Games Corp.(1)	26	285
KakaoBank Corp.	1,312	22,219
Kakaopay Corp.(1)	12	283
Kangwon Land, Inc.(1)	1,433	15,757
KB Financial Group, Inc., ADR	4,313	234,282
KC Co. Ltd.(1)	39	498
KC Tech Co. Ltd.(1)	25	584
KCC Corp.	87	15,469
KCC Glass Corp.	26	554
KEPCO Engineering & Construction Co., Inc.(1)	48	2,098
KEPCO Plant Service & Engineering Co. Ltd.(1)	256	7,359
KG Dongbusteel(1)	272	1,144
KH Vatec Co. Ltd.	175	1,135
Kia Corp.	3,432	219,473
KISCO Corp.	395	2,148
KIWOOM Securities Co. Ltd.	265	20,763
Koh Young Technology, Inc.(1)	79	899
Kolmar Korea Co. Ltd.(1)	26	1,098
Kolon Industries, Inc.	597	13,666
KoMiCo Ltd.	23	697
Korea Aerospace Industries Ltd.(1)	360	15,622
Korea Electric Power Corp., ADR	3,549	25,908
Korea Electric Terminal Co. Ltd.	263	13,032
Korea Gas Corp.	443	10,607
Korea Investment Holdings Co. Ltd.	1,179	64,452
Korea Line Corp.(1)	2,676	3,078
Korea Petrochemical Ind Co. Ltd.	30	1,825
Korean Air Lines Co. Ltd.	5,072	82,176
Korean Reinsurance Co.	5,814	31,983
Krafton, Inc.(1)	377	88,700
KT Corp.	258	8,289
Kum Yang Co. Ltd.(1)	275	4,243
Kumho Petrochemical Co. Ltd.(1)	283	21,298
Kumho Tire Co., Inc.(1)	1,641	5,503
Kyung Dong Navien Co. Ltd.	275	15,813
L&F Co. Ltd.(1)	43	2,352
LEENO Industrial, Inc.	29	4,171
LG Chem Ltd.(1)	556	89,669
LG Corp.(1)	985	44,914
LG Display Co. Ltd., ADR(1)	16,254	53,313
LG Electronics, Inc.	2,178	117,944
LG Energy Solution Ltd.(1)	123	29,788

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
LG H&H Co. Ltd.(1)	70	$15,290
LG Innotek Co. Ltd.(1)	233	26,041
LG Uplus Corp.	5,956	43,113
LIG Nex1 Co. Ltd.	230	42,755
LigaChem Biosciences, Inc.(1)	168	12,719
Lotte Chemical Corp.	53	2,265
Lotte Chilsung Beverage Co. Ltd.(1)	140	10,036
Lotte Corp.(1)	126	1,887
Lotte Energy Materials Corp.(1)	49	922
LOTTE Fine Chemical Co. Ltd.(1)	561	15,543
Lotte Innovate Co. Ltd.(1)	28	381
Lotte Rental Co. Ltd.(1)	638	12,674
Lotte Shopping Co. Ltd.(1)	293	12,659
Lotte Wellfood Co. Ltd.(1)	122	9,277
LS Corp.	194	15,053
LS Electric Co. Ltd.	192	32,069
LVMC Holdings(1)	301	346
LX International Corp.	974	17,174
LX Semicon Co. Ltd.	506	20,896
Mcnex Co. Ltd.	22	350
MegaStudyEdu Co. Ltd.	98	2,585
Meritz Financial Group, Inc.	1,486	123,195
Mirae Asset Securities Co. Ltd.	3,694	22,181
MNTech Co. Ltd.	90	520
Myoung Shin Industrial Co. Ltd.	1,385	8,885
Naturecell Co. Ltd.(1)	32	373
NAVER Corp.	795	112,949
NCSoft Corp.(1)	97	11,294
Neowiz(1)	67	974
NEPES Corp.(1)	80	412
Netmarble Corp.	277	7,640
Nexen Tire Corp.(1)	131	458
Nexon Games Co. Ltd.(1)	58	538
NH Investment & Securities Co. Ltd.	2,336	23,807
NHN Corp.	135	1,824
NICE Information Service Co. Ltd.(1)	1,280	11,247
NongShim Co. Ltd.	53	12,371
OCI Co. Ltd.	54	2,224
OCI Holdings Co. Ltd.	114	6,235
Orion Corp.	717	49,985
Orion Holdings Corp.	42	429
Ottogi Corp.(1)	51	13,500
Pan Ocean Co. Ltd.	9,780	25,299
Paradise Co. Ltd.	499	3,732
Park Systems Corp.	97	13,764
Partron Co. Ltd.	147	716
Pearl Abyss Corp.(1)	89	1,986
People & Technology, Inc.	263	8,098
PharmaResearch Co. Ltd.	118	23,547
PI Advanced Materials Co. Ltd.(1)	775	9,692
Poongsan Corp.	483	18,219
Posco DX Co. Ltd.	51	813
POSCO Future M Co. Ltd.	314	30,655
POSCO Holdings, Inc., ADR	2,098	97,012

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Posco International Corp.	859	$30,599
Posco M-Tech Co. Ltd.	6	54
PSK, Inc.	76	981
Rainbow Robotics(1)	9	2,124
S&S Tech Corp.	30	607
S-1 Corp.	383	15,984
Sam Chun Dang Pharm Co. Ltd.	26	3,328
Sam Young Electronics Co. Ltd.(1)	21	144
Samsung Biologics Co. Ltd.(1)	76	58,187
Samsung C&T Corp.	572	47,658
Samsung E&A Co. Ltd.	4,103	46,087
Samsung Electro-Mechanics Co. Ltd.	721	66,894
Samsung Electronics Co. Ltd., GDR	1,014	958,946
Samsung Fire & Marine Insurance Co. Ltd.	516	135,104
Samsung Heavy Industries Co. Ltd.(1)	15,133	144,689
Samsung Life Insurance Co. Ltd.	828	49,129
Samsung SDI Co. Ltd.	396	61,130
Samsung SDS Co. Ltd.	461	38,923
Samsung Securities Co. Ltd.	1,888	59,072
Samyang Foods Co. Ltd.	87	51,281
Samyang Holdings Corp.	7	286
SD Biosensor, Inc.	70	507
SeAH Besteel Holdings Corp.(1)	212	2,863
SeAH Steel Holdings Corp.(1)	17	2,734
Sebang Global Battery Co. Ltd.	230	11,521
Seegene, Inc.	108	1,821
Seojin System Co. Ltd.(1)	35	552
Seoul Semiconductor Co. Ltd.(1)	2,106	9,965
Seoyon E-Hwa Co. Ltd.(1)	61	529
SFA Semicon Co. Ltd.(1)	40	88
Shinhan Financial Group Co. Ltd., ADR	5,967	190,646
Shinsegae International, Inc.(1)	30	213
Shinsegae, Inc.(1)	337	32,809
Shinsung E&G Co. Ltd.(1)	120	102
Silicon2 Co. Ltd.(1)	58	1,067
SIMMTECH Co. Ltd.	8	112
SK Biopharmaceuticals Co. Ltd.(1)	139	10,920
SK Bioscience Co. Ltd.(1)	362	10,579
SK Chemicals Co. Ltd.	44	1,261
SK Discovery Co. Ltd.	111	2,660
SK Gas Ltd.	17	2,737
SK Hynix, Inc.	5,468	725,663
SK IE Technology Co. Ltd.(1)	4	77
SK Innovation Co. Ltd.(1)	1,353	116,929
SK Networks Co. Ltd.	1,475	4,362
SK Telecom Co. Ltd., ADR	2,303	50,413
SK, Inc.	482	47,591
SKC Co. Ltd.(1)	152	13,694
SL Corp.	554	13,116
SM Entertainment Co. Ltd.	27	1,855
SNT Dynamics Co. Ltd.	260	5,092
SNT Motiv Co. Ltd.	126	2,164
S-Oil Corp.	1,135	44,124
SOLUM Co. Ltd.(1)	339	4,106

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Solus Advanced Materials Co. Ltd.	10	$64
Soop Co. Ltd.	253	17,274
Soulbrain Co. Ltd.(1)	36	4,611
Soulbrain Holdings Co. Ltd.(1)	67	1,517
SPG Co. Ltd.(1)	13	232
Studio Dragon Corp.(1)	441	15,527
Sung Kwang Bend Co. Ltd.	1,005	19,235
Sungwoo Hitech Co. Ltd.	475	1,654
Synopex, Inc.(1)	642	2,211
Taekwang Industrial Co. Ltd.	1	490
Taewoong Co. Ltd.(1)	96	913
Taihan Electric Wire Co. Ltd.(1)	946	7,830
TechWing, Inc.	365	9,635
TES Co. Ltd.	7	100
TK Corp.	1,012	16,501
TKG Huchems Co. Ltd.	250	2,762
Tokai Carbon Korea Co. Ltd.	7	387
Tongyang Life Insurance Co. Ltd.	2,556	8,704
Tway Air Co. Ltd.(1)	5,814	9,989
Unid Co. Ltd.	73	4,037
VT Co. Ltd.(1)	603	14,035
Webzen, Inc.	842	7,067
Won Tech Co. Ltd.(1)	40	184
WONIK IPS Co. Ltd.	58	1,015
Wonik QnC Corp.	34	433
Woori Financial Group, Inc.	12,336	139,935
Wysiwyg Studios Co. Ltd.(1)	260	234
YC Corp.(1)	80	608
YG Entertainment, Inc.	24	1,035
Youngone Corp.(1)	983	32,091
Youngone Holdings Co. Ltd.	249	15,468
Yuhan Corp.	304	25,500
		8,766,034
Taiwan — 29.6%
Abico Avy Co. Ltd.	2,000	2,208
Ability Enterprise Co. Ltd.	2,000	3,703
Accton Technology Corp.	10,000	200,164
Acer, Inc.	24,000	28,317
ACES Electronic Co. Ltd.(1)	9,000	17,148
Acter Group Corp. Ltd.	4,000	51,047
Advanced International Multitech Co. Ltd.	2,000	4,754
Advancetek Enterprise Co. Ltd.	9,000	23,300
Advantech Co. Ltd.	1,000	12,241
AIC, Inc.	1,000	11,200
Airtac International Group	2,000	57,982
Allied Supreme Corp.	1,000	9,606
Alltop Technology Co. Ltd.	1,000	8,902
Altek Corp.	3,000	4,378
Ambassador Hotel	2,000	3,437
AMPOC Far-East Co. Ltd.	1,000	2,920
AmTRAN Technology Co. Ltd.	7,350	4,159
Anpec Electronics Corp.	2,000	10,596
APAQ Technology Co. Ltd.	2,000	8,426
APCB, Inc.	1,000	508

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Apex International Co. Ltd.(1)	6,852	$8,410
Ardentec Corp.	2,000	4,351
ASE Technology Holding Co. Ltd., ADR	21,131	214,057
Asia Cement Corp.	54,000	68,337
Asia Optical Co., Inc.	10,000	60,482
Asia Tech Image, Inc.	4,000	14,034
Asia Vital Components Co. Ltd.	1,000	15,753
Asustek Computer, Inc.	3,000	61,400
AUO Corp.(1)	96,000	44,243
Axiomtek Co. Ltd.	5,000	21,000
Azurewave Technologies, Inc.	1,000	2,097
Bank of Kaohsiung Co. Ltd.	2,060	729
BES Engineering Corp.	4,000	1,405
Bin Chuan Enterprise Co. Ltd.(1)	5,000	12,166
Bizlink Holding, Inc.	5,000	88,427
Bonny Worldwide Ltd.(1)	2,000	16,159
Brillian Network & Automation Integrated System Co. Ltd.	2,000	12,814
Browave Corp.	1,000	4,934
Capital Futures Corp.	1,000	1,706
Capital Securities Corp.	50,000	40,924
Career Technology MFG. Co. Ltd.(1)	2,000	965
Caswell, Inc.	1,000	3,922
Catcher Technology Co. Ltd.	11,000	68,616
Cathay Financial Holding Co. Ltd.	141,000	290,773
Center Laboratories, Inc.(1)	1,000	1,254
Central Reinsurance Co. Ltd.	4,000	3,275
Century Iron & Steel Industrial Co. Ltd.	2,000	11,294
Chailease Holding Co. Ltd.	1,020	3,872
Chang Hwa Commercial Bank Ltd.	74,544	41,068
Chang Wah Electromaterials, Inc.	3,000	3,790
Chang Wah Technology Co. Ltd.	8,000	8,326
Channel Well Technology Co. Ltd.	6,000	16,004
Charoen Pokphand Enterprise	1,000	3,115
Chen Full International Co. Ltd.	1,000	1,391
Chenbro Micom Co. Ltd.	3,000	26,275
Cheng Loong Corp.	4,000	2,447
Cheng Mei Materials Technology Corp.(1)	6,000	2,518
Cheng Shin Rubber Industry Co. Ltd.	52,000	79,384
Cheng Uei Precision Industry Co. Ltd.	13,000	27,351
Chenming Electronic Technology Corp.	2,000	8,031
Chicony Electronics Co. Ltd.	7,000	34,189
Chicony Power Technology Co. Ltd.	1,000	3,838
Chien Kuo Construction Co. Ltd.	1,600	1,347
China Airlines Ltd.	100,000	71,653
China Container Terminal Corp.	1,000	1,009
China Glaze Co. Ltd.	1,000	592
China Man-Made Fiber Corp.(1)	43,000	9,639
China Metal Products	3,000	2,934
China Motor Corp.	2,000	4,796
China Petrochemical Development Corp.(1)	68,000	17,220
China Steel Corp.	94,000	69,356
China Wire & Cable Co. Ltd.	1,000	1,113
Chinese Maritime Transport Ltd.	1,000	1,457
Chin-Poon Industrial Co. Ltd.	1,000	1,057

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Chipbond Technology Corp.	14,000	$27,820
ChipMOS Technologies, Inc.	5,000	4,840
Chong Hong Construction Co. Ltd.	6,000	17,467
Chroma ATE, Inc.	2,000	20,196
Chung Hung Steel Corp.	1,000	748
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,000	22,878
Chunghwa Telecom Co. Ltd., ADR	5,177	201,282
Cleanaway Co. Ltd.	3,000	16,909
Clevo Co.	10,000	14,823
CMC Magnetics Corp.	37,000	11,224
Collins Co. Ltd.	1,000	531
Compal Electronics, Inc.	128,000	149,629
Compeq Manufacturing Co. Ltd.	10,000	20,477
Compucase Enterprise	1,000	2,892
Concord International Securities Co. Ltd.	4,838	2,339
Concord Securities Co. Ltd.	8,400	3,851
Continental Holdings Corp.	3,000	2,883
Contrel Technology Co. Ltd.	1,000	1,563
Coretronic Corp.	8,000	20,111
Creative Sensor, Inc.	5,400	10,171
Cryomax Cooling System Corp.	1,143	1,261
CSBC Corp. Taiwan(1)	1,000	514
CTBC Financial Holding Co. Ltd.	326,000	402,814
CTCI Corp.	6,000	7,674
CviLux Corp.	1,000	1,504
CyberPower Systems, Inc.	1,000	9,348
Da-Li Development Co. Ltd.	11,200	15,189
Darfon Electronics Corp.	2,000	2,750
Darwin Precisions Corp.(1)	3,000	1,251
Daxin Materials Corp.	3,000	19,346
De Licacy Industrial Co. Ltd.	21,000	11,756
Delta Electronics, Inc.	3,000	36,021
Depo Auto Parts Ind Co. Ltd.	3,000	19,031
DFI, Inc.	1,000	2,470
Dimerco Express Corp.	1,000	2,522
D-Link Corp.	17,000	10,791
Dynamic Holding Co. Ltd.	9,000	16,431
Dynapack International Technology Corp.	6,000	31,628
E Ink Holdings, Inc.	3,000	24,748
E.Sun Financial Holding Co. Ltd.	181,340	159,973
Eastech Holding Ltd.	1,000	4,185
Eclat Textile Co. Ltd.	3,000	49,108
Edimax Technology Co. Ltd.(1)	11,000	9,654
Edom Technology Co. Ltd.	6,000	5,352
Elan Microelectronics Corp.	7,000	33,714
Elite Material Co. Ltd.	2,000	37,928
Elitegroup Computer Systems Co. Ltd.	1,000	669
eMemory Technology, Inc.	1,000	87,482
Ennostar, Inc.(1)	16,000	21,671
Eson Precision Ind Co. Ltd.	6,000	10,791
Eternal Materials Co. Ltd.	16,000	13,968
Eva Airways Corp.	80,000	103,861
Evergreen International Storage & Transport Corp.	3,000	2,764
Evergreen Marine Corp. Taiwan Ltd.	22,000	142,841

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Everlight Chemical Industrial Corp.	15,000	$9,728
Everlight Electronics Co. Ltd.	12,000	29,793
Evertop Wire Cable Corp.	2,000	1,225
Far Eastern Department Stores Ltd.	20,000	14,666
Far Eastern International Bank	47,961	20,075
Far Eastern New Century Corp.	55,000	53,405
Far EasTone Telecommunications Co. Ltd.	32,000	87,255
Farglory Land Development Co. Ltd.	6,000	14,116
Feedback Technology Corp.	1,000	3,901
Feng TAY Enterprise Co. Ltd.	10,000	41,521
First Financial Holding Co. Ltd.	187,690	157,359
First Hi-Tec Enterprise Co. Ltd.	4,000	16,673
First Insurance Co. Ltd.	2,000	1,647
FIT Holding Co. Ltd.	7,000	13,916
Fitipower Integrated Technology, Inc.	3,000	21,234
FLEXium Interconnect, Inc.	2,000	4,197
Flytech Technology Co. Ltd.	1,000	4,602
Forest Water Environment Engineering Co. Ltd.(1)	1,032	1,179
Formosa Chemicals & Fibre Corp.	1,000	897
Formosa International Hotels Corp.	2,000	12,096
Formosa Taffeta Co. Ltd.	1,000	584
Formosan Union Chemical	10,000	6,548
Fortune Electric Co. Ltd.	1,100	20,808
Foxconn Technology Co. Ltd.	29,000	66,496
Foxsemicon Integrated Technology, Inc.	2,000	19,328
Franbo Lines Corp.	2,000	1,410
FSP Technology, Inc.	1,000	2,046
Fu Hua Innovation Co. Ltd.	1,040	1,120
Fubon Financial Holding Co. Ltd.	143,200	398,913
Fulgent Sun International Holding Co. Ltd.	1,039	4,726
Fusheng Precision Co. Ltd.	3,000	31,169
Gallant Precision Machining Co. Ltd.	2,000	5,710
Gamania Digital Entertainment Co. Ltd.	1,000	2,408
Gemtek Technology Corp.	12,000	11,796
General Interface Solution Holding Ltd.(1)	5,000	8,354
Genesys Logic, Inc.	3,000	14,929
Genius Electronic Optical Co. Ltd.	2,000	28,672
GeoVision, Inc.	890	1,587
Getac Holdings Corp.	10,000	36,837
Giant Manufacturing Co. Ltd.	7,000	33,265
Giantplus Technology Co. Ltd.	1,000	441
Gigabyte Technology Co. Ltd.	1,000	7,711
Gigastorage Corp.(1)	1,000	451
Global Brands Manufacture Ltd.	3,000	6,713
Global Lighting Technologies, Inc.	6,000	10,534
Global Mixed Mode Technology, Inc.	1,000	7,329
Global PMX Co. Ltd.	3,000	9,915
Global Unichip Corp.	2,000	79,255
Globaltek Fabrication Co. Ltd.	1,000	2,231
Globe Union Industrial Corp.	4,000	1,757
Gloria Material Technology Corp.	4,000	5,845
GMI Technology, Inc.	2,000	3,154
Gold Circuit Electronics Ltd.	8,000	53,021
Goldsun Building Materials Co. Ltd.	22,000	28,684

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Gordon Auto Body Parts	1,000	$1,131
Gourmet Master Co. Ltd.	4,000	12,294
Grand Fortune Securities Co. Ltd.	3,000	1,201
Grand Pacific Petrochemical(1)	3,000	969
Grape King Bio Ltd.	4,000	17,994
Great Wall Enterprise Co. Ltd.	17,000	28,647
Greatek Electronics, Inc.	2,000	3,883
Hannstar Board Corp.	1,840	3,105
HannStar Display Corp.(1)	2,000	526
HannsTouch Holdings Co.(1)	31,000	8,367
Hanpin Electron Co. Ltd.	8,000	13,487
HD Renewable Energy Co. Ltd.	2,049	13,919
Highwealth Construction Corp.	36,300	48,502
Hiwin Technologies Corp.	1,000	9,429
Hiyes International Co. Ltd.	3,297	18,607
Ho Tung Chemical Corp.	10,000	2,528
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,535
Holy Stone Enterprise Co. Ltd.	5,000	12,872
Hon Hai Precision Industry Co. Ltd.	159,000	823,224
Hong Ho Precision Textile Co. Ltd.	1,000	1,323
Hong Pu Real Estate Development Co. Ltd.	1,000	945
Hong TAI Electric Industrial	2,000	2,072
Horizon Securities Co. Ltd.	1,000	339
Hotai Finance Co. Ltd.	4,000	9,968
Hotai Motor Co. Ltd.	5,000	93,033
Hsin Ba Ba Corp.	2,041	6,954
Hu Lane Associate, Inc.	2,050	11,090
Hua Nan Financial Holdings Co. Ltd.	137,510	116,103
Huaku Development Co. Ltd.	1,100	3,866
Huang Hsiang Construction Corp.	7,000	15,487
Hung Sheng Construction Ltd.	17,000	12,985
Hwa Fong Rubber Industrial Co. Ltd.	2,000	1,133
Hwacom Systems, Inc.	2,000	1,390
Hwang Chang General Contractor Co. Ltd.	3,159	9,909
IBF Financial Holdings Co. Ltd.	5,123	2,235
Ichia Technologies, Inc.	8,000	9,895
I-Chiun Precision Industry Co. Ltd.	1,000	3,155
IEI Integration Corp.	1,000	3,264
In Win Development, Inc.(1)	1,000	2,827
Infortrend Technology, Inc.	3,000	2,717
Innolux Corp.	175,720	78,976
Inpaq Technology Co. Ltd.	5,000	12,413
Integrated Service Technology, Inc.	3,000	11,844
International Games System Co. Ltd.	5,000	147,429
Inventec Corp.	2,000	2,767
Iron Force Industrial Co. Ltd.	1,000	3,008
ITE Technology, Inc.	1,000	4,698
ITEQ Corp.	1,000	2,241
Jarllytec Co. Ltd.	1,000	5,212
Jetway Information Co. Ltd.	750	1,177
Jetwell Computer Co. Ltd.	2,000	11,273
Johnson Health Tech Co. Ltd.	4,000	21,757
JPC connectivity, Inc.	3,000	13,078
Kaimei Electronic Corp.	1,000	1,993

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Kedge Construction Co. Ltd.	1,020	$2,545
KEE TAI Properties Co. Ltd.	24,360	10,808
Kenda Rubber Industrial Co. Ltd.	6,000	5,088
Kerry TJ Logistics Co. Ltd.	2,000	2,343
Keystone Microtech Corp.	1,000	12,692
Kindom Development Co. Ltd.	12,000	19,999
King Yuan Electronics Co. Ltd.	34,000	108,420
King's Town Bank Co. Ltd.	8,000	12,319
Kinik Co.	1,000	8,171
Kinpo Electronics	38,000	29,843
Kinsus Interconnect Technology Corp.	5,000	15,073
KS Terminals, Inc.	5,000	10,746
Kung Long Batteries Industrial Co. Ltd.	1,000	4,723
Kung Sing Engineering Corp.(1)	1,000	361
Kuo Toong International Co. Ltd.	2,000	3,283
Kuo Yang Construction Co. Ltd.	2,000	1,313
L&K Engineering Co. Ltd.	6,000	49,119
Lanner Electronics, Inc.	1,000	3,384
Largan Precision Co. Ltd.	1,000	81,359
Lemtech Holdings Co. Ltd.	3,000	12,463
Leo Systems, Inc.	1,000	951
Li Peng Enterprise Co. Ltd.(1)	2,000	439
Lien Hwa Industrial Holdings Corp.	1,080	1,699
Lingsen Precision Industries Ltd.(1)	1,000	526
Lion Travel Service Co. Ltd.	1,000	4,120
Lite-On Technology Corp.	5,000	16,017
Long Bon International Co. Ltd.(1)	5,000	3,162
Longchen Paper & Packaging Co. Ltd.(1)	3,000	1,073
Longwell Co.	1,000	2,508
Lotes Co. Ltd.	1,000	49,315
Lotus Pharmaceutical Co. Ltd.	2,000	16,589
Lumax International Corp. Ltd.	1,000	3,322
Lung Yen Life Service Corp.(1)	9,000	17,660
Macnica Galaxy, Inc.	1,000	2,607
Macronix International Co. Ltd.	20,000	13,250
Makalot Industrial Co. Ltd.	1,020	11,702
Marketech International Corp.	1,000	4,682
Materials Analysis Technology, Inc.	3,000	19,513
MediaTek, Inc.	25,000	1,118,229
Mega Financial Holding Co. Ltd.	174,180	209,516
Mercuries & Associates Holding Ltd.(1)	23,000	10,955
Mercuries Life Insurance Co. Ltd.(1)	70,000	14,986
Merida Industry Co. Ltd.	4,000	20,403
Merry Electronics Co. Ltd.	5,000	17,301
Micro-Star International Co. Ltd.	1,000	5,560
Mildef Crete, Inc.	1,000	3,990
MIN AIK Technology Co. Ltd.(1)	2,000	1,481
Mitac Holdings Corp.	26,000	54,756
momo.com, Inc.	2,000	23,407
Motech Industries, Inc.	10,000	6,724
MPI Corp.	1,000	23,331
MSSCORPS Co. Ltd.	2,000	8,603
My Humble House Hospitality Management Consulting(1)	1,000	1,565
Namchow Holdings Co. Ltd.	2,000	3,098

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Nan Pao Resins Chemical Co. Ltd.	1,000	$9,906
Nan Ya Plastics Corp.	9,000	9,167
Nantex Industry Co. Ltd.	6,000	6,156
Netronix, Inc.	3,000	12,048
Nexcom International Co. Ltd.	1,000	2,746
Nichidenbo Corp.	1,000	2,150
Nien Made Enterprise Co. Ltd.	4,000	53,473
Nova Technology Corp.	2,000	13,642
Novatek Microelectronics Corp.	6,000	98,220
O-Bank Co. Ltd.	39,000	11,781
Ocean Plastics Co. Ltd.	9,000	9,883
Optimax Technology Corp.	1,000	910
Orient Semiconductor Electronics Ltd.	4,000	4,395
Pacific Construction Co.	3,000	1,067
Pan Jit International, Inc.	6,000	9,963
Pan-International Industrial Corp.	8,000	10,519
Pegatron Corp.	37,000	105,664
Pegavision Corp.	1,000	11,538
PharmaEssentia Corp.(1)	1,000	19,149
Phoenix Silicon International Corp.	4,000	19,926
Planet Technology Corp.	2,000	9,555
Podak Co. Ltd.	1,050	1,612
Pou Chen Corp.	76,000	88,158
Powerchip Semiconductor Manufacturing Corp.(1)	12,000	6,597
Powertech Technology, Inc.	18,000	68,932
Poya International Co. Ltd.	1,000	15,782
President Chain Store Corp.	10,000	79,709
President Securities Corp.	17,000	14,336
Primax Electronics Ltd.	10,000	26,106
Prince Housing & Development Corp.	7,000	2,185
Promate Electronic Co. Ltd.	6,000	14,340
Prosperity Dielectrics Co. Ltd.	1,000	1,299
Qisda Corp.	1,000	1,102
Quanta Computer, Inc.	38,000	281,622
Quanta Storage, Inc.	2,000	6,426
Radiant Opto-Electronics Corp.	14,000	83,917
Radium Life Tech Co. Ltd.(1)	8,000	2,712
Realtek Semiconductor Corp.	12,000	197,991
Rechi Precision Co. Ltd.	4,000	3,487
Rich Development Co. Ltd.	8,240	2,469
Ritek Corp.(1)	15,000	5,952
Ruentex Development Co. Ltd.	31,000	39,668
Ruentex Engineering & Construction Co.	1,400	7,516
Ruentex Industries Ltd.	14,000	29,300
Run Long Construction Co. Ltd.	2,200	2,488
San Fang Chemical Industry Co. Ltd.	9,000	13,894
San Far Property Ltd.	1,000	783
Sanyang Motor Co. Ltd.	9,000	18,853
Savior Lifetec Corp.	1,000	599
Scientech Corp.	1,000	10,200
SDI Corp.	1,000	2,831
Sercomm Corp.	5,000	20,419
Sesoda Corp.	10,000	12,480
Shanghai Commercial & Savings Bank Ltd.	81,000	107,974

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
ShenMao Technology, Inc.	1,000	$2,075
Shih Her Technologies, Inc.	3,000	11,873
Shih Wei Navigation Co. Ltd.(1)	2,000	1,339
Shin Kong Financial Holding Co. Ltd.(1)	337,665	126,767
Shin Ruenn Development Co. Ltd.	5,000	9,691
Shin Zu Shing Co. Ltd.	1,000	8,322
Shining Building Business Co. Ltd.(1)	3,000	924
Shinkong Insurance Co. Ltd.	6,000	18,287
Shinkong Synthetic Fibers Corp.	30,000	13,754
Shiny Chemical Industrial Co. Ltd.	3,000	14,156
Shuttle, Inc.	1,000	649
Sigurd Microelectronics Corp.	10,000	22,952
Silicon Integrated Systems Corp.	10,650	21,363
Simplo Technology Co. Ltd.	6,000	68,008
Sinbon Electronics Co. Ltd.	3,000	27,422
Sincere Navigation Corp.	4,000	3,341
Singatron Enterprise Co. Ltd.	1,000	837
Sino-American Silicon Products, Inc.	1,000	3,800
Sinon Corp.	12,000	17,467
SinoPac Financial Holdings Co. Ltd.	194,750	134,050
Sirtec International Co. Ltd.	1,000	936
Siward Crystal Technology Co. Ltd.	1,000	809
Solar Applied Materials Technology Corp.	1,000	1,734
Speed Tech Corp.	9,000	13,858
Sporton International, Inc.	2,000	12,565
Sports Gear Co. Ltd.	5,000	23,833
St. Shine Optical Co. Ltd.	3,000	17,381
Standard Chemical & Pharmaceutical Co. Ltd.	1,000	1,907
Standard Foods Corp.	3,000	3,222
Stark Technology, Inc.	4,000	19,104
SunMax Biotechnology Co. Ltd.	1,000	8,953
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	5,637
Sunplus Innovation Technology, Inc.	2,000	9,460
Sunplus Technology Co. Ltd.(1)	1,000	873
Sunrex Technology Corp.	1,000	2,094
Sunspring Metal Corp.	9,000	8,255
Sunty Development Co. Ltd.	3,000	1,512
Supreme Electronics Co. Ltd.	1,000	1,934
Symtek Automation Asia Co. Ltd.	1,000	5,797
Syncmold Enterprise Corp.	4,000	12,443
Synnex Technology International Corp.	34,000	72,199
Syscom Computer Engineering Co.	1,000	1,874
TA Chen Stainless Pipe	21,000	31,140
Ta Ya Electric Wire & Cable	1,050	1,369
Taichung Commercial Bank Co. Ltd.	98,680	56,825
TaiDoc Technology Corp.	1,000	4,207
Taiflex Scientific Co. Ltd.	7,045	10,406
Tainan Spinning Co. Ltd.	9,000	4,073
Taishin Financial Holding Co. Ltd.	226,000	119,259
TaiSol Electronics Co. Ltd.	1,000	1,833
Taisun Enterprise Co. Ltd.(1)	1,000	609
TAI-TECH Advanced Electronics Co. Ltd.	1,000	3,768
Taiwan Business Bank	121,175	57,454
Taiwan Cogeneration Corp.	1,000	1,265

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Taiwan Cooperative Financial Holding Co. Ltd.	168,140	$125,209
Taiwan Fertilizer Co. Ltd.	7,000	11,350
Taiwan FU Hsing Industrial Co. Ltd.	2,000	3,170
Taiwan Glass Industry Corp.(1)	3,000	1,533
Taiwan High Speed Rail Corp.	43,000	35,829
Taiwan Hon Chuan Enterprise Co. Ltd.	5,111	25,968
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	10,439
Taiwan Mobile Co. Ltd.	18,000	62,616
Taiwan Navigation Co. Ltd.	2,000	1,973
Taiwan Paiho Ltd.	13,000	28,669
Taiwan Sakura Corp.	5,000	13,339
Taiwan Secom Co. Ltd.	8,000	30,080
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,153	5,443,522
Taiwan Surface Mounting Technology Corp.	7,000	23,375
Taiwan Takisawa Technology Co. Ltd.	1,000	2,432
Tatung Co. Ltd.(1)	12,000	15,491
Tatung System Technologies, Inc.	1,000	2,281
TBI Motion Technology Co. Ltd.(1)	8,000	13,958
TCC Group Holdings Co. Ltd.	94,000	100,079
Team Group, Inc.(1)	3,000	7,990
Teco Electric & Machinery Co. Ltd.	34,000	55,867
Test Research, Inc.	5,000	19,507
Thinking Electronic Industrial Co. Ltd.	2,000	9,953
Thye Ming Industrial Co. Ltd.	2,000	4,205
Ton Yi Industrial Corp.	22,000	10,788
Tong Yang Industry Co. Ltd.	12,000	42,077
Tong-Tai Machine & Tool Co. Ltd.	12,000	12,625
Topco Scientific Co. Ltd.	6,000	53,212
Topkey Corp.	3,000	19,420
Topoint Technology Co. Ltd.	9,000	9,024
TPK Holding Co. Ltd.(1)	7,000	8,298
Tripod Technology Corp.	10,000	62,607
Trusval Technology Co. Ltd.	1,023	5,822
TSRC Corp.	17,000	11,289
TTY Biopharm Co. Ltd.	1,000	2,406
Tung Ho Steel Enterprise Corp.	19,000	42,524
Tung Thih Electronic Co. Ltd.	5,000	13,366
TXC Corp.	10,000	31,066
TYC Brother Industrial Co. Ltd.	8,000	15,354
Tyntek Corp.	13,000	8,541
UDE Corp.	5,000	15,459
U-Ming Marine Transport Corp.	16,000	35,769
Unic Technology Corp.	1,000	966
Unimicron Technology Corp.	5,000	17,616
Union Bank of Taiwan	7,490	3,563
Union Insurance Co. Ltd.(1)	1,000	1,027
Uni-President Enterprises Corp.	75,000	184,676
Unitech Printed Circuit Board Corp.(1)	16,000	14,429
United Integrated Services Co. Ltd.	2,000	26,236
United Microelectronics Corp.	124,000	162,945
Univacco Technology, Inc.	1,000	1,758
Universal Cement Corp.	4,080	3,739
Utechzone Co. Ltd.	3,000	10,143
Vanguard International Semiconductor Corp.	22,921	68,899

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Voltronic Power Technology Corp.	1,000	$49,431
Wah Lee Industrial Corp.	3,000	10,347
Walsin Lihwa Corp.	23,000	19,331
Walsin Technology Corp.	5,000	14,378
Walton Advanced Engineering, Inc.	3,000	1,339
Wan Hai Lines Ltd.	23,000	58,047
We & Win Development Co. Ltd.(1)	1,000	413
We&Win Diversification Co. Ltd.(1)	9,000	8,203
Weikeng Industrial Co. Ltd.	1,000	1,060
Well Shin Technology Co. Ltd.	1,000	1,885
Wholetech System Hitech Ltd.	3,000	9,245
Win Semiconductors Corp.(1)	3,000	9,955
Winbond Electronics Corp.(1)	2,000	1,125
Winstek Semiconductor Co. Ltd.	1,000	3,231
Wisdom Marine Lines Co. Ltd.	14,000	35,113
Wistron Corp.	63,000	210,737
Wistron NeWeb Corp.	2,000	8,873
Wonderful Hi-Tech Co. Ltd.	2,000	2,297
Wowprime Corp.	4,000	28,581
WPG Holdings Ltd.	2,000	4,282
WT Microelectronics Co. Ltd.	7,000	23,216
WUS Printed Circuit Co. Ltd.	2,000	2,901
XinTec, Inc.	3,000	15,994
Xxentria Technology Materials Corp.	1,090	2,019
Yageo Corp.	2,194	37,172
Yang Ming Marine Transport Corp.	36,000	78,986
Yankey Engineering Co. Ltd.	1,000	13,379
Yem Chio Co. Ltd.	3,000	1,620
Yen Sun Technology Corp.	1,000	1,414
YFY, Inc.	22,000	19,895
Yieh Phui Enterprise Co. Ltd.	2,040	1,057
Young Fast Optoelectronics Co. Ltd.	1,000	1,881
Youngtek Electronics Corp.	1,000	1,886
Yuanta Financial Holding Co. Ltd.	192,160	213,041
Yuanta Futures Co. Ltd.	1,000	2,728
Yulon Finance Corp.	7,000	25,258
Yulon Motor Co. Ltd.	1,000	1,508
Yungshin Construction & Development Co. Ltd.	1,000	4,615
YungShin Global Holding Corp.	6,000	9,429
Zenitron Corp.	1,000	993
Zhen Ding Technology Holding Ltd.	15,000	52,729
Zig Sheng Industrial Co. Ltd.(1)	1,000	315
Zippy Technology Corp.	1,000	1,983
		19,552,672
Thailand — 2.8%
Advanced Info Service PCL, NVDR	16,300	131,795
AEON Thana Sinsap Thailand PCL, NVDR	2,600	8,286
Airports of Thailand PCL, NVDR	19,800	25,122
AP Thailand PCL, NVDR	69,800	18,312
Asia Aviation PCL, NVDR(1)	83,900	5,028
Asian Sea Corp. PCL, NVDR	18,500	4,066
Asset World Corp. PCL, NVDR	67,700	5,799
B Grimm Power PCL, NVDR	4,600	1,512
Bangchak Corp. PCL, NVDR	25,900	29,280

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Bangchak Sriracha PCL, NVDR	29,700	$4,743
Bangkok Airways PCL, NVDR	22,300	13,229
Bangkok Chain Hospital PCL, NVDR	25,800	12,246
Bangkok Dusit Medical Services PCL, NVDR	114,900	81,398
Bangkok Expressway & Metro PCL, NVDR	117,500	22,055
Bangkok Life Assurance PCL, NVDR	13,800	8,121
Banpu PCL, NVDR	273,900	33,239
BCPG PCL, NVDR	55,800	9,244
BTS Group Holdings PCL, NVDR(1)	6,600	1,124
Bumrungrad Hospital PCL, NVDR	7,700	44,076
Cal-Comp Electronics Thailand PCL, NVDR	245,600	42,506
Carabao Group PCL, NVDR	10,500	20,898
Central Pattana PCL, NVDR	33,400	48,261
Central Plaza Hotel PCL, NVDR	8,200	7,570
Central Retail Corp. PCL, NVDR	31,800	31,219
CH Karnchang PCL, NVDR	10,000	4,050
Charoen Pokphand Foods PCL, NVDR	67,500	48,253
Chularat Hospital PCL, NVDR	134,900	8,533
CK Power PCL, NVDR	31,600	2,444
Com7 PCL, NVDR	48,100	30,960
CP ALL PCL, NVDR	31,600	49,971
CP Axtra PCL, NVDR	4,539	3,825
Delta Electronics Thailand PCL, NVDR	25,600	58,443
Dohome PCL, NVDR	6,200	1,319
Electricity Generating PCL, NVDR	5,700	16,050
Erawan Group PCL, NVDR	63,900	5,739
GFPT PCL, NVDR	15,900	3,798
Global Power Synergy PCL, NVDR	6,200	5,147
Gulf Energy Development PCL, NVDR	20,700	29,739
Gunkul Engineering PCL, NVDR	163,300	8,142
Home Product Center PCL, NVDR	155,200	38,479
Ichitan Group PCL, NVDR	22,100	8,091
Indorama Ventures PCL, NVDR	30,300	17,028
Intouch Holdings PCL, NVDR	2,500	5,799
IRPC PCL, NVDR	277,400	6,918
Jasmine International PCL, NVDR(1)	6,000	289
Jaymart Group Holdings PCL, NVDR	22,600	6,260
Karmarts PCL, NVDR	6,600	1,725
Kasikornbank PCL, NVDR	9,200	40,872
KCE Electronics PCL, NVDR	25,900	13,973
Kiatnakin Phatra Bank PCL, NVDR	2,700	4,355
Krung Thai Bank PCL, NVDR	85,300	56,241
Krungthai Card PCL, NVDR	14,000	20,347
Land & Houses PCL, NVDR	31,700	4,111
Major Cineplex Group PCL, NVDR	20,200	6,868
Malee Group PCL, NVDR(1)	4,600	899
MBK PCL, NVDR	20,000	9,849
MC Group PCL, NVDR	10,100	2,988
Mega Lifesciences PCL, NVDR	13,800	13,164
Minor International PCL, NVDR	67,300	57,320
MK Restaurants Group PCL, NVDR	2,500	1,414
Muangthai Capital PCL, NVDR	23,000	31,752
Ngern Tid Lor PCL, NVDR	27,778	14,111
Osotspa PCL, NVDR	22,000	9,607

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Plan B Media PCL, NVDR	24,200	$4,680
Praram 9 Hospital PCL, NVDR	10,200	6,844
Precious Shipping PCL, NVDR	39,800	7,415
Prima Marine PCL, NVDR	63,800	14,113
PTG Energy PCL, NVDR	84,400	17,834
PTT Exploration & Production PCL, NVDR	16,400	52,411
PTT Global Chemical PCL, NVDR(1)	39,700	18,535
PTT Oil & Retail Business PCL, NVDR	39,900	12,873
PTT PCL, NVDR	97,200	89,667
Quality Houses PCL, NVDR	176,400	8,221
R&B Food Supply PCL, NVDR	4,700	671
Ratch Group PCL, NVDR	17,800	13,551
Regional Container Lines PCL, NVDR	16,400	11,710
Rojana Industrial Park PCL, NVDR	41,500	6,870
Sabina PCL, NVDR	1,900	1,063
Sansiri PCL, NVDR	291,700	14,288
Sappe PCL, NVDR	2,700	3,580
SCB X PCL, NVDR	5,900	21,094
Siam Cement PCL, NVDR	5,100	19,048
Siam Global House PCL, NVDR	12,357	2,865
SiS Distribution Thailand PCL, NVDR	6,600	4,887
SISB PCL, NVDR	6,600	4,116
Somboon Advance Technology PCL, NVDR	6,600	2,358
Sri Trang Agro-Industry PCL, NVDR	23,900	11,087
Srisawad Corp. PCL, NVDR	18,300	18,542
Star Petroleum Refining PCL, NVDR	20,200	3,204
Stecon Group PCL, NVDR	7,700	779
Supalai PCL, NVDR	42,500	21,404
Susco PCL, NVDR	12,100	958
SVI PCL, NVDR	55,200	11,113
Taokaenoi Food & Marketing PCL, Class R, NVDR	8,000	1,970
Thai Oil PCL, NVDR	22,300	14,898
Thai Union Group PCL, NVDR	110,900	37,036
Thaicom PCL, NVDR(1)	20,200	6,459
Thaifoods Group PCL, NVDR	55,400	6,108
Thanachart Capital PCL, NVDR	2,600	3,633
Thoresen Thai Agencies PCL, NVDR	87,600	11,549
Tipco Asphalt PCL, NVDR	20,200	9,829
Tisco Financial Group PCL, NVDR	2,600	7,476
TMBThanachart Bank PCL, NVDR	335,100	18,843
TOA Paint Thailand PCL, NVDR	15,900	5,307
True Corp. PCL, NVDR(1)	157,623	53,162
TTW PCL, NVDR	4,600	1,219
VGI PCL, NVDR(1)	126,100	11,498
WHA Corp. PCL, NVDR	48,000	4,839
Xspring Capital PCL, NVDR(1)	69,400	1,755
		1,859,364
Turkey — 1.6%
Afyon Cimento Sanayi TAS	5,028	2,030
AG Anadolu Grubu Holding AS	517	4,388
Agesa Hayat ve Emeklilik AS	342	1,343
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	20,754	11,118
Akbank TAS	53,004	98,151
Akcansa Cimento AS	184	869

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Akenerji Elektrik Uretim AS(1)	10,986	$3,602
Akfen Yenilenebilir Enerji AS(1)	2,301	1,082
Aksa Akrilik Kimya Sanayii AS	30,590	10,885
Aksa Enerji Uretim AS	619	600
Aksigorta AS(1)	11,785	2,077
Alarko Holding AS	2,653	5,565
Albaraka Turk Katilim Bankasi AS(1)	76,216	14,126
Alkim Alkali Kimya AS	876	401
Anadolu Anonim Turk Sigorta Sirketi(1)	4,812	14,154
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,816	13,366
Anel Elektrik Proje Taahhut ve Ticaret AS(1)	1,008	407
Aselsan Elektronik Sanayi Ve Ticaret AS	7,464	19,134
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	5,091	15,239
Aygaz AS	817	3,251
Baticim Bati Anadolu Cimento Sanayii AS(1)	4,910	533
BatiSoke Soke Cimento Sanayii TAS(1)	7,760	2,756
Bera Holding AS(1)	25,330	11,701
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	618	74
BIM Birlesik Magazalar AS	3,050	42,328
Biotrend Cevre VE Enerji Yatirimlari AS(1)	1,229	522
Bizim Toptan Satis Magazalari AS(1)	378	277
Bogazici Beton Sanayi Ve Ticaret AS	875	480
Bursa Cimento Fabrikasi AS	6,339	1,293
Cemas Dokum Sanayi AS(1)	3,242	251
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	7	417
Cimsa Cimento Sanayi VE Ticaret AS	1,255	1,555
Coca-Cola Icecek AS	6,580	9,624
CW Enerji Muhendislik Ticaret VE Sanayi AS	532	248
Dogan Sirketler Grubu Holding AS	21,269	7,637
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	3,787	714
Dogus Otomotiv Servis ve Ticaret AS	1,545	7,326
EGE Endustri VE Ticaret AS	1	243
EGE Gubre Sanayii AS	361	618
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	2,477	2,989
Enerjisa Enerji AS	1,625	2,592
Enerya Enerji AS	1,670	10,191
Eregli Demir ve Celik Fabrikalari TAS	36,510	22,386
Escar Turizm Tasimacilik Ticaret AS	2,034	2,656
Europap Tezol Kagit Sanayi VE Ticaret AS	1,940	1,013
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	79,583	9,236
Fenerbahce Futbol AS(1)	609	798
Ford Otomotiv Sanayi AS	363	8,799
Gelecek Varlik Yonetimi AS	378	477
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	599	2,500
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	278	362
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	2,558	1,550
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	498	5,265
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	1,467	889
GSD Holding AS(1)	4,957	463
Gubre Fabrikalari TAS(1)	1,611	12,222
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	259	1,614
Haci Omer Sabanci Holding AS	18,618	49,573
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	3,685	844
Is Finansal Kiralama AS(1)	17,431	5,991

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Is Yatirim Menkul Degerler AS	9,842	$11,119
Isiklar Enerji ve Yapi Holding AS(1)	10,772	2,903
Jantsa Jant Sanayi Ve Ticaret AS	6,144	3,591
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	639	500
Katilimevim Tasarruf Finansman AS	977	1,625
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	22,147	1,277
Kerevitas Gida Sanayi ve Ticaret AS(1)	5,451	1,817
Kervan Gida Sanayi Ve Ticaret AS	16,850	978
KOC Holding AS	8,514	35,711
Konya Cimento Sanayii AS(1)	4	603
Kordsa Teknik Tekstil AS(1)	223	383
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	3,195	5,878
LDR Turizm AS	535	2,260
Logo Yazilim Sanayi Ve Ticaret AS	1,841	5,761
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	4,034	2,091
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	6,080	11,136
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,470	679
MIA Teknoloji AS(1)	1,369	1,212
MLP Saglik Hizmetleri AS(1)	914	8,972
Naturel Yenilenebilir Enerji Ticaret AS(1)	322	585
Naturelgaz Sanayi ve Ticaret AS	2,887	450
NET Holding AS(1)	10,283	12,379
Nuh Cimento Sanayi AS	185	1,283
Orge Enerji Elektrik Taahhut AS(1)	689	1,466
Osmanli Yatirim Menkul Degerler AS	1,841	406
Oyak Cimento Fabrikalari AS(1)	11,744	8,961
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	396	451
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	1,332	498
Pegasus Hava Tasimaciligi AS(1)	3,744	24,563
Petkim Petrokimya Holding AS(1)	10,710	4,800
Pinar Entegre Et ve Un Sanayi AS	6,123	1,612
Pinar SUT Mamulleri Sanayii AS	1,335	340
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	402	270
Ral Yatirim Holding AS(1)	1,469	18,538
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	33,382	17,622
Sasa Polyester Sanayi AS(1)	60,706	5,889
Sekerbank Turk AS	53,763	5,717
Selcuk Ecza Deposu Ticaret ve Sanayi AS	2,976	5,368
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	850	845
Sok Marketler Ticaret AS	3,529	3,693
TAB Gida Sanayi Ve Ticaret AS, Class A	698	3,115
TAV Havalimanlari Holding AS(1)	2,598	17,795
Tekfen Holding AS(1)	8,475	16,375
Teknosa Ic Ve Dis Ticaret AS(1)	1,155	771
Tofas Turk Otomobil Fabrikasi AS	972	5,211
Tukas Gida Sanayi ve Ticaret AS(1)	26,208	1,381
Turk Hava Yollari AO(1)	5,788	49,071
Turkcell Iletisim Hizmetleri AS, ADR	8,282	56,152
Turkiye Is Bankasi AS, C Shares	126,149	52,617
Turkiye Petrol Rafinerileri AS	10,454	37,046
Turkiye Sigorta AS	19,567	8,734
Turkiye Sinai Kalkinma Bankasi AS(1)	46,867	15,894
Turkiye Sise ve Cam Fabrikalari AS	19,205	18,717
Turkiye Vakiflar Bankasi TAO, D Shares(1)	36,435	25,975

Avantis Emerging Markets ex-China Equity ETF
	Shares	Value
Ulker Biskuvi Sanayi AS(1)	2,197	$6,668
Usak Seramik Sanayii AS(1)	19,715	1,134
Vakif Finansal Kiralama AS(1)	16,853	876
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	2,161	4,153
Vestel Beyaz Esya Sanayi ve Ticaret AS	6,799	2,596
Vestel Elektronik Sanayi ve Ticaret AS(1)	3,490	5,364
Yapi ve Kredi Bankasi AS	63,899	51,736
YEO Teknoloji Enerji VE Endustri AS(1)	1,466	1,949
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	10,555	8,033
Zorlu Enerji Elektrik Uretim AS(1)	51,206	5,301
		1,063,691
TOTAL COMMON STOCKS (Cost $72,586,296)		65,858,320
WARRANTS — 0.0%
Malaysia — 0.0%
NEXG Bhd.(1)	7,850	81
Supermax Corp. Bhd.(1)	3,204	178
Top Glove Corp. Bhd.(1)	2,755	148
VS Industry Bhd.(1)	3,600	89
		496
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	27,350	282
Northeast Rubber PCL, NVDR(1)	317	4
		286
TOTAL WARRANTS (Cost $—)		782
RIGHTS — 0.0%
South Korea — 0.0%
IsuPetasys Co. Ltd.(1)	24	58
Thailand — 0.0%
Thoresen Thai Agencies PCL, NVDR(1)	39,900	12
TOTAL RIGHTS (Cost $—)		70
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	124,506	124,506
State Street Navigator Securities Lending Government Money Market Portfolio(3)	788,236	788,236
TOTAL SHORT-TERM INVESTMENTS (Cost $912,742)		912,742
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $73,499,038)		66,771,914
OTHER ASSETS AND LIABILITIES — (0.9)%		(617,702)
TOTAL NET ASSETS — 100.0%		$66,154,212

Avantis Emerging Markets ex-China Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.8%
Financials	23.9%
Industrials	10.8%
Materials	9.4%
Consumer Discretionary	9.0%
Consumer Staples	5.3%
Energy	4.6%
Communication Services	3.8%
Utilities	3.3%
Health Care	3.2%
Real Estate	1.4%
Short-Term Investments	1.4%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $825,792. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $858,272, which includes securities collateral of $70,036.

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.6%
Brazil — 7.4%
Allos SA	21,300	$64,685
Alpargatas SA, Preference Shares	1,700	1,834
Ambipar Participacoes e Empreendimentos SA(1)	2,200	46,723
Anima Holding SA	1,400	402
Armac Locacao Logistica E Servicos SA	3,100	2,369
Auren Energia SA	15,900	21,172
Automob Participacoes SA(1)	13,931	615
Azzas 2154 SA	3,792	16,778
Banco ABC Brasil SA, Preference Shares	4,902	16,410
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	10,900	19,920
Banco Pan SA, Preference Shares	8,800	10,657
Bemobi Mobile Tech SA	2,500	6,051
Blau Farmaceutica SA	400	846
BR Advisory Partners Participacoes SA	4,600	10,071
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,800	9,611
Braskem SA, Class A, ADR(1)(2)	1,944	7,173
Brava Energia	18,286	56,091
C&A Modas SA	6,400	10,848
Camil Alimentos SA	5,500	3,400
Cia Brasileira de Aluminio(1)	13,200	11,591
Cia Brasileira de Distribuicao(1)	8,700	3,753
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	5,100	6,462
Cia de Saneamento de Minas Gerais Copasa MG	6,200	24,399
Cia De Sanena Do Parana	3,100	14,343
Cia De Sanena Do Parana, Preference Shares	41,100	37,556
Construtora Tenda SA	4,000	10,116
Cury Construtora e Incorporadora SA	6,800	24,485
CVC Brasil Operadora e Agencia de Viagens SA(1)	2,400	697
Cyrela Brazil Realty SA Empreendimentos e Participacoes	12,400	43,870
Desktop SA	400	562
Dexco SA	19,000	18,362
Direcional Engenharia SA	2,100	10,494
EcoRodovias Infraestrutura e Logistica SA	8,200	6,908
Embraer SA, ADR(1)	5,840	278,276
Empreendimentos Pague Menos SA	2,100	992
Even Construtora e Incorporadora SA	4,400	4,230
Ez Tec Empreendimentos e Participacoes SA	4,600	9,610
Fleury SA	17,200	33,158
Grendene SA	14,100	13,387
Grupo SBF SA	6,300	10,540
Guararapes Confeccoes SA	800	848
Hidrovias do Brasil SA(1)	27,400	9,540
Iguatemi SA	13,700	41,070
Iochpe Maxion SA	5,900	12,737
IRB-Brasil Resseguros SA(1)	2,600	20,919
Jalles Machado SA	5,100	3,586
JHSF Participacoes SA	11,900	7,478
JSL SA	2,700	2,490
Kepler Weber SA	6,400	8,544
Lavvi Empreendimentos Imobiliarios SA	2,500	3,635
LOG Commercial Properties e Participacoes SA	2,000	6,162

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Log-in Logistica Intermodal SA(1)	400	$1,478
Lojas Quero-Quero SA	6,900	2,531
Lojas Renner SA	48,400	93,222
M Dias Branco SA	3,000	11,531
Magazine Luiza SA(1)	7,280	8,866
Mahle Metal Leve SA	2,400	11,300
Marcopolo SA	6,800	6,618
Marcopolo SA, Preference Shares	21,000	26,394
Marfrig Global Foods SA	26,700	62,264
Metalurgica Gerdau SA, Preference Shares	41,300	64,044
Mills Locacao Servicos e Logistica SA	3,700	5,581
Minerva SA(1)	12,100	9,187
Moura Dubeux Engenharia SA	2,100	4,341
Movida Participacoes SA	4,800	2,894
MRV Engenharia e Participacoes SA(1)	18,200	14,065
Multilaser Industrial SA(1)	5,800	1,123
Oceanpact Servicos Maritimos SA(1)	2,900	2,719
Odontoprev SA	14,500	26,401
Orizon Valorizacao de Residuos SA(1)	2,000	14,138
Pagseguro Digital Ltd., Class A(1)	5,593	41,164
Patria Investments Ltd., Class A	2,461	27,883
Pet Center Comercio e Participacoes SA	17,500	12,038
Petroreconcavo SA	4,900	13,274
Plano & Plano Desenvolvimento Imobiliario SA	3,400	5,775
Portobello SA(1)	1,400	861
Positivo Tecnologia SA	2,700	2,311
Qualicorp Consultoria e Corretora de Seguros SA(1)	700	212
Randon SA Implementos e Participacoes, Preference Shares	6,200	9,530
Romi SA	315	499
Santos Brasil Participacoes SA	32,300	73,294
Sao Martinho SA	11,000	39,608
Schulz SA, Preference Shares	1,900	1,852
Ser Educacional SA(1)	1,300	930
Serena Energia SA(1)	14,900	20,701
Sigma Lithium Corp.(1)(2)	3,015	34,100
Simpar SA(1)	9,900	5,297
SLC Agricola SA	9,700	29,820
Smartfit Escola de Ginastica e Danca SA	8,500	25,683
Smartfit Escola de Ginastica e Danca SA(1)	159	452
SYN prop e tech SA	1,900	1,462
Taurus Armas SA, Preference Shares	1,700	2,319
Tegma Gestao Logistica SA	1,200	6,598
Transmissora Alianca de Energia Eletrica SA	10,100	56,507
Tres Tentos Agroindustrial SA	7,300	18,202
Trisul SA	700	661
Tupy SA	2,900	10,181
Unipar Carbocloro SA, Class B Preference Shares	2,340	18,239
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	23,500	22,671
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,200	9,528
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	12,100	7,933
Vittia Fertilizantes E Biologicos SA	550	500
Vivara Participacoes SA	7,200	21,119
Vulcabras SA	3,100	8,324
Wilson Sons SA	8,200	23,189

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Wiz Co.	500	$514
YDUQS Participacoes SA	7,200	12,828
Zamp SA(1)	1,900	868
		1,922,080
Chile — 0.7%
CAP SA(1)	5,407	30,071
Empresa Nacional de Telecomunicaciones SA	15,404	48,899
Engie Energia Chile SA(1)	13,140	13,927
Parque Arauco SA	5,381	9,730
SMU SA	355,912	67,367
Vina Concha y Toro SA	5,302	6,762
		176,756
China — 23.0%
361 Degrees International Ltd.	31,000	16,239
AAC Technologies Holdings, Inc.	35,000	203,069
Agile Group Holdings Ltd.(1)	94,000	8,251
Agora, Inc., ADR(1)	2,612	14,784
Alibaba Pictures Group Ltd.(1)	450,000	31,858
A-Living Smart City Services Co. Ltd.	16,500	6,122
Anhui Expressway Co. Ltd., H Shares	16,000	21,507
Atour Lifestyle Holdings Ltd., ADR	2,641	81,105
ATRenew, Inc., ADR(1)	2,787	7,887
Autohome, Inc., ADR	3,362	96,624
BAIC Motor Corp. Ltd., H Shares	69,500	21,406
Bank of Chongqing Co. Ltd., H Shares	26,500	21,123
Beijing Capital International Airport Co. Ltd., H Shares(1)	72,000	25,499
Beijing Enterprises Water Group Ltd.	182,000	53,251
Beijing Jingneng Clean Energy Co. Ltd., H Shares	70,000	16,947
BOE Varitronix Ltd.	3,000	2,673
Brii Biosciences Ltd.(1)	3,000	741
Brilliance China Automotive Holdings Ltd.	180,000	96,103
C&D International Investment Group Ltd.	40,347	80,175
Canadian Solar, Inc.(1)(2)	1,531	15,387
Canggang Railway Ltd.(2)	20,000	3,577
Canvest Environmental Protection Group Co. Ltd.(2)	25,000	15,171
China BlueChemical Ltd., H Shares	62,000	16,363
China Chunlai Education Group Co. Ltd.	2,000	1,075
China Cinda Asset Management Co. Ltd., H Shares(2)	311,000	46,197
China Communications Services Corp. Ltd., H Shares	104,000	63,819
China Conch Environment Protection Holdings Ltd.	10,500	800
China Conch Venture Holdings Ltd.	48,000	41,480
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	93,000	24,787
China East Education Holdings Ltd.(2)	21,000	8,331
China Education Group Holdings Ltd.(2)	44,061	13,760
China Everbright Environment Group Ltd.(2)	200,000	84,769
China Everbright Ltd.	16,000	10,673
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	354
China Kepei Education Group Ltd.(2)	14,000	2,395
China Lesso Group Holdings Ltd.	43,000	17,817
China Literature Ltd.(1)	16,600	53,972
China Medical System Holdings Ltd.	64,000	67,674
China Meidong Auto Holdings Ltd.(2)	14,000	3,662
China National Building Material Co. Ltd., H Shares(2)	220,000	109,991
China Nonferrous Mining Corp. Ltd.	47,000	28,957

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
China Resources Building Materials Technology Holdings Ltd.	140,000	$27,427
China Resources Pharmaceutical Group Ltd.	37,500	25,561
China Risun Group Ltd.(2)	15,000	5,254
China Shineway Pharmaceutical Group Ltd.	8,000	8,575
China Taiping Insurance Holdings Co. Ltd.	70,000	103,263
China Tobacco International HK Co. Ltd.	9,000	29,434
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(2)	128,000	32,091
China Water Affairs Group Ltd.(2)	30,000	23,170
China Yongda Automobiles Services Holdings Ltd.(2)	23,000	8,054
CIMC Enric Holdings Ltd.	26,000	22,936
CMGE Technology Group Ltd.(1)	50,000	3,755
COFCO Joycome Foods Ltd.(1)(2)	108,000	19,051
Concord New Energy Group Ltd.	200,000	12,214
Consun Pharmaceutical Group Ltd.	21,000	21,611
COSCO SHIPPING International Hong Kong Co. Ltd.	4,000	2,236
COSCO SHIPPING Ports Ltd.	53,042	29,820
Country Garden Services Holdings Co. Ltd.	107,000	78,138
Dalipal Holdings Ltd.(2)	14,000	17,620
Daqo New Energy Corp., ADR(1)(2)	1,726	34,951
Digital China Holdings Ltd.(2)	26,000	10,569
Dingdang Health Technology Group Ltd.(1)	12,000	750
Dongfeng Motor Group Co. Ltd., Class H(2)	74,000	41,560
Dongyue Group Ltd.(2)	58,000	63,345
DouYu International Holdings Ltd., ADR	686	4,905
DPC Dash Ltd.(1)(2)	500	6,387
Fenbi Ltd.(1)(2)	31,000	10,000
FIH Mobile Ltd.(1)	145,000	16,655
FinVolution Group, ADR	7,791	64,198
Fu Shou Yuan International Group Ltd.	52,000	28,316
Fufeng Group Ltd.(2)	68,000	47,354
GCL Technology Holdings Ltd.(1)(2)	1,040,000	166,711
GDS Holdings Ltd., Class A(1)(2)	60,100	279,100
Gemdale Properties & Investment Corp. Ltd.	222,000	7,419
Genertec Universal Medical Group Co. Ltd.	43,000	27,798
Grand Pharmaceutical Group Ltd.	53,500	34,677
Greentown China Holdings Ltd.	55,500	82,344
Greentown Management Holdings Co. Ltd.(2)	25,000	9,589
Guangzhou R&F Properties Co. Ltd., H Shares(1)	62,800	11,594
Gushengtang Holdings Ltd.(2)	3,600	16,078
Haichang Ocean Park Holdings Ltd.(1)(2)	80,000	6,277
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	9,000	9,538
Haitian International Holdings Ltd.	25,000	66,793
Harbin Electric Co. Ltd., H Shares	20,000	8,807
Hello Group, Inc., ADR	6,194	45,650
Hengan International Group Co. Ltd.	30,500	85,645
Hopson Development Holdings Ltd.(1)	4,800	1,982
HUYA, Inc., ADR	4,210	16,040
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	12,000	22,832
iDreamSky Technology Holdings Ltd.(1)	21,200	3,411
iQIYI, Inc., ADR(1)(2)	19,226	39,990
Jinchuan Group International Resources Co. Ltd.	22,000	1,478
Jinke Smart Services Group Co. Ltd., H Shares(1)	4,900	4,544
JinkoSolar Holding Co. Ltd., ADR(2)	1,245	28,050
Jinxin Fertility Group Ltd.	61,500	20,744

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Jiumaojiu International Holdings Ltd.(2)	27,000	$10,293
JNBY Design Ltd.	8,000	15,049
JOYY, Inc., ADR(1)	1,079	50,486
Kangji Medical Holdings Ltd.	2,500	2,265
Kinetic Development Group Ltd.	76,000	10,853
Kingboard Holdings Ltd.	32,000	90,448
Kingboard Laminates Holdings Ltd.(2)	26,000	30,905
KWG Group Holdings Ltd.(1)	20,500	1,073
Lee & Man Paper Manufacturing Ltd.	49,000	14,328
LexinFintech Holdings Ltd., ADR	4,585	39,385
Lingbao Gold Group Co. Ltd., Class H	12,000	7,747
Linklogis, Inc., Class B	34,500	7,529
Logan Group Co. Ltd.(1)	31,000	4,157
Lonking Holdings Ltd.	81,000	18,143
Lufax Holding Ltd., ADR	10,559	30,621
Luye Pharma Group Ltd.(1)(2)	100,500	30,240
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	40,000	2,883
Maoyan Entertainment(1)(2)	4,200	4,087
Midea Real Estate Holding Ltd.(1)(2)	8,400	3,307
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	30,000	13,328
Minth Group Ltd.(1)	30,000	78,150
MMG Ltd.(1)	175,200	51,330
Nayuki Holdings Ltd.(1)(2)	8,500	2,297
NetDragon Websoft Holdings Ltd.	10,000	14,764
New Focus Auto Tech Holdings Ltd.(1)	104,000	616
Newborn Town, Inc.(1)	28,000	16,356
Nexteer Automotive Group Ltd.	34,000	21,994
Nine Dragons Paper Holdings Ltd.(1)(2)	57,000	24,031
Niu Technologies, ADR(1)	1,077	2,682
Noah Holdings Ltd., ADR	1,732	19,606
Onewo, Inc., Class H(2)	49,300	142,865
Ping An Healthcare & Technology Co. Ltd.(2)	11,373	11,529
Poly Property Group Co. Ltd.(2)	81,000	16,065
Poly Property Services Co. Ltd., Class H	6,200	24,960
Pop Mart International Group Ltd.	26,200	352,202
Q Technology Group Co. Ltd.(1)	14,000	12,888
Qifu Technology, Inc., ADR	6,611	264,969
Qudian, Inc., ADR(1)	8,556	23,871
Radiance Holdings Group Co. Ltd.(1)(2)	27,000	10,245
Sany Heavy Equipment International Holdings Co. Ltd.(2)	37,000	21,946
Scholar Education Group(1)	6,000	3,028
Seazen Group Ltd.(1)	96,000	26,121
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	68,400	44,635
Shanghai Conant Optical Co. Ltd., Class H	13,500	48,093
Shanghai Industrial Holdings Ltd.	17,000	25,105
Shenzhen Expressway Corp. Ltd., H Shares	20,000	16,930
Shenzhen International Holdings Ltd.	68,768	63,038
Shimao Services Holdings Ltd.(1)	7,000	760
Shoucheng Holdings Ltd.(2)	22,000	4,820
Shougang Fushan Resources Group Ltd.	90,933	27,555
Shui On Land Ltd.	40,000	3,607
Sichuan Expressway Co. Ltd., Class H	24,000	10,389
Sihuan Pharmaceutical Holdings Group Ltd.	109,000	8,294
Simcere Pharmaceutical Group Ltd.(2)	27,000	27,587

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Sinopec Engineering Group Co. Ltd., H Shares	72,500	$54,426
Sinopec Kantons Holdings Ltd.	12,000	6,592
Skyworth Group Ltd.	44,000	14,611
Sohu.com Ltd., ADR(1)	1,143	14,779
SSY Group Ltd.	50,000	20,297
Sun Art Retail Group Ltd.	83,000	19,005
Sunac China Holdings Ltd.(1)(2)	293,000	85,759
Sunac Services Holdings Ltd.(2)	50,000	10,643
SY Holdings Group Ltd.	13,000	13,926
TCL Electronics Holdings Ltd.(1)	33,000	30,000
Tiangong International Co. Ltd.(2)	72,000	16,585
Tianli International Holdings Ltd.	57,000	31,035
Tianneng Power International Ltd.(2)	24,000	22,653
Tong Ren Tang Technologies Co. Ltd., H Shares	17,000	10,255
Tongdao Liepin Group(1)	4,400	2,886
Topsports International Holdings Ltd.	56,000	24,274
Towngas Smart Energy Co. Ltd.(1)	23,000	9,154
Uni-President China Holdings Ltd.	57,000	59,940
Up Fintech Holding Ltd., ADR(1)(2)	3,775	27,331
Vnet Group, Inc., ADR(1)(2)	5,056	59,307
Wanguo Gold Group Ltd.	10,000	16,884
Wasion Holdings Ltd.	24,000	22,877
Weibo Corp., ADR	4,194	41,982
West China Cement Ltd.(2)	88,000	18,702
Xiabuxiabu Catering Management China Holdings Co. Ltd.	15,500	1,883
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	3,000	3,967
Xinte Energy Co. Ltd., H Shares(1)(2)	14,000	12,678
Xinyi Energy Holdings Ltd.(2)	68,000	7,008
XJ International Holdings Co. Ltd.(1)	92,000	1,815
Xtep International Holdings Ltd.(2)	54,500	36,129
Yatsen Holding Ltd., ADR(1)	705	2,686
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	11,000	13,798
Yidu Tech, Inc.(1)(2)	11,600	9,457
Yihai International Holding Ltd.(2)	23,000	42,043
Yuexiu Property Co. Ltd.(2)	50,000	34,021
Yuexiu Transport Infrastructure Ltd.	32,000	15,091
Zengame Technology Holding Ltd.	4,000	1,121
Zhejiang Expressway Co. Ltd., H Shares	59,800	44,464
Zhihu, Inc., ADR(1)	1,362	6,960
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	31,200	46,777
Zhongsheng Group Holdings Ltd.	25,500	41,612
Zhongyu Energy Holdings Ltd.(1)	8,000	4,260
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	35,500	8,303
Zhuguang Holdings Group Co. Ltd.(1)(2)	20,000	217
Zonqing Environmental Ltd.	6,000	6,657
Zylox-Tonbridge Medical Technology Co. Ltd.(1)	1,500	2,397
		6,020,368
Greece — 0.5%
Aegean Airlines SA	1,764	19,767
GEK TERNA SA(1)	2,730	51,926
Holding Co. ADMIE IPTO SA	1,651	4,843
Intracom Holdings SA	3,951	12,631
Intralot SA-Integrated Information Systems & Gaming Services(1)	7,992	8,492
LAMDA Development SA(1)	3,012	20,374

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Optima bank SA	1,008	$14,998
		133,031
Hong Kong — 0.0%
CARsgen Therapeutics Holdings Ltd.(1)	5,000	10,264
Edianyun Ltd., Class H(1)	1,000	242
Venus MedTech Hangzhou, Inc., H Shares(1)	1,000	1
		10,507
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	16,786	68,755
Opus Global Nyrt	5,223	7,933
		76,688
India — 15.3%
63 Moons Technologies Ltd.	500	3,977
Aarti Drugs Ltd.	614	2,470
Aarti Industries Ltd.	3,196	13,790
Aarti Pharmalabs Ltd.	1,003	8,442
Aavas Financiers Ltd.(1)	1,666	32,267
Accelya Solutions India Ltd.	61	900
Action Construction Equipment Ltd.	1,300	15,692
ADF Foods Ltd.	1,977	5,342
Aditya Birla Real Estate Ltd.	896	19,138
Aditya Birla Sun Life Asset Management Co. Ltd.	1,834	12,977
Advanced Enzyme Technologies Ltd.	1,320	3,936
Aegis Logistics Ltd.	4,921	42,943
AGI Greenpac Ltd.	625	4,568
Agro Tech Foods Ltd.	157	1,447
Ajmera Realty & Infra India Ltd.	312	2,625
Alembic Ltd.	2,859	2,997
Alivus Life Sciences Ltd.(1)	744	7,551
Alkyl Amines Chemicals	390	7,115
Allcargo Logistics Ltd.	5,034	1,796
Allied Digital Services Ltd.	1,377	3,164
Amara Raja Energy & Mobility Ltd.	4,237	47,583
Anand Rathi Wealth Ltd.	358	16,438
Anant Raj Ltd.	3,337	17,806
Andhra Paper Ltd.	1,165	1,012
Angel One Ltd.	631	15,744
Aptech Ltd.	500	641
Archean Chemical Industries Ltd.	1,548	8,953
Arman Financial Services Ltd.(1)	195	2,855
Artemis Medicare Services Ltd.	812	2,160
Arvind Ltd.	4,282	16,666
Asahi India Glass Ltd.	1,902	13,457
Ashapura Minechem Ltd.(1)	938	3,704
Ashoka Buildcon Ltd.(1)	3,107	6,159
Associated Alcohols & Breweries Ltd.	192	2,400
Aster DM Healthcare Ltd.	5,102	23,641
AstraZeneca Pharma India Ltd.	138	10,595
Atul Auto Ltd.(1)	225	1,137
Atul Ltd.	368	22,390
AurionPro Solutions Ltd.	627	9,828
Avadh Sugar & Energy Ltd.	218	938
Avanti Feeds Ltd.	1,104	8,783
Bajaj Consumer Care Ltd.(1)	2,710	4,833

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Bajaj Hindusthan Sugar Ltd.(1)	26,486	$5,684
Balaji Amines Ltd.	260	3,863
Balmer Lawrie & Co. Ltd.	1,840	3,150
Balrampur Chini Mills Ltd.	3,546	18,088
BASF India Ltd.	277	13,599
Bata India Ltd.	1,096	15,357
BEML Ltd.	525	14,827
Bhansali Engineering Polymers Ltd.	3,647	4,202
Bharat Bijlee Ltd.	130	3,736
Bharat Rasayan Ltd.	28	3,136
Bharat Wire Ropes Ltd.(1)	677	1,108
Bikaji Foods International Ltd.	1,225	8,921
Birla Corp. Ltd.	749	8,361
Birlasoft Ltd.	6,073	29,629
BL Kashyap & Sons Ltd.(1)	2,006	1,145
Black Box Ltd.(1)	1,514	6,473
Bliss Gvs Pharma Ltd.	2,609	3,740
BLS International Services Ltd.	2,807	10,957
Blue Dart Express Ltd.	126	8,654
Bodal Chemicals Ltd.(1)	1,303	801
Bombay Burmah Trading Co.	520	9,899
Camlin Fine Sciences Ltd.(1)	2,814	4,628
Campus Activewear Ltd.	2,497	7,482
Can Fin Homes Ltd.	2,054	13,636
Capacit'e Infraprojects Ltd.(1)	994	3,451
Caplin Point Laboratories Ltd.	490	10,263
Cartrade Tech Ltd.(1)	542	9,506
Castrol India Ltd.	3,348	8,192
Ceat Ltd.	517	15,000
Centrum Capital Ltd.(1)	5,500	1,667
Century Plyboards India Ltd.	1,360	11,256
Cera Sanitaryware Ltd.	157	9,514
CESC Ltd.	17,785	26,764
Chalet Hotels Ltd.(1)	1,907	16,124
Chambal Fertilisers & Chemicals Ltd.	5,133	31,486
Chemplast Sanmar Ltd.(1)	2,007	9,307
Chennai Petroleum Corp. Ltd.	1,491	7,737
City Union Bank Ltd.	9,752	16,547
Clean Science & Technology Ltd.	583	7,973
Coffee Day Enterprises Ltd.(1)	3,833	935
Computer Age Management Services Ltd.	1,671	60,457
Craftsman Automation Ltd.	253	13,068
CreditAccess Grameen Ltd.	891	9,412
Cyient Ltd.	1,223	17,821
Dalmia Bharat Sugar & Industries Ltd.	541	1,914
Datamatics Global Services Ltd.	376	2,468
DCB Bank Ltd.	4,125	4,935
DCM Shriram Industries Ltd.	793	1,405
DCM Shriram Ltd.	1,394	15,308
DCW Ltd.(1)	4,072	3,407
Dcx Systems Ltd.(1)	1,123	3,010
Deepak Fertilisers & Petrochemicals Corp. Ltd.	2,147	23,513
Delta Corp. Ltd.	1,119	1,189
Dhampur Sugar Mills Ltd.(1)	614	846

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Dhani Services Ltd.(1)	8,894	$5,933
Dhanuka Agritech Ltd.	409	5,963
Dilip Buildcon Ltd.	1,131	5,365
Dishman Carbogen Amcis Ltd.(1)	2,184	5,006
Dolat Algotech Ltd.	1,569	1,357
Dollar Industries Ltd.	373	1,682
Dreamfolks Services Ltd.	363	1,108
Dredging Corp. of India Ltd.(1)	175	1,037
Dwarikesh Sugar Industries Ltd.(1)	1,622	715
eClerx Services Ltd.	538	17,471
Edelweiss Financial Services Ltd.	14,925	15,413
EID Parry India Ltd.(1)	2,141	16,317
Elecon Engineering Co. Ltd.	2,124	10,089
Electronics Mart India Ltd.(1)	2,534	3,668
Electrosteel Castings Ltd.	9,402	10,051
Epigral Ltd.	389	7,206
EPL Ltd.	2,912	6,551
Equinox India Developments Ltd.(1)	14,006	18,525
Equitas Small Finance Bank Ltd.	14,691	9,589
Ester Industries Ltd.(1)	967	1,449
Eveready Industries India Ltd.	1,204	4,167
Everest Kanto Cylinder Ltd.	896	1,226
Excel Industries Ltd.	204	2,031
FCS Software Solutions Ltd.(1)	23,160	743
FDC Ltd.	1,480	6,484
FIEM Industries Ltd.	216	3,402
Filatex India Ltd.	5,605	2,571
Fine Organic Industries Ltd.	242	9,721
Fineotex Chemical Ltd.	615	1,613
Finolex Cables Ltd.	2,621	24,525
Finolex Industries Ltd.	6,525	12,803
Firstsource Solutions Ltd.	6,006	23,902
Foods & Inns Ltd.	614	611
Force Motors Ltd.	89	6,807
Fusion Finance Ltd.(1)	622	1,120
G R Infraprojects Ltd.(1)	551	6,362
Gabriel India Ltd.	1,518	8,090
Galaxy Surfactants Ltd.	211	5,293
Ganesh Benzoplast Ltd.(1)	1,241	1,523
Ganesh Housing Corp. Ltd.	742	9,229
Garden Reach Shipbuilders & Engineers Ltd.	572	8,295
Garware Hi-Tech Films Ltd.	269	11,663
Gateway Distriparks Ltd.	8,483	5,834
Geojit Financial Services Ltd.	1,923	1,579
GHCL Ltd.	1,396	9,256
Globus Spirits Ltd.	394	3,915
GM Breweries Ltd.	180	1,247
GMM Pfaudler Ltd.	469	5,952
Godawari Power & Ispat Ltd.	6,635	11,903
Godrej Agrovet Ltd.	1,352	11,094
Gokaldas Exports Ltd.(1)	1,186	11,079
Gokul Agro Resources Ltd.(1)	1,444	4,352
Goldiam International Ltd.	942	3,974
Goodluck India Ltd.	318	2,317

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Granules India Ltd.	4,093	$21,655
Graphite India Ltd.	1,640	7,374
Great Eastern Shipping Co. Ltd.	4,271	39,760
Greaves Cotton Ltd.	2,023	5,334
Greenpanel Industries Ltd.	1,727	5,330
Gujarat Alkalies & Chemicals Ltd.	458	2,750
Gujarat Ambuja Exports Ltd.	3,460	4,120
Gujarat Industries Power Co. Ltd.	1,966	3,579
Gujarat Mineral Development Corp. Ltd.	2,362	6,562
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,223	11,969
Gujarat Pipavav Port Ltd.	8,095	11,615
Gujarat State Fertilizers & Chemicals Ltd.	5,888	11,331
Gujarat State Petronet Ltd.	11,674	36,497
Gulf Oil Lubricants India Ltd.	447	5,638
Happiest Minds Technologies Ltd.	1,399	11,017
Happy Forgings Ltd.	137	1,326
HealthCare Global Enterprises Ltd.(1)	800	4,597
HEG Ltd.	1,870	7,704
HeidelbergCement India Ltd.	1,954	4,312
Heritage Foods Ltd.	881	3,671
Heubach Colorants India Ltd.(1)	296	1,901
HG Infra Engineering Ltd.	296	3,286
Hikal Ltd.	1,226	4,938
Hindustan Foods Ltd.(1)	690	4,041
Hindustan Oil Exploration Co. Ltd.(1)	2,906	6,032
Hi-Tech Gears Ltd.	215	1,536
HI-Tech Pipes Ltd.	1,926	2,296
HLV Ltd.(1)	8,296	1,264
Home First Finance Co. India Ltd.	1,048	12,253
HPL Electric & Power Ltd.	346	1,429
IFCI Ltd.(1)	20,022	9,509
IIFL Capital Services Ltd.	2,955	7,427
IIFL Finance Ltd.(1)	6,885	23,886
Imagicaaworld Entertainment Ltd.(1)	3,532	2,511
India Cements Ltd.(1)	3,073	8,926
India Glycols Ltd.	299	3,610
India Pesticides Ltd.	527	768
IndiaMart InterMesh Ltd.	464	10,464
Indian Energy Exchange Ltd.	12,121	21,782
Indian Metals & Ferro Alloys Ltd.	420	3,000
Indigo Paints Ltd.	210	2,458
Indo Count Industries Ltd.	2,284	6,940
Indraprastha Medical Corp. Ltd.	1,480	6,073
Infibeam Avenues Ltd.	23,002	4,812
Ingersoll Rand India Ltd.	219	7,961
Inox Green Energy Services Ltd.(1)	3,220	4,466
Insecticides India Ltd.	261	1,723
IOL Chemicals & Pharmaceuticals Ltd.	662	2,316
IRCON International Ltd.	708	1,157
ISGEC Heavy Engineering Ltd.	664	7,082
ITD Cementation India Ltd.	2,521	15,536
J Kumar Infraprojects Ltd.	858	6,635
Jai Balaji Industries Ltd.(1)	5,050	7,595
Jai Corp. Ltd.	936	1,025

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Jain Irrigation Systems Ltd.(1)	5,882	$3,738
Jaiprakash Power Ventures Ltd.(1)	93,228	14,304
Jammu & Kashmir Bank Ltd.	8,722	9,515
Jamna Auto Industries Ltd.	5,904	4,828
Jash Engineering Ltd.	810	5,005
Jindal Drilling & Industries Ltd.	339	3,045
Jindal Poly Films Ltd.	362	2,685
Jindal Saw Ltd.	5,726	16,213
Jindal Worldwide Ltd.	4,995	4,738
JK Lakshmi Cement Ltd.	1,521	11,708
JK Paper Ltd.	1,848	6,103
JK Tyre & Industries Ltd.	2,699	8,211
JM Financial Ltd.	10,191	10,828
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	180	3,353
Jubilant Ingrevia Ltd.	2,078	14,700
Jubilant Pharmova Ltd.	1,944	20,166
Juniper Hotels Ltd.(1)	992	2,871
Jupiter Life Line Hospitals Ltd.	546	8,996
Just Dial Ltd.(1)	711	6,863
Jyoti Structures Ltd.(1)	15,574	3,032
Jyoti Structures Ltd.(1)	5,391	1,044
Kalpataru Projects International Ltd.	2,982	30,125
Kalyani Steels Ltd.	460	3,870
Kamdhenu Ltd.	3,390	1,161
Karnataka Bank Ltd.	4,962	9,568
Karur Vysya Bank Ltd.	11,315	26,129
Kaveri Seed Co. Ltd.	575	6,594
KCP Ltd.	1,967	3,884
Kellton Tech Solutions Ltd.(1)	1,287	1,610
Kfin Technologies Ltd.	2,115	21,238
Kiri Industries Ltd.(1)	988	5,973
Kirloskar Brothers Ltd.	697	12,761
Kirloskar Ferrous Industries Ltd.	1,847	9,637
Kirloskar Oil Engines Ltd.	2,344	15,486
Kirloskar Pneumatic Co. Ltd.	1,138	13,059
Kitex Garments Ltd.	1,581	2,936
KNR Constructions Ltd.	2,984	7,563
Kolte-Patil Developers Ltd.	551	1,583
Kopran Ltd.	671	1,297
KRBL Ltd.	1,130	3,288
Krishna Institute of Medical Sciences Ltd.(1)	7,250	43,267
Krsnaa Diagnostics Ltd.	629	5,127
LA Opala RG Ltd.	827	1,926
Laxmi Organic Industries Ltd.	2,376	4,799
Lemon Tree Hotels Ltd.(1)	10,641	14,892
Likhitha Infrastructure Ltd.	504	1,464
Lincoln Pharmaceuticals Ltd.	377	2,254
LMW Ltd.	100	15,650
LT Foods Ltd.	4,066	15,860
LUX Industries Ltd.	112	1,664
Mahanagar Gas Ltd.	2,110	30,007
Maharashtra Scooters Ltd.	76	8,030
Maharashtra Seamless Ltd.	1,131	7,967
Mahindra Holidays & Resorts India Ltd.(1)	1,840	6,213

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Mahindra Logistics Ltd.	609	$1,733
Maithan Alloys Ltd.	180	1,796
Man Industries India Ltd.(1)	777	1,904
Man Infraconstruction Ltd.	2,440	4,150
Manali Petrochemicals Ltd.	1,877	1,321
Manappuram Finance Ltd.	21,795	50,335
Mangalam Cement Ltd.	631	5,205
Marksans Pharma Ltd.	6,088	14,317
MAS Financial Services Ltd.	1,154	3,096
Mayur Uniquoters Ltd.	478	2,569
Medi Assist Healthcare Services Ltd.	575	2,989
Medplus Health Services Ltd.(1)	975	7,984
Meghmani Organics Ltd.(1)	4,269	3,051
Metropolis Healthcare Ltd.(1)	693	12,611
Minda Corp. Ltd.	2,487	13,749
MM Forgings Ltd.	564	2,183
MMTC Ltd.(1)	2,796	1,589
MOIL Ltd.	1,561	5,208
Mold-Tek Packaging Ltd.	419	2,277
Morepen Laboratories Ltd.(1)	9,947	5,305
Mrs Bectors Food Specialities Ltd.	865	13,076
MSP Steel & Power Ltd.(1)	7,229	1,966
Muthoot Microfin Ltd.(1)	358	546
Natco Pharma Ltd.	3,166	27,982
National Fertilizers Ltd.	3,037	2,736
Nava Ltd.	3,438	15,724
Navin Fluorine International Ltd.	738	31,817
NCC Ltd.	17,151	34,555
Nectar Lifesciences Ltd.(1)	2,214	665
NELCO Ltd.	294	2,548
NESCO Ltd.	579	5,778
Netweb Technologies India Ltd.	445	7,464
Network18 Media & Investments Ltd.(1)	4,523	2,147
Neuland Laboratories Ltd.	275	33,492
Newgen Software Technologies Ltd.	559	6,018
NIIT Learning Systems Ltd.	1,473	7,086
NIIT Ltd.	1,763	2,265
NOCIL Ltd.	2,554	5,074
Nuvama Wealth Management Ltd.	226	14,011
Nuvoco Vistas Corp. Ltd.(1)	3,001	10,798
Onesource Specialty Pharma Ltd.(1)	954	13,499
OnMobile Global Ltd.(1)	1,009	574
Orient Cement Ltd.	2,651	10,031
Orient Electric Ltd.	3,336	7,583
Orient Green Power Co. Ltd.(1)	22,443	3,086
Orient Paper & Industries Ltd.	2,555	674
Oriental Hotels Ltd.	1,543	2,325
Pakka Ltd.(1)	870	1,920
Panama Petrochem Ltd.	688	2,773
Paradeep Phosphates Ltd.	9,572	9,561
Parag Milk Foods Ltd.	1,114	1,849
Paramount Communications Ltd.(1)	2,276	1,404
Patel Engineering Ltd.(1)	9,979	4,994
PC Jeweller Ltd.(1)	73,090	9,507

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
PCBL Chemical Ltd.	4,900	$20,222
Pearl Global Industries Ltd.	132	2,033
Pennar Industries Ltd.(1)	2,164	3,901
Piramal Pharma Ltd.	17,915	39,109
Pitti Engineering Ltd.	322	3,290
PNB Gilts Ltd.	1,887	1,722
PNB Housing Finance Ltd.(1)	2,625	23,020
PNC Infratech Ltd.	2,812	8,386
Pokarna Ltd.	460	5,825
Poly Medicure Ltd.	703	16,378
Polyplex Corp. Ltd.	501	6,252
Pondy Oxides & Chemicals Ltd.	424	2,812
Power Mech Projects Ltd.	360	7,458
Praj Industries Ltd.	1,959	11,008
Prakash Industries Ltd.	3,181	5,209
Prataap Snacks Ltd.	194	2,403
Premier Explosives Ltd.	860	3,303
Pricol Ltd.(1)	1,446	6,615
Prince Pipes & Fittings Ltd.	1,052	3,456
Prism Johnson Ltd.(1)	2,496	3,266
Procter & Gamble Health Ltd.	200	11,511
Protean eGov Technologies Ltd.	665	10,105
Prudent Corporate Advisory Services Ltd.	174	3,300
PSP Projects Ltd.(1)	152	1,083
PTC India Ltd.	5,811	9,275
Puravankara Ltd.(1)	1,420	3,930
Quess Corp. Ltd.	1,395	9,557
Quick Heal Technologies Ltd.	470	1,598
Rain Industries Ltd.	4,885	6,827
Rainbow Children's Medicare Ltd.	1,010	14,327
Rajesh Exports Ltd.(1)	923	1,688
Rallis India Ltd.	2,447	5,889
Ram Ratna Wires Ltd.	391	2,160
Ramco Cements Ltd.	2,231	21,239
Ramkrishna Forgings Ltd.	2,265	16,842
Ramky Infrastructure Ltd.(1)	507	2,489
Rashtriya Chemicals & Fertilizers Ltd.	4,212	5,675
Raymond Lifestyle Ltd.(1)	840	10,466
Raymond Ltd.	1,050	15,575
RBL Bank Ltd.	8,694	15,844
Redington Ltd.	20,547	52,842
Redtape Ltd.	3,244	5,396
Refex Industries Ltd.(1)	1,230	5,581
Reliance Industrial Infrastructure Ltd.	155	1,405
Reliance Infrastructure Ltd.(1)	5,126	12,501
Reliance Power Ltd.(1)	83,920	32,098
Religare Enterprises Ltd.(1)	2,191	5,661
Repco Home Finance Ltd.	1,055	3,996
Rico Auto Industries Ltd.	1,835	1,342
RITES Ltd.	2,686	6,323
Rossari Biotech Ltd.	463	3,161
Roto Pumps Ltd.	414	933
RPG Life Sciences Ltd.	131	3,133
RR Kabel Ltd.	656	6,684

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Rupa & Co. Ltd.	419	$918
Saksoft Ltd.	640	1,233
Salzer Electronics Ltd.	347	3,625
Sammaan Capital Ltd.	12,764	16,219
Sandhar Technologies Ltd.	522	2,061
Sandur Manganese & Iron Ores Ltd.	1,248	5,561
Sanghi Industries Ltd.(1)	1,482	882
Sanghvi Movers Ltd.	1,260	3,059
Sanofi India Ltd.	243	13,939
Sansera Engineering Ltd.	845	10,856
Sapphire Foods India Ltd.(1)	5,015	17,838
Sarda Energy & Minerals Ltd.	2,790	14,524
Satia Industries Ltd.	661	534
Satin Creditcare Network Ltd.(1)	1,324	2,220
Savita Oil Technologies Ltd.	484	2,115
SBFC Finance Ltd.(1)	4,841	4,911
Schneider Electric Infrastructure Ltd.(1)	836	5,882
Selan Exploration Technology Ltd.(1)	379	2,199
SEPC Ltd.(1)	6,775	1,038
SH Kelkar & Co. Ltd.	2,035	3,866
Shaily Engineering Plastics Ltd.	907	15,806
Shalby Ltd.	515	1,121
Shalimar Paints Ltd.(1)	1,215	1,501
Shankara Building Products Ltd.	264	1,679
Sharda Cropchem Ltd.	725	4,126
Shilpa Medicare Ltd.(1)	1,013	7,102
Shipping Corp. of India Ltd.	5,559	9,329
Shivalik Bimetal Controls Ltd.	543	2,535
Shree Digvijay Cement Co. Ltd.	1,275	1,017
Shriram Pistons & Rings Ltd.	53	1,126
SJS Enterprises Ltd.	401	3,919
Skipper Ltd.	587	2,653
SMS Pharmaceuticals Ltd.	819	1,800
Snowman Logistics Ltd.	1,961	1,041
Sobha Ltd.	1,963	27,023
Solara Active Pharma Sciences Ltd.(1)	306	1,657
Somany Ceramics Ltd.	386	1,963
Sonata Software Ltd.	1,700	7,041
South Indian Bank Ltd.	34,208	9,355
Southern Petrochemical Industries Corp. Ltd.	2,423	2,092
Spandana Sphoorty Financial Ltd.(1)	486	1,405
Star Cement Ltd.(1)	2,911	6,761
Steel Strips Wheels Ltd.	958	1,946
Sterlite Technologies Ltd.(1)	2,947	2,921
Stove Kraft Ltd.	54	443
Strides Pharma Science Ltd.	1,909	13,552
Subros Ltd.	605	3,974
Sudarshan Chemical Industries Ltd.	1,113	11,060
Sula Vineyards Ltd.	1,007	2,930
Sunflag Iron & Steel Co. Ltd.(1)	1,670	4,038
Sunteck Realty Ltd.	1,416	5,939
Supreme Petrochem Ltd.	1,829	11,238
Supriya Lifescience Ltd.	813	5,566
Surya Roshni Ltd.	1,578	3,875

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Suven Pharmaceuticals Ltd.(1)	4,033	$56,129
Swan Energy Ltd.	2,581	12,125
Swaraj Engines Ltd.	138	4,140
Swelect Energy Systems Ltd.	195	1,153
Symphony Ltd.	549	6,685
TAJGVK Hotels & Resorts Ltd.	483	2,484
Talbros Automotive Components Ltd.	756	1,874
Tamil Nadu Newsprint & Papers Ltd.	904	1,316
Tamilnad Mercantile Bank Ltd.	1,631	7,647
Tanla Platforms Ltd.	1,335	6,701
TARC Ltd.(1)	2,781	3,813
Tasty Bite Eatables Ltd.	18	1,818
TCI Express Ltd.	183	1,422
TD Power Systems Ltd.	3,024	10,747
TeamLease Services Ltd.(1)	277	6,184
Techno Electric & Engineering Co. Ltd.	306	3,432
Texmaco Infrastructure & Holdings Ltd.	1,238	1,328
Thanga Mayil Jewellery Ltd.	226	4,898
Thanga Mayil Jewellery Ltd.	30	647
Thirumalai Chemicals Ltd.	1,770	4,309
Thomas Cook India Ltd.	4,545	6,514
Thyrocare Technologies Ltd.	498	3,934
Time Technoplast Ltd.	3,329	13,689
Tips Music Ltd.	992	6,719
Titagarh Rail System Ltd.	1,441	11,575
Tourism Finance Corp. of India Ltd.	2,278	3,889
Trident Ltd.	24,101	7,152
Triveni Engineering & Industries Ltd.	2,157	8,660
Triveni Turbine Ltd.	2,278	12,753
TTK Prestige Ltd.	732	5,243
Uflex Ltd.	1,340	6,929
Ugro Capital Ltd.(1)	1,907	3,390
Ujjivan Small Finance Bank Ltd.	22,096	8,158
Updater Services Ltd.(1)	643	2,232
Usha Martin Ltd.	3,940	13,389
UTI Asset Management Co. Ltd.	1,248	13,466
Utkarsh Small Finance Bank Ltd.	9,213	2,522
Uttam Sugar Mills Ltd.	242	517
VA Tech Wabag Ltd.(1)	1,274	19,098
Vaibhav Global Ltd.	953	2,480
Vardhman Textiles Ltd.	2,573	11,209
Vascon Engineers Ltd.(1)	2,415	958
Veedol Corporation Ltd.	161	2,665
Venky's India Ltd.	143	2,683
V-Guard Industries Ltd.	5,425	19,222
Vijaya Diagnostic Centre Ltd.	1,292	13,569
Vimta Labs Ltd.	267	2,651
Vinati Organics Ltd.	607	10,599
VIP Industries Ltd.(1)	1,012	3,511
Visaka Industries Ltd.	1,013	766
V-Mart Retail Ltd.(1)	251	8,606
Voltamp Transformers Ltd.	200	14,434
VRL Logistics Ltd.	700	3,620
Waaree Renewable Technologies Ltd.	755	7,173

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Welspun Corp. Ltd.	2,344	$19,859
Welspun Enterprises Ltd.	1,548	7,412
Welspun Living Ltd.	4,822	5,924
West Coast Paper Mills Ltd.	555	2,499
Westlife Foodworld Ltd.(1)	1,288	10,073
Windlas Biotech Ltd.	426	3,734
Wockhardt Ltd.(1)	2,237	29,719
Wonderla Holidays Ltd.	436	3,194
Xchanging Solutions Ltd.	783	818
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	488	2,010
Zee Entertainment Enterprises Ltd.	10,500	11,238
Zen Technologies Ltd.	806	9,708
Zensar Technologies Ltd.	2,713	23,052
Zuari Agro Chemicals Ltd.(1)	394	820
Zuari Industries Ltd.	535	1,500
		3,999,601
Indonesia — 2.1%
ABM Investama Tbk. PT	38,600	6,901
Adhi Karya Persero Tbk. PT(1)	170,500	1,749
Aspirasi Hidup Indonesia Tbk. PT	491,400	19,125
Astrindo Nusantara Infrastructure Tbk. PT(1)	1,172,800	5,433
Asuransi Tugu Pratama Indonesia Tbk. PT	95,500	5,472
Bank BTPN Syariah Tbk. PT	143,600	7,591
Bank Tabungan Negara Persero Tbk. PT	332,400	16,801
BFI Finance Indonesia Tbk. PT	569,200	28,904
Blue Bird Tbk. PT	30,000	2,715
Bukalapak.com Tbk. PT(1)	2,915,200	23,443
Bumi Resources Minerals Tbk. PT(1)	1,888,300	40,532
Bumi Serpong Damai Tbk. PT(1)	308,300	15,462
Ciputra Development Tbk. PT	568,600	27,288
Delta Dunia Makmur Tbk. PT	360,200	9,795
Dharma Satya Nusantara Tbk. PT	317,500	17,423
Elnusa Tbk. PT	241,500	5,594
Energi Mega Persada Tbk. PT(1)	771,000	8,397
ESSA Industries Indonesia Tbk. PT	572,700	25,263
Gajah Tunggal Tbk. PT	147,400	8,989
Global Mediacom Tbk. PT(1)	441,700	3,893
Harum Energy Tbk. PT(1)	171,500	7,201
Hillcon Tbk. PT	13,400	1,626
Indika Energy Tbk. PT	114,100	9,198
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	508,500	17,035
Japfa Comfeed Indonesia Tbk. PT	337,700	38,022
Kawasan Industri Jababeka Tbk. PT(1)	943,200	9,836
Map Aktif Adiperkasa PT	726,500	35,038
Mark Dynamics Indonesia Tbk. PT	35,000	1,848
Media Nusantara Citra Tbk. PT(1)	391,300	5,575
Medikaloka Hermina Tbk. PT	310,000	25,524
Mitra Pinasthika Mustika Tbk. PT	91,700	5,151
Panin Financial Tbk. PT(1)	544,500	10,196
Petrosea Tbk. PT	87,000	16,530
PP Persero Tbk. PT(1)	168,700	2,342
Prodia Widyahusada Tbk. PT	13,400	1,956
Rukun Raharja Tbk. PT	95,600	16,994
Selamat Sempurna Tbk. PT	162,200	16,809

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Sumber Tani Agung Resources Tbk. PT	106,000	$5,338
Summarecon Agung Tbk. PT	584,400	13,198
Surya Citra Media Tbk. PT	1,032,700	11,876
Surya Semesta Internusa Tbk. PT	122,400	6,295
Timah Tbk. PT(1)	222,000	11,826
Wintermar Offshore Marine Tbk. PT	170,500	3,929
		554,113
Malaysia — 2.4%
Aeon Co. M Bhd.	42,400	13,517
AirAsia X Bhd.(1)	5,500	2,138
Alliance Bank Malaysia Bhd.	48,300	56,894
Ancom Nylex Bhd.	16,701	3,715
Astro Malaysia Holdings Bhd.(1)	30,300	1,461
ATA IMS Bhd.(1)	17,100	1,139
Bank Islam Malaysia Bhd.	26,500	14,868
Berjaya Corp. Bhd.(1)	262,700	17,420
Berjaya Food Bhd.(1)	18,685	1,341
Bermaz Auto Bhd.	34,000	7,937
Bumi Armada Bhd.(1)	116,800	14,719
Cahya Mata Sarawak Bhd.	24,500	5,850
CCK Consolidated Holdings Bhd.	11,400	3,017
CTOS Digital Bhd.	69,500	17,820
Cypark Resources Bhd.(1)	31,900	5,690
D&O Green Technologies Bhd.	6,700	1,735
Dagang NeXchange Bhd.(1)	121,100	7,499
Dayang Enterprise Holdings Bhd.	41,000	16,224
Dufu Technology Corp. Bhd.	12,900	3,820
DXN Holdings Bhd.	28,800	3,299
Eco World Development Group Bhd.	18,700	8,377
Ekovest Bhd.(1)	86,300	5,622
Farm Fresh Bhd.	40,900	15,251
Gas Malaysia Bhd.	7,500	6,963
Globetronics Technology Bhd.	27,500	2,269
Hextar Global Bhd.	30,300	6,355
Hiap Teck Venture Bhd.	45,800	3,039
Hibiscus Petroleum Bhd.	26,200	9,240
Iskandar Waterfront City Bhd.(1)	34,900	3,031
ITMAX SYSTEM Bhd.	23,400	20,461
Kelington Group Bhd.	26,300	20,651
Kossan Rubber Industries Bhd.	47,900	19,148
KSL Holdings Bhd.(1)	10,100	3,637
LBS Bina Group Bhd.	34,500	3,914
Mah Sing Group Bhd.	73,500	20,503
Malakoff Corp. Bhd.	133,700	24,680
Malaysia Smelting Corp. Bhd.	8,900	4,424
Malaysian Pacific Industries Bhd.	3,900	16,161
Malaysian Resources Corp. Bhd.	80,700	8,088
Matrix Concepts Holdings Bhd.	28,200	8,927
Mega First Corp. Bhd.	6,000	5,586
MSM Malaysia Holdings Bhd.(1)	18,200	5,612
Naim Holdings Bhd.(1)	7,100	1,423
Nationgate Holdings Bhd.	41,700	17,448
NEXG Bhd.	81,200	4,655
Pecca Group Bhd.	27,300	8,875

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Pentamaster Corp. Bhd.	20,200	$14,038
Ranhill Utilities Bhd.(1)	64,822	18,776
RGB International Bhd.	44,000	3,766
Sam Engineering & Equipment M Bhd.	11,500	9,386
Sime Darby Property Bhd.	84,900	26,791
SKP Resources Bhd.	16,500	3,711
SP Setia Bhd. Group	79,600	24,044
Supermax Corp. Bhd.(1)	81,600	13,925
Swift Haulage Bhd.	12,900	1,214
UEM Sunrise Bhd.	51,200	10,321
Velesto Energy Bhd.	185,900	6,895
VS Industry Bhd.	137,200	29,964
VSTECS Bhd.	7,200	5,140
WCT Holdings Bhd.(1)(2)	26,000	4,419
		626,833
Mexico — 2.5%
Alfa SAB de CV, Class A	113,546	96,785
Alsea SAB de CV	18,593	40,761
Bolsa Mexicana de Valores SAB de CV	4,314	7,661
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	3,176	20,580
Corp. Inmobiliaria Vesta SAB de CV	28,436	66,545
Genomma Lab Internacional SAB de CV, Class B	32,843	41,194
Gentera SAB de CV	41,014	57,269
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(2)	1,146	88,506
Grupo Televisa SAB, ADR	20,582	40,135
La Comer SAB de CV	16,936	27,842
Megacable Holdings SAB de CV	39,390	84,610
Nemak SAB de CV(1)	48,124	6,275
Ollamani SAB(1)(2)	2,560	4,764
Orbia Advance Corp. SAB de CV	30,124	20,811
Regional SAB de CV	8,227	53,251
		656,989
Philippines — 0.8%
Alliance Global Group, Inc.	103,700	11,612
Converge Information & Communications Technology Solutions, Inc.	294,400	78,874
DigiPlus Interactive Corp.	49,300	29,587
Puregold Price Club, Inc.	10,500	5,043
Robinsons Land Corp.	231,700	47,890
Synergy Grid & Development Phils, Inc.	75,700	14,054
Wilcon Depot, Inc.	175,000	23,878
		210,938
Poland — 1.4%
AmRest Holdings SE	2,857	11,753
CCC SA(1)	1,474	69,053
Cyfrowy Polsat SA(1)	9,402	32,337
Enea SA(1)	11,446	38,982
Eurocash SA	1,612	3,721
Grupa Azoty SA(1)	2,015	10,232
Grupa Kety SA	414	82,512
Jastrzebska Spolka Weglowa SA(1)	2,117	13,118
KRUK SA	338	34,273
Text SA	600	8,201
Warsaw Stock Exchange	2,022	20,493
XTB SA	2,674	43,721
		368,396

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
South Africa — 3.3%
AECI Ltd.	5,643	$28,792
Astral Foods Ltd.	1,277	11,329
AVI Ltd.	16,043	80,116
Barloworld Ltd.	6,720	36,729
Coronation Fund Managers Ltd.	9,310	19,210
Dis-Chem Pharmacies Ltd.	22,071	38,268
Fortress Real Estate Investments Ltd., Class B	54,214	56,774
Grindrod Ltd.	30,355	21,289
Life Healthcare Group Holdings Ltd.	68,200	53,864
Momentum Group Ltd.	56,217	91,352
Motus Holdings Ltd.	7,831	37,732
MultiChoice Group(1)	6,915	39,215
NEPI Rockcastle NV(1)	2,122	15,317
Netcare Ltd.	50,760	36,662
Omnia Holdings Ltd.	7,283	24,924
Pick n Pay Stores Ltd.(1)(2)	17,467	26,472
Sappi Ltd.	28,905	62,813
Sun International Ltd.	7,796	15,928
Telkom SA SOC Ltd.(1)	8,015	15,418
Thungela Resources Ltd.	6,081	36,027
Truworths International Ltd.	21,442	89,813
Wilson Bayly Holmes-Ovcon Ltd.	3,281	32,897
		870,941
South Korea — 12.2%
Able C&C Co. Ltd.	841	4,133
Aekyung Chemical Co. Ltd.	1,018	5,098
Aekyung Industrial Co. Ltd.(1)	482	4,585
Agabang & Company(1)	1,002	3,718
Ahnlab, Inc.	306	15,834
Ananti, Inc.(1)	3,006	12,123
Aprogen Biologics(1)	3,819	1,925
Asiana Airlines, Inc.(1)	1,304	9,540
BGF retail Co. Ltd.	216	14,754
BH Co. Ltd.	1,119	11,563
Binggrae Co. Ltd.(1)	329	21,806
Boryung	1,631	11,179
Byucksan Corp.(1)	831	1,227
C&C International Co. Ltd.	209	5,077
Caregen Co. Ltd.	664	12,307
Cheryong Electric Co. Ltd.	537	14,351
Chong Kun Dang Pharmaceutical Corp.	478	26,441
Chunbo Co. Ltd.(1)	49	1,298
CJ CGV Co. Ltd.(1)	2,922	10,103
CJ ENM Co. Ltd.(1)	329	13,682
Cosmax, Inc.	448	52,462
COWELL FASHION Co. Ltd.(1)	485	733
Curexo, Inc.(1)	486	2,822
Daeduck Electronics Co. Ltd.	1,906	23,490
Daesang Corp.(1)	1,001	15,856
Daewoo Engineering & Construction Co. Ltd.(1)	6,953	16,178
Daewoong Co. Ltd.	1,140	15,713
Daewoong Pharmaceutical Co. Ltd.	283	24,649
Daishin Securities Co. Ltd.	1,344	15,548

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Danal Co. Ltd.(1)	538	$1,107
Daou Data Corp.	375	2,801
Daou Technology, Inc.(1)	741	10,290
Dentium Co. Ltd.	222	10,227
DGB Financial Group, Inc.	7,701	48,829
DI Dong Il Corp.(1)	485	15,519
DL E&C Co. Ltd.	1,658	46,019
DL Holdings Co. Ltd.	624	14,304
DN Automotive Corp.	340	4,955
Dong-A Socio Holdings Co. Ltd.	176	11,740
Dong-A ST Co. Ltd.(1)	142	4,570
Dongjin Semichem Co. Ltd.	1,372	24,819
Dongsuh Cos., Inc.	874	14,068
Dongwha Enterprise Co. Ltd.(1)	359	2,738
Dongwon F&B Co. Ltd.	271	5,790
Dongwon Systems Corp.	307	7,833
Doosan Co. Ltd.	113	25,234
Doosan Tesna, Inc.	327	6,801
DoubleUGames Co. Ltd.	605	19,798
Douzone Bizon Co. Ltd.	619	30,006
Dreamtech Co. Ltd.	754	3,723
Ecopro HN Co. Ltd.(1)	528	10,433
E-MART, Inc.	609	31,789
EMRO, Inc.	302	13,259
EM-Tech Co. Ltd.	269	3,395
Eo Technics Co. Ltd.(1)	349	31,401
Eugene Investment & Securities Co. Ltd.	3,511	6,243
Eugene Technology Co. Ltd.(1)	376	10,926
Foosung Co. Ltd.(1)	1,160	3,751
Gaonchips Co. Ltd.(1)	197	6,406
Genexine, Inc.(1)	256	760
GigaVis Co. Ltd.	50	986
GOLFZON Co. Ltd.(1)	198	8,019
Gradiant Corp.	276	2,523
Grand Korea Leisure Co. Ltd.	1,618	12,677
Green Cross Corp.	217	18,648
Green Cross Holdings Corp.	1,180	11,245
GS Engineering & Construction Corp.	4,188	50,442
HAESUNG DS Co. Ltd.	249	5,005
Han Kuk Carbon Co. Ltd.	2,093	22,078
Hana Materials, Inc.	341	6,962
Hana Micron, Inc.	1,309	9,897
Hana Tour Service, Inc.	429	16,826
Hancom, Inc.	609	8,865
Handsome Co. Ltd.(1)	387	4,241
Hanil Cement Co. Ltd.	1,067	11,439
Hankook & Co. Co. Ltd.	1,270	13,794
Hansae Co. Ltd.(1)	559	4,469
Hansol Chemical Co. Ltd.	355	26,792
Hanwha Engine(1)	3,058	47,338
Hanwha General Insurance Co. Ltd.	3,704	9,694
Hanwha Investment & Securities Co. Ltd.(1)	6,041	14,367
Harim Holdings Co. Ltd.	1,463	5,088
HD Hyundai Construction Equipment Co. Ltd.	599	30,721

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
HD Hyundai Energy Solutions Co. Ltd.(1)	42	$828
HD Hyundai Infracore Co. Ltd.(1)	7,261	42,354
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	2,443	30,613
Hite Jinro Co. Ltd.	1,669	21,644
HK inno N Corp.(1)	872	21,532
HL Mando Co. Ltd.(1)	1,751	53,182
HS Hyosung Advanced Materials Corp.	132	16,952
HS Hyosung Corp.(1)	46	931
Humasis Co. Ltd.(1)	1,482	1,691
Humedix Co. Ltd.	405	10,478
Hyosung Corp.	372	12,004
Hyosung Heavy Industries Corp.	177	53,130
Hyosung TNC Corp.	141	21,801
HYUNDAI Corp.	247	4,084
Hyundai Department Store Co. Ltd.(1)	823	32,201
Hyundai Elevator Co. Ltd.	722	27,215
Hyundai Feed, Inc.(1)	668	—
Hyundai Home Shopping Network Corp.(1)	158	5,632
Hyundai Wia Corp.	887	24,867
Innocean Worldwide, Inc.	269	3,384
Innox Advanced Materials Co. Ltd.	758	14,807
Insun ENT Co. Ltd.(1)	335	1,175
Intekplus Co. Ltd.	160	1,269
Intellian Technologies, Inc.	411	9,823
Interflex Co. Ltd.(1)	323	2,092
INTOPS Co. Ltd.	321	4,019
IS Dongseo Co. Ltd.	425	4,960
i-SENS, Inc.	273	2,987
Jahwa Electronics Co. Ltd.(1)	128	1,188
Jeju Air Co. Ltd.(1)	1,941	9,381
Jin Air Co. Ltd.(1)	1,252	8,412
Jusung Engineering Co. Ltd.	1,184	27,193
JW Pharmaceutical Corp.	686	10,377
K Car Co. Ltd.	460	4,093
Kakao Games Corp.(1)	1,069	11,714
Kangwon Energy Co. Ltd.(1)	209	1,264
KC Co. Ltd.(1)	287	3,668
KC Tech Co. Ltd.(1)	334	7,798
KCC Glass Corp.	256	5,453
KEPCO Plant Service & Engineering Co. Ltd.(1)	884	25,412
KG Chemical Corp.	1,034	2,802
KG Dongbusteel(1)	2,318	9,749
KG Eco Solution Co. Ltd.	374	1,341
KG Mobility Co.(1)	1,009	3,077
KH Vatec Co. Ltd.	492	3,190
KISCO Corp.	1,002	5,450
Koh Young Technology, Inc.(1)	1,506	17,146
Kolmar BNH Co. Ltd.(1)	369	3,267
Kolmar Korea Co. Ltd.(1)	475	20,061
Kolon Industries, Inc.	956	21,884
KoMiCo Ltd.	280	8,484
KONA I Co. Ltd.(1)	158	2,947
Korea Electric Terminal Co. Ltd.	353	17,492
Korea Line Corp.(1)	9,453	10,874

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Korea Petrochemical Ind Co. Ltd.	188	$11,435
Korean Reinsurance Co.	7,618	41,907
Kumho Tire Co., Inc.(1)	5,231	17,541
Kyung Dong Navien Co. Ltd.	410	23,575
Lotte Chilsung Beverage Co. Ltd.(1)	230	16,488
Lotte Energy Materials Corp.(1)	293	5,515
LOTTE Fine Chemical Co. Ltd.(1)	845	23,412
Lotte Innovate Co. Ltd.(1)	196	2,665
Lotte Rental Co. Ltd.(1)	850	16,885
Lotte Shopping Co. Ltd.(1)	433	18,707
Lotte Wellfood Co. Ltd.(1)	143	10,874
LVMC Holdings(1)	3,183	3,659
LX International Corp.	1,584	27,930
LX Semicon Co. Ltd.	615	25,397
Mcnex Co. Ltd.	180	2,865
MegaStudyEdu Co. Ltd.	402	10,602
MNTech Co. Ltd.	782	4,516
Myoung Shin Industrial Co. Ltd.	997	6,396
Namhae Chemical Corp.	324	1,428
Naturecell Co. Ltd.(1)	1,459	17,024
Neowiz(1)	105	1,527
NEPES Corp.(1)	487	2,505
Nexen Tire Corp.(1)	1,157	4,043
NEXTIN, Inc.	132	4,535
NHN Corp.	260	3,513
NICE Information Service Co. Ltd.(1)	1,187	10,430
OCI Holdings Co. Ltd.	561	30,684
Orion Holdings Corp.	1,372	14,002
Ottogi Corp.(1)	87	23,029
Paradise Co. Ltd.	1,787	13,365
Park Systems Corp.	187	26,535
Partron Co. Ltd.	1,223	5,960
People & Technology, Inc.	1,184	36,454
PharmaResearch Co. Ltd.	345	68,844
Pharmicell Co. Ltd.	484	3,368
PI Advanced Materials Co. Ltd.(1)	862	10,780
Pond Group Co. Ltd.	279	1,061
Poongsan Corp.	986	37,192
PSK, Inc.	899	11,609
RFHIC Corp.	146	1,603
S&S Tech Corp.	386	7,816
Samchully Co. Ltd.	20	1,244
Samyang Foods Co. Ltd.	154	90,774
SD Biosensor, Inc.	2,254	16,329
SeAH Besteel Holdings Corp.(1)	787	10,629
SeAH Steel Corp.(1)	18	1,979
SeAH Steel Holdings Corp.(1)	66	10,615
Sebang Co. Ltd.	94	768
Sebang Global Battery Co. Ltd.	342	17,132
Seegene, Inc.	1,282	21,611
Seobu T&D	788	3,011
Seojin System Co. Ltd.(1)	754	11,900
Seoul Semiconductor Co. Ltd.(1)	2,190	10,362
Seoyon E-Hwa Co. Ltd.(1)	381	3,303

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
SFA Engineering Corp.	536	$7,261
SFA Semicon Co. Ltd.(1)	1,342	2,952
SGC Energy Co. Ltd.(1)	93	1,469
Shinsegae International, Inc.(1)	454	3,218
Shinsegae, Inc.(1)	404	39,332
Shinsung Delta Tech Co. Ltd.	409	20,524
SK Chemicals Co. Ltd.	496	14,220
SK D&D Co. Ltd.	225	1,254
SK Discovery Co. Ltd.	290	6,949
SK Eternix Co. Ltd.(1)	186	1,906
SK Gas Ltd.	74	11,915
SK Networks Co. Ltd.	5,141	15,205
SK oceanplant Co. Ltd.(1)	167	1,763
SK Securities Co. Ltd.(1)	5,234	1,705
SL Corp.	879	20,810
SM Entertainment Co. Ltd.	461	31,675
SNT Dynamics Co. Ltd.	1,078	21,114
SNT Motiv Co. Ltd.	774	13,295
SOLUM Co. Ltd.(1)	1,238	14,993
Solus Advanced Materials Co. Ltd.	111	714
Soop Co. Ltd.	320	21,848
Soulbrain Holdings Co. Ltd.(1)	247	5,594
SPG Co. Ltd.(1)	240	4,282
Studio Dragon Corp.(1)	405	14,260
Sung Kwang Bend Co. Ltd.	1,076	20,594
Sungwoo Hitech Co. Ltd.	1,760	6,130
Synopex, Inc.(1)	3,354	11,549
Taekwang Industrial Co. Ltd.	9	4,410
Taesung Co. Ltd.(1)	1,093	27,980
Taewoong Co. Ltd.(1)	463	4,401
TCC Steel	105	2,120
TechWing, Inc.	1,355	35,770
TES Co. Ltd.	170	2,434
TK Corp.	889	14,495
TKG Huchems Co. Ltd.	591	6,529
Tokai Carbon Korea Co. Ltd.	220	12,165
Tongyang Life Insurance Co. Ltd.	2,587	8,809
TSE Co. Ltd.	61	1,883
Unid Co. Ltd.	179	9,898
Value Added Technology Co. Ltd.(1)	215	2,983
VT Co. Ltd.(1)	1,253	29,165
Won Tech Co. Ltd.(1)	1,155	5,317
Wonik QnC Corp.	803	10,234
Woongjin Thinkbig Co. Ltd.	857	926
W-Scope Chungju Plant Co. Ltd.(1)	417	2,885
YC Corp.(1)	1,132	8,605
YG Entertainment, Inc.	451	19,453
Youngone Corp.(1)	632	20,632
Youngone Holdings Co. Ltd.	178	11,057
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,182
		3,176,414
Taiwan — 22.8%
Abico Avy Co. Ltd.	3,000	3,313
Ability Enterprise Co. Ltd.	7,000	12,962

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Ability Opto-Electronics Technology Co. Ltd.	2,000	$12,689
AcBel Polytech, Inc.	12,000	11,556
Ace Pillar Co. Ltd.	3,000	10,822
ACES Electronic Co. Ltd.(1)	3,000	5,716
Acter Group Corp. Ltd.	3,000	38,285
Action Electronics Co. Ltd.	3,000	1,641
Adlink Technology, Inc.	1,000	2,561
Advanced Analog Technology, Inc.	1,000	1,864
Advanced International Multitech Co. Ltd.	3,000	7,131
Advanced Power Electronics Corp.	1,000	2,774
Advancetek Enterprise Co. Ltd.	6,000	15,533
AEWIN Technologies Co. Ltd.	1,000	2,351
AGV Products Corp.	11,000	4,065
AIC, Inc.	1,093	12,242
Air Asia Co. Ltd.	1,000	1,084
Alcor Micro Corp.(1)	1,000	3,382
ALI Corp.(1)	600	610
All Ring Tech Co. Ltd.	1,000	11,452
Allied Circuit Co. Ltd.	1,000	3,534
Allied Supreme Corp.	2,000	19,212
Alltop Technology Co. Ltd.	2,000	17,804
Alpha Networks, Inc.	8,000	8,535
Altek Corp.	6,000	8,757
Ambassador Hotel	5,000	8,593
Ampak Technology, Inc.	2,000	8,200
Ampire Co. Ltd.	2,000	2,059
AMPOC Far-East Co. Ltd.	5,000	14,599
AmTRAN Technology Co. Ltd.	18,375	10,398
Anji Technology Co. Ltd.	1,000	1,117
Anpec Electronics Corp.	3,000	15,894
Apac Opto Electronics, Inc.	1,000	2,742
Apacer Technology, Inc.	1,000	1,583
APAQ Technology Co. Ltd.	2,000	8,426
Apex Biotechnology Corp.	2,000	1,875
Apex International Co. Ltd.(1)	2,000	2,455
ARBOR Technology Corp.	3,000	5,601
Arcadyan Technology Corp.	1,000	5,687
Ardentec Corp.	11,000	23,931
Argosy Research, Inc.	1,000	4,806
Asia Optical Co., Inc.	12,000	72,579
Asia Tech Image, Inc.	2,000	7,017
ASIX Electronics Corp.	1,000	3,313
ASROCK, Inc.	1,000	7,518
ATE Energy International Co. Ltd.	4,000	3,358
AURAS Technology Co. Ltd.	1,000	20,273
Aurotek Corp.	2,000	7,552
Avalue Technology, Inc.	1,000	3,289
AVer Information, Inc.	1,000	1,295
Avermedia Technologies	4,000	6,129
Axiomtek Co. Ltd.	2,000	8,400
Azurewave Technologies, Inc.	2,000	4,194
Bafang Yunji International Co. Ltd.	1,000	4,925
Bank of Kaohsiung Co. Ltd.	14,420	5,100
Basso Industry Corp.	4,000	5,346

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
BES Engineering Corp.	54,000	$18,974
B'in Live Co. Ltd.	1,100	2,602
Biostar Microtech International Corp.(1)	1,000	764
Bioteque Corp.	1,000	3,899
Bizlink Holding, Inc.	2,000	35,371
Bonny Worldwide Ltd.(1)	1,000	8,080
Brave C&H Supply Co. Ltd.	1,000	3,407
Brillian Network & Automation Integrated System Co. Ltd.	1,086	6,958
Browave Corp.	2,000	9,869
C Sun Manufacturing Ltd.	3,000	16,112
Capital Futures Corp.	3,000	5,118
Career Technology MFG. Co. Ltd.(1)	19,000	9,171
Castles Technology Co. Ltd.	1,050	3,015
Caswell, Inc.	2,000	7,843
CCP Contact Probes Co. Ltd.	1,000	1,010
Cenra, Inc.	1,500	1,749
Center Laboratories, Inc.(1)	12,000	15,045
Central Reinsurance Co. Ltd.	15,000	12,279
ChainQui Construction Development Co. Ltd.(1)	3,000	1,518
Chang Wah Technology Co. Ltd.	2,000	2,081
Channel Well Technology Co. Ltd.	6,000	16,004
Charoen Pokphand Enterprise	6,000	18,688
CHC Healthcare Group	2,000	3,512
Chen Full International Co. Ltd.	2,000	2,783
Chenbro Micom Co. Ltd.	3,000	26,275
Cheng Fwa Industrial Co. Ltd.(1)	1,000	950
Cheng Loong Corp.	27,000	16,519
Cheng Mei Materials Technology Corp.(1)	28,000	11,751
Cheng Uei Precision Industry Co. Ltd.	17,000	35,767
Chenming Electronic Technology Corp.	3,000	12,047
Chief Telecom, Inc.	1,000	13,692
Chien Kuo Construction Co. Ltd.	3,200	2,694
China Container Terminal Corp.	2,000	2,019
China Ecotek Corp.	1,000	1,840
China Electric Manufacturing Corp.	7,000	3,339
China General Plastics Corp.	7,000	2,786
China Glaze Co. Ltd.	3,000	1,776
China Man-Made Fiber Corp.(1)	49,000	10,983
China Metal Products	10,000	9,779
China Motor Corp.	6,000	14,388
China Petrochemical Development Corp.(1)	151,000	38,238
China Steel Chemical Corp.	5,000	15,018
China Wire & Cable Co. Ltd.	5,000	5,565
Chinese Maritime Transport Ltd.	3,000	4,371
Ching Feng Home Fashions Co. Ltd.	5,000	5,045
Chin-Poon Industrial Co. Ltd.	15,000	15,860
ChipMOS Technologies, Inc.	11,000	10,648
Chlitina Holding Ltd.	1,000	3,758
Chong Hong Construction Co. Ltd.	7,000	20,378
Chun Yuan Steel Industry Co. Ltd.	11,000	6,350
Chung Hung Steel Corp.	26,000	19,450
Chung Hwa Chemical Industrial Works Ltd.	4,000	3,593
Chung Hwa Pulp Corp.(1)	9,000	4,639
Chunghwa Precision Test Tech Co. Ltd.	1,000	23,168

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Cleanaway Co. Ltd.	3,000	$16,909
Clevo Co.	5,000	7,411
CMC Magnetics Corp.	42,000	12,741
Complex Micro Interconnection Co. Ltd.	1,000	1,614
Compucase Enterprise	1,000	2,892
Concord International Securities Co. Ltd.	8,969	4,337
Concord Securities Co. Ltd.	23,850	10,933
Continental Holdings Corp.	16,000	15,377
Contrel Technology Co. Ltd.	3,000	4,690
Coremax Corp.	1,000	1,779
Coretronic Corp.	11,000	27,652
Co-Tech Development Corp.	3,000	5,053
Creative Sensor, Inc.	2,700	5,085
Cryomax Cooling System Corp.	1,143	1,261
CSBC Corp. Taiwan(1)	26,000	13,362
CTCI Corp.	19,000	24,300
CviLux Corp.	2,000	3,009
Cyberlink Corp.	1,000	3,894
CyberPower Systems, Inc.	2,000	18,695
CyberTAN Technology, Inc.(1)	9,000	8,516
DA CIN Construction Co. Ltd.	4,000	7,090
Da-Li Development Co. Ltd.	7,350	9,968
Darfon Electronics Corp.	5,000	6,876
Darwin Precisions Corp.(1)	7,000	2,920
Daxin Materials Corp.	2,000	12,898
Depo Auto Parts Ind Co. Ltd.	3,000	19,031
DFI, Inc.	1,000	2,470
Dimerco Express Corp.	3,000	7,565
DingZing Advanced Materials, Inc.	1,000	5,285
D-Link Corp.	11,000	6,983
DONPON PRECISION, Inc.	2,000	2,084
Dr. Wu Skincare Co. Ltd.	1,000	4,562
Draytek Corp.	1,000	1,123
Dynamic Holding Co. Ltd.	11,000	20,083
Dynapack International Technology Corp.	5,000	26,357
E&R Engineering Corp.	1,000	2,620
Eastech Holding Ltd.	2,000	8,370
Eastern Media International Corp.(1)	3,000	1,585
Edimax Technology Co. Ltd.(1)	6,000	5,266
Edison Opto Corp.	3,000	2,202
Edom Technology Co. Ltd.	5,000	4,460
Egis Technology, Inc.(1)	1,000	4,223
Elan Microelectronics Corp.	7,000	33,714
E-Lead Electronic Co. Ltd.	3,000	5,447
Elite Advanced Laser Corp.(1)	4,000	32,559
Elitegroup Computer Systems Co. Ltd.	10,000	6,692
Emerging Display Technologies Corp.	1,000	879
Ennostar, Inc.(1)	25,000	33,861
Episil Technologies, Inc.(1)	3,000	4,591
Episil-Precision, Inc.	1,000	1,309
Eson Precision Ind Co. Ltd.	3,000	5,395
Eternal Materials Co. Ltd.	36,000	31,427
Ever Ohms Technology Co. Ltd.(1)	2,000	1,908
Evergreen Aviation Technologies Corp.	4,000	12,722

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Evergreen International Storage & Transport Corp.	20,000	$18,428
EVERGREEN Steel Corp.	1,000	2,886
Everlight Chemical Industrial Corp.	19,000	12,323
Everlight Electronics Co. Ltd.	18,000	44,690
Evertop Wire Cable Corp.	5,000	3,062
Excelsior Medical Co. Ltd.	2,100	5,563
EZconn Corp.	1,105	15,990
Falcon Machine Tools Co. Ltd.	2,140	2,249
Far Eastern Department Stores Ltd.	31,000	22,733
Farglory F T Z Investment Holding Co. Ltd.	1,080	1,435
Favite, Inc.(1)	3,000	4,174
Federal Corp.(1)	10,000	5,615
Feedback Technology Corp.	1,080	4,213
FIC Global, Inc.	1,000	1,159
FineMat Applied Materials Co. Ltd.(1)	1,000	1,073
FineTek Co. Ltd.	1,020	4,932
Firich Enterprises Co. Ltd.	6,000	6,036
First Copper Technology Co. Ltd.(1)	8,000	10,529
First Hi-Tec Enterprise Co. Ltd.	1,000	4,168
First Insurance Co. Ltd.	5,000	4,117
First Steamship Co. Ltd.(1)	15,000	3,716
FIT Holding Co. Ltd.	5,000	9,940
Fitipower Integrated Technology, Inc.	4,000	28,312
Fittech Co. Ltd.(1)	2,101	6,590
FLEXium Interconnect, Inc.	11,000	23,083
Flytech Technology Co. Ltd.	4,000	18,407
FocalTech Systems Co. Ltd.	7,000	16,935
FOCI Fiber Optic Communications, Inc.	1,000	9,133
Forcecon Tech Co. Ltd.	3,028	13,764
Forest Water Environment Engineering Co. Ltd.(1)	1,032	1,179
Formosa International Hotels Corp.	2,000	12,096
Formosa Laboratories, Inc.	3,000	6,776
Formosa Optical Technology Co. Ltd.	1,000	4,201
Formosa Taffeta Co. Ltd.	36,000	21,006
Formosan Union Chemical	15,000	9,822
Founding Construction & Development Co. Ltd.	3,000	1,805
Foxsemicon Integrated Technology, Inc.	4,000	38,656
Franbo Lines Corp.	7,000	4,936
FSP Technology, Inc.	3,000	6,137
Fu Hua Innovation Co. Ltd.	6,240	6,723
Fulgent Sun International Holding Co. Ltd.	6,236	28,365
Fulltech Fiber Glass Corp.(1)	10,858	10,875
Fusheng Precision Co. Ltd.	4,000	41,558
G Shank Enterprise Co. Ltd.	3,117	8,617
Gallant Micro Machining Co. Ltd.	1,000	15,349
Gallant Precision Machining Co. Ltd.	4,000	11,419
Gamania Digital Entertainment Co. Ltd.	3,000	7,223
GEM Terminal Industrial Co. Ltd.(1)	1,000	715
Gemtek Technology Corp.	9,000	8,847
General Interface Solution Holding Ltd.(1)	6,000	10,024
Genesys Logic, Inc.	1,000	4,976
GeoVision, Inc.	1,780	3,173
GFC Ltd.	2,000	6,667
Giantplus Technology Co. Ltd.	2,000	882

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Gigasolar Materials Corp.(1)	1,000	$2,413
Gigastorage Corp.(1)	2,000	902
Global Brands Manufacture Ltd.	8,000	17,901
Global Mixed Mode Technology, Inc.	2,000	14,657
Global PMX Co. Ltd.	2,000	6,610
Globaltek Fabrication Co. Ltd.	2,000	4,462
Globe Union Industrial Corp.	7,000	3,075
Gloria Material Technology Corp.	19,000	27,763
GMI Technology, Inc.	5,000	7,886
Golden Long Teng Development Co. Ltd.	3,000	2,832
Goldsun Building Materials Co. Ltd.	17,000	22,165
Good Will Instrument Co. Ltd.	1,000	1,351
Gordon Auto Body Parts	3,000	3,394
Gourmet Master Co. Ltd.	2,000	6,147
Grand Fortune Securities Co. Ltd.	5,000	2,002
Grand Pacific Petrochemical(1)	41,381	13,362
Grand Process Technology Corp.	1,000	37,574
Grape King Bio Ltd.	5,000	22,492
Great Tree Pharmacy Co. Ltd.	1,169	6,055
Greatek Electronics, Inc.	14,000	27,182
Hai Kwang Enterprise Corp.(1)	3,000	1,825
Hannstar Board Corp.	7,360	12,420
HannStar Display Corp.(1)	32,000	8,415
HannsTouch Holdings Co.(1)	22,000	5,938
Hanpin Electron Co. Ltd.	1,000	1,686
Harvatek Corp.	1,000	670
HD Renewable Energy Co. Ltd.	2,024	13,749
Hitron Technology, Inc.	11,000	9,681
Hiwin Mikrosystem Corp.	2,000	8,914
Hiyes International Co. Ltd.	1,297	7,320
Ho Tung Chemical Corp.	26,000	6,574
Hocheng Corp.	5,000	2,605
Holdings-Key Electric Wire & Cable Co. Ltd.	5,000	7,677
Holiday Entertainment Co. Ltd.	1,000	2,430
Holy Stone Enterprise Co. Ltd.	2,000	5,149
Hong Ho Precision Textile Co. Ltd.	1,000	1,323
Hong Pu Real Estate Development Co. Ltd.	3,000	2,834
Hong TAI Electric Industrial	5,000	5,179
Horizon Securities Co. Ltd.	7,000	2,373
Hota Industrial Manufacturing Co. Ltd.	10,000	25,150
Hotron Precision Electronic Industrial Co. Ltd.(1)	1,000	845
Hsin Ba Ba Corp.	2,020	6,883
Hsin Kuang Steel Co. Ltd.	9,000	14,299
HTC Corp.(1)	10,000	13,946
Hu Lane Associate, Inc.	3,050	16,499
HUA ENG Wire & Cable Co. Ltd.	9,000	7,898
Huaku Development Co. Ltd.	9,200	32,333
Huang Hsiang Construction Corp.	5,000	11,062
Hung Ching Development & Construction Co. Ltd.	3,000	3,359
Hung Sheng Construction Ltd.	9,000	6,874
Hwa Fong Rubber Industrial Co. Ltd.	5,000	2,833
Hwang Chang General Contractor Co. Ltd.	6,319	19,822
Ibase Technology, Inc.	3,000	6,582
ICatch Technology, Inc.(1)	1,000	1,836

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Ichia Technologies, Inc.	8,000	$9,895
I-Chiun Precision Industry Co. Ltd.	5,202	16,410
IEI Integration Corp.	5,000	16,318
In Win Development, Inc.(1)	1,000	2,827
Infortrend Technology, Inc.	12,000	10,867
Info-Tek Corp.	1,000	1,267
Ingentec Corp.	1,050	5,285
Innodisk Corp.	3,000	24,149
Inpaq Technology Co. Ltd.	2,000	4,965
Insyde Software Corp.	1,200	14,078
Integrated Service Technology, Inc.	3,000	11,844
International CSRC Investment Holdings Co.(1)	12,000	4,543
Iron Force Industrial Co. Ltd.	2,000	6,017
ITE Technology, Inc.	4,000	18,792
ITEQ Corp.	8,000	17,930
Jarllytec Co. Ltd.	1,000	5,212
Jean Co. Ltd.	2,044	1,694
Jetway Information Co. Ltd.	750	1,177
Jetwell Computer Co. Ltd.	1,000	5,636
Jia Wei Lifestyle, Inc.	1,000	2,054
Jih Lin Technology Co. Ltd.	1,000	1,572
Jiin Yeeh Ding Enterprise Co. Ltd.	1,000	1,972
Johnson Health Tech Co. Ltd.	5,000	27,197
JPC connectivity, Inc.	4,000	17,437
K Laser Technology, Inc.	2,000	1,238
Kaimei Electronic Corp.	3,000	5,978
Kao Fong Machinery Co. Ltd.	4,000	7,256
Kaori Heat Treatment Co. Ltd.	2,000	18,365
Kedge Construction Co. Ltd.	1,020	2,545
KEE TAI Properties Co. Ltd.	12,180	5,404
Kenda Rubber Industrial Co. Ltd.	15,000	12,721
Kerry TJ Logistics Co. Ltd.	5,000	5,857
Key Ware Electronics Co. Ltd.(1)	3,000	994
Keystone Microtech Corp.	1,000	12,692
KHGEARS International Ltd.	1,000	6,404
Kindom Development Co. Ltd.	11,000	18,332
King Polytechnic Engineering Co. Ltd.	1,050	1,699
Kinik Co.	3,000	24,514
Kinko Optical Co. Ltd.(1)	3,000	2,866
Kinpo Electronics	55,000	43,193
KMC Kuei Meng International, Inc.	2,000	7,648
KNH Enterprise Co. Ltd.	3,000	1,775
Ko Ja Cayman Co. Ltd.	1,000	1,374
KS Terminals, Inc.	5,000	10,746
Kung Long Batteries Industrial Co. Ltd.	3,000	14,170
Kung Sing Engineering Corp.(1)	6,000	2,168
Kuo Toong International Co. Ltd.	6,000	9,848
Kuo Yang Construction Co. Ltd.	5,000	3,282
KYE Systems Corp.	5,000	7,016
L&K Engineering Co. Ltd.	10,148	83,076
Lanner Electronics, Inc.	4,000	13,534
Leadtek Research, Inc.(1)	2,000	4,615
Lealea Enterprise Co. Ltd.(1)	6,000	1,575
Lelon Electronics Corp.	1,000	2,672

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Lemtech Holdings Co. Ltd.	1,000	$4,154
Li Peng Enterprise Co. Ltd.(1)	14,000	3,073
Lida Holdings Ltd.	1,000	742
Lingsen Precision Industries Ltd.(1)	6,000	3,157
Lintes Technology Co. Ltd.	1,035	4,585
Lion Travel Service Co. Ltd.	2,000	8,240
Long Bon International Co. Ltd.(1)	9,000	5,692
Long Da Construction & Development Corp.	3,000	3,103
Longchen Paper & Packaging Co. Ltd.(1)	19,000	6,798
Longwell Co.	4,000	10,034
Loop Telecommunication International, Inc.	1,000	2,068
Lotus Pharmaceutical Co. Ltd.	2,000	16,589
Lumax International Corp. Ltd.	2,000	6,645
Lung Yen Life Service Corp.(1)	4,000	7,849
LuxNet Corp.	3,051	17,518
M3 Technology, Inc.	1,000	3,564
Macauto Industrial Co. Ltd.	1,000	1,790
Machvision, Inc.	1,000	13,080
Macnica Galaxy, Inc.	1,000	2,607
Macroblock, Inc.	1,000	2,329
Man Zai Industrial Co. Ltd.	1,050	1,265
Marketech International Corp.	3,000	14,047
Materials Analysis Technology, Inc.	2,000	13,009
Mayer Steel Pipe Corp.	1,200	1,129
Mechema Chemicals International Corp.	1,000	2,073
Mercuries & Associates Holding Ltd.(1)	25,000	11,908
Mercuries Data Systems Ltd.	2,000	1,660
Mercuries Life Insurance Co. Ltd.(1)	89,000	19,054
Merry Electronics Co. Ltd.	9,120	31,557
Microbio Co. Ltd.(1)	17,000	16,774
Microtek International(1)	1,000	439
Mildef Crete, Inc.	1,000	3,990
MIN AIK Technology Co. Ltd.(1)	4,000	2,962
Mirle Automation Corp.	1,000	2,385
MOSA Industrial Corp.(1)	7,000	4,844
Motech Industries, Inc.	14,000	9,413
MPI Corp.	3,000	69,992
MSSCORPS Co. Ltd.	1,000	4,301
My Humble House Hospitality Management Consulting(1)	1,000	1,565
Nak Sealing Technologies Corp.	1,000	3,509
Namchow Holdings Co. Ltd.	6,000	9,294
Nan Pao Resins Chemical Co. Ltd.	2,000	19,812
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	5,000	2,274
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,317
Nantex Industry Co. Ltd.	5,000	5,130
National Aerospace Fasteners Corp.	1,000	3,016
Netronix, Inc.	4,000	16,064
Newmax Technology Co. Ltd.(1)	1,000	791
Nexcom International Co. Ltd.	2,000	5,492
Nichidenbo Corp.	5,000	10,752
Nidec Chaun-Choung Technology Corp.	1,000	5,578
Niko Semiconductor Co. Ltd.	1,140	1,630
Nova Technology Corp.	1,000	6,821
Nuvoton Technology Corp.	5,000	13,938

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
O-Bank Co. Ltd.	47,000	$14,198
Ocean Plastics Co. Ltd.	9,000	9,883
OK Biotech Co. Ltd.(1)	1,000	674
Optimax Technology Corp.	12,000	10,921
Orient Semiconductor Electronics Ltd.	11,000	12,085
Oriental Union Chemical Corp.	20,000	9,421
O-TA Precision Industry Co. Ltd.	1,000	2,233
Pacific Construction Co.	7,000	2,489
Pan German Universal Motors Ltd.	1,000	9,386
Pan Jit International, Inc.	12,000	19,927
Pan-International Industrial Corp.	16,000	21,038
Patec Precision Industry Co. Ltd.	1,021	3,802
PChome Online, Inc.(1)	1,000	1,341
PCL Technologies, Inc.	1,000	3,473
P-Duke Technology Co. Ltd.	1,000	2,912
Pegavision Corp.	2,000	23,076
Phihong Technology Co. Ltd.(1)	6,000	6,325
Phoenix Silicon International Corp.	8,000	39,852
Phoenix Tours International, Inc.	1,100	2,295
Pixart Imaging, Inc.	3,000	24,414
Planet Technology Corp.	1,000	4,777
Podak Co. Ltd.	1,050	1,612
Polytronics Technology Corp.	3,000	5,245
Posiflex Technology, Inc.	3,000	27,096
President Securities Corp.	33,000	27,828
Primax Electronics Ltd.	21,000	54,824
Prince Housing & Development Corp.	22,000	6,867
Progate Group Corp.	1,000	5,358
Promate Electronic Co. Ltd.	8,000	19,120
Prosperity Dielectrics Co. Ltd.	2,000	2,599
QST International Corp.	1,098	2,041
Quanta Storage, Inc.	6,000	19,278
Quaser Machine Tools, Inc.	1,000	2,871
Quintain Steel Co. Ltd.(1)	6,000	2,317
Radium Life Tech Co. Ltd.(1)	17,000	5,763
Raydium Semiconductor Corp.	1,000	11,799
Rechi Precision Co. Ltd.	8,000	6,973
Rexon Industrial Corp. Ltd.	3,000	3,365
Rich Development Co. Ltd.	17,510	5,247
RiTdisplay Corp.(1)	2,000	2,496
Ritek Corp.(1)	34,000	13,492
Ruentex Engineering & Construction Co.	1,400	7,516
Sampo Corp.	8,000	6,903
San Fang Chemical Industry Co. Ltd.	9,000	13,894
San Far Property Ltd.	7,000	5,478
San Fu Chemical Co. Ltd.	1,000	3,618
Savior Lifetec Corp.	12,000	7,191
Scientech Corp.	2,000	20,400
ScinoPharm Taiwan Ltd.	5,000	3,485
SciVision Biotech, Inc.	2,000	7,448
SDI Corp.	4,000	11,325
Sea Sonic Electronics Co. Ltd.	1,000	2,419
Sensortek Technology Corp.	1,000	6,837
Sercomm Corp.	7,000	28,587

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Sesoda Corp.	9,000	$11,232
Sheng Yu Steel Co. Ltd.	2,000	1,599
ShenMao Technology, Inc.	2,000	4,150
Shieh Yih Machinery Industry Co. Ltd.	3,000	3,637
Shih Her Technologies, Inc.	1,000	3,958
Shih Wei Navigation Co. Ltd.(1)	3,000	2,008
Shin Zu Shing Co. Ltd.	5,159	42,936
Shining Building Business Co. Ltd.(1)	9,000	2,772
Shinkong Insurance Co. Ltd.	8,000	24,382
Shinkong Synthetic Fibers Corp.	47,000	21,548
Shiny Chemical Industrial Co. Ltd.	3,000	14,156
ShunSin Technology Holding Ltd.	1,000	6,078
Shuttle, Inc.	6,000	3,897
Sigurd Microelectronics Corp.	21,000	48,199
Silicon Integrated Systems Corp.	16,000	32,095
Silicon Optronics, Inc.(1)	1,000	2,551
Sincere Navigation Corp.	8,000	6,683
Singatron Enterprise Co. Ltd.	2,000	1,674
Sinmag Equipment Corp.	1,000	4,656
Sinon Corp.	10,000	14,556
Sinphar Pharmaceutical Co. Ltd.	3,240	3,098
Sinyi Realty, Inc.	5,000	4,457
Sitronix Technology Corp.	1,000	6,563
Siward Crystal Technology Co. Ltd.	2,000	1,618
Skardin Industrial Corp.(1)	2,000	3,610
Soft-World International Corp.	1,000	3,944
Solar Applied Materials Technology Corp.	21,000	36,413
Solomon Technology Corp.	1,000	4,687
Solteam, Inc.	1,000	2,018
Speed Tech Corp.	1,000	1,540
Spirox Corp.	1,000	2,378
Sporton International, Inc.	3,000	18,847
Sports Gear Co. Ltd.	3,000	14,300
St. Shine Optical Co. Ltd.	1,000	5,794
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	3,813
Standard Foods Corp.	13,000	13,961
Stark Technology, Inc.	3,000	14,328
S-Tech Corp.	2,000	1,650
Sumeeko Industries Co. Ltd.	1,000	3,178
Sun Yad Construction Co. Ltd.(1)	3,000	1,395
Sunko INK Co. Ltd.(1)	5,000	2,398
SunMax Biotechnology Co. Ltd.	1,000	8,953
Sunonwealth Electric Machine Industry Co. Ltd.	6,000	16,910
Sunplus Innovation Technology, Inc.	1,000	4,730
Sunplus Technology Co. Ltd.(1)	12,000	10,481
Sunrex Technology Corp.	2,000	4,188
Sunspring Metal Corp.	3,000	2,752
Sunty Development Co. Ltd.	5,000	2,520
Supreme Electronics Co. Ltd.	21,000	40,608
Swancor Holding Co. Ltd.	2,000	5,235
Symtek Automation Asia Co. Ltd.	1,000	5,797
Syncmold Enterprise Corp.	5,000	15,554
Synmosa Biopharma Corp.	12,000	11,941
Syscom Computer Engineering Co.	1,000	1,874

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Sysgration	4,000	$5,126
Systex Corp.	7,000	28,881
T3EX Global Holdings Corp.	4,000	9,793
Ta Liang Technology Co. Ltd.	1,000	2,950
TA-I Technology Co. Ltd.	3,000	4,068
Tai Tung Communication Co. Ltd.(1)	3,000	2,088
TaiDoc Technology Corp.	2,000	8,413
Taiflex Scientific Co. Ltd.	8,137	12,019
Taimide Tech, Inc.	2,000	4,589
Tainan Enterprises Co. Ltd.	3,000	3,441
Tainan Spinning Co. Ltd.	27,000	12,220
TaiSol Electronics Co. Ltd.	2,000	3,665
Taisun Enterprise Co. Ltd.(1)	4,000	2,437
Taita Chemical Co. Ltd.	6,000	2,604
TAI-TECH Advanced Electronics Co. Ltd.	2,000	7,537
Taiwan Cogeneration Corp.	21,000	26,565
Taiwan Fire & Marine Insurance Co. Ltd.	4,000	3,634
Taiwan FU Hsing Industrial Co. Ltd.	5,000	7,926
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	51,936
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	7,449	8,640
Taiwan IC Packaging Corp.(1)	4,000	1,949
Taiwan Line Tek Electronic	1,000	826
Taiwan Mask Corp.	2,000	2,844
Taiwan Navigation Co. Ltd.	6,000	5,919
Taiwan Paiho Ltd.	11,000	24,258
Taiwan PCB Techvest Co. Ltd.	3,000	3,198
Taiwan Sakura Corp.	6,000	16,007
Taiwan Semiconductor Co. Ltd.	5,000	8,004
Taiwan Surface Mounting Technology Corp.	11,000	36,732
Taiwan Takisawa Technology Co. Ltd.	1,000	2,432
Taiwan TEA Corp.(1)	18,000	10,638
Taiwan Union Technology Corp.	10,000	50,254
Tatung System Technologies, Inc.	2,000	4,561
TCI Co. Ltd.	3,000	11,788
Te Chang Construction Co. Ltd.	2,000	3,943
Team Group, Inc.(1)	4,000	10,653
Test Research, Inc.	8,000	31,211
Thinking Electronic Industrial Co. Ltd.	3,000	14,930
Thintech Materials Technology Co. Ltd.	2,000	4,035
Thye Ming Industrial Co. Ltd.	5,000	10,513
Ton Yi Industrial Corp.	31,000	15,201
Tong Hsing Electronic Industries Ltd.	10,000	37,935
Tong-Tai Machine & Tool Co. Ltd.	11,000	11,573
Topkey Corp.	3,000	19,420
Topoint Technology Co. Ltd.	6,000	6,016
TPK Holding Co. Ltd.(1)	14,000	16,597
Transcend Information, Inc.	5,000	13,431
Trusval Technology Co. Ltd.	1,000	5,691
Tsang Yow Industrial Co. Ltd.	1,000	858
TSC Auto ID Technology Co. Ltd.	1,000	6,575
TSEC Corp.	13,000	7,933
TSRC Corp.	15,000	9,961
TTY Biopharm Co. Ltd.	5,000	12,031
Tung Thih Electronic Co. Ltd.	1,100	2,941

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Twinhead International Corp.(1)	1,000	$2,715
TXC Corp.	11,000	34,172
TYC Brother Industrial Co. Ltd.	8,000	15,354
Tyntek Corp.	13,000	8,541
TZE Shin International Co. Ltd.	3,000	2,105
U-BEST Innovative Technology Co. Ltd.(1)	4,000	2,063
Ubright Optronics Corp.	1,000	2,276
UDE Corp.	2,000	6,183
Ultra Chip, Inc.	2,000	4,749
Unic Technology Corp.	3,000	2,899
Union Insurance Co. Ltd.(1)	1,000	1,027
Unitech Electronics Co. Ltd.	1,000	1,171
Unitech Printed Circuit Board Corp.(1)	20,956	18,898
United Orthopedic Corp.	4,000	11,393
United Renewable Energy Co. Ltd.(1)	56,000	17,387
Univacco Technology, Inc.	4,000	7,030
Universal Cement Corp.	11,220	10,282
Universal Vision Biotechnology Co. Ltd.	1,000	7,013
UPC Technology Corp.	10,000	2,707
USI Corp.	28,000	10,136
Usun Technology Co. Ltd.(1)	2,000	3,258
Utechzone Co. Ltd.	2,000	6,762
UVAT Technology Co. Ltd.	1,000	2,553
Ventec International Group Co. Ltd.	1,000	2,487
VIA Labs, Inc.	1,000	3,907
Viking Tech Corp.	2,000	2,413
Visual Photonics Epitaxy Co. Ltd.	4,000	17,269
Vivotek, Inc.	1,000	4,123
Wafer Works Corp.	9,000	6,951
Waffer Technology Corp.	2,000	3,816
Wah Hong Industrial Corp.	1,000	1,355
Wah Lee Industrial Corp.	6,000	20,693
Walton Advanced Engineering, Inc.	5,000	2,232
We & Win Development Co. Ltd.(1)	3,000	1,240
We&Win Diversification Co. Ltd.(1)	1,000	911
Weikeng Industrial Co. Ltd.	8,000	8,480
Well Shin Technology Co. Ltd.	3,000	5,655
Weltrend Semiconductor	5,000	8,528
Wholetech System Hitech Ltd.	7,000	21,571
Winmate, Inc.	2,000	10,619
Winstek Semiconductor Co. Ltd.	1,000	3,231
WinWay Technology Co. Ltd.	1,000	41,079
Wiselink Co. Ltd.	10,130	30,466
WITS Corp.	1,000	3,361
Wonderful Hi-Tech Co. Ltd.	4,000	4,594
Wowprime Corp.	3,000	21,436
WUS Printed Circuit Co. Ltd.	6,000	8,702
WW Holding, Inc.	1,000	3,261
XinTec, Inc.	1,000	5,331
Xxentria Technology Materials Corp.	4,180	7,744
Yankey Engineering Co. Ltd.	1,200	16,055
Yao Sheng Electronic Co. Ltd.	2,000	7,316
YCC Parts Manufacturing Co. Ltd.	1,000	1,752
Yea Shin International Development Co. Ltd.	2,101	2,231

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Yem Chio Co. Ltd.	18,000	$9,718
Yen Sun Technology Corp.	1,000	1,414
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,236
YFC-Boneagle Electric Co. Ltd.	1,000	791
Yi Jinn Industrial Co. Ltd.	2,100	1,300
Yieh Phui Enterprise Co. Ltd.	16,320	8,453
Ying Han Technology Co. Ltd.(1)	2,000	3,731
Young Fast Optoelectronics Co. Ltd.	4,000	7,526
Youngtek Electronics Corp.	3,000	5,659
Yuan High-Tech Development Co. Ltd.	1,000	5,980
Yuanta Futures Co. Ltd.	3,000	8,184
Yungshin Construction & Development Co. Ltd.	2,000	9,230
YungShin Global Holding Corp.	8,000	12,572
Zenitron Corp.	4,000	3,973
Zero One Technology Co. Ltd.	1,000	4,309
Zig Sheng Industrial Co. Ltd.(1)	7,000	2,205
Zinwell Corp.(1)	4,000	1,827
Zippy Technology Corp.	5,000	9,914
Zyxel Group Corp.	6,000	7,332
		5,963,630
Thailand — 2.5%
AAPICO Hitech PCL, NVDR	10,200	4,029
AEON Thana Sinsap Thailand PCL, NVDR	6,400	20,395
AP Thailand PCL, NVDR	133,200	34,945
Asia Aviation PCL, NVDR(1)	371,200	22,247
Asian Sea Corp. PCL, NVDR	30,400	6,681
Bangchak Sriracha PCL, NVDR	49,500	7,905
Bangkok Airways PCL, NVDR	27,200	16,136
Bangkok Life Assurance PCL, NVDR	36,600	21,539
BCPG PCL, NVDR	70,000	11,597
BEC World PCL, NVDR	37,100	4,179
Chularat Hospital PCL, NVDR	358,400	22,672
CK Power PCL, NVDR	106,400	8,230
Dhipaya Group Holdings PCL, NVDR	16,700	9,888
Erawan Group PCL, NVDR	162,400	14,585
Forth Corp. PCL, NVDR	14,100	3,282
GFPT PCL, NVDR	29,200	6,975
Gunkul Engineering PCL, NVDR	276,500	13,786
Ichitan Group PCL, NVDR	47,400	17,354
IRPC PCL, NVDR	311,500	7,769
Jasmine International PCL, NVDR(1)	110,811	5,336
Jaymart Group Holdings PCL, NVDR	37,400	10,359
Major Cineplex Group PCL, NVDR	34,300	11,662
Malee Group PCL, NVDR(1)	8,000	1,564
MC Group PCL, NVDR	15,600	4,615
MK Restaurants Group PCL, NVDR	20,300	11,478
Northeast Rubber PCL, NVDR	43,600	6,335
Origin Property PCL, NVDR	28,100	2,437
Precious Shipping PCL, NVDR	67,700	12,613
Prima Marine PCL, NVDR	65,500	14,490
PTG Energy PCL, NVDR	66,100	13,967
Quality Houses PCL, NVDR	523,700	24,408
R&B Food Supply PCL, NVDR	33,200	4,738
Regional Container Lines PCL, NVDR	26,600	18,993

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Rojana Industrial Park PCL, NVDR	59,000	$9,766
RS PCL, NVDR(1)	64,200	1,278
Sabina PCL, NVDR	10,200	5,707
Sansiri PCL, NVDR	1,007,100	49,329
Sappe PCL, NVDR	9,300	12,332
SC Asset Corp. PCL, NVDR	89,000	6,628
Singer Thailand PCL, NVDR(1)	20,100	3,188
SiS Distribution Thailand PCL, NVDR	5,200	3,851
SISB PCL, NVDR	18,100	11,288
Sri Trang Agro-Industry PCL, NVDR	74,500	34,558
Star Petroleum Refining PCL, NVDR	98,300	15,591
Susco PCL, NVDR	53,400	4,228
Synnex Thailand PCL, NVDR	18,400	5,888
Taokaenoi Food & Marketing PCL, Class R, NVDR	36,400	8,965
Thaicom PCL, NVDR(1)	19,800	6,331
Thaifoods Group PCL, NVDR	77,700	8,567
Thoresen Thai Agencies PCL, NVDR	97,500	12,854
Tipco Asphalt PCL, NVDR	49,500	24,085
VGI PCL, NVDR(1)	128,300	11,699
Xspring Capital PCL, NVDR(1)	592,200	14,977
		648,299
Turkey — 2.4%
Adel Kalemcilik Ticaret ve Sanayi AS	1,023	785
Afyon Cimento Sanayi TAS	12,429	5,018
Agesa Hayat ve Emeklilik AS	1,820	7,148
Akenerji Elektrik Uretim AS(1)	12,590	4,127
Akfen Yenilenebilir Enerji AS(1)	16,076	7,556
Albaraka Turk Katilim Bankasi AS(1)	48,434	8,977
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	192	780
Alfa Solar Enerji Sanayi VE Ticaret AS	2,444	3,768
Alkim Alkali Kimya AS	8,954	4,094
Alkim Kagit Sanayi ve Ticaret AS	1,204	245
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS(1)	390	138
ARD Grup Bilisim Teknolojileri AS	3,937	3,493
Bagfas Bandirma Gubre Fabrikalari AS(1)	3,263	1,779
Baticim Bati Anadolu Cimento Sanayii AS(1)	109,833	11,931
BatiSoke Soke Cimento Sanayii TAS(1)	38,816	13,785
Bera Holding AS(1)	37,355	17,255
Biotrend Cevre VE Enerji Yatirimlari AS(1)	11,844	5,035
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS(1)	1,935	673
Bogazici Beton Sanayi Ve Ticaret AS	5,451	2,990
Bursa Cimento Fabrikasi AS	50,273	10,251
Cemas Dokum Sanayi AS(1)	53,208	4,118
Cemtas Celik Makina Sanayi Ve Ticaret AS	9,443	2,457
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	33	1,968
Dardanel Onentas Gida Sanayi AS(1)	1,871	238
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	33,696	6,357
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	804	571
EGE Gubre Sanayii AS	3,470	5,939
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	4,155	700
Elite Naturel Organik Gida Sanayi VE Ticaret AS	1,497	1,526
Enerya Enerji AS	590	3,601
Erbosan Erciyas Boru Sanayii ve Ticaret AS	450	1,984
Escar Turizm Tasimacilik Ticaret AS	7,569	9,885

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Esenboga Elektrik Uretim AS(1)	5,246	$5,106
Europap Tezol Kagit Sanayi VE Ticaret AS	9,722	5,074
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	32,536	3,776
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	6,942	6,232
Gedik Yatirim Menkul Degerler AS	5,075	957
Gelecek Varlik Yonetimi AS	905	1,141
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	3,022	3,938
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	12,490	7,567
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	676	7,147
Goodyear Lastikleri TAS(1)	2,322	972
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	9,022	5,464
GSD Holding AS(1)	20,260	1,893
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	1,621	10,100
Hitit Bilgisayar Hizmetleri AS(1)	6,343	6,950
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	7,174	1,642
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	3,468	5,050
Is Finansal Kiralama AS(1)	17,640	6,063
Isiklar Enerji ve Yapi Holding AS(1)	37,026	9,979
Izmir Demir Celik Sanayi AS(1)	16,867	2,349
Jantsa Jant Sanayi Ve Ticaret AS	7,290	4,261
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	7,174	5,612
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	10,676	2,995
Katilimevim Tasarruf Finansman AS	7,440	12,372
Kerevitas Gida Sanayi ve Ticaret AS(1)	6,565	2,188
Kervan Gida Sanayi Ve Ticaret AS	54,764	3,179
Konya Kagit Sanayi VE Ticaret AS(1)	1,290	1,316
Kordsa Teknik Tekstil AS(1)	1,650	2,836
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	11,686	21,499
Kutahya Seker Fabrikasi AS(1)	247	379
LDR Turizm AS	1,870	7,900
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS(1)	407	5,408
Logo Yazilim Sanayi Ve Ticaret AS	1,612	5,044
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	13,043	9,289
Marmaris Altinyunus Turistik Tesisler AS(1)	153	3,367
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	13,593	24,896
Meditera Tibbi Malzeme Sanayi VE Ticaret AS	1,501	1,764
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,003	551
MIA Teknoloji AS(1)	13,357	11,829
Naturel Yenilenebilir Enerji Ticaret AS(1)	3,636	6,608
Naturelgaz Sanayi ve Ticaret AS	9,723	1,517
NET Holding AS(1)	25,152	30,278
Netas Telekomunikasyon AS(1)	1,580	2,621
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	52,121	7,468
Orge Enerji Elektrik Taahhut AS(1)	3,757	7,996
Osmanli Yatirim Menkul Degerler AS	2,330	514
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	334	381
Parsan Makina Parcalari Sanayii AS(1)	777	1,653
Pinar Entegre Et ve Un Sanayi AS	1,504	396
Pinar SUT Mamulleri Sanayii AS	5,476	1,396
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	3,272	2,198
Polisan Holding AS	11,580	3,622
Qua Granite Hayal(1)	27,135	2,509
Ral Yatirim Holding AS(1)	322	4,063
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	83,565	44,113

Avantis Emerging Markets Small Cap Equity ETF
	Shares	Value
Sanko Pazarlama Ithalat Ihracat AS(1)	335	$203
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,722	1,327
Sekerbank Turk AS	80,859	8,599
Sok Marketler Ticaret AS	18,107	18,947
Suwen Tekstil Sanayi Pazarlama AS	2,886	1,841
Tekfen Holding AS(1)	9,531	18,415
Teknosa Ic Ve Dis Ticaret AS(1)	2,261	1,510
Tukas Gida Sanayi ve Ticaret AS(1)	96,051	5,060
Turcas Petrol AS	4,375	3,079
Tureks Turizm Tasimacilik AS(1)	307	1,397
Turk Prysmian Kablo ve Sistemleri AS(1)	263	214
Turkiye Sinai Kalkinma Bankasi AS(1)	59,783	20,274
Ulusoy Un Sanayi ve Ticaret AS(1)	6,185	1,001
Usak Seramik Sanayii AS(1)	12,980	747
Vakif Finansal Kiralama AS(1)	56,767	2,949
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	5,218	10,029
VBT Yazilim AS(1)	2,810	1,619
Vestel Beyaz Esya Sanayi ve Ticaret AS	11,611	4,434
Vestel Elektronik Sanayi ve Ticaret AS(1)	6,588	10,126
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	2,962	2,044
YEO Teknoloji Enerji VE Endustri AS(1)	11,914	15,840
Yunsa Yunlu Sanayi VE Ticare AS	7,264	1,059
Zorlu Enerji Elektrik Uretim AS(1)	122,588	12,691
		627,995
TOTAL COMMON STOCKS (Cost $26,674,065)		26,043,579
WARRANTS — 0.0%
Malaysia — 0.0%
NEXG Bhd.(1)	40,600	417
Supermax Corp. Bhd.(1)	4,080	227
VS Industry Bhd.(1)	9,180	226
		870
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	125,306	1,294
Northeast Rubber PCL, NVDR(1)	5,000	60
RS PCL, NVDR(1)	1,770	10
VGI PCL, NVDR(1)	10,270	379
		1,743
TOTAL WARRANTS (Cost $—)		2,613
RIGHTS — 0.0%
Thailand — 0.0%
Thoresen Thai Agencies PCL, NVDR(1) (Cost $—)	48,750	14
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	43,052	43,052
State Street Navigator Securities Lending Government Money Market Portfolio(3)	487,484	487,484
TOTAL SHORT-TERM INVESTMENTS (Cost $530,536)		530,536
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $27,204,601)		26,576,742
OTHER ASSETS AND LIABILITIES — (1.6)%		(428,236)
TOTAL NET ASSETS — 100.0%		$26,148,506

Avantis Emerging Markets Small Cap Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	19.0%
Industrials	17.2%
Consumer Discretionary	14.0%
Materials	11.9%
Financials	9.0%
Health Care	7.0%
Consumer Staples	6.3%
Real Estate	6.1%
Communication Services	4.3%
Utilities	3.1%
Energy	1.7%
Short-Term Investments	2.0%
Other Assets and Liabilities	(1.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,467,925. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,567,309, which includes securities collateral of $1,079,825.

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Emerging Markets Value ETF
	Shares	Value
COMMON STOCKS — 100.2%
Brazil — 4.9%
Allos SA	41,057	$124,685
Automob Participacoes SA(1)	341,149	15,065
Banco ABC Brasil SA, Preference Shares	34,900	116,834
Banco Bradesco SA	249,300	436,555
Banco Bradesco SA, ADR	866,002	1,688,704
Banco do Brasil SA	613,200	2,838,093
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	96,200	175,811
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,000	3,433
Braskem SA, Class A, ADR(1)	560	2,066
Brava Energia	7,980	24,478
C&A Modas SA	102,100	173,067
CCR SA	351,700	700,097
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	14,700	18,626
Cia Siderurgica Nacional SA, ADR(2)	329,623	471,361
Cury Construtora e Incorporadora SA	81,100	292,021
Dexco SA	139,900	135,203
EcoRodovias Infraestrutura e Logistica SA	154,900	130,494
Empreendimentos Pague Menos SA	56,500	26,678
Empreendimentos Pague Menos SA(1)	4,008	1,920
Engie Brasil Energia SA	56,500	356,889
Even Construtora e Incorporadora SA	4,500	4,326
Fras-Le SA	12,000	48,631
Gerdau SA, ADR	298,015	843,382
Grupo SBF SA	81,400	136,182
Guararapes Confeccoes SA	31,731	33,630
Hidrovias do Brasil SA(1)	167,900	58,460
Iochpe Maxion SA	85,200	183,926
IRB-Brasil Resseguros SA(1)	25,816	207,707
Jalles Machado SA	37,700	26,509
JBS SA	206,100	1,079,219
JHSF Participacoes SA	76,100	47,824
Kepler Weber SA	40,600	54,201
Klabin SA	83,160	281,925
Localiza Rent a Car SA	105	501
Lojas Renner SA	662,090	1,275,229
Mahle Metal Leve SA	39,700	186,914
Marfrig Global Foods SA	285,900	666,719
Marisa Lojas SA(1)	42,058	9,644
Moura Dubeux Engenharia SA	17,300	35,760
Movida Participacoes SA	96,800	58,366
MRV Engenharia e Participacoes SA(1)	190,400	147,142
Multilaser Industrial SA(1)	50,300	9,739
Oceanpact Servicos Maritimos SA(1)	49,000	45,940
Pagseguro Digital Ltd., Class A(1)	2,161	15,905
Pet Center Comercio e Participacoes SA	245,200	168,668
Petroleo Brasileiro SA, ADR	47,544	634,712
Petroleo Brasileiro SA, ADR, Preference Shares	61,193	747,166
Plano & Plano Desenvolvimento Imobiliario SA	40,100	68,109
Portobello SA(1)	10,300	6,333
PRIO SA(1)	320,100	2,101,868
Raizen SA, Preference Shares	628,100	177,090

Avantis Emerging Markets Value ETF
	Shares	Value
Randon SA Implementos e Participacoes, Preference Shares	39,400	$60,562
Romi SA	12,012	19,035
Santos Brasil Participacoes SA	172,000	390,295
Sao Martinho SA	107,200	386,001
Ser Educacional SA(1)	4,300	3,075
Serena Energia SA(1)	157,100	218,267
Sigma Lithium Corp.(1)(2)	20,628	233,303
Simpar SA(1)	42,500	22,738
SLC Agricola SA	110,700	340,317
StoneCo Ltd., A Shares(1)	23,120	213,860
Suzano SA, ADR	62,155	597,310
SYN prop e tech SA	11,300	8,694
Taurus Armas SA, Preference Shares	24,000	32,733
TIM SA, ADR	33,097	457,401
Trisul SA	16,100	15,204
Tupy SA	27,900	97,950
Ultrapar Participacoes SA, ADR	5,202	14,878
Unipar Carbocloro SA, Class B Preference Shares	1,260	9,821
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	214,900	207,321
Vale SA, ADR	430,049	4,055,362
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,300	53,272
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	296,300	194,257
Vibra Energia SA	463,400	1,347,466
Wilson Sons SA	30,300	85,687
		26,158,616
Chile — 0.6%
Banco de Chile	6,337,543	823,426
Banco de Credito e Inversiones SA	10,794	365,794
Banco Itau Chile SA	7,822	93,154
Cencosud Shopping SA	2,217	4,128
Colbun SA	2,621,447	377,010
Embotelladora Andina SA, Class B Preference Shares	95,655	320,391
Empresa Nacional de Telecomunicaciones SA	28,708	91,132
Empresas CMPC SA	243,329	411,872
Empresas Copec SA	20,340	143,682
Falabella SA	68,291	267,839
Parque Arauco SA	55,119	99,668
Ripley Corp. SA(1)	140,653	45,548
Salfacorp SA	21,953	14,670
Sociedad Quimica y Minera de Chile SA, ADR	2,733	104,865
		3,163,179
China — 24.0%
361 Degrees International Ltd.	166,000	86,955
AAC Technologies Holdings, Inc.	183,500	1,064,661
Agile Group Holdings Ltd.(1)	370,000	32,476
A-Living Smart City Services Co. Ltd.	174,250	64,655
Aluminum Corp. of China Ltd., H Shares	1,304,000	764,209
ANE Cayman, Inc.(1)	343,000	297,585
ANTA Sports Products Ltd.	370,600	4,158,895
Anton Oilfield Services Group	34,000	3,505
AsiaInfo Technologies Ltd.(2)	34,400	46,408
Autohome, Inc., ADR	9	259
BAIC Motor Corp. Ltd., H Shares	1,171,500	360,818
Bank of Chongqing Co. Ltd., H Shares	411,000	327,608

Avantis Emerging Markets Value ETF
	Shares	Value
Bank of Communications Co. Ltd., H Shares	1,928,000	$1,635,713
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,532,000	370,907
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	11,000	11,319
Binjiang Service Group Co. Ltd.	18,000	50,335
BOC Aviation Ltd.	118,000	911,554
BOE Varitronix Ltd.	203,000	180,899
Bosideng International Holdings Ltd.	3,576,000	1,743,157
Brilliance China Automotive Holdings Ltd.	1,870,000	998,408
C&D International Investment Group Ltd.(2)	157,777	313,526
C&D Property Management Group Co. Ltd.	32,919	11,791
Canadian Solar, Inc.(1)(2)	16,283	163,644
Canvest Environmental Protection Group Co. Ltd.(2)	56,000	33,982
Central China New Life Ltd.(1)	132,000	16,441
China Automotive Systems, Inc.	4,064	18,247
China BlueChemical Ltd., H Shares	526,000	138,818
China Bohai Bank Co. Ltd., H Shares(1)	193,500	21,438
China Chunlai Education Group Co. Ltd.(2)	79,000	42,456
China Cinda Asset Management Co. Ltd., H Shares(2)	3,848,000	571,590
China CITIC Bank Corp. Ltd., H Shares	3,743,000	2,757,484
China Coal Energy Co. Ltd., H Shares(2)	1,351,000	1,397,588
China Communications Services Corp. Ltd., H Shares	1,076,000	660,279
China Conch Venture Holdings Ltd.	813,000	702,561
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	2,643,000	704,443
China East Education Holdings Ltd.(2)	613,500	243,374
China Education Group Holdings Ltd.(2)	732,772	228,843
China Everbright Bank Co. Ltd., H Shares	1,751,000	707,825
China Everbright Environment Group Ltd.	1,331,000	564,138
China Everbright Greentech Ltd.	40,000	3,812
China Everbright Ltd.	156,000	104,057
China Feihe Ltd.	1,594,000	1,151,096
China Foods Ltd.	70,000	24,337
China Glass Holdings Ltd.(1)	88,000	4,138
China Hanking Holdings Ltd.	11,000	1,222
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	7,779
China Hongqiao Group Ltd.	2,138,000	3,437,639
China Kepei Education Group Ltd.(2)	104,000	17,790
China Lesso Group Holdings Ltd.	469,000	194,333
China Longyuan Power Group Corp. Ltd., H Shares	2,409,000	1,854,269
China Medical System Holdings Ltd.	382,000	403,928
China Meidong Auto Holdings Ltd.(2)	242,000	63,296
China Mengniu Dairy Co. Ltd.	1,673,000	3,823,905
China Merchants Port Holdings Co. Ltd.	25,285	41,402
China Minsheng Banking Corp. Ltd., H Shares	3,453,500	1,645,289
China Modern Dairy Holdings Ltd.(2)	170,000	24,066
China National Building Material Co. Ltd., H Shares	3,408,000	1,703,860
China New Higher Education Group Ltd.(2)	453,000	60,589
China Nonferrous Mining Corp. Ltd.	1,282,000	789,858
China Oriental Group Co. Ltd.	142,000	21,900
China Pacific Insurance Group Co. Ltd., H Shares	844,400	2,505,096
China Petroleum & Chemical Corp., Class H	264,000	140,674
China Power International Development Ltd.	4,339,000	1,675,537
China Railway Group Ltd., H Shares	1,988,000	980,707
China Resources Building Materials Technology Holdings Ltd.	1,426,000	279,360
China Resources Land Ltd.	480,000	1,607,326

Avantis Emerging Markets Value ETF
	Shares	Value
China Resources Medical Holdings Co. Ltd.	422,000	$223,614
China Resources Power Holdings Co. Ltd.	1,348,000	3,117,589
China Risun Group Ltd.(2)	407,000	142,567
China Sanjiang Fine Chemicals Co. Ltd.(1)	16,000	3,635
China Shineway Pharmaceutical Group Ltd.	108,000	115,769
China South City Holdings Ltd.(1)(2)	854,000	17,544
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	47,673
China Taiping Insurance Holdings Co. Ltd.	1,421,600	2,097,128
China Tower Corp. Ltd., H Shares	2,764,800	3,924,803
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(2)	430,000	107,805
China Travel International Investment Hong Kong Ltd.	118,000	15,200
China XLX Fertiliser Ltd.	281,000	139,662
China Yongda Automobiles Services Holdings Ltd.(2)	1,278,500	447,689
China Youran Dairy Group Ltd.(1)	918,000	256,236
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	61,065
Chow Tai Fook Jewellery Group Ltd.	137,400	132,763
CIMC Enric Holdings Ltd.	442,000	389,912
CITIC Ltd.	2,015,000	2,309,309
COFCO Joycome Foods Ltd.(1)(2)	2,476,000	436,752
Concord New Energy Group Ltd.	3,760,000	229,621
COSCO SHIPPING Ports Ltd.	603,344	339,198
Country Garden Services Holdings Co. Ltd.	1,073,000	783,571
CSPC Pharmaceutical Group Ltd.	4,380,000	2,656,815
CSSC Hong Kong Shipping Co. Ltd.	302,000	64,637
Daqo New Energy Corp., ADR(1)(2)	27,611	559,123
Dongfeng Motor Group Co. Ltd., Class H(2)	932,000	523,434
DPC Dash Ltd.(1)	10,500	134,137
Edvantage Group Holdings Ltd.	18,652	4,867
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	16,907
FIH Mobile Ltd.(1)	492,000	56,513
FinVolution Group, ADR	14,836	122,249
Fosun International Ltd.	711,500	403,015
Fu Shou Yuan International Group Ltd.	631,000	343,607
Fufeng Group Ltd.(2)	526,000	366,296
GCL Technology Holdings Ltd.(1)(2)	482,000	77,264
GDS Holdings Ltd., Class A(1)(2)	1,400	6,501
Geely Automobile Holdings Ltd.	3,834,000	8,668,860
Gemdale Properties & Investment Corp. Ltd.(2)	490,000	16,374
Genertec Universal Medical Group Co. Ltd.	360,500	233,053
GF Securities Co. Ltd., H Shares	327,800	434,319
Goodbaby International Holdings Ltd.(1)	643,000	82,722
Grand Pharmaceutical Group Ltd.	458,000	296,858
Great Wall Motor Co. Ltd., H Shares	277,500	460,970
Greentown China Holdings Ltd.	3,000	4,451
Guangzhou Automobile Group Co. Ltd., H Shares	122,000	47,911
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	148,000	27,322
Haichang Ocean Park Holdings Ltd.(1)(2)	1,418,000	111,254
Haidilao International Holding Ltd.	92,000	197,100
Haier Smart Home Co. Ltd., H Shares	25,800	82,642
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	55,000	58,286
Haitian International Holdings Ltd.	31,000	82,824
Hansoh Pharmaceutical Group Co. Ltd.	194,000	449,821
Harbin Electric Co. Ltd., H Shares	16,000	7,045
Hello Group, Inc., ADR	25,454	187,596

Avantis Emerging Markets Value ETF
	Shares	Value
Hengan International Group Co. Ltd.	466,500	$1,309,954
Hua Hong Semiconductor Ltd.(2)	2,000	8,889
Huaneng Power International, Inc., H Shares	770,000	430,977
iDreamSky Technology Holdings Ltd.(1)(2)	119,200	19,181
Ingdan, Inc.(1)	21,000	4,192
Inkeverse Group Ltd.	1,396,000	333,085
iQIYI, Inc., ADR(1)(2)	269,066	559,657
JD Health International, Inc.(1)	161,700	703,605
JD Logistics, Inc.(1)	933,200	1,672,437
Jiangxi Copper Co. Ltd., H Shares	99,000	156,397
Jinchuan Group International Resources Co. Ltd.	49,000	3,291
Jinxin Fertility Group Ltd.(2)	9,000	3,036
Jiumaojiu International Holdings Ltd.(2)	744,000	283,627
JNBY Design Ltd.	214,000	402,554
Kangji Medical Holdings Ltd.	64,000	57,978
KE Holdings, Inc., ADR	1,488	33,138
Kinetic Development Group Ltd.	860,000	122,807
Kingboard Holdings Ltd.	274,000	774,458
Kingboard Laminates Holdings Ltd.	11,000	13,075
Kingsoft Corp. Ltd.	252,600	1,307,461
Kuaishou Technology(1)	515,400	3,366,041
Lee & Man Paper Manufacturing Ltd.	659,000	192,702
LexinFintech Holdings Ltd., ADR	116,470	1,000,477
Li Auto, Inc., ADR(1)	148,769	4,571,671
Linklogis, Inc., Class B	37,500	8,183
Longfor Group Holdings Ltd.(2)	1,275,163	1,755,526
Lonking Holdings Ltd.	563,000	126,102
Lufax Holding Ltd., ADR	14,642	42,462
Luye Pharma Group Ltd.(1)(2)	905,500	272,465
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	142,000	10,234
Maoyan Entertainment(1)(2)	1,200	1,168
Midea Real Estate Holding Ltd.(1)(2)	109,600	43,145
Minth Group Ltd.(1)	540,000	1,406,700
MMG Ltd.(1)	2,001,600	586,423
NetDragon Websoft Holdings Ltd.	107,000	157,976
NetEase, Inc., ADR	7,327	730,648
New China Life Insurance Co. Ltd., H Shares	635,300	2,149,804
Newborn Town, Inc.(1)	318,000	185,753
Nexteer Automotive Group Ltd.	749,000	484,522
Nine Dragons Paper Holdings Ltd.(1)(2)	1,152,000	485,678
Noah Holdings Ltd., ADR	12,771	144,568
People's Insurance Co. Group of China Ltd., H Shares	1,548,000	763,943
Perennial Energy Holdings Ltd.	130,000	11,370
Poly Property Group Co. Ltd.(2)	493,000	97,779
Poly Property Services Co. Ltd., Class H	87,000	350,245
Postal Savings Bank of China Co. Ltd., H Shares	78,000	49,547
Powerlong Commercial Management Holdings Ltd.(1)	20,500	6,411
Qudian, Inc., ADR(1)	47,848	133,496
Radiance Holdings Group Co. Ltd.(1)(2)	201,000	76,271
Scholar Education Group(1)	135,000	68,124
Seazen Group Ltd.(1)(2)	1,610,000	438,078
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	9,200	6,004
Shanghai Chicmax Cosmetic Co. Ltd.	42,700	198,408
Shanghai Conant Optical Co. Ltd., Class H	51,500	183,466

Avantis Emerging Markets Value ETF
	Shares	Value
Shanghai Industrial Holdings Ltd.	218,000	$321,931
Shanghai Industrial Urban Development Group Ltd.	240,000	10,322
Shenzhen Expressway Corp. Ltd., H Shares	166,000	140,517
Shenzhen International Holdings Ltd.	830,360	761,167
Shimao Services Holdings Ltd.(1)	2,000	217
Shougang Fushan Resources Group Ltd.	1,393,000	422,113
Shui On Land Ltd.	1,013,500	91,394
Sihuan Pharmaceutical Holdings Group Ltd.	128,000	9,740
Simcere Pharmaceutical Group Ltd.(2)	46,000	47,001
Sino Biopharmaceutical Ltd.	289,000	119,991
Sino-Ocean Group Holding Ltd.(1)(2)	3,000	103
Sinopharm Group Co. Ltd., H Shares	81,200	204,607
Sinotruk Hong Kong Ltd.	371,000	987,405
Skyworth Group Ltd.	715,457	237,581
SOHO China Ltd.(1)	537,000	41,430
SSY Group Ltd.	706,000	286,596
Sun Art Retail Group Ltd.	298,000	68,235
Sunac Services Holdings Ltd.(2)	555,000	118,139
SY Holdings Group Ltd.	230,000	246,381
Tianli International Holdings Ltd.	693,000	377,315
Tianneng Power International Ltd.(2)	572,000	539,890
Tingyi Cayman Islands Holding Corp.	1,158,000	1,685,534
Tong Ren Tang Technologies Co. Ltd., H Shares(2)	67,000	40,416
Tongcheng Travel Holdings Ltd.	223,200	499,993
Tongda Group Holdings Ltd.(1)	190,000	1,963
Topsports International Holdings Ltd.	739,000	320,325
TravelSky Technology Ltd., H Shares	94,000	130,653
Tsaker New Energy Tech Co. Ltd.	56,500	5,676
Tsingtao Brewery Co. Ltd., H Shares	234,000	1,565,320
Uni-President China Holdings Ltd.	149,000	156,685
Vipshop Holdings Ltd., ADR	166,274	2,613,827
Viva Biotech Holdings(1)	315,000	53,622
Vnet Group, Inc., ADR(1)	1,416	16,610
Want Want China Holdings Ltd.	2,898,000	1,749,131
Wasion Holdings Ltd.	382,000	364,124
Weilong Delicious Global Holdings Ltd.	118,200	147,293
West China Cement Ltd.(2)	1,540,000	327,289
Xiabuxiabu Catering Management China Holdings Co. Ltd.	240,000	29,156
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	47,000	5,703
Xinte Energy Co. Ltd., H Shares(1)(2)	160,000	144,894
Xinyi Energy Holdings Ltd.	89,800	9,255
Xinyi Solar Holdings Ltd.	2,354,000	999,736
XJ International Holdings Co. Ltd.(1)	1,180,000	23,283
Xtep International Holdings Ltd.	959,000	635,733
Yankuang Energy Group Co. Ltd., H Shares	1,286,000	1,340,605
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	256,000	321,121
Yihai International Holding Ltd.	489,000	893,873
Yixin Group Ltd.(2)	1,404,500	209,541
Yuexiu Services Group Ltd.	284,000	116,545
Yuexiu Transport Infrastructure Ltd.	460,000	216,940
Yum China Holdings, Inc.	2,507	123,871
Zengame Technology Holding Ltd.	246,000	68,932
Zhejiang Expressway Co. Ltd., H Shares	44,760	33,281
Zhongsheng Group Holdings Ltd.	319,500	521,380

Avantis Emerging Markets Value ETF
	Shares	Value
Zhou Hei Ya International Holdings Co. Ltd.(1)	358,500	$83,847
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	3,600	2,798
ZTO Express Cayman, Inc., ADR	133,826	2,594,886
		128,491,042
Greece — 0.6%
Aegean Airlines SA	9,756	109,323
Eurobank Ergasias Services & Holdings SA, Class A	196,277	512,101
GEK TERNA SA(1)	6,137	116,730
Hellenic Telecommunications Organization SA	3,023	47,168
HELLENiQ ENERGY Holdings SA	26,170	211,913
LAMDA Development SA(1)	12,980	87,800
Motor Oil Hellas Corinth Refineries SA	14,051	317,358
National Bank of Greece SA	101,668	943,999
Optima bank SA	3,897	57,984
Piraeus Financial Holdings SA	166,423	785,824
Titan Cement International SA	5,692	237,315
		3,427,515
Hong Kong — 0.0%
EVA Precision Industrial Holdings Ltd.	54,000	5,009
Hilong Holding Ltd.(1)	205,000	745
Shinsun Holdings Group Co. Ltd.(1)	137,000	176
		5,930
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	14,689	108,913
OTP Bank Nyrt	24,476	1,502,199
		1,611,112
India — 21.0%
5Paisa Capital Ltd.(1)	3,763	15,098
Aadhar Housing Finance Ltd.(1)	9,480	41,571
Aarti Industries Ltd.	46,403	200,214
Aarti Pharmalabs Ltd.	5,749	48,390
Accelya Solutions India Ltd.	954	14,072
Adani Enterprises Ltd.	10,608	255,465
Adani Ports & Special Economic Zone Ltd.	70,575	867,822
Adani Power Ltd.(1)	89,479	492,638
Aditya Birla Capital Ltd.(1)	101,920	182,970
Aditya Birla Sun Life Asset Management Co. Ltd.	30,896	218,605
AGI Greenpac Ltd.	14,938	109,184
AGS Transact Technologies Ltd.(1)	24,586	5,649
Ajanta Pharma Ltd.	7,940	226,295
Allcargo Logistics Ltd.	37,584	13,412
Allcargo Terminals Ltd.(1)	9,396	3,070
Amara Raja Energy & Mobility Ltd.	41,686	468,149
Amber Enterprises India Ltd.(1)	9,139	591,110
Ambika Cotton Mills Ltd.	311	4,720
Anant Raj Ltd.	33,112	176,680
Andhra Sugars Ltd.	4,689	3,829
Angel One Ltd.	22,937	572,310
Apar Industries Ltd.	6,058	403,690
APL Apollo Tubes Ltd.	10,245	169,067
Apollo Hospitals Enterprise Ltd.	1,240	86,051
Apollo Tyres Ltd.	128,266	551,944
Aptech Ltd.	2,186	2,804
Archean Chemical Industries Ltd.	29,536	170,825

Avantis Emerging Markets Value ETF
	Shares	Value
Arvind Fashions Ltd.	11,545	$50,458
Arvind Ltd.	80,255	312,353
Asahi India Glass Ltd.	3,006	21,268
Ashoka Buildcon Ltd.(1)	31,206	61,857
Aster DM Healthcare Ltd.	24,098	111,663
Astra Microwave Products Ltd.	7,929	55,320
Aurobindo Pharma Ltd.(1)	64,167	778,950
Avadh Sugar & Energy Ltd.	1,300	5,594
Avanti Feeds Ltd.	12,346	98,224
Axis Bank Ltd., GDR	8,200	476,119
Bajaj Auto Ltd.	7,410	671,791
Bajaj Consumer Care Ltd.(1)	11,479	20,471
Bajaj Finance Ltd.	22,192	2,175,268
Bajaj Finserv Ltd.	4,134	88,864
Bajaj Hindusthan Sugar Ltd.(1)	393,023	84,347
Bajel Projects Ltd.(1)	4,771	8,975
Balaji Amines Ltd.	2,247	33,381
Balkrishna Industries Ltd.	12,032	360,688
Balrampur Chini Mills Ltd.	40,732	207,774
Banco Products India Ltd.	10,766	39,125
Bandhan Bank Ltd.	241,359	391,479
Bank of Baroda	178,827	405,283
BASF India Ltd.	1,729	84,884
Bata India Ltd.	17,876	250,473
Bayer CropScience Ltd.	87	4,724
BEML Ltd.	8,417	237,717
Best Agrolife Ltd.	2,513	7,472
Bhansali Engineering Polymers Ltd.	3,804	4,383
Bharat Electronics Ltd.	675,918	1,918,585
Bharat Heavy Electricals Ltd.	161,556	333,879
Bharat Petroleum Corp. Ltd.	470,641	1,285,040
Birla Corp. Ltd.	4,926	54,987
Birlasoft Ltd.	20,238	98,736
Blue Dart Express Ltd.	1,054	72,395
Bombay Burmah Trading Co.	10,853	206,601
Bombay Dyeing & Manufacturing Co. Ltd.	65,785	95,997
Borosil Renewables Ltd.(1)	3,660	21,178
Brigade Enterprises Ltd.	23,579	257,018
Brightcom Group Ltd.(1)	813,426	95,283
BSE Ltd.	21,646	1,155,748
Butterfly Gandhimathi Appliances Ltd.(1)	68	454
Can Fin Homes Ltd.	37,412	248,364
Canara Bank	217,430	202,539
Cantabil Retail India Ltd.	16,237	45,207
Capacit'e Infraprojects Ltd.(1)	30,281	105,127
Caplin Point Laboratories Ltd.	145	3,037
Castrol India Ltd.	154,605	378,306
CCL Products India Ltd.	7,880	52,350
Ceat Ltd.	15,420	447,396
Century Enka Ltd.	2,034	11,996
Cera Sanitaryware Ltd.	575	34,845
Chambal Fertilisers & Chemicals Ltd.	74,480	456,867
Chennai Petroleum Corp. Ltd.	28,167	146,167
Cholamandalam Investment & Finance Co. Ltd.	86,424	1,392,616

Avantis Emerging Markets Value ETF
	Shares	Value
CIE Automotive India Ltd.	9,963	$43,033
Cipla Ltd.	11,659	188,237
City Union Bank Ltd.	153,650	260,712
CMS Info Systems Ltd.	47,109	247,549
Coal India Ltd.	456,348	1,937,113
Cochin Shipyard Ltd.	22,331	326,719
Confidence Petroleum India Ltd.	23,445	14,215
Coromandel International Ltd.	51,423	983,174
Cosmo First Ltd.	2,175	14,971
Craftsman Automation Ltd.	2,192	113,221
CreditAccess Grameen Ltd.	20,459	216,115
Credo Brands Marketing Ltd.	9,928	13,932
CSB Bank Ltd.(1)	13,926	45,161
Cyient Ltd.	26,619	387,888
Dalmia Bharat Ltd.	517	10,017
Dalmia Bharat Sugar & Industries Ltd.	1,821	6,444
DCB Bank Ltd.	55,257	66,102
DCM Shriram Ltd.	11,097	121,862
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	163,781
Deepak Nitrite Ltd.	5,896	125,215
Dhampur Bio Organics Ltd.	1,877	1,343
Dhampur Sugar Mills Ltd.(1)	12,479	17,202
Dilip Buildcon Ltd.	20,482	97,156
Dish TV India Ltd.(1)	328,947	24,223
Dr. Reddy's Laboratories Ltd., ADR	38,480	491,774
Dwarikesh Sugar Industries Ltd.(1)	12,008	5,290
eClerx Services Ltd.	3,563	115,706
Edelweiss Financial Services Ltd.	102,601	105,958
Eicher Motors Ltd.	6,288	343,892
EID Parry India Ltd.(1)	37,076	282,570
Elecon Engineering Co. Ltd.	14,376	68,287
Emami Ltd.	24,015	145,980
Endurance Technologies Ltd.	2,695	54,585
Engineers India Ltd.	44,338	76,673
Epack Durable Ltd.(1)	31,277	133,595
Epigral Ltd.	6,752	125,075
EPL Ltd.	83,278	187,342
Equitas Small Finance Bank Ltd.	51,083	33,341
Escorts Kubota Ltd.	4,030	132,475
Ester Industries Ltd.(1)	4,313	6,465
Eveready Industries India Ltd.	21,670	74,993
Everest Industries Ltd.	1,179	7,236
Everest Kanto Cylinder Ltd.	25,349	34,680
Excel Industries Ltd.	459	4,569
Exide Industries Ltd.	12,458	49,695
Federal Bank Ltd.	441,587	901,423
Filatex India Ltd.	92,883	42,610
Fine Organic Industries Ltd.	1,918	77,046
Finolex Industries Ltd.	81,777	160,463
Five-Star Business Finance Ltd.(1)	43,963	384,314
G R Infraprojects Ltd.(1)	1,800	20,784
Gabriel India Ltd.	19,239	102,537
Galaxy Surfactants Ltd.	679	17,033
Garden Reach Shipbuilders & Engineers Ltd.	4,895	70,983

Avantis Emerging Markets Value ETF
	Shares	Value
Gateway Distriparks Ltd.	19,801	$13,618
Geojit Financial Services Ltd.	52,137	42,814
GHCL Ltd.	23,945	158,759
GHCL Textiles Ltd.	13,434	11,526
GIC Housing Finance Ltd.	10,437	19,887
Glenmark Pharmaceuticals Ltd.	45,061	661,135
Global Health Ltd.(1)	16,312	214,925
Globus Spirits Ltd.	4,244	42,174
Godawari Power & Ispat Ltd.	156,836	281,366
Godrej Agrovet Ltd.	20,225	165,958
Gokaldas Exports Ltd.(1)	29,083	271,669
Gokul Agro Resources Ltd.(1)	26,678	80,410
Granules India Ltd.	34,246	181,187
Grasim Industries Ltd.	39,614	1,048,049
Great Eastern Shipping Co. Ltd.	51,791	482,132
Greenpanel Industries Ltd.	8,159	25,181
Greenply Industries Ltd.	16,723	52,377
Gufic Biosciences Ltd.	5,829	22,087
Gujarat Alkalies & Chemicals Ltd.	4,525	27,169
Gujarat Ambuja Exports Ltd.	28,756	34,241
Gujarat Mineral Development Corp. Ltd.	13,196	36,661
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	217,365
Gujarat Pipavav Port Ltd.	102,692	147,342
Gujarat State Fertilizers & Chemicals Ltd.	70,571	135,811
Gulf Oil Lubricants India Ltd.	7,317	92,287
Hathway Cable & Datacom Ltd.(1)	169,968	25,823
HBL Engineering Ltd.	17,551	87,502
HCL Technologies Ltd.	140,309	2,539,475
HDFC Asset Management Co. Ltd.	14,450	601,791
HealthCare Global Enterprises Ltd.(1)	9,740	55,971
Heritage Foods Ltd.	15,708	65,460
Hero MotoCorp Ltd.	22,876	966,116
HG Infra Engineering Ltd.	7,303	81,082
Hikal Ltd.	12,048	48,529
HIL Ltd.	251	5,043
Himadri Speciality Chemical Ltd., ADR	55,687	261,344
Hindalco Industries Ltd.	269,339	1,966,859
Hinduja Global Solutions Ltd.	845	5,101
Hindustan Aeronautics Ltd.	27,855	989,088
Hindustan Copper Ltd.	38,304	89,458
Hindustan Petroleum Corp. Ltd.	316,944	1,069,492
Hindware Home Innovation Ltd.	2,624	6,028
HI-Tech Pipes Ltd.	26,581	31,689
I G Petrochemicals Ltd.	1,051	5,208
ICICI Securities Ltd.	24,348	224,293
IIFL Capital Services Ltd.	99,811	250,857
IIFL Finance Ltd.(1)	158,533	549,988
India Glycols Ltd.	8,278	99,953
IndiaMart InterMesh Ltd.	4,228	95,350
Indian Bank	40,248	236,088
Indian Energy Exchange Ltd.	63,666	114,410
Indian Metals & Ferro Alloys Ltd.	1,190	8,500
Indian Oil Corp. Ltd.	712,793	930,693
Indian Renewable Energy Development Agency Ltd.(1)	22,551	40,639

Avantis Emerging Markets Value ETF
	Shares	Value
Indo Count Industries Ltd.	22,802	$69,285
Indus Towers Ltd.(1)	375,979	1,397,720
IndusInd Bank Ltd.	2,827	32,130
Intellect Design Arena Ltd.	15,447	118,131
IOL Chemicals & Pharmaceuticals Ltd.	3,269	11,438
IRCON International Ltd.	44,986	73,504
ITD Cementation India Ltd.	51,929	320,014
J Kumar Infraprojects Ltd.	15,616	120,760
Jai Balaji Industries Ltd.(1)	42,560	64,005
Jaiprakash Power Ventures Ltd.(1)	285,099	43,742
Jammu & Kashmir Bank Ltd.	244,848	267,119
Jamna Auto Industries Ltd.	114,313	93,473
Jana Small Finance Bank Ltd.(1)	9,150	42,980
Jindal Poly Films Ltd.	1,238	9,181
Jindal Saw Ltd.	81,100	229,632
Jindal Stainless Ltd.	76,692	515,324
Jindal Steel & Power Ltd.	93,814	925,244
JK Cement Ltd.	3,149	158,536
JK Lakshmi Cement Ltd.	15,916	122,516
JK Paper Ltd.	25,694	84,852
JK Tyre & Industries Ltd.	78,669	239,330
JM Financial Ltd.	196,876	209,172
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	1,502	27,976
JSW Steel Ltd.	137,289	1,500,667
Jubilant Ingrevia Ltd.	15,747	111,400
Jubilant Pharmova Ltd.	14,710	152,591
Kalpataru Projects International Ltd.	31,656	319,800
Karnataka Bank Ltd.	77,133	148,729
Karur Vysya Bank Ltd.	185,770	428,993
Kaveri Seed Co. Ltd.	12,778	146,543
KCP Ltd.	12,788	25,248
KEC International Ltd.	34,010	268,422
Kirloskar Brothers Ltd.	6,089	111,481
Kirloskar Ferrous Industries Ltd.	14,319	74,713
KNR Constructions Ltd.	17,237	43,689
Kolte-Patil Developers Ltd.	2,489	7,150
Kotak Mahindra Bank Ltd.	133,574	2,918,336
KPI Green Energy Ltd.	23,238	101,140
KPIT Technologies Ltd.	7,670	105,563
KPR Mill Ltd.	4,523	41,627
KRBL Ltd.	4,023	11,704
Krsnaa Diagnostics Ltd.	3,390	27,634
L&T Finance Ltd.	211,252	327,038
Larsen & Toubro Ltd.	111,245	4,044,012
Laurus Labs Ltd.	29,514	178,522
Laxmi Organic Industries Ltd.	17,824	36,000
LG Balakrishnan & Bros Ltd.	4,162	57,259
LIC Housing Finance Ltd.	114,843	656,435
LT Foods Ltd.	39,856	155,462
LUX Industries Ltd.	271	4,025
Maharashtra Seamless Ltd.	24,985	175,991
Mahindra & Mahindra Financial Services Ltd.	87,242	270,965
Mahindra & Mahindra Ltd.	88,986	2,640,825
Mahindra Logistics Ltd.	7,483	21,289

Avantis Emerging Markets Value ETF
	Shares	Value
Maithan Alloys Ltd.	648	$6,464
Man Infraconstruction Ltd.	32,334	54,996
Manali Petrochemicals Ltd.	13,942	9,811
Manappuram Finance Ltd.	365,782	844,770
Mangalore Chemicals & Fertilizers Ltd.	17,911	27,044
Marksans Pharma Ltd.	83,831	197,137
Maruti Suzuki India Ltd.	32,843	4,502,035
MAS Financial Services Ltd.	5,661	15,188
Matrimony.com Ltd.	3,231	19,781
Mazagon Dock Shipbuilders Ltd.	5,066	124,366
Medplus Health Services Ltd.(1)	4,549	37,252
Meghmani Organics Ltd.(1)	23,240	16,610
Minda Corp. Ltd.	26,484	146,408
MOIL Ltd.	8,159	27,219
Motherson Sumi Wiring India Ltd.	46,684	25,185
Motilal Oswal Financial Services Ltd.	48,784	330,220
Mphasis Ltd.	15,732	407,465
MRF Ltd.	640	772,649
Mrs Bectors Food Specialities Ltd.	1,317	19,909
MSTC Ltd.	897	4,476
Multi Commodity Exchange of India Ltd.	7,292	418,930
Muthoot Finance Ltd.	37,576	919,771
Muthoot Microfin Ltd.(1)	9,966	15,202
Narayana Hrudayalaya Ltd.	17,172	284,450
Natco Pharma Ltd.	12,871	113,757
National Aluminium Co. Ltd.	276,735	567,598
National Fertilizers Ltd.	11,767	10,601
Nava Ltd.	32,032	146,506
Navin Fluorine International Ltd.	15,634	674,014
NCC Ltd.	152,198	306,642
Neuland Laboratories Ltd.	1,328	161,735
NIIT Learning Systems Ltd.	7,779	37,420
Nippon Life India Asset Management Ltd.	34,760	205,044
NLC India Ltd.	23,997	57,253
NMDC Ltd.	1,035,997	744,821
NOCIL Ltd.	44,152	87,714
NTPC Ltd.	580,973	2,079,566
Nuvama Wealth Management Ltd.	5,969	370,057
Oil & Natural Gas Corp. Ltd.	693,875	1,799,248
Oil India Ltd.	137,056	540,158
Olectra Greentech Ltd.	470	5,795
Onesource Specialty Pharma Ltd.(1)	7,814	110,570
Optiemus Infracom Ltd.(1)	2,901	14,731
Oracle Financial Services Software Ltd.	5,461	488,050
Orient Cement Ltd.	36,498	138,096
Orient Electric Ltd.	27,985	63,608
Orient Green Power Co. Ltd.(1)	230,963	31,759
Panama Petrochem Ltd.	7,332	29,557
Paradeep Phosphates Ltd.	277,238	276,913
PCBL Chemical Ltd.	73,480	303,253
Pearl Global Industries Ltd.	7,773	119,706
Pennar Industries Ltd.(1)	25,863	46,625
Persistent Systems Ltd.	12,534	764,557
Petronet LNG Ltd.	242,139	787,935

Avantis Emerging Markets Value ETF
	Shares	Value
PNB Housing Finance Ltd.(1)	25,989	$227,907
PNC Infratech Ltd.	39,746	118,527
Pondy Oxides & Chemicals Ltd.	3,672	24,351
Power Finance Corp. Ltd.	360,178	1,515,991
Power Mech Projects Ltd.	3,410	70,642
Praj Industries Ltd.	18,823	105,767
Prakash Industries Ltd.	44,580	72,995
Pricol Ltd.(1)	28,946	132,413
Prince Pipes & Fittings Ltd.	3,796	12,470
Prism Johnson Ltd.(1)	17,007	22,251
PTC India Ltd.	119,175	190,216
Quess Corp. Ltd.	11,914	81,618
Railtel Corp. of India Ltd.	49,019	158,659
Rain Industries Ltd.	48,778	68,171
Ramco Cements Ltd.	43,743	416,427
Ramkrishna Forgings Ltd.	28,820	214,293
Rane Holdings Ltd.	3,225	44,465
Rashtriya Chemicals & Fertilizers Ltd.	32,956	44,404
Raymond Lifestyle Ltd.(1)	8,304	103,468
Raymond Ltd.	10,381	153,981
RBL Bank Ltd.	115,927	211,266
REC Ltd.	447,365	1,863,482
Redington Ltd.	102,736	264,212
Reliance Power Ltd.(1)	587,154	224,576
Religare Enterprises Ltd.(1)	73,378	189,586
Repco Home Finance Ltd.	27,990	106,020
Restaurant Brands Asia Ltd.(1)	46,421	33,970
Rhi Magnesita India Ltd.	3,248	14,572
RITES Ltd.	28,436	66,944
Rolex Rings Ltd.(1)	969	15,721
RPG Life Sciences Ltd.	1,481	35,417
Rupa & Co. Ltd.	11,092	24,289
SAMHI Hotels Ltd.(1)	26,195	43,293
Sammaan Capital Ltd.	141,669	180,019
Samvardhana Motherson International Ltd.	518,712	708,470
Sanghi Industries Ltd.(1)	11,763	7,003
Sanghvi Movers Ltd.	17,142	41,622
Sanofi Consumer Healthcare India Ltd.(1)	2,035	105,904
Sanofi India Ltd.	2,035	116,728
Sansera Engineering Ltd.	22,165	284,749
Sarda Energy & Minerals Ltd.	49,853	259,513
Satia Industries Ltd.	7,648	6,175
Satin Creditcare Network Ltd.(1)	27,482	46,087
SBFC Finance Ltd.(1)	183,400	186,060
SBI Cards & Payment Services Ltd.	33,618	323,689
SEAMEC Ltd.(1)	1,351	14,510
SH Kelkar & Co. Ltd.	16,969	32,236
Sharda Cropchem Ltd.	3,884	22,104
Share India Securities Ltd.	36,311	78,536
Shipping Corp. of India Land & Assets Ltd.	12,981	6,747
Shipping Corp. of India Ltd.	98,450	165,225
Shree Cement Ltd.	396	123,909
Shriram Finance Ltd.	288,790	2,048,604
Shriram Pistons & Rings Ltd.	6,636	140,942

Avantis Emerging Markets Value ETF
	Shares	Value
Shyam Metalics & Energy Ltd.	19,245	$157,219
Siyaram Silk Mills Ltd.	1,138	7,857
SKF India Ltd.	701	29,688
SMC Global Securities Ltd.	24,500	32,264
Sobha Ltd.	8,417	115,871
Sonata Software Ltd.	35,352	146,423
South Indian Bank Ltd.	340,694	93,172
Southern Petrochemical Industries Corp. Ltd.	13,120	11,328
Speciality Restaurants Ltd.	6,760	9,721
SRF Ltd.	11,511	368,714
Star Cement Ltd.(1)	40,431	93,900
State Bank of India, GDR	14,473	1,143,650
Sterling Tools Ltd.	10,695	41,029
Stove Kraft Ltd.	4,364	35,767
Strides Pharma Science Ltd.	15,628	110,944
Sudarshan Chemical Industries Ltd.	7,929	78,791
Sun Pharmaceutical Industries Ltd.	11,584	211,266
Sun TV Network Ltd.	43,327	279,021
Sunflag Iron & Steel Co. Ltd.(1)	6,209	15,012
Supreme Industries Ltd.	4,391	167,869
Supreme Petrochem Ltd.	14,619	89,823
Surya Roshni Ltd.	40,658	99,830
Suryoday Small Finance Bank Ltd.(1)	20,262	26,313
Suven Pharmaceuticals Ltd.(1)	12,009	167,135
TAJGVK Hotels & Resorts Ltd.	13,190	67,839
Tamil Nadu Newsprint & Papers Ltd.	14,869	21,638
Tamilnadu Petroproducts Ltd.	8,337	6,460
Tanla Platforms Ltd.	13,081	65,655
Tata Chemicals Ltd.	47,129	420,475
Tata Motors Ltd.	5,470	39,046
Tata Steel Ltd.	1,480,444	2,338,446
Tech Mahindra Ltd.	88,788	1,519,729
Thermax Ltd.	774	28,834
Thirumalai Chemicals Ltd.	8,400	20,451
Thomas Cook India Ltd.	67,853	97,248
Time Technoplast Ltd.	26,322	108,240
Titagarh Rail System Ltd.	25,526	205,049
Tourism Finance Corp. of India Ltd.	29,418	50,224
Tracxn Technologies Ltd.(1)	29,864	18,410
TransIndia Real Estate Ltd.	9,396	3,099
Transport Corp. of India Ltd.	1,955	20,223
Trident Ltd.	487,320	144,605
Triveni Turbine Ltd.	15,888	88,949
Tube Investments of India Ltd.	4,947	139,822
TV Today Network Ltd.	8,203	14,747
TVS Srichakra Ltd.	401	12,374
Uflex Ltd.	4,366	22,577
Ugar Sugar Works Ltd.	8,924	4,777
Ujjivan Small Finance Bank Ltd.	409,138	151,056
UltraTech Cement Ltd.	2,930	340,461
Union Bank of India Ltd.	536,492	693,619
Usha Martin Ltd.	8,471	28,786
UTI Asset Management Co. Ltd.	15,869	171,222
Utkarsh Small Finance Bank Ltd.	76,221	20,862

Avantis Emerging Markets Value ETF
	Shares	Value
Valiant Organics Ltd.(1)	587	$1,798
Vardhman Textiles Ltd.	35,896	156,376
Varroc Engineering Ltd.(1)	26,103	126,572
Vedanta Ltd.	169,479	770,840
Venky's India Ltd.	72	1,351
Vishnu Chemicals Ltd.	3,715	16,948
VLS Finance Ltd.	6,312	15,431
V-Mart Retail Ltd.(1)	903	30,962
VRL Logistics Ltd.	8,200	42,409
Welspun Corp. Ltd.	30,168	255,586
Welspun Enterprises Ltd.	19,561	93,657
Welspun Living Ltd.	72,728	89,352
West Coast Paper Mills Ltd.	9,632	43,375
Wockhardt Ltd.(1)	21,069	279,906
Wonderla Holidays Ltd.	3,866	28,324
Yes Bank Ltd.(1)	257,765	49,598
		112,437,131
Indonesia — 1.6%
ABM Investama Tbk. PT	215,600	38,543
Adaro Andalan Indonesia PT(1)	828,434	336,020
Adaro Minerals Indonesia Tbk. PT(1)	2,595,800	121,522
Alamtri Resources Indonesia Tbk. PT	3,782,600	473,949
Aneka Tambang Tbk. PT	28,800	2,762
Astra International Tbk. PT	3,018,700	825,505
Bank BTPN Syariah Tbk. PT	204,100	10,789
Bank Mandiri Persero Tbk. PT	7,592,500	2,125,741
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	390,700	16,734
Bank Rakyat Indonesia Persero Tbk. PT	2,289,500	469,328
Buana Lintas Lautan Tbk. PT(1)	905,400	7,266
Bukit Asam Tbk. PT	1,411,800	221,153
Charoen Pokphand Indonesia Tbk. PT	1,200	304
Darma Henwa Tbk. PT(1)	10,899,900	81,601
Delta Dunia Makmur Tbk. PT	2,928,500	79,636
Dharma Polimetal Tbk. PT	468,500	25,191
Dharma Satya Nusantara Tbk. PT	3,047,600	167,235
Elnusa Tbk. PT	1,789,200	41,444
Energi Mega Persada Tbk. PT(1)	1,696,400	18,475
Erajaya Swasembada Tbk. PT	985,900	21,662
ESSA Industries Indonesia Tbk. PT	241,600	10,658
Gajah Tunggal Tbk. PT	983,300	59,966
Harum Energy Tbk. PT(1)	83,500	3,506
Indah Kiat Pulp & Paper Tbk. PT	160,400	45,534
Indika Energy Tbk. PT	234,200	18,880
Indo Tambangraya Megah Tbk. PT	132,200	189,117
Indosat Tbk. PT	85,600	7,645
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	290,000	9,715
Japfa Comfeed Indonesia Tbk. PT	1,623,600	182,801
Jasa Marga Persero Tbk. PT	634,000	136,309
Medco Energi Internasional Tbk. PT	2,541,600	153,956
Media Nusantara Citra Tbk. PT(1)	18,900	269
Mitra Adiperkasa Tbk. PT	718,600	62,312
Mitra Pinasthika Mustika Tbk. PT	18,000	1,011
PP Persero Tbk. PT(1)	22,000	305
Rukun Raharja Tbk. PT	328,900	58,466

Avantis Emerging Markets Value ETF
	Shares	Value
Samudera Indonesia Tbk. PT	1,378,000	$20,094
Sawit Sumbermas Sarana Tbk. PT(1)	546,000	55,223
Siloam International Hospitals Tbk. PT	88,300	14,601
Sumber Tani Agung Resources Tbk. PT	377,300	18,999
Surya Semesta Internusa Tbk. PT	652,800	33,573
Telkom Indonesia Persero Tbk. PT, ADR(2)	86,512	1,256,154
Timah Tbk. PT(1)	1,354,300	72,145
Triputra Agro Persada PT	1,421,400	69,115
United Tractors Tbk. PT	449,000	606,170
XL Axiata Tbk. PT	1,856,500	247,605
		8,418,989
Malaysia — 1.9%
Aeon Co. M Bhd.	66,900	21,328
Alliance Bank Malaysia Bhd.	233,100	274,574
AMMB Holdings Bhd.	494,800	639,291
Axiata Group Bhd.	557,700	261,737
Bank Islam Malaysia Bhd.	157,000	88,083
Berjaya Corp. Bhd.(1)	412,870	27,378
Bermaz Auto Bhd.	213,800	49,912
Bumi Armada Bhd.(1)	590,200	74,379
Cahya Mata Sarawak Bhd.	84,500	20,177
CELCOMDIGI Bhd.	230,500	190,813
Chin Hin Group Bhd.(1)	45,600	21,175
CIMB Group Holdings Bhd.	1,005,304	1,765,660
Dayang Enterprise Holdings Bhd.	152,900	60,502
DRB-Hicom Bhd.	107,900	16,720
Ekovest Bhd.(1)	360,400	23,479
Fraser & Neave Holdings Bhd.	1,900	10,640
Genting Bhd.	372,100	274,973
Genting Malaysia Bhd.	164,200	70,119
HAP Seng Consolidated Bhd.	73,800	53,628
Hengyuan Refining Co. Bhd.(1)	24,700	10,248
Hibiscus Petroleum Bhd.	212,140	74,815
IJM Corp. Bhd.	384,100	181,603
Insas Bhd.	6,100	1,157
Jaya Tiasa Holdings Bhd.	276,200	78,143
Johor Plantations Group Bhd.	144,200	39,902
Kelington Group Bhd.	71,100	55,829
Kossan Rubber Industries Bhd.	112,700	45,052
KSL Holdings Bhd.(1)	27,100	9,760
Kuala Lumpur Kepong Bhd.	52,589	243,103
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	9
Mah Sing Group Bhd.	473,900	132,197
Malayan Banking Bhd.	534,560	1,285,154
Malaysia Smelting Corp. Bhd.	25,900	12,875
Malaysian Resources Corp. Bhd.	564,900	56,616
MBSB Bhd.	256,000	40,818
Mega First Corp. Bhd.	60,700	56,512
MISC Bhd.	151,200	247,549
Pecca Group Bhd.	65,300	21,228
Perak Transit Bhd.	69,000	11,363
Perdana Petroleum Bhd.(1)	287,300	13,889
Public Bank Bhd.	1,182,100	1,202,599
RHB Bank Bhd.	398,921	618,050

Avantis Emerging Markets Value ETF
	Shares	Value
Sapura Energy Bhd.(1)	62,700	$488
Sarawak Oil Palms Bhd.	22,350	15,426
Scientex Bhd.	31,300	25,788
SD Guthrie Bhd.	166,000	188,702
Shin Yang Group Bhd.	175,300	32,305
Sime Darby Property Bhd.	789,700	249,194
Solarvest Holdings Bhd.(1)	43,700	17,188
SP Setia Bhd. Group	415,600	125,538
Supermax Corp. Bhd.(1)	335,424	57,242
Syarikat Takaful Malaysia Keluarga Bhd.	14,700	11,641
Ta Ann Holdings Bhd.	19,100	15,849
TASCO Bhd.	6,400	983
Telekom Malaysia Bhd.	181,200	277,695
Teo Seng Capital Bhd.	105,958	25,463
TH Plantations Bhd.	130,800	17,487
TSH Resources Bhd.	185,600	49,655
United Plantations Bhd.	46,050	236,673
Velesto Energy Bhd.	1,494,600	55,437
Wasco Bhd.(1)	74,400	17,250
WCT Holdings Bhd.(1)	292,400	49,702
Yinson Holdings Bhd.	333,856	168,201
		10,020,946
Mexico — 2.0%
Alfa SAB de CV, Class A	759,263	647,187
Alpek SAB de CV	25,416	16,100
America Movil SAB de CV, ADR	96,752	1,376,781
Banco del Bajio SA	242,546	549,310
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	33,254	215,486
GCC SAB de CV	11,656	113,866
Gentera SAB de CV	566,630	791,198
Gruma SAB de CV, B Shares	37,046	638,707
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	10	1,901
Grupo Comercial Chedraui SA de CV	14,608	83,836
Grupo Financiero Banorte SAB de CV, Class O	426,946	3,018,575
Grupo Financiero Inbursa SAB de CV, Class O(1)	261,128	602,828
Grupo Mexico SAB de CV, Series B	400,089	1,882,291
Industrias Penoles SAB de CV(1)	14	215
Megacable Holdings SAB de CV	263,514	566,028
Nemak SAB de CV(1)(2)	827,028	107,835
Regional SAB de CV	294	1,903
		10,614,047
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	300	170
ACEN Corp.	29,310	1,555
Alliance Global Group, Inc.	273,900	30,671
Bank of the Philippine Islands	258,228	553,797
BDO Unibank, Inc.	408,996	1,059,795
Converge Information & Communications Technology Solutions, Inc.	668,500	179,100
DMCI Holdings, Inc.	755,000	146,077
First Gen Corp.	11,100	3,199
Globe Telecom, Inc.	1,359	53,371
GT Capital Holdings, Inc.	19,640	172,514
JG Summit Holdings, Inc.	272,970	74,900
LT Group, Inc.	210,000	42,105

Avantis Emerging Markets Value ETF
	Shares	Value
Metropolitan Bank & Trust Co.	423,160	$523,689
Nickel Asia Corp.	100,800	4,143
PLDT, Inc., ADR(2)	40	912
Puregold Price Club, Inc.	233,400	112,093
Robinsons Land Corp.	225,400	46,588
Robinsons Retail Holdings, Inc.	19,230	11,606
Security Bank Corp.	103,920	125,613
Semirara Mining & Power Corp.	233,500	150,502
		3,292,400
Poland — 1.3%
Alior Bank SA	29,340	690,344
Bank Millennium SA(1)	153,240	439,902
Bank Polska Kasa Opieki SA	26,894	1,137,424
Budimex SA	248	33,345
CCC SA(1)	11,855	555,379
Grupa Kety SA	3,340	665,673
Jastrzebska Spolka Weglowa SA(1)	210	1,301
LPP SA	153	691,218
Orange Polska SA	145,123	295,807
ORLEN SA	60,850	949,876
Pepco Group NV(1)	21,844	90,882
Powszechny Zaklad Ubezpieczen SA	84,131	1,124,920
Text SA	10	137
XTB SA	22,053	360,579
		7,036,787
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC	70,860	—
VTB Bank PJSC(1)	30,520	—
		2
South Africa — 3.6%
Absa Group Ltd.	149,968	1,498,696
AECI Ltd.	28,475	145,288
African Rainbow Minerals Ltd.	2,558	18,561
Afrimat Ltd.(2)	12,983	41,719
Anglo American Platinum Ltd.	2,330	69,906
Astral Foods Ltd.	9,228	81,865
Barloworld Ltd.	29,146	159,302
Coronation Fund Managers Ltd.	54,890	113,256
DataTec Ltd.	1,869	4,744
Exxaro Resources Ltd.	38,650	318,268
FirstRand Ltd.	389,067	1,460,704
Foschini Group Ltd.	93,514	679,658
Gold Fields Ltd., ADR	109,725	1,971,758
Harmony Gold Mining Co. Ltd., ADR	105,919	1,053,894
Impala Platinum Holdings Ltd.(1)	153,277	724,797
KAP Ltd.(1)	436,358	64,576
Kumba Iron Ore Ltd.	8,420	167,936
Life Healthcare Group Holdings Ltd.	237,545	187,611
Merafe Resources Ltd.	366,791	21,360
Momentum Group Ltd.	77,854	126,512
Motus Holdings Ltd.	64,044	308,583
MTN Group Ltd.	281,514	1,759,693

Avantis Emerging Markets Value ETF
	Shares	Value
Nedbank Group Ltd.	90,373	$1,353,231
Ninety One Ltd.	37,925	66,583
Northam Platinum Holdings Ltd.(2)	87,342	455,545
Old Mutual Ltd.	1,385,373	933,904
Omnia Holdings Ltd.	33,433	114,415
PPC Ltd.	164,385	34,133
Raubex Group Ltd.	10,410	23,229
Reinet Investments SCA	8,808	216,696
Sappi Ltd.	155,336	337,559
Sasol Ltd., ADR(2)	73,562	321,466
Shoprite Holdings Ltd.	36,520	531,453
Sibanye Stillwater Ltd., ADR(1)(2)	106,343	339,234
Standard Bank Group Ltd.	188,910	2,191,657
Sun International Ltd.	42,077	85,967
Telkom SA SOC Ltd.(1)	116,104	223,348
Thungela Resources Ltd.	57,660	341,610
Truworths International Ltd.	104,332	437,011
Vodacom Group Ltd.	39,896	252,084
Wilson Bayly Holmes-Ovcon Ltd.	30	301
		19,238,113
South Korea — 11.5%
Aekyung Chemical Co. Ltd.	2,849	14,267
Ananti, Inc.(1)	17,960	72,434
Asiana Airlines, Inc.(1)	9,961	72,874
BGF retail Co. Ltd.	1,199	81,898
BH Co. Ltd.	8,811	91,048
Binggrae Co. Ltd.(1)	1,739	115,258
BNK Financial Group, Inc.	51,473	393,299
Byucksan Corp.(1)	10,363	15,306
CJ CGV Co. Ltd.(1)	36,303	125,520
CJ CheilJedang Corp.	3,754	609,540
CJ Corp.	3,041	214,934
CJ ENM Co. Ltd.(1)	6,227	258,960
CJ Logistics Corp.	2,490	159,838
Cosmax, Inc.	1,858	217,579
Coway Co. Ltd.	11,021	610,236
Cuckoo Homesys Co. Ltd.(1)	777	11,742
Daeduck Electronics Co. Ltd.	10,395	128,113
Daesang Corp.(1)	14,228	225,379
Daewoong Co. Ltd.	8,210	113,163
Daishin Securities Co. Ltd.	1,990	23,021
Daou Data Corp.	1,498	11,188
Daou Technology, Inc.(1)	12,844	178,368
DB HiTek Co. Ltd.(1)	10,879	323,828
DB Insurance Co. Ltd.	20,306	1,272,284
DGB Financial Group, Inc.	33,509	212,468
DL E&C Co. Ltd.	7,974	221,322
Dongkuk Holdings Co. Ltd.	1,826	9,427
Dongwon F&B Co. Ltd.	3,168	67,688
Doosan Tesna, Inc.	1,825	37,957
GOLFZON Co. Ltd.(1)	1,071	43,373
GS Holdings Corp.	12,122	299,025
GS P&L Co. Ltd.(1)	2,264	33,041
GS Retail Co. Ltd.	9,549	97,794

Avantis Emerging Markets Value ETF
	Shares	Value
HAESUNG DS Co. Ltd.	4,202	$84,464
Hana Financial Group, Inc.	101,122	4,123,798
Hana Micron, Inc.	7,180	54,287
Hanil Cement Co. Ltd.	2,554	27,381
Hankook & Co. Co. Ltd.	4,004	43,488
Hankook Tire & Technology Co. Ltd.(1)	36,328	942,299
Hanon Systems(1)	46,043	140,105
Hansae Co. Ltd.(1)	8,712	69,645
Hansol Technics Co. Ltd.	9,513	27,138
Hanwha Aerospace Co. Ltd.	8,430	3,440,483
Hanwha Corp.	4,556	126,747
Hanwha Corp., Preference Shares	506	5,952
Hanwha General Insurance Co. Ltd.	32,298	84,532
Hanwha Life Insurance Co. Ltd.	73,093	131,542
Hanwha Vision Co. Ltd.(1)	9,337	309,704
Harim Holdings Co. Ltd.	18,552	64,521
HD Hyundai Co. Ltd.	17,214	859,881
HD Hyundai Construction Equipment Co. Ltd.	5,650	289,773
HD Hyundai Infracore Co. Ltd.(1)	54,314	316,814
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	10,935	1,599,200
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	11,880	148,866
Hite Jinro Co. Ltd.	5,123	66,437
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	5,013
HL Holdings Corp.	774	19,561
HL Mando Co. Ltd.(1)	17,431	529,422
HMM Co. Ltd.	3,244	43,575
Hwa Shin Co. Ltd.(1)	5,675	30,166
Hyosung TNC Corp.	1,156	178,735
HYUNDAI Corp.	2,071	34,244
Hyundai Department Store Co. Ltd.(1)	5,999	234,721
Hyundai Elevator Co. Ltd.	1,854	69,884
Hyundai Glovis Co. Ltd.	9,850	878,825
Hyundai Marine & Fire Insurance Co. Ltd.	28,682	456,879
Hyundai Motor Co.	23,871	3,165,192
Hyundai Steel Co.	22,415	409,926
Hyundai Wia Corp.	8,002	224,338
Industrial Bank of Korea	90,787	968,416
Innocean Worldwide, Inc.	5,878	73,949
INTOPS Co. Ltd.	2,261	28,307
IS Dongseo Co. Ltd.	3,939	45,970
JB Financial Group Co. Ltd.	63,346	747,373
KB Financial Group, Inc., ADR	68,661	3,729,666
KCC Corp.	1,228	218,339
KEPCO Plant Service & Engineering Co. Ltd.(1)	2,768	79,571
KG Dongbusteel(1)	15,429	64,890
KG Eco Solution Co. Ltd.	9,800	35,149
Kia Corp.	53,431	3,416,856
KISCO Corp.	1,013	5,510
KIWOOM Securities Co. Ltd.	5,775	452,479
Kolon Industries, Inc.	1,785	40,861
KoMiCo Ltd.	1,848	55,996
Korea Circuit Co. Ltd.(1)	204	1,730
Korea Electric Terminal Co. Ltd.	1,528	75,715
Korea Line Corp.(1)	53,816	61,908

Avantis Emerging Markets Value ETF
	Shares	Value
Korean Air Lines Co. Ltd.	40,448	$655,336
Korean Reinsurance Co.	67,326	370,365
KT Corp.	24,264	779,545
Kumho Petrochemical Co. Ltd.(1)	2,701	203,268
Kumho Tire Co., Inc.(1)	58,261	195,364
Kyung Dong Navien Co. Ltd.	2,946	169,398
LB Semicon, Inc.(1)	404	1,075
LG Chem Ltd.(1)	5,363	864,923
LG Display Co. Ltd., ADR(1)	144,344	473,448
LG Electronics, Inc.	24,436	1,323,269
LG Innotek Co. Ltd.(1)	2,244	250,798
LG Uplus Corp.	80,529	582,912
LIG Nex1 Co. Ltd.	3,403	632,586
Lotte Chilsung Beverage Co. Ltd.(1)	2,023	145,025
LOTTE Fine Chemical Co. Ltd.(1)	1,790	49,594
Lotte Rental Co. Ltd.(1)	5,554	110,329
Lotte Wellfood Co. Ltd.(1)	1,335	101,518
LX International Corp.	11,747	207,129
Mcnex Co. Ltd.	2,225	35,413
MegaStudyEdu Co. Ltd.	2,275	60,000
Meritz Financial Group, Inc.	34,566	2,865,643
Mirae Asset Life Insurance Co. Ltd.(1)	707	2,285
Namhae Chemical Corp.	5,380	23,716
Neowiz(1)	2,255	32,789
Nexen Tire Corp.(1)	14,477	50,583
NICE Holdings Co. Ltd.(1)	772	6,020
OCI Holdings Co. Ltd.	4,555	249,136
Orion Corp.	7,439	518,607
Orion Holdings Corp.	11,107	113,355
Ottogi Corp.(1)	754	199,586
Pan Ocean Co. Ltd.	80,594	208,484
Partron Co. Ltd.	8,584	41,831
Poongsan Corp.	10,871	410,057
POSCO Holdings, Inc., ADR	13,992	646,990
Posco International Corp.	10,955	390,232
PSK, Inc.	4,942	63,816
Samsung Electro-Mechanics Co. Ltd.	3,503	325,008
Samsung Fire & Marine Insurance Co. Ltd.	7,795	2,040,968
Samsung Heavy Industries Co. Ltd.(1)	5,827	55,713
Samsung Life Insurance Co. Ltd.	964	57,198
Samsung Securities Co. Ltd.	18,841	589,499
Samyang Foods Co. Ltd.	173	101,973
SD Biosensor, Inc.	1,247	9,034
SeAH Besteel Holdings Corp.(1)	1,826	24,662
SeAH Steel Corp.(1)	374	41,129
SeAH Steel Holdings Corp.(1)	952	153,109
Sebang Co. Ltd.	1,932	15,790
Sebang Global Battery Co. Ltd.	3,316	166,105
Seoul Semiconductor Co. Ltd.(1)	12,339	58,383
Seoyon E-Hwa Co. Ltd.(1)	6,370	55,231
Shinhan Financial Group Co. Ltd., ADR	99,636	3,183,370
Shinsegae, Inc.(1)	3,745	364,600
SK D&D Co. Ltd.	1,846	10,288
SK Discovery Co. Ltd.	2,896	69,399

Avantis Emerging Markets Value ETF
	Shares	Value
SK Eternix Co. Ltd.(1)	6,127	$62,794
SK Gas Ltd.	1,060	170,672
SK Networks Co. Ltd.	42,816	126,631
SK Telecom Co. Ltd., ADR	23,871	522,536
SK, Inc.	1,497	147,809
SL Corp.	9,627	227,913
SNT Dynamics Co. Ltd.	9,584	187,717
SNT Motiv Co. Ltd.	2,920	50,156
S-Oil Corp.	13,634	530,036
Sungwoo Hitech Co. Ltd.	25,049	87,241
TKG Huchems Co. Ltd.	5,591	61,763
Tongyang Life Insurance Co. Ltd.	20,226	68,874
Unid Co. Ltd.	2,655	146,814
Woongjin Thinkbig Co. Ltd.	13,479	14,570
Woori Financial Group, Inc.	251,988	2,858,458
Youngone Corp.(1)	8,607	280,983
Youngone Holdings Co. Ltd.	2,887	179,339
Yuanta Securities Korea Co. Ltd.(1)	12,496	21,846
Zinus, Inc.	3,494	44,059
		61,848,490
Taiwan — 23.5%
Ability Enterprise Co. Ltd.(2)	78,000	144,431
AcBel Polytech, Inc.	19,497	18,776
Acon Holding, Inc.(1)	9,000	3,009
Acter Group Corp. Ltd.	38,000	484,948
ADATA Technology Co. Ltd.(2)	67,760	174,617
Advanced International Multitech Co. Ltd.	48,000	114,096
Advanced Power Electronics Corp.	2,000	5,549
Advancetek Enterprise Co. Ltd.(2)	172,000	445,290
Air Asia Co. Ltd.	20,000	21,679
Alexander Marine Co. Ltd.	4,217	24,939
Allied Circuit Co. Ltd.	2,000	7,068
Alltek Technology Corp.	10,800	12,677
Alltop Technology Co. Ltd.	1,000	8,902
Alpha Networks, Inc.	44,000	46,941
Altek Corp.	98,103	143,179
Amazing Microelectronic Corp.	161	417
Ambassador Hotel	41,000	70,461
Ampire Co. Ltd.	24,000	24,710
AMPOC Far-East Co. Ltd.	31,000	90,511
AmTRAN Technology Co. Ltd.	257,468	145,701
Anji Technology Co. Ltd.	3,059	3,417
Apex Dynamics, Inc.	3,000	70,002
Apex International Co. Ltd.(1)	11,421	14,018
Arcadyan Technology Corp.	31,000	176,307
Ardentec Corp.	179,000	389,429
ASE Technology Holding Co. Ltd., ADR	126,222	1,278,629
Asia Cement Corp.	497,000	628,958
Asia Polymer Corp.	92,000	41,039
ASolid Technology Co. Ltd.	10,000	22,042
Asustek Computer, Inc.	125,000	2,558,329
AUO Corp.(1)	646,400	297,900
Avalue Technology, Inc.	16,000	52,622
Avermedia Technologies	49,000	75,086

Avantis Emerging Markets Value ETF
	Shares	Value
Axiomtek Co. Ltd.	25,000	$104,999
Azurewave Technologies, Inc.	54,000	113,233
Bafang Yunji International Co. Ltd.	10,000	49,255
Bank of Kaohsiung Co. Ltd.	150,380	53,187
Basso Industry Corp.	34,000	45,441
BES Engineering Corp.	332,000	116,654
B'in Live Co. Ltd.	9,900	23,416
Bioteque Corp.	1,000	3,899
Bizlink Holding, Inc.	11,000	194,540
Bonny Worldwide Ltd.(1)	13,000	105,035
Brighton-Best International Taiwan, Inc.	15,000	17,617
Capital Futures Corp.	58,000	98,947
Career Technology MFG. Co. Ltd.(1)	3,753	1,812
Caswell, Inc.	18,000	70,592
Catcher Technology Co. Ltd.	136,000	848,341
Cathay Financial Holding Co. Ltd.	2,636,624	5,437,306
Central Reinsurance Co. Ltd.	213,406	174,701
Chain Chon Industrial Co. Ltd.	35,000	16,603
Chang Hwa Commercial Bank Ltd.	1,649,576	908,781
Channel Well Technology Co. Ltd.	46,000	122,696
Charoen Pokphand Enterprise(2)	56,000	174,418
Cheng Loong Corp.	112,000	68,523
Cheng Mei Materials Technology Corp.(1)	113,871	47,788
Cheng Shin Rubber Industry Co. Ltd.	852,000	1,300,684
Cheng Uei Precision Industry Co. Ltd.(2)	151,000	317,692
Chenming Electronic Technology Corp.(2)	33,000	132,517
Chia Chang Co. Ltd.	7,000	8,782
Chicony Electronics Co. Ltd.	198,000	967,059
Chicony Power Technology Co. Ltd.	22,000	84,428
China Airlines Ltd.	1,761,000	1,261,809
China Bills Finance Corp.	14,000	6,474
China Container Terminal Corp.	12,000	12,111
China Glaze Co. Ltd.	51,000	30,189
China Metal Products	94,000	91,923
China Motor Corp.	9,000	21,582
China Steel Corp.(2)	2,911,000	2,147,829
Chinese Maritime Transport Ltd.	25,000	36,425
Chin-Poon Industrial Co. Ltd.	176,000	186,092
Chipbond Technology Corp.	130,000	258,329
ChipMOS Technologies, Inc.	229,000	221,674
Chong Hong Construction Co. Ltd.	100,000	291,112
Chun Yuan Steel Industry Co. Ltd.	63,000	36,368
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	132,000	603,989
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	15,021
Chunghwa Precision Test Tech Co. Ltd.	4,000	92,671
Clevo Co.(2)	40,000	59,291
CMC Magnetics Corp.	233,960	70,974
Collins Co. Ltd.	42,000	22,281
Compal Electronics, Inc.	1,577,000	1,843,471
Compeq Manufacturing Co. Ltd.(2)	190,000	389,069
Concord International Securities Co. Ltd.	245,704	118,805
Concord Securities Co. Ltd.	467,250	214,192
Continental Holdings Corp.	68,000	65,351
Coremax Corp.	6,548	11,650

Avantis Emerging Markets Value ETF
	Shares	Value
Coretronic Corp.	70,000	$175,968
Co-Tech Development Corp.	63,000	106,110
Cryomax Cooling System Corp.	41,163	45,404
CTBC Financial Holding Co. Ltd.	4,659,000	5,756,774
CTCI Corp.	119,000	152,192
CviLux Corp.	51,000	76,724
CyberPower Systems, Inc.	25,000	233,688
DA CIN Construction Co. Ltd.	11,200	19,852
Da-Li Development Co. Ltd.	220,822	299,480
Darfon Electronics Corp.	66,000	90,761
Darwin Precisions Corp.(1)	165,000	68,828
Daxin Materials Corp.	3,000	19,346
Depo Auto Parts Ind Co. Ltd.	55,000	348,899
Dimerco Data System Corp.	13,000	52,429
Dimerco Express Corp.	28,351	71,495
Dynamic Holding Co. Ltd.(2)	97,000	177,093
Dynapack International Technology Corp.(2)	46,000	242,483
E&R Engineering Corp.	23,000	60,257
Eastech Holding Ltd.(2)	30,000	125,556
Elan Microelectronics Corp.	32,000	154,119
Elite Advanced Laser Corp.(1)	9,000	73,257
Elite Material Co. Ltd.	50,000	948,190
Elitegroup Computer Systems Co. Ltd.(2)	50,000	33,460
Emerging Display Technologies Corp.	30,000	26,371
Ennostar, Inc.(1)	120,000	162,531
Eson Precision Ind Co. Ltd.	23,000	41,365
Eternal Materials Co. Ltd.	249,000	217,369
Eva Airways Corp.	740,000	960,711
Evergreen International Storage & Transport Corp.	139,000	128,075
Evergreen Marine Corp. Taiwan Ltd.(2)	383,400	2,489,333
EVERGREEN Steel Corp.	23,000	66,375
Everlight Chemical Industrial Corp.	140,000	90,798
Everlight Electronics Co. Ltd.	158,000	392,279
Excelliance Mos Corp.	1,000	2,891
Excelsior Medical Co. Ltd.	28,113	74,469
EZconn Corp.	23,000	332,821
Far Eastern Department Stores Ltd.	402,000	294,790
Far Eastern International Bank	955,870	400,102
Far Eastern New Century Corp.	678,000	658,335
Far EasTone Telecommunications Co. Ltd.	85,000	231,772
Farglory Land Development Co. Ltd.(2)	47,000	110,577
Feedback Technology Corp.	8,640	33,700
First Insurance Co. Ltd.	67,000	55,174
First Steamship Co. Ltd.(1)	156,000	38,642
Fitipower Integrated Technology, Inc.	9,750	69,012
Fittech Co. Ltd.(1)	4,202	13,181
FLEXium Interconnect, Inc.	60,000	125,906
Flytech Technology Co. Ltd.	39,000	179,465
Forcecon Tech Co. Ltd.	11,312	51,420
Formosa International Hotels Corp.	7,000	42,334
Formosa Optical Technology Co. Ltd.	14,000	58,813
Formosa Taffeta Co. Ltd.	150,000	87,527
Formosan Union Chemical	17,000	11,132
Foxconn Technology Co. Ltd.	617,000	1,414,758

Avantis Emerging Markets Value ETF
	Shares	Value
Foxsemicon Integrated Technology, Inc.	32,000	$309,247
Franbo Lines Corp.	61,629	43,458
Froch Enterprise Co. Ltd.	42,000	24,188
FSP Technology, Inc.	28,000	57,278
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	3,322
Fu Hua Innovation Co. Ltd.	82,499	88,882
Fubon Financial Holding Co. Ltd.	1,995,985	5,560,228
Fulgent Sun International Holding Co. Ltd.	119,891	545,344
Full Wang International Development Co. Ltd.(1)	3,701	4,931
Fulltech Fiber Glass Corp.(1)(2)	57,593	57,684
Fusheng Precision Co. Ltd.	53,000	550,646
G Shank Enterprise Co. Ltd.	28,591	79,043
Gallant Precision Machining Co. Ltd.	70,000	199,834
Gamania Digital Entertainment Co. Ltd.	68,000	163,727
GEM Services, Inc.	1,000	2,180
Gemtek Technology Corp.	73,000	71,757
General Interface Solution Holding Ltd.(1)	45,000	75,184
Genius Electronic Optical Co. Ltd.	13,000	186,368
Getac Holdings Corp.	58,000	213,655
Giant Manufacturing Co. Ltd.(2)	172,000	817,365
Gigabyte Technology Co. Ltd.(2)	75,000	578,333
Global Brands Manufacture Ltd.	116,760	261,272
Global Lighting Technologies, Inc.	3,000	5,267
Global PMX Co. Ltd.	24,000	79,321
Globalwafers Co. Ltd.	23,000	261,230
Globe Union Industrial Corp.	73,000	32,066
GMI Technology, Inc.(2)	85,000	134,055
Gold Circuit Electronics Ltd.	8,100	53,683
Goldsun Building Materials Co. Ltd.	319,000	415,914
Gordon Auto Body Parts	59,000	66,757
Gourmet Master Co. Ltd.	18,000	55,324
Grand Fortune Securities Co. Ltd.	119,600	47,894
Grand Pacific Petrochemical(1)	113,144	36,534
Great Tree Pharmacy Co. Ltd.	1,805	9,349
Great Wall Enterprise Co. Ltd.	109,000	183,679
Greatek Electronics, Inc.	81,000	157,267
Group Up Industrial Co. Ltd.	10,000	70,226
Hai Kwang Enterprise Corp.(1)	4,200	2,555
Hannstar Board Corp.	67,160	113,328
HannStar Display Corp.(1)	202,000	53,117
HannsTouch Holdings Co.(1)	44,000	11,876
Hanpin Electron Co. Ltd.	31,000	52,261
Hey Song Corp.	13,000	16,298
Highwealth Construction Corp.	660,000	881,864
Hi-Lai Foods Co. Ltd.	10,000	46,716
Hitron Technology, Inc.	84,000	73,927
Hiyes International Co. Ltd.(2)	40,222	226,993
Ho Tung Chemical Corp.	23,000	5,815
Hocheng Corp.	55,460	28,892
Holy Stone Enterprise Co. Ltd.	10,500	27,030
Hong Ho Precision Textile Co. Ltd.	46,000	60,867
Hong TAI Electric Industrial	33,000	34,181
Hotai Finance Co. Ltd.	33,300	82,981
Hotai Motor Co. Ltd.	100,000	1,860,665

Avantis Emerging Markets Value ETF
	Shares	Value
Hotel Holiday Garden(1)	15,592	$7,878
Hsin Ba Ba Corp.	38,000	129,474
Hu Lane Associate, Inc.	30,750	166,345
Hua Nan Financial Holdings Co. Ltd.	242,400	204,664
Huaku Development Co. Ltd.	35,200	123,708
Hung Sheng Construction Ltd.	190,000	145,126
Hwacom Systems, Inc.	90,000	62,569
Hwang Chang General Contractor Co. Ltd.(2)	74,247	232,904
IBF Financial Holdings Co. Ltd.	257,796	112,472
I-Chiun Precision Industry Co. Ltd.(2)	37,458	118,165
IEI Integration Corp.	16,000	52,219
IKKA Holdings Cayman Ltd.	12,000	49,254
Innodisk Corp.	17,685	142,359
Innolux Corp.	1,614,868	725,787
Inpaq Technology Co. Ltd.(2)	35,000	86,890
Integrated Service Technology, Inc.	23,000	90,807
International CSRC Investment Holdings Co.(1)	72,000	27,259
International Games System Co. Ltd.	12,000	353,830
Inventec Corp.(2)	449,000	621,186
Iron Force Industrial Co. Ltd.	8,296	24,957
ITE Technology, Inc.	10,000	46,981
ITEQ Corp.(2)	67,000	150,163
Jarllytec Co. Ltd.	16,000	83,394
Jean Co. Ltd.(2)	57,254	47,454
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	7,888
Jinan Acetate Chemical Co. Ltd.	48,852	1,358,864
Johnson Health Tech Co. Ltd.	46,000	250,209
Jourdeness Group Ltd.	7,000	9,755
Kaimei Electronic Corp.	29,000	57,784
Kaori Heat Treatment Co. Ltd.	7,000	64,278
Kedge Construction Co. Ltd.	9,180	22,901
Kenda Rubber Industrial Co. Ltd.	47,000	39,859
Kenmec Mechanical Engineering Co. Ltd.(2)	38,188	102,479
Kerry TJ Logistics Co. Ltd.	38,000	44,510
KGI Financial Holding Co. Ltd.	1,584,728	872,547
KGI Financial Holding Co. Ltd., Preference Shares	59,976	14,667
Kindom Development Co. Ltd.	210,000	349,984
King Polytechnic Engineering Co. Ltd.	23,100	37,374
King Yuan Electronics Co. Ltd.	249,000	794,018
King's Town Bank Co. Ltd.	451,000	694,471
Kinik Co.	12,000	98,054
Kinpo Electronics	220,000	172,774
Kinsus Interconnect Technology Corp.(2)	43,000	129,630
KNH Enterprise Co. Ltd.	27,000	15,977
Ko Ja Cayman Co. Ltd.	10,000	13,743
KS Terminals, Inc.	19,000	40,834
Kung Sing Engineering Corp.(1)	49,000	17,708
Kuo Toong International Co. Ltd.	70,000	114,892
Kura Sushi Asia Co. Ltd.	4,000	10,571
Kwong Lung Enterprise Co. Ltd.	11,000	19,785
L&K Engineering Co. Ltd.(2)	63,390	518,937
Lanner Electronics, Inc.	42,440	143,599
Lealea Enterprise Co. Ltd.(1)	78,000	20,473
Lelon Electronics Corp.	5,000	13,358

Avantis Emerging Markets Value ETF
	Shares	Value
Lemtech Holdings Co. Ltd.	12,000	$49,853
Leofoo Development Co. Ltd.(1)	66,000	36,423
Li Peng Enterprise Co. Ltd.(1)	295,000	64,749
Lida Holdings Ltd.	23,000	17,056
Life Travel & Tourist Service Co. Ltd.	9,000	30,264
Lingsen Precision Industries Ltd.(1)	75,000	39,458
Lion Travel Service Co. Ltd.	31,000	127,717
Long Bon International Co. Ltd.(1)	235,000	148,613
Longchen Paper & Packaging Co. Ltd.(1)	71,000	25,405
Longwell Co.	71,000	178,100
Lotes Co. Ltd.	20,000	986,291
Lotus Pharmaceutical Co. Ltd.	17,000	141,010
Lumax International Corp. Ltd.	13,000	43,192
Lungteh Shipbuilding Co. Ltd.	8,000	27,878
Macronix International Co. Ltd.	128,000	84,803
Makalot Industrial Co. Ltd.	35,700	409,556
Man Zai Industrial Co. Ltd.	13,650	16,444
Marketech International Corp.	18,000	84,285
Materials Analysis Technology, Inc.	8,414	54,728
Mayer Steel Pipe Corp.	49,200	46,273
Megaforce Co. Ltd.(1)	3,000	3,433
Merry Electronics Co. Ltd.	65,980	228,301
MIN AIK Technology Co. Ltd.(1)	1,000	740
Mirle Automation Corp.(2)	15,000	35,772
MPI Corp.	19,000	443,281
My Humble House Hospitality Management Consulting(1)	27,000	42,256
Namchow Holdings Co. Ltd.	73,000	113,083
Nan Liu Enterprise Co. Ltd.	1,000	1,954
Nan Pao Resins Chemical Co. Ltd.	16,000	158,496
Nan Ya Printed Circuit Board Corp.(2)	20,000	81,471
Nang Kuang Pharmaceutical Co. Ltd.	11,000	14,483
Nantex Industry Co. Ltd.	25,000	25,651
Nanya Technology Corp.(1)(2)	112,000	129,589
Netronix, Inc.	3,000	12,048
Nexcom International Co. Ltd.	27,000	74,142
Nichidenbo Corp.	28,000	60,210
Niching Industrial Corp.	7,869	17,826
Nien Made Enterprise Co. Ltd.	38,000	507,995
Niko Semiconductor Co. Ltd.	6,612	9,451
Novatek Microelectronics Corp.	118,000	1,931,658
O-Bank Co. Ltd.	474,000	143,188
Orient Semiconductor Electronics Ltd.(2)	134,000	147,218
O-TA Precision Industry Co. Ltd.	14,000	31,259
Pacific Construction Co.	67,000	23,824
Pacific Hospital Supply Co. Ltd.	1,000	2,778
Pan-International Industrial Corp.	39,000	51,280
Pegatron Corp.	113,000	322,704
PharmaEngine, Inc.	9,000	29,750
Pou Chen Corp.	1,429,000	1,657,607
Powerchip Semiconductor Manufacturing Corp.(1)(2)	401,000	220,442
Powertech Technology, Inc.	173,000	662,513
Poya International Co. Ltd.	3,090	48,765
President Securities Corp.	476,000	401,404
Primax Electronics Ltd.	78,000	203,631

Avantis Emerging Markets Value ETF
	Shares	Value
Prince Housing & Development Corp.	83,000	$25,909
Prosperity Dielectrics Co. Ltd.	19,000	24,686
Quanta Computer, Inc.	93,000	689,233
Quanta Storage, Inc.	55,000	176,712
Quintain Steel Co. Ltd.(1)	66,353	25,622
Radiant Opto-Electronics Corp.	174,000	1,042,966
Radium Life Tech Co. Ltd.(1)	372,000	126,118
Raydium Semiconductor Corp.	4,000	47,195
Realtek Semiconductor Corp.	93,000	1,534,433
Rechi Precision Co. Ltd.	140,000	122,032
Rexon Industrial Corp. Ltd.	41,000	45,992
Rich Development Co. Ltd.	189,520	56,797
Rich Honour International Designs Co. Ltd.	10,000	19,889
Richmond International Travel & Tours Co. Ltd.	7,000	22,052
Rodex Fasteners Corp.	11,000	12,812
Roo Hsing Co. Ltd.(1)	30,000	3,505
Roundtop Machinery Industries Co. Ltd.	43,000	52,379
Run Long Construction Co. Ltd.	46,200	52,239
San Fang Chemical Industry Co. Ltd.	16,000	24,700
Sanyang Motor Co. Ltd.	223,000	467,136
Scientech Corp.	8,000	81,601
SDI Corp.	25,000	70,784
Sea & Land Integrated Corp.	3,400	2,745
Senao Networks, Inc.	3,489	25,497
Shanghai Commercial & Savings Bank Ltd.	91,000	121,304
Sharehope Medicine Co. Ltd.	19,656	17,387
ShenMao Technology, Inc.	28,000	58,102
Shih Her Technologies, Inc.	21,000	83,109
Shih Wei Navigation Co. Ltd.(1)	48,773	32,647
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	3,000	5,164
Shin Kong Financial Holding Co. Ltd.(1)	7,588,148	2,848,768
Shin Zu Shing Co. Ltd.	54,693	455,182
Shinkong Insurance Co. Ltd.	121,000	368,780
Sigurd Microelectronics Corp.	183,000	420,016
Simplo Technology Co. Ltd.	75,000	850,096
Sincere Navigation Corp.	77,000	64,321
Sinmag Equipment Corp.	6,000	27,935
Sino-American Silicon Products, Inc.	24,000	91,191
Sinon Corp.	156,000	227,071
SinoPac Financial Holdings Co. Ltd.	3,161,755	2,176,296
Sinyi Realty, Inc.	1,000	891
Sitronix Technology Corp.	13,000	85,323
Siward Crystal Technology Co. Ltd.	27,000	21,849
Softstar Entertainment, Inc.(1)	2,631	5,026
Soft-World International Corp.	36,000	142,000
Solteam, Inc.	28,399	57,310
Speed Tech Corp.	43,000	66,209
Sports Gear Co. Ltd.	6,000	28,600
Sunonwealth Electric Machine Industry Co. Ltd.	40,000	112,730
Sunrex Technology Corp.	17,000	35,597
Sunspring Metal Corp.(2)	90,000	82,546
Sunty Development Co. Ltd.	43,000	21,673
Supreme Electronics Co. Ltd.	178,487	345,144
Swancor Holding Co. Ltd.	12,000	31,410

Avantis Emerging Markets Value ETF
	Shares	Value
Symtek Automation Asia Co. Ltd.	18,363	$106,456
Syncmold Enterprise Corp.	39,000	121,320
Synnex Technology International Corp.	123,000	261,192
Syscom Computer Engineering Co.	13,000	24,362
T3EX Global Holdings Corp.	19,000	46,516
TA Chen Stainless Pipe(2)	425,000	630,223
TA-I Technology Co. Ltd.	4,000	5,424
Tai Tung Communication Co. Ltd.(1)	5,000	3,480
Taichung Commercial Bank Co. Ltd.	1,605,421	924,489
TaiDoc Technology Corp.	15,000	63,099
Taiflex Scientific Co. Ltd.	34,516	50,982
Taimide Tech, Inc.	2,000	4,589
Tai-Saw Technology Co. Ltd.	19,000	13,611
Taishin Financial Holding Co. Ltd.	3,206,666	1,692,148
TAI-TECH Advanced Electronics Co. Ltd.	28,000	105,514
Taiwan Business Bank	2,619,530	1,242,023
Taiwan Cogeneration Corp.	3,610	4,567
Taiwan Fertilizer Co. Ltd.	70,000	113,501
Taiwan FU Hsing Industrial Co. Ltd.	54,000	85,598
Taiwan Hon Chuan Enterprise Co. Ltd.	147,202	747,909
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	38,933	45,156
Taiwan Line Tek Electronic	22,660	18,719
Taiwan Navigation Co. Ltd.	58,000	57,219
Taiwan Paiho Ltd.	123,000	271,252
Taiwan PCB Techvest Co. Ltd.	40,000	42,638
Taiwan Surface Mounting Technology Corp.	106,000	353,968
Taiwan Takisawa Technology Co. Ltd.	30,000	72,961
Taiwan Union Technology Corp.	62,000	311,576
Tatung Co. Ltd.(1)(2)	546,000	704,863
TBI Motion Technology Co. Ltd.(1)	58,000	101,197
TCC Group Holdings Co. Ltd.	52,000	55,363
Te Chang Construction Co. Ltd.	26,000	51,262
Teco Electric & Machinery Co. Ltd.	385,000	632,612
Test Research, Inc.	42,000	163,860
Thinking Electronic Industrial Co. Ltd.	14,000	69,671
Thye Ming Industrial Co. Ltd.	54,000	113,540
Ton Yi Industrial Corp.	112,000	54,920
Tong Yang Industry Co. Ltd.	157,000	550,513
Tong-Tai Machine & Tool Co. Ltd.	58,000	61,020
Topco Scientific Co. Ltd.	46,866	415,641
Topkey Corp.	39,000	252,462
TPK Holding Co. Ltd.(1)	78,000	92,468
Tripod Technology Corp.	128,000	801,366
Trusval Technology Co. Ltd.	18,000	102,433
Tsang Yow Industrial Co. Ltd.	20,000	17,168
Tsann Kuen Enterprise Co. Ltd.	28,331	25,878
TSEC Corp.(2)	87,000	53,092
TSRC Corp.	82,000	54,451
TTFB Co. Ltd.	3,300	20,852
TTY Biopharm Co. Ltd.	9,000	21,656
Tung Ho Steel Enterprise Corp.	169,000	378,241
Tung Thih Electronic Co. Ltd.	16,500	44,109
TXC Corp.	108,000	335,512
TYC Brother Industrial Co. Ltd.	140,000	268,704

Avantis Emerging Markets Value ETF
	Shares	Value
UDE Corp.	43,000	$132,945
U-Ming Marine Transport Corp.	93,000	207,906
Unic Technology Corp.	37,000	35,756
Unimicron Technology Corp.	105,000	369,945
Union Bank of Taiwan	349,520	166,258
Union Insurance Co. Ltd.(1)	26,000	26,697
Uni-President Enterprises Corp.	1,273,000	3,134,564
Unitech Printed Circuit Board Corp.(1)(2)	203,273	183,315
United Integrated Services Co. Ltd.	42,000	550,947
United Microelectronics Corp.(2)	1,399,000	1,838,384
United Orthopedic Corp.	18,000	51,267
Universal Cement Corp.	101,796	93,282
USI Corp.	102,000	36,924
Utechzone Co. Ltd.	3,000	10,143
Ventec International Group Co. Ltd.	18,000	44,765
Viking Tech Corp.	11,000	13,270
Wah Lee Industrial Corp.	59,000	203,481
Walsin Technology Corp.	21,000	60,388
Walton Advanced Engineering, Inc.	108,000	48,221
Wan Hai Lines Ltd.	62,850	158,620
Wei Chuan Foods Corp.	7,000	3,851
Weikeng Industrial Co. Ltd.	165,000	174,899
Well Shin Technology Co. Ltd.	29,000	54,668
Wholetech System Hitech Ltd.	32,000	98,612
Winbond Electronics Corp.(1)	501,173	281,916
Winstek Semiconductor Co. Ltd.	14,000	45,240
Wisdom Marine Lines Co. Ltd.	96,000	240,772
Wistron Corp.(2)	556,000	1,859,838
Wistron NeWeb Corp.	188,072	834,423
Wonderful Hi-Tech Co. Ltd.	21,000	24,121
Wowprime Corp.	32,790	234,290
WPG Holdings Ltd.	299,000	640,142
WT Microelectronics Co. Ltd.	183,791	609,562
WUS Printed Circuit Co. Ltd.(2)	50,000	72,518
WW Holding, Inc.	12,000	39,127
Xxentria Technology Materials Corp.	16,350	30,290
Yang Ming Marine Transport Corp.(2)	657,000	1,441,504
Yankey Engineering Co. Ltd.	7,822	104,653
YC INOX Co. Ltd.(1)	86,379	72,307
YCC Parts Manufacturing Co. Ltd.	11,000	19,274
Yem Chio Co. Ltd.	80,000	43,189
Yen Sun Technology Corp.	30,000	42,435
Yeong Guan Energy Technology Group Co. Ltd.(1)	10,028	12,390
YFY, Inc.	98,000	88,625
Yieh Phui Enterprise Co. Ltd.	348,380	180,450
Youngtek Electronics Corp.	16,000	30,179
Yuanta Financial Holding Co. Ltd.	1,347,814	1,494,275
Yuanta Futures Co. Ltd.	37,000	100,940
Yulon Finance Corp.	104,916	378,560
Yulon Motor Co. Ltd.	123,208	185,752
Yungshin Construction & Development Co. Ltd.	45,000	207,665
YungShin Global Holding Corp.	30,000	47,146
Zenitron Corp.	62,000	61,589
Zero One Technology Co. Ltd.	31,000	133,578

Avantis Emerging Markets Value ETF
	Shares	Value
Zhen Ding Technology Holding Ltd.(2)	246,000	$864,749
Zippy Technology Corp.	5,000	9,914
Zyxel Group Corp.	70,558	86,220
		125,614,425
Thailand — 1.8%
AAPICO Hitech PCL, NVDR	30,600	12,088
Advanced Info Service PCL, NVDR	204,100	1,650,273
AEON Thana Sinsap Thailand PCL, NVDR	20,700	65,967
Asia Plus Group Holdings PCL, NVDR	235,500	15,445
Bangchak Corp. PCL, NVDR	308,400	348,645
Bangchak Sriracha PCL, NVDR	109,800	17,535
Bangkok Chain Hospital PCL, NVDR	324,800	154,160
Banpu PCL, NVDR	153,200	18,592
BCPG PCL, NVDR	112,500	18,637
BEC World PCL, NVDR	156,900	17,673
BG Container Glass PCL, NVDR	16,200	2,871
Buriram Sugar PCL, NVDR	111,700	14,908
Cal-Comp Electronics Thailand PCL, NVDR	1,657,100	286,796
Central Pattana PCL, NVDR	257,800	372,508
Central Plaza Hotel PCL, NVDR	122,700	113,276
Central Retail Corp. PCL, NVDR	229,300	225,109
Charoen Pokphand Foods PCL, NVDR	464,000	331,697
Chularat Hospital PCL, NVDR	471,600	29,832
Com7 PCL, NVDR	250,400	161,174
Dynasty Ceramic PCL, NVDR	546,100	19,673
Ekachai Medical Care PCL, NVDR	176,004	31,214
Erawan Group PCL, NVDR	848,200	76,178
G J Steel PCL, NVDR(1)	1,926,300	7,373
GFPT PCL, NVDR	119,500	28,545
Gunkul Engineering PCL, NVDR	82,300	4,103
Home Product Center PCL, NVDR	846,400	209,851
Ichitan Group PCL, NVDR	114,900	42,067
Indorama Ventures PCL, NVDR	196,300	110,316
Interlink Communication PCL, NVDR	14,000	2,319
Italian-Thai Development PCL, NVDR(1)	1,023,300	8,992
Jaymart Group Holdings PCL, NVDR	800	222
Karmarts PCL, NVDR	6,534	1,708
Kasikornbank PCL, NVDR	24,800	110,176
KCE Electronics PCL, NVDR	246,300	132,875
KGI Securities Thailand PCL, NVDR	246,300	30,744
Krung Thai Bank PCL, NVDR	613,300	404,364
Krungthai Card PCL, NVDR	183,900	267,268
Lanna Resources PCL, NVDR	300	145
Major Cineplex Group PCL, NVDR	146,400	49,777
MC Group PCL, NVDR	60,900	18,017
Mega Lifesciences PCL, NVDR	99,000	94,437
Minor International PCL, NVDR	603,700	514,178
MK Restaurants Group PCL, NVDR	51,500	29,119
Muangthai Capital PCL, NVDR	180,600	249,324
Ngern Tid Lor PCL, NVDR	173,004	87,886
Northeast Rubber PCL, NVDR	177,800	25,835
Origin Property PCL, NVDR	1,600	139
Plan B Media PCL, NVDR	254,400	49,200
Polyplex Thailand PCL, NVDR	14,600	4,281

Avantis Emerging Markets Value ETF
	Shares	Value
Precious Shipping PCL, NVDR	3,600	$671
Premier Marketing PCL, NVDR	13,900	3,932
Prima Marine PCL, NVDR	300,600	66,497
Pruksa Holding PCL, NVDR	158,600	22,281
PTG Energy PCL, NVDR	230,200	48,641
PTT Exploration & Production PCL, NVDR	194,600	621,906
PTT Global Chemical PCL, NVDR(1)	596,700	278,592
PTT Oil & Retail Business PCL, NVDR	109,500	35,327
PTT PCL, NVDR	1,255,600	1,158,290
Regional Container Lines PCL, NVDR	123,600	88,254
Sabina PCL, NVDR	38,100	21,317
Samart Corp. PCL, NVDR(1)	133,300	25,971
SC Asset Corp. PCL, NVDR	43,600	3,247
SCGJWD Logistics PCL, NVDR	300	59
Siam Global House PCL, NVDR	130,754	30,316
Somboon Advance Technology PCL, NVDR	37,400	13,363
SPCG PCL, NVDR	48,600	11,514
Sri Trang Agro-Industry PCL, NVDR	1,400	649
Srisawad Corp. PCL, NVDR	120,520	122,112
Srithai Superware PCL, NVDR	354,100	11,073
Srivichai Vejvivat PCL, NVDR	12,700	2,550
Star Petroleum Refining PCL, NVDR	40,600	6,439
Super Energy Corp. PCL, NVDR(1)	2,013,000	10,606
Susco PCL, NVDR	201,200	15,932
SVI PCL, NVDR	27,300	5,496
Thai Oil PCL, NVDR	254,400	169,960
Thai Union Group PCL, NVDR	633,300	211,498
Thaifoods Group PCL, NVDR	227,300	25,062
Thonburi Healthcare Group PCL, NVDR	200	64
Thoresen Thai Agencies PCL, NVDR	453,200	59,749
Tipco Asphalt PCL, NVDR	135,400	65,881
Tisco Financial Group PCL, NVDR	27,300	78,495
TPI Polene PCL, NVDR	451,500	11,887
TPI Polene Power PCL, NVDR	126,200	9,963
		9,705,106
Turkey — 1.0%
Akbank TAS	460,835	853,356
Albaraka Turk Katilim Bankasi AS(1)	526,317	97,546
Anadolu Anonim Turk Sigorta Sirketi(1)	18,972	55,805
Dogus Otomotiv Servis ve Ticaret AS(2)	15,183	71,997
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	60,534	42,973
Haci Omer Sabanci Holding AS	188,857	502,854
Is Finansal Kiralama AS(1)	75,356	25,900
Is Yatirim Menkul Degerler AS	2,285	2,581
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	3,872	2,578
KOC Holding AS	94,758	397,451
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	7,444	13,695
NET Holding AS(1)	81,354	97,936
Pegasus Hava Tasimaciligi AS(1)	40,324	264,550
Petkim Petrokimya Holding AS(1)(2)	307,596	137,847
Sekerbank Turk AS	463,830	49,325
Selcuk Ecza Deposu Ticaret ve Sanayi AS	21,384	38,572
TAV Havalimanlari Holding AS(1)	54,407	372,664
Tekfen Holding AS(1)	29,741	57,464

Avantis Emerging Markets Value ETF
	Shares	Value
Turk Hava Yollari AO(1)	71,407	$605,398
Turkcell Iletisim Hizmetleri AS, ADR	49,243	333,867
Turkiye Halk Bankasi AS(1)	6,497	3,507
Turkiye Is Bankasi AS, C Shares(2)	1,032,494	430,651
Turkiye Petrol Rafinerileri AS(2)	105,324	373,235
Turkiye Sigorta AS	4,024	1,796
Turkiye Sinai Kalkinma Bankasi AS(1)	114,408	38,800
Turkiye Vakiflar Bankasi TAO, D Shares(1)	352,680	251,427
Vakif Finansal Kiralama AS(1)	373,005	19,380
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	138
Vestel Beyaz Esya Sanayi ve Ticaret AS	101,192	38,641
Vestel Elektronik Sanayi ve Ticaret AS(1)	3,084	4,740
Yapi ve Kredi Bankasi AS(2)	474,933	384,534
Zorlu Enerji Elektrik Uretim AS(1)	128,004	13,252
		5,584,460
TOTAL COMMON STOCKS (Cost $516,445,923)		536,668,290
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	8,412	686
Malaysia — 0.0%
PESTECH International Bhd.(1)	1,700	27
Supermax Corp. Bhd.(1)	16,771	933
		960
Thailand — 0.0%
Better World Green PCL, NVDR(1)	3,267	1
Buriram Sugar PCL, NVDR(1)	8,450	54
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	81
Northeast Rubber PCL, NVDR(1)	29,283	353
TEAM Consulting Engineering & Management PCL, NVDR(1)	20	—
Thaifoods Group PCL, NVDR(1)	22,460	324
		813
TOTAL WARRANTS (Cost $—)		2,459
RIGHTS — 0.0%
Thailand — 0.0%
Thoresen Thai Agencies PCL, NVDR(1) (Cost $—)	226,600	66
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	472,934	472,934
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,907,040	4,907,040
TOTAL SHORT-TERM INVESTMENTS (Cost $5,379,974)		5,379,974
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $521,825,897)		542,050,789
OTHER ASSETS AND LIABILITIES — (1.2)%		(6,387,951)
TOTAL NET ASSETS — 100.0%		$535,662,838

Avantis Emerging Markets Value ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	27.6%
Consumer Discretionary	16.0%
Industrials	12.1%
Materials	11.6%
Information Technology	11.1%
Consumer Staples	5.4%
Communication Services	4.8%
Energy	4.7%
Utilities	2.4%
Health Care	2.3%
Real Estate	2.2%
Short-Term Investments	1.0%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,507,352. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $26,528,421, which includes securities collateral of $21,621,381.

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)

Avantis International Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 6.5%
29Metals Ltd.(1)(2)	42,815	$4,415
Accent Group Ltd.	420,991	528,915
Adairs Ltd.	182,492	262,372
Aeris Resources Ltd.(1)(2)	24,747	2,469
AGL Energy Ltd.	471,835	3,073,546
Alkane Resources Ltd.(1)	119,313	46,033
Alliance Aviation Services Ltd.(1)	8,660	14,517
ALS Ltd.	45,451	460,056
Amotiv Ltd.	79,099	491,666
AMP Ltd.	1,442,852	1,223,781
Amplitude Energy Ltd.(1)	652,226	85,309
Ampol Ltd.	175,446	2,900,498
Ansell Ltd.	2,383	51,898
ANZ Group Holdings Ltd.	720,242	13,388,298
APA Group	841,186	3,859,125
ARB Corp. Ltd.(2)	23,480	565,150
Aristocrat Leisure Ltd.	156,865	7,051,370
ARN Media Ltd.	24,887	9,370
ASX Ltd.	60,586	2,535,094
Atlas Arteria Ltd.	77,912	245,659
Aurelia Metals Ltd.(1)	280,731	34,768
Aurizon Holdings Ltd.	1,811,009	3,664,742
Aussie Broadband Ltd.	51,587	126,962
Austal Ltd.(1)	334,631	887,865
Austin Engineering Ltd.	30,917	8,452
Australian Agricultural Co. Ltd.(1)	49,709	46,558
Australian Clinical Labs Ltd.	212,312	409,697
Australian Ethical Investment Ltd.	3,356	12,979
Australian Finance Group Ltd.	53,619	53,786
Baby Bunting Group Ltd.	15,373	17,732
Bank of Queensland Ltd.	567,063	2,368,719
Bapcor Ltd.	75,764	243,842
Beach Energy Ltd.	1,535,791	1,341,151
Bega Cheese Ltd.	149,317	487,906
Bendigo & Adelaide Bank Ltd.	644,799	4,308,030
BHP Group Ltd., ADR(2)	499,948	24,237,479
BlueScope Steel Ltd.	379,992	5,740,907
Brambles Ltd.	672,110	8,768,310
Bravura Solutions Ltd.	172,042	272,786
Breville Group Ltd.	13,289	292,114
Brickworks Ltd.	13,720	222,609
Capricorn Metals Ltd.(1)	208,680	991,916
CAR Group Ltd.	31,523	733,228
Catalyst Metals Ltd.(1)	27,426	70,470
Catapult Group International Ltd.(1)	56,737	130,094
Cedar Woods Properties Ltd.	11,527	40,096
Cettire Ltd.(1)(2)	125,990	84,203
Challenger Ltd.	1,047,210	3,809,568
Champion Iron Ltd.(2)	132,825	448,160
Cleanaway Waste Management Ltd.	262,221	416,300
Coast Entertainment Holdings Ltd.(1)(2)	180,016	52,799

Avantis International Equity ETF
	Shares	Value
Cochlear Ltd.	12,717	$2,053,259
Codan Ltd.	24,744	235,026
Coles Group Ltd.	615,502	7,649,137
Collins Foods Ltd.	34,268	179,321
Commonwealth Bank of Australia	246,403	24,144,089
Computershare Ltd.	168,290	4,316,944
Core Lithium Ltd.(1)(2)	519,170	28,349
Coronado Global Resources, Inc.	308,351	107,685
Credit Corp. Group Ltd.(2)	17,008	162,091
CSL Ltd.	41,797	6,812,596
Deep Yellow Ltd.(1)(2)	200,673	133,120
Deterra Royalties Ltd.	176,157	393,886
Dicker Data Ltd.	29,135	153,016
Domino's Pizza Enterprises Ltd.	7,292	129,136
Elders Ltd.	181,819	801,559
Emeco Holdings Ltd.(1)(2)	118,990	63,544
Emerald Resources NL(1)(2)	163,679	404,220
Endeavour Group Ltd.	1,366,479	3,547,683
Evolution Mining Ltd.	1,474,283	5,648,412
EVT Ltd.	67,453	616,279
FleetPartners Group Ltd.(1)	87,535	136,858
Flight Centre Travel Group Ltd.(2)	63,241	637,582
Fortescue Ltd.	613,657	6,297,173
G8 Education Ltd.	55,313	47,500
Genesis Minerals Ltd.(1)	133,651	268,300
Gold Road Resources Ltd.	631,363	966,874
GrainCorp Ltd., A Shares	261,990	1,130,629
Grange Resources Ltd.	240,025	32,835
GWA Group Ltd.	15,303	22,211
Hansen Technologies Ltd.	55,187	173,772
Harvey Norman Holdings Ltd.	422,549	1,374,381
Helia Group Ltd.	191,410	730,300
Humm Group Ltd.	16,752	6,452
IDP Education Ltd.	45,917	288,806
IGO Ltd.(2)	178,563	443,347
Iluka Resources Ltd.	830,925	2,148,618
Imdex Ltd.	14,697	27,652
Incitec Pivot Ltd.	621,817	1,065,815
Infomedia Ltd.	77,563	65,445
Inghams Group Ltd.	340,039	713,478
Insignia Financial Ltd.	57,772	153,333
Insurance Australia Group Ltd.	366,512	1,809,740
ioneer Ltd.(1)(2)	679,404	61,020
IPH Ltd.	1,925	5,747
James Hardie Industries PLC(1)	181,438	5,753,005
JB Hi-Fi Ltd.	99,819	5,739,562
Johns Lyng Group Ltd.	61,301	97,624
Judo Capital Holdings Ltd.(1)(2)	195,369	248,011
Jumbo Interactive Ltd.	41,213	292,776
Jupiter Mines Ltd.	435,624	43,230
Karoon Energy Ltd.(2)	870,836	835,930
Kogan.com Ltd.(2)	51,367	162,380
Lendlease Corp. Ltd.	204,985	791,038
Leo Lithium Ltd.	415,008	2,575

Avantis International Equity ETF
	Shares	Value
Lifestyle Communities Ltd.	1,187	$5,931
Lindsay Australia Ltd.	65,141	25,079
Lovisa Holdings Ltd.	40,178	732,631
Lynas Rare Earths Ltd.(1)(2)	100,235	421,828
Maas Group Holdings Ltd.(2)	100,393	238,250
Macmahon Holdings Ltd.	38,005	6,890
Macquarie Group Ltd.	43,958	6,241,763
Mader Group Ltd.(2)	10,465	40,298
Magellan Financial Group Ltd.	102,053	515,846
Mayne Pharma Group Ltd.(1)	33,160	148,917
McMillan Shakespeare Ltd.	45,113	450,052
Medibank Pvt Ltd.	1,741,627	4,723,392
Metals X Ltd.(1)	535,132	169,650
Metcash Ltd.	2,008,283	3,929,447
Mineral Resources Ltd.	95,464	1,353,205
Monadelphous Group Ltd.	49,967	503,561
Mount Gibson Iron Ltd.(1)	191,102	35,603
Myer Holdings Ltd.(2)	992,084	466,899
MyState Ltd.	528	1,348
National Australia Bank Ltd.	636,725	14,042,815
Netwealth Group Ltd.	16,845	318,409
Neuren Pharmaceuticals Ltd.(1)	31,339	259,408
New Hope Corp. Ltd.	823,860	2,060,527
NEXTDC Ltd.(1)	67,086	561,689
nib holdings Ltd.	212,389	883,247
Nick Scali Ltd.	75,348	787,289
Nickel Industries Ltd.	164,137	73,875
Nine Entertainment Co. Holdings Ltd.	410,893	418,288
Northern Star Resources Ltd.	614,310	6,636,254
NRW Holdings Ltd.	486,137	990,913
Nufarm Ltd.	201,724	477,566
Nuix Ltd.(1)	36,586	84,495
OFX Group Ltd.(1)(2)	51,542	38,534
Omni Bridgeway Ltd.(1)(2)	49,909	41,345
oOh!media Ltd.	132,045	123,008
Opthea Ltd.(1)	200,476	120,116
Ora Banda Mining Ltd.(1)(2)	177,720	103,262
Orica Ltd.	406,048	4,165,609
Origin Energy Ltd.	661,464	4,506,745
Orora Ltd.	294,768	387,979
Pacific Current Group Ltd.	6,132	45,671
Paladin Energy Ltd.(1)	20,325	85,978
Pantoro Ltd.(1)	583,511	51,153
Peet Ltd.	34,647	32,403
Perenti Ltd.	409,400	327,033
Perpetual Ltd.	25,791	318,752
Perseus Mining Ltd.	965,873	1,785,155
PEXA Group Ltd.(1)	3,527	27,145
Pilbara Minerals Ltd.(1)(2)	567,712	677,284
Platinum Asset Management Ltd.	224,982	80,706
Premier Investments Ltd.	47,246	671,071
Pro Medicus Ltd.	19,933	3,177,703
PWR Holdings Ltd.(2)	17,807	84,694
Qantas Airways Ltd.(1)	157,765	937,593

Avantis International Equity ETF
	Shares	Value
QBE Insurance Group Ltd.	625,726	$8,401,096
Qube Holdings Ltd.	276,225	689,240
Ramelius Resources Ltd.	847,266	1,404,693
Ramsay Health Care Ltd.	17,388	373,196
REA Group Ltd.	7,028	1,050,435
Reece Ltd.	30,870	333,602
Regis Healthcare Ltd.	11,890	49,054
Regis Resources Ltd.(1)	2,284,153	4,610,338
Reliance Worldwide Corp. Ltd.	234,205	719,498
Resolute Mining Ltd.(1)	1,265,913	290,334
Ridley Corp. Ltd.	166,820	272,984
Rio Tinto Ltd.	84,835	5,979,070
Sandfire Resources Ltd.(1)	690,463	4,576,437
Santos Ltd.	1,737,018	7,094,510
SEEK Ltd.	25,629	385,265
Select Harvests Ltd.(1)	42,868	121,739
Servcorp Ltd.	9,050	30,527
Service Stream Ltd.	43,309	47,719
Seven West Media Ltd.(1)	326,689	35,476
SGH Ltd.	91,048	2,940,068
Silex Systems Ltd.(1)(2)	24,452	63,402
Sims Ltd.	59,907	542,563
SiteMinder Ltd.(1)	63,659	197,928
SmartGroup Corp. Ltd.	30,726	160,993
Sonic Healthcare Ltd.	91,649	1,569,928
South32 Ltd.	2,216,446	4,885,477
Southern Cross Electrical Engineering Ltd.	82,561	92,549
Southern Cross Media Group Ltd.	67,219	29,220
SRG Global Ltd.	255,175	208,257
St Barbara Ltd.(1)(2)	782,408	105,295
Star Entertainment Group Ltd.(1)	1,693,937	117,306
Steadfast Group Ltd.	25,669	89,896
Suncorp Group Ltd.	388,619	4,882,730
Super Retail Group Ltd.	295,671	2,641,728
Syrah Resources Ltd.(1)(2)	97,373	13,105
Technology One Ltd.	215,126	3,972,102
Telix Pharmaceuticals Ltd.(1)	16,754	298,104
Telstra Group Ltd.	1,516,358	3,916,161
Temple & Webster Group Ltd.(1)	17,541	188,555
Terracom Ltd.(2)	303,171	22,815
Transurban Group	439,779	3,608,019
Treasury Wine Estates Ltd.	316,883	2,156,580
Tyro Payments Ltd.(1)	30,511	16,763
Universal Store Holdings Ltd.	49,693	268,938
Vault Minerals Ltd.(1)	3,972,481	1,018,484
Ventia Services Group Pty. Ltd.	210,299	553,047
Viva Energy Group Ltd.	448,907	483,432
Vulcan Energy Resources Ltd.(1)	43,091	100,440
Washington H Soul Pattinson & Co. Ltd.(2)	146,891	3,123,762
WEB Travel Group Ltd.(1)	90,217	281,652
Webjet Group Ltd.(1)(2)	356,938	156,965
Wesfarmers Ltd.	303,386	14,070,129
West African Resources Ltd.(1)	1,708,467	1,871,312
Westgold Resources Ltd.	214,951	339,088

Avantis International Equity ETF
	Shares	Value
Westgold Resources Ltd. (Toronto)	131,374	$201,590
Westpac Banking Corp.	833,017	16,550,345
Whitehaven Coal Ltd.	956,549	3,349,230
WiseTech Global Ltd.	13,707	772,441
Woodside Energy Group Ltd.	134,924	2,112,768
Woodside Energy Group Ltd., ADR	59,682	916,119
Woolworths Group Ltd.	400,005	7,481,957
Worley Ltd.	45,822	434,547
Xero Ltd.(1)	11,263	1,208,067
Yancoal Australia Ltd.(2)	133,285	503,896
Zip Co. Ltd.(1)	832,521	1,296,403
		378,950,793
Austria — 0.3%
ANDRITZ AG	6,002	354,681
AT&S Austria Technologie & Systemtechnik AG(1)	11,900	159,193
BAWAG Group AG(1)	13,002	1,314,317
CA Immobilien Anlagen AG	371	9,001
DO & Co. AG(1)	4,502	1,014,173
Erste Group Bank AG	78,646	5,282,664
EVN AG(1)	15,451	375,923
FACC AG(1)	162	1,190
Immofinanz AG(1)	10,076	170,974
Lenzing AG(1)	32	863
Oesterreichische Post AG	11,793	395,177
OMV AG	29,928	1,323,098
Porr AG	10,398	251,053
Raiffeisen Bank International AG	39,492	1,063,290
Semperit AG Holding	3,502	50,965
Telekom Austria AG	23,245	205,387
UNIQA Insurance Group AG	56,186	513,702
Verbund AG	44,083	3,325,229
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,986	262,547
voestalpine AG	31,780	734,010
Wienerberger AG	9,946	327,791
		17,135,228
Belgium — 0.9%
Ackermans & van Haaren NV	18,906	3,848,162
Ageas SA	96,187	5,266,291
AGFA-Gevaert NV(1)(2)	9,590	8,291
Anheuser-Busch InBev SA, ADR	116,813	6,990,090
Argenx SE, ADR(1)	5,157	3,221,423
Barco NV	7,554	87,947
Bekaert SA	23,556	848,395
bpost SA	58,448	92,233
Cie d'Entreprises CFE	1,442	10,599
Colruyt Group NV	20,623	793,868
Deceuninck NV	10,650	24,627
Deme Group NV	3,132	436,153
D'ieteren Group	11,516	1,912,316
Elia Group SA	6,647	438,110
EVS Broadcast Equipment SA	94	3,568
Fagron	43,983	846,167
Galapagos NV, ADR(1)(2)	20,499	534,614
Gimv NV	7,938	308,235

Avantis International Equity ETF
	Shares	Value
Greenyard NV	1,670	$8,782
Immobel SA	61	1,194
KBC Ancora	21,472	1,242,483
KBC Group NV	79,117	6,862,061
Kinepolis Group NV(2)	6,191	218,563
Lotus Bakeries NV	193	1,748,746
Melexis NV	5,971	354,842
Nyxoah SA(1)	4,526	44,714
Proximus SADP	103,180	641,914
Recticel SA(2)	1,985	22,160
Solvay SA	86,608	2,824,942
Syensqo SA	43,042	3,154,885
Tessenderlo Group SA(2)	6,810	151,943
UCB SA	48,089	9,086,864
Umicore SA	131,715	1,192,577
VGP NV(2)	4,053	338,831
		53,566,590
Canada — 10.7%
5N Plus, Inc.(1)	16,500	75,272
ADENTRA, Inc.	7,800	180,666
Advantage Energy Ltd.(1)	150,041	1,046,424
Aecon Group, Inc.	56,001	872,481
Africa Oil Corp.	120,000	159,253
Ag Growth International, Inc.	4,704	116,986
AGF Management Ltd., Class B	19,400	159,706
Agnico Eagle Mines Ltd.	193,715	18,661,178
Aimia, Inc.(1)	5,405	9,340
Air Canada(1)	21,398	247,739
Alamos Gold, Inc., Class A	152,720	3,489,838
Alaris Equity Partners Income	1,756	23,608
Algoma Steel Group, Inc.	28,900	211,744
Algonquin Power & Utilities Corp.	206,333	985,492
Alimentation Couche-Tard, Inc.	163,121	8,110,104
AltaGas Ltd.	46,250	1,133,273
Amerigo Resources Ltd.	28,300	35,406
Andlauer Healthcare Group, Inc.	4,117	114,767
ARC Resources Ltd.	407,532	7,526,701
Aris Mining Corp.(1)	36,558	135,189
Aritzia, Inc.(1)	67,092	3,090,382
Atco Ltd., Class I	30,906	1,005,740
Athabasca Oil Corp.(1)	947,545	3,117,549
AtkinsRealis Group, Inc.	16,600	835,077
Atrium Mortgage Investment Corp.	4,535	33,572
AutoCanada, Inc.(1)	6,900	83,129
B2Gold Corp.	1,739,066	4,651,934
Badger Infrastructure Solutions Ltd.	18,612	499,150
Ballard Power Systems, Inc.(1)(2)	38,300	46,328
Bank of Montreal	159,825	16,433,777
Bank of Nova Scotia	246,512	12,237,423
Barrick Gold Corp.	450,635	7,992,600
Bausch Health Cos., Inc.(1)(2)	23,716	176,220
Baytex Energy Corp.	565,640	1,282,391
BCE, Inc.	35,015	808,848
Birchcliff Energy Ltd.	948,037	3,630,292

Avantis International Equity ETF
	Shares	Value
Bird Construction, Inc.	48,169	$734,812
Bitfarms Ltd.(1)(2)	63,400	75,374
Bombardier, Inc., Class B(1)	11,863	685,910
Bonterra Energy Corp.(1)(2)	4,200	10,596
Boralex, Inc., A Shares	65,576	1,344,835
Boston Pizza Royalties Income Fund	2,700	32,286
Boyd Group Services, Inc.	7,200	1,205,350
Brookfield Asset Management Ltd., Class A	45,741	2,584,639
Brookfield Business Corp., Class A	1,000	27,406
Brookfield Corp.	54,298	3,142,097
Brookfield Infrastructure Corp., Class A	27,656	1,107,346
Brookfield Infrastructure Corp. (Toronto), Class A	24,896	997,217
Brookfield Renewable Corp.	45,924	1,279,873
Brookfield Renewable Corp. (New York)	41,336	1,151,208
Brookfield Wealth Solutions Ltd.(1)	3,000	173,852
BRP, Inc.	16,061	636,889
CAE, Inc.(1)	76,443	1,855,133
Calibre Mining Corp.(1)	545,255	1,074,116
Cameco Corp.	38,646	1,701,573
Canacol Energy Ltd.(1)(2)	2,500	6,636
Canada Goose Holdings, Inc.(1)(2)	24,800	253,528
Canadian Imperial Bank of Commerce	220,648	13,370,804
Canadian National Railway Co.	134,383	13,624,537
Canadian Natural Resources Ltd.	626,397	17,686,758
Canadian Pacific Kansas City Ltd.	100,661	7,840,669
Canadian Tire Corp. Ltd., Class A	20,378	2,010,404
Canadian Utilities Ltd., A Shares	70,837	1,705,866
Canfor Corp.(1)	26,975	285,832
Capital Power Corp.	147,110	5,159,400
Capstone Copper Corp.(1)	261,165	1,442,342
Cardinal Energy Ltd.	52,098	231,187
Cargojet, Inc.	6,524	441,923
Cascades, Inc.	13,743	106,581
CCL Industries, Inc., Class B	9,516	488,248
Celestica, Inc. (Toronto)(1)	162,265	17,327,334
Cenovus Energy, Inc.	509,932	7,052,870
Centerra Gold, Inc.	673,024	3,856,484
CES Energy Solutions Corp.	134,684	744,753
CGI, Inc.	21,239	2,201,633
Chorus Aviation, Inc.(1)	5,392	75,359
CI Financial Corp.	30,310	657,424
Cogeco Communications, Inc.	14,300	650,085
Colliers International Group, Inc.	6,900	887,092
Computer Modelling Group Ltd.	22,500	126,128
Constellation Software, Inc.	1,886	6,501,072
Definity Financial Corp.	17,947	773,331
Descartes Systems Group, Inc.(1)	13,200	1,471,320
Dollarama, Inc.	94,205	9,821,282
Dorel Industries, Inc., Class B(1)	8,000	22,782
DREAM Unlimited Corp., Class A	6,522	96,968
Dundee Precious Metals, Inc.	100,732	1,180,864
Eldorado Gold Corp.(1)	180,018	2,477,386
Element Fleet Management Corp.	353,005	7,061,320
Emera, Inc.	126,966	5,077,762

Avantis International Equity ETF
	Shares	Value
Empire Co. Ltd., Class A	90,369	$2,812,729
Enbridge, Inc.	203,835	8,708,513
Enerflex Ltd.	47,046	374,287
Enghouse Systems Ltd.(2)	10,135	178,076
Ensign Energy Services, Inc.(1)	42,500	81,078
EQB, Inc.	15,000	1,048,211
Equinox Gold Corp.(1)	196,547	1,259,368
Evertz Technologies Ltd.	1,636	13,253
Exchange Income Corp.	12,100	421,357
Extendicare, Inc.	64,850	556,273
Fairfax Financial Holdings Ltd.	3,712	5,336,839
Fiera Capital Corp.	10,053	44,958
Finning International, Inc.	66,569	1,964,746
Firm Capital Mortgage Investment Corp.	7,935	65,816
First Majestic Silver Corp.	75,800	406,048
First National Financial Corp.	6,686	187,767
First Quantum Minerals Ltd.(1)	385,280	4,780,215
FirstService Corp. (Toronto)	2,900	511,266
Fortis, Inc.	89,418	3,920,980
Fortuna Mining Corp.(1)	348,868	1,507,119
Franco-Nevada Corp.	6,292	898,124
Freehold Royalties Ltd.	77,790	677,487
Frontera Energy Corp.	22,192	109,522
Galiano Gold, Inc.(1)(2)	30,535	35,247
George Weston Ltd.	13,412	2,145,364
GFL Environmental, Inc.	9,377	423,431
Gibson Energy, Inc.	84,160	1,250,693
Gildan Activewear, Inc.	132,854	7,176,458
goeasy Ltd.	10,835	1,232,423
GoGold Resources, Inc.(1)	64,100	67,345
Great-West Lifeco, Inc.	85,919	3,191,489
Hammond Power Solutions, Inc.	2,300	135,941
Headwater Exploration, Inc.	158,418	696,415
High Liner Foods, Inc.	5,446	63,014
Hudbay Minerals, Inc.	241,043	1,711,085
Hydro One Ltd.	101,301	3,244,713
i-80 Gold Corp.(1)(2)	400	307
iA Financial Corp., Inc.	74,005	6,941,917
IAMGOLD Corp.(1)	482,843	2,659,933
IGM Financial, Inc.	16,243	511,850
Imperial Oil Ltd.	43,466	2,947,005
Innergex Renewable Energy, Inc.	141,500	1,330,154
InPlay Oil Corp.	9,700	10,795
Intact Financial Corp.	12,242	2,412,015
Interfor Corp.(1)	317,067	3,756,370
International Petroleum Corp.(1)	44,388	624,055
Ivanhoe Mines Ltd., Class A(1)	17,544	166,497
K92 Mining, Inc.(1)	40,250	267,081
K-Bro Linen, Inc.	300	7,025
Kelt Exploration Ltd.(1)	104,060	450,261
Keyera Corp.	173,541	5,089,576
Kinross Gold Corp.	903,882	9,683,892
Kiwetinohk Energy Corp.(1)	1,700	19,506
Knight Therapeutics, Inc.(1)	20,346	77,207

Avantis International Equity ETF
	Shares	Value
Labrador Iron Ore Royalty Corp.	12,624	$261,162
Lassonde Industries, Inc., Class A	300	39,363
Laurentian Bank of Canada	31,504	583,153
Leon's Furniture Ltd.	8,200	139,373
Linamar Corp.	18,964	684,762
Lithium Argentina AG(1)(2)	18,200	39,627
Loblaw Cos. Ltd.	36,194	4,739,056
Logan Energy Corp.(1)(2)	56	25
Lotus Creek Exploration, Inc.(1)	2,879	2,826
Lumine Group, Inc.(1)	5,658	144,232
Lundin Gold, Inc.	26,708	735,843
Lundin Mining Corp.	386,315	3,094,792
Magna International, Inc.	201,094	7,323,755
Major Drilling Group International, Inc.(1)	6,258	35,556
Manulife Financial Corp.	616,303	19,195,171
Martinrea International, Inc.	53,740	296,420
MCAN Mortgage Corp.	4,620	59,908
MDA Space Ltd.(1)	54,832	879,662
MEG Energy Corp.	260,912	4,061,336
Methanex Corp.	28,780	1,266,380
Metro, Inc.	102,454	6,778,570
MTY Food Group, Inc.	411	12,642
Mullen Group Ltd.	122,182	1,111,398
National Bank of Canada	172,007	14,315,786
Neo Performance Materials, Inc.	1,300	7,189
New Gold, Inc.(1)	857,476	2,329,276
North American Construction Group Ltd.	11,135	195,647
North West Co., Inc.	40,240	1,295,301
Northland Power, Inc.	167,279	2,297,449
Novagold Resources, Inc.(1)	37,504	112,512
Nutrien Ltd.	152,235	7,978,198
NuVista Energy Ltd.(1)	137,504	1,126,264
Obsidian Energy Ltd.(1)	51,250	280,206
OceanaGold Corp.	624,945	1,676,023
Onex Corp.	17,483	1,291,452
Open Text Corp.	60,980	1,574,711
Orla Mining Ltd.(1)	17,100	119,732
Pan American Silver Corp.	412,206	9,815,446
Paramount Resources Ltd., A Shares	19,631	224,025
Parex Resources, Inc.	224,195	2,185,001
Parkland Corp.	58,413	1,438,169
Pason Systems, Inc.	35,435	301,507
Pembina Pipeline Corp.	135,617	5,271,885
Pet Valu Holdings Ltd.(2)	18,400	299,258
PetroTal Corp.	1,000	477
Peyto Exploration & Development Corp.	268,596	2,955,623
PHX Energy Services Corp.	3,700	23,145
Pine Cliff Energy Ltd.	77,100	42,633
Pizza Pizza Royalty Corp.	10,200	93,557
Polaris Renewable Energy, Inc.	5,700	47,633
Power Corp. of Canada	83,550	2,835,531
Precision Drilling Corp.(1)	9,289	460,678
Premium Brands Holdings Corp.	21,900	1,176,477
Propel Holdings, Inc.	5,800	116,421

Avantis International Equity ETF
	Shares	Value
Quebecor, Inc., Class B	56,074	$1,280,972
Quipt Home Medical Corp.(1)	2,400	6,271
RB Global, Inc.	42,230	4,319,471
Real Matters, Inc.(1)	22,688	90,642
Restaurant Brands International, Inc.	48,287	3,150,045
Richelieu Hardware Ltd.	24,728	626,426
Rogers Communications, Inc., Class B	73,027	2,028,149
Rogers Sugar, Inc.	30,575	115,601
Royal Bank of Canada	185,988	21,980,458
Russel Metals, Inc.	44,781	1,269,994
Sandstorm Gold Ltd.(2)	146,304	895,976
Saputo, Inc.	65,683	1,157,256
Secure Waste Infrastructure Corp.	225,397	2,241,896
Shopify, Inc., Class A(1)	83,082	9,305,414
Sienna Senior Living, Inc.	38,200	412,695
Silvercorp Metals, Inc.	92,937	328,901
Softchoice Corp.	5,200	87,916
South Bow Corp.(2)	85,691	2,280,355
Spartan Delta Corp.(1)(2)	53,028	119,123
Spin Master Corp., VTG Shares	2,200	41,681
SSR Mining, Inc.(1)	131,183	1,308,430
Stantec, Inc.	23,084	1,966,707
STEP Energy Services Ltd.(1)(2)	400	1,286
StorageVault Canada, Inc.	20,100	56,129
Sun Life Financial, Inc.	158,116	8,793,512
Suncor Energy, Inc.	468,078	17,911,041
SunOpta, Inc.(1)	64,620	402,437
Superior Plus Corp.	15,600	73,754
Surge Energy, Inc.	36,800	136,593
Tamarack Valley Energy Ltd.	350,030	1,033,094
Taseko Mines Ltd.(1)	140,284	294,773
TC Energy Corp.	242,818	10,867,438
Teck Resources Ltd., Class B	227,985	9,174,554
TELUS Corp.	142,703	2,208,481
TELUS Corp.	16,115	249,397
TFI International, Inc.	19,853	1,800,390
Thomson Reuters Corp.	10,054	1,797,315
Timbercreek Financial Corp.	28,046	129,883
TMX Group Ltd.	32,682	1,161,349
Topaz Energy Corp.	39,510	675,364
Torex Gold Resources, Inc.(1)	58,183	1,270,434
Toromont Industries Ltd.	32,121	2,696,898
Toronto-Dominion Bank	253,470	15,179,292
Total Energy Services, Inc.	4,100	28,623
Tourmaline Oil Corp.	155,259	7,163,323
TransAlta Corp.	253,765	2,627,544
Transcontinental, Inc., Class A	20,427	244,969
Trican Well Service Ltd.	155,419	487,715
Triple Flag Precious Metals Corp.	13,300	217,415
Veren, Inc.	564,866	3,084,459
Vermilion Energy, Inc.	164,296	1,395,678
Wajax Corp.	5,600	77,647
Wesdome Gold Mines Ltd.(1)	63,808	640,837
West Fraser Timber Co. Ltd.	79,906	6,349,400

Avantis International Equity ETF
	Shares	Value
Western Forest Products, Inc.(1)	69,042	$21,475
Westshore Terminals Investment Corp.	19,710	334,052
Wheaton Precious Metals Corp.	28,508	1,968,318
Whitecap Resources, Inc.	603,543	4,100,797
WildBrain Ltd.(1)	200	261
Winpak Ltd.	5,100	143,262
WSP Global, Inc.	8,560	1,526,748
		620,663,691
Denmark — 2.4%
ALK-Abello AS(1)	34,938	747,979
Alm Brand AS	1,955,454	4,397,487
Ambu AS, Class B	44,895	825,674
AP Moller - Maersk AS, A Shares	983	1,706,288
AP Moller - Maersk AS, B Shares	1,392	2,448,970
Bang & Olufsen AS(1)	17,969	35,386
Bavarian Nordic AS(1)	35,247	821,197
Carlsberg AS, B Shares	6,237	781,188
cBrain AS	3,843	74,083
Chemometec AS	7,909	641,234
Coloplast AS, B Shares	11,781	1,254,621
D/S Norden AS	88,461	2,332,104
Danske Andelskassers Bank AS	9,479	18,970
Danske Bank AS	242,941	8,170,886
Demant AS(1)	12,205	439,356
Dfds AS	26,463	378,328
DSV AS	21,348	4,290,767
Genmab AS, ADR(1)	149,720	3,395,650
GN Store Nord AS(1)	6,127	108,797
H Lundbeck AS	69,075	384,809
H Lundbeck AS, A Shares	11,760	52,480
H&H International AS, B Shares(1)	3,883	53,980
ISS AS	10,996	247,246
Jyske Bank AS	45,099	3,647,929
Nilfisk Holding AS(1)	5,872	76,389
NKT AS(1)	61,312	4,188,661
Novo Nordisk AS, ADR	724,130	65,642,385
Novonesis (Novozymes) B, B Shares	106,039	6,418,658
NTG Nordic Transport Group AS(1)	363	12,593
Orsted AS(1)	89,108	3,907,268
Pandora AS	46,027	8,128,338
Per Aarsleff Holding AS	15,285	977,614
Ringkjoebing Landbobank AS	10,147	1,705,002
Rockwool AS, B Shares	1,886	745,426
Royal Unibrew AS	11,312	862,959
Schouw & Co. AS	3,339	271,212
Solar AS, B Shares	3,400	129,674
Spar Nord Bank AS	50,881	1,484,548
Sparekassen Sjaelland-Fyn AS	2,040	84,279
Svitzer Group AS(1)	9,726	286,180
Sydbank AS	28,573	1,762,011
TORM PLC, Class A(2)	39,777	710,697
Trifork Group AG	60	671
Tryg AS	46,368	1,013,849
Vestas Wind Systems AS(1)	319,551	4,500,461

Avantis International Equity ETF
	Shares	Value
Zealand Pharma AS(1)	15,411	$1,429,855
		141,594,139
Finland — 0.9%
Aktia Bank OYJ	8,317	89,275
Alandsbanken Abp, B Shares	152	6,160
Anora Group OYJ(2)	14,250	52,687
Atria OYJ	267	3,177
CapMan OYJ, B Shares	3,716	7,469
Cargotec OYJ, B Shares	18,126	873,145
Citycon OYJ	28,803	92,679
Elisa OYJ	43,010	1,980,699
Finnair OYJ(1)(2)	1,767	6,451
Fortum OYJ	85,803	1,344,890
Huhtamaki OYJ	67,059	2,492,511
Kalmar OYJ, B Shares(1)	14,920	536,506
Kemira OYJ(2)	56,612	1,248,185
Kesko OYJ, B Shares	227,396	4,310,636
Kojamo OYJ(1)	79,702	764,340
Kone OYJ, B Shares	73,230	4,133,478
Konecranes OYJ	17,952	1,282,844
Mandatum OYJ	69,335	392,513
Marimekko OYJ	12,693	175,730
Metsa Board OYJ, Class B(2)	68,781	279,653
Metso OYJ(2)	130,036	1,442,858
Neste OYJ(2)	96,337	863,335
Nokia OYJ, ADR	1,101,584	5,287,603
Nokian Renkaat OYJ(2)	110,341	718,551
Nordea Bank Abp(2)	515,628	6,779,938
Oma Saastopankki OYJ	1,110	10,721
Orion OYJ, Class B	80,167	4,511,866
Outokumpu OYJ	276,591	1,025,927
Puuilo OYJ	46,611	481,070
QT Group OYJ(1)	6,098	525,713
Revenio Group OYJ	1,004	26,798
Sampo OYJ, A Shares	439,590	3,859,895
Sanoma OYJ	5,288	46,657
Stora Enso OYJ, R Shares	340,057	3,654,856
Taaleri PLC	2,859	22,963
Talenom OYJ(2)	1,730	5,763
TietoEVRY OYJ(2)	759	14,247
Tokmanni Group Corp.	31,759	454,829
UPM-Kymmene OYJ	59,664	1,733,546
Valmet OYJ	18,248	513,021
Wartsila OYJ Abp	108,629	2,067,245
YIT OYJ(1)	63,740	151,561
		54,271,991
France — 9.3%
ABC arbitrage	4,354	23,511
Accor SA	102,415	5,129,308
Aeroports de Paris SA	15,048	1,542,296
Air France-KLM(1)(2)	18,751	171,255
Air Liquide SA	92,933	17,053,254
Airbus SE	108,167	18,743,526
AKWEL SADIR	1,186	8,787

Avantis International Equity ETF
	Shares	Value
Alstom SA(1)(2)	159,905	$3,510,235
Alten SA	22,783	2,094,230
Amundi SA	11,388	818,152
Aperam SA	24,876	756,487
ArcelorMittal SA, NY Shares(2)	267,314	7,415,290
Arkema SA	47,751	3,930,808
AXA SA	482,390	18,860,658
Ayvens SA(2)	45,594	382,944
Beneteau SACA	28,202	297,561
BioMerieux	40,417	4,833,022
BNP Paribas SA	268,908	20,378,460
Bollore SE	219,873	1,331,830
Bonduelle SCA	2,380	17,007
Bouygues SA	132,012	4,520,887
Bureau Veritas SA	125,226	3,765,976
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	218	4,842
Caisse Regionale de Credit Agricole Mutuel Nord de France	123	2,177
Capgemini SE	21,489	3,336,932
Carrefour SA(2)	316,057	4,197,185
Catana Group	3,830	20,018
Cellectis SA, ADR(1)	48	62
Cie de Saint-Gobain SA	291,421	29,163,289
Cie des Alpes	19,886	336,644
Cie Generale des Etablissements Michelin SCA	493,481	17,539,056
Claranova SE(1)	434	827
Clariane SE(1)(2)	214,148	823,845
Coface SA	70,008	1,198,978
Credit Agricole SA	392,941	6,551,404
Danone SA	101,003	7,208,257
Dassault Aviation SA	20,914	5,357,516
Dassault Systemes SE	85,240	3,380,154
Derichebourg SA	88,524	500,126
Edenred SE	21,347	679,467
Eiffage SA	65,396	6,568,991
Elis SA	73,659	1,502,049
Engie SA	664,255	11,883,041
Eramet SA(2)	3,466	188,678
EssilorLuxottica SA	31,321	9,378,370
Esso SA Francaise	1,670	200,099
Etablissements Maurel et Prom SA	64,153	392,275
Eurazeo SE	15,495	1,227,302
Euroapi SA(1)(2)	70,483	189,326
Eurofins Scientific SE	19,081	958,634
Euronext NV	7,723	975,688
Eutelsat Communications SACA(1)(2)	78,404	98,103
Figeac Aero(1)	98	814
Fnac Darty SA	4,627	143,954
Fountaine Pajot SA	5	529
Gaztransport Et Technigaz SA	38,559	5,897,847
Getlink SE	207,381	3,439,595
Groupe LDLC	10	89
Groupe SFPI	119	240
Guerbet	463	12,731
Hermes International SCA	5,710	16,298,798

Avantis International Equity ETF
	Shares	Value
ID Logistics Group SACA(1)	1,262	$541,942
Imerys SA	13,603	441,859
Innate Pharma SA(1)	818	1,794
Interparfums SA(2)	6,686	310,237
Ipsen SA	39,146	4,540,235
IPSOS SA	9,202	459,813
Jacquet Metals SACA(2)	5,254	97,343
JCDecaux SE(1)	31,987	485,287
Kaufman & Broad SA	12,103	410,858
Kering SA	23,277	6,521,905
La Francaise De L'energie SACA(1)(2)	1,816	38,662
La Francaise des Jeux SACA	110,612	4,225,815
Legrand SA	54,464	6,004,719
LISI SA	4,064	112,136
L'Oreal SA	26,429	9,717,027
Louis Hachette Group(1)	364,312	537,968
Lumibird(1)	68	609
LVMH Moet Hennessy Louis Vuitton SE	44,664	32,272,383
Maisons du Monde SA	12,989	47,356
Manitou BF SA	1,848	43,673
Mersen SA	11,773	256,561
Metropole Television SA	21,196	284,315
MGI Digital Graphic Technology(1)	119	1,947
Nacon SA(1)	629	365
Neoen SA(2)	32,455	1,340,604
Nexans SA	26,182	2,729,645
Nexity SA(1)(2)	35,933	396,808
Opmobility	41,306	444,296
Orange SA	757,645	9,079,000
OVH Groupe SAS(1)	11,414	86,380
Pernod Ricard SA	30,743	3,298,678
Pluxee NV	23,789	535,007
Publicis Groupe SA	24,184	2,401,682
Pullup Entertainment(1)	503	9,479
Remy Cointreau SA	1,950	103,946
Renault SA	147,618	7,670,746
ReWorld Media SA(1)	5,154	6,893
Rexel SA	126,949	3,449,666
Rubis SCA	45,328	1,253,113
Safran SA	125,587	32,883,110
Sanofi SA, ADR	324,315	17,665,438
Sartorius Stedim Biotech	1,461	304,122
Schneider Electric SE	38,786	9,529,117
SCOR SE	93,773	2,536,677
SEB SA	15,363	1,357,010
Seche Environnement SACA	855	75,493
SES SA(2)	688,794	3,010,879
SMCP SA(1)(2)	27,933	104,961
Societe BIC SA	13,508	828,942
Societe Generale SA	375,687	15,389,019
Sodexo SA	12,195	936,986
SOITEC(1)	13,343	808,352
Solutions 30 SE(1)(2)	62,589	89,574
Sopra Steria Group	1,778	282,638

Avantis International Equity ETF
	Shares	Value
SPIE SA	6,057	$215,769
STMicroelectronics NV, NY Shares	447,993	11,060,947
Technip Energies NV	18,807	589,805
Teleperformance SE	15,282	1,471,394
Television Francaise 1 SA	24,560	204,675
Thales SA	34,376	6,921,985
TotalEnergies SE, ADR	565,778	34,076,809
Trigano SA	6,003	834,996
Ubisoft Entertainment SA(1)(2)	197,556	2,502,352
Valeo SE	205,210	2,157,302
Vallourec SACA(1)(2)	237,410	4,646,267
Veolia Environnement SA	167,029	5,005,338
Verallia SA	119,124	3,334,770
Vicat SACA	12,162	578,401
Vinci SA	235,679	27,114,340
Virbac SACA	92	29,097
Viridien(1)	1,825	127,697
Vivendi SE	364,312	1,103,159
Voltalia SA(1)(2)	32,391	278,684
Wavestone(2)	774	39,315
X-Fab Silicon Foundries SE(1)(2)	45,763	219,474
		543,719,062
Germany — 8.0%
1&1 AG	9,810	132,423
7C Solarparken AG	20,776	41,589
Adesso SE	1,714	148,676
adidas AG	53,580	13,695,614
Allianz SE	48,334	16,552,967
AlzChem Group AG	2,061	167,384
Amadeus Fire AG	1,221	97,054
Aroundtown SA(1)	167,530	480,151
Atoss Software SE	4,450	542,281
Aumann AG	862	9,230
Aurubis AG(1)	16,556	1,438,506
Baader Bank AG(1)	1,933	8,409
BASF SE	292,260	14,901,857
Basler AG(1)	9	76
Bayer AG	195,889	4,629,138
Bayerische Motoren Werke AG	97,498	8,476,069
Bayerische Motoren Werke AG, Preference Shares	13,174	1,077,153
BayWa AG(1)(2)	3,311	27,671
Bechtle AG	43,378	1,483,010
Befesa SA	2,024	47,712
Beiersdorf AG	28,933	3,970,868
Bertrandt AG	365	9,757
Bijou Brigitte AG	1,658	61,545
Bitcoin Group SE	2,485	97,852
Borussia Dortmund GmbH & Co. KGaA	57,339	190,869
Brenntag SE	66,861	4,421,176
CANCOM SE	7,343	192,004
Carl Zeiss Meditec AG, Bearer Shares	6,621	413,072
Ceconomy AG(1)	88,692	285,412
Cewe Stiftung & Co. KGaA	2,876	290,979
Commerzbank AG	529,528	11,382,450

Avantis International Equity ETF
	Shares	Value
Continental AG	73,452	$5,269,689
Covestro AG(1)	117,416	7,227,745
CTS Eventim AG & Co. KGaA	36,921	4,053,992
Daimler Truck Holding AG	296,050	12,998,428
Datagroup SE	779	32,766
Delivery Hero SE(1)	11,958	341,860
Dermapharm Holding SE	4,566	183,380
Deutsche Bank AG	786,424	16,900,252
Deutsche Beteiligungs AG(1)	3,029	77,207
Deutsche Boerse AG	38,719	10,098,787
Deutsche Lufthansa AG	577,978	4,139,302
Deutsche Pfandbriefbank AG(1)	66,758	381,831
Deutsche Post AG	245,384	9,594,049
Deutsche Rohstoff AG	5,544	217,473
Deutsche Telekom AG	953,153	34,396,689
Deutz AG	90,580	491,082
Dr. Ing hc F Porsche AG, Preference Shares	8,243	484,432
Draegerwerk AG & Co. KGaA	567	26,537
Draegerwerk AG & Co. KGaA, Preference Shares	3,168	179,368
Duerr AG	41,220	1,083,099
E.ON SE	484,285	6,176,852
Eckert & Ziegler SE	12,809	768,242
Einhell Germany AG, Preference Shares	350	23,594
Elmos Semiconductor SE	4,235	299,969
ElringKlinger AG	10,673	47,152
Energiekontor AG	4,495	201,331
Envitec Biogas AG	182	5,676
Evonik Industries AG	206,497	4,103,460
Fielmann Group AG	12,935	554,527
flatexDEGIRO AG	53,330	1,049,585
Fraport AG Frankfurt Airport Services Worldwide(1)	2,442	140,539
Fresenius Medical Care AG, ADR	19,158	463,815
Fresenius SE & Co. KGaA(1)	134,152	5,363,528
Friedrich Vorwerk Group SE	8,508	290,944
FUCHS SE, Preference Shares	51,624	2,516,753
GEA Group AG	98,604	5,719,745
Gerresheimer AG	42,388	3,572,714
Grand City Properties SA(1)	18,749	212,608
Grenke AG	10,327	186,579
Hannover Rueck SE	20,040	5,329,006
Heidelberg Materials AG	79,263	11,919,565
Heidelberger Druckmaschinen AG(1)	183,663	204,506
HelloFresh SE(1)(2)	297,636	3,650,932
Henkel AG & Co. KGaA	15,846	1,209,703
Henkel AG & Co. KGaA, Preference Shares	39,425	3,401,253
Hensoldt AG	11,409	621,457
HOCHTIEF AG	2,939	459,488
Hornbach Holding AG & Co. KGaA	5,148	424,385
HUGO BOSS AG	82,177	3,756,000
Indus Holding AG	4,598	112,907
Infineon Technologies AG	308,673	11,449,631
Instone Real Estate Group SE	11,568	103,301
JOST Werke SE	7,779	387,352
Jungheinrich AG, Preference Shares	34,759	1,054,340

Avantis International Equity ETF
	Shares	Value
K&S AG	295,377	$4,074,482
KION Group AG	50,300	2,031,565
Kloeckner & Co. SE	6,430	44,300
Knaus Tabbert AG	1,297	18,997
Knorr-Bremse AG	55,731	4,834,168
Koenig & Bauer AG(1)(2)	1,990	32,635
Krones AG	15,180	2,068,318
KSB SE & Co. KGaA	17	12,661
KSB SE & Co. KGaA, Preference Shares	67	47,030
KWS Saat SE & Co. KGaA	1,413	82,276
Lang & Schwarz AG	1,878	44,809
Lanxess AG	99,000	2,950,168
LEG Immobilien SE	35,169	2,919,879
LPKF Laser & Electronics SE(1)	2,340	21,018
Medios AG(1)	12,794	162,451
Mercedes-Benz Group AG	186,362	11,590,017
Merck KGaA	16,129	2,290,390
METRO AG(1)	35,995	200,305
MLP SE	3,876	27,701
MPH Health Care AG	17	414
MTU Aero Engines AG	42,287	14,734,396
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	28,005	15,871,755
Mutares SE & Co. KGaA	12,629	350,166
Nabaltec AG	285	4,282
Nagarro SE(1)	2,914	250,414
Nemetschek SE	22,936	2,689,320
Norma Group SE	25,329	404,163
Patrizia SE	12,191	96,372
Pentixapharm Holding AG(1)(2)	12,374	53,405
Pfeiffer Vacuum Technology AG	456	73,538
Porsche Automobil Holding SE, Preference Shares	79,823	3,106,879
ProSiebenSat.1 Media SE	72,964	445,497
Puma SE	35,770	1,070,342
Qiagen NV(1)	30,289	1,163,098
Rational AG	1,923	1,735,300
Rheinmetall AG	25,969	27,426,231
RTL Group SA	349	11,558
RWE AG	196,995	6,192,071
SAF-Holland SE	47,107	847,800
Salzgitter AG	14,139	287,455
SAP SE, ADR	87,372	24,027,300
Sartorius AG, Preference Shares	1,767	442,798
Schaeffler AG(1)	82,162	410,965
Scout24 SE	42,860	4,192,218
Secunet Security Networks AG	95	13,028
SGL Carbon SE(1)	20,941	89,151
Siemens AG	79,484	18,235,822
Siemens Energy AG(1)	41,796	2,403,543
Siemens Healthineers AG	23,876	1,334,553
Siltronic AG	11,230	532,780
Sixt SE	13,153	1,166,967
Sixt SE, Preference Shares	8,473	526,205
SMA Solar Technology AG	8,772	131,582
Steico SE(1)	2,075	48,941

Avantis International Equity ETF
	Shares	Value
STO SE & Co. KGaA, Preference Shares	1,014	$131,230
STRATEC SE	521	14,988
Stroeer SE & Co. KGaA	14,561	802,397
Suedzucker AG(2)	23,894	268,730
Symrise AG	27,211	2,737,931
TAG Immobilien AG(1)	124,531	1,826,276
Talanx AG	38,688	3,520,981
TeamViewer SE(1)	60,465	751,032
Technotrans SE	158	2,783
thyssenkrupp AG	230,442	1,815,780
United Internet AG	28,926	526,164
Verbio SE(2)	3,656	33,727
Villeroy & Boch AG, Preference Shares	411	6,438
Volkswagen AG	3,179	352,613
Volkswagen AG, Preference Shares	39,946	4,306,304
Vonovia SE	249,194	7,718,300
Vossloh AG	3,595	181,118
Wacker Chemie AG	2,956	211,340
Wacker Neuson SE	17,074	306,080
Washtec AG	1,313	54,957
Wuestenrot & Wuerttembergische AG	3,712	48,784
Zalando SE(1)	273,400	9,847,514
		468,521,307
Hong Kong — 1.7%
AIA Group Ltd.	1,916,864	14,718,418
ASMPT Ltd.	240,600	1,892,004
Bank of East Asia Ltd.	773,495	1,139,811
BOC Hong Kong Holdings Ltd.	1,913,000	6,743,340
Bright Smart Securities & Commodities Group Ltd.	368,000	127,255
Budweiser Brewing Co. APAC Ltd.	64,100	68,738
Cafe de Coral Holdings Ltd.	256,000	237,355
Chow Sang Sang Holdings International Ltd.	98,000	82,808
CITIC Telecom International Holdings Ltd.	227,000	69,587
CK Asset Holdings Ltd.	737,186	3,210,509
CK Hutchison Holdings Ltd.	792,000	3,960,422
CK Infrastructure Holdings Ltd.	265,500	1,824,050
CK Life Sciences International Holdings, Inc.(1)	60,000	3,880
CLP Holdings Ltd.	831,000	6,884,924
C-Mer Medical Holdings Ltd.(1)	98,000	22,105
Comba Telecom Systems Holdings Ltd.(1)	472,000	90,767
Cowell e Holdings, Inc.(1)(2)	167,000	645,072
Dah Sing Banking Group Ltd.	41,200	46,640
Dah Sing Financial Holdings Ltd.	28,400	110,541
DFI Retail Group Holdings Ltd.	32,200	71,201
Dickson Concepts International Ltd.	15,500	9,760
EC Healthcare	50,000	4,515
E-Commodities Holdings Ltd.	722,000	92,061
ESR Group Ltd.	141,459	221,429
First Pacific Co. Ltd.	320,000	187,389
Fosun Tourism Group(1)	58,400	57,285
FSE Lifestyle Services Ltd.	3,000	2,183
Futu Holdings Ltd., ADR	8,074	881,600
Galaxy Entertainment Group Ltd.	78,000	320,803
Giordano International Ltd.	444,000	84,032

Avantis International Equity ETF
	Shares	Value
Green Future Food Hydrocolloid Marine Science Co. Ltd.(1)	52,000	$4,606
Guotai Junan International Holdings Ltd.	520,000	74,420
Hang Lung Group Ltd.	185,000	256,852
Hang Lung Properties Ltd.	685,597	575,331
Hang Seng Bank Ltd.	64,300	903,059
Henderson Land Development Co. Ltd.	335,000	917,158
HK Electric Investments & HK Electric Investments Ltd.	250,000	173,733
HKBN Ltd.(2)	226,000	146,794
HKT Trust & HKT Ltd.	498,000	638,693
Hong Kong & China Gas Co. Ltd.	3,259,990	2,604,433
Hong Kong Exchanges & Clearing Ltd.	105,788	4,768,709
Hong Kong Technology Venture Co. Ltd.(1)	101,869	16,524
Hongkong & Shanghai Hotels Ltd.	7,500	5,697
Hongkong Land Holdings Ltd.	816,700	3,696,803
Hysan Development Co. Ltd.	569,000	980,519
IGG, Inc.	522,000	269,545
Jardine Matheson Holdings Ltd.	92,100	3,681,661
JBM Healthcare Ltd.	1,000	239
Johnson Electric Holdings Ltd.	249,889	469,423
JS Global Lifestyle Co. Ltd.(1)	762,000	162,624
K Wah International Holdings Ltd.	171,000	40,072
Karrie International Holdings Ltd.	84,000	9,396
Kerry Properties Ltd.	293,500	605,070
Kwoon Chung Bus Holdings Ltd.	4,000	854
Luk Fook Holdings International Ltd.	79,000	152,853
Man Wah Holdings Ltd.	854,000	509,996
Melco Resorts & Entertainment Ltd., ADR(1)	17,833	99,151
MGM China Holdings Ltd.	74,800	103,737
Modern Dental Group Ltd.	42,000	20,813
MTR Corp. Ltd.	288,286	944,192
Multifield International Holdings Ltd.	6,400	669
New World Development Co. Ltd.(2)	2,826,750	1,754,786
Oriental Watch Holdings	150,000	68,737
Pacific Basin Shipping Ltd.	6,216,000	1,256,681
Pacific Textiles Holdings Ltd.	206,000	39,313
Paliburg Holdings Ltd.(1)	4,000	272
PAX Global Technology Ltd.	82,000	51,260
PC Partner Group Ltd.	120,000	122,405
PCCW Ltd.	666,357	385,710
Perfect Medical Health Management Ltd.	90,000	24,917
Power Assets Holdings Ltd.	315,000	2,135,529
Quam Plus International Financial Ltd.(1)	20,000	501
Sa Sa International Holdings Ltd.	206,000	16,958
Sands China Ltd.(1)	145,200	332,854
SAS Dragon Holdings Ltd.	4,000	2,155
Shangri-La Asia Ltd.	172,000	97,362
Shun Tak Holdings Ltd.(1)	586,000	45,277
Singamas Container Holdings Ltd.	614,000	54,637
Sino Land Co. Ltd.	2,040,647	2,043,546
SITC International Holdings Co. Ltd.	803,000	1,935,622
SJM Holdings Ltd.(1)(2)	27,000	8,422
SmarTone Telecommunications Holdings Ltd.	39,000	21,470
Stella International Holdings Ltd.	218,500	485,247
Sun Hung Kai & Co. Ltd.	14,000	5,104

Avantis International Equity ETF
	Shares	Value
Sun Hung Kai Properties Ltd.	225,500	$2,122,295
SUNeVision Holdings Ltd.(2)	87,000	98,725
Swire Pacific Ltd., Class A	452,000	3,759,484
Swire Properties Ltd.	184,600	366,246
Symphony Holdings Ltd.	10,000	1,028
Tam Jai International Co. Ltd.	98,000	18,554
Techtronic Industries Co. Ltd.	204,500	2,861,917
Ten Pao Group Holdings Ltd.	36,000	8,292
Theme International Holdings Ltd.(2)	780,000	37,267
Time Interconnect Technology Ltd.(2)	120,000	73,992
United Energy Group Ltd.	2,374,000	108,924
United Laboratories International Holdings Ltd.	720,000	1,219,649
Upbest Group Ltd.	6,000	534
Value Partners Group Ltd.(1)	204,000	43,079
Vitasoy International Holdings Ltd.	292,000	353,113
VTech Holdings Ltd.	72,300	499,869
WH Group Ltd.	7,904,978	6,458,956
Wharf Holdings Ltd.	63,000	146,597
Wharf Real Estate Investment Co. Ltd.	263,000	685,290
Wynn Macau Ltd.	107,600	74,548
Xinyi Glass Holdings Ltd.(2)	586,041	560,394
Yue Yuen Industrial Holdings Ltd.	402,500	825,466
		97,857,094
Ireland — 0.4%
AIB Group PLC	883,851	6,208,699
Bank of Ireland Group PLC	540,141	6,380,673
Cairn Homes PLC	220,159	496,173
Dalata Hotel Group PLC	156,012	787,526
FBD Holdings PLC	1,492	20,788
Glanbia PLC	211,108	2,427,069
ICON PLC(1)	2,143	407,213
Kerry Group PLC, A Shares	18,068	1,899,872
Kingspan Group PLC	30,111	2,475,930
Origin Enterprises PLC	43,634	134,839
Permanent TSB Group Holdings PLC(1)	426	675
Uniphar PLC	43,134	119,927
		21,359,384
Israel — 1.2%
Adgar Investment & Development Ltd.(1)	1,776	2,620
AFI Properties Ltd.(1)	610	29,294
Airport City Ltd.(1)	21,848	359,102
Alony Hetz Properties & Investments Ltd.	41,560	398,757
Altshuler Shaham Finance Ltd.	10,670	17,536
Amot Investments Ltd.	44,571	241,357
Ashdod Refinery Ltd.(1)	2,339	43,150
Ashtrom Group Ltd.(1)	7,062	115,856
Azrieli Group Ltd.	5,218	398,336
Bank Hapoalim BM	460,340	6,281,877
Bank Leumi Le-Israel BM	524,878	6,960,110
Bezeq The Israeli Telecommunication Corp. Ltd.	465,974	771,903
Big Shopping Centers Ltd.(1)	2,317	351,358
Blue Square Real Estate Ltd.	749	70,008
Caesarstone Ltd.(1)	830	3,146
Camtek Ltd.	5,110	390,006

Avantis International Equity ETF
	Shares	Value
Carasso Motors Ltd.	1,112	$10,460
Cellcom Israel Ltd.(1)	34,665	237,508
Check Point Software Technologies Ltd.(1)	20,918	4,607,399
Clal Insurance Enterprises Holdings Ltd.	113,672	3,148,059
CyberArk Software Ltd.(1)	2,153	783,369
Danel Adir Yeoshua Ltd.	2,216	256,013
Delek Automotive Systems Ltd.(1)	14,245	127,172
Delek Group Ltd.	4,173	697,395
Delta Galil Ltd.	1,972	110,341
Elbit Systems Ltd.	3,260	991,651
Electra Ltd.	213	113,768
Energix-Renewable Energies Ltd.	39,842	127,447
Equital Ltd.(1)	2,203	92,821
Fattal Holdings 1998 Ltd.(1)	2,274	303,558
FIBI Holdings Ltd.	5,109	292,690
First International Bank Of Israel Ltd.	10,464	558,827
Formula Systems 1985 Ltd.	800	74,782
Fox Wizel Ltd.	2,489	224,922
G City Ltd.	7,325	25,345
Gav-Yam Lands Corp. Ltd.	1	11
Gilat Satellite Networks Ltd.(1)	9,536	69,051
Global-e Online Ltd.(1)	7,135	304,094
Harel Insurance Investments & Financial Services Ltd.	20,663	344,211
Hilan Ltd.	2,203	139,983
ICL Group Ltd.	139,140	843,308
IDI Insurance Co. Ltd.	759	35,598
Ilex Medical Ltd.	122	2,335
Inrom Construction Industries Ltd.	17,244	81,388
Isracard Ltd.	92,332	446,367
Israel Corp. Ltd.	899	268,195
Israel Discount Bank Ltd., A Shares	785,916	6,073,607
Isras Investment Co. Ltd.	474	114,201
Ituran Location & Control Ltd.	4,712	197,339
Kamada Ltd.(1)	543	3,782
Kenon Holdings Ltd.	1,670	53,293
M Yochananof & Sons Ltd.	445	30,482
Malam - Team Ltd.(1)	127	3,398
Matrix IT Ltd.	5,627	142,340
Mediterranean Towers Ltd.	3,661	11,462
Melisron Ltd.	7,402	654,271
Menora Mivtachim Holdings Ltd.	5,830	276,475
Migdal Insurance & Financial Holdings Ltd.	97,000	199,673
Mivne Real Estate KD Ltd.	128,682	384,240
Mivtach Shamir Holdings Ltd.	563	37,098
Mizrahi Tefahot Bank Ltd.	31,714	1,487,729
Monday.com Ltd.(1)	913	270,951
Nano Dimension Ltd., ADR(1)	75,754	161,356
Naphtha Israel Petroleum Corp. Ltd.	1,311	9,037
Nawi Group Ltd.	1,423	18,298
Nice Ltd., ADR(1)	3,914	544,751
Norstar Holdings, Inc.(1)	2,561	7,907
Nova Ltd.(1)	5,262	1,265,834
Oddity Tech Ltd., Class A(1)	10,830	515,725
Oil Refineries Ltd.	1,246,383	364,409

Avantis International Equity ETF
	Shares	Value
One Software Technologies Ltd.	10,160	$201,204
Partner Communications Co. Ltd.(1)	55,507	414,296
Paz Retail & Energy Ltd.	10,113	1,500,164
Perion Network Ltd.(1)	6,720	56,197
Phoenix Financial Ltd.	24,999	449,428
Prashkovsky Investments & Construction Ltd.	73	1,989
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,022	152,013
Retailors Ltd.	2,297	56,552
Sapiens International Corp. NV	28	772
Scope Metals Group Ltd.(1)	2,859	126,536
Shikun & Binui Ltd.(1)	114,198	376,190
Shufersal Ltd.	760,665	7,850,299
Strauss Group Ltd.	3,660	81,708
Summit Real Estate Holdings Ltd.	5,018	82,604
Tadiran Group Ltd.	356	25,966
Tamar Petroleum Ltd.	4,690	42,415
Tel Aviv Stock Exchange Ltd.	16,996	225,854
Teva Pharmaceutical Industries Ltd., ADR(1)	203,287	3,346,104
Tower Semiconductor Ltd.(1)	59,257	2,499,508
Victory Supermarket Chain Ltd.	131	1,815
Wix.com Ltd.(1)	3,295	661,274
ZIM Integrated Shipping Services Ltd.	241,011	4,873,242
ZUR Shamir Holdings Ltd.	917	2,300
		67,608,572
Italy — 2.7%
A2A SpA	1,871,593	4,259,970
ACEA SpA	10,837	198,123
Amplifon SpA	11,893	302,390
Arnoldo Mondadori Editore SpA	34,065	74,995
Ascopiave SpA(2)	8,765	26,665
Azimut Holding SpA	145,826	3,967,740
Banca Generali SpA	20,653	1,075,777
Banca IFIS SpA	10,558	238,835
Banca Mediolanum SpA	28,932	409,836
Banca Monte dei Paschi di Siena SpA	170,272	1,237,452
Banca Popolare di Sondrio SpA	360,291	4,082,056
Banco BPM SpA	914,435	9,159,417
Banco di Desio e della Brianza SpA	1,492	12,310
BFF Bank SpA	101,236	848,693
BPER Banca SpA	1,072,089	8,189,085
Brembo NV	19,714	197,083
Brunello Cucinelli SpA	39,778	5,178,496
Buzzi SpA	8,576	386,971
Cairo Communication SpA	18,080	52,626
Cementir Holding NV	4,280	57,878
CIR SpA-Compagnie Industriali(1)	60,641	37,933
Credito Emiliano SpA	26,996	350,119
d'Amico International Shipping SA	52,877	203,643
Danieli & C Officine Meccaniche SpA(2)	6,174	192,782
Danieli & C Officine Meccaniche SpA, Preference Shares	19,516	466,901
Davide Campari-Milano NV(2)	4,788	28,584
De' Longhi SpA	9,694	341,564
DiaSorin SpA(2)	963	101,846
Digital Bros SpA(1)(2)	201	2,985

Avantis International Equity ETF
	Shares	Value
Digital Value SpA(2)	772	$14,759
Enav SpA	36,812	128,857
Enel SpA	968,783	7,094,423
Eni SpA, ADR(2)	273,830	7,932,855
ERG SpA	1,836	34,857
Ferrari NV	18,191	8,554,388
Fila SpA	1,437	14,925
Fincantieri SpA(1)	20,787	204,065
FinecoBank Banca Fineco SpA	277,889	5,202,974
Generali	182,875	6,037,113
Geox SpA(1)(2)	2,210	969
Hera SpA	307,694	1,196,187
Infrastrutture Wireless Italiane SpA	3,592	35,974
Interpump Group SpA	1,856	70,380
Intesa Sanpaolo SpA	2,688,935	13,250,903
Iren SpA	302,833	662,901
Italgas SpA	586,471	3,756,532
Iveco Group NV	269,742	4,255,349
Leonardo SpA	206,474	8,327,404
Maire SpA	92,068	892,222
Mediobanca Banca di Credito Finanziario SpA	95,939	1,710,180
MFE-MediaForEurope NV, Class A	100,942	341,178
MFE-MediaForEurope NV, Class B(2)	20,448	94,614
Moncler SpA	18,216	1,252,400
Nexi SpA(1)(2)	13,406	70,308
OVS SpA	142,984	538,334
Pharmanutra SpA	255	14,503
Piaggio & C SpA	70,264	156,366
Poste Italiane SpA	247,234	3,990,523
Prysmian SpA	45,152	2,686,192
RAI Way SpA	31,867	185,362
Recordati Industria Chimica e Farmaceutica SpA	11,214	633,575
Saipem SpA(1)	1,536,258	3,539,622
Sanlorenzo SpA(2)	2,938	99,027
Sesa SpA(2)	2,126	160,473
Snam SpA	448,908	2,163,659
Sogefi SpA(2)	8,446	17,662
Stellantis NV	423,806	5,454,304
Tamburi Investment Partners SpA(2)	9,359	80,537
Technogym SpA	32,522	389,417
Telecom Italia SpA(1)(2)	743,208	209,320
Tenaris SA, ADR	13,614	515,290
Terna - Rete Elettrica Nazionale	477,783	3,993,915
UniCredit SpA	359,880	18,984,110
Unipol Assicurazioni SpA	54,051	807,345
Webuild SpA	302,257	1,000,607
Wiit SpA(2)	3,107	56,252
		158,495,867
Japan — 20.9%
77 Bank Ltd.	34,200	1,024,520
A&D HOLON Holdings Co. Ltd.	12,900	172,712
ABC-Mart, Inc.	2,100	40,301
Acom Co. Ltd.	24,300	63,111
Adastria Co. Ltd.	19,200	371,579

Avantis International Equity ETF
	Shares	Value
ADEKA Corp.	29,000	$537,617
Advantest Corp.	184,900	10,361,228
Aeon Co. Ltd.	92,500	2,269,435
Aeon Delight Co. Ltd.	15,200	474,867
Aeon Fantasy Co. Ltd.	3,800	70,486
AEON Financial Service Co. Ltd.	32,300	261,144
Aeon Hokkaido Corp.	9,800	54,503
Aeon Mall Co. Ltd.	42,300	571,885
AFC-HD AMS Life Science Co. Ltd.	800	4,444
AGC, Inc.	203,800	6,115,147
Ahresty Corp.(2)	11,400	48,949
Ai Holdings Corp.	300	3,873
Aica Kogyo Co. Ltd.	20,900	455,520
Aichi Financial Group, Inc.	5,661	103,113
Aichi Steel Corp.	4,300	204,430
Aida Engineering Ltd.	500	2,796
Aiful Corp.	129,000	297,925
Ain Holdings, Inc.	17,300	515,201
Air Water, Inc.	34,100	423,685
Aisan Industry Co. Ltd.	24,100	318,796
Aisin Corp.	118,600	1,405,536
AIT Corp.	2,700	28,477
Ajinomoto Co., Inc.(2)	138,400	5,544,154
Akatsuki, Inc.	4,600	96,340
Akebono Brake Industry Co. Ltd.(1)	22,500	17,016
Alconix Corp.	8,600	86,095
Alfresa Holdings Corp.	125,400	1,669,054
Alpen Co. Ltd.	6,200	92,896
Alps Alpine Co. Ltd.	98,800	1,020,083
Altech Corp.	6,300	104,863
Amada Co. Ltd.	49,500	473,677
Amano Corp.	27,500	709,648
Amvis Holdings, Inc.	6,400	27,881
ANA Holdings, Inc.	19,700	373,801
Anycolor, Inc.	19,200	364,417
AOKI Holdings, Inc.	18,900	155,765
Aoyama Trading Co. Ltd.	27,200	385,103
Aoyama Zaisan Networks Co. Ltd.	10,300	139,769
Aozora Bank Ltd.	14,800	221,530
Arakawa Chemical Industries Ltd.	2,700	20,591
Arata Corp.	145,800	3,063,363
Araya Industrial Co. Ltd.	700	22,397
ARCLANDS Corp.	28,402	306,671
Arcs Co. Ltd.	18,000	333,952
Arealink Co. Ltd.	5,800	80,831
Argo Graphics, Inc.	10,000	336,849
Arisawa Manufacturing Co. Ltd.	9,000	84,424
Artience Co. Ltd.	17,100	345,748
Asahi Co. Ltd.	200	1,916
Asahi Diamond Industrial Co. Ltd.	28,100	154,638
Asahi Group Holdings Ltd.	141,400	1,753,844
Asahi Intecc Co. Ltd.(2)	2,500	40,873
Asahi Kasei Corp.	642,400	4,366,733
Asahi Yukizai Corp.	16,500	426,335

Avantis International Equity ETF
	Shares	Value
Asanuma Corp.	15,500	$70,280
Asia Pile Holdings Corp.	9,800	58,478
Asics Corp.	247,900	5,551,176
ASKA Pharmaceutical Holdings Co. Ltd.	5,100	69,042
ASKUL Corp.	13,500	142,677
Astellas Pharma, Inc.	373,100	3,629,204
Astena Holdings Co. Ltd.	4,500	13,167
Aucnet, Inc.	3,500	57,011
Autobacs Seven Co. Ltd.	37,000	361,387
Avant Group Corp.	4,100	50,667
Avex, Inc.	6,600	54,679
Awa Bank Ltd.	8,400	162,176
Axial Retailing, Inc.	27,000	175,798
Azbil Corp.	10,000	76,659
AZ-COM MARUWA Holdings, Inc.	25,100	200,750
Bandai Namco Holdings, Inc.	186,100	6,211,859
Bando Chemical Industries Ltd.	10,700	122,794
Bank of Iwate Ltd.	3,000	59,993
Bank of Nagoya Ltd.	5,900	283,824
Bank of Saga Ltd.	200	2,971
Bank of the Ryukyus Ltd.	12,700	95,652
BayCurrent, Inc.	12,900	548,403
Beenos, Inc.	13,000	345,423
Belc Co. Ltd.	6,300	277,196
Bell System24 Holdings, Inc.	15,800	134,489
Belluna Co. Ltd.	13,900	85,228
Bic Camera, Inc.	76,000	810,614
BIPROGY, Inc.	17,700	508,144
B-Lot Co. Ltd.	5,500	42,392
BML, Inc.	12,800	236,453
Bourbon Corp.	200	3,307
Bridgestone Corp.	174,000	6,782,090
Brother Industries Ltd.	64,100	1,237,979
Bunka Shutter Co. Ltd.	29,800	369,005
Business Brain Showa-Ota, Inc.	200	3,328
C Uyemura & Co. Ltd.	2,600	178,246
Calbee, Inc.	32,300	612,302
Canon Electronics, Inc.	6,800	113,033
Canon Marketing Japan, Inc.	4,700	159,413
Capcom Co. Ltd.	67,300	1,669,989
Cawachi Ltd.	2,200	39,061
Celsys, Inc.	17,400	142,095
Central Automotive Products Ltd.	2,500	81,354
Central Glass Co. Ltd.(2)	18,600	404,974
Central Japan Railway Co.	71,200	1,401,202
Central Security Patrols Co. Ltd.	1,000	18,569
Central Sports Co. Ltd.	100	1,622
Charm Care Corp. KK	14,800	120,787
Chiba Bank Ltd.	74,000	671,674
Chiba Kogyo Bank Ltd.(2)	35,100	334,447
Chikaranomoto Holdings Co. Ltd.(2)	6,800	62,951
Chiyoda Co. Ltd.	3,400	24,697
Chofu Seisakusho Co. Ltd.	1,200	14,924
Chubu Electric Power Co., Inc.	123,100	1,300,894

Avantis International Equity ETF
	Shares	Value
Chubu Steel Plate Co. Ltd.(2)	8,500	$123,740
Chudenko Corp.	5,700	119,101
Chugai Pharmaceutical Co. Ltd.	111,400	5,595,840
Chugin Financial Group, Inc.	75,300	803,397
Chugoku Electric Power Co., Inc.(2)	12,800	73,083
Chugoku Marine Paints Ltd.(2)	20,100	282,879
Citizen Watch Co. Ltd.	120,300	717,608
CMK Corp.	10,700	33,076
Coca-Cola Bottlers Japan Holdings, Inc.	68,500	1,122,939
Colowide Co. Ltd.(2)	16,800	189,441
COMSYS Holdings Corp.	10,500	222,404
Comture Corp.	18,600	226,398
Concordia Financial Group Ltd.	305,400	1,788,153
Cosmo Energy Holdings Co. Ltd.	33,700	1,490,412
Cosmos Pharmaceutical Corp.	3,200	149,390
Cover Corp.(1)(2)	9,900	173,501
Create Restaurants Holdings, Inc.	25,800	214,067
Create SD Holdings Co. Ltd.	16,600	310,292
Credit Saison Co. Ltd.	192,700	4,551,023
Creek & River Co. Ltd.	2,300	25,635
CTI Engineering Co. Ltd.	10,700	167,290
Curves Holdings Co. Ltd.	20,700	89,767
CyberAgent, Inc.	310,600	2,322,333
Cybozu, Inc.	10,000	195,247
Dai Nippon Printing Co. Ltd.	37,800	550,159
Dai Nippon Toryo Co. Ltd.	4,100	33,339
Daicel Corp.	84,300	730,904
Daido Metal Co. Ltd.	4,400	14,710
Daido Steel Co. Ltd.	46,800	381,453
Daiei Kankyo Co. Ltd.	6,900	124,123
Daifuku Co. Ltd.	50,000	1,310,002
Daiho Corp.	300	7,301
Daiichi Jitsugyo Co. Ltd.	2,100	33,677
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	468
Dai-ichi Life Holdings, Inc.	383,600	11,374,300
Daiichi Sankyo Co. Ltd.	422,000	9,714,754
Daiichikosho Co. Ltd.	60,800	647,477
Daiki Aluminium Industry Co. Ltd.	10,400	70,069
Daikin Industries Ltd.	12,800	1,340,097
Daikoku Denki Co. Ltd.(2)	6,300	111,974
Daikokutenbussan Co. Ltd.(2)	5,500	236,923
Daikyonishikawa Corp.	9,800	40,402
Daio Paper Corp.(2)	29,000	160,361
Daiseki Co. Ltd.	7,180	175,617
Daishi Hokuetsu Financial Group, Inc.	119,200	2,180,955
Daishinku Corp.	7,400	28,712
Daito Pharmaceutical Co. Ltd.	8,080	109,158
Daito Trust Construction Co. Ltd.	104,300	10,839,666
Daitron Co. Ltd.	2,200	49,570
Daiwa House Industry Co. Ltd.	59,500	1,958,812
Daiwa Industries Ltd.	300	3,279
Daiwa Securities Group, Inc.(2)	893,000	6,294,325
Daiwabo Holdings Co. Ltd.	55,500	960,059
DCM Holdings Co. Ltd.	22,200	202,455

Avantis International Equity ETF
	Shares	Value
Denka Co. Ltd.	48,600	$672,921
Denso Corp.	277,300	3,596,701
Dentsu Group, Inc.	46,600	967,359
Dentsu Soken, Inc.	1,000	39,583
Denyo Co. Ltd.	1,300	22,712
Dexerials Corp.	470,300	6,602,081
DIC Corp.	46,200	987,904
Digital Arts, Inc.	1,600	65,684
Digital Information Technologies Corp.	1,900	30,749
Dip Corp.	21,100	301,156
Disco Corp.	9,000	2,284,250
DKS Co. Ltd.	500	9,367
Doshisha Co. Ltd.	3,100	43,116
Doutor Nichires Holdings Co. Ltd.	1,100	17,479
Dowa Holdings Co. Ltd.(2)	34,900	1,065,020
DTS Corp.	12,200	342,483
Duskin Co. Ltd.	8,500	211,459
DyDo Group Holdings, Inc.	15,400	304,446
Eagle Industry Co. Ltd.	9,500	130,765
Earth Corp.	3,500	115,278
East Japan Railway Co.	120,700	2,386,490
Ebara Corp.	333,000	5,546,780
Eco's Co. Ltd.	700	9,059
EDION Corp.	24,700	291,303
E-Guardian, Inc.	1,500	21,153
Eiken Chemical Co. Ltd.	2,000	29,236
Eisai Co. Ltd.	17,300	497,520
Eizo Corp.	13,700	197,085
EJ Holdings, Inc.	400	4,266
Elan Corp.	1,400	6,974
Elecom Co. Ltd.	19,100	210,236
Electric Power Development Co. Ltd.(2)	78,800	1,352,579
en Japan, Inc.	8,200	92,238
ENEOS Holdings, Inc.	1,264,400	6,783,269
eRex Co. Ltd.(1)	9,100	47,734
Eternal Hospitality Group Co. Ltd.	5,300	86,596
Exedy Corp.	37,400	1,187,037
EXEO Group, Inc.	131,900	1,525,452
Ezaki Glico Co. Ltd.	11,600	350,685
F&M Co. Ltd.	200	2,368
FANUC Corp.	90,100	2,593,754
Fast Retailing Co. Ltd.	16,000	4,883,366
FCC Co. Ltd.	37,100	779,488
Feed One Co. Ltd.	6,420	34,533
Ferrotec Holdings Corp.	47,300	743,227
FIDEA Holdings Co. Ltd.	4,040	41,060
FINDEX, Inc.	3,000	14,208
Fintech Global, Inc.	190,700	152,389
First Bank of Toyama Ltd.(2)	30,700	202,215
FJ Next Holdings Co. Ltd.	3,200	25,471
Food & Life Cos. Ltd.	54,000	1,482,554
Forum Engineering, Inc.	5,900	40,947
Foster Electric Co. Ltd.	15,800	151,817
FP Corp.	16,600	318,812

Avantis International Equity ETF
	Shares	Value
France Bed Holdings Co. Ltd.	2,100	$18,112
Fudo Tetra Corp.	5,300	78,543
Fuji Co. Ltd.	17,900	246,484
Fuji Corp.	1,800	23,044
Fuji Corp. /Aichi	13,200	194,471
Fuji Electric Co. Ltd.	192,800	8,597,454
Fuji Media Holdings, Inc.	22,100	353,665
Fuji Oil Co. Ltd.(2)	37,800	78,793
Fuji Seal International, Inc.	14,800	267,651
Fuji Soft, Inc.	6,600	429,110
Fujibo Holdings, Inc.	4,000	133,510
FUJIFILM Holdings Corp.	72,400	1,473,498
Fujikura Composites, Inc.	11,800	110,895
Fujikura Ltd.	264,700	11,047,349
Fujita Kanko, Inc.	7,600	482,969
Fujitsu Ltd.	356,800	6,882,624
Fujiya Co. Ltd.	3,400	50,555
FuKoKu Co. Ltd.(2)	3,100	33,249
Fukuda Corp.	300	10,181
Fukuda Denshi Co. Ltd.	2,100	92,947
Fukui Bank Ltd.	200	2,488
Fukui Computer Holdings, Inc.	3,000	63,626
Fukuoka Financial Group, Inc.	39,100	1,028,707
Fukushima Galilei Co. Ltd.	8,600	154,604
Fukuyama Transporting Co. Ltd.	12,700	293,903
FULLCAST Holdings Co. Ltd.	5,600	59,905
Funai Soken Holdings, Inc.	22,100	352,069
Furukawa Battery Co. Ltd.	3,100	28,471
Furukawa Co. Ltd.	13,100	182,226
Furukawa Electric Co. Ltd.	43,700	1,845,824
Furuno Electric Co. Ltd.	22,400	336,705
Furyu Corp.	8,900	60,782
Fuso Chemical Co. Ltd.	7,100	160,623
Futaba Industrial Co. Ltd.	34,400	173,181
Future Corp.	14,100	165,912
Fuyo General Lease Co. Ltd.	4,000	302,880
G-7 Holdings, Inc.	5,800	50,491
GA Technologies Co. Ltd.(1)(2)	13,100	93,588
Gakken Holdings Co. Ltd.	13,400	88,437
Gakkyusha Co. Ltd.	2,100	28,549
Gakujo Co. Ltd.	1,300	17,509
Genki Global Dining Concepts Corp.(2)	7,300	160,637
Genky DrugStores Co. Ltd.	8,600	164,397
Geo Holdings Corp.	10,000	113,320
Gift Holdings, Inc.	2,700	65,240
Giken Ltd.	1,200	11,619
GLOBERIDE, Inc.	2,400	30,302
Glory Ltd.	27,100	470,902
GMO Financial Holdings, Inc.	12,300	59,673
GMO Payment Gateway, Inc.	2,100	105,302
Godo Steel Ltd.	3,400	90,293
Goldcrest Co. Ltd.(2)	4,400	91,153
Goldwin, Inc.	2,800	134,609
gremz, Inc.	3,900	57,159

Avantis International Equity ETF
	Shares	Value
GS Yuasa Corp.	52,300	$833,794
GSI Creos Corp.(2)	1,600	21,918
G-Tekt Corp.	10,900	118,995
GungHo Online Entertainment, Inc.	2,600	53,250
Gunma Bank Ltd.	386,700	2,939,988
Gunze Ltd.	11,200	380,305
H.U. Group Holdings, Inc.	38,700	677,818
H2O Retailing Corp.	85,100	1,289,299
Hachijuni Bank Ltd.	150,900	975,435
Hagiwara Electric Holdings Co. Ltd.(2)	4,000	88,584
Hakudo Co. Ltd.	600	9,169
Hakuhodo DY Holdings, Inc.	59,400	422,756
Halows Co. Ltd.	1,800	47,588
Hamakyorex Co. Ltd.	28,500	241,234
Hamamatsu Photonics KK	42,800	445,332
Hankyu Hanshin Holdings, Inc.	185,200	4,839,305
Hanwa Co. Ltd.	17,400	572,861
Happinet Corp.	14,500	461,003
Haseko Corp.	24,200	318,851
Hazama Ando Corp.	55,600	500,095
Heiwa Corp.	26,300	414,219
Heiwado Co. Ltd.	24,800	397,198
Hiday Hidaka Corp.	5,100	90,634
Hikari Tsushin, Inc.	2,000	507,214
HI-LEX Corp.	5,300	57,072
Hino Motors Ltd.(1)	98,600	312,465
Hioki EE Corp.	800	38,085
Hirogin Holdings, Inc.	125,500	989,736
Hirose Electric Co. Ltd.	1,900	221,790
HIS Co. Ltd.	44,900	420,262
Hitachi Construction Machinery Co. Ltd.	18,900	492,059
Hitachi Ltd.	650,700	16,538,256
Hochiki Corp.	300	5,001
Hodogaya Chemical Co. Ltd.	1,800	37,697
Hogy Medical Co. Ltd.	3,700	118,007
Hokkaido Electric Power Co., Inc.	113,100	553,662
Hokkoku Financial Holdings, Inc.(2)	124,400	4,392,529
Hokuetsu Corp.(2)	5,900	50,875
Hokuhoku Financial Group, Inc.(2)	39,500	592,166
Hokuriku Electric Power Co.	118,200	655,882
Hokuto Corp.	4,700	59,388
Honda Motor Co. Ltd., ADR(2)	398,728	11,080,651
Honeys Holdings Co. Ltd.	5,800	62,983
Hoosiers Holdings Co. Ltd.	1,800	12,715
Horiba Ltd.	12,600	822,607
Hoshizaki Corp.	3,800	153,410
Hosiden Corp.	23,200	315,457
Hosokawa Micron Corp.	8,500	224,472
Hotland Co. Ltd.	3,300	46,052
House Foods Group, Inc.	13,700	256,056
Hoya Corp.	30,856	3,622,765
HS Holdings Co. Ltd.	7,600	43,535
Hulic Co. Ltd.	272,900	2,547,788
Hyakugo Bank Ltd.	93,900	442,129

Avantis International Equity ETF
	Shares	Value
Hyakujushi Bank Ltd.	9,300	$205,085
Ibiden Co. Ltd.	95,000	2,599,669
Ichigo, Inc.	1,600	3,839
Ichinen Holdings Co. Ltd.	5,600	62,239
Ichiyoshi Securities Co. Ltd.	7,100	35,807
Idec Corp.	47,200	799,761
Idemitsu Kosan Co. Ltd.	964,500	6,553,061
IDOM, Inc.	2,600	19,286
IG Port, Inc.	8,100	123,329
IHI Corp.	67,000	3,936,967
Iida Group Holdings Co. Ltd.	16,100	241,166
Iino Kaiun Kaisha Ltd.	54,900	377,797
I'll, Inc.	2,800	42,601
i-mobile Co. Ltd.	600	1,920
Inaba Denki Sangyo Co. Ltd.	17,700	468,028
Inabata & Co. Ltd.	13,700	285,135
Ines Corp.	500	5,817
INFRONEER Holdings, Inc.	49,248	380,739
Innotech Corp.	2,000	18,433
Inpex Corp.	431,000	5,462,209
Insource Co. Ltd.	40,200	233,935
Intage Holdings, Inc.	1,600	18,259
Internet Initiative Japan, Inc.	21,700	368,382
Inui Global Logistics Co. Ltd.(2)	7,900	77,766
I-PEX, Inc.(2)	8,000	157,734
Ise Chemicals Corp.	1,900	298,458
Iseki & Co. Ltd.	2,600	19,068
Isetan Mitsukoshi Holdings Ltd.(2)	56,100	856,332
Ishihara Sangyo Kaisha Ltd.	12,000	136,380
Istyle, Inc.(1)	51,700	160,077
Isuzu Motors Ltd.	408,500	5,408,448
Ito En Ltd.	62,000	1,365,339
Ito En Ltd., Preference Shares	900	11,282
ITOCHU Corp.	201,700	8,913,595
Itochu Enex Co. Ltd.	18,000	186,944
Itochu-Shokuhin Co. Ltd.	400	19,999
Itoham Yonekyu Holdings, Inc.	11,600	287,811
IwaiCosmo Holdings, Inc.	10,900	181,496
Iwatani Corp.	45,200	472,799
Iyogin Holdings, Inc.	190,200	2,084,787
Izumi Co. Ltd.	20,600	421,023
J Front Retailing Co. Ltd.	152,900	2,000,090
J Trust Co. Ltd.	36,800	102,838
JAC Recruitment Co. Ltd.	44,800	231,938
Jaccs Co. Ltd.	6,100	158,833
JAFCO Group Co. Ltd.	25,400	390,679
Jamco Corp.(1)	2,900	34,941
Japan Airlines Co. Ltd.	52,200	894,633
Japan Airport Terminal Co. Ltd.	1,100	32,820
Japan Aviation Electronics Industry Ltd.(2)	21,600	386,367
Japan Cash Machine Co. Ltd.	5,800	41,574
Japan Display, Inc.(1)	9,900	1,186
Japan Elevator Service Holdings Co. Ltd.	12,000	220,188
Japan Engine Corp.(2)	3,900	87,425

Avantis International Equity ETF
	Shares	Value
Japan Exchange Group, Inc.	126,600	$1,346,609
Japan Lifeline Co. Ltd.	39,700	412,409
Japan Material Co. Ltd.(2)	7,800	73,326
Japan Petroleum Exploration Co. Ltd.	97,000	737,150
Japan Post Bank Co. Ltd.(2)	33,700	340,162
Japan Post Holdings Co. Ltd.	619,400	6,611,055
Japan Post Insurance Co. Ltd.	44,900	875,124
Japan Pulp & Paper Co. Ltd.	42,000	167,519
Japan Steel Works Ltd.	800	26,817
Japan Wool Textile Co. Ltd.	12,500	110,623
JBCC Holdings, Inc.	4,400	130,763
JCU Corp.	4,700	107,177
JDC Corp.	9,600	30,976
JFE Holdings, Inc.(2)	447,700	5,597,875
JGC Holdings Corp.	59,900	443,419
JINS Holdings, Inc.	10,600	462,664
JM Holdings Co. Ltd.	5,100	79,106
J-Oil Mills, Inc.	7,700	102,689
Joshin Denki Co. Ltd.	7,400	107,197
Joyful Honda Co. Ltd.	20,100	260,238
JP-Holdings, Inc.(2)	43,800	184,375
JSB Co. Ltd.	7,200	154,314
JSP Corp.	2,500	34,525
JTEKT Corp.	65,200	494,715
Juroku Financial Group, Inc.	21,700	651,369
Justsystems Corp.	17,800	437,107
JVCKenwood Corp.	268,400	2,436,846
Kadokawa Corp.	3,800	88,291
Kaga Electronics Co. Ltd.	26,200	464,313
Kajima Corp.	249,200	5,189,488
Kakaku.com, Inc.	35,200	507,529
Kakiyasu Honten Co. Ltd.	1,100	21,396
Kameda Seika Co. Ltd.	2,300	59,528
Kamei Corp.	5,100	65,618
Kamigumi Co. Ltd.	34,900	790,305
Kanadevia Corp.(2)	150,500	916,953
Kanamoto Co. Ltd.	28,600	572,191
Kandenko Co. Ltd.	62,800	1,057,989
Kaneka Corp.	16,600	413,614
Kanematsu Corp.	381,500	6,341,552
Kanro, Inc.	5,300	120,841
Kansai Electric Power Co., Inc.	80,900	936,145
Kansai Paint Co. Ltd.(2)	7,000	99,725
Kanto Denka Kogyo Co. Ltd.	29,200	172,515
Kao Corp.	37,100	1,596,244
Katitas Co. Ltd.	40,800	553,968
Kato Sangyo Co. Ltd.	18,000	544,191
Kawada Technologies, Inc.	7,000	141,705
Kawasaki Heavy Industries Ltd.	105,900	5,344,095
KDDI Corp.	352,100	11,482,576
KeePer Technical Laboratory Co. Ltd.(2)	2,200	57,546
Keihan Holdings Co. Ltd.	8,700	194,778
Keihanshin Building Co. Ltd.	7,800	73,948
Keikyu Corp.(2)	79,300	775,111

Avantis International Equity ETF
	Shares	Value
Keio Corp.(2)	1,800	$46,326
Keisei Electric Railway Co. Ltd.	10,200	97,488
Keiyo Bank Ltd.	43,200	238,466
Kenko Mayonnaise Co. Ltd.	1,600	20,429
Kewpie Corp.	9,500	179,018
Keyence Corp.	10,300	4,108,435
KH Neochem Co. Ltd.	17,600	292,087
Kibun Foods, Inc.	700	4,844
Kikkoman Corp.(2)	50,900	493,885
Kinden Corp.	9,000	189,938
Kintetsu Group Holdings Co. Ltd.	64,100	1,442,098
Kirin Holdings Co. Ltd.	238,600	3,218,062
Kissei Pharmaceutical Co. Ltd.	4,200	103,275
Kitz Corp.	34,500	262,230
Kiyo Bank Ltd.	28,600	412,364
Koa Corp.	8,900	58,328
Kobe Bussan Co. Ltd.	18,100	400,034
Kobe Steel Ltd.(2)	372,600	4,406,885
Koei Tecmo Holdings Co. Ltd.(2)	4,200	56,608
Kohnan Shoji Co. Ltd.	136,400	3,281,316
Koito Manufacturing Co. Ltd.	8,600	109,065
Kojima Co. Ltd.	8,100	53,439
Komatsu Ltd.	204,200	6,124,165
KOMEDA Holdings Co. Ltd.	8,700	157,721
Komeri Co. Ltd.	17,100	325,896
Komori Corp.	11,000	90,519
Konami Group Corp.	32,600	3,980,536
Konica Minolta, Inc.	586,200	2,065,023
Konishi Co. Ltd.	3,400	27,796
Konoike Transport Co. Ltd.	14,100	277,499
Konoshima Chemical Co. Ltd.	2,200	23,955
Koshidaka Holdings Co. Ltd.	29,300	203,163
Kotobuki Spirits Co. Ltd.(2)	31,500	493,566
KPP Group Holdings Co. Ltd.	27,100	121,350
Krosaki Harima Corp.	2,400	41,053
KRS Corp.	1,600	20,012
K's Holdings Corp.	172,600	1,608,028
Kubota Corp.	99,400	1,229,002
Kumagai Gumi Co. Ltd.	43,600	1,114,945
Kura Sushi, Inc.(2)	7,300	146,617
Kurabo Industries Ltd.	7,000	288,769
Kuraray Co. Ltd.	99,500	1,251,912
Kureha Corp.	17,200	321,478
Kurimoto Ltd.	3,800	121,266
Kurita Water Industries Ltd.	23,300	752,091
Kuriyama Holdings Corp.	2,200	18,799
Kusuri No. Aoki Holdings Co. Ltd.	33,700	699,425
KYB Corp.	26,000	501,082
Kyocera Corp.	60,400	671,983
Kyoei Steel Ltd.	11,300	148,100
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,100	119,083
Kyokuyo Co. Ltd.	2,200	60,389
Kyorin Pharmaceutical Co. Ltd.	900	8,222
Kyoritsu Maintenance Co. Ltd.(2)	35,800	718,281

Avantis International Equity ETF
	Shares	Value
Kyoto Financial Group, Inc.(2)	17,200	$249,529
Kyowa Kirin Co. Ltd.	50,300	712,433
Kyudenko Corp.	16,800	504,669
Kyushu Electric Power Co., Inc.	127,400	1,120,663
Kyushu Financial Group, Inc.	104,200	497,436
Kyushu Leasing Service Co. Ltd.	1,400	9,387
Kyushu Railway Co.	18,600	445,993
Lacto Japan Co. Ltd.	1,700	32,486
Lasertec Corp.	4,600	416,550
Leopalace21 Corp.	150,900	566,983
Life Corp.	30,400	370,019
Lifedrink Co., Inc.	14,400	150,207
Lintec Corp.	7,800	149,567
Lion Corp.	110,000	1,251,446
LITALICO, Inc.	4,000	28,704
Lixil Corp.	30,200	343,519
LY Corp.	77,800	262,621
M3, Inc.	32,100	379,054
Mabuchi Motor Co. Ltd.	5,200	80,523
Macbee Planet, Inc.	2,000	42,955
Macnica Holdings, Inc.	1,500	18,158
Maeda Kosen Co. Ltd.	11,600	139,901
Makino Milling Machine Co. Ltd.	114,900	8,796,441
Makita Corp.	39,400	1,292,731
Management Solutions Co. Ltd.	9,200	113,158
MarkLines Co. Ltd.	1,900	30,202
Mars Group Holdings Corp.	7,400	155,418
Marubeni Corp.	507,400	7,989,523
Marubun Corp.	10,300	69,397
Maruchiyo Yamaokaya Corp.	5,500	127,220
Marudai Food Co. Ltd.	5,500	60,342
Maruha Nichiro Corp.	45,400	944,400
Marui Group Co. Ltd.	38,000	658,074
Maruichi Steel Tube Ltd.	17,500	404,846
MARUKA FURUSATO Corp.	34,300	522,439
Maruwa Co. Ltd.	3,700	835,596
Maruzen Showa Unyu Co. Ltd.	9,200	359,742
Matsuda Sangyo Co. Ltd.	2,800	57,478
Matsui Securities Co. Ltd.	19,000	101,257
MatsukiyoCocokara & Co.	18,260	278,050
Matsuya Co. Ltd.	6,600	47,630
Matsuyafoods Holdings Co. Ltd.	3,900	153,054
Max Co. Ltd.	3,700	103,366
Maxell Ltd.	22,400	280,891
Maxvalu Tokai Co. Ltd.	700	13,809
Mazda Motor Corp.	532,700	3,580,929
McDonald's Holdings Co. Japan Ltd.	18,700	707,980
MCJ Co. Ltd.	33,500	302,427
Mebuki Financial Group, Inc.	1,445,200	6,130,415
Medipal Holdings Corp.	66,200	968,048
MedPeer, Inc.	100	329
Megachips Corp.	8,300	272,513
Megmilk Snow Brand Co. Ltd.	40,300	690,864
Meidensha Corp.	20,300	646,065

Avantis International Equity ETF
	Shares	Value
MEIJI Holdings Co. Ltd.	267,300	$5,467,747
Meisei Industrial Co. Ltd.	8,500	69,101
MEITEC Group Holdings, Inc.	47,400	935,826
Meiwa Corp.	3,300	15,613
Menicon Co. Ltd.	45,600	381,833
Mercari, Inc.(1)(2)	56,400	884,392
Micronics Japan Co. Ltd.(2)	26,500	765,844
Midac Holdings Co. Ltd.	3,400	48,963
Mie Kotsu Group Holdings, Inc.	8,000	27,747
Minebea Mitsumi, Inc.	275,000	4,248,767
Ministop Co. Ltd.	2,500	27,492
Mirait One Corp.	36,300	538,569
Mirarth Holdings, Inc.	99,000	336,957
Miroku Jyoho Service Co. Ltd.	5,500	67,187
MISUMI Group, Inc.	36,300	593,404
Mito Securities Co. Ltd.	8,300	30,479
Mitsuba Corp.	21,400	113,057
Mitsubishi Chemical Group Corp.	1,181,500	5,998,857
Mitsubishi Corp.	565,000	9,439,027
Mitsubishi Electric Corp.	237,900	3,692,763
Mitsubishi Estate Co. Ltd.	105,900	1,557,550
Mitsubishi Gas Chemical Co., Inc.	14,500	223,090
Mitsubishi HC Capital, Inc.	404,040	2,731,464
Mitsubishi Heavy Industries Ltd.	748,100	10,045,798
Mitsubishi Logisnext Co. Ltd.(2)	15,500	198,280
Mitsubishi Logistics Corp.	649,100	4,561,306
Mitsubishi Materials Corp.	45,000	716,995
Mitsubishi Motors Corp.(2)	249,600	697,857
Mitsubishi Research Institute, Inc.	3,300	103,296
Mitsubishi Shokuhin Co. Ltd.	4,200	133,143
Mitsubishi UFJ Financial Group, Inc., ADR(2)	1,744,411	22,206,352
Mitsui & Co. Ltd.	56,600	1,060,632
Mitsui Chemicals, Inc.	187,300	4,201,545
Mitsui E&S Co. Ltd.(2)	22,600	241,729
Mitsui Fudosan Co. Ltd.	576,600	5,015,939
Mitsui High-Tec, Inc.(2)	12,500	70,341
Mitsui Mining & Smelting Co. Ltd.	112,000	3,201,476
Mitsui OSK Lines Ltd.(2)	11,000	406,631
Mitsui-Soko Holdings Co. Ltd.(2)	144,100	7,471,196
MIXI, Inc.	16,600	388,269
Miyaji Engineering Group, Inc.(2)	15,000	181,693
Miyazaki Bank Ltd.	4,600	101,338
Mizuho Financial Group, Inc., ADR(2)	2,265,743	12,778,791
Mizuho Leasing Co. Ltd.	102,000	702,519
Mizuno Corp.	4,400	230,745
Mochida Pharmaceutical Co. Ltd.	2,300	48,150
Modec, Inc.	12,400	335,976
Monogatari Corp.(2)	77,900	1,659,294
MonotaRO Co. Ltd.	57,600	967,627
Morinaga & Co. Ltd.	51,600	845,350
Morinaga Milk Industry Co. Ltd.	52,200	1,018,471
Morita Holdings Corp.	15,700	218,260
MOS Food Services, Inc.	1,800	42,270
MS&AD Insurance Group Holdings, Inc.	567,200	11,928,628

Avantis International Equity ETF
	Shares	Value
m-up Holdings, Inc.	10,800	$107,277
Murata Manufacturing Co. Ltd.	258,500	4,422,106
Musashi Seimitsu Industry Co. Ltd.	26,400	453,789
Musashino Bank Ltd.	29,500	606,420
Nachi-Fujikoshi Corp.	7,800	173,133
Nafco Co. Ltd.	3,500	42,600
Nagase & Co. Ltd.	44,400	815,556
Nagawa Co. Ltd.(2)	600	26,639
Nagoya Railroad Co. Ltd.	53,900	635,130
Nakayama Steel Works Ltd.	3,300	16,909
Namura Shipbuilding Co. Ltd.(2)	38,900	516,045
Nankai Electric Railway Co. Ltd.	36,400	610,053
Nanto Bank Ltd.	17,700	412,975
NEC Capital Solutions Ltd.(2)	4,400	113,553
NEC Corp.	80,900	7,896,765
Neturen Co. Ltd.(2)	4,800	32,072
Nexon Co. Ltd.	26,000	351,911
Nextage Co. Ltd.(2)	21,000	209,054
NGK Insulators Ltd.	65,500	818,960
NH Foods Ltd.	25,000	753,968
NHK Spring Co. Ltd.(2)	310,700	3,486,191
Nichias Corp.	23,500	705,814
Nichicon Corp.	18,900	158,054
Nichiha Corp.	13,500	270,611
Nichirei Corp.	47,400	1,087,535
Nichireki Group Co. Ltd.	7,900	118,811
Nichirin Co. Ltd.	2,400	55,975
NIDEC Corp.	32,536	586,554
Nifco, Inc.	47,400	1,157,925
Nihon Dempa Kogyo Co. Ltd.	13,000	73,575
Nihon M&A Center Holdings, Inc.	28,300	111,126
Nihon Parkerizing Co. Ltd.	12,300	106,015
Nikkiso Co. Ltd.	24,100	192,825
Nikkon Holdings Co. Ltd.	59,900	930,158
Nikon Corp.	17,700	185,079
Nintendo Co. Ltd.	125,000	9,332,095
Nippn Corp.	26,200	372,331
Nippon Air Conditioning Services Co. Ltd.	3,600	24,065
Nippon Beet Sugar Manufacturing Co. Ltd.	1,200	18,653
Nippon Carbon Co. Ltd.	3,300	89,976
Nippon Chemical Industrial Co. Ltd.	500	7,552
Nippon Chemi-Con Corp.(1)(2)	4,300	25,342
Nippon Coke & Engineering Co. Ltd.(2)	116,900	70,429
Nippon Denko Co. Ltd.	44,300	81,350
Nippon Densetsu Kogyo Co. Ltd.	13,100	184,120
Nippon Electric Glass Co. Ltd.	26,700	626,570
NIPPON EXPRESS HOLDINGS, Inc.	161,700	2,864,369
Nippon Gas Co. Ltd.	5,900	87,296
Nippon Kayaku Co. Ltd.	26,900	241,732
Nippon Light Metal Holdings Co. Ltd.	39,420	409,133
Nippon Paint Holdings Co. Ltd.	3,500	26,038
Nippon Paper Industries Co. Ltd.	48,100	323,479
Nippon Parking Development Co. Ltd.	156,500	214,077
Nippon Road Co. Ltd.	9,500	117,845

Avantis International Equity ETF
	Shares	Value
Nippon Sanso Holdings Corp.	5,000	$152,856
Nippon Seiki Co. Ltd.	19,300	143,757
Nippon Seisen Co. Ltd.	2,500	21,813
Nippon Sheet Glass Co. Ltd.(1)(2)	55,800	147,378
Nippon Shinyaku Co. Ltd.	14,500	381,276
Nippon Shokubai Co. Ltd.	44,800	544,189
Nippon Soda Co. Ltd.	13,600	266,243
Nippon Steel Corp.	382,900	8,499,871
Nippon Telegraph & Telephone Corp.	5,559,400	5,382,309
Nippon Television Holdings, Inc.	22,000	411,712
Nippon Thompson Co. Ltd.(2)	12,000	40,307
Nippon Yakin Kogyo Co. Ltd.	10,100	278,382
Nippon Yusen KK	15,000	527,251
Nipro Corp.	104,800	913,539
Nishi-Nippon Financial Holdings, Inc.	48,300	637,597
Nishi-Nippon Railroad Co. Ltd.	14,700	212,345
Nishio Holdings Co. Ltd.(2)	14,000	382,647
Nissan Chemical Corp.	14,100	406,887
Nissan Motor Co. Ltd.(2)	555,100	1,588,536
Nissan Shatai Co. Ltd.	32,400	220,855
Nissei ASB Machine Co. Ltd.	4,900	169,582
Nissha Co. Ltd.	6,700	63,327
Nisshin Oillio Group Ltd.	19,500	622,743
Nisshin Seifun Group, Inc.	16,900	189,590
Nisshinbo Holdings, Inc.	35,900	217,177
Nissin Corp.	12,800	370,916
Nissin Foods Holdings Co. Ltd.(2)	8,700	175,898
Nisso Holdings Co. Ltd.	100	521
Nissui Corp.	308,600	1,762,005
Niterra Co. Ltd.	114,300	3,372,703
Nitori Holdings Co. Ltd.	4,500	460,512
Nitta Corp.	2,800	66,868
Nittetsu Mining Co. Ltd.	5,800	226,340
Nitto Denko Corp.	612,200	12,061,640
Nittoc Construction Co. Ltd.	2,600	17,828
Noevir Holdings Co. Ltd.	3,800	104,183
NOF Corp.	11,400	154,156
Nohmi Bosai Ltd.	3,100	66,510
Nojima Corp.	53,600	887,863
NOK Corp.	43,000	655,392
Nomura Co. Ltd.	8,600	49,308
Noritake Co. Ltd.	5,600	132,891
Noritsu Koki Co. Ltd.	14,600	438,236
Noritz Corp.	10,800	121,445
North Pacific Bank Ltd.	126,900	441,826
NPR-RIKEN Corp.	9,200	158,218
NS Solutions Corp.	600	15,688
NS United Kaiun Kaisha Ltd.(2)	4,100	109,547
NSD Co. Ltd.	19,200	436,362
NSK Ltd.	50,300	211,714
NTN Corp.	295,100	469,432
NTT Data Group Corp.	249,300	4,647,637
Obayashi Corp.	411,000	5,568,192
Obic Co. Ltd.	17,500	502,879

Avantis International Equity ETF
	Shares	Value
Odakyu Electric Railway Co. Ltd.(2)	82,700	$817,288
Ogaki Kyoritsu Bank Ltd.	4,800	70,594
Oiles Corp.	4,500	67,882
Oisix ra daichi, Inc.(1)	18,500	156,329
Oji Holdings Corp.	248,500	1,026,647
Okamoto Industries, Inc.	300	10,379
Okamoto Machine Tool Works Ltd.	1,800	44,690
Okasan Securities Group, Inc.(2)	40,800	173,466
Oki Electric Industry Co. Ltd.	54,800	338,116
Okinawa Cellular Telephone Co.	13,000	357,988
Okinawa Electric Power Co., Inc.	27,000	165,064
Okinawa Financial Group, Inc.	7,600	126,977
OKUMA Corp.(2)	8,300	185,884
Okumura Corp.	123,300	3,517,185
Okura Industrial Co. Ltd.	2,800	66,276
Olympus Corp.	119,700	1,642,031
Omron Corp.	6,600	199,297
Ono Pharmaceutical Co. Ltd.	114,200	1,231,674
Onoken Co. Ltd.	1,400	13,672
Onward Holdings Co. Ltd.	67,700	243,283
OPEN Group, Inc.	100	173
Open House Group Co. Ltd.(2)	19,000	695,677
Optex Group Co. Ltd.	10,400	115,711
Oracle Corp.	2,200	209,730
Organo Corp.	5,900	279,758
Orient Corp.	7,520	40,679
Oriental Land Co. Ltd.	89,900	1,850,251
Oriental Shiraishi Corp.	80,900	202,270
ORIX Corp., ADR	385,365	7,876,861
Oro Co. Ltd.	900	14,609
Osaka Gas Co. Ltd.	18,400	423,784
Osaka Organic Chemical Industry Ltd.	3,200	53,445
Osaka Steel Co. Ltd.	3,100	58,173
Osaki Electric Co. Ltd.	2,200	11,333
OSG Corp.	23,700	272,238
Otsuka Corp.	30,300	662,225
Otsuka Holdings Co. Ltd.	50,600	2,480,343
Pacific Industrial Co. Ltd.(2)	24,800	231,564
Pack Corp.	3,300	71,117
PAL GROUP Holdings Co. Ltd.	29,700	610,391
PALTAC Corp.	8,700	227,564
Pan Pacific International Holdings Corp.	180,700	4,813,997
Panasonic Holdings Corp.	601,700	7,441,678
Paramount Bed Holdings Co. Ltd.	24,300	426,492
Park24 Co. Ltd.	81,600	1,105,660
Pasona Group, Inc.(2)	4,200	56,763
PCA Corp.	300	3,687
Pegasus Co. Ltd.	4,300	14,950
Penta-Ocean Construction Co. Ltd.(2)	258,900	1,132,979
PeptiDream, Inc.(1)	70,500	964,929
Persol Holdings Co. Ltd.	278,000	435,111
Pharma Foods International Co. Ltd.	20,400	116,740
Pigeon Corp.	57,100	601,496
PILLAR Corp.	2,600	60,992

Avantis International Equity ETF
	Shares	Value
Pilot Corp.	6,400	$175,791
Piolax, Inc.	7,700	122,739
Plus Alpha Consulting Co. Ltd.	3,200	30,336
Pole To Win Holdings, Inc.	2,400	6,844
Premium Group Co. Ltd.	20,000	292,681
Press Kogyo Co. Ltd.	53,200	204,594
Prestige International, Inc.	21,900	103,163
Prima Meat Packers Ltd.	19,400	282,497
Procrea Holdings, Inc.	6,200	73,884
Qol Holdings Co. Ltd.	5,400	56,587
Quick Co. Ltd.	1,500	18,780
Raito Kogyo Co. Ltd.	30,000	505,952
Raiznext Corp.	5,200	54,667
Rakus Co. Ltd.	5,200	66,042
Rakuten Group, Inc.(1)	77,500	479,619
Rasa Industries Ltd.	1,100	18,971
Recruit Holdings Co. Ltd.	172,600	10,288,761
Relo Group, Inc.(2)	86,000	1,084,502
Renesas Electronics Corp.	188,900	3,153,969
Rengo Co. Ltd.	125,000	665,782
RENOVA, Inc.(1)	5,600	25,629
Resona Holdings, Inc.	938,856	7,345,867
Resonac Holdings Corp.	38,800	907,841
Resorttrust, Inc.	63,000	1,300,360
Restar Corp.	6,100	97,321
Retail Partners Co. Ltd.	7,300	62,208
Ricoh Co. Ltd.	576,000	6,261,168
Ricoh Leasing Co. Ltd.	9,800	338,307
Riken Technos Corp.	2,700	19,495
Riken Vitamin Co. Ltd.	4,400	68,806
Rinnai Corp.(2)	10,000	228,816
Riso Kyoiku Co. Ltd.	35,300	60,291
Rohm Co. Ltd.(2)	44,400	445,803
Rohto Pharmaceutical Co. Ltd.	140,200	2,031,339
Round One Corp.	169,700	1,286,638
Royal Holdings Co. Ltd.	15,200	239,912
Ryobi Ltd.	21,200	316,023
RYODEN Corp.(2)	4,400	70,638
Ryohin Keikaku Co. Ltd.	150,500	3,965,640
Ryoyo Ryosan Holdings, Inc.	6,336	106,045
S Foods, Inc.	13,400	211,938
Saizeriya Co. Ltd.(2)	17,000	486,978
Sakai Chemical Industry Co. Ltd.	5,900	107,483
Sakai Moving Service Co. Ltd.	13,700	215,630
Sakata INX Corp.	19,200	234,119
Sala Corp.	20,800	110,659
San Holdings, Inc.	800	6,522
San ju San Financial Group, Inc.	6,400	95,376
San-A Co. Ltd.	27,000	541,975
San-Ai Obbli Co. Ltd.	24,700	288,499
Sangetsu Corp.	34,000	652,732
San-In Godo Bank Ltd.	49,700	416,969
Sanken Electric Co. Ltd.(1)	16,200	635,190
Sanki Engineering Co. Ltd.	36,300	809,061

Avantis International Equity ETF
	Shares	Value
Sankyo Co. Ltd.	424,300	$6,010,167
Sankyu, Inc.	23,800	934,897
Sanoh Industrial Co. Ltd.(2)	15,600	66,481
Sanrio Co. Ltd.	58,400	2,478,211
Santen Pharmaceutical Co. Ltd.	82,500	767,961
Sanwa Holdings Corp.	215,700	7,046,337
Sanyo Chemical Industries Ltd.	1,800	47,784
Sanyo Denki Co. Ltd.	6,900	402,948
Sanyo Electric Railway Co. Ltd.	2,700	36,331
Sanyo Shokai Ltd.	3,000	55,462
Sanyo Special Steel Co. Ltd.	7,500	137,580
Sanyo Trading Co. Ltd.	100	965
Sato Holdings Corp.	7,500	103,339
Sawai Group Holdings Co. Ltd.	8,400	107,021
SBI Holdings, Inc.	172,600	5,031,931
SBS Holdings, Inc.	2,900	54,701
SCREEN Holdings Co. Ltd.	54,700	3,958,415
Scroll Corp.	14,100	97,269
SCSK Corp.	23,100	577,238
SEC Carbon Ltd.	2,500	36,291
Secom Co. Ltd.	64,100	2,202,107
Sega Sammy Holdings, Inc.	53,200	1,028,717
Seibu Holdings, Inc.(2)	75,700	1,594,934
Seika Corp.	3,000	89,868
Seikagaku Corp.	7,200	37,249
Seiko Epson Corp.	82,300	1,395,379
Seiko Group Corp.	22,900	709,428
Seino Holdings Co. Ltd.	53,100	800,643
Seiren Co. Ltd.	19,600	347,773
Sekisui Chemical Co. Ltd.	407,600	6,954,565
Sekisui House Ltd.	57,800	1,306,878
Sekisui Jushi Corp.	3,000	37,275
Senko Group Holdings Co. Ltd.	44,000	422,109
Senshu Electric Co. Ltd.	6,100	195,018
Senshu Ikeda Holdings, Inc.	157,500	432,718
Seria Co. Ltd.	16,800	289,039
Seven & i Holdings Co. Ltd.	476,200	6,793,622
Seven Bank Ltd.(2)	189,800	367,450
SG Holdings Co. Ltd.	25,100	255,766
Sharingtechnology, Inc.	22,400	153,154
Sharp Corp.(1)	19,200	126,114
Shibaura Electronics Co. Ltd.	1,800	54,606
Shibaura Machine Co. Ltd.	14,200	338,659
Shibaura Mechatronics Corp.	9,000	494,352
Shibuya Corp.	4,000	87,820
SHIFT, Inc.(1)	4,500	37,932
Shiga Bank Ltd.(2)	16,900	536,628
Shikoku Bank Ltd.	11,900	93,099
Shikoku Electric Power Co., Inc.	60,100	463,588
Shikoku Kasei Holdings Corp.	3,300	41,196
Shimadzu Corp.	35,200	932,829
Shimamura Co. Ltd.(2)	6,600	378,146
Shimano, Inc.	2,400	325,668
Shimizu Corp.	249,800	2,303,385

Avantis International Equity ETF
	Shares	Value
Shinagawa Refractories Co. Ltd.	10,600	$124,096
Shindengen Electric Manufacturing Co. Ltd.	300	5,149
Shin-Etsu Chemical Co. Ltd.	312,800	9,431,035
Shin-Etsu Polymer Co. Ltd.	1,900	20,015
Shinko Electric Industries Co. Ltd.(1)	40,000	1,570,721
Shinmaywa Industries Ltd.	26,700	239,140
Shinnihon Corp.	4,700	47,180
Shinsho Corp.	2,400	96,136
Shinwa Co. Ltd.	3,200	60,905
Shionogi & Co. Ltd.	139,800	2,094,301
Ship Healthcare Holdings, Inc.	60,900	782,149
Shiseido Co. Ltd.	23,732	431,347
Shizuoka Financial Group, Inc.	75,600	768,034
SHO-BOND Holdings Co. Ltd.	2,300	71,936
Shoei Co. Ltd.(2)	40,900	499,697
Showa Sangyo Co. Ltd.	11,000	206,233
SIGMAXYZ Holdings, Inc.	55,100	353,330
Siix Corp.	13,800	97,666
Sinfonia Technology Co. Ltd.	17,200	676,444
Sinko Industries Ltd.	4,500	36,314
Sintokogio Ltd.	13,300	79,794
SK-Electronics Co. Ltd.	4,900	74,344
SKY Perfect JSAT Holdings, Inc.	107,900	756,125
Skylark Holdings Co. Ltd.	4,900	82,568
SMC Corp.	1,895	686,213
SMS Co. Ltd.	7,800	60,129
Sodick Co. Ltd.	10,600	66,199
SoftBank Corp.	4,194,400	5,979,316
SoftBank Group Corp.	89,400	4,980,298
Softcreate Holdings Corp.	4,000	55,214
Software Service, Inc.	900	67,220
Sohgo Security Services Co. Ltd.	34,000	243,777
Sojitz Corp.	222,480	4,885,796
Soken Chemical & Engineering Co. Ltd.	500	10,989
Soliton Systems KK	200	1,468
Sompo Holdings, Inc.	282,800	8,419,572
Sony Group Corp., ADR	1,174,596	29,411,884
Sotetsu Holdings, Inc.	31,800	475,431
Sparx Group Co. Ltd.	4,840	50,403
S-Pool, Inc.	15,200	30,998
Square Enix Holdings Co. Ltd.	5,500	260,023
SRA Holdings	300	8,715
SRS Holdings Co. Ltd.	9,800	79,981
Stanley Electric Co. Ltd.(2)	32,200	521,914
Star Micronics Co. Ltd.	8,600	112,235
Starts Corp., Inc.	20,900	567,379
Stella Chemifa Corp.	2,500	69,308
Strike Co. Ltd.	3,600	72,826
Studio Alice Co. Ltd.	2,000	26,819
Subaru Corp.	258,400	4,790,795
Sugi Holdings Co. Ltd.	6,300	113,015
SUMCO Corp.	407,300	3,116,718
Sumida Corp.	17,300	107,365
Sumitomo Bakelite Co. Ltd.	17,400	391,196

Avantis International Equity ETF
	Shares	Value
Sumitomo Chemical Co. Ltd.	1,622,500	$3,814,667
Sumitomo Corp.	157,400	3,534,563
Sumitomo Densetsu Co. Ltd.(2)	9,300	277,484
Sumitomo Electric Industries Ltd.	312,500	5,508,003
Sumitomo Forestry Co. Ltd.	38,500	1,175,162
Sumitomo Heavy Industries Ltd.	23,700	481,350
Sumitomo Metal Mining Co. Ltd.	44,600	976,258
Sumitomo Mitsui Construction Co. Ltd.	8,700	23,929
Sumitomo Mitsui Financial Group, Inc., ADR(2)	1,226,478	18,777,378
Sumitomo Mitsui Trust Group, Inc.	255,900	6,563,315
Sumitomo Osaka Cement Co. Ltd.	153,500	3,590,328
Sumitomo Realty & Development Co. Ltd.	48,600	1,695,125
Sumitomo Riko Co. Ltd.(2)	19,900	216,311
Sumitomo Rubber Industries Ltd.	85,800	996,531
Sumitomo Seika Chemicals Co. Ltd.(2)	5,400	178,407
Sumitomo Warehouse Co. Ltd.	26,200	479,697
Sundrug Co. Ltd.	30,300	831,350
Suntory Beverage & Food Ltd.	34,000	1,089,861
Sun-Wa Technos Corp.(2)	4,000	57,931
SUNWELS Co. Ltd.	6,000	27,583
Suruga Bank Ltd.(2)	72,300	639,835
Suzuken Co. Ltd.	22,900	726,812
Suzuki Motor Corp.	308,200	3,774,246
SWCC Corp.	27,500	1,120,056
Sysmex Corp.	103,400	1,880,583
Systena Corp.	157,200	357,444
Syuppin Co. Ltd.	11,400	74,694
T RAD Co. Ltd.	900	22,451
T&D Holdings, Inc.	167,900	3,532,909
Tachibana Eletech Co. Ltd.	12,000	198,662
Tachi-S Co. Ltd.	29,400	346,150
Tadano Ltd.	17,200	123,425
Taihei Dengyo Kaisha Ltd.	800	25,214
Taiheiyo Cement Corp.	174,400	4,555,276
Taikisha Ltd.	200	5,845
Taisei Corp.	165,300	7,471,206
Taisei Lamick Co. Ltd.	100	1,680
Taiyo Holdings Co. Ltd.	7,600	199,934
Taiyo Yuden Co. Ltd.(2)	22,800	381,263
Takamatsu Construction Group Co. Ltd.(2)	4,500	80,593
Takaoka Toko Co. Ltd.(2)	2,800	37,718
Takara & Co. Ltd.	2,300	49,929
Takara Standard Co. Ltd.	22,600	254,370
Takasago International Corp.	4,900	221,055
Takasago Thermal Engineering Co. Ltd.	400	13,967
Takashimaya Co. Ltd.	217,700	1,793,715
Takeda Pharmaceutical Co. Ltd., ADR(2)	291,077	4,194,420
Takeuchi Manufacturing Co. Ltd.	600	20,655
Tama Home Co. Ltd.(2)	5,600	124,802
Tamron Co. Ltd.(2)	29,800	737,855
Tayca Corp.	200	1,923
TBS Holdings, Inc.	12,600	345,878
TDC Soft, Inc.	2,800	23,984
TDK Corp.	831,400	8,897,204

Avantis International Equity ETF
	Shares	Value
TechMatrix Corp.	28,100	$408,308
TechnoPro Holdings, Inc.	18,300	362,543
Teijin Ltd.	528,500	4,651,831
Teikoku Electric Manufacturing Co. Ltd.	4,400	89,864
Tekken Corp.	2,600	44,384
Tenma Corp.	500	8,480
Tera Probe, Inc.	2,900	65,883
Terumo Corp.	27,000	482,109
THK Co. Ltd.	24,700	630,461
TIS, Inc.	198,800	5,530,535
TKC Corp.	4,300	108,865
Toa Corp.	39,200	352,097
TOA ROAD Corp.	6,600	65,694
Toagosei Co. Ltd.	33,800	312,744
TOBISHIMA HOLDINGS, Inc.	700	8,007
Tobu Railway Co. Ltd.	56,100	970,091
TOC Co. Ltd.	600	2,530
Tocalo Co. Ltd.	23,300	272,923
Tochigi Bank Ltd.	18,200	33,613
Toda Corp.	10,900	67,188
Toei Animation Co. Ltd.	1,000	22,003
Toho Bank Ltd.	24,600	51,501
Toho Co. Ltd.	2,400	113,430
Toho Co. Ltd.	1,100	18,466
Toho Holdings Co. Ltd.	14,600	408,625
Tohoku Electric Power Co., Inc.	59,500	425,825
Tokai Carbon Co. Ltd.	66,400	406,240
Tokai Corp.	800	10,788
TOKAI Holdings Corp.	57,900	360,341
Tokai Rika Co. Ltd.	33,100	491,110
Tokai Tokyo Financial Holdings, Inc.	55,900	189,153
Token Corp.	2,800	235,441
Tokio Marine Holdings, Inc.	415,600	14,800,034
Tokushu Tokai Paper Co. Ltd.	100	2,454
Tokuyama Corp.	31,400	563,266
Tokyo Century Corp.	18,800	185,585
Tokyo Electric Power Co. Holdings, Inc.(1)	853,900	2,191,331
Tokyo Electron Ltd.	62,200	9,301,146
Tokyo Gas Co. Ltd.	89,700	2,826,874
Tokyo Kiraboshi Financial Group, Inc.	23,500	781,865
Tokyo Ohka Kogyo Co. Ltd.	21,800	524,882
Tokyo Steel Manufacturing Co. Ltd.	38,900	416,862
Tokyo Tatemono Co. Ltd.	39,000	622,775
Tokyo Tekko Co. Ltd.(2)	3,300	129,600
Tokyotokeiba Co. Ltd.	10,800	318,432
Tokyu Construction Co. Ltd.	32,800	170,656
Tokyu Corp.	44,700	516,218
Tokyu Fudosan Holdings Corp.	428,400	2,797,105
TOMONY Holdings, Inc.	89,700	301,753
Tomy Co. Ltd.(2)	76,800	1,864,709
TOPPAN Holdings, Inc.	74,700	2,211,970
Topre Corp.	24,800	303,729
Topy Industries Ltd.(2)	4,400	61,719
Toray Industries, Inc.	824,800	5,496,167

Avantis International Equity ETF
	Shares	Value
Toridoll Holdings Corp.(2)	122,400	$3,152,244
Torii Pharmaceutical Co. Ltd.	800	22,296
Toshiba TEC Corp.	5,800	116,559
Tosoh Corp.	62,500	854,069
Totech Corp.	17,300	279,397
Totetsu Kogyo Co. Ltd.	14,300	292,196
TOTO Ltd.	10,200	266,768
Towa Corp.(2)	34,500	357,111
Towa Pharmaceutical Co. Ltd.	1,200	22,369
Toyo Corp.	900	8,614
Toyo Engineering Corp.	7,700	35,754
Toyo Gosei Co. Ltd.(2)	2,300	83,233
Toyo Kanetsu KK	2,100	53,765
Toyo Seikan Group Holdings Ltd.	56,000	879,774
Toyo Suisan Kaisha Ltd.	41,900	2,492,734
Toyo Tire Corp.	83,800	1,408,699
Toyobo Co. Ltd.	43,000	277,956
Toyoda Gosei Co. Ltd.	29,700	526,076
Toyota Boshoku Corp.	16,200	217,511
Toyota Industries Corp.	9,100	790,825
Toyota Motor Corp., ADR(2)	187,698	34,063,433
Toyota Tsusho Corp.	190,400	3,193,613
TPR Co. Ltd.	12,900	198,740
Traders Holdings Co. Ltd.	15,200	92,406
Transaction Co. Ltd.	2,100	30,119
Transcosmos, Inc.	14,500	304,856
TRE Holdings Corp.	32,396	353,147
Trend Micro, Inc.	142,300	10,469,701
Trial Holdings, Inc.(2)	34,900	422,434
Trusco Nakayama Corp.	25,200	332,623
TS Tech Co. Ltd.	58,500	672,204
TSI Holdings Co. Ltd.	17,400	139,158
Tsubakimoto Chain Co.	83,000	1,059,072
Tsugami Corp.	11,800	139,803
Tsukuba Bank Ltd.	33,500	53,498
Tsuruha Holdings, Inc.	2,000	122,039
Tsuzuki Denki Co. Ltd.	3,800	59,028
TV Asahi Holdings Corp.	12,300	208,002
Tv Tokyo Holdings Corp.	2,800	64,982
UACJ Corp.	11,500	399,868
UBE Corp.	40,100	596,058
Uchida Yoko Co. Ltd.	3,000	138,038
U-Next Holdings Co. Ltd.	30,000	358,041
Unicharm Corp.	118,500	889,938
Unipres Corp.	16,500	115,640
United Arrows Ltd.	18,100	259,050
United Super Markets Holdings, Inc.	31,700	164,279
UNITED, Inc.	400	2,144
Universal Entertainment Corp.	8,000	55,727
Ushio, Inc.	6,100	86,218
USS Co. Ltd.	577,800	5,285,361
UT Group Co. Ltd.	20,700	309,454
Valor Holdings Co. Ltd.	22,100	333,121
Valqua Ltd.	700	15,089

Avantis International Equity ETF
	Shares	Value
ValueCommerce Co. Ltd.	16,500	$91,019
Vector, Inc.	21,400	132,019
Vertex Corp.	4,200	50,149
Vision, Inc.(2)	32,300	248,015
Visional, Inc.(1)	4,800	228,408
Vital KSK Holdings, Inc.	10,900	85,323
VT Holdings Co. Ltd.	18,700	63,987
Wacom Co. Ltd.	71,000	295,611
Wakachiku Construction Co. Ltd.(2)	3,300	78,692
Wakita & Co. Ltd.	10,600	119,339
Warabeya Nichiyo Holdings Co. Ltd.	10,700	146,303
WATAMI Co. Ltd.	1,600	10,784
WDB Holdings Co. Ltd.	800	9,546
Welcia Holdings Co. Ltd.	10,200	150,315
Wellnet Corp.	7,000	34,628
West Holdings Corp.	13,400	141,249
West Japan Railway Co.	86,000	1,704,143
Will Group, Inc.	200	1,318
Xebio Holdings Co. Ltd.	6,900	56,163
Yahagi Construction Co. Ltd.	5,900	49,546
Yakult Honsha Co. Ltd.(2)	45,500	915,567
YAKUODO Holdings Co. Ltd.	500	6,107
YAMABIKO Corp.	23,100	384,276
Yamada Holdings Co. Ltd.	305,700	876,047
Yamae Group Holdings Co. Ltd.	10,200	155,793
Yamagata Bank Ltd.	1,400	12,841
Yamaguchi Financial Group, Inc.	81,400	896,530
Yamaha Corp.	11,700	86,459
Yamaha Motor Co. Ltd.	596,300	4,913,049
Yamaichi Electronics Co. Ltd.	11,300	157,961
Yamami Co.	3,500	77,244
Yamanashi Chuo Bank Ltd.	1,900	26,141
Yamatane Corp.	2,700	66,592
Yamato Holdings Co. Ltd.	25,200	320,860
Yamato Kogyo Co. Ltd.	3,900	204,574
Yamazaki Baking Co. Ltd.	72,100	1,297,939
Yamazen Corp.	24,900	219,204
Yaoko Co. Ltd.	8,100	497,010
Yaskawa Electric Corp.	14,100	381,832
Yellow Hat Ltd.	18,400	345,005
Yodogawa Steel Works Ltd.	6,700	265,577
Yokogawa Bridge Holdings Corp.	23,000	394,982
Yokogawa Electric Corp.	13,100	251,154
Yokohama Rubber Co. Ltd.	36,500	814,882
Yokorei Co. Ltd.	19,700	111,819
Yokowo Co. Ltd.	1,900	18,340
Yonex Co. Ltd.	30,400	471,745
Yoshinoya Holdings Co. Ltd.	20,400	392,357
Yossix Holdings Co. Ltd.	1,500	28,371
Yotai Refractories Co. Ltd.	100	1,135
Yuasa Trading Co. Ltd.	45,600	1,374,995
Yurtec Corp.	8,800	93,163
Zacros Corp.	7,800	214,970
Zenkoku Hosho Co. Ltd.(2)	8,200	306,863

Avantis International Equity ETF
	Shares	Value
Zenrin Co. Ltd.	3,000	$19,716
Zensho Holdings Co. Ltd.	25,567	1,294,361
Zeon Corp.	28,100	277,010
ZERIA Pharmaceutical Co. Ltd.	15,300	215,665
ZIGExN Co. Ltd.	11,900	33,652
ZOZO, Inc.(2)	8,800	275,234
		1,218,428,738
Netherlands — 3.7%
Aalberts NV	95,464	3,212,635
ABN AMRO Bank NV, CVA	321,245	6,091,412
Acomo NV	1,784	35,444
Adyen NV(1)	5,646	10,306,225
Aegon Ltd.	878,304	5,515,749
AerCap Holdings NV	103,002	10,619,506
Akzo Nobel NV	91,955	5,681,211
Allfunds Group PLC	1,431	7,403
AMG Critical Materials NV(2)	22,456	386,540
Arcadis NV	20,641	1,024,199
ASM International NV	15,661	8,523,622
ASML Holding NV, NY Shares	41,234	29,238,205
ASR Nederland NV	153,107	8,124,195
Basic-Fit NV(1)(2)	35,619	850,925
BE Semiconductor Industries NV	30,221	3,407,772
Brunel International NV	8,016	86,330
Coca-Cola Europacific Partners PLC	63,581	5,484,497
Constellium SE(1)	15,340	174,569
Corbion NV	33,121	723,397
DSM-Firmenich AG	57,072	6,115,950
Flow Traders Ltd.	10,254	270,801
ForFarmers NV	1,350	5,774
Fugro NV	89,505	1,391,426
Havas NV(1)	364,312	525,307
Heineken Holding NV	6,855	503,286
Heineken NV	45,201	3,818,205
IMCD NV	4,118	611,134
ING Groep NV, ADR	1,084,004	19,219,391
InPost SA(1)	83,241	1,440,320
Just Eat Takeaway.com NV(1)	184,427	3,723,112
Kendrion NV(2)	2,268	23,781
Koninklijke Ahold Delhaize NV	468,203	16,507,627
Koninklijke BAM Groep NV	136,936	734,283
Koninklijke KPN NV	1,946,809	7,432,071
Koninklijke Philips NV, NY Shares(2)	237,891	6,192,303
Koninklijke Vopak NV	110,120	4,652,636
Nedap NV(2)	921	56,917
NN Group NV	203,444	10,315,556
OCI NV	99,199	1,148,606
PostNL NV(2)	54,562	57,313
Prosus NV(1)	215,770	9,501,662
Randstad NV	16,006	646,354
SBM Offshore NV	39,252	826,217
SIF Holding NV(1)	702	8,466
Signify NV	9,852	209,793
Sligro Food Group NV	12,946	143,680

Avantis International Equity ETF
	Shares	Value
TKH Group NV, CVA(2)	24,338	$939,070
Universal Music Group NV	254,252	7,074,276
Van Lanschot Kempen NV	10,300	493,127
Wolters Kluwer NV	69,842	10,740,822
		214,823,102
New Zealand — 0.2%
Air New Zealand Ltd.	441,352	154,294
Auckland International Airport Ltd.	343,665	1,572,652
Channel Infrastructure NZ Ltd.	2,544	2,768
Chorus Ltd.	356,402	1,668,426
Contact Energy Ltd.	248,338	1,287,888
EBOS Group Ltd.	22,838	505,045
Fisher & Paykel Healthcare Corp. Ltd.	71,357	1,364,332
Fletcher Building Ltd.(1)(2)	446,949	853,329
Genesis Energy Ltd.	53,599	66,190
Hallenstein Glasson Holdings Ltd.	3,392	15,161
Infratil Ltd.	46,257	282,319
KMD Brands Ltd.(1)	94,852	20,230
Mercury NZ Ltd.	84,990	282,680
Meridian Energy Ltd.	191,199	630,240
NZX Ltd.(2)	4,193	3,769
Oceania Healthcare Ltd.(1)	83,326	31,248
Restaurant Brands New Zealand Ltd.	933	1,883
Ryman Healthcare Ltd.(1)(2)	298,387	515,833
Skellerup Holdings Ltd.	5,129	14,597
SKYCITY Entertainment Group Ltd.	281,947	208,712
Spark New Zealand Ltd.(2)	1,697,460	2,159,954
Summerset Group Holdings Ltd.	5,090	35,173
TOWER Ltd.	29,792	23,550
Vista Group International Ltd.(1)	6	13
		11,700,286
Norway — 0.7%
2020 Bulkers Ltd.	10,286	125,438
ABG Sundal Collier Holding ASA	4,553	2,839
Aker BP ASA	23,464	486,630
Aker Horizons ASA(1)	143	22
Aker Solutions ASA	58,342	168,041
AMSC ASA(1)	588	1,325
Atea ASA(1)	8,191	96,056
Austevoll Seafood ASA	12,189	116,081
Axactor ASA(1)	598	240
B2 Impact ASA	18,817	17,342
Bakkafrost P	6,241	313,774
Belships ASA	48,780	88,642
Bluenord ASA(1)	11,374	673,451
Bonheur ASA	3,589	75,418
Borregaard ASA	5,634	93,154
BW LPG Ltd.	36,660	427,606
BW Offshore Ltd.	32,091	85,834
Cadeler AS(1)	10,043	46,149
Crayon Group Holding ASA(1)	12,776	132,097
DNB Bank ASA	216,315	4,991,213
DNO ASA	228,622	252,228
DOF Group ASA(1)	52,690	416,337

Avantis International Equity ETF
	Shares	Value
Elmera Group ASA	13,316	$38,119
Entra ASA(1)	8,571	86,196
Equinor ASA, ADR	200,785	4,696,361
Europris ASA	31,127	224,501
FLEX LNG Ltd.	8,993	197,698
Frontline PLC	34,952	560,980
Gjensidige Forsikring ASA	8,308	170,268
Golden Ocean Group Ltd.	39,604	390,892
Grieg Seafood ASA	6,083	25,672
Hexagon Composites ASA(1)	22	49
Hexagon Purus ASA(1)	11	2
Himalaya Shipping Ltd.(1)	413	2,282
Hoegh Autoliners ASA	44,092	299,877
Kid ASA	9,093	116,927
Kitron ASA	36,927	131,075
Kongsberg Automotive ASA(1)	89,738	11,418
Kongsberg Gruppen ASA	18,941	2,304,248
Leroy Seafood Group ASA	10,584	49,934
Mowi ASA	39,990	744,899
MPC Container Ships ASA	379,213	605,762
Multiconsult ASA	239	3,860
Norsk Hydro ASA	525,223	3,102,590
Norske Skog ASA(1)	1,618	3,867
Norwegian Air Shuttle ASA	418,419	427,300
Odfjell Drilling Ltd.	26,851	145,671
Odfjell Technology Ltd.	2,866	11,619
Orkla ASA	34,028	328,982
Panoro Energy ASA(1)	14,083	34,321
Pareto Bank ASA	2,473	16,740
Petronor E&P ASA(1)	898	827
Protector Forsikring ASA	11,708	330,269
Rana Gruber ASA	8,236	52,522
Salmar ASA	6,484	321,312
SATS ASA(1)	29,320	79,487
Scatec ASA(1)	56,087	402,653
Schibsted ASA, B Shares	118,457	3,184,676
Schibsted ASA, Class A	15,181	423,852
SpareBank 1 Nord Norge	26,054	307,242
Sparebank 1 Oestlandet	4,121	60,093
SpareBank 1 SMN	36,204	589,623
SpareBank 1 Sor-Norge ASA	9,930	140,244
Sparebanken Vest	6,101	77,094
Stolt-Nielsen Ltd.	13,236	311,737
Storebrand ASA	466,576	5,093,935
Subsea 7 SA	188,914	2,915,420
Telenor ASA	66,764	863,975
TGS ASA	68,744	663,712
TOMRA Systems ASA	30,974	463,884
Veidekke ASA	1,460	18,789
Wallenius Wilhelmsen ASA	24,995	191,168
Yara International ASA	37,839	1,075,999
		40,910,540
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	1,425,618	794,745

Avantis International Equity ETF
	Shares	Value
CTT-Correios de Portugal SA	22,989	$166,226
EDP Renovaveis SA	7,225	64,154
EDP SA	822,230	2,649,076
Galp Energia SGPS SA	327,187	5,395,457
Jeronimo Martins SGPS SA	17,890	385,045
Mota-Engil SGPS SA(2)	23,506	72,932
Navigator Co. SA	13,250	44,743
NOS SGPS SA	16,900	74,888
REN - Redes Energeticas Nacionais SGPS SA	154,285	391,544
Sonae SGPS SA	124,809	131,165
		10,169,975
Singapore — 1.5%
Aztech Global Ltd.	33,900	19,195
Bumitama Agri Ltd.	141,800	86,032
Capitaland India Trust	581,489	413,237
CapitaLand Investment Ltd.(2)	617,300	1,173,686
Centurion Corp. Ltd.	295,300	216,722
China Sunsine Chemical Holdings Ltd.	46,600	16,386
City Developments Ltd.	123,700	468,640
ComfortDelGro Corp. Ltd.	2,906,800	2,996,618
DBS Group Holdings Ltd.	429,823	14,679,512
Far East Orchard Ltd.	10,200	7,849
First Resources Ltd.	403,600	436,744
Frencken Group Ltd.(2)	236,700	183,801
Geo Energy Resources Ltd.	458,400	88,705
Golden Agri-Resources Ltd.	4,148,200	767,269
Grab Holdings Ltd., Class A(1)	158,829	770,321
GuocoLand Ltd.	16,800	18,035
Hafnia Ltd.	76,103	326,374
Hong Fok Corp. Ltd.	75,300	47,236
Hong Leong Asia Ltd.	13,900	9,416
Hour Glass Ltd.	52,500	62,553
Hutchison Port Holdings Trust, U Shares	2,556,700	421,799
iFAST Corp. Ltd.	54,500	347,380
Indofood Agri Resources Ltd.	80,500	18,524
ISDN Holdings Ltd.	26,800	6,165
Jardine Cycle & Carriage Ltd.(2)	37,900	748,685
Keppel Infrastructure Trust	467,565	152,465
Keppel Ltd.	812,500	4,135,578
Mandarin Oriental International Ltd.	11,500	20,606
Mewah International, Inc.	26,100	5,112
Micro-Mechanics Holdings Ltd.	3,100	3,751
Netlink NBN Trust	378,800	240,002
Olam Group Ltd.	123,300	91,382
OUE Ltd.	21,900	15,668
Oversea-Chinese Banking Corp. Ltd.	908,631	11,601,898
Oxley Holdings Ltd.(1)	19,100	961
QAF Ltd.	19,700	12,320
Raffles Medical Group Ltd.	227,500	155,771
Rex International Holding Ltd.(1)	765,300	95,729
Riverstone Holdings Ltd.	250,700	187,324
Samudera Shipping Line Ltd.	301,000	193,884
SATS Ltd.	107,198	241,555
Sea Ltd., ADR(1)	26,406	3,360,692

Avantis International Equity ETF
	Shares	Value
Seatrium Ltd.(1)	160,768	$252,260
Sembcorp Industries Ltd.	216,000	976,787
Sheng Siong Group Ltd.	398,900	484,518
Sing Investments & Finance Ltd.	1,500	1,221
Singapore Airlines Ltd.(2)	623,650	3,143,328
Singapore Exchange Ltd.	611,500	6,103,050
Singapore Post Ltd.	47,600	19,803
Singapore Technologies Engineering Ltd.	625,700	2,507,241
Singapore Telecommunications Ltd.	2,090,100	5,272,032
Stamford Land Corp. Ltd.	18,400	4,976
StarHub Ltd.	185,200	164,698
Straits Trading Co. Ltd.	3,700	3,977
Super Hi International Holding Ltd.(1)(2)	67,000	162,693
Tuan Sing Holdings Ltd.	131,493	27,403
UMS Integration Ltd.	63,300	47,962
United Overseas Bank Ltd.	485,600	13,756,396
UOL Group Ltd.	705,000	2,822,053
Venture Corp. Ltd.	72,400	675,864
Wee Hur Holdings Ltd.(2)	454,300	160,613
Wilmar International Ltd.	564,100	1,343,344
Wing Tai Holdings Ltd.	5,400	4,718
Yangzijiang Financial Holding Ltd.	974,400	429,321
Yangzijiang Shipbuilding Holdings Ltd.	3,377,400	5,963,045
Yanlord Land Group Ltd.(1)(2)	685,800	277,608
Yoma Strategic Holdings Ltd.(1)	478,000	26,607
		89,477,100
South Africa — 0.0%
Anglogold Ashanti PLC (New York)	507	14,941
Spain — 2.6%
Acciona SA	17,897	2,182,310
Acerinox SA	243,391	2,849,093
ACS Actividades de Construccion y Servicios SA	91,525	4,887,986
Aena SME SA	33,616	7,441,969
Almirall SA(2)	14,777	154,921
Amadeus IT Group SA	65,244	4,926,890
Atresmedia Corp. de Medios de Comunicacion SA	28,283	145,162
Audax Renovables SA	28,268	46,368
Banco Bilbao Vizcaya Argentaria SA, ADR	1,597,084	21,129,421
Banco de Sabadell SA	3,866,984	10,608,600
Banco Santander SA, ADR	3,244,253	20,698,334
Bankinter SA(2)	377,559	3,642,125
CaixaBank SA	945,808	6,527,307
Cellnex Telecom SA	107,550	3,831,350
CIE Automotive SA	7,394	173,454
Construcciones y Auxiliar de Ferrocarriles SA	10,433	411,186
Ebro Foods SA(2)	6,389	108,605
Enagas SA	268,465	3,484,447
Ence Energia y Celulosa SA(2)	25,400	88,064
Endesa SA	34,256	760,258
Ercros SA	19,852	58,164
Faes Farma SA	59,181	204,185
Ferrovial SE	24,762	1,100,291
Gestamp Automocion SA(2)	130,566	359,094
Grupo Catalana Occidente SA	3,270	134,909

Avantis International Equity ETF
	Shares	Value
Iberdrola SA	877,877	$12,676,153
Industria de Diseno Textil SA	205,549	11,045,607
Laboratorios Farmaceuticos Rovi SA	6,852	376,644
Logista Integral SA	14,043	402,737
Mapfre SA	254,714	712,144
Melia Hotels International SA	86,994	660,361
Metrovacesa SA	5,539	56,443
Naturgy Energy Group SA	29,431	763,187
Neinor Homes SA(1)	11,637	183,233
Redeia Corp. SA	249,119	4,458,842
Repsol SA	896,802	11,422,689
Sacyr SA	602,343	2,101,755
Solaria Energia y Medio Ambiente SA(1)(2)	22,003	179,065
Tecnicas Reunidas SA(1)	33,273	537,203
Telefonica SA, ADR	1,345,196	5,918,862
Tubacex SA(2)	18,497	73,840
Unicaja Banco SA	502,638	872,730
Vidrala SA	878	90,431
Viscofan SA(2)	17,317	1,089,964
		149,576,383
Sweden — 3.6%
AAK AB	35,108	981,464
AcadeMedia AB	75,018	548,091
AddLife AB, B Shares	6,029	91,790
AddTech AB, B Shares	81,758	2,464,053
Alfa Laval AB	70,987	3,067,882
Alimak Group AB	10,559	142,797
Alleima AB	84,923	748,739
Alligo AB, Class B	4,297	55,714
Ambea AB	27,867	287,089
AQ Group AB	33,044	512,184
Arise AB	14,586	53,379
Arjo AB, B Shares	189,397	690,203
Asmodee Group AB, Class B(1)	53,475	493,920
Assa Abloy AB, Class B	126,100	3,868,953
Atlas Copco AB, A Shares	403,721	6,893,471
Atlas Copco AB, B Shares	381,296	5,695,672
Atrium Ljungberg AB, B Shares	9,969	166,771
Attendo AB	26,666	154,724
Avanza Bank Holding AB(2)	247,414	7,444,544
Axfood AB(2)	186,207	3,946,154
Beijer Ref AB(2)	99,788	1,490,375
BICO Group AB(1)	17,241	58,575
Bilia AB, A Shares	62,552	796,058
Billerud Aktiebolag	274,012	3,049,305
BioGaia AB, B Shares	25,683	296,582
Biotage AB	137	1,423
Bjorn Borg AB	175	902
Boliden AB	137,118	4,809,446
Bonava AB, B Shares(1)	21,773	20,538
Boozt AB(1)(2)	15,428	174,524
Bufab AB	17,851	750,460
Bulten AB	2,940	19,065
Bure Equity AB	27,009	895,858

Avantis International Equity ETF
	Shares	Value
Byggmax Group AB	49,827	$230,319
Castellum AB(1)	307,498	3,424,471
Catena AB	8,626	356,827
Cibus Nordic Real Estate AB publ	40,140	606,253
Cint Group AB(1)(2)	60,344	38,037
Clas Ohlson AB, B Shares	55,552	1,249,311
Cloetta AB, B Shares	116,489	299,757
Coor Service Management Holding AB	8,924	28,056
Corem Property Group AB, B Shares	611,060	296,577
CTT Systems AB(2)	1,584	34,041
Dios Fastigheter AB(1)	52,938	352,503
Dynavox Group AB(1)	48,845	288,993
Elanders AB, B Shares	1,867	13,330
Electrolux AB, B Shares(1)	151,305	1,294,422
Electrolux Professional AB, B Shares	41,697	291,714
Elekta AB, B Shares	117,214	644,166
Embracer Group AB(1)	53,475	599,149
Enad Global 7 AB	27,915	32,481
Eolus Vind AB, B Shares	914	4,814
Epiroc AB, A Shares	236,287	4,611,427
Epiroc AB, B Shares	78,308	1,340,657
EQT AB	51,478	1,603,025
Essity AB, B Shares	187,957	5,172,301
Evolution AB	4,085	312,274
Fabege AB	54,307	433,236
Fastighets AB Balder, B Shares(1)	201,166	1,426,750
Fastighetsbolaget Emilshus AB, Class B(1)	173	827
Fortnox AB	76,358	491,176
G5 Entertainment AB	429	5,673
Getinge AB, B Shares(2)	100,565	1,988,105
Granges AB	48,586	618,636
H & M Hennes & Mauritz AB, B Shares(2)	294,543	3,949,448
Hanza AB	1,195	8,987
Heba Fastighets AB, Class B	6,956	19,747
Hemnet Group AB	23,275	870,693
Hexagon AB, B Shares	131,835	1,520,292
Hexatronic Group AB(1)(2)	170,539	492,894
Hexpol AB	59,393	580,057
Hoist Finance AB(1)	26,685	187,687
Holmen AB, B Shares	12,732	501,092
Hufvudstaden AB, A Shares(2)	30,340	342,751
Humble Group AB(1)	36,065	37,765
Husqvarna AB, B Shares	126,256	648,720
Industrivarden AB, A Shares	29,378	1,111,127
Indutrade AB	85,575	2,439,869
Instalco AB(2)	31,779	98,958
Investment AB Latour, B Shares	23,902	648,809
INVISIO AB	3,084	107,077
Inwido AB	6,499	122,897
JM AB	54,655	766,110
Kabe Group AB, Class B	216	5,639
Kopparbergs Bryggeri AB, B Shares	1,831	19,539
Lifco AB, B Shares	44,112	1,511,257
Lime Technologies AB	677	23,808

Avantis International Equity ETF
	Shares	Value
Lindab International AB(2)	1,184	$21,832
Loomis AB	141,004	5,440,050
Maha Energy AB(1)	36,118	17,672
Medcap AB(1)(2)	3,148	113,560
MEKO AB	24,341	274,059
Mildef Group AB	6,688	114,206
Modern Times Group MTG AB, B Shares(1)	38,710	437,109
Momentum Group AB	643	11,036
Mycronic AB	44,874	1,899,446
NCC AB, B Shares	48,433	878,887
Neobo Fastigheter AB(1)	87,475	136,711
Net Insight AB, B Shares(1)	69,092	31,308
New Wave Group AB, B Shares	56,416	576,394
Nibe Industrier AB, B Shares	187,038	700,359
Nilorngruppen AB, B Shares	49	309
Nobia AB(1)	149,775	54,845
Nolato AB, B Shares	66,543	377,171
Nordnet AB publ	23,372	530,558
Norion Bank AB(1)	13,975	53,304
NP3 Fastigheter AB	12,371	301,113
Nyfosa AB(1)	74,058	684,257
Orron Energy AB(1)(2)	71,093	39,692
Ovzon AB(1)	1,812	3,320
Pandox AB	26,160	487,475
Paradox Interactive AB	27,309	529,433
Peab AB, Class B	48,603	365,532
Platzer Fastigheter Holding AB, B Shares	25,339	198,357
Profoto Holding AB	290	1,082
RaySearch Laboratories AB	26,316	611,518
Rusta AB	39,073	290,457
Rvrc Holding AB	19,493	79,373
Saab AB, Class B	254,714	7,607,636
Sagax AB, B Shares(2)	3,456	71,718
Sagax AB, D Shares	2,138	6,516
Samhallsbyggnadsbolaget i Norden AB(2)	469,048	178,689
Samhallsbyggnadsbolaget i Norden AB, D Shares	47,848	28,198
Sandvik AB	220,934	4,804,459
Scandi Standard AB	15,320	120,738
Scandic Hotels Group AB	101,689	806,001
Sectra AB, B Shares(1)	30,651	674,732
Securitas AB, B Shares	51,842	749,474
Sinch AB(1)	206,551	456,531
Skandinaviska Enskilda Banken AB, A Shares	400,888	6,442,403
Skanska AB, B Shares	230,162	5,461,046
SKF AB, B Shares(2)	185,900	4,016,969
SkiStar AB	46,563	732,195
Solid Forsakring AB	1,553	12,160
Spotify Technology SA(1)	15,536	9,446,043
SSAB AB, A Shares	38,295	231,508
SSAB AB, B Shares(2)	684,699	4,123,401
Storytel AB(1)	42,533	370,102
Svenska Cellulosa AB SCA, B Shares(2)	213,186	2,917,673
Svenska Handelsbanken AB, A Shares	440,391	5,531,949
Sweco AB, B Shares	19,273	331,334

Avantis International Equity ETF
	Shares	Value
Swedbank AB, A Shares(2)	287,064	$6,905,751
Swedish Orphan Biovitrum AB(1)	9,753	286,766
Synsam AB	12,223	50,732
Tele2 AB, B Shares	302,688	3,589,369
Telefonaktiebolaget LM Ericsson, ADR	623,282	5,135,844
Telia Co. AB	1,506,539	4,891,731
TF Bank AB(1)	688	23,899
Thule Group AB	42,482	1,368,948
Trelleborg AB, B Shares	128,130	4,992,651
Troax Group AB	9,675	174,298
Truecaller AB, B Shares	156,772	1,191,465
VBG Group AB, B Shares	6,649	191,875
Verve Group SE(1)	77,059	304,445
Viaplay Group AB, B Shares(1)(2)	823,648	64,807
Vitec Software Group AB, B Shares	6,408	359,140
Vitrolife AB	3,780	69,590
Volvo AB, A Shares	22,925	710,045
Volvo AB, B Shares	433,686	13,461,708
Volvo Car AB, Class B(1)(2)	480,665	1,015,520
Wallenstam AB, B Shares(2)	27,044	120,121
Wihlborgs Fastigheter AB	56,076	543,300
		210,609,141
Switzerland — 8.0%
ABB Ltd.	220,855	11,904,932
Accelleron Industries AG	62,495	2,975,813
Adecco Group AG	6,966	189,587
Alcon AG	135,185	12,612,739
Allreal Holding AG	2,676	510,801
ALSO Holding AG	4,251	1,316,811
ams-OSRAM AG(1)	42,036	450,549
Arbonia AG(1)	57,618	805,784
Aryzta AG(1)	620,309	1,283,613
Ascom Holding AG	18,654	78,807
Autoneum Holding AG	3,610	524,935
Avolta AG(1)	52,602	2,390,043
Bachem Holding AG, Class B	6,685	432,778
Baloise Holding AG	28,354	5,480,412
Banque Cantonale Vaudoise	12,892	1,373,224
Barry Callebaut AG	1,771	2,139,862
Basellandschaftliche Kantonalbank	14	14,270
Basilea Pharmaceutica Ag Allschwil(1)	1,845	96,512
Belimo Holding AG	5,196	3,518,641
Bell Food Group AG	420	116,564
Bellevue Group AG(2)	1,552	23,661
BKW AG	5,581	982,906
Bossard Holding AG, Class A	2,514	560,984
Bucher Industries AG	4,598	1,963,733
Burckhardt Compression Holding AG	6,070	4,235,795
Burkhalter Holding AG	962	108,112
Bystronic AG	324	109,074
Calida Holding AG	166	4,082
Cembra Money Bank AG	47,381	5,085,734
Chocoladefabriken Lindt & Spruengli AG	8	977,478
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	87	1,101,006

Avantis International Equity ETF
	Shares	Value
Cicor Technologies Ltd.(1)	2,238	$181,319
Cie Financiere Richemont SA, Class A	79,149	16,218,657
Clariant AG(1)	316,496	3,517,363
Coltene Holding AG(1)	899	53,460
Comet Holding AG	311	91,785
COSMO Pharmaceuticals NV	2,518	183,664
CPH Group AG	46	3,600
Daetwyler Holding AG, Bearer Shares	2,548	353,552
DKSH Holding AG	57,001	4,517,465
dormakaba Holding AG	2,363	1,715,294
EFG International AG(1)	20,976	326,613
Emmi AG	5,788	5,291,349
EMS-Chemie Holding AG	5,695	3,993,268
Feintool International Holding AG	829	11,124
Flughafen Zurich AG	12,556	3,089,509
Forbo Holding AG	467	481,182
Geberit AG	9,972	5,863,864
Georg Fischer AG	65,361	5,066,093
Givaudan SA	1,330	5,993,769
Gurit Holding AG, Bearer Shares(2)	530	9,521
Helvetia Holding AG	30,264	5,685,902
Holcim AG(1)	148,658	16,296,033
Huber & Suhner AG	7,657	663,600
Hypothekarbank Lenzburg AG	1	4,627
Implenia AG	10,484	425,164
Ina Invest AG(1)	225	5,336
Inficon Holding AG	1,081	1,394,325
Interroll Holding AG	189	455,053
Intershop Holding AG	655	100,251
Julius Baer Group Ltd.	128,424	8,666,645
Komax Holding AG(2)	1,913	264,528
Kuehne & Nagel International AG	27,586	6,364,066
LEM Holding SA(2)	285	266,437
Leonteq AG	2,830	56,687
Liechtensteinische Landesbank AG	1,502	130,272
Logitech International SA	74,671	7,399,211
Lonza Group AG	15,379	9,764,844
Medacta Group SA	922	135,188
Medmix AG(2)	5,256	65,852
Metall Zug AG, B Shares(2)	13	15,192
Mikron Holding AG	1,720	28,649
Mobilezone Holding AG(2)	35,436	482,140
Mobimo Holding AG	3,044	1,038,175
Molecular Partners AG(1)	12	55
Montana Aerospace AG(1)	8,275	160,508
Nestle SA	243,107	23,467,977
Novartis AG, ADR(2)	254,606	27,764,784
OC Oerlikon Corp. AG Pfaffikon	49,142	223,124
Orior AG	4,153	137,290
Partners Group Holding AG	10,247	15,173,370
Peach Property Group AG(1)(2)	3,406	29,830
Perlen Industrieholding AG(1)	46	942
PolyPeptide Group AG(1)	8,220	187,986
PSP Swiss Property AG	33,959	5,003,682

Avantis International Equity ETF
	Shares	Value
R&S Group Holding AG(1)	6,074	$111,874
Rieter Holding AG	1,349	131,016
Roche Holding AG	157,130	52,329,008
Roche Holding AG, Bearer Shares	6,119	2,147,356
Schindler Holding AG	5,818	1,714,962
Schindler Holding AG, Bearer Participation Certificate	15,311	4,700,697
Schweiter Technologies AG	557	275,707
Schweizerische Nationalbank(1)	8	31,634
SFS Group AG	11,740	1,526,712
SGS SA	61,758	6,349,071
Siegfried Holding AG	4,170	4,465,048
SIG Group AG(1)	19,460	386,716
Sika AG	19,336	4,929,875
SKAN Group AG	3,548	287,595
Softwareone Holding AG(1)	4,746	32,177
Sonova Holding AG	2,316	745,386
St. Galler Kantonalbank AG	331	173,948
Stadler Rail AG	44,678	1,016,118
Straumann Holding AG	23,977	3,264,998
Sulzer AG	6,230	1,084,971
Swatch Group AG	16,585	631,877
Swatch Group AG, Bearer Shares	16,583	3,229,371
Swiss Life Holding AG	16,587	14,508,097
Swiss Prime Site AG	46,003	5,304,892
Swiss Re AG	104,609	16,815,862
Swisscom AG	15,199	8,664,797
Swissquote Group Holding SA	10,673	4,374,150
Tecan Group AG	687	150,259
Temenos AG	23,985	1,975,379
TX Group AG	1,335	309,055
u-blox Holding AG	3,817	323,049
UBS Group AG(2)	988,908	33,909,655
Valiant Holding AG	5,920	759,270
VAT Group AG	12,328	4,665,969
Vetropack Holding AG	5,522	170,601
Vontobel Holding AG	11,237	827,339
VZ Holding AG	2,239	377,932
V-ZUG Holding AG(1)	430	23,595
Ypsomed Holding AG	629	245,820
Zehnder Group AG	7,109	426,817
Zurich Insurance Group AG	47,197	31,182,542
		466,770,615
United Kingdom — 13.2%
3i Group PLC	487,725	24,411,046
4imprint Group PLC	14,453	955,097
abrdn PLC	836,592	1,673,929
Admiral Group PLC	111,850	4,055,351
AG Barr PLC	18,515	141,403
Airtel Africa PLC	268,708	484,326
AJ Bell PLC	176,747	946,436
Alliance Pharma PLC(1)(2)	163,325	128,225
Anglo American PLC	409,401	12,066,725
Anglo Asian Mining PLC(1)	65,134	96,063
Antofagasta PLC	144,452	3,183,796

Avantis International Equity ETF
	Shares	Value
Ashmore Group PLC	99,843	$186,771
Ashtead Group PLC	200,442	12,214,741
ASOS PLC(1)	27,625	116,564
Associated British Foods PLC	68,639	1,642,017
Aston Martin Lagonda Global Holdings PLC(1)(2)	154,698	162,046
AstraZeneca PLC, ADR	373,487	28,463,444
Atalaya Mining Copper SA	114,537	525,417
Auto Trader Group PLC	443,974	4,357,835
Aviva PLC	714,480	4,915,954
B&M European Value Retail SA	598,445	2,101,123
Babcock International Group PLC	153,014	1,293,614
BAE Systems PLC	447,680	8,005,217
Balfour Beatty PLC	261,696	1,533,818
Barclays PLC, ADR	1,553,957	24,614,679
Barratt Redrow PLC	673,127	3,640,934
Beazley PLC	246,989	2,742,588
Begbies Traynor Group PLC	52,218	60,573
Bellway PLC	75,679	2,247,506
Berkeley Group Holdings PLC	55,742	2,536,490
Bloomsbury Publishing PLC	34,859	269,266
Bodycote PLC	117,034	951,660
boohoo Group PLC(1)(2)	748,195	255,307
BP PLC, ADR	921,800	30,530,016
Breedon Group PLC	47,769	266,405
BT Group PLC(2)	4,581,844	9,238,648
Bunzl PLC	48,488	2,062,966
Burberry Group PLC	297,680	4,094,855
Burford Capital Ltd. (London)	86,124	1,339,879
Bytes Technology Group PLC	221,420	1,174,043
Canal & SA(1)	364,312	797,386
Capita PLC(1)(2)	1,511	250
Capital Ltd.	64,014	60,274
Capricorn Energy PLC	137,846	455,748
Carnival PLC, ADR(1)	81,697	1,766,289
Central Asia Metals PLC	157,929	305,612
Centrica PLC	3,988,465	7,526,997
Cerillion PLC	3,392	66,956
Chemring Group PLC	138,510	651,340
Clarkson PLC	5,303	295,826
Close Brothers Group PLC(1)	94,385	395,162
CMC Markets PLC	124,654	324,766
Coats Group PLC	1,279,341	1,410,866
Coca-Cola HBC AG(1)	124,058	5,257,060
Cohort PLC	5,861	80,196
Compass Group PLC	224,860	7,871,436
Computacenter PLC	53,241	1,441,248
Conduit Holdings Ltd.	17,595	87,697
ConvaTec Group PLC	96,270	315,612
Costain Group PLC	58,013	78,400
Cranswick PLC	7,071	436,236
Crest Nicholson Holdings PLC	242,366	483,063
Croda International PLC	20,310	847,351
CVS Group PLC	40,808	522,885
DCC PLC	22,508	1,526,332

Avantis International Equity ETF
	Shares	Value
De La Rue PLC(1)	31,022	$46,823
DFS Furniture PLC	68,053	115,175
Diageo PLC, ADR	95,598	10,402,974
Direct Line Insurance Group PLC	715,746	2,506,380
Diversified Energy Co. PLC	14,034	188,444
Domino's Pizza Group PLC	73,055	267,907
dotdigital group PLC	90,612	86,885
Dowlais Group PLC	815,558	717,961
Dr. Martens PLC	19,907	16,632
Drax Group PLC	487,799	3,751,765
Dunelm Group PLC	103,013	1,265,022
easyJet PLC	333,656	2,128,948
Ecora Resources PLC	107,103	80,215
Elementis PLC	84,061	160,654
Endeavour Mining PLC	52,877	1,047,855
Energean PLC	31,625	404,249
EnQuest PLC(1)	2,165,763	324,190
Essentra PLC	3,157	4,651
Experian PLC	176,484	8,407,195
FDM Group Holdings PLC	26,319	72,107
Ferrexpo PLC(1)	225,649	212,633
Firstgroup PLC	999,191	2,012,053
Forterra PLC	136,938	263,441
Foxtons Group PLC	42,157	32,865
Frasers Group PLC(1)	161,291	1,269,832
Fresnillo PLC	14,756	139,803
Frontier Developments PLC(1)	566	1,369
Funding Circle Holdings PLC(1)	81,072	108,512
Games Workshop Group PLC	33,943	6,137,661
Gamma Communications PLC	31,520	525,721
Gateley Holdings PLC	13,965	24,038
Genel Energy PLC(1)	114,707	97,502
Georgia Capital PLC(1)	38,079	695,034
Glencore PLC(1)	1,646,601	6,617,819
Grafton Group PLC	168,005	1,769,087
Grainger PLC	304,163	792,348
Greggs PLC	110,991	2,946,727
GSK PLC, ADR(2)	537,006	20,186,056
Gulf Keystone Petroleum Ltd.	318,582	761,757
Gym Group PLC(1)	44,874	72,991
Haleon PLC, ADR(2)	689,378	7,017,868
Halfords Group PLC	194,454	299,052
Halma PLC	62,148	2,203,417
Harbour Energy PLC	75,634	217,690
Hargreaves Lansdown PLC	165,055	2,300,188
Hays PLC	936,178	834,258
Helios Towers PLC(1)	373,640	462,719
Hikma Pharmaceuticals PLC	117,964	3,216,567
Hill & Smith PLC	48,935	1,192,308
Hilton Food Group PLC	10,399	112,298
Hiscox Ltd.	136,769	2,048,386
Hochschild Mining PLC(1)	293,560	683,449
Hollywood Bowl Group PLC	107,419	356,501
Howden Joinery Group PLC	551,053	5,392,749

Avantis International Equity ETF
	Shares	Value
HSBC Holdings PLC, ADR(2)	740,055	$44,336,695
Hunting PLC	112,533	447,802
hVIVO PLC	95,790	19,939
Ibstock PLC	315,122	645,472
IG Group Holdings PLC	247,681	2,979,384
IMI PLC	137,386	3,493,680
Impax Asset Management Group PLC	69,153	150,531
Inchcape PLC	163,405	1,398,363
Indivior PLC(1)	111,724	987,300
Informa PLC	39,961	434,683
IntegraFin Holdings PLC	31,957	131,675
InterContinental Hotels Group PLC	22,305	2,794,382
Intermediate Capital Group PLC	138,250	4,002,629
International Distribution Services PLC	436,112	2,004,120
International Personal Finance PLC	181,684	298,769
International Workplace Group PLC	460,665	1,159,193
Intertek Group PLC	66,377	4,308,118
Investec PLC	312,799	2,038,181
IP Group PLC(1)(2)	793,223	431,050
IQE PLC(1)(2)	189,137	31,639
ITV PLC	1,085	973
J D Wetherspoon PLC	113,319	849,842
J Sainsbury PLC	1,513,343	4,934,955
Jadestone Energy PLC(1)	100,587	34,184
JD Sports Fashion PLC	1,519,586	1,501,278
JET2 PLC	219,029	3,891,879
Johnson Matthey PLC	123,169	2,226,846
Johnson Service Group PLC	132,006	218,189
Jubilee Metals Group PLC(1)(2)	1,440,734	60,647
Jupiter Fund Management PLC	276,608	255,762
Just Group PLC	793,253	1,675,959
Kainos Group PLC	53,028	460,500
Keller Group PLC	78,223	1,297,711
Kier Group PLC	60,131	112,707
Kingfisher PLC	1,247,015	3,894,956
Lancashire Holdings Ltd.	102,710	797,909
Legal & General Group PLC	1,406,638	4,355,718
Lion Finance Group PLC	40,479	2,702,452
Liontrust Asset Management PLC	42,651	221,481
Lloyds Banking Group PLC, ADR(2)	5,202,097	19,507,864
London Stock Exchange Group PLC	28,538	4,267,219
Luceco PLC	44,395	80,162
M&C Saatchi PLC	40,784	89,396
M&G PLC	871,316	2,327,196
Man Group PLC	486,938	1,311,079
Marks & Spencer Group PLC	1,922,027	8,626,499
Marlowe PLC(2)	28,586	122,879
Marshalls PLC	54,698	168,866
Marston's PLC(1)	576,381	307,465
Mears Group PLC	70,880	326,034
Mitchells & Butlers PLC(1)	227,398	638,028
Mitie Group PLC	1,061,897	1,568,711
Mobico Group PLC(1)	104,050	89,374
Molten Ventures PLC(1)	101,289	386,130

Avantis International Equity ETF
	Shares	Value
Mondi PLC	134,443	$2,090,129
MONY Group PLC	190,718	473,005
Moonpig Group PLC	90,724	245,503
Morgan Advanced Materials PLC	178,597	485,413
Morgan Sindall Group PLC	30,068	1,264,973
Mortgage Advice Bureau Holdings Ltd.	20,805	197,553
Motorpoint group PLC(1)(2)	26,155	41,708
National Grid PLC, ADR(2)	151,994	9,443,387
NatWest Group PLC, ADR(2)	1,022,372	12,503,610
Next 15 Group PLC	4,839	18,385
Next PLC	76,147	9,656,440
Nexxen International Ltd.(1)	28,939	235,647
Ninety One PLC	203,946	359,046
Norcros PLC	7,542	21,388
Ocado Group PLC(1)	27,602	90,956
OSB Group PLC	343,766	1,942,581
Oxford Biomedica PLC(1)(2)	5,064	21,062
Pagegroup PLC	359,000	1,450,173
Pan African Resources PLC	2,932,339	1,264,839
Pantheon Resources PLC(1)(2)	216,300	161,314
Paragon Banking Group PLC	166,491	1,586,234
Pearson PLC, ADR(2)	39,232	677,144
Pennon Group PLC(2)	378,664	2,001,261
Persimmon PLC	146,909	2,237,790
Petra Diamonds Ltd.(1)(2)	178,183	60,665
Phoenix Group Holdings PLC	162,574	1,064,769
Pinewood Technologies Group PLC	84,723	389,228
Playtech PLC(1)	117,276	1,081,836
Plus500 Ltd.	112,270	3,961,979
Polar Capital Holdings PLC	7,228	39,904
Prax Exploration & Production PLC(1)	747,023	16,632
Premier Foods PLC	343,492	792,593
Prudential PLC, ADR(2)	228,910	4,209,655
PZ Cussons PLC	148,503	148,275
QinetiQ Group PLC	112,735	576,297
Quilter PLC	1,587,504	3,020,834
Rathbones Group PLC	35,701	724,239
Reach PLC	252,850	272,053
Reckitt Benckiser Group PLC	199,519	13,205,634
RELX PLC, ADR	382,334	18,493,496
Renew Holdings PLC	17,838	148,475
Renewi PLC	34,503	370,050
Renishaw PLC	1,934	70,533
Rentokil Initial PLC	149,760	751,848
Restore PLC(2)	3,388	9,485
Ricardo PLC	16,444	46,687
Rightmove PLC	626,776	5,310,944
Rio Tinto PLC, ADR	261,742	15,851,095
Rolls-Royce Holdings PLC(1)	986,311	9,311,170
RS Group PLC	130,891	1,008,788
RWS Holdings PLC	1,267	1,976
S4 Capital PLC(1)(2)	124,798	47,256
Sabre Insurance Group PLC	1,044	1,689
Sage Group PLC	61,970	993,316

Avantis International Equity ETF
	Shares	Value
Savannah Energy PLC(1)	164,064	$206
Savills PLC	44,382	582,539
Schroders PLC	245,467	1,145,768
Secure Trust Bank PLC	1,612	8,791
Senior PLC	242,058	493,756
Serco Group PLC	141,618	292,227
Serica Energy PLC	342,511	545,112
Severn Trent PLC	27,659	873,211
Shell PLC, ADR	723,761	48,824,917
SIG PLC(1)(2)	195,286	29,787
Smith & Nephew PLC, ADR	129,901	3,761,933
Smiths Group PLC	40,127	1,021,441
Softcat PLC	85,830	1,629,963
Spectris PLC	1,354	49,395
Speedy Hire PLC	425,495	101,119
Spirax Group PLC	11,725	1,082,652
Spire Healthcare Group PLC	129,807	370,396
Spirent Communications PLC(1)	71,334	166,415
SSE PLC	440,342	8,488,888
SSP Group PLC	437,515	923,518
St. James's Place PLC	335,509	4,496,654
Standard Chartered PLC	880,523	14,176,668
SThree PLC	127,648	391,681
Strix Group PLC(1)(2)	161,732	99,110
Synthomer PLC(1)	55,412	91,745
Tate & Lyle PLC	291,482	1,998,814
Taylor Wimpey PLC	2,076,658	2,980,585
TBC Bank Group PLC	47,298	2,560,831
Telecom Plus PLC	10,581	225,190
Tesco PLC	3,625,191	17,382,869
TI Fluid Systems PLC	418,626	1,033,625
TP ICAP Group PLC	404,593	1,325,505
Travis Perkins PLC	107,350	884,468
Treatt PLC	2,577	13,063
TUI AG(1)	156,867	1,142,450
Tullow Oil PLC(1)(2)	371,598	71,168
Unilever PLC, ADR	278,837	15,782,174
United Utilities Group PLC	385,477	4,767,406
Vanquis Banking Group PLC	299,311	199,680
Vertu Motors PLC	409,981	267,433
Vesuvius PLC	101,836	524,710
Victrex PLC	33,370	388,474
Vistry Group PLC(1)	189,878	1,474,079
Vodafone Group PLC, ADR	1,228,601	10,823,975
Watches of Switzerland Group PLC(1)	125,846	760,585
Watkin Jones PLC(1)	151,463	57,848
Weir Group PLC	59,331	1,826,992
WH Smith PLC	56,333	822,635
Whitbread PLC	97,015	3,276,762
Wickes Group PLC	358,221	713,079
WPP PLC, ADR(2)	17,232	698,930
XP Power Ltd.(1)	1,241	16,113
Yellow Cake PLC(1)	171,707	971,394
Young & Co.'s Brewery PLC, Class A	3,195	34,148

Avantis International Equity ETF
	Shares	Value
Zigup PLC	270,168	$1,062,350
		771,283,116
United States — 0.1%
Chord Energy Corp.	20,639	2,359,038
Cleveland-Cliffs, Inc.(1)	4,857	52,650
Coeur Mining, Inc.(1)	130,060	669,809
Ferguson Enterprises, Inc.	15,200	2,698,471
International Paper Co.	31,351	1,731,382
Viemed Healthcare, Inc.(1)	1,648	12,920
		7,524,270
TOTAL COMMON STOCKS (Cost $5,049,564,029)		5,815,031,925
RIGHTS — 0.0%
New Zealand — 0.0%
Ryman Healthcare Ltd.(1)	63,791	821
Sweden — 0.0%
AcadeMedia AB(1)	75,018	3,720
Cint Group AB(1)	120,688	17,318
		21,038
United States — 0.0%
Resolute Forest Products, Inc.(1)	20,752	208
TOTAL RIGHTS (Cost $41,652)		22,067
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	1,432	72
Canada — 0.0%
Constellation Software, Inc.(1)	1,886	13
Italy — 0.0%
Fincantieri SpA(1)	9,846	7,876
Webuild SpA(1)(2)	3,662	12,105
		19,981
TOTAL WARRANTS (Cost $—)		20,066
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $105,320,763)	105,320,763	105,320,763
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $5,154,926,444)		5,920,394,821
OTHER ASSETS AND LIABILITIES — (1.5)%		(84,800,564)
TOTAL NET ASSETS — 100.0%		$5,835,594,257

Avantis International Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.1%
Industrials	19.2%
Consumer Discretionary	11.5%
Materials	9.8%
Health Care	7.2%
Energy	6.3%
Consumer Staples	6.1%
Information Technology	5.9%
Communication Services	4.3%
Utilities	3.6%
Real Estate	1.7%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $238,321,195. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $248,504,095, which includes securities collateral of $143,183,332.

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)

Avantis International Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 5.9%
Ampol Ltd.	50,542	$835,567
Aurizon Holdings Ltd.	395,141	799,604
BHP Group Ltd., ADR	147,407	7,146,291
BlueScope Steel Ltd.	82,327	1,243,794
Brambles Ltd.	171,044	2,231,431
Coles Group Ltd.	191,288	2,377,227
Evolution Mining Ltd.	500,455	1,917,390
Fortescue Ltd.	162,177	1,664,214
Harvey Norman Holdings Ltd.	89,428	290,873
James Hardie Industries PLC(1)	33,974	1,077,242
JB Hi-Fi Ltd.	456	26,220
Mineral Resources Ltd.	26,810	380,033
New Hope Corp. Ltd.	116,032	290,203
Northern Star Resources Ltd.	172,210	1,860,346
Orica Ltd.	42,404	435,019
QBE Insurance Group Ltd.	198,667	2,667,335
Rio Tinto Ltd.	25,079	1,767,538
Santos Ltd.	457,649	1,869,178
South32 Ltd.	206,254	454,624
Telstra Group Ltd.	384,924	994,108
Wesfarmers Ltd.	52,821	2,449,679
Whitehaven Coal Ltd.	195,972	686,170
Woodside Energy Group Ltd.	23,712	371,305
Woodside Energy Group Ltd., ADR	10,782	165,504
Woolworths Group Ltd.	9,058	169,427
Yancoal Australia Ltd.	129,346	489,004
		34,659,326
Austria — 0.3%
Erste Group Bank AG	5,978	401,543
OMV AG	11,605	513,049
Raiffeisen Bank International AG	11,834	318,621
UNIQA Insurance Group AG	15,563	142,291
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,373	51,600
voestalpine AG	12,657	292,334
		1,719,438
Belgium — 0.7%
Ackermans & van Haaren NV	1,393	283,534
Ageas SA	10,662	583,750
Anheuser-Busch InBev SA, ADR	10,078	603,067
Azelis Group NV	2,298	43,552
Bekaert SA	876	31,550
Colruyt Group NV	4,770	183,618
D'ieteren Group	1,428	237,130
KBC Ancora	4,002	231,577
KBC Group NV	15,035	1,304,032
Lotus Bakeries NV	29	262,765
Melexis NV(2)	807	47,958
Proximus SADP	7,621	47,412
Solvay SA	6,872	224,148
Syensqo SA	1,420	104,083
Umicore SA	14,107	127,728
		4,315,904

Avantis International Large Cap Value ETF
	Shares	Value
Canada — 10.8%
Agnico Eagle Mines Ltd.	32,999	$3,178,898
Alamos Gold, Inc., Class A	74,356	1,699,125
Alimentation Couche-Tard, Inc.	2,466	122,605
ARC Resources Ltd.	103,834	1,917,708
Aritzia, Inc.(1)	15,200	700,140
B2Gold Corp.	40,769	109,056
Bank of Montreal	37,612	3,867,400
Bank of Nova Scotia	75,454	3,745,710
Barrick Gold Corp.	1,330	23,589
BCE, Inc.	5,573	128,737
BRP, Inc.	500	19,827
Canadian Imperial Bank of Commerce	67,296	4,077,996
Canadian National Railway Co.	12,432	1,260,429
Canadian Natural Resources Ltd.	113,190	3,195,999
Canadian Tire Corp. Ltd., Class A	2,294	226,316
Capital Power Corp.	32,007	1,122,540
Celestica, Inc. (Toronto)(1)	10,497	1,120,913
Cenovus Energy, Inc.	137,843	1,906,507
Element Fleet Management Corp.	40,932	818,781
Empire Co. Ltd., Class A	26,006	809,435
Gildan Activewear, Inc.	16,987	917,597
iA Financial Corp., Inc.	19,435	1,823,068
IGM Financial, Inc.	4,502	141,867
Imperial Oil Ltd.	16,431	1,114,026
Keyera Corp.	43,583	1,278,194
Kinross Gold Corp.	234,341	2,510,652
Loblaw Cos. Ltd.	11,460	1,500,513
Lundin Gold, Inc.	14,057	387,290
Lundin Mining Corp.	11,983	95,997
Magna International, Inc.	44,006	1,602,679
MEG Energy Corp.	49,201	765,859
National Bank of Canada	32,544	2,708,570
Nutrien Ltd.	57,866	3,032,590
Onex Corp.	8	591
Parkland Corp.	318	7,829
Royal Bank of Canada	26,825	3,170,236
Sun Life Financial, Inc.	1,660	92,320
Suncor Energy, Inc.	108,213	4,140,779
Teck Resources Ltd., Class B	10,296	414,331
Toromont Industries Ltd.	6,700	562,536
Toronto-Dominion Bank	60,987	3,652,265
Tourmaline Oil Corp.	44,582	2,056,920
Veren, Inc.	75,778	413,787
Whitecap Resources, Inc.	82,104	557,859
		63,000,066
Denmark — 0.6%
AP Moller - Maersk AS, A Shares	48	83,318
AP Moller - Maersk AS, B Shares	77	135,468
Carlsberg AS, B Shares	119	14,905
Danske Bank AS	10,033	337,442
H Lundbeck AS	3,815	21,253
Jyske Bank AS	2,195	177,547
NKT AS(1)	2,378	162,458

Avantis International Large Cap Value ETF
	Shares	Value
Novo Nordisk AS, ADR	20,494	$1,857,781
Novonesis (Novozymes) B, B Shares	336	20,339
Orsted AS(1)	5,108	223,979
Ringkjoebing Landbobank AS	1,290	216,759
Rockwool AS, B Shares	336	132,801
Vestas Wind Systems AS(1)	1,521	21,421
		3,405,471
Finland — 1.4%
Cargotec OYJ, B Shares	20,337	979,650
Elisa OYJ	588	27,079
Huhtamaki OYJ	8,784	326,492
Kemira OYJ(2)	47,606	1,049,620
Kesko OYJ, B Shares	111,604	2,115,623
Kojamo OYJ(1)	789	7,566
Nokia OYJ, ADR	340,647	1,635,106
Nordea Bank Abp(2)	90,082	1,184,479
Stora Enso OYJ, R Shares(2)	333	3,579
Wartsila OYJ Abp	47,906	911,667
		8,240,861
France — 8.9%
Arkema SA	6,816	561,085
Ayvens SA	9,391	78,875
Bouygues SA	60	2,055
Carrefour SA(2)	102,424	1,360,174
Cie de Saint-Gobain SA	53,091	5,312,960
Cie Generale des Etablissements Michelin SCA	119,137	4,234,308
Dassault Aviation SA	3,519	901,458
Eiffage SA	16,598	1,667,260
Gaztransport Et Technigaz SA	8,008	1,224,875
Getlink SE	38,879	644,842
Ipsen SA	5,892	683,366
JCDecaux SE(1)	15,192	230,484
Kering SA	2,760	773,315
La Francaise des Jeux SACA	28,194	1,077,122
LVMH Moet Hennessy Louis Vuitton SE	9,782	7,068,074
Nexans SA	8,146	849,274
Orange SA	295,150	3,536,837
Renault SA	26,205	1,361,703
Safran SA	23,100	6,048,396
SEB SA	18	1,590
Societe Generale SA	18	737
STMicroelectronics NV, NY Shares	53,068	1,310,249
TotalEnergies SE, ADR	107,087	6,449,850
Ubisoft Entertainment SA(1)	7,784	98,596
Valeo SE	21,284	223,751
Vallourec SACA(1)(2)	48,122	941,779
Verallia SA(2)	9,711	271,851
Vinci SA	43,530	5,008,029
		51,922,895
Germany — 9.6%
adidas AG	13,500	3,450,742
BASF SE	92,625	4,722,797
Bayer AG	86,948	2,054,706
Bayerische Motoren Werke AG	21,155	1,839,127

Avantis International Large Cap Value ETF
	Shares	Value
Bayerische Motoren Werke AG, Preference Shares	3,913	$319,941
Bechtle AG	12,708	434,462
Brenntag SE	365	24,136
Commerzbank AG	12	258
Continental AG	264	18,940
Daimler Truck Holding AG	44,532	1,955,231
Deutsche Bank AG	72,745	1,563,290
Deutsche Lufthansa AG	111,980	801,967
Deutsche Post AG	75,147	2,938,105
Deutsche Telekom AG	198,620	7,167,653
Dr. Ing hc F Porsche AG, Preference Shares	4,321	253,940
Evonik Industries AG	43,208	858,619
Fielmann Group AG	1,798	77,081
Fraport AG Frankfurt Airport Services Worldwide(1)	115	6,618
Fresenius SE & Co. KGaA(1)	64,951	2,596,804
FUCHS SE, Preference Shares	15,087	735,515
Heidelberg Materials AG	18,829	2,831,504
HUGO BOSS AG	7,428	339,506
KION Group AG	238	9,613
Knorr-Bremse AG	11,993	1,040,286
Krones AG	3,101	422,520
Mercedes-Benz Group AG	40,482	2,517,611
MTU Aero Engines AG	8,576	2,988,204
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,477	2,537,327
Puma SE	20,797	622,306
Rational AG	309	278,839
Rheinmetall AG	5,100	5,386,183
Schaeffler AG(1)	19,610	98,087
Schott Pharma AG & Co. KGaA	841	21,330
Talanx AG	11,988	1,091,023
Volkswagen AG	1,576	174,809
Volkswagen AG, Preference Shares	10,851	1,169,772
Zalando SE(1)	67,068	2,415,703
		55,764,555
Hong Kong — 1.6%
AIA Group Ltd.	189,600	1,455,822
Bank of East Asia Ltd.	175,157	258,109
BOC Hong Kong Holdings Ltd.	166,000	585,151
CK Asset Holdings Ltd.	70,000	304,856
CK Hutchison Holdings Ltd.	89,500	447,548
DFI Retail Group Holdings Ltd.	38,400	84,911
Hang Lung Group Ltd.	35,000	48,594
Hang Lung Properties Ltd.	163,000	136,784
Henderson Land Development Co. Ltd.	91,000	249,138
Hong Kong Exchanges & Clearing Ltd.	20,800	937,622
Hongkong Land Holdings Ltd.	189,900	859,585
Hysan Development Co. Ltd.	33,000	56,867
Jardine Matheson Holdings Ltd.	16,700	667,576
Man Wah Holdings Ltd.	260,400	155,507
New World Development Co. Ltd.(2)	14,000	8,691
Pacific Basin Shipping Ltd.	38,000	7,682
Sino Land Co. Ltd.	13,075	13,094
Sun Hung Kai Properties Ltd.	72,500	682,334
Swire Properties Ltd.	8,000	15,872

Avantis International Large Cap Value ETF
	Shares	Value
Techtronic Industries Co. Ltd.	36,500	$510,807
United Energy Group Ltd.(2)	1,056,000	48,451
United Laboratories International Holdings Ltd.	120,000	203,275
WH Group Ltd.	1,044,500	853,434
Wharf Real Estate Investment Co. Ltd.	34,000	88,593
Xinyi Glass Holdings Ltd.(2)	293,913	281,050
Yue Yuen Industrial Holdings Ltd.	109,000	223,542
		9,184,895
Ireland — 0.3%
AIB Group PLC	80,628	566,379
Bank of Ireland Group PLC	57,401	678,077
Cairn Homes PLC	83,119	187,326
Kingspan Group PLC	513	42,182
		1,473,964
Israel — 0.9%
Bank Hapoalim BM	79,877	1,090,015
Bank Leumi Le-Israel BM	95,735	1,269,488
Bezeq The Israeli Telecommunication Corp. Ltd.	277,730	460,070
Delek Group Ltd.	761	127,179
First International Bank Of Israel Ltd.	7,237	386,490
ICL Group Ltd.	57,384	347,796
Israel Corp. Ltd.	203	60,560
Israel Discount Bank Ltd., A Shares	143,111	1,105,971
Mizrahi Tefahot Bank Ltd.	11,855	556,132
Phoenix Financial Ltd.	2,177	39,138
		5,442,839
Italy — 3.7%
Banca Generali SpA	18,647	971,288
Banca Monte dei Paschi di Siena SpA	245,244	1,782,311
Banca Popolare di Sondrio SpA	131,512	1,490,016
BPER Banca SpA	279,597	2,135,684
Brunello Cucinelli SpA	228	29,682
Credito Emiliano SpA	2,051	26,600
Eni SpA, ADR(2)	108,043	3,130,006
Ferrari NV	306	143,898
FinecoBank Banca Fineco SpA	104,628	1,958,972
Intesa Sanpaolo SpA	853,359	4,205,300
Iveco Group NV	69,650	1,098,772
Poste Italiane SpA	57,707	931,430
Saipem SpA(1)	519,742	1,197,514
Stellantis NV	187,126	2,408,277
Tenaris SA, ADR	162	6,132
		21,515,882
Japan — 19.3%
Acom Co. Ltd.	7,000	18,180
Aeon Co. Ltd.	61,800	1,516,228
Aeon Mall Co. Ltd.	13,800	186,572
AGC, Inc.	32,400	972,182
Air Water, Inc.	34,600	429,897
Aisin Corp.	60,100	712,249
Alfresa Holdings Corp.	19,500	259,542
Amada Co. Ltd.	1,200	11,483
ANA Holdings, Inc.	19,500	370,006
Asahi Kasei Corp.	115,900	787,834

Avantis International Large Cap Value ETF
	Shares	Value
Astellas Pharma, Inc.	68,500	$666,311
Bandai Namco Holdings, Inc.	51,600	1,722,364
Bridgestone Corp.	36,600	1,426,577
Brother Industries Ltd.	34,300	662,445
Calbee, Inc.	7,500	142,175
Canon Marketing Japan, Inc.	9,900	335,786
Central Japan Railway Co.	50,000	983,990
Coca-Cola Bottlers Japan Holdings, Inc.	200	3,279
COMSYS Holdings Corp.	10,600	224,522
Cosmo Energy Holdings Co. Ltd.	2,800	123,832
Credit Saison Co. Ltd.	18,200	429,832
Daicel Corp.	29,400	254,906
Daido Steel Co. Ltd.	9,300	75,802
Dai-ichi Life Holdings, Inc.	54,900	1,627,865
Daikin Industries Ltd.	700	73,287
Daito Trust Construction Co. Ltd.	6,500	675,530
Dexerials Corp.	7,600	106,689
DMG Mori Co. Ltd.	15,800	282,002
East Japan Railway Co.	81,300	1,607,470
Ebara Corp.	17,500	291,497
Electric Power Development Co. Ltd.	29,600	508,075
ENEOS Holdings, Inc.	317,200	1,701,719
Fuji Electric Co. Ltd.	13,000	579,704
Furukawa Electric Co. Ltd.	16,200	684,264
Fuyo General Lease Co. Ltd.	1,400	106,008
GMO Payment Gateway, Inc.	300	15,043
Gunma Bank Ltd.	3,900	29,651
Hitachi Construction Machinery Co. Ltd.	18,400	479,042
Hitachi Ltd.	197,700	5,024,763
Honda Motor Co. Ltd., ADR(2)	89,691	2,492,513
Ibiden Co. Ltd.	13,000	355,744
Idemitsu Kosan Co. Ltd.	108,800	739,215
IHI Corp.	25,000	1,469,018
INFRONEER Holdings, Inc.	19,900	153,848
Inpex Corp.	93,200	1,181,155
Internet Initiative Japan, Inc.	13,900	235,968
Isuzu Motors Ltd.	72,900	965,180
J Front Retailing Co. Ltd.	59,300	775,705
Japan Airlines Co. Ltd.	22,900	392,473
Japan Airport Terminal Co. Ltd.	5,800	173,051
Japan Petroleum Exploration Co. Ltd.	1,000	7,599
Japan Post Holdings Co. Ltd.	13,000	138,753
JFE Holdings, Inc.	74,500	931,520
JGC Holdings Corp.	7,400	54,780
JTEKT Corp.	34,400	261,015
Kandenko Co. Ltd.	5,200	87,604
Kawasaki Heavy Industries Ltd.	26,700	1,347,378
KDDI Corp.	87,500	2,853,523
Keihan Holdings Co. Ltd.	6,400	142,978
Kintetsu Group Holdings Co. Ltd.	15,200	341,964
Koito Manufacturing Co. Ltd.	200	2,536
Komatsu Ltd.	16,600	497,851
Kuraray Co. Ltd.	56,100	705,852
Kyushu Railway Co.(2)	700	16,785

Avantis International Large Cap Value ETF
	Shares	Value
Lixil Corp.	25,200	$286,645
Makita Corp.	600	19,686
Marui Group Co. Ltd.	19,300	334,232
Mazda Motor Corp.	84,700	569,372
MEIJI Holdings Co. Ltd.(2)	6,800	139,097
Mercari, Inc.(1)(2)	5,300	83,108
Mitsubishi Chemical Group Corp.	156,500	794,601
Mitsubishi Corp.	18,800	314,077
Mitsubishi Gas Chemical Co., Inc.	5,200	80,005
Mitsubishi HC Capital, Inc.	104,800	708,488
Mitsubishi Motors Corp.(2)	108,100	302,237
Mitsui Chemicals, Inc.(2)	18,100	406,022
Mitsui High-Tec, Inc.	7,000	39,391
Miura Co. Ltd.	11,400	242,437
Mizuho Financial Group, Inc., ADR(2)	276,032	1,556,820
MS&AD Insurance Group Holdings, Inc.	69,900	1,470,048
Nagase & Co. Ltd.	400	7,347
Nagoya Railroad Co. Ltd.	16,700	196,784
NGK Insulators Ltd.	38,600	482,624
NH Foods Ltd.	8,100	244,286
NHK Spring Co. Ltd.(2)	42,500	476,869
Nichirei Corp.	14,500	332,685
Nifco, Inc.	9,600	234,516
NIPPON EXPRESS HOLDINGS, Inc.	38,700	685,536
Nippon Steel Corp.	90,000	1,997,880
Nippon Telegraph & Telephone Corp.	1,461,400	1,414,848
Nippon Yusen KK	43,100	1,514,968
Nissan Motor Co. Ltd.(2)	240,200	687,383
Nisshin Seifun Group, Inc.	11,000	123,402
Niterra Co. Ltd.(2)	26,000	767,194
Nitto Denko Corp.	78,200	1,540,706
NOK Corp.	14,900	227,101
NSK Ltd.	22,200	93,440
Obayashi Corp.	15,100	204,573
Oji Holdings Corp.	123,600	510,638
Ono Pharmaceutical Co. Ltd.	14,800	159,621
Open House Group Co. Ltd.	5,600	204,232
ORIX Corp., ADR	48,265	986,537
Panasonic Holdings Corp.	144,300	1,784,667
Park24 Co. Ltd.	600	8,130
Persol Holdings Co. Ltd.	233,200	364,993
Resonac Holdings Corp.	21,300	498,377
Ricoh Co. Ltd.	81,500	885,912
Round One Corp.	7,500	56,864
Ryohin Keikaku Co. Ltd.	1,600	42,160
Santen Pharmaceutical Co. Ltd.	24,100	224,338
SBI Holdings, Inc.	37,800	1,102,010
Seibu Holdings, Inc.(2)	300	6,321
Seiko Epson Corp.	36,300	615,459
Sekisui Chemical Co. Ltd.	1,500	25,593
Seven Bank Ltd.	66,400	128,549
SG Holdings Co. Ltd.	28,400	289,122
Sharp Corp.(1)	28,800	189,171
Shinko Electric Industries Co. Ltd.(1)	2,500	98,170

Avantis International Large Cap Value ETF
	Shares	Value
Socionext, Inc.(2)	14,200	$208,025
Sojitz Corp.	4,020	88,282
Sompo Holdings, Inc.	86,700	2,581,248
Sony Group Corp., ADR	295,793	7,406,657
Subaru Corp.(2)	65,600	1,216,239
Sugi Holdings Co. Ltd.	17,200	308,548
Sumitomo Chemical Co. Ltd.	101,400	238,402
Sumitomo Electric Industries Ltd.	86,600	1,526,378
Sumitomo Mitsui Financial Group, Inc., ADR(2)	242,744	3,716,411
Sumitomo Rubber Industries Ltd.	39,500	458,776
Suzuken Co. Ltd.	8,200	260,256
Suzuki Motor Corp.	114,500	1,402,178
Taiheiyo Cement Corp.	24,700	645,157
Taisei Corp.(2)	24,000	1,084,749
Taiyo Yuden Co. Ltd.	1,000	16,722
Takashimaya Co. Ltd.	47,000	387,251
TDK Corp.	160,400	1,716,516
TIS, Inc.	2,600	72,331
Toho Holdings Co. Ltd.	400	11,195
Tokio Marine Holdings, Inc.	94,700	3,372,385
Tokyo Century Corp.	23,000	227,046
Tokyu Corp.(2)	54,400	628,238
Tomy Co. Ltd.(2)	200	4,856
Toray Industries, Inc.	189,300	1,261,426
Tosoh Corp.	38,400	524,740
Toyo Seikan Group Holdings Ltd.	14,300	224,657
Toyo Tire Corp.	26,100	438,747
Toyoda Gosei Co. Ltd.	9,700	171,816
Toyota Boshoku Corp.	18,800	252,421
Toyota Motor Corp., ADR(2)	41,936	7,610,545
Toyota Tsusho Corp.	8,000	134,185
Tsuruha Holdings, Inc.	3,900	237,976
USS Co. Ltd.	2,000	18,295
Welcia Holdings Co. Ltd.	19,500	287,368
West Japan Railway Co.	58,100	1,151,287
Yamada Holdings Co. Ltd.	68,200	195,441
Yamaha Motor Co. Ltd.	134,900	1,111,471
Yamazaki Baking Co. Ltd.	16,400	295,232
Yaoko Co. Ltd.	1,900	116,583
Yokogawa Electric Corp.	24,400	467,799
Yokohama Rubber Co. Ltd.	24,900	555,906
Zensho Holdings Co. Ltd.	7,000	354,384
		112,180,008
Netherlands — 2.6%
ABN AMRO Bank NV, CVA	29,813	565,311
Adyen NV(1)	740	1,350,798
AerCap Holdings NV	11,596	1,195,548
Akzo Nobel NV	555	34,289
ASR Nederland NV	15,138	803,256
BE Semiconductor Industries NV	6,452	727,539
Coca-Cola Europacific Partners PLC	8,680	748,737
CVC Capital Partners PLC(1)	2,432	55,979
ING Groep NV, ADR	96,840	1,716,973
InPost SA(1)	13,522	233,971

Avantis International Large Cap Value ETF
	Shares	Value
Koninklijke Ahold Delhaize NV	56,221	$1,982,207
Koninklijke KPN NV	312,934	1,194,646
Koninklijke Philips NV, NY Shares	42,993	1,119,108
NN Group NV	24,417	1,238,055
OCI NV	2,227	25,786
Universal Music Group NV	30,163	839,252
Wolters Kluwer NV	7,865	1,209,538
		15,040,993
New Zealand — 0.2%
Air New Zealand Ltd.	50,725	17,733
Auckland International Airport Ltd.	64,833	296,684
Chorus Ltd.	22,363	104,688
Fletcher Building Ltd.(1)	98,531	188,118
Meridian Energy Ltd.	61,538	202,845
Ryman Healthcare Ltd.(1)(2)	43,512	75,221
Spark New Zealand Ltd.	82,616	105,126
		990,415
Norway — 0.7%
Aker Solutions ASA	496	1,429
BW LPG Ltd.	17,496	204,075
DNB Bank ASA	47,212	1,089,361
DOF Group ASA(1)	609	4,812
Equinor ASA, ADR	54,773	1,281,140
Norsk Hydro ASA	1,579	9,327
Protector Forsikring ASA	448	12,638
Schibsted ASA, B Shares	30	807
SpareBank 1 SMN	16,973	276,424
Stolt-Nielsen Ltd.	4,880	114,935
Storebrand ASA	43,875	479,014
Subsea 7 SA	5,962	92,009
TGS ASA	2,682	25,894
Wallenius Wilhelmsen ASA	19,346	147,963
Yara International ASA	17,146	487,568
		4,227,396
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	873,760	487,098
Galp Energia SGPS SA	28,025	462,145
NOS SGPS SA	54	239
		949,482
Singapore — 1.5%
DBS Group Holdings Ltd.	88,950	3,037,861
Golden Agri-Resources Ltd.	37,500	6,936
Hafnia Ltd.	60,029	257,439
Jardine Cycle & Carriage Ltd.	7,200	142,231
Oversea-Chinese Banking Corp. Ltd.	800	10,215
Singapore Airlines Ltd.(2)	87,200	439,506
United Overseas Bank Ltd.	123,100	3,487,258
Venture Corp. Ltd.	700	6,535
Wilmar International Ltd.	170,300	405,551
Yangzijiang Shipbuilding Holdings Ltd.	453,000	799,804
		8,593,336
Spain — 3.6%
Aena SME SA	10,771	2,384,503
Banco Bilbao Vizcaya Argentaria SA, ADR	587,829	7,776,978

Avantis International Large Cap Value ETF
	Shares	Value
Banco de Sabadell SA	547,366	$1,501,632
Bankinter SA(2)	170,335	1,643,138
Industria de Diseno Textil SA	71,036	3,817,268
Repsol SA	311,651	3,969,541
		21,093,060
Sweden — 2.4%
Atlas Copco AB, A Shares	42,493	725,561
Atlas Copco AB, B Shares	24,693	368,856
Avanza Bank Holding AB(2)	19,327	581,538
Axfood AB(2)	11,940	253,036
Billerud Aktiebolag	6,036	67,171
Boliden AB	28,118	986,245
Electrolux AB, B Shares(1)	42,331	362,144
Elekta AB, B Shares	1,732	9,518
Embracer Group AB(1)(2)	24,822	278,113
Epiroc AB, A Shares	28,254	551,411
Epiroc AB, B Shares	16,703	285,960
Essity AB, B Shares	46,438	1,277,906
H & M Hennes & Mauritz AB, B Shares(2)	43,868	588,214
Husqvarna AB, B Shares(2)	8,947	45,971
Loomis AB	6,701	258,530
Nordnet AB publ	20,166	457,780
Paradox Interactive AB	4,076	79,020
Sandvik AB	1,275	27,726
Sinch AB(1)	10	22
Skandinaviska Enskilda Banken AB, A Shares	1,334	21,438
SKF AB, B Shares(2)	26,279	567,842
SSAB AB, A Shares	24,921	150,657
SSAB AB, B Shares	75,718	455,990
Swedbank AB, A Shares(2)	49,782	1,197,580
Telefonaktiebolaget LM Ericsson, ADR	153,838	1,267,625
Telia Co. AB	232,280	754,213
Trelleborg AB, B Shares	66	2,572
Volvo AB, A Shares	8,665	268,377
Volvo AB, B Shares	66,885	2,076,125
Volvo Car AB, Class B(1)	36,514	77,145
		14,044,286
Switzerland — 8.8%
Accelleron Industries AG	6,333	301,557
Baloise Holding AG	3,336	644,800
Banque Cantonale Vaudoise	327	34,831
Clariant AG(1)	35,749	397,295
DKSH Holding AG	2,924	231,734
Emmi AG	96	87,762
EMS-Chemie Holding AG	799	560,249
Flughafen Zurich AG	4,440	1,092,499
Geberit AG	102	59,979
Georg Fischer AG	489	37,902
Helvetia Holding AG	539	101,266
Holcim AG(1)	12,743	1,396,900
Kuehne & Nagel International AG	1,982	457,246
Logitech International SA	12,524	1,241,013
Novartis AG, ADR	74,397	8,112,993
Roche Holding AG	36,924	12,296,801

Avantis International Large Cap Value ETF
	Shares	Value
Roche Holding AG, Bearer Shares	1,661	$582,899
SFS Group AG	4,334	563,609
Siegfried Holding AG	16	17,132
Stadler Rail AG(2)	3,143	71,482
Swatch Group AG	376	14,325
Swatch Group AG, Bearer Shares	190	37,001
Swiss Life Holding AG	4,227	3,697,216
Swiss Re AG	30,844	4,958,163
Swisscom AG	3,198	1,823,148
Swissquote Group Holding SA	207	84,835
UBS Group AG	162,977	5,588,481
Vontobel Holding AG	587	43,219
Zurich Insurance Group AG	10,553	6,972,252
		51,508,589
United Kingdom — 15.7%
3i Group PLC	202,330	10,126,787
Admiral Group PLC	43,759	1,586,572
Ashtead Group PLC	70,652	4,305,464
AstraZeneca PLC, ADR	1	76
Beazley PLC	35,682	396,216
BP PLC, ADR	190,131	6,297,139
BT Group PLC(2)	1,252,646	2,525,786
Carnival PLC, ADR(1)	15,817	341,964
easyJet PLC	129,679	827,438
Games Workshop Group PLC	4,280	773,921
GSK PLC, ADR(2)	111,610	4,195,420
Hargreaves Lansdown PLC	33,343	464,664
Hikma Pharmaceuticals PLC	7,495	204,369
Howden Joinery Group PLC	216,710	2,120,781
HSBC Holdings PLC, ADR(2)	156,113	9,352,730
J Sainsbury PLC	246,381	803,439
JD Sports Fashion PLC	679,311	671,127
Legal & General Group PLC	375,254	1,161,991
Lloyds Banking Group PLC, ADR(2)	1,186,299	4,448,621
Marks & Spencer Group PLC	971,897	4,362,097
NatWest Group PLC, ADR	328,364	4,015,892
Next PLC	29,731	3,770,282
Reckitt Benckiser Group PLC	74,854	4,954,388
Rightmove PLC	169,083	1,432,713
Shell PLC, ADR	165,840	11,187,566
St. James's Place PLC	47,208	632,704
Standard Chartered PLC	229,263	3,691,199
Tesco PLC	830,677	3,983,114
Vodafone Group PLC, ADR	314,750	2,772,947
		91,407,407
TOTAL COMMON STOCKS (Cost $533,145,948)		580,681,068
RIGHTS — 0.0%
New Zealand — 0.0%
Ryman Healthcare Ltd.(1) (Cost $—)	5,053	65
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	328,635	328,635

Avantis International Large Cap Value ETF
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	10,035,279	$10,035,279
TOTAL SHORT-TERM INVESTMENTS (Cost $10,363,914)		10,363,914
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $543,509,862)		591,045,047
OTHER ASSETS AND LIABILITIES — (1.5)%		(8,714,457)
TOTAL NET ASSETS — 100.0%		$582,330,590

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.0%
Industrials	16.2%
Consumer Discretionary	14.6%
Energy	10.9%
Materials	10.0%
Health Care	6.1%
Consumer Staples	5.7%
Communication Services	5.0%
Information Technology	2.3%
Real Estate	0.6%
Utilities	0.3%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,229,853. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,347,438, which includes securities collateral of $19,312,159.

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)

Avantis International Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 8.0%
29Metals Ltd.(1)(2)	11,634	$1,200
Accent Group Ltd.	8,860	11,131
Adairs Ltd.	3,617	5,200
Aeris Resources Ltd.(1)(2)	5,859	585
Alkane Resources Ltd.(1)(2)	4,029	1,554
Amotiv Ltd.	3,607	22,420
AMP Ltd.	75,516	64,050
Amplitude Energy Ltd.(1)	41,432	5,419
Ansell Ltd.	2,927	63,745
Arafura Rare Earths Ltd.(1)(2)	54,577	5,768
ARB Corp. Ltd.	2,154	51,846
Aurelia Metals Ltd.(1)	21,253	2,632
Aussie Broadband Ltd.	4,971	12,234
Austal Ltd.(1)	8,605	22,831
Australian Clinical Labs Ltd.	2,560	4,940
Australian Ethical Investment Ltd.	2,028	7,843
Baby Bunting Group Ltd.	1,425	1,644
Bank of Queensland Ltd.	13,807	57,674
Bannerman Energy Ltd.(1)	3,193	4,683
Bapcor Ltd.	7,060	22,722
Beach Energy Ltd.	38,494	33,615
Bega Cheese Ltd.	6,038	19,730
Bellevue Gold Ltd.(1)	18,378	13,596
Bendigo & Adelaide Bank Ltd.	11,470	76,633
Berkeley Energia Ltd.(1)	5,485	1,340
Black Cat Syndicate Ltd.(1)	14,541	7,516
Boss Energy Ltd.(1)(2)	11,005	17,239
Bravura Solutions Ltd.	8,933	14,164
Breville Group Ltd.	2,796	61,461
Brickworks Ltd.	1,711	27,761
Capricorn Metals Ltd.(1)	7,928	37,684
Catalyst Metals Ltd.(1)	5,574	14,322
Catapult Group International Ltd.(1)	6,399	14,673
Cettire Ltd.(1)	5,097	3,406
Chalice Mining Ltd.(1)(2)	483	408
Challenger Ltd.	11,297	41,097
Champion Iron Ltd.	11,133	37,563
Civmec Australia Ltd.	7,900	4,655
Clinuvel Pharmaceuticals Ltd.	268	1,920
Coast Entertainment Holdings Ltd.(1)(2)	3,064	899
Codan Ltd.	2,792	26,519
Collins Foods Ltd.	2,587	13,538
Core Lithium Ltd.(1)(2)	49,972	2,729
Coronado Global Resources, Inc.	13,465	4,702
Credit Corp. Group Ltd.	1,862	17,745
Data#3 Ltd.	764	3,690
De Grey Mining Ltd.(1)	65,204	80,640
Deep Yellow Ltd.(1)	23,020	15,271
Delta Lithium Ltd.(1)	11,580	1,183
Deterra Royalties Ltd.	11,468	25,642
Develop Global Ltd.(1)	4,678	8,063

Avantis International Small Cap Equity ETF
	Shares	Value
DGL Group Ltd.(1)	1,090	$339
Dicker Data Ltd.	1,961	10,299
Domino's Pizza Enterprises Ltd.	1,268	22,455
Downer EDI Ltd.	18,371	63,481
Elders Ltd.	4,444	19,592
Electro Optic Systems Holdings Ltd.(1)	3,029	2,090
Emerald Resources NL(1)	11,526	28,464
EML Payments Ltd.(1)	7,356	4,442
EVT Ltd.	1,852	16,921
FireFly Metals Ltd.(1)	14,996	9,080
FleetPartners Group Ltd.(1)	6,181	9,664
Flight Centre Travel Group Ltd.	3,207	32,332
G8 Education Ltd.	12,061	10,357
Genesis Minerals Ltd.(1)	29,386	58,991
Gold Road Resources Ltd.	27,383	41,935
GrainCorp Ltd., A Shares	5,435	23,455
Grange Resources Ltd.	10,632	1,454
GWA Group Ltd.	3,846	5,582
Hansen Technologies Ltd.	4,665	14,689
Harvey Norman Holdings Ltd.	12,360	40,202
Healius Ltd.(1)	4,630	3,731
Helia Group Ltd.	9,153	34,922
Helloworld Travel Ltd.	2,034	2,132
IDP Education Ltd.	5,483	34,487
IGO Ltd.	15,834	39,314
Iluka Resources Ltd.	8,874	22,947
Imdex Ltd.	12,566	23,643
Immutep Ltd.(1)	11,508	2,216
Imugene Ltd.(1)(2)	101,338	2,339
Incitec Pivot Ltd.	50,664	86,840
Inghams Group Ltd.	9,264	19,438
Insignia Financial Ltd.	10,690	28,372
Integral Diagnostics Ltd.	504	669
ioneer Ltd.(1)(2)	40,385	3,627
IRESS Ltd.(1)	2,480	12,356
Johns Lyng Group Ltd.	3,901	6,213
Judo Capital Holdings Ltd.(1)	23,614	29,977
Jumbo Interactive Ltd.	1,086	7,715
Jupiter Mines Ltd.	18,102	1,796
Karoon Energy Ltd.(2)	19,650	18,862
Kelsian Group Ltd.	2,697	5,222
Kingsgate Consolidated Ltd.(1)	1,948	1,589
Kogan.com Ltd.(2)	1,834	5,798
Lendlease Corp. Ltd.	15,927	61,462
Lifestyle Communities Ltd.	2,994	14,960
Lindian Resources Ltd.(1)	13,877	824
Lindsay Australia Ltd.	5,430	2,091
Liontown Resources Ltd.(1)(2)	24,678	9,893
Lovisa Holdings Ltd.	1,797	32,768
Maas Group Holdings Ltd.(2)	3,328	7,898
MAC Copper Ltd.(1)	1,711	17,855
Magellan Financial Group Ltd.	3,545	17,919
Mayne Pharma Group Ltd.(1)	1,584	7,114
McMillan Shakespeare Ltd.	1,353	13,498

Avantis International Small Cap Equity ETF
	Shares	Value
Megaport Ltd.(1)	3,112	$21,800
Metals X Ltd.(1)	16,834	5,337
Metcash Ltd.	22,449	43,924
Metro Mining Ltd.(1)	113,359	3,676
Monadelphous Group Ltd.	2,391	24,096
Mount Gibson Iron Ltd.(1)	6,717	1,251
Myer Holdings Ltd.	28,403	13,367
MyState Ltd.	822	2,099
Nanosonics Ltd.(1)	7,684	22,562
Neuren Pharmaceuticals Ltd.(1)	2,081	17,225
New Hope Corp. Ltd.	14,572	36,446
nib holdings Ltd.	10,652	44,298
Nick Scali Ltd.	1,584	16,551
Nickel Industries Ltd.	34,469	15,514
Nine Entertainment Co. Holdings Ltd.	29,500	30,031
Novonix Ltd.(1)(2)	9,647	2,543
NRW Holdings Ltd.	11,955	24,368
Nufarm Ltd.	6,752	15,985
Nuix Ltd.(1)	6,291	14,529
Objective Corp. Ltd.	822	7,857
OFX Group Ltd.(1)	4,651	3,477
Omni Bridgeway Ltd.(1)	2,991	2,478
oOh!media Ltd.	10,975	10,224
Ora Banda Mining Ltd.(1)(2)	31,319	18,198
Orora Ltd.	38,202	50,282
Paladin Energy Ltd.(1)(2)	852	3,709
Paladin Energy Ltd.(1)	766	3,240
Pantoro Ltd.(1)	123,162	10,797
Perenti Ltd.	15,553	12,424
Perpetual Ltd.	2,817	34,815
Perseus Mining Ltd.	39,729	73,428
PEXA Group Ltd.(1)	2,604	20,041
Platinum Asset Management Ltd.	8,819	3,164
Praemium Ltd.	5,060	2,253
Premier Investments Ltd.	2,652	37,668
PWR Holdings Ltd.	1,824	8,675
Qube Holdings Ltd.	34,915	87,120
Ramelius Resources Ltd.	33,343	55,280
Redox Ltd.	4,676	9,262
Regis Resources Ltd.(1)	22,186	44,780
Reliance Worldwide Corp. Ltd.	21,041	64,640
Renascor Resources Ltd.(1)(2)	26,309	820
Resolute Mining Ltd.(1)	53,010	12,158
Ridley Corp. Ltd.	6,219	10,177
RPMGlobal Holdings Ltd.(1)	5,036	8,603
Sandfire Resources Ltd.(1)	12,587	83,428
Sayona Mining Ltd.(1)(2)	355,372	4,218
Select Harvests Ltd.(1)	2,855	8,108
Service Stream Ltd.	16,194	17,843
Silex Systems Ltd.(1)(2)	4,661	12,086
Sims Ltd.	4,932	44,668
SiteMinder Ltd.(1)	6,667	20,729
SmartGroup Corp. Ltd.	3,030	15,876
Southern Cross Electrical Engineering Ltd.	6,246	7,002

Avantis International Small Cap Equity ETF
	Shares	Value
SRG Global Ltd.	15,612	$12,742
St Barbara Ltd.(1)(2)	25,015	3,366
Stanmore Resources Ltd.	8,552	12,263
Star Entertainment Group Ltd.(1)	36,455	2,525
Strandline Resources Ltd.(1)	970	6
Strike Energy Ltd.(1)	36,642	4,242
Super Retail Group Ltd.	4,490	40,117
Superloop Ltd.(1)	10,075	13,738
Syrah Resources Ltd.(1)(2)	14,953	2,012
Telix Pharmaceuticals Ltd.(1)	1,468	26,120
Temple & Webster Group Ltd.(1)	1,666	17,909
Terracom Ltd.(2)	7,020	528
Tyro Payments Ltd.(1)	8,388	4,609
Universal Store Holdings Ltd.	1,444	7,815
Vault Minerals Ltd.(1)	136,677	35,042
Ventia Services Group Pty. Ltd.	18,556	48,799
Viva Energy Group Ltd.	23,547	25,358
Vulcan Energy Resources Ltd.(1)	3,330	7,762
WEB Travel Group Ltd.(1)	3,550	11,083
Webjet Group Ltd.(1)	3,550	1,561
West African Resources Ltd.(1)	23,407	25,638
Westgold Resources Ltd.	12,844	20,262
Whitehaven Coal Ltd.	18,108	63,403
Wildcat Resources Ltd.(1)	16,854	2,019
Zip Co. Ltd.(1)	20,186	31,434
		3,581,319
Austria — 1.1%
AT&S Austria Technologie & Systemtechnik AG(1)	1,497	20,026
DO & Co. AG(1)	695	156,564
Immofinanz AG(1)	1,725	29,271
Lenzing AG(1)	1,561	42,114
Oesterreichische Post AG	2,605	87,292
Palfinger AG	522	13,055
Porr AG	1,711	41,311
Schoeller-Bleckmann Oilfield Equipment AG	603	21,338
Semperit AG Holding	162	2,358
UNIQA Insurance Group AG	7,981	72,969
Zumtobel Group AG	1,019	5,255
		491,553
Belgium — 1.2%
AGFA-Gevaert NV(1)(2)	1,871	1,618
Barco NV	2,334	27,174
Bekaert SA	1,569	56,509
bpost SA	3,654	5,766
Exmar NV	537	6,382
Fagron	2,617	50,347
Galapagos NV, ADR(1)(2)	1,426	37,190
KBC Ancora	57	3,298
Kinepolis Group NV(2)	519	18,322
Melexis NV(2)	788	46,829
Ontex Group NV(1)	1,508	12,996
Proximus SADP	5,752	35,785
Solvay SA	3,102	101,180
Tessenderlo Group SA(2)	801	17,872

Avantis International Small Cap Equity ETF
	Shares	Value
Umicore SA	9,137	$82,728
VGP NV(2)	519	43,388
		547,384
Canada — 9.4%
5N Plus, Inc.(1)	1,661	7,577
Acadian Timber Corp.	118	1,420
Advantage Energy Ltd.(1)	3,561	24,835
Aecon Group, Inc.	1,425	22,201
Africa Oil Corp.	9,261	12,290
Ag Growth International, Inc.	484	12,037
AGF Management Ltd., Class B	711	5,853
Air Canada(1)	3,844	44,505
Alamos Gold, Inc., Class A	6,540	149,447
Algoma Steel Group, Inc.	1,779	13,034
Algonquin Power & Utilities Corp.	6,054	28,915
Altius Minerals Corp.	711	11,859
Altus Group Ltd.(2)	854	32,318
Andlauer Healthcare Group, Inc.	323	9,004
Aris Mining Corp.(1)(2)	1,425	5,270
Aritzia, Inc.(1)	1,749	80,562
Arizona Metals Corp.(1)(2)	711	639
Atco Ltd., Class I	1,425	46,372
Athabasca Oil Corp.(1)	11,400	37,508
Atrium Mortgage Investment Corp.	711	5,263
Avino Silver & Gold Mines Ltd.(1)	2,611	3,158
B2Gold Corp.	24,225	64,801
Badger Infrastructure Solutions Ltd.	711	19,068
Ballard Power Systems, Inc.(1)(2)	2,136	2,584
Baytex Energy Corp.	13,558	30,738
Birchcliff Energy Ltd.	4,275	16,370
Bird Construction, Inc.	1,068	16,292
Bitfarms Ltd.(1)(2)	3,911	4,650
Boralex, Inc., A Shares	1,736	35,602
Boston Pizza Royalties Income Fund	200	2,392
Boyd Group Services, Inc.	417	69,810
Brookfield Business Corp., Class A	517	14,169
Brookfield Wealth Solutions Ltd.(1)	633	36,683
BRP, Inc.	655	25,974
Calian Group Ltd.	200	5,802
Calibre Mining Corp.(1)	14,496	28,556
Canada Goose Holdings, Inc.(1)(2)	711	7,269
Canfor Corp.(1)	711	7,534
Capital Power Corp.	2,853	100,060
Capstone Copper Corp.(1)	11,011	60,811
Cardinal Energy Ltd.	2,136	9,479
Cargojet, Inc.	100	6,774
Cascades, Inc.	1,425	11,051
Celestica, Inc. (Toronto)(1)	1,136	121,307
Centerra Gold, Inc.	3,561	20,405
CES Energy Solutions Corp.	4,275	23,639
Chorus Aviation, Inc.(1)	203	2,837
CI Financial Corp.	2,850	61,817
Cineplex, Inc.(1)	1,268	9,588
Cogeco Communications, Inc.	300	13,638

Avantis International Small Cap Equity ETF
	Shares	Value
Cogeco, Inc.	100	$4,078
Colliers International Group, Inc.	391	50,269
Computer Modelling Group Ltd.	1,425	7,988
Converge Technology Solutions Corp.	2,611	9,818
Defi Technologies, Inc.(1)(2)	7,100	16,440
Definity Financial Corp.	1,425	61,403
Docebo, Inc.(1)	436	13,983
Doman Building Materials Group Ltd.	1,461	7,634
DREAM Unlimited Corp., Class A	711	10,571
Dundee Precious Metals, Inc.	3,204	37,560
Dynacor Group, Inc.	475	1,816
ECN Capital Corp.	1,779	3,689
Eldorado Gold Corp.(1)(2)	4,405	60,621
Endeavour Silver Corp.(1)(2)	5,396	19,805
Enerflex Ltd.	3,125	24,862
Enghouse Systems Ltd.(2)	711	12,493
Ensign Energy Services, Inc.(1)	1,425	2,719
EQB, Inc.	711	49,685
Equinox Gold Corp.(1)(2)	7,836	50,209
ERO Copper Corp.(1)(2)	1,425	16,823
Exchange Income Corp.	354	12,327
Extendicare, Inc.	1,068	9,161
Fiera Capital Corp.	1,911	8,546
Finning International, Inc.	1,732	51,119
Firm Capital Mortgage Investment Corp.	800	6,636
First Majestic Silver Corp.	5,706	30,566
First National Financial Corp.	354	9,942
Foran Mining Corp.(1)	5,100	14,277
Fortuna Mining Corp.(1)	6,054	26,153
Freehold Royalties Ltd.	2,936	25,570
Frontera Energy Corp.	677	3,341
Gibson Energy, Inc.	3,204	47,614
goeasy Ltd.	354	40,266
GoGold Resources, Inc.(1)	2,850	2,994
GoldMining, Inc.(1)	1,425	1,133
Hammond Power Solutions, Inc.	200	11,821
Headwater Exploration, Inc.	3,561	15,654
Hudbay Minerals, Inc.	7,771	55,164
Hut 8 Corp.(1)	855	12,606
i-80 Gold Corp.(1)	2,136	1,639
IAMGOLD Corp.(1)	12,164	67,010
Innergex Renewable Energy, Inc.	3,150	29,611
Interfor Corp.(1)	711	8,423
International Petroleum Corp.(1)(2)	1,779	25,011
Journey Energy, Inc.(1)	711	835
K92 Mining, Inc.(1)	5,575	36,993
Kelt Exploration Ltd.(1)	3,561	15,408
Labrador Iron Ore Royalty Corp.	1,047	21,660
Laurentian Bank of Canada	711	13,161
Leon's Furniture Ltd.	522	8,872
Lightspeed Commerce, Inc.(1)	2,136	26,959
Linamar Corp.	817	29,501
Lithium Americas Corp.(1)	3,500	9,290
Lithium Argentina AG(1)(2)	1,068	2,325

Avantis International Small Cap Equity ETF
	Shares	Value
Lotus Creek Exploration, Inc.(1)	281	$276
Lundin Gold, Inc.	2,136	58,850
Major Drilling Group International, Inc.(1)	711	4,040
Maple Leaf Foods, Inc.	1,425	25,077
Martinrea International, Inc.	1,425	7,860
Mattr Corp.(1)	1,425	10,214
MCAN Mortgage Corp.	600	7,780
MDA Space Ltd.(1)	2,836	45,498
MEG Energy Corp.	3,600	56,037
Methanex Corp.	1,250	55,003
Mullen Group Ltd.	1,425	12,962
National Bank of Canada	226	18,810
Neo Performance Materials, Inc.	711	3,932
New Gold, Inc.(1)(2)	14,250	38,709
New Pacific Metals Corp.(1)	1,068	1,129
North American Construction Group Ltd.	711	12,493
North West Co., Inc.	1,011	32,543
Northland Power, Inc.	4,694	64,468
Novagold Resources, Inc.(1)	464	1,392
NuVista Energy Ltd.(1)	3,204	26,243
Obsidian Energy Ltd.(1)(2)	1,425	7,791
OceanaGold Corp.	14,911	39,989
Onex Corp.	711	52,521
Orla Mining Ltd.(1)(2)	5,579	39,064
Osisko Gold Royalties Ltd.	131	2,398
Paramount Resources Ltd., A Shares	1,425	16,262
Parex Resources, Inc.	1,909	18,605
Parkland Corp.	2,136	52,590
Pason Systems, Inc.	1,381	11,751
Pet Valu Holdings Ltd.(2)	711	11,564
PetroTal Corp.	14,250	6,796
Peyto Exploration & Development Corp.	4,275	47,042
PHX Energy Services Corp.	1,068	6,681
Pine Cliff Energy Ltd.	4,275	2,364
Pizza Pizza Royalty Corp.	711	6,522
PrairieSky Royalty Ltd.	2,176	40,008
Precision Drilling Corp.(1)	354	17,556
Premium Brands Holdings Corp.	798	42,869
Propel Holdings, Inc.	600	12,044
Quebecor, Inc., Class B	888	20,286
Quipt Home Medical Corp.(1)	354	925
Real Matters, Inc.(1)	1,425	5,693
Richelieu Hardware Ltd.	1,017	25,763
Rogers Sugar, Inc.	1,425	5,388
Russel Metals, Inc.	1,198	33,975
Sandstorm Gold Ltd.(2)	4,629	28,348
Savaria Corp.	484	6,042
Seabridge Gold, Inc.(1)	1,425	15,444
Secure Waste Infrastructure Corp.	4,629	46,042
Sienna Senior Living, Inc.	1,068	11,538
Silvercorp Metals, Inc.(2)	2,850	10,086
Solaris Resources, Inc.(1)(2)	711	2,246
Spartan Delta Corp.(1)(2)	2,136	4,798
Spin Master Corp., VTG Shares	600	11,368

Avantis International Small Cap Equity ETF
	Shares	Value
Sprott, Inc.	187	$7,932
SSR Mining, Inc.(1)(2)	4,950	49,372
StorageVault Canada, Inc.(2)	4,293	11,988
Strathcona Resources Ltd.	38	678
SunOpta, Inc.(1)(2)	1,068	6,651
Superior Plus Corp.	3,561	16,836
Surge Energy, Inc.	1,779	6,603
Tamarack Valley Energy Ltd.	8,727	25,757
Timbercreek Financial Corp.	1,425	6,599
Topaz Energy Corp.	1,825	31,196
Torex Gold Resources, Inc.(1)	1,425	31,115
Total Energy Services, Inc.	711	4,964
Tourmaline Oil Corp.	33	1,523
TransAlta Corp.	4,828	49,990
Transcontinental, Inc., Class A	1,068	12,808
Trican Well Service Ltd.	3,561	11,175
Triple Flag Precious Metals Corp.	1,111	18,162
Trisura Group Ltd.(1)	354	8,351
Valeura Energy, Inc.(1)(2)	2,493	12,372
Veren, Inc.	9,705	52,994
Vermilion Energy, Inc.	2,670	22,681
Wajax Corp.	711	9,858
Wesdome Gold Mines Ltd.(1)	2,611	26,223
Westshore Terminals Investment Corp.	711	12,050
Whitecap Resources, Inc.	11,105	75,453
Winpak Ltd.(2)	711	19,972
		4,206,799
Denmark — 1.7%
ALK-Abello AS(1)	1,353	28,966
Alm Brand AS	12,112	27,238
Bavarian Nordic AS(1)	1,360	31,686
cBrain AS	234	4,511
Chemometec AS	268	21,729
D/S Norden AS	464	12,232
Dfds AS	729	10,422
FLSmidth & Co. AS	751	39,361
GN Store Nord AS(1)	2,387	42,386
Green Hydrogen Systems AS(1)	767	304
H&H International AS, B Shares(1)	324	4,504
Harboes Bryggeri AS, Class B	38	932
ISS AS	3,187	71,660
Nilfisk Holding AS(1)	270	3,512
NKT AS(1)	1,146	78,291
NTG Nordic Transport Group AS(1)	163	5,655
Per Aarsleff Holding AS	391	25,008
Ringkjoebing Landbobank AS	410	68,892
Royal Unibrew AS	1,230	93,833
Schouw & Co. AS	288	23,393
Skjern Bank	52	1,508
Solar AS, B Shares	114	4,348
Spar Nord Bank AS	1,464	42,715
Sparekassen Sjaelland-Fyn AS	279	11,526
Svitzer Group AS(1)	183	5,385
Sydbank AS	1,230	75,850

Avantis International Small Cap Equity ETF
	Shares	Value
TORM PLC, Class A	1,274	$22,763
		758,610
Finland — 1.2%
Anora Group OYJ(2)	1,210	4,474
Citycon OYJ(2)	2,689	8,652
Finnair OYJ(1)	1,476	5,389
F-Secure OYJ	2,854	4,881
Harvia OYJ	574	27,526
Incap OYJ(1)	426	4,892
Kalmar OYJ, B Shares(1)	1,508	54,226
Kemira OYJ(2)	3,795	83,673
Kojamo OYJ(1)	1,749	16,773
Mandatum OYJ	10,551	59,730
Marimekko OYJ	1,210	16,752
Metsa Board OYJ, Class B(2)	2,740	11,141
Nokian Renkaat OYJ(2)	4,371	28,464
Outokumpu OYJ	12,616	46,795
Puuilo OYJ	2,016	20,807
QT Group OYJ(1)	555	47,847
Raisio OYJ, V Shares	1,812	4,357
Revenio Group OYJ	356	9,502
TietoEVRY OYJ(2)	1,852	34,763
Tokmanni Group Corp.	1,621	23,215
WithSecure OYJ(1)	2,926	2,661
YIT OYJ(1)	4,598	10,933
		527,453
France — 3.3%
Antin Infrastructure Partners SA	1,122	13,132
Aperam SA	1,691	51,424
Aramis Group SAS(1)	911	7,688
Assystem SA	199	8,409
Atos SE(1)	2,564,430	8,507
Beneteau SACA(2)	1,470	15,510
Boiron SA	180	4,683
Carbios SACA(1)	179	1,132
Catana Group	658	3,439
Cie des Alpes	837	14,169
Clariane SE(1)(2)	9,987	38,421
Coface SA	3,901	66,810
Derichebourg SA	4,575	25,847
Elior Group SA(1)	4,037	10,893
Equasens	196	7,552
Eramet SA(2)	286	15,569
Esso SA Francaise	46	5,512
Etablissements Maurel et Prom SA	3,063	18,729
Euroapi SA(1)(2)	1,034	2,777
Eutelsat Communications SACA(1)(2)	4,438	5,553
Fnac Darty SA	518	16,116
Forvia SE	3,709	32,593
Genfit SA(1)	1,353	4,877
ID Logistics Group SACA(1)	122	52,391
Imerys SA	1,347	43,754
IPSOS SA	1,089	54,416
Kaufman & Broad SA	487	16,532

Avantis International Small Cap Equity ETF
	Shares	Value
La Francaise De L'energie SACA(1)(2)	126	$2,682
Maisons du Monde SA	695	2,534
Mersen SA	679	14,797
Metropole Television SA	961	12,890
Nexans SA	661	68,914
Nexity SA(1)	1,737	19,182
Opmobility	1,851	19,910
OVH Groupe SAS(1)	1,265	9,573
Quadient SA	627	11,220
Remy Cointreau SA	786	41,898
ReWorld Media SA(1)	574	768
Rubis SCA	3,063	84,678
Seche Environnement SACA	70	6,181
SES SA(2)	13,125	57,372
SMCP SA(1)	1,693	6,362
Societe BIC SA	1,002	61,489
SOITEC(1)	248	15,024
Solutions 30 SE(1)	3,520	5,038
Sword Group	242	8,338
Television Francaise 1 SA(2)	1,731	14,426
Trigano SA	388	53,969
Ubisoft Entertainment SA(1)	3,103	39,304
Valeo SE	6,528	68,627
Vallourec SACA(1)(2)	8,515	166,644
Valneva SE(1)(2)	2,797	9,656
Vicat SACA	715	34,004
Viridien(1)	207	14,484
Vivendi SE	10,062	30,468
Voltalia SA(1)(2)	1,193	10,264
VusionGroup(2)	197	42,252
X-Fab Silicon Foundries SE(1)(2)	2,367	11,352
		1,490,735
Germany — 3.5%
1&1 AG	748	10,097
7C Solarparken AG	1,000	2,002
Adesso SE	51	4,424
Adtran Networks SE	268	5,582
All for One Group SE	63	3,443
AlzChem Group AG	135	10,964
Amadeus Fire AG	87	6,915
Aroundtown SA(1)	17,977	51,523
Atoss Software SE	143	17,426
Aumann AG	144	1,542
Aurubis AG(1)	719	62,472
Basler AG(1)	107	898
BayWa AG(1)	361	3,017
Befesa SA	331	7,803
Bijou Brigitte AG	69	2,561
Bilfinger SE	448	25,930
Borussia Dortmund GmbH & Co. KGaA	1,299	4,324
BRANICKS Group AG(1)	376	967
CANCOM SE	613	16,029
Ceconomy AG(1)	2,405	7,739
Cewe Stiftung & Co. KGaA	76	7,689

Avantis International Small Cap Equity ETF
	Shares	Value
Clearvise AG(1)	241	$417
Datagroup SE	58	2,440
Dermapharm Holding SE	338	13,575
Deutsche Beteiligungs AG(1)	210	5,353
Deutsche Pfandbriefbank AG(1)	2,157	12,337
Deutsche Rohstoff AG	125	4,903
Deutz AG	2,975	16,129
Draegerwerk AG & Co. KGaA	39	1,825
Draegerwerk AG & Co. KGaA, Preference Shares	141	7,983
Duerr AG	1,058	27,800
Eckert & Ziegler SE	292	17,513
Elmos Semiconductor SE	106	7,508
ElringKlinger AG	464	2,050
Energiekontor AG	124	5,554
Evotec SE(1)	2,301	19,688
Fielmann Group AG	502	21,521
flatexDEGIRO AG	1,641	32,296
Formycon AG(1)	142	3,941
Fraport AG Frankfurt Airport Services Worldwide(1)	609	35,048
Freenet AG	2,063	66,982
Friedrich Vorwerk Group SE	108	3,693
Gerresheimer AG	609	51,330
GFT Technologies SE	329	6,849
Grand City Properties SA(1)	1,337	15,161
Grenke AG	481	8,690
Heidelberger Druckmaschinen AG(1)	4,489	4,998
HelloFresh SE(1)	3,656	44,846
Hensoldt AG	907	49,405
Hornbach Holding AG & Co. KGaA	145	11,953
HUGO BOSS AG	982	44,884
Hypoport SE(1)	38	7,824
Indus Holding AG	337	8,275
Instone Real Estate Group SE	268	2,393
IONOS Group SE(1)	513	12,746
Jenoptik AG	751	17,491
JOST Werke SE	252	12,548
Jungheinrich AG, Preference Shares	925	28,058
K&S AG	3,508	48,390
Kloeckner & Co. SE	1,069	7,365
Koenig & Bauer AG(1)	270	4,428
Kontron AG	196	4,284
Krones AG	267	36,380
Lanxess AG	1,678	50,004
LPKF Laser & Electronics SE(1)	450	4,042
Medios AG(1)	179	2,273
METRO AG(1)	1,979	11,013
Mutares SE & Co. KGaA	375	10,398
Nagarro SE(1)	143	12,289
Nordex SE(1)	2,503	33,971
Norma Group SE	574	9,159
Patrizia SE	678	5,360
Pentixapharm Holding AG(1)	292	1,260
ProCredit Holding AG	522	5,557
ProSiebenSat.1 Media SE	2,724	16,632

Avantis International Small Cap Equity ETF
	Shares	Value
PVA TePla AG(1)	486	$6,845
RENK Group AG	644	20,012
SAF-Holland SE	1,091	19,635
Salzgitter AG	393	7,990
Schaeffler AG(1)	2,798	13,995
Secunet Security Networks AG	15	2,057
SGL Carbon SE(1)	997	4,245
Siltronic AG	390	18,503
Sixt SE	179	15,881
Sixt SE, Preference Shares	231	14,346
Steico SE(1)	39	920
STO SE & Co. KGaA, Preference Shares	38	4,918
Stroeer SE & Co. KGaA	679	37,417
Suedzucker AG	1,089	12,248
SUSS MicroTec SE	184	7,259
TAG Immobilien AG(1)	3,123	45,800
Takkt AG	269	2,211
TeamViewer SE(1)	2,264	28,121
thyssenkrupp AG	9,657	76,093
United Internet AG	1,046	19,027
Verbio SE	316	2,915
VIB Vermoegen AG	87	802
Vossloh AG	162	8,162
Wacker Chemie AG	267	19,089
Wacker Neuson SE	537	9,627
Wuestenrot & Wuerttembergische AG	432	5,677
		1,555,954
Hong Kong — 1.4%
Bright Smart Securities & Commodities Group Ltd.(2)	36,000	12,449
Cafe de Coral Holdings Ltd.	10,000	9,272
China Beststudy Education Group(1)	5,000	2,274
Chow Sang Sang Holdings International Ltd.	2,000	1,690
CITIC Telecom International Holdings Ltd.	58,000	17,780
Cowell e Holdings, Inc.(1)(2)	4,000	15,451
Dah Sing Banking Group Ltd.	13,600	15,396
EC Healthcare	1,000	90
E-Commodities Holdings Ltd.	40,000	5,100
First Pacific Co. Ltd.	46,000	26,937
Giordano International Ltd.	30,000	5,678
Guotai Junan International Holdings Ltd.	58,000	8,301
Hang Lung Group Ltd.	21,000	29,156
HKBN Ltd.(2)	22,500	14,615
Hong Kong Technology Venture Co. Ltd.(1)	4,000	649
Hysan Development Co. Ltd.	19,000	32,741
IGG, Inc.	24,000	12,393
Johnson Electric Holdings Ltd.	13,500	25,360
JS Global Lifestyle Co. Ltd.(1)(2)	39,000	8,323
Luk Fook Holdings International Ltd.	4,000	7,739
Man Wah Holdings Ltd.	56,800	33,920
Melco International Development Ltd.(1)(2)	21,000	10,873
New World Development Co. Ltd.(2)	30,000	18,623
Pacific Basin Shipping Ltd.	177,000	35,784
Pacific Textiles Holdings Ltd.	15,000	2,863
Singamas Container Holdings Ltd.	44,000	3,915

Avantis International Small Cap Equity ETF
	Shares	Value
SJM Holdings Ltd.(1)(2)	40,000	$12,478
Stella International Holdings Ltd.	24,000	53,299
SUNeVision Holdings Ltd.(2)	1,000	1,135
Television Broadcasts Ltd.(1)	12,400	4,812
Texhong International Group Ltd.	2,000	1,010
Theme International Holdings Ltd.(2)	160,000	7,644
United Laboratories International Holdings Ltd.	32,000	54,207
Value Partners Group Ltd.(1)	40,000	8,447
Vitasoy International Holdings Ltd.(2)	24,000	29,023
VSTECS Holdings Ltd.	20,000	15,149
VTech Holdings Ltd.	6,400	44,248
Yue Yuen Industrial Holdings Ltd.	26,500	54,347
		643,171
Ireland — 0.2%
Cairn Homes PLC	10,194	22,974
Dalata Hotel Group PLC	6,354	32,074
Glanbia PLC	1,420	16,325
Glenveagh Properties PLC(1)	9,337	14,527
Origin Enterprises PLC	1,780	5,501
Uniphar PLC	7,713	21,445
		112,846
Israel — 3.1%
Airport City Ltd.(1)	1,408	23,142
Alony Hetz Properties & Investments Ltd.	3,297	31,634
Altshuler Shaham Finance Ltd.	1,140	1,874
Amot Investments Ltd.	5,474	29,642
Aryt Industries Ltd.	1,296	5,657
Ashdod Refinery Ltd.(1)	159	2,933
Ashtrom Group Ltd.(1)	1,041	17,078
Aura Investments Ltd.	2,977	17,474
Bet Shemesh Engines Holdings 1997 Ltd.(1)	125	15,718
Bezeq The Israeli Telecommunication Corp. Ltd.	12,518	20,737
Big Shopping Centers Ltd.(1)	253	38,366
Blue Square Real Estate Ltd.	133	12,431
Caesarstone Ltd.(1)	252	955
Cellcom Israel Ltd.(1)	2,895	19,835
Ceragon Networks Ltd.(1)	1,162	3,242
Clal Insurance Enterprises Holdings Ltd.	1,389	38,467
Danel Adir Yeoshua Ltd.	90	10,398
Danya Cebus Ltd.	69	2,271
Delek Automotive Systems Ltd.(1)	784	6,999
Delek Group Ltd.	198	33,090
Delta Galil Ltd.	236	13,205
Direct Finance of Direct Group 2006 Ltd.	15	2,686
Doral Group Renewable Energy Resources Ltd.(1)	1,375	5,496
El Al Israel Airlines(1)	6,465	19,922
Electra Consumer Products 1970 Ltd.(1)	162	5,512
Energix-Renewable Energies Ltd.	4,668	14,932
Enlight Renewable Energy Ltd.(1)	1,482	25,545
Equital Ltd.(1)	525	22,119
Fattal Holdings 1998 Ltd.(1)	178	23,761
FIBI Holdings Ltd.	427	24,462
Formula Systems 1985 Ltd.	166	15,517
Fox Wizel Ltd.	196	17,712

Avantis International Small Cap Equity ETF
	Shares	Value
G City Ltd.	1,833	$6,342
Gilat Satellite Networks Ltd.(1)	931	6,741
Hagag Group Real Estate Development(1)	361	2,432
Harel Insurance Investments & Financial Services Ltd.	2,190	36,482
Hilan Ltd.	288	18,300
Hiper Global Ltd.	254	1,315
IDI Insurance Co. Ltd.	163	7,645
IES Holdings Ltd.(1)	32	2,125
Inmode Ltd.(1)	959	17,952
Inrom Construction Industries Ltd.	2,849	13,447
Isracard Ltd.	3,919	18,946
Israel Canada TR Ltd.	1,008	4,009
Israel Corp. Ltd.	72	21,479
Israel Land Development Co. Ltd.(1)	162	1,550
Isras Holdings Ltd.(1)	72	8,762
Isras Investment Co. Ltd.	34	8,192
Ituran Location & Control Ltd.	268	11,224
Kenon Holdings Ltd.	376	11,999
Kornit Digital Ltd.(1)	122	3,021
Kvutzat Acro Ltd.	268	4,403
M Yochananof & Sons Ltd.	70	4,795
Magic Software Enterprises Ltd.	393	4,892
Malam-Team Holding Ltd.(1)	72	2,979
Matrix IT Ltd.	810	20,490
Max Stock Ltd.	1,891	7,364
Maytronics Ltd.	623	1,307
Mega Or Holdings Ltd.	391	12,469
Meitav Investment House Ltd.	704	7,821
Menora Mivtachim Holdings Ltd.	464	22,004
Meshek Energy Renewable Energies Ltd.(1)	4,695	4,044
Migdal Insurance & Financial Holdings Ltd.	8,056	16,583
Mivne Real Estate KD Ltd.	13,808	41,230
Mivtach Shamir Holdings Ltd.	101	6,655
Nano Dimension Ltd., ADR(1)	4,077	8,684
Nano-X Imaging Ltd.(1)	481	2,977
Next Vision Stabilized Systems Ltd.	1,068	21,610
Novolog Ltd.	4,966	2,339
Oddity Tech Ltd., Class A(1)	140	6,667
Oil Refineries Ltd.	78,535	22,962
One Software Technologies Ltd.	1,078	21,348
Palram Industries 1990 Ltd.	269	7,330
Partner Communications Co. Ltd.(1)	2,884	21,526
Paz Retail & Energy Ltd.	213	31,595
Perion Network Ltd.(1)	783	6,548
Phoenix Financial Ltd.	4,764	85,647
Polyram Plastic Industries Ltd.	494	1,723
Prashkovsky Investments & Construction Ltd.	107	2,916
Priortech Ltd.(1)	79	3,753
Property & Building Corp. Ltd.	34	2,465
Qualitau Ltd.	76	5,982
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	141	10,600
Retailors Ltd.	338	8,322
Riskified Ltd., Class A(1)	1,034	5,315
Sapiens International Corp. NV	553	15,243

Avantis International Small Cap Equity ETF
	Shares	Value
Scope Metals Group Ltd.(1)	125	$5,532
Shapir Engineering & Industry Ltd.(1)	2,766	19,690
Shikun & Binui Ltd.(1)	6,822	22,473
Shufersal Ltd.	6,166	63,635
SimilarWeb Ltd.(1)	343	3,272
Strauss Group Ltd.	1,069	23,865
Summit Real Estate Holdings Ltd.	911	14,996
Tadiran Group Ltd.	21	1,532
Tel Aviv Stock Exchange Ltd.	2,064	27,428
ZIM Integrated Shipping Services Ltd.	1,949	39,409
		1,399,195
Italy — 2.8%
ACEA SpA	1,161	21,225
Anima Holding SpA	3,496	25,263
Ariston Holding NV(2)	2,650	10,149
Arnoldo Mondadori Editore SpA	3,705	8,157
Azimut Holding SpA	3,937	107,121
Banca IFIS SpA	766	17,328
Banca Popolare di Sondrio SpA	11,916	135,007
Banca Sistema SpA	2,637	4,722
BFF Bank SpA	5,778	48,439
Biesse SpA	215	1,819
Brembo NV(2)	2,224	22,234
Cairo Communication SpA	2,605	7,582
Carel Industries SpA(2)	307	6,639
Cementir Holding NV	1,354	18,310
CIR SpA-Compagnie Industriali(1)	25,038	15,662
Credito Emiliano SpA	2,857	37,053
d'Amico International Shipping SA	1,282	4,937
Danieli & C Officine Meccaniche SpA(2)	354	11,054
Danieli & C Officine Meccaniche SpA, Preference Shares	1,123	26,867
Datalogic SpA	361	1,734
Digital Bros SpA(1)(2)	107	1,589
doValue SpA(1)(2)	1,470	2,482
El.En. SpA	1,444	17,637
Enav SpA	7,590	26,568
ERG SpA	933	17,713
Esprinet SpA(1)	574	2,889
Eurogroup Laminations SpA(2)	1,432	4,209
Ferretti SpA(2)	3,569	10,629
Fila SpA	962	9,991
Fincantieri SpA(1)	2,500	24,542
GVS SpA(1)	1,570	8,065
Intercos SpA	310	4,585
Iren SpA	18,901	41,374
Iveco Group NV	5,238	82,633
Maire SpA	4,203	40,731
MARR SpA	1,029	11,460
MFE-MediaForEurope NV, Class A	6,340	21,429
MFE-MediaForEurope NV, Class B	2,047	9,472
Newlat Food SpA(1)	548	6,482
OVS SpA	6,624	24,939
Piaggio & C SpA	4,560	10,148
RAI Way SpA	2,995	17,421

Avantis International Small Cap Equity ETF
	Shares	Value
Revo SpA(1)	665	$8,385
Safilo Group SpA(1)	6,346	6,246
Saipem SpA(1)	25,029	57,668
Salvatore Ferragamo SpA	2,338	19,742
Sanlorenzo SpA	392	13,213
Sesa SpA(2)	196	14,794
Sogefi SpA	2,227	4,657
SOL SpA	1,403	53,547
Spaxs SpA(1)(2)	1,781	6,846
Tamburi Investment Partners SpA(2)	3,103	26,702
Technogym SpA	4,118	49,309
Webuild SpA	11,634	38,514
Wiit SpA(2)	306	5,540
Zignago Vetro SpA(2)	1,191	12,069
		1,245,522
Japan — 32.4%
77 Bank Ltd.	1,800	53,922
A&D HOLON Holdings Co. Ltd.	700	9,372
Access Co. Ltd.(1)	500	3,189
Achilles Corp.	200	1,936
Adastria Co. Ltd.	700	13,547
ADEKA Corp.	2,400	44,492
Advanced Media, Inc.	100	568
Adventure, Inc.	100	2,365
Aeon Delight Co. Ltd.	600	18,745
Aeon Fantasy Co. Ltd.	200	3,710
AEON Financial Service Co. Ltd.	2,800	22,638
Aeon Hokkaido Corp.	900	5,005
Ahresty Corp.(2)	200	859
Ai Holdings Corp.	120	1,549
Aica Kogyo Co. Ltd.	1,600	34,872
Aichi Corp.	600	6,020
Aichi Electric Co. Ltd.	100	2,852
Aichi Financial Group, Inc.	800	14,572
Aichi Steel Corp.	400	19,017
Aichi Tokei Denki Co. Ltd.	100	1,203
Aida Engineering Ltd.	900	5,033
Aiful Corp.	6,000	13,857
Ain Holdings, Inc.	700	20,846
Aiphone Co. Ltd.	200	3,500
Airport Facilities Co. Ltd.	500	2,031
Airtrip Corp.	200	1,350
Aisan Industry Co. Ltd.	900	11,905
AIT Corp.	200	2,109
Akebono Brake Industry Co. Ltd.(1)	3,000	2,269
Akita Bank Ltd.	400	6,381
Albis Co. Ltd.	100	1,745
Alconix Corp.	600	6,007
Alinco, Inc.	300	2,093
Alleanza Holdings Co. Ltd.	300	2,054
Alpen Co. Ltd.	300	4,495
Alpha Systems, Inc.	100	2,188
Alps Alpine Co. Ltd.	5,200	53,689
Altech Corp.	300	4,993

Avantis International Small Cap Equity ETF
	Shares	Value
Amano Corp.	1,600	$41,289
Amiyaki Tei Co. Ltd.(2)	300	3,202
Amuse, Inc.	100	1,007
Amvis Holdings, Inc.	900	3,921
Anabuki Kosan, Inc.	100	1,383
Anest Iwata Corp.	300	2,444
Anicom Holdings, Inc.	1,900	6,724
Anritsu Corp.	4,700	41,676
Anycolor, Inc.	1,000	18,980
AnyMind Group, Inc.(1)	300	2,128
Aohata Corp.	100	1,691
AOKI Holdings, Inc.	800	6,593
Aoyama Trading Co. Ltd.	1,400	19,821
Aoyama Zaisan Networks Co. Ltd.	500	6,785
Aozora Bank Ltd.	1,500	22,452
Arakawa Chemical Industries Ltd.	300	2,288
Arata Corp.	600	12,606
Araya Industrial Co. Ltd.	100	3,200
ARCLANDS Corp.	1,587	17,136
Arcs Co. Ltd.	800	14,842
Arealink Co. Ltd.	400	5,575
Argo Graphics, Inc.	400	13,474
Arisawa Manufacturing Co. Ltd.	800	7,504
Artience Co. Ltd.	1,100	22,241
Artnature, Inc.	300	1,499
Artner Co. Ltd.	100	1,162
As One Corp.	1,300	20,030
Asahi Co. Ltd.	400	3,833
Asahi Diamond Industrial Co. Ltd.	900	4,953
Asahi Net, Inc.	400	1,784
Asahi Printing Co. Ltd.	300	1,778
Asahi Yukizai Corp.	300	7,752
Asanuma Corp.	1,500	6,801
Asax Co. Ltd.	300	1,445
Asia Pile Holdings Corp.	700	4,177
ASKA Pharmaceutical Holdings Co. Ltd.	400	5,415
ASKUL Corp.	1,000	10,569
Atom Corp.(1)	2,000	8,739
Atrae, Inc.	500	2,422
Aucnet, Inc.	300	4,887
Autobacs Seven Co. Ltd.	2,300	22,465
Avant Group Corp.	500	6,179
Avex, Inc.	600	4,971
Awa Bank Ltd.	700	13,515
Axial Retailing, Inc.	1,500	9,767
Axyz Co. Ltd.	100	1,841
AZ-COM MARUWA Holdings, Inc.	1,400	11,197
Bando Chemical Industries Ltd.	600	6,886
Bank of Iwate Ltd.	300	5,999
Bank of Nagoya Ltd.	300	14,432
Bank of Saga Ltd.	300	4,457
Bank of the Ryukyus Ltd.	900	6,778
Baroque Japan Ltd.	400	1,833
Base Co. Ltd.	100	2,182

Avantis International Small Cap Equity ETF
	Shares	Value
baudroie, Inc.(1)	100	$3,183
Beenos, Inc.	500	13,285
Belc Co. Ltd.	100	4,400
Bell System24 Holdings, Inc.	300	2,554
Belluna Co. Ltd.	1,100	6,745
Bengo4.com, Inc.(1)	200	4,293
Bewith, Inc.	100	968
Bic Camera, Inc.	2,500	26,665
B-Lot Co. Ltd.	400	3,083
BML, Inc.	500	9,236
Bookoff Group Holdings Ltd.	100	902
Bourbon Corp.	200	3,307
Br Holdings Corp.	800	1,807
BrainPad, Inc.	300	2,284
BRONCO BILLY Co. Ltd.	100	2,334
Bunka Shutter Co. Ltd.	600	7,430
Bushiroad, Inc.	100	380
Business Brain Showa-Ota, Inc.	200	3,328
Business Engineering Corp.	100	2,483
BuySell Technologies Co. Ltd.	300	4,787
C Uyemura & Co. Ltd.	300	20,567
Canon Electronics, Inc.	400	6,649
Careerlink Co. Ltd.	200	3,070
Carenet, Inc.	300	1,348
Carlit Co. Ltd.	500	3,537
Casio Computer Co. Ltd.	3,300	27,632
Cawachi Ltd.	300	5,327
Celsys, Inc.	800	6,533
Central Automotive Products Ltd.	200	6,508
Central Glass Co. Ltd.	500	10,886
Central Security Patrols Co. Ltd.	200	3,714
Central Sports Co. Ltd.	100	1,622
Change Holdings, Inc.	1,200	10,006
Charm Care Corp. KK	500	4,081
Chiba Kogyo Bank Ltd.(2)	1,000	9,528
Chikaranomoto Holdings Co. Ltd.(2)	300	2,777
Chiyoda Co. Ltd.	400	2,906
Chiyoda Integre Co. Ltd.	200	4,059
Chofu Seisakusho Co. Ltd.	400	4,975
Chori Co. Ltd.	100	2,071
Choushimaru Co. Ltd.	200	2,014
Chubu Shiryo Co. Ltd.	600	5,167
Chubu Steel Plate Co. Ltd.(2)	300	4,367
Chudenko Corp.	700	14,626
Chuetsu Pulp & Paper Co. Ltd.	100	950
Chugin Financial Group, Inc.	4,600	49,079
Chugoku Electric Power Co., Inc.(2)	5,500	31,403
Chugoku Marine Paints Ltd.	1,200	16,888
Chuo Spring Co. Ltd.	400	4,235
Chuo Warehouse Co. Ltd.	300	2,822
Citizen Watch Co. Ltd.	5,100	30,422
CKD Corp.	1,100	16,492
CK-San-Etsu Co. Ltd.	100	2,508
Cleanup Corp.	500	2,220

Avantis International Small Cap Equity ETF
	Shares	Value
CMK Corp.	1,500	$4,637
Coca-Cola Bottlers Japan Holdings, Inc.	2,100	34,426
COLOPL, Inc.	100	315
Colowide Co. Ltd.(2)	2,200	24,808
Computer Engineering & Consulting Ltd.	600	7,431
Comture Corp.	500	6,086
Copro-Holdings Co. Ltd.	100	1,086
Core Concept Technologies, Inc.(1)	200	1,443
Corona Corp.	300	1,894
Cosel Co. Ltd.	800	5,475
Cosmos Initia Co. Ltd.	300	1,964
Cota Co. Ltd.	500	5,007
Cover Corp.(1)(2)	900	15,773
Create Restaurants Holdings, Inc.	3,100	25,721
Create SD Holdings Co. Ltd.	700	13,085
Creek & River Co. Ltd.	100	1,115
Cresco Ltd.	200	1,569
Cross Cat Co. Ltd.	200	1,494
CrowdWorks, Inc.	100	781
CTI Engineering Co. Ltd.	200	3,127
CTS Co. Ltd.	500	2,657
Curves Holdings Co. Ltd.	1,100	4,770
Cyber Security Cloud, Inc.	100	1,202
CYBERDYNE, Inc.(1)	500	615
Cybozu, Inc.	900	17,572
Dai Nippon Toryo Co. Ltd.	400	3,253
Daicel Corp.	7,400	64,160
Dai-Dan Co. Ltd.	800	19,094
Daido Metal Co. Ltd.	800	2,674
Daido Steel Co. Ltd.	3,300	26,897
Daiei Kankyo Co. Ltd.	1,200	21,587
Daihatsu Diesel Manufacturing Co. Ltd.	600	7,051
Daiho Corp.	100	2,434
Dai-Ichi Cutter Kogyo KK	200	1,859
Daiichi Jitsugyo Co. Ltd.	400	6,415
Daiichi Kensetsu Corp.	300	5,069
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,405
Daiichikosho Co. Ltd.	1,900	20,234
Daiki Aluminium Industry Co. Ltd.	600	4,042
Daikoku Denki Co. Ltd.	200	3,555
Daikokutenbussan Co. Ltd.	200	8,615
Daikyonishikawa Corp.	800	3,298
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	300	6,137
Daio Paper Corp.(2)	2,600	14,377
Daiseki Co. Ltd.	600	14,675
Daiseki Eco. Solution Co. Ltd.	100	785
Daishi Hokuetsu Financial Group, Inc.	1,900	34,764
Daishinku Corp.	200	776
Daisue Construction Co. Ltd.	200	2,345
Daito Pharmaceutical Co. Ltd.	110	1,486
Daiwabo Holdings Co. Ltd.	1,900	32,867
Datasection, Inc.(1)	400	2,027
DCM Holdings Co. Ltd.	2,500	22,799
DD GROUP Co. Ltd.(1)	300	2,539

Avantis International Small Cap Equity ETF
	Shares	Value
Demae-Can Co. Ltd.(1)	400	$561
Denka Co. Ltd.	2,500	34,615
Dentsu Soken, Inc.	700	27,708
Denyo Co. Ltd.	300	5,241
Dexerials Corp.	4,100	57,556
DIC Corp.	2,800	59,873
Digital Arts, Inc.	300	12,316
Digital Garage, Inc.	1,000	29,491
Digital Hearts Holdings Co. Ltd.	300	2,122
Digital Holdings, Inc.	100	994
Digital Information Technologies Corp.	200	3,237
Dip Corp.	800	11,418
DKK Co. Ltd.	100	1,052
DKS Co. Ltd.	200	3,747
DMG Mori Co. Ltd.	1,900	33,912
Doshisha Co. Ltd.	500	6,954
Double Standard, Inc.	200	2,118
Doutor Nichires Holdings Co. Ltd.	1,100	17,479
Dowa Holdings Co. Ltd.	1,500	45,774
DTS Corp.	900	25,265
Duskin Co. Ltd.	400	9,951
DyDo Group Holdings, Inc.(2)	500	9,885
Dynapac Co. Ltd.	100	1,216
Eagle Industry Co. Ltd.	500	6,882
Earth Corp.	500	16,468
EAT&HOLDINGS Co. Ltd.	100	1,391
Ebara Foods Industry, Inc.	100	1,873
Ebase Co. Ltd.	500	1,839
Eco's Co. Ltd.	100	1,294
EDION Corp.	1,900	22,408
eGuarantee, Inc.	800	9,294
Ehime Bank Ltd.	800	6,055
Eiken Chemical Co. Ltd.	200	2,924
Eizo Corp.	600	8,631
EJ Holdings, Inc.	300	3,199
Elan Corp.	100	498
Elecom Co. Ltd.	400	4,403
EM Systems Co. Ltd.	400	2,049
en Japan, Inc.	700	7,874
Endo Lighting Corp.	100	917
Enigmo, Inc.	200	415
Enshu Truck Co. Ltd.	100	1,873
eRex Co. Ltd.(1)	100	525
ES-Con Japan Ltd.(1)	200	1,368
ESPEC Corp.	100	1,541
Eternal Hospitality Group Co. Ltd.	200	3,268
Exedy Corp.	1,100	34,913
EXEO Group, Inc.	5,900	68,235
Ezaki Glico Co. Ltd.	1,200	36,278
FALCO HOLDINGS Co. Ltd.	200	3,134
FCC Co. Ltd.	1,200	25,213
Feed One Co. Ltd.	500	2,690
Ferrotec Holdings Corp.	900	14,142
FFRI Security, Inc.	100	1,649

Avantis International Small Cap Equity ETF
	Shares	Value
Fibergate, Inc.	300	$1,889
FIDEA Holdings Co. Ltd.	400	4,065
Finatext Holdings Ltd.(1)	800	4,050
FINDEX, Inc.	300	1,421
First Bank of Toyama Ltd.(2)	1,400	9,222
First Juken Co. Ltd.	200	1,354
Fixstars Corp.(2)	1,000	11,600
FJ Next Holdings Co. Ltd.	400	3,184
Food & Life Cos. Ltd.	2,900	79,619
Forum Engineering, Inc.	500	3,470
Forval Corp.	200	1,912
Foster Electric Co. Ltd.	600	5,765
FP Corp.	1,400	26,888
FP Partner, Inc.	100	1,643
France Bed Holdings Co. Ltd.	100	862
Fudo Tetra Corp.	200	2,964
Fuji Co. Ltd.	800	11,016
Fuji Corp.	200	2,560
Fuji Corp. /Aichi	2,400	35,358
Fuji Corp. Ltd.	500	2,421
Fuji Kyuko Co. Ltd.	300	4,549
Fuji Oil Co. Ltd.	1,500	3,127
Fuji Oil Holdings, Inc.	800	14,498
Fuji Pharma Co. Ltd.	200	1,807
Fuji Seal International, Inc.	1,100	19,893
Fujibo Holdings, Inc.	200	6,675
Fujicco Co. Ltd.	400	4,286
Fujii Sangyo Corp.	100	1,663
Fujikura Composites, Inc.	400	3,759
Fujimi, Inc.	1,000	13,531
Fujio Food Group, Inc.	400	3,100
Fujishoji Co. Ltd.	100	817
Fujita Kanko, Inc.	200	12,710
Fujitsu General Ltd.	1,300	23,872
Fujiya Co. Ltd.	200	2,974
FuKoKu Co. Ltd.(2)	300	3,218
Fukuda Corp.	100	3,394
Fukuda Denshi Co. Ltd.	500	22,130
Fukui Bank Ltd.	500	6,220
Fukui Computer Holdings, Inc.	100	2,121
Fukushima Galilei Co. Ltd.	600	10,786
Fukuyama Transporting Co. Ltd.	500	11,571
FULLCAST Holdings Co. Ltd.	100	1,070
Fumakilla Ltd.	200	1,474
Funai Soken Holdings, Inc.	1,100	17,524
Furukawa Battery Co. Ltd.	400	3,674
Furukawa Co. Ltd.	500	6,955
Furukawa Electric Co. Ltd.	2,100	88,701
Furuno Electric Co. Ltd.	200	3,006
Furyu Corp.	200	1,366
Fuso Chemical Co. Ltd.	500	11,311
Fuso Pharmaceutical Industries Ltd.	100	1,608
Futaba Corp.	800	2,756
Futaba Industrial Co. Ltd.	1,900	9,565

Avantis International Small Cap Equity ETF
	Shares	Value
Future Corp.	1,300	$15,297
Fuyo General Lease Co. Ltd.	400	30,288
G-7 Holdings, Inc.	400	3,482
GA Technologies Co. Ltd.(1)	500	3,572
Gakken Holdings Co. Ltd.	700	4,620
Gakkyusha Co. Ltd.	100	1,359
Gakujo Co. Ltd.	200	2,694
GENDA, Inc.(1)	500	9,085
Geniee, Inc.(1)	200	2,267
Genki Global Dining Concepts Corp.	300	6,601
Genky DrugStores Co. Ltd.	500	9,558
GENOVA, Inc.(1)	200	1,415
Geo Holdings Corp.	800	9,066
Gift Holdings, Inc.	200	4,833
giftee, Inc.	100	950
Giken Ltd.	100	968
Global Link Management KK	100	2,415
Global Security Experts, Inc.	100	3,206
GLOBERIDE, Inc.	300	3,788
Glory Ltd.	1,200	20,852
GLtechno Holdings, Inc.	310	6,251
GMO Financial Gate, Inc.	100	3,624
GMO Financial Holdings, Inc.	1,000	4,851
GMO GlobalSign Holdings KK	100	1,491
GMO internet group, Inc.	2,000	37,611
Godo Steel Ltd.	100	2,656
Goldcrest Co. Ltd.(2)	400	8,287
Goldwin, Inc.	600	28,845
Gourmet Kineya Co. Ltd.	300	2,141
Grandy House Corp.	300	1,157
GREE Holdings, Inc.	1,200	4,410
Greens Co. Ltd.	100	1,685
gremz, Inc.	200	2,931
GS Yuasa Corp.	2,500	39,856
GSI Creos Corp.	200	2,740
G-Tekt Corp.	500	5,458
Gun-Ei Chemical Industry Co. Ltd.	100	1,787
GungHo Online Entertainment, Inc.	200	4,096
Gunma Bank Ltd.	7,200	54,740
Gunze Ltd.	500	16,978
H.U. Group Holdings, Inc.	1,400	24,521
H2O Retailing Corp.	2,900	43,936
Hachijuni Bank Ltd.	2,200	14,221
Hagihara Industries, Inc.	300	2,985
Hagiwara Electric Holdings Co. Ltd.	100	2,215
Hagoromo Foods Corp.	100	2,152
Hakuto Co. Ltd.	100	2,971
Halows Co. Ltd.	300	7,931
Hamakyorex Co. Ltd.	2,200	18,622
Hanwa Co. Ltd.	800	26,338
Happinet Corp.	600	19,076
Harima Chemicals Group, Inc.	300	1,725
Hashimoto Sogyo Holdings Co. Ltd.	200	1,589
Hazama Ando Corp.	3,800	34,179

Avantis International Small Cap Equity ETF
	Shares	Value
Heiwa Corp.	1,900	$29,925
Heiwado Co. Ltd.	800	12,813
Helios Techno Holding Co. Ltd.	600	3,633
Hennge KK	200	1,812
Hibino Corp.	100	1,900
Hibiya Engineering Ltd.	400	8,774
Hiday Hidaka Corp.	800	14,217
HI-LEX Corp.	400	4,307
Hino Motors Ltd.(1)	9,500	30,106
Hioki EE Corp.	300	14,282
Hirano Tecseed Co. Ltd.	200	2,277
Hirata Corp.	200	6,394
Hirogin Holdings, Inc.	7,000	55,204
Hirose Tusyo, Inc.	100	2,619
Hiroshima Electric Railway Co. Ltd.	300	1,217
HIS Co. Ltd.	1,000	9,360
Hisaka Works Ltd.	400	2,681
Hisamitsu Pharmaceutical Co., Inc.	300	8,448
Hochiki Corp.	200	3,334
Hodogaya Chemical Co. Ltd.	200	4,189
Hogy Medical Co. Ltd.	500	15,947
Hokkaido Coca-Cola Bottling Co. Ltd.	100	1,905
Hokkaido Electric Power Co., Inc.	5,200	25,456
Hokkan Holdings Ltd.	200	2,238
Hokko Chemical Industry Co. Ltd.	400	3,378
Hokkoku Financial Holdings, Inc.(2)	400	14,124
Hokuetsu Corp.(2)	2,500	21,557
Hokuetsu Industries Co. Ltd.	200	2,646
Hokuhoku Financial Group, Inc.(2)	3,100	46,474
Hokuriku Electric Power Co.	3,400	18,866
Hokuriku Electrical Construction Co. Ltd.	100	785
Hokuto Corp.	500	6,318
H-One Co. Ltd.	400	2,855
Honeys Holdings Co. Ltd.	400	4,344
Hoosiers Holdings Co. Ltd.	200	1,413
Horiba Ltd.	500	32,643
Hosiden Corp.	1,400	19,036
Hosokawa Micron Corp.	100	2,641
Hotland Co. Ltd.	300	4,186
House Foods Group, Inc.	1,800	33,642
HS Holdings Co. Ltd.	300	1,718
Hyakugo Bank Ltd.	5,300	24,955
Hyakujushi Bank Ltd.	600	13,231
IBJ, Inc.	200	930
Ichibanya Co. Ltd.	500	3,199
Ichigo, Inc.	3,300	7,918
Ichikoh Industries Ltd.	300	818
Ichinen Holdings Co. Ltd.	500	5,557
Ichiyoshi Securities Co. Ltd.	300	1,513
Icom, Inc.	100	1,847
IDOM, Inc.	600	4,450
IG Port, Inc.	300	4,568
Iino Kaiun Kaisha Ltd.	1,900	13,075
IKK Holdings, Inc.	300	1,669

Avantis International Small Cap Equity ETF
	Shares	Value
I'll, Inc.	100	$1,521
Imagica Group, Inc.	100	341
Imuraya Group Co. Ltd.	200	3,239
Inaba Denki Sangyo Co. Ltd.	1,300	34,375
Inaba Seisakusho Co. Ltd.	200	2,242
Inabata & Co. Ltd.	1,000	20,813
I-NE Co. Ltd.	100	1,079
Ines Corp.	400	4,653
I-Net Corp.	200	2,567
Infomart Corp.	2,000	5,050
Inforich, Inc.(1)	300	7,387
Information Planning Co.	100	2,964
INFRONEER Holdings, Inc.	5,900	45,613
Insource Co. Ltd.	1,800	10,475
Intage Holdings, Inc.	100	1,141
Integral Corp.	200	4,663
Inui Global Logistics Co. Ltd.	900	8,859
I-PEX, Inc.	100	1,972
Iriso Electronics Co. Ltd.	400	7,188
ISB Corp.	100	836
Ise Chemicals Corp.	100	15,708
Iseki & Co. Ltd.	200	1,467
Ishihara Chemical Co. Ltd.	200	2,817
Ishihara Sangyo Kaisha Ltd.	700	7,955
Istyle, Inc.(1)	1,500	4,644
Itfor, Inc.	100	871
ITmedia, Inc.	300	3,322
Ito En Ltd.	1,500	33,032
Ito En Ltd., Preference Shares	600	7,521
Itochu Enex Co. Ltd.	1,600	16,617
Itochu-Shokuhin Co. Ltd.	100	5,000
Itoham Yonekyu Holdings, Inc.	660	16,375
Itoki Corp.	400	4,390
IwaiCosmo Holdings, Inc.	400	6,660
Iwatani Corp.	3,600	37,657
Iwatsuka Confectionery Co. Ltd.	100	1,878
Iyogin Holdings, Inc.	3,900	42,748
Izumi Co. Ltd.	700	14,307
J Front Retailing Co. Ltd.	5,200	68,021
J Trust Co. Ltd.	1,100	3,074
JAC Recruitment Co. Ltd.	1,400	7,248
Jaccs Co. Ltd.	300	7,811
Jade Group, Inc.(1)	300	2,782
JAFCO Group Co. Ltd.	1,100	16,919
JALCO Holdings, Inc.	100	207
Jamco Corp.(1)	200	2,410
Japan Aviation Electronics Industry Ltd.	1,100	19,676
Japan Business Systems, Inc.	100	669
Japan Cash Machine Co. Ltd.	200	1,434
Japan Communications, Inc.(1)	2,200	2,234
Japan Electronic Materials Corp.	100	1,457
Japan Elevator Service Holdings Co. Ltd.	2,200	40,368
Japan Engine Corp.(2)	200	4,483
Japan Eyewear Holdings Co. Ltd.	200	2,965

Avantis International Small Cap Equity ETF
	Shares	Value
Japan Investment Adviser Co. Ltd.	200	$2,387
Japan Lifeline Co. Ltd.	1,300	13,505
Japan Material Co. Ltd.	1,300	12,221
Japan Petroleum Exploration Co. Ltd.	4,000	30,398
Japan Property Management Center Co. Ltd.	300	2,256
Japan Pulp & Paper Co. Ltd.	2,100	8,376
Japan Securities Finance Co. Ltd.	300	3,585
Japan System Techniques Co. Ltd.	400	4,864
Japan Transcity Corp.	900	5,494
Japan Wool Textile Co. Ltd.	900	7,965
JBCC Holdings, Inc.	400	11,888
JCR Pharmaceuticals Co. Ltd.	800	2,690
JCU Corp.	700	15,963
JDC Corp.	800	2,581
Jeol Ltd.	1,300	43,047
JFE Systems, Inc.	100	2,377
JGC Holdings Corp.	5,900	43,676
JIG-SAW, Inc.(1)	100	2,043
JINS Holdings, Inc.	400	17,459
JINUSHI Co. Ltd.	100	1,357
JK Holdings Co. Ltd.	300	2,004
J-Lease Co. Ltd.	300	2,635
JM Holdings Co. Ltd.	300	4,653
JMDC, Inc.(2)	200	3,980
J-Oil Mills, Inc.	400	5,334
Joshin Denki Co. Ltd.	400	5,794
Joyful Honda Co. Ltd.	1,100	14,242
JP-Holdings, Inc.(2)	1,600	6,735
JSB Co. Ltd.	200	4,286
JSP Corp.	300	4,143
JTEKT Corp.	4,400	33,386
Juki Corp.(1)	100	302
Juroku Financial Group, Inc.	600	18,010
Justsystems Corp.	900	22,101
JVCKenwood Corp.	4,900	44,488
Kadoya Sesame Mills, Inc.	100	2,446
Kaga Electronics Co. Ltd.	600	10,633
Kakaku.com, Inc.	1,500	21,628
Kaken Pharmaceutical Co. Ltd.	700	21,244
Kamakura Shinsho Ltd.	600	1,915
Kamei Corp.	600	7,720
Kamigumi Co. Ltd.	2,500	56,612
Kanaden Corp.	300	2,971
Kanadevia Corp.(2)	4,300	26,199
Kanagawa Chuo Kotsu Co. Ltd.	100	2,611
Kanamic Network Co. Ltd.	600	1,800
Kanamoto Co. Ltd.	1,000	20,007
Kandenko Co. Ltd.	2,200	37,063
Kaneka Corp.	1,300	32,391
Kaneko Seeds Co. Ltd.	200	1,855
Kanematsu Corp.	1,900	31,583
Kanemi Co. Ltd.	100	2,152
Kanro, Inc.	200	4,560
Kanto Denka Kogyo Co. Ltd.	1,000	5,908

Avantis International Small Cap Equity ETF
	Shares	Value
Kappa Create Co. Ltd.(2)	500	$4,819
Katitas Co. Ltd.(2)	1,300	17,651
Kato Sangyo Co. Ltd.	700	21,163
Kato Works Co. Ltd.	100	880
Kawada Technologies, Inc.	300	6,073
Kawai Musical Instruments Manufacturing Co. Ltd.	100	2,037
KeePer Technical Laboratory Co. Ltd.	400	10,463
Keihan Holdings Co. Ltd.	3,000	67,165
Keihanshin Building Co. Ltd.	700	6,636
Keikyu Corp.(2)	6,100	59,624
KEIWA, Inc.	300	2,423
Keiyo Bank Ltd.	2,500	13,800
Kenko Mayonnaise Co. Ltd.	200	2,554
KH Neochem Co. Ltd.	1,100	18,255
Kibun Foods, Inc.	300	2,076
Kintetsu Department Store Co. Ltd.	100	1,461
Kissei Pharmaceutical Co. Ltd.	900	22,130
Kita-Nippon Bank Ltd.	200	4,785
Kitanotatsujin Corp.	1,000	1,062
Kitz Corp.	1,500	11,401
Kiyo Bank Ltd.	1,300	18,744
KNT-CT Holdings Co. Ltd.(1)	200	1,505
Koa Corp.	600	3,932
Koatsu Gas Kogyo Co. Ltd.	600	3,009
Kobe Electric Railway Co. Ltd.	100	1,644
Kohnan Shoji Co. Ltd.	500	12,028
Kohoku Kogyo Co. Ltd.	300	4,508
Kohsoku Corp.	200	2,791
Koike-ya, Inc.	100	2,932
Kojima Co. Ltd.	700	4,618
Komatsu Matere Co. Ltd.	500	2,606
Komatsu Wall Industry Co. Ltd.	200	1,969
KOMEDA Holdings Co. Ltd.	1,300	23,568
Komeri Co. Ltd.	900	17,152
Komori Corp.	900	7,406
Kondotec, Inc.	400	3,543
Konica Minolta, Inc.	13,700	48,261
Konishi Co. Ltd.	1,000	8,175
Konoike Transport Co. Ltd.	700	13,777
Koshidaka Holdings Co. Ltd.	1,600	11,094
Kotobuki Spirits Co. Ltd.	2,800	43,872
Kourakuen Corp.(1)	300	2,152
KPP Group Holdings Co. Ltd.	1,000	4,478
Krosaki Harima Corp.	400	6,842
KRS Corp.	300	3,752
K's Holdings Corp.	3,800	35,403
KU Holdings Co. Ltd.	300	2,237
Kumagai Gumi Co. Ltd.	1,100	28,129
Kumiai Chemical Industry Co. Ltd.	2,500	12,882
Kura Sushi, Inc.	500	10,042
Kurabo Industries Ltd.	300	12,376
Kureha Corp.	1,000	18,691
Kurimoto Ltd.	200	6,382
Kuriyama Holdings Corp.	400	3,418

Avantis International Small Cap Equity ETF
	Shares	Value
Kusuri No. Aoki Holdings Co. Ltd.	1,500	$31,132
KYB Corp.	1,100	21,200
Kyoei Steel Ltd.	500	6,553
Kyokuto Boeki Kaisha Ltd.	200	2,191
Kyokuto Kaihatsu Kogyo Co. Ltd.	800	13,418
Kyokuto Securities Co. Ltd.	600	6,602
Kyokuyo Co. Ltd.	200	5,490
Kyorin Pharmaceutical Co. Ltd.	900	8,222
Kyoritsu Maintenance Co. Ltd.(2)	1,800	36,115
Kyosan Electric Manufacturing Co. Ltd.	900	2,959
Kyowa Leather Cloth Co. Ltd.	300	1,374
Kyudenko Corp.	100	3,004
Kyushu Financial Group, Inc.	8,500	40,578
Kyushu Leasing Service Co. Ltd.	200	1,341
Lacto Japan Co. Ltd.	200	3,822
LEC, Inc.(2)	600	4,764
Leopalace21 Corp.	4,800	18,035
Life Corp.	1,000	12,172
Lifedrink Co., Inc.	1,200	12,517
LIKE, Inc.	100	945
Link & Motivation, Inc.	500	1,923
Lintec Corp.	1,200	23,010
LITALICO, Inc.	400	2,870
Loadstar Capital KK	200	3,336
Look Holdings, Inc.	100	1,492
M&A Research Institute Holdings, Inc.(1)(2)	300	2,662
Mabuchi Motor Co. Ltd.	2,500	38,713
Macbee Planet, Inc.	100	2,148
Maeda Kosen Co. Ltd.	1,300	15,679
Maezawa Kasei Industries Co. Ltd.	300	3,607
Maezawa Kyuso Industries Co. Ltd.	300	2,645
Makino Milling Machine Co. Ltd.	500	38,279
Mammy Mart Corp.	100	2,997
Management Solutions Co. Ltd.	600	7,380
Mandom Corp.	900	7,626
Mani, Inc.	1,500	13,460
MarkLines Co. Ltd.	200	3,179
Mars Group Holdings Corp.	300	6,301
Marubun Corp.	200	1,348
Maruchiyo Yamaokaya Corp.	100	2,313
Marudai Food Co. Ltd.	400	4,388
Maruha Nichiro Corp.	1,100	22,882
Maruichi Co. Ltd.	100	722
Maruichi Steel Tube Ltd.	1,700	39,328
MARUKA FURUSATO Corp.	700	10,662
Marusan Securities Co. Ltd.	200	1,305
Maruwa Co. Ltd.	100	22,584
Maruzen CHI Holdings Co. Ltd.	500	1,087
Maruzen Showa Unyu Co. Ltd.	300	11,731
Marvelous, Inc.	500	1,681
Matsuda Sangyo Co. Ltd.	200	4,106
Matsui Construction Co. Ltd.	300	1,840
Matsui Securities Co. Ltd.	2,900	15,455
Matsuya Co. Ltd.	800	5,773

Avantis International Small Cap Equity ETF
	Shares	Value
Matsuyafoods Holdings Co. Ltd.	400	$15,698
Max Co. Ltd.	600	16,762
Maxell Ltd.	1,000	12,540
Maxvalu Tokai Co. Ltd.	200	3,946
MCJ Co. Ltd.	1,600	14,444
MEC Co. Ltd.	400	6,788
Media Do Co. Ltd.	200	2,118
Medical Data Vision Co. Ltd.	100	272
Medikit Co. Ltd.	100	1,665
MedPeer, Inc.	100	329
Megachips Corp.	500	16,416
Megmilk Snow Brand Co. Ltd.(2)	1,500	25,715
Meidensha Corp.	1,200	38,191
Meiji Shipping Group Co. Ltd.	200	814
Meiko Construction Co. Ltd.	200	1,796
Meiko Electronics Co. Ltd.(2)	700	33,698
Meisei Industrial Co. Ltd.	300	2,439
MEITEC Group Holdings, Inc.	1,900	37,512
Meito Sangyo Co. Ltd.	200	2,679
Meiwa Corp.	700	3,312
Meiwa Estate Co. Ltd.	200	1,414
Melco Holdings, Inc.	100	1,551
Menicon Co. Ltd.	700	5,861
Mercari, Inc.(1)	2,800	43,906
METAWATER Co. Ltd.	700	8,956
Micronics Japan Co. Ltd.(2)	300	8,670
Midac Holdings Co. Ltd.	100	1,440
Mie Kotsu Group Holdings, Inc.	1,000	3,468
Milbon Co. Ltd.	700	13,629
MIMAKI ENGINEERING Co. Ltd.	500	4,812
Ministop Co. Ltd.	300	3,299
Mirai Industry Co. Ltd.	100	2,350
Miraial Co. Ltd.	100	856
Mirait One Corp.	2,100	31,157
Mirarth Holdings, Inc.	2,400	8,169
Miroku Jyoho Service Co. Ltd.	400	4,886
Mitani Sangyo Co. Ltd.	600	1,332
Mito Securities Co. Ltd.	1,200	4,407
Mitsuba Corp.	700	3,698
Mitsubishi Kakoki Kaisha Ltd.	200	4,936
Mitsubishi Logisnext Co. Ltd.(2)	300	3,838
Mitsubishi Materials Corp.(2)	3,500	55,766
Mitsubishi Paper Mills Ltd.(2)	300	1,302
Mitsubishi Pencil Co. Ltd.	200	3,370
Mitsubishi Research Institute, Inc.	200	6,260
Mitsubishi Shokuhin Co. Ltd.	500	15,850
Mitsubishi Steel Manufacturing Co. Ltd.	300	3,280
Mitsuboshi Belting Ltd.	600	15,269
Mitsui DM Sugar Holdings Co. Ltd.	300	7,028
Mitsui E&S Co. Ltd.(2)	3,200	34,227
Mitsui High-Tec, Inc.	1,500	8,441
Mitsui Matsushima Holdings Co. Ltd.	100	2,755
Mitsui Mining & Smelting Co. Ltd.	1,800	51,452
Mitsui-Soko Holdings Co. Ltd.(2)	600	31,108

Avantis International Small Cap Equity ETF
	Shares	Value
Miura Co. Ltd.	400	$8,507
MIXI, Inc.	1,100	25,729
Miyaji Engineering Group, Inc.(2)	600	7,268
Miyazaki Bank Ltd.	400	8,812
Mizuho Leasing Co. Ltd.	4,300	29,616
Mizuno Corp.	500	26,221
Mochida Pharmaceutical Co. Ltd.	200	4,187
Modec, Inc.	1,700	46,061
Monogatari Corp.	1,000	21,300
Morinaga & Co. Ltd.	1,900	31,127
Morinaga Milk Industry Co. Ltd.	2,000	39,022
Moriroku Holdings Co. Ltd.	200	2,649
Morita Holdings Corp.	1,100	15,292
Morito Co. Ltd.	400	4,053
Moriya Transportation Engineering & Manufacturing Co. Ltd.	300	4,763
Mory Industries, Inc.	100	3,173
MOS Food Services, Inc.	600	14,090
MrMax Holdings Ltd.	500	2,234
Mugen Estate Co. Ltd.	100	1,372
m-up Holdings, Inc.	800	7,946
Murakami Corp.	100	3,650
Musashi Seimitsu Industry Co. Ltd.	1,000	17,189
Musashino Bank Ltd.	600	12,334
Muto Seiko Co.	100	1,111
Nabtesco Corp.	2,000	32,271
Nachi-Fujikoshi Corp.	300	6,659
Nafco Co. Ltd.	300	3,651
Nagaileben Co. Ltd.	100	1,151
Nagano Keiki Co. Ltd.	100	1,269
Nagase & Co. Ltd.	2,600	47,758
Nagase Brothers, Inc.	200	2,546
Nagawa Co. Ltd.	100	4,440
Nagoya Railroad Co. Ltd.	5,600	65,987
Nakamuraya Co. Ltd.	100	2,116
Nakayama Steel Works Ltd.	900	4,612
Namura Shipbuilding Co. Ltd.(2)	1,200	15,919
Nankai Electric Railway Co. Ltd.	2,800	46,927
Nanto Bank Ltd.	700	16,332
Natori Co. Ltd.	200	2,915
NEC Capital Solutions Ltd.	200	5,161
NEOJAPAN, Inc.	100	1,067
Net Protections Holdings, Inc.(1)	400	1,151
Neturen Co. Ltd.(2)	500	3,341
New Art Holdings Co. Ltd.	200	2,022
New Cosmos Electric Co. Ltd.	100	1,748
Nextage Co. Ltd.	400	3,982
NexTone, Inc.(1)	200	1,530
NHK Spring Co. Ltd.(2)	6,000	67,323
Nicca Chemical Co. Ltd.	200	1,658
Nice Corp.	100	999
Nichias Corp.	1,600	48,055
Nichiban Co. Ltd.	200	2,676
Nichicon Corp.	1,700	14,217
Nichiden Corp.	300	5,735

Avantis International Small Cap Equity ETF
	Shares	Value
Nichiha Corp.	200	$4,009
Nichimo Co. Ltd.	100	1,300
Nichireki Group Co. Ltd.	500	7,520
Nichirin Co. Ltd.	200	4,665
Nifco, Inc.	2,400	58,629
Nihon Chouzai Co. Ltd.	300	2,682
Nihon Dempa Kogyo Co. Ltd.	300	1,698
Nihon Dengi Co. Ltd.	200	4,985
Nihon Denkei Co. Ltd.	100	1,229
Nihon Flush Co. Ltd.	400	2,136
Nihon Kagaku Sangyo Co. Ltd.	200	2,100
Nihon Kohden Corp.	800	11,611
Nihon M&A Center Holdings, Inc.	9,200	36,126
Nihon Nohyaku Co. Ltd.	700	3,514
Nihon Parkerizing Co. Ltd.	2,800	24,133
Nihon Tokushu Toryo Co. Ltd.	300	2,779
Nihon Trim Co. Ltd.	100	2,471
Nihon Yamamura Glass Co. Ltd.	100	1,483
Nikkiso Co. Ltd.	1,000	8,001
Nikko Co. Ltd.	600	2,759
Nikkon Holdings Co. Ltd.	3,200	49,691
Nippn Corp.	1,100	15,632
Nippon Air Conditioning Services Co. Ltd.	600	4,011
Nippon Aqua Co. Ltd.	100	490
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,109
Nippon Carbon Co. Ltd.	300	8,180
Nippon Ceramic Co. Ltd.	400	7,228
Nippon Chemical Industrial Co. Ltd.	200	3,021
Nippon Chemi-Con Corp.(1)	400	2,357
Nippon Coke & Engineering Co. Ltd.(2)	5,300	3,193
Nippon Concrete Industries Co. Ltd.	400	959
Nippon Denko Co. Ltd.	2,000	3,673
Nippon Densetsu Kogyo Co. Ltd.	800	11,244
Nippon Dry-Chemical Co. Ltd.	100	2,851
Nippon Electric Glass Co. Ltd.	2,200	51,628
Nippon Fine Chemical Co. Ltd.	200	2,851
Nippon Gas Co. Ltd.	2,600	38,470
Nippon Kayaku Co. Ltd.	4,200	37,743
Nippon Kodoshi Corp.	200	2,422
Nippon Light Metal Holdings Co. Ltd.	1,500	15,568
Nippon Paper Industries Co. Ltd.	2,900	19,503
Nippon Parking Development Co. Ltd.	5,000	6,840
Nippon Road Co. Ltd.	400	4,962
Nippon Seiki Co. Ltd.	1,000	7,449
Nippon Seisen Co. Ltd.	300	2,618
Nippon Sharyo Ltd.	100	1,366
Nippon Sheet Glass Co. Ltd.(1)(2)	1,200	3,169
Nippon Shinyaku Co. Ltd.	400	10,518
Nippon Shokubai Co. Ltd.	3,400	41,300
Nippon Signal Co. Ltd.	900	5,404
Nippon Soda Co. Ltd.	1,300	25,450
Nippon Thompson Co. Ltd.(2)	1,100	3,695
Nippon Yakin Kogyo Co. Ltd.	300	8,269
Nipro Corp.	3,900	33,996

Avantis International Small Cap Equity ETF
	Shares	Value
Nishikawa Rubber Co. Ltd.	200	$6,217
Nishimatsu Construction Co. Ltd.	200	6,540
Nishimatsuya Chain Co. Ltd.	900	12,289
Nishi-Nippon Financial Holdings, Inc.	4,100	54,123
Nishi-Nippon Railroad Co. Ltd.	1,400	20,223
Nishio Holdings Co. Ltd.	600	16,399
Nissan Shatai Co. Ltd.	2,300	15,678
Nissan Tokyo Sales Holdings Co. Ltd.	600	1,878
Nissei ASB Machine Co. Ltd.	100	3,461
Nissei Plastic Industrial Co. Ltd.	200	1,215
Nissha Co. Ltd.	900	8,507
Nisshin Group Holdings Co. Ltd.	600	2,160
Nisshin Oillio Group Ltd.	700	22,355
Nisshinbo Holdings, Inc.	2,700	16,334
Nissin Corp.	300	8,693
Nisso Holdings Co. Ltd.	100	521
Nissui Corp.	7,700	43,964
Nitta Corp.	400	9,553
Nittetsu Mining Co. Ltd.(2)	400	15,610
Nitto Boseki Co. Ltd.	400	12,522
Nitto Fuji Flour Milling Co. Ltd.	100	4,418
Nitto Kogyo Corp.	500	10,003
Nitto Kohki Co. Ltd.	200	2,715
Nitto Seiko Co. Ltd.	600	2,320
Nittoku Co. Ltd.	300	4,364
NJS Co. Ltd.(2)	100	2,894
Noevir Holdings Co. Ltd.	400	10,967
Nohmi Bosai Ltd.	700	15,018
Nojima Corp.	1,900	31,473
NOK Corp.	1,500	22,862
Nomura Co. Ltd.	900	5,160
Noritake Co. Ltd.	600	14,238
Noritsu Koki Co. Ltd.	700	21,011
Noritz Corp.	1,000	11,245
North Pacific Bank Ltd.	8,100	28,202
NPC, Inc.	500	3,095
NPR-RIKEN Corp.	600	10,319
NS United Kaiun Kaisha Ltd.	200	5,344
NSD Co. Ltd.	1,700	38,636
NSK Ltd.	8,600	36,198
NSW, Inc.	200	3,620
NTN Corp.	12,400	19,725
Oat Agrio Co. Ltd.	100	1,335
Obara Group, Inc.	100	2,273
Ochi Holdings Co. Ltd.	200	1,794
Oenon Holdings, Inc.	800	2,231
Ogaki Kyoritsu Bank Ltd.	800	11,766
Ohashi Technica, Inc.	200	2,471
Ohba Co. Ltd.	200	1,320
Ohsho Food Service Corp.	300	6,035
OIE Sangyo Co. Ltd.	100	1,319
Oiles Corp.	100	1,508
Oisix ra daichi, Inc.(1)	900	7,605
Oita Bank Ltd.	300	6,634

Avantis International Small Cap Equity ETF
	Shares	Value
Okabe Co. Ltd.	700	$3,811
Okamoto Industries, Inc.	200	6,919
Okamura Corp.	1,200	15,493
Okasan Securities Group, Inc.(2)	3,900	16,581
Oki Electric Industry Co. Ltd.	2,300	14,191
Okinawa Cellular Telephone Co.	600	16,523
Okinawa Electric Power Co., Inc.	400	2,445
Okinawa Financial Group, Inc.	400	6,683
OKUMA Corp.(2)	1,400	31,354
Okumura Corp.	600	17,115
Okura Industrial Co. Ltd.	200	4,734
Okuwa Co. Ltd.	600	3,025
Onoken Co. Ltd.	400	3,906
Onward Holdings Co. Ltd.	3,300	11,859
Ootoya Holdings Co. Ltd.	100	3,455
Open Up Group, Inc.	1,400	17,236
Optex Group Co. Ltd.	1,000	11,126
Optorun Co. Ltd.	100	1,113
Organo Corp.(2)	900	42,675
Orient Corp.	1,200	6,491
Oriental Consultants Holdings Co. Ltd.	100	3,186
Oriental Shiraishi Corp.	2,100	5,251
Oro Co. Ltd.	100	1,623
Osaka Organic Chemical Industry Ltd.	300	5,010
Osaka Steel Co. Ltd.	200	3,753
OSAKA Titanium Technologies Co. Ltd.(2)	600	6,927
Osaki Electric Co. Ltd.	700	3,606
OSG Corp.	1,900	21,825
Oyo Corp.	400	7,444
Pacific Industrial Co. Ltd.(2)	900	8,404
Pacific Metals Co. Ltd.(1)	400	5,196
Pack Corp.	300	6,465
PAL GROUP Holdings Co. Ltd.	1,500	30,828
PALTAC Corp.	900	23,541
Paramount Bed Holdings Co. Ltd.	800	14,041
Paris Miki Holdings, Inc.	200	370
Park24 Co. Ltd.	4,600	62,329
Pasona Group, Inc.	500	6,758
PCA Corp.	300	3,687
Penta-Ocean Construction Co. Ltd.(2)	6,500	28,445
People Dreams & Technologies Group Co. Ltd.	100	1,037
PeptiDream, Inc.(1)	2,900	39,692
Pharma Foods International Co. Ltd.	100	572
PHC Holdings Corp.	400	2,862
PIA Corp.(1)	100	1,992
Pigeon Corp.	3,500	36,869
PILLAR Corp.	400	9,383
Pilot Corp.	900	24,721
Piolax, Inc.(2)	900	14,346
PKSHA Technology, Inc.(1)	100	2,223
Plaid, Inc.(1)	100	893
Plus Alpha Consulting Co. Ltd.	800	7,584
Polaris Holdings Co. Ltd.(1)	300	435
Port, Inc.	200	2,516

Avantis International Small Cap Equity ETF
	Shares	Value
Premium Group Co. Ltd.	800	$11,707
Premium Water Holdings, Inc.	100	1,959
Press Kogyo Co. Ltd.	2,100	8,076
Prestige International, Inc.	1,500	7,066
Prima Meat Packers Ltd.	700	10,193
Procrea Holdings, Inc.	600	7,150
Pronexus, Inc.	300	2,513
Pro-Ship, Inc.	200	2,191
Proto Corp.	100	1,423
PS Construction Co. Ltd.	400	3,837
QB Net Holdings Co. Ltd.	100	696
Qol Holdings Co. Ltd.	500	5,240
Quick Co. Ltd.	300	3,756
Raccoon Holdings, Inc.	1,000	5,720
Raito Kogyo Co. Ltd.	1,200	20,238
Raiznext Corp.	100	1,051
Raksul, Inc.	1,500	11,926
Rasa Industries Ltd.	200	3,449
Relo Group, Inc.(2)	3,200	40,354
Remixpoint, Inc.(1)(2)	200	582
Renaissance, Inc.	300	2,136
Rengo Co. Ltd.	5,100	27,164
RENOVA, Inc.(1)(2)	700	3,204
Resorttrust, Inc.	2,900	59,858
Restar Corp.	400	6,382
Retail Partners Co. Ltd.	500	4,261
Rheon Automatic Machinery Co. Ltd.	100	833
Rhythm Co. Ltd.	100	2,362
Ricoh Leasing Co. Ltd.	300	10,356
Riken Technos Corp.	600	4,332
Riken Vitamin Co. Ltd.	100	1,564
Ringer Hut Co. Ltd.	600	8,737
Rion Co. Ltd.	100	1,640
Riso Kagaku Corp.	1,000	9,032
Riso Kyoiku Co. Ltd.	1,500	2,562
Rock Field Co. Ltd.	100	1,058
Rokko Butter Co. Ltd.	300	2,306
Rorze Corp.	3,100	34,416
Round One Corp.	7,400	56,106
Royal Holdings Co. Ltd.	1,000	15,784
RS Technologies Co. Ltd.	400	8,749
Ryobi Ltd.	700	10,435
RYODEN Corp.	300	4,816
S Foods, Inc.	300	4,745
S&B Foods, Inc.	200	7,050
Sac's Bar Holdings, Inc.(2)	400	2,429
Sagami Holdings Corp.	100	1,186
Saizeriya Co. Ltd.	800	22,917
Sakai Chemical Industry Co. Ltd.	300	5,465
Sakai Moving Service Co. Ltd.	400	6,296
Sakata INX Corp.	1,100	13,413
Sakura Internet, Inc.	900	24,371
Sala Corp.	200	1,064
San Holdings, Inc.	400	3,261

Avantis International Small Cap Equity ETF
	Shares	Value
San ju San Financial Group, Inc.	400	$5,961
San-A Co. Ltd.	1,000	20,073
San-Ai Obbli Co. Ltd.	500	5,840
Sangetsu Corp.	1,300	24,957
San-In Godo Bank Ltd.	4,400	36,915
Sanix, Inc.(1)	100	162
Sanken Electric Co. Ltd.(1)	500	19,605
Sanki Engineering Co. Ltd.	1,300	28,975
Sanko Gosei Ltd.	500	2,161
Sankyo Frontier Co. Ltd.	200	2,723
Sankyo Seiko Co. Ltd.	600	2,514
Sankyo Tateyama, Inc.	200	787
Sankyu, Inc.	1,000	39,281
Sanoh Industrial Co. Ltd.(2)	600	2,557
Sansan, Inc.(1)	2,500	34,450
Sansei Technologies, Inc.	300	2,741
Sanshin Electronics Co. Ltd.	100	1,372
Santec Holdings Corp.	100	3,722
Sanyo Chemical Industries Ltd.	300	7,964
Sanyo Denki Co. Ltd.	300	17,519
Sanyo Electric Railway Co. Ltd.	300	4,037
Sanyo Shokai Ltd.	200	3,697
Sanyo Special Steel Co. Ltd.	500	9,172
Sanyo Trading Co. Ltd.	600	5,792
Sato Holdings Corp.	900	12,401
Sato Shoji Corp.	300	2,964
Satori Electric Co. Ltd.	100	1,100
Sawai Group Holdings Co. Ltd.	1,600	20,385
SBI Insurance Group Co. Ltd.	200	1,526
SBI Sumishin Net Bank Ltd.	300	8,326
SBS Holdings, Inc.	100	1,886
Scroll Corp.	600	4,139
SEC Carbon Ltd.	200	2,903
Segue Group Co. Ltd.	500	1,553
Seibu Electric & Machinery Co. Ltd.	200	2,541
Seika Corp.	300	8,987
Seikagaku Corp.	800	4,139
Seikitokyu Kogyo Co. Ltd.	700	7,264
Seiko Group Corp.(2)	800	24,783
Seikoh Giken Co. Ltd.	100	3,046
Seino Holdings Co. Ltd.	200	3,016
Seiren Co. Ltd.	400	7,097
Sekisui Jushi Corp.	200	2,485
Sekisui Kasei Co. Ltd.	600	1,427
Senko Group Holdings Co. Ltd.	4,800	46,048
Senshu Electric Co. Ltd.	300	9,591
Senshu Ikeda Holdings, Inc.	6,000	16,484
Senshukai Co. Ltd.(1)	200	320
Seria Co. Ltd.	1,200	20,646
Seven Bank Ltd.	20,000	38,720
SFP Holdings Co. Ltd.	200	2,707
Sharingtechnology, Inc.	600	4,102
Shibaura Electronics Co. Ltd.	300	9,101
Shibaura Machine Co. Ltd.	800	19,079

Avantis International Small Cap Equity ETF
	Shares	Value
Shibaura Mechatronics Corp.	400	$21,971
Shibusawa Logistics Corp.	200	4,218
Shibuya Corp.	400	8,782
SHIFT, Inc.(1)	3,000	25,288
Shiga Bank Ltd.	1,000	31,753
Shikoku Bank Ltd.	900	7,041
Shikoku Electric Power Co., Inc.	4,400	33,940
Shikoku Kasei Holdings Corp.	600	7,490
Shima Seiki Manufacturing Ltd.	600	3,826
Shimadaya Corp.	100	1,003
Shimizu Bank Ltd.	200	1,954
Shimojima Co. Ltd.	200	1,716
Shin Nippon Air Technologies Co. Ltd.	200	2,221
Shinagawa Refractories Co. Ltd.	600	7,024
Shindengen Electric Manufacturing Co. Ltd.	200	3,433
Shin-Etsu Polymer Co. Ltd.	1,100	11,587
Shinko Shoji Co. Ltd.	300	1,804
Shinmaywa Industries Ltd.	1,500	13,435
Shinnihon Corp.	700	7,027
Shinnihonseiyaku Co. Ltd.	200	2,891
Shinsho Corp.	100	4,006
Ship Healthcare Holdings, Inc.	2,000	25,686
Shizuoka Gas Co. Ltd.	300	2,118
SHO-BOND Holdings Co. Ltd.	1,000	31,277
Shoei Co. Ltd.(2)	1,700	20,770
Showa Sangyo Co. Ltd.	400	7,499
SIGMAXYZ Holdings, Inc.	2,300	14,749
Siix Corp.	400	2,831
Simplex Holdings, Inc.	800	14,306
Sinfonia Technology Co. Ltd.	700	27,530
Sinko Industries Ltd.	1,500	12,105
Sintokogio Ltd.	800	4,800
SK-Electronics Co. Ltd.	100	1,517
SKY Perfect JSAT Holdings, Inc.	4,500	31,534
Smaregi, Inc.(1)	100	1,659
SMK Corp.	100	1,752
SMS Co. Ltd.	900	6,938
Socionext, Inc.(2)	3,800	55,669
Soda Nikka Co. Ltd.	400	2,994
Sodick Co. Ltd.	1,000	6,245
Soft99 Corp.	200	1,919
Softcreate Holdings Corp.	300	4,141
Software Service, Inc.	100	7,469
Solasto Corp.	1,300	4,087
Sotetsu Holdings, Inc.	2,300	34,386
Sourcenext Corp.(1)	400	573
Sparx Group Co. Ltd.	400	4,166
SPK Corp.	200	2,781
S-Pool, Inc.	400	816
SRA Holdings	200	5,810
SRS Holdings Co. Ltd.	700	5,713
St. Marc Holdings Co. Ltd.	700	10,918
Star Micronics Co. Ltd.	800	10,440
Startia Holdings, Inc.	100	1,535

Avantis International Small Cap Equity ETF
	Shares	Value
Starts Corp., Inc.	1,000	$27,147
Starzen Co. Ltd.	300	5,524
Stella Chemifa Corp.	200	5,545
STI Foods Holdings, Inc.	300	2,425
Strike Co. Ltd.	300	6,069
Subaru Enterprise Co. Ltd.	100	2,283
Sugimoto & Co. Ltd.	400	3,359
Sumida Corp.	700	4,344
Sumiseki Holdings, Inc.(2)	400	2,002
Sumitomo Bakelite Co. Ltd.	2,000	44,965
Sumitomo Densetsu Co. Ltd.	700	20,886
Sumitomo Mitsui Construction Co. Ltd.	2,100	5,776
Sumitomo Osaka Cement Co. Ltd.	700	16,373
Sumitomo Riko Co. Ltd.(2)	1,400	15,218
Sumitomo Seika Chemicals Co. Ltd.	200	6,608
Sumitomo Warehouse Co. Ltd.	1,400	25,633
Sun Frontier Fudousan Co. Ltd.	200	2,589
Sun*, Inc.(1)	100	362
Sun-Wa Technos Corp.(2)	200	2,897
SUNWELS Co. Ltd.	200	919
Suruga Bank Ltd.(2)	3,400	30,089
Suzuken Co. Ltd.	200	6,348
Suzuki Co. Ltd.	200	2,197
Suzumo Machinery Co. Ltd.	200	3,143
SWCC Corp.	1,100	44,802
System Support Holdings, Inc.	100	1,343
Systems Engineering Consultants Co. Ltd.	200	6,467
Systena Corp.	8,400	19,100
Syuppin Co. Ltd.	500	3,276
T Hasegawa Co. Ltd.	1,000	18,710
T RAD Co. Ltd.	100	2,495
Tachibana Eletech Co. Ltd.	300	4,967
Tachikawa Corp.	200	1,894
Tachi-S Co. Ltd.	700	8,242
Tadano Ltd.	2,500	17,940
Taihei Dengyo Kaisha Ltd.	300	9,455
Taiheiyo Cement Corp.	3,300	86,195
Taiho Kogyo Co. Ltd.	300	1,229
Taikisha Ltd.	100	2,922
Taisei Lamick Co. Ltd.	100	1,680
Taisei Oncho Co. Ltd.	100	2,542
Taiyo Holdings Co. Ltd.	1,200	31,569
Taiyo Kagaku Co. Ltd.	200	2,303
Taiyo Yuden Co. Ltd.(2)	1,700	28,427
Takamatsu Construction Group Co. Ltd.	300	5,373
Takamiya Co. Ltd.	500	1,351
Takaoka Toko Co. Ltd.	100	1,347
Takara & Co. Ltd.	200	4,342
Takara Bio, Inc.	200	1,126
Takara Holdings, Inc.	3,800	29,561
Takara Standard Co. Ltd.	800	9,004
Takasago International Corp.	500	22,557
Takashima & Co. Ltd.	200	1,727
Takashimaya Co. Ltd.	4,400	36,253

Avantis International Small Cap Equity ETF
	Shares	Value
TAKEBISHI Corp.	200	$2,515
Takeuchi Manufacturing Co. Ltd.	1,200	41,311
Taki Chemical Co. Ltd.	100	2,252
Tama Home Co. Ltd.	400	8,914
Tamron Co. Ltd.(2)	1,100	27,236
Tamura Corp.	2,100	7,594
Tanabe Engineering Corp.	200	2,593
Tanseisha Co. Ltd.	900	5,270
Tayca Corp.	300	2,885
Tazmo Co. Ltd.	300	4,722
TDC Soft, Inc.	1,300	11,135
TechMatrix Corp.	1,300	18,890
Techno Ryowa Ltd.	200	4,093
Techno Smart Corp.	100	1,110
TechnoPro Holdings, Inc.	3,300	65,377
Teijin Ltd.	5,400	47,531
Teikoku Electric Manufacturing Co. Ltd.	100	2,042
Teikoku Tsushin Kogyo Co. Ltd.	200	3,108
Tekken Corp.	300	5,121
Temairazu, Inc.	100	2,076
Tenma Corp.	300	5,088
Tenpos Holdings Co. Ltd.	100	2,451
Tenryu Saw Manufacturing Co. Ltd.	100	1,240
Tera Probe, Inc.	100	2,272
Terasaki Electric Co. Ltd.	100	1,604
TerraSky Co. Ltd.(1)	300	4,492
Tess Holdings Co. Ltd.	800	1,380
Tigers Polymer Corp.	200	964
TKC Corp.	800	20,254
TKP Corp.(1)	400	4,223
Toa Corp.	500	3,167
Toa Corp.	1,500	13,473
TOA ROAD Corp.	700	6,967
Toagosei Co. Ltd.	2,700	24,983
TOBISHIMA HOLDINGS, Inc.	400	4,576
TOC Co. Ltd.	600	2,530
Tocalo Co. Ltd.	1,400	16,399
Tochigi Bank Ltd.	2,400	4,432
Toda Corp.	4,200	25,889
Toenec Corp.	1,000	6,420
Toho Bank Ltd.	4,900	10,258
Toho Co. Ltd.	100	1,679
Toho Holdings Co. Ltd.	800	22,390
Toho System Science Co. Ltd.	200	1,605
Toho Titanium Co. Ltd.	600	3,831
Tohokushinsha Film Corp.	1,400	6,093
Tokai Carbon Co. Ltd.	6,100	37,320
Tokai Corp.	400	5,394
TOKAI Holdings Corp.	2,500	15,559
Tokai Rika Co. Ltd.	1,700	25,223
Tokai Tokyo Financial Holdings, Inc.	4,900	16,580
Token Corp.	200	16,817
Tokushu Tokai Paper Co. Ltd.	200	4,909
Tokuyama Corp.	1,900	34,083

Avantis International Small Cap Equity ETF
	Shares	Value
Tokyo Electron Device Ltd.(2)	300	$6,403
Tokyo Energy & Systems, Inc.	400	2,848
Tokyo Individualized Educational Institute, Inc.	400	906
Tokyo Keiki, Inc.	100	2,022
Tokyo Kiraboshi Financial Group, Inc.	600	19,963
Tokyo Rope Manufacturing Co. Ltd.	300	2,555
Tokyo Sangyo Co. Ltd.	400	1,921
Tokyo Seimitsu Co. Ltd.	900	49,528
Tokyo Steel Manufacturing Co. Ltd.	1,500	16,074
Tokyo Tekko Co. Ltd.(2)	300	11,782
Tokyotokeiba Co. Ltd.	500	14,742
Tokyu Construction Co. Ltd.	2,000	10,406
Toli Corp.	1,000	3,092
Tomen Devices Corp.	100	4,016
Tomoe Corp.	500	3,925
Tomoe Engineering Co. Ltd.	200	4,914
Tomoku Co. Ltd.	300	4,672
TOMONY Holdings, Inc.	4,600	15,474
Tomy Co. Ltd.(2)	2,700	65,556
Tonami Holdings Co. Ltd.	100	5,243
Topcon Corp.	2,900	54,619
Topre Corp.	800	9,798
Topy Industries Ltd.	200	2,805
Toridoll Holdings Corp.	1,300	33,480
Torigoe Co. Ltd.	300	1,552
Torishima Pump Manufacturing Co. Ltd.(2)	200	2,988
Toshiba TEC Corp.	700	14,068
Tosho Co. Ltd.	100	447
Totech Corp.	600	9,690
Totetsu Kogyo Co. Ltd.	800	16,347
Toukei Computer Co. Ltd.	100	2,792
Tow Co. Ltd.	100	207
Towa Bank Ltd.	700	3,028
Towa Corp.(2)	1,500	15,527
Toyo Construction Co. Ltd.	500	4,474
Toyo Engineering Corp.	500	2,322
Toyo Gosei Co. Ltd.	100	3,619
Toyo Tanso Co. Ltd.	200	5,131
Toyo Tire Corp.	2,900	48,750
Toyobo Co. Ltd.	2,200	14,221
Toyoda Gosei Co. Ltd.	1,900	33,655
Toyota Boshoku Corp.	2,700	36,252
TPR Co. Ltd.	500	7,703
Traders Holdings Co. Ltd.	100	608
Transaction Co. Ltd.	400	5,737
Transcosmos, Inc.	600	12,615
TRE Holdings Corp.	1,500	16,351
Treasure Factory Co. Ltd.	400	4,216
Tri Chemical Laboratories, Inc.	400	9,354
Trial Holdings, Inc.	1,200	14,525
Trinity Industrial Corp.	200	1,540
Trusco Nakayama Corp.	1,400	18,479
TRYT, Inc.	500	1,197
TS Tech Co. Ltd.	2,600	29,876

Avantis International Small Cap Equity ETF
	Shares	Value
TSI Holdings Co. Ltd.	1,800	$14,396
Tsubakimoto Chain Co.	2,200	28,072
Tsubakimoto Kogyo Co. Ltd.	200	2,866
Tsuburaya Fields Holdings, Inc.(2)	200	2,032
Tsugami Corp.	900	10,663
Tsukada Global Holdings, Inc.	500	1,885
Tsukishima Holdings Co. Ltd.	500	5,272
Tsukuba Bank Ltd.	1,500	2,395
Tsumura & Co.	1,500	43,068
Tsurumi Manufacturing Co. Ltd.	100	2,186
Tsutsumi Jewelry Co. Ltd.	100	1,528
Tsuzuki Denki Co. Ltd.	200	3,107
TV Asahi Holdings Corp.	600	10,146
Tv Tokyo Holdings Corp.	100	2,321
TWOSTONE&Sons	200	1,509
UACJ Corp.	1,300	45,202
UBE Corp.	2,600	38,647
Uchida Yoko Co. Ltd.	200	9,203
Ukai Co. Ltd.	100	2,357
ULS Group, Inc.	100	3,245
Ulvac, Inc.	700	25,610
U-Next Holdings Co. Ltd.	1,800	21,482
Union Tool Co.	100	2,907
Unipres Corp.	900	6,308
UNIRITA, Inc.	100	1,330
United Arrows Ltd.	900	12,881
United Super Markets Holdings, Inc.	1,538	7,970
UNITED, Inc.	300	1,608
Universal Entertainment Corp.	500	3,483
User Local, Inc.	100	1,130
Ushio, Inc.	2,000	28,268
UT Group Co. Ltd.	800	11,960
V Technology Co. Ltd.	200	3,043
Valor Holdings Co. Ltd.	900	13,566
Value HR Co. Ltd.	300	2,917
ValueCommerce Co. Ltd.	100	552
Vector, Inc.	600	3,701
Vertex Corp.	400	4,776
Vision, Inc.	1,100	8,446
Visional, Inc.(1)	700	33,309
Vital KSK Holdings, Inc.	1,000	7,828
VT Holdings Co. Ltd.	2,000	6,843
Wacom Co. Ltd.	3,300	13,740
Wakita & Co. Ltd.	700	7,881
Warabeya Nichiyo Holdings Co. Ltd.	200	2,735
Waseda Academy Co. Ltd.	200	2,677
Watahan & Co. Ltd.	300	3,314
WATAMI Co. Ltd.	400	2,696
WDI Corp.	100	2,258
Weathernews, Inc.	400	9,219
West Holdings Corp.	300	3,162
Will Group, Inc.	200	1,318
WingArc1st, Inc.	700	16,206
World Co. Ltd.	200	3,128

Avantis International Small Cap Equity ETF
	Shares	Value
W-Scope Corp.(1)	700	$1,247
Xebio Holdings Co. Ltd.	700	5,698
YAC Holdings Co. Ltd.	200	1,276
Yagi & Co. Ltd.	100	1,343
Yahagi Construction Co. Ltd.	500	4,199
YAKUODO Holdings Co. Ltd.	200	2,443
YAMABIKO Corp.	1,100	18,299
Yamae Group Holdings Co. Ltd.	200	3,055
Yamagata Bank Ltd.	500	4,586
Yamaguchi Financial Group, Inc.	3,800	41,853
Yamaichi Electronics Co. Ltd.	100	1,398
Yamami Co.	100	2,207
YA-MAN Ltd.	300	1,536
Yamanashi Chuo Bank Ltd.	600	8,255
Yamashin-Filter Corp.	1,700	6,637
Yamatane Corp.	200	4,933
Yamaura Corp.	200	1,716
Yamaya Corp.	100	1,922
Yamazen Corp.	1,800	15,846
Yaoko Co. Ltd.	600	36,816
Yasuda Logistics Corp.	400	4,651
Yellow Hat Ltd.	1,200	22,500
Yodogawa Steel Works Ltd.	500	19,819
Yokogawa Bridge Holdings Corp.	1,100	18,890
Yokorei Co. Ltd.	1,200	6,811
Yokowo Co. Ltd.	500	4,826
Yomeishu Seizo Co. Ltd.	200	3,486
Yondoshi Holdings, Inc.	100	1,194
Yonex Co. Ltd.	2,000	31,036
Yonkyu Co. Ltd.	100	1,485
Yorozu Corp.	400	2,722
Yoshimura Food Holdings KK(1)	400	2,653
Yoshinoya Holdings Co. Ltd.	2,000	38,466
Yossix Holdings Co. Ltd.	100	1,891
Yotai Refractories Co. Ltd.	300	3,405
Yuasa Trading Co. Ltd.	400	12,061
Yukiguni Maitake Co. Ltd.	400	3,157
Yurtec Corp.	1,000	10,587
Yushin Precision Equipment Co. Ltd.	400	1,686
Yushiro Chemical Industry Co. Ltd.	100	1,350
Yutaka Giken Co. Ltd.	100	1,316
Zacros Corp.	300	8,268
Zenitaka Corp.	100	2,843
Zenkoku Hosho Co. Ltd.(2)	1,300	48,649
Zenrin Co. Ltd.	100	657
Zeon Corp.	4,700	46,333
ZERIA Pharmaceutical Co. Ltd.	500	7,048
ZIGExN Co. Ltd.	1,400	3,959
Zojirushi Corp.	200	2,051
Zuiko Corp.	200	1,517
Zuken, Inc.	400	12,274
		14,571,567
Netherlands — 1.2%
Aalberts NV	1,102	37,085

Avantis International Small Cap Equity ETF
	Shares	Value
Acomo NV	215	$4,272
Alfen NV(1)(2)	266	3,505
AMG Critical Materials NV(2)	536	9,226
Arcadis NV	996	49,421
Avantium NV(1)	268	501
Basic-Fit NV(1)(2)	750	17,917
Brunel International NV	323	3,479
Constellium SE(1)	2,047	23,295
Corbion NV	790	17,254
Fugro NV	1,731	26,910
InPost SA(1)	3,277	56,702
Just Eat Takeaway.com NV(1)(2)	2,572	51,922
Koninklijke BAM Groep NV	4,085	21,905
Koninklijke Vopak NV	1,155	48,800
Nedap NV(2)	68	4,202
OCI NV	1,564	18,109
Pharvaris NV(1)	251	3,991
PostNL NV(2)	3,771	3,961
ProQR Therapeutics NV(1)	409	953
Randstad NV	819	33,073
SBM Offshore NV	2,425	51,044
SIF Holding NV(1)(2)	162	1,954
Signify NV	1,447	30,813
Sligro Food Group NV	306	3,396
TKH Group NV, CVA(2)	481	18,559
Van Lanschot Kempen NV	444	21,257
		563,506
New Zealand — 0.6%
Air New Zealand Ltd.	118,079	41,280
Fletcher Building Ltd.(1)	43,989	83,985
KMD Brands Ltd.(1)(2)	41,116	8,769
Ryman Healthcare Ltd.(1)(2)	5,288	9,142
SKYCITY Entertainment Group Ltd.	58,463	43,277
Summerset Group Holdings Ltd.	12,542	86,668
Tourism Holdings Ltd.	621	655
		273,776
Norway — 2.0%
2020 Bulkers Ltd.	482	5,878
Aker Horizons ASA(1)	3,370	513
Aker Solutions ASA	6,412	18,468
AMSC ASA(1)	2,010	4,530
Atea ASA(1)	2,515	29,493
Austevoll Seafood ASA	2,819	26,847
Avance Gas Holding Ltd.	640	932
Belships ASA	2,439	4,432
Bluenord ASA(1)	816	48,315
Borregaard ASA	1,247	20,618
Bouvet ASA	2,562	16,197
BW LPG Ltd.	2,778	32,403
BW Offshore Ltd.	2,569	6,871
Cadeler AS(1)	2,670	12,269
Cool Co. Ltd.	656	4,151
Crayon Group Holding ASA(1)	2,079	21,496
DNO ASA	15,372	16,959

Avantis International Small Cap Equity ETF
	Shares	Value
DOF Group ASA(1)	5,647	$44,620
Elmera Group ASA	3,157	9,037
Europris ASA	4,564	32,917
FLEX LNG Ltd.	501	11,014
Grieg Seafood ASA	1,014	4,279
Himalaya Shipping Ltd.(1)	585	3,232
Hoegh Autoliners ASA	3,490	23,736
Kid ASA	1,050	13,502
Kitron ASA	5,646	20,041
Klaveness Combination Carriers ASA	196	1,074
LINK Mobility Group Holding ASA(1)	702	1,385
MPC Container Ships ASA	10,597	16,928
Noram Drilling AS(1)	307	927
Norbit ASA	444	4,432
Norconsult Norge AS	2,882	10,746
Nordic Mining ASA(1)	1,539	3,168
Nordic Semiconductor ASA(1)	857	10,561
Norske Skog ASA(1)	2,459	5,877
Norwegian Air Shuttle ASA	20,019	20,444
Odfjell Drilling Ltd.	3,366	18,261
OKEA ASA(1)	1,429	2,290
Panoro Energy ASA(1)	1,604	3,909
Pexip Holding ASA	67	260
PhotoCure ASA(1)	574	2,687
Protector Forsikring ASA	1,567	44,203
Rana Gruber ASA	729	4,649
Salmon Evolution ASA(1)	5,843	3,321
SATS ASA(1)	969	2,627
Scatec ASA(1)	3,777	27,115
Sea1 offshore, Inc.	1,567	2,991
Solstad Offshore ASA(1)	640	2,058
SpareBank 1 Nord Norge	2,780	32,783
Sparebank 1 Oestlandet	1,368	19,949
SpareBank 1 SMN	4,005	65,226
Sparebanken Sor	1,007	17,949
Stolt-Nielsen Ltd.	767	18,065
TGS ASA	5,770	55,708
Veidekke ASA	3,081	39,650
Wilh Wilhelmsen Holding ASA, Class A	375	13,558
		885,551
Portugal — 0.3%
Altri SGPS SA	2,956	18,536
Corticeira Amorim SGPS SA	1,225	10,393
CTT-Correios de Portugal SA	2,852	20,622
Mota-Engil SGPS SA(2)	2,817	8,740
NOS SGPS SA	6,162	27,306
REN - Redes Energeticas Nacionais SGPS SA	9,712	24,647
Semapa-Sociedade de Investimento e Gestao	729	11,353
Sonae SGPS SA	12,975	13,636
		135,233
Singapore — 2.0%
AEM Holdings Ltd.	10,851	10,706
Aztech Global Ltd.	14,100	7,984
Boustead Singapore Ltd.	11,400	8,606

Avantis International Small Cap Equity ETF
	Shares	Value
Capitaland India Trust	75,300	$53,512
Centurion Corp. Ltd.	18,500	13,577
ComfortDelGro Corp. Ltd.	123,600	127,419
COSCO Shipping International Singapore Co. Ltd.(1)	58,900	5,856
CSE Global Ltd.	21,000	7,081
First Resources Ltd.	36,100	39,065
Food Empire Holdings Ltd.	12,500	10,546
Frencken Group Ltd.(2)	24,700	19,180
Geo Energy Resources Ltd.(2)	11,500	2,225
Hutchison Port Holdings Trust, U Shares	297,400	49,064
iFAST Corp. Ltd.	6,900	43,980
ISDN Holdings Ltd.	8,700	2,001
Keppel Infrastructure Trust	310,300	101,184
LHN Ltd.	12,500	4,255
Marco Polo Marine Ltd.	170,600	6,446
Nanofilm Technologies International Ltd.	22,300	11,214
Pan-United Corp. Ltd.	2,800	1,297
Raffles Medical Group Ltd.	61,400	42,041
Rex International Holding Ltd.(1)	50,100	6,267
RH PetroGas Ltd.(1)	14,200	1,740
Riverstone Holdings Ltd.	45,600	34,072
Samudera Shipping Line Ltd.	15,200	9,791
Sheng Siong Group Ltd.	54,800	66,562
Singapore Post Ltd.	4,100	1,706
StarHub Ltd.	30,000	26,679
Super Hi International Holding Ltd.(1)	19,000	46,137
UMS Integration Ltd.	32,400	24,549
Yangzijiang Financial Holding Ltd.	190,600	83,978
Yanlord Land Group Ltd.(1)(2)	51,700	20,928
Yoma Strategic Holdings Ltd.(1)	126,900	7,064
		896,712
South Africa — 0.1%
Anglogold Ashanti PLC (New York)	2,261	66,632
Spain — 1.6%
Acerinox SA	3,617	42,340
Almirall SA	1,407	14,751
Amper SA(1)(2)	38,332	5,389
Atresmedia Corp. de Medios de Comunicacion SA	1,622	8,325
Bankinter SA	14,536	140,222
CIE Automotive SA	678	15,905
Construcciones y Auxiliar de Ferrocarriles SA	361	14,228
Ebro Foods SA(2)	1,123	19,090
Enagas SA	4,351	56,472
Ence Energia y Celulosa SA(2)	2,728	9,458
Ercros SA	1,494	4,377
Faes Farma SA	5,097	17,586
Fluidra SA	1,605	36,997
Gestamp Automocion SA(2)	3,063	8,424
Global Dominion Access SA(2)	1,532	4,319
Grenergy Renovables SA(1)(2)	199	7,475
Indra Sistemas SA(2)	1,051	22,788
Laboratorios Farmaceuticos Rovi SA	430	23,636
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(2)	4,543	5,156
Logista Integral SA	979	28,077

Avantis International Small Cap Equity ETF
	Shares	Value
Melia Hotels International SA	1,889	$14,339
Neinor Homes SA(1)	499	7,857
Obrascon Huarte Lain SA(1)(2)	16,197	8,159
Prosegur Cash SA	3,600	2,389
Prosegur Cia de Seguridad SA	2,664	5,369
Sacyr SA	8,795	30,688
Solaria Energia y Medio Ambiente SA(1)(2)	732	5,957
Soltec Power Holdings SA(1)(2)	357	444
Tecnicas Reunidas SA(1)	982	15,855
Tubacex SA(2)	2,479	9,896
Tubos Reunidos SA(1)	876	616
Unicaja Banco SA	21,985	38,173
Vidrala SA	409	42,126
Viscofan SA(2)	803	50,542
		717,425
Sweden — 5.2%
AcadeMedia AB	3,384	24,724
AddLife AB, B Shares	1,905	29,003
Addnode Group AB	3,356	33,054
AFRY AB	1,064	18,786
Alimak Group AB	1,911	25,844
Alleima AB	5,824	51,348
Ambea AB	1,941	19,996
Arjo AB, B Shares	6,412	23,367
Atrium Ljungberg AB, B Shares	995	16,645
Attendo AB	3,435	19,931
Beijer Alma AB(2)	767	14,171
Bergman & Beving AB	859	25,543
BHG Group AB(1)	3,150	7,176
BICO Group AB(1)	337	1,145
Bilia AB, A Shares	1,941	24,702
Billerud Aktiebolag	6,433	71,589
BioGaia AB, B Shares	2,919	33,708
Bonava AB, B Shares(1)	4,491	4,236
Boozt AB(1)(2)	1,444	16,335
Bravida Holding AB	4,544	38,722
Bufab AB	841	35,356
Bulten AB	554	3,593
Bure Equity AB	2,210	73,303
Byggmax Group AB	1,035	4,784
Camurus AB(1)	264	16,374
Catena AB	979	40,498
Cibus Nordic Real Estate AB publ	1,713	25,872
Cint Group AB(1)(2)	5,898	3,718
Clas Ohlson AB, B Shares	1,605	36,095
Cloetta AB, B Shares	5,842	15,033
Coor Service Management Holding AB	2,652	8,338
Corem Property Group AB, B Shares(2)	19,164	9,301
Dios Fastigheter AB(1)	3,009	20,036
Dynavox Group AB(1)	3,386	20,033
Electrolux AB, B Shares(1)	1,030	8,812
Electrolux Professional AB, B Shares	7,091	49,609
Elekta AB, B Shares	4,924	27,060
Enad Global 7 AB	1,622	1,887

Avantis International Small Cap Equity ETF
	Shares	Value
Fastighetsbolaget Emilshus AB, Class B(1)	88	$421
G5 Entertainment AB	163	2,156
Granges AB	3,849	49,009
Hanza AB	784	5,896
Hemnet Group AB	2,494	93,298
Hexatronic Group AB(1)	2,706	7,821
Hoist Finance AB(1)	1,605	11,289
Hufvudstaden AB, A Shares(2)	3,060	34,569
Humana AB(1)	286	1,253
Humble Group AB(1)	12,470	13,058
Instalco AB	6,735	20,972
INVISIO AB	1,357	47,115
Inwido AB	1,532	28,970
JM AB(2)	1,751	24,544
KNOW IT AB	604	8,514
Lindab International AB	2,567	47,333
Loomis AB	1,729	66,706
Medicover AB, B Shares	252	4,876
MEKO AB	1,230	13,849
MIPS AB	667	30,302
Modern Times Group MTG AB, B Shares(1)	2,804	31,662
Munters Group AB	3,574	44,849
Mycronic AB	2,549	107,895
NCAB Group AB	3,477	15,592
NCC AB, B Shares	3,047	55,292
Neobo Fastigheter AB(1)	4,233	6,616
Net Insight AB, B Shares(1)	5,502	2,493
New Wave Group AB, B Shares(2)	2,318	23,683
Nobia AB(1)	10,989	4,024
Nolato AB, B Shares	6,658	37,738
Nordic Waterproofing Holding AB	252	4,313
Note AB(1)	355	5,105
NP3 Fastigheter AB	732	17,817
Nyfosa AB(1)	4,398	40,635
Orron Energy AB(1)	3,720	2,077
Pandox AB(2)	2,850	53,108
Paradox Interactive AB	893	17,312
Peab AB, Class B	5,558	41,800
Platzer Fastigheter Holding AB, B Shares	1,696	13,276
PowerCell Sweden AB(1)	553	1,650
Prevas AB, B Shares	69	703
Proact IT Group AB	622	6,940
Ratos AB, B Shares	5,499	19,357
RaySearch Laboratories AB	1,106	25,701
Rvrc Holding AB	1,781	7,252
Samhallsbyggnadsbolaget i Norden AB	15,927	6,067
Samhallsbyggnadsbolaget i Norden AB, D Shares	3,081	1,816
Scandic Hotels Group AB	4,279	33,916
Sedana Medical AB(1)	1,945	3,348
Sinch AB(1)	12,578	27,801
SkiStar AB	1,302	20,474
Stillfront Group AB(1)	8,194	5,042
Storytel AB(1)	1,162	10,111
Surgical Science Sweden AB(1)(2)	499	7,304

Avantis International Small Cap Equity ETF
	Shares	Value
SwedenCare AB	1,264	$4,967
Teqnion AB(1)	217	3,280
Troax Group AB	1,155	20,808
Truecaller AB, B Shares	5,808	44,141
VBG Group AB, B Shares	591	17,055
Verve Group SE(1)	3,868	15,282
Viaplay Group AB, B Shares(1)	516	41
Vitec Software Group AB, B Shares	766	42,931
Vitrolife AB	1,356	24,964
Wihlborgs Fastigheter AB	4,098	39,704
		2,327,620
Switzerland — 4.1%
Accelleron Industries AG	2,107	100,329
Adecco Group AG	2,775	75,525
Allreal Holding AG	329	62,800
ALSO Holding AG	196	60,714
ams-OSRAM AG(1)	1,115	11,951
Arbonia AG(1)	998	13,957
Aryzta AG(1)	23,014	47,623
Ascom Holding AG	821	3,468
Autoneum Holding AG	105	15,268
Basilea Pharmaceutica Ag Allschwil(1)	90	4,708
Bell Food Group AG(2)	44	12,212
Bossard Holding AG, Class A	126	28,116
Bucher Industries AG	173	73,886
Burckhardt Compression Holding AG	94	65,595
Burkhalter Holding AG	156	17,532
Bystronic AG	28	9,426
Cembra Money Bank AG	641	68,803
Cicor Technologies Ltd.(1)	84	6,806
Clariant AG(1)	5,237	58,201
Comet Holding AG	84	24,791
COSMO Pharmaceuticals NV	179	13,056
Daetwyler Holding AG, Bearer Shares	159	22,062
DKSH Holding AG	621	49,216
dormakaba Holding AG	101	73,316
Dottikon Es Holding AG(1)	62	13,882
Emmi AG	47	42,967
Forbo Holding AG	15	15,456
Gurit Holding AG, Bearer Shares(2)	38	683
Huber & Suhner AG	231	20,020
Implenia AG	269	10,909
Inficon Holding AG	34	43,855
Interroll Holding AG	7	16,854
Intershop Holding AG	87	13,316
Kardex Holding AG	168	48,733
Komax Holding AG(2)	77	10,648
LEM Holding SA	4	3,739
Leonteq AG	199	3,986
Medacta Group SA	162	23,753
Medmix AG	591	7,405
Mobilezone Holding AG(2)	821	11,170
Mobimo Holding AG	177	60,367
Montana Aerospace AG(1)	785	15,226

Avantis International Small Cap Equity ETF
	Shares	Value
Novavest Real Estate AG(1)	158	$6,437
OC Oerlikon Corp. AG Pfaffikon	3,067	13,925
Orior AG(2)	125	4,132
PolyPeptide Group AG(1)	267	6,106
Rieter Holding AG	38	3,691
Schweiter Technologies AG	23	11,385
Sensirion Holding AG(1)(2)	166	11,230
Siegfried Holding AG	88	94,226
SKAN Group AG	213	17,265
Softwareone Holding AG(1)	2,267	15,370
St. Galler Kantonalbank AG	57	29,955
Stadler Rail AG	1,317	29,953
Sulzer AG	191	33,263
Swissquote Group Holding SA	285	116,802
Temenos AG	131	10,789
TX Group AG	58	13,427
u-blox Holding AG	174	14,726
Valiant Holding AG	323	41,426
Vetropack Holding AG	347	10,720
Vontobel Holding AG	623	45,869
Warteck Invest AG	3	6,451
Zehnder Group AG	179	10,747
		1,830,225
United Kingdom — 12.6%
4imprint Group PLC	592	39,121
abrdn PLC	34,884	69,799
Advanced Medical Solutions Group PLC	3,828	10,181
AFC Energy PLC(1)	4,757	470
AG Barr PLC	1,817	13,877
AJ Bell PLC	6,072	32,514
Alliance Pharma PLC(1)	7,036	5,524
Alpha Group International PLC	783	26,934
Ashmore Group PLC	11,271	21,084
Ashtead Technology Holdings PLC	1,584	10,231
ASOS PLC(1)(2)	749	3,160
Aston Martin Lagonda Global Holdings PLC(1)	4,318	4,523
Atalaya Mining Copper SA	2,637	12,097
Auction Technology Group PLC(1)	305	2,198
Avon Technologies PLC	648	11,667
B&M European Value Retail SA	15,960	56,035
Babcock International Group PLC	5,080	42,947
Balfour Beatty PLC	10,741	62,954
Barratt Redrow PLC	8,289	44,835
Beazley PLC	13,236	146,974
Bellway PLC	2,388	70,919
Bloomsbury Publishing PLC	784	6,056
Bodycote PLC	3,688	29,989
boohoo Group PLC(1)(2)	13,218	4,510
BP Marsh & Partners PLC	203	1,773
Breedon Group PLC	5,879	32,787
Burberry Group PLC	2,513	34,569
Burford Capital Ltd.	1,535	23,946
Burford Capital Ltd. (London)	4,417	68,718
Bytes Technology Group PLC	5,289	28,044

Avantis International Small Cap Equity ETF
	Shares	Value
Capricorn Energy PLC	1,039	$3,435
Card Factory PLC	6,109	6,999
Carr's Group PLC	1,464	2,617
Central Asia Metals PLC	3,633	7,030
Ceres Power Holdings PLC(1)(2)	1,494	1,406
Cerillion PLC	392	7,738
Chemring Group PLC	5,770	27,133
Chesnara PLC	3,064	10,036
Churchill China PLC	95	681
Clarkson PLC	302	16,847
Close Brothers Group PLC(1)	3,067	12,841
CMC Markets PLC	2,882	7,509
Coats Group PLC	40,895	45,099
Cohort PLC	922	12,616
Computacenter PLC	1,923	52,056
Conduit Holdings Ltd.	3,759	18,736
Costain Group PLC	6,664	9,006
Craneware PLC	500	11,673
Cranswick PLC	776	47,874
Crest Nicholson Holdings PLC	5,480	10,922
CVS Group PLC	1,357	17,388
De La Rue PLC(1)	1,996	3,013
Deliveroo PLC(1)	21,231	36,260
Direct Line Insurance Group PLC	28,268	98,988
Diversified Energy Co. PLC	1,298	17,429
Dowlais Group PLC	27,220	23,963
Dr. Martens PLC	9,190	7,678
Drax Group PLC	10,315	79,335
Duke Capital Ltd.	7,722	2,913
Dunelm Group PLC	2,809	34,495
easyJet PLC	6,054	38,629
Ecora Resources PLC	3,029	2,269
Elementis PLC	9,086	17,365
Energean PLC	4,024	51,437
EnQuest PLC(1)	48,860	7,314
Essentra PLC	5,790	8,529
Everplay Group PLC(1)	1,963	4,802
FDM Group Holdings PLC	1,666	4,564
Ferrexpo PLC(1)	8,514	8,023
Firstgroup PLC	17,692	35,626
Fonix PLC	1,306	3,730
Foresight Group Holdings Ltd.	1,121	5,294
Forterra PLC	3,617	6,958
Foxtons Group PLC	6,599	5,144
Frontier Developments PLC(1)	251	607
FRP Advisory Group PLC	6,635	11,737
Fuller Smith & Turner PLC, Class A	703	4,753
Fund Technologies PLC(1)	488	9,985
Funding Circle Holdings PLC(1)	6,172	8,261
Future PLC	2,192	25,424
Galliford Try Holdings PLC	1,906	8,478
Games Workshop Group PLC	760	137,425
Gamma Communications PLC	2,268	37,828
GB Group PLC	2,140	8,655

Avantis International Small Cap Equity ETF
	Shares	Value
Genel Energy PLC(1)	2,332	$1,982
Genuit Group PLC	4,665	21,013
Genus PLC	1,090	25,290
Georgia Capital PLC(1)	864	15,770
Grafton Group PLC	4,208	44,310
Grainger PLC	15,375	40,052
Greencore Group PLC	8,997	22,083
Greggs PLC	2,372	62,975
Gulf Keystone Petroleum Ltd.	6,357	15,200
Gym Group PLC(1)	3,348	5,446
Halfords Group PLC	2,157	3,317
Harbour Energy PLC	7,915	22,781
Harworth Group PLC	2,341	4,753
Hays PLC	30,997	27,622
Helios Towers PLC(1)	9,712	12,027
Henry Boot PLC	1,085	2,728
Hill & Smith PLC	1,763	42,956
Hilton Food Group PLC	1,693	18,283
Hochschild Mining PLC(1)	10,064	23,430
Hollywood Bowl Group PLC	4,172	13,846
Hostelworld Group PLC(1)(2)	1,641	2,476
Hunting PLC	3,958	15,750
Ibstock PLC	9,396	19,246
IG Group Holdings PLC	8,001	96,245
Impax Asset Management Group PLC	1,216	2,647
Inchcape PLC	6,823	58,389
Indivior PLC(1)	1,425	12,593
IntegraFin Holdings PLC	5,792	23,865
International Distribution Services PLC	13,664	62,792
International Workplace Group PLC	18,294	46,034
IP Group PLC(1)	19,810	10,765
IQE PLC(1)(2)	23,780	3,978
ITM Power PLC(1)(2)	8,139	2,995
ITV PLC	89,901	80,595
J D Wetherspoon PLC	2,191	16,432
JET2 PLC	4,205	74,718
John Wood Group PLC(1)	1,429	669
Johnson Matthey PLC	3,900	70,510
Johnson Service Group PLC	10,208	16,872
JTC PLC	2,511	30,534
Jubilee Metals Group PLC(1)	63,367	2,667
Judges Scientific PLC	19	1,908
Jupiter Fund Management PLC	8,905	8,234
Just Group PLC	29,679	62,705
Kainos Group PLC	1,374	11,932
Keller Group PLC	1,851	30,708
Keystone Law Group PLC	507	3,182
Kier Group PLC	8,390	15,726
Lancashire Holdings Ltd.	4,739	36,815
Learning Technologies Group PLC	5,752	7,189
Lion Finance Group PLC	895	59,752
Liontrust Asset Management PLC	821	4,263
M&C Saatchi PLC	2,077	4,553
Macfarlane Group PLC	2,586	3,379

Avantis International Small Cap Equity ETF
	Shares	Value
Man Group PLC	3,171	$8,538
Marlowe PLC(2)	1,988	8,546
Marshalls PLC	4,326	13,355
Marston's PLC(1)	16,711	8,914
Me Group International PLC	4,055	9,889
Mears Group PLC	2,617	12,038
Midwich Group PLC(2)	1,030	3,140
Mitchells & Butlers PLC(1)	6,361	17,848
Mitie Group PLC	29,322	43,317
MJ Gleeson PLC	942	5,545
Mobico Group PLC(1)	4,470	3,840
Molten Ventures PLC(1)	4,037	15,390
MONY Group PLC	12,478	30,947
Moonpig Group PLC	7,820	21,161
Morgan Advanced Materials PLC	5,437	14,777
Morgan Sindall Group PLC	999	42,028
Mortgage Advice Bureau Holdings Ltd.	946	8,983
MP Evans Group PLC	790	10,117
NCC Group PLC	5,878	9,602
Next 15 Group PLC	946	3,594
Nexxen International Ltd.(1)	881	7,174
Nichols PLC	687	11,226
Ninety One PLC	7,446	13,109
Norcros PLC	1,337	3,791
Ocado Group PLC(1)	6,187	20,388
On the Beach Group PLC	4,446	12,643
OSB Group PLC	8,177	46,207
Oxford Biomedica PLC(1)(2)	1,265	5,261
Oxford Nanopore Technologies PLC(1)	9,921	14,049
Pagegroup PLC	7,641	30,866
Pan African Resources PLC	58,711	25,324
Pantheon Resources PLC(1)	32,707	24,392
Paragon Banking Group PLC	4,488	42,759
PayPoint PLC	1,391	11,205
Pennon Group PLC	9,852	52,068
Persimmon PLC	2,872	43,748
Pets at Home Group PLC	5,486	16,323
Phoenix Spree Deutschland Ltd.(1)	193	398
Pinewood Technologies Group PLC	1,038	4,769
Plus500 Ltd.	2,039	71,956
Polar Capital Holdings PLC	1,732	9,562
Pollen Street Group Ltd.	630	5,671
PPHE Hotel Group Ltd.	516	8,515
Premier Foods PLC	14,872	34,317
Pulsar Group PLC(1)	752	440
PZ Cussons PLC	2,641	2,637
QinetiQ Group PLC	10,834	55,383
Quilter PLC	44,747	85,148
Raspberry PI Holdings PLC(1)	676	5,102
Rathbones Group PLC	1,395	28,299
Reach PLC	5,266	5,666
Renew Holdings PLC	1,316	10,954
Renewi PLC	1,993	21,375
Renishaw PLC	592	21,590

Avantis International Small Cap Equity ETF
	Shares	Value
Restore PLC(2)	2,349	$6,576
RHI Magnesita NV	574	24,319
Rockhopper Exploration PLC(1)(2)	12,121	5,632
Rotork PLC	18,472	76,544
RS Group PLC	10,148	78,212
RWS Holdings PLC	5,254	8,195
S&U PLC	45	832
S4 Capital PLC(1)(2)	3,727	1,411
Saga PLC(1)	1,144	1,752
Savills PLC	2,586	33,943
Serco Group PLC	20,820	42,962
Serica Energy PLC	6,984	11,115
Severfield PLC	6,412	3,876
SIG PLC(1)	13,702	2,090
Sigmaroc PLC(1)	27,364	27,600
Softcat PLC	2,888	54,845
SolGold PLC(1)	29,446	2,300
Spectris PLC	1,475	53,809
Spire Healthcare Group PLC	5,454	15,563
Spirent Communications PLC(1)	7,929	18,498
SSP Group PLC	18,752	39,582
SThree PLC	3,260	10,003
Strix Group PLC(1)	4,224	2,588
Supreme PLC	1,312	2,725
Synthomer PLC(1)	3,135	5,191
Tate & Lyle PLC	8,978	61,566
TBC Bank Group PLC	1,123	60,802
Team Internet Group PLC	2,119	2,648
Telecom Plus PLC	1,263	26,880
THG PLC(1)(2)	15,248	6,425
TI Fluid Systems PLC	6,893	17,019
TP ICAP Group PLC	20,683	67,760
Travis Perkins PLC	4,883	40,232
Treatt PLC	1,161	5,885
Trustpilot Group PLC(1)	6,870	26,523
TT Electronics PLC	3,422	3,499
TUI AG(1)	13,688	99,689
Vanquis Banking Group PLC	4,221	2,816
Vertu Motors PLC	7,233	4,718
Vesuvius PLC	5,004	25,783
Victorian Plumbing Group PLC	1,212	1,392
Victrex PLC	2,082	24,237
Vistry Group PLC(1)	6,714	52,123
Volex PLC(2)	1,393	4,751
Volution Group PLC	4,873	31,344
Warpaint London PLC	751	3,549
Watches of Switzerland Group PLC(1)	6,501	39,291
Watkin Jones PLC(1)(2)	2,745	1,048
WH Smith PLC	2,460	35,924
Wickes Group PLC	6,504	12,947
XP Power Ltd.(1)	324	4,207
XPS Pensions Group PLC	4,402	20,357
Yellow Cake PLC(1)	5,823	32,942
YouGov PLC	2,071	9,280

Avantis International Small Cap Equity ETF
	Shares	Value
Young & Co.'s Brewery PLC, Class A	380	$4,061
Zigup PLC	5,897	23,188
Zotefoams PLC	1,179	4,016
		5,662,920
United States — 0.7%
Alcoa Corp.	1,390	46,310
Borr Drilling Ltd.(1)	6,000	15,240
Chord Energy Corp.	326	37,262
Cleveland-Cliffs, Inc.(1)	322	3,490
Coeur Mining, Inc.(1)	3,994	20,569
Encore Energy Corp.(1)	1,089	2,744
Golar LNG Ltd.	2,103	80,629
Kingsway Financial Services, Inc.(1)	145	1,127
Lion Electric Co.(1)	1,425	107
Luxfer Holdings PLC	499	6,088
Pagaya Technologies Ltd., Class A(1)	317	4,067
Primo Brands Corp., Class A	2,536	85,438
Quanex Building Products Corp.	5	96
Quanex Building Products Corp. (London)	102	1,963
Viemed Healthcare, Inc.(1)	327	2,564
		307,694
TOTAL COMMON STOCKS (Cost $44,006,877)		44,799,402
RIGHTS — 0.0%
Sweden — 0.0%
AcadeMedia AB(1)	3,384	168
Cint Group AB(1)	11,796	1,692
TOTAL RIGHTS (Cost $1,498)		1,860
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)(2) (Cost $—)	531	425
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,163	60,163
State Street Navigator Securities Lending Government Money Market Portfolio(3)	963,727	963,727
TOTAL SHORT-TERM INVESTMENTS (Cost $1,023,890)		1,023,890
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $45,032,265)		45,825,577
OTHER ASSETS AND LIABILITIES — (2.0)%		(879,415)
TOTAL NET ASSETS — 100.0%		$44,946,162

Avantis International Small Cap Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.2%
Materials	14.6%
Consumer Discretionary	14.1%
Financials	13.4%
Information Technology	9.1%
Consumer Staples	5.7%
Energy	5.6%
Health Care	4.4%
Real Estate	3.7%
Communication Services	3.5%
Utilities	2.4%
Short-Term Investments	2.3%
Other Assets and Liabilities	(2.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,369,556. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,540,368, which includes securities collateral of $1,576,641.

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)

Avantis International Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 8.6%
Adairs Ltd.	226,030	$324,967
Aeris Resources Ltd.(1)(2)	781,679	78,001
Alkane Resources Ltd.(1)	860,935	332,161
Alliance Aviation Services Ltd.(1)	48,226	80,843
Amplitude Energy Ltd.(1)	5,523,701	722,484
Appen Ltd.(1)(2)	318	263
ARN Media Ltd.	1,042	392
Aurelia Metals Ltd.(1)	2,272,264	281,413
Austal Ltd.(1)	2,630,354	6,979,029
Australian Agricultural Co. Ltd.(1)(2)	232,563	217,820
Australian Finance Group Ltd.	425,451	426,776
Bank of Queensland Ltd.	7,800,754	32,585,081
Beach Energy Ltd.	28,652,017	25,020,779
Bega Cheese Ltd.	174,752	571,017
Bendigo & Adelaide Bank Ltd.	2,390,746	15,973,048
Bravura Solutions Ltd.	172,386	273,331
Capricorn Metals Ltd.(1)	2,077,616	9,875,505
Catalyst Metals Ltd.(1)	183,571	471,678
Cedar Woods Properties Ltd.	9,410	32,732
Challenger Ltd.	1,238,477	4,505,365
Champion Iron Ltd.(2)	5,805,607	19,588,471
Coast Entertainment Holdings Ltd.(1)(2)	13,124	3,849
Coronado Global Resources, Inc.	10,100,758	3,527,466
Credit Corp. Group Ltd.	157,338	1,499,476
Elders Ltd.	465,220	2,050,949
Emeco Holdings Ltd.(1)(2)	576,877	308,070
Emerald Resources NL(1)(2)	791,979	1,955,863
EVT Ltd.	672,927	6,148,143
Findi Ltd.(1)	1,352	4,292
FleetPartners Group Ltd.(1)	2,795,187	4,370,192
Gold Road Resources Ltd.	6,505,353	9,962,345
GrainCorp Ltd., A Shares	3,612,481	15,589,821
Grange Resources Ltd.	4,529,711	619,663
GWA Group Ltd.	169,728	246,345
Harvey Norman Holdings Ltd.	5,158,636	16,778,960
Helia Group Ltd.	5,939,403	22,661,018
Helloworld Travel Ltd.	15,179	15,913
Humm Group Ltd.	534,555	205,870
Iluka Resources Ltd.	6,901,868	17,846,950
Infomedia Ltd.	454,108	383,162
Inghams Group Ltd.	5,725,547	12,013,487
Insignia Financial Ltd.	2,724,383	7,230,783
JB Hi-Fi Ltd.	486,201	27,956,408
Karoon Energy Ltd.(2)	14,495,381	13,914,353
Lindsay Australia Ltd.	43,815	16,869
Maas Group Holdings Ltd.(2)	31,365	74,435
MAC Copper Ltd.(1)	88,659	925,191
MAC Copper Ltd., Class A(1)	96,529	972,047
Macmahon Holdings Ltd.	809,023	146,661
Magellan Financial Group Ltd.	2,506,157	12,667,830
McMillan Shakespeare Ltd.	303,246	3,025,211

Avantis International Small Cap Value ETF
	Shares	Value
Metals X Ltd.(1)	845,752	$268,124
Metcash Ltd.	1,913,882	3,744,740
Mineral Resources Ltd.	93,815	1,329,830
Monadelphous Group Ltd.	179,056	1,804,504
Myer Holdings Ltd.(2)	13,826,403	6,507,041
MyState Ltd.	57,109	145,804
New Hope Corp. Ltd.	7,717,959	19,303,111
nib holdings Ltd.	1,338,776	5,567,473
NRW Holdings Ltd.	7,908,625	16,120,482
Nufarm Ltd.	568,774	1,346,527
OFX Group Ltd.(1)(2)	103,793	77,597
Ora Banda Mining Ltd.(1)(2)	158,575	92,138
Orora Ltd.	331,001	435,670
Perenti Ltd.	15,686,435	12,530,507
Perseus Mining Ltd.	23,156,760	42,799,006
Platinum Asset Management Ltd.	6,322,331	2,267,956
Premier Investments Ltd.	652,008	9,260,966
Qube Holdings Ltd.	1,619,279	4,040,443
Ramelius Resources Ltd.	17,649,230	29,260,874
Regis Resources Ltd.(1)	13,253,700	26,751,288
Resimac Group Ltd.	17,380	9,972
Resolute Mining Ltd.(1)	40,729,151	9,341,120
Ridley Corp. Ltd.	2,708,752	4,432,594
Sandfire Resources Ltd.(1)	2,226,030	14,754,284
Servcorp Ltd.	21,643	73,005
Seven West Media Ltd.(1)	3,136,102	340,561
Sims Ltd.	1,455,456	13,181,715
Solvar Ltd.	85,578	75,421
Southern Cross Media Group Ltd.	652,368	283,584
SRG Global Ltd.	1,076,938	878,927
Stanmore Resources Ltd.	2,359,905	3,383,964
Star Entertainment Group Ltd.(1)	23,043,322	1,595,756
Super Retail Group Ltd.	2,641,733	23,603,062
Terracom Ltd.(2)	3,476,272	261,600
Tyro Payments Ltd.(1)	519,649	285,504
Vault Minerals Ltd.(1)	36,293,976	9,305,229
Viva Energy Group Ltd.	8,493,119	9,146,317
West African Resources Ltd.(1)	16,139,239	17,677,570
Westgold Resources Ltd.	2,632,022	4,152,044
Westgold Resources Ltd. (Toronto)	192,598	295,537
Whitehaven Coal Ltd.	5,113,156	17,903,042
Zip Co. Ltd.(1)	133,272	207,531
		616,305,198
Austria — 0.6%
AT&S Austria Technologie & Systemtechnik AG(1)	1,244,900	16,653,746
FACC AG(1)	11,639	85,521
Lenzing AG(1)	453,184	12,226,499
Porr AG	300,593	7,257,618
Semperit AG Holding	80,753	1,175,210
UNIQA Insurance Group AG	866,830	7,925,321
		45,323,915
Belgium — 1.2%
AGFA-Gevaert NV(1)	1,773	1,533
Bekaert SA	589,468	21,230,328

Avantis International Small Cap Value ETF
	Shares	Value
bpost SA	2,129,750	$3,360,838
Cie d'Entreprises CFE	26,716	196,366
Deceuninck NV	138,173	319,504
Exmar NV	29,683	352,778
Gimv NV(2)	30,323	1,177,452
KBC Ancora	280,407	16,225,824
Melexis NV	15,905	945,196
Ontex Group NV(1)(2)	515	4,438
Proximus SADP	600,315	3,734,738
Solvay SA	541,586	17,665,219
Tessenderlo Group SA(2)	104,207	2,325,033
Umicore SA(2)	1,829,594	16,565,555
		84,104,802
Canada — 9.7%
ADENTRA, Inc.	62,755	1,453,548
ADF Group, Inc.	33,224	195,658
Advantage Energy Ltd.(1)	1,866,319	13,016,180
Aecon Group, Inc.	99,489	1,550,013
Alamos Gold, Inc., Class A	4,652	106,304
Algoma Steel Group, Inc.	123,946	908,123
Americas Gold & Silver Corp.(1)	186,500	87,659
Amerigo Resources Ltd.	7,300	9,133
Aris Mining Corp.(1)	1,176,412	4,350,305
Athabasca Oil Corp.(1)	1,075,773	3,539,436
AutoCanada, Inc.(1)	2,418	29,131
B2Gold Corp.	16,749,722	44,804,855
Baytex Energy Corp.	9,003,642	20,412,612
Birchcliff Energy Ltd.	2,192,668	8,396,323
Bird Construction, Inc.	132,388	2,019,563
Black Diamond Group Ltd.	9,210	53,984
Bonterra Energy Corp.(1)(2)	29,334	74,007
Boralex, Inc., A Shares	400	8,203
Brookfield Wealth Solutions Ltd.(1)	21,985	1,274,043
Calfrac Well Services Ltd.(1)	28,265	75,608
Canacol Energy Ltd.(1)(2)	17,903	47,519
Canfor Corp.(1)(2)	75,255	797,414
Capital Power Corp.	1,265,787	44,393,318
Cardinal Energy Ltd.	1,101,454	4,887,738
Cascades, Inc.	563,845	4,372,795
Centerra Gold, Inc.	1,996,109	11,437,874
CES Energy Solutions Corp.	2,056,601	11,372,254
Chorus Aviation, Inc.(1)(2)	160,478	2,242,865
Doman Building Materials Group Ltd.	50,440	263,574
Dorel Industries, Inc., Class B(1)	59,305	168,887
Dundee Precious Metals, Inc.	1,200,643	14,074,930
Eldorado Gold Corp.(1)	593,827	8,172,176
Enerflex Ltd.	3	24
Ensign Energy Services, Inc.(1)(2)	1,697,306	3,237,992
Equinox Gold Corp.(1)(2)	2,381,082	15,256,700
ERO Copper Corp.(1)(2)	11,112	131,186
Evertz Technologies Ltd.	300	2,430
Finning International, Inc.	159,388	4,704,246
First National Financial Corp.	4,687	131,628
Fortuna Mining Corp.(1)	3,868,281	16,711,081

Avantis International Small Cap Value ETF
	Shares	Value
Freehold Royalties Ltd.	475,086	$4,137,607
Frontera Energy Corp.	537,415	2,652,250
Greenfire Resources Ltd.(1)	7,540	44,456
Headwater Exploration, Inc.	1,736,933	7,635,662
High Liner Foods, Inc.	4	46
Hudbay Minerals, Inc.	2,267,872	16,098,874
IAMGOLD Corp.(1)	7,655,685	42,174,397
InPlay Oil Corp.	29,130	32,417
Interfor Corp.(1)	51,347	608,320
International Petroleum Corp.(1)	792,869	11,147,023
Jaguar Mining, Inc.(1)	16,300	28,279
Journey Energy, Inc.(1)(2)	73,676	86,573
Kelt Exploration Ltd.(1)	1,373,341	5,942,364
Keyera Corp.	10	293
Kinross Gold Corp.	1,236,068	13,242,823
Laurentian Bank of Canada	174,229	3,225,058
Linamar Corp.	41,375	1,493,990
Lithium Argentina AG(1)(2)	185,865	404,683
Lotus Creek Exploration, Inc.(1)	106,740	104,766
Lundin Gold, Inc.	942,309	25,961,940
Major Drilling Group International, Inc.(1)	11,780	66,930
Martinrea International, Inc.	1,071,446	5,909,894
Mattr Corp.(1)(2)	315,120	2,258,714
MEG Energy Corp.	664,826	10,348,631
Methanex Corp.	12,024	529,081
Mullen Group Ltd.	197,766	1,798,929
National Bank of Canada	17,969	1,495,523
Neo Performance Materials, Inc.	8,347	46,156
New Gold, Inc.(1)	11,292,241	30,674,620
North American Construction Group Ltd.	268,721	4,721,540
North West Co., Inc.	10,864	349,706
NuVista Energy Ltd.(1)	2,054,923	16,831,407
Obsidian Energy Ltd.(1)(2)	1,031,456	5,639,410
OceanaGold Corp.	8,242,298	22,104,798
Paramount Resources Ltd., A Shares	253,622	2,894,280
Parex Resources, Inc.	1,468,997	14,316,819
Pason Systems, Inc.	106,833	909,013
Payfare, Inc.(1)	19,800	54,196
PetroTal Corp.	557,311	265,799
Peyto Exploration & Development Corp.	2,375,678	26,141,900
PHX Energy Services Corp.	10,940	68,434
Pine Cliff Energy Ltd.	124,656	68,930
Pizza Pizza Royalty Corp.	24,693	226,491
Polaris Renewable Energy, Inc.	1,870	15,627
Precision Drilling Corp.(1)	105,520	5,233,150
Quipt Home Medical Corp.(1)	17,620	46,037
Real Matters, Inc.(1)	190,973	762,968
Russel Metals, Inc.	479,847	13,608,517
Secure Waste Infrastructure Corp.	274,158	2,726,894
Sierra Metals, Inc.(1)(2)	2,970	1,601
Spartan Delta Corp.(1)(2)	1,757,566	3,948,221
SunOpta, Inc.(1)	143,537	893,913
Surge Energy, Inc.	1,362,720	5,058,100
Tamarack Valley Energy Ltd.	6,866,368	20,265,693

Avantis International Small Cap Value ETF
	Shares	Value
Taseko Mines Ltd.(1)	977,646	$2,054,290
Torex Gold Resources, Inc.(1)	1,224,058	26,727,487
Total Energy Services, Inc.	19,150	133,689
Tourmaline Oil Corp.	1,424	65,700
Transcontinental, Inc., Class A	139,404	1,671,788
Trican Well Service Ltd.	1,809,659	5,678,833
Valeura Energy, Inc.(1)(2)	181,911	902,797
Veren, Inc.	5,618,482	30,679,805
Vermilion Energy, Inc.	2,438,494	20,714,768
West Fraser Timber Co. Ltd.	47	3,735
Western Forest Products, Inc.(1)	1,817,319	565,262
Whitecap Resources, Inc.	4,914,493	33,391,717
		702,664,933
Denmark — 1.9%
Bang & Olufsen AS(1)	63,502	125,055
cBrain AS	5,020	96,773
D/S Norden AS	511,239	13,477,833
Dfds AS	349,078	4,990,595
FLSmidth & Co. AS	53,782	2,818,793
H&H International AS, B Shares(1)	17,210	239,246
Jyske Bank AS	17,204	1,391,582
Nilfisk Holding AS(1)	2,475	32,197
NKT AS(1)	446,512	30,504,428
NNIT AS(1)	38,741	435,151
Per Aarsleff Holding AS	159,054	10,172,941
Solar AS, B Shares	21,345	814,083
Spar Nord Bank AS	693,568	20,236,142
Sparekassen Sjaelland-Fyn AS	3,291	135,962
Svitzer Group AS(1)	13,486	396,815
Sydbank AS	642,556	39,624,490
TORM PLC, Class A(2)	544,379	9,726,441
		135,218,527
Finland — 1.0%
Citycon OYJ	121,901	392,238
Finnair OYJ(1)(2)	816,696	2,981,739
Harvia OYJ	4,318	207,071
Kemira OYJ(2)	256,145	5,647,503
Lassila & Tikanoja OYJ	61,252	567,468
Mandatum OYJ	133,057	753,249
Marimekko OYJ	199,443	2,761,208
Metsa Board OYJ, Class B(2)	31,749	129,087
Nokian Renkaat OYJ(2)	3,476,062	22,636,435
Outokumpu OYJ	3,223,935	11,958,172
Puuilo OYJ	1,084,747	11,195,629
Suominen OYJ(2)	37,461	84,402
Tokmanni Group Corp.(2)	908,859	13,015,992
Verkkokauppa.com OYJ(1)	49,734	109,587
		72,439,780
France — 3.2%
AKWEL SADIR	3,304	24,478
Aperam SA	223,086	6,784,117
Ayvens SA(2)	137,778	1,157,198
Beneteau SACA(2)	268,924	2,837,435
Bonduelle SCA	1,547	11,055

Avantis International Small Cap Value ETF
	Shares	Value
Catana Group	34,895	$182,384
Cie des Alpes	401,736	6,800,856
Clariane SE(1)(2)	628,847	2,419,225
Coface SA	855,886	14,658,162
Derichebourg SA	1,881,458	10,629,493
Emeis SA(1)(2)	373,771	4,272,027
Eramet SA(2)	17,685	962,715
Esso SA Francaise	8,339	999,179
Etablissements Maurel et Prom SA	1,304,442	7,976,247
Euroapi SA(1)(2)	223,312	599,842
Eutelsat Communications SACA(1)(2)	3,024,377	3,784,259
Groupe LDLC	5,593	49,874
Guillemot Corp.(1)	967	6,020
Imerys SA	139,331	4,525,810
Jacquet Metals SACA(2)	61,360	1,136,844
Kaufman & Broad SA	119,362	4,051,957
La Francaise De L'energie SACA(1)(2)	936	19,927
Maisons du Monde SA	233,729	852,145
Manitou BF SA	15,143	357,869
Mersen SA	43,425	946,333
Metropole Television SA	295,182	3,959,455
Nexans SA	153,867	16,041,644
Nexity SA(1)(2)	50,441	557,020
Opmobility	662,832	7,129,563
OVH Groupe SAS(1)	80,505	609,257
Pullup Entertainment(1)	149	2,808
SES SA(2)	5,807,956	25,387,930
SMCP SA(1)(2)	188,263	707,414
Solutions 30 SE(1)(2)	249,027	356,396
Television Francaise 1 SA	1,210,814	10,090,547
Ubisoft Entertainment SA(1)	990,460	12,545,708
Valeo SE	1,855,091	19,501,932
Vallourec SACA(1)(2)	2,329,158	45,583,122
Vicat SACA	132,672	6,309,617
VusionGroup(2)	11,104	2,381,540
X-Fab Silicon Foundries SE(1)(2)	918,643	4,405,697
		231,615,101
Germany — 3.7%
1&1 AG	189,773	2,561,707
7C Solarparken AG	68,320	136,762
AlzChem Group AG	17,080	1,387,152
Aurubis AG(1)	18,105	1,573,095
Baader Bank AG(1)	7,082	30,810
BayWa AG(1)(2)	83,253	695,769
Bertrandt AG	2,240	59,877
Borussia Dortmund GmbH & Co. KGaA	65,495	218,019
CANCOM SE	16,426	429,505
Ceconomy AG(1)	74,145	238,600
Cewe Stiftung & Co. KGaA	32,440	3,282,110
Deutsche Beteiligungs AG(1)	1,595	40,655
Deutsche Pfandbriefbank AG(1)	895,340	5,121,016
Deutsche Rohstoff AG	9,564	375,165
Deutz AG	1,584,661	8,591,284
Draegerwerk AG & Co. KGaA	981	45,912

Avantis International Small Cap Value ETF
	Shares	Value
Draegerwerk AG & Co. KGaA, Preference Shares	16,490	$933,643
Duerr AG	159,092	4,180,310
Einhell Germany AG, Preference Shares	301	20,291
Elmos Semiconductor SE	68,310	4,838,464
ElringKlinger AG	6,469	28,579
Energiekontor AG	7,659	343,047
flatexDEGIRO AG	1,102,352	21,695,340
Grand City Properties SA(1)	427,695	4,849,932
Grenke AG	29,535	533,613
Heidelberger Druckmaschinen AG(1)	1,342,665	1,495,040
Hornbach Holding AG & Co. KGaA	121,427	10,010,065
HUGO BOSS AG	394,091	18,012,411
Indus Holding AG	13,243	325,191
Instone Real Estate Group SE	69,844	623,700
JOST Werke SE	156,791	7,807,335
Jungheinrich AG, Preference Shares	648,781	19,679,378
K&S AG	133,668	1,843,840
Kloeckner & Co. SE	155,868	1,073,858
Krones AG	161,262	21,972,399
Lang & Schwarz AG	28,843	688,197
Lanxess AG	855,361	25,489,479
METRO AG(1)	909,916	5,063,512
MLP SE	6,972	49,828
Mutares SE & Co. KGaA(2)	189,399	5,251,490
Norma Group SE	38,248	610,305
SAF-Holland SE	588,347	10,588,666
Salzgitter AG	68,709	1,396,900
Schaeffler AG(1)	820,596	4,104,531
SGL Carbon SE(1)	157,836	671,948
Siltronic AG	255,779	12,134,817
Sixt SE(2)	61,628	5,467,790
Sixt SE, Preference Shares	43,507	2,701,947
SMA Solar Technology AG(2)	14,116	211,743
Stabilus SE	1,394	41,905
STO SE & Co. KGaA, Preference Shares	9,983	1,291,979
Suedzucker AG(2)	330,757	3,719,948
TAG Immobilien AG(1)	1,528,636	22,417,804
thyssenkrupp AG	2,277,586	17,946,356
Wacker Neuson SE	214,789	3,850,457
Wuestenrot & Wuerttembergische AG	47,705	626,946
		269,380,422
Hong Kong — 1.4%
AustAsia Group Ltd.(1)	403,380	60,044
Bank of East Asia Ltd.	88,640	130,619
Bright Smart Securities & Commodities Group Ltd.	9,784,000	3,383,315
Cafe de Coral Holdings Ltd.	3,668,000	3,400,850
Chow Sang Sang Holdings International Ltd.	114,000	96,327
Comba Telecom Systems Holdings Ltd.(1)	258,000	49,614
Crystal International Group Ltd.	34,500	22,275
CSI Properties Ltd.(1)	80,000	885
Dah Sing Banking Group Ltd.	702,000	794,684
Dah Sing Financial Holdings Ltd.	574,000	2,234,182
Dream International Ltd.	66,000	48,778
E-Commodities Holdings Ltd.	22,822,000	2,909,981

Avantis International Small Cap Value ETF
	Shares	Value
FSE Lifestyle Services Ltd.	19,000	$13,825
Giordano International Ltd.	108,000	20,440
Hang Lung Group Ltd.	2,870,000	3,984,677
IGG, Inc.	483,000	249,406
Johnson Electric Holdings Ltd.	4,782,320	8,983,719
JS Global Lifestyle Co. Ltd.(1)(2)	12,693,500	2,709,008
K Wah International Holdings Ltd.	2,583,000	605,305
Oriental Watch Holdings	1,164,000	533,400
Pacific Basin Shipping Ltd.	121,969,000	24,658,313
Pacific Textiles Holdings Ltd.	377,000	71,946
PC Partner Group Ltd.	2,028,000	2,068,649
Regina Miracle International Holdings Ltd.	194,000	44,483
Shun Tak Holdings Ltd.(1)	4,544,000	351,093
Singamas Container Holdings Ltd.	4,138,000	368,220
SmarTone Telecommunications Holdings Ltd.	126,000	69,364
Soundwill Holdings Ltd.	500	354
Stella International Holdings Ltd.	819,500	1,819,953
Sun Hung Kai & Co. Ltd.	550,000	200,525
SUNeVision Holdings Ltd.(2)	95,000	107,803
Tai Hing Group Holdings Ltd.	245,000	25,211
Tam Jai International Co. Ltd.	490,000	92,771
Ten Pao Group Holdings Ltd.	412,000	94,897
Texhong International Group Ltd.	1,187,000	599,397
Texwinca Holdings Ltd.	440,000	40,691
Theme International Holdings Ltd.(2)	40,000	1,911
United Energy Group Ltd.(2)	94,110,000	4,317,972
United Laboratories International Holdings Ltd.	16,258,000	27,540,363
Yue Yuen Industrial Holdings Ltd.	2,724,000	5,586,509
		98,291,759
Ireland — 0.3%
Dalata Hotel Group PLC	2,264,794	11,432,349
Glenveagh Properties PLC(1)	5,510,313	8,572,983
Origin Enterprises PLC	12,194	37,682
		20,043,014
Israel — 3.8%
Adgar Investment & Development Ltd.(1)	1,910	2,818
AFI Properties Ltd.(1)	293	14,071
Airport City Ltd.(1)	58,449	960,690
Alony Hetz Properties & Investments Ltd.	636,005	6,102,296
Big Shopping Centers Ltd.(1)	60,642	9,195,960
Cellcom Israel Ltd.(1)	24,544	168,164
Clal Insurance Enterprises Holdings Ltd.	931,793	25,805,292
Delek Group Ltd.	149,210	24,936,096
Delta Galil Ltd.	5,775	323,133
Direct Finance of Direct Group 2006 Ltd.	486	87,040
Doral Group Renewable Energy Resources Ltd.(1)	19,713	78,799
El Al Israel Airlines(1)	606,506	1,868,939
Equital Ltd.(1)	71,357	3,006,359
Fattal Holdings 1998 Ltd.(1)	49,503	6,608,192
FIBI Holdings Ltd.	260,435	14,920,064
First International Bank Of Israel Ltd.	35,323	1,886,416
Fox Wizel Ltd.	2,947	266,310
G City Ltd.	364,803	1,262,239
Harel Insurance Investments & Financial Services Ltd.	1,747,240	29,106,087

Avantis International Small Cap Value ETF
	Shares	Value
IDI Insurance Co. Ltd.	8,077	$378,819
Ilex Medical Ltd.	657	12,573
Inrom Construction Industries Ltd.	3,062	14,452
Isracard Ltd.	2,656,893	12,844,381
Israel Corp. Ltd.	31,860	9,504,670
Isras Investment Co. Ltd.	2,006	483,308
Ituran Location & Control Ltd.	25	1,047
M Yochananof & Sons Ltd.	3,959	271,186
Menora Mivtachim Holdings Ltd.	330,861	15,690,370
Migdal Insurance & Financial Holdings Ltd.	4,052,536	8,342,076
Naphtha Israel Petroleum Corp. Ltd.	10,408	71,743
Nawi Group Ltd.	9,533	122,583
Oil Refineries Ltd.	39,902,088	11,666,296
Partner Communications Co. Ltd.(1)	1,616,591	12,065,989
Paz Retail & Energy Ltd.	28,253	4,190,914
Perion Network Ltd.(1)	15,230	127,363
Phoenix Financial Ltd.	712,564	12,810,371
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,508	414,088
Shikun & Binui Ltd.(1)	2,569,515	8,464,491
Shufersal Ltd.	1,158,834	11,959,526
Summit Real Estate Holdings Ltd.	5,433	89,436
Tera Light Ltd.(1)	21,287	54,931
Victory Supermarket Chain Ltd.	1,418	19,647
ZIM Integrated Shipping Services Ltd.	1,856,540	37,539,239
		273,738,464
Italy — 3.6%
Aeffe SpA(1)(2)	44,266	34,993
Arnoldo Mondadori Editore SpA	28,287	62,275
Banca IFIS SpA	356,530	8,065,167
Banca Popolare di Sondrio SpA	3,175,387	35,976,771
Banco di Desio e della Brianza SpA	113,342	935,166
BFF Bank SpA	268,620	2,251,924
Credito Emiliano SpA	33,066	428,843
d'Amico International Shipping SA	1,606,455	6,186,884
Danieli & C Officine Meccaniche SpA, Preference Shares	117,743	2,816,883
Digital Bros SpA(1)(2)	134,467	1,997,042
Digital Value SpA(2)	2,380	45,500
Enav SpA	769	2,692
Esprinet SpA(1)	43,594	219,427
Fila SpA	17,701	183,845
Fincantieri SpA(1)	1,657,420	16,270,798
FNM SpA	63,993	29,409
Geox SpA(1)(2)	65,444	28,681
Iveco Group NV	4,255,499	67,133,158
MFE-MediaForEurope NV, Class A	2,976,492	10,060,360
MFE-MediaForEurope NV, Class B(2)	985,709	4,560,907
Newlat Food SpA(1)	11,780	139,343
Orsero SpA	5,571	71,437
OVS SpA	6,973,050	26,253,489
RAI Way SpA	90,198	524,658
Saipem SpA(1)	13,421,651	30,924,215
Sogefi SpA(2)	30,522	63,827
Spaxs SpA(1)(2)	7,498	28,822
Webuild SpA	12,776,110	42,294,710
		257,591,226

Avantis International Small Cap Value ETF
	Shares	Value
Japan — 30.9%
77 Bank Ltd.	436,000	$13,061,127
Adastria Co. Ltd.	91,400	1,768,871
AEON Financial Service Co. Ltd.	1,964,400	15,882,056
Aeon Hokkaido Corp.	6,500	36,150
Aeon Mall Co. Ltd.	120,600	1,630,480
AFC-HD AMS Life Science Co. Ltd.	15,500	86,102
Ahresty Corp.(2)	95,600	410,483
Aichi Corp.	45,500	456,554
Aichi Steel Corp.	112,400	5,343,711
Aiful Corp.	98,100	226,562
Aiphone Co. Ltd.	1,600	28,002
Air Water, Inc.	136,200	1,692,254
Airport Facilities Co. Ltd.	2,000	8,126
Aisan Industry Co. Ltd.	748,700	9,903,828
Akatsuki, Inc.	14,200	297,397
Akebono Brake Industry Co. Ltd.(1)	111,200	84,097
Alconix Corp.	79,400	794,879
Alps Alpine Co. Ltd.	3,305,200	34,125,283
Amuse, Inc.	2,500	25,185
AOKI Holdings, Inc.	392,900	3,238,091
Aoyama Trading Co. Ltd.	465,300	6,587,805
Arata Corp.	412,400	8,664,821
ARCLANDS Corp.	428,500	4,626,741
Arcs Co. Ltd.	383,700	7,118,753
ARE Holdings, Inc.	430,300	5,312,041
Artience Co. Ltd.	338,300	6,840,156
Asahi Co. Ltd.	47,800	458,026
Asahi Yukizai Corp.	96,400	2,490,831
Asanuma Corp.	15,100	68,466
Asia Pile Holdings Corp.	55,900	333,564
Autobacs Seven Co. Ltd.	44,900	438,548
Avex, Inc.	182,400	1,511,135
Awa Bank Ltd.	255,400	4,930,932
Axial Retailing, Inc.	638,800	4,159,251
Bando Chemical Industries Ltd.	356,000	4,085,498
Bank of Nagoya Ltd.	99,800	4,800,954
Bank of Saga Ltd.	2,200	32,681
Bank of the Ryukyus Ltd.	350,700	2,641,346
Beenos, Inc.	42,600	1,131,925
Belc Co. Ltd.	28,400	1,249,583
Belluna Co. Ltd.	105,400	646,261
B-Lot Co. Ltd.	7,700	59,349
BML, Inc.	121,900	2,251,849
Bookoff Group Holdings Ltd.	14,600	131,635
Bunka Shutter Co. Ltd.	483,300	5,984,567
Canon Electronics, Inc.	98,500	1,637,311
Carlit Co. Ltd.(2)	101,700	719,445
Cawachi Ltd.	40,600	720,858
Central Glass Co. Ltd.(2)	117,500	2,558,301
Charm Care Corp. KK	3,200	26,116
Chiba Kogyo Bank Ltd.(2)	524,000	4,992,886
Chori Co. Ltd.	24,700	511,440
Chubu Shiryo Co. Ltd.	45,300	390,116

Avantis International Small Cap Value ETF
	Shares	Value
Chubu Steel Plate Co. Ltd.(2)	108,700	$1,582,419
Chuetsu Pulp & Paper Co. Ltd.(2)	10,800	102,549
Chugoku Marine Paints Ltd.	97,200	1,367,951
CMK Corp.	272,200	841,417
Coca-Cola Bottlers Japan Holdings, Inc.	60,100	985,235
Cosmo Energy Holdings Co. Ltd.	407,000	17,999,937
Create SD Holdings Co. Ltd.	19,800	370,108
Credit Saison Co. Ltd.	628,700	14,848,097
CTI Engineering Co. Ltd.	107,400	1,679,158
Daicel Corp.	1,272,600	11,033,790
Daido Metal Co. Ltd.	12,800	42,791
Daido Steel Co. Ltd.	1,056,000	8,607,140
Daihatsu Diesel Manufacturing Co. Ltd.(2)	20,400	239,720
Daiichi Jitsugyo Co. Ltd.	83,100	1,332,635
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	1,405
Daiki Aluminium Industry Co. Ltd.	75,500	508,672
Daikoku Denki Co. Ltd.(2)	116,200	2,065,293
Daikokutenbussan Co. Ltd.	12,100	521,231
Daikyonishikawa Corp.	13,600	56,067
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	47,400	969,579
Daio Paper Corp.(2)	569,800	3,150,815
Daishi Hokuetsu Financial Group, Inc.	635,500	11,627,490
Daishinku Corp.	58,300	226,206
Daito Pharmaceutical Co. Ltd.	35,700	482,296
Daiwabo Holdings Co. Ltd.	690,100	11,937,595
DCM Holdings Co. Ltd.	24,700	225,254
Denka Co. Ltd.	495,000	6,853,826
DIC Corp.	1,011,900	21,637,655
DKS Co. Ltd.	53,900	1,009,764
Dowa Holdings Co. Ltd.(2)	717,900	21,907,675
DyDo Group Holdings, Inc.	33,100	654,362
Eagle Industry Co. Ltd.	241,100	3,318,688
Ebara Jitsugyo Co. Ltd.	200	5,382
Eco's Co. Ltd.	14,100	182,481
EDION Corp.	447,100	5,272,933
Ehime Bank Ltd.(2)	39,700	300,483
Eizo Corp.	54,900	789,780
Electric Power Development Co. Ltd.	550,300	9,445,741
eRex Co. Ltd.(1)	51,400	269,620
ERI Holdings Co. Ltd.	3,200	50,588
Exedy Corp.	618,300	19,624,198
Fast Fitness Japan, Inc.	5,100	48,389
FCC Co. Ltd.	590,800	12,412,977
Feed One Co. Ltd.	51,200	275,407
Ferrotec Holdings Corp.	834,800	13,117,256
FIDEA Holdings Co. Ltd.	31,110	316,182
First Bank of Toyama Ltd.	218,900	1,441,852
FJ Next Holdings Co. Ltd.	2,000	15,919
Foster Electric Co. Ltd.	202,900	1,949,603
France Bed Holdings Co. Ltd.	12,600	108,673
Fuji Co. Ltd.	258,800	3,563,687
Fuji Corp. Ltd.	9,000	43,571
Fuji Oil Co. Ltd.(2)	162,800	339,350
Fuji Seal International, Inc.	337,200	6,098,101

Avantis International Small Cap Value ETF
	Shares	Value
Fujibo Holdings, Inc.	43,500	$1,451,922
Fujikura Composites, Inc.	22,100	207,693
Fujitsu General Ltd.	208,200	3,823,229
FuKoKu Co. Ltd.	97,300	1,043,580
Fukuyama Transporting Co. Ltd.	182,800	4,230,359
Furukawa Co. Ltd.	358,600	4,988,270
Furukawa Electric Co. Ltd.	690,900	29,182,602
Furuno Electric Co. Ltd.	167,300	2,514,768
Fuso Chemical Co. Ltd.	32,700	739,770
Futaba Industrial Co. Ltd.	1,037,400	5,222,618
Fuyo General Lease Co. Ltd.	149,700	11,335,286
G-7 Holdings, Inc.	3,200	27,857
Gakken Holdings Co. Ltd.	4,300	28,379
Gamecard-Joyco Holdings, Inc.	4,100	65,720
Gecoss Corp.	1,000	6,787
Geo Holdings Corp.	227,300	2,575,769
Global Link Management KK	2,800	67,615
GLOBERIDE, Inc.	17,800	224,740
Glory Ltd.	405,400	7,044,423
GMO Financial Holdings, Inc.	1,600	7,762
Godo Steel Ltd.	156,600	4,158,800
Greens Co. Ltd.	14,000	235,899
GS Yuasa Corp.	757,900	12,082,832
GSI Creos Corp.(2)	16,700	228,772
G-Tekt Corp.	470,500	5,136,439
Gunma Bank Ltd.	2,308,300	17,549,452
Gunze Ltd.	25,000	848,895
H.U. Group Holdings, Inc.	100,400	1,758,475
H2O Retailing Corp.	1,352,000	20,483,339
Hagihara Industries, Inc.	2,300	22,881
Hagiwara Electric Holdings Co. Ltd.(2)	131,800	2,918,859
Halows Co. Ltd.	57,700	1,525,461
Hamakyorex Co. Ltd.	671,900	5,687,193
Hanwa Co. Ltd.	369,600	12,168,348
Happinet Corp.	122,100	3,881,965
Hazama Ando Corp.	288,800	2,597,616
Heiwa Corp.	26,700	420,519
Heiwa Real Estate Co. Ltd.	34,500	1,067,145
Heiwado Co. Ltd.	503,600	8,065,676
HI-LEX Corp.	172,300	1,855,364
Hino Motors Ltd.(1)	2,439,600	7,731,126
Hirano Tecseed Co. Ltd.(2)	2,800	31,876
HIS Co. Ltd.	507,700	4,752,046
Hodogaya Chemical Co. Ltd.	5,800	121,468
Hokkoku Financial Holdings, Inc.	112,000	3,954,688
Hokuetsu Corp.(2)	156,100	1,346,027
Hokuetsu Industries Co. Ltd.	68,400	904,899
Hokuhoku Financial Group, Inc.(2)	607,200	9,102,866
Hokuto Corp.	144,700	1,828,396
H-One Co. Ltd.	87,900	627,344
Honeys Holdings Co. Ltd.	48,000	521,237
Hosiden Corp.	224,100	3,047,154
Hosokawa Micron Corp.	23,200	612,675
HS Holdings Co. Ltd.	90,500	518,412

Avantis International Small Cap Value ETF
	Shares	Value
Hyakugo Bank Ltd.	1,248,000	$5,876,219
Hyakujushi Bank Ltd.	110,400	2,434,555
Ichikoh Industries Ltd.	40,800	111,281
Ichinen Holdings Co. Ltd.	40,300	447,900
IDEA Consultants, Inc.	200	3,472
IDOM, Inc.	396,000	2,937,333
Iino Kaiun Kaisha Ltd.	1,335,800	9,192,362
Inabata & Co. Ltd.	309,600	6,443,635
Ines Corp.	200	2,327
I-Net Corp.	2,400	30,806
INFRONEER Holdings, Inc.	1,098,500	8,492,564
Inui Global Logistics Co. Ltd.(2)	40,300	396,705
I-PEX, Inc.(2)	32,300	636,851
IPS, Inc.	1,200	18,460
Iriso Electronics Co. Ltd.	36,300	652,320
Ishihara Sangyo Kaisha Ltd.	86,700	985,347
Ito En Ltd.	117,000	2,576,526
Ito En Ltd., Preference Shares	5,000	62,678
Itochu Enex Co. Ltd.	461,900	4,797,185
Itochu-Shokuhin Co. Ltd.	10,700	534,965
Itoham Yonekyu Holdings, Inc.	9,600	238,188
IwaiCosmo Holdings, Inc.	127,500	2,123,004
Iwatani Corp.	83,300	871,331
Izumi Co. Ltd.	488,300	9,979,882
J Front Retailing Co. Ltd.	1,508,800	19,736,663
J Trust Co. Ltd.	369,500	1,032,576
Jaccs Co. Ltd.	333,900	8,694,148
JAFCO Group Co. Ltd.	243,600	3,746,829
Jamco Corp.(1)	9,800	118,078
JANOME Corp.	11,500	78,271
Japan Aviation Electronics Industry Ltd.	210,200	3,759,919
Japan Cash Machine Co. Ltd.	7,600	54,477
Japan Lifeline Co. Ltd.	147,400	1,531,212
Japan Petroleum Exploration Co. Ltd.	2,381,400	18,097,424
Japan Pulp & Paper Co. Ltd.	365,400	1,457,414
Japan Transcity Corp.	4,400	26,857
JCR Pharmaceuticals Co. Ltd.	40,300	135,516
JGC Holdings Corp.	639,000	4,730,293
JK Holdings Co. Ltd.	3,700	24,718
JM Holdings Co. Ltd.	19,500	302,466
J-Oil Mills, Inc.	108,100	1,441,650
Joshin Denki Co. Ltd.	45,200	654,773
JSB Co. Ltd.	25,500	546,528
JSP Corp.	44,600	615,920
JTEKT Corp.	1,856,400	14,085,726
Juroku Financial Group, Inc.	278,000	8,344,725
JVCKenwood Corp.	4,621,100	41,955,697
Kaga Electronics Co. Ltd.	265,700	4,708,704
Kamei Corp.	164,400	2,115,225
Kanadevia Corp.	2,598,800	15,833,741
Kanamoto Co. Ltd.	679,300	13,590,535
Kandenko Co. Ltd.	100,100	1,686,380
Kaneka Corp.	653,200	16,275,446
Kanematsu Corp.	743,100	12,352,313

Avantis International Small Cap Value ETF
	Shares	Value
Kanto Denka Kogyo Co. Ltd.	1,082,400	$6,394,860
Kato Sangyo Co. Ltd.	255,900	7,736,589
Kawada Technologies, Inc.	84,800	1,716,655
Keihan Holdings Co. Ltd.	127,100	2,845,545
KEIWA, Inc.(2)	48,800	394,163
Keiyo Bank Ltd.	632,300	3,490,326
Kenko Mayonnaise Co. Ltd.	2,900	37,027
KH Neochem Co. Ltd.	348,500	5,783,660
Kimura Chemical Plants Co. Ltd.	6,400	33,437
Kitz Corp.	535,700	4,071,779
Kiyo Bank Ltd.	341,600	4,925,296
Koa Shoji Holdings Co. Ltd.	12,800	58,969
Kobe Steel Ltd.(2)	1,051,700	12,438,864
Kohnan Shoji Co. Ltd.	171,600	4,128,108
Kojima Co. Ltd.(2)	40,500	267,196
Komeri Co. Ltd.	265,400	5,058,055
Konica Minolta, Inc.	7,303,800	25,729,300
Konishi Co. Ltd.	27,200	222,368
Konoike Transport Co. Ltd.	401,100	7,893,964
Koshidaka Holdings Co. Ltd.	21,500	149,078
KPP Group Holdings Co. Ltd.	321,500	1,439,633
Krosaki Harima Corp.	44,300	757,775
KRS Corp.	7,300	91,303
K's Holdings Corp.	1,027,800	9,575,502
Kumagai Gumi Co. Ltd.	279,200	7,139,738
Kurabo Industries Ltd.	86,500	3,568,359
Kuraray Co. Ltd.	1,123,400	14,134,653
Kureha Corp.	130,100	2,431,646
Kurimoto Ltd.	73,400	2,342,351
Kusurinomadoguchi, Inc.(1)(2)	6,900	84,495
KYB Corp.	628,100	12,104,974
Kyodo Printing Co. Ltd.	2,700	76,142
Kyoei Steel Ltd.	278,200	3,646,146
Kyokuto Securities Co. Ltd.	28,800	316,884
Kyokuyo Co. Ltd.	700	19,215
Kyudenko Corp.	145,800	4,379,803
Kyushu Leasing Service Co. Ltd.	5,000	33,525
Lacto Japan Co. Ltd.	34,900	666,917
Life Corp.	786,400	9,571,806
Lintec Corp.	97,700	1,873,424
Macnica Holdings, Inc.	92,000	1,113,693
Maezawa Industries, Inc.	3,700	32,333
Makino Milling Machine Co. Ltd.	24,300	1,860,344
Mamiya-Op Co. Ltd.	10,100	103,273
Marubun Corp.	17,700	119,254
Marudai Food Co. Ltd.	3,300	36,205
Maruha Nichiro Corp.	610,300	12,695,320
MARUKA FURUSATO Corp.	34,400	523,962
Maruzen Showa Unyu Co. Ltd.	77,400	3,026,527
Matsuda Sangyo Co. Ltd.	37,000	759,530
Maxell Ltd.	18,900	237,002
MCJ Co. Ltd.	417,500	3,769,052
Mebuki Financial Group, Inc.	626,800	2,658,832
Megachips Corp.	42,000	1,378,981

Avantis International Small Cap Value ETF
	Shares	Value
Megmilk Snow Brand Co. Ltd.	697,100	$11,950,411
Meiji Shipping Group Co. Ltd.	35,500	144,460
Meiko Electronics Co. Ltd.(2)	67,300	3,239,858
Meisei Industrial Co. Ltd.	215,400	1,751,102
Melco Holdings, Inc.	6,000	93,064
Mikuni Corp.	22,300	45,424
MIMAKI ENGINEERING Co. Ltd.	70,700	680,373
Ministop Co. Ltd.	2,800	30,791
Miraial Co. Ltd.	22,700	194,366
Mirait One Corp.	317,400	4,709,143
Mirarth Holdings, Inc.	39,900	135,804
Mitsuba Corp.	621,200	3,281,828
Mitsubishi Kakoki Kaisha Ltd.	7,900	194,953
Mitsubishi Logisnext Co. Ltd.(2)	604,200	7,729,072
Mitsubishi Materials Corp.	783,500	12,483,672
Mitsubishi Paper Mills Ltd.(2)	215,700	936,080
Mitsubishi Research Institute, Inc.	28,100	879,580
Mitsubishi Shokuhin Co. Ltd.	268,500	8,511,639
Mitsubishi Steel Manufacturing Co. Ltd.	17,400	190,239
Mitsui Matsushima Holdings Co. Ltd.(2)	257,700	7,099,553
Mitsui Mining & Smelting Co. Ltd.	1,136,900	32,497,838
Mitsui-Soko Holdings Co. Ltd.	281,500	14,595,016
Mitsuuroko Group Holdings Co. Ltd.	2,300	28,197
Miyaji Engineering Group, Inc.(2)	153,800	1,862,957
Miyazaki Bank Ltd.	85,800	1,890,169
Miyoshi Oil & Fat Co. Ltd.	4,300	44,602
Mizuho Leasing Co. Ltd.	1,674,100	11,530,259
Mizuho Medy Co. Ltd.	61,600	591,117
Modec, Inc.	457,300	12,390,484
Morinaga Milk Industry Co. Ltd.	771,400	15,050,735
Moriroku Holdings Co. Ltd.	6,600	87,418
Morita Holdings Corp.	5,800	80,631
MrMax Holdings Ltd.	3,100	13,849
Musashi Seimitsu Industry Co. Ltd.	824,400	14,170,597
Musashino Bank Ltd.	329,100	6,765,178
Muto Seiko Co.	2,300	25,564
Nachi-Fujikoshi Corp.	228,800	5,078,560
Nafco Co. Ltd.	5,300	64,508
Nagase & Co. Ltd.	491,500	9,028,060
Nagoya Railroad Co. Ltd.	622,100	7,330,504
Nakayama Steel Works Ltd.	462,200	2,368,338
Namura Shipbuilding Co. Ltd.(2)	1,086,500	14,413,452
Nankai Electric Railway Co. Ltd.	107,200	1,796,640
Nanto Bank Ltd.	83,800	1,955,215
NEC Capital Solutions Ltd.(2)	43,700	1,127,785
NHK Spring Co. Ltd.	396,900	4,453,394
Nichias Corp.	99,300	2,982,438
Nichicon Corp.	525,900	4,397,925
Nichimo Co. Ltd.	900	11,698
Nichireki Group Co. Ltd.	16,300	245,143
Nichirin Co. Ltd.	6,300	146,935
Nihon Chouzai Co. Ltd.	49,500	442,571
Nihon Dempa Kogyo Co. Ltd.	720,100	4,075,469
Nihon House Holdings Co. Ltd.	12,300	26,826

Avantis International Small Cap Value ETF
	Shares	Value
Nihon Tokushu Toryo Co. Ltd.	10,500	$97,271
Nihon Yamamura Glass Co. Ltd.	12,700	188,338
Nikkiso Co. Ltd.	508,700	4,070,121
Nikkon Holdings Co. Ltd.	1,154,800	17,932,327
Nippn Corp.	418,900	5,953,040
Nippon Beet Sugar Manufacturing Co. Ltd.	13,800	214,504
Nippon Carbide Industries Co., Inc.	3,400	42,752
Nippon Chemical Industrial Co. Ltd.	45,300	684,210
Nippon Chemi-Con Corp.(1)(2)	46,200	272,281
Nippon Coke & Engineering Co. Ltd.(2)	680,000	409,683
Nippon Concrete Industries Co. Ltd.	13,500	32,383
Nippon Denko Co. Ltd.	337,400	619,580
Nippon Densetsu Kogyo Co. Ltd.	61,900	870,003
Nippon Dry-Chemical Co. Ltd.	1,300	37,065
Nippon Kayaku Co. Ltd.	80,300	721,603
Nippon Light Metal Holdings Co. Ltd.	860,510	8,931,084
Nippon Paper Industries Co. Ltd.	1,057,000	7,108,458
Nippon Seisen Co. Ltd.	3,000	26,175
Nippon Sheet Glass Co. Ltd.(1)(2)	28,700	75,802
Nippon Shinyaku Co. Ltd.	24,300	638,966
Nippon Shokubai Co. Ltd.	1,613,700	19,601,730
Nippon Signal Co. Ltd.	25,600	153,720
Nippon Soda Co. Ltd.	65,800	1,288,147
Nippon Thompson Co. Ltd.(2)	34,100	114,538
Nippon Yakin Kogyo Co. Ltd.	238,100	6,562,658
Nipro Corp.	1,850,400	16,129,888
Nishi-Nippon Financial Holdings, Inc.	1,142,000	15,075,266
Nishi-Nippon Railroad Co. Ltd.	383,000	5,532,538
Nishio Holdings Co. Ltd.(2)	297,900	8,142,182
Nissan Shatai Co. Ltd.	343,400	2,340,788
Nissan Tokyo Sales Holdings Co. Ltd.	66,200	207,229
Nissha Co. Ltd.	16,700	157,844
Nisshin Oillio Group Ltd.	308,800	9,861,690
Nissin Corp.	37,700	1,092,464
Nissui Corp.	2,767,600	15,802,092
Nittetsu Mining Co. Ltd.	178,200	6,954,099
Nittoc Construction Co. Ltd.	100	686
Nojima Corp.	862,300	14,283,663
NOK Corp.	852,000	12,985,898
Noritsu Koki Co. Ltd.	128,900	3,869,087
Noritz Corp.	18,400	206,906
North Pacific Bank Ltd.	1,658,700	5,775,069
NPR-RIKEN Corp.	20,000	343,953
NS United Kaiun Kaisha Ltd.(2)	231,300	6,180,061
NSK Ltd.	782,500	3,293,559
NTN Corp.	5,923,300	9,422,529
Ogaki Kyoritsu Bank Ltd.	96,500	1,419,238
Okamoto Machine Tool Works Ltd.	700	17,380
Oki Electric Industry Co. Ltd.	938,100	5,788,071
Okinawa Cellular Telephone Co.	129,900	3,577,125
Okinawa Financial Group, Inc.	68,800	1,149,474
Okura Industrial Co. Ltd.	44,200	1,046,221
Okuwa Co. Ltd.(2)	37,200	187,539
Onoken Co. Ltd.(2)	78,400	765,643

Avantis International Small Cap Value ETF
	Shares	Value
Onward Holdings Co. Ltd.	61,000	$219,207
Orient Corp.	1,023,140	5,534,658
Oriental Shiraishi Corp.	453,200	1,133,110
Osaka Steel Co. Ltd.	120,000	2,251,842
Pacific Industrial Co. Ltd.	873,300	8,154,236
Pack Corp.	5,900	127,149
Penta-Ocean Construction Co. Ltd.(2)	3,438,900	15,049,057
Pharma Foods International Co. Ltd.	15,700	89,844
PILLAR Corp.	96,400	2,261,386
Press Kogyo Co. Ltd.	1,966,800	7,563,811
Prima Meat Packers Ltd.	372,000	5,416,951
PS Construction Co. Ltd.	57,600	552,475
Rasa Industries Ltd.	33,600	579,484
Rengo Co. Ltd.	3,558,200	18,951,874
RENOVA, Inc.(1)	103,000	471,397
Resorttrust, Inc.	916,300	18,913,015
Restar Corp.	40,300	642,955
Retail Partners Co. Ltd.	1,800	15,339
Ricoh Leasing Co. Ltd.	274,100	9,462,247
Riken Technos Corp.	169,500	1,223,830
Round One Corp.	1,533,200	11,624,479
Ryobi Ltd.	453,300	6,757,235
RYODEN Corp.(2)	10,200	163,752
Ryoyo Ryosan Holdings, Inc.	117,460	1,965,924
S Foods, Inc.	3,200	50,612
Sakai Chemical Industry Co. Ltd.	82,800	1,508,408
Sakata INX Corp.	551,500	6,724,828
Sala Corp.	111,500	593,197
San ju San Financial Group, Inc.	120,200	1,791,281
San-A Co. Ltd.	53,900	1,081,943
San-Ai Obbli Co. Ltd.	517,300	6,042,118
Sangetsu Corp.	339,000	6,508,122
San-In Godo Bank Ltd.	796,400	6,681,578
Sanken Electric Co. Ltd.(1)	61,700	2,419,213
Sanki Engineering Co. Ltd.	196,200	4,372,944
Sanko Gosei Ltd.	29,100	125,769
Sankyo Tateyama, Inc.	50,900	200,362
Sankyu, Inc.	194,100	7,624,516
Sanoh Industrial Co. Ltd.(2)	155,100	660,978
Sanwa Holdings Corp.	150,400	4,913,162
Sanyo Chemical Industries Ltd.	37,100	984,877
Sanyo Denki Co. Ltd.	20,100	1,173,804
Sanyo Shokai Ltd.	45,500	841,173
Sanyo Special Steel Co. Ltd.	137,300	2,518,632
Sanyo Trading Co. Ltd.	17,700	170,850
Sato Holdings Corp.	134,800	1,857,348
SBS Holdings, Inc.	8,100	152,785
Scroll Corp.	267,600	1,846,043
SEC Carbon Ltd.	22,700	329,520
Seed Co. Ltd.	5,000	16,496
Seika Corp.	21,100	632,071
Seiko Group Corp.	269,700	8,355,138
Senko Group Holdings Co. Ltd.	1,704,600	16,352,897
Senshu Electric Co. Ltd.	32,600	1,042,228

Avantis International Small Cap Value ETF
	Shares	Value
Senshu Ikeda Holdings, Inc.	3,092,900	$8,497,481
Shibaura Machine Co. Ltd.	148,500	3,541,614
Shibaura Mechatronics Corp.	32,700	1,796,144
Shibuya Corp.	57,200	1,255,822
Shikoku Bank Ltd.	44,000	344,231
Shikoku Kasei Holdings Corp.	180,900	2,258,295
Shin Nippon Air Technologies Co. Ltd.	66,200	735,119
Shinagawa Refractories Co. Ltd.	188,400	2,205,629
Shinmaywa Industries Ltd.	298,400	2,672,631
Shinnihon Corp.	54,600	548,086
Shinwa Co. Ltd.	900	17,130
Ship Healthcare Holdings, Inc.	49,100	630,600
Showa Sangyo Co. Ltd.	96,600	1,811,103
Siix Corp.	546,600	3,868,414
Sintokogio Ltd.	31,600	189,586
SK-Electronics Co. Ltd.	65,700	996,812
SKY Perfect JSAT Holdings, Inc.	1,306,000	9,151,984
Soken Chemical & Engineering Co. Ltd.	12,800	281,322
Sotetsu Holdings, Inc.	166,300	2,486,294
Star Micronics Co. Ltd.	800	10,440
Startia Holdings, Inc.	4,900	75,232
Starts Corp., Inc.	374,100	10,155,812
St-Care Holding Corp.	12,200	59,758
Studio Alice Co. Ltd.	11,800	158,231
Sumida Corp.	771,200	4,786,116
Sumiseki Holdings, Inc.(2)	379,000	1,897,214
Sumitomo Mitsui Construction Co. Ltd.	572,900	1,575,725
Sumitomo Osaka Cement Co. Ltd.	503,400	11,774,405
Sumitomo Riko Co. Ltd.(2)	746,800	8,117,640
Sumitomo Seika Chemicals Co. Ltd.	44,700	1,476,811
Sumitomo Warehouse Co. Ltd.	153,200	2,804,946
Sun-Wa Technos Corp.(2)	2,200	31,862
Suruga Bank Ltd.(2)	44,400	392,928
Suzuken Co. Ltd.	269,600	8,556,700
Suzuki Co. Ltd.	34,400	377,918
SWCC Corp.	100,100	4,077,003
T RAD Co. Ltd.	4,600	114,752
Tachibana Eletech Co. Ltd.	5,500	91,053
Tachi-S Co. Ltd.	563,700	6,636,899
Taihei Dengyo Kaisha Ltd.	500	15,759
Taiheiyo Cement Corp.	579,300	15,131,143
Taiho Kogyo Co. Ltd.	22,800	93,395
Taikisha Ltd.	216,500	6,327,019
Taisei Oncho Co. Ltd.(2)	5,200	132,199
Takamiya Co. Ltd.	1,600	4,323
Takaoka Toko Co. Ltd.(2)	12,900	173,774
Takara Holdings, Inc.	535,100	4,162,727
Takara Standard Co. Ltd.	155,900	1,754,705
Takasago International Corp.	62,100	2,801,535
Takashima & Co. Ltd.	6,800	58,706
Takashimaya Co. Ltd.	2,412,800	19,879,996
Take & Give Needs Co. Ltd.	14,700	92,341
Tamron Co. Ltd.	59,400	1,470,759
Tamura Corp.	109,200	394,884

Avantis International Small Cap Value ETF
	Shares	Value
Tanseisha Co. Ltd.	12,900	$75,542
Teijin Ltd.	2,648,200	23,309,325
Tekken Corp.	12,800	218,506
Tera Probe, Inc.	29,800	677,006
Toa Corp.	831,300	7,466,795
Toagosei Co. Ltd.	231,100	2,138,319
Toenec Corp.	105,100	674,782
Toho Co. Ltd.	56,000	940,075
Toho Holdings Co. Ltd.	486,200	13,607,784
Toho Titanium Co. Ltd.	46,900	299,484
Tokai Carbon Co. Ltd.	2,633,900	16,114,392
TOKAI Holdings Corp.	1,118,800	6,962,855
Tokai Rika Co. Ltd.	836,100	12,405,353
Tokuyama Corp.	1,065,800	19,118,739
Tokyo Kiraboshi Financial Group, Inc.	427,100	14,209,984
Tokyo Steel Manufacturing Co. Ltd.	1,012,300	10,848,059
Tokyo Tekko Co. Ltd.(2)	113,600	4,461,384
Tokyotokeiba Co. Ltd.	81,600	2,405,930
Tokyu Construction Co. Ltd.	55,900	290,843
Toli Corp.	8,400	25,969
Tomen Devices Corp.(2)	4,400	176,724
Tomoku Co. Ltd.(2)	17,600	274,116
TOMONY Holdings, Inc.	2,129,200	7,162,672
Topre Corp.	599,500	7,342,170
Topy Industries Ltd.(2)	154,500	2,167,171
Torishima Pump Manufacturing Co. Ltd.(2)	67,500	1,008,504
Toshiba TEC Corp.	49,600	996,785
Totech Corp.	80,200	1,295,239
Towa Bank Ltd.	11,900	51,468
Toyo Construction Co. Ltd.	290,500	2,599,153
Toyo Engineering Corp.	90,500	420,230
Toyo Gosei Co. Ltd.	1,600	57,901
Toyo Kanetsu KK	9,500	243,223
Toyo Seikan Group Holdings Ltd.	16,400	257,648
Toyo Tire Corp.	1,369,800	23,026,677
Toyobo Co. Ltd.	797,300	5,153,820
Toyoda Gosei Co. Ltd.	802,200	14,209,372
Toyota Boshoku Corp.	757,600	10,172,019
TPR Co. Ltd.	354,500	5,461,507
Traders Holdings Co. Ltd.	42,600	258,980
Transcosmos, Inc.	78,900	1,658,838
TRE Holdings Corp.	559,740	6,101,689
Trusco Nakayama Corp.	356,200	4,701,593
TS Tech Co. Ltd.	415,400	4,773,222
Tsubakimoto Chain Co.	854,600	10,904,618
Tsuburaya Fields Holdings, Inc.(2)	15,000	152,402
Tsugami Corp.	195,200	2,312,674
Tsukishima Holdings Co. Ltd.	29,300	308,954
Tsukuba Bank Ltd.	141,100	225,332
Tsuzuki Denki Co. Ltd.	11,200	173,978
TV Asahi Holdings Corp.	31,700	536,070
UACJ Corp.	692,100	24,065,080
UBE Corp.	48,100	714,972
Uchida Yoko Co. Ltd.	23,900	1,099,702

Avantis International Small Cap Value ETF
	Shares	Value
Unipres Corp.	839,200	$5,881,529
United Arrows Ltd.	98,500	1,409,748
UNITED, Inc.	18,700	100,236
Valor Holdings Co. Ltd.	698,200	10,524,204
Vital KSK Holdings, Inc.	69,800	546,381
VT Holdings Co. Ltd.	504,700	1,726,957
Wacom Co. Ltd.	178,700	744,024
Wakita & Co. Ltd.	206,900	2,329,357
Warabeya Nichiyo Holdings Co. Ltd.	42,800	585,213
Wellnet Corp.	13,000	64,309
Xebio Holdings Co. Ltd.	42,500	345,930
Yahagi Construction Co. Ltd.	49,600	416,521
YAMABIKO Corp.	382,200	6,358,024
Yamae Group Holdings Co. Ltd.	252,300	3,853,593
Yamagata Bank Ltd.	900	8,255
Yamaichi Electronics Co. Ltd.	157,800	2,205,860
Yamax Corp.	10,100	110,486
YE DIGITAL Corp.	6,000	23,843
Yellow Hat Ltd.	158,000	2,962,543
Yokogawa Bridge Holdings Corp.	191,700	3,292,087
Yokorei Co. Ltd.	128,000	726,541
Yokowo Co. Ltd.	3,700	35,714
Yorozu Corp.(2)	4,500	30,625
Yuasa Trading Co. Ltd.	239,800	7,230,786
Yurtec Corp.	216,300	2,289,905
Yushiro Chemical Industry Co. Ltd.(2)	10,200	137,695
Zacros Corp.	92,400	2,546,564
Zenrin Co. Ltd.	4,900	32,203
Zeon Corp.	82,200	810,328
		2,230,581,025
Netherlands — 1.3%
Acomo NV	1,927	38,285
Alfen NV(1)(2)	24,566	323,662
AMG Critical Materials NV(2)	241,379	4,154,911
ASR Nederland NV	326,694	17,335,104
Avantium NV(1)(2)	51,982	97,158
Basic-Fit NV(1)(2)	287,914	6,878,159
Brunel International NV	32,647	351,600
Constellium SE(1)	80,131	911,891
Corbion NV	145,528	3,178,481
Flow Traders Ltd.	279	7,368
ForFarmers NV	45,265	193,605
Fugro NV	862,724	13,411,723
Kendrion NV(2)	1,539	16,137
Koninklijke Heijmans NV, CVA	308,289	12,910,644
Koninklijke Vopak NV	444,082	18,762,730
Nedap NV(2)	867	53,580
OCI NV	973,815	11,275,616
ProQR Therapeutics NV(1)	65,543	152,715
SBM Offshore NV	144,844	3,048,828
SIF Holding NV(1)(2)	8,083	97,476
Sligro Food Group NV	6,545	72,639
TKH Group NV, CVA(2)	11,476	442,796
		93,715,108

Avantis International Small Cap Value ETF
	Shares	Value
New Zealand — 0.4%
Air New Zealand Ltd.	35,432,462	$12,386,968
Fletcher Building Ltd.(1)(2)	3,786,472	7,229,247
KMD Brands Ltd.(1)(2)	431,191	91,964
Oceania Healthcare Ltd.(1)	3,297,560	1,236,623
Ryman Healthcare Ltd.(1)(2)	215,282	372,166
SKYCITY Entertainment Group Ltd.(2)	6,030,589	4,464,162
Warehouse Group Ltd.	8,816	4,872
		25,786,002
Norway — 2.0%
2020 Bulkers Ltd.	32,655	398,229
ABG Sundal Collier Holding ASA	86,537	53,951
Aker Solutions ASA	82,022	236,245
Avance Gas Holding Ltd.	44,441	64,690
Belships ASA	548,344	996,444
Bluenord ASA(1)	96,247	5,698,754
Bonheur ASA	4,389	92,229
BW LPG Ltd.	1,475,589	17,211,437
BW Offshore Ltd.	2,009,384	5,374,483
Cool Co. Ltd.	43,961	278,170
DNO ASA	10,536,023	11,623,900
Grieg Seafood ASA	28,565	120,553
Hoegh Autoliners ASA	1,755,362	11,938,516
Kid ASA	64,929	834,920
Klaveness Combination Carriers ASA	36,936	202,425
Kongsberg Automotive ASA(1)	349,593	44,480
Morrow Bank ASA(1)	48,391	36,833
MPC Container Ships ASA	7,208,479	11,514,958
Nordic Mining ASA(1)	83,878	172,646
Norske Skog ASA(1)	1,341,153	3,205,265
Norwegian Air Shuttle ASA	12,779,247	13,050,502
Odfjell Drilling Ltd.	897,830	4,870,858
Odfjell SE, Class A	10,445	89,995
Odfjell Technology Ltd.	45	182
OKEA ASA(1)	98,187	157,322
Panoro Energy ASA(1)	176,561	430,293
Petronor E&P ASA(1)	26,297	24,229
Rana Gruber ASA	128,760	821,125
Scatec ASA(1)	351,065	2,520,326
Sea1 offshore, Inc.	155,087	295,992
Shelf Drilling Ltd.(1)	84,794	61,585
Solstad Offshore ASA(1)	15,040	48,354
SpareBank 1 Nord Norge	1,534,746	18,098,488
SpareBank 1 SMN	360,790	5,875,868
Sparebanken Sor	10,504	187,226
Sparebanken Vest	55,806	705,181
Stolt-Nielsen Ltd.	254,181	5,986,528
TGS ASA	1,707,908	16,489,562
Wallenius Wilhelmsen ASA	418,233	3,198,745
		143,011,489
Portugal — 0.4%
CTT-Correios de Portugal SA	2,578,413	18,643,686
Mota-Engil SGPS SA(2)	2,432,885	7,548,494
Semapa-Sociedade de Investimento e Gestao	36,441	567,526
		26,759,706

Avantis International Small Cap Value ETF
	Shares	Value
Singapore — 1.2%
Banyan Tree Holdings Ltd.	39,500	$9,944
Boustead Singapore Ltd.	16,500	12,456
BRC Asia Ltd.	7,900	17,600
Bumitama Agri Ltd.	1,652,200	1,002,407
Centurion Corp. Ltd.	115,900	85,060
China Sunsine Chemical Holdings Ltd.	1,383,600	486,528
CSE Global Ltd.	5,353,476	1,805,074
First Resources Ltd.	12,497,500	13,523,803
Food Empire Holdings Ltd.	563,000	474,988
Frencken Group Ltd.(2)	233,200	181,083
Geo Energy Resources Ltd.(2)	20,222,500	3,913,270
Golden Agri-Resources Ltd.	43,186,800	7,988,016
Hafnia Ltd.	578,184	2,479,586
Hong Fok Corp. Ltd.	100	63
Hong Leong Asia Ltd.	164,600	111,496
Hour Glass Ltd.	119,500	142,384
Hutchison Port Holdings Trust, U Shares	49,358,500	8,143,067
Indofood Agri Resources Ltd.	178,900	41,166
InnoTek Ltd.	87,700	27,933
ISDN Holdings Ltd.(2)	1,465,905	337,222
LHN Ltd.	99,500	33,868
Marco Polo Marine Ltd.(2)	11,828,400	446,896
QAF Ltd.	42,700	26,703
Raffles Medical Group Ltd.	1,431,400	980,093
Rex International Holding Ltd.(1)(2)	28,856,600	3,609,568
RH PetroGas Ltd.(1)(2)	2,059,900	252,373
Riverstone Holdings Ltd.	841,700	628,922
Samudera Shipping Line Ltd.	11,637,600	7,496,166
Singapore Post Ltd.(2)	95,600	39,771
Tuan Sing Holdings Ltd.(2)	1,680,667	350,247
Wee Hur Holdings Ltd.(2)	8,882,500	3,140,308
Yangzijiang Financial Holding Ltd.	63,869,500	28,140,955
Yanlord Land Group Ltd.(1)(2)	5,315,300	2,151,606
		88,080,622
South Africa — 0.4%
Anglogold Ashanti PLC (New York)	975,680	28,753,290
Spain — 1.8%
Acerinox SA	2,657,660	31,110,112
Amper SA(1)(2)	206,635	29,053
Atresmedia Corp. de Medios de Comunicacion SA	621,111	3,187,831
Audax Renovables SA	84,900	139,261
Bankinter SA(2)	4,108,579	39,633,434
Construcciones y Auxiliar de Ferrocarriles SA	28,402	1,119,380
Deoleo SA(1)	311,787	64,626
Ence Energia y Celulosa SA(2)	536,770	1,861,032
Ercros SA	125,036	366,339
Gestamp Automocion SA(2)	2,602,950	7,158,862
Grupo Catalana Occidente SA	62,976	2,598,175
Laboratorios Farmaceuticos Rovi SA	17,892	983,497
Melia Hotels International SA	619,703	4,704,088
Miquel y Costas & Miquel SA	215	2,881
Neinor Homes SA(1)(2)	42,655	671,635
Obrascon Huarte Lain SA(1)(2)	1,245,763	627,542

Avantis International Small Cap Value ETF
	Shares	Value
Prosegur Cia de Seguridad SA(2)	29,554	$59,560
Sacyr SA	4,717,344	16,460,225
Tecnicas Reunidas SA(1)	187,277	3,023,647
Tubacex SA(2)	126,979	506,900
Tubos Reunidos SA(1)(2)	46,296	32,570
Unicaja Banco SA	5,862,219	10,178,567
Vidrala SA	35,362	3,642,172
Viscofan SA	9,843	619,537
		128,780,926
Sweden — 5.3%
AcadeMedia AB	637,348	4,656,544
Alleima AB	2,967,251	26,161,297
Alligo AB, Class B	31,826	412,651
AQ Group AB	126,685	1,963,623
Arise AB	27,587	100,957
Arjo AB, B Shares	636,050	2,317,901
Avanza Bank Holding AB(2)	92,809	2,792,569
Bahnhof AB, B Shares	2,322	11,557
Beijer Alma AB	71,056	1,312,823
BICO Group AB(1)	13,728	46,640
Bilia AB, A Shares	1,111,285	14,142,589
Billerud Aktiebolag	2,500,343	27,824,721
BioGaia AB, B Shares	23,547	271,916
Bonava AB, B Shares(1)	1,330,291	1,254,856
Boozt AB(1)(2)	385	4,355
Bufab AB	191,387	8,045,949
Bulten AB	9,930	64,394
Bure Equity AB	437,333	14,505,839
Byggmax Group AB	196,232	907,059
Cibus Nordic Real Estate AB publ	486,629	7,349,782
Cint Group AB(1)(2)	2,010,203	1,267,120
Clas Ohlson AB, B Shares	1,088,271	24,474,159
Cloetta AB, B Shares	32,033	82,429
Corem Property Group AB, B Shares	10,275,099	4,987,009
CTT Systems AB	5,383	115,683
Dios Fastigheter AB(1)	863,091	5,747,142
Dynavox Group AB(1)	299,205	1,770,256
Electrolux AB, B Shares(1)	947,394	8,105,004
Elekta AB, B Shares	143,276	787,393
Enad Global 7 AB	188,316	219,116
G5 Entertainment AB	33,668	445,246
Granges AB	1,621,594	20,647,444
Haypp Group AB(1)	3,220	26,844
Hexatronic Group AB(1)(2)	1,411,950	4,080,832
Hoist Finance AB(1)	176,184	1,239,180
JM AB(2)	206,739	2,897,902
Kopparbergs Bryggeri AB, B Shares	11,841	126,356
Loomis AB	1,160,032	44,754,984
MEKO AB	144,408	1,625,912
Mycronic AB	47,877	2,026,559
NCC AB, B Shares	1,385,929	25,149,678
Net Insight AB, B Shares(1)	586,015	265,541
New Wave Group AB, B Shares	495,800	5,065,516
Nobia AB(1)	2,340,237	856,947

Avantis International Small Cap Value ETF
	Shares	Value
Norion Bank AB(1)	213,077	$812,732
Note AB(1)(2)	53,141	764,155
NP3 Fastigheter AB	59,737	1,454,011
Nyfosa AB(1)	1,942,817	17,950,618
Pandox AB(2)	766,958	14,291,784
Paradox Interactive AB	461,448	8,945,984
Peab AB, Class B	3,146,616	23,664,990
Platzer Fastigheter Holding AB, B Shares	135,095	1,057,543
RaySearch Laboratories AB	182,488	4,240,568
Rottneros AB	16,594	13,063
Rusta AB	85,150	632,979
Rvrc Holding AB	80,633	328,326
Samhallsbyggnadsbolaget i Norden AB(2)	683,100	260,234
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	129,016	76,034
Scandi Standard AB	635,260	5,006,531
SkiStar AB	770,446	12,115,131
Storytel AB(1)	38,362	333,808
TF Bank AB(1)	2,907	100,980
Troax Group AB	104,069	1,874,837
Truecaller AB, B Shares	2,112,124	16,052,117
Viaplay Group AB, B Shares(1)(2)	826,771	65,053
Wihlborgs Fastigheter AB	461,858	4,474,772
Zinzino AB, Class B	4,068	48,979
		385,477,503
Switzerland — 3.9%
ALSO Holding AG	44,750	13,861,983
Arbonia AG(1)	147,979	2,069,478
Ascom Holding AG	14,360	60,666
Autoneum Holding AG	102,319	14,878,345
Bell Food Group AG(2)	12,597	3,496,101
Bossard Holding AG, Class A(2)	33,426	7,458,810
Bucher Industries AG(2)	23,757	10,146,240
Burckhardt Compression Holding AG	2,588	1,805,970
Burkhalter Holding AG	3,606	405,250
Bystronic AG(2)	1,492	502,281
Cembra Money Bank AG	149,655	16,063,518
Clariant AG(1)	1,508,588	16,765,618
Coltene Holding AG(1)(2)	4,906	291,738
Daetwyler Holding AG, Bearer Shares	6,588	914,130
DKSH Holding AG	81,776	6,480,942
dormakaba Holding AG	3,321	2,410,703
EFG International AG(1)	1,333,807	20,768,442
Emmi AG	1,761	1,609,894
Forbo Holding AG	3,820	3,936,003
Gurit Holding AG, Bearer Shares(2)	7,556	135,740
Huber & Suhner AG	12,296	1,065,642
Implenia AG	4,686	190,034
Interroll Holding AG	497	1,196,620
Komax Holding AG(2)	6,234	862,032
Leonteq AG(2)	202,554	4,057,308
Metall Zug AG, B Shares(2)	13	15,192
Mobimo Holding AG	3,636	1,240,080
Montana Aerospace AG(1)	12,852	249,287
OC Oerlikon Corp. AG Pfaffikon	349,009	1,584,636

Avantis International Small Cap Value ETF
	Shares	Value
Orior AG(2)	73,859	$2,441,633
PolyPeptide Group AG(1)	9,304	212,777
Rieter Holding AG	2,166	210,364
Schweiter Technologies AG(2)	673	333,125
Siegfried Holding AG	17,045	18,251,016
Stadler Rail AG(2)	698,166	15,878,492
Swiss Steel Holding AG(1)(2)	9,470	18,777
Swissquote Group Holding SA	179,703	73,648,266
u-blox Holding AG(2)	78,676	6,658,680
Valiant Holding AG	168,377	21,595,196
Vetropack Holding AG(2)	4,558	140,818
Vontobel Holding AG	28,152	2,072,727
V-ZUG Holding AG(1)	347	19,041
Zehnder Group AG	125,094	7,510,519
		283,514,114
United Kingdom — 12.9%
Alliance Pharma PLC(1)(2)	90,813	71,296
Alpha Group International PLC	28,371	975,913
Anglo Asian Mining PLC(1)(2)	471,667	695,637
ASOS PLC(1)(2)	68,503	289,049
Aston Martin Lagonda Global Holdings PLC(1)(2)	486,408	509,512
Atalaya Mining Copper SA	487,754	2,237,479
Barratt Redrow PLC	1,914,563	10,355,842
Bellway PLC	436,142	12,952,493
Berkeley Group Holdings PLC	95,560	4,348,372
Bodycote PLC	82,776	673,091
boohoo Group PLC(1)(2)	7,240,134	2,470,554
Burberry Group PLC	561,393	7,722,464
Burford Capital Ltd. (London)	8,556	133,110
Central Asia Metals PLC	1,611,400	3,118,252
Clarkson PLC	12,917	720,572
Close Brothers Group PLC(1)	1,488,520	6,231,994
CMC Markets PLC	1,102,095	2,871,335
Coats Group PLC	13,880,485	15,307,494
Computacenter PLC	788,713	21,350,675
Conduit Holdings Ltd.	76,968	383,623
Costain Group PLC	28,357	38,322
DFS Furniture PLC	136,392	230,834
Direct Line Insurance Group PLC	1,472,529	5,156,461
Diversified Energy Co. PLC(2)	199,457	2,678,242
Dowlais Group PLC	753,956	663,731
Dr. Martens PLC	159,827	133,533
Drax Group PLC	5,429,247	41,757,483
Dunelm Group PLC	447,596	5,496,578
easyJet PLC	3,616,203	23,073,787
Ecora Resources PLC	234,818	175,867
Endeavour Mining PLC	2,345	46,470
Energean PLC	512,284	6,548,312
EnQuest PLC(1)	19,327,125	2,893,054
Ferrexpo PLC(1)	2,169,506	2,044,361
Firstgroup PLC	10,292,134	20,725,087
Forterra PLC	885,853	1,704,200
Foxtons Group PLC	276,082	215,228
Frasers Group PLC(1)	846,355	6,663,288

Avantis International Small Cap Value ETF
	Shares	Value
Funding Circle Holdings PLC(1)	157,958	$211,421
Genel Energy PLC(1)	240,142	204,123
Georgia Capital PLC(1)	23,353	426,249
Grafton Group PLC	1,139,822	12,002,285
Greggs PLC	985,411	26,161,919
Gulf Keystone Petroleum Ltd.	2,379,081	5,688,587
Gulf Marine Services PLC(1)	218,163	49,009
Gym Group PLC(1)	190,774	310,308
Halfords Group PLC	1,044,135	1,605,782
Hargreaves Lansdown PLC	274,662	3,827,659
Hays PLC	7,271,330	6,479,710
Hikma Pharmaceuticals PLC	1,050,102	28,633,508
Hill & Smith PLC	82,807	2,017,605
Hilton Food Group PLC	370,576	4,001,813
Hiscox Ltd.	36,451	545,926
Hochschild Mining PLC(1)	4,116,310	9,583,354
Howden Joinery Group PLC	3,897,510	38,142,052
Hunting PLC	8,169	32,507
Ibstock PLC	3,483,993	7,136,345
IG Group Holdings PLC	1,512,779	18,197,395
Impax Asset Management Group PLC	31,684	68,969
Inchcape PLC	1,383,365	11,838,351
Indivior PLC(1)	209,927	1,855,116
IntegraFin Holdings PLC	16,751	69,020
Intermediate Capital Group PLC	853,395	24,707,582
International Distribution Services PLC	877	4,030
International Personal Finance PLC	158,736	261,032
Investec PLC	2,478,617	16,150,529
IP Group PLC(1)(2)	443,405	240,954
IQE PLC(1)(2)	248,116	41,506
J D Wetherspoon PLC	721,979	5,414,521
J Sainsbury PLC	340,498	1,110,351
JET2 PLC	2,262,181	40,196,206
Johnson Matthey PLC	1,431,470	25,880,398
Johnson Service Group PLC	1,798,273	2,972,312
Jubilee Metals Group PLC(1)	1,636,491	68,887
Just Group PLC	631,376	1,333,950
Keller Group PLC	664,833	11,029,510
Lancashire Holdings Ltd.	440,284	3,420,374
Lion Finance Group PLC	443,838	29,631,431
Liontrust Asset Management PLC	369,062	1,916,494
Luceco PLC	8,291	14,971
Man Group PLC	11,548,985	31,095,615
Marks & Spencer Group PLC	19,773,975	88,750,144
Marston's PLC(1)	1,169,304	623,754
McBride PLC(1)	3,552	6,476
Mears Group PLC	547,165	2,516,850
Mitchells & Butlers PLC(1)	1,523,961	4,275,896
Mitie Group PLC	4,925,739	7,276,658
Molten Ventures PLC(1)	1,141	4,350
Morgan Advanced Materials PLC	140,445	381,719
Morgan Sindall Group PLC	120,205	5,057,072
MP Evans Group PLC	14,216	182,051
Nexxen International Ltd.(1)	20,821	169,543

Avantis International Small Cap Value ETF
	Shares	Value
Ninety One PLC	2,732,701	$4,810,905
OSB Group PLC	3,871,324	21,876,397
Pagegroup PLC	3,375,736	13,636,220
Pan African Resources PLC	17,324,802	7,472,903
Paragon Banking Group PLC	2,356,236	22,448,911
Petra Diamonds Ltd.(1)(2)	79,141	26,945
Pinewood Technologies Group PLC	331,774	1,524,211
Plus500 Ltd.	1,046,753	36,939,641
Prax Exploration & Production PLC(1)	1,669,848	37,179
PZ Cussons PLC	520,441	519,641
QinetiQ Group PLC	943,744	4,824,383
Quilter PLC	9,480,015	18,039,356
Rathbones Group PLC	74,781	1,517,026
Reach PLC	2,570,249	2,765,445
RHI Magnesita NV	42,470	1,799,385
S4 Capital PLC(1)(2)	326,371	123,583
Savills PLC	160,875	2,111,575
Senior PLC	757,257	1,544,672
Serabi Gold PLC(1)	23,434	43,931
Serica Energy PLC	2,953,799	4,701,022
SIG PLC(1)(2)	380,646	58,060
Sigmaroc PLC(1)	722,366	728,597
Speedy Hire PLC	3,747,725	890,651
Spire Healthcare Group PLC	1,198,581	3,420,071
St. James's Place PLC	798,905	10,707,310
SThree PLC	1,063,894	3,264,499
Synthomer PLC(1)	157,606	260,948
TBC Bank Group PLC	398,751	21,589,366
TI Fluid Systems PLC	2,473,863	6,108,186
TP ICAP Group PLC	1,664,719	5,453,859
Travis Perkins PLC	700,520	5,771,661
TT Electronics PLC	52,242	53,416
Vanquis Banking Group PLC	2,023,854	1,350,180
Vertu Motors PLC	1,552,198	1,012,509
Vesuvius PLC	1,331,795	6,862,079
Victrex PLC	15,021	174,866
Watches of Switzerland Group PLC(1)	169,969	1,027,255
Wickes Group PLC	1,793,819	3,570,796
Yellow Cake PLC(1)	891,891	5,045,672
Yu Group PLC	20,925	383,175
Zigup PLC	2,846,450	11,192,762
		933,177,023
United States — 0.2%
Chord Energy Corp.	132,234	15,114,346
TOTAL COMMON STOCKS (Cost $6,721,498,829)		7,189,468,295
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	358
Italy — 0.0%
Fincantieri SpA(1)(2)	637,623	510,035
Webuild SpA(1)(2)	35,053	115,868
		625,903
TOTAL WARRANTS (Cost $—)		626,261

Avantis International Small Cap Value ETF
	Shares	Value
RIGHTS — 0.0%
New Zealand — 0.0%
Ryman Healthcare Ltd.(1)	19,514	$251
Sweden — 0.0%
AcadeMedia AB(1)	666,952	33,078
Cint Group AB(1)	4,020,406	576,899
		609,977
United States — 0.0%
Resolute Forest Products, Inc.(1)	212,429	2,124
TOTAL RIGHTS (Cost $730,883)		612,352
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,479,393	3,479,393
State Street Navigator Securities Lending Government Money Market Portfolio(3)	65,515,319	65,515,319
TOTAL SHORT-TERM INVESTMENTS (Cost $68,994,712)		68,994,712
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $6,791,224,424)		7,259,701,620
OTHER ASSETS AND LIABILITIES — (0.7)%		(47,570,169)
TOTAL NET ASSETS — 100.0%		$7,212,131,451

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.3%
Materials	20.0%
Financials	17.5%
Consumer Discretionary	14.5%
Energy	10.4%
Consumer Staples	5.2%
Information Technology	3.8%
Health Care	2.0%
Communication Services	1.8%
Real Estate	1.8%
Utilities	1.4%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $210,576,736. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $224,446,879, which includes securities collateral of $158,931,560.

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
COMMON STOCKS — 100.2%
Brazil — 4.4%
Allos SA	13,304	$40,402
Alpargatas SA, Preference Shares	8,100	8,736
Ambev SA, ADR	29,751	61,585
Americanas SA(1)	92	84
Anima Holding SA	500	144
Armac Locacao Logistica E Servicos SA	100	76
Atacadao SA	26,500	32,677
Auren Energia SA	10,900	14,514
Automob Participacoes SA(1)	14,967	661
Azzas 2154 SA	3,028	13,397
B3 SA - Brasil Bolsa Balcao	24,600	43,621
Banco ABC Brasil SA, Preference Shares	8,126	27,203
Banco BMG SA, Preference Shares	11,600	7,605
Banco Bradesco SA	24,570	43,025
Banco Bradesco SA, ADR(2)	69,083	134,712
Banco BTG Pactual SA	17,600	94,881
Banco do Brasil SA	47,200	218,457
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,600	17,545
Banco Pan SA, Preference Shares	6,100	7,387
Banco Santander Brasil SA, ADR	5,587	24,359
BB Seguridade Participacoes SA	16,500	106,074
Bemobi Mobile Tech SA	2,600	6,293
Blau Farmaceutica SA	500	1,057
BR Advisory Partners Participacoes SA	6,100	13,355
C&A Modas SA	11,400	19,324
Caixa Seguridade Participacoes SA	3,800	9,785
CCR SA	32,400	64,496
Centrais Eletricas Brasileiras SA, ADR(2)	10,412	67,886
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,000	7,166
Cia Brasileira de Distribuicao(1)	21,500	9,275
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	5,443	87,687
Cia de Saneamento de Minas Gerais Copasa MG	7,200	28,335
Cia De Sanena Do Parana	4,300	19,895
Cia De Sanena Do Parana, Preference Shares	45,400	41,485
Cia Energetica de Minas Gerais, ADR	59,606	110,867
Cia Paranaense de Energia - Copel	3,600	5,430
Cia Paranaense de Energia - Copel, ADR(2)	1,452	8,770
Cia Paranaense de Energia - Copel, Preference Shares	33,700	55,979
Cia Paranaense de Energia - Copel, Preference Shares, ADR	5,811	38,701
Clear Sale SA(1)	1,100	1,939
Construtora Tenda SA	5,200	13,151
CPFL Energia SA	1,800	10,648
Cruzeiro do Sul Educacional SA	200	115
Cury Construtora e Incorporadora SA	11,100	39,968
Cyrela Brazil Realty SA Empreendimentos e Participacoes	14,600	51,654
Desktop SA	100	140
Dexco SA	18,690	18,063
Dexxos Participacoes SA	100	136
Dimed SA Distribuidora da Medicamentos	800	1,103
Direcional Engenharia SA	5,000	24,984
EcoRodovias Infraestrutura e Logistica SA	14,200	11,963

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Empreendimentos Pague Menos SA	3,200	$1,511
Energisa SA	6,100	39,526
Equatorial Energia SA	15,896	81,051
Even Construtora e Incorporadora SA	3,600	3,461
Ez Tec Empreendimentos e Participacoes SA	8,500	17,758
Fras-Le SA	4,500	18,236
Gerdau SA, ADR	28,286	80,049
GPS Participacoes e Empreendimentos SA	2,400	5,507
Grendene SA	20,800	19,748
Grupo Mateus SA	5,600	6,097
Grupo SBF SA	7,300	12,213
Guararapes Confeccoes SA	2,400	2,544
Hapvida Participacoes e Investimentos SA(1)	13,500	4,838
Hidrovias do Brasil SA(1)	19,300	6,720
Hospital Mater Dei SA	100	63
Iguatemi SA	11,800	35,374
Iochpe Maxion SA	14,300	30,870
Irani Papel e Embalagem SA	1,800	2,226
Isa Energia Brasil SA, Preference Shares	14,400	56,742
Itau Unibanco Holding SA, ADR	63,793	350,224
JHSF Participacoes SA	28,800	18,099
Klabin SA	24,420	82,787
Lavvi Empreendimentos Imobiliarios SA	3,700	5,379
Light SA(1)	10,400	7,119
Localiza Rent a Car SA	8,796	42,011
LOG Commercial Properties e Participacoes SA	1,100	3,389
Log-in Logistica Intermodal SA(1)	1,000	3,694
Lojas Quero-Quero SA	1,900	697
Lojas Renner SA	45,870	88,349
M Dias Branco SA	3,300	12,684
Magazine Luiza SA(1)	7,730	9,414
Mahle Metal Leve SA	5,400	25,424
Marcopolo SA	3,960	3,854
Marcopolo SA, Preference Shares	22,360	28,104
Marisa Lojas SA(1)	8,286	1,900
Mills Locacao Servicos e Logistica SA	5,600	8,446
Moura Dubeux Engenharia SA	8,200	16,950
Movida Participacoes SA	8,700	5,246
MRV Engenharia e Participacoes SA(1)	21,600	16,693
Multilaser Industrial SA(1)	4,500	871
Multiplan Empreendimentos Imobiliarios SA	2,700	9,676
Natura & Co. Holding SA	5,800	12,757
Oceanpact Servicos Maritimos SA(1)	200	188
Odontoprev SA	16,520	30,079
Orizon Valorizacao de Residuos SA(1)	100	707
Pagseguro Digital Ltd., Class A(1)	4,295	31,611
Pet Center Comercio e Participacoes SA	36,200	24,901
Plano & Plano Desenvolvimento Imobiliario SA	7,000	11,889
Portobello SA(1)	2,400	1,476
Positivo Tecnologia SA	2,300	1,969
Raia Drogasil SA	30,328	89,372
Randon SA Implementos e Participacoes, Preference Shares	10,800	16,601
Rede D'Or Sao Luiz SA	4,455	20,513
Romi SA	1,282	2,032

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Rumo SA	19,800	$57,372
Santos Brasil Participacoes SA	38,000	86,228
Sao Martinho SA	4,400	15,843
Sendas Distribuidora SA, ADR(2)	4,810	27,176
Ser Educacional SA(1)	1,100	787
Serena Energia SA(1)	10,300	14,310
Simpar SA(1)	4,300	2,301
Smartfit Escola de Ginastica e Danca SA	4,700	14,201
StoneCo Ltd., A Shares(1)	9,828	90,909
Suzano SA, ADR(2)	23,045	221,462
SYN prop e tech SA	500	385
Tegma Gestao Logistica SA	600	3,299
Telefonica Brasil SA, ADR	6,159	50,319
TIM SA, ADR	6,016	83,141
TOTVS SA	2,100	12,316
Transmissora Alianca de Energia Eletrica SA	6,700	37,485
Trisul SA	3,200	3,022
Tupy SA	5,100	17,905
Unifique Telecomunicacoes SA	200	117
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,000	17,324
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	13,000	8,523
Vivara Participacoes SA	900	2,640
VTEX, Class A(1)	746	3,581
Vulcabras SA	1,700	4,565
WEG SA	14,100	116,222
Wilson Sons SA	7,800	22,058
Wiz Co.	900	925
XP, Inc., Class A	9,886	139,887
YDUQS Participacoes SA	6,100	10,868
Zamp SA(1)	5,219	2,384
		4,143,989
Chile — 0.6%
Aguas Andinas SA, A Shares	34,996	11,532
Banco de Chile	598,110	77,712
Banco de Credito e Inversiones SA	1,021	34,600
Banco Santander Chile, ADR	1,848	39,991
CAP SA(1)	2,647	14,721
Cencosud SA	12,454	32,870
Cencosud Shopping SA	5,065	9,432
Cia Cervecerias Unidas SA, ADR(2)	1,679	23,422
Embotelladora Andina SA, Class B Preference Shares	11,635	38,971
Empresa Nacional de Telecomunicaciones SA	7,815	24,808
Empresas CMPC SA	28,744	48,654
Enel Americas SA	187,667	17,065
Falabella SA	14,679	57,571
Parque Arauco SA	20,306	36,718
Ripley Corp. SA(1)	17,466	5,656
SMU SA	53,367	10,101
Sociedad Quimica y Minera de Chile SA, ADR	738	28,317
Vina Concha y Toro SA	16,037	20,454
		532,595
China — 28.0%
361 Degrees International Ltd.	38,000	19,905
3SBio, Inc.(1)	48,000	45,233

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
AAC Technologies Holdings, Inc.	39,000	$226,277
Agile Group Holdings Ltd.(1)	144,000	12,639
Agora, Inc., ADR(1)	5,045	28,555
Agricultural Bank of China Ltd., H Shares	314,000	187,186
AK Medical Holdings Ltd.	2,000	1,242
Alibaba Group Holding Ltd., ADR	16,565	2,195,028
Alibaba Health Information Technology Ltd.(1)(2)	20,000	12,916
A-Living Smart City Services Co. Ltd.	21,500	7,977
ANE Cayman, Inc.(1)	32,000	27,763
Anhui Expressway Co. Ltd., H Shares	28,000	37,638
ANTA Sports Products Ltd.	45,200	507,237
Ascletis Pharma, Inc.(1)	39,000	33,154
AsiaInfo Technologies Ltd.(2)	26,800	36,155
Autohome, Inc., ADR	1,850	53,169
BAIC Motor Corp. Ltd., H Shares	139,000	42,811
Baidu, Inc., ADR(1)(2)	499	43,139
Bairong, Inc.(1)(2)	4,500	5,731
Bank of China Ltd., H Shares	853,000	484,654
Bank of Chongqing Co. Ltd., H Shares	38,500	30,688
Bank of Communications Co. Ltd., H Shares	136,000	115,382
BeiGene Ltd.(1)	2,500	53,416
BeiGene Ltd., ADR(1)	150	40,770
Beijing Capital International Airport Co. Ltd., H Shares(1)	48,000	16,999
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	280
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	8,000	8,232
Bilibili, Inc., ADR(1)	40	814
BOC Aviation Ltd.	8,800	67,980
BOE Varitronix Ltd.	10,000	8,911
Bosideng International Holdings Ltd.	214,000	104,316
Brilliance China Automotive Holdings Ltd.	242,000	129,206
BYD Co. Ltd., H Shares	22,500	1,078,216
BYD Electronic International Co. Ltd.	22,000	142,479
C&D International Investment Group Ltd.	43,941	87,317
Cango, Inc., ADR(1)(2)	602	1,950
Cathay Group Holdings, Inc.	1,000	222
Central China New Life Ltd.(1)	13,000	1,619
CGN Mining Co. Ltd.(2)	75,000	13,634
Cheerwin Group Ltd.	500	142
China Automotive Systems, Inc.	884	3,969
China Bohai Bank Co. Ltd., H Shares(1)	8,500	942
China Chunlai Education Group Co. Ltd.	22,000	11,823
China Cinda Asset Management Co. Ltd., H Shares(2)	374,000	55,555
China CITIC Bank Corp. Ltd., H Shares	188,000	138,500
China Communications Services Corp. Ltd., H Shares	132,000	81,001
China Conch Environment Protection Holdings Ltd.	4,500	343
China Conch Venture Holdings Ltd.	50,500	43,640
China Construction Bank Corp., H Shares	1,481,000	1,256,435
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	181,000	48,242
China Dongxiang Group Co. Ltd.(1)	16,000	790
China East Education Holdings Ltd.(2)	54,500	21,620
China Education Group Holdings Ltd.	63,226	19,745
China Everbright Bank Co. Ltd., H Shares	85,000	34,360
China Everbright Ltd.	4,000	2,668
China Foods Ltd.	2,000	695

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
China Galaxy Securities Co. Ltd., H Shares	63,000	$63,799
China Glass Holdings Ltd.(1)	2,000	94
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	1,179
China International Capital Corp. Ltd., H Shares	5,600	10,636
China Kepei Education Group Ltd.	18,000	3,079
China Lesso Group Holdings Ltd.	60,000	24,861
China Life Insurance Co. Ltd., Class H	104,555	201,519
China Literature Ltd.(1)	3,600	11,705
China Medical System Holdings Ltd.	78,000	82,477
China Meidong Auto Holdings Ltd.(2)	68,000	17,786
China Merchants Bank Co. Ltd., H Shares	74,000	434,399
China Merchants Port Holdings Co. Ltd.	46,000	75,320
China Minsheng Banking Corp. Ltd., H Shares	184,500	87,898
China New Higher Education Group Ltd.	48,000	6,420
China Pacific Insurance Group Co. Ltd., H Shares	53,800	159,609
China Rare Earth Holdings Ltd.(1)	2,000	100
China Resources Beer Holdings Co. Ltd.	16,000	51,349
China Resources Land Ltd.	97,000	324,814
China Resources Medical Holdings Co. Ltd.	19,000	10,068
China Resources Mixc Lifestyle Services Ltd.	12,200	50,702
China Sanjiang Fine Chemicals Co. Ltd.(1)	2,000	454
China Shineway Pharmaceutical Group Ltd.	24,000	25,726
China South City Holdings Ltd.(1)(2)	118,000	2,424
China Starch Holdings Ltd.	35,000	1,030
China Sunshine Paper Holdings Co. Ltd.(1)	2,000	513
China Taiping Insurance Holdings Co. Ltd.	74,800	110,344
China Tower Corp. Ltd., H Shares	183,000	259,780
China Vanke Co. Ltd., H Shares(1)(2)	99,200	84,622
China Yongda Automobiles Services Holdings Ltd.(2)	79,000	27,663
Chow Tai Fook Jewellery Group Ltd.	71,000	68,604
CITIC Securities Co. Ltd., H Shares	16,500	47,451
CMGE Technology Group Ltd.(1)	14,000	1,051
CMOC Group Ltd., H Shares	36,000	24,254
Concord New Energy Group Ltd.	580,000	35,420
COSCO SHIPPING Holdings Co. Ltd., Class H	32,500	47,817
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	8,945
COSCO SHIPPING Ports Ltd.	80,952	45,511
Country Garden Services Holdings Co. Ltd.	84,000	61,342
CSPC Pharmaceutical Group Ltd.	312,000	189,253
Digital China Holdings Ltd.(2)	21,000	8,536
Dongfeng Motor Group Co. Ltd., Class H(2)	72,000	40,437
DPC Dash Ltd.(1)	2,900	37,047
East Buy Holding Ltd.(1)(2)	6,000	9,991
Edvantage Group Holdings Ltd.	20,725	5,408
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	2,290
FIH Mobile Ltd.(1)	33,000	3,791
First Tractor Co. Ltd., H Shares(2)	14,000	11,756
Fu Shou Yuan International Group Ltd.	76,000	41,385
Fuyao Glass Industry Group Co. Ltd., H Shares	6,400	43,624
Ganfeng Lithium Group Co. Ltd., H Shares(2)	4,280	12,064
Geely Automobile Holdings Ltd.	281,000	635,355
Gemdale Properties & Investment Corp. Ltd.(2)	136,000	4,545
Genertec Universal Medical Group Co. Ltd.	40,500	26,182
GF Securities Co. Ltd., H Shares	34,000	45,048

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Goldpac Group Ltd.	1,000	$132
Goldwind Science & Technology Co. Ltd., H Shares	6,400	4,237
Grand Pharmaceutical Group Ltd.	39,500	25,602
Great Wall Motor Co. Ltd., H Shares	89,000	147,843
Greentown China Holdings Ltd.	69,500	103,115
Greentown Management Holdings Co. Ltd.(2)	27,000	10,356
Guangdong Investment Ltd.	54,000	41,017
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	183,600	33,894
Guotai Junan Securities Co. Ltd., H Shares	36,600	55,978
H World Group Ltd., ADR	5,911	212,146
Haidilao International Holding Ltd.	13,000	27,851
Haier Smart Home Co. Ltd., H Shares	23,200	74,313
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	13,000	13,777
Haitian International Holdings Ltd.	13,000	34,733
Hangzhou Tigermed Consulting Co. Ltd., H Shares(2)	500	2,180
Hansoh Pharmaceutical Group Co. Ltd.	10,000	23,187
Harbin Electric Co. Ltd., H Shares	16,000	7,045
Hello Group, Inc., ADR	4,958	36,540
Hengan International Group Co. Ltd.	31,000	87,049
Hisense Home Appliances Group Co. Ltd., H Shares(2)	4,000	13,561
Hua Hong Semiconductor Ltd.(2)	14,000	62,221
Huatai Securities Co. Ltd., H Shares	30,400	51,113
Industrial & Commercial Bank of China Ltd., H Shares	712,000	504,219
Inkeverse Group Ltd.	124,000	29,586
iQIYI, Inc., ADR(1)(2)	24,878	51,746
JD Health International, Inc.(1)	60,900	264,994
JD Logistics, Inc.(1)	90,900	162,907
Jiangsu Expressway Co. Ltd., H Shares	20,000	22,781
Jinchuan Group International Resources Co. Ltd.	193,000	12,963
Jinxin Fertility Group Ltd.(2)	73,000	24,623
Jiumaojiu International Holdings Ltd.(2)	84,000	32,022
JNBY Design Ltd.	15,500	29,157
JOYY, Inc., ADR(1)	1,119	52,358
Kangji Medical Holdings Ltd.	22,500	20,383
Kanzhun Ltd., ADR(1)	821	13,136
KE Holdings, Inc., ADR	6,934	154,420
Kingboard Laminates Holdings Ltd.	8,000	9,509
Kingdee International Software Group Co. Ltd.(1)	1,000	1,643
Kingsoft Corp. Ltd.	68,400	354,039
Kuaishou Technology(1)	73,400	479,370
KWG Living Group Holdings Ltd.(1)	32,000	1,407
Lenovo Group Ltd.	118,000	176,902
Leoch International Technology Ltd.	25,000	7,487
LexinFintech Holdings Ltd., ADR	10,116	86,896
Li Auto, Inc., ADR(1)	10,798	331,823
Li Ning Co. Ltd.	10,500	23,119
Lingbao Gold Group Co. Ltd., Class H	24,000	15,494
Linklogis, Inc., Class B	20,500	4,473
Logan Group Co. Ltd.(1)	2,000	268
Longfor Group Holdings Ltd.	78,058	107,463
Lonking Holdings Ltd.	7,000	1,568
Lufax Holding Ltd., ADR	1,445	4,191
Luye Pharma Group Ltd.(1)(2)	24,000	7,222
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	30,000	2,162

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Meitu, Inc.(1)	31,500	$19,298
Meituan, Class B(1)	40,050	836,205
Midea Group Co. Ltd.(1)	6,300	60,192
Midea Real Estate Holding Ltd.(1)(2)	16,400	6,456
MINISO Group Holding Ltd., ADR(2)	2,947	61,327
Minth Group Ltd.(1)	54,000	140,670
NetDragon Websoft Holdings Ltd.	13,000	19,193
NetEase, Inc., ADR	5,487	547,164
New China Life Insurance Co. Ltd., H Shares	46,900	158,706
Newborn Town, Inc.(1)	40,000	23,365
Nexteer Automotive Group Ltd.	79,000	51,105
NIO, Inc., ADR(1)	4,253	19,691
Niu Technologies, ADR(1)(2)	24	60
Noah Holdings Ltd., ADR	3,554	40,231
Nongfu Spring Co. Ltd., H Shares(2)	36,400	162,380
Orient Overseas International Ltd.	5,000	66,930
PDD Holdings, Inc., ADR(1)	5,772	656,219
People's Insurance Co. Group of China Ltd., H Shares	218,000	107,584
Perennial Energy Holdings Ltd.	15,000	1,312
Pharmaron Beijing Co. Ltd., H Shares(2)	375	743
PICC Property & Casualty Co. Ltd., H Shares	134,000	219,557
Ping An Healthcare & Technology Co. Ltd.(2)	67,335	68,261
Ping An Insurance Group Co. of China Ltd., H Shares	112,000	663,852
Poly Property Group Co. Ltd.	61,000	12,098
Pop Mart International Group Ltd.	7,400	99,477
Postal Savings Bank of China Co. Ltd., H Shares	160,000	101,635
Q Technology Group Co. Ltd.(1)	16,000	14,729
Qifu Technology, Inc., ADR	2,424	97,154
Radiance Holdings Group Co. Ltd.(1)	27,000	10,245
Seazen Group Ltd.(1)	168,000	45,713
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	27,600	18,011
Shanghai Chicmax Cosmetic Co. Ltd.(2)	4,600	21,374
Shanghai Conant Optical Co. Ltd., Class H	18,000	64,124
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	500	980
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,700	13,178
Shenzhen Expressway Corp. Ltd., H Shares	12,000	10,158
Shenzhen International Holdings Ltd.	91,732	84,088
Shenzhen Investment Ltd.	76,000	8,131
Shenzhou International Group Holdings Ltd.	18,000	131,821
Shimao Services Holdings Ltd.(1)	26,000	2,823
Shoucheng Holdings Ltd.(2)	62,000	13,584
Shui On Land Ltd.	139,500	12,580
Sihuan Pharmaceutical Holdings Group Ltd.	379,000	28,839
Sino Biopharmaceutical Ltd.	341,000	141,582
Sino-Ocean Group Holding Ltd.(1)	305,500	10,511
Sinopharm Group Co. Ltd., H Shares	35,600	89,705
Sinotruk Hong Kong Ltd.	21,500	57,222
Skyworth Group Ltd.	53,013	17,604
SOHO China Ltd.(1)	57,000	4,398
Sohu.com Ltd., ADR(1)	1,678	21,697
Sun Art Retail Group Ltd.	219,000	50,146
Sun King Technology Group Ltd.(1)	2,000	356
Sunac Services Holdings Ltd.(2)	87,000	18,519
Sunny Optical Technology Group Co. Ltd.	11,300	126,551

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
SY Holdings Group Ltd.	37,000	$39,635
TAL Education Group, ADR(1)	329	4,251
TCL Electronics Holdings Ltd.(1)	42,000	38,182
Tencent Holdings Ltd.	48,200	2,966,542
Tencent Music Entertainment Group, ADR	6,315	76,980
Tianli International Holdings Ltd.	100,000	54,447
Tianneng Power International Ltd.(2)	20,000	18,877
Tong Ren Tang Technologies Co. Ltd., H Shares	2,000	1,206
Tongcheng Travel Holdings Ltd.	32,000	71,684
Topsports International Holdings Ltd.	196,000	84,958
TravelSky Technology Ltd., H Shares	17,000	23,629
Trip.com Group Ltd., ADR(1)	3,580	202,914
Tsaker New Energy Tech Co. Ltd.	4,000	402
Tsingtao Brewery Co. Ltd., H Shares	12,000	80,273
Tuya, Inc., ADR	1,082	3,679
Uni-President China Holdings Ltd.	66,000	69,404
Up Fintech Holding Ltd., ADR(1)	126	912
Vipshop Holdings Ltd., ADR	19,235	302,374
Viva Biotech Holdings(1)	54,500	9,277
Vnet Group, Inc., ADR(1)(2)	3,854	45,207
Wasion Holdings Ltd.	42,000	40,035
Weibo Corp., ADR	2,491	24,935
Weichai Power Co. Ltd., H Shares	29,000	57,111
Wuling Motors Holdings Ltd.	10,000	572
WuXi AppTec Co. Ltd., H Shares(2)	4,700	35,986
Wuxi Biologics Cayman, Inc.(1)	14,500	42,032
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	18,000	23,804
Xinyi Energy Holdings Ltd.	156,000	16,077
XJ International Holdings Co. Ltd.(1)	200,000	3,946
XPeng, Inc., Class A, ADR(1)	702	15,086
Xtep International Holdings Ltd.(2)	133,500	88,499
Yadea Group Holdings Ltd.	62,000	101,778
Yeahka Ltd.(1)(2)	2,800	2,936
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	200	251
Yidu Tech, Inc.(1)	11,600	9,457
Yixin Group Ltd.	52,000	7,758
Youdao, Inc., ADR(1)(2)	27	243
Yuexiu Property Co. Ltd.(2)	32,000	21,774
Yuexiu Services Group Ltd.	15,000	6,156
Yuexiu Transport Infrastructure Ltd.	72,000	33,956
Yum China Holdings, Inc.	16,020	791,548
Zengame Technology Holding Ltd.	28,000	7,846
Zhejiang Expressway Co. Ltd., H Shares	35,880	26,679
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)(2)	10,100	15,142
Zhongsheng Group Holdings Ltd.	72,500	118,310
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,000	22
Zonqing Environmental Ltd.	12,000	13,314
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	7,400	5,752
ZTO Express Cayman, Inc., ADR	8,129	157,621
		26,300,001
Colombia — 0.1%
Bancolombia SA	2,493	28,016
Bancolombia SA, ADR	1,173	48,938
Cementos Argos SA	10,792	26,241

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Interconexion Electrica SA ESP	6,498	$32,100
		135,295
Czech Republic — 0.2%
Komercni Banka AS	1,986	85,736
Moneta Money Bank AS	10,390	58,393
		144,129
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	65,941	97,353
Greece — 0.6%
Aegean Airlines SA	2,230	24,989
Aktor SA Holding Company Technical & Energy Projects(1)	2,325	12,687
Alpha Services & Holdings SA	45,783	93,053
Athens International Airport SA	2,274	20,593
Eurobank Ergasias Services & Holdings SA, Class A	27,092	70,685
GEK TERNA SA(1)	1,399	26,610
Hellenic Telecommunications Organization SA	1,511	23,576
Jumbo SA	2,440	67,471
LAMDA Development SA(1)	4,314	29,181
National Bank of Greece SA	10,010	92,944
Piraeus Financial Holdings SA	22,800	107,658
Terna Energy SA	1,042	21,621
		591,068
Hong Kong — 0.1%
China General Education Group Ltd.(1)	1,000	475
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	411
EVA Precision Industrial Holdings Ltd.	10,000	927
Haitong Securities Co. Ltd., H Shares	56,800	53,798
Jiayuan International Group Ltd.(1)	18,000	23
Mobvista, Inc.(1)	3,000	2,282
New Horizon Health Ltd.(1)(2)	7,500	3,409
Redco Properties Group Ltd.(1)	10,000	173
Untrade.China Dili(1)	6,000	8
Venus MedTech Hangzhou, Inc., H Shares(1)	500	1
		61,507
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	15,229	62,378
OTP Bank Nyrt	3,118	191,365
Richter Gedeon Nyrt	1,758	48,974
		302,717
India — 19.2%
360 ONE WAM Ltd.	2,192	25,126
3M India Ltd.	18	5,433
63 Moons Technologies Ltd.	2,554	20,313
Aadhar Housing Finance Ltd.(1)	4,550	19,952
Aarti Pharmalabs Ltd.	98	825
Aavas Financiers Ltd.(1)	2,260	43,772
ABB India Ltd.	225	12,753
Accelya Solutions India Ltd.	256	3,776
Action Construction Equipment Ltd.	800	9,657
Adani Green Energy Ltd.(1)	1,382	12,303
Aditya Birla Capital Ltd.(1)	14,767	26,510
Aditya Birla Fashion & Retail Ltd.(1)	168	467
Aditya Birla Sun Life Asset Management Co. Ltd.	3,257	23,045
Affle India Ltd.(1)	8	129

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
AIA Engineering Ltd.	190	$6,832
Ajanta Pharma Ltd.	1,741	49,619
Alivus Life Sciences Ltd.(1)	1,643	16,675
Allcargo Logistics Ltd.	12,708	4,535
Allcargo Terminals Ltd.(1)	3,177	1,038
Alok Industries Ltd.(1)	2,218	391
Amara Raja Energy & Mobility Ltd.	5,404	60,689
Amber Enterprises India Ltd.(1)	815	52,714
Ambika Cotton Mills Ltd.	30	455
Anand Rathi Wealth Ltd.	525	24,107
Anant Raj Ltd.	6,206	33,114
Andhra Paper Ltd.	1,875	1,629
Andhra Sugars Ltd.	371	303
Apcotex Industries Ltd.	9	34
Apex Frozen Foods Ltd.	40	90
APL Apollo Tubes Ltd.	2,791	46,058
Apollo Hospitals Enterprise Ltd.	1,143	79,320
Apollo Pipes Ltd.	31	121
Apollo Tyres Ltd.	14,888	64,065
Aptech Ltd.	2,258	2,897
Aptus Value Housing Finance India Ltd.	7,752	27,361
Arman Financial Services Ltd.(1)	876	12,827
Arvind Fashions Ltd.	1,070	4,676
Arvind Ltd.	10,055	39,134
Asahi India Glass Ltd.	3,511	24,841
Ashapura Minechem Ltd.(1)	143	565
Ashok Leyland Ltd.	23,107	56,567
Asian Granito India Ltd.(1)	544	276
Asian Paints Ltd.	2,155	53,812
Associated Alcohols & Breweries Ltd.	285	3,562
Aster DM Healthcare Ltd.	3,077	14,258
Astra Microwave Products Ltd.	1,301	9,077
Astral Ltd.	868	13,292
AU Small Finance Bank Ltd.	6,071	39,463
AurionPro Solutions Ltd.	1,150	18,026
Aurobindo Pharma Ltd.(1)	9,075	110,165
Avadh Sugar & Energy Ltd.	127	546
Avenue Supermarts Ltd.(1)	555	21,638
Axis Bank Ltd., GDR	5,930	344,315
Bajaj Auto Ltd.	1,208	109,517
Bajaj Consumer Care Ltd.(1)	4,128	7,361
Bajaj Finance Ltd.	4,243	415,900
Bajaj Finserv Ltd.	4,221	90,734
Bajaj Hindusthan Sugar Ltd.(1)	77,381	16,607
Bajel Projects Ltd.(1)	1,643	3,091
Balaji Amines Ltd.	542	8,052
Balaji Telefilms Ltd.(1)	116	71
Balkrishna Industries Ltd.	2,711	81,269
Balrampur Chini Mills Ltd.	7,727	39,415
Banco Products India Ltd.	656	2,384
Bandhan Bank Ltd.	18,453	29,930
Bank of Baroda	21,533	48,801
BASF India Ltd.	257	12,617
Bata India Ltd.	2,011	28,177

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
BEML Ltd.	1,262	$35,642
Berger Paints India Ltd.	1,530	8,582
Best Agrolife Ltd.	419	1,246
BF Utilities Ltd.(1)	24	169
Bhansali Engineering Polymers Ltd.	9,937	11,448
Bharat Bijlee Ltd.	382	10,979
Bharat Electronics Ltd.	90,059	255,631
Bharat Forge Ltd.	4,819	56,223
Bharat Heavy Electricals Ltd.	26,821	55,430
Bharat Rasayan Ltd.	9	1,008
Biocon Ltd.	5,360	18,602
Birlasoft Ltd.	5,175	25,247
BLS International Services Ltd.	2,590	10,110
Blue Dart Express Ltd.	361	24,796
Blue Star Ltd.	588	12,952
Bodal Chemicals Ltd.(1)	231	142
Bombay Dyeing & Manufacturing Co. Ltd.	7,982	11,648
Brigade Enterprises Ltd.	4,498	49,029
Brightcom Group Ltd.(1)	76,861	9,003
Britannia Industries Ltd.	1,390	73,161
BSE Ltd.	3,306	176,518
Butterfly Gandhimathi Appliances Ltd.(1)	2	13
Camlin Fine Sciences Ltd.(1)	1,734	2,852
Can Fin Homes Ltd.	4,340	28,812
Canara Bank	67,647	63,014
Cantabil Retail India Ltd.	55	153
Capacit'e Infraprojects Ltd.(1)	1,314	4,562
Caplin Point Laboratories Ltd.	162	3,393
Carborundum Universal Ltd.	2,417	23,031
Care Ratings Ltd.	319	4,101
Carysil Ltd.	145	856
Ceat Ltd.	1,332	38,647
Central Depository Services India Ltd.	2,506	31,946
Century Enka Ltd.	40	236
Century Plyboards India Ltd.	2,347	19,425
Cera Sanitaryware Ltd.	121	7,332
CG Power & Industrial Solutions Ltd.(1)	1,563	10,291
Chalet Hotels Ltd.(1)	51	431
Chemcon Speciality Chemicals Ltd.(1)	474	1,039
Cholamandalam Financial Holdings Ltd.	1,244	23,457
Cholamandalam Investment & Finance Co. Ltd.	7,863	126,702
CIE Automotive India Ltd.	6,138	26,511
Cigniti Technologies Ltd.(1)	1,703	25,851
Cipla Ltd.	5,856	94,547
City Union Bank Ltd.	27,394	46,482
CMS Info Systems Ltd.	10,026	52,685
Cochin Shipyard Ltd.	7,469	109,277
Coffee Day Enterprises Ltd.(1)	3,695	902
Coforge Ltd.	442	37,478
Colgate-Palmolive India Ltd.	2,537	71,549
Computer Age Management Services Ltd.	1,121	40,558
Confidence Petroleum India Ltd.	5,136	3,114
Coromandel International Ltd.	3,801	72,673
Cosmo First Ltd.	289	1,989

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Craftsman Automation Ltd.	399	$20,609
CreditAccess Grameen Ltd.	3,548	37,479
CRISIL Ltd.	158	7,931
Crompton Greaves Consumer Electricals Ltd.	10,572	38,915
CSB Bank Ltd.(1)	1,161	3,765
Cummins India Ltd.	908	28,341
Cyient Ltd.	3,960	57,704
Dabur India Ltd.	6,110	34,526
Dalmia Bharat Sugar & Industries Ltd.	176	623
Datamatics Global Services Ltd.	138	906
DB Corp. Ltd.	3,495	8,146
DCB Bank Ltd.	4,946	5,917
DCM Shriram Ltd.	2,362	25,938
Deepak Nitrite Ltd.	1,157	24,572
DEN Networks Ltd.(1)	481	174
Devyani International Ltd.(1)	13,059	24,764
Dish TV India Ltd.(1)	43,324	3,190
Dishman Carbogen Amcis Ltd.(1)	1,053	2,414
Divi's Laboratories Ltd.	1,034	64,848
Dixon Technologies India Ltd.	309	49,536
DLF Ltd.	3,041	22,240
D-Link India Ltd.	647	2,723
Dollar Industries Ltd.	80	361
Dr. Lal PathLabs Ltd.	689	18,233
Dr. Reddy's Laboratories Ltd., ADR	5,342	68,271
Dredging Corp. of India Ltd.(1)	199	1,179
eClerx Services Ltd.	1,096	35,592
Edelweiss Financial Services Ltd.	20,359	21,025
Eicher Motors Ltd.	1,372	75,035
EIH Ltd.	281	1,030
Elecon Engineering Co. Ltd.	3,970	18,858
Emami Ltd.	8,380	50,940
Endurance Technologies Ltd.	1,088	22,037
Engineers India Ltd.	7,843	13,563
Epigral Ltd.	1,093	20,247
EPL Ltd.	9,635	21,675
Equinox India Developments Ltd.(1)	9,967	13,183
Equitas Small Finance Bank Ltd.	10,360	6,762
Escorts Kubota Ltd.	593	19,493
Eveready Industries India Ltd.	349	1,208
Everest Industries Ltd.	196	1,203
Everest Kanto Cylinder Ltd.	75	103
Excel Industries Ltd.	24	239
Exide Industries Ltd.	10,259	40,924
Fairchem Organics Ltd.	46	447
FDC Ltd.	1,017	4,455
Federal Bank Ltd.	53,937	110,103
FIEM Industries Ltd.	152	2,394
Filatex India Ltd.	31,246	14,334
Fine Organic Industries Ltd.	380	15,264
Finolex Cables Ltd.	2,440	22,831
Finolex Industries Ltd.	12,360	24,253
Firstsource Solutions Ltd.	332	1,321
Five-Star Business Finance Ltd.(1)	7,639	66,778

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Force Motors Ltd.	118	$9,025
Fortis Healthcare Ltd.	3,119	21,970
Gabriel India Ltd.	5,375	28,647
Galaxy Surfactants Ltd.	65	1,631
Ganesh Housing Corp. Ltd.	109	1,356
Ganesha Ecosphere Ltd.	327	4,921
Garden Reach Shipbuilders & Engineers Ltd.	1,132	16,415
Garware Hi-Tech Films Ltd.	1,121	48,602
Gateway Distriparks Ltd.	18,865	12,975
Genus Power Infrastructures Ltd.	942	2,773
Geojit Financial Services Ltd.	339	278
GHCL Textiles Ltd.	2,488	2,135
GIC Housing Finance Ltd.	2,493	4,750
Gillette India Ltd.	236	21,302
GlaxoSmithKline Pharmaceuticals Ltd.	804	22,835
Glenmark Pharmaceuticals Ltd.	7,830	114,882
Global Health Ltd.(1)	1,681	22,149
Globus Spirits Ltd.	434	4,313
GMM Pfaudler Ltd.	1,332	16,905
GMR Airports Ltd.(1)	31,654	25,324
GNA Axles Ltd.	138	474
Godrej Consumer Products Ltd.	1,894	21,833
Godrej Properties Ltd.(1)	326	7,274
Gokaldas Exports Ltd.(1)	3,063	28,612
Goodluck India Ltd.	231	1,683
Greenply Industries Ltd.	546	1,710
GTL Infrastructure Ltd.(1)	37,531	639
Gufic Biosciences Ltd.	77	292
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,277	23,028
Gujarat Pipavav Port Ltd.	15,737	22,579
Hathway Cable & Datacom Ltd.(1)	5,258	799
Havells India Ltd.	2,304	37,560
HBL Engineering Ltd.	2,016	10,051
HCL Technologies Ltd.	13,650	247,053
HDFC Asset Management Co. Ltd.	2,235	93,080
HDFC Bank Ltd.	45,359	902,837
HDFC Life Insurance Co. Ltd.	5,747	40,145
HealthCare Global Enterprises Ltd.(1)	1,599	9,189
HEG Ltd.	1,380	5,685
Hero MotoCorp Ltd.	2,929	123,700
HFCL Ltd.	10,629	9,688
HG Infra Engineering Ltd.	1,134	12,590
HIL Ltd.	34	683
Himadri Speciality Chemical Ltd., ADR	10,303	48,353
Himatsingka Seide Ltd.	231	300
Hinduja Global Solutions Ltd.	241	1,455
Hindustan Aeronautics Ltd.	4,733	168,061
Hindustan Oil Exploration Co. Ltd.(1)	687	1,426
Hindustan Unilever Ltd.	4,094	102,626
Hindware Home Innovation Ltd.	2,181	5,010
Hitachi Energy India Ltd.	14	1,818
Honda India Power Products Ltd.	209	4,666
ICICI Bank Ltd., ADR	34,305	956,423
ICICI Lombard General Insurance Co. Ltd.	2,613	50,611

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
ICICI Prudential Life Insurance Co. Ltd.	1,500	$9,483
ICICI Securities Ltd.	3,661	33,725
IDFC First Bank Ltd.(1)	47,954	32,183
IFCI Ltd.(1)	31,768	15,087
IIFL Capital Services Ltd.	16,765	42,136
IIFL Finance Ltd.(1)	15,688	54,425
India Glycols Ltd.	1,473	17,786
IndiaMart InterMesh Ltd.	842	18,989
Indian Energy Exchange Ltd.	6,643	11,938
Indian Hotels Co. Ltd.	9,446	77,697
Indian Metals & Ferro Alloys Ltd.	35	250
Indian Railway Catering & Tourism Corp. Ltd.	1,632	12,580
Indo Count Industries Ltd.	5,999	18,228
Indo Rama Synthetics India Ltd.(1)	481	186
IndusInd Bank Ltd.	6,047	68,726
Infibeam Avenues Ltd.	10,565	2,210
Info Edge India Ltd.	745	59,876
Infosys Ltd., ADR(2)	35,323	709,992
Ingersoll Rand India Ltd.	118	4,290
Inox Wind Ltd.(1)	5,000	8,671
Insecticides India Ltd.	135	891
Intellect Design Arena Ltd.	1,070	8,183
IOL Chemicals & Pharmaceuticals Ltd.	258	903
ION Exchange India Ltd.	1,470	8,427
Ipca Laboratories Ltd.	3,384	52,618
IRB Infrastructure Developers Ltd.	31,598	15,773
ISGEC Heavy Engineering Ltd.	33	352
ITD Cementation India Ltd.	5,135	31,645
Jai Corp. Ltd.	1,548	1,695
Jain Irrigation Systems Ltd.(1)	8,727	5,546
Jammu & Kashmir Bank Ltd.	25,135	27,421
Jamna Auto Industries Ltd.	9,888	8,085
JB Chemicals & Pharmaceuticals Ltd.	2,385	44,929
Jindal Poly Films Ltd.	165	1,224
Jio Financial Services Ltd.(1)	39,978	95,499
JK Tyre & Industries Ltd.	5,765	17,539
JM Financial Ltd.	22,621	24,034
Jubilant Foodworks Ltd.	5,388	38,736
Jubilant Pharmova Ltd.	2,735	28,371
Just Dial Ltd.(1)	227	2,191
Jyothy Labs Ltd.	831	3,072
Kansai Nerolac Paints Ltd.	169	439
Karnataka Bank Ltd.	12,516	24,133
Karur Vysya Bank Ltd.	27,807	64,214
KCP Ltd.	6,926	13,674
KEC International Ltd.	6,432	50,764
KEI Industries Ltd.	920	32,464
Kellton Tech Solutions Ltd.(1)	119	149
Kennametal India Ltd.	93	2,162
Kiri Industries Ltd.(1)	1,143	6,911
Kirloskar Brothers Ltd.	1,718	31,454
Kirloskar Oil Engines Ltd.	1,380	9,117
Kitex Garments Ltd.	903	1,677
Kolte-Patil Developers Ltd.	1,063	3,054

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Kotak Mahindra Bank Ltd.	14,643	$319,921
KPI Green Energy Ltd.	5,673	24,691
KPIT Technologies Ltd.	3,706	51,006
KPR Mill Ltd.	1,251	11,513
Krishna Institute of Medical Sciences Ltd.(1)	2,053	12,252
KSB Ltd.	825	5,842
LA Opala RG Ltd.	598	1,393
Lemon Tree Hotels Ltd.(1)	409	572
LG Balakrishnan & Bros Ltd.	987	13,579
LIC Housing Finance Ltd.	14,577	83,321
Lumax Auto Technologies Ltd.	732	4,196
Lupin Ltd.	6,741	147,192
LUX Industries Ltd.	48	713
Maharashtra Scooters Ltd.	59	6,234
Mahindra & Mahindra Financial Services Ltd.	11,468	35,618
Mahindra & Mahindra Ltd.	13,547	402,032
Mahindra Holidays & Resorts India Ltd.(1)	1,372	4,633
Mahindra Lifespace Developers Ltd.	220	800
Mahindra Logistics Ltd.	1,203	3,423
Maithan Alloys Ltd.	69	688
Manali Petrochemicals Ltd.	1,472	1,036
Manappuram Finance Ltd.	34,142	78,851
Marico Ltd.	4,760	32,744
Maruti Suzuki India Ltd.	2,007	275,114
MAS Financial Services Ltd.	6,171	16,557
Mastek Ltd.	113	2,887
Max Financial Services Ltd.(1)	6,710	76,871
Max Healthcare Institute Ltd.	3,221	36,136
Mayur Uniquoters Ltd.	1,297	6,970
Mazagon Dock Shipbuilders Ltd.	1,634	40,113
Meghmani Organics Ltd.(1)	1,526	1,091
Metropolis Healthcare Ltd.(1)	468	8,517
Minda Corp. Ltd.	5,182	28,647
Mirza International Ltd.(1)	663	229
Mishra Dhatu Nigam Ltd.	621	1,737
Mold-Tek Packaging Ltd.	61	331
Monte Carlo Fashions Ltd.	87	559
Motherson Sumi Wiring India Ltd.	42,456	22,904
Motilal Oswal Financial Services Ltd.	3,728	25,235
Mphasis Ltd.	2,700	69,931
MRF Ltd.	71	85,716
MSTC Ltd.	182	908
Multi Commodity Exchange of India Ltd.	1,061	60,955
Muthoot Finance Ltd.	3,898	95,414
Narayana Hrudayalaya Ltd.	4,050	67,087
Natco Pharma Ltd.	3,183	28,132
National Fertilizers Ltd.	712	641
Navkar Corp. Ltd.(1)	1,587	1,710
Navneet Education Ltd.	1,113	1,771
NELCO Ltd.	265	2,296
Nestle India Ltd.	2,500	62,695
Network18 Media & Investments Ltd.(1)	5,100	2,420
Neuland Laboratories Ltd.	535	65,157
Newgen Software Technologies Ltd.	262	2,821

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
NIIT Learning Systems Ltd.	4,133	$19,882
NIIT Ltd.	525	674
Nippon Life India Asset Management Ltd.	5,016	29,589
Nuvama Wealth Management Ltd.	641	39,740
Oberoi Realty Ltd.	1,342	22,902
Olectra Greentech Ltd.	242	2,984
Omaxe Ltd.(1)	298	270
One 97 Communications Ltd.(1)	6,129	50,478
Onesource Specialty Pharma Ltd.(1)	1,877	26,560
OnMobile Global Ltd.(1)	473	269
Optiemus Infracom Ltd.(1)	173	878
Oracle Financial Services Software Ltd.	736	65,776
Orient Electric Ltd.	7,722	17,552
Orient Paper & Industries Ltd.	2,680	707
Page Industries Ltd.	64	29,696
Paisalo Digital Ltd.	29,944	12,774
Panama Petrochem Ltd.	251	1,012
Patel Engineering Ltd.(1)	19,479	9,749
PB Fintech Ltd.(1)	1,423	23,990
PC Jeweller Ltd.(1)	30,550	3,974
PDS Ltd.	771	3,763
Pearl Global Industries Ltd.	1,597	24,594
Pennar Industries Ltd.(1)	6,469	11,662
Persistent Systems Ltd.	2,446	149,203
PG Electroplast Ltd.	560	5,133
Phoenix Mills Ltd.	242	4,297
PI Industries Ltd.	312	10,779
Pidilite Industries Ltd.	761	23,144
Piramal Enterprises Ltd.	3,123	31,358
Piramal Pharma Ltd.	956	2,087
Pitti Engineering Ltd.	2,246	22,946
PNB Housing Finance Ltd.(1)	4,528	39,708
Pokarna Ltd.	966	12,233
Polycab India Ltd.	272	14,723
Polyplex Corp. Ltd.	941	11,743
Pondy Oxides & Chemicals Ltd.	1,758	11,658
Poonawalla Fincorp Ltd.(1)	4,102	13,269
Power Finance Corp. Ltd.	36,328	152,905
Power Grid Corp. of India Ltd.	61,285	176,447
Power Mech Projects Ltd.	584	12,098
Praj Industries Ltd.	5,232	29,399
Prakash Industries Ltd.	7,645	12,518
Prestige Estates Projects Ltd.	1,620	20,950
Pricol Ltd.(1)	4,033	18,449
Prince Pipes & Fittings Ltd.	312	1,025
Procter & Gamble Health Ltd.	253	14,561
PSP Projects Ltd.(1)	400	2,851
Quess Corp. Ltd.	2,051	14,051
Radico Khaitan Ltd.	822	19,548
Rainbow Children's Medicare Ltd.	2,323	32,953
Rajesh Exports Ltd.(1)	1,830	3,348
Rallis India Ltd.	2,626	6,320
Ramco Systems Ltd.(1)	27	90
Ramky Infrastructure Ltd.(1)	3,664	17,986

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Raymond Lifestyle Ltd.(1)	1,184	$14,753
Raymond Ltd.	1,481	21,968
RBL Bank Ltd.	25,148	45,830
REC Ltd.	50,168	208,973
Redington Ltd.	24,154	62,118
Redtape Ltd.	2,652	4,411
Reliance Industrial Infrastructure Ltd.	30	272
Religare Enterprises Ltd.(1)	307	793
Repco Home Finance Ltd.	2,127	8,057
Restaurant Brands Asia Ltd.(1)	5,972	4,370
Rico Auto Industries Ltd.	5,876	4,296
RITES Ltd.	4,790	11,277
RPG Life Sciences Ltd.	383	9,159
RSWM Ltd.(1)	288	439
Rupa & Co. Ltd.	235	515
Safari Industries India Ltd.	448	10,982
Saksoft Ltd.	653	1,258
Sammaan Capital Ltd.	18,677	23,733
Samvardhana Motherson International Ltd.	63,156	86,260
Sandhar Technologies Ltd.	2,663	10,513
Sanghvi Movers Ltd.	3,320	8,061
Sanofi Consumer Healthcare India Ltd.(1)	269	13,999
Sanofi India Ltd.	269	15,430
Sansera Engineering Ltd.	2,283	29,329
Sapphire Foods India Ltd.(1)	8,022	28,534
Satia Industries Ltd.	1,711	1,381
Satin Creditcare Network Ltd.(1)	3,993	6,696
SBFC Finance Ltd.(1)	23,539	23,880
SBI Cards & Payment Services Ltd.	8,993	86,589
SBI Life Insurance Co. Ltd.	2,251	36,930
Schaeffler India Ltd.	291	10,209
Schneider Electric Infrastructure Ltd.(1)	344	2,420
SEAMEC Ltd.(1)	1,116	11,986
Sequent Scientific Ltd.(1)	193	330
Seshasayee Paper & Boards Ltd.	951	2,987
Shakti Pumps India Ltd.	294	2,730
Shankara Building Products Ltd.	97	617
Shanthi Gears Ltd.	393	1,909
Shipping Corp. of India Land & Assets Ltd.	3,065	1,593
Shoppers Stop Ltd.(1)	706	4,226
Shriram Finance Ltd.	37,885	268,747
Siemens Ltd.	473	25,132
Siyaram Silk Mills Ltd.	139	960
SKF India Ltd.	557	23,589
Sobha Ltd.	3,419	47,067
SOM Distilleries & Breweries Ltd.(1)	1,480	1,888
Sona Blw Precision Forgings Ltd.	5,311	30,129
Sonata Software Ltd.	7,642	31,652
South Indian Bank Ltd.	16,624	4,546
Southern Petrochemical Industries Corp. Ltd.	1,412	1,219
Spandana Sphoorty Financial Ltd.(1)	269	778
Speciality Restaurants Ltd.	716	1,030
SRF Ltd.	893	28,604
State Bank of India, GDR	2,315	182,930

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Steel Strips Wheels Ltd.	1,280	$2,601
Sterlite Technologies Ltd.(1)	1,461	1,448
Stove Kraft Ltd.	129	1,057
Strides Pharma Science Ltd.	3,755	26,657
Sudarshan Chemical Industries Ltd.	2,197	21,832
Sumitomo Chemical India Ltd.	255	1,348
Sun Pharmaceutical Industries Ltd.	9,881	180,207
Sun TV Network Ltd.	5,678	36,566
Sundaram Finance Ltd.	138	7,181
Sundram Fasteners Ltd.	1,429	15,293
Sunflag Iron & Steel Co. Ltd.(1)	4,123	9,969
Sunteck Realty Ltd.	539	2,261
Suprajit Engineering Ltd.	837	3,849
Supreme Industries Ltd.	832	31,807
Supreme Petrochem Ltd.	3,462	21,271
Suven Pharmaceuticals Ltd.(1)	2,090	29,087
Suzlon Energy Ltd.(1)	65,829	37,688
Syngene International Ltd.	6,266	46,863
Tamil Nadu Newsprint & Papers Ltd.	2,474	3,600
Tamilnad Mercantile Bank Ltd.	3,115	14,604
Tamilnadu Petroproducts Ltd.	713	552
Tanla Platforms Ltd.	1,537	7,714
Tata Communications Ltd.	1,782	27,677
Tata Consultancy Services Ltd.	7,956	318,085
Tata Consumer Products Ltd.	1,895	20,971
Tata Elxsi Ltd.	235	14,583
Tata Investment Corp. Ltd.	407	28,330
Tata Motors Ltd.	7,155	51,074
Tata Teleservices Maharashtra Ltd.(1)	1,227	841
TCI Express Ltd.	160	1,244
TeamLease Services Ltd.(1)	66	1,473
Tech Mahindra Ltd.	10,260	175,614
Technocraft Industries India Ltd.(1)	45	1,279
Tejas Networks Ltd.(1)	62	507
Texmaco Rail & Engineering Ltd.	4,065	6,070
Thanga Mayil Jewellery Ltd.	588	12,743
Thanga Mayil Jewellery Ltd.	78	1,683
Thermax Ltd.	262	9,760
Thirumalai Chemicals Ltd.	663	1,614
Thomas Cook India Ltd.	9,366	13,423
Thyrocare Technologies Ltd.	317	2,504
Time Technoplast Ltd.	3,799	15,622
Tips Music Ltd.	2,593	17,563
Titagarh Rail System Ltd.	4,175	33,538
Titan Co. Ltd.	1,814	64,122
Torrent Pharmaceuticals Ltd.	1,443	48,747
Tourism Finance Corp. of India Ltd.	8,500	14,512
TransIndia Real Estate Ltd.	3,177	1,048
Transport Corp. of India Ltd.	729	7,541
Trent Ltd.	985	54,918
Triveni Turbine Ltd.	2,044	11,443
TTK Prestige Ltd.	440	3,152
Tube Investments of India Ltd.	862	24,363
TV Today Network Ltd.	140	252

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
TVS Motor Co. Ltd.	1,144	$29,218
TVS Srichakra Ltd.	149	4,598
Uflex Ltd.	2,610	13,497
Ugar Sugar Works Ltd.	5,572	2,983
Ujjivan Small Finance Bank Ltd.	51,179	18,896
Unichem Laboratories Ltd.(1)	1,194	8,270
Union Bank of India Ltd.	35,210	45,522
United Spirits Ltd.	3,841	56,533
UNO Minda Ltd.	1,755	16,633
UPL Ltd.	16,127	117,081
UPL Ltd.(1)	2,015	6,061
UTI Asset Management Co. Ltd.	2,128	22,961
VA Tech Wabag Ltd.(1)	485	7,271
Vaibhav Global Ltd.	295	768
Valiant Organics Ltd.(1)	107	328
Vardhman Textiles Ltd.	4,701	20,479
Varroc Engineering Ltd.(1)	1,311	6,357
Varun Beverages Ltd.	13,850	69,226
Vedant Fashions Ltd.	1,061	10,265
Venky's India Ltd.	65	1,219
Vinati Organics Ltd.	987	17,234
VIP Industries Ltd.(1)	2,799	9,712
Visaka Industries Ltd.	1,090	824
Vishnu Chemicals Ltd.	520	2,372
VL E-Governance & IT Solutions Ltd.(1)	1,063	674
V-Mart Retail Ltd.(1)	618	21,190
Voltamp Transformers Ltd.	368	26,559
Voltas Ltd.	1,433	21,700
VRL Logistics Ltd.	1,176	6,082
Welspun Corp. Ltd.	5,585	47,317
Welspun Enterprises Ltd.	4,619	22,115
Welspun Living Ltd.	11,181	13,737
Westlife Foodworld Ltd.(1)	866	6,773
Whirlpool of India Ltd.	24	256
Wipro Ltd., ADR	16,182	52,915
Wonderla Holidays Ltd.	85	623
Yes Bank Ltd.(1)	261,201	50,259
Zee Entertainment Enterprises Ltd.	31,186	33,377
Zee Media Corp. Ltd.(1)	1,302	196
Zen Technologies Ltd.	88	1,060
Zensar Technologies Ltd.	3,981	33,826
Zomato Ltd.(1)	38,189	97,539
		18,021,474
Indonesia — 1.4%
Adi Sarana Armada Tbk. PT	25,500	878
Aspirasi Hidup Indonesia Tbk. PT	284,300	11,065
Astra Otoparts Tbk. PT	49,500	5,804
Bank BTPN Syariah Tbk. PT	156,800	8,289
Bank Bukopin Tbk. PT(1)	53,500	162
Bank Central Asia Tbk. PT	471,400	240,223
Bank Jago Tbk. PT(1)	5,600	594
Bank Mandiri Persero Tbk. PT	655,200	183,442
Bank Negara Indonesia Persero Tbk. PT	280,400	68,461
Bank Pan Indonesia Tbk. PT(1)	83,000	6,468

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Bank Pembangunan Daerah Jawa Timur Tbk. PT(1)	42,700	$1,170
Bank Rakyat Indonesia Persero Tbk. PT	796,700	163,317
Bank Tabungan Negara Persero Tbk. PT	192,378	9,724
BFI Finance Indonesia Tbk. PT	394,400	20,027
Blue Bird Tbk. PT	28,300	2,561
Buana Lintas Lautan Tbk. PT(1)	208,500	1,673
Bukalapak.com Tbk. PT(1)	3,033,600	24,395
Bumi Serpong Damai Tbk. PT(1)	199,700	10,015
Chandra Asri Pacific Tbk. PT	20,000	8,083
Ciputra Development Tbk. PT	391,200	18,774
Clipan Finance Indonesia Tbk. PT(1)	222,900	3,603
Darma Henwa Tbk. PT(1)	2,207,300	16,525
Dharma Polimetal Tbk. PT	98,700	5,307
Elang Mahkota Teknologi Tbk. PT	531,800	17,521
Erajaya Swasembada Tbk. PT	176,500	3,878
Gajah Tunggal Tbk. PT	147,500	8,995
Global Mediacom Tbk. PT(1)	319,100	2,812
GoTo Gojek Tokopedia Tbk. PT(1)	1,062,100	4,822
Indosat Tbk. PT	82,400	7,359
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	311,800	10,445
Jasa Marga Persero Tbk. PT	104,100	22,381
Kencana Energi Lestari Tbk. PT	52,500	1,983
Kino Indonesia Tbk. PT	2,800	199
Lippo Cikarang Tbk. PT(1)	15,000	457
Lippo Karawaci Tbk. PT(1)	167,000	846
Map Aktif Adiperkasa PT	812,100	39,166
Mark Dynamics Indonesia Tbk. PT	9,700	512
Matahari Department Store Tbk. PT	22,900	2,123
MD Entertainment Tbk. PT	13,800	2,970
Media Nusantara Citra Tbk. PT(1)	625,800	8,917
Medikaloka Hermina Tbk. PT	373,600	30,761
Mitra Adiperkasa Tbk. PT	565,100	49,002
Mitra Keluarga Karyasehat Tbk. PT	47,200	6,701
Mitra Pinasthika Mustika Tbk. PT	25,600	1,438
Pakuwon Jati Tbk. PT	229,500	5,215
Panin Financial Tbk. PT(1)	362,900	6,796
Petrosea Tbk. PT	156,200	29,679
Puradelta Lestari Tbk. PT(1)	82,100	644
Samator Indo Gas Tbk. PT	15,700	1,260
Samudera Indonesia Tbk. PT	261,200	3,809
Sarana Menara Nusantara Tbk. PT	610,000	19,150
Sariguna Primatirta Tbk. PT	78,300	6,208
Steel Pipe Industry of Indonesia PT	14,700	214
Sumber Alfaria Trijaya Tbk. PT	91,500	12,140
Summarecon Agung Tbk. PT	462,600	10,448
Surya Citra Media Tbk. PT	1,109,100	12,755
Telkom Indonesia Persero Tbk. PT, ADR(2)	10,970	159,284
Temas Tbk. PT	240,500	1,874
Tower Bersama Infrastructure Tbk. PT	30,300	3,945
Unilever Indonesia Tbk. PT	102,000	6,250
Wijaya Karya Persero Tbk. PT(1)	131,100	1,613
XL Axiata Tbk. PT	313,600	41,825
		1,356,957

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Malaysia — 1.8%
Aeon Co. M Bhd.	40,600	$12,944
AEON Credit Service M Bhd.	1,000	1,299
AFFIN Bank Bhd.	27,100	17,322
Alliance Bank Malaysia Bhd.	34,600	40,756
AMMB Holdings Bhd.	61,700	79,718
Ann Joo Resources Bhd.(1)	300	48
Astro Malaysia Holdings Bhd.(1)	35,300	1,702
Axiata Group Bhd.	86,000	40,361
Bank Islam Malaysia Bhd.	21,600	12,118
Berjaya Food Bhd.(1)	31,108	2,232
Bermaz Auto Bhd.	43,100	10,062
Bursa Malaysia Bhd.	17,600	31,481
Carlsberg Brewery Malaysia Bhd.	2,300	9,639
CELCOMDIGI Bhd.	44,300	36,673
CIMB Group Holdings Bhd.	75,731	133,010
Cypark Resources Bhd.(1)	24,100	4,298
D&O Green Technologies Bhd.	100	26
Dayang Enterprise Holdings Bhd.	5,400	2,137
DRB-Hicom Bhd.	1,700	263
Dufu Technology Corp. Bhd.	2,100	622
Eco World Development Group Bhd.	7,800	3,494
Ekovest Bhd.(1)	137,000	8,925
Fraser & Neave Holdings Bhd.	1,000	5,600
Frontken Corp. Bhd.	13,400	11,287
Gamuda Bhd.	101,114	99,133
Greatech Technology Bhd.(1)	2,200	828
Hartalega Holdings Bhd.	58,200	29,421
Heineken Malaysia Bhd.	2,800	16,732
Hengyuan Refining Co. Bhd.(1)	5,300	2,199
Hiap Teck Venture Bhd.	7,600	504
Hong Leong Bank Bhd.	6,300	30,286
Hong Leong Capital Bhd.	600	489
Hong Leong Financial Group Bhd.	2,000	8,216
IHH Healthcare Bhd.	22,100	36,902
Inari Amertron Bhd.	23,700	11,080
IOI Properties Group Bhd.	1,100	472
Iskandar Waterfront City Bhd.(1)	76,500	6,643
Johor Plantations Group Bhd.	81,100	22,441
Kelington Group Bhd.	20,500	16,097
Kossan Rubber Industries Bhd.	56,000	22,386
KPJ Healthcare Bhd.	79,400	42,252
KSL Holdings Bhd.(1)	24,900	8,968
Lingkaran Trans Kota Holdings Bhd.(1)	10,400	9
Lotte Chemical Titan Holding Bhd.(1)	2,000	198
Mah Sing Group Bhd.	102,400	28,565
Malayan Banking Bhd.	62,800	150,980
Malaysian Pacific Industries Bhd.	3,100	12,846
Malaysian Resources Corp. Bhd.	70,200	7,036
Maxis Bhd.	30,600	23,764
MBSB Bhd.	55,700	8,881
Mieco Chipboard Bhd.(1)	700	108
Mr. DIY Group M Bhd.	30,700	9,517
My EG Services Bhd.	177,676	35,012

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Nationgate Holdings Bhd.	22,800	$9,540
Nestle Malaysia Bhd.	900	17,060
NEXG Bhd.	150,000	8,599
Pecca Group Bhd.	30,800	10,013
Pentamaster Corp. Bhd.	1,100	764
Perak Transit Bhd.	11,250	1,853
Petron Malaysia Refining & Marketing Bhd.	500	428
Press Metal Aluminium Holdings Bhd.	16,800	19,083
Public Bank Bhd.	137,000	139,376
Ranhill Utilities Bhd.(1)	85,525	24,773
RHB Bank Bhd.	29,514	45,726
Scientex Bhd.	3,300	2,719
Shin Yang Group Bhd.	22,500	4,146
Signature International Bhd.	3,300	1,147
Sime Darby Bhd.	76,100	37,421
Sime Darby Property Bhd.	161,300	50,899
Southern Cable Group Bhd.	38,200	9,932
SP Setia Bhd. Group	113,300	34,224
Sunway Bhd.	22,200	22,977
Supermax Corp. Bhd.(1)	75,360	12,861
Swift Haulage Bhd.	2,100	198
Syarikat Takaful Malaysia Keluarga Bhd.	500	396
Telekom Malaysia Bhd.	20,300	31,110
TIME dotCom Bhd.	14,100	16,158
Top Glove Corp. Bhd.(1)	32,000	6,511
UEM Sunrise Bhd.	56,400	11,370
Unisem M Bhd.	5,800	2,818
UWC Bhd.(1)	5,800	3,264
Velesto Energy Bhd.	241,600	8,961
ViTrox Corp. Bhd.	3,600	2,513
VS Industry Bhd.	153,600	33,546
Westports Holdings Bhd.	2,000	2,066
		1,670,434
Mexico — 2.0%
Alsea SAB de CV	12,268	26,895
America Movil SAB de CV, ADR	9,070	129,066
Arca Continental SAB de CV	3,048	31,522
Banco del Bajio SA	38,710	87,669
Becle SAB de CV(2)	1,845	1,579
Bolsa Mexicana de Valores SAB de CV	7,446	13,223
Corp. Inmobiliaria Vesta SAB de CV	27,677	64,769
Fomento Economico Mexicano SAB de CV, ADR	872	82,038
Genomma Lab Internacional SAB de CV, Class B	30,486	38,237
Gentera SAB de CV	72,754	101,588
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(2)	1,195	92,290
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)(2)	775	147,289
Grupo Aeroportuario del Sureste SAB de CV, ADR	237	64,184
Grupo Bimbo SAB de CV, Series A	18,371	49,454
Grupo Comercial Chedraui SA de CV	6,630	38,050
Grupo Financiero Banorte SAB de CV, Class O	42,297	299,046
Grupo Financiero Inbursa SAB de CV, Class O(1)	24,434	56,407
Grupo Mexico SAB de CV, Series B	26,456	124,467
Grupo Televisa SAB, ADR(2)	20,138	39,269
Kimberly-Clark de Mexico SAB de CV, A Shares	39,022	58,626

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
La Comer SAB de CV	8,569	$14,087
Megacable Holdings SAB de CV	52,243	112,218
Nemak SAB de CV(1)	122,541	15,978
Orbia Advance Corp. SAB de CV	9,084	6,276
Promotora y Operadora de Infraestructura SAB de CV	3,522	35,150
Qualitas Controladora SAB de CV	7,211	69,254
Regional SAB de CV	7,287	47,167
Wal-Mart de Mexico SAB de CV	28,554	75,976
		1,921,774
Peru — 0.3%
Credicorp Ltd.	898	164,352
Intercorp Financial Services, Inc.	1,919	61,485
Southern Copper Corp.	595	52,913
		278,750
Philippines — 0.6%
Ayala Land, Inc.	43,400	16,263
Bank of the Philippine Islands	15,878	34,052
BDO Unibank, Inc.	25,670	66,516
Century Pacific Food, Inc.	32,600	22,746
Converge Information & Communications Technology Solutions, Inc.	42,900	11,493
Globe Telecom, Inc.	436	17,123
GT Capital Holdings, Inc.	2,900	25,473
International Container Terminal Services, Inc.	13,820	83,304
Jollibee Foods Corp.	8,820	39,165
LT Group, Inc.	21,300	4,271
Manila Electric Co.	5,570	47,107
Megaworld Corp.	380,000	11,421
Metropolitan Bank & Trust Co.	54,050	66,891
Monde Nissin Corp.	22,700	2,956
PLDT, Inc., ADR(2)	1,004	22,891
Puregold Price Club, Inc.	33,500	16,089
Robinsons Land Corp.	44,800	9,260
Robinsons Retail Holdings, Inc.	840	507
Security Bank Corp.	3,640	4,400
SM Investments Corp.	1,170	15,474
SM Prime Holdings, Inc.	62,600	24,137
Wilcon Depot, Inc.	20,900	2,852
		544,391
Poland — 1.2%
Alior Bank SA	3,663	86,187
Allegro.eu SA(1)	3,785	26,183
AmRest Holdings SE	2,034	8,368
Asseco Poland SA	490	16,780
Bank Handlowy w Warszawie SA	68	1,820
Bank Millennium SA(1)	18,011	51,704
Bank Polska Kasa Opieki SA	2,362	99,896
Benefit Systems SA	45	32,119
Budimex SA	250	33,614
CCC SA(1)	1,678	78,610
CD Projekt SA	623	34,301
Cyfrowy Polsat SA(1)	687	2,363
Dino Polska SA(1)	578	71,013
Grupa Kety SA	550	109,617
KRUK SA	181	18,353

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
LPP SA	13	$58,731
mBank SA(1)	194	35,852
Orange Polska SA	22,033	44,910
Pepco Group NV(1)	3,133	13,035
Powszechna Kasa Oszczednosci Bank Polski SA	5,224	89,349
Powszechny Zaklad Ubezpieczen SA	7,404	98,999
Santander Bank Polska SA	157	20,367
TEN Square Games SA(1)	25	490
Text SA	382	5,221
Warsaw Stock Exchange	120	1,216
XTB SA	3,193	52,207
		1,091,305
South Africa — 3.5%
Absa Group Ltd.	16,087	160,764
AECI Ltd.	4,994	25,481
Anglo American Platinum Ltd.	973	29,193
Anglogold Ashanti PLC (New York)	3,974	117,114
Aspen Pharmacare Holdings Ltd.	5,859	51,195
Astral Foods Ltd.	159	1,411
AVI Ltd.	11,416	57,010
Barloworld Ltd.	4,292	23,459
Bid Corp. Ltd.	2,757	66,131
Capitec Bank Holdings Ltd.	491	80,687
Clicks Group Ltd.	3,711	68,695
Coronation Fund Managers Ltd.	12,443	25,674
Curro Holdings Ltd.	12,591	7,869
DataTec Ltd.	7,406	18,798
Dis-Chem Pharmacies Ltd.	16,804	29,136
Discovery Ltd.	5,503	60,768
FirstRand Ltd.	36,085	135,477
Fortress Real Estate Investments Ltd., Class B	29,644	31,044
Foschini Group Ltd.	12,625	91,758
Gold Fields Ltd., ADR	10,278	184,696
Grindrod Ltd.	31,530	22,113
Impala Platinum Holdings Ltd.(1)	20,006	94,602
Investec Ltd.	3,679	23,552
JSE Ltd.	2,328	15,333
Kumba Iron Ore Ltd.	1,598	31,872
Life Healthcare Group Holdings Ltd.	25,663	20,268
Merafe Resources Ltd.	25,678	1,495
Momentum Group Ltd.	66,266	107,682
Motus Holdings Ltd.	6,810	32,813
Mr. Price Group Ltd.	2,497	32,315
MTN Group Ltd.	31,281	195,532
MultiChoice Group(1)	6,952	39,424
Naspers Ltd., N Shares	495	117,509
Nedbank Group Ltd.	8,755	131,096
NEPI Rockcastle NV(1)	11,580	83,584
Netcare Ltd.	63,807	46,085
Ninety One Ltd.	8,760	15,379
Northam Platinum Holdings Ltd.(2)	8,393	43,775
Oceana Group Ltd.	56	174
Old Mutual Ltd.	176,219	118,792
Omnia Holdings Ltd.	7,262	24,852

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
OUTsurance Group Ltd.	11,112	$42,416
Pepkor Holdings Ltd.	12,534	17,257
Pick n Pay Stores Ltd.(1)(2)	8,118	12,303
PPC Ltd.	29,469	6,119
PSG Financial Services Ltd.	6,359	6,165
Raubex Group Ltd.	1,178	2,629
Remgro Ltd.	6,899	54,532
Reunert Ltd.	2,204	7,542
Sanlam Ltd.	17,619	81,127
Santam Ltd.	475	10,336
Sappi Ltd.	11,060	24,034
Shoprite Holdings Ltd.	6,789	98,796
Sibanye Stillwater Ltd., ADR(1)(2)	14,509	46,284
SPAR Group Ltd.(1)	8,178	57,879
Standard Bank Group Ltd.	11,620	134,811
Telkom SA SOC Ltd.(1)	20,795	40,003
Tiger Brands Ltd.	2,280	33,275
Transaction Capital Ltd.(1)	1,645	198
Truworths International Ltd.	9,574	40,102
Vodacom Group Ltd.	8,418	53,189
Woolworths Holdings Ltd.	3,127	9,683
Zeda Ltd.	5,227	3,157
		3,246,444
South Korea — 10.8%
Aekyung Chemical Co. Ltd.	845	4,232
Aekyung Industrial Co. Ltd.(1)	22	209
Agabang & Company(1)	104	386
Ahnlab, Inc.	19	983
Aju IB Investment Co. Ltd.	40	64
Alteogen, Inc.(1)	156	41,577
Amorepacific Corp.(1)	218	17,482
AMOREPACIFIC Group(1)	330	4,790
BGF Co. Ltd.	183	426
BGF retail Co. Ltd.	524	35,792
BH Co. Ltd.	1,314	13,578
Binggrae Co. Ltd.(1)	368	24,390
BNK Financial Group, Inc.	11,943	91,255
Byucksan Corp.(1)	247	365
C&C International Co. Ltd.	137	3,328
Celltrion, Inc.	888	112,013
Cheil Worldwide, Inc.	2,238	27,395
Cheryong Electric Co. Ltd.	359	9,594
CJ CGV Co. Ltd.(1)	3,613	12,492
CJ CheilJedang Corp.	439	71,281
CJ ENM Co. Ltd.(1)	542	22,540
CJ Logistics Corp.	168	10,784
Classys, Inc.(1)	220	9,529
Com2uSCorp	75	2,306
Coreana Cosmetics Co. Ltd.(1)	63	109
Cosmax, Inc.	362	42,392
CosmoAM&T Co. Ltd.(1)	66	2,436
Coway Co. Ltd.	2,663	147,451
COWELL FASHION Co. Ltd.(1)	408	617
Cuckoo Homesys Co. Ltd.(1)	229	3,461

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Daeduck Electronics Co. Ltd.	1,550	$19,103
Daewoong Co. Ltd.	334	4,604
Danal Co. Ltd.(1)	122	251
Daou Data Corp.	1,042	7,783
DB HiTek Co. Ltd.(1)	1,743	51,883
DB Insurance Co. Ltd.	2,009	125,875
DGB Financial Group, Inc.	7,996	50,700
DI Dong Il Corp.(1)	433	13,855
DL E&C Co. Ltd.	1,023	28,394
DN Automotive Corp.	430	6,266
Dong-A Socio Holdings Co. Ltd.	146	9,739
DongKook Pharmaceutical Co. Ltd.	41	436
Dongwha Enterprise Co. Ltd.(1)	1,097	8,367
Dongwon Development Co. Ltd.	33	54
Doosan Bobcat, Inc.	584	18,824
Doosan Co. Ltd.	6	1,340
Doosan Enerbility Co. Ltd.(1)	2,829	49,565
DoubleUGames Co. Ltd.	272	8,901
Douzone Bizon Co. Ltd.	391	18,954
Dreamtech Co. Ltd.	427	2,109
Echo Marketing, Inc.	508	3,206
Ecopro BM Co. Ltd.(1)	38	3,114
Ecopro HN Co. Ltd.(1)	72	1,423
E-MART, Inc.	1,123	58,618
Eo Technics Co. Ltd.(1)	208	18,714
Eugene Technology Co. Ltd.(1)	90	2,615
F&F Co. Ltd.	736	35,729
Fila Holdings Corp.	1,242	31,837
FutureCore Co. Ltd.(1)	436	48
Genexine, Inc.(1)	113	335
GOLFZON Co. Ltd.(1)	202	8,181
GS P&L Co. Ltd.(1)	232	3,386
GS Retail Co. Ltd.	979	10,026
Hana Financial Group, Inc.	6,820	278,122
Hana Tour Service, Inc.	308	12,081
Handsome Co. Ltd.(1)	153	1,677
Hanjin Transportation Co. Ltd.(1)	134	1,790
Hankook & Co. Co. Ltd.	1,777	19,300
Hankook Tire & Technology Co. Ltd.(1)	3,727	96,673
Hanmi Semiconductor Co. Ltd.	497	32,496
Hanon Systems(1)	8,507	25,886
Hansae Co. Ltd.(1)	851	6,803
Hansol Chemical Co. Ltd.	234	17,660
Hansol Technics Co. Ltd.	3,836	10,943
Hanssem Co. Ltd.	340	10,682
Hanwha Galleria Corp.(1)	853	721
Hanwha General Insurance Co. Ltd.	3,225	8,441
Hanwha Investment & Securities Co. Ltd.(1)	5,168	12,291
Hanwha Life Insurance Co. Ltd.	12,413	22,339
Hanwha Solutions Corp.	1,487	22,042
Hanwha Systems Co. Ltd.	520	10,935
HD Hyundai Construction Equipment Co. Ltd.	251	12,873
HD Hyundai Electric Co. Ltd.	516	116,733
HD Hyundai Infracore Co. Ltd.(1)	2,501	14,588

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
HD HYUNDAI MIPO	178	$12,796
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	2,375	29,761
Helixmith Co. Ltd.(1)	119	192
Hite Jinro Co. Ltd.	2,433	31,552
HL Holdings Corp.	51	1,289
HL Mando Co. Ltd.(1)	1,524	46,288
HLB, Inc.(1)	447	27,273
HMM Co. Ltd.	4,613	61,965
Hotel Shilla Co. Ltd.(1)	819	22,402
HS Hyosung Advanced Materials Corp.	124	15,924
HS Hyosung Corp.(1)	15	304
Hugel, Inc.(1)	52	11,305
Humedix Co. Ltd.	72	1,863
Hwaseung Enterprise Co. Ltd.(1)	36	248
HYBE Co. Ltd.(1)	140	24,734
Hyosung Chemical Corp.(1)	3	80
Hyosung Corp.	70	2,259
Hyosung Heavy Industries Corp.	83	24,914
Hyosung TNC Corp.	214	33,088
Hyundai Autoever Corp.	70	6,341
HYUNDAI Corp.	447	7,391
Hyundai Department Store Co. Ltd.(1)	971	37,992
Hyundai Elevator Co. Ltd.	394	14,851
Hyundai Engineering & Construction Co. Ltd.	1,173	26,977
Hyundai Futurenet Co. Ltd.	86	206
Hyundai GF Holdings(1)	506	1,890
Hyundai Glovis Co. Ltd.	1,655	147,660
Hyundai Green Food(1)	269	2,521
Hyundai Home Shopping Network Corp.(1)	59	2,103
Hyundai Marine & Fire Insurance Co. Ltd.	2,673	42,579
Hyundai Motor Co.	2,076	275,269
Hyundai Rotem Co. Ltd.(1)	1,852	99,318
Hyundai Wia Corp.	1,148	32,184
iMarketKorea, Inc.	319	1,730
Industrial Bank of Korea	7,233	77,154
Innocean Worldwide, Inc.	1,089	13,700
Innox Advanced Materials Co. Ltd.	492	9,611
Insun ENT Co. Ltd.(1)	304	1,066
Interflex Co. Ltd.(1)	83	537
INTOPS Co. Ltd.	605	7,574
iNtRON Biotechnology, Inc.	184	512
IS Dongseo Co. Ltd.	786	9,173
ISU Chemical Co. Ltd.(1)	305	1,402
ISU Specialty Chemical(1)	1,190	52,559
JB Financial Group Co. Ltd.	5,072	59,841
Jusung Engineering Co. Ltd.	1,549	35,576
JYP Entertainment Corp.(1)	624	36,037
K Car Co. Ltd.	629	5,597
Kakao Corp.(1)	2,189	64,839
Kakao Games Corp.(1)	78	855
KakaoBank Corp.	1,869	31,652
KB Financial Group, Inc., ADR	6,185	335,969
KC Co. Ltd.(1)	71	907
KC Tech Co. Ltd.(1)	77	1,798

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
KCC Corp.	192	$34,138
KCC Glass Corp.	147	3,131
KEPCO Engineering & Construction Co., Inc.(1)	21	918
KG Eco Solution Co. Ltd.	1,102	3,953
KH Vatec Co. Ltd.	267	1,731
Kia Corp.	4,797	306,763
KIWOOM Securities Co. Ltd.	427	33,456
Koh Young Technology, Inc.(1)	681	7,753
Kolon Industries, Inc.	806	18,450
KONA I Co. Ltd.(1)	292	5,446
Korea Investment Holdings Co. Ltd.	1,711	93,535
Korea Petrochemical Ind Co. Ltd.	242	14,719
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,113
Korean Air Lines Co. Ltd.	3,865	62,620
Korean Reinsurance Co.	7,597	41,792
Krafton, Inc.(1)	425	99,994
KT Corp.	1,216	39,067
KT Skylife Co. Ltd.	319	973
Kum Yang Co. Ltd.(1)	480	7,406
Kumho Petrochemical Co. Ltd.(1)	492	37,026
Kumho Tire Co., Inc.(1)	8,202	27,503
LEENO Industrial, Inc.	207	29,774
LF Corp.(1)	203	2,291
LG Display Co. Ltd., ADR(1)	22,495	73,784
LG Electronics, Inc.	2,692	145,778
LG Energy Solution Ltd.(1)	168	40,686
LG H&H Co. Ltd.(1)	137	29,924
LG Innotek Co. Ltd.(1)	550	61,470
LG Uplus Corp.	10,842	78,480
Lotte Chemical Corp.	357	15,259
Lotte Chilsung Beverage Co. Ltd.(1)	288	20,646
LOTTE Fine Chemical Co. Ltd.(1)	1,216	33,691
LOTTE Himart Co. Ltd.(1)	6	31
Lotte Innovate Co. Ltd.(1)	27	367
Lotte Rental Co. Ltd.(1)	672	13,349
Lotte Shopping Co. Ltd.(1)	516	22,293
Lotte Wellfood Co. Ltd.(1)	117	8,897
LS Corp.	194	15,053
LS Electric Co. Ltd.	163	27,225
LVMC Holdings(1)	3,944	4,533
LX Hausys Ltd.	49	1,025
LX Semicon Co. Ltd.	782	32,293
Maeil Dairies Co. Ltd.	36	831
Mcnex Co. Ltd.	268	4,266
MegaStudyEdu Co. Ltd.	330	8,703
Meritz Financial Group, Inc.	2,631	218,119
Mirae Asset Securities Co. Ltd.	6,339	38,063
NAVER Corp.	1,102	156,566
NCSoft Corp.(1)	178	20,724
Neowiz(1)	668	9,713
Netmarble Corp.	185	5,102
Nexen Tire Corp.(1)	499	1,744
NEXTIN, Inc.	149	5,119
NH Investment & Securities Co. Ltd.	5,232	53,322

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
NHN Corp.	602	$8,133
NHN KCP Corp.	879	4,989
NICE Information Service Co. Ltd.(1)	459	4,033
OCI Holdings Co. Ltd.	825	45,123
Ottogi Corp.(1)	108	28,588
Pan Ocean Co. Ltd.	9,885	25,571
Partron Co. Ltd.	1,043	5,083
Pearl Abyss Corp.(1)	43	960
PharmaResearch Co. Ltd.	43	8,581
PI Advanced Materials Co. Ltd.(1)	615	7,691
Pond Group Co. Ltd.	235	894
PSK, Inc.	931	12,022
Pulmuone Co. Ltd.(1)	21	251
RFHIC Corp.	31	340
S&S Tech Corp.	167	3,382
S-1 Corp.	624	26,042
Sam Young Electronics Co. Ltd.(1)	51	349
Samsung Biologics Co. Ltd.(1)	124	94,936
Samsung C&T Corp.	770	64,155
Samsung Electro-Mechanics Co. Ltd.	923	85,636
Samsung Electronics Co. Ltd., GDR	1,244	1,176,458
Samsung Fire & Marine Insurance Co. Ltd.	760	198,991
Samsung Heavy Industries Co. Ltd.(1)	27,478	262,722
Samsung Life Insurance Co. Ltd.	794	47,112
Samsung SDI Co. Ltd.	432	66,687
Samsung SDS Co. Ltd.	233	19,673
Samsung Securities Co. Ltd.	2,919	91,330
Samwha Capacitor Co. Ltd.	47	924
SD Biosensor, Inc.	1,269	9,193
SeAH Steel Corp.(1)	79	8,688
Sebang Co. Ltd.	290	2,370
Sebang Global Battery Co. Ltd.	268	13,425
Seegene, Inc.	836	14,093
Seobu T&D	1,016	3,882
Seojin System Co. Ltd.(1)	300	4,735
SFA Engineering Corp.	338	4,579
SFA Semicon Co. Ltd.(1)	644	1,416
Shinhan Financial Group Co. Ltd., ADR	8,070	257,837
Shinsegae International, Inc.(1)	226	1,602
Shinsegae, Inc.(1)	593	57,732
SK Bioscience Co. Ltd.(1)	159	4,647
SK Chemicals Co. Ltd.	123	3,526
SK D&D Co. Ltd.	317	1,767
SK Eternix Co. Ltd.(1)	568	5,821
SK Hynix, Inc.	8,004	1,062,217
SK IE Technology Co. Ltd.(1)	301	5,803
SK Networks Co. Ltd.	4,700	13,901
SK Telecom Co. Ltd., ADR	2,739	59,957
SKC Co. Ltd.(1)	112	10,090
SL Corp.	1,135	26,870
SM Entertainment Co. Ltd.	184	12,643
SNT Dynamics Co. Ltd.	963	18,862
Soop Co. Ltd.	336	22,941
ST Pharm Co. Ltd.	36	1,895

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
STIC Investments, Inc.	42	$226
Studio Dragon Corp.(1)	492	17,323
Sun Kwang Co. Ltd.	52	550
Sungwoo Hitech Co. Ltd.	1,622	5,649
Taewoong Co. Ltd.(1)	105	998
Taihan Electric Wire Co. Ltd.(1)	304	2,516
TES Co. Ltd.	133	1,904
TKG Huchems Co. Ltd.	432	4,772
Tongyang Life Insurance Co. Ltd.	1,401	4,771
Value Added Technology Co. Ltd.(1)	33	458
Vidente Co. Ltd.(1)	312	—
VT Co. Ltd.(1)	864	20,110
Webzen, Inc.	98	823
WONIK IPS Co. Ltd.	501	8,764
Wonik QnC Corp.	562	7,163
Woongjin Thinkbig Co. Ltd.	2,718	2,938
Woori Financial Group, Inc.	17,067	193,602
Woori Technology Investment Co. Ltd.(1)	1,267	5,490
W-Scope Chungju Plant Co. Ltd.(1)	317	2,193
YG Entertainment, Inc.	220	9,489
Youngone Corp.(1)	1,492	48,708
Youngone Holdings Co. Ltd.	396	24,599
Yuhan Corp.	193	16,189
Zinus, Inc.	262	3,304
		10,170,471
Taiwan — 22.2%
Abico Avy Co. Ltd.	10,000	11,042
Ability Enterprise Co. Ltd.	1,000	1,852
AcBel Polytech, Inc.	1,299	1,251
Accton Technology Corp.	10,000	200,164
Acer, Inc.	49,000	57,815
ACES Electronic Co. Ltd.(1)	1,000	1,905
Acon Holding, Inc.(1)	5,000	1,672
Acter Group Corp. Ltd.	4,000	51,047
Advanced International Multitech Co. Ltd.	4,000	9,508
Advanced Wireless Semiconductor Co.	5,000	14,841
Advancetek Enterprise Co. Ltd.	9,000	23,300
Advantech Co. Ltd.	1,099	13,453
AIC, Inc.	1,000	11,200
Allied Supreme Corp.	1,000	9,606
Alltek Technology Corp.	1,080	1,268
Alltop Technology Co. Ltd.	1,000	8,902
Alpha Networks, Inc.	8,000	8,535
Altek Corp.	21,561	31,468
Amazing Microelectronic Corp.	3,040	7,870
Ambassador Hotel	6,000	10,311
Ampak Technology, Inc.	2,000	8,200
Ampire Co. Ltd.	1,000	1,030
AMPOC Far-East Co. Ltd.	5,000	14,599
AmTRAN Technology Co. Ltd.	25,456	14,406
Anpec Electronics Corp.	1,000	5,298
Aopen, Inc.	1,000	1,664
Apacer Technology, Inc.	1,000	1,583
Apex International Co. Ltd.(1)	7,995	9,813

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Arcadyan Technology Corp.	3,000	$17,062
Ardentec Corp.	15,000	32,634
Argosy Research, Inc.	1,000	4,806
ASE Technology Holding Co. Ltd., ADR	19,570	198,244
Asia Optical Co., Inc.	10,000	60,482
Asia Polymer Corp.	9,000	4,015
Asia Tech Image, Inc.	3,000	10,526
Asia Vital Components Co. Ltd.	6,382	100,538
ASROCK, Inc.	2,000	15,035
Asustek Computer, Inc.	10,000	204,666
AUO Corp.(1)	129,600	59,727
AURAS Technology Co. Ltd.	1,000	20,273
Avermedia Technologies	1,000	1,532
Axiomtek Co. Ltd.	4,000	16,800
Bafang Yunji International Co. Ltd.	1,000	4,925
Bank of Kaohsiung Co. Ltd.	58,834	20,809
BenQ Materials Corp.	3,000	2,641
Bin Chuan Enterprise Co. Ltd.(1)	5,000	12,166
Bioteque Corp.	1,000	3,899
Bizlink Holding, Inc.	3,000	53,056
Brillian Network & Automation Integrated System Co. Ltd.	2,000	12,814
Capital Securities Corp.	54,000	44,198
Career Technology MFG. Co. Ltd.(1)	10,000	4,827
Caswell, Inc.	3,000	11,765
Catcher Technology Co. Ltd.	14,000	87,329
Cathay Financial Holding Co. Ltd.	163,611	337,402
Cenra, Inc.	1,000	1,166
Center Laboratories, Inc.(1)	2,198	2,756
Central Reinsurance Co. Ltd.	13,000	10,642
Chailease Holding Co. Ltd.	2,132	8,092
Chang Hwa Commercial Bank Ltd.	118,797	65,447
Chang Wah Electromaterials, Inc.	3,000	3,790
Chang Wah Technology Co. Ltd.	1,000	1,041
Channel Well Technology Co. Ltd.	8,000	21,338
CHC Healthcare Group	7,000	12,292
CHC Resources Corp.	5,000	10,744
Chenbro Micom Co. Ltd.	3,000	26,275
Cheng Mei Materials Technology Corp.(1)	28,892	12,125
Cheng Shin Rubber Industry Co. Ltd.	55,000	83,964
Cheng Uei Precision Industry Co. Ltd.	6,000	12,624
Chenming Electronic Technology Corp.	6,000	24,094
Chicony Electronics Co. Ltd.	17,000	83,030
Chicony Power Technology Co. Ltd.	7,000	26,863
China Bills Finance Corp.	11,000	5,087
China Container Terminal Corp.	1,000	1,009
China General Plastics Corp.	3,000	1,194
China Man-Made Fiber Corp.(1)	47,000	10,535
China Metal Products	10,000	9,779
China Motor Corp.	4,000	9,592
China Steel Chemical Corp.	1,000	3,004
China Wire & Cable Co. Ltd.	1,000	1,113
Chinese Maritime Transport Ltd.	2,000	2,914
Chin-Poon Industrial Co. Ltd.	13,000	13,745
Chipbond Technology Corp.	13,000	25,833

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
ChipMOS Technologies, Inc.	21,000	$20,328
Chlitina Holding Ltd.	1,000	3,758
Chong Hong Construction Co. Ltd.	6,000	17,467
Chroma ATE, Inc.	9,000	90,884
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	1,073
Chunghwa Precision Test Tech Co. Ltd.	1,000	23,168
Chunghwa Telecom Co. Ltd., ADR	1,378	53,577
Cleanaway Co. Ltd.	2,000	11,273
Clevo Co.	10,000	14,823
CMC Magnetics Corp.	40,400	12,256
Collins Co. Ltd.	1,000	531
Compal Electronics, Inc.	60,000	70,138
Compeq Manufacturing Co. Ltd.	22,000	45,050
Concord International Securities Co. Ltd.	15,707	7,595
Concord Securities Co. Ltd.	42,000	19,253
Contrel Technology Co. Ltd.	6,000	9,380
Coremax Corp.	2,000	3,558
Coretronic Corp.	10,000	25,138
Co-Tech Development Corp.	6,000	10,106
Creative Sensor, Inc.	5,400	10,171
CSBC Corp. Taiwan(1)	1,000	514
CTBC Financial Holding Co. Ltd.	302,000	373,159
CyberPower Systems, Inc.	2,000	18,695
Da-Li Development Co. Ltd.	6,615	8,971
Darfon Electronics Corp.	6,000	8,251
Darwin Precisions Corp.(1)	1,000	417
Daxin Materials Corp.	3,000	19,346
Delpha Construction Co. Ltd.	1,000	1,267
Delta Electronics, Inc.	6,000	72,042
Depo Auto Parts Ind Co. Ltd.	6,000	38,062
Dimerco Data System Corp.	4,000	16,132
Dimerco Express Corp.	6,300	15,887
D-Link Corp.	3,000	1,904
Dynamic Holding Co. Ltd.	13,000	23,734
Dynapack International Technology Corp.	7,000	36,900
E Ink Holdings, Inc.	1,000	8,249
E.Sun Financial Holding Co. Ltd.	233,531	206,015
Eastech Holding Ltd.	6,000	25,111
Eclat Textile Co. Ltd.	4,000	65,477
Edom Technology Co. Ltd.	11,000	9,811
Elan Microelectronics Corp.	4,000	19,265
Elite Advanced Laser Corp.(1)	2,000	16,279
Elite Material Co. Ltd.	5,000	94,819
Elitegroup Computer Systems Co. Ltd.	11,000	7,361
eMemory Technology, Inc.	1,000	87,482
Emerging Display Technologies Corp.	1,000	879
Ennostar, Inc.(1)	26,000	35,215
Eson Precision Ind Co. Ltd.	5,000	8,992
Eternal Materials Co. Ltd.	22,850	19,947
Evergreen International Storage & Transport Corp.	26,000	23,956
Evergreen Marine Corp. Taiwan Ltd.	19,800	128,557
EVERGREEN Steel Corp.	7,000	20,201
Everlight Chemical Industrial Corp.	18,000	11,674
Everlight Electronics Co. Ltd.	15,000	37,242

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Excelsior Medical Co. Ltd.	5,567	$14,747
Far Eastern Department Stores Ltd.	43,000	31,532
Far Eastern International Bank	83,716	35,041
Far Eastern New Century Corp.	81,000	78,651
Far EasTone Telecommunications Co. Ltd.	20,934	57,081
Faraday Technology Corp.	3,000	21,353
Farglory F T Z Investment Holding Co. Ltd.	2,376	3,158
Farglory Land Development Co. Ltd.	4,000	9,411
Favite, Inc.(1)	5,000	6,957
Feedback Technology Corp.	1,080	4,213
Feng TAY Enterprise Co. Ltd.	6,120	25,411
First Financial Holding Co. Ltd.	126,434	106,002
First Hi-Tec Enterprise Co. Ltd.	3,000	12,505
First Steamship Co. Ltd.(1)	16,000	3,963
FIT Holding Co. Ltd.	9,000	17,892
Fitipower Integrated Technology, Inc.	1,950	13,802
FLEXium Interconnect, Inc.	12,000	25,181
Flytech Technology Co. Ltd.	5,000	23,008
FocalTech Systems Co. Ltd.	1,000	2,419
Forcecon Tech Co. Ltd.	3,085	14,023
Formosa Advanced Technologies Co. Ltd.	8,000	7,112
Formosa Chemicals & Fibre Corp.	39,000	34,984
Formosa International Hotels Corp.	2,000	12,096
Formosa Laboratories, Inc.	2,000	4,517
Formosan Union Chemical	13,000	8,512
Foxconn Technology Co. Ltd.	29,000	66,496
Foxsemicon Integrated Technology, Inc.	2,000	19,328
Franbo Lines Corp.	1,000	705
Froch Enterprise Co. Ltd.	4,000	2,304
FSP Technology, Inc.	7,000	14,320
Fubon Financial Holding Co. Ltd.	117,144	326,329
Fulgent Sun International Holding Co. Ltd.	3,118	14,183
Fulltech Fiber Glass Corp.(1)	8,892	8,906
Fusheng Precision Co. Ltd.	5,000	51,948
G Shank Enterprise Co. Ltd.	3,176	8,780
Gamania Digital Entertainment Co. Ltd.	3,000	7,223
Gemtek Technology Corp.	15,000	14,745
General Interface Solution Holding Ltd.(1)	7,000	11,695
Genius Electronic Optical Co. Ltd.	2,000	28,672
GeoVision, Inc.	4,450	7,933
Getac Holdings Corp.	10,000	36,837
Giant Manufacturing Co. Ltd.	7,000	33,265
Gigabyte Technology Co. Ltd.	13,000	100,244
Global Brands Manufacture Ltd.	15,000	33,565
Global Mixed Mode Technology, Inc.	2,000	14,657
Global Unichip Corp.	2,000	79,255
Globaltek Fabrication Co. Ltd.	4,000	8,924
Globalwafers Co. Ltd.	4,000	45,431
Gloria Material Technology Corp.	13,000	18,996
Gold Circuit Electronics Ltd.	8,800	58,323
Golden Long Teng Development Co. Ltd.	8,000	7,551
Gordon Auto Body Parts	1,000	1,131
Gourmet Master Co. Ltd.	2,000	6,147
Grand Fortune Securities Co. Ltd.	2,200	881

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Grand Pacific Petrochemical(1)	36,352	$11,738
Grand Process Technology Corp.	1,000	37,574
Grape King Bio Ltd.	4,000	17,994
Greatek Electronics, Inc.	15,000	29,124
Group Up Industrial Co. Ltd.	4,000	28,090
GTM Holdings Corp.	1,000	1,061
Hai Kwang Enterprise Corp.(1)	1,050	639
Hannstar Board Corp.	10,120	17,077
HannStar Display Corp.(1)	41,000	10,781
HannsTouch Holdings Co.(1)	12,000	3,239
HD Renewable Energy Co. Ltd.	2,000	13,586
Highwealth Construction Corp.	32,351	43,226
Hiroca Holdings Ltd.	1,000	909
Hitron Technology, Inc.	5,000	4,400
Hiwin Technologies Corp.	2,030	19,141
Hiyes International Co. Ltd.	3,000	16,931
Ho Tung Chemical Corp.	41,000	10,366
Hocheng Corp.	8,000	4,168
Holy Stone Enterprise Co. Ltd.	5,050	13,000
Hon Hai Precision Industry Co. Ltd.	165,000	854,289
Hong Pu Real Estate Development Co. Ltd.	10,000	9,446
Hong TAI Electric Industrial	1,000	1,036
Horizon Securities Co. Ltd.	1,060	359
Hotai Finance Co. Ltd.	7,920	19,736
Hotai Motor Co. Ltd.	6,020	112,012
HTC Corp.(1)	1,000	1,395
Hu Lane Associate, Inc.	5,125	27,724
Hua Nan Financial Holdings Co. Ltd.	123,363	104,158
Huaku Development Co. Ltd.	5,500	19,329
Huang Hsiang Construction Corp.	1,000	2,212
Hung Sheng Construction Ltd.	10,000	7,638
Hwang Chang General Contractor Co. Ltd.	25,353	79,529
Ibase Technology, Inc.	1,000	2,194
IBF Financial Holdings Co. Ltd.	35,525	15,499
Ichia Technologies, Inc.	7,000	8,658
I-Chiun Precision Industry Co. Ltd.	8,324	26,259
IEI Integration Corp.	3,000	9,791
Infortrend Technology, Inc.	6,000	5,433
Innodisk Corp.	2,079	16,735
Innolux Corp.	143,248	64,382
Inpaq Technology Co. Ltd.	5,000	12,413
Insyde Software Corp.	2,400	28,157
Integrated Service Technology, Inc.	2,000	7,896
International Games System Co. Ltd.	5,000	147,429
Inventec Corp.	37,000	51,189
Iron Force Industrial Co. Ltd.	4,148	12,479
ITE Technology, Inc.	6,000	28,189
Jarllytec Co. Ltd.	1,000	5,212
Jetwell Computer Co. Ltd.	2,000	11,273
Johnson Health Tech Co. Ltd.	3,000	16,318
JPC connectivity, Inc.	3,000	13,078
Kaimei Electronic Corp.	5,800	11,557
Kaori Heat Treatment Co. Ltd.	1,000	9,183
KEE TAI Properties Co. Ltd.	9,135	4,053

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Kenda Rubber Industrial Co. Ltd.	2,100	$1,781
Kenmec Mechanical Engineering Co. Ltd.	5,160	13,847
Kerry TJ Logistics Co. Ltd.	1,000	1,171
Keystone Microtech Corp.	1,000	12,692
Kindom Development Co. Ltd.	14,000	23,332
King Yuan Electronics Co. Ltd.	28,000	89,287
King's Town Bank Co. Ltd.	28,000	43,116
Kinik Co.	1,000	8,171
Kinpo Electronics	55,000	43,193
Kinsus Interconnect Technology Corp.	6,000	18,088
KMC Kuei Meng International, Inc.	1,000	3,824
KNH Enterprise Co. Ltd.	2,000	1,184
Ko Ja Cayman Co. Ltd.	1,000	1,374
KS Terminals, Inc.	4,000	8,597
Kwong Lung Enterprise Co. Ltd.	1,000	1,799
Lanner Electronics, Inc.	3,180	10,760
Largan Precision Co. Ltd.	1,000	81,359
Lealea Enterprise Co. Ltd.(1)	8,320	2,184
LEE CHI Enterprises Co. Ltd.	1,000	435
Lelon Electronics Corp.	4,000	10,686
Lien Hwa Industrial Holdings Corp.	2,368	3,725
Lingsen Precision Industries Ltd.(1)	22,000	11,574
Lintes Technology Co. Ltd.	2,000	8,860
Lite-On Technology Corp.	36,000	115,320
Long Bon International Co. Ltd.(1)	17,000	10,751
Longchen Paper & Packaging Co. Ltd.(1)	11,000	3,936
Longwell Co.	5,000	12,542
Lotes Co. Ltd.	1,025	50,547
Lotus Pharmaceutical Co. Ltd.	3,000	24,884
Lumax International Corp. Ltd.	7,000	23,257
Lung Yen Life Service Corp.(1)	7,000	13,736
Macroblock, Inc.	1,000	2,330
Macronix International Co. Ltd.	37,000	24,513
Makalot Industrial Co. Ltd.	8,160	93,613
Marketech International Corp.	3,000	14,047
Materials Analysis Technology, Inc.	1,051	6,836
MediaTek, Inc.	20,000	894,583
Mega Financial Holding Co. Ltd.	169,967	204,448
Mercuries Life Insurance Co. Ltd.(1)	83,000	17,770
Merida Industry Co. Ltd.	5,000	25,503
Merry Electronics Co. Ltd.	5,075	17,560
Micro-Star International Co. Ltd.	18,000	100,081
Mildef Crete, Inc.	4,000	15,958
MIN AIK Technology Co. Ltd.(1)	12,000	8,886
Mitac Holdings Corp.	27,000	56,862
momo.com, Inc.	1,000	11,703
MOSA Industrial Corp.(1)	12,000	8,305
Mosel Vitelic, Inc.(1)	2,000	1,867
MPI Corp.	3,000	69,992
MSSCORPS Co. Ltd.	3,000	12,905
My Humble House Hospitality Management Consulting(1)	3,000	4,695
Myson Century, Inc.	2,000	48,078
Namchow Holdings Co. Ltd.	12,000	18,589
Nan Pao Resins Chemical Co. Ltd.	2,000	19,812

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Nan Ya Printed Circuit Board Corp.	4,000	$16,294
Nanya Technology Corp.(1)	17,000	19,670
Netronix, Inc.	3,000	12,048
Nexcom International Co. Ltd.	8,000	21,968
Nichidenbo Corp.	6,000	12,902
Nidec Chaun-Choung Technology Corp.	1,000	5,578
Nien Hsing Textile Co. Ltd.	2,000	1,218
Nien Made Enterprise Co. Ltd.	4,000	53,473
Novatek Microelectronics Corp.	9,000	147,330
Nuvoton Technology Corp.	8,000	22,300
O-Bank Co. Ltd.	20,000	6,042
Oneness Biotech Co. Ltd.(1)	143	338
Optimax Technology Corp.	8,000	7,281
Orient Semiconductor Electronics Ltd.	21,000	23,071
Oriental Union Chemical Corp.	3,000	1,413
O-TA Precision Industry Co. Ltd.	3,000	6,698
Pan Jit International, Inc.	2,000	3,321
Pan-International Industrial Corp.	17,000	22,353
PCL Technologies, Inc.	3,000	10,418
Pegatron Corp.	32,000	91,385
Pegavision Corp.	2,000	23,076
Phison Electronics Corp.	3,000	50,011
Phoenix Silicon International Corp.	6,275	31,259
Pixart Imaging, Inc.	2,000	16,276
Planet Technology Corp.	2,000	9,555
Pou Chen Corp.	81,000	93,958
Powerchip Semiconductor Manufacturing Corp.(1)	59,000	32,434
Powertech Technology, Inc.	19,000	72,762
Poya International Co. Ltd.	1,020	16,097
President Chain Store Corp.	8,000	63,767
President Securities Corp.	30,000	25,299
Primax Electronics Ltd.	18,000	46,992
Prince Housing & Development Corp.	31,000	9,677
Promate Electronic Co. Ltd.	6,000	14,340
Prosperity Dielectrics Co. Ltd.	7,000	9,095
Qisda Corp.	15,000	16,530
Quanta Computer, Inc.	19,000	140,811
Quanta Storage, Inc.	9,000	28,916
Quintain Steel Co. Ltd.(1)	21,327	8,235
Radiant Opto-Electronics Corp.	15,000	89,911
Radium Life Tech Co. Ltd.(1)	31,000	10,510
Realtek Semiconductor Corp.	9,000	148,494
Rechi Precision Co. Ltd.	13,000	11,332
Rich Development Co. Ltd.	33,990	10,186
Ritek Corp.(1)	27,000	10,714
Rodex Fasteners Corp.	1,000	1,165
Roo Hsing Co. Ltd.(1)	1,000	117
Ruentex Development Co. Ltd.	4,050	5,182
Ruentex Industries Ltd.	18,000	37,672
San Far Property Ltd.	8,000	6,261
Sanyang Motor Co. Ltd.	10,000	20,948
Savior Lifetec Corp.	5,000	2,996
Scientech Corp.	1,000	10,200
ScinoPharm Taiwan Ltd.	1,000	697

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
SDI Corp.	1,000	$2,831
Sercomm Corp.	13,000	53,091
Shanghai Commercial & Savings Bank Ltd.	45,905	61,192
Sharehope Medicine Co. Ltd.	1,092	966
Sheng Yu Steel Co. Ltd.	1,000	800
ShenMao Technology, Inc.	4,000	8,300
Shih Her Technologies, Inc.	3,000	11,873
Shih Wei Navigation Co. Ltd.(1)	8,000	5,355
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	1,000	1,721
Shin Kong Financial Holding Co. Ltd.(1)	448,203	168,266
Shin Zu Shing Co. Ltd.	4,127	34,347
Shinkong Insurance Co. Ltd.	12,000	36,573
Shinkong Synthetic Fibers Corp.	25,000	11,462
Shiny Chemical Industrial Co. Ltd.	3,000	14,156
Sigurd Microelectronics Corp.	15,000	34,428
Simplo Technology Co. Ltd.	4,000	45,338
Sinbon Electronics Co. Ltd.	4,000	36,562
Sino-American Silicon Products, Inc.	1,000	3,800
Sinon Corp.	11,000	16,011
SinoPac Financial Holdings Co. Ltd.	231,171	159,119
Sinphar Pharmaceutical Co. Ltd.	1,080	1,033
Sitronix Technology Corp.	3,000	19,690
Siward Crystal Technology Co. Ltd.	3,000	2,428
Soft-World International Corp.	4,000	15,778
Solar Applied Materials Technology Corp.	1,000	1,734
Solomon Technology Corp.	2,000	9,374
Sonix Technology Co. Ltd.	1,000	1,237
Sporton International, Inc.	1,050	6,596
Sports Gear Co. Ltd.	1,000	4,767
St. Shine Optical Co. Ltd.	3,000	17,381
Standard Foods Corp.	19,000	20,404
Stark Technology, Inc.	4,000	19,104
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	14,091
Sunplus Innovation Technology, Inc.	2,000	9,461
Sunrex Technology Corp.	2,000	4,188
Supreme Electronics Co. Ltd.	16,843	32,570
Symtek Automation Asia Co. Ltd.	2,080	12,058
Syncmold Enterprise Corp.	5,000	15,554
Synnex Technology International Corp.	24,000	50,964
Systex Corp.	4,000	16,503
T3EX Global Holdings Corp.	1,000	2,448
TAI Roun Products Co. Ltd.	1,000	517
Taichung Commercial Bank Co. Ltd.	109,370	62,981
TaiDoc Technology Corp.	2,000	8,413
Taiflex Scientific Co. Ltd.	7,000	10,339
Tainan Spinning Co. Ltd.	29,000	13,125
Tai-Saw Technology Co. Ltd.	1,000	716
Taishin Financial Holding Co. Ltd.	178,785	94,344
Taisun Enterprise Co. Ltd.(1)	1,000	609
Taita Chemical Co. Ltd.	1,050	456
TAI-TECH Advanced Electronics Co. Ltd.	3,000	11,305
Taiwan Business Bank	170,124	80,663
Taiwan Cooperative Financial Holding Co. Ltd.	35,362	26,333
Taiwan FU Hsing Industrial Co. Ltd.	12,000	19,022

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Taiwan Glass Industry Corp.(1)	5,000	$2,555
Taiwan High Speed Rail Corp.	41,000	34,162
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	51,936
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	10,439
Taiwan Mask Corp.	7,000	9,953
Taiwan Mobile Co. Ltd.	3,000	10,436
Taiwan Navigation Co. Ltd.	4,000	3,946
Taiwan Paiho Ltd.	6,000	13,232
Taiwan PCB Techvest Co. Ltd.	6,000	6,396
Taiwan Sakura Corp.	4,000	10,671
Taiwan Secom Co. Ltd.	1,000	3,760
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,223	5,095,098
Taiwan Steel Union Co. Ltd.	1,000	3,440
Taiwan Styrene Monomer(1)	1,000	315
Taiwan Surface Mounting Technology Corp.	7,000	23,375
Taiwan TEA Corp.(1)	9,000	5,319
Taiwan Union Technology Corp.	6,000	30,153
Tatung Co. Ltd.(1)	17,000	21,946
Tatung System Technologies, Inc.	4,000	9,122
TCI Co. Ltd.	3,000	11,788
Team Group, Inc.(1)	3,000	7,990
Teco Electric & Machinery Co. Ltd.	28,000	46,008
Test Research, Inc.	5,000	19,507
Tex-Ray Industrial Co. Ltd.(1)	1,000	321
Thinking Electronic Industrial Co. Ltd.	1,000	4,977
Thye Ming Industrial Co. Ltd.	6,000	12,616
Ton Yi Industrial Corp.	17,000	8,336
Tong Hsing Electronic Industries Ltd.	3,770	14,302
Tong Yang Industry Co. Ltd.	7,000	24,545
Tong-Tai Machine & Tool Co. Ltd.	15,000	15,781
Topco Scientific Co. Ltd.	3,086	27,369
Topkey Corp.	2,000	12,947
Topoint Technology Co. Ltd.	9,000	9,024
TPK Holding Co. Ltd.(1)	14,000	16,597
Transcend Information, Inc.	6,000	16,117
Tripod Technology Corp.	7,000	43,825
Tsann Kuen Enterprise Co. Ltd.	4,000	3,654
TSRC Corp.	13,000	8,632
TTY Biopharm Co. Ltd.	7,000	16,844
Tung Ho Steel Enterprise Corp.	12,000	26,857
Tung Thih Electronic Co. Ltd.	1,100	2,941
TXC Corp.	6,000	18,640
TYC Brother Industrial Co. Ltd.	7,000	13,435
Tycoons Group Enterprise	702	223
Tyntek Corp.	1,000	657
TZE Shin International Co. Ltd.	1,100	772
UDE Corp.	4,000	12,367
Unimicron Technology Corp.	20,000	70,466
Union Bank of Taiwan	33,474	15,923
Uni-President Enterprises Corp.	90,000	221,611
Unitech Printed Circuit Board Corp.(1)	19,000	17,135
United Microelectronics Corp.	141,000	185,284
United Orthopedic Corp.	3,000	8,545
United Renewable Energy Co. Ltd.(1)	3,000	931

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Univacco Technology, Inc.	6,000	$10,545
Universal Cement Corp.	10,200	9,347
UPC Technology Corp.	26,000	7,037
USI Corp.	15,000	5,430
Utechzone Co. Ltd.	1,000	3,381
UVAT Technology Co. Ltd.	3,000	7,659
Vanguard International Semiconductor Corp.	17,464	52,495
Ventec International Group Co. Ltd.	2,000	4,974
VIA Labs, Inc.	2,000	7,814
Visco Vision, Inc.	2,000	11,074
VisEra Technologies Co. Ltd.	3,000	26,013
Vizionfocus, Inc.	2,000	11,742
Voltronic Power Technology Corp.	1,000	49,431
Wafer Works Corp.	14,000	10,812
Wah Lee Industrial Corp.	1,000	3,449
Walsin Lihwa Corp.	38,419	32,290
Walsin Technology Corp.	5,000	14,378
Walton Advanced Engineering, Inc.	1,000	446
Wan Hai Lines Ltd.	21,150	53,378
We & Win Development Co. Ltd.(1)	1,000	413
Weikeng Industrial Co. Ltd.	14,000	14,840
Win Semiconductors Corp.(1)	8,000	26,547
Winbond Electronics Corp.(1)	41,228	23,191
Winmate, Inc.	2,000	10,619
Winstek Semiconductor Co. Ltd.	2,000	6,463
Wisdom Marine Lines Co. Ltd.	10,000	25,080
Wistron Corp.	70,000	234,152
Wistron NeWeb Corp.	1,071	4,752
WITS Corp.	2,131	7,161
Wiwynn Corp.	2,000	116,892
Wowprime Corp.	4,398	31,425
WPG Holdings Ltd.	7,000	14,987
WT Microelectronics Co. Ltd.	13,395	44,426
WUS Printed Circuit Co. Ltd.	7,000	10,152
XinTec, Inc.	4,000	21,325
Xxentria Technology Materials Corp.	5,450	10,097
Yageo Corp.	949	16,079
Yang Ming Marine Transport Corp.	51,000	111,898
Yem Chio Co. Ltd.	2,000	1,080
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,000	1,236
YFY, Inc.	24,000	21,704
Young Fast Optoelectronics Co. Ltd.	6,000	11,289
Youngtek Electronics Corp.	6,000	11,317
Yuanta Financial Holding Co. Ltd.	145,083	160,849
Yulon Finance Corp.	7,477	26,979
Yulon Motor Co. Ltd.	17,952	27,065
Zenitron Corp.	11,000	10,927
Zhen Ding Technology Holding Ltd.	19,000	66,790
Zippy Technology Corp.	12,000	23,793
Zyxel Group Corp.	6,898	8,429
		20,803,605
Thailand — 1.7%
AAPICO Hitech PCL, NVDR	8,600	3,397
Advanced Info Service PCL, NVDR	13,500	109,156

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Advanced Information Technology PCL, NVDR	38,600	$5,065
AEON Thana Sinsap Thailand PCL, NVDR	3,300	10,516
Airports of Thailand PCL, NVDR	39,500	50,118
AP Thailand PCL, NVDR	49,900	13,091
Asia Plus Group Holdings PCL, NVDR	9,700	636
Asset World Corp. PCL, NVDR	42,000	3,597
Bangkok Aviation Fuel Services PCL, NVDR	3,100	798
Bangkok Chain Hospital PCL, NVDR	39,900	18,938
Bangkok Dusit Medical Services PCL, NVDR	101,200	71,692
Bangkok Expressway & Metro PCL, NVDR	101,100	18,977
Bangkok Life Assurance PCL, NVDR	6,900	4,061
BCPG PCL, NVDR	48,100	7,968
BEC World PCL, NVDR	17,300	1,949
Berli Jucker PCL, NVDR	4,700	3,021
BTS Group Holdings PCL, NVDR(1)	77,900	13,270
Bumrungrad Hospital PCL, NVDR	7,200	41,214
Cal-Comp Electronics Thailand PCL, NVDR	301,300	52,146
Carabao Group PCL, NVDR	13,000	25,873
Central Pattana PCL, NVDR	38,500	55,631
Central Plaza Hotel PCL, NVDR	32,100	29,635
Central Retail Corp. PCL, NVDR	35,300	34,655
Charoen Pokphand Foods PCL, NVDR	30,300	21,660
Chularat Hospital PCL, NVDR	130,900	8,280
Com7 PCL, NVDR	31,400	20,211
Country Group Holdings PCL, NVDR(1)	26,500	396
CP ALL PCL, NVDR	21,300	33,683
CP Axtra PCL, NVDR	23,062	19,436
Delta Electronics Thailand PCL, NVDR	23,300	53,192
Ditto Thailand PCL, NVDR	2,680	819
Dohome PCL, NVDR	1,424	303
Eastern Water Resources Development & Management PCL, NVDR	1,400	83
Erawan Group PCL, NVDR	137,300	12,331
Forth Corp. PCL, NVDR	1,500	349
G J Steel PCL, NVDR(1)	192,900	738
Gunkul Engineering PCL, NVDR	316,800	15,795
Hana Microelectronics PCL, NVDR	12,700	6,032
Home Product Center PCL, NVDR	204,800	50,777
Humanica PCL, NVDR	1,500	349
Indorama Ventures PCL, NVDR	22,600	12,701
Interlink Communication PCL, NVDR	5,600	928
Intouch Holdings PCL, NVDR	12,900	29,925
Jasmine International PCL, NVDR(1)	4,424	213
Jaymart Group Holdings PCL, NVDR	23,500	6,509
JMT Network Services PCL, NVDR	3,800	1,331
Kasikornbank PCL, NVDR	10,800	47,980
KCE Electronics PCL, NVDR	24,300	13,109
KGI Securities Thailand PCL, NVDR	17,200	2,147
Kiatnakin Phatra Bank PCL, NVDR	12,300	19,839
Krung Thai Bank PCL, NVDR	54,400	35,867
Krungthai Card PCL, NVDR	16,200	23,544
Land & Houses PCL, NVDR	186,700	24,211
LPN Development PCL, NVDR	4,000	255
Major Cineplex Group PCL, NVDR	46,200	15,708
MBK PCL, NVDR	17,100	8,421

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
MC Group PCL, NVDR	14,800	$4,378
MCS Steel PCL, NVDR	8,500	1,768
Mega Lifesciences PCL, NVDR	17,600	16,789
Minor International PCL, NVDR	112,000	95,392
MK Restaurants Group PCL, NVDR	9,800	5,541
Muangthai Capital PCL, NVDR	18,900	26,092
Ngern Tid Lor PCL, NVDR	54,844	27,861
Origin Property PCL, NVDR	3,900	338
Osotspa PCL, NVDR	8,600	3,755
Plan B Media PCL, NVDR	91,200	17,638
Polyplex Thailand PCL, NVDR	5,000	1,466
POSCO-Thainox PCL, NVDR	11,900	146
Praram 9 Hospital PCL, NVDR	16,000	10,735
Pruksa Holding PCL, NVDR	25,200	3,540
Quality Houses PCL, NVDR	207,400	9,666
Rajthanee Hospital PCL, NVDR	5,000	2,273
Ramkhamhaeng Hospital PCL, NVDR	3,300	1,933
Ratchthani Leasing PCL, NVDR	55,270	2,674
RS PCL, NVDR(1)	8,660	172
S Hotels & Resorts PCL, NVDR	19,800	1,133
S Kijchai Enterprise PCL, R Shares, NVDR	9,200	1,624
Sabina PCL, NVDR	10,900	6,099
Sansiri PCL, NVDR	286,500	14,033
Sappe PCL, NVDR	3,100	4,111
SC Asset Corp. PCL, NVDR	36,000	2,681
SCB X PCL, NVDR	4,100	14,658
Sena Development PCL, NVDR	1,800	116
Sermsang Power Corp. Co. Ltd., NVDR	32,097	5,071
Siam Global House PCL, NVDR	39,987	9,271
SISB PCL, NVDR	7,600	4,740
Somboon Advance Technology PCL, NVDR	9,300	3,323
Sri Trang Agro-Industry PCL, NVDR	34,100	15,818
Srisawad Corp. PCL, NVDR	13,820	14,003
Srithai Superware PCL, NVDR	72,600	2,270
Stella X PCL, NVDR(1)	13,400	55
STP & I PCL, NVDR(1)	21,500	1,511
Supalai PCL, NVDR	50,600	25,483
Super Energy Corp. PCL, NVDR(1)	413,400	2,178
Tata Steel Thailand PCL, NVDR(1)	5,200	76
Thai Vegetable Oil PCL, NVDR	1,240	814
Thai Wah PCL, NVDR	14,300	922
Thaicom PCL, NVDR(1)	33,800	10,808
Thanachart Capital PCL, NVDR	5,400	7,546
Tisco Financial Group PCL, NVDR	4,200	12,076
TKS Technologies PCL, NVDR	6,100	1,016
TMBThanachart Bank PCL, NVDR	447,000	25,136
TOA Paint Thailand PCL, NVDR	6,900	2,303
True Corp. PCL, NVDR(1)	128,835	43,452
TTW PCL, NVDR	7,000	1,854
VGI PCL, NVDR(1)	108,000	9,848
WHA Corp. PCL, NVDR	90,500	9,124
Workpoint Entertainment PCL, NVDR	200	34
Xspring Capital PCL, NVDR(1)	15,700	397
		1,548,267

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Turkey — 0.9%
Akbank TAS	42,097	$77,954
Akfen Yenilenebilir Enerji AS(1)	32,589	15,318
Aksigorta AS(1)	5,738	1,011
Alarko Holding AS	3,118	6,540
Albaraka Turk Katilim Bankasi AS(1)	103,042	19,097
Alkim Alkali Kimya AS	2,294	1,049
Anadolu Anonim Turk Sigorta Sirketi(1)	8,835	25,987
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,288	15,607
Anadolu Hayat Emeklilik AS	1,570	4,337
Aselsan Elektronik Sanayi Ve Ticaret AS	7,058	18,093
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	6,722	20,122
BIM Birlesik Magazalar AS	5,149	71,458
Bogazici Beton Sanayi Ve Ticaret AS	484	265
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	386	847
Bursa Cimento Fabrikasi AS	23,804	4,854
Cemas Dokum Sanayi AS(1)	39,306	3,042
Coca-Cola Icecek AS	9,000	13,164
Dogus Otomotiv Servis ve Ticaret AS	1,954	9,266
EGE Gubre Sanayii AS	377	645
EGE Seramik Sanayi ve Ticaret AS(1)	2,218	203
Enerjisa Enerji AS	1,858	2,963
Enerya Enerji AS	337	2,057
Esenboga Elektrik Uretim AS(1)	1,765	1,718
Europap Tezol Kagit Sanayi VE Ticaret AS	1,602	836
Fenerbahce Futbol AS(1)	149	195
Ford Otomotiv Sanayi AS	634	15,368
Galata Wind Enerji AS	2,219	1,666
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	857	9,060
Goodyear Lastikleri TAS(1)	1,190	498
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	14,234	8,621
GSD Holding AS(1)	17,144	1,602
Hektas Ticaret TAS(1)	1	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	16,261	3,723
Is Finansal Kiralama AS(1)	7,685	2,641
Is Yatirim Menkul Degerler AS	18,755	21,188
Isiklar Enerji ve Yapi Holding AS(1)	36,190	9,754
Jantsa Jant Sanayi Ve Ticaret AS	983	575
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,292	362
Konya Kagit Sanayi VE Ticaret AS(1)	590	602
Kordsa Teknik Tekstil AS(1)	283	486
Logo Yazilim Sanayi Ve Ticaret AS	406	1,270
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	8,543	15,647
MLP Saglik Hizmetleri AS(1)	2,359	23,156
Naturel Yenilenebilir Enerji Ticaret AS(1)	1,075	1,954
Netas Telekomunikasyon AS(1)	611	1,014
Parsan Makina Parcalari Sanayii AS(1)	90	191
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	595	227
Polisan Holding AS	35,618	11,139
Qua Granite Hayal(1)	10,855	1,004
Ral Yatirim Holding AS(1)	793	10,007
Sasa Polyester Sanayi AS(1)	30,191	2,929
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey(1)	6,131	3,516
Sekerbank Turk AS	169,432	18,018

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Selcuk Ecza Deposu Ticaret ve Sanayi AS	5,064	$9,134
Sok Marketler Ticaret AS	7,305	7,644
TAB Gida Sanayi Ve Ticaret AS, Class A	1,721	7,679
TAV Havalimanlari Holding AS(1)	7,676	52,577
Tekfen Holding AS(1)	5,617	10,853
Teknosa Ic Ve Dis Ticaret AS(1)	513	343
Tofas Turk Otomobil Fabrikasi AS	1,510	8,096
Turcas Petrol AS	873	614
Turk Traktor ve Ziraat Makineleri AS	828	15,103
Turkcell Iletisim Hizmetleri AS, ADR	7,452	50,525
Turkiye Halk Bankasi AS(1)	10,715	5,784
Turkiye Is Bankasi AS, C Shares	137,436	57,324
Turkiye Sigorta AS	27,510	12,280
Turkiye Sinai Kalkinma Bankasi AS(1)	51,928	17,610
Turkiye Vakiflar Bankasi TAO, D Shares(1)	40,888	29,149
Usak Seramik Sanayii AS(1)	221,510	12,744
Vakif Finansal Kiralama AS(1)	80,853	4,201
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	6,403	12,307
Vestel Beyaz Esya Sanayi ve Ticaret AS	20,879	7,973
Vestel Elektronik Sanayi ve Ticaret AS(1)	6,306	9,693
Yapi ve Kredi Bankasi AS	68,629	55,566
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	3,047	2,319
Yunsa Yunlu Sanayi VE Ticare AS	14,664	2,138
		874,502
United States — 0.2%
Coupang, Inc.(1)	9,265	219,581
TOTAL COMMON STOCKS (Cost $82,955,867)		94,056,609
WARRANTS — 0.0%
Brazil — 0.0%
Marisa Lojas SA(1)	1,657	135
Malaysia — 0.0%
Eco World Development Group Bhd.(1)	360	63
Supermax Corp. Bhd.(1)	3,768	210
Top Glove Corp. Bhd.(1)	1,600	86
VS Industry Bhd.(1)	15,360	379
		738
Thailand — 0.0%
Better World Green PCL, NVDR(1)	14,783	4
Buriram Sugar PCL, NVDR(1)	950	6
Jasmine International PCL, NVDR(1)	2,212	23
Kiatnakin Phatra Bank PCL, NVDR(1)	450	15
Roctec Global PCL, NVDR(1)	5,800	7
RS PCL, NVDR(1)	418	2
Stella X PCL, NVDR(1)	2,600	1
TEAM Consulting Engineering & Management PCL, NVDR(1)	3,120	17
VGI PCL, NVDR(1)	5,330	196
		271
TOTAL WARRANTS (Cost $—)		1,144
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	260,238	260,238

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,004,773	$1,004,773
TOTAL SHORT-TERM INVESTMENTS (Cost $1,265,011)		1,265,011
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $84,220,878)		95,322,764
OTHER ASSETS AND LIABILITIES — (1.6)%		(1,471,990)
TOTAL NET ASSETS — 100.0%		$93,850,774

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.7%
Information Technology	21.6%
Consumer Discretionary	18.8%
Communication Services	8.6%
Industrials	8.1%
Consumer Staples	4.3%
Health Care	4.2%
Materials	3.8%
Real Estate	2.7%
Utilities	1.4%
Energy	0.0%
Short-Term Investments	1.4%
Other Assets and Liabilities	(1.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,772,170. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,869,385, which includes securities collateral of $864,612.

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Responsible International Equity ETF
	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.5%
Accent Group Ltd.	14,551	$18,281
Acrow Ltd.	21,083	14,435
Adairs Ltd.	3,245	4,665
Aeris Resources Ltd.(1)(2)	6,971	696
ALS Ltd.	3,616	36,601
Amotiv Ltd.	2,629	16,341
AMP Ltd.	90,309	76,597
Ansell Ltd.	1,187	25,851
ANZ Group Holdings Ltd.	25,641	476,631
ARB Corp. Ltd.	1,745	42,001
ASX Ltd.	1,075	44,981
Atlas Arteria Ltd.	14,553	45,886
Aurizon Holdings Ltd.	58,461	118,301
Australian Clinical Labs Ltd.	2,983	5,756
Australian Ethical Investment Ltd.	1,527	5,906
Australian Finance Group Ltd.	4,003	4,015
Baby Bunting Group Ltd.	2,286	2,637
Bank of Queensland Ltd.	12,309	51,417
Bapcor Ltd.	6,581	21,181
Bega Cheese Ltd.	6,100	19,932
Bendigo & Adelaide Bank Ltd.	14,319	95,668
Brambles Ltd.	31,114	405,912
Bravura Solutions Ltd.	7,594	12,041
Breville Group Ltd.	2,013	44,249
CAR Group Ltd.	2,852	66,338
Catalyst Metals Ltd.(1)	10,920	28,058
Cedar Woods Properties Ltd.	837	2,911
Cettire Ltd.(1)	6,127	4,095
Challenger Ltd.	11,683	42,501
Champion Iron Ltd.(2)	11,566	39,024
Cleanaway Waste Management Ltd.	11,990	19,035
Cochlear Ltd.	430	69,427
Codan Ltd.	756	7,181
Coles Group Ltd.	17,627	219,059
Commonwealth Bank of Australia	10,174	996,911
Computershare Ltd.	2,976	76,340
Credit Corp. Group Ltd.	2,072	19,747
CSL Ltd.	1,241	202,274
Data#3 Ltd.	2,840	13,718
Deterra Royalties Ltd.	6,813	15,234
Domino's Pizza Enterprises Ltd.	364	6,446
Eagers Automotive Ltd.	3,646	34,100
Elders Ltd.	4,044	17,828
Emeco Holdings Ltd.(1)	13,214	7,057
Emerald Resources NL(1)	24,990	61,715
Endeavour Group Ltd.	36,715	95,320
Evolution Mining Ltd.	57,152	218,966
EVT Ltd.	4,813	43,974
Firefinch Ltd.(1)	1,565	10
FleetPartners Group Ltd.(1)	6,946	10,860
Flight Centre Travel Group Ltd.(2)	2,432	24,519

Avantis Responsible International Equity ETF
	Shares	Value
Fortescue Ltd.	24,664	$253,095
G8 Education Ltd.	2,491	2,139
Genesis Minerals Ltd.(1)	8,243	16,548
Gold Road Resources Ltd.	53,508	81,943
GWA Group Ltd.	2,498	3,626
Hansen Technologies Ltd.	1,890	5,951
Harvey Norman Holdings Ltd.	19,694	64,057
Healius Ltd.(1)	1,941	1,564
Helia Group Ltd.	16,849	64,285
Humm Group Ltd.	7,281	2,804
IDP Education Ltd.	1,932	12,152
Imdex Ltd.	12,516	23,549
Infomedia Ltd.	8,588	7,246
Insurance Australia Group Ltd.	30,661	151,396
James Hardie Industries PLC(1)	4,776	151,437
JB Hi-Fi Ltd.	3,992	229,539
Lendlease Corp. Ltd.	7,039	27,164
Lifestyle Communities Ltd.	1,471	7,350
Lovisa Holdings Ltd.	2,055	37,472
Lycopodium Ltd.	1,725	11,140
Lynas Rare Earths Ltd.(1)	10,045	42,273
Maas Group Holdings Ltd.(2)	6,799	16,135
Macquarie Group Ltd.	2,228	316,362
Magellan Financial Group Ltd.	11,430	57,775
Mayne Pharma Group Ltd.(1)	1,458	6,548
McMillan Shakespeare Ltd.	2,445	24,392
Medibank Pvt Ltd.	66,496	180,341
Mesoblast Ltd.(1)	9,947	15,818
Mineral Resources Ltd.	1,864	26,422
Myer Holdings Ltd.	52,896	24,894
National Australia Bank Ltd.	25,116	553,927
Netwealth Group Ltd.	1,748	33,041
nib holdings Ltd.	12,929	53,767
Nick Scali Ltd.	3,345	34,951
Nine Entertainment Co. Holdings Ltd.	23,115	23,531
Nuix Ltd.(1)	2,781	6,423
OFX Group Ltd.(1)	6,635	4,960
Omni Bridgeway Ltd.(1)	5,131	4,251
oOh!media Ltd.	9,723	9,058
Ora Banda Mining Ltd.(1)(2)	54,239	31,515
Orora Ltd.	28,693	37,766
Pantoro Ltd.(1)	1,316	115
Pepper Money Ltd.	2,013	1,732
Perpetual Ltd.	2,130	26,325
Perseus Mining Ltd.	43,778	80,912
PEXA Group Ltd.(1)	432	3,325
Platinum Asset Management Ltd.	17,359	6,227
Praemium Ltd.	5,901	2,628
Premier Investments Ltd.	3,447	48,960
Pro Medicus Ltd.	521	83,057
PWR Holdings Ltd.	1,091	5,189
QBE Insurance Group Ltd.	28,013	376,107
Qube Holdings Ltd.	11,073	27,629
Ramsay Health Care Ltd.	715	15,346

Avantis Responsible International Equity ETF
	Shares	Value
REA Group Ltd.	467	$69,800
Reece Ltd.	3,515	37,985
Reliance Worldwide Corp. Ltd.	17,491	53,734
Renascor Resources Ltd.(1)	831	26
Resolute Mining Ltd.(1)(2)	131,639	30,191
Sandfire Resources Ltd.(1)(2)	4,549	30,151
SEEK Ltd.	2,138	32,139
Seven West Media Ltd.(1)	24,440	2,654
SGH Ltd.	4,724	152,545
Sigma Healthcare Ltd.	47,079	86,349
Silver Mines Ltd.(1)	5,963	300
Sims Ltd.	7,679	69,547
SiteMinder Ltd.(1)	8,189	25,461
SmartGroup Corp. Ltd.	2,937	15,389
Solvar Ltd.	1,397	1,231
Sonic Healthcare Ltd.	5,569	95,396
Southern Cross Electrical Engineering Ltd.	10,376	11,631
Southern Cross Media Group Ltd.	4,555	1,980
SRG Global Ltd.	15,231	12,431
Steadfast Group Ltd.	7,209	25,247
Suncorp Group Ltd.	9,763	122,665
Super Retail Group Ltd.	6,759	60,390
Technology One Ltd.	4,079	75,315
Telix Pharmaceuticals Ltd.(1)	3,075	54,714
Telstra Group Ltd.	60,998	157,534
Temple & Webster Group Ltd.(1)	249	2,677
Transurban Group	23,278	190,977
Treasury Wine Estates Ltd.	13,332	90,732
WEB Travel Group Ltd.(1)	3,512	10,964
Webjet Group Ltd.(1)	3,512	1,544
Wesfarmers Ltd.	7,861	364,569
Westpac Banking Corp.	31,382	623,496
WiseTech Global Ltd.	808	45,534
Woolworths Group Ltd.	10,080	188,543
Xero Ltd.(1)	1,050	112,623
Zip Co. Ltd.(1)	58,873	91,677
		10,216,929
Austria — 0.3%
ANDRITZ AG	546	32,265
AT&S Austria Technologie & Systemtechnik AG(1)	725	9,699
BAWAG Group AG(1)	493	49,835
CA Immobilien Anlagen AG	93	2,256
DO & Co. AG(1)	123	27,708
Erste Group Bank AG	1,878	126,146
Eurotelesites AG(1)	244	1,334
Oesterreichische Post AG	1,031	34,548
Porr AG	765	18,470
Raiffeisen Bank International AG	2,684	72,265
Semperit AG Holding	89	1,295
Telekom Austria AG	1,025	9,057
UNIQA Insurance Group AG	1,120	10,240
Verbund AG	528	39,828
Vienna Insurance Group AG Wiener Versicherung Gruppe	435	16,348
Wienerberger AG	351	11,568
		462,862

Avantis Responsible International Equity ETF
	Shares	Value
Belgium — 0.9%
Ackermans & van Haaren NV	545	$110,930
Ageas SA	2,587	141,640
AGFA-Gevaert NV(1)(2)	2,215	1,915
Anheuser-Busch InBev SA, ADR(2)	3,312	198,190
Argenx SE, ADR(1)	162	101,197
Barco NV	769	8,953
Bekaert SA	1,134	40,842
bpost SA	3,152	4,974
Cie d'Entreprises CFE	191	1,404
Colruyt Group NV	1,105	42,536
Deceuninck NV	384	888
D'ieteren Group	367	60,943
Elia Group SA	219	14,435
Fagron	1,920	36,938
Galapagos NV, ADR(1)(2)	1,018	26,549
Gimv NV	487	18,910
KBC Group NV	2,982	258,638
Kinepolis Group NV(2)	441	15,569
Lotus Bakeries NV	2	18,122
Ontex Group NV(1)(2)	112	965
Proximus SADP	2,578	16,039
Recticel SA(2)	425	4,745
Syensqo SA	673	49,329
UCB SA	1,050	198,407
Umicore SA	4,413	39,956
VGP NV(2)	255	21,318
		1,434,332
Canada — 10.9%
ADENTRA, Inc.	1,328	30,759
ADF Group, Inc.	1,700	10,011
Ag Growth International, Inc.	342	8,505
AGF Management Ltd., Class B	3,069	25,265
Agnico Eagle Mines Ltd.	5,355	515,864
Aimia, Inc.(1)	986	1,704
Altus Group Ltd.(2)	600	22,706
Amerigo Resources Ltd.	3,612	4,519
Andlauer Healthcare Group, Inc.	370	10,314
Aritzia, Inc.(1)	2,844	131,000
Ascot Resources Ltd.(1)	2,728	207
Atrium Mortgage Investment Corp.	545	4,035
AutoCanada, Inc.(1)	686	8,265
B2Gold Corp.	44,114	118,003
Ballard Power Systems, Inc.(1)(2)	2,445	2,957
Bank of Montreal	5,501	565,632
Bank of Nova Scotia	13,373	663,866
Barrick Gold Corp.	15,400	273,139
BCE, Inc.	545	12,590
Bird Construction, Inc.	3,381	51,577
Bitfarms Ltd.(1)(2)	10,070	11,972
Bombardier, Inc., Class B(1)	500	28,910
Bonterra Energy Corp.(1)(2)	869	2,192
Boralex, Inc., A Shares	2,779	56,992
Boston Pizza Royalties Income Fund	228	2,726

Avantis Responsible International Equity ETF
	Shares	Value
Boyd Group Services, Inc.	337	$56,417
Brookfield Asset Management Ltd., Class A	1,311	74,079
Brookfield Corp.	1,940	112,263
Brookfield Renewable Corp.	1,092	30,433
BRP, Inc.	843	33,429
CAE, Inc.(1)	2,159	52,395
Calian Group Ltd.	20	580
Calibre Mining Corp.(1)	17,900	35,262
Canaccord Genuity Group, Inc.	772	4,376
Canada Goose Holdings, Inc.(1)(2)	1,683	17,205
Canadian Imperial Bank of Commerce	12,208	739,779
Canadian National Railway Co.	2,340	237,243
Canadian Pacific Kansas City Ltd.	2,484	193,483
Canadian Tire Corp. Ltd., Class A	367	36,207
Canfor Corp.(1)	1,297	13,743
Cascades, Inc.	3,592	27,857
CCL Industries, Inc., Class B	2,336	119,856
Celestica, Inc. (Toronto)(1)	4,890	522,175
CGI, Inc.	1,557	161,399
CI Financial Corp.	1,811	39,281
Cineplex, Inc.(1)	545	4,121
Cogeco Communications, Inc.	828	37,641
Colliers International Group, Inc.	328	42,169
Computer Modelling Group Ltd.	3,036	17,019
Constellation Software, Inc.	164	565,311
Definity Financial Corp.	1,379	59,421
Descartes Systems Group, Inc.(1)	826	92,069
Docebo, Inc.(1)	342	10,969
Dollarama, Inc.	1,918	199,960
Doman Building Materials Group Ltd.	4,022	21,017
Dorel Industries, Inc., Class B(1)	1,092	3,110
DREAM Unlimited Corp., Class A	328	4,877
Dundee Precious Metals, Inc.	7,900	92,610
Dye & Durham Ltd.	352	3,049
Eldorado Gold Corp.(1)	5,259	72,374
Empire Co. Ltd., Class A	3,933	122,414
Endeavour Silver Corp.(1)	6,600	24,224
Enghouse Systems Ltd.(2)	486	8,539
EQB, Inc.	1,344	93,920
Equinox Gold Corp.(1)(2)	11,700	74,967
Exchange Income Corp.	300	10,447
Fairfax Financial Holdings Ltd.	357	513,268
Finning International, Inc.	5,096	150,406
First National Financial Corp.	545	15,306
FirstService Corp. (Toronto)	164	28,913
Fortuna Mining Corp.(1)	15,990	69,077
George Weston Ltd.	721	115,330
Gildan Activewear, Inc.	3,847	207,806
GoldMining, Inc.(1)	3,485	2,770
Great-West Lifeco, Inc.	4,445	165,111
Hammond Power Solutions, Inc.	544	32,153
Hudbay Minerals, Inc.	17,298	122,793
Hydro One Ltd.	6,433	206,052
iA Financial Corp., Inc.	3,246	304,486

Avantis Responsible International Equity ETF
	Shares	Value
IAMGOLD Corp.(1)	27,400	$150,944
IGM Financial, Inc.	1,864	58,738
Innergex Renewable Energy, Inc.	1,400	13,161
InPlay Oil Corp.	1,143	1,272
Intact Financial Corp.	2,204	434,249
Interfor Corp.(1)	1,422	16,847
Journey Energy, Inc.(1)	1,379	1,620
Kinross Gold Corp.	35,907	384,696
Labrador Iron Ore Royalty Corp.	2,096	43,362
Laurentian Bank of Canada	953	17,640
Lightspeed Commerce, Inc.(1)	966	12,192
Linamar Corp.	1,777	64,165
Loblaw Cos. Ltd.	1,811	237,123
Lotus Creek Exploration, Inc.(1)	576	565
Lumine Group, Inc.(1)	404	10,299
Lundin Mining Corp.	16,169	129,531
Magna International, Inc.	5,437	198,013
Manulife Financial Corp.	24,913	775,932
Martinrea International, Inc.	2,722	15,014
MCAN Mortgage Corp.	328	4,253
MDA Space Ltd.(1)	5,000	80,214
Medical Facilities Corp.	193	2,388
Metro, Inc.	2,429	160,708
Mullen Group Ltd.	2,958	26,907
National Bank of Canada	6,309	525,085
Neo Performance Materials, Inc.	328	1,814
New Gold, Inc.(1)	35,450	96,298
North West Co., Inc.	2,298	73,971
Northern Dynasty Minerals Ltd.(1)	5,439	3,271
Nutrien Ltd.	2,600	136,259
Open Text Corp.	3,324	85,837
Osisko Gold Royalties Ltd.	2,223	40,688
Pan American Silver Corp.	11,001	261,956
Pason Systems, Inc.	4,597	39,115
Pizza Pizza Royalty Corp.	545	4,999
Polaris Renewable Energy, Inc.	506	4,228
Power Corp. of Canada	2,210	75,003
Quebecor, Inc., Class B	1,857	42,422
RB Global, Inc.	770	78,759
Real Matters, Inc.(1)	3,053	12,197
Restaurant Brands International, Inc.	2,202	143,649
Richelieu Hardware Ltd.	2,400	60,798
Rogers Communications, Inc., Class B	3,978	110,479
Royal Bank of Canada	7,330	866,275
Russel Metals, Inc.	2,690	76,289
Sandstorm Gold Ltd.(2)	5,955	36,469
Shopify, Inc., Class A(1)	2,189	245,174
Silvercorp Metals, Inc.	9,300	32,912
Softchoice Corp.	545	9,214
Spin Master Corp., VTG Shares	770	14,588
Stantec, Inc.	1,350	115,017
STEP Energy Services Ltd.(1)	225	723
StorageVault Canada, Inc.	3,713	10,368
Sun Life Financial, Inc.	7,308	406,429

Avantis Responsible International Equity ETF
	Shares	Value
Teck Resources Ltd., Class B	7,553	$303,947
TELUS Corp.	4,684	72,490
TELUS Corp.	106	1,640
TFI International, Inc.	1,188	107,735
Thomson Reuters Corp.	544	97,249
TMX Group Ltd.	5,074	180,304
Topaz Energy Corp.	3,300	56,409
Torex Gold Resources, Inc.(1)	4,800	104,809
Toromont Industries Ltd.	1,597	134,085
Toronto-Dominion Bank	9,154	548,196
Total Energy Services, Inc.	986	6,883
TransAlta Corp.	10,500	108,720
Transcontinental, Inc., Class A	4,170	50,008
Trisura Group Ltd.(1)	18	425
Valeura Energy, Inc.(1)(2)	5,900	29,281
Wajax Corp.	1,092	15,141
West Fraser Timber Co. Ltd.	1,422	112,993
Western Forest Products, Inc.(1)	9,156	2,848
Westshore Terminals Investment Corp.	328	5,559
Wheaton Precious Metals Corp.	1,580	109,090
Winpak Ltd.	1,128	31,686
WSP Global, Inc.	869	154,993
		17,249,481
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.	7,200	6,957
Denmark — 2.4%
Alm Brand AS	7,930	17,833
Ambu AS, Class B	1,212	22,290
Bavarian Nordic AS(1)	484	11,276
Carlsberg AS, B Shares	287	35,947
cBrain AS	131	2,525
Chemometec AS	378	30,647
Coloplast AS, B Shares	328	34,930
Danske Bank AS	7,614	256,083
Demant AS(1)	271	9,755
DSV AS	421	84,617
FLSmidth & Co. AS	635	33,281
Genmab AS, ADR(1)	2,893	65,613
GN Store Nord AS(1)	202	3,587
H Lundbeck AS	6,304	35,119
H Lundbeck AS, A Shares	615	2,745
H&H International AS, B Shares(1)	602	8,369
ISS AS	676	15,200
Jyske Bank AS	1,347	108,955
Nilfisk Holding AS(1)	758	9,861
NKT AS(1)	1,484	101,383
Novo Nordisk AS, ADR	17,584	1,593,990
Novonesis (Novozymes) B, B Shares	3,834	232,076
Orsted AS(1)	3,420	149,963
Pandora AS	1,600	282,559
Ringkjoebing Landbobank AS	757	127,199
Rockwool AS, B Shares	205	81,025
Royal Unibrew AS	548	41,805
Solar AS, B Shares	152	5,797

Avantis Responsible International Equity ETF
	Shares	Value
SP Group AS	367	$16,035
Spar Nord Bank AS	2,690	78,486
Sparekassen Sjaelland-Fyn AS	222	9,172
Svitzer Group AS(1)	581	17,096
Sydbank AS	2,548	157,127
Tryg AS	1,579	34,525
Vestas Wind Systems AS(1)	8,513	119,895
Zealand Pharma AS(1)	383	35,535
		3,872,301
Finland — 1.0%
Aktia Bank OYJ	1,725	18,516
Anora Group OYJ(2)	153	566
Cargotec OYJ, B Shares	879	42,342
Citycon OYJ	1,678	5,399
Elisa OYJ	1,120	51,578
Harvia OYJ	575	27,574
Huhtamaki OYJ	2,630	97,754
Kalmar OYJ, B Shares(1)	879	31,608
Kemira OYJ(2)	3,584	79,020
Kesko OYJ, B Shares	5,090	96,489
Kojamo OYJ(1)	2,417	23,179
Kone OYJ, B Shares	1,868	105,440
Konecranes OYJ	642	45,877
Lassila & Tikanoja OYJ	218	2,020
Mandatum OYJ	2,324	13,156
Marimekko OYJ	636	8,805
Metso OYJ(2)	6,388	70,880
Nokia OYJ, ADR(2)	16,435	78,888
Nokian Renkaat OYJ(2)	4,753	30,952
Nordea Bank Abp(2)	18,156	238,731
Orion OYJ, Class B	176	9,905
Puuilo OYJ	2,460	25,390
QT Group OYJ(1)	235	20,260
Raisio OYJ, V Shares	435	1,046
Sampo OYJ, A Shares	11,620	102,031
Sampo OYJ (XCSE), A Shares(1)	7,790	67,385
Sanoma OYJ	321	2,832
Stora Enso OYJ, R Shares(2)	7,860	84,478
Taaleri PLC	204	1,639
TietoEVRY OYJ(2)	147	2,759
Tokmanni Group Corp.	1,804	25,836
UPM-Kymmene OYJ	4,235	123,049
Valmet OYJ	487	13,691
Wartsila OYJ Abp	1,729	32,904
YIT OYJ(1)(2)	3,246	7,718
		1,589,697
France — 8.6%
Aeroports de Paris SA	554	56,780
Airbus SE	3,294	570,795
Alstom SA(1)(2)	1,505	33,038
Alten SA	331	30,426
Amundi SA	1,284	92,247
Antin Infrastructure Partners SA	4	47
Aperam SA	1,422	43,243

Avantis Responsible International Equity ETF
	Shares	Value
Arkema SA	1,400	$115,246
Assystem SA	263	11,113
Atos SE(1)	823,317	2,731
Aubay	40	1,867
AXA SA	17,023	665,571
Ayvens SA	3,532	29,665
Beneteau SACA(2)	659	6,953
BioMerieux	794	94,946
BNP Paribas SA	6,900	522,898
Bollore SE	6,669	40,396
Bureau Veritas SA	3,734	112,294
Capgemini SE	473	73,450
Carrefour SA(2)	10,235	135,919
Cie de Saint-Gobain SA	10,983	1,099,099
Cie des Alpes	664	11,241
Cie Generale des Etablissements Michelin SCA	16,366	581,672
Coface SA	2,685	45,984
Credit Agricole SA	8,207	136,833
Danone SA	2,540	181,272
Dassault Systemes SE	1,781	70,625
DBV Technologies SA(1)	421	328
Derichebourg SA	4,243	23,971
Edenred SE	927	29,506
Elis SA	2,480	50,572
Emeis SA(1)(2)	1,534	17,533
Engie SA	24,224	433,350
Equasens	32	1,233
EssilorLuxottica SA	876	262,298
Eurazeo SE	876	69,385
Euroapi SA(1)(2)	537	1,442
Eurofins Scientific SE	919	46,171
Euronext NV	376	47,502
Eutelsat Communications SACA(1)(2)	4,930	6,169
Exail Technologies SA(1)	43	1,201
Forvia SE	1,487	13,067
Genfit SA(1)	1,544	5,566
Getlink SE	7,519	124,709
Groupe LDLC	42	374
Guerbet	48	1,320
Hermes International SCA	177	505,234
ID Logistics Group SACA(1)	71	30,490
Interparfums SA(2)	396	18,375
Ipsen SA	1,363	158,084
IPSOS SA	296	14,791
Jacquet Metals SACA(2)	93	1,723
JCDecaux SE(1)	1,737	26,353
Kaufman & Broad SA	570	19,350
Kering SA	657	184,083
Legrand SA	1,400	154,352
LISI SA	451	12,444
L'Oreal SA	739	271,705
Louis Hachette Group(1)	9,479	13,997
LVMH Moet Hennessy Louis Vuitton SE	1,465	1,058,549
Maisons du Monde SA	674	2,457

Avantis Responsible International Equity ETF
	Shares	Value
Manitou BF SA	90	$2,127
Mersen SA	487	10,613
Metropole Television SA	501	6,720
Nacon SA(1)	13	8
Neoen SA	1,355	55,970
Nexans SA	603	62,867
Nexity SA(1)(2)	995	10,988
Opmobility	1,726	18,565
Pernod Ricard SA	2,274	243,997
Publicis Groupe SA	1,083	107,551
Remy Cointreau SA	183	9,755
Renault SA	5,629	292,502
ReWorld Media SA(1)	137	183
Rexel SA	5,603	152,254
Safran SA	4,058	1,062,528
Sanofi SA, ADR	9,676	527,052
Sartorius Stedim Biotech	117	24,355
Schneider Electric SE	946	232,417
SCOR SE	1,732	46,853
SEB SA	384	33,919
SES SA(2)	13,424	58,679
SMCP SA(1)	1,130	4,246
Societe BIC SA	636	39,029
Societe Generale SA	13,530	554,220
SOITEC(1)	813	49,254
Solutions 30 SE(1)(2)	5,585	7,993
Sopra Steria Group	92	14,625
SPIE SA	1,830	65,190
STMicroelectronics NV, NY Shares	15,611	385,436
Teleperformance SE	570	54,881
Television Francaise 1 SA	1,025	8,542
Thales SA	1,520	306,069
Ubisoft Entertainment SA(1)	4,034	51,097
Valeo SE	6,641	69,814
Vinci SA	4,764	548,087
Virbac SACA	4	1,265
Vivendi SE	9,479	28,703
Voltalia SA(1)(2)	2,069	17,801
VusionGroup	229	49,115
Worldline SA(1)(2)	417	2,679
		13,591,984
Germany — 7.9%
1&1 AG	417	5,629
Adesso SE	6	520
adidas AG	1,186	303,154
Allianz SE	1,706	584,255
AlzChem Group AG	354	28,750
Amadeus Fire AG	75	5,962
Aroundtown SA(1)	6,324	18,125
Atoss Software SE	244	29,734
Aurubis AG(1)	475	41,271
Auto1 Group SE(1)	510	12,321
BASF SE	10,372	528,851
Bayer AG	5,320	125,719

Avantis Responsible International Equity ETF
	Shares	Value
Bayerische Motoren Werke AG	2,846	$247,419
Bayerische Motoren Werke AG, Preference Shares	431	35,240
BayWa AG(1)	79	660
Bechtle AG	1,553	53,094
Beiersdorf AG	511	70,131
Bertrandt AG	36	962
Bijou Brigitte AG	198	7,350
Bilfinger SE	830	48,041
Borussia Dortmund GmbH & Co. KGaA	2,465	8,205
Brenntag SE	1,891	125,042
CANCOM SE	544	14,224
Carl Zeiss Meditec AG, Bearer Shares	279	17,406
Ceconomy AG(1)	2,271	7,308
Cewe Stiftung & Co. KGaA	234	23,675
Commerzbank AG	13,412	288,297
Continental AG	1,972	141,478
Covestro AG(1)	3,613	222,404
CTS Eventim AG & Co. KGaA	1,102	121,002
Daimler Truck Holding AG	7,647	335,751
Datagroup SE	20	841
Delivery Hero SE(1)	521	14,895
Dermapharm Holding SE	294	11,808
Deutsche Bank AG	18,346	394,256
Deutsche Boerse AG	1,072	279,602
Deutsche Pfandbriefbank AG(1)	3,232	18,486
Deutsche Post AG	6,784	265,242
Deutsche Telekom AG	28,066	1,012,825
Deutz AG	1,858	10,073
Dr. Ing hc F Porsche AG, Preference Shares	616	36,202
Duerr AG	440	11,561
E.ON SE	5,184	66,120
ElringKlinger AG	385	1,701
Energiekontor AG	135	6,047
Evonik Industries AG	5,593	111,143
Fielmann Group AG	703	30,138
flatexDEGIRO AG	2,868	56,445
Fraport AG Frankfurt Airport Services Worldwide(1)	621	35,739
Freenet AG	1,075	34,904
Fresenius Medical Care AG, ADR	2,751	66,602
Fresenius SE & Co. KGaA(1)	3,024	120,902
GEA Group AG	2,757	159,926
Gerresheimer AG	716	60,349
Grand City Properties SA(1)	865	9,809
Grenke AG	342	6,179
Hannover Rueck SE	750	199,439
HelloFresh SE(1)	4,330	53,114
Henkel AG & Co. KGaA	382	29,162
Henkel AG & Co. KGaA, Preference Shares	644	55,559
Hensoldt AG	1,068	58,175
HOCHTIEF AG	223	34,864
Hornbach Holding AG & Co. KGaA	137	11,294
HUGO BOSS AG	1,394	63,714
Infineon Technologies AG	10,418	386,436
Instone Real Estate Group SE	807	7,206

Avantis Responsible International Equity ETF
	Shares	Value
JOST Werke SE	330	$16,432
Jungheinrich AG, Preference Shares	1,581	47,956
K&S AG	2,688	37,079
KION Group AG	1,066	43,055
Knorr-Bremse AG	1,135	98,451
Koenig & Bauer AG(1)	124	2,034
Kontron AG	994	21,726
Krones AG	409	55,727
Lanxess AG	1,119	33,346
LEG Immobilien SE	460	38,191
Mercedes-Benz Group AG	4,360	271,152
Merck KGaA	224	31,809
METRO AG(1)	3,326	18,509
MTU Aero Engines AG	1,251	435,896
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	784	444,330
Mutares SE & Co. KGaA	403	11,174
Nagarro SE(1)	87	7,476
Nemetschek SE	464	54,406
Nordex SE(1)	3,544	48,099
Norma Group SE	945	15,079
Patrizia SE	269	2,127
Pfeiffer Vacuum Technology AG	162	26,125
Porsche Automobil Holding SE, Preference Shares	1,023	39,817
ProSiebenSat.1 Media SE	2,945	17,981
Puma SE	1,313	39,289
PVA TePla AG(1)	241	3,394
Qiagen NV(1)	905	34,752
Rational AG	95	85,727
RENK Group AG	624	19,391
Rheinmetall AG	760	802,647
SAF-Holland SE	1,857	33,421
SAP SE, ADR	2,658	730,950
Sartorius AG, Preference Shares	133	33,329
Schaeffler AG(1)	2,657	13,290
Scout24 SE	1,132	110,723
Secunet Security Networks AG	12	1,646
SGL Carbon SE(1)	1,508	6,420
Siemens AG	1,604	368,002
Siemens Energy AG(1)	686	39,449
Siemens Healthineers AG	882	49,300
Siltronic AG	519	24,623
Sixt SE	317	28,125
Sixt SE, Preference Shares	579	35,958
SMA Solar Technology AG	387	5,805
Stabilus SE	402	12,084
Stroeer SE & Co. KGaA	529	29,151
SUSS MicroTec SE	222	8,758
Symrise AG	1,199	120,642
TAG Immobilien AG(1)	6,357	93,227
Talanx AG	1,275	116,037
TeamViewer SE(1)	2,505	31,114
thyssenkrupp AG	10,608	83,586
United Internet AG	1,785	32,469
Verbio SE	271	2,500

Avantis Responsible International Equity ETF
	Shares	Value
Volkswagen AG	172	$19,078
Volkswagen AG, Preference Shares	1,162	125,267
Vonovia SE	6,939	214,922
Wacker Chemie AG	164	11,725
Wacker Neuson SE	804	14,413
Wuestenrot & Wuerttembergische AG	704	9,252
Zalando SE(1)	5,333	192,088
		12,573,269
Hong Kong — 1.7%
AIA Group Ltd.	55,200	423,847
ASMPT Ltd.	10,800	84,928
Bank of East Asia Ltd.	41,117	60,589
BOC Hong Kong Holdings Ltd.	42,000	148,050
Budweiser Brewing Co. APAC Ltd.	2,100	2,252
Cafe de Coral Holdings Ltd.	18,000	16,689
Chow Sang Sang Holdings International Ltd.	7,000	5,915
CITIC Telecom International Holdings Ltd.	3,000	920
CK Asset Holdings Ltd.	6,000	26,131
CK Hutchison Holdings Ltd.	27,000	135,014
Comba Telecom Systems Holdings Ltd.(1)	56,000	10,769
Cowell e Holdings, Inc.(1)(2)	8,000	30,902
DFI Retail Group Holdings Ltd.	9,300	20,564
EC Healthcare	3,000	271
ESR Group Ltd.	15,200	23,793
Futu Holdings Ltd., ADR	40	4,368
Giordano International Ltd.	58,000	10,977
Hang Lung Group Ltd.	31,000	43,040
Hang Lung Properties Ltd.	44,000	36,923
Hang Seng Bank Ltd.	6,600	92,694
HKBN Ltd.(2)	3,500	2,273
HKT Trust & HKT Ltd.	75,000	96,189
Hong Kong Exchanges & Clearing Ltd.	3,900	175,804
Hongkong Land Holdings Ltd.	29,100	131,722
Hysan Development Co. Ltd.	30,000	51,697
IGG, Inc.	39,000	20,138
Johnson Electric Holdings Ltd.	10,000	18,785
JS Global Lifestyle Co. Ltd.(1)(2)	54,000	11,525
K Wah International Holdings Ltd.	7,000	1,640
Kerry Properties Ltd.	16,500	34,016
Luk Fook Holdings International Ltd.	5,000	9,674
Man Wah Holdings Ltd.	42,400	25,321
Modern Dental Group Ltd.(2)	15,000	7,433
MTR Corp. Ltd.	14,000	45,853
New World Development Co. Ltd.(2)	44,000	27,314
Oriental Watch Holdings	8,000	3,666
PC Partner Group Ltd.	2,000	2,040
Perfect Medical Health Management Ltd.	1,000	277
Sino Land Co. Ltd.	13,988	14,008
Stella International Holdings Ltd.	28,000	62,183
Sun Hung Kai Properties Ltd.	15,000	141,173
Swire Properties Ltd.	15,000	29,760
Tam Jai International Co. Ltd.	2,000	379
Techtronic Industries Co. Ltd.	22,000	307,883
Television Broadcasts Ltd.(1)	6,900	2,677

Avantis Responsible International Equity ETF
	Shares	Value
Texhong International Group Ltd.	3,500	$1,767
Theme International Holdings Ltd.(2)	30,000	1,433
United Laboratories International Holdings Ltd.	20,000	33,879
Vitasoy International Holdings Ltd.(2)	40,000	48,372
VTech Holdings Ltd.	4,900	33,878
Wharf Real Estate Investment Co. Ltd.	17,000	44,296
Yue Yuen Industrial Holdings Ltd.	32,000	65,627
		2,631,318
Ireland — 0.5%
AIB Group PLC	25,667	180,300
Bank of Ireland Group PLC	19,603	231,570
Cairn Homes PLC	21,615	48,714
Dalata Hotel Group PLC	9,874	49,843
Glanbia PLC	1,357	15,601
Glenveagh Properties PLC(1)	17,295	26,908
ICON PLC(1)	102	19,382
Kerry Group PLC, A Shares	651	68,453
Kingspan Group PLC	1,693	139,210
Origin Enterprises PLC	4,387	13,557
Uniphar PLC	4,079	11,341
		804,879
Israel — 1.1%
AFI Properties Ltd.(1)	23	1,104
Africa Israel Residences Ltd.	78	5,845
Airport City Ltd.(1)	1,002	16,469
Alony Hetz Properties & Investments Ltd.	2,933	28,141
Amos Luzon Development & Energy Group Ltd.	3,041	2,522
Amot Investments Ltd.	1,877	10,164
Argo Properties NV(1)	43	1,344
Azorim-Investment Development & Construction Co. Ltd.(1)	1,038	5,688
Azrieli Group Ltd.	362	27,635
Bank Hapoalim BM	11,490	156,794
Bank Leumi Le-Israel BM	11,801	156,486
Bet Shemesh Engines Holdings 1997 Ltd.(1)	116	14,586
Big Shopping Centers Ltd.(1)	204	30,935
Blue Square Real Estate Ltd.	108	10,095
Camtek Ltd.	461	35,184
Ceragon Networks Ltd.(1)	1,293	3,607
Check Point Software Technologies Ltd.(1)	590	129,953
CyberArk Software Ltd.(1)	79	28,744
Danel Adir Yeoshua Ltd.	308	35,583
Danya Cebus Ltd.	430	14,153
Delek Automotive Systems Ltd.(1)	1,487	13,275
Delta Galil Ltd.	132	7,386
El Al Israel Airlines(1)	10,422	32,115
Electra Consumer Products 1970 Ltd.(1)	87	2,960
Energix-Renewable Energies Ltd.	5,868	18,771
First International Bank Of Israel Ltd.	760	40,588
Formula Systems 1985 Ltd.	51	4,767
Fox Wizel Ltd.	125	11,296
G City Ltd.	929	3,214
Gilat Satellite Networks Ltd.(1)	345	2,498
Global-e Online Ltd.(1)	632	26,936
Hilan Ltd.	156	9,913

Avantis Responsible International Equity ETF
	Shares	Value
ICL Group Ltd.	7,013	$42,505
Isracard Ltd.	7,039	34,029
Israel Discount Bank Ltd., A Shares	16,566	128,023
Israel Land Development Co. Ltd.(1)	606	5,797
Isras Investment Co. Ltd.	36	8,674
Ituran Location & Control Ltd.	218	9,130
Magic Software Enterprises Ltd.	443	5,515
Matrix IT Ltd.	287	7,260
Mega Or Holdings Ltd.	226	7,207
Melisron Ltd.	399	35,268
Mivne Real Estate KD Ltd.	5,087	15,190
Mizrahi Tefahot Bank Ltd.	1,590	74,589
Nano Dimension Ltd., ADR(1)	5,505	11,726
Neto Malinda Trading Ltd.	79	2,066
Nice Ltd., ADR(1)	184	25,609
Norstar Holdings, Inc.(1)	181	559
Nova Ltd.(1)	306	73,612
Oddity Tech Ltd., Class A(1)	572	27,239
OY Nofar Energy Ltd.(1)	47	1,109
Partner Communications Co. Ltd.(1)	1,763	13,159
Perion Network Ltd.(1)	708	5,921
Prashkovsky Investments & Construction Ltd.	87	2,371
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	272	20,449
Retailors Ltd.	802	19,745
Sapiens International Corp. NV	577	15,905
Shufersal Ltd.	6,433	66,391
Strauss Group Ltd.	417	9,309
Summit Real Estate Holdings Ltd.	1,060	17,449
Tadiran Group Ltd.	122	8,898
Tamar Petroleum Ltd.	637	5,761
Tel Aviv Stock Exchange Ltd.	1,537	20,425
Teva Pharmaceutical Industries Ltd., ADR(1)	5,701	93,838
Wix.com Ltd.(1)	160	32,110
YH Dimri Construction & Development Ltd.	124	11,364
ZIM Integrated Shipping Services Ltd.	3,064	61,954
		1,808,907
Italy — 2.7%
A2A SpA	49,035	111,610
ACEA SpA	2,155	39,398
Amplifon SpA	638	16,222
Arnoldo Mondadori Editore SpA	2,435	5,361
Azimut Holding SpA	2,299	62,553
Banca Generali SpA	1,392	72,507
Banca IFIS SpA	532	12,035
Banca Mediolanum SpA	3,327	47,129
Banca Popolare di Sondrio SpA	4,954	56,128
Banco BPM SpA	19,306	193,378
BFF Bank SpA	4,397	36,861
BPER Banca SpA	23,578	180,099
Brembo NV(2)	637	6,368
Brunello Cucinelli SpA	649	84,490
Cairo Communication SpA	755	2,198
Credito Emiliano SpA	1,859	24,110
Danieli & C Officine Meccaniche SpA, Preference Shares	413	9,881

Avantis Responsible International Equity ETF
	Shares	Value
Davide Campari-Milano NV(2)	963	$5,749
De' Longhi SpA	1,634	57,573
DiaSorin SpA(2)	36	3,807
Digital Bros SpA(1)(2)	176	2,614
doValue SpA(1)(2)	1,260	2,127
Enav SpA	1,599	5,597
Enel SpA	20,117	147,317
Esprinet SpA(1)	42	211
Ferrari NV	607	285,444
Fila SpA	2,165	22,486
Fincantieri SpA(1)	7,495	73,578
FinecoBank Banca Fineco SpA	5,058	94,702
Generali	4,323	142,712
Geox SpA(1)(2)	1,302	571
Haiki Cobat SpA Societa' Benefit(1)	639	426
Infrastrutture Wireless Italiane SpA	405	4,056
Interpump Group SpA	219	8,304
Intesa Sanpaolo SpA	74,345	366,368
Iveco Group NV	6,291	99,244
Juventus Football Club SpA(1)(2)	5,421	16,823
Leonardo SpA	4,122	166,246
Maire SpA	3,564	34,538
Mediobanca Banca di Credito Finanziario SpA	3,461	61,695
MFE-MediaForEurope NV, Class A	3,482	11,769
MFE-MediaForEurope NV, Class B	818	3,785
Moncler SpA	1,296	89,104
Nexi SpA(1)(2)	374	1,961
Orsero SpA	212	2,718
OVS SpA	7,871	29,634
Piaggio & C SpA	2,549	5,673
Poste Italiane SpA	8,564	138,229
Prysmian SpA	2,717	161,640
RAI Way SpA	2,397	13,943
Recordati Industria Chimica e Farmaceutica SpA	344	19,435
Safilo Group SpA(1)	524	516
Salvatore Ferragamo SpA(2)	1,255	10,597
Sanlorenzo SpA	136	4,584
Sesa SpA(2)	135	10,190
Stellantis NV	13,995	180,113
Technogym SpA	2,558	30,629
Terna - Rete Elettrica Nazionale	3,046	25,462
UniCredit SpA	17,527	924,571
Unipol Assicurazioni SpA	3,418	51,054
Webuild SpA	11,244	37,223
Wiit SpA(2)	95	1,720
		4,317,066
Japan — 21.1%
77 Bank Ltd.	1,000	29,957
A&D HOLON Holdings Co. Ltd.	1,200	16,066
Adastria Co. Ltd.	700	13,547
ADEKA Corp.	1,800	33,369
Advantest Corp.	4,000	224,148
Aeon Co. Ltd.	5,600	137,393
Aeon Delight Co. Ltd.	200	6,248

Avantis Responsible International Equity ETF
	Shares	Value
Aeon Hokkaido Corp.	1,700	$9,455
Aeon Mall Co. Ltd.	3,100	41,911
Aica Kogyo Co. Ltd.	1,000	21,795
Ain Holdings, Inc.	200	5,956
Air Water, Inc.	5,800	72,064
Aisan Industry Co. Ltd.	3,000	39,684
Aisin Corp.	9,800	116,140
Ajinomoto Co., Inc.(2)	3,300	132,194
Akatsuki, Inc.	100	2,094
Akebono Brake Industry Co. Ltd.(1)	3,000	2,269
Alfresa Holdings Corp.	5,200	69,211
Alpen Co. Ltd.	100	1,498
Alps Alpine Co. Ltd.	3,200	33,039
Altech Corp.	700	11,651
Amano Corp.	500	12,903
Amvis Holdings, Inc.	500	2,178
AOKI Holdings, Inc.	600	4,945
Aoyama Trading Co. Ltd.	2,900	41,059
Aoyama Zaisan Networks Co. Ltd.	900	12,213
Aozora Bank Ltd.	3,000	44,905
Arata Corp.	1,000	21,011
ARCLANDS Corp.	2,800	30,233
Arcs Co. Ltd.	1,700	31,540
ARE Holdings, Inc.(2)	1,800	22,221
Argo Graphics, Inc.	300	10,105
Arisawa Manufacturing Co. Ltd.	300	2,814
As One Corp.	600	9,245
Asahi Co. Ltd.	200	1,916
Asahi Group Holdings Ltd.	900	11,163
Asahi Intecc Co. Ltd.(2)	400	6,540
Asahi Kasei Corp.	22,300	151,585
Asahi Yukizai Corp.	200	5,168
Asics Corp.	12,000	268,714
ASKA Pharmaceutical Holdings Co. Ltd.	100	1,354
ASKUL Corp.	1,100	11,626
Astellas Pharma, Inc.	12,000	116,726
Atrae, Inc.	100	484
Aucnet, Inc.	100	1,629
Autobacs Seven Co. Ltd.	3,000	29,302
Avant Group Corp.	400	4,943
Avex, Inc.	200	1,657
Awa Bank Ltd.	1,200	23,168
Axial Retailing, Inc.	800	5,209
Azbil Corp.	400	3,066
Bandai Namco Holdings, Inc.	3,600	120,165
Bando Chemical Industries Ltd.	500	5,738
Bank of Nagoya Ltd.	100	4,811
Bank of the Ryukyus Ltd.	600	4,519
Base Co. Ltd.	100	2,182
BayCurrent, Inc.	2,400	102,028
Belc Co. Ltd.	400	17,600
Bell System24 Holdings, Inc.	2,000	17,024
Bic Camera, Inc.	200	2,133
BIPROGY, Inc.	900	25,838

Avantis Responsible International Equity ETF
	Shares	Value
BML, Inc.	400	$7,389
Bridgestone Corp.	5,900	229,967
Brother Industries Ltd.	3,400	65,665
Bunka Shutter Co. Ltd.	3,000	37,148
Canon Marketing Japan, Inc.	300	10,175
Capcom Co. Ltd.	6,000	148,885
Cawachi Ltd.	100	1,776
Celsys, Inc.	300	2,450
Central Automotive Products Ltd.	700	22,779
Chiba Bank Ltd.(2)	4,800	43,568
Chiba Kogyo Bank Ltd.(2)	4,000	38,114
Chori Co. Ltd.	700	14,494
Chugai Pharmaceutical Co. Ltd.	4,600	231,067
Chugin Financial Group, Inc.	3,200	34,142
Citizen Watch Co. Ltd.	7,400	44,142
Coca-Cola Bottlers Japan Holdings, Inc.	3,000	49,180
COLOPL, Inc.	200	630
Computer Engineering & Consulting Ltd.	200	2,477
Comture Corp.	100	1,217
Cosmos Pharmaceutical Corp.	1,000	46,684
Create SD Holdings Co. Ltd.	600	11,215
Creek & River Co. Ltd.	100	1,115
Cross Cat Co. Ltd.	100	747
CyberAgent, Inc.	900	6,729
Cybozu, Inc.	600	11,715
Daiei Kankyo Co. Ltd.	1,300	23,385
Daifuku Co. Ltd.	900	23,580
Daihen Corp.	100	4,654
Daiichi Jitsugyo Co. Ltd.	300	4,811
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	468
Dai-ichi Life Holdings, Inc.	9,100	269,828
Daiichi Sankyo Co. Ltd.	11,600	267,041
Daiichikosho Co. Ltd.	2,900	30,883
Daikin Industries Ltd.	1,700	177,982
Daikokutenbussan Co. Ltd.	300	12,923
Daiseki Co. Ltd.	1,000	24,459
Daishi Hokuetsu Financial Group, Inc.	2,800	51,230
Daishinku Corp.	3,000	11,640
Daito Trust Construction Co. Ltd.	600	62,357
Daitron Co. Ltd.	100	2,253
Daiwa House Industry Co. Ltd.	6,100	200,819
Daiwa Securities Group, Inc.(2)	14,100	99,384
Daiwabo Holdings Co. Ltd.	3,000	51,895
DCM Holdings Co. Ltd.	3,000	27,359
Dear Life Co. Ltd.	1,700	12,023
DeNA Co. Ltd.	100	2,669
Denso Corp.	11,700	151,754
Dentsu Group, Inc.	200	4,152
Dentsu Soken, Inc.	200	7,917
Dexerials Corp.	9,000	126,342
DIC Corp.	2,600	55,596
Digital Arts, Inc.	100	4,105
Digital Hearts Holdings Co. Ltd.	100	707
Digital Holdings, Inc.	100	994

Avantis Responsible International Equity ETF
	Shares	Value
Digital Information Technologies Corp.	100	$1,618
Dip Corp.	1,100	15,700
Disco Corp.	600	152,283
Doshisha Co. Ltd.	100	1,391
Double Standard, Inc.	100	1,059
Drecom Co. Ltd.(1)	400	2,356
DTS Corp.	300	8,422
Duskin Co. Ltd.	300	7,463
Eagle Industry Co. Ltd.	1,000	13,765
Earth Corp.	600	19,762
East Japan Railway Co.	14,900	294,604
Ebara Corp.	15,000	249,855
EDION Corp.	3,000	35,381
E-Guardian, Inc.	100	1,410
Eiken Chemical Co. Ltd.	600	8,771
Eisai Co. Ltd.	1,100	31,634
Eizo Corp.	400	5,754
Elan Corp.	100	498
Elecom Co. Ltd.	1,100	12,108
en Japan, Inc.	300	3,375
Envipro Holdings, Inc.	100	271
eRex Co. Ltd.(1)	2,600	13,638
ESPEC Corp.	700	10,789
Exedy Corp.	1,100	34,913
F&M Co. Ltd.	100	1,184
FANUC Corp.	1,000	28,788
Fast Retailing Co. Ltd.	1,100	335,731
Ferrotec Holdings Corp.	1,200	18,856
FIDEA Holdings Co. Ltd.	100	1,016
First Bank of Toyama Ltd.(2)	2,700	17,784
Fixstars Corp.	100	1,160
FP Corp.	1,100	21,126
Fuji Co. Ltd.	1,600	22,032
Fuji Corp. /Aichi	1,400	20,626
Fuji Electric Co. Ltd.	3,000	133,778
Fuji Oil Co. Ltd.	400	834
Fuji Seal International, Inc.	500	9,042
Fuji Soft, Inc.	400	26,007
Fujibo Holdings, Inc.	100	3,338
FUJIFILM Holdings Corp.	3,600	73,268
Fujikura Ltd.	7,400	308,842
Fujitsu Ltd.	14,000	270,058
Fukui Computer Holdings, Inc.	200	4,242
Fukuoka Financial Group, Inc.	3,100	81,560
Fukuyama Transporting Co. Ltd.	200	4,628
FULLCAST Holdings Co. Ltd.	300	3,209
Funai Soken Holdings, Inc.	200	3,186
Furukawa Battery Co. Ltd.	100	918
Furukawa Electric Co. Ltd.	2,800	118,268
Furuno Electric Co. Ltd.	100	1,503
Futaba Industrial Co. Ltd.	3,100	15,606
Future Corp.	400	4,707
Fuyo General Lease Co. Ltd.	400	30,288
G-7 Holdings, Inc.	300	2,612

Avantis Responsible International Equity ETF
	Shares	Value
Gakken Holdings Co. Ltd.	600	$3,960
Gakujo Co. Ltd.	100	1,347
Genki Global Dining Concepts Corp.	800	17,604
Genky DrugStores Co. Ltd.	1,000	19,116
Geo Holdings Corp.	800	9,066
Gift Holdings, Inc.	200	4,833
Glory Ltd.	2,800	48,654
GMO internet group, Inc.	200	3,761
GMO Payment Gateway, Inc.	100	5,014
Goldwin, Inc.	400	19,230
GS Yuasa Corp.	1,300	20,725
G-Tekt Corp.	1,000	10,917
GungHo Online Entertainment, Inc.	300	6,144
Gunma Bank Ltd.	8,900	67,665
Gunze Ltd.	200	6,791
H.U. Group Holdings, Inc.	3,000	52,544
H2O Retailing Corp.	4,400	66,662
Hachijuni Bank Ltd.	5,100	32,967
Hakuhodo DY Holdings, Inc.(2)	1,200	8,541
Hamakyorex Co. Ltd.	1,200	10,157
Hamamatsu Photonics KK	2,000	20,810
Hankyu Hanshin Holdings, Inc.	3,100	81,003
Hanwa Co. Ltd.	700	23,046
Happinet Corp.	300	9,538
Hard Off Corp. Co. Ltd.	100	1,241
Haseko Corp.	5,000	65,878
Heiwa Real Estate Co. Ltd.	500	15,466
Heiwado Co. Ltd.	700	11,211
Hirose Electric Co. Ltd.	600	70,039
Hitachi Construction Machinery Co. Ltd.	3,000	78,105
Hitachi Ltd.	16,800	426,990
Hogy Medical Co. Ltd.	100	3,189
Hokko Chemical Industry Co. Ltd.	100	845
Hokuetsu Industries Co. Ltd.	1,200	15,875
Honda Motor Co. Ltd., ADR(2)	13,245	368,079
Honeys Holdings Co. Ltd.	100	1,086
Hoosiers Holdings Co. Ltd.	200	1,413
Horiba Ltd.	1,000	65,286
Hosiden Corp.	1,000	13,597
Hotland Co. Ltd.	100	1,396
Hoya Corp.	1,400	164,372
HS Holdings Co. Ltd.	3,000	17,185
Hulic Co. Ltd.	6,600	61,617
Hyakugo Bank Ltd.	5,000	23,543
Hyakujushi Bank Ltd.	300	6,616
Ibiden Co. Ltd.	2,800	76,622
Ichigo, Inc.	5,000	11,996
Idec Corp.	500	8,472
IDOM, Inc.	3,000	22,253
IHI Corp.	3,200	188,034
Iida Group Holdings Co. Ltd.	3,000	44,938
I'll, Inc.	100	1,521
Imagica Group, Inc.	400	1,362
i-mobile Co. Ltd.	300	960

Avantis Responsible International Equity ETF
	Shares	Value
Inaba Denki Sangyo Co. Ltd.	1,200	$31,731
Inabata & Co. Ltd.	300	6,244
Ines Corp.	200	2,327
INFRONEER Holdings, Inc.	6,500	50,252
Insource Co. Ltd.	400	2,328
Intage Holdings, Inc.	200	2,282
Internet Initiative Japan, Inc.	3,700	62,812
Inui Global Logistics Co. Ltd.	200	1,969
Iriso Electronics Co. Ltd.	300	5,391
I'rom Group Co. Ltd.(1)	100	1,857
Isetan Mitsukoshi Holdings Ltd.(2)	5,800	88,533
Isuzu Motors Ltd.	10,000	132,398
ITmedia, Inc.	100	1,107
Itoki Corp.	600	6,586
IwaiCosmo Holdings, Inc.	100	1,665
Iwaki Co. Ltd.	100	1,616
Iyogin Holdings, Inc.	5,600	61,382
Izumi Co. Ltd.	900	18,394
J Front Retailing Co. Ltd.	5,400	70,638
JAC Recruitment Co. Ltd.	800	4,142
Jaccs Co. Ltd.	700	18,227
Japan Airport Terminal Co. Ltd.(2)	1,200	35,804
Japan Aviation Electronics Industry Ltd.	3,000	53,662
Japan Exchange Group, Inc.	11,000	117,004
Japan Lifeline Co. Ltd.	3,800	39,475
Japan Material Co. Ltd.(2)	200	1,880
Japan Post Bank Co. Ltd.	6,200	62,582
Japan Post Holdings Co. Ltd.	8,300	88,589
Japan Post Insurance Co. Ltd.	3,700	72,115
Japan Wool Textile Co. Ltd.	600	5,310
JBCC Holdings, Inc.	100	2,972
Jeol Ltd.	800	26,490
JINUSHI Co. Ltd.	100	1,357
J-Lease Co. Ltd.	200	1,757
JM Holdings Co. Ltd.	100	1,551
Joshin Denki Co. Ltd.	100	1,449
Joyful Honda Co. Ltd.	300	3,884
JSB Co. Ltd.	200	4,287
JTEKT Corp.	5,500	41,732
Juroku Financial Group, Inc.	700	21,012
Justsystems Corp.	700	17,190
JVCKenwood Corp.	9,100	82,620
Kaga Electronics Co. Ltd.	1,000	17,722
Kakaku.com, Inc.	2,300	33,162
Kamigumi Co. Ltd.	900	20,380
Kanadevia Corp.(2)	6,100	37,166
Kanamoto Co. Ltd.	1,000	20,007
Kanematsu Corp.	3,000	49,868
Kanro, Inc.	500	11,400
Kao Corp.	3,000	129,076
Katitas Co. Ltd.(2)	2,300	31,229
Kato Sangyo Co. Ltd.	1,000	30,233
KDDI Corp.	14,600	476,131
Keihanshin Building Co. Ltd.	300	2,844

Avantis Responsible International Equity ETF
	Shares	Value
Keiyo Bank Ltd.	4,000	$22,080
Keyence Corp.	200	79,775
KH Neochem Co. Ltd.	3,000	49,788
Kibun Foods, Inc.	100	692
Kirin Holdings Co. Ltd.	6,300	84,970
Kitz Corp.	2,300	17,482
Kiyo Bank Ltd.	900	12,976
Koa Corp.	200	1,311
Kohnan Shoji Co. Ltd.	700	16,840
Koito Manufacturing Co. Ltd.	1,500	19,023
Kojima Co. Ltd.	200	1,319
Kokuyo Co. Ltd.	3,000	56,244
Komatsu Ltd.	10,000	299,910
KOMEDA Holdings Co. Ltd.	200	3,626
Komeri Co. Ltd.	400	7,623
Konica Minolta, Inc.	12,600	44,386
Konoike Transport Co. Ltd.	600	11,808
KPP Group Holdings Co. Ltd.	3,000	13,434
K's Holdings Corp.	3,400	31,676
Kubota Corp.(2)	3,300	40,802
Kuraray Co. Ltd.	6,800	85,558
Kureha Corp.	1,100	20,560
Kurita Water Industries Ltd.	2,300	74,241
Kusuri No. Aoki Holdings Co. Ltd.	1,200	24,905
KYB Corp.	1,400	26,981
Kyocera Corp.	4,800	53,403
Kyowa Kirin Co. Ltd.	500	7,082
Kyushu Financial Group, Inc.	9,400	44,874
Kyushu Railway Co.(2)	2,000	47,956
Lasertec Corp.	400	36,222
Leopalace21 Corp.	5,600	21,041
Life Corp.	1,800	21,909
Lifedrink Co., Inc.	1,600	16,690
Link & Motivation, Inc.	100	385
Lintec Corp.	300	5,753
Lion Corp.	3,300	37,543
Lixil Corp.	3,500	39,812
LY Corp.	3,200	10,802
M3, Inc.(2)	1,000	11,809
Mabuchi Motor Co. Ltd.	200	3,097
Macbee Planet, Inc.	400	8,591
Macnica Holdings, Inc.	3,600	43,579
Makita Corp.	4,700	154,209
Management Solutions Co. Ltd.	100	1,230
Mani, Inc.	1,000	8,974
MarkLines Co. Ltd.	100	1,590
Marui Group Co. Ltd.	4,000	69,271
Maruwa Co. Ltd.	200	45,167
Maruzen Showa Unyu Co. Ltd.	500	19,551
Matsuda Sangyo Co. Ltd.	100	2,053
MatsukiyoCocokara & Co.	600	9,136
Maxell Ltd.	3,000	37,619
McDonald's Holdings Co. Japan Ltd.	700	26,502
MCJ Co. Ltd.	3,200	28,889

Avantis Responsible International Equity ETF
	Shares	Value
Mebuki Financial Group, Inc.	15,600	$66,174
Medical Data Vision Co. Ltd.	300	816
Medipal Holdings Corp.	3,200	46,794
Meidensha Corp.	1,100	35,008
MEIJI Holdings Co. Ltd.(2)	3,100	63,412
MEITEC Group Holdings, Inc.	1,700	33,563
Meiwa Corp.	300	1,419
Menicon Co. Ltd.	500	4,187
Micronics Japan Co. Ltd.(2)	3,000	86,699
Minebea Mitsumi, Inc.	4,500	69,525
Mirarth Holdings, Inc.	6,300	21,443
Miroku Jyoho Service Co. Ltd.	200	2,443
Mitsuba Corp.	2,700	14,264
Mitsubishi Electric Corp.	9,200	142,805
Mitsubishi Estate Co. Ltd.	10,800	158,844
Mitsubishi Gas Chemical Co., Inc.	3,000	46,157
Mitsubishi HC Capital, Inc.	19,600	132,503
Mitsubishi Heavy Industries Ltd.	36,800	494,166
Mitsubishi Logistics Corp.	5,500	38,649
Mitsubishi Motors Corp.(2)	7,200	20,130
Mitsubishi Pencil Co. Ltd.	200	3,370
Mitsubishi Research Institute, Inc.	100	3,130
Mitsubishi Shokuhin Co. Ltd.	600	19,020
Mitsubishi UFJ Financial Group, Inc., ADR(2)	51,427	654,666
Mitsui Chemicals, Inc.	4,100	91,972
Mitsui Fudosan Co. Ltd.	11,100	96,561
Mitsui Matsushima Holdings Co. Ltd.	300	8,265
Mitsui-Soko Holdings Co. Ltd.(2)	1,200	62,217
MIXI, Inc.	1,200	28,068
Miyazaki Bank Ltd.	700	15,421
Mizuho Financial Group, Inc., ADR(2)	77,566	437,472
Mizuno Corp.	300	15,733
Monex Group, Inc.	3,400	17,305
MonotaRO Co. Ltd.	2,900	48,717
Morinaga & Co. Ltd.	1,600	26,212
Morinaga Milk Industry Co. Ltd.	2,800	54,631
MS&AD Insurance Group Holdings, Inc.	12,900	271,296
m-up Holdings, Inc.	200	1,987
Murata Manufacturing Co. Ltd.	8,900	152,250
Musashi Seimitsu Industry Co. Ltd.	1,300	22,346
Nagase & Co. Ltd.	3,000	55,105
Namura Shipbuilding Co. Ltd.(2)	2,700	35,818
Nankai Electric Railway Co. Ltd.	1,200	20,112
Nanto Bank Ltd.	900	20,999
NEC Corp.	4,600	449,013
Net Protections Holdings, Inc.(1)	300	863
Nexon Co. Ltd.	500	6,768
Nextage Co. Ltd.	1,200	11,946
NGK Insulators Ltd.	3,500	43,761
NHK Spring Co. Ltd.(2)	4,800	53,858
Nichias Corp.	700	21,024
Nichicon Corp.(2)	2,800	23,415
NIDEC Corp.	800	14,422
Nifco, Inc.	3,000	73,286

Avantis Responsible International Equity ETF
	Shares	Value
Nihon Chouzai Co. Ltd.	200	$1,788
Nihon Dempa Kogyo Co. Ltd.	400	2,264
Nihon House Holdings Co. Ltd.	200	436
Nihon M&A Center Holdings, Inc.	3,000	11,780
Nikkon Holdings Co. Ltd.	1,600	24,846
Nikon Corp.	3,000	31,369
Nintendo Co. Ltd.	5,300	395,681
Nippon Carbon Co. Ltd.	100	2,727
Nippon Chemi-Con Corp.(1)	300	1,768
NIPPON EXPRESS HOLDINGS, Inc.	4,800	85,028
Nippon Seiki Co. Ltd.	300	2,235
Nippon Shinyaku Co. Ltd.	900	23,665
Nippon Shokubai Co. Ltd.	3,000	36,441
Nippon Signal Co. Ltd.	300	1,801
Nippon Soda Co. Ltd.	600	11,746
Nippon Telegraph & Telephone Corp.	254,100	246,006
Nippon Television Holdings, Inc.	700	13,100
Nipro Corp.	6,300	54,917
Nishimatsuya Chain Co. Ltd.	3,000	40,963
Nishio Holdings Co. Ltd.(2)	600	16,399
Nissan Chemical Corp.	500	14,429
Nissha Co. Ltd.	3,000	28,355
Nissin Corp.	600	17,387
Nissin Foods Holdings Co. Ltd.(2)	300	6,065
Niterra Co. Ltd.(2)	4,000	118,030
Nitori Holdings Co. Ltd.(2)	200	20,467
Nitto Boseki Co. Ltd.	200	6,261
Nitto Denko Corp.	12,200	240,366
Nohmi Bosai Ltd.	200	4,291
Nojima Corp.	3,700	61,289
NOK Corp.	1,800	27,435
Nomura Co. Ltd.	1,500	8,600
Noritsu Koki Co. Ltd.	100	3,002
Noritz Corp.	1,800	20,241
North Pacific Bank Ltd.	5,300	18,453
NS Solutions Corp.	1,000	26,146
NSD Co. Ltd.	400	9,091
NSK Ltd.	9,600	40,407
NTN Corp.	7,400	11,772
NTT Data Group Corp.	3,600	67,114
Oat Agrio Co. Ltd.	100	1,335
Obic Co. Ltd.	500	14,368
Ogaki Kyoritsu Bank Ltd.	400	5,883
Oisix ra daichi, Inc.(1)	1,100	9,295
Oji Holdings Corp.	18,900	78,083
Okamoto Machine Tool Works Ltd.	100	2,483
Okamura Corp.	1,200	15,493
Oki Electric Industry Co. Ltd.	3,000	18,510
Olympus Corp.	3,100	42,525
Omron Corp.	400	12,079
Ono Pharmaceutical Co. Ltd.(2)	6,000	64,711
Open House Group Co. Ltd.	100	3,661
Open Up Group, Inc.	100	1,231
Oracle Corp.	500	47,666

Avantis Responsible International Equity ETF
	Shares	Value
Oriental Land Co. Ltd.	500	$10,291
ORIX Corp., ADR	5,765	117,837
OSG Corp.	1,700	19,528
Otsuka Corp.	3,200	69,938
Otsuka Holdings Co. Ltd.	2,800	137,252
Oyo Corp.	100	1,861
Pacific Industrial Co. Ltd.(2)	3,000	28,012
Pack Corp.	100	2,155
PAL GROUP Holdings Co. Ltd.	1,200	24,662
PALTAC Corp.	200	5,231
Pan Pacific International Holdings Corp.	3,700	98,571
Park24 Co. Ltd.	3,000	40,649
Pasona Group, Inc.(2)	200	2,703
PeptiDream, Inc.(1)	1,600	21,899
Persol Holdings Co. Ltd.	28,400	44,450
Pigeon Corp.	1,100	11,587
PILLAR Corp.	300	7,038
Pilot Corp.	300	8,240
Piolax, Inc.	200	3,188
Pola Orbis Holdings, Inc.	200	1,592
Premium Group Co. Ltd.	300	4,390
Press Kogyo Co. Ltd.	3,000	11,537
Prestige International, Inc.	3,000	14,132
Qol Holdings Co. Ltd.	1,000	10,479
Quick Co. Ltd.	100	1,252
Raccoon Holdings, Inc.	100	572
Rakus Co. Ltd.	300	3,810
Rakuten Group, Inc.(1)	5,200	32,181
Rasa Industries Ltd.	100	1,725
Recruit Holdings Co. Ltd.	6,400	381,507
Relo Group, Inc.(2)	800	10,088
Renesas Electronics Corp.	6,500	108,527
Rengo Co. Ltd.	6,900	36,751
Resona Holdings, Inc.	25,600	200,301
Resonac Holdings Corp.	2,900	67,854
Resorttrust, Inc.	2,800	57,794
Ricoh Co. Ltd.	7,400	80,439
Ricoh Leasing Co. Ltd.	800	27,617
Rion Co. Ltd.	100	1,640
Riso Kyoiku Co. Ltd.	3,000	5,124
Rohm Co. Ltd.(2)	3,600	36,146
RYODEN Corp.	100	1,605
Ryohin Keikaku Co. Ltd.	7,400	194,988
Ryoyo Ryosan Holdings, Inc.	660	11,046
Sakai Moving Service Co. Ltd.	200	3,148
San-A Co. Ltd.	1,400	28,102
Sangetsu Corp.	1,200	23,038
San-In Godo Bank Ltd.	3,600	30,203
Sanki Engineering Co. Ltd.	1,400	31,203
Sankyu, Inc.	1,500	58,922
Santen Pharmaceutical Co. Ltd.	8,400	78,192
Sanwa Holdings Corp.	4,100	133,936
Sanyo Denki Co. Ltd.	400	23,359
Sapporo Holdings Ltd.	1,000	52,783

Avantis Responsible International Equity ETF
	Shares	Value
Sato Holdings Corp.	1,500	$20,668
SBI Sumishin Net Bank Ltd.	1,900	52,729
SBS Holdings, Inc.	500	9,431
SCREEN Holdings Co. Ltd.	1,000	72,366
Scroll Corp.	3,000	20,696
SCSK Corp.	600	14,993
Secom Co. Ltd.	1,400	48,096
Seibu Holdings, Inc.(2)	7,000	147,484
Seika Corp.	400	11,982
Seikitokyu Kogyo Co. Ltd.	800	8,301
Seiko Epson Corp.	4,400	74,601
Seiko Group Corp.(2)	400	12,392
Seino Holdings Co. Ltd.	3,500	52,773
Seiren Co. Ltd.	200	3,549
Sekisui House Ltd.	3,000	67,831
Sekisui Jushi Corp.	100	1,242
Senko Group Holdings Co. Ltd.	5,200	49,886
Senshu Electric Co. Ltd.	200	6,394
Senshu Ikeda Holdings, Inc.	8,000	21,979
Seria Co. Ltd.	500	8,602
SG Holdings Co. Ltd.	4,800	48,911
Sharp Corp.(1)	500	3,284
Shibaura Electronics Co. Ltd.	200	6,067
Shibaura Mechatronics Corp.	300	16,478
SHIFT, Inc.(1)	1,500	12,644
Shimadzu Corp.	700	18,551
Shimamura Co. Ltd.	800	45,836
Shimano, Inc.	500	67,847
Shin Nippon Biomedical Laboratories Ltd.	100	998
Shindengen Electric Manufacturing Co. Ltd.	100	1,716
Shin-Etsu Chemical Co. Ltd.	6,200	186,932
Shinsho Corp.	100	4,006
Shionogi & Co. Ltd.	11,100	166,286
Ship Healthcare Holdings, Inc.	3,000	38,529
Shiseido Co. Ltd.	600	10,905
Shizuoka Financial Group, Inc.	5,100	51,812
Shoei Co. Ltd.(2)	1,800	21,992
Shofu, Inc.	200	2,764
SIGMAXYZ Holdings, Inc.	1,000	6,413
Siix Corp.	1,100	7,785
Sinfonia Technology Co. Ltd.	700	27,530
SKY Perfect JSAT Holdings, Inc.	3,400	23,826
Skylark Holdings Co. Ltd.	3,000	50,552
SMS Co. Ltd.	500	3,854
Socionext, Inc.(2)	1,000	14,650
SoftBank Corp.	90,000	128,299
SoftBank Group Corp.	2,100	116,987
Softcreate Holdings Corp.	200	2,761
Sohgo Security Services Co. Ltd.	5,100	36,567
Solasto Corp.	400	1,258
Sompo Holdings, Inc.	11,100	330,471
Sony Group Corp., ADR(2)	40,750	1,020,380
S-Pool, Inc.	3,000	6,118
Square Enix Holdings Co. Ltd.	1,600	75,643

Avantis Responsible International Equity ETF
	Shares	Value
Stanley Electric Co. Ltd.(2)	1,500	$24,313
Star Micronics Co. Ltd.	3,000	39,152
Starts Corp., Inc.	1,000	27,147
Studio Alice Co. Ltd.	100	1,341
Subaru Corp.(2)	6,900	127,928
Sugi Holdings Co. Ltd.	2,700	48,435
Sumida Corp.	1,200	7,447
Sumitomo Bakelite Co. Ltd.	400	8,993
Sumitomo Chemical Co. Ltd.	48,100	113,088
Sumitomo Electric Industries Ltd.	14,000	246,759
Sumitomo Forestry Co. Ltd.	3,000	91,571
Sumitomo Mitsui Financial Group, Inc., ADR(2)	38,120	583,617
Sumitomo Mitsui Trust Group, Inc.	7,400	189,795
Sumitomo Realty & Development Co. Ltd.	4,500	156,956
Sumitomo Riko Co. Ltd.(2)	3,300	35,871
Sumitomo Rubber Industries Ltd.	5,200	60,396
Sumitomo Warehouse Co. Ltd.	700	12,816
Sun Frontier Fudousan Co. Ltd.	3,000	38,836
Sundrug Co. Ltd.	1,000	27,437
Suntory Beverage & Food Ltd.	3,000	96,164
Suzuken Co. Ltd.	1,800	57,129
Suzuki Motor Corp.	12,000	146,953
SWCC Corp.	3,000	122,188
Sysmex Corp.	3,600	65,475
Systena Corp.	3,100	7,049
Syuppin Co. Ltd.	100	655
T&D Holdings, Inc.	5,200	109,417
Tachibana Eletech Co. Ltd.	700	11,589
Tachi-S Co. Ltd.	1,300	15,306
Taikisha Ltd.	900	26,302
Taisei Corp.	500	22,599
Taiyo Yuden Co. Ltd.	700	11,705
Takaoka Toko Co. Ltd.	100	1,347
Takara & Co. Ltd.	200	4,342
Takara Holdings, Inc.	300	2,334
Takashimaya Co. Ltd.	7,600	62,619
Takeda Pharmaceutical Co. Ltd., ADR(2)	8,257	118,983
Tamron Co. Ltd.(2)	2,200	54,473
Tanseisha Co. Ltd.	100	586
TBS Holdings, Inc.	400	10,980
TDK Corp.	27,000	288,940
TechMatrix Corp.	400	5,812
TechnoPro Holdings, Inc.	3,000	59,433
Teijin Ltd.	6,600	58,093
Tera Probe, Inc.	400	9,087
Terumo Corp.	1,000	17,856
TIS, Inc.	3,100	86,241
TKC Corp.	200	5,063
TOA ROAD Corp.	2,000	19,907
Tocalo Co. Ltd.	1,900	22,256
Tochigi Bank Ltd.	1,200	2,216
Toei Co. Ltd.	500	16,800
Toho Bank Ltd.	8,400	17,586
Toho Co. Ltd.	300	14,179

Avantis Responsible International Equity ETF
	Shares	Value
Toho Co. Ltd.	300	$5,036
Toho Holdings Co. Ltd.	1,400	39,183
Tokai Corp.	100	1,348
Tokai Rika Co. Ltd.	1,600	23,739
Tokio Marine Holdings, Inc.	13,900	494,996
Tokyo Century Corp.	4,800	47,383
Tokyo Electron Device Ltd.(2)	300	6,403
Tokyo Electron Ltd.	3,200	478,516
Tokyo Individualized Educational Institute, Inc.	200	453
Tokyo Kiraboshi Financial Group, Inc.	900	29,944
Tokyo Ohka Kogyo Co. Ltd.	1,000	24,077
Tokyo Tatemono Co. Ltd.	4,600	73,455
Tokyo Tekko Co. Ltd.(2)	700	27,491
Tokyu Corp.(2)	4,000	46,194
Tokyu Fudosan Holdings Corp.	18,700	122,096
Tomy Co. Ltd.(2)	3,300	80,124
Topcon Corp.	400	7,534
Topre Corp.	1,400	17,146
Topy Industries Ltd.	200	2,805
Toray Industries, Inc.	20,600	137,271
Torex Semiconductor Ltd.	100	850
Tosei Corp.	200	3,244
Toshiba TEC Corp.	100	2,010
Totech Corp.	1,200	19,380
TOTO Ltd.	100	2,615
Towa Corp.(2)	2,700	27,948
Toyo Corp.	100	957
Toyo Securities Co. Ltd.	600	2,334
Toyo Seikan Group Holdings Ltd.	3,900	61,270
Toyo Tanso Co. Ltd.	100	2,565
Toyo Tire Corp.	3,700	62,198
Toyobo Co. Ltd.	3,000	19,392
Toyoda Gosei Co. Ltd.	3,000	53,139
Toyota Boshoku Corp.	1,500	20,140
Toyota Motor Corp., ADR(2)	4,376	794,156
TPR Co. Ltd.	300	4,622
Transcosmos, Inc.	600	12,615
TRE Holdings Corp.	1,800	19,622
Trend Micro, Inc.	2,000	147,150
Trusco Nakayama Corp.	1,700	22,439
TS Tech Co. Ltd.	3,000	34,472
TSI Holdings Co. Ltd.	3,000	23,993
Tsubakimoto Chain Co.	2,400	30,624
Tsugami Corp.	2,500	29,619
Tsukuba Bank Ltd.	3,000	4,791
Tsuruha Holdings, Inc.	300	18,306
TV Asahi Holdings Corp.	400	6,764
Tv Tokyo Holdings Corp.	100	2,321
Uchida Yoko Co. Ltd.	400	18,405
Ulvac, Inc.	700	25,610
Unicharm Corp.	5,400	40,554
Unipres Corp.	3,000	21,025
United Arrows Ltd.	900	12,881
Ushio, Inc.	300	4,240

Avantis Responsible International Equity ETF
	Shares	Value
USS Co. Ltd.	9,000	$82,326
UT Group Co. Ltd.	700	10,465
V Technology Co. Ltd.	100	1,522
Valor Holdings Co. Ltd.	1,400	21,103
Valqua Ltd.	300	6,467
ValueCommerce Co. Ltd.	100	552
Vector, Inc.	500	3,085
Vital KSK Holdings, Inc.	2,400	18,787
Wacoal Holdings Corp.	100	3,382
Wakachiku Construction Co. Ltd.	400	9,538
Wakita & Co. Ltd.	1,100	12,384
Welcia Holdings Co. Ltd.	2,600	38,316
West Japan Railway Co.	7,300	144,654
Will Group, Inc.	100	659
World Co. Ltd.	1,000	15,642
Xebio Holdings Co. Ltd.	100	814
YAKUODO Holdings Co. Ltd.	100	1,221
YAMABIKO Corp.	1,200	19,962
Yamada Holdings Co. Ltd.	15,300	43,845
Yamae Group Holdings Co. Ltd.	600	9,164
Yamaguchi Financial Group, Inc.	4,500	49,562
Yamaha Corp.	300	2,217
Yamaha Motor Co. Ltd.	16,500	135,947
Yamaichi Electronics Co. Ltd.	300	4,194
Yamanashi Chuo Bank Ltd.	1,200	16,510
Yamato Holdings Co. Ltd.	3,400	43,291
Yaoko Co. Ltd.	400	24,544
Yaskawa Electric Corp.	200	5,416
Yellow Hat Ltd.	400	7,500
Yokogawa Electric Corp.	1,000	19,172
Yokohama Rubber Co. Ltd.	3,100	69,209
Yokorei Co. Ltd.	600	3,406
Yuasa Trading Co. Ltd.	400	12,061
Zenkoku Hosho Co. Ltd.(2)	700	26,196
Zenrin Co. Ltd.	600	3,943
Zeon Corp.	600	5,915
ZIGExN Co. Ltd.	600	1,697
ZOZO, Inc.(2)	900	28,149
		33,405,958
Netherlands — 3.7%
Aalberts NV	2,213	74,474
ABN AMRO Bank NV, CVA	7,726	146,500
Acomo NV	531	10,550
Adyen NV(1)	158	288,414
Aegon Ltd.	26,335	165,384
AerCap Holdings NV	3,357	346,107
Akzo Nobel NV	2,098	129,620
Allfunds Group PLC	2,410	12,468
Arcadis NV	572	28,382
ASM International NV	224	121,914
ASML Holding NV, NY Shares	1,528	1,083,474
ASR Nederland NV	4,388	232,837
B&S Group SARL	501	2,174
BE Semiconductor Industries NV	1,429	161,136

Avantis Responsible International Equity ETF
	Shares	Value
Brunel International NV	75	$808
Coca-Cola Europacific Partners PLC	829	71,510
Constellium SE(1)	3,584	40,786
Corbion NV	1,428	31,189
DSM-Firmenich AG	1,697	181,854
Flow Traders Ltd.	664	17,536
Havas NV(1)	9,479	13,668
Heineken Holding NV	122	8,957
Heineken NV	718	60,651
IMCD NV	254	37,695
ING Groep NV, ADR	35,517	629,716
InPost SA(1)	5,882	101,776
Just Eat Takeaway.com NV(1)	4,834	97,586
Koninklijke Ahold Delhaize NV	10,644	375,280
Koninklijke BAM Groep NV	7,926	42,501
Koninklijke Heijmans NV, CVA	1,136	47,574
Koninklijke KPN NV	56,930	217,334
Koninklijke Philips NV, NY Shares(2)	8,808	229,272
NN Group NV	4,529	229,641
Pharming Group NV(1)(2)	17,107	15,470
PostNL NV(2)	114	120
Prosus NV(1)(2)	5,318	234,184
Randstad NV	1,664	67,196
SIF Holding NV(1)(2)	764	9,213
Signify NV	170	3,620
TKH Group NV, CVA(2)	635	24,501
Universal Music Group NV	4,160	115,747
Van Lanschot Kempen NV	94	4,500
Wolters Kluwer NV	774	119,031
		5,832,350
New Zealand — 0.2%
Auckland International Airport Ltd.	12,442	56,936
Chorus Ltd.	9,223	43,176
EBOS Group Ltd.	1,041	23,021
Fisher & Paykel Healthcare Corp. Ltd.	2,115	40,438
Fletcher Building Ltd.(1)	35,425	67,635
Infratil Ltd.	1,415	8,636
KMD Brands Ltd.(1)(2)	7,291	1,555
Mercury NZ Ltd.	10,462	34,797
Meridian Energy Ltd.	7,193	23,710
Spark New Zealand Ltd.(2)	22,742	28,938
		328,842
Norway — 0.8%
2020 Bulkers Ltd.	579	7,061
ABG Sundal Collier Holding ASA	1,917	1,195
Atea ASA(1)	751	8,807
B2 Impact ASA	2,442	2,251
Bakkafrost P	437	21,971
Borregaard ASA	1,296	21,428
DNB Bank ASA	6,816	157,271
Elopak ASA	1,557	5,584
Europris ASA	2,707	19,524
Gjensidige Forsikring ASA	829	16,990
Grieg Seafood ASA	2,444	10,314

Avantis Responsible International Equity ETF
	Shares	Value
Kid ASA	374	$4,809
Kitron ASA	5,758	20,438
Kongsberg Automotive ASA(1)	16,946	2,156
Kongsberg Gruppen ASA	520	63,260
Leroy Seafood Group ASA	1,370	6,463
Mowi ASA	4,208	78,383
Norsk Hydro ASA	6,309	37,268
OKEA ASA(1)	1,052	1,686
Orkla ASA	2,862	27,670
Petronor E&P ASA(1)	112	103
Protector Forsikring ASA	2,371	66,883
Rana Gruber ASA	577	3,680
Salmar ASA	638	31,616
Scatec ASA(1)	4,874	34,991
Schibsted ASA, B Shares	2,356	63,340
Schibsted ASA, Class A	1,915	53,467
Sea1 offshore, Inc.	922	1,760
Solstad Offshore ASA(1)	1,789	5,752
SpareBank 1 Nord Norge	5,024	59,245
Sparebank 1 Oestlandet	345	5,031
SpareBank 1 SMN	2,781	45,292
SpareBank 1 Sor-Norge ASA	4,722	66,690
Storebrand ASA	10,531	114,974
Telenor ASA	5,210	67,421
TGS ASA	2,637	25,460
TOMRA Systems ASA	556	8,327
Veidekke ASA	2,116	27,231
		1,195,792
Portugal — 0.2%
Altri SGPS SA	1,926	12,077
Banco Comercial Portugues SA, R Shares	262,164	146,150
Corticeira Amorim SGPS SA	1,775	15,059
CTT-Correios de Portugal SA	356	2,574
EDP Renovaveis SA(2)	1,712	15,201
Jeronimo Martins SGPS SA	2,416	51,999
Navigator Co. SA	7,527	25,418
NOS SGPS SA	3,614	16,015
Sonae SGPS SA	24,621	25,875
		310,368
Singapore — 1.5%
AEM Holdings Ltd.	201	198
Aztech Global Ltd.	6,700	3,794
Capitaland India Trust	14,892	10,583
CapitaLand Investment Ltd.(2)	42,300	80,426
Centurion Corp. Ltd.	14,200	10,421
City Developments Ltd.	4,000	15,154
ComfortDelGro Corp. Ltd.	102,100	105,255
DBS Group Holdings Ltd.	14,410	492,137
Frencken Group Ltd.(2)	14,400	11,182
Grab Holdings Ltd., Class A(1)	5,972	28,964
Hong Fok Corp. Ltd.	17,100	10,727
Hutchison Port Holdings Trust, U Shares	190,500	31,428
iFAST Corp. Ltd.	2,700	17,210
Netlink NBN Trust	45,200	28,638

Avantis Responsible International Equity ETF
	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	28,700	$366,457
Samudera Shipping Line Ltd.	5,200	3,350
SATS Ltd.	24,680	55,613
Sea Ltd., ADR(1)	1,297	165,069
Sheng Siong Group Ltd.	12,300	14,940
SIA Engineering Co. Ltd.	1,100	1,947
Singapore Exchange Ltd.	16,300	162,682
Singapore Post Ltd.	66,300	27,582
Singapore Technologies Engineering Ltd.	20,200	80,943
Singapore Telecommunications Ltd.	37,800	95,346
Stamford Land Corp. Ltd.	4,300	1,163
StarHub Ltd.	4,800	4,269
UMS Integration Ltd.	9,000	6,819
United Overseas Bank Ltd.	17,800	504,250
UOL Group Ltd.	9,900	39,629
Venture Corp. Ltd.	3,000	28,005
Wee Hur Holdings Ltd.(2)	28,100	9,934
Yanlord Land Group Ltd.(1)(2)	15,900	6,436
Yoma Strategic Holdings Ltd.(1)	32,800	1,826
		2,422,377
Spain — 2.5%
Acciona SA	607	74,016
Acerinox SA	4,729	55,357
Aena SME SA	1,017	225,145
Amadeus IT Group SA	1,976	149,217
Atresmedia Corp. de Medios de Comunicacion SA	2,023	10,383
Banco Bilbao Vizcaya Argentaria SA, ADR	49,324	652,556
Banco de Sabadell SA	81,551	223,725
Banco Santander SA, ADR	85,148	543,244
Bankinter SA(2)	9,894	95,443
CaixaBank SA	17,796	122,816
Cellnex Telecom SA	1,625	57,889
CIE Automotive SA	213	4,997
Construcciones y Auxiliar de Ferrocarriles SA	570	22,465
Corp. ACCIONA Energias Renovables SA(2)	426	7,997
eDreams ODIGEO SA(1)(2)	213	1,828
Ence Energia y Celulosa SA(2)	2,505	8,685
Endesa SA	5,986	132,850
Ercros SA	1,186	3,475
Fluidra SA	246	5,671
Gestamp Automocion SA(2)	6,193	17,033
Global Dominion Access SA(2)	1,250	3,524
Grifols SA(1)(2)	606	6,664
Grupo Catalana Occidente SA	418	17,245
Iberdrola SA	31,138	449,619
Industria de Diseno Textil SA	8,751	470,253
Laboratorios Farmaceuticos Rovi SA	218	11,983
Mapfre SA(2)	11,934	33,366
Melia Hotels International SA	4,221	32,041
Neinor Homes SA(1)	963	15,163
Pharma Mar SA(1)	261	25,778
Prosegur Cash SA	3,823	2,537
Redeia Corp. SA	10,003	179,038
Sacyr SA	20,978	73,199

Avantis Responsible International Equity ETF
	Shares	Value
Telefonica SA, ADR	39,408	$173,395
Viscofan SA(2)	666	41,919
		3,950,516
Sweden — 3.6%
AcadeMedia AB	202	1,476
AddLife AB, B Shares	278	4,232
AddTech AB, B Shares	1,435	43,249
Alfa Laval AB	1,095	47,323
Ambea AB	596	6,140
AQ Group AB	1,525	23,638
Arise AB	1,053	3,854
Arjo AB, B Shares	4,676	17,040
Asmodee Group AB, Class B(1)	4,448	41,084
Assa Abloy AB, Class B	2,868	87,995
Atlas Copco AB, A Shares	10,567	180,430
Atlas Copco AB, B Shares	6,146	91,807
Atrium Ljungberg AB, B Shares	489	8,180
Avanza Bank Holding AB(2)	2,895	87,109
Axfood AB(2)	1,423	30,157
Beijer Alma AB	42	776
Beijer Ref AB(2)	967	14,443
Bilia AB, A Shares	2,719	34,603
Billerud Aktiebolag	4,885	54,362
BioGaia AB, B Shares	1,038	11,987
Boliden AB	5,337	187,197
Bonava AB, B Shares(1)	2,172	2,049
Boozt AB(1)(2)	2,396	27,104
Bravida Holding AB	965	8,223
Bufab AB	787	33,086
Byggmax Group AB	3,267	15,101
Camurus AB(1)	290	17,986
Castellum AB(1)	4,030	44,880
Catena AB	567	23,455
Cibus Nordic Real Estate AB publ	1,214	18,336
Cint Group AB(1)(2)	49	31
Clas Ohlson AB, B Shares	2,298	51,680
Cloetta AB, B Shares	4,031	10,373
Coor Service Management Holding AB	955	3,002
Corem Property Group AB, B Shares	5,327	2,585
Dios Fastigheter AB(1)	1,456	9,695
Dynavox Group AB(1)	534	3,159
Electrolux AB, B Shares(1)	2,937	25,126
Electrolux Professional AB, B Shares	865	6,052
Elekta AB, B Shares	3,689	20,273
Embracer Group AB(1)(2)	4,448	49,837
Epiroc AB, A Shares	7,256	141,610
Epiroc AB, B Shares	4,294	73,515
EQT AB	1,215	37,835
Essity AB, B Shares	7,767	213,736
Fabege AB	4,335	34,583
Fastighets AB Balder, B Shares(1)	8,695	61,668
Fastighetsbolaget Emilshus AB, Class B(1)	99	473
Fortnox AB	4,821	31,011
G5 Entertainment AB	183	2,420

Avantis Responsible International Equity ETF
	Shares	Value
Getinge AB, B Shares(2)	4,089	$80,837
Granges AB	4,227	53,822
H & M Hennes & Mauritz AB, B Shares(2)	7,158	95,980
Hemnet Group AB	1,221	45,676
Hexagon AB, B Shares	4,177	48,168
Hexatronic Group AB(1)	5,741	16,593
Hexpol AB	2,491	24,328
HMS Networks AB	212	9,631
Holmen AB, B Shares	474	18,655
Hufvudstaden AB, A Shares	1,089	12,302
Husqvarna AB, B Shares(2)	4,455	22,890
Industrivarden AB, A Shares	658	24,887
Indutrade AB	2,325	66,289
Instalco AB(2)	865	2,694
Investment AB Latour, B Shares	497	13,491
Inwido AB	1,813	34,284
JM AB(2)	2,178	30,529
Loomis AB	2,323	89,623
Medcap AB(1)	408	14,718
MEKO AB	546	6,148
MIPS AB	151	6,860
Modern Times Group MTG AB, B Shares(1)	2,611	29,483
Mycronic AB	1,472	62,307
NCC AB, B Shares	1,743	31,629
Neobo Fastigheter AB(1)	768	1,200
New Wave Group AB, B Shares(2)	2,466	25,195
Nibe Industrier AB, B Shares(2)	2,360	8,837
Nobia AB(1)	8,984	3,290
Note AB(1)	43	618
NP3 Fastigheter AB	794	19,326
Nyfosa AB(1)	3,646	33,687
Pandox AB(2)	1,358	25,305
Paradox Interactive AB	1,502	29,119
Peab AB, Class B	4,804	36,130
Platzer Fastigheter Holding AB, B Shares	723	5,660
RaySearch Laboratories AB	1,530	35,553
Rusta AB	1,550	11,522
Rvrc Holding AB	3,493	14,223
Saab AB, Class B	5,072	151,487
Samhallsbyggnadsbolaget i Norden AB	17,697	6,742
Samhallsbyggnadsbolaget i Norden AB, D Shares	1,134	668
Sandvik AB	9,747	211,960
Scandic Hotels Group AB	1,989	15,765
Sectra AB, B Shares(1)	1,680	36,982
Securitas AB, B Shares	1,580	22,842
Sinch AB(1)	15,420	34,082
Skandinaviska Enskilda Banken AB, A Shares	13,013	209,123
Skanska AB, B Shares	4,703	111,588
SKF AB, B Shares(2)	6,296	136,045
SkiStar AB	2,219	34,893
Spotify Technology SA(1)	206	125,250
Storytel AB(1)	1,963	17,081
Svenska Cellulosa AB SCA, B Shares	3,357	45,944
Svenska Handelsbanken AB, A Shares	12,380	155,511

Avantis Responsible International Equity ETF
	Shares	Value
Sweco AB, B Shares	619	$10,642
Swedbank AB, A Shares(2)	7,627	183,479
Synsam AB	555	2,304
Tele2 AB, B Shares	2,731	32,385
Telefonaktiebolaget LM Ericsson, ADR	30,853	254,229
Telia Co. AB	44,326	143,927
Thule Group AB	927	29,872
Troax Group AB	1,065	19,186
Truecaller AB, B Shares	987	7,501
VBG Group AB, B Shares	359	10,360
Viaplay Group AB, B Shares(1)(2)	308	24
Vitec Software Group AB, B Shares	501	28,079
Vitrolife AB	920	16,937
Volvo AB, A Shares	1,391	43,083
Volvo AB, B Shares	13,005	403,678
Volvo Car AB, Class B(1)(2)	12,030	25,416
Wallenstam AB, B Shares(2)	2,454	10,900
Wihlborgs Fastigheter AB	4,940	47,862
		5,623,282
Switzerland — 8.0%
ABB Ltd.	7,431	400,559
Accelleron Industries AG	1,251	59,569
Adecco Group AG	685	18,643
Alcon AG	4,023	375,345
Allreal Holding AG	220	41,994
ALSO Holding AG	190	58,855
ams-OSRAM AG(1)	2,682	28,746
Arbonia AG(1)	2,320	32,445
Ascom Holding AG	1,227	5,184
Autoneum Holding AG	154	22,393
Bachem Holding AG, Class B	421	27,255
Baloise Holding AG	637	123,123
Banque Cantonale Vaudoise	422	44,950
Barry Callebaut AG	35	42,290
Belimo Holding AG	125	84,648
Bossard Holding AG, Class A	144	32,133
Bucher Industries AG	156	66,625
Burckhardt Compression Holding AG	58	40,474
Bystronic AG	32	10,773
Calida Holding AG	79	1,943
Cembra Money Bank AG	575	61,719
Chocoladefabriken Lindt & Spruengli AG	1	122,185
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	5	63,276
Cie Financiere Richemont SA, Class A	3,860	790,964
Clariant AG(1)	5,912	65,703
COSMO Pharmaceuticals NV	140	10,212
Daetwyler Holding AG, Bearer Shares	196	27,196
DKSH Holding AG	899	71,248
dormakaba Holding AG	107	77,671
Flughafen Zurich AG	252	62,007
Forbo Holding AG	30	30,911
Geberit AG	290	170,530
Georg Fischer AG	1,247	96,654
Givaudan SA	16	72,105

Avantis Responsible International Equity ETF
	Shares	Value
Helvetia Holding AG	518	$97,320
Huber & Suhner AG	466	40,386
Idorsia Ltd.(1)	261	396
Implenia AG	377	15,289
Inficon Holding AG	50	64,492
Interroll Holding AG	17	40,931
Intershop Holding AG	30	4,592
Julius Baer Group Ltd.	3,418	230,662
Kardex Holding AG	110	31,909
Kuehne & Nagel International AG	738	170,256
LEM Holding SA(2)	15	14,023
Leonteq AG	218	4,367
Logitech International SA	1,693	167,761
Lonza Group AG	484	307,314
Medmix AG(2)	776	9,722
Mobilezone Holding AG(2)	927	12,613
Mobimo Holding AG	83	28,308
Montana Aerospace AG(1)	931	18,058
Nestle SA	5,897	569,258
Novartis AG, ADR	11,733	1,279,484
OC Oerlikon Corp. AG Pfaffikon	454	2,061
Orior AG(2)	273	9,025
Partners Group Holding AG	376	556,767
Peach Property Group AG(1)(2)	188	1,646
PolyPeptide Group AG(1)	280	6,403
PSP Swiss Property AG	557	82,071
Roche Holding AG	4,127	1,374,415
Roche Holding AG, Bearer Shares	153	53,693
Schindler Holding AG	232	68,386
Schindler Holding AG, Bearer Participation Certificate	390	119,736
Schweiter Technologies AG	6	2,970
SGS SA	1,206	123,984
Siegfried Holding AG	89	95,297
SIG Group AG(1)	704	13,990
Sika AG	1,161	296,007
SKAN Group AG	211	17,103
Softwareone Holding AG(1)	1,446	9,803
Sonova Holding AG	191	61,472
St. Galler Kantonalbank AG	52	27,327
Stadler Rail AG	1,487	33,819
Straumann Holding AG	797	108,529
Sulzer AG	465	80,981
Swatch Group AG	731	27,851
Swatch Group AG, Bearer Shares(2)	403	78,480
Swiss Life Holding AG	496	433,835
Swiss Prime Site AG	1,054	121,543
Swiss Re AG	2,579	414,573
Swisscom AG	441	251,410
Swissquote Group Holding SA	165	67,622
Temenos AG	772	63,581
TX Group AG	33	7,640
UBS Group AG(2)	24,738	848,266
Valiant Holding AG	269	34,501
Vontobel Holding AG	472	34,752

Avantis Responsible International Equity ETF
	Shares	Value
Zehnder Group AG	447	$26,837
Zurich Insurance Group AG	1,211	800,094
		12,703,939
United Kingdom — 12.9%
3i Group PLC	19,710	986,502
4imprint Group PLC	1,234	81,546
abrdn PLC	20,535	41,088
Admiral Group PLC	6,038	218,920
Advanced Medical Solutions Group PLC	120	319
AG Barr PLC	1,581	12,074
Airtel Africa PLC	7,779	14,021
AJ Bell PLC	9,713	52,011
Alliance Pharma PLC(1)	3,707	2,910
Anglo American PLC	14,603	430,410
Antofagasta PLC	4,265	94,003
Ashmore Group PLC	6,180	11,561
Ashtead Group PLC	6,945	423,222
ASOS PLC(1)(2)	473	1,996
AstraZeneca PLC, ADR	12,913	984,100
Auto Trader Group PLC	15,976	156,813
Aviva PLC	17,993	123,800
B&M European Value Retail SA	15,450	54,245
BAE Systems PLC	11,954	213,756
Barclays PLC, ADR	53,655	849,895
Barratt Redrow PLC	12,925	69,911
Beazley PLC	14,749	163,774
Bellway PLC	1,768	52,506
Berkeley Group Holdings PLC	1,190	54,150
Bloomsbury Publishing PLC	2,816	21,752
Bodycote PLC	4,773	38,812
BT Group PLC(2)	92,304	186,118
Bunzl PLC	1,190	50,630
Burberry Group PLC	8,805	121,121
Bytes Technology Group PLC	5,314	28,177
Canal & SA(1)	9,479	20,747
Central Asia Metals PLC	7,873	15,235
Centrica PLC	115,062	217,144
Chemring Group PLC	6,947	32,668
Clarkson PLC	518	28,897
Close Brothers Group PLC(1)	3,501	14,658
CMC Markets PLC	3,530	9,197
Coats Group PLC	62,660	69,102
Coca-Cola HBC AG(1)	4,125	174,800
Compass Group PLC	9,726	340,468
Computacenter PLC	2,120	57,389
ConvaTec Group PLC	9,131	29,935
Crest Nicholson Holdings PLC	6,224	12,405
Croda International PLC	883	36,840
De La Rue PLC(1)	1,379	2,081
Deliveroo PLC(1)	7,226	12,341
DFS Furniture PLC	10,801	18,280
Diageo PLC, ADR	3,744	407,422
Direct Line Insurance Group PLC	17,487	61,236
Domino's Pizza Group PLC	1,508	5,530

Avantis Responsible International Equity ETF
	Shares	Value
dotdigital group PLC	2,241	$2,149
Dowlais Group PLC	10,251	9,024
Dr. Martens PLC	1,282	1,071
Drax Group PLC	8,997	69,198
Dunelm Group PLC	3,891	47,782
Elementis PLC	11,903	22,749
Experian PLC	5,252	250,190
Firstgroup PLC	26,990	54,349
Forterra PLC	7,443	14,319
Foxtons Group PLC	12,062	9,403
Frasers Group PLC(1)	3,237	25,485
Frontier Developments PLC(1)	147	356
Funding Circle Holdings PLC(1)	16,084	21,528
Games Workshop Group PLC	1,050	189,864
Gamma Communications PLC	1,981	33,041
Genus PLC	48	1,114
Georgia Capital PLC(1)	520	9,491
Grafton Group PLC	5,672	59,726
Grainger PLC	14,430	37,590
Greggs PLC	3,419	90,772
GSK PLC, ADR(2)	16,479	619,446
Gym Group PLC(1)	1,381	2,246
Haleon PLC, ADR(2)	16,906	172,103
Halfords Group PLC	3,648	5,610
Halma PLC	157	5,566
Hargreaves Lansdown PLC	7,544	105,132
Hays PLC	38,579	34,379
Helios Towers PLC(1)	17,406	21,556
Hikma Pharmaceuticals PLC	5,025	137,018
Hiscox Ltd.	7,688	115,143
Hollywood Bowl Group PLC	6,800	22,568
Howden Joinery Group PLC	14,527	142,165
HSBC Holdings PLC, ADR(2)	27,855	1,668,793
Ibstock PLC	9,891	20,260
IG Group Holdings PLC	8,129	97,785
IMI PLC	2,842	72,271
Impax Asset Management Group PLC	3,370	7,336
Inchcape PLC	6,520	55,796
Informa PLC	898	9,768
InterContinental Hotels Group PLC	618	77,423
Intermediate Capital Group PLC	4,349	125,913
International Distribution Services PLC	19,172	88,104
International Workplace Group PLC	13,812	34,756
Intertek Group PLC	1,775	115,204
Investec PLC	9,417	61,361
IP Group PLC(1)	12,733	6,919
ITV PLC	76,280	68,384
J D Wetherspoon PLC	2,815	21,111
J Sainsbury PLC	38,455	125,400
JD Sports Fashion PLC	49,004	48,414
Johnson Matthey PLC	3,033	54,835
Johnson Service Group PLC	22,596	37,348
Jubilee Metals Group PLC(1)(2)	7,916	333
Jupiter Fund Management PLC	3,692	3,414

Avantis Responsible International Equity ETF
	Shares	Value
Just Group PLC	16,383	$34,613
Kainos Group PLC	1,547	13,434
Kingfisher PLC	24,078	75,206
Lancashire Holdings Ltd.	3,926	30,499
Legal & General Group PLC	33,274	103,034
Lion Finance Group PLC	1,181	78,846
Liontrust Asset Management PLC	2,676	13,896
Lloyds Banking Group PLC, ADR(2)	191,287	717,326
London Stock Exchange Group PLC	855	127,846
M&G PLC	22,445	59,948
Man Group PLC	32,132	86,515
Marks & Spencer Group PLC	59,439	266,776
Marshalls PLC	1,215	3,751
Marston's PLC(1)	12,037	6,421
Me Group International PLC	5,119	12,484
Mears Group PLC	3,833	17,631
Metro Bank Holdings PLC(1)	960	1,070
Mitchells & Butlers PLC(1)	5,167	14,497
Molten Ventures PLC(1)	4,257	16,228
Mondi PLC	6,865	106,727
MONY Group PLC	9,846	24,419
Morgan Advanced Materials PLC	6,799	18,479
Morgan Sindall Group PLC	1,399	58,856
NatWest Group PLC, ADR(2)	34,376	420,418
Next 15 Group PLC	2,312	8,784
Next PLC	2,645	335,421
Nexxen International Ltd.(1)	508	4,137
Ninety One PLC	5,104	8,986
Ocado Group PLC(1)	5,866	19,330
OSB Group PLC	9,951	56,232
Oxford Nanopore Technologies PLC(1)	3,685	5,218
Pagegroup PLC	10,810	43,667
Paragon Banking Group PLC	5,421	51,648
PayPoint PLC	2,378	19,156
Pearson PLC, ADR(2)	6,095	105,200
Pennon Group PLC(2)	7,215	38,132
Persimmon PLC	3,041	46,322
Pets at Home Group PLC	2,830	8,420
Phoenix Group Holdings PLC	4,282	28,045
Pinewood Technologies Group PLC	499	2,292
Plus500 Ltd.	3,181	112,257
Prax Exploration & Production PLC(1)	44,885	999
Premier Foods PLC	8,265	19,071
Prudential PLC, ADR	3,306	60,797
QinetiQ Group PLC	10,804	55,230
Quilter PLC	65,467	124,576
Rathbones Group PLC	910	18,460
Reach PLC	19,189	20,646
Reckitt Benckiser Group PLC	5,068	335,438
RELX PLC, ADR	9,115	440,893
Renewi PLC	590	6,328
Renishaw PLC	188	6,856
Rentokil Initial PLC	6,058	30,413
Ricardo PLC	2,015	5,721

Avantis Responsible International Equity ETF
	Shares	Value
Rightmove PLC	11,242	$95,258
Rolls-Royce Holdings PLC(1)	27,328	257,987
RS Group PLC	3,876	29,873
RWS Holdings PLC	2,012	3,138
Sage Group PLC	5,091	81,604
Schroders PLC	6,155	28,730
Senior PLC	1,051	2,144
Severn Trent PLC	2,677	84,514
SIG PLC(1)	48,062	7,331
Smith & Nephew PLC, ADR	4,128	119,547
Smiths Group PLC	2,069	52,667
Softcat PLC	3,965	75,298
Spectris PLC	1,295	47,242
Speedy Hire PLC	7,713	1,833
Spirax Group PLC	268	24,746
Spire Healthcare Group PLC	6,626	18,907
Spirent Communications PLC(1)	7,680	17,917
SSE PLC	7,332	141,346
SSP Group PLC	16,333	34,476
St. James's Place PLC	11,051	148,111
Standard Chartered PLC	33,126	533,338
SThree PLC	2,269	6,962
Strix Group PLC(1)	2,815	1,725
Synthomer PLC(1)	4,424	7,325
Taylor Wimpey PLC	84,333	121,041
TBC Bank Group PLC	1,382	74,825
Tesco PLC	60,753	291,312
THG PLC(1)(2)	22,927	9,661
TI Fluid Systems PLC	11,873	29,316
TP ICAP Group PLC	7,865	25,767
Travis Perkins PLC	3,829	31,548
TUI AG(1)	9,222	67,163
Unilever PLC, ADR	8,402	475,553
United Utilities Group PLC	8,342	103,170
Vanquis Banking Group PLC	9,732	6,493
Vertu Motors PLC	9,677	6,312
Vesuvius PLC	5,462	28,143
Vistry Group PLC(1)	5,139	39,896
Vodafone Group PLC, ADR	25,684	226,276
Watkin Jones PLC(1)(2)	1,419	542
Weir Group PLC	4,305	132,565
WH Smith PLC	1,625	23,730
Whitbread PLC	2,066	69,781
Wickes Group PLC	15,313	30,482
Wise PLC, Class A(1)	16,979	212,865
WPP PLC, ADR(2)	869	35,247
XP Power Ltd.(1)	636	8,258
Yellow Cake PLC(1)	5,335	30,182
YouGov PLC	1,144	5,126
Zigup PLC	8,830	34,721
		20,509,168
United States — 0.6%
Atlassian Corp., Class A(1)	568	161,460
Gen Digital, Inc.(1)	2	55

Avantis Responsible International Equity ETF
	Shares	Value
Golar LNG Ltd.	3,038	$116,477
International Paper Co.	3,881	214,331
Newmont Corp.	4,220	179,157
Primo Brands Corp., Class A	2,500	84,225
Quanex Building Products Corp. (London)	32	616
Smurfit WestRock PLC	4,081	212,498
Viemed Healthcare, Inc.(1)	1,354	10,615
		979,434
TOTAL COMMON STOCKS (Cost $127,483,352)		157,822,008
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	1
Canada — 0.0%
Constellation Software, Inc.(1)	144	1
Italy — 0.0%
Fincantieri SpA(1)	3,546	2,836
Haiki Cobat SpA Societa' Benefit(1)	18	2
Innovatec SpA(1)	18	1
		2,839
TOTAL WARRANTS (Cost $—)		2,841
RIGHTS — 0.0%
Sweden — 0.0%
AcadeMedia AB(1)	202	10
Cint Group AB(1)	98	14
		24
United States — 0.0%
Resolute Forest Products, Inc.(1)	1,220	12
TOTAL RIGHTS (Cost $1,395)		36
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	300,677	300,677
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,371,011	4,371,011
TOTAL SHORT-TERM INVESTMENTS (Cost $4,671,688)		4,671,688
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $132,156,435)		162,496,573
OTHER ASSETS AND LIABILITIES — (2.5)%		(4,010,859)
TOTAL NET ASSETS — 100.0%		$158,485,714

Avantis Responsible International Equity ETF
MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.3%
Industrials	18.8%
Consumer Discretionary	13.1%
Health Care	8.4%
Information Technology	7.8%
Materials	7.4%
Consumer Staples	5.6%
Communication Services	4.8%
Real Estate	2.2%
Utilities	2.0%
Energy	0.2%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,129,251. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,513,964, which includes securities collateral of $6,142,953.

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF
Assets
Investment securities, at value (cost of $6,843,235,397 and $72,710,802, respectively) — including $463,159,281 and $825,792, respectively, of securities on loan	$7,427,898,791	$65,983,678
Investment made with cash collateral received for securities on loan, at value (cost of $82,836,716 and $788,236, respectively)	82,836,716	788,236
Total investment securities, at value (cost of $6,926,072,113 and $73,499,038, respectively)	7,510,735,507	66,771,914
Cash	1,564	—
Foreign currency holdings, at value (cost of $682,715 and $6,102, respectively)	680,874	6,093
Receivable for investments sold	557,887	17,801
Receivable for capital shares sold	11,830,540	—
Dividends and interest receivable	13,834,648	164,973
Securities lending receivable	2,265,067	327
Other assets	8,846	—
	7,539,914,933	66,961,108

Liabilities
Payable for collateral received for securities on loan	82,836,716	788,236
Payable for investments purchased	7,659,507	—
Accrued management fees	1,895,812	18,660
Accrued foreign taxes	26,736,483	—
	119,128,518	806,896

Net Assets	$7,420,786,415	$66,154,212

Shares outstanding (unlimited number of shares authorized)	125,450,000	1,380,000

Net Asset Value Per Share	$59.15	$47.94

Net Assets Consist of:
Capital paid in	$7,001,277,416	$73,013,026
Distributable earnings (loss)	419,508,999	(6,858,814)
	$7,420,786,415	$66,154,212

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Assets
Investment securities, at value (cost of $26,717,117 and $516,918,857, respectively) — including $1,467,925 and $23,507,352, respectively, of securities on loan	$26,089,258	$537,143,749
Investment made with cash collateral received for securities on loan, at value (cost of $487,484 and $4,907,040, respectively)	487,484	4,907,040
Total investment securities, at value (cost of $27,204,601 and $521,825,897, respectively)	26,576,742	542,050,789
Foreign currency holdings, at value (cost of $2,360 and $101,794, respectively)	2,355	101,464
Dividends and interest receivable	65,364	1,299,437
Securities lending receivable	2,237	122,577
	26,646,698	543,574,267

Liabilities
Payable for collateral received for securities on loan	487,484	4,907,040
Payable for investments purchased	1,468	9,050
Accrued management fees	9,240	147,872
Accrued foreign taxes	—	2,847,467
	498,192	7,911,429

Net Assets	$26,148,506	$535,662,838

Shares outstanding (unlimited number of shares authorized)	500,000	11,640,000

Net Asset Value Per Share	$52.30	$46.02

Net Assets Consist of:
Capital paid in	$27,215,522	$547,500,633
Distributable earnings (loss)	(1,067,016)	(11,837,795)
	$26,148,506	$535,662,838

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Assets
Investment securities, at value (cost of $5,049,605,681 and $533,474,583, respectively) — including $238,321,195 and $28,229,853, respectively, of securities on loan	$5,815,074,058	$581,009,768
Investment made with cash collateral received for securities on loan, at value (cost of $105,320,763 and $10,035,279, respectively)	105,320,763	10,035,279
Total investment securities, at value (cost of $5,154,926,444 and $543,509,862, respectively)	5,920,394,821	591,045,047
Cash	—	28,482
Foreign currency holdings, at value (cost of $184,021 and $15,925, respectively)	183,324	15,895
Receivable for investments sold	141,904	9,408,763
Receivable for capital shares sold	42,592,450	—
Dividends and interest receivable	15,124,738	1,223,273
Securities lending receivable	56,402	14,386
	5,978,493,639	601,735,846

Liabilities
Disbursements in excess of demand deposit cash	1,544,009	—
Payable for collateral received for securities on loan	105,320,763	10,035,279
Payable for investments purchased	35,025,668	9,261,171
Accrued management fees	1,008,942	108,806
	142,899,382	19,405,256

Net Assets	$5,835,594,257	$582,330,590

Shares outstanding (unlimited number of shares authorized)	88,900,000	10,410,000

Net Asset Value Per Share	$65.64	$55.94

Net Assets Consist of:
Capital paid in	$5,107,419,531	$545,150,066
Distributable earnings (loss)	728,174,726	37,180,524
	$5,835,594,257	$582,330,590

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Assets
Investment securities, at value (cost of $44,068,538 and $6,725,709,105, respectively) — including $2,369,556 and $210,576,736, respectively, of securities on loan	$44,861,850	$7,194,186,301
Investment made with cash collateral received for securities on loan, at value (cost of $963,727 and $65,515,319, respectively)	963,727	65,515,319
Total investment securities, at value (cost of $45,032,265 and $6,791,224,424, respectively)	45,825,577	7,259,701,620
Foreign currency holdings, at value (cost of $8,001 and $307,462, respectively)	7,970	305,399
Receivable for investments sold	14,350	—
Receivable for capital shares sold	—	54,762,648
Dividends and interest receivable	72,559	16,560,800
Securities lending receivable	2,093	140,675
	45,922,549	7,331,471,142

Liabilities
Payable for collateral received for securities on loan	963,727	65,515,319
Payable for investments purchased	2,233	51,868,307
Accrued management fees	10,427	1,956,065
	976,387	119,339,691

Net Assets	$44,946,162	$7,212,131,451

Shares outstanding (unlimited number of shares authorized)	840,000	106,740,000

Net Asset Value Per Share	$53.51	$67.57

Net Assets Consist of:
Capital paid in	$43,485,668	$6,729,180,929
Distributable earnings (loss)	1,460,494	482,950,522
	$44,946,162	$7,212,131,451

See Notes to Financial Statements.

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Assets
Investment securities, at value (cost of $83,216,105 and $127,785,424, respectively) — including $1,772,170 and $10,129,251, respectively, of securities on loan	$94,317,991	$158,125,562
Investment made with cash collateral received for securities on loan, at value (cost of $1,004,773 and $4,371,011, respectively)	1,004,773	4,371,011
Total investment securities, at value (cost of $84,220,878 and $132,156,435, respectively)	95,322,764	162,496,573
Foreign currency holdings, at value (cost of $946,903 and $3,011, respectively)	946,901	2,990
Receivable for investments sold	9,143	20,527
Dividends and interest receivable	175,012	358,313
Securities lending receivable	4,446	6,088
	96,458,266	162,884,491

Liabilities
Payable for collateral received for securities on loan	1,004,773	4,371,011
Payable for investments purchased	1,107,528	—
Accrued management fees	21,946	27,766
Accrued foreign taxes	473,245	—
	2,607,492	4,398,777

Net Assets	$93,850,774	$158,485,714

Shares outstanding (unlimited number of shares authorized)	1,850,000	2,650,000

Net Asset Value Per Share	$50.73	$59.81

Net Assets Consist of:
Capital paid in	$85,217,847	$128,582,609
Distributable earnings (loss)	8,632,927	29,903,105
	$93,850,774	$158,485,714

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,058,439 and $85,826, respectively)	$64,560,460	$521,751
Securities lending, net	1,413,418	2,575
Interest	177,618	3,576
	66,151,496	527,902

Expenses:
Management fees	11,530,106	93,962
Trustees' fees and expenses	—	471
Other expenses	103	52
	11,530,209	94,485

Net investment income (loss)	54,621,287	433,417

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $(16,285) and $(13), respectively)	937,270	(75,115)
Foreign currency translation transactions	(1,409,281)	(96,726)
	(472,011)	(171,841)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $50,203,463 and $79,395, respectively)	(182,186,058)	(7,472,796)
Translation of assets and liabilities in foreign currencies	(116,099)	(765)
	(182,302,157)	(7,473,561)

Net realized and unrealized gain (loss)	(182,774,168)	(7,645,402)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(128,152,881)	$(7,211,985)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $26,538 and $776,284, respectively)	$257,308	$5,407,805
Securities lending, net	14,618	82,681
Interest	1,548	18,123
	273,474	5,508,609

Expenses:
Management fees	55,803	928,203
Trustees' fees and expenses	226	—
Other expenses	—	139
	56,029	928,342

Net investment income (loss)	217,445	4,580,267

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $268 and $6,950, respectively)	(177,918)	4,333,430
Foreign currency translation transactions	(7,927)	(104,206)
	(185,845)	4,229,224

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $154,329 and $4,030,895, respectively)	(1,331,390)	(31,992,894)
Translation of assets and liabilities in foreign currencies	134	(13,569)
	(1,331,256)	(32,006,463)

Net realized and unrealized gain (loss)	(1,517,101)	(27,777,239)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,299,656)	$(23,196,972)

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,399,514 and $482,202, respectively)	$56,026,081	$4,934,834
Securities lending, net	439,545	34,304
Interest	111,163	15,403
	56,576,789	4,984,541

Expenses:
Management fees	6,088,271	594,853
Other expenses	2,303	1,226
	6,090,574	596,079

Net investment income (loss)	50,486,215	4,388,462

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	35,621,885	6,374,338
Foreign currency translation transactions	(797,014)	(88,545)
	34,824,871	6,285,793

Change in net unrealized appreciation (depreciation) on:
Investments	(34,640,164)	6,923,903
Translation of assets and liabilities in foreign currencies	(488,233)	(43,519)
	(35,128,397)	6,880,384

Net realized and unrealized gain (loss)	(303,526)	13,166,177

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,182,689	$17,554,639

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $57,559 and $10,452,898, respectively)	$459,112	$103,936,148
Securities lending, net	10,778	1,222,713
Interest	2,276	217,181
	472,166	105,376,042

Expenses:
Management fees	60,926	11,740,790
Trustees' fees and expenses	341	—
Other expenses	275	53,055
	61,542	11,793,845

Net investment income (loss)	410,624	93,582,197

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	845,873	342,994,704
Foreign currency translation transactions	(5,507)	(2,360,918)
	840,366	340,633,786

Change in net unrealized appreciation (depreciation) on:
Investments	(1,670,763)	(424,083,466)
Translation of assets and liabilities in foreign currencies	(196)	(405,129)
	(1,670,959)	(424,488,595)

Net realized and unrealized gain (loss)	(830,593)	(83,854,809)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(419,969)	$9,727,388

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $102,288 and $148,527, respectively)	$668,751	$1,392,630
Securities lending, net	13,021	15,227
Interest	4,090	7,761
	685,862	1,415,618

Expenses:
Management fees	136,415	169,636

Net investment income (loss)	549,447	1,245,982

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $249 and $—, respectively)	(569,326)	173,351
Foreign currency translation transactions	(7,139)	(19,491)
	(576,465)	153,860

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $502,912 and $—, respectively)	(1,599,982)	1,426,149
Translation of assets and liabilities in foreign currencies	(750)	(11,110)
	(1,600,732)	1,415,039

Net realized and unrealized gain (loss)	(2,177,197)	1,568,899

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,627,750)	$2,814,881

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis Emerging Markets Equity ETF		Avantis Emerging Markets ex-China Equity ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024(1)
Operations
Net investment income (loss)	$54,621,287	$139,816,123	$433,417	$162,317
Net realized gain (loss)	(472,011)	(29,127,887)	(171,841)	(57,747)
Change in net unrealized appreciation (depreciation)	(182,302,157)	701,246,799	(7,473,561)	745,665
Net increase (decrease) in net assets resulting from operations	(128,152,881)	811,935,035	(7,211,985)	850,235

Distributions to Shareholders
From earnings	(151,319,675)	(144,404,580)	(464,040)	(33,024)

Capital Share Transactions
Proceeds from shares sold	1,439,324,397	1,813,823,350	48,084,895	24,897,258
Payments for shares redeemed	(22,129,940)	(9,194,430)	—	—
Other capital	33,429	66,571	18,524	12,349
Net increase (decrease) in net assets from capital share transactions	1,417,227,886	1,804,695,491	48,103,419	24,909,607

Net increase (decrease) in net assets	1,137,755,330	2,472,225,946	40,427,394	25,726,818

Net Assets
Beginning of period	6,283,031,085	3,810,805,139	25,726,818	—
End of period	$7,420,786,415	$6,283,031,085	$66,154,212	$25,726,818

Transactions in Shares of the Funds
Sold	23,600,000	31,750,000	900,000	480,000
Redeemed	(350,000)	(150,000)	—	—
Net increase (decrease) in shares of the funds	23,250,000	31,600,000	900,000	480,000
(1)March 19, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis Emerging Markets Small Cap Equity ETF		Avantis Emerging Markets Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024(1)	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$217,445	$358,705	$4,580,267	$13,569,528
Net realized gain (loss)	(185,845)	(28,634)	4,229,224	(742,145)
Change in net unrealized appreciation (depreciation)	(1,331,256)	703,349	(32,006,463)	48,647,546
Net increase (decrease) in net assets resulting from operations	(1,299,656)	1,033,420	(23,196,972)	61,474,929

Distributions to Shareholders
From earnings	(647,600)	(153,180)	(15,134,496)	(14,181,360)

Capital Share Transactions
Proceeds from shares sold	5,721,626	21,475,758	96,125,847	204,383,774
Payments for shares redeemed	—	—	(22,836,480)	(40,503,072)
Other capital	—	18,138	74,163	196,948
Net increase (decrease) in net assets from capital share transactions	5,721,626	21,493,896	73,363,530	164,077,650

Net increase (decrease) in net assets	3,774,370	22,374,136	35,032,062	211,371,219

Net Assets
Beginning of period	22,374,136	—	500,630,776	289,259,557
End of period	$26,148,506	$22,374,136	$535,662,838	$500,630,776

Transactions in Shares of the Funds
Sold	100,000	400,000	2,000,000	4,360,000
Redeemed	—	—	(480,000)	(840,000)
Net increase (decrease) in shares of the funds	100,000	400,000	1,520,000	3,520,000
(1)November 7, 2023 (fund inception) through August 31, 2024.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis International Equity ETF		Avantis International Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$50,486,215	$121,513,671	$4,388,462	$11,376,899
Net realized gain (loss)	34,824,871	(2,555,526)	6,285,793	21,419,119
Change in net unrealized appreciation (depreciation)	(35,128,397)	628,126,558	6,880,384	24,347,720
Net increase (decrease) in net assets resulting from operations	50,182,689	747,084,703	17,554,639	57,143,738

Distributions to Shareholders
From earnings	(71,493,410)	(130,956,450)	(5,701,008)	(12,584,892)

Capital Share Transactions
Proceeds from shares sold	743,653,545	1,445,540,134	192,159,222	242,726,111
Payments for shares redeemed	(113,770,300)	(40,340,045)	(43,337,631)	(117,531,000)
Other capital	—	22,197	24,882	20,466
Net increase (decrease) in net assets from capital share transactions	629,883,245	1,405,222,286	148,846,473	125,215,577

Net increase (decrease) in net assets	608,572,524	2,021,350,539	160,700,104	169,774,423

Net Assets
Beginning of period	5,227,021,733	3,205,671,194	421,630,486	251,856,063
End of period	$5,835,594,257	$5,227,021,733	$582,330,590	$421,630,486

Transactions in Shares of the Funds
Sold	11,700,000	23,800,000	3,600,000	4,680,000
Redeemed	(1,800,000)	(650,000)	(810,000)	(2,220,000)
Net increase (decrease) in shares of the funds	9,900,000	23,150,000	2,790,000	2,460,000

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis International Small Cap Equity ETF		Avantis International Small Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$410,624	$392,392	$93,582,197	$161,928,595
Net realized gain (loss)	840,366	(87,085)	340,633,786	98,004,528
Change in net unrealized appreciation (depreciation)	(1,670,959)	2,603,571	(424,488,595)	857,796,821
Net increase (decrease) in net assets resulting from operations	(419,969)	2,908,878	9,727,388	1,117,729,944

Distributions to Shareholders
From earnings	(588,696)	(306,696)	(154,158,165)	(175,482,258)

Capital Share Transactions
Proceeds from shares sold	10,660,049	30,966,760	1,570,661,319	2,780,473,656
Payments for shares redeemed	(2,183,036)	—	(822,019,815)	(566,885,106)
Other capital	4,200	8,178	—	7,896
Net increase (decrease) in net assets from capital share transactions	8,481,213	30,974,938	748,641,504	2,213,596,446

Net increase (decrease) in net assets	7,472,548	33,577,120	604,210,727	3,155,844,132

Net Assets
Beginning of period	37,473,614	3,896,494	6,607,920,724	3,452,076,592
End of period	$44,946,162	$37,473,614	$7,212,131,451	$6,607,920,724

Transactions in Shares of the Funds
Sold	200,000	600,000	23,460,000	46,080,000
Redeemed	(40,000)	—	(12,210,000)	(9,060,000)
Net increase (decrease) in shares of the funds	160,000	600,000	11,250,000	37,020,000

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis Responsible Emerging Markets Equity ETF		Avantis Responsible International Equity ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$549,447	$1,722,987	$1,245,982	$3,691,231
Net realized gain (loss)	(576,465)	912,996	153,860	1,084,223
Change in net unrealized appreciation (depreciation)	(1,600,732)	8,795,464	1,415,039	21,674,506
Net increase (decrease) in net assets resulting from operations	(1,627,750)	11,431,447	2,814,881	26,449,960

Distributions to Shareholders
From earnings	(1,761,600)	(2,117,050)	(1,964,265)	(3,921,780)

Capital Share Transactions
Proceeds from shares sold	15,754,502	17,343,870	8,549,250	27,958,155
Payments for shares redeemed	—	(2,617,900)	—	(2,968,205)
Other capital	18,951	22,271	9,128	7,775
Net increase (decrease) in net assets from capital share transactions	15,773,453	14,748,241	8,558,378	24,997,725

Net increase (decrease) in net assets	12,384,103	24,062,638	9,408,994	47,525,905

Net Assets
Beginning of period	81,466,671	57,404,033	149,076,720	101,550,815
End of period	$93,850,774	$81,466,671	$158,485,714	$149,076,720

Transactions in Shares of the Funds
Sold	300,000	350,000	150,000	550,000
Redeemed	—	(50,000)	—	(50,000)
Net increase (decrease) in shares of the funds	300,000	300,000	150,000	500,000

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity ETF, Avantis Emerging Markets ex-China Equity ETF, Avantis Emerging Markets Small Cap Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Equity ETF, Avantis International Large Cap Value ETF, Avantis International Small Cap Equity ETF, Avantis International Small Cap Value ETF, Avantis Responsible Emerging Markets Equity ETF and Avantis Responsible International Equity ETF (collectively, the funds) are ten funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of Avantis Emerging Markets ex-China Equity ETF are listed for trading on The Nasdaq Stock Market LLC. Shares of the remaining funds are listed for trading on the NYSE Arca, Inc. Avantis Emerging Markets ex-China Equity ETF incepted on March 19, 2024. Avantis Emerging Markets Small Cap Equity ETF incepted on November 7, 2023.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Emerging Markets Equity ETF
Common Stocks	$82,836,716	—	—	—	$82,836,716
Gross amount of recognized liabilities for securities lending transactions					$82,836,716

Avantis Emerging Markets ex-China Equity ETF
Common Stocks	$788,236	—	—	—	$788,236
Gross amount of recognized liabilities for securities lending transactions					$788,236

Avantis Emerging Markets Small Cap Equity ETF
Common Stocks	$487,484	—	—	—	$487,484
Gross amount of recognized liabilities for securities lending transactions					$487,484

Avantis Emerging Markets Value ETF
Common Stocks	$4,907,040	—	—	—	$4,907,040
Gross amount of recognized liabilities for securities lending transactions					$4,907,040

Avantis International Equity ETF
Common Stocks	$105,314,956	—	—	—	$105,314,956
Warrants	5,807	—	—	—	5,807
Total Borrowings	$105,320,763	—	—	—	$105,320,763
Gross amount of recognized liabilities for securities lending transactions					$105,320,763

Avantis International Large Cap Value ETF
Common Stocks	$10,035,279	—	—	—	$10,035,279
Gross amount of recognized liabilities for securities lending transactions					$10,035,279

Avantis International Small Cap Equity ETF
Common Stocks	$963,726	—	—	—	$963,726
Warrants	1	—	—	—	1
Total Borrowings	$963,727	—	—	—	$963,727
Gross amount of recognized liabilities for securities lending transactions					$963,727

Avantis International Small Cap Value ETF
Common Stocks	$65,451,361	—	—	—	$65,451,361
Warrants	63,958	—	—	—	63,958
Total Borrowings	$65,515,319	—	—	—	$65,515,319
Gross amount of recognized liabilities for securities lending transactions					$65,515,319

Avantis Responsible Emerging Markets Equity ETF
Common Stocks	$1,004,773	—	—	—	$1,004,773
Gross amount of recognized liabilities for securities lending transactions					$1,004,773

Avantis Responsible International Equity ETF
Common Stocks	$4,371,011	—	—	—	$4,371,011
Gross amount of recognized liabilities for securities lending transactions					$4,371,011
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century ETF Trust own, in aggregate, 18%, 8%, 13% and 11% of the shares of Avantis Emerging Markets Small Cap Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Large Cap Value ETF and Avantis International Small Cap Equity ETF, respectively.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Emerging Markets Equity ETF	0.33%
Avantis Emerging Markets ex-China Equity ETF	0.33%
Avantis Emerging Markets Small Cap Equity ETF	0.42%
Avantis Emerging Markets Value ETF	0.36%
Avantis International Equity ETF	0.23%
Avantis International Large Cap Value ETF	0.25%
Avantis International Small Cap Equity ETF	0.30%
Avantis International Small Cap Value ETF	0.36%
Avantis Responsible Emerging Markets Equity ETF	0.33%
Avantis Responsible International Equity ETF	0.23%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2025 were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Purchases	$957,494,630	$33,572,276	$4,953,412	$90,035,750	$284,816,712
Sales	$13,682,643	$631,149	$746,844	$8,741,390	$102,161,983

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Purchases	$89,235,992	$8,352,004	$615,166,998	$15,831,892	$8,887,239
Sales	$18,484,784	$911,866	$49,933,449	$2,093,192	$699,303

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Emerging Markets Equity ETF	$396,181,054	$21,586,550	$8,210,438
Avantis Emerging Markets ex-China Equity ETF	$14,873,958	—	—
Avantis Emerging Markets Small Cap Equity ETF	$1,091,675	—	—
Avantis Emerging Markets Value ETF	$4,236,049	$22,564,091	$6,352,868
Avantis International Equity ETF	$542,807,336	$112,770,644	$47,664,512
Avantis International Large Cap Value ETF	$119,970,190	$43,033,198	$10,047,376
Avantis International Small Cap Equity ETF	$3,206,393	$2,130,165	$781,677
Avantis International Small Cap Value ETF	$982,105,064	$807,065,061	$333,721,030
Avantis Responsible Emerging Markets Equity ETF	$802,123	—	—
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Emerging Markets Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$206,842,346	$140,374,483	—
Chile	9,079,026	31,813,754	—
China	498,624,525	1,587,492,452	—
Colombia	7,333,177	2,784,140	—
Czech Republic	—	12,575,555	—
Egypt	—	6,725,520	—
Greece	—	42,254,028	—
Hong Kong	—	5,792,052	—
Hungary	—	22,234,473	—
India	107,055,276	1,241,417,777	—
Indonesia	6,843,160	102,120,063	—
Malaysia	—	118,484,172	—
Mexico	55,144,277	114,443,596	—
Peru	23,213,834	—	—
Philippines	2,412,559	42,531,460	—
Poland	—	87,713,379	—
Russia	—	38	—
Singapore	—	43,589	—
South Africa	52,264,244	216,339,246	—
South Korea	72,943,256	732,778,192	—
Taiwan	477,960,897	1,187,500,771	—
Thailand	—	126,655,586	—
Turkey	4,753,790	65,974,454	—
United States	9,621,323	—	—
Warrants	—	108,815	—
Rights	—	124	—
Short-Term Investments	88,486,098	—	—
	$1,622,577,788	$5,888,157,719	—

Avantis Emerging Markets ex-China Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$2,740,409	$2,342,418	—
Chile	110,541	497,580	—
Colombia	51,831	87,290	—
Czech Republic	—	146,206	—
Egypt	—	81,792	—
Greece	—	639,009	—
Hungary	—	291,028	—
India	1,485,887	14,411,272	—
Indonesia	78,219	1,580,759	—
Malaysia	—	1,743,354	—
Mexico	627,398	1,694,695	—
Peru	320,380	—	—
Philippines	28,021	578,778	—
Poland	—	1,277,642	—
South Africa	370,148	3,431,902	—
South Korea	651,574	8,114,460	—
Taiwan	5,858,861	13,693,811	—
Thailand	—	1,859,364	—
Turkey	56,152	1,007,539	—
Warrants	—	782	—
Rights	—	70	—
Short-Term Investments	912,742	—	—
	$13,292,163	$53,479,751	—

Avantis Emerging Markets Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$388,596	$1,533,484	—
Chile	—	176,756	—
China	1,034,236	4,986,132	—
Greece	—	133,031	—
Hong Kong	—	10,507	—
Hungary	—	76,688	—
India	—	3,999,601	—
Indonesia	—	554,113	—
Malaysia	—	626,833	—
Mexico	149,221	507,768	—
Philippines	—	210,938	—
Poland	—	368,396	—
South Africa	—	870,941	—
South Korea	—	3,176,414	—
Taiwan	—	5,963,630	—
Thailand	—	648,299	—
Turkey	—	627,995	—
Warrants	—	2,613	—
Rights	—	14	—
Short-Term Investments	530,536	—	—
	$2,102,589	$24,474,153	—

Avantis Emerging Markets Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$9,975,410	$16,183,206	—
Chile	104,865	3,058,314	—
China	13,616,429	114,874,613	—
Greece	—	3,427,515	—
Hong Kong	—	5,930	—
Hungary	—	1,611,112	—
India	491,774	111,945,357	—
Indonesia	1,256,154	7,162,835	—
Malaysia	—	10,020,946	—
Mexico	1,594,168	9,019,879	—
Philippines	912	3,291,488	—
Poland	—	7,036,787	—
Russia	—	2	—
South Africa	3,686,352	15,551,761	—
South Korea	8,556,010	53,292,480	—
Taiwan	1,278,629	124,335,796	—
Thailand	—	9,705,106	—
Turkey	333,867	5,250,593	—
Warrants	—	2,459	—
Rights	—	66	—
Short-Term Investments	5,379,974	—	—
	$46,274,544	$495,776,245	—

Avantis International Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$25,153,598	$353,797,195	—
Austria	—	17,135,228	—
Belgium	10,746,127	42,820,463	—
Canada	2,371,066	618,292,625	—
Denmark	69,038,035	72,556,104	—
Finland	5,287,603	48,984,388	—
France	70,218,546	473,500,516	—
Germany	42,554,465	425,966,842	—
Hong Kong	980,751	96,876,343	—
Ireland	407,213	20,952,171	—
Israel	16,268,750	51,339,822	—
Italy	8,448,145	150,047,722	—
Japan	140,389,770	1,078,038,968	—
Netherlands	76,444,220	138,378,882	—
New Zealand	—	11,700,286	—
Norway	5,257,341	35,653,199	—
Portugal	—	10,169,975	—
Singapore	4,131,013	85,346,087	—
South Africa	14,941	—	—
Spain	47,746,617	101,829,766	—
Sweden	14,581,887	196,027,254	—
Switzerland	61,674,439	405,096,176	—
United Kingdom	327,896,201	443,386,915	—
United States	3,094,417	4,429,853	—
Rights	208	21,859	—
Warrants	—	20,066	—
Short-Term Investments	105,320,763	—	—
	$1,038,026,116	$4,882,368,705	—

Avantis International Large Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$7,311,795	$27,347,531	—
Austria	—	1,719,438	—
Belgium	603,067	3,712,837	—
Canada	—	63,000,066	—
Denmark	1,857,781	1,547,690	—
Finland	1,635,106	6,605,755	—
France	7,760,099	44,162,796	—
Germany	1,563,290	54,201,265	—
Hong Kong	—	9,184,895	—
Ireland	—	1,473,964	—
Israel	—	5,442,839	—
Italy	3,136,138	18,379,744	—
Japan	23,769,483	88,410,525	—
Netherlands	4,780,366	10,260,627	—
New Zealand	—	990,415	—
Norway	1,281,140	2,946,256	—
Portugal	—	949,482	—
Singapore	—	8,593,336	—
Spain	7,776,978	13,316,082	—
Sweden	1,267,625	12,776,661	—
Switzerland	13,701,474	37,807,115	—
United Kingdom	42,612,355	48,795,052	—
Rights	—	65	—
Short-Term Investments	10,363,914	—	—
	$129,420,611	$461,624,436	—

Avantis International Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$3,581,319	—
Austria	—	491,553	—
Belgium	$37,190	510,194	—
Canada	1,392	4,205,407	—
Denmark	—	758,610	—
Finland	—	527,453	—
France	—	1,490,735	—
Germany	—	1,555,954	—
Hong Kong	—	643,171	—
Ireland	—	112,846	—
Israel	102,718	1,296,477	—
Italy	—	1,245,522	—
Japan	—	14,571,567	—
Netherlands	28,239	535,267	—
New Zealand	—	273,776	—
Norway	—	885,551	—
Portugal	—	135,233	—
Singapore	—	896,712	—
South Africa	66,632	—	—
Spain	—	717,425	—
Sweden	—	2,327,620	—
Switzerland	—	1,830,225	—
United Kingdom	23,946	5,638,974	—
United States	259,314	48,380	—
Rights	—	1,860	—
Warrants	—	425	—
Short-Term Investments	1,023,890	—	—
	$1,543,321	$44,282,256	—

Avantis International Small Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$972,047	$615,333,151	—
Austria	—	45,323,915	—
Belgium	—	84,104,802	—
Canada	—	702,664,933	—
Denmark	—	135,218,527	—
Finland	—	72,439,780	—
France	—	231,615,101	—
Germany	—	269,380,422	—
Hong Kong	—	98,291,759	—
Ireland	—	20,043,014	—
Israel	37,540,286	236,198,178	—
Italy	—	257,591,226	—
Japan	—	2,230,581,025	—
Netherlands	1,064,606	92,650,502	—
New Zealand	—	25,786,002	—
Norway	—	143,011,489	—
Portugal	—	26,759,706	—
Singapore	—	88,080,622	—
South Africa	28,753,290	—	—
Spain	—	128,780,926	—
Sweden	—	385,477,503	—
Switzerland	—	283,514,114	—
United Kingdom	—	933,177,023	—
United States	15,114,346	—	—
Warrants	—	626,261	—
Rights	2,124	610,228	—
Short-Term Investments	68,994,712	—	—
	$152,441,411	$7,107,260,209	—

Avantis Responsible Emerging Markets Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$1,612,926	$2,531,063	—
Chile	91,730	440,865	—
China	6,379,943	19,920,058	—
Colombia	48,938	86,357	—
India	1,787,601	16,233,873	—
Indonesia	159,284	1,197,673	—
Mexico	554,136	1,367,638	—
Peru	278,750	—	—
Philippines	22,891	521,500	—
South Africa	348,094	2,898,350	—
South Korea	727,547	9,442,924	—
Taiwan	5,346,919	15,456,686	—
Turkey	50,525	823,977	—
United States	219,581	—	—
Other Countries	—	5,506,780	—
Warrants	—	1,144	—
Short-Term Investments	1,265,011	—	—
	$18,893,876	$76,428,888	—

Avantis Responsible International Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Belgium	$325,936	$1,108,396	—
Denmark	1,659,603	2,212,698	—
Finland	78,888	1,510,809	—
France	912,488	12,679,496	—
Germany	1,226,560	11,346,709	—
Hong Kong	4,368	2,626,950	—
Ireland	19,382	785,497	—
Israel	450,846	1,358,061	—
Japan	4,095,190	29,310,768	—
Netherlands	2,566,249	3,266,101	—
Singapore	194,033	2,228,344	—
Spain	1,369,195	2,581,321	—
Sweden	379,479	5,243,803	—
Switzerland	2,127,750	10,576,189	—
United Kingdom	7,303,016	13,206,152	—
United States	585,275	394,159	—
Other Countries	—	34,088,297	—
Warrants	—	2,841	—
Rights	12	24	—
Short-Term Investments	4,671,688	—	—
	$27,969,958	$134,526,615	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis Emerging Markets Small Cap Equity ETF, Avantis International Small Cap Equity ETF and Avantis International Small Cap Value ETF invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Federal tax cost of investments	$7,017,793,840	$73,499,332	$27,205,480	$531,519,436	$5,156,027,844
Gross tax appreciation of investments	$1,194,557,681	$1,980,221	$3,252,299	$63,720,549	$1,090,885,216
Gross tax depreciation of investments	(701,616,014)	(8,707,639)	(3,881,037)	(53,189,196)	(326,518,239)
Net tax appreciation (depreciation) of investments	$492,941,667	$(6,727,418)	$(628,738)	$10,531,353	$764,366,977

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Federal tax cost of investments	$543,585,627	$45,033,290	$6,871,772,417	$85,612,981	$132,191,919
Gross tax appreciation of investments	$69,932,487	$4,068,130	$1,001,624,182	$16,729,296	$38,344,791
Gross tax depreciation of investments	(22,473,067)	(3,275,843)	(613,694,979)	(7,019,513)	(8,040,137)
Net tax appreciation (depreciation) of investments	$47,459,420	$792,287	$387,929,203	$9,709,783	$30,304,654

For Avantis Emerging Markets ex-China Equity ETF, Avantis Emerging Markets Small Cap Equity ETF, Avantis International Equity ETF, Avantis International Large Cap Value ETF, Avantis International Small Cap Equity ETF and Avantis Responsible International Equity ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. For Avantis Emerging Markets Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Small Cap Value ETF and Avantis Responsible Emerging Markets Equity ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Emerging Markets Equity ETF	$(19,337,552)	$(44,042,774)
Avantis Emerging Markets ex-China Equity ETF	$(6,163)	—
Avantis Emerging Markets Small Cap Equity ETF	$(11,840)	—
Avantis Emerging Markets Value ETF	$(15,305,911)	$(10,633,430)
Avantis International Equity ETF	$(27,192,466)	$(30,691,018)
Avantis International Large Cap Value ETF	$(10,811,809)	$(3,256,734)
Avantis International Small Cap Equity ETF	$(59,653)	—
Avantis International Small Cap Value ETF	$(130,556,360)	$(143,788,559)
Avantis Responsible Emerging Markets Equity ETF	$(298,716)	$(123,001)
Avantis Responsible International Equity ETF	$(94,986)	$(44,042)

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity ETF
2025(4)	$61.48	0.47	(1.50)	(1.03)	(1.30)	0.00(5)	$59.15	(1.70)%	0.33%	1.56%	0%	$7,420,786
2024	$53.98	1.63	7.58	9.21	(1.71)	0.00(5)	$61.48	17.35%	0.33%	2.84%	2%	$6,283,031
2023	$51.66	1.90	1.88	3.78	(1.46)	0.00(5)	$53.98	7.45%	0.33%	3.62%	1%	$3,810,805
2022	$66.78	2.21	(15.63)	(13.42)	(1.73)	0.03	$51.66	(20.36)%	0.33%	3.80%	3%	$1,322,396
2021	$52.22	1.51	14.10	15.61	(1.09)	0.04	$66.78	30.08%	0.33%	2.34%	5%	$864,827
2020(6)	$50.00	1.35	1.40	2.75	(0.54)	0.01	$52.22	5.57%	0.33%	2.95%	8%	$245,446

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 17, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets ex-China Equity ETF
2025(4)	$53.60	0.39	(5.68)	(5.29)	(0.39)	0.02	$47.94	(9.88)%	0.33%	1.53%	1%	$66,154
2024(5)	$49.65	0.71	3.47	4.18	(0.28)	0.05	$53.60	8.52%	0.33%	3.00%	4%	$25,727

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)March 19, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Small Cap Equity ETF
2025(4)	$55.94	0.45	(2.79)	(2.34)	(1.30)	—	$52.30	(4.25)%	0.42%	1.64%	3%	$26,149
2024(5)	$50.52	1.58	4.41	5.99	(0.65)	0.08	$55.94	12.02%	0.42%	3.59%	2%	$22,374

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Value ETF
2025(4)	$49.47	0.43	(2.48)	(2.05)	(1.41)	0.01	$46.02	(4.19)%	0.36%	1.77%	2%	$535,663
2024	$43.83	1.62	5.80	7.42	(1.80)	0.02	$49.47	17.36%	0.36%	3.48%	17%	$500,631
2023	$42.06	1.79	1.47	3.26	(1.52)	0.03	$43.83	8.03%	0.36%	4.22%	23%	$289,260
2022(5)	$50.00	2.23	(9.45)	(7.22)	(0.80)	0.08	$42.06	(14.38)%	0.36%	5.26%	8%	$129,556

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Equity ETF
2025(4)	$66.16	0.60	(0.27)	0.33	(0.85)	—	$65.64	0.56%	0.23%	1.90%	2%	$5,835,594
2024	$57.40	1.84	8.86	10.70	(1.94)	0.00(5)	$66.16	18.98%	0.23%	3.02%	3%	$5,227,022
2023	$50.57	1.89	6.52	8.41	(1.58)	0.00(5)	$57.40	16.73%	0.23%	3.41%	3%	$3,205,671
2022	$64.36	1.92	(13.92)	(12.00)	(1.81)	0.02	$50.57	(18.85)%	0.23%	3.30%	7%	$1,504,601
2021	$50.20	1.50	13.86	15.36	(1.24)	0.04	$64.36	30.86%	0.23%	2.51%	7%	$997,544
2020(6)	$50.00	1.12	(0.38)	0.74	(0.55)	0.01	$50.20	1.52%	0.23%	2.57%	8%	$341,344

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Large Cap Value ETF
2025(4)	$55.33	0.49	0.77	1.26	(0.65)	0.00(5)	$55.94	2.36%	0.25%	1.84%	4%	$582,331
2024	$48.81	1.80	6.66	8.46	(1.94)	0.00(5)	$55.33	17.68%	0.25%	3.49%	16%	$421,630
2023	$41.94	1.96	6.36	8.32	(1.47)	0.02	$48.81	20.03%	0.25%	4.15%	21%	$251,856
2022(6)	$50.00	1.98	(8.93)	(6.95)	(1.17)	0.06	$41.94	(13.93)%	0.25%	4.61%	47%	$60,392

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Equity ETF
2025(4)	$55.11	0.54	(1.38)	(0.84)	(0.77)	0.01	$53.51	(1.47)%	0.30%	2.02%	2%	$44,946
2024	$48.71	1.48	6.08	7.56	(1.19)	0.03	$55.11	15.78%	0.30%	2.85%	7%	$37,474
2023(5)	$50.27	0.10	(1.72)	(1.62)	—	0.06	$48.71	(3.11)%	0.30%	1.65%	0%	$3,896

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)July 18, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value ETF
2025(4)	$69.20	0.96	(0.97)	(0.01)	(1.62)	—	$67.57	0.07%	0.36%	2.86%	1%	$7,212,131
2024	$59.04	1.99	10.24	12.23	(2.07)	0.00(5)	$69.20	21.09%	0.36%	3.16%	8%	$6,607,921
2023	$53.12	2.22	5.62	7.84	(1.92)	0.00(5)	$59.04	14.97%	0.36%	3.90%	14%	$3,452,077
2022	$66.09	2.12	(13.19)	(11.07)	(1.92)	0.02	$53.12	(16.92)%	0.36%	3.52%	21%	$1,668,508
2021	$48.21	1.45	17.69	19.14	(1.28)	0.02	$66.09	39.98%	0.36%	2.37%	21%	$1,056,703
2020(6)	$50.00	0.93	(2.25)	(1.32)	(0.50)	0.03	$48.21	(2.58)%	0.36%	2.20%	32%	$274,825

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 24, 2019 (fund inception) through August 31, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible Emerging Markets Equity ETF
2025(4)	$52.56	0.34	(1.08)	(0.74)	(1.10)	0.01	$50.73	(1.41)%	0.33%	1.33%	2%	$93,851
2024	$45.92	1.25	6.95	8.20	(1.58)	0.02	$52.56	18.23%	0.33%	2.57%	5%	$81,467
2023	$43.38	1.31	1.97	3.28	(0.78)	0.04	$45.92	7.75%	0.33%	2.96%	7%	$57,404
2022(5)	$49.47	0.93	(7.00)	(6.07)	(0.14)	0.12	$43.38	(12.04)%	0.33%	4.89%	2%	$13,014

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)March 28, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible International Equity ETF
2025(4)	$59.63	0.49	0.46	0.95	(0.77)	0.00(5)	$59.81	1.65%	0.23%	1.69%	0%	$158,486
2024	$50.78	1.54	8.92	10.46	(1.61)	0.00(5)	$59.63	20.94%	0.23%	2.86%	5%	$149,077
2023	$44.83	1.55	5.49	7.04	(1.12)	0.03	$50.78	15.83%	0.23%	3.14%	8%	$101,551
2022(6)	$50.51	0.66	(6.10)	(5.44)	(0.30)	0.06	$44.83	(10.66)%	0.23%	3.01%	3%	$26,898

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2025

Avantis® Core Fixed Income ETF (AVIG)
Avantis® Core Municipal Fixed Income ETF (AVMU)
Avantis® Short-Term Fixed Income ETF (AVSF)

Schedules of Investments

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 62.7%
Aerospace and Defense — 1.4%
General Dynamics Corp., 4.25%, 4/1/40	$1,474,000	$1,326,124
Lockheed Martin Corp., 1.85%, 6/15/30	362,000	315,643
Lockheed Martin Corp., 4.70%, 12/15/31	2,000,000	1,999,263
Lockheed Martin Corp., 3.90%, 6/15/32	871,000	824,152
Lockheed Martin Corp., 5.25%, 1/15/33	2,403,000	2,467,414
Lockheed Martin Corp., 4.75%, 2/15/34	450,000	444,909
Lockheed Martin Corp., 4.80%, 8/15/34	1,107,000	1,089,255
Lockheed Martin Corp., 4.50%, 5/15/36	1,928,000	1,853,092
Precision Castparts Corp., 3.25%, 6/15/25	620,000	617,420
RTX Corp., 5.15%, 2/27/33	215,000	217,294
RTX Corp., 6.10%, 3/15/34	181,000	194,561
RTX Corp., 6.05%, 6/1/36	821,000	887,222
RTX Corp., 4.45%, 11/16/38	351,000	323,049
Textron, Inc., 3.90%, 9/17/29	1,353,000	1,302,558
Textron, Inc., 2.45%, 3/15/31	639,000	555,630
		14,417,586
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., 4.875%, 3/3/33	165,000	165,838
United Parcel Service, Inc., 6.20%, 1/15/38	1,705,000	1,871,649
United Parcel Service, Inc., 4.875%, 11/15/40	742,000	717,647
		2,755,134
Automobiles — 1.1%
American Honda Finance Corp., 5.125%, 7/7/28	180,000	183,343
American Honda Finance Corp., 5.05%, 7/10/31	4,740,000	4,794,939
American Honda Finance Corp., 4.90%, 1/10/34(1)	240,000	236,574
General Motors Financial Co., Inc., 4.35%, 4/9/25	100,000	99,947
Toyota Motor Credit Corp., 3.95%, 6/30/25	1,041,000	1,039,256
Toyota Motor Credit Corp., 2.15%, 2/13/30	298,000	266,446
Toyota Motor Credit Corp., 3.375%, 4/1/30	1,693,000	1,602,017
Toyota Motor Credit Corp., 4.80%, 1/5/34	192,000	190,762
Toyota Motor Credit Corp., 5.35%, 1/9/35	3,050,000	3,119,565
		11,532,849
Banks — 5.1%
African Development Bank, 0.875%, 3/23/26	1,699,000	1,641,910
African Development Bank, 4.375%, 11/3/27	750,000	756,130
African Development Bank, 3.50%, 9/18/29	450,000	439,213
Asian Development Bank, 0.625%, 4/29/25	220,000	218,685
Asian Development Bank, 1.00%, 4/14/26	496,000	479,322
Asian Development Bank, 2.00%, 4/24/26	1,258,000	1,228,568
Asian Development Bank, 3.625%, 8/28/29	1,180,000	1,158,194
Asian Development Bank, 3.125%, 4/27/32	271,000	253,076
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	477,000	472,661
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	832,000	805,244
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	912,000	905,691
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	1,137,000	1,135,933
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	1,150,000	1,169,876
Australia & New Zealand Banking Group Ltd., 5.375%, 7/3/25	500,000	501,515
2

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Bank of America Corp., 5.875%, 2/7/42	$1,848,000	$1,972,750
Bank of Montreal, 3.70%, 6/7/25	200,000	199,449
Bank of Montreal, 5.51%, 6/4/31	400,000	413,406
Bank of Nova Scotia, 3.45%, 4/11/25	200,000	199,760
Bank of Nova Scotia, 1.30%, 6/11/25	200,000	198,143
Bank of Nova Scotia, 2.15%, 8/1/31	650,000	555,887
Bank of Nova Scotia, 5.65%, 2/1/34	250,000	260,906
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	1,265,000	1,162,135
Citibank NA, 5.57%, 4/30/34	1,700,000	1,759,563
Citigroup, Inc., 8.125%, 7/15/39	535,000	670,713
Citizens Financial Group, Inc., 3.25%, 4/30/30	149,000	136,990
Cooperatieve Rabobank UA, 5.50%, 7/18/25	1,000,000	1,003,508
Cooperatieve Rabobank UA, 5.25%, 5/24/41	1,828,000	1,835,190
Council of Europe Development Bank, 0.875%, 9/22/26	513,000	488,523
Council of Europe Development Bank, 4.125%, 1/24/29	655,000	655,297
Council of Europe Development Bank, 4.50%, 1/15/30	1,000,000	1,017,594
Discover Bank, 4.65%, 9/13/28	600,000	597,201
European Bank for Reconstruction & Development, 0.50%, 5/19/25	1,184,000	1,174,036
European Bank for Reconstruction & Development, 0.50%, 11/25/25	250,000	243,184
European Investment Bank, 2.75%, 8/15/25	1,358,000	1,348,141
European Investment Bank, 4.375%, 3/19/27(1)	550,000	553,466
European Investment Bank, 4.75%, 6/15/29	700,000	718,506
European Investment Bank, 0.75%, 9/23/30	525,000	438,763
European Investment Bank, 4.875%, 2/15/36	397,000	416,653
Inter-American Development Bank, 0.875%, 4/3/25	946,000	943,112
Inter-American Development Bank, 0.625%, 7/15/25	1,334,000	1,315,709
Inter-American Development Bank, 3.125%, 9/18/28	604,000	585,504
Inter-American Development Bank, 1.125%, 1/13/31	1,350,000	1,137,956
International Bank for Reconstruction & Development, 0.375%, 7/28/25	928,000	913,189
International Bank for Reconstruction & Development, 1.75%, 10/23/29	1,228,000	1,107,650
International Bank for Reconstruction & Development, 0.875%, 5/14/30	1,288,000	1,094,658
International Bank for Reconstruction & Development, 0.75%, 8/26/30	280,000	233,934
International Bank for Reconstruction & Development, 4.00%, 1/10/31	1,000,000	990,950
International Bank for Reconstruction & Development, 1.25%, 2/10/31	1,067,000	904,126
International Finance Corp., 0.75%, 10/8/26	520,000	493,557
JPMorgan Chase & Co., 5.50%, 10/15/40	2,483,000	2,540,328
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	1,089,000	1,084,678
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	1,193,000	1,187,737
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	1,130,000	1,119,889
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	830,000	801,859
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	1,049,000	1,045,463
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	104,591
Nordic Investment Bank, 2.625%, 4/4/25	1,015,000	1,013,332
Nordic Investment Bank, 5.00%, 10/15/25	250,000	250,811
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	913,000	893,636
Oesterreichische Kontrollbank AG, 4.50%, 1/24/30	1,050,000	1,068,245
Royal Bank of Canada, 5.00%, 2/1/33	160,000	160,920
Royal Bank of Canada, 5.00%, 5/2/33	728,000	731,703
Royal Bank of Canada, 5.15%, 2/1/34	400,000	404,243
Santander Holdings USA, Inc., 4.50%, 7/17/25	200,000	199,731
Toronto-Dominion Bank, 3.20%, 3/10/32	525,000	470,427
Toronto-Dominion Bank, 4.46%, 6/8/32	513,000	496,264
Truist Financial Corp., 3.70%, 6/5/25	200,000	199,511
3

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Wells Fargo & Co., 4.15%, 1/24/29	$655,000	$644,291
		53,323,786
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	2,184,000	2,119,904
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	614,000	595,980
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30	242,000	230,149
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	375,000	381,263
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34	118,000	118,801
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/38	686,000	636,931
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	663,000	852,347
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	461,000	472,384
Brown-Forman Corp., 4.75%, 4/15/33	1,769,000	1,745,927
Keurig Dr. Pepper, Inc., 3.20%, 5/1/30	649,000	602,701
PepsiCo, Inc., 1.95%, 10/21/31	185,000	157,791
		7,914,178
Biotechnology — 1.1%
AbbVie, Inc., 4.875%, 3/15/30	1,100,000	1,113,523
AbbVie, Inc., 4.95%, 3/15/31	1,611,000	1,637,045
AbbVie, Inc., 4.55%, 3/15/35	2,091,000	2,026,482
AbbVie, Inc., 5.20%, 3/15/35	1,850,000	1,890,857
AbbVie, Inc., 4.50%, 5/14/35	2,929,000	2,824,373
AbbVie, Inc., 4.30%, 5/14/36	330,000	310,951
Amgen, Inc., 5.25%, 3/2/25	130,000	130,000
Amgen, Inc., 5.15%, 11/15/41	425,000	407,306
Amgen, Inc., 5.60%, 3/2/43	50,000	50,395
Gilead Sciences, Inc., 5.65%, 12/1/41	375,000	386,009
Gilead Sciences, Inc., 4.80%, 4/1/44	259,000	239,980
		11,016,921
Broadline Retail — 0.1%
eBay, Inc., 6.30%, 11/22/32	1,119,000	1,213,853
Building Products — 0.1%
Carrier Global Corp., 5.90%, 3/15/34	236,000	249,560
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	470,000	403,693
		653,253
Capital Markets — 2.2%
Ameriprise Financial, Inc., 5.70%, 12/15/28	1,047,000	1,087,569
Ameriprise Financial, Inc., 4.50%, 5/13/32	1,305,000	1,274,741
Ameriprise Financial, Inc., 5.15%, 5/15/33	1,201,000	1,213,816
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	1,350,000	1,351,633
BlackRock Funding, Inc., 5.00%, 3/14/34	509,000	516,112
Cboe Global Markets, Inc., 3.00%, 3/16/32	1,528,000	1,360,502
Charles Schwab Corp., 4.00%, 2/1/29	550,000	539,600
Citadel Finance LLC, 5.90%, 2/10/30(2)	1,000,000	1,004,310
CME Group, Inc., 5.30%, 9/15/43	1,005,000	1,027,516
Credit Suisse USA LLC, 7.125%, 7/15/32	818,000	923,646
Goldman Sachs Group, Inc., 3.50%, 4/1/25	791,000	790,208
Goldman Sachs Group, Inc., 2.60%, 2/7/30	307,000	277,727
Goldman Sachs Group, Inc., 3.80%, 3/15/30	663,000	634,016
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	133,876
Intercontinental Exchange, Inc., 5.25%, 6/15/31	4,630,000	4,754,020
Intercontinental Exchange, Inc., 4.60%, 3/15/33	373,000	365,196
Morgan Stanley, 7.25%, 4/1/32	3,039,000	3,478,487
Nasdaq, Inc., 5.55%, 2/15/34	726,000	752,788
4

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Oaktree Specialty Lending Corp., 6.34%, 2/27/30	$850,000	$856,203
		22,341,966
Chemicals — 1.6%
CF Industries, Inc., 5.15%, 3/15/34	2,247,000	2,205,445
Dow Chemical Co., 5.35%, 3/15/35(3)	1,800,000	1,795,858
Dow Chemical Co., 9.40%, 5/15/39	725,000	983,123
DuPont de Nemours, Inc., 5.32%, 11/15/38	1,550,000	1,613,705
Eastman Chemical Co., 3.80%, 3/15/25	183,000	182,789
Eastman Chemical Co., 5.75%, 3/8/33	450,000	467,481
Eastman Chemical Co., 5.625%, 2/20/34	142,000	144,739
EIDP, Inc., 4.80%, 5/15/33	1,618,000	1,598,486
LYB International Finance III LLC, 5.625%, 5/15/33	871,000	893,246
LYB International Finance III LLC, 5.50%, 3/1/34	230,000	230,899
Mosaic Co., 5.375%, 11/15/28	300,000	306,905
Mosaic Co., 5.45%, 11/15/33	1,844,000	1,870,075
Nutrien Ltd., 2.95%, 5/13/30	622,000	569,687
RPM International, Inc., 4.55%, 3/1/29	1,245,000	1,239,811
Westlake Corp., 3.375%, 6/15/30	2,400,000	2,238,587
		16,340,836
Commercial Services and Supplies — 0.6%
Cintas Corp. No. 2, 3.45%, 5/1/25	1,234,000	1,231,335
Republic Services, Inc., 5.00%, 4/1/34	872,000	872,630
Rollins, Inc., 5.25%, 2/24/35(2)	925,000	933,067
Waste Management, Inc., 4.625%, 2/15/30	588,000	591,411
Waste Management, Inc., 4.80%, 3/15/32	2,632,000	2,639,658
Waste Management, Inc., 4.875%, 2/15/34	490,000	491,130
		6,759,231
Communications Equipment — 0.3%
Cisco Systems, Inc., 5.90%, 2/15/39	339,000	366,848
Cisco Systems, Inc., 5.50%, 1/15/40	2,719,000	2,815,058
		3,181,906
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	2,231,000	2,010,224
Quanta Services, Inc., 2.35%, 1/15/32	350,000	295,626
		2,305,850
Consumer Finance — 0.1%
American Express Co., 3.95%, 8/1/25	828,000	825,904
Consumer Staples Distribution & Retail — 1.3%
Dollar General Corp., 4.625%, 11/1/27	793,000	793,269
Kroger Co., 7.50%, 4/1/31	1,791,000	2,032,768
Sysco Corp., 5.375%, 9/21/35	1,556,000	1,589,387
Target Corp., 4.50%, 9/15/32	550,000	541,598
Target Corp., 6.50%, 10/15/37	4,895,000	5,524,863
Walmart, Inc., 3.55%, 6/26/25	743,000	740,604
Walmart, Inc., 4.10%, 4/15/33	1,546,000	1,503,316
Walmart, Inc., 5.25%, 9/1/35	545,000	574,094
		13,299,899
Containers and Packaging — 0.0%
Sonoco Products Co., 2.85%, 2/1/32(1)	494,000	429,699
Diversified Consumer Services — 0.2%
Novant Health, Inc., 2.64%, 11/1/36	536,000	431,366
Trustees of Princeton University, 5.70%, 3/1/39	1,563,000	1,702,191
		2,133,557
5

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Diversified REITs — 1.1%
American Homes 4 Rent LP, 4.25%, 2/15/28	$1,053,000	$1,040,127
Brixmor Operating Partnership LP, 5.20%, 4/1/32(3)	2,300,000	2,310,357
Essex Portfolio LP, 5.375%, 4/1/35(1)	3,700,000	3,741,098
Host Hotels & Resorts LP, 3.50%, 9/15/30	400,000	368,807
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	205,000	167,900
Prologis LP, 2.25%, 4/15/30	1,825,000	1,628,274
Prologis LP, 1.625%, 3/15/31	605,000	507,839
Simon Property Group LP, 5.50%, 3/8/33	671,000	693,460
Simon Property Group LP, 6.75%, 2/1/40	500,000	570,124
Sun Communities Operating LP, 2.70%, 7/15/31	108,000	93,905
		11,121,891
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.25%, 2/1/32	200,000	168,729
AT&T, Inc., 4.90%, 8/15/37	150,000	144,619
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	2,307,000	2,708,467
Sprint Capital Corp., 6.875%, 11/15/28	431,000	461,271
Sprint Capital Corp., 8.75%, 3/15/32	616,000	741,842
Telefonica Europe BV, 8.25%, 9/15/30	134,000	154,500
Verizon Communications, Inc., 2.55%, 3/21/31	1,121,000	986,621
Verizon Communications, Inc., 2.36%, 3/15/32	128,000	108,511
Verizon Communications, Inc., 5.05%, 5/9/33	100,000	100,802
Verizon Communications, Inc., 4.50%, 8/10/33	392,000	378,053
Verizon Communications, Inc., 6.40%, 9/15/33	1,448,000	1,590,777
Verizon Communications, Inc., 4.40%, 11/1/34	1,341,000	1,273,831
		8,818,023
Electric Utilities — 4.9%
AEP Texas, Inc., 5.40%, 6/1/33	1,990,000	2,011,003
AEP Texas, Inc., 5.70%, 5/15/34	325,000	332,180
Alabama Power Co., 5.85%, 11/15/33	200,000	211,218
Alabama Power Co., 6.00%, 3/1/39	200,000	214,409
American Electric Power Co., Inc., 2.30%, 3/1/30	484,000	428,884
American Electric Power Co., Inc., 5.95%, 11/1/32	1,037,000	1,088,129
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	615,000	650,978
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	2,101,000	2,369,325
Commonwealth Edison Co., 5.90%, 3/15/36	2,755,000	2,929,162
Connecticut Light & Power Co., 4.95%, 8/15/34	1,980,000	1,977,111
Constellation Energy Generation LLC, 6.125%, 1/15/34	568,000	600,957
Constellation Energy Generation LLC, 6.25%, 10/1/39	400,000	423,038
Constellation Energy Generation LLC, 5.60%, 6/15/42	230,000	225,673
DTE Electric Co., 3.00%, 3/1/32	328,000	294,607
DTE Electric Co., Series C, 2.625%, 3/1/31	812,000	725,305
Duke Energy Ohio, Inc., 2.125%, 6/1/30	310,000	272,707
Duke Energy Ohio, Inc., 5.25%, 4/1/33	250,000	255,109
Edison International, 4.95%, 4/15/25	100,000	99,775
Entergy Louisiana LLC, 3.05%, 6/1/31	502,000	457,569
Entergy Louisiana LLC, 5.15%, 9/15/34	292,000	292,211
Eversource Energy, 5.50%, 1/1/34	200,000	201,553
Eversource Energy, 5.95%, 7/15/34	1,408,000	1,466,192
Exelon Corp., 5.125%, 3/15/31	1,850,000	1,872,945
Exelon Corp., 4.95%, 6/15/35	945,000	913,691
Florida Power & Light Co., 2.45%, 2/3/32	400,000	345,428
Florida Power & Light Co., 5.10%, 4/1/33	1,168,000	1,184,333
6

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Florida Power & Light Co., 5.30%, 6/15/34	$1,219,000	$1,250,259
Georgia Power Co., 4.70%, 5/15/32	1,487,000	1,470,657
Louisville Gas & Electric Co., 5.45%, 4/15/33	150,000	154,294
MidAmerican Energy Co., 6.75%, 12/30/31	1,194,000	1,338,658
MidAmerican Energy Co., 5.35%, 1/15/34	120,000	123,546
Nevada Power Co., series N, 6.65%, 4/1/36	2,125,000	2,344,937
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	889,000	889,000
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	1,909,000	1,681,711
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	150,000	150,099
Northern States Power Co., 6.25%, 6/1/36	2,024,000	2,256,957
Ohio Power Co., 2.60%, 4/1/30	180,000	162,658
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	150,000	156,356
Pacific Gas & Electric Co., 5.55%, 5/15/29	996,000	1,011,024
PacifiCorp, 2.70%, 9/15/30	890,000	795,503
PacifiCorp, 7.70%, 11/15/31	634,000	735,057
PPL Electric Utilities Corp., 5.00%, 5/15/33	784,000	791,942
PPL Electric Utilities Corp., 6.25%, 5/15/39	2,631,000	2,942,162
Public Service Co. of Colorado, 5.35%, 5/15/34	212,000	215,755
Public Service Co. of Colorado, 6.25%, 9/1/37	522,000	568,351
Public Service Electric & Gas Co., 4.90%, 12/15/32	530,000	533,794
Southern California Edison Co., 6.65%, 4/1/29	500,000	516,612
Southern Co., 5.70%, 3/15/34	502,000	520,219
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	300,000	301,724
Union Electric Co., 2.95%, 3/15/30	1,976,000	1,827,069
Virginia Electric & Power Co., 5.30%, 8/15/33	150,000	152,169
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	1,204,000	1,274,611
Wisconsin Electric Power Co., 4.60%, 10/1/34	3,600,000	3,507,382
Wisconsin Power & Light Co., 3.00%, 7/1/29	442,000	413,948
Xcel Energy, Inc., 3.30%, 6/1/25	160,000	159,305
Xcel Energy, Inc., 5.45%, 8/15/33	810,000	818,107
		50,907,358
Electrical Equipment — 0.2%
Emerson Electric Co., 5.00%, 3/15/35(3)	1,800,000	1,817,517
Electronic Equipment, Instruments and Components — 0.0%
Trimble, Inc., 4.90%, 6/15/28	500,000	502,659
Energy Equipment and Services — 0.6%
Halliburton Co., 7.45%, 9/15/39	1,522,000	1,817,497
Schlumberger Investment SA, 2.65%, 6/26/30	477,000	434,774
Schlumberger Investment SA, 4.85%, 5/15/33	420,000	418,976
Schlumberger Investment SA, 5.00%, 6/1/34	4,069,000	4,070,982
		6,742,229
Entertainment — 0.1%
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	150,000	149,768
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	1,151,000	1,309,257
		1,459,025
Financial Services — 1.9%
Apollo Global Management, Inc., 6.375%, 11/15/33	2,767,000	3,030,500
Berkshire Hathaway, Inc., 4.50%, 2/11/43(1)	325,000	305,588
Corebridge Financial, Inc., 3.90%, 4/5/32	400,000	371,918
Corebridge Financial, Inc., 6.05%, 9/15/33	265,000	278,875
Corebridge Financial, Inc., 5.75%, 1/15/34	353,000	366,378
Equitable Holdings, Inc., 4.35%, 4/20/28	605,000	598,744
Equitable Holdings, Inc., 5.59%, 1/11/33	675,000	695,493
7

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Fidelity National Information Services, Inc., 5.10%, 7/15/32	$435,000	$438,255
Global Payments, Inc., 2.90%, 5/15/30	555,000	503,074
Mastercard, Inc., 3.35%, 3/26/30	650,000	616,287
Mastercard, Inc., 2.00%, 11/18/31	1,342,000	1,143,678
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	272,000	263,607
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	280,000	332,225
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33(1)	4,229,000	4,447,547
Visa, Inc., 4.15%, 12/14/35	6,794,000	6,442,947
		19,835,116
Food Products — 1.8%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,428,000	2,282,721
Archer-Daniels-Midland Co., 2.90%, 3/1/32	600,000	530,822
Archer-Daniels-Midland Co., 5.94%, 10/1/32	948,000	1,020,866
Archer-Daniels-Midland Co., 4.50%, 8/15/33	992,000	960,908
Conagra Brands, Inc., 8.25%, 9/15/30	615,000	709,209
Conagra Brands, Inc., 5.30%, 11/1/38	2,829,000	2,724,169
Flowers Foods, Inc., 5.75%, 3/15/35	1,850,000	1,896,677
General Mills, Inc., 2.25%, 10/14/31	361,000	308,895
General Mills, Inc., 4.95%, 3/29/33	100,000	99,493
Hershey Co., 0.90%, 6/1/25	465,000	460,895
Hershey Co., 4.50%, 5/4/33	900,000	883,993
Ingredion, Inc., 2.90%, 6/1/30	996,000	911,197
J.M. Smucker Co., 4.25%, 3/15/35	1,002,000	930,053
Kellanova, 5.25%, 3/1/33	190,000	193,252
Kraft Heinz Foods Co., 5.20%, 3/15/32	1,850,000	1,876,182
Kraft Heinz Foods Co., 6.875%, 1/26/39	680,000	765,530
Kraft Heinz Foods Co., 5.00%, 6/4/42	1,257,000	1,166,072
Mondelez International, Inc., 1.50%, 2/4/31	1,212,000	1,013,771
Tyson Foods, Inc., 4.35%, 3/1/29	255,000	251,531
		18,986,236
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	504,000	456,144
Southern California Gas Co., 5.20%, 6/1/33	100,000	100,756
		556,900
Ground Transportation — 1.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	910,000	962,096
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	490,000	477,726
Canadian National Railway Co., 3.85%, 8/5/32	1,164,000	1,091,166
Canadian National Railway Co., 6.25%, 8/1/34	5,966,000	6,593,754
CSX Corp., 4.10%, 11/15/32	741,000	708,555
CSX Corp., 5.20%, 11/15/33	205,000	210,080
Ryder System, Inc., 5.65%, 3/1/28	600,000	617,726
Ryder System, Inc., 5.25%, 6/1/28	892,000	908,658
Uber Technologies, Inc., 4.80%, 9/15/34	2,524,000	2,462,251
Union Pacific Corp., 2.80%, 2/14/32	1,104,000	979,344
Union Pacific Corp., 4.50%, 1/20/33	1,412,000	1,390,491
		16,401,847
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories, 6.00%, 4/1/39	2,172,000	2,417,018
Baxter International, Inc., 3.95%, 4/1/30	1,749,000	1,690,713
Boston Scientific Corp., 6.50%, 11/15/35	700,000	787,911
DH Europe Finance II SARL, 3.25%, 11/15/39	670,000	537,718
Edwards Lifesciences Corp., 4.30%, 6/15/28	1,721,000	1,705,278
8

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	$795,000	$831,461
Medtronic Global Holdings SCA, 4.50%, 3/30/33	400,000	392,076
Medtronic, Inc., 4.375%, 3/15/35	3,350,000	3,241,143
Smith & Nephew PLC, 2.03%, 10/14/30	744,000	639,614
Solventum Corp., 5.45%, 3/13/31	133,000	136,311
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	2,760,000	2,828,632
		15,207,875
Health Care Providers and Services — 1.5%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 6/15/30	490,000	435,511
Bon Secours Mercy Health, Inc., 3.46%, 6/1/30	480,000	456,378
Cencora, Inc., 2.80%, 5/15/30	415,000	378,414
Cigna Group, 5.40%, 3/15/33	400,000	408,744
Cigna Group, 5.25%, 2/15/34	400,000	403,607
Cigna Group, 4.80%, 8/15/38	2,229,000	2,095,842
CommonSpirit Health, 2.78%, 10/1/30	550,000	493,687
Elevance Health, Inc., 5.35%, 10/15/25	300,000	301,085
Elevance Health, Inc., 6.375%, 6/15/37	1,246,000	1,350,654
HCA, Inc., 4.125%, 6/15/29	1,290,000	1,252,100
HCA, Inc., 5.45%, 4/1/31	243,000	247,484
HCA, Inc., 3.625%, 3/15/32	1,896,000	1,716,626
HCA, Inc., 5.60%, 4/1/34	135,000	136,232
Humana, Inc., 4.50%, 4/1/25	200,000	199,907
Humana, Inc., 4.875%, 4/1/30	996,000	992,413
Humana, Inc., 2.15%, 2/3/32	844,000	692,938
Humana, Inc., 5.875%, 3/1/33	590,000	605,555
Humana, Inc., 5.95%, 3/15/34	641,000	660,533
Stanford Health Care, 3.31%, 8/15/30	219,000	206,693
UnitedHealth Group, Inc., 4.70%, 4/15/29	400,000	402,798
UnitedHealth Group, Inc., 4.80%, 1/15/30	100,000	100,701
UnitedHealth Group, Inc., 5.30%, 2/15/30	550,000	565,973
UnitedHealth Group, Inc., 4.95%, 1/15/32	400,000	401,635
UnitedHealth Group, Inc., 4.50%, 4/15/33	150,000	144,950
UnitedHealth Group, Inc., 5.00%, 4/15/34	370,000	368,285
UnitedHealth Group, Inc., 5.80%, 3/15/36	400,000	423,435
		15,442,180
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	700,000	698,368
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	1,450,000	1,328,550
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	245,000	206,456
Healthpeak OP LLC, 4.00%, 6/1/25	286,000	285,330
Healthpeak OP LLC, 5.25%, 12/15/32	250,000	253,657
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	1,935,000	1,751,843
Welltower OP LLC, 4.00%, 6/1/25	630,000	628,770
		5,152,974
Hotels, Restaurants and Leisure — 1.2%
Darden Restaurants, Inc., 6.30%, 10/10/33	225,000	240,132
Expedia Group, Inc., 3.25%, 2/15/30	1,976,000	1,843,936
Marriott International, Inc., 5.55%, 10/15/28	1,654,000	1,702,618
Marriott International, Inc., 5.10%, 4/15/32	1,850,000	1,857,034
Marriott International, Inc., 5.50%, 4/15/37	1,850,000	1,858,185
McDonald's Corp., 4.60%, 5/15/30(3)	1,925,000	1,924,022
McDonald's Corp., 4.70%, 12/9/35	940,000	917,728
McDonald's Corp., 6.30%, 10/15/37	636,000	701,921
9

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
McDonald's Corp., 6.30%, 3/1/38	$824,000	$907,331
		11,952,907
Household Durables — 0.4%
PulteGroup, Inc., 6.375%, 5/15/33	3,770,000	4,052,006
Household Products — 0.2%
Procter & Gamble Co., 5.55%, 3/5/37	1,535,000	1,650,382
Industrial Conglomerates — 1.1%
3M Co., 5.70%, 3/15/37(1)	897,000	945,793
Eaton Corp., 4.15%, 3/15/33	2,924,000	2,800,671
Honeywell International, Inc., 5.00%, 2/15/33	1,378,000	1,392,272
Honeywell International, Inc., 4.50%, 1/15/34	101,000	97,982
Honeywell International, Inc., 5.00%, 3/1/35	1,448,000	1,444,983
Honeywell International, Inc., 5.70%, 3/15/37	4,485,000	4,746,374
		11,428,075
Insurance — 2.7%
Aflac, Inc., 3.60%, 4/1/30	872,000	832,274
Allstate Corp., 5.25%, 3/30/33	2,371,000	2,408,692
American International Group, Inc., 5.125%, 3/27/33	170,000	171,224
American International Group, Inc., 6.25%, 5/1/36	2,250,000	2,429,736
Aon Corp., 2.80%, 5/15/30	834,000	760,136
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	490,000	499,221
Athene Holding Ltd., 4.125%, 1/12/28	444,000	438,169
Athene Holding Ltd., 6.65%, 2/1/33	1,261,000	1,354,424
Chubb Corp., Series 1, 6.50%, 5/15/38	650,000	733,951
Chubb INA Holdings LLC, 3.15%, 3/15/25	2,568,000	2,566,198
Chubb INA Holdings LLC, 5.00%, 3/15/34	884,000	887,831
Cincinnati Financial Corp., 6.125%, 11/1/34	2,029,000	2,160,597
Hartford Insurance Group, Inc., 2.80%, 8/19/29	655,000	608,651
Hartford Insurance Group, Inc., 6.10%, 10/1/41	771,000	812,677
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	345,000	344,918
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	400,000	352,798
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	450,000	431,844
Principal Financial Group, Inc., 6.05%, 10/15/36	2,879,000	3,093,977
Progressive Corp., 6.625%, 3/1/29	450,000	486,495
Progressive Corp., 3.20%, 3/26/30	586,000	551,397
Progressive Corp., 6.25%, 12/1/32	1,274,000	1,393,215
Progressive Corp., 4.95%, 6/15/33(1)	750,000	756,275
Prudential Financial, Inc., 6.625%, 6/21/40	665,000	751,761
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	197,000	207,997
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,380,000	1,283,064
Travelers Cos., Inc., 6.25%, 6/15/37	868,000	955,995
Travelers Property Casualty Corp., 6.375%, 3/15/33	675,000	751,589
		28,025,106
Interactive Media and Services — 0.1%
Meta Platforms, Inc., 3.85%, 8/15/32	1,560,000	1,477,352
IT Services — 0.7%
International Business Machines Corp., 3.50%, 5/15/29	350,000	335,260
International Business Machines Corp., 1.95%, 5/15/30	2,075,000	1,815,830
International Business Machines Corp., 4.40%, 7/27/32	1,857,000	1,801,527
International Business Machines Corp., 5.60%, 11/30/39	966,000	991,049
Leidos, Inc., 4.375%, 5/15/30	2,357,000	2,288,195
Leidos, Inc., 5.75%, 3/15/33	145,000	149,326
		7,381,187
10

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc., 2.75%, 9/15/29	$209,000	$192,876
Revvity, Inc., 3.30%, 9/15/29	1,435,000	1,346,472
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	2,740,000	2,787,544
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32	522,000	529,116
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	799,000	811,931
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(1)	207,000	211,447
		5,879,386
Machinery — 1.4%
Caterpillar, Inc., 5.20%, 5/27/41	1,372,000	1,387,501
CNH Industrial Capital LLC, 5.50%, 1/12/29	1,905,000	1,959,566
Cummins, Inc., 5.15%, 2/20/34	203,000	207,281
IDEX Corp., 3.00%, 5/1/30	337,000	307,672
John Deere Capital Corp., 4.40%, 9/8/31	1,467,000	1,449,372
John Deere Capital Corp., 3.90%, 6/7/32	719,000	682,338
John Deere Capital Corp., Series 1, 5.05%, 6/12/34	288,000	292,517
John Deere Capital Corp., Series I, 5.15%, 9/8/33	1,266,000	1,296,279
Nordson Corp., 5.80%, 9/15/33	100,000	105,064
Oshkosh Corp., 4.60%, 5/15/28	2,008,000	2,001,340
PACCAR Financial Corp., 5.00%, 3/22/34	1,169,000	1,190,029
Parker-Hannifin Corp., 4.20%, 11/21/34	698,000	662,958
Stanley Black & Decker, Inc., 6.00%, 3/6/28	2,230,000	2,323,238
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,037,000	1,031,730
		14,896,885
Media — 1.3%
Comcast Corp., 2.65%, 2/1/30	2,027,000	1,847,970
Comcast Corp., 3.40%, 4/1/30	350,000	330,099
Comcast Corp., 4.25%, 10/15/30	1,076,000	1,054,488
Comcast Corp., 5.50%, 11/15/32	165,000	171,409
Comcast Corp., 7.05%, 3/15/33	280,000	317,501
Comcast Corp., 5.65%, 6/15/35	530,000	551,053
Comcast Corp., 3.90%, 3/1/38	520,000	451,541
Fox Corp., 4.71%, 1/25/29	135,000	134,699
Fox Corp., 5.48%, 1/25/39	2,021,000	1,964,033
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	560,000	557,917
Interpublic Group of Cos., Inc., 5.375%, 6/15/33	410,000	415,215
Walt Disney Co., 3.35%, 3/24/25	175,000	174,875
Walt Disney Co., 6.55%, 3/15/33	989,000	1,102,722
Walt Disney Co., 6.40%, 12/15/35	2,476,000	2,773,296
Walt Disney Co., 6.65%, 11/15/37	1,364,000	1,554,462
		13,401,280
Metals and Mining — 0.9%
ArcelorMittal SA, 6.80%, 11/29/32	176,000	190,687
Barrick North America Finance LLC, 5.70%, 5/30/41	433,000	438,702
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33(1)	2,052,000	2,051,518
Freeport-McMoRan, Inc., 4.625%, 8/1/30	150,000	147,199
Kinross Gold Corp., 6.25%, 7/15/33	3,042,000	3,223,436
Newmont Corp., 2.25%, 10/1/30	331,000	291,701
Newmont Corp., 5.875%, 4/1/35	1,689,000	1,785,356
Steel Dynamics, Inc., 3.25%, 1/15/31	904,000	832,439
		8,961,038
Multi-Utilities — 1.0%
CenterPoint Energy, Inc., 5.40%, 6/1/29	1,241,000	1,271,848
11

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	$500,000	$510,420
Consumers Energy Co., 4.625%, 5/15/33	3,517,000	3,458,381
Dominion Energy, Inc., 4.25%, 6/1/28	250,000	247,635
Dominion Energy, Inc., 5.375%, 11/15/32	475,000	483,647
Dominion Energy, Inc., 5.95%, 6/15/35	1,500,000	1,576,504
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	99,922
NiSource, Inc., 5.25%, 3/30/28	155,000	157,395
NiSource, Inc., 2.95%, 9/1/29	504,000	469,023
NiSource, Inc., 3.60%, 5/1/30	100,000	94,817
Public Service Enterprise Group, Inc., 5.875%, 10/15/28	400,000	416,310
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,476,000	1,251,784
Sempra, 6.00%, 10/15/39	415,000	425,292
		10,462,978
Oil, Gas and Consumable Fuels — 6.1%
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,062,000	1,064,708
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,975,000	2,000,284
BP Capital Markets America, Inc., 3.63%, 4/6/30	1,340,000	1,276,930
BP Capital Markets America, Inc., 4.81%, 2/13/33	911,000	899,575
BP Capital Markets America, Inc., 4.89%, 9/11/33	982,000	970,101
BP Capital Markets America, Inc., 4.99%, 4/10/34	946,000	941,454
Canadian Natural Resources Ltd., 5.85%, 2/1/35	2,837,000	2,895,369
Cheniere Energy Partners LP, 5.95%, 6/30/33	100,000	103,879
Chevron USA, Inc., 4.69%, 4/15/30	1,325,000	1,335,720
Chevron USA, Inc., 6.00%, 3/1/41	2,521,000	2,767,719
ConocoPhillips, 6.50%, 2/1/39	1,597,000	1,788,776
ConocoPhillips Co., 6.80%, 3/15/32(2)	225,000	250,547
ConocoPhillips Co., 6.60%, 10/1/37(2)	996,000	1,108,540
DCP Midstream Operating LP, 8.125%, 8/16/30	2,870,000	3,296,026
Devon Energy Corp., 4.50%, 1/15/30	870,000	853,117
Diamondback Energy, Inc., 3.125%, 3/24/31	360,000	326,307
Diamondback Energy, Inc., 6.25%, 3/15/33	1,316,000	1,394,860
Diamondback Energy, Inc., 5.40%, 4/18/34	326,000	327,944
Enbridge Energy Partners LP, Seires B, 7.50%, 4/15/38	746,000	862,168
Enbridge, Inc., 3.125%, 11/15/29	814,000	757,367
Enbridge, Inc., 5.70%, 3/8/33	130,000	133,797
Energy Transfer LP, 2.90%, 5/15/25	50,000	49,778
Energy Transfer LP, 4.95%, 5/15/28	813,000	819,029
Energy Transfer LP, 6.10%, 12/1/28	350,000	365,826
Energy Transfer LP, 5.25%, 4/15/29	185,000	187,810
Energy Transfer LP, 3.75%, 5/15/30	419,000	396,383
Energy Transfer LP, 5.75%, 2/15/33	450,000	463,351
Energy Transfer LP, 4.90%, 3/15/35	650,000	622,884
Energy Transfer LP, 7.50%, 7/1/38	515,000	594,877
EQT Corp., 7.00%, 2/1/30	857,000	926,374
EQT Corp., 5.75%, 2/1/34(1)	2,039,000	2,084,819
Equinor ASA, 1.75%, 1/22/26	746,000	729,056
Equinor ASA, 7.25%, 9/23/27	1,141,000	1,224,845
Equinor ASA, 3.125%, 4/6/30	770,000	721,547
Exxon Mobil Corp., 2.61%, 10/15/30	2,163,000	1,961,220
Exxon Mobil Corp., 4.23%, 3/19/40	455,000	408,971
Hess Corp., 7.875%, 10/1/29	913,000	1,028,017
Hess Corp., 7.30%, 8/15/31	800,000	906,832
Hess Corp., 5.60%, 2/15/41	911,000	923,235
12

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Kinder Morgan, Inc., 4.30%, 6/1/25	$300,000	$299,538
Kinder Morgan, Inc., 7.80%, 8/1/31	118,000	135,147
Kinder Morgan, Inc., 5.20%, 6/1/33	221,000	219,706
Kinder Morgan, Inc., 5.30%, 12/1/34	2,083,000	2,069,367
Marathon Petroleum Corp., 4.70%, 5/1/25	705,000	704,815
MPLX LP, 2.65%, 8/15/30	2,157,000	1,923,379
MPLX LP, 5.00%, 3/1/33	365,000	358,468
ONEOK, Inc., 6.05%, 9/1/33	227,000	237,990
Phillips 66, 4.65%, 11/15/34	182,000	173,419
Phillips 66 Co., 5.30%, 6/30/33	400,000	403,556
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30	809,000	762,334
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	814,000	878,836
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	15,000	15,000
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	1,161,000	1,197,694
Shell Finance U.S., Inc., 2.75%, 4/6/30	2,022,000	1,856,174
Shell International Finance BV, 3.25%, 5/11/25	277,000	276,313
Shell International Finance BV, 6.375%, 12/15/38	716,000	804,677
Shell International Finance BV, 5.50%, 3/25/40	455,000	470,919
Suncor Energy, Inc., 6.85%, 6/1/39	670,000	747,318
Targa Resources Corp., 6.125%, 3/15/33	1,056,000	1,107,158
Targa Resources Corp., 6.50%, 3/30/34	450,000	483,959
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	292,000	299,020
TransCanada PipeLines Ltd., 4.25%, 5/15/28	366,000	361,156
TransCanada PipeLines Ltd., 6.20%, 10/15/37	515,000	541,727
TransCanada PipeLines Ltd., 7.625%, 1/15/39	1,094,000	1,288,316
Valero Energy Corp., 5.15%, 2/15/30	2,275,000	2,295,850
Valero Energy Corp., 6.625%, 6/15/37	1,124,000	1,219,274
Williams Cos., Inc., 4.00%, 9/15/25	2,011,000	2,003,760
Williams Cos., Inc., 4.90%, 3/15/29	250,000	251,184
Williams Cos., Inc., 5.65%, 3/15/33	350,000	360,605
		63,516,701
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 8.875%, 5/15/31	1,205,000	1,478,047
Passenger Airlines — 0.1%
Southwest Airlines Co., 2.625%, 2/10/30	869,000	779,788
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	283,000	276,096
Estee Lauder Cos., Inc., 5.00%, 2/14/34(1)	2,198,000	2,194,051
Estee Lauder Cos., Inc., 6.00%, 5/15/37	2,297,000	2,435,961
Kenvue, Inc., 4.90%, 3/22/33	605,000	607,467
Unilever Capital Corp., 5.90%, 11/15/32	2,065,000	2,236,465
Unilever Capital Corp., 5.00%, 12/8/33	700,000	714,480
Unilever Capital Corp., 4.625%, 8/12/34	750,000	738,406
		9,202,926
Pharmaceuticals — 3.4%
Astrazeneca Finance LLC, 4.85%, 2/26/29	200,000	202,727
Astrazeneca Finance LLC, 2.25%, 5/28/31	1,076,000	939,346
Astrazeneca Finance LLC, 4.875%, 3/3/33	550,000	554,565
Astrazeneca Finance LLC, 5.00%, 2/26/34	100,000	101,309
AstraZeneca PLC, 1.375%, 8/6/30	245,000	208,049
AstraZeneca PLC, 6.45%, 9/15/37	610,000	686,656
Bristol-Myers Squibb Co., 5.75%, 2/1/31	401,000	423,728
Bristol-Myers Squibb Co., 5.10%, 2/22/31	1,468,000	1,501,886
13

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Bristol-Myers Squibb Co., 2.95%, 3/15/32	$937,000	$835,629
Bristol-Myers Squibb Co., 5.90%, 11/15/33	544,000	581,418
Bristol-Myers Squibb Co., 5.20%, 2/22/34	3,599,000	3,669,954
Bristol-Myers Squibb Co., 4.125%, 6/15/39	785,000	700,666
Eli Lilly & Co., 4.75%, 2/12/30	1,500,000	1,519,910
Eli Lilly & Co., 4.70%, 2/27/33	565,000	566,723
Eli Lilly & Co., 4.70%, 2/9/34	400,000	396,648
GlaxoSmithKline Capital, Inc., 5.375%, 4/15/34	683,000	713,030
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	3,329,000	3,713,035
Johnson & Johnson, 4.375%, 12/5/33	230,000	228,061
Johnson & Johnson, 3.625%, 3/3/37	1,201,000	1,072,657
Johnson & Johnson, 5.85%, 7/15/38	3,356,000	3,679,132
Merck & Co., Inc., 2.15%, 12/10/31	921,000	790,352
Merck & Co., Inc., 4.50%, 5/17/33	55,000	54,117
Merck & Co., Inc., 6.50%, 12/1/33	207,000	232,762
Merck & Co., Inc., 4.90%, 5/17/44	2,600,000	2,480,030
Novartis Capital Corp., 4.20%, 9/18/34	800,000	763,569
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	1,421,000	1,427,103
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	173,399
Pfizer, Inc., 4.00%, 12/15/36	220,000	202,092
Pfizer, Inc., 7.20%, 3/15/39	525,000	627,431
Royalty Pharma PLC, 2.20%, 9/2/30	2,506,000	2,173,926
Royalty Pharma PLC, 2.15%, 9/2/31	265,000	223,129
Wyeth LLC, 6.50%, 2/1/34	1,171,000	1,302,505
Wyeth LLC, 5.95%, 4/1/37	2,715,000	2,898,501
		35,644,045
Professional Services — 0.1%
Automatic Data Processing, Inc., 4.45%, 9/9/34	165,000	160,957
Verisk Analytics, Inc., 4.125%, 3/15/29	991,000	971,870
		1,132,827
Real Estate Management and Development — 0.0%
CBRE Services, Inc., 5.95%, 8/15/34	327,000	342,346
Residential REITs — 0.8%
AvalonBay Communities, Inc., 5.00%, 2/15/33	3,195,000	3,209,197
AvalonBay Communities, Inc., 5.35%, 6/1/34(1)	2,000,000	2,052,577
Camden Property Trust, 2.80%, 5/15/30	1,107,000	1,013,665
UDR, Inc., 2.10%, 8/1/32	1,809,000	1,478,726
UDR, Inc., 1.90%, 3/15/33	1,182,000	932,762
		8,686,927
Retail REITs — 0.1%
Realty Income Corp., 3.25%, 1/15/31	500,000	461,031
Realty Income Corp., 5.625%, 10/13/32	415,000	430,920
		891,951
Semiconductors and Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc., 3.92%, 6/1/32(1)	250,000	237,114
Analog Devices, Inc., 5.05%, 4/1/34	465,000	473,478
Applied Materials, Inc., 5.85%, 6/15/41	2,850,000	3,040,037
Broadcom, Inc., 4.30%, 11/15/32	1,095,000	1,048,460
Broadcom, Inc., 2.60%, 2/15/33(2)	691,000	585,085
Broadcom, Inc., 4.93%, 5/15/37(2)	1,538,000	1,492,606
KLA Corp., 4.10%, 3/15/29	513,000	506,286
KLA Corp., 4.65%, 7/15/32	2,551,000	2,543,575
Marvell Technology, Inc., 2.95%, 4/15/31	2,315,000	2,075,661
14

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Micron Technology, Inc., 6.75%, 11/1/29	$2,456,000	$2,638,811
Micron Technology, Inc., 4.66%, 2/15/30	580,000	572,870
Micron Technology, Inc., 5.875%, 2/9/33	550,000	573,798
NXP BV/NXP Funding LLC, 5.55%, 12/1/28	504,000	516,012
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	280,000	277,612
QUALCOMM, Inc., 4.25%, 5/20/32(1)	219,000	213,084
QUALCOMM, Inc., 4.65%, 5/20/35	600,000	590,608
Texas Instruments, Inc., 4.90%, 3/14/33	600,000	608,637
Texas Instruments, Inc., 4.85%, 2/8/34	721,000	724,688
Texas Instruments, Inc., 3.875%, 3/15/39	748,000	664,478
Xilinx, Inc., 2.375%, 6/1/30	555,000	497,716
		19,880,616
Software — 1.1%
Autodesk, Inc., 2.85%, 1/15/30	2,047,000	1,884,126
Intuit, Inc., 5.20%, 9/15/33	291,000	298,255
Microsoft Corp., 3.50%, 2/12/35	1,193,000	1,105,762
Microsoft Corp., 4.20%, 11/3/35(1)	580,000	569,126
Microsoft Corp., 3.45%, 8/8/36	1,909,000	1,717,773
Microsoft Corp., 4.10%, 2/6/37	499,000	477,056
Oracle Corp., 4.65%, 5/6/30	237,000	236,092
Oracle Corp., 3.25%, 5/15/30	657,000	610,944
Oracle Corp., 2.875%, 3/25/31	1,580,000	1,415,367
Oracle Corp., 3.90%, 5/15/35	676,000	604,737
Oracle Corp., 3.85%, 7/15/36	690,000	602,185
Oracle Corp., 3.80%, 11/15/37	147,000	125,412
Oracle Corp., 6.50%, 4/15/38	1,749,000	1,907,509
		11,554,344
Specialized REITs — 0.6%
American Tower Corp., 2.90%, 1/15/30	1,278,000	1,170,926
American Tower Corp., 2.10%, 6/15/30	171,000	149,283
American Tower Corp., 5.65%, 3/15/33	160,000	165,129
American Tower Corp., 5.55%, 7/15/33	1,132,000	1,161,202
Crown Castle, Inc., 5.60%, 6/1/29	600,000	617,056
Crown Castle, Inc., 3.10%, 11/15/29	345,000	318,856
Crown Castle, Inc., 2.10%, 4/1/31	2,034,000	1,726,859
Crown Castle, Inc., 5.10%, 5/1/33	175,000	174,085
Equinix, Inc., 1.25%, 7/15/25	252,000	248,671
Public Storage Operating Co., 2.30%, 5/1/31	185,000	161,676
Public Storage Operating Co., 2.25%, 11/9/31	249,000	213,729
Weyerhaeuser Co., 4.00%, 11/15/29	150,000	145,252
		6,252,724
Specialty Retail — 1.2%
AutoZone, Inc., 4.75%, 2/1/33	435,000	426,618
AutoZone, Inc., 5.20%, 8/1/33	1,548,000	1,561,095
Home Depot, Inc., 4.00%, 9/15/25	500,000	498,865
Home Depot, Inc., 4.85%, 6/25/31	800,000	809,633
Home Depot, Inc., 4.95%, 6/25/34	2,435,000	2,450,902
Home Depot, Inc., 5.875%, 12/16/36	2,199,000	2,368,941
Home Depot, Inc., 5.95%, 4/1/41	1,178,000	1,262,121
Lowe's Cos., Inc., 4.50%, 4/15/30	500,000	496,681
Lowe's Cos., Inc., 3.75%, 4/1/32	120,000	112,035
Lowe's Cos., Inc., 5.50%, 10/15/35	1,668,000	1,725,160
O'Reilly Automotive, Inc., 4.35%, 6/1/28	775,000	769,677
		12,481,728
15

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 4.50%, 2/23/36	$405,000	$404,394
Dell International LLC/EMC Corp., 6.20%, 7/15/30	100,000	106,307
Dell International LLC/EMC Corp., 5.75%, 2/1/33(1)	2,119,000	2,212,638
Dell, Inc., 6.50%, 4/15/38	1,507,000	1,614,210
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	2,133,000	2,286,458
HP, Inc., 4.20%, 4/15/32	312,000	296,669
HP, Inc., 5.50%, 1/15/33(1)	280,000	286,134
		7,206,810
Transportation Infrastructure — 0.1%
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.875%, 8/20/35	814,808	688,228
Water Utilities — 0.3%
American Water Capital Corp., 2.30%, 6/1/31	1,456,000	1,260,811
American Water Capital Corp., 5.25%, 3/1/35	1,850,000	1,870,816
		3,131,627
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 2.55%, 2/15/31	1,322,000	1,164,631
T-Mobile USA, Inc., 2.25%, 11/15/31	884,000	752,961
Vodafone Group PLC, 6.25%, 11/30/32	400,000	435,703
Vodafone Group PLC, 6.15%, 2/27/37	2,755,000	2,945,260
Vodafone Group PLC, 5.00%, 5/30/38	425,000	413,407
		5,711,962
TOTAL CORPORATE BONDS (Cost $653,360,050)		651,550,417
U.S. TREASURY SECURITIES — 24.8%
U.S. Treasury Bonds, 1.125%, 8/15/40	1,978,000	1,248,497
U.S. Treasury Bonds, 1.375%, 11/15/40	6,870,000	4,495,288
U.S. Treasury Bonds, 1.875%, 2/15/41	6,514,000	4,607,764
U.S. Treasury Bonds, 2.25%, 5/15/41	8,520,000	6,361,045
U.S. Treasury Bonds, 2.00%, 11/15/41	13,545,000	9,583,617
U.S. Treasury Bonds, 2.75%, 8/15/42	8,920,000	7,024,500
U.S. Treasury Bonds, 3.125%, 2/15/43	8,850,000	7,327,523
U.S. Treasury Bonds, 2.875%, 5/15/43	12,060,000	9,586,287
U.S. Treasury Bonds, 3.625%, 8/15/43	8,500,000	7,534,785
U.S. Treasury Bonds, 3.625%, 2/15/44	9,910,000	8,759,898
U.S. Treasury Notes, 1.75%, 3/15/25	20,870,000	20,851,919
U.S. Treasury Notes, 3.875%, 4/30/25	11,910,000	11,900,826
U.S. Treasury Notes, 0.25%, 5/31/25	16,050,000	15,893,283
U.S. Treasury Notes, 2.875%, 5/31/25	9,900,000	9,865,642
U.S. Treasury Notes, 2.875%, 6/15/25	5,950,000	5,924,994
U.S. Treasury Notes, 4.625%, 6/30/25	6,250,000	6,257,184
U.S. Treasury Notes, 0.25%, 7/31/25	20,000,000	19,671,846
U.S. Treasury Notes, 0.25%, 8/31/25	16,150,000	15,833,693
U.S. Treasury Notes, 2.75%, 8/31/25	10,100,000	10,024,437
U.S. Treasury Notes, 3.50%, 9/15/25	16,390,000	16,324,396
U.S. Treasury Notes, 0.25%, 9/30/25	1,500,000	1,466,075
U.S. Treasury Notes, 0.25%, 10/31/25	10,000,000	9,742,817
U.S. Treasury Notes, 4.125%, 8/31/30(4)	8,390,000	8,419,824
U.S. Treasury Notes, 3.75%, 12/31/30	15,480,000	15,231,473
U.S. Treasury Notes, 4.25%, 2/28/31	9,575,000	9,666,823
U.S. Treasury Notes, 1.875%, 2/15/32	8,550,000	7,401,428
U.S. Treasury Notes, 2.75%, 8/15/32	6,990,000	6,378,648
TOTAL U.S. TREASURY SECURITIES (Cost $257,765,271)		257,384,512
16

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.8%
GNMA, 4.00%, TBA(5)	$3,000,000	$2,826,666
GNMA, 4.50%, TBA(5)	7,500,000	7,237,911
GNMA, 4.50%, TBA(5)	5,000,000	4,824,297
GNMA, 5.00%, TBA(5)	11,000,000	10,863,808
GNMA, 5.00%, TBA(5)	4,500,000	4,442,000
GNMA, 5.50%, TBA(5)	12,000,000	12,031,406
GNMA, 5.50%, TBA(5)	8,000,000	8,013,125
GNMA, 6.00%, TBA(5)	14,000,000	14,175,844
GNMA, 6.00%, TBA(5)	11,000,000	11,150,195
GNMA, 5.00%, TBA	4,500,000	4,439,188
GNMA, 5.50%, TBA	5,000,000	5,003,516
UMBS, 2.00%, TBA(5)	8,000,000	7,222,256
UMBS, 3.00%, TBA	7,000,000	6,098,750
UMBS, 3.00%, TBA(5)	4,000,000	3,485,937
UMBS, 3.50%, TBA(5)	4,000,000	3,845,124
UMBS, 3.50%, TBA	2,500,000	2,403,105
UMBS, 4.00%, TBA	22,500,000	21,089,134
UMBS, 4.00%, TBA(5)	4,000,000	3,750,117
UMBS, 4.00%, TBA(5)	4,000,000	3,748,867
UMBS, 4.00%, TBA(5)	3,000,000	2,923,290
UMBS, 4.50%, TBA(5)	17,000,000	16,359,810
UMBS, 4.50%, TBA(5)	8,500,000	8,168,284
UMBS, 4.50%, TBA(5)	5,000,000	4,819,716
UMBS, 4.50%, TBA(5)	4,500,000	4,462,466
UMBS, 4.50%, TBA	3,000,000	2,973,805
UMBS, 5.00%, TBA	10,000,000	9,838,355
UMBS, 5.00%, TBA	5,000,000	4,916,053
UMBS, 5.50%, TBA	4,000,000	4,005,612
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $192,532,285)		195,118,637
U.S. GOVERNMENT AGENCY SECURITIES — 0.7%
FHLB, 4.00%, 10/9/26	450,000	450,269
FHLB, 3.25%, 11/16/28	820,000	800,617
FHLMC, 0.375%, 7/21/25	600,000	590,931
FHLMC, 0.65%, 10/27/25	690,000	673,830
FHLMC, 6.75%, 9/15/29	260,000	289,318
FNMA, 2.125%, 4/24/26	957,000	936,591
FNMA, 6.25%, 5/15/29	485,000	526,432
FNMA, 7.25%, 5/15/30	610,000	700,890
FNMA, 6.625%, 11/15/30	597,000	672,302
Tennessee Valley Authority, 0.75%, 5/15/25	529,000	525,076
Tennessee Valley Authority, 7.125%, 5/1/30	1,014,000	1,155,590
Tennessee Valley Authority, 1.50%, 9/15/31	500,000	422,419
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $7,755,076)		7,744,265
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Canada — 0.2%
Export Development Canada, 3.875%, 2/14/28	880,000	875,919
Export Development Canada, 4.125%, 2/13/29	1,195,000	1,196,682
		2,072,601
Sweden — 0.1%
Svensk Exportkredit AB, 0.625%, 5/14/25	531,000	527,040
17

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Svensk Exportkredit AB, 2.25%, 3/22/27	$450,000	$433,204
		960,244
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,046,002)		3,032,845
SHORT-TERM INVESTMENTS — 12.9%
Money Market Funds — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class(6)	17,067,629	17,067,629
State Street Navigator Securities Lending Government Money Market Portfolio(7)	15,519,213	15,519,213
		32,586,842
Treasury Bills(8) — 9.7%
U.S. Treasury Bills, 4.45%, 3/6/25	$13,250,000	13,245,351
U.S. Treasury Bills, 4.37%, 3/27/25	5,750,000	5,733,842
U.S. Treasury Bills, 4.36%, 3/20/25	12,750,000	12,724,652
U.S. Treasury Bills, 4.48%, 4/1/25	12,000,000	11,959,038
U.S. Treasury Bills, 4.37%, 4/3/25	17,000,000	16,938,077
U.S. Treasury Bills, 4.42%, 4/8/25	9,000,000	8,961,937
U.S. Treasury Bills, 4.37%, 4/22/25	14,000,000	13,917,799
U.S. Treasury Bills, 4.34%, 5/1/25	3,250,000	3,227,408
U.S. Treasury Bills, 4.34%, 6/3/25	13,500,000	13,355,272
U.S. Treasury Bills, 4.33%, 7/1/25	1,000,000	986,125
		101,049,501
TOTAL SHORT-TERM INVESTMENTS (Cost $133,633,612)		133,636,343
TOTAL INVESTMENT SECURITIES — 120.2% (Cost $1,248,092,296)		1,248,467,019
OTHER ASSETS AND LIABILITIES — (20.2)%		(210,133,279)
TOTAL NET ASSETS — 100.0%		$1,038,333,740

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	15	June 2025	$1,771,406	$25,091
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 43	Sell	1.00%	12/20/29	$20,000,000	$413,348	$65,584	$478,932
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

18

Avantis Core Fixed Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,167,295. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,374,155, which represented 0.5% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $891,651.
(5)Collateral has been received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of securities received was $925,810.
(6)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $1,678,235.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,519,213.
(8)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
19

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.5%
Alabama — 1.1%
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	$200,000	$218,639
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	152,931
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	271,241
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	707,282
Water Works Board of the City of Birmingham Rev., 4.00%, 1/1/41	300,000	298,325
		1,648,418
Arizona — 0.3%
Phoenix GO, 5.00%, 7/1/25	85,000	85,649
Pima County Sewer System Rev., 5.00%, 7/1/25(1)	5,000	5,035
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	63,657
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	73,781
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	41,239
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	203,591
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	68,022
		540,974
California — 8.9%
California Educational Facilities Authority Rev., (Chapman University), 4.00%, 4/1/47 (GA: Brandman University)	445,000	435,180
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	508,037
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	167,136
California State Public Works Board Rev., (State of California), 5.00%, 5/1/28	170,000	170,532
California State University Rev., 5.00%, 11/1/36	200,000	204,774
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	75,830
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	46,613
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	135,725
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	62,094
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	300,368
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	109,603
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 4.00%, 12/1/40	210,000	210,183
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	295,822
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	217,938
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	77,330
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	70,498
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/46	385,000	402,415
Los Angeles Department of Water & Power System Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/40	75,000	80,409
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	137,333
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	43,265
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	71,914
Los Angeles Unified School District GO, 5.00%, 7/1/40	225,000	225,860
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	123,411
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/31	180,000	186,067
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/33	225,000	227,977
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/35	100,000	101,072
Peralta Community College District GO, 4.00%, 8/1/39	85,000	85,063
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	50,149
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	676,173
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	54,076
San Dieguito Union High School District GO, 4.00%, 2/1/40	2,150,000	2,151,507
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	125,207
20

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	$250,000	$250,720
Santa County Clara GO, 3.50%, 8/1/38	175,000	168,728
Santa County Clara GO, 3.25%, 8/1/39	50,000	48,261
State of California GO, 5.00%, 8/1/27	200,000	201,732
State of California GO, 5.00%, 9/1/28	400,000	404,127
State of California GO, 5.00%, 8/1/29	110,000	113,411
State of California GO, 3.00%, 9/1/29	260,000	259,047
State of California GO, 5.00%, 9/1/31	50,000	51,592
State of California GO, 5.00%, 3/1/32	375,000	375,638
State of California GO, 4.00%, 9/1/32	110,000	111,306
State of California GO, 4.00%, 9/1/33	60,000	60,654
State of California GO, 4.00%, 9/1/33	300,000	303,269
State of California GO, 4.00%, 9/1/33	455,000	459,958
State of California GO, 5.00%, 8/1/34	435,000	438,142
State of California GO, 4.00%, 10/1/34	40,000	41,548
State of California GO, 3.00%, 10/1/35	300,000	297,432
State of California GO, 4.00%, 10/1/35	200,000	210,631
State of California GO, 4.00%, 3/1/36	145,000	150,892
State of California GO, 4.00%, 10/1/36	50,000	51,575
State of California GO, 4.00%, 11/1/36	50,000	52,193
State of California GO, 4.00%, 8/1/37	100,000	101,412
State of California GO, 4.00%, 10/1/39	200,000	204,610
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	505,714
University of California Rev., 5.00%, 5/15/29	35,000	35,168
University of California Rev., 5.00%, 5/15/36	65,000	67,837
University of California Rev., 5.00%, 5/15/38	30,000	32,848
University of California Rev., 4.00%, 5/15/40	310,000	319,899
University of California Rev., 5.00%, 5/15/40	450,000	452,162
Vernon Electric System Rev., 5.00%, 4/1/28	275,000	291,054
		13,891,121
Colorado — 1.2%
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NPFG)(2)	80,000	66,690
Regional Transportation District COP, 4.00%, 6/1/40	140,000	139,960
State of Colorado COP, 5.00%, 12/15/32	50,000	55,458
State of Colorado COP, 4.00%, 12/15/35	50,000	51,601
State of Colorado COP, 4.00%, 12/15/37	40,000	40,819
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,512,054
University of Colorado Rev., 4.00%, 6/1/43	80,000	79,057
		1,945,639
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	275,000	274,984
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	408,275
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 4.00%, 7/1/45	350,000	335,417
State of Connecticut GO, 5.00%, 10/15/34	50,000	51,372
State of Connecticut GO, 4.00%, 1/15/37	75,000	77,985
State of Connecticut GO, 4.00%, 1/15/38	170,000	175,534
State of Connecticut GO, 4.00%, 4/15/38	225,000	228,416
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	56,749
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	101,170
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	60,000	64,131
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	687,808
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	81,618
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	71,534
21

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	$75,000	$68,475
State of Connecticut, Special Tax Rev., 4.00%, 5/1/40	500,000	509,003
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	227,017
University of Connecticut Rev., 4.00%, 4/15/38	95,000	96,419
		3,515,907
District of Columbia — 3.2%
District of Columbia GO, 5.00%, 6/1/35	265,000	275,792
District of Columbia GO, 5.00%, 6/1/36	100,000	103,958
District of Columbia GO, 4.00%, 6/1/37	100,000	101,055
District of Columbia GO, 5.00%, 6/1/37	100,000	103,820
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	463,535
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	368,512
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	108,266
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/40	1,315,000	1,326,823
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	207,890
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	116,488
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	92,292
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	492,081
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	168,193
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	393,019
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	600,724
		4,922,448
Florida — 8.2%
Broward County Airport System Rev., 4.00%, 10/1/42	700,000	697,137
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	480,032
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	109,143
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,856
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	56,810
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	150,616
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	65,203
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	250,529
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	134,447
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/28	160,000	164,934
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/30	310,000	319,075
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	270,512
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	57,395
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	105,639
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	302,161
Miami Beach Rev., 5.00%, 9/1/40	2,820,000	2,835,623
Miami-Dade County GO, 4.00%, 7/1/33	50,000	50,007
Miami-Dade County GO, 5.00%, 7/1/38	100,000	101,878
Miami-Dade County GO, 4.00%, 7/1/42	500,000	499,768
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	138,939
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/40	705,000	706,120
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 4.00%, 4/1/45	485,000	461,011
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	200,000	200,625
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,253
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	295,164
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	930,271
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	504,690
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	140,762
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	650,000	633,696
22

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	$115,000	$115,369
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	50,000	50,171
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	150,512
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	138,752
Palm Beach County School District COP, 5.00%, 8/1/31	110,000	110,780
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	130,419
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	81,464
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	61,119
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	60,205
School Board of Miami-Dade County COP, 5.00%, 5/1/32	190,000	190,648
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	650,000	628,107
		12,730,842
Georgia — 2.2%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	1,150,000	1,152,536
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	77,763
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	134,013
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	208,010
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	43,791
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	246,785
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	255,233
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	110,392
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	50,879
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	237,631
State of Georgia GO, 4.00%, 7/1/36	855,000	876,909
		3,393,942
Hawaii — 0.3%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	76,825
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	160,077
State of Hawaii GO, 5.00%, 10/1/30	60,000	63,288
State of Hawaii GO, 5.00%, 1/1/36	35,000	36,735
State of Hawaii GO, 5.00%, 1/1/38	75,000	78,433
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	38,367
		453,725
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	162,057
Idaho Housing & Finance Association Rev., 4.00%, 7/15/39	40,000	40,321
		202,378
Illinois — 6.8%
Chicago GO, 5.00%, 1/1/34	65,000	69,010
Chicago GO, 5.00%, 1/1/34	200,000	210,731
Chicago GO, 4.00%, 1/1/36	145,000	142,421
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	92,609
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	115,000	116,439
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	102,131
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	160,000	164,362
Chicago O'Hare International Airport Rev., 5.00%, 1/1/41	300,000	302,823
City of Chicago GO, 5.00%, 1/1/33	375,000	395,970
Cook County GO, 5.00%, 11/15/25	55,000	55,798
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	1,003,986
Cook County Sales Tax Rev., 4.00%, 11/15/40	865,000	862,583
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	99,708
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	132,428
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/32	115,000	118,973
23

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	$100,000	$103,351
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	229,440
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	91,321
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	151,220
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/27	250,000	251,948
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	141,022
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	510,000	510,265
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	656,004
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	136,639
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	76,356
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	133,143
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	204,867
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/46	845,000	803,406
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	575,000	615,104
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/42	570,000	549,380
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/47	255,000	237,502
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	205,000	208,535
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	97,523
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	56,961
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/28	190,000	200,585
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	160,008
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	355,707
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	227,670
State of Illinois GO, 5.00%, 7/1/25	135,000	135,936
State of Illinois GO, 5.00%, 12/1/25	115,000	116,792
State of Illinois GO, 5.00%, 3/1/27	100,000	103,989
State of Illinois GO, 5.00%, 10/1/31	100,000	109,199
State of Illinois GO, 5.00%, 3/1/34	40,000	43,609
		10,577,454
Indiana — 0.4%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	403,243
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	51,212
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	199,415
		653,870
Kansas — 0.8%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/33	1,300,000	1,312,041
Kentucky — 0.1%
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/25	125,000	125,925
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	586,601
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	120,122
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	124,961
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	150,953
State of Louisiana GO, 5.00%, 8/1/27	75,000	77,336
		1,059,973
Maryland — 0.5%
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	63,466
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	699,703
		763,169
24

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Massachusetts — 2.5%
Massachusetts GO, 5.00%, 2/1/35	$50,000	$51,868
Massachusetts GO, 3.00%, 7/1/35	100,000	95,032
Massachusetts GO, 5.00%, 9/1/37	50,000	53,126
Massachusetts GO, 4.00%, 12/1/39	50,000	50,041
Massachusetts GO, 4.00%, 11/1/40	275,000	277,163
Massachusetts GO, 5.00%, 11/1/41	55,000	57,222
Massachusetts GO, 4.00%, 4/1/42	645,000	641,626
Massachusetts GO, 5.00%, 11/1/45	75,000	79,329
Massachusetts GO, 5.00%, 1/1/49	445,000	475,326
Massachusetts GO, 5.00%, 11/1/50	75,000	78,279
Massachusetts Bay Transportation Authority Rev., Capital Appreciation, 0.00%, 7/1/31(2)	500,000	400,099
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/40	1,000,000	1,004,063
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/47	225,000	226,056
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	148,414
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	96,314
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	60,464
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	150,895
		3,945,317
Michigan — 4.2%
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax Rev.), 5.00%, 7/1/39	165,000	165,155
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/30	30,000	30,365
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/32	450,000	455,191
Michigan State University Rev., 4.00%, 2/15/44	1,280,000	1,255,851
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	946,839
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	77,515
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	512,080
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	101,660
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	959,187
State of Michigan Trunk Line Rev., 4.00%, 11/15/46	475,000	468,909
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	201,435
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/46	525,000	554,212
Wayne State University Rev., 4.00%, 11/15/48	900,000	854,540
		6,582,939
Minnesota — 0.1%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	103,523
Mississippi — 0.8%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,244,106
Missouri — 0.2%
Missouri Joint Municipal Electric Utility Commission Rev., (Missouri Joint Municipal Electric Utility Commission Prairie State Project Rev.), 5.00%, 12/1/40	275,000	279,626
Nebraska — 0.7%
Omaha Public Power District Rev., 4.00%, 2/1/42	295,000	292,857
Omaha Public Power District Rev., 4.00%, 2/1/49	900,000	864,023
		1,156,880
Nevada — 0.9%
Clark County GO, 5.00%, 6/1/43	180,000	186,833
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	59,245
Clark County School District GO, 5.00%, 6/15/25	115,000	115,690
Clark County School District GO, 5.00%, 6/15/27	265,000	269,005
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/43	500,000	517,975
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	46,255
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	51,389
25

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	$105,000	$109,634
		1,356,026
New Jersey — 2.7%
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/46	100,000	99,178
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/51	150,000	144,393
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	51,578
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	250,000	251,444
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,292
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,071
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/34	30,000	32,449
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/42	645,000	662,392
New Jersey Economic Development Authority Rev., (State of New Jersey), 4.00%, 6/15/46	950,000	925,545
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	56,316
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	140,000	143,225
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/27	35,000	37,117
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/30	100,000	110,553
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	871,643
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	96,631
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	199,857
South Jersey Transportation Authority Rev., 4.625%, 11/1/47	250,000	255,448
State of New Jersey GO, 4.00%, 6/1/30	100,000	106,216
		4,164,348
New Mexico — 0.0%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	50,471
New York — 17.7%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,506
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 9/15/25, Prerefunded at 100% of Par(1)	65,000	65,833
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	50,000	51,053
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	150,000	155,302
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	53,007
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	65,000	66,239
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	85,000	85,297
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	217,387
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	60,000	63,083
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	100,000	100,140
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	400,000	427,814
Empire State Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/47	170,000	165,491
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	156,533
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/38	140,000	151,232
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/39	1,390,000	1,420,335
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/39	70,000	75,391
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	35,000	37,493
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/41	110,000	117,276
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	75,000	73,962
Empire State Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	900,000	893,263
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/35	100,000	103,517
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	165,303
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	604,784
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	58,891
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	106,308
26

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Long Island Power Authority Rev., 5.00%, 9/1/41	$165,000	$168,730
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	201,518
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	111,751
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	210,637
Metropolitan Transportation Authority Rev., 5.00%, 11/15/35	365,000	373,205
Metropolitan Transportation Authority Rev., 5.00%, 11/15/37	40,000	40,071
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AGM)	220,000	220,731
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	100,958
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	97,119
Metropolitan Transportation Authority Dedicated Tax Fund Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/35	510,000	527,775
Metropolitan Transportation Authority Dedicated Tax Fund Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/42	810,000	830,758
New York City GO, 5.25%, 10/1/30	50,000	52,958
New York City GO, 4.00%, 8/1/35	250,000	250,910
New York City GO, 5.00%, 8/1/37	105,000	107,478
New York City GO, 4.00%, 8/1/39	360,000	360,658
New York City GO, 4.00%, 8/1/40	650,000	656,501
New York City GO, 4.00%, 8/1/41	400,000	402,064
New York City GO, 5.00%, 12/1/41	80,000	82,062
New York City GO, 5.00%, 9/1/42	185,000	200,836
New York City GO, 4.00%, 3/1/44	465,000	458,516
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	97,047
New York City Transitional Finance Authority Building Aid Rev., (State of New York), 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	331,743
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	160,374
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	133,567
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	615,000	628,440
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	75,071
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	75,496
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,304,366
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	115,200
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	409,963
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/47	1,075,000	1,026,389
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/34	75,000	75,388
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,621
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	102,691
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	289,456
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/41	1,420,000	1,419,816
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	400,000	396,208
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/45	500,000	485,769
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	100,000	105,242
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	500,000	538,089
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/32	420,000	420,181
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	42,865
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	108,039
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	75,000	76,848
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	145,000	149,451
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	66,340
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	202,926
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	145,000	147,790
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/40	560,000	579,927
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	100,000	100,933
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	132,731
27

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 3.00%, 3/15/41	$530,000	$470,914
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/42	100,000	102,113
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/42	550,000	607,027
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/43	160,000	158,187
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/43	250,000	248,129
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	200,000	195,876
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/47	225,000	217,232
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	61,768
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/34	165,000	166,594
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	52,749
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	105,000	110,536
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/43	235,000	235,810
New York State Dormitory Authority Rev., (Trustees of Columbia University in the City of New York), 5.00%, 10/1/38	70,000	73,698
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	102,945
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	102,286
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	35,481
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	702,157
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	100,000	102,905
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/40	120,000	132,457
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	225,000	223,552
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	448,899
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/35	70,000	70,754
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	102,956
Port Authority of New York & New Jersey Rev., 5.00%, 5/1/40	45,000	45,086
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	1,011,331
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	63,062
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	157,025
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	109,487
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	98,936
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	207,695
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	51,848
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	101,802
Triborough Bridge & Tunnel Authority Rev., 3.00%, 11/15/47	100,000	79,444
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	86,377
Utility Debt Securitization Authority Rev., 5.00%, 12/15/34	85,000	87,110
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	50,732
		27,614,603
North Carolina — 0.3%
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	50,722
North Carolina Turnpike Authority Rev., Capital Appreciation, 0.00%, 1/1/41(2)	500,000	254,685
State of North Carolina Rev., 5.00%, 3/1/33	115,000	124,016
		429,423
Ohio — 1.9%
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/36	175,000	179,652
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/37	435,000	444,358
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/38	50,000	50,709
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/33	90,000	97,859
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/35	100,000	108,704
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 4.00%, 2/15/36	325,000	332,313
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	33,604
28

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Franklin Sales Tax Rev., 5.00%, 6/1/43	$100,000	$104,107
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	202,801
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	511,108
Ohio State University Rev., 4.00%, 12/1/43	700,000	701,012
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	81,363
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	108,348
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	49,779
		3,005,717
Oklahoma — 0.5%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	83,778
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	251,269
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/37	375,000	381,273
		716,320
Oregon — 0.2%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	86,341
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	175,293
		261,634
Pennsylvania — 5.2%
Commonwealth Financing Authority Rev., (Commonwealth of Pennsylvania), 5.00%, 6/1/35	210,000	210,820
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	760,903
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/31	100,000	107,893
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	187,952
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	300,000	302,753
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/43	100,000	102,748
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	276,986
Pennsylvania COP, 5.00%, 7/1/43	100,000	103,066
Pennsylvania COP, 4.00%, 7/1/46	850,000	801,348
Pennsylvania GO, 4.00%, 9/15/32	330,000	334,339
Pennsylvania GO, 4.00%, 5/1/33	220,000	231,166
Pennsylvania GO, 4.00%, 3/15/34	50,000	50,023
Pennsylvania GO, 3.00%, 9/15/36	80,000	73,444
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	1,003,348
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	210,030
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/35	105,000	105,141
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	1,675,000	1,688,891
Philadelphia GO, 4.00%, 8/1/35	570,000	571,088
Philadelphia Authority for Industrial Development Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/42	170,000	162,426
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AGM)	100,000	104,367
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	710,136
		8,098,868
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,013,342
Rhode Island Health & Educational Building Corp. Rev., (University of Rhode Island), 4.00%, 9/15/47	215,000	197,501
		1,210,843
South Carolina — 0.7%
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	150,000	150,158
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	122,521
29

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	$445,000	$453,117
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	102,288
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	40,468
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	59,153
South Carolina Public Service Authority Rev., 5.00%, 12/1/46	235,000	237,966
		1,165,671
Texas — 16.1%
Austin Community College District GO, 4.00%, 8/1/45	425,000	409,362
Bexar County GO, 4.00%, 6/15/41	75,000	75,101
Bexar County GO, 5.00%, 6/15/42	400,000	409,911
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	477,525
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	96,762
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/47 (PSF-GTD)	850,000	815,620
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	260,671
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	54,831
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	71,280
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	330,035
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/45	535,000	519,269
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	80,803
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/31	190,000	194,941
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	100,152
El Paso GO, 4.00%, 8/15/41	50,000	49,174
El Paso GO, 4.00%, 8/15/42	600,000	591,857
El Paso GO, 4.00%, 8/15/47	675,000	650,971
El Paso GO, 4.00%, 8/15/47	735,000	708,835
Grand Parkway Transportation Corp. Rev., 4.00%, 10/1/45	1,730,000	1,624,880
Harris Toll Road Rev., 4.00%, 8/15/48	410,000	391,002
Hidalgo County GO, 4.00%, 8/15/43	500,000	486,962
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	56,144
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/40	1,035,000	1,039,281
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44	1,000,000	1,020,539
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/30	65,000	66,059
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/37	50,000	50,617
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	400,000	412,511
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	487,238
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	84,997
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	133,922
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	236,741
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,075,000	1,085,094
San Antonio Public Facilities Corp. Rev., (City of San Antonio TX), 4.00%, 9/15/42	3,845,000	3,716,579
San Jacinto Community College District GO, 4.00%, 2/15/41	2,900,000	2,888,318
State of Texas GO, 5.00%, 10/1/30	55,000	57,914
State of Texas GO, 5.00%, 10/1/33	100,000	104,720
Texas A&M University Rev., 5.00%, 5/15/25	295,000	296,356
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	45,592
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	105,345
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	540,000	548,876
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/35	125,000	126,495
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 4/15/38	220,000	222,075
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/38	400,000	405,832
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	285,000	301,711
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/40	500,000	500,240
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	75,651
30

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	$650,000	$651,686
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.75%, 10/15/43	500,000	530,570
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/45	450,000	443,916
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.125%, 10/15/47	900,000	894,926
		24,989,889
Utah — 0.5%
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	154,093
Utah Transit Authority Rev., 5.00%, 6/15/25	35,000	35,228
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	600,000	603,810
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	44,706
		837,837
Vermont — 0.5%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	825,000	825,253
Virginia — 1.0%
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/30	75,000	79,673
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/31	70,000	72,934
Virginia College Building Authority Rev., (Commonwealth of Virginia), 3.00%, 2/1/35	80,000	76,118
Virginia Commonwealth Transportation Board Rev., (Commonwealth of Virginia), 5.00%, 5/15/33	50,000	52,563
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	150,487
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	1,160,000	1,141,625
		1,573,400
Washington — 3.6%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	55,392
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	153,530
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Rev.), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	50,793
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	50,289
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	133,795
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,105,953
King County Sewer Rev., 4.00%, 7/1/31	125,000	126,590
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	646,605
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	998,207
Snohomish County Public Utility District No. 1 Electric System Rev., 5.00%, 12/1/40	200,000	201,196
State of Washington GO, 5.00%, 8/1/28	50,000	51,526
State of Washington GO, 5.00%, 7/1/29	250,000	254,342
State of Washington GO, 5.00%, 8/1/32	255,000	266,914
State of Washington GO, 5.00%, 8/1/34	145,000	145,999
State of Washington GO, 5.00%, 8/1/36	55,000	56,287
State of Washington GO, 5.00%, 2/1/40	40,000	42,961
State of Washington GO, 5.00%, 2/1/40	100,000	102,849
State of Washington GO, 5.00%, 8/1/40	265,000	282,231
University of Washington Rev., 4.00%, 6/1/37	10,000	10,028
University of Washington Rev., 4.00%, 12/1/41	875,000	875,548
		5,611,035
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	72,322
State of West Virginia GO, 4.00%, 12/1/42	210,000	206,075
		278,397
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	137,627
TOTAL MUNICIPAL SECURITIES (Cost $153,253,446)		153,377,579
31

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
BlackRock Liquidity Funds MuniCash (Cost $554,164)	554,108	$554,164
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $153,807,610)		153,931,743
OTHER ASSETS AND LIABILITIES — 1.1%		1,742,128
TOTAL NET ASSETS — 100.0%		$155,673,871

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
ST AID WITHHLDG	–	State Aid Withholding
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
32

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 77.5%
Aerospace and Defense — 1.4%
General Dynamics Corp., 3.25%, 4/1/25	$100,000	$99,870
General Dynamics Corp., 3.75%, 5/15/28	310,000	304,215
Howmet Aerospace, Inc., 6.75%, 1/15/28	397,000	419,991
Howmet Aerospace, Inc., 3.00%, 1/15/29	477,000	449,439
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	772,000	770,353
L3Harris Technologies, Inc., 4.40%, 6/15/28	737,000	731,012
L3Harris Technologies, Inc., 5.05%, 6/1/29	2,233,000	2,262,566
Lockheed Martin Corp., 4.50%, 2/15/29	2,014,000	2,017,632
Northrop Grumman Corp., 3.25%, 1/15/28	241,000	232,890
Northrop Grumman Corp., 4.60%, 2/1/29	100,000	100,391
RTX Corp., 4.125%, 11/16/28	332,000	327,338
RTX Corp., 5.75%, 1/15/29	396,000	412,150
Textron, Inc., 3.875%, 3/1/25	100,000	100,000
		8,227,847
Air Freight and Logistics — 0.5%
FedEx Corp., 3.10%, 8/5/29(1)	125,000	116,906
United Parcel Service, Inc., 3.90%, 4/1/25	2,716,000	2,713,949
United Parcel Service, Inc., 3.40%, 3/15/29	190,000	182,892
		3,013,747
Automobile Components — 0.6%
Aptiv Swiss Holdings Ltd., 4.35%, 3/15/29	1,954,000	1,924,454
Lear Corp., 4.25%, 5/15/29	494,000	480,588
Magna International, Inc., 5.98%, 3/21/26	1,103,000	1,103,003
		3,508,045
Automobiles — 2.2%
American Honda Finance Corp., 1.00%, 9/10/25	1,189,000	1,168,190
American Honda Finance Corp., 5.80%, 10/3/25	294,000	296,215
American Honda Finance Corp., 5.125%, 7/7/28	1,730,000	1,762,132
American Honda Finance Corp., 4.90%, 3/13/29	992,000	1,003,021
General Motors Co., 5.00%, 10/1/28	100,000	100,431
General Motors Financial Co., Inc., 5.00%, 4/9/27	100,000	100,393
General Motors Financial Co., Inc., 2.70%, 8/20/27	982,000	935,204
General Motors Financial Co., Inc., 5.05%, 4/4/28(2)	1,950,000	1,953,932
General Motors Financial Co., Inc., 4.30%, 4/6/29	115,000	111,523
Honda Motor Co. Ltd., 2.27%, 3/10/25	482,000	481,778
Toyota Motor Corp., 2.76%, 7/2/29	1,175,000	1,103,819
Toyota Motor Credit Corp., 3.00%, 4/1/25	100,000	99,869
Toyota Motor Credit Corp., 3.65%, 8/18/25	200,000	199,276
Toyota Motor Credit Corp., 4.35%, 10/8/27	200,000	200,061
Toyota Motor Credit Corp., 5.25%, 9/11/28	496,000	509,300
Toyota Motor Credit Corp., 5.05%, 5/16/29	1,083,000	1,104,130
Toyota Motor Credit Corp., 4.55%, 8/9/29	2,180,000	2,182,440
		13,311,714
Banks — 8.9%
African Development Bank, 0.875%, 7/22/26	841,000	804,512
African Development Bank, 4.375%, 3/14/28	600,000	605,452
Asian Development Bank, 0.625%, 4/29/25	376,000	373,753
Asian Development Bank, 2.875%, 5/6/25	842,000	839,674
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,293,000	1,284,055
Australia & New Zealand Banking Group Ltd., 5.375%, 7/3/25	250,000	250,758
33

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	$600,000	$597,262
Bank of Montreal, 5.92%, 9/25/25	100,000	100,758
Bank of Montreal, 5.30%, 6/5/26	408,000	412,389
Bank of Montreal, 5.27%, 12/11/26	265,000	268,990
Bank of Montreal, 5.72%, 9/25/28	894,000	926,040
Bank of Nova Scotia, 3.45%, 4/11/25	524,000	523,371
Bank of Nova Scotia, 5.45%, 6/12/25	634,000	635,412
Bank of Nova Scotia, 5.45%, 8/1/29	3,315,000	3,411,890
Barclays PLC, 3.65%, 3/16/25	1,050,000	1,049,417
Canadian Imperial Bank of Commerce, 3.95%, 8/4/25	553,000	551,594
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29(3)	3,914,000	3,991,873
Citibank NA, 4.84%, 8/6/29	1,150,000	1,161,306
Citigroup, Inc., 3.30%, 4/27/25	1,290,000	1,287,206
Citigroup, Inc., 3.40%, 5/1/26	401,000	396,062
Commonwealth Bank of Australia, 5.32%, 3/13/26	500,000	505,172
Cooperatieve Rabobank UA, 3.375%, 5/21/25	1,500,000	1,496,277
Cooperatieve Rabobank UA, 4.80%, 1/9/29	2,350,000	2,386,145
European Bank for Reconstruction & Development, 0.50%, 5/19/25	502,000	497,775
European Bank for Reconstruction & Development, 0.50%, 11/25/25	744,000	723,716
European Investment Bank, 2.75%, 8/15/25	1,092,000	1,084,072
European Investment Bank, 1.375%, 3/15/27	379,000	359,376
European Investment Bank, 4.375%, 3/19/27(3)	20,000	20,126
European Investment Bank, 4.50%, 10/16/28	533,000	540,938
HSBC USA, Inc., 5.625%, 3/17/25	1,500,000	1,500,408
Inter-American Development Bank, 0.875%, 4/3/25	992,000	988,972
Inter-American Development Bank, 3.125%, 9/18/28	454,000	440,097
Inter-American Development Bank, 3.50%, 9/14/29	230,000	224,440
International Bank for Reconstruction & Development, 0.375%, 7/28/25	900,000	885,636
International Bank for Reconstruction & Development, 0.50%, 10/28/25	209,000	203,920
International Bank for Reconstruction & Development, 3.625%, 9/21/29	532,000	521,808
International Finance Corp., 0.75%, 10/8/26	147,000	139,525
KeyCorp, 4.10%, 4/30/28	151,000	148,192
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28	754,000	729,557
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	988,000	984,063
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	1,827,000	1,810,652
Landwirtschaftliche Rentenbank, 0.875%, 3/30/26	255,000	246,354
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	532,000	530,206
Lloyds Banking Group PLC, 4.375%, 3/22/28	500,000	494,608
Mitsubishi UFJ Financial Group, Inc., 3.78%, 3/2/25	100,000	100,000
Mitsubishi UFJ Financial Group, Inc., 3.96%, 3/2/28	232,000	228,918
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	985,330
Nordic Investment Bank, 5.00%, 10/15/25	750,000	752,434
Oesterreichische Kontrollbank AG, 0.50%, 2/2/26(3)	749,000	724,240
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	507,000	509,986
Oesterreichische Kontrollbank AG, 4.50%, 1/24/30	200,000	203,475
PNC Financial Services Group, Inc., 3.45%, 4/23/29	1,279,000	1,225,726
Royal Bank of Canada, 4.95%, 4/25/25	752,000	752,295
Royal Bank of Canada, 1.15%, 6/10/25	100,000	99,136
Royal Bank of Canada, 4.24%, 8/3/27	112,000	111,613
Royal Bank of Canada, 6.00%, 11/1/27	1,092,000	1,133,313
Royal Bank of Canada, 4.95%, 2/1/29	171,000	173,305
Santander Holdings USA, Inc., 4.50%, 7/17/25	795,000	793,932
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	747,000	729,241
34

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Sumitomo Mitsui Financial Group, Inc., 3.94%, 7/19/28(3)	$180,000	$176,994
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,000,000	1,035,624
Sumitomo Mitsui Financial Group, Inc., 4.31%, 10/16/28	226,000	224,832
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	500,000	462,952
Toronto-Dominion Bank, 3.77%, 6/6/25	294,000	293,355
Toronto-Dominion Bank, 5.53%, 7/17/26	294,000	298,316
Toronto-Dominion Bank, 5.52%, 7/17/28	250,000	257,031
Toronto-Dominion Bank, 4.99%, 4/5/29(3)	2,140,000	2,163,383
Truist Bank, 4.05%, 11/3/25	253,000	252,090
Truist Financial Corp., 1.125%, 8/3/27	255,000	235,608
Wells Fargo & Co., 4.15%, 1/24/29	1,244,000	1,223,662
Westpac Banking Corp., 3.74%, 8/26/25(3)	1,088,000	1,084,122
Westpac Banking Corp., 5.51%, 11/17/25	393,000	396,183
Westpac Banking Corp., 2.85%, 5/13/26	140,000	137,721
		53,698,626
Beverages — 1.3%
Coca-Cola Co., 2.125%, 9/6/29	588,000	535,451
Constellation Brands, Inc., 4.40%, 11/15/25	1,376,000	1,374,107
Constellation Brands, Inc., 4.35%, 5/9/27	160,000	159,255
Constellation Brands, Inc., 4.65%, 11/15/28	906,000	904,807
Constellation Brands, Inc., 3.15%, 8/1/29	455,000	425,080
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29	406,000	396,120
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	280,000	281,556
PepsiCo, Inc., 2.25%, 3/19/25	100,000	99,899
PepsiCo, Inc., 3.50%, 7/17/25	200,000	199,396
PepsiCo, Inc., 4.45%, 2/7/28	1,400,000	1,406,987
PepsiCo, Inc., 2.625%, 7/29/29	2,068,000	1,926,437
		7,709,095
Biotechnology — 1.4%
AbbVie, Inc., 3.80%, 3/15/25	2,702,000	2,700,938
AbbVie, Inc., 4.65%, 3/15/28	1,750,000	1,760,993
AbbVie, Inc., 4.25%, 11/14/28	836,000	833,591
AbbVie, Inc., 4.80%, 3/15/29	209,000	211,274
AbbVie, Inc., 4.875%, 3/15/30	1,750,000	1,771,514
Amgen, Inc., 5.25%, 3/2/25	200,000	200,000
Amgen, Inc., 3.125%, 5/1/25	200,000	199,499
Baxalta, Inc., 4.00%, 6/23/25	269,000	268,592
Biogen, Inc., 4.05%, 9/15/25	638,000	635,149
		8,581,550
Broadline Retail — 0.1%
Amazon.com, Inc., 3.45%, 4/13/29	319,000	310,369
Amazon.com, Inc., 4.65%, 12/1/29(3)	135,000	137,527
eBay, Inc., 1.90%, 3/11/25	100,000	99,936
		547,832
Building Products — 0.4%
Owens Corning, 3.95%, 8/15/29	894,000	866,713
Trane Technologies Financing Ltd., 3.80%, 3/21/29	1,497,000	1,451,055
		2,317,768
Capital Markets — 5.9%
Ameriprise Financial, Inc., 3.00%, 4/2/25	1,531,000	1,528,653
Ameriprise Financial, Inc., 5.70%, 12/15/28	2,259,000	2,346,532
ARES Management Corp., 6.375%, 11/10/28	1,023,000	1,077,313
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	1,485,000	1,486,797
35

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Bank of New York Mellon Corp., 1.60%, 4/24/25	$998,000	$993,524
Bank of New York Mellon Corp., 3.35%, 4/25/25	791,000	789,571
Blackrock, Inc., 3.25%, 4/30/29	904,000	864,886
Blackstone Secured Lending Fund, 5.30%, 6/30/30(2)	1,450,000	1,436,783
Brookfield Finance, Inc., 3.90%, 1/25/28	1,107,000	1,088,035
Charles Schwab Corp., 3.00%, 3/10/25	200,000	199,939
Charles Schwab Corp., 4.20%, 3/24/25	200,000	199,751
Charles Schwab Corp., 3.625%, 4/1/25	100,000	99,907
Charles Schwab Corp., 3.85%, 5/21/25	989,000	987,648
Charles Schwab Corp., 5.875%, 8/24/26	298,000	303,682
Charles Schwab Corp., 4.00%, 2/1/29	100,000	98,109
Charles Schwab Corp., 3.25%, 5/22/29	258,000	245,397
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,000,000	1,004,310
CME Group, Inc., 3.00%, 3/15/25	2,817,000	2,814,445
Deutsche Bank AG, 4.10%, 1/13/26	135,000	134,332
Franklin Resources, Inc., 2.85%, 3/30/25	1,198,000	1,196,153
Goldman Sachs Group, Inc., 3.75%, 5/22/25	1,208,000	1,205,548
Intercontinental Exchange, Inc., 3.65%, 5/23/25	2,218,000	2,213,561
Intercontinental Exchange, Inc., 3.625%, 9/1/28	352,000	341,918
Intercontinental Exchange, Inc., 4.35%, 6/15/29	554,000	549,389
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	200,422
Jefferies Financial Group, Inc., 5.875%, 7/21/28	2,495,000	2,573,425
Lazard Group LLC, 4.50%, 9/19/28	2,870,000	2,841,810
Morgan Stanley, 4.00%, 7/23/25	1,047,000	1,044,779
Nasdaq, Inc., 5.65%, 6/28/25	662,000	663,781
Northern Trust Corp., 3.65%, 8/3/28	310,000	302,972
S&P Global, Inc., 2.50%, 12/1/29	2,400,000	2,192,011
State Street Corp., 3.55%, 8/18/25	1,554,000	1,547,597
UBS AG, 5.65%, 9/11/28	1,000,000	1,035,380
UBS Group AG, 3.75%, 3/26/25	300,000	299,831
		35,908,191
Chemicals — 1.1%
DuPont de Nemours, Inc., 4.49%, 11/15/25	200,000	199,731
Eastman Chemical Co., 3.80%, 3/15/25	10,000	9,989
Eastman Chemical Co., 5.00%, 8/1/29	1,739,000	1,751,596
Ecolab, Inc., 3.25%, 12/1/27	1,000,000	974,239
Mosaic Co., 5.375%, 11/15/28	2,125,000	2,173,911
Nutrien Ltd., 3.00%, 4/1/25	100,000	99,784
Nutrien Ltd., 4.90%, 3/27/28	294,000	296,860
Nutrien Ltd., 4.20%, 4/1/29	379,000	372,315
RPM International, Inc., 4.55%, 3/1/29	430,000	428,208
Sherwin-Williams Co., 3.45%, 8/1/25	100,000	99,471
		6,406,104
Commercial Services and Supplies — 0.8%
Republic Services, Inc., 3.20%, 3/15/25	100,000	99,935
Waste Connections, Inc., 3.50%, 5/1/29	291,000	279,624
Waste Management, Inc., 3.125%, 3/1/25	388,000	388,000
Waste Management, Inc., 3.15%, 11/15/27	2,000,000	1,940,393
Waste Management, Inc., 4.875%, 2/15/29	2,013,000	2,049,195
		4,757,147
Communications Equipment — 0.4%
Cisco Systems, Inc., 4.85%, 2/26/29	1,816,000	1,842,636
Motorola Solutions, Inc., 5.00%, 4/15/29	798,000	804,973
		2,647,609
36

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Consumer Finance — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	$1,250,000	$1,285,692
American Express Co., 3.95%, 8/1/25	245,000	244,380
		1,530,072
Consumer Staples Distribution & Retail — 0.5%
Sysco Corp., 5.75%, 1/17/29	151,000	156,840
Target Corp., 2.25%, 4/15/25	2,307,000	2,300,539
Target Corp., 3.375%, 4/15/29	727,000	698,638
		3,156,017
Containers and Packaging — 0.0%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	96,000	95,796
WRKCo, Inc., 4.90%, 3/15/29	181,000	181,901
		277,697
Diversified Consumer Services — 0.0%
Yale University, 0.87%, 4/15/25	293,000	291,601
Diversified REITs — 4.6%
American Homes 4 Rent LP, 4.25%, 2/15/28	121,000	119,521
Brixmor Operating Partnership LP, 4.125%, 5/15/29	2,392,000	2,325,700
Digital Realty Trust LP, 4.45%, 7/15/28	1,849,000	1,836,541
ERP Operating LP, 3.375%, 6/1/25	721,000	718,238
Essex Portfolio LP, 3.50%, 4/1/25	720,000	719,234
Essex Portfolio LP, 3.375%, 4/15/26	705,000	696,282
Essex Portfolio LP, 3.625%, 5/1/27	746,000	732,096
Essex Portfolio LP, 3.00%, 1/15/30	2,000,000	1,842,576
Extra Space Storage LP, 5.70%, 4/1/28	1,765,000	1,816,136
Federal Realty OP LP, 5.375%, 5/1/28	105,000	107,058
Host Hotels & Resorts LP, 4.50%, 2/1/26	794,000	791,441
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	2,821,000	2,591,226
Mid-America Apartments LP, 4.00%, 11/15/25	1,115,000	1,109,536
Prologis LP, 4.00%, 9/15/28	521,000	512,506
Prologis LP, 4.375%, 2/1/29	3,160,000	3,146,681
Rexford Industrial Realty LP, 5.00%, 6/15/28	1,004,000	1,011,107
Simon Property Group LP, 3.50%, 9/1/25	360,000	357,994
Simon Property Group LP, 3.30%, 1/15/26	250,000	247,411
Simon Property Group LP, 2.45%, 9/13/29	4,236,000	3,875,038
Ventas Realty LP, 3.85%, 4/1/27	665,000	654,768
Ventas Realty LP, 4.40%, 1/15/29	1,834,000	1,811,966
WP Carey, Inc., 4.25%, 10/1/26	1,058,000	1,052,723
		28,075,779
Diversified Telecommunication Services — 0.4%
AT&T, Inc., 4.10%, 2/15/28	165,000	163,206
AT&T, Inc., 4.35%, 3/1/29	254,000	251,647
Sprint Capital Corp., 6.875%, 11/15/28	1,458,000	1,560,402
Verizon Communications, Inc., 2.10%, 3/22/28	291,000	270,988
		2,246,243
Electric Utilities — 4.5%
AEP Texas, Inc., 5.45%, 5/15/29	1,816,000	1,862,067
American Electric Power Co., Inc., 5.20%, 1/15/29	815,000	827,164
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	155,000	153,203
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	2,321,000	2,318,982
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	1,861,000	1,792,194
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	140,000	143,131
Commonwealth Edison Co., 2.95%, 8/15/27	2,500,000	2,414,295
Constellation Energy Generation LLC, 5.60%, 3/1/28	525,000	538,758
37

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
DTE Electric Co., 3.375%, 3/1/25	$482,000	$482,000
Duke Energy Carolinas LLC, 3.95%, 11/15/28	231,000	227,456
Duke Energy Corp., 0.90%, 9/15/25	169,000	165,628
Duke Energy Corp., 5.00%, 12/8/27	338,000	342,344
Duke Energy Corp., 4.30%, 3/15/28	178,000	176,702
Duke Energy Florida LLC, 3.80%, 7/15/28	300,000	294,706
Duke Energy Progress LLC, 3.25%, 8/15/25	349,000	346,933
Edison International, 4.70%, 8/15/25	1,198,000	1,195,367
Entergy Corp., 0.90%, 9/15/25	154,000	150,902
Entergy Texas, Inc., 4.00%, 3/30/29	392,000	385,255
Florida Power & Light Co., 2.85%, 4/1/25	100,000	99,842
Florida Power & Light Co., 5.15%, 6/15/29	255,000	261,483
Nevada Power Co., 3.70%, 5/1/29	1,567,000	1,518,429
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25	293,000	293,000
NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	364,000	365,753
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	116,000	110,561
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	165,000	151,830
NextEra Energy Capital Holdings, Inc., 3.50%, 4/1/29	993,000	950,121
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	1,967,000	2,050,349
Pacific Gas & Electric Co., 3.15%, 1/1/26	103,000	101,470
Pacific Gas & Electric Co., 6.10%, 1/15/29	32,000	33,010
Pacific Gas & Electric Co., 5.55%, 5/15/29	1,000,000	1,015,084
PacifiCorp, 5.10%, 2/15/29	295,000	299,578
Public Service Electric & Gas Co., 3.20%, 5/15/29	1,438,000	1,369,060
Southern California Edison Co., 6.65%, 4/1/29	1,048,000	1,082,819
Southern Co., 5.15%, 10/6/25	151,000	151,487
Southern Co., 5.50%, 3/15/29	105,000	108,223
Wisconsin Electric Power Co., 5.00%, 5/15/29	580,000	592,095
Wisconsin Public Service Corp., 5.35%, 11/10/25	65,000	65,381
Wisconsin Public Service Corp., 4.55%, 12/1/29	2,250,000	2,252,962
Xcel Energy, Inc., 3.35%, 12/1/26	250,000	244,793
		26,934,417
Electrical Equipment — 0.0%
Hubbell, Inc., 3.35%, 3/1/26	196,000	193,416
Electronic Equipment, Instruments and Components — 0.5%
Amphenol Corp., 2.05%, 3/1/25	100,000	100,000
Avnet, Inc., 4.625%, 4/15/26	727,000	726,177
Jabil, Inc., 1.70%, 4/15/26	1,238,000	1,197,726
Jabil, Inc., 3.95%, 1/12/28	200,000	195,759
Jabil, Inc., 5.45%, 2/1/29	335,000	341,947
Trimble, Inc., 4.90%, 6/15/28	382,000	384,031
		2,945,640
Energy Equipment and Services — 0.0%
Schlumberger Investment SA, 4.50%, 5/15/28	170,000	170,515
Entertainment — 0.2%
Netflix, Inc., 4.875%, 4/15/28	110,000	111,476
Netflix, Inc., 5.875%, 11/15/28	773,000	809,663
Netflix, Inc., 6.375%, 5/15/29	198,000	212,053
TWDC Enterprises 18 Corp., 1.85%, 7/30/26	143,000	138,252
		1,271,444
Financial Services — 1.5%
Corebridge Financial, Inc., 3.50%, 4/4/25	482,000	481,479
Equitable Holdings, Inc., 4.35%, 4/20/28	2,505,000	2,479,096
38

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Fiserv, Inc., 3.85%, 6/1/25	$200,000	$199,508
Global Payments, Inc., 4.95%, 8/15/27	492,000	495,695
Global Payments, Inc., 4.45%, 6/1/28	295,000	292,725
Global Payments, Inc., 3.20%, 8/15/29	71,000	66,222
Mastercard, Inc., 2.00%, 3/3/25	100,000	100,000
Mastercard, Inc., 2.95%, 6/1/29	1,939,000	1,834,195
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	1,169,000	1,132,927
National Rural Utilities Cooperative Finance Corp., 5.15%, 6/15/29	1,675,000	1,710,100
Voya Financial, Inc., 3.65%, 6/15/26	359,000	354,831
		9,146,778
Food Products — 1.0%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	1,572,000	1,550,648
Conagra Brands, Inc., 4.60%, 11/1/25	200,000	199,950
Conagra Brands, Inc., 7.00%, 10/1/28	1,032,000	1,103,290
Conagra Brands, Inc., 4.85%, 11/1/28	287,000	287,281
General Mills, Inc., 5.50%, 10/17/28	200,000	206,246
J.M. Smucker Co., 3.50%, 3/15/25	100,000	99,938
J.M. Smucker Co., 5.90%, 11/15/28	100,000	104,735
Kraft Heinz Foods Co., 4.625%, 1/30/29	668,000	669,891
Tyson Foods, Inc., 4.35%, 3/1/29	762,000	751,633
Tyson Foods, Inc., 5.40%, 3/15/29	864,000	884,058
		5,857,670
Gas Utilities — 0.5%
Atmos Energy Corp., 2.625%, 9/15/29	3,175,000	2,938,062
Spire, Inc., 5.30%, 3/1/26	100,000	100,530
		3,038,592
Ground Transportation — 0.3%
Ryder System, Inc., 3.35%, 9/1/25	741,000	736,113
Ryder System, Inc., 5.25%, 6/1/28	1,102,000	1,122,579
		1,858,692
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories, 2.95%, 3/15/25	1,212,000	1,211,080
Baxter International, Inc., 2.27%, 12/1/28	3,028,000	2,780,032
Becton Dickinson & Co., 5.08%, 6/7/29	650,000	661,163
Solventum Corp., 5.45%, 2/25/27	315,000	320,254
Solventum Corp., 5.40%, 3/1/29	130,000	132,735
Stryker Corp., 3.375%, 11/1/25	200,000	198,469
Zimmer Biomet Holdings, Inc., 3.55%, 4/1/25	200,000	199,790
Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	2,925,000	2,956,974
		8,460,497
Health Care Providers and Services — 2.5%
Cardinal Health, Inc., 5.125%, 2/15/29	1,362,000	1,381,996
Cencora, Inc., 3.25%, 3/1/25	100,000	100,000
Cigna Group, 4.375%, 10/15/28	823,000	816,779
Cigna Group, 5.00%, 5/15/29	279,000	283,022
CVS Health Corp., 4.10%, 3/25/25	744,000	743,546
CVS Health Corp., 3.875%, 7/20/25	200,000	199,145
CVS Health Corp., 5.00%, 1/30/29	408,000	409,975
Elevance Health, Inc., 4.10%, 3/1/28	465,000	459,211
Elevance Health, Inc., 5.15%, 6/15/29(3)	154,000	157,091
HCA, Inc., 5.20%, 6/1/28	549,000	555,804
Humana, Inc., 4.50%, 4/1/25	100,000	99,953
Humana, Inc., 5.75%, 3/1/28	100,000	102,763
39

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Humana, Inc., 5.75%, 12/1/28	$1,030,000	$1,062,112
Humana, Inc., 3.70%, 3/23/29	928,000	888,525
IQVIA, Inc., 6.25%, 2/1/29	2,259,000	2,359,636
Laboratory Corp. of America Holdings, 3.60%, 9/1/27	250,000	244,771
McKesson Corp., 4.90%, 7/15/28	1,079,000	1,095,616
Quest Diagnostics, Inc., 3.50%, 3/30/25	100,000	99,877
UnitedHealth Group, Inc., 3.75%, 7/15/25	200,000	199,409
UnitedHealth Group, Inc., 5.15%, 10/15/25	200,000	200,831
UnitedHealth Group, Inc., 4.70%, 4/15/29	3,062,000	3,083,422
UnitedHealth Group, Inc., 4.00%, 5/15/29	909,000	891,153
		15,434,637
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	490,000	488,858
Welltower OP LLC, 4.25%, 4/15/28	502,000	497,088
		985,946
Hotels, Restaurants and Leisure — 0.9%
Booking Holdings, Inc., 3.65%, 3/15/25	895,000	894,440
Booking Holdings, Inc., 3.55%, 3/15/28	302,000	294,664
Expedia Group, Inc., 5.00%, 2/15/26	200,000	200,437
Expedia Group, Inc., 3.80%, 2/15/28	1,114,000	1,086,004
Marriott International, Inc., 3.75%, 3/15/25	100,000	99,934
Marriott International, Inc., 5.55%, 10/15/28	150,000	154,409
McDonald's Corp., 4.60%, 5/15/30(2)	1,750,000	1,749,111
Starbucks Corp., 3.80%, 8/15/25	663,000	660,978
Starbucks Corp., 3.55%, 8/15/29	526,000	506,280
		5,646,257
Household Durables — 0.7%
Lennar Corp., 4.75%, 5/30/25	1,061,000	1,060,592
Mohawk Industries, Inc., 5.85%, 9/18/28	779,000	808,693
PulteGroup, Inc., 5.00%, 1/15/27	789,000	794,163
Toll Brothers Finance Corp., 4.875%, 11/15/25	550,000	550,134
Whirlpool Corp., 4.75%, 2/26/29(3)	871,000	858,681
		4,072,263
Industrial Conglomerates — 0.7%
3M Co., 2.65%, 4/15/25	1,531,000	1,527,057
Honeywell International, Inc., 4.65%, 7/30/27	105,000	105,698
Honeywell International, Inc., 2.70%, 8/15/29	572,000	532,894
Pentair Finance SARL, 4.50%, 7/1/29	2,193,000	2,175,386
		4,341,035
Insurance — 3.4%
Allstate Corp., 0.75%, 12/15/25	1,482,000	1,437,667
Aon Corp., 3.75%, 5/2/29	464,000	448,440
Aon Global Ltd., 3.875%, 12/15/25	200,000	198,997
Assurant, Inc., 4.90%, 3/27/28	765,000	769,865
Athene Holding Ltd., 4.125%, 1/12/28	1,056,000	1,042,131
AXIS Specialty Finance LLC, 3.90%, 7/15/29	743,000	715,382
Brighthouse Financial, Inc., 3.70%, 6/22/27	145,000	141,823
Chubb INA Holdings LLC, 3.15%, 3/15/25	2,254,000	2,252,418
Chubb INA Holdings LLC, 4.65%, 8/15/29	2,000,000	2,012,815
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	1,316,000	1,318,438
Lincoln National Corp., 3.80%, 3/1/28	527,000	514,719
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	2,605,000	2,604,381
MetLife, Inc., 3.00%, 3/1/25	100,000	100,000
40

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Principal Financial Group, Inc., 3.70%, 5/15/29	$1,056,000	$1,018,256
Progressive Corp., 4.00%, 3/1/29	958,000	943,669
Progressive Corp., 6.625%, 3/1/29	3,762,000	4,067,102
Reinsurance Group of America, Inc., 3.90%, 5/15/29	105,000	101,681
RenaissanceRe Finance, Inc., 3.45%, 7/1/27	797,000	778,664
		20,466,448
Interactive Media and Services — 0.7%
Meta Platforms, Inc., 4.60%, 5/15/28	228,000	230,534
Meta Platforms, Inc., 4.30%, 8/15/29	3,750,000	3,744,589
		3,975,123
IT Services — 0.8%
CDW LLC/CDW Finance Corp., 4.25%, 4/1/28	500,000	490,602
IBM International Capital Pte. Ltd., 4.60%, 2/5/29	1,100,000	1,101,747
International Business Machines Corp., 3.50%, 5/15/29	1,650,000	1,580,510
VeriSign, Inc., 5.25%, 4/1/25	1,868,000	1,867,099
		5,039,958
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29(3)	3,429,000	3,503,779
Machinery — 3.6%
Caterpillar Financial Services Corp., 1.45%, 5/15/25	1,097,000	1,090,033
Caterpillar Financial Services Corp., 4.40%, 10/15/27	5,250,000	5,260,889
Caterpillar Financial Services Corp., 4.40%, 3/3/28(2)	1,930,000	1,934,529
CNH Industrial Capital LLC, 5.50%, 1/12/29	2,359,000	2,426,570
Cummins, Inc., 4.90%, 2/20/29	1,068,000	1,084,590
Deere & Co., 5.375%, 10/16/29	375,000	392,172
IDEX Corp., 4.95%, 9/1/29	655,000	659,267
Ingersoll Rand, Inc., 5.18%, 6/15/29	1,752,000	1,788,063
John Deere Capital Corp., 3.40%, 6/6/25	199,000	198,377
John Deere Capital Corp., 4.15%, 9/15/27	130,000	129,474
John Deere Capital Corp., 4.95%, 7/14/28	686,000	699,786
John Deere Capital Corp., 4.50%, 1/16/29	345,000	346,165
John Deere Capital Corp., 2.80%, 7/18/29	250,000	234,731
PACCAR Financial Corp., 2.85%, 4/7/25	100,000	99,823
PACCAR Financial Corp., 4.55%, 3/3/28(2)	1,900,000	1,913,755
PACCAR Financial Corp., 4.95%, 8/10/28	175,000	178,802
PACCAR Financial Corp., 4.60%, 1/31/29(3)	696,000	702,780
PACCAR Financial Corp., 4.00%, 9/26/29	2,960,000	2,909,776
		22,049,582
Media — 1.3%
Comcast Corp., 3.375%, 8/15/25	1,987,000	1,977,275
Comcast Corp., 4.15%, 10/15/28	1,320,000	1,303,421
Comcast Corp., 4.55%, 1/15/29	1,856,000	1,861,254
Fox Corp., 3.05%, 4/7/25	100,000	99,804
Fox Corp., 4.71%, 1/25/29	396,000	395,116
Walt Disney Co., 3.35%, 3/24/25	2,061,000	2,059,531
		7,696,401
Metals and Mining — 0.1%
ArcelorMittal SA, 4.25%, 7/16/29	177,000	173,956
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	195,000	198,650
Newmont Corp., 2.80%, 10/1/29	317,000	294,217
Rio Tinto Finance USA Ltd., 7.125%, 7/15/28	189,000	204,419
		871,242
41

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Multi-Utilities — 1.4%
Ameren Corp., 5.00%, 1/15/29	$1,541,000	$1,555,488
Ameren Illinois Co., 3.25%, 3/1/25	100,000	100,000
Black Hills Corp., 3.15%, 1/15/27	242,000	235,520
CenterPoint Energy, Inc., 5.40%, 6/1/29	2,728,000	2,795,811
Consumers Energy Co., 4.60%, 5/30/29	1,819,000	1,824,642
Consumers Energy Co., 4.70%, 1/15/30	1,500,000	1,507,489
Dominion Energy, Inc., 3.90%, 10/1/25	200,000	199,207
Dominion Energy, Inc., 4.25%, 6/1/28	200,000	198,108
Dominion Energy, Inc., Series A, 3.30%, 3/15/25	100,000	99,922
National Grid PLC, 5.60%, 6/12/28	120,000	123,297
Sempra, 3.30%, 4/1/25	100,000	99,852
		8,739,336
Oil, Gas and Consumable Fuels — 6.5%
Boardwalk Pipelines LP, 4.45%, 7/15/27	914,000	907,974
BP Capital Markets America, Inc., 3.94%, 9/21/28	421,000	413,049
BP Capital Markets America, Inc., 4.70%, 4/10/29	1,801,000	1,810,491
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,642,000	1,663,021
Cheniere Energy, Inc., 4.625%, 10/15/28	200,000	197,696
Chevron Corp., 1.55%, 5/11/25	100,000	99,436
Chevron USA, Inc., 4.69%, 4/15/30	2,500,000	2,520,226
ConocoPhillips Co., 2.40%, 3/7/25	100,000	99,974
DCP Midstream Operating LP, 5.375%, 7/15/25	528,000	528,304
DCP Midstream Operating LP, 5.625%, 7/15/27	573,000	584,587
DCP Midstream Operating LP, 5.125%, 5/15/29	1,385,000	1,395,064
Devon Energy Corp., 5.25%, 10/15/27	280,000	280,424
Enbridge, Inc., 4.25%, 12/1/26	940,000	935,474
Enbridge, Inc., 6.00%, 11/15/28	170,000	177,268
Enbridge, Inc., 5.30%, 4/5/29	205,000	208,611
Energy Transfer LP, 4.05%, 3/15/25	100,000	99,943
Energy Transfer LP, 5.95%, 12/1/25	200,000	200,964
Energy Transfer LP, 4.75%, 1/15/26	463,000	462,955
Energy Transfer LP, 6.05%, 12/1/26	403,000	412,463
Energy Transfer LP, 5.50%, 6/1/27	585,000	594,149
Energy Transfer LP, 4.00%, 10/1/27	195,000	191,733
Energy Transfer LP, 5.55%, 2/15/28	864,000	884,637
Energy Transfer LP, 4.95%, 5/15/28	431,000	434,196
Enterprise Products Operating LLC, 4.15%, 10/16/28	342,000	338,242
EOG Resources, Inc., 3.15%, 4/1/25	2,380,000	2,377,052
Equinor ASA, 7.25%, 9/23/27	734,000	787,937
Exxon Mobil Corp., 2.71%, 3/6/25	1,064,000	1,063,839
Exxon Mobil Corp., 2.99%, 3/19/25	2,093,000	2,091,701
Kinder Morgan, Inc., 4.30%, 6/1/25	110,000	109,831
Kinder Morgan, Inc., 4.30%, 3/1/28(3)	472,000	468,329
Kinder Morgan, Inc., 5.00%, 2/1/29	977,000	985,026
MPLX LP, 1.75%, 3/1/26	150,000	145,780
MPLX LP, 4.25%, 12/1/27	213,000	210,859
MPLX LP, 4.80%, 2/15/29	1,024,000	1,024,733
ONEOK, Inc., 5.00%, 3/1/26	200,000	200,556
ONEOK, Inc., 4.55%, 7/15/28	583,000	580,575
ONEOK, Inc., 5.65%, 11/1/28	747,000	769,710
Phillips 66, 3.85%, 4/9/25	605,000	604,411
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	200,000	199,777
42

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	$1,200,000	$1,134,889
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	75,000	75,000
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	482,000	486,993
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	784,000	774,137
Shell International Finance BV, 3.25%, 5/11/25	100,000	99,752
Shell International Finance BV, 3.875%, 11/13/28	227,000	223,216
Spectra Energy Partners LP, 3.50%, 3/15/25	100,000	99,921
Targa Resources Corp., 5.20%, 7/1/27	828,000	837,014
Targa Resources Corp., 6.15%, 3/1/29	320,000	335,257
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27	680,000	684,116
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	488,000	488,517
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 1/15/29	780,000	798,753
Tennessee Gas Pipeline Co. LLC, 7.00%, 3/15/27	249,000	260,433
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	151,000	161,729
TotalEnergies Capital International SA, 3.46%, 2/19/29	328,000	316,611
TransCanada PipeLines Ltd., 4.25%, 5/15/28	369,000	364,116
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26	614,000	626,244
Valero Energy Corp., 5.15%, 2/15/30	2,500,000	2,522,912
Williams Cos., Inc., 4.00%, 9/15/25	1,520,000	1,514,528
Williams Cos., Inc., 5.30%, 8/15/28	300,000	306,063
		39,171,198
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,204,000	1,365,668
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust, Class AA, 3.58%, 7/15/29	199,550	193,959
Delta Air Lines, Inc., 3.75%, 10/28/29	285,000	268,451
United Airlines Pass-Through Trust, Class A, 5.875%, 4/15/29	46,883	47,759
		510,169
Personal Care Products — 0.4%
Kenvue, Inc., 5.50%, 3/22/25	1,991,000	1,991,344
Kenvue, Inc., 5.05%, 3/22/28	543,000	553,383
		2,544,727
Pharmaceuticals — 3.1%
Astrazeneca Finance LLC, 4.875%, 3/3/28	100,000	101,578
Astrazeneca Finance LLC, 4.85%, 2/26/29	2,757,000	2,794,586
Bristol-Myers Squibb Co., 4.90%, 2/22/29	371,000	376,783
Bristol-Myers Squibb Co., 3.40%, 7/26/29	2,337,000	2,236,478
Eli Lilly & Co., 4.55%, 2/12/28	1,900,000	1,914,650
Eli Lilly & Co., 4.50%, 2/9/29	469,000	472,526
Eli Lilly & Co., 3.375%, 3/15/29	280,000	270,542
Eli Lilly & Co., 4.20%, 8/14/29	2,229,000	2,213,895
Eli Lilly & Co., 4.75%, 2/12/30	1,975,000	2,001,215
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	1,669,000	1,601,538
Johnson & Johnson, 4.80%, 6/1/29	1,446,000	1,476,581
Merck & Co., Inc., 1.90%, 12/10/28	276,000	252,796
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	1,255,000	1,256,847
Royalty Pharma PLC, 1.20%, 9/2/25	1,640,000	1,610,616
		18,580,631
Professional Services — 0.1%
Automatic Data Processing, Inc., 1.70%, 5/15/28	516,000	477,777
Real Estate Management and Development — 0.6%
CBRE Services, Inc., 4.875%, 3/1/26	680,000	679,960
CBRE Services, Inc., 5.50%, 4/1/29	2,249,000	2,307,188
43

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	$336,000	$359,340
		3,346,488
Residential REITs — 1.3%
AvalonBay Communities, Inc., 2.95%, 5/11/26	1,264,000	1,242,973
AvalonBay Communities, Inc., 3.30%, 6/1/29	1,811,000	1,720,241
Camden Property Trust, 4.10%, 10/15/28	1,086,000	1,068,112
UDR, Inc., 3.50%, 7/1/27	810,000	790,069
UDR, Inc., 4.40%, 1/26/29	1,714,000	1,692,741
UDR, Inc., 3.20%, 1/15/30	1,750,000	1,629,401
		8,143,537
Retail REITs — 0.8%
Federal Realty OP LP, 3.25%, 7/15/27	1,491,000	1,447,563
NNN REIT, Inc., 3.50%, 10/15/27	761,000	741,322
Realty Income Corp., 3.875%, 4/15/25	1,608,000	1,606,439
Realty Income Corp., 2.10%, 3/15/28	250,000	232,718
Realty Income Corp., 3.25%, 6/15/29	621,000	588,551
		4,616,593
Semiconductors and Semiconductor Equipment — 1.8%
Analog Devices, Inc., 2.95%, 4/1/25	135,000	134,797
Broadcom, Inc., 3.15%, 11/15/25	100,000	99,046
Broadcom, Inc., 5.05%, 7/12/29	693,000	702,751
Intel Corp., 3.40%, 3/25/25	892,000	891,087
KLA Corp., 4.10%, 3/15/29	2,086,000	2,058,699
Lam Research Corp., 3.80%, 3/15/25	864,000	863,502
Marvell Technology, Inc., 1.65%, 4/15/26	363,000	351,618
Marvell Technology, Inc., 4.875%, 6/22/28	165,000	165,455
Marvell Technology, Inc., 5.75%, 2/15/29	2,433,000	2,516,758
Micron Technology, Inc., 5.375%, 4/15/28	485,000	493,889
Micron Technology, Inc., 5.33%, 2/6/29	327,000	332,282
Micron Technology, Inc., 4.66%, 2/15/30	2,150,000	2,123,571
Texas Instruments, Inc., 1.375%, 3/12/25	100,000	99,920
Texas Instruments, Inc., 4.60%, 2/8/29(3)	25,000	25,229
		10,858,604
Software — 0.4%
Atlassian Corp., 5.25%, 5/15/29	309,000	314,272
Intuit, Inc., 5.125%, 9/15/28	175,000	179,572
Oracle Corp., 2.50%, 4/1/25	1,294,000	1,291,772
Oracle Corp., 2.95%, 5/15/25	100,000	99,653
Roper Technologies, Inc., 3.85%, 12/15/25	435,000	433,061
		2,318,330
Specialized REITs — 1.3%
American Tower Corp., 2.40%, 3/15/25	100,000	99,816
American Tower Corp., 3.65%, 3/15/27	791,000	776,355
American Tower Corp., 3.55%, 7/15/27	969,000	946,099
American Tower Corp., 5.50%, 3/15/28	123,000	125,979
American Tower Corp., 5.25%, 7/15/28	100,000	101,935
American Tower Corp., 5.80%, 11/15/28	100,000	103,754
American Tower Corp., 3.95%, 3/15/29	612,000	594,680
Crown Castle, Inc., 4.45%, 2/15/26	532,000	530,611
Crown Castle, Inc., 4.00%, 3/1/27	230,000	227,520
Crown Castle, Inc., 5.00%, 1/11/28	115,000	116,003
Crown Castle, Inc., 4.80%, 9/1/28	309,000	309,445
Crown Castle, Inc., 5.60%, 6/1/29	2,087,000	2,146,326
44

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Equinix, Inc., 1.45%, 5/15/26	$794,000	$765,818
Public Storage Operating Co., 1.85%, 5/1/28	252,000	233,435
Public Storage Operating Co., 5.125%, 1/15/29	678,000	693,620
		7,771,396
Specialty Retail — 1.5%
AutoZone, Inc., 3.625%, 4/15/25	294,000	293,560
AutoZone, Inc., 6.25%, 11/1/28	580,000	610,881
Home Depot, Inc., 4.00%, 9/15/25	964,000	961,811
Home Depot, Inc., 2.50%, 4/15/27	195,000	188,116
Home Depot, Inc., 3.90%, 12/6/28	303,000	298,380
Home Depot, Inc., 4.90%, 4/15/29	1,552,000	1,580,170
Home Depot, Inc., 2.95%, 6/15/29	1,302,000	1,225,442
Home Depot, Inc., 4.75%, 6/25/29	988,000	998,955
Lowe's Cos., Inc., 4.40%, 9/8/25	109,000	108,918
Lowe's Cos., Inc., 3.375%, 9/15/25	180,000	178,896
Lowe's Cos., Inc., 1.70%, 9/15/28	677,000	615,329
Lowe's Cos., Inc., 3.65%, 4/5/29	398,000	383,799
Ross Stores, Inc., 4.60%, 4/15/25	1,415,000	1,414,481
		8,858,738
Technology Hardware, Storage and Peripherals — 1.0%
Apple, Inc., 1.125%, 5/11/25	720,000	715,290
Dell International LLC/EMC Corp., 6.02%, 6/15/26	832,000	844,242
Dell International LLC/EMC Corp., 4.90%, 10/1/26	490,000	492,362
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,670,000	1,670,783
HP, Inc., 3.00%, 6/17/27	325,000	313,734
HP, Inc., 4.00%, 4/15/29	2,048,000	1,989,985
		6,026,396
Textiles, Apparel and Luxury Goods — 0.3%
NIKE, Inc., 2.40%, 3/27/25	100,000	99,850
Ralph Lauren Corp., 3.75%, 9/15/25	1,635,000	1,625,317
		1,725,167
Trading Companies and Distributors — 0.1%
Air Lease Corp., 3.25%, 3/1/25	834,000	834,000
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.15%, 3/1/29	430,000	437,688
Water Utilities — 0.1%
American Water Capital Corp., 3.40%, 3/1/25	100,000	100,000
American Water Capital Corp., 2.95%, 9/1/27	325,000	313,400
		413,400
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., 2.95%, 3/15/25	100,000	99,903
Rogers Communications, Inc., 3.625%, 12/15/25	184,000	182,674
Sprint LLC, 7.625%, 3/1/26	475,000	484,173
T-Mobile USA, Inc., 3.50%, 4/15/25	100,000	99,852
T-Mobile USA, Inc., 4.80%, 7/15/28	383,000	385,356
T-Mobile USA, Inc., 2.40%, 3/15/29	653,000	598,128
		1,850,086
TOTAL CORPORATE BONDS (Cost $467,028,235)		468,762,945
U.S. TREASURY SECURITIES — 19.7%
U.S. Treasury Notes, 1.75%, 3/15/25	2,900,000	2,897,487
U.S. Treasury Notes, 2.875%, 5/31/25	5,450,000	5,431,086
U.S. Treasury Notes, 0.25%, 7/31/25	4,750,000	4,672,064
45

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
U.S. Treasury Notes, 0.25%, 8/31/25	$5,000,000	$4,902,072
U.S. Treasury Notes, 0.25%, 9/30/25	5,650,000	5,522,216
U.S. Treasury Notes, 0.25%, 10/31/25	2,875,000	2,801,060
U.S. Treasury Notes, 0.625%, 11/30/27	4,763,700	4,353,017
U.S. Treasury Notes, 0.75%, 1/31/28	4,992,000	4,553,737
U.S. Treasury Notes, 1.125%, 2/29/28	6,099,800	5,614,794
U.S. Treasury Notes, 1.25%, 4/30/28	6,050,000	5,564,818
U.S. Treasury Notes, 1.25%, 6/30/28	4,392,800	4,021,986
U.S. Treasury Notes, 1.00%, 7/31/28	4,439,200	4,020,944
U.S. Treasury Notes, 3.125%, 11/15/28	5,344,700	5,187,073
U.S. Treasury Notes, 1.375%, 12/31/28	3,832,000	3,478,214
U.S. Treasury Notes, 1.75%, 1/31/29(4)	5,768,300	5,303,005
U.S. Treasury Notes, 1.875%, 2/28/29	6,879,800	6,345,541
U.S. Treasury Notes, 2.75%, 5/31/29	7,827,000	7,446,657
U.S. Treasury Notes, 2.625%, 7/31/29	9,285,400	8,771,439
U.S. Treasury Notes, 1.625%, 8/15/29	3,690,000	3,339,090
U.S. Treasury Notes, 3.50%, 9/30/29	6,040,000	5,912,712
U.S. Treasury Notes, 3.875%, 9/30/29	5,190,000	5,160,299
U.S. Treasury Notes, 4.00%, 10/31/29	6,250,000	6,245,361
U.S. Treasury Notes, 3.875%, 12/31/29	4,000,000	3,975,078
U.S. Treasury Notes, 3.50%, 1/31/30	3,400,000	3,321,906
TOTAL U.S. TREASURY SECURITIES (Cost $118,646,576)		118,841,656
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
Federal Farm Credit Banks Funding Corp., 5.00%, 3/10/25	596,000	596,069
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	197,000	197,668
FHLB, 4.625%, 11/17/26	180,000	181,662
FHLB, 4.00%, 6/30/28	100,000	100,080
FHLB, 3.25%, 11/16/28	150,000	146,454
FHLMC, 0.375%, 7/21/25	118,000	116,216
FHLMC, 0.375%, 9/23/25	973,000	952,096
FHLMC, 0.65%, 10/27/25	100,000	97,657
FHLMC, 6.75%, 9/15/29	90,000	100,148
FNMA, 0.50%, 6/17/25	720,000	712,031
FNMA, 0.50%, 11/7/25	1,266,000	1,234,795
FNMA, 0.75%, 10/8/27	485,000	447,000
FNMA, 6.25%, 5/15/29	210,000	227,940
Tennessee Valley Authority, 0.75%, 5/15/25	211,000	209,435
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	100,000	97,948
Tennessee Valley Authority, 3.875%, 3/15/28	960,000	957,701
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,372,406)		6,374,900
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Canada — 0.2%
Export Development Canada, 3.375%, 8/26/25	100,000	99,515
Export Development Canada, 3.875%, 2/14/28	300,000	298,609
Export Development Canada, 4.125%, 2/13/29	990,000	991,393
		1,389,517
Sweden — 0.1%
Svensk Exportkredit AB, 0.625%, 5/14/25	400,000	397,017
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	336,937
		733,954
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,140,773)		2,123,471
46

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
Money Market Funds — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,070,277	$15,070,277
State Street Navigator Securities Lending Government Money Market Portfolio(5)	5,798,228	5,798,228
TOTAL SHORT-TERM INVESTMENTS (Cost $20,868,505)		20,868,505
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $615,056,495)		616,971,477
OTHER ASSETS AND LIABILITIES — (2.0)%		(12,257,751)
TOTAL NET ASSETS — 100.0%		$604,713,726

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,121,216, which represented 0.2% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,649,054. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $163,127.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,798,228.

See Notes to Financial Statements.
47

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Assets
Investment securities, at value (cost of $1,232,573,083 and $153,807,610, respectively) — including $15,167,295 and $—, respectively, of securities on loan	$1,232,947,806	$153,931,743
Investment made with cash collateral received for securities on loan, at value (cost of $15,519,213 and $—, respectively)	15,519,213	—
Total investment securities, at value (cost of $1,248,092,296 and $153,807,610, respectively)	1,248,467,019	153,931,743
Receivable for investments sold	84,616,064	—
Receivable for capital shares sold	2,077,045	—
Receivable for variation margin on futures contracts	8,906	—
Receivable for variation margin on swap agreements	6,224	—
Interest receivable	9,833,144	1,759,400
Securities lending receivable	3,726	—
	1,345,012,128	155,691,143

Liabilities
Disbursements in excess of demand deposit cash	119	—
Payable for collateral received for forward commitments	1,678,235	—
Payable for collateral received for securities on loan	15,519,213	—
Payable for investments purchased	289,365,886	—
Accrued management fees	114,935	17,272
	306,678,388	17,272

Net Assets	$1,038,333,740	$155,673,871

Shares outstanding (unlimited number of shares authorized)	25,000,000	3,350,000

Net Asset Value Per Share	$41.53	$46.47

Net Assets Consist of:
Capital paid in	$1,059,780,027	$155,669,206
Distributable earnings (loss)	(21,446,287)	4,665
	$1,038,333,740	$155,673,871

See Notes to Financial Statements.
48

FEBRUARY 28, 2025 (UNAUDITED)
Avantis Short-Term Fixed Income ETF
Assets
Investment securities, at value (cost of $609,258,267) — including $5,649,054 of securities on loan	$611,173,249
Investment made with cash collateral received for securities on loan, at value (cost of $5,798,228)	5,798,228
Total investment securities, at value (cost of $615,056,495)	616,971,477
Cash	302,124
Interest receivable	5,743,695
Securities lending receivable	3,041
623,020,337

Liabilities
Payable for collateral received for securities on loan	5,798,228
Payable for investments purchased	12,439,755
Accrued management fees	68,628
18,306,611

Net Assets	$604,713,726

Shares outstanding (unlimited number of shares authorized)	12,950,000

Net Asset Value Per Share	$46.70

Net Assets Consist of:
Capital paid in	$604,419,575
Distributable earnings (loss)	294,151
$604,713,726

See Notes to Financial Statements.
49

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$21,951,719	$2,645,460
Securities lending, net	16,872	—
	21,968,591	2,645,460
Expenses:
Management fees	687,863	109,098
Other expenses	21,482	—
	709,345	109,098

Net investment income (loss)	21,259,246	2,536,362

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,647,163)	(8,756)
Futures contract transactions	(205,121)	—
Swap agreement transactions	93,118	—
	(5,759,166)	(8,756)

Change in net unrealized appreciation (depreciation) on:
Investments	(5,229,881)	(241,135)
Futures contracts	124,813	—
Swap agreements	758	—
	(5,104,310)	(241,135)

Net realized and unrealized gain (loss)	(10,863,476)	(249,891)

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,395,770	$2,286,471

See Notes to Financial Statements.
50

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
Avantis Short-Term Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$12,237,578
Securities lending, net	20,685
12,258,263
Expenses:
Management fees	397,586
Other expenses	99
397,685

Net investment income (loss)	11,860,578

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(183,158)
Futures contract transactions	(156,632)
(339,790)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,623,674)
Futures contracts	13,637
(1,610,037)

Net realized and unrealized gain (loss)	(1,949,827)

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,910,751

See Notes to Financial Statements.
51

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis Core Fixed Income ETF		Avantis Core Municipal Fixed Income ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$21,259,246	$30,932,682	$2,536,362	$4,194,627
Net realized gain (loss)	(5,759,166)	(1,261,680)	(8,756)	(580,460)
Change in net unrealized appreciation (depreciation)	(5,104,310)	23,819,991	(241,135)	3,319,440
Net increase (decrease) in net assets resulting from operations	10,395,770	53,490,993	2,286,471	6,933,607

Distributions to Shareholders
From earnings	(20,580,750)	(29,881,175)	(2,492,115)	(3,932,875)

Capital Share Transactions
Proceeds from shares sold	287,511,255	293,065,165	11,595,571	54,454,379
Payments for shares redeemed	(26,622,080)	(43,273,525)	—	—
Other capital	4,619	6,017	23,191	60,133
Net increase (decrease) in net assets from capital share transactions	260,893,794	249,797,657	11,618,762	54,514,512

Net increase (decrease) in net assets	250,708,814	273,407,475	11,413,118	57,515,244

Net Assets
Beginning of period	787,624,926	514,217,451	144,260,753	86,745,509
End of period	$1,038,333,740	$787,624,926	$155,673,871	$144,260,753

Transactions in Shares of the Funds
Sold	6,900,000	7,200,000	250,000	1,200,000
Redeemed	(650,000)	(1,050,000)	—	—
Net increase (decrease) in shares of the funds	6,250,000	6,150,000	250,000	1,200,000

See Notes to Financial Statements.
52

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis Short-Term Fixed Income ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$11,860,578	$13,834,577
Net realized gain (loss)	(339,790)	(478,154)
Change in net unrealized appreciation (depreciation)	(1,610,037)	7,438,884
Net increase (decrease) in net assets resulting from operations	9,910,751	20,795,307

Distributions to Shareholders
From earnings	(11,137,740)	(13,193,380)

Capital Share Transactions
Proceeds from shares sold	207,601,385	161,826,835
Payments for shares redeemed	(9,313,260)	(9,335,270)
Other capital	3,016	2,423
Net increase (decrease) in net assets from capital share transactions	198,291,141	152,493,988

Net increase (decrease) in net assets	197,064,152	160,095,915

Net Assets
Beginning of period	407,649,574	247,553,659
End of period	$604,713,726	$407,649,574

Transactions in Shares of the Funds
Sold	4,450,000	3,500,000
Redeemed	(200,000)	(200,000)
Net increase (decrease) in shares of the funds	4,250,000	3,300,000

See Notes to Financial Statements.
53

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company.  Avantis Core Fixed Income ETF, Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF is to seek to maximize total return.  Avantis Core Municipal Fixed Income ETF’s investment objective is to seek current income that is exempt from federal income tax.  Shares of the funds are listed for trading on the NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

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Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Core Fixed Income ETF
Corporate Bonds	$15,519,213	—	—	—	$15,519,213
Gross amount of recognized liabilities for securities lending transactions					$15,519,213
Avantis Short-Term Fixed Income ETF
Corporate Bonds	$5,798,228	—	—	—	$5,798,228
Gross amount of recognized liabilities for securities lending transactions					$5,798,228
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Core Fixed Income ETF	0.15%
Avantis Core Municipal Fixed Income ETF	0.15%
Avantis Short-Term Fixed Income ETF	0.15%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

55

4. Investment Transactions

Purchases and sales of investment securities, including TBA transactions and excluding short-term investments and in kind transactions, for the period ended February 28, 2025 were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$1,372,036,309	—	$24,598,033
Purchases of other investment securities	$126,820,720	$20,009,755	$91,217,231
Total Purchases	$1,498,857,029	$20,009,755	$115,815,264

Sales of U.S. Treasury and Government Agency obligations	$1,324,409,903	—	$29,564,894
Sales of other investment securities	$135,710,612	$8,337,960	$82,651,460
Total Sales	$1,460,120,515	$8,337,960	$112,216,354

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Core Fixed Income ETF	$269,828,192	$22,637,063	$227,815
Avantis Short-Term Fixed Income ETF	$201,164,018	$9,090,351	$80,942
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
56

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Core Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$651,550,417	—
U.S. Treasury Securities	—	257,384,512	—
U.S. Government Agency Mortgage-Backed Securities	—	195,118,637	—
U.S. Government Agency Securities	—	7,744,265	—
Sovereign Governments and Agencies	—	3,032,845	—
Short-Term Investments	$32,586,842	101,049,501	—
	$32,586,842	$1,215,880,177	—
Other Financial Instruments
Futures Contracts	$25,091	—	—
Swap Agreements	—	$478,932	—
	$25,091	$478,932	—

Avantis Core Municipal Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$153,377,579	—
Short-Term Investments	$554,164	—	—
	$554,164	$153,377,579	—

Avantis Short-Term Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$468,762,945	—
U.S. Treasury Securities	—	118,841,656	—
U.S. Government Agency Securities	—	6,374,900	—
Sovereign Governments and Agencies	—	2,123,471	—
Short-Term Investments	$20,868,505	—	—
	$20,868,505	$596,102,972	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Avantis Core Fixed Income ETF	$20,000,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures
57

contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income ETF	$3,332,161	$3,207,695
Avantis Short-Term Fixed Income ETF	$5,427,930	$1,063,906

Value of Derivative Instruments as of February 28, 2025

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	$6,224	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	8,906	Payable for variation margin on futures contracts*	—
		$15,130		—
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$93,118	Change in net unrealized appreciation (depreciation) on swap agreements	$758
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(205,121)	Change in net unrealized appreciation (depreciation) on futures contracts	124,813
		$(112,003)		$125,571
Avantis Short-Term Fixed Income ETF
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(156,632)	Change in net unrealized appreciation (depreciation) on futures contracts	$13,637

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
58

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Federal tax cost of investments	$1,248,945,759	$153,807,610	$615,056,495
Gross tax appreciation of investments	$7,856,908	$1,423,689	$3,005,165
Gross tax depreciation of investments	(8,335,648)	(1,299,556)	(1,090,183)
Net tax appreciation (depreciation) of investments	$(478,740)	$124,133	$1,914,982

For Avantis Core Fixed Income ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Core Fixed Income ETF	$(10,040,277)	$(9,894,719)
Avantis Core Municipal Fixed Income ETF	$(2,446)	$(579,392)
Avantis Short-Term Fixed Income ETF	$(1,254,868)	$(2,348,388)
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Portfolio Turnover Rate (excluding TBA transactions)(3)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income ETF
2025(4)	$42.01	0.95	(0.49)	0.46	(0.94)	0.00(5)	$41.53	1.13%	0.15%	4.63%	169%	24%	$1,038,334
2024	$40.81	1.90	1.17	3.07	(1.87)	0.00(5)	$42.01	7.77%	0.15%	4.66%	324%	27%	$787,625
2023	$42.59	1.62	(1.92)	(0.30)	(1.48)	0.00(5)	$40.81	(0.67)%	0.15%	3.91%	346%	27%	$514,217
2022	$49.67	0.94	(7.28)	(6.34)	(0.74)	0.00(5)	$42.59	(12.86)%	0.15%	2.09%	382%	31%	$249,132
2021(6)	$50.00	0.51	(0.43)	0.08	(0.41)	0.00(5)	$49.67	0.15%	0.15%	1.17%	185%	23%	$69,534

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income ETF
2025(4)	$46.54	0.80	(0.09)	0.71	(0.79)	0.01	$46.47	1.57%	0.15%	3.48%	6%	$155,674
2024	$45.66	1.49	0.77	2.26	(1.40)	0.02	$46.54	5.10%	0.15%	3.23%	19%	$144,261
2023	$45.62	1.11	(0.13)	0.98	(0.98)	0.04	$45.66	2.22%	0.15%	2.42%	6%	$86,746
2022	$50.25	0.48	(4.69)	(4.21)	(0.44)	0.02	$45.62	(8.36)%	0.15%	1.01%	2%	$36,499
2021(5)	$50.00	0.26	0.17	0.43	(0.21)	0.03	$50.25	0.93%	0.15%	0.70%	14%	$27,637

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)December 8, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income ETF
2025(4)	$46.86	1.03	(0.19)	0.84	(1.00)	0.00(5)	$46.70	1.81%	0.15%	4.47%	23%	$604,714
2024	$45.84	2.04	0.97	3.01	(1.99)	0.00(5)	$46.86	6.74%	0.15%	4.44%	39%	$407,650
2023	$46.60	1.70	(0.96)	0.74	(1.50)	0.00(5)	$45.84	1.63%	0.15%	3.69%	59%	$247,554
2022	$50.00	0.57	(3.52)	(2.95)	(0.45)	0.00(5)	$46.60	(5.92)%	0.15%	1.18%	38%	$86,202
2021(6)	$50.00	0.18	(0.02)	0.16	(0.16)	0.00(5)	$50.00	0.33%	0.15%	0.40%	49%	$32,499

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2025 (unaudited).
(5)Per-share amount was less than $0.005.
(6)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

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Semiannual Financial Statements and Other Information

February 28, 2025

Avantis® U.S. Equity Fund
Institutional Class (AVUSX)
G Class (AVUNX)
Avantis® U.S. Large Cap Value Fund
Institutional Class (AVLVX)
G Class (ALCEX)
Avantis® U.S. Small Cap Equity Fund
Institutional Class (AVSCX)
G Class (AVSBX)
Avantis® U.S. Small Cap Value Fund
Institutional Class (AVUVX)
G Class (AVCNX)

Schedules of Investments

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Equity Fund
	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.0%
AerSale Corp.(1)	635	$4,445
Axon Enterprise, Inc.(1)	458	242,030
Boeing Co.(1)	3,414	596,187
BWX Technologies, Inc.	6,070	631,098
Curtiss-Wright Corp.	474	152,467
Ducommun, Inc.(1)	89	5,217
General Dynamics Corp.	1,113	281,144
General Electric Co.	7,322	1,515,507
Hexcel Corp.	1,272	80,607
Howmet Aerospace, Inc.	2,552	348,603
Huntington Ingalls Industries, Inc.	493	86,561
Lockheed Martin Corp.	3,392	1,527,655
Mercury Systems, Inc.(1)	629	27,934
National Presto Industries, Inc.	103	10,479
Northrop Grumman Corp.	808	373,086
RTX Corp.	10,274	1,366,339
Textron, Inc.	3,994	298,472
TransDigm Group, Inc.	384	525,005
Woodward, Inc.	1,167	220,557
		8,293,393
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc.(1)	4,921	109,886
CH Robinson Worldwide, Inc.	999	101,518
Expeditors International of Washington, Inc.	6,063	711,554
FedEx Corp.	7,667	2,015,654
Hub Group, Inc., Class A	2,866	117,793
Radiant Logistics, Inc.(1)	3,821	25,830
United Parcel Service, Inc., Class B	15,712	1,870,199
		4,952,434
Automobile Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	10,320	51,187
Aptiv PLC(1)	4,839	315,116
Autoliv, Inc.	4,573	445,182
BorgWarner, Inc.	11,747	349,708
Dana, Inc.	8,975	133,458
Dorman Products, Inc.(1)	1,328	174,579
Gentex Corp.	7,073	172,015
Goodyear Tire & Rubber Co.(1)	22,093	208,779
LCI Industries	1,525	158,325
Lear Corp.	3,021	283,944
Modine Manufacturing Co.(1)	1,220	103,163
Motorcar Parts of America, Inc.(1)	233	2,516
Patrick Industries, Inc.	1,596	144,598
Phinia, Inc.	2,063	101,727
QuantumScape Corp.(1)(2)	2,508	11,763
Standard Motor Products, Inc.	889	25,363
Stoneridge, Inc.(1)	1,089	6,120
Visteon Corp.(1)	1,495	129,646
2

Avantis U.S. Equity Fund
	Shares	Value
XPEL, Inc.(1)	479	$16,013
		2,833,202
Automobiles — 1.3%
Ford Motor Co.	125,031	1,194,046
General Motors Co.	42,887	2,107,038
Harley-Davidson, Inc.	4,686	120,711
Lucid Group, Inc.(1)	4,717	10,472
Rivian Automotive, Inc., Class A(1)(2)	13,766	162,989
Tesla, Inc.(1)	21,926	6,423,880
Thor Industries, Inc.	1,921	190,928
Winnebago Industries, Inc.	550	22,226
		10,232,290
Banks — 5.8%
1st Source Corp.	704	45,690
ACNB Corp.	274	11,226
Amalgamated Financial Corp.	1,351	43,840
Amerant Bancorp, Inc.	864	19,837
Ameris Bancorp	1,895	122,379
Arrow Financial Corp.	634	17,137
Associated Banc-Corp.	5,383	133,768
Atlantic Union Bankshares Corp.	3,221	114,893
Axos Financial, Inc.(1)	4,403	294,120
Banc of California, Inc.	5,109	75,971
BancFirst Corp.	807	96,324
Bancorp, Inc.(1)	3,873	216,191
Bank First Corp.	345	36,135
Bank of America Corp.	80,376	3,705,334
Bank of Hawaii Corp.	1,388	100,241
Bank of Marin Bancorp	324	7,899
Bank of NT Butterfield & Son Ltd.	3,115	120,862
Bank OZK	5,320	255,413
BankUnited, Inc.	2,650	99,587
Banner Corp.	1,157	79,810
Bar Harbor Bankshares	500	16,060
BayCom Corp.	385	10,588
BCB Bancorp, Inc.	593	6,007
Berkshire Hills Bancorp, Inc.	1,551	44,188
Blue Foundry Bancorp(1)	1,039	10,317
BOK Financial Corp.	625	68,100
Bridgewater Bancshares, Inc.(1)	809	11,731
Brookline Bancorp, Inc.	3,642	42,976
Burke & Herbert Financial Services Corp.	98	6,111
Business First Bancshares, Inc.	1,148	30,456
Byline Bancorp, Inc.	1,198	34,191
Cadence Bank	5,647	187,255
Camden National Corp.	451	19,835
Capital City Bank Group, Inc.	375	13,913
Carter Bankshares, Inc.(1)	1,318	22,854
Cathay General Bancorp	2,366	111,084
Central Pacific Financial Corp.	1,144	33,222
ChoiceOne Financial Services, Inc.(2)	439	13,956
Citigroup, Inc.	27,044	2,162,168
Citizens & Northern Corp.	211	4,505
Citizens Financial Group, Inc.	10,986	502,829
3

Avantis U.S. Equity Fund
	Shares	Value
City Holding Co.	499	$59,376
Civista Bancshares, Inc.	218	4,493
CNB Financial Corp.	770	19,212
Coastal Financial Corp.(1)	338	33,371
Columbia Banking System, Inc.	9,863	263,638
Columbia Financial, Inc.(1)	962	15,267
Comerica, Inc.	6,549	421,297
Commerce Bancshares, Inc.	3,614	235,091
Community Financial System, Inc.	868	54,936
Community Trust Bancorp, Inc.	566	30,898
Community West Bancshares	384	7,407
ConnectOne Bancorp, Inc.	1,598	40,797
CrossFirst Bankshares, Inc.(1)	1,628	26,032
Cullen/Frost Bankers, Inc.	1,998	273,786
Customers Bancorp, Inc.(1)	2,451	132,354
CVB Financial Corp.	3,862	77,897
Dime Community Bancshares, Inc.	1,799	55,769
Eagle Bancorp, Inc.	926	21,539
East West Bancorp, Inc.	7,903	746,280
Eastern Bankshares, Inc.	6,170	110,381
Enterprise Bancorp, Inc.	150	6,473
Enterprise Financial Services Corp.	1,483	87,616
Equity Bancshares, Inc., Class A	592	25,420
Esquire Financial Holdings, Inc.	648	49,974
Farmers & Merchants Bancorp, Inc.	511	13,133
Farmers National Banc Corp.	1,110	16,084
FB Financial Corp.	1,499	75,729
Fifth Third Bancorp	26,135	1,136,088
Financial Institutions, Inc.	648	18,157
First BanCorp	12,702	247,308
First Bancorp, Inc.	69	1,812
First Bancorp/Southern Pines NC	1,391	58,366
First Bancshares, Inc.	1,363	48,618
First Busey Corp.	1,585	38,024
First Business Financial Services, Inc.	296	15,729
First Citizens BancShares, Inc., Class A	482	987,165
First Commonwealth Financial Corp.	4,663	76,660
First Community Bankshares, Inc.	569	23,864
First Financial Bancorp	2,588	70,937
First Financial Bankshares, Inc.	2,602	97,991
First Financial Corp.	358	18,512
First Foundation, Inc.	1,202	6,118
First Hawaiian, Inc.	4,378	117,812
First Horizon Corp.	13,829	297,877
First Internet Bancorp	270	8,011
First Interstate BancSystem, Inc., Class A	2,212	67,908
First Merchants Corp.	1,566	68,591
First Mid Bancshares, Inc.	1,377	52,464
First of Long Island Corp.	821	10,813
Five Star Bancorp	297	9,047
Flushing Financial Corp.	915	13,112
FNB Corp.	12,513	185,693
FS Bancorp, Inc.	140	5,517
Fulton Financial Corp.	7,181	142,327
4

Avantis U.S. Equity Fund
	Shares	Value
German American Bancorp, Inc.	1,247	$49,780
Glacier Bancorp, Inc.	1,729	84,444
Great Southern Bancorp, Inc.	358	21,126
Hancock Whitney Corp.	2,440	139,397
Hanmi Financial Corp.	1,345	32,293
HarborOne Bancorp, Inc.	1,993	23,099
HBT Financial, Inc.	763	19,075
Heritage Commerce Corp.	3,367	35,724
Heritage Financial Corp.	1,917	48,443
Hilltop Holdings, Inc.	1,799	57,550
Hingham Institution For Savings	30	7,791
Home Bancorp, Inc.	231	10,857
Home BancShares, Inc.	5,235	156,788
HomeStreet, Inc.(1)	686	6,887
HomeTrust Bancshares, Inc.	196	7,197
Hope Bancorp, Inc.	5,537	60,464
Horizon Bancorp, Inc.	1,083	18,454
Huntington Bancshares, Inc.	44,188	727,776
Independent Bank Corp.	1,357	93,036
Independent Bank Corp. (Michigan)	1,490	50,630
International Bancshares Corp.	3,436	230,212
JPMorgan Chase & Co.	42,537	11,257,417
Kearny Financial Corp.	2,765	19,327
KeyCorp	25,590	443,219
Lakeland Financial Corp.	832	55,253
Live Oak Bancshares, Inc.	1,607	51,119
M&T Bank Corp.	3,206	614,654
Mercantile Bank Corp.	1,121	54,043
Metrocity Bankshares, Inc.	862	26,101
Metropolitan Bank Holding Corp.(1)	397	23,991
Mid Penn Bancorp, Inc.	311	8,832
Midland States Bancorp, Inc.	1,052	20,388
MidWestOne Financial Group, Inc.	488	14,860
MVB Financial Corp.	145	2,681
National Bank Holdings Corp., Class A	985	41,242
NB Bancorp, Inc.(1)	2,923	56,472
NBT Bancorp, Inc.	1,226	58,541
Nicolet Bankshares, Inc.	535	64,130
Northeast Bank	563	56,536
Northfield Bancorp, Inc.	1,268	14,937
Northrim BanCorp, Inc.	128	10,534
Northwest Bancshares, Inc.	3,527	44,511
OceanFirst Financial Corp.	1,395	25,124
OFG Bancorp	3,234	137,413
Old National Bancorp	10,977	260,704
Old Second Bancorp, Inc.	3,160	57,954
Orange County Bancorp, Inc.	134	3,424
Origin Bancorp, Inc.	1,250	48,400
Orrstown Financial Services, Inc.	418	14,003
Pacific Premier Bancorp, Inc.	6,638	158,582
Park National Corp.	449	74,732
Parke Bancorp, Inc.	239	4,773
Pathward Financial, Inc.	1,920	148,819
PCB Bancorp	619	12,163
5

Avantis U.S. Equity Fund
	Shares	Value
Peapack-Gladstone Financial Corp.	790	$25,564
Peoples Bancorp, Inc.	1,838	58,816
Peoples Financial Services Corp.	302	14,747
Pinnacle Financial Partners, Inc.	1,949	222,693
PNC Financial Services Group, Inc.	7,372	1,414,834
Popular, Inc.	2,246	225,566
Preferred Bank	914	81,117
Premier Financial Corp.	2,168	60,791
Primis Financial Corp.	314	3,300
Prosperity Bancshares, Inc.	1,463	112,300
Provident Financial Services, Inc.	3,815	69,624
QCR Holdings, Inc.	1,010	76,083
RBB Bancorp	596	10,555
Red River Bancshares, Inc.	207	11,685
Regions Financial Corp.	25,420	602,708
Renasant Corp.	1,599	57,884
Republic Bancorp, Inc., Class A	412	27,946
S&T Bancorp, Inc.	1,058	42,553
Sandy Spring Bancorp, Inc.	2,129	68,064
Seacoast Banking Corp. of Florida	3,037	85,886
ServisFirst Bancshares, Inc.	1,848	168,907
Shore Bancshares, Inc.	441	6,675
Sierra Bancorp	568	17,449
Simmons First National Corp., Class A	4,534	99,612
SmartFinancial, Inc.	582	20,207
South Plains Financial, Inc.	709	24,985
Southern First Bancshares, Inc.(1)	222	7,584
Southern Missouri Bancorp, Inc.	393	22,912
Southside Bancshares, Inc.	1,340	41,205
SouthState Corp.	4,153	418,622
Stellar Bancorp, Inc.	1,191	34,646
Stock Yards Bancorp, Inc.	1,242	90,492
Synovus Financial Corp.	2,842	147,443
Texas Capital Bancshares, Inc.(1)	1,212	95,942
TFS Financial Corp.	577	7,611
Timberland Bancorp, Inc.	313	10,022
Tompkins Financial Corp.	301	20,736
Towne Bank	2,861	105,514
TriCo Bancshares	1,187	51,896
Triumph Financial, Inc.(1)	318	21,894
Truist Financial Corp.	27,333	1,266,885
TrustCo Bank Corp.	1,026	33,868
Trustmark Corp.	1,450	53,056
U.S. Bancorp	29,401	1,378,907
UMB Financial Corp.	2,555	281,893
United Bankshares, Inc.	2,235	80,773
United Community Banks, Inc.	3,168	102,105
Unity Bancorp, Inc.	332	15,767
Univest Financial Corp.	963	29,429
Valley National Bancorp	15,277	150,326
Veritex Holdings, Inc.	1,610	42,407
WaFd, Inc.	2,781	82,290
Washington Trust Bancorp, Inc.	493	15,835
Webster Financial Corp.	6,851	385,848
6

Avantis U.S. Equity Fund
	Shares	Value
Wells Fargo & Co.	70,498	$5,521,403
WesBanco, Inc.	2,206	77,364
West BanCorp, Inc.	500	11,310
Westamerica BanCorp	1,781	92,826
Western Alliance Bancorp	4,275	371,583
Wintrust Financial Corp.	2,729	339,679
WSFS Financial Corp.	2,703	146,746
Zions Bancorp NA	8,854	478,470
		47,089,516
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	191	46,560
Brown-Forman Corp., Class A	472	15,590
Brown-Forman Corp., Class B	2,853	94,463
Celsius Holdings, Inc.(1)	5,859	150,518
Coca-Cola Co.	48,349	3,442,932
Coca-Cola Consolidated, Inc.	336	476,152
Constellation Brands, Inc., Class A	1,143	200,596
Keurig Dr. Pepper, Inc.	5,458	182,952
Molson Coors Beverage Co., Class B	8,750	536,287
Monster Beverage Corp.(1)	4,269	233,301
National Beverage Corp.	1,526	60,781
PepsiCo, Inc.	13,455	2,064,939
Vita Coco Co., Inc.(1)	2,658	86,226
		7,591,297
Biotechnology — 2.1%
2seventy bio, Inc.(1)(2)	714	1,885
AbbVie, Inc.	20,648	4,316,051
ACADIA Pharmaceuticals, Inc.(1)	6,297	123,421
Alkermes PLC(1)	9,332	320,368
Amgen, Inc.	5,301	1,633,026
Anika Therapeutics, Inc.(1)	17	297
Arcus Biosciences, Inc.(1)	711	7,743
Beam Therapeutics, Inc.(1)	844	22,231
Biogen, Inc.(1)	1,885	264,843
BioMarin Pharmaceutical, Inc.(1)	2,528	179,893
CRISPR Therapeutics AG(1)(2)	1,163	51,079
Cullinan Therapeutics, Inc.(1)	2,086	17,710
Denali Therapeutics, Inc.(1)	843	13,960
Dynavax Technologies Corp.(1)	4,847	66,840
Emergent BioSolutions, Inc.(1)	1,311	9,806
Enanta Pharmaceuticals, Inc.(1)	212	1,649
Entrada Therapeutics, Inc.(1)	1,531	18,280
Exelixis, Inc.(1)	6,551	253,458
Gilead Sciences, Inc.	38,072	4,352,010
GRAIL, Inc.(1)(2)	888	34,241
Halozyme Therapeutics, Inc.(1)	3,835	226,840
Incyte Corp.(1)	2,121	155,894
iTeos Therapeutics, Inc.(1)	1,269	9,213
Kura Oncology, Inc.(1)	1,022	7,880
MiMedx Group, Inc.(1)	3,049	25,627
Moderna, Inc.(1)	2,809	86,967
Monte Rosa Therapeutics, Inc.(1)(2)	439	2,415
Neurocrine Biosciences, Inc.(1)	2,160	256,435
Nkarta, Inc.(1)(2)	785	1,374
7

Avantis U.S. Equity Fund
	Shares	Value
Organogenesis Holdings, Inc.(1)	778	$4,831
ORIC Pharmaceuticals, Inc.(1)	2,271	18,236
PDL BioPharma, Inc.(1)(2)	752	8
Protagonist Therapeutics, Inc.(1)	4,768	179,229
Regeneron Pharmaceuticals, Inc.	1,476	1,031,340
REGENXBIO, Inc.(1)	1,606	10,551
Relay Therapeutics, Inc.(1)	1,875	6,394
Replimune Group, Inc.(1)	1,200	15,216
Roivant Sciences Ltd.(1)	6,006	64,504
Sage Therapeutics, Inc.(1)	1,513	11,045
Summit Therapeutics, Inc.(1)	620	12,828
United Therapeutics Corp.(1)	1,463	468,233
Vanda Pharmaceuticals, Inc.(1)	982	4,674
Vaxcyte, Inc.(1)	1,926	140,637
Vertex Pharmaceuticals, Inc.(1)	4,341	2,082,768
Verve Therapeutics, Inc.(1)	1,431	9,058
Vir Biotechnology, Inc.(1)	5,556	46,615
Voyager Therapeutics, Inc.(1)	3,109	12,685
Xencor, Inc.(1)	1,200	18,432
Zymeworks, Inc.(1)	83	1,112
		16,599,832
Broadline Retail — 4.4%
Amazon.com, Inc.(1)	146,728	31,147,420
Dillard's, Inc., Class A	218	84,822
eBay, Inc.	22,550	1,459,887
Kohl's Corp.	5,840	66,634
Macy's, Inc.	10,794	154,894
MercadoLibre, Inc.(1)	1,012	2,147,332
Nordstrom, Inc.	6,866	166,775
Ollie's Bargain Outlet Holdings, Inc.(1)	1,401	145,018
		35,372,782
Building Products — 1.0%
A.O. Smith Corp.	4,916	326,816
AAON, Inc.	1,363	104,678
Advanced Drainage Systems, Inc.	3,482	387,860
Allegion PLC	1,119	144,027
American Woodmark Corp.(1)	543	33,709
Apogee Enterprises, Inc.	1,806	86,580
Armstrong World Industries, Inc.	2,917	448,226
AZEK Co., Inc.(1)	1,878	87,984
AZZ, Inc.	770	74,005
Builders FirstSource, Inc.(1)	3,787	526,355
Carlisle Cos., Inc.	2,376	809,646
Carrier Global Corp.	4,528	293,414
CSW Industrials, Inc.	462	141,414
Fortune Brands Innovations, Inc.	1,184	76,629
Gibraltar Industries, Inc.(1)	1,771	116,372
Griffon Corp.	1,768	127,897
Hayward Holdings, Inc.(1)	2,247	32,559
Insteel Industries, Inc.	1,317	37,060
Janus International Group, Inc.(1)	2,570	20,791
JELD-WEN Holding, Inc.(1)	6,209	34,150
Johnson Controls International PLC	2,532	216,891
Lennox International, Inc.	1,467	881,740
8

Avantis U.S. Equity Fund
	Shares	Value
Masterbrand, Inc.(1)	3,300	$46,167
Owens Corning	4,736	729,534
Quanex Building Products Corp.	2,877	55,497
Simpson Manufacturing Co., Inc.	1,707	280,631
Tecnoglass, Inc.	1,964	144,668
Trane Technologies PLC	2,997	1,060,039
Trex Co., Inc.(1)	3,888	239,851
UFP Industries, Inc.	3,995	427,465
Zurn Elkay Water Solutions Corp.	2,749	97,397
		8,090,052
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	122	20,844
Ameriprise Financial, Inc.	4,391	2,359,284
ARES Management Corp., Class A	1,162	198,632
Artisan Partners Asset Management, Inc., Class A	4,535	191,468
Bank of New York Mellon Corp.	15,916	1,415,728
BGC Group, Inc., Class A	5,615	55,588
Blackrock, Inc.	1,764	1,724,804
Blackstone, Inc.	6,231	1,004,188
Carlyle Group, Inc.	4,462	222,386
Cboe Global Markets, Inc.	899	189,509
Charles Schwab Corp.	24,373	1,938,385
CME Group, Inc.	4,047	1,027,007
Cohen & Steers, Inc.	934	81,632
Coinbase Global, Inc., Class A(1)	2,217	478,030
Diamond Hill Investment Group, Inc.	178	26,013
Donnelley Financial Solutions, Inc.(1)	603	29,891
Evercore, Inc., Class A	743	179,657
FactSet Research Systems, Inc.	609	281,200
Federated Hermes, Inc.	2,049	79,399
Franklin Resources, Inc.	6,296	127,494
Goldman Sachs Group, Inc.	4,909	3,054,822
Hamilton Lane, Inc., Class A	1,037	162,104
Houlihan Lokey, Inc.	893	154,802
Interactive Brokers Group, Inc., Class A	674	137,766
Intercontinental Exchange, Inc.	3,075	532,682
Invesco Ltd.	7,777	135,242
Janus Henderson Group PLC	4,060	171,332
Jefferies Financial Group, Inc.	4,168	275,922
KKR & Co., Inc.	8,731	1,183,836
LPL Financial Holdings, Inc.	3,110	1,156,111
MarketAxess Holdings, Inc.	495	95,431
Moody's Corp.	1,829	921,706
Morgan Stanley	19,626	2,612,417
MSCI, Inc.	456	269,273
Nasdaq, Inc.	1,113	92,134
Northern Trust Corp.	10,555	1,163,372
Open Lending Corp., Class A(1)	5,631	27,479
Oppenheimer Holdings, Inc., Class A	408	26,928
Piper Sandler Cos.	523	151,471
Raymond James Financial, Inc.	8,741	1,351,970
S&P Global, Inc.	1,439	768,052
SEI Investments Co.	3,977	318,359
State Street Corp.	7,691	763,178
9

Avantis U.S. Equity Fund
	Shares	Value
Stifel Financial Corp.	3,125	$331,844
StoneX Group, Inc.(1)	1,729	208,638
T. Rowe Price Group, Inc.	7,649	808,652
Tradeweb Markets, Inc., Class A	1,390	188,164
Victory Capital Holdings, Inc., Class A	933	59,749
Virtu Financial, Inc., Class A	2,704	98,858
Virtus Investment Partners, Inc.	407	76,422
WisdomTree, Inc.	7,481	68,227
		28,998,082
Chemicals — 1.6%
AdvanSix, Inc.	1,534	42,829
Air Products & Chemicals, Inc.	4,839	1,529,850
Albemarle Corp.	2,126	163,766
American Vanguard Corp.	1,244	6,394
Arcadium Lithium PLC(1)	28,819	168,303
Ashland, Inc.	1,009	61,367
Avient Corp.	1,988	85,027
Axalta Coating Systems Ltd.(1)	2,653	96,065
Balchem Corp.	254	44,204
Cabot Corp.	3,388	291,368
CF Industries Holdings, Inc.	10,221	828,105
Core Molding Technologies, Inc.(1)	728	9,995
Corteva, Inc.	10,242	645,041
Dow, Inc.	23,103	880,455
DuPont de Nemours, Inc.	6,534	534,285
Eastman Chemical Co.	2,938	287,483
Ecolab, Inc.	1,060	285,151
Ecovyst, Inc.(1)	4,030	27,364
FMC Corp.	6,091	224,758
Hawkins, Inc.	743	78,008
HB Fuller Co.	1,047	59,407
Huntsman Corp.	6,131	103,798
Ingevity Corp.(1)	1,528	72,824
Innospec, Inc.	729	75,386
International Flavors & Fragrances, Inc.	2,462	201,416
Intrepid Potash, Inc.(1)	310	8,088
Koppers Holdings, Inc.	734	21,367
Kronos Worldwide, Inc.	903	7,901
Linde PLC	3,952	1,845,782
LSB Industries, Inc.(1)	4,030	29,540
LyondellBasell Industries NV, Class A	9,664	742,485
Mativ Holdings, Inc.	2,970	20,077
Minerals Technologies, Inc.	1,020	70,115
Mosaic Co.	12,135	290,269
NewMarket Corp.	475	270,802
Olin Corp.	4,800	121,872
Orion SA	2,618	36,600
PPG Industries, Inc.	2,877	325,734
PureCycle Technologies, Inc.(1)(2)	3,852	39,676
Quaker Chemical Corp.	354	49,213
RPM International, Inc.	4,572	566,425
Sherwin-Williams Co.	3,239	1,173,393
Stepan Co.	581	35,883
Tronox Holdings PLC, Class A	5,103	39,599
10

Avantis U.S. Equity Fund
	Shares	Value
Valhi, Inc.	232	$3,976
Westlake Corp.	1,649	185,183
		12,686,629
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	7,467	34,871
Brady Corp., Class A	1,152	83,485
Brink's Co.	1,003	94,322
Cintas Corp.	4,046	839,545
Civeo Corp.	1,036	22,274
Clean Harbors, Inc.(1)	1,107	236,400
Copart, Inc.(1)	14,194	777,831
Ennis, Inc.	1,413	29,956
Healthcare Services Group, Inc.(1)	1,523	15,991
HNI Corp.	1,859	86,611
Interface, Inc.	4,478	90,590
MSA Safety, Inc.	707	115,736
Quad/Graphics, Inc.	1,703	10,695
Republic Services, Inc.	1,221	289,401
Rollins, Inc.	4,622	242,147
Steelcase, Inc., Class A	5,857	71,221
UniFirst Corp.	453	97,359
Veralto Corp.	1,307	130,386
Waste Connections, Inc.	937	177,805
Waste Management, Inc.	5,160	1,201,145
		4,647,771
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	11,576	1,077,147
Aviat Networks, Inc.(1)	332	6,949
BK Technologies Corp.(1)	198	6,039
Ciena Corp.(1)	2,194	174,577
Cisco Systems, Inc.	19,904	1,276,045
F5, Inc.(1)	730	213,474
Juniper Networks, Inc.	1,065	38,553
Motorola Solutions, Inc.	3,011	1,325,502
NETGEAR, Inc.(1)	326	8,574
Ubiquiti, Inc.	105	35,877
Viasat, Inc.(1)	2,820	24,647
		4,187,384
Construction and Engineering — 0.6%
AECOM	751	75,138
Arcosa, Inc.	1,270	106,528
Argan, Inc.	1,186	154,619
Comfort Systems USA, Inc.	2,063	749,550
Construction Partners, Inc., Class A(1)	1,547	112,250
Dycom Industries, Inc.(1)	1,346	220,556
EMCOR Group, Inc.	2,448	1,001,012
Fluor Corp.(1)	2,497	94,961
Granite Construction, Inc.	2,892	238,821
Great Lakes Dredge & Dock Corp.(1)	5,098	43,282
IES Holdings, Inc.(1)	458	81,675
Limbach Holdings, Inc.(1)	840	69,720
MasTec, Inc.(1)	1,138	148,611
Matrix Service Co.(1)	660	8,237
MYR Group, Inc.(1)	766	94,003
11

Avantis U.S. Equity Fund
	Shares	Value
Northwest Pipe Co.(1)	260	$11,458
Primoris Services Corp.	3,145	225,622
Quanta Services, Inc.	1,630	423,197
Sterling Infrastructure, Inc.(1)	2,605	331,382
Tutor Perini Corp.(1)	1,023	30,066
Valmont Industries, Inc.	923	321,545
WillScot Holdings Corp.(1)	3,489	114,963
		4,657,196
Construction Materials — 0.3%
CRH PLC	8,111	831,540
Eagle Materials, Inc.	2,221	502,412
Knife River Corp.(1)	2,230	213,366
Martin Marietta Materials, Inc.	1,071	517,443
U.S. Lime & Minerals, Inc.	695	65,226
Vulcan Materials Co.	1,455	359,836
		2,489,823
Consumer Finance — 1.2%
Ally Financial, Inc.	15,207	564,180
American Express Co.	12,500	3,762,000
Atlanticus Holdings Corp.(1)	447	24,554
Bread Financial Holdings, Inc.	3,698	199,692
Capital One Financial Corp.	8,082	1,620,845
Consumer Portfolio Services, Inc.(1)	792	7,920
Discover Financial Services	4,133	806,720
Enova International, Inc.(1)	366	37,823
EZCORP, Inc., Class A(1)	1,486	20,447
FirstCash Holdings, Inc.	655	73,543
Green Dot Corp., Class A(1)	3,970	30,371
LendingClub Corp.(1)	3,059	39,125
Medallion Financial Corp.	2,454	20,466
Navient Corp.	2,414	34,544
Nelnet, Inc., Class A	486	59,482
OneMain Holdings, Inc.	7,260	390,152
PRA Group, Inc.(1)	1,218	25,493
PROG Holdings, Inc.	863	24,483
Regional Management Corp.	404	13,554
SLM Corp.	14,690	443,491
SoFi Technologies, Inc.(1)	25,780	373,037
Synchrony Financial	20,996	1,274,037
World Acceptance Corp.(1)	184	24,811
		9,870,770
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	2,681	56,408
Andersons, Inc.	2,358	100,875
BJ's Wholesale Club Holdings, Inc.(1)	7,975	807,548
Casey's General Stores, Inc.	1,912	791,969
Costco Wholesale Corp.	4,813	5,046,960
Dollar General Corp.	5,139	381,211
Dollar Tree, Inc.(1)	5,172	376,832
Grocery Outlet Holding Corp.(1)	2,072	24,595
Ingles Markets, Inc., Class A	923	56,709
Kroger Co.	28,934	1,875,502
Natural Grocers by Vitamin Cottage, Inc.	1,130	50,217
Performance Food Group Co.(1)	3,968	337,836
12

Avantis U.S. Equity Fund
	Shares	Value
PriceSmart, Inc.	1,629	$145,616
SpartanNash Co.	2,093	42,258
Sprouts Farmers Market, Inc.(1)	6,300	934,920
Sysco Corp.	1,972	148,965
Target Corp.	17,469	2,170,349
United Natural Foods, Inc.(1)	4,732	150,430
Village Super Market, Inc., Class A	584	18,396
Walmart, Inc.	62,134	6,127,034
Weis Markets, Inc.	1,042	77,087
		19,721,717
Containers and Packaging — 0.5%
AptarGroup, Inc.	2,584	379,202
Avery Dennison Corp.	1,398	262,782
Ball Corp.	5,544	292,113
Crown Holdings, Inc.	857	76,813
Graphic Packaging Holding Co.	17,197	458,816
International Paper Co.	13,283	748,497
Packaging Corp. of America	4,340	924,810
Sealed Air Corp.	2,260	77,247
Smurfit WestRock PLC	12,612	656,707
Sonoco Products Co.	4,951	236,757
TriMas Corp.	840	17,212
		4,130,956
Distributors — 0.1%
A-Mark Precious Metals, Inc.	1,133	30,795
Genuine Parts Co.	2,221	277,358
LKQ Corp.	1,931	81,469
Pool Corp.	1,566	543,402
		933,024
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	11,712
Adtalem Global Education, Inc.(1)	1,717	175,666
American Public Education, Inc.(1)	77	1,629
Frontdoor, Inc.(1)	1,798	81,773
Graham Holdings Co., Class B	84	82,637
Grand Canyon Education, Inc.(1)	1,874	336,983
Laureate Education, Inc., Class A(1)	8,942	178,303
OneSpaWorld Holdings Ltd.	2,674	51,020
Perdoceo Education Corp.	3,723	95,309
Service Corp. International	1,681	136,161
Strategic Education, Inc.	276	22,226
Stride, Inc.(1)	2,952	403,834
Universal Technical Institute, Inc.(1)	1,620	45,749
		1,623,002
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	176,047	4,825,448
ATN International, Inc.	438	7,569
Frontier Communications Parent, Inc.(1)	14,710	529,413
IDT Corp., Class B	973	47,249
Iridium Communications, Inc.	7,198	227,169
Shenandoah Telecommunications Co.	1,954	21,123
Verizon Communications, Inc.	97,645	4,208,499
		9,866,470
13

Avantis U.S. Equity Fund
	Shares	Value
Electric Utilities — 1.4%
ALLETE, Inc.	1,332	$87,499
Alliant Energy Corp.	1,733	111,830
American Electric Power Co., Inc.	11,097	1,176,837
Constellation Energy Corp.	3,529	884,173
Duke Energy Corp.	8,511	999,957
Edison International	9,354	509,232
Entergy Corp.	12,158	1,061,515
Evergy, Inc.	6,970	480,303
Eversource Energy	1,752	110,393
Exelon Corp.	24,493	1,082,591
FirstEnergy Corp.	2,336	90,567
IDACORP, Inc.	1,471	173,446
NextEra Energy, Inc.	8,546	599,673
NRG Energy, Inc.	4,466	472,101
OGE Energy Corp.	7,390	342,009
Otter Tail Corp.	1,477	117,761
PG&E Corp.	48,739	796,395
Pinnacle West Capital Corp.	3,878	358,870
Portland General Electric Co.	4,191	187,883
PPL Corp.	11,543	406,429
Southern Co.	7,997	718,051
TXNM Energy, Inc.	273	14,264
Xcel Energy, Inc.	12,592	907,883
		11,689,662
Electrical Equipment — 0.6%
Acuity Brands, Inc.	1,246	370,224
AMETEK, Inc.	2,396	453,563
Array Technologies, Inc.(1)(2)	4,210	22,229
Atkore, Inc.	2,471	151,967
Eaton Corp. PLC	2,491	730,660
Emerson Electric Co.	4,216	512,708
EnerSys	768	77,944
GE Vernova, Inc.	2,979	998,501
Generac Holdings, Inc.(1)	825	112,324
GrafTech International Ltd.(1)	18,787	21,981
Hubbell, Inc.	657	244,135
LSI Industries, Inc.	2,524	46,669
NEXTracker, Inc., Class A(1)	3,147	138,531
nVent Electric PLC	1,051	63,417
Plug Power, Inc.(1)(2)	7,784	12,532
Powell Industries, Inc.	763	129,489
Preformed Line Products Co.	289	37,651
Rockwell Automation, Inc.	429	123,187
Sunrun, Inc.(1)	2,181	15,812
Vertiv Holdings Co., Class A	9,314	886,413
		5,149,937
Electronic Equipment, Instruments and Components — 0.9%
Amphenol Corp., Class A	8,548	569,297
Arrow Electronics, Inc.(1)	3,138	339,124
Avnet, Inc.	3,885	196,348
Badger Meter, Inc.	447	94,017
Bel Fuse, Inc., Class B	892	74,848
Belden, Inc.	287	31,578
14

Avantis U.S. Equity Fund
	Shares	Value
Benchmark Electronics, Inc.	2,659	$106,254
CDW Corp.	1,624	289,397
Cognex Corp.	3,015	98,892
Corning, Inc.	12,512	627,477
CTS Corp.	953	42,561
Daktronics, Inc.(1)	3,388	51,701
ePlus, Inc.(1)	1,577	101,527
Fabrinet(1)	572	114,428
Flex Ltd.(1)	20,024	758,709
Insight Enterprises, Inc.(1)	2,097	322,686
IPG Photonics Corp.(1)	863	50,218
Jabil, Inc.	6,504	1,007,600
Keysight Technologies, Inc.(1)	2,353	375,374
Kimball Electronics, Inc.(1)	789	14,218
Knowles Corp.(1)	1,227	20,356
Littelfuse, Inc.	623	144,604
Methode Electronics, Inc.	1,181	12,873
nLight, Inc.(1)	1,984	18,193
PC Connection, Inc.	728	46,446
Plexus Corp.(1)	1,717	228,224
Rogers Corp.(1)	410	32,775
Sanmina Corp.(1)	1,835	150,323
ScanSource, Inc.(1)	1,546	56,599
TD SYNNEX Corp.	1,851	254,494
TE Connectivity PLC	6,758	1,040,935
Teledyne Technologies, Inc.(1)	182	93,734
TTM Technologies, Inc.(1)	5,043	121,587
Vishay Intertechnology, Inc.	3,883	66,555
Vishay Precision Group, Inc.(1)	533	12,547
Vontier Corp.	2,603	97,222
		7,663,721
Energy Equipment and Services — 0.9%
Archrock, Inc.	11,471	311,093
Aris Water Solutions, Inc., Class A	400	12,584
Baker Hughes Co.	37,560	1,674,800
Bristow Group, Inc.(1)	1,506	55,782
Cactus, Inc., Class A	323	16,970
ChampionX Corp.	12,493	372,291
Core Laboratories, Inc.(2)	835	12,216
DMC Global, Inc.(1)	1,056	8,955
Expro Group Holdings NV(1)	3,432	40,806
Halliburton Co.	32,948	868,839
Helix Energy Solutions Group, Inc.(1)	6,329	54,556
Helmerich & Payne, Inc.	6,616	175,390
Innovex International, Inc.(1)	967	17,706
KLX Energy Services Holdings, Inc.(1)(2)	1,946	9,088
Kodiak Gas Services, Inc.	1,300	55,900
Liberty Energy, Inc., Class A	13,237	228,603
Nabors Industries Ltd.(1)	766	30,786
Noble Corp. PLC	2,474	64,077
NOV, Inc.	11,235	167,626
NPK International, Inc.(1)	4,951	30,201
Oceaneering International, Inc.(1)	9,016	199,163
Oil States International, Inc.(1)	3,362	18,289
15

Avantis U.S. Equity Fund
	Shares	Value
Patterson-UTI Energy, Inc.	22,409	$186,219
ProFrac Holding Corp., Class A(1)(2)	2,124	15,272
ProPetro Holding Corp.(1)	8,945	75,496
Ranger Energy Services, Inc.	1,723	28,791
RPC, Inc.	7,862	43,870
Schlumberger NV	15,953	664,602
SEACOR Marine Holdings, Inc.(1)	300	1,737
Select Water Solutions, Inc., Class A	3,647	44,238
Solaris Energy Infrastructure, Inc., Class A	2,498	85,307
TechnipFMC PLC	23,799	700,643
TETRA Technologies, Inc.(1)	7,639	28,952
Tidewater, Inc.(1)	2,816	128,466
Transocean Ltd.(1)	21,847	64,449
Valaris Ltd.(1)	2,148	76,684
Weatherford International PLC	5,299	328,061
		6,898,508
Entertainment — 1.0%
Cinemark Holdings, Inc.(1)	2,622	67,149
Electronic Arts, Inc.	3,178	410,343
IMAX Corp.(1)	1,786	45,721
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	19,250
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,148	303,562
Liberty Media Corp.-Liberty Live, Class A(1)	1,378	98,554
Liberty Media Corp.-Liberty Live, Class C(1)	3,221	236,325
Lions Gate Entertainment Corp., Class B(1)	2,681	23,620
Live Nation Entertainment, Inc.(1)	1,363	195,400
Marcus Corp.	1,509	27,675
Netflix, Inc.(1)	4,811	4,717,474
Playstudios, Inc.(1)	2,241	3,653
Roku, Inc.(1)	2,180	182,052
Sphere Entertainment Co.(1)	1,119	48,822
Take-Two Interactive Software, Inc.(1)	619	131,216
Walt Disney Co.	11,131	1,266,708
Warner Bros Discovery, Inc.(1)	42,102	482,489
		8,260,013
Financial Services — 3.6%
Acacia Research Corp.(1)	2,587	10,865
Affirm Holdings, Inc.(1)	3,848	246,849
Alerus Financial Corp.	452	9,207
Apollo Global Management, Inc.	11,706	1,747,355
Berkshire Hathaway, Inc., Class B(1)	11,262	5,786,753
Block, Inc.(1)	2,995	195,574
Cannae Holdings, Inc.	2,822	56,553
Cass Information Systems, Inc.	732	31,996
Corebridge Financial, Inc.	18,774	651,082
Corpay, Inc.(1)	745	273,452
Enact Holdings, Inc.	1,680	57,758
Equitable Holdings, Inc.	18,475	1,016,495
Essent Group Ltd.	4,925	283,779
Euronet Worldwide, Inc.(1)	659	67,521
Federal Agricultural Mortgage Corp., Class C	664	138,822
Fidelity National Information Services, Inc.	1,761	125,242
Finance of America Cos., Inc., Class A(1)(2)	696	15,750
Fiserv, Inc.(1)	3,665	863,804
16

Avantis U.S. Equity Fund
	Shares	Value
International Money Express, Inc.(1)	1,482	$22,704
Jack Henry & Associates, Inc.	1,679	291,458
Jackson Financial, Inc., Class A	5,617	514,686
Marqeta, Inc., Class A(1)	5,494	22,965
Mastercard, Inc., Class A	9,062	5,222,521
Merchants Bancorp	1,085	44,181
MGIC Investment Corp.	15,433	379,806
Mr. Cooper Group, Inc.(1)	1,796	201,817
NewtekOne, Inc.	2,601	33,787
NMI Holdings, Inc., Class A(1)	5,173	188,504
Onity Group, Inc.(1)	422	13,639
Payoneer Global, Inc.(1)	23,536	201,233
PayPal Holdings, Inc.(1)	21,843	1,551,945
PennyMac Financial Services, Inc.	1,046	108,418
Radian Group, Inc.	9,092	299,218
Visa, Inc., Class A	23,260	8,436,635
Voya Financial, Inc.	2,531	182,890
Waterstone Financial, Inc.	1,058	14,886
Western Union Co.	7,370	79,817
		29,389,967
Food Products — 0.6%
Archer-Daniels-Midland Co.	17,307	816,890
B&G Foods, Inc.(2)	4,627	30,908
Bunge Global SA	7,746	574,676
Calavo Growers, Inc.	1,219	27,939
Cal-Maine Foods, Inc.	2,486	224,710
Darling Ingredients, Inc.(1)	4,528	163,415
Flowers Foods, Inc.	8,140	152,544
Fresh Del Monte Produce, Inc.	779	23,752
General Mills, Inc.	1,563	94,749
Hershey Co.	3,856	665,970
Hormel Foods Corp.	2,240	64,131
Ingredion, Inc.	4,293	560,709
J&J Snack Foods Corp.	391	51,393
John B Sanfilippo & Son, Inc.	530	37,455
Kraft Heinz Co.	8,140	249,979
Lamb Weston Holdings, Inc.	1,768	91,706
Lancaster Colony Corp.	297	56,773
Lifeway Foods, Inc.(1)	293	6,197
Mama's Creations, Inc.(1)	2,968	18,149
Mission Produce, Inc.(1)	437	5,397
Mondelez International, Inc., Class A	7,685	493,608
Pilgrim's Pride Corp.(1)	2,269	123,411
Seaboard Corp.	6	16,813
Seneca Foods Corp., Class A(1)	387	31,424
Simply Good Foods Co.(1)	1,889	71,310
Tootsie Roll Industries, Inc.	598	18,532
Tyson Foods, Inc., Class A	5,324	326,574
WK Kellogg Co.	5,130	101,677
		5,100,791
Gas Utilities — 0.2%
Atmos Energy Corp.	3,546	539,453
MDU Resources Group, Inc.	12,777	220,403
National Fuel Gas Co.	3,494	262,749
17

Avantis U.S. Equity Fund
	Shares	Value
New Jersey Resources Corp.	2,629	$127,191
Northwest Natural Holding Co.	1,689	69,047
ONE Gas, Inc.	2,175	163,451
Southwest Gas Holdings, Inc.	1,624	121,881
Spire, Inc.	1,443	110,909
UGI Corp.	6,806	232,493
		1,847,577
Ground Transportation — 1.7%
ArcBest Corp.	1,595	125,638
Covenant Logistics Group, Inc.	1,302	32,771
CSX Corp.	71,930	2,302,479
Heartland Express, Inc.	2,232	23,034
Hertz Global Holdings, Inc.(1)(2)	8,237	34,348
JB Hunt Transport Services, Inc.	4,253	685,541
Knight-Swift Transportation Holdings, Inc.	3,702	186,729
Landstar System, Inc.	2,333	370,481
Marten Transport Ltd.	3,846	56,613
Norfolk Southern Corp.	8,552	2,101,654
Old Dominion Freight Line, Inc.	8,521	1,503,957
PAMT Corp.(1)	436	5,672
Ryder System, Inc.	3,453	567,915
Saia, Inc.(1)	1,290	528,178
Schneider National, Inc., Class B	2,359	62,231
Uber Technologies, Inc.(1)	16,998	1,292,018
U-Haul Holding Co.(1)(2)	273	18,905
U-Haul Holding Co.	3,653	224,842
Union Pacific Corp.	13,097	3,230,899
Universal Logistics Holdings, Inc.	451	12,267
Werner Enterprises, Inc.	4,223	137,501
XPO, Inc.(1)	1,820	223,787
		13,727,460
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	14,650	2,021,847
Align Technology, Inc.(1)	1,186	221,818
AngioDynamics, Inc.(1)	722	6,707
Avanos Medical, Inc.(1)	657	9,888
Becton Dickinson & Co.	1,516	341,904
Bioventus, Inc., Class A(1)	358	3,630
Boston Scientific Corp.(1)	8,871	920,721
Cooper Cos., Inc.(1)	3,372	304,761
Dentsply Sirona, Inc.	3,002	49,683
Dexcom, Inc.(1)	6,146	543,122
Edwards Lifesciences Corp.(1)	8,369	599,388
GE HealthCare Technologies, Inc.	758	66,211
Globus Medical, Inc., Class A(1)	5,717	459,189
Haemonetics Corp.(1)	989	64,780
Hologic, Inc.(1)	3,341	211,786
IDEXX Laboratories, Inc.(1)	1,734	757,949
Inogen, Inc.(1)	174	1,449
Insulet Corp.(1)	329	89,577
Integra LifeSciences Holdings Corp.(1)	697	16,177
Intuitive Surgical, Inc.(1)	2,637	1,511,397
Lantheus Holdings, Inc.(1)	4,642	435,512
Masimo Corp.(1)	631	119,114
18

Avantis U.S. Equity Fund
	Shares	Value
Medtronic PLC	10,199	$938,512
Omnicell, Inc.(1)	939	35,738
OraSure Technologies, Inc.(1)	1,749	6,087
Orthofix Medical, Inc.(1)	1,348	23,428
Penumbra, Inc.(1)	198	56,517
QuidelOrtho Corp.(1)	3,803	152,082
ResMed, Inc.	1,919	448,125
STERIS PLC	990	217,067
Stryker Corp.	2,633	1,016,838
Teleflex, Inc.	801	106,333
Utah Medical Products, Inc.	113	6,736
Varex Imaging Corp.(1)	658	8,462
Zimmer Biomet Holdings, Inc.	2,518	262,678
Zimvie, Inc.(1)	1,329	17,636
		12,052,849
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(1)	915	27,432
AMN Healthcare Services, Inc.(1)	1,552	39,297
Astrana Health, Inc.(1)	1,957	49,669
Brookdale Senior Living, Inc.(1)	11,559	65,886
Cardinal Health, Inc.	871	112,777
Castle Biosciences, Inc.(1)	388	8,412
Cencora, Inc.	3,094	784,453
Centene Corp.(1)	10,240	595,558
Chemed Corp.	240	144,192
Cigna Group	1,312	405,211
CorVel Corp.(1)	770	84,908
Cross Country Healthcare, Inc.(1)	2,581	44,290
CVS Health Corp.	3,482	228,837
DaVita, Inc.(1)	734	108,544
Elevance Health, Inc.	2,806	1,113,645
Encompass Health Corp.	1,846	184,858
Ensign Group, Inc.	1,908	246,418
Fulgent Genetics, Inc.(1)	945	14,600
HCA Healthcare, Inc.	1,258	385,325
Humana, Inc.	918	248,246
InfuSystem Holdings, Inc.(1)	278	2,218
Joint Corp.(1)	325	3,689
Labcorp Holdings, Inc.	653	163,929
McKesson Corp.	927	593,521
Molina Healthcare, Inc.(1)	741	223,130
National HealthCare Corp.	378	35,218
National Research Corp.	717	10,461
Owens & Minor, Inc.(1)	2,443	23,404
Patterson Cos., Inc.	5,325	165,821
Premier, Inc., Class A(2)	3,810	69,266
UnitedHealth Group, Inc.	4,270	2,028,079
Universal Health Services, Inc., Class B	2,343	410,611
		8,621,905
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	387	27,284
Health Catalyst, Inc.(1)	1,691	7,897
HealthStream, Inc.	242	8,172
Teladoc Health, Inc.(1)	1,837	17,562
19

Avantis U.S. Equity Fund
	Shares	Value
Veeva Systems, Inc., Class A(1)	1,659	$371,848
		432,763
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	4,019	43,285
Airbnb, Inc., Class A(1)	5,350	742,955
BJ's Restaurants, Inc.(1)	849	32,372
Bloomin' Brands, Inc.	5,396	50,614
Booking Holdings, Inc.	258	1,294,131
Boyd Gaming Corp.	4,429	337,756
Brinker International, Inc.(1)	565	93,129
Carnival Corp.(1)	48,982	1,172,139
Cheesecake Factory, Inc.(2)	2,796	151,068
Chipotle Mexican Grill, Inc.(1)	32,900	1,775,613
Choice Hotels International, Inc.	1,059	151,744
Churchill Downs, Inc.	1,550	183,675
Cracker Barrel Old Country Store, Inc.	1,131	51,223
Darden Restaurants, Inc.	3,661	733,884
Dave & Buster's Entertainment, Inc.(1)(2)	1,232	25,736
DoorDash, Inc., Class A(1)	2,085	413,747
Everi Holdings, Inc.(1)	1,846	25,419
Expedia Group, Inc.(1)	1,152	228,050
Golden Entertainment, Inc.	1,527	47,474
Hilton Worldwide Holdings, Inc.	899	238,199
International Game Technology PLC	277	4,911
Las Vegas Sands Corp.	4,586	205,040
Life Time Group Holdings, Inc.(1)	1,202	36,613
Light & Wonder, Inc., Class A(1)	443	49,386
Marriott International, Inc., Class A	1,793	502,847
McDonald's Corp.	4,769	1,470,426
MGM Resorts International(1)	1,037	36,046
Monarch Casino & Resort, Inc.	574	52,567
Norwegian Cruise Line Holdings Ltd.(1)	32,527	739,013
ONE Group Hospitality, Inc.(1)	584	1,904
Playa Hotels & Resorts NV(1)	7,453	99,498
Potbelly Corp.(1)	2,608	33,252
RCI Hospitality Holdings, Inc.	492	24,487
Red Rock Resorts, Inc., Class A	2,092	104,537
Royal Caribbean Cruises Ltd.	10,064	2,476,750
Shake Shack, Inc., Class A(1)	952	103,387
Starbucks Corp.	8,652	1,001,988
Super Group SGHC Ltd.	9,713	72,945
Target Hospitality Corp.(1)	2,028	11,377
Texas Roadhouse, Inc.	3,617	665,854
Vail Resorts, Inc.	443	70,433
Wendy's Co.	3,218	49,879
Wyndham Hotels & Resorts, Inc.	865	93,705
Yum! Brands, Inc.	1,213	189,677
		15,888,735
Household Durables — 0.8%
Bassett Furniture Industries, Inc.	229	3,618
Cavco Industries, Inc.(1)	356	186,733
Century Communities, Inc.	595	41,311
Cricut, Inc., Class A	2,500	13,500
DR Horton, Inc.	5,168	655,354
20

Avantis U.S. Equity Fund
	Shares	Value
Ethan Allen Interiors, Inc.	1,647	$46,940
Garmin Ltd.	3,506	802,629
Green Brick Partners, Inc.(1)	458	27,356
Helen of Troy Ltd.(1)	1,113	61,248
Hooker Furnishings Corp.	146	1,908
Hovnanian Enterprises, Inc., Class A(1)	429	43,634
Installed Building Products, Inc.	1,286	220,420
KB Home	2,039	124,379
La-Z-Boy, Inc.	1,983	89,711
Legacy Housing Corp.(1)	977	24,122
Lennar Corp., B Shares	222	25,685
Lennar Corp., Class A	6,019	720,053
LGI Homes, Inc.(1)	457	33,558
Lifetime Brands, Inc.	361	1,801
M/I Homes, Inc.(1)	941	110,219
Meritage Homes Corp.	1,486	107,691
Mohawk Industries, Inc.(1)	2,331	274,102
NVR, Inc.(1)	153	1,108,574
PulteGroup, Inc.	8,575	885,626
Somnigroup International, Inc.	3,214	205,310
Sonos, Inc.(1)	2,784	36,805
Taylor Morrison Home Corp.(1)	1,956	120,568
Toll Brothers, Inc.	4,800	535,872
TopBuild Corp.(1)	313	95,900
Tri Pointe Homes, Inc.(1)	4,253	134,650
Universal Electronics, Inc.(1)	86	670
		6,739,947
Household Products — 0.9%
Central Garden & Pet Co.(1)	610	21,527
Central Garden & Pet Co., Class A(1)	3,347	105,364
Church & Dwight Co., Inc.	3,546	394,315
Clorox Co.	3,203	500,917
Colgate-Palmolive Co.	14,267	1,300,722
Energizer Holdings, Inc.	1,482	45,542
Kimberly-Clark Corp.	7,673	1,089,643
Oil-Dri Corp. of America	804	35,465
Procter & Gamble Co.	19,648	3,415,608
Reynolds Consumer Products, Inc.	84	2,056
Spectrum Brands Holdings, Inc.	482	37,326
WD-40 Co.	452	107,856
		7,056,341
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	24,517	284,152
Clearway Energy, Inc., Class A	894	23,655
Clearway Energy, Inc., Class C	2,406	67,416
Montauk Renewables, Inc.(1)	1,924	6,600
Ormat Technologies, Inc.	1,105	77,173
Sunnova Energy International, Inc.(1)(2)	3,917	6,502
Talen Energy Corp.(1)	3,689	767,128
Vistra Corp.	5,262	703,319
XPLR Infrastructure LP	1,382	12,493
		1,948,438
Industrial Conglomerates — 0.3%
3M Co.	8,651	1,341,943
21

Avantis U.S. Equity Fund
	Shares	Value
Honeywell International, Inc.	5,825	$1,240,084
		2,582,027
Insurance — 4.3%
Aflac, Inc.	13,831	1,514,080
Allstate Corp.	9,833	1,958,242
Ambac Financial Group, Inc.(1)	3,049	29,606
American Coastal Insurance Corp., Class C	1,759	21,354
American Financial Group, Inc.	3,800	479,864
American International Group, Inc.	23,301	1,932,585
AMERISAFE, Inc.	751	38,646
Aon PLC, Class A	1,454	594,860
Arch Capital Group Ltd.	13,397	1,244,715
Arthur J Gallagher & Co.	1,064	359,355
Assurant, Inc.	2,613	543,217
Assured Guaranty Ltd.	1,731	151,168
Axis Capital Holdings Ltd.	4,903	475,003
Bowhead Specialty Holdings, Inc.(1)	1,194	40,154
Brighthouse Financial, Inc.(1)	4,531	268,734
Chubb Ltd.	5,274	1,505,621
Cincinnati Financial Corp.	2,676	395,540
CNA Financial Corp.	370	18,119
CNO Financial Group, Inc.	7,126	297,083
Employers Holdings, Inc.	1,202	62,264
Enstar Group Ltd.(1)	313	104,166
Erie Indemnity Co., Class A	360	154,105
Everest Group Ltd.	1,616	570,803
F&G Annuities & Life, Inc.	985	41,941
Fidelis Insurance Holdings Ltd.	224	3,295
Fidelity National Financial, Inc.	15,683	1,012,024
First American Financial Corp.	3,297	216,580
Genworth Financial, Inc., Class A(1)	11,546	80,245
Globe Life, Inc.	5,227	666,077
Goosehead Insurance, Inc., Class A	1,759	216,726
Greenlight Capital Re Ltd., A Shares(1)	801	11,158
Hamilton Insurance Group Ltd., Class B(1)	1,122	21,946
Hanover Insurance Group, Inc.	1,641	279,840
Hartford Insurance Group, Inc.	13,781	1,630,017
HCI Group, Inc.(2)	611	80,444
Heritage Insurance Holdings, Inc.(1)	2,041	23,982
Horace Mann Educators Corp.	1,128	47,748
Investors Title Co.	48	11,390
James River Group Holdings Ltd.	743	3,678
Kemper Corp.	1,325	89,543
Kinsale Capital Group, Inc.	647	279,407
Lemonade, Inc.(1)(2)	1,271	46,201
Lincoln National Corp.	4,246	165,594
Loews Corp.	5,356	464,205
Markel Group, Inc.(1)	624	1,206,467
Marsh & McLennan Cos., Inc.	3,326	791,056
Mercury General Corp.	1,929	104,031
MetLife, Inc.	17,731	1,528,058
Old Republic International Corp.	8,530	328,490
Oscar Health, Inc., Class A(1)	4,605	67,279
Palomar Holdings, Inc.(1)	1,836	236,220
22

Avantis U.S. Equity Fund
	Shares	Value
Primerica, Inc.	2,205	$639,450
Principal Financial Group, Inc.	5,489	488,741
ProAssurance Corp.(1)	1,341	20,973
Progressive Corp.	15,940	4,495,080
Prudential Financial, Inc.	12,843	1,478,229
Reinsurance Group of America, Inc.	2,084	422,406
RenaissanceRe Holdings Ltd.	2,923	694,563
RLI Corp.	1,962	149,289
Ryan Specialty Holdings, Inc.	489	34,225
Safety Insurance Group, Inc.	413	31,446
Selective Insurance Group, Inc.	1,590	136,812
SiriusPoint Ltd.(1)	7,229	110,893
Skyward Specialty Insurance Group, Inc.(1)	1,702	88,538
Travelers Cos., Inc.	9,423	2,435,751
United Fire Group, Inc.	765	21,474
Universal Insurance Holdings, Inc.	1,633	36,220
Unum Group	9,739	801,422
W.R. Berkley Corp.	8,330	525,456
White Mountains Insurance Group Ltd.	67	123,916
		35,147,810
Interactive Media and Services — 5.9%
Alphabet, Inc., Class A	69,268	11,794,955
Alphabet, Inc., Class C	56,496	9,729,741
Cargurus, Inc.(1)	3,620	116,528
Cars.com, Inc.(1)	4,211	55,585
IAC, Inc.(1)	2,059	95,167
Match Group, Inc.	1	32
Meta Platforms, Inc., Class A	37,762	25,232,568
Outbrain, Inc.(1)	1,920	9,514
Pinterest, Inc., Class A(1)	5,735	212,080
Reddit, Inc., Class A(1)	2,065	334,076
TrueCar, Inc.(1)	1,846	4,301
Yelp, Inc.(1)	2,905	99,671
Ziff Davis, Inc.(1)	666	27,346
		47,711,564
IT Services — 0.9%
Accenture PLC, Class A	5,991	2,087,864
Akamai Technologies, Inc.(1)	2,636	212,673
Amdocs Ltd.	1,298	113,251
Applied Digital Corp.(1)	12,656	101,248
Cognizant Technology Solutions Corp., Class A	10,395	866,215
DXC Technology Co.(1)	14,939	274,429
EPAM Systems, Inc.(1)	860	177,280
Gartner, Inc.(1)	1,190	593,001
GoDaddy, Inc., Class A(1)	1,919	344,461
Hackett Group, Inc.	243	7,382
International Business Machines Corp.	7,742	1,954,391
Kyndryl Holdings, Inc.(1)	10,403	396,146
Snowflake, Inc., Class A(1)	973	172,318
Twilio, Inc., Class A(1)	2,522	302,463
VeriSign, Inc.(1)	247	58,756
		7,661,878
Leisure Products — 0.1%
Acushnet Holdings Corp.(2)	1,710	109,953
23

Avantis U.S. Equity Fund
	Shares	Value
American Outdoor Brands, Inc.(1)	305	$4,850
Brunswick Corp.	1,942	118,171
Clarus Corp.	253	1,164
Malibu Boats, Inc., Class A(1)	1,042	34,782
Marine Products Corp.	990	8,514
MasterCraft Boat Holdings, Inc.(1)	673	11,831
Mattel, Inc.(1)	17,910	381,483
Polaris, Inc.	3,347	150,347
Smith & Wesson Brands, Inc.	2,127	23,099
Sturm Ruger & Co., Inc.	1,010	39,855
Topgolf Callaway Brands Corp.(1)	2,038	13,308
YETI Holdings, Inc.(1)	5,816	207,282
		1,104,639
Life Sciences Tools and Services — 0.4%
AbCellera Biologics, Inc.(1)(2)	9,145	23,640
Agilent Technologies, Inc.	1,858	237,675
Azenta, Inc.(1)	675	29,443
Bio-Rad Laboratories, Inc., Class A(1)	331	87,768
Bio-Techne Corp.	1,414	87,314
Bruker Corp.	1,515	71,538
Charles River Laboratories International, Inc.(1)	433	71,579
Cytek Biosciences, Inc.(1)	2,488	11,171
Danaher Corp.	4,281	889,421
IQVIA Holdings, Inc.(1)	828	156,326
MaxCyte, Inc.(1)	1,890	6,313
Medpace Holdings, Inc.(1)	601	196,719
Mettler-Toledo International, Inc.(1)	68	86,545
OmniAb, Inc.(1)	182	19
OmniAb, Inc.(1)	182	11
Quanterix Corp.(1)(2)	1,365	10,360
Repligen Corp.(1)	533	84,886
Revvity, Inc.	466	52,262
Seer, Inc.(1)	2,342	4,918
Sotera Health Co.(1)	1,121	13,979
Thermo Fisher Scientific, Inc.	1,560	825,178
Waters Corp.(1)	896	338,097
West Pharmaceutical Services, Inc.	1,179	273,929
		3,559,091
Machinery — 2.5%
3D Systems Corp.(1)	2,235	7,577
AGCO Corp.	3,756	364,219
Alamo Group, Inc.	139	24,322
Albany International Corp., Class A	1,088	83,308
Allison Transmission Holdings, Inc.	1,321	134,412
Astec Industries, Inc.	736	26,187
Atmus Filtration Technologies, Inc.	2,790	111,042
Blue Bird Corp.(1)(2)	2,610	91,715
Caterpillar, Inc.	10,795	3,712,940
Commercial Vehicle Group, Inc.(1)	2,483	5,165
Crane Co.	711	115,886
Cummins, Inc.	3,522	1,296,730
Deere & Co.	6,615	3,180,426
Donaldson Co., Inc.	6,021	415,991
Douglas Dynamics, Inc.	1,297	35,071
24

Avantis U.S. Equity Fund
	Shares	Value
Dover Corp.	987	$196,186
Enerpac Tool Group Corp.	1,645	76,114
Enpro, Inc.	485	88,309
Esab Corp.	290	36,337
ESCO Technologies, Inc.	700	115,416
Flowserve Corp.	2,379	130,940
Franklin Electric Co., Inc.	1,155	117,983
Gates Industrial Corp. PLC(1)	2,322	50,248
Gorman-Rupp Co.	652	24,867
Graco, Inc.	5,179	450,935
Graham Corp.(1)	450	15,223
Greenbrier Cos., Inc.	2,180	122,516
Hillman Solutions Corp.(1)	5,781	56,423
Hyster-Yale, Inc.	559	28,408
Illinois Tool Works, Inc.	4,105	1,083,638
Ingersoll Rand, Inc.	1,772	150,230
ITT, Inc.	1,586	224,007
JBT Marel Corp.	873	115,236
Kadant, Inc.	239	89,501
Kennametal, Inc.	4,930	109,101
Lincoln Electric Holdings, Inc.	1,979	409,039
Lindsay Corp.	547	72,270
Luxfer Holdings PLC	2,129	25,974
Manitowoc Co., Inc.(1)	1,586	16,415
Middleby Corp.(1)	347	57,397
Miller Industries, Inc.	663	38,401
Mueller Industries, Inc.	7,119	570,801
Mueller Water Products, Inc., Class A	11,670	300,619
NN, Inc.(1)	691	2,107
Omega Flex, Inc.	78	2,778
Oshkosh Corp.	2,158	220,763
Otis Worldwide Corp.	1,700	169,626
PACCAR, Inc.	19,228	2,062,011
Parker-Hannifin Corp.	927	619,709
Park-Ohio Holdings Corp.	1,204	29,137
Proto Labs, Inc.(1)	403	16,072
RBC Bearings, Inc.(1)	319	114,585
REV Group, Inc.	1,440	43,920
Shyft Group, Inc.	1,298	13,006
Snap-on, Inc.	1,769	603,530
Standex International Corp.	549	102,103
Tennant Co.	1,189	102,920
Terex Corp.	4,519	183,923
Timken Co.	2,574	208,494
Titan International, Inc.(1)	4,030	34,336
Toro Co.	2,572	206,300
Trinity Industries, Inc.	5,852	181,939
Watts Water Technologies, Inc., Class A	795	170,591
Westinghouse Air Brake Technologies Corp.	692	128,269
Worthington Enterprises, Inc.	1,930	81,041
Xylem, Inc.	1,888	247,120
		19,921,805
Marine Transportation — 0.1%
Costamare, Inc.	1,893	19,271
25

Avantis U.S. Equity Fund
	Shares	Value
Genco Shipping & Trading Ltd.	1,967	$28,089
Kirby Corp.(1)	1,912	199,269
Matson, Inc.	2,698	388,701
Pangaea Logistics Solutions Ltd.	2,021	10,347
Safe Bulkers, Inc.	2,798	10,464
		656,141
Media — 0.8%
Advantage Solutions, Inc.(1)	4,963	12,457
AMC Networks, Inc., Class A(1)	1,331	9,716
Boston Omaha Corp., Class A(1)	279	3,973
Cable One, Inc.	326	84,819
Charter Communications, Inc., Class A(1)	1,116	405,744
Comcast Corp., Class A	98,650	3,539,562
EchoStar Corp., Class A(1)	7,183	224,325
Entravision Communications Corp., Class A	2,377	5,301
Fox Corp., Class A	6,797	391,507
Fox Corp., Class B	4,247	229,635
Gambling.com Group Ltd.(1)	1,426	20,278
Gannett Co., Inc.(1)	4,211	17,013
Ibotta, Inc., Class A(1)(2)	365	12,188
Liberty Broadband Corp., Class A(1)	453	36,933
Liberty Broadband Corp., Class C(1)	2,555	210,174
New York Times Co., Class A	3,092	148,694
News Corp., Class A	8,739	250,110
News Corp., Class B	2,644	85,348
Nexstar Media Group, Inc., Class A	505	85,421
Paramount Global, Class A	400	9,060
Paramount Global, Class B	24,379	276,946
PubMatic, Inc., Class A(1)	2,210	23,492
Scholastic Corp.	1,060	23,204
Sinclair, Inc.	563	8,175
Thryv Holdings, Inc.(1)	568	9,792
Trade Desk, Inc., Class A(1)	2,732	192,114
WideOpenWest, Inc.(1)	2,553	12,586
		6,328,567
Metals and Mining — 0.9%
Alcoa Corp.	4,206	139,850
Alpha Metallurgical Resources, Inc.(1)	976	134,220
ATI, Inc.(1)	7,538	438,410
Carpenter Technology Corp.	1,412	292,383
Century Aluminum Co.(1)	1,342	25,431
Cleveland-Cliffs, Inc.(1)	18,770	203,467
Coeur Mining, Inc.(1)	4,989	25,693
Commercial Metals Co.	7,427	359,764
Compass Minerals International, Inc.	1,309	13,666
Freeport-McMoRan, Inc.	31,612	1,166,799
Hecla Mining Co.	11,425	58,610
Kaiser Aluminum Corp.	1,261	89,228
Materion Corp.	317	28,961
McEwen Mining, Inc.(1)(2)	2,899	19,945
Metallus, Inc.(1)	2,117	30,569
MP Materials Corp.(1)(2)	3,374	81,010
Newmont Corp.	16,433	703,990
Nucor Corp.	9,084	1,248,778
26

Avantis U.S. Equity Fund
	Shares	Value
Olympic Steel, Inc.	801	$26,609
Radius Recycling, Inc., Class A	1,280	17,702
Ramaco Resources, Inc., Class A	1,527	13,651
Ramaco Resources, Inc., Class B	357	3,157
Reliance, Inc.	1,832	544,397
Royal Gold, Inc.	1,681	247,107
Ryerson Holding Corp.	2,254	56,756
Steel Dynamics, Inc.	7,852	1,060,570
SunCoke Energy, Inc.	6,206	56,288
Tredegar Corp.(1)	1,180	9,192
U.S. Steel Corp.	7,817	314,400
Warrior Met Coal, Inc.	4,483	215,812
Worthington Steel, Inc.	1,930	51,473
		7,677,888
Multi-Utilities — 0.7%
Ameren Corp.	6,586	668,874
Avista Corp.	2,365	94,529
Black Hills Corp.	1,885	115,324
CenterPoint Energy, Inc.	12,026	413,454
CMS Energy Corp.	7,193	525,449
Consolidated Edison, Inc.	6,386	648,307
Dominion Energy, Inc.	21,550	1,220,161
DTE Energy Co.	4,136	552,983
NiSource, Inc.	1,513	61,746
Northwestern Energy Group, Inc.	2,028	113,426
Public Service Enterprise Group, Inc.	4,649	377,266
Sempra	6,209	444,378
Unitil Corp.	689	38,653
WEC Energy Group, Inc.	2,217	236,532
		5,511,082
Oil, Gas and Consumable Fuels — 5.9%
Amplify Energy Corp.(1)	2,878	13,958
Antero Midstream Corp.	18,211	308,676
Antero Resources Corp.(1)	8,867	325,419
APA Corp.	20,685	428,179
Ardmore Shipping Corp.	2,985	27,044
Berry Corp.	3,422	13,928
California Resources Corp.	5,588	249,337
Centrus Energy Corp., Class A(1)(2)	938	85,105
Cheniere Energy, Inc.	9,605	2,195,319
Chevron Corp.	28,032	4,446,436
Chord Energy Corp.	2,427	277,406
Civitas Resources, Inc.	5,776	221,452
Clean Energy Fuels Corp.(1)	3,357	6,848
CNX Resources Corp.(1)	4,925	142,333
Comstock Resources, Inc.(1)	5,198	93,460
ConocoPhillips	35,469	3,516,751
Core Natural Resources, Inc.	4,126	306,356
Coterra Energy, Inc.	35,476	957,497
Crescent Energy Co., Class A	4,639	58,544
CVR Energy, Inc.(2)	2,893	53,289
Devon Energy Corp.	23,560	853,343
DHT Holdings, Inc.	6,870	71,036
Diamondback Energy, Inc.	6,235	991,116
27

Avantis U.S. Equity Fund
	Shares	Value
Dorian LPG Ltd.	2,695	$54,870
DT Midstream, Inc.	3,544	340,543
EOG Resources, Inc.	20,114	2,553,271
EQT Corp.	13,408	645,863
Evolution Petroleum Corp.	3,532	17,801
Expand Energy Corp.	4,919	486,391
Exxon Mobil Corp.	77,820	8,663,701
FutureFuel Corp.	1,729	7,815
Granite Ridge Resources, Inc.(2)	5,812	34,116
Green Plains, Inc.(1)	1,545	9,069
Gulfport Energy Corp.(1)	550	93,390
Hallador Energy Co.(1)(2)	1,673	16,161
Hess Corp.	9,984	1,487,017
Hess Midstream LP, Class A	5,684	237,193
HF Sinclair Corp.	2,994	105,598
HighPeak Energy, Inc.(2)	808	10,439
International Seaways, Inc.	3,462	115,388
Kimbell Royalty Partners LP	4,237	64,911
Kinder Morgan, Inc.	35,184	953,486
Kosmos Energy Ltd.(1)	36,452	102,430
Magnolia Oil & Gas Corp., Class A	11,661	272,984
Marathon Petroleum Corp.	10,179	1,528,682
Matador Resources Co.	6,753	353,452
Murphy Oil Corp.	9,725	257,615
Nordic American Tankers Ltd.(2)	12,540	30,723
Northern Oil & Gas, Inc.	7,237	227,966
Occidental Petroleum Corp.	22,679	1,107,642
ONEOK, Inc.	19,798	1,987,521
Ovintiv, Inc.	15,137	657,854
Par Pacific Holdings, Inc.(1)	1,283	18,437
PBF Energy, Inc., Class A	3,913	83,856
Peabody Energy Corp.	7,802	107,590
Permian Resources Corp.	25,475	358,943
Phillips 66	6,840	887,080
Plains GP Holdings LP, Class A(1)	5,373	116,057
Range Resources Corp.	14,504	538,388
REX American Resources Corp.(1)	564	21,782
Riley Exploration Permian, Inc.	588	18,557
SandRidge Energy, Inc.	2,068	24,196
Scorpio Tankers, Inc.	3,151	125,567
SFL Corp. Ltd.	8,144	73,540
Sitio Royalties Corp., Class A	2,276	45,520
SM Energy Co.	9,441	308,815
Talos Energy, Inc.(1)	9,425	84,825
Targa Resources Corp.	10,637	2,145,696
Teekay Corp. Ltd.	4,643	30,365
Teekay Tankers Ltd., Class A	1,621	61,177
Texas Pacific Land Corp.	670	956,726
VAALCO Energy, Inc.	7,061	28,244
Valero Energy Corp.	5,131	670,776
Viper Energy, Inc.	1,359	63,289
Vital Energy, Inc.(1)(2)	1,814	48,452
Vitesse Energy, Inc.	1,680	43,193
W&T Offshore, Inc.(2)	4,785	7,991
28

Avantis U.S. Equity Fund
	Shares	Value
Williams Cos., Inc.	44,332	$2,579,236
World Kinect Corp.	969	29,012
		47,544,034
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,234	32,269
Louisiana-Pacific Corp.	3,853	384,029
Magnera Corp.(1)	487	10,037
Mercer International, Inc.	2,526	19,854
Sylvamo Corp.	2,010	142,911
		589,100
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	7,918	572,313
Allegiant Travel Co.	1,156	84,966
Delta Air Lines, Inc.	32,517	1,954,922
JetBlue Airways Corp.(1)	7,877	51,358
SkyWest, Inc.(1)	3,102	306,819
Southwest Airlines Co.	11,762	365,328
Sun Country Airlines Holdings, Inc.(1)	4,442	71,561
United Airlines Holdings, Inc.(1)	19,335	1,813,816
		5,221,083
Personal Care Products — 0.1%
Edgewell Personal Care Co.	654	20,581
Estee Lauder Cos., Inc., Class A	1,959	140,872
Kenvue, Inc.	23,848	562,813
Medifast, Inc.(1)	515	7,395
Nature's Sunshine Products, Inc.(1)	1,149	16,741
Nu Skin Enterprises, Inc., Class A	1,997	15,816
USANA Health Sciences, Inc.(1)	442	13,079
		777,297
Pharmaceuticals — 2.4%
Amphastar Pharmaceuticals, Inc.(1)	855	24,308
Atea Pharmaceuticals, Inc.(1)	3,630	10,999
Bristol-Myers Squibb Co.	25,144	1,499,085
Collegium Pharmaceutical, Inc.(1)	2,313	67,193
Corcept Therapeutics, Inc.(1)(2)	2,917	176,712
Elanco Animal Health, Inc.(1)	9,843	109,946
Eli Lilly & Co.	7,299	6,719,678
Harmony Biosciences Holdings, Inc.(1)	2,053	69,494
Harrow, Inc.(1)	1,703	47,820
Innoviva, Inc.(1)	2,990	53,581
Intra-Cellular Therapies, Inc.(1)	899	115,252
Jazz Pharmaceuticals PLC(1)	3,284	471,352
Johnson & Johnson	31,080	5,128,822
Ligand Pharmaceuticals, Inc.(1)	480	58,670
Merck & Co., Inc.	15,602	1,439,284
Organon & Co.	1,514	22,574
Pacira BioSciences, Inc.(1)	914	21,982
Perrigo Co. PLC	1,973	57,217
Pfizer, Inc.	48,852	1,291,158
Phibro Animal Health Corp., Class A	349	7,936
Pliant Therapeutics, Inc.(1)	1,165	4,008
Prestige Consumer Healthcare, Inc.(1)	1,185	100,429
Royalty Pharma PLC, Class A	4,252	143,037
SIGA Technologies, Inc.	2,227	12,226
29

Avantis U.S. Equity Fund
	Shares	Value
Supernus Pharmaceuticals, Inc.(1)	1,246	$39,947
Theravance Biopharma, Inc.(1)	88	823
Viatris, Inc.	59,374	548,022
Zoetis, Inc.	6,812	1,139,239
		19,380,794
Professional Services — 1.1%
Alight, Inc., Class A	17,523	119,682
Automatic Data Processing, Inc.	11,295	3,559,958
Booz Allen Hamilton Holding Corp.	2,263	240,014
Broadridge Financial Solutions, Inc.	1,351	325,888
Clarivate PLC(1)(2)	10,685	45,839
Conduent, Inc.(1)	13,746	48,661
CRA International, Inc.	224	43,266
CSG Systems International, Inc.	812	52,212
ExlService Holdings, Inc.(1)	1,680	81,396
Exponent, Inc.	2,374	200,983
Franklin Covey Co.(1)	585	18,708
FTI Consulting, Inc.(1)	197	32,623
Genpact Ltd.	1,411	75,093
Heidrick & Struggles International, Inc.	1,277	52,344
IBEX Holdings Ltd.(1)	816	20,653
Insperity, Inc.	1,539	135,386
KBR, Inc.	1,263	61,925
Kelly Services, Inc., Class A	1,355	18,252
Kforce, Inc.	916	45,910
Korn Ferry	2,010	131,956
Legalzoom.com, Inc.(1)	2,616	26,579
ManpowerGroup, Inc.	1,108	63,854
Paychex, Inc.	5,824	883,326
Paycom Software, Inc.	3,724	817,306
Paylocity Holding Corp.(1)	757	154,647
Planet Labs PBC(1)	5,590	25,826
Resources Connection, Inc.	1,465	10,665
Robert Half, Inc.	6,002	354,658
TaskUS, Inc., Class A(1)	952	13,433
TriNet Group, Inc.	700	51,597
TrueBlue, Inc.(1)	1,245	7,819
Verisk Analytics, Inc.	3,035	901,122
Verra Mobility Corp.(1)	2,671	61,139
WNS Holdings Ltd.(1)	1,498	85,191
		8,767,911
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,746	389,767
CoStar Group, Inc.(1)	3,969	302,636
Forestar Group, Inc.(1)	1,094	24,123
FRP Holdings, Inc.(1)	40	1,255
Howard Hughes Holdings, Inc.(1)	1,759	139,313
Jones Lang LaSalle, Inc.(1)	593	161,231
Kennedy-Wilson Holdings, Inc.	3,861	37,490
Marcus & Millichap, Inc.	1,365	52,525
RE/MAX Holdings, Inc., Class A(1)	648	5,754
Seaport Entertainment Group, Inc.(1)	156	3,654
Zillow Group, Inc., Class A(1)	365	27,153
30

Avantis U.S. Equity Fund
	Shares	Value
Zillow Group, Inc., Class C(1)	1,503	$115,220
		1,260,121
Semiconductors and Semiconductor Equipment — 7.3%
ACM Research, Inc., Class A(1)	1,253	32,503
Advanced Micro Devices, Inc.(1)	9,719	970,539
Allegro MicroSystems, Inc.(1)	1,921	42,838
Alpha & Omega Semiconductor Ltd.(1)	643	19,470
Amkor Technology, Inc.	6,018	126,980
Analog Devices, Inc.	4,019	924,611
Applied Materials, Inc.	15,256	2,411,516
Astera Labs, Inc.(1)	1,477	109,815
Axcelis Technologies, Inc.(1)	1,807	99,006
Broadcom, Inc.	29,024	5,788,256
CEVA, Inc.(1)	370	12,676
Cirrus Logic, Inc.(1)	2,053	213,943
Cohu, Inc.(1)	1,725	33,914
Diodes, Inc.(1)	896	44,245
First Solar, Inc.(1)	2,673	364,009
GLOBALFOUNDRIES, Inc.(1)(2)	1,927	74,710
Ichor Holdings Ltd.(1)	663	19,419
Intel Corp.	48,696	1,155,556
KLA Corp.	2,446	1,733,823
Kulicke & Soffa Industries, Inc.	631	24,148
Lam Research Corp.	33,100	2,540,094
Magnachip Semiconductor Corp.(1)	601	2,729
Marvell Technology, Inc.	5,435	499,042
Micron Technology, Inc.	13,564	1,269,997
Monolithic Power Systems, Inc.	404	246,848
NVE Corp.	259	17,830
NVIDIA Corp.	266,259	33,261,074
NXP Semiconductors NV	1,383	298,161
ON Semiconductor Corp.(1)	12,663	595,794
Onto Innovation, Inc.(1)	731	106,478
Penguin Solutions, Inc.(1)	4,206	83,826
Photronics, Inc.(1)	4,785	99,719
Qorvo, Inc.(1)	2,270	165,006
QUALCOMM, Inc.	16,342	2,568,472
Rambus, Inc.(1)	1,432	80,035
Skyworks Solutions, Inc.	6,135	408,959
Synaptics, Inc.(1)	508	33,599
Teradyne, Inc.	2,138	234,881
Texas Instruments, Inc.	10,865	2,129,431
Ultra Clean Holdings, Inc.(1)	589	14,489
Universal Display Corp.	902	138,565
		58,997,006
Software — 6.5%
A10 Networks, Inc.	4,012	83,409
Adeia, Inc.	4,400	69,168
Adobe, Inc.(1)	4,214	1,848,092
ANSYS, Inc.(1)	305	101,641
Appfolio, Inc., Class A(1)	271	58,130
AppLovin Corp., Class A(1)	2,733	890,247
Aspen Technology, Inc.(1)	420	111,405
Atlassian Corp., Class A(1)	794	225,702
31

Avantis U.S. Equity Fund
	Shares	Value
Autodesk, Inc.(1)	1,495	$409,944
Bill Holdings, Inc.(1)	1,631	90,031
Cadence Design Systems, Inc.(1)	2,362	591,681
Clear Secure, Inc., Class A	2,026	48,036
Commvault Systems, Inc.(1)	1,271	216,782
Crowdstrike Holdings, Inc., Class A(1)	1,553	605,142
Datadog, Inc., Class A(1)	1,457	169,813
DocuSign, Inc.(1)	1,998	166,174
Dolby Laboratories, Inc., Class A	1,524	124,374
Fair Isaac Corp.(1)	161	303,702
Fortinet, Inc.(1)	21,445	2,316,274
Freshworks, Inc., Class A(1)	3,295	56,213
Gen Digital, Inc.	2,630	71,878
Gitlab, Inc., Class A(1)	1,110	66,833
Intuit, Inc.	1,891	1,160,771
LiveRamp Holdings, Inc.(1)	1,449	43,296
Logility Supply Chain Solutions, Inc., Class A	628	8,874
Manhattan Associates, Inc.(1)	1,370	242,326
Matterport, Inc.(1)	8,164	43,922
Microsoft Corp.	77,103	30,609,120
MicroStrategy, Inc., Class A(1)	2,053	524,398
Nutanix, Inc., Class A(1)	665	51,132
Olo, Inc., Class A(1)	2,445	16,846
OneSpan, Inc.	2,110	33,844
Oracle Corp.	16,400	2,723,384
Palantir Technologies, Inc., Class A(1)	15,825	1,343,859
Palo Alto Networks, Inc.(1)	8,444	1,607,991
Pegasystems, Inc.	2,374	186,383
Progress Software Corp.	642	35,079
Qualys, Inc.(1)	1,180	155,123
Riot Platforms, Inc.(1)	6,474	60,079
Roper Technologies, Inc.	348	203,406
Salesforce, Inc.	6,021	1,793,355
SentinelOne, Inc., Class A(1)	3,178	65,562
ServiceNow, Inc.(1)	1,803	1,676,357
SPS Commerce, Inc.(1)	399	53,147
Synopsys, Inc.(1)	1,063	486,089
UiPath, Inc., Class A(1)	6,067	74,624
Workday, Inc., Class A(1)	1,174	309,161
Xperi, Inc.(1)	1,053	8,908
Zoom Communications, Inc., Class A(1)	3,435	253,160
Zscaler, Inc.(1)	299	58,673
		52,453,540
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)(2)	849	5,858
Abercrombie & Fitch Co., Class A(1)	3,611	371,897
Academy Sports & Outdoors, Inc.	3,804	188,640
Advance Auto Parts, Inc.	1,908	70,405
American Eagle Outfitters, Inc.	14,010	183,391
America's Car-Mart, Inc.(1)	283	11,846
Arhaus, Inc.	2,009	19,126
Arko Corp.	3,379	15,239
AutoNation, Inc.(1)	398	72,583
AutoZone, Inc.(1)	93	324,850
32

Avantis U.S. Equity Fund
	Shares	Value
Best Buy Co., Inc.	8,529	$766,842
Buckle, Inc.	2,375	95,119
Build-A-Bear Workshop, Inc.	1,114	45,585
Burlington Stores, Inc.(1)	3,547	884,374
Caleres, Inc.	3,007	48,593
Camping World Holdings, Inc., Class A	974	18,983
CarMax, Inc.(1)	6,206	514,912
Cato Corp., Class A	608	1,867
Chewy, Inc., Class A(1)	788	29,361
Citi Trends, Inc.(1)	310	7,635
Designer Brands, Inc., Class A	3,573	14,364
Destination XL Group, Inc.(1)(2)	3,385	7,752
Dick's Sporting Goods, Inc.	3,294	741,479
Five Below, Inc.(1)	1,498	130,161
Floor & Decor Holdings, Inc., Class A(1)	3,617	349,511
Foot Locker, Inc.(1)	4,733	81,976
GameStop Corp., Class A(1)	144	3,606
Gap, Inc.	10,120	228,813
Genesco, Inc.(1)	669	24,465
Guess?, Inc.	2,340	23,774
Haverty Furniture Cos., Inc.	552	12,602
Home Depot, Inc.	12,466	4,944,016
Lands' End, Inc.(1)	165	1,944
Lithia Motors, Inc.	631	217,342
Lowe's Cos., Inc.	4,185	1,040,558
MarineMax, Inc.(1)	860	21,801
Murphy USA, Inc.	1,174	550,888
National Vision Holdings, Inc.(1)	585	7,435
ODP Corp.(1)	2,447	38,075
O'Reilly Automotive, Inc.(1)	459	630,501
Penske Automotive Group, Inc.	466	78,628
PetMed Express, Inc.(1)(2)	282	1,246
Ross Stores, Inc.	12,290	1,724,533
Sally Beauty Holdings, Inc.(1)	1,334	12,033
Shoe Carnival, Inc.	492	10,893
Signet Jewelers Ltd.	2,853	149,269
Sonic Automotive, Inc., Class A	509	34,693
Sportsman's Warehouse Holdings, Inc.(1)	796	1,091
Tilly's, Inc., Class A(1)	712	2,706
TJX Cos., Inc.	28,611	3,569,508
Tractor Supply Co.	25,766	1,426,148
Ulta Beauty, Inc.(1)	1,432	524,628
Urban Outfitters, Inc.(1)	3,710	215,885
Valvoline, Inc.(1)	3,124	115,213
Victoria's Secret & Co.(1)	6,057	161,904
Williams-Sonoma, Inc.	6,630	1,290,065
Zumiez, Inc.(1)	640	9,126
		22,075,738
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	179,611	43,437,124
Dell Technologies, Inc., Class C	2,087	214,460
Eastman Kodak Co.(1)	2,017	14,159
Hewlett Packard Enterprise Co.	30,838	610,901
HP, Inc.	3,489	107,705
33

Avantis U.S. Equity Fund
	Shares	Value
Immersion Corp.	1,954	$15,710
NetApp, Inc.	3,602	359,516
Pure Storage, Inc., Class A(1)	4,957	260,094
Seagate Technology Holdings PLC	558	56,866
Super Micro Computer, Inc.(1)(2)	5,250	217,665
		45,294,200
Textiles, Apparel and Luxury Goods — 0.9%
Capri Holdings Ltd.(1)	4,929	108,339
Carter's, Inc.	2,586	106,724
Columbia Sportswear Co.	1,698	147,454
Crocs, Inc.(1)	3,392	337,742
Deckers Outdoor Corp.(1)	7,190	1,001,998
G-III Apparel Group Ltd.(1)	2,315	62,667
Hanesbrands, Inc.(1)	4,693	28,299
Kontoor Brands, Inc.	4,021	261,526
Lakeland Industries, Inc.	124	2,926
Levi Strauss & Co., Class A	2,442	43,883
Lululemon Athletica, Inc.(1)	3,394	1,240,880
Movado Group, Inc.	613	11,837
NIKE, Inc., Class B	8,125	645,369
Oxford Industries, Inc.	933	57,874
PVH Corp.	2,090	156,416
Ralph Lauren Corp.	1,933	524,114
Rocky Brands, Inc.	110	2,237
Skechers USA, Inc., Class A(1)	4,168	254,206
Steven Madden Ltd.	3,459	113,421
Tapestry, Inc.	13,729	1,172,731
Under Armour, Inc., Class A(1)	13,064	88,966
Under Armour, Inc., Class C(1)	8,517	54,083
Unifi, Inc.(1)	394	2,234
VF Corp.	30,702	765,401
		7,191,327
Trading Companies and Distributors — 1.0%
Air Lease Corp.	6,550	313,876
Alta Equipment Group, Inc.(2)	676	3,704
Applied Industrial Technologies, Inc.	1,660	415,963
BlueLinx Holdings, Inc.(1)	680	53,971
Boise Cascade Co.	3,013	312,327
DNOW, Inc.(1)	4,992	79,772
Fastenal Co.	13,970	1,057,948
FTAI Aviation Ltd.	5,358	689,628
GATX Corp.	2,235	373,357
Global Industrial Co.	653	15,313
GMS, Inc.(1)	1,838	146,323
H&E Equipment Services, Inc.	2,701	259,026
Herc Holdings, Inc.	2,137	306,617
Hudson Technologies, Inc.(1)	2,646	15,241
Karat Packaging, Inc.	634	18,963
McGrath RentCorp	431	52,582
MRC Global, Inc.(1)	5,846	71,146
MSC Industrial Direct Co., Inc., Class A	2,875	231,035
Rush Enterprises, Inc., Class A	2,743	159,972
Rush Enterprises, Inc., Class B	22	1,253
SiteOne Landscape Supply, Inc.(1)	1,006	127,068
34

Avantis U.S. Equity Fund
	Shares	Value
Titan Machinery, Inc.(1)	997	$17,138
United Rentals, Inc.	1,709	1,097,725
Watsco, Inc.	590	297,555
WESCO International, Inc.	2,508	452,619
WW Grainger, Inc.	1,848	1,887,196
		8,457,318
Water Utilities — 0.0%
American Water Works Co., Inc.	1,147	155,958
Artesian Resources Corp., Class A	194	6,031
California Water Service Group	1,698	77,174
Essential Utilities, Inc.	555	21,079
Middlesex Water Co.	729	36,545
		296,787
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	3,112	22,811
Telephone & Data Systems, Inc.	5,957	215,048
T-Mobile U.S., Inc.	10,315	2,781,852
U.S. Cellular Corp.(1)	828	54,300
		3,074,011
TOTAL COMMON STOCKS (Cost $604,429,377)		806,578,995
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
Mirati Therapeutics, Inc.(1)	667	467
		482
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
TOTAL RIGHTS (Cost $1,505)		934
ESCROW INTERESTS(3) — 0.0%
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc.(1) (Cost $—)	210	2
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,814,216	2,814,216
State Street Navigator Securities Lending Government Money Market Portfolio(4)	960,067	960,067
TOTAL SHORT-TERM INVESTMENTS (Cost $3,774,283)		3,774,283
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $608,205,165)		810,354,214
OTHER ASSETS AND LIABILITIES — 0.0%		111,253
TOTAL NET ASSETS — 100.0%		$810,465,467
35

Avantis U.S. Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,692,679. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Escrow interests represent beneficial interests in bankruptcy reorganizations or liquidation proceedings and may be subject to resale, redemption, or transferability restrictions. The amount and timing of future payments, if any, cannot be predicted with certainty.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,745,853, which includes securities collateral of $785,786.

See Notes to Financial Statements.
36

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Large Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 0.3%
BWX Technologies, Inc.	8,146	$846,940
Huntington Ingalls Industries, Inc.	2,201	386,451
		1,233,391
Air Freight and Logistics — 1.3%
Expeditors International of Washington, Inc.	6,771	794,645
FedEx Corp.	5,846	1,536,913
United Parcel Service, Inc., Class B	28,152	3,350,933
		5,682,491
Automobile Components — 0.3%
Aptiv PLC(1)	1,323	86,154
Autoliv, Inc.	3,802	370,125
BorgWarner, Inc.	16,548	492,634
Lear Corp.	2,267	213,075
		1,161,988
Automobiles — 1.3%
Ford Motor Co.	154,968	1,479,944
General Motors Co.	74,898	3,679,739
Harley-Davidson, Inc.	8,393	216,204
Thor Industries, Inc.	1,695	168,466
		5,544,353
Banks — 6.9%
BOK Financial Corp.	1,107	120,619
Citizens Financial Group, Inc.	7,192	329,178
Comerica, Inc.	8,562	550,793
Commerce Bancshares, Inc.	5,208	338,780
Cullen/Frost Bankers, Inc.	2,979	408,212
East West Bancorp, Inc.	11,076	1,045,907
Fifth Third Bancorp	36,001	1,564,963
First Citizens BancShares, Inc., Class A	503	1,030,174
Huntington Bancshares, Inc.	51,050	840,794
JPMorgan Chase & Co.	40,159	10,628,079
Popular, Inc.	4,153	417,086
Regions Financial Corp.	34,866	826,673
Synovus Financial Corp.	9,002	467,024
U.S. Bancorp	29,883	1,401,513
Webster Financial Corp.	4,684	263,803
Wells Fargo & Co.	100,502	7,871,317
Western Alliance Bancorp	7,187	624,694
Wintrust Financial Corp.	2,707	336,940
Zions Bancorp NA	12,381	669,069
		29,735,618
Beverages — 0.4%
Coca-Cola Consolidated, Inc.	586	830,433
Molson Coors Beverage Co., Class B	15,970	978,801
National Beverage Corp.	1,234	49,150
		1,858,384
Biotechnology — 1.7%
Gilead Sciences, Inc.	60,137	6,874,260
United Therapeutics Corp.(1)	1,815	580,891
		7,455,151
37

Avantis U.S. Large Cap Value Fund
	Shares	Value
Broadline Retail — 2.8%
Amazon.com, Inc.(1)	45,065	$9,566,398
Dillard's, Inc., Class A(2)	377	146,687
eBay, Inc.	35,310	2,285,970
Macy's, Inc.	18,401	264,054
		12,263,109
Building Products — 1.5%
A.O. Smith Corp.	4,285	284,867
Advanced Drainage Systems, Inc.	5,025	559,735
Armstrong World Industries, Inc.	4,407	677,180
Builders FirstSource, Inc.(1)	6,577	914,137
Carlisle Cos., Inc.	2,837	966,736
Lennox International, Inc.	2,011	1,208,711
Owens Corning	5,518	849,993
Trex Co., Inc.(1)	7,773	479,516
UFP Industries, Inc.	4,494	480,858
		6,421,733
Capital Markets — 2.6%
Ameriprise Financial, Inc.	6,876	3,694,475
Goldman Sachs Group, Inc.	1,492	928,457
LPL Financial Holdings, Inc.	4,230	1,572,460
Northern Trust Corp.	17,331	1,910,223
Raymond James Financial, Inc.	12,838	1,985,653
T. Rowe Price Group, Inc.	12,057	1,274,666
		11,365,934
Chemicals — 1.6%
Cabot Corp.	4,495	386,570
CF Industries Holdings, Inc.	18,898	1,531,116
Dow, Inc.	30,499	1,162,317
Eastman Chemical Co.	4,495	439,836
FMC Corp.	8,854	326,713
LyondellBasell Industries NV, Class A	12,915	992,259
Mosaic Co.	13,912	332,775
NewMarket Corp.	617	351,758
Olin Corp.	8,314	211,092
RPM International, Inc.	7,775	963,245
Westlake Corp.	1,675	188,102
		6,885,783
Communications Equipment — 0.0%
Ubiquiti, Inc.	248	84,739
Construction and Engineering — 0.7%
Comfort Systems USA, Inc.	1,957	711,037
EMCOR Group, Inc.	3,077	1,258,216
Everus Construction Group, Inc.(1)	3,856	160,410
Sterling Infrastructure, Inc.(1)	4,302	547,257
Valmont Industries, Inc.	1,615	562,617
		3,239,537
Construction Materials — 0.3%
Eagle Materials, Inc.	3,665	829,059
Knife River Corp.(1)	6,804	651,007
		1,480,066
Consumer Finance — 2.4%
Ally Financial, Inc.	19,264	714,694
American Express Co.	14,261	4,291,990
38

Avantis U.S. Large Cap Value Fund
	Shares	Value
Discover Financial Services	12,588	$2,457,052
OneMain Holdings, Inc.	10,350	556,209
SLM Corp.	21,314	643,470
Synchrony Financial	26,891	1,631,746
		10,295,161
Consumer Staples Distribution & Retail — 2.7%
BJ's Wholesale Club Holdings, Inc.(1)	13,351	1,351,922
Casey's General Stores, Inc.	3,242	1,342,869
Dollar Tree, Inc.(1)	11,979	872,790
Kroger Co.	53,121	3,443,303
Sprouts Farmers Market, Inc.(1)	10,969	1,627,800
Target Corp.	26,069	3,238,812
		11,877,496
Containers and Packaging — 0.7%
Graphic Packaging Holding Co.	34,421	918,352
International Paper Co.	17,386	979,701
Packaging Corp. of America	4,651	991,082
Sonoco Products Co.	3,152	150,729
		3,039,864
Distributors — 0.1%
Pool Corp.	1,479	513,213
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	301,961	8,276,751
Frontier Communications Parent, Inc.(1)	19,319	695,291
Verizon Communications, Inc.	144,108	6,211,055
		15,183,097
Electrical Equipment — 0.3%
Acuity Brands, Inc.	1,875	557,119
NEXTracker, Inc., Class A(1)	15,380	677,027
		1,234,146
Electronic Equipment, Instruments and Components — 1.0%
Arrow Electronics, Inc.(1)	3,811	411,855
Flex Ltd.(1)	38,332	1,452,399
Insight Enterprises, Inc.(1)	2,128	327,457
Jabil, Inc.	10,479	1,623,407
TD SYNNEX Corp.	3,429	471,453
		4,286,571
Energy Equipment and Services — 1.3%
Baker Hughes Co.	56,088	2,500,964
ChampionX Corp.	13,069	389,456
Halliburton Co.	24,149	636,809
NOV, Inc.	2,970	44,312
Patterson-UTI Energy, Inc.	11,028	91,643
Schlumberger NV	9,422	392,521
TechnipFMC PLC	42,059	1,238,217
Weatherford International PLC	5,643	349,358
		5,643,280
Financial Services — 0.9%
Corebridge Financial, Inc.	33,830	1,173,224
Equitable Holdings, Inc.	22,162	1,219,353
Essent Group Ltd.	4,963	285,968
Jackson Financial, Inc., Class A	7,374	675,680
MGIC Investment Corp.	18,747	461,364
		3,815,589
39

Avantis U.S. Large Cap Value Fund
	Shares	Value
Food Products — 0.7%
Archer-Daniels-Midland Co.	10,358	$488,898
Bunge Global SA	6,287	466,433
Flowers Foods, Inc.	2,018	37,817
Hershey Co.	509	87,909
Ingredion, Inc.	7,806	1,019,542
Lamb Weston Holdings, Inc.	14,104	731,574
Pilgrim's Pride Corp.(1)	5,214	283,589
		3,115,762
Gas Utilities — 0.1%
MDU Resources Group, Inc.	15,425	266,081
Ground Transportation — 4.0%
CSX Corp.	99,904	3,197,927
JB Hunt Transport Services, Inc.	4,080	657,655
Landstar System, Inc.	2,223	353,012
Norfolk Southern Corp.	11,848	2,911,646
Old Dominion Freight Line, Inc.	11,471	2,024,632
Ryder System, Inc.	4,110	675,972
Saia, Inc.(1)	2,385	976,514
Schneider National, Inc., Class B	2,178	57,456
U-Haul Holding Co.(1)	313	21,675
U-Haul Holding Co.	3,106	191,174
Union Pacific Corp.	24,634	6,076,962
		17,144,625
Health Care Equipment and Supplies — 0.9%
Edwards Lifesciences Corp.(1)	32,929	2,358,375
Globus Medical, Inc., Class A(1)	10,197	819,023
IDEXX Laboratories, Inc.(1)	26	11,365
Lantheus Holdings, Inc.(1)	5,759	540,309
		3,729,072
Health Care Providers and Services — 0.2%
Ensign Group, Inc.	2,188	282,580
Universal Health Services, Inc., Class B	4,239	742,885
		1,025,465
Hotels, Restaurants and Leisure — 3.1%
Boyd Gaming Corp.	8,219	626,781
Carnival Corp.(1)	42,521	1,017,527
Chipotle Mexican Grill, Inc.(1)	61,180	3,301,885
Darden Restaurants, Inc.	4,288	859,572
Las Vegas Sands Corp.	24,839	1,110,552
Norwegian Cruise Line Holdings Ltd.(1)	54,073	1,228,539
Royal Caribbean Cruises Ltd.	15,661	3,854,172
Texas Roadhouse, Inc.	6,979	1,284,764
		13,283,792
Household Durables — 1.3%
DR Horton, Inc.	6,267	794,718
Installed Building Products, Inc.	1,425	244,245
KB Home	4,483	273,463
Lennar Corp., B Shares	632	73,122
Lennar Corp., Class A	8,860	1,059,922
Mohawk Industries, Inc.(1)	2,796	328,782
NVR, Inc.(1)	134	970,908
PulteGroup, Inc.	10,657	1,100,655
40

Avantis U.S. Large Cap Value Fund
	Shares	Value
Toll Brothers, Inc.	8,317	$928,510
		5,774,325
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	47,038	545,171
Talen Energy Corp.(1)	6,297	1,309,461
		1,854,632
Insurance — 8.5%
Aflac, Inc.	11,094	1,214,460
Allstate Corp.	12,973	2,583,573
American Financial Group, Inc.	5,125	647,185
American International Group, Inc.	25,810	2,140,681
Arch Capital Group Ltd.	12,225	1,135,825
Assurant, Inc.	3,987	828,857
Axis Capital Holdings Ltd.	7,286	705,868
Everest Group Ltd.	1,842	650,631
Fidelity National Financial, Inc.	20,642	1,332,028
Globe Life, Inc.	7,367	938,777
Hanover Insurance Group, Inc.	2,418	412,341
Hartford Insurance Group, Inc.	17,430	2,061,620
Markel Group, Inc.(1)	1,024	1,979,843
MetLife, Inc.	29,078	2,505,942
Old Republic International Corp.	6,151	236,875
Primerica, Inc.	3,035	880,150
Principal Financial Group, Inc.	8,081	719,532
Progressive Corp.	24,024	6,774,768
Prudential Financial, Inc.	13,396	1,541,880
Reinsurance Group of America, Inc.	3,303	669,485
RenaissanceRe Holdings Ltd.	3,873	920,302
Travelers Cos., Inc.	15,279	3,949,469
Unum Group	14,692	1,209,005
W.R. Berkley Corp.	15,245	961,655
		37,000,752
Interactive Media and Services — 4.6%
Alphabet, Inc., Class A	29,531	5,028,539
Alphabet, Inc., Class C	24,099	4,150,330
Meta Platforms, Inc., Class A	15,938	10,649,771
		19,828,640
IT Services — 0.3%
DXC Technology Co.(1)	10,265	188,568
Kyndryl Holdings, Inc.(1)	32,135	1,223,701
		1,412,269
Leisure Products — 0.2%
Mattel, Inc.(1)	35,047	746,501
Machinery — 4.3%
AGCO Corp.	7,114	689,845
Caterpillar, Inc.	17,982	6,184,909
Deere & Co.	12,113	5,823,809
Donaldson Co., Inc.	7,857	542,840
Lincoln Electric Holdings, Inc.	2,905	600,434
Mueller Industries, Inc.	9,231	740,142
PACCAR, Inc.	21,309	2,285,177
Snap-on, Inc.	2,898	988,711
Timken Co.	3,326	269,406
Toro Co.	4,061	325,733
		18,451,006
41

Avantis U.S. Large Cap Value Fund
	Shares	Value
Media — 1.4%
Comcast Corp., Class A	146,146	$5,243,719
Fox Corp., Class A	11,974	689,702
Fox Corp., Class B	5,900	319,013
		6,252,434
Metals and Mining — 1.2%
ATI, Inc.(1)	9,141	531,640
Cleveland-Cliffs, Inc.(1)	30,975	335,769
Commercial Metals Co.	8,266	400,405
Freeport-McMoRan, Inc.	3,989	147,234
Nucor Corp.	10,213	1,403,981
Reliance, Inc.	2,174	646,026
Steel Dynamics, Inc.	8,610	1,162,953
U.S. Steel Corp.	8,731	351,161
		4,979,169
Oil, Gas and Consumable Fuels — 12.1%
Antero Midstream Corp.	21,762	368,866
APA Corp.	23,459	485,601
Cheniere Energy, Inc.	13,286	3,036,648
Chevron Corp.	44,451	7,050,818
Chord Energy Corp.	3,203	366,103
Civitas Resources, Inc.	6,913	265,044
ConocoPhillips	31,121	3,085,647
Coterra Energy, Inc.	61,855	1,669,467
Devon Energy Corp.	27,124	982,431
Diamondback Energy, Inc.	6,711	1,066,781
EOG Resources, Inc.	27,125	3,443,248
EQT Corp.	12,785	615,853
Expand Energy Corp.	9,498	939,162
Exxon Mobil Corp.	80,265	8,935,903
Hess Corp.	19,978	2,975,523
Hess Midstream LP, Class A	10,799	450,642
HF Sinclair Corp.	705	24,865
Magnolia Oil & Gas Corp., Class A	11,204	262,286
Marathon Petroleum Corp.	11,184	1,679,613
Matador Resources Co.	12,970	678,850
Murphy Oil Corp.	9,577	253,695
Occidental Petroleum Corp.	21,487	1,049,425
ONEOK, Inc.	19,932	2,000,974
Ovintiv, Inc.	26,320	1,143,867
Permian Resources Corp.	66,156	932,138
Range Resources Corp.	15,218	564,892
SM Energy Co.	6,800	222,428
Targa Resources Corp.	15,126	3,051,217
Texas Pacific Land Corp.	711	1,015,272
Williams Cos., Inc.	65,013	3,782,456
		52,399,715
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	7,886	785,998
Passenger Airlines — 1.7%
Alaska Air Group, Inc.(1)	17,360	1,254,781
Delta Air Lines, Inc.	51,761	3,111,871
United Airlines Holdings, Inc.(1)	31,758	2,979,218
		7,345,870
42

Avantis U.S. Large Cap Value Fund
	Shares	Value
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., Class A	702	$50,481
Pharmaceuticals — 1.4%
Jazz Pharmaceuticals PLC(1)	6,275	900,651
Merck & Co., Inc.	46,982	4,334,089
Viatris, Inc.	109,186	1,007,787
		6,242,527
Professional Services — 1.7%
Automatic Data Processing, Inc.	14,580	4,595,324
Paychex, Inc.	6,151	932,922
Paycom Software, Inc.	6,623	1,453,550
Robert Half, Inc.	6,142	362,931
		7,344,727
Semiconductors and Semiconductor Equipment — 1.7%
Amkor Technology, Inc.	9,491	200,260
Applied Materials, Inc.	15,931	2,518,213
Lam Research Corp.	34,780	2,669,017
QUALCOMM, Inc.	9,820	1,543,410
Skyworks Solutions, Inc.	8,639	575,876
		7,506,776
Software — 0.9%
Fortinet, Inc.(1)	27,256	2,943,920
MARA Holdings, Inc.(1)(2)	24,192	336,753
Pegasystems, Inc.	5,412	424,896
Qualys, Inc.(1)	1,860	244,516
		3,950,085
Specialty Retail — 4.7%
Abercrombie & Fitch Co., Class A(1)	4,263	439,046
Academy Sports & Outdoors, Inc.	4,257	211,105
Best Buy Co., Inc.	8,340	749,849
Burlington Stores, Inc.(1)	3,648	909,556
CarMax, Inc.(1)	10,162	843,141
Dick's Sporting Goods, Inc.	2,589	582,784
Five Below, Inc.(1)	531	46,139
Floor & Decor Holdings, Inc., Class A(1)	4,598	444,305
Gap, Inc.	29,563	668,419
Murphy USA, Inc.	2,031	953,027
Ross Stores, Inc.	16,653	2,336,749
TJX Cos., Inc.	45,728	5,705,025
Tractor Supply Co.	39,376	2,179,462
Ulta Beauty, Inc.(1)	4,569	1,673,899
Williams-Sonoma, Inc.	12,442	2,420,964
		20,163,470
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	47,999	11,608,078
Textiles, Apparel and Luxury Goods — 3.2%
Crocs, Inc.(1)	4,081	406,345
Deckers Outdoor Corp.(1)	10,990	1,531,566
Levi Strauss & Co., Class A	4,959	89,113
Lululemon Athletica, Inc.(1)	8,096	2,959,979
NIKE, Inc., Class B	50,561	4,016,060
PVH Corp.	3,808	284,991
Ralph Lauren Corp.	3,351	908,590
Skechers USA, Inc., Class A(1)	5,584	340,568
43

Avantis U.S. Large Cap Value Fund
	Shares	Value
Tapestry, Inc.	22,512	$1,922,975
VF Corp.	51,104	1,274,023
		13,734,210
Trading Companies and Distributors — 1.8%
Air Lease Corp.	5,865	281,051
Applied Industrial Technologies, Inc.	1,469	368,102
Boise Cascade Co.	2,993	310,254
Fastenal Co.	11,966	906,185
FTAI Aviation Ltd.	10,782	1,387,751
GATX Corp.	3,839	641,305
Herc Holdings, Inc.	4,105	588,986
MSC Industrial Direct Co., Inc., Class A	2,570	206,525
WESCO International, Inc.	4,337	782,699
WW Grainger, Inc.	2,081	2,125,138
		7,597,996
Wireless Telecommunication Services — 1.1%
T-Mobile U.S., Inc.	18,279	4,929,663
TOTAL COMMON STOCKS (Cost $378,084,560)		428,824,815
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	867,407	867,407
State Street Navigator Securities Lending Government Money Market Portfolio(3)	189,708	189,708
TOTAL SHORT-TERM INVESTMENTS (Cost $1,057,115)		1,057,115
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $379,141,675)		429,881,930
OTHER ASSETS AND LIABILITIES — 0.8%		3,496,449
TOTAL NET ASSETS — 100.0%		$433,378,379

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	2	March 2025	$596,325	$(19,183)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $185,435. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $189,708.

See Notes to Financial Statements.
44

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Small Cap Equity Fund
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.8%
AerSale Corp.(1)	2,509	$17,563
Astronics Corp.(1)	1,921	38,439
Byrna Technologies, Inc.(1)	2,018	51,923
Cadre Holdings, Inc.	2,417	81,259
Ducommun, Inc.(1)	1,485	87,051
Eve Holding, Inc.(1)(2)	5,653	23,234
Innovative Solutions & Support, Inc.(1)	1,295	9,246
Mercury Systems, Inc.(1)	5,037	223,693
National Presto Industries, Inc.	620	63,079
Park Aerospace Corp.	1,779	24,604
Virgin Galactic Holdings, Inc.(1)(2)	2,627	9,983
		630,074
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc.(1)	2,626	58,639
Forward Air Corp.(1)	2,853	64,107
Hub Group, Inc., Class A	6,195	254,614
Radiant Logistics, Inc.(1)	3,745	25,316
		402,676
Automobile Components — 2.0%
Adient PLC(1)	4,045	64,032
American Axle & Manufacturing Holdings, Inc.(1)	12,174	60,383
Dana, Inc.	14,298	212,611
Fox Factory Holding Corp.(1)	847	23,487
Gentherm, Inc.(1)	2,005	66,325
Goodyear Tire & Rubber Co.(1)	28,671	270,941
Holley, Inc.(1)	5,181	14,092
LCI Industries	2,131	221,241
Motorcar Parts of America, Inc.(1)	16	173
Patrick Industries, Inc.	1,158	104,915
Phinia, Inc.	3,724	183,631
QuantumScape Corp.(1)(2)	32,596	152,875
Standard Motor Products, Inc.	1,995	56,917
Stoneridge, Inc.(1)	554	3,114
Strattec Security Corp.(1)	418	20,787
Visteon Corp.(1)	1,965	170,405
XPEL, Inc.(1)	1,910	63,851
		1,689,780
Automobiles — 0.1%
Winnebago Industries, Inc.	1,711	69,142
Banks — 18.7%
1st Source Corp.	1,542	100,076
ACNB Corp.	1,021	41,830
Amalgamated Financial Corp.	1,923	62,401
Amerant Bancorp, Inc.	3,907	89,705
Arrow Financial Corp.	1,515	40,950
Banc of California, Inc.	12,302	182,931
Bancorp, Inc.(1)	4,800	267,936
Bank First Corp.	1,042	109,139
Bank of Hawaii Corp.	3,367	243,165
Bank of Marin Bancorp	1,654	40,325
Bank of NT Butterfield & Son Ltd.	4,982	193,302
45

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Bank7 Corp.	446	$18,384
BankUnited, Inc.	7,050	264,939
Banner Corp.	3,791	261,503
Bar Harbor Bankshares	1,376	44,197
BayCom Corp.	118	3,245
Berkshire Hills Bancorp, Inc.	4,602	131,111
Blue Ridge Bankshares, Inc.(1)	4,407	16,174
Bridgewater Bancshares, Inc.(1)	2,209	32,030
Brookline Bancorp, Inc.	9,896	116,773
Burke & Herbert Financial Services Corp.	1,315	82,003
Business First Bancshares, Inc.	3,092	82,031
Byline Bancorp, Inc.	2,697	76,972
C&F Financial Corp.	334	26,620
California BanCorp(1)	2,476	39,591
Camden National Corp.	1,654	72,743
Capital Bancorp, Inc.	1,125	34,324
Capital City Bank Group, Inc.	1,302	48,304
Carter Bankshares, Inc.(1)	2,227	38,616
Central Pacific Financial Corp.	2,871	83,374
ChoiceOne Financial Services, Inc.(2)	893	28,388
Citizens & Northern Corp.	1,456	31,086
Citizens Financial Services, Inc.	423	25,579
City Holding Co.	1,522	181,103
Civista Bancshares, Inc.	1,592	32,811
CNB Financial Corp.	2,169	54,117
Coastal Financial Corp.(1)	1,539	151,945
Colony Bankcorp, Inc.	1,728	29,151
Columbia Financial, Inc.(1)	2,740	43,484
Community Trust Bancorp, Inc.	1,683	91,875
Community West Bancshares	1,668	32,176
ConnectOne Bancorp, Inc.	3,880	99,056
CrossFirst Bankshares, Inc.(1)	3,470	55,485
Customers Bancorp, Inc.(1)	3,092	166,968
CVB Financial Corp.	12,095	243,956
Dime Community Bancshares, Inc.	4,942	153,202
Eagle Bancorp, Inc.	3,193	74,269
Enterprise Bancorp, Inc.	1,178	50,831
Enterprise Financial Services Corp.	3,831	226,335
Equity Bancshares, Inc., Class A	1,661	71,323
Esquire Financial Holdings, Inc.	811	62,544
Evans Bancorp, Inc.(2)	624	27,088
Farmers National Banc Corp.	3,566	51,671
FB Financial Corp.	3,763	190,107
Financial Institutions, Inc.	1,983	55,564
First Bancorp, Inc.	690	18,119
First Bancorp/Southern Pines NC	4,206	176,484
First Bancshares, Inc.	3,170	113,074
First Busey Corp.	4,918	117,983
First Business Financial Services, Inc.	792	42,087
First Commonwealth Financial Corp.	10,749	176,714
First Community Bankshares, Inc.	1,543	64,713
First Community Corp.	732	18,249
First Financial Bancorp	9,690	265,603
First Financial Corp.	1,074	55,537
46

Avantis U.S. Small Cap Equity Fund
	Shares	Value
First Financial Northwest, Inc.	257	$5,474
First Foundation, Inc.	8,322	42,359
First Internet Bancorp	809	24,003
First Merchants Corp.	6,071	265,910
First Mid Bancshares, Inc.	2,152	81,991
First of Long Island Corp.	2,155	28,381
First United Corp.	670	23,979
Five Star Bancorp	1,493	45,477
Flushing Financial Corp.	3,248	46,544
FS Bancorp, Inc.	102	4,020
German American Bancorp, Inc.	3,615	144,311
Great Southern Bancorp, Inc.	969	57,181
Greene County Bancorp, Inc.	22	570
Guaranty Bancshares, Inc.	951	38,468
Hanmi Financial Corp.	3,391	81,418
HarborOne Bancorp, Inc.	3,866	44,807
HBT Financial, Inc.	1,276	31,900
Heritage Commerce Corp.	5,938	63,002
Heritage Financial Corp.	3,516	88,849
Hilltop Holdings, Inc.	4,594	146,962
Hingham Institution For Savings	165	42,852
Home Bancorp, Inc.	731	34,357
HomeTrust Bancshares, Inc.	1,494	54,860
Hope Bancorp, Inc.	12,573	137,297
Horizon Bancorp, Inc.	4,534	77,259
Independent Bank Corp.	3,729	255,660
Independent Bank Corp. (Michigan)	2,172	73,805
Kearny Financial Corp.	5,689	39,766
Lakeland Financial Corp.	2,155	143,114
Live Oak Bancshares, Inc.	3,539	112,576
Mercantile Bank Corp.	1,668	80,414
Meridian Corp.	1,122	17,155
Metrocity Bankshares, Inc.	1,968	59,591
Metropolitan Bank Holding Corp.(1)	1,265	76,444
Mid Penn Bancorp, Inc.	1,711	48,592
Midland States Bancorp, Inc.	2,184	42,326
MidWestOne Financial Group, Inc.	1,566	47,685
MVB Financial Corp.	898	16,604
National Bank Holdings Corp., Class A	4,040	169,155
NBT Bancorp, Inc.	4,873	232,686
Nicolet Bankshares, Inc.	1,359	162,903
Northeast Bank	819	82,244
Northfield Bancorp, Inc.	3,767	44,375
Northrim BanCorp, Inc.	621	51,108
Northwest Bancshares, Inc.	13,589	171,493
OceanFirst Financial Corp.	6,104	109,933
OFG Bancorp	4,861	206,544
Old Second Bancorp, Inc.	4,555	83,539
Orange County Bancorp, Inc.	200	5,110
Origin Bancorp, Inc.	3,117	120,690
Orrstown Financial Services, Inc.	1,822	61,037
Pacific Premier Bancorp, Inc.	9,704	231,829
Park National Corp.	1,520	252,989
Pathward Financial, Inc.	2,103	163,004
47

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Peapack-Gladstone Financial Corp.	1,587	$51,355
Peoples Bancorp, Inc.	3,497	111,904
Peoples Financial Services Corp.	903	44,093
Ponce Financial Group, Inc.(1)	805	10,562
Preferred Bank	1,340	118,925
Premier Financial Corp.	3,816	107,001
Primis Financial Corp.	2,396	25,182
Provident Financial Services, Inc.	13,511	246,576
QCR Holdings, Inc.	1,769	133,259
RBB Bancorp	1,432	25,361
Renasant Corp.	5,380	194,756
Republic Bancorp, Inc., Class A	913	61,929
S&T Bancorp, Inc.	3,978	159,995
Sandy Spring Bancorp, Inc.	4,855	155,214
Seacoast Banking Corp. of Florida	8,837	249,910
Shore Bancshares, Inc.	3,362	50,884
Sierra Bancorp	1,308	40,182
Simmons First National Corp., Class A	10,617	233,255
SmartFinancial, Inc.	1,646	57,149
South Plains Financial, Inc.	1,181	41,618
Southern Missouri Bancorp, Inc.	957	55,793
Southside Bancshares, Inc.	3,112	95,694
Stellar Bancorp, Inc.	4,926	143,297
Stock Yards Bancorp, Inc.	3,313	241,385
Texas Capital Bancshares, Inc.(1)	144	11,399
Third Coast Bancshares, Inc.(1)	1,294	46,351
Tompkins Financial Corp.	1,365	94,035
Towne Bank	7,150	263,692
TriCo Bancshares	2,907	127,094
Triumph Financial, Inc.(1)	777	53,496
TrustCo Bank Corp.	1,944	64,171
Trustmark Corp.	5,857	214,308
UMB Financial Corp.	873	96,318
Unity Bancorp, Inc.	862	40,936
Univest Financial Corp.	3,051	93,239
Veritex Holdings, Inc.	5,687	149,796
WaFd, Inc.	8,130	240,567
Washington Trust Bancorp, Inc.	1,898	60,964
WesBanco, Inc.	6,899	241,948
Westamerica BanCorp	2,723	141,923
WSFS Financial Corp.	2,222	120,632
		15,614,121
Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	896	218,418
MGP Ingredients, Inc.	566	18,531
Vita Coco Co., Inc.(1)	4,536	147,148
Zevia PBC, Class A(1)	3,545	8,649
		392,746
Biotechnology — 3.6%
2seventy bio, Inc.(1)(2)	1,346	3,553
4D Molecular Therapeutics, Inc.(1)	249	1,128
89bio, Inc.(1)	9,548	88,128
Absci Corp.(1)(2)	2,777	10,692
ACADIA Pharmaceuticals, Inc.(1)	10,884	213,326
48

Avantis U.S. Small Cap Equity Fund
	Shares	Value
ACELYRIN, Inc.(1)	1,287	$3,449
Acrivon Therapeutics, Inc.(1)(2)	713	3,786
Adverum Biotechnologies, Inc.(1)	103	485
Agios Pharmaceuticals, Inc.(1)	2,215	78,721
Aligos Therapeutics, Inc.(1)	332	5,601
Anika Therapeutics, Inc.(1)	541	9,441
Annexon, Inc.(1)	7,714	20,365
Arcturus Therapeutics Holdings, Inc.(1)	2,285	38,365
Arcus Biosciences, Inc.(1)	6,675	72,691
Astria Therapeutics, Inc.(1)	1,853	11,933
Aura Biosciences, Inc.(1)	1,096	8,209
Aurinia Pharmaceuticals, Inc.(1)	11,332	90,089
Beam Therapeutics, Inc.(1)	7,201	189,674
Black Diamond Therapeutics, Inc.(1)	1,544	3,103
C4 Therapeutics, Inc.(1)(2)	1,225	3,320
Cargo Therapeutics, Inc.(1)(2)	3,540	13,310
Catalyst Pharmaceuticals, Inc.(1)	10,597	242,565
Celldex Therapeutics, Inc.(1)	1,551	31,904
Chimerix, Inc.(1)	9,872	51,828
Cidara Therapeutics, Inc.(1)(2)	1,088	27,091
Climb Bio, Inc.(1)	28	41
Compass Therapeutics, Inc.(1)	9,496	27,538
Corvus Pharmaceuticals, Inc.(1)(2)	7,120	28,765
Cullinan Therapeutics, Inc.(1)	1,728	14,671
Denali Therapeutics, Inc.(1)	6,986	115,688
Design Therapeutics, Inc.(1)	2,109	10,250
Dianthus Therapeutics, Inc.(1)(2)	1,753	37,865
Disc Medicine, Inc.(1)	591	33,202
Dynavax Technologies Corp.(1)	12,649	174,430
Emergent BioSolutions, Inc.(1)(2)	6,365	47,610
Enanta Pharmaceuticals, Inc.(1)	354	2,754
Entrada Therapeutics, Inc.(1)	3,003	35,856
Erasca, Inc.(1)	9,198	12,601
Genelux Corp.(1)	2,400	10,032
Gyre Therapeutics, Inc.(1)	2,142	24,847
Ideaya Biosciences, Inc.(1)	967	19,891
Inovio Pharmaceuticals, Inc.(1)	93	184
Instil Bio, Inc.(1)	404	8,120
Intellia Therapeutics, Inc.(1)	2,478	25,003
iTeos Therapeutics, Inc.(1)	1,232	8,944
Jasper Therapeutics, Inc.(1)(2)	47	279
Kodiak Sciences, Inc.(1)	3,752	15,421
Korro Bio, Inc.(1)	744	18,652
Larimar Therapeutics, Inc.(1)	1,554	4,709
LENZ Therapeutics, Inc.	803	17,530
MacroGenics, Inc.(1)	4,982	12,256
MiMedx Group, Inc.(1)	13,298	111,770
Mineralys Therapeutics, Inc.(1)	923	8,436
Monte Rosa Therapeutics, Inc.(1)(2)	6,087	33,479
Nkarta, Inc.(1)(2)	404	707
Organogenesis Holdings, Inc.(1)	8,063	50,071
ORIC Pharmaceuticals, Inc.(1)	5,283	42,423
Praxis Precision Medicines, Inc.(1)	662	25,553
Protagonist Therapeutics, Inc.(1)	6,343	238,433
49

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Protara Therapeutics, Inc.(1)(2)	3,240	$12,118
Prothena Corp. PLC(1)	1,317	20,822
Puma Biotechnology, Inc.(1)	3,995	14,302
Pyxis Oncology, Inc.(1)	525	625
REGENXBIO, Inc.(1)	381	2,503
Relay Therapeutics, Inc.(1)	5,914	20,167
Replimune Group, Inc.(1)	6,358	80,619
Rezolute, Inc.(1)	2,164	9,587
Sage Therapeutics, Inc.(1)	5,296	38,661
Sagimet Biosciences, Inc., Class A(1)	3,012	11,190
Solid Biosciences, Inc.(1)	423	2,365
Sutro Biopharma, Inc.(1)	2,956	4,700
Tectonic Therapeutic, Inc.(1)(2)	1,220	30,842
Tourmaline Bio, Inc.(1)	2,600	34,034
Tyra Biosciences, Inc.(1)(2)	731	8,560
Vanda Pharmaceuticals, Inc.(1)	4,327	20,597
Verve Therapeutics, Inc.(1)	6,925	43,835
Vir Biotechnology, Inc.(1)	12,219	102,517
Voyager Therapeutics, Inc.(1)	2,141	8,735
Xencor, Inc.(1)	7,453	114,478
Zentalis Pharmaceuticals, Inc.(1)	4,747	9,826
		3,031,851
Broadline Retail — 0.1%
1stdibs.com, Inc.(1)	113	416
ContextLogic, Inc., Class A(1)	2,618	21,441
Groupon, Inc.(1)(2)	2,361	26,254
Kohl's Corp.(2)	3,746	42,742
Savers Value Village, Inc.(1)(2)	2,745	20,533
		111,386
Building Products — 1.4%
American Woodmark Corp.(1)	873	54,196
Apogee Enterprises, Inc.	1,994	95,592
AZZ, Inc.	2,472	237,584
Gibraltar Industries, Inc.(1)	3,117	204,818
Insteel Industries, Inc.	1,730	48,682
Janus International Group, Inc.(1)	2,615	21,155
JELD-WEN Holding, Inc.(1)	1,023	5,627
Masterbrand, Inc.(1)	12,710	177,813
Quanex Building Products Corp.	2,432	46,913
Resideo Technologies, Inc.(1)	13,205	253,668
		1,146,048
Capital Markets — 0.8%
Diamond Hill Investment Group, Inc.	266	38,873
Donnelley Financial Solutions, Inc.(1)	2,764	137,012
Federated Hermes, Inc.	259	10,036
Open Lending Corp., Class A(1)	9,140	44,603
Oppenheimer Holdings, Inc., Class A	1,116	73,656
StoneX Group, Inc.(1)	1,043	125,859
Virtus Investment Partners, Inc.	569	106,841
WisdomTree, Inc.	13,782	125,692
		662,572
Chemicals — 3.0%
AdvanSix, Inc.	2,607	72,787
American Vanguard Corp.	2,260	11,616
50

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Arq, Inc.(1)	3,275	$17,095
Ashland, Inc.	2,190	133,196
Aspen Aerogels, Inc.(1)	1,026	7,808
Chemours Co.	15,624	233,579
Core Molding Technologies, Inc.(1)	751	10,311
Ecovyst, Inc.(1)	11,012	74,771
Flotek Industries, Inc.(1)	3,134	25,103
Ginkgo Bioworks Holdings, Inc.(1)(2)	3,726	30,702
Hawkins, Inc.	2,018	211,870
Huntsman Corp.	8,544	144,650
Ingevity Corp.(1)	4,083	194,596
Innospec, Inc.	2,623	271,244
Intrepid Potash, Inc.(1)	1,306	34,074
Koppers Holdings, Inc.	1,426	41,511
Kronos Worldwide, Inc.	1,629	14,254
LSB Industries, Inc.(1)	5,241	38,417
Mativ Holdings, Inc.	2,112	14,277
Minerals Technologies, Inc.	3,362	231,104
Northern Technologies International Corp.	28	318
Orion SA	4,868	68,055
PureCycle Technologies, Inc.(1)(2)	4,164	42,889
Quaker Chemical Corp.	826	114,831
Rayonier Advanced Materials, Inc.(1)	6,698	51,575
Sensient Technologies Corp.	4,300	298,420
Stepan Co.	1,515	93,566
Tronox Holdings PLC, Class A	2,553	19,811
Valhi, Inc.	85	1,457
		2,503,887
Commercial Services and Supplies — 1.7%
ACCO Brands Corp.	9,125	42,614
Acme United Corp.	9	352
BrightView Holdings, Inc.(1)	6,011	80,668
CECO Environmental Corp.(1)	2,829	70,385
Civeo Corp.	1,156	24,854
Deluxe Corp.	4,547	74,844
Driven Brands Holdings, Inc.(1)(2)	5,895	103,339
Ennis, Inc.	2,555	54,166
Healthcare Services Group, Inc.(1)	7,629	80,104
HNI Corp.	4,662	217,202
Interface, Inc.	6,834	138,252
Liquidity Services, Inc.(1)	2,809	94,045
Matthews International Corp., Class A	3,252	81,040
MillerKnoll, Inc.	3,260	70,090
Pursuit Attractions & Hospitality, Inc.(1)	1,534	60,900
Quad/Graphics, Inc.	3,028	19,016
Steelcase, Inc., Class A	7,207	87,637
Vestis Corp.	10,576	125,326
Virco Mfg. Corp.	583	5,993
		1,430,827
Communications Equipment — 1.4%
ADTRAN Holdings, Inc.(1)	8,722	92,191
Aviat Networks, Inc.(1)	235	4,919
BK Technologies Corp.(1)	373	11,376
Calix, Inc.(1)	5,941	219,936
51

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Clearfield, Inc.(1)	1,221	$39,573
Digi International, Inc.(1)	3,690	112,693
Infinera Corp.(1)(2)	20,051	133,139
Lantronix, Inc.(1)	3,140	8,038
NETGEAR, Inc.(1)	3,378	88,841
NetScout Systems, Inc.(1)	6,074	136,604
Ribbon Communications, Inc.(1)	8,714	41,130
Viasat, Inc.(1)	4,435	38,762
Viavi Solutions, Inc.(1)	24,537	274,324
		1,201,526
Construction and Engineering — 1.3%
Ameresco, Inc., Class A(1)	3,185	37,583
Argan, Inc.	1,362	177,564
Centuri Holdings, Inc.(1)(2)	2,074	35,984
Concrete Pumping Holdings, Inc.	2,795	18,279
Everus Construction Group, Inc.(1)	5,396	224,474
Great Lakes Dredge & Dock Corp.(1)	7,763	65,908
Limbach Holdings, Inc.(1)	978	81,174
Matrix Service Co.(1)	3,052	38,089
MYR Group, Inc.(1)	1,331	163,340
Northwest Pipe Co.(1)	1,021	44,996
Orion Group Holdings, Inc.(1)	3,733	26,579
Tutor Perini Corp.(1)	4,737	139,220
		1,053,190
Construction Materials — 0.1%
Smith-Midland Corp.(1)(2)	8	273
U.S. Lime & Minerals, Inc.	1,265	118,720
		118,993
Consumer Finance — 1.7%
Atlanticus Holdings Corp.(1)	650	35,705
Bread Financial Holdings, Inc.	4,371	236,034
Dave, Inc.(1)	298	29,997
Encore Capital Group, Inc.(1)	2,369	89,347
Enova International, Inc.(1)	2,226	230,035
EZCORP, Inc., Class A(1)	4,998	68,772
Green Dot Corp., Class A(1)	5,053	38,655
LendingClub Corp.(1)	10,793	138,042
LendingTree, Inc.(1)	627	25,325
Moneylion, Inc.(1)	905	78,844
Navient Corp.	6,849	98,009
NerdWallet, Inc., Class A(1)	4,149	42,320
Oportun Financial Corp.(1)	2,565	18,109
OppFi, Inc.	2,501	24,660
PRA Group, Inc.(1)	4,138	86,608
PROG Holdings, Inc.	3,971	112,657
Regional Management Corp.	766	25,699
World Acceptance Corp.(1)	315	42,475
		1,421,293
Consumer Staples Distribution & Retail — 1.6%
Andersons, Inc.	2,994	128,083
Chefs' Warehouse, Inc.(1)	4,205	263,149
Grocery Outlet Holding Corp.(1)	5,342	63,410
Ingles Markets, Inc., Class A	1,572	96,584
Natural Grocers by Vitamin Cottage, Inc.	1,554	69,060
52

Avantis U.S. Small Cap Equity Fund
	Shares	Value
PriceSmart, Inc.	2,727	$243,766
SpartanNash Co.	3,518	71,028
United Natural Foods, Inc.(1)	7,716	245,292
Village Super Market, Inc., Class A	984	30,996
Weis Markets, Inc.	1,788	132,276
		1,343,644
Containers and Packaging — 0.5%
Greif, Inc., Class A	2,520	144,295
Greif, Inc., Class B	266	16,122
Myers Industries, Inc.	2,067	22,654
O-I Glass, Inc.(1)	13,259	152,081
Pactiv Evergreen, Inc.	588	10,502
TriMas Corp.	3,716	76,141
		421,795
Distributors — 0.0%
A-Mark Precious Metals, Inc.	1,031	28,023
Diversified Consumer Services — 1.6%
American Public Education, Inc.(1)	1,733	36,670
Carriage Services, Inc.	1,449	58,119
Coursera, Inc.(1)	11,332	89,750
European Wax Center, Inc., Class A(1)	3,069	19,949
Laureate Education, Inc., Class A(1)	12,314	245,541
Lincoln Educational Services Corp.(1)	2,977	54,628
Mister Car Wash, Inc.(1)	9,623	81,699
OneSpaWorld Holdings Ltd.	10,497	200,283
Perdoceo Education Corp.	7,120	182,272
Strategic Education, Inc.	2,312	186,185
Universal Technical Institute, Inc.(1)	5,935	167,605
		1,322,701
Diversified Telecommunication Services — 0.2%
ATN International, Inc.	219	3,784
IDT Corp., Class B	2,353	114,262
Liberty Latin America Ltd., Class A(1)	1,271	8,605
Liberty Latin America Ltd., Class C(1)	5,257	35,274
Shenandoah Telecommunications Co.	3,006	32,495
		194,420
Electric Utilities — 0.1%
Genie Energy Ltd., Class B	802	11,468
Hawaiian Electric Industries, Inc.(1)	6,103	66,828
		78,296
Electrical Equipment — 1.2%
Allient, Inc.	1,517	37,743
Array Technologies, Inc.(1)	15,669	82,732
Atkore, Inc.	2,994	184,131
Fluence Energy, Inc.(1)(2)	6,380	36,494
Freyr Battery, Inc.(1)(2)	14,052	21,500
FuelCell Energy, Inc.(1)(2)	986	5,689
Hyliion Holdings Corp.(1)	13,008	21,983
LSI Industries, Inc.	3,149	58,225
Plug Power, Inc.(1)(2)	104,891	168,874
Powell Industries, Inc.	925	156,982
Preformed Line Products Co.	399	51,982
Shoals Technologies Group, Inc., Class A(1)	17,532	53,122
Sunrun, Inc.(1)	8,641	62,647
53

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Thermon Group Holdings, Inc.(1)	3,392	$100,064
Ultralife Corp.(1)	37	232
		1,042,400
Electronic Equipment, Instruments and Components — 2.6%
908 Devices, Inc.(1)(2)	76	170
Aeva Technologies, Inc.(1)(2)	2,226	7,969
Bel Fuse, Inc., Class A	174	14,183
Bel Fuse, Inc., Class B	1,102	92,469
Benchmark Electronics, Inc.	3,735	149,251
Climb Global Solutions, Inc.	479	58,721
CTS Corp.	3,034	135,498
Daktronics, Inc.(1)	3,972	60,613
ePlus, Inc.(1)	2,070	133,267
Evolv Technologies Holdings, Inc.(1)(2)	11,806	41,793
FARO Technologies, Inc.(1)	2,270	72,549
Frequency Electronics, Inc.	778	12,253
IPG Photonics Corp.(1)	2,638	153,505
Kimball Electronics, Inc.(1)	2,611	47,050
Knowles Corp.(1)	7,482	124,126
Methode Electronics, Inc.	3,993	43,524
M-Tron Industries, Inc.(1)	298	11,789
Napco Security Technologies, Inc.	1,248	30,651
nLight, Inc.(1)	4,463	40,926
OSI Systems, Inc.(1)	477	98,362
Ouster, Inc.(1)	4,768	39,336
PC Connection, Inc.	1,252	79,878
Richardson Electronics Ltd.	1,285	16,962
Rogers Corp.(1)	1,897	151,646
ScanSource, Inc.(1)	2,333	85,411
TTM Technologies, Inc.(1)	11,702	282,135
Vishay Intertechnology, Inc.	8,127	139,297
Vishay Precision Group, Inc.(1)	672	15,819
Vuzix Corp.(1)(2)	7,297	21,599
		2,160,752
Energy Equipment and Services — 2.8%
Aris Water Solutions, Inc., Class A	3,167	99,634
Atlas Energy Solutions, Inc.(2)	8,333	161,493
Bristow Group, Inc.(1)	2,615	96,860
Core Laboratories, Inc.	4,730	69,200
DMC Global, Inc.(1)	266	2,256
Energy Services of America Corp.	1,327	14,159
Expro Group Holdings NV(1)	3,994	47,489
Forum Energy Technologies, Inc.(1)	1,135	21,179
Geospace Technologies Corp.(1)	16	129
Helix Energy Solutions Group, Inc.(1)	10,457	90,139
Helmerich & Payne, Inc.	9,704	257,253
Innovex International, Inc.(1)	3,872	70,896
KLX Energy Services Holdings, Inc.(1)(2)	981	4,581
Kodiak Gas Services, Inc.	1,308	56,244
Liberty Energy, Inc., Class A	17,508	302,363
Nabors Industries Ltd.(1)	414	16,639
Natural Gas Services Group, Inc.(1)	1,376	35,377
NPK International, Inc.(1)	8,159	49,770
Oceaneering International, Inc.(1)	8,649	191,056
54

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Oil States International, Inc.(1)	6,004	$32,662
Patterson-UTI Energy, Inc.	6,510	54,098
ProFrac Holding Corp., Class A(1)(2)	1,579	11,353
ProPetro Holding Corp.(1)	10,221	86,265
Ranger Energy Services, Inc.	1,811	30,262
RPC, Inc.	9,896	55,220
SEACOR Marine Holdings, Inc.(1)	430	2,490
Seadrill Ltd.(1)	5,627	143,320
Select Water Solutions, Inc., Class A	11,525	139,798
Solaris Energy Infrastructure, Inc., Class A	4,222	144,181
TETRA Technologies, Inc.(1)	14,881	56,399
Tidewater, Inc.(1)	605	27,600
		2,370,365
Entertainment — 0.6%
Cinemark Holdings, Inc.(1)	367	9,399
IMAX Corp.(1)	4,226	108,186
Lions Gate Entertainment Corp., Class A(1)(2)	6,292	62,731
Lions Gate Entertainment Corp., Class B(1)	13,768	121,296
Marcus Corp.	2,681	49,170
Skillz, Inc.(1)(2)	213	1,252
Sphere Entertainment Co.(1)	2,629	114,703
		466,737
Financial Services — 2.2%
Acacia Research Corp.(1)	1,380	5,796
Alerus Financial Corp.	2,289	46,627
AvidXchange Holdings, Inc.(1)	11,536	87,674
Cannae Holdings, Inc.	6,068	121,603
Cass Information Systems, Inc.	1,371	59,926
EVERTEC, Inc.	6,451	240,880
Federal Agricultural Mortgage Corp., Class C	909	190,045
Finance of America Cos., Inc., Class A(1)(2)	871	19,711
Flywire Corp.(1)	12,148	138,487
International Money Express, Inc.(1)	2,887	44,229
loanDepot, Inc., Class A(1)	2,452	4,021
Marqeta, Inc., Class A(1)	13,574	56,739
Merchants Bancorp	3,509	142,887
NCR Atleos Corp.(1)	6,113	173,854
NewtekOne, Inc.	2,163	28,097
NMI Holdings, Inc., Class A(1)	8,061	293,743
Onity Group, Inc.(1)	635	20,523
Payoneer Global, Inc.(1)	886	7,575
Paysafe Ltd.(1)	2,529	50,074
Priority Technology Holdings, Inc.(1)	3,028	32,491
Repay Holdings Corp.(1)	6,094	43,938
Velocity Financial, Inc.(1)	898	16,918
Waterstone Financial, Inc.	1,419	19,965
		1,845,803
Food Products — 1.2%
Alico, Inc.	522	15,331
B&G Foods, Inc.	6,070	40,548
BRC, Inc., Class A(1)(2)	1,734	4,474
Calavo Growers, Inc.	1,709	39,170
Fresh Del Monte Produce, Inc.	3,990	121,655
Hain Celestial Group, Inc.(1)	5,989	21,441
55

Avantis U.S. Small Cap Equity Fund
	Shares	Value
J&J Snack Foods Corp.	1,067	$140,246
John B Sanfilippo & Son, Inc.	947	66,924
Lifeway Foods, Inc.(1)	525	11,104
Limoneira Co.	1,665	36,697
Mama's Creations, Inc.(1)	3,033	18,547
Mission Produce, Inc.(1)	4,962	61,281
Seaboard Corp.	16	44,834
Seneca Foods Corp., Class A(1)	538	43,685
Tootsie Roll Industries, Inc.	1,907	59,098
Vital Farms, Inc.(1)	3,763	124,593
WK Kellogg Co.(2)	6,592	130,653
		980,281
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	843	107,002
Northwest Natural Holding Co.	3,502	143,162
Star Group LP	45	586
		250,750
Ground Transportation — 0.8%
ArcBest Corp.	2,433	191,648
Armlogi Holding Corp.(1)	998	2,295
Covenant Logistics Group, Inc.	1,609	40,499
Heartland Express, Inc.	4,804	49,577
Hertz Global Holdings, Inc.(1)(2)	11,458	47,780
Marten Transport Ltd.	5,390	79,341
Universal Logistics Holdings, Inc.	646	17,571
Werner Enterprises, Inc.	6,363	207,179
		635,890
Health Care Equipment and Supplies — 2.5%
AngioDynamics, Inc.(1)	4,841	44,973
Artivion, Inc.(1)	4,037	102,580
Avanos Medical, Inc.(1)	1,865	28,068
Bioventus, Inc., Class A(1)	3,654	37,052
Butterfly Network, Inc.(1)	19,529	70,695
CONMED Corp.	3,093	183,013
Electromed, Inc.(1)	681	18,414
Enovis Corp.(1)	5,800	224,170
Inogen, Inc.(1)	2,116	17,626
Integra LifeSciences Holdings Corp.(1)	7,743	179,715
iRadimed Corp.	921	49,651
Kewaunee Scientific Corp.(1)	245	13,318
LENSAR, Inc.(1)	1,069	13,897
LivaNova PLC(1)	4,562	189,916
Neogen Corp.(1)	6,900	69,345
Nevro Corp.(1)	3,498	20,009
Omnicell, Inc.(1)	4,617	175,723
OraSure Technologies, Inc.(1)	6,784	23,608
Orthofix Medical, Inc.(1)	3,495	60,743
OrthoPediatrics Corp.(1)	1,466	34,041
Pro-Dex, Inc.(1)(2)	109	3,785
Pulmonx Corp.(1)	35	302
QuidelOrtho Corp.(1)	6,813	272,452
Sensus Healthcare, Inc.(1)(2)	1,242	5,937
SI-BONE, Inc.(1)	3,970	71,936
Sight Sciences, Inc.(1)	94	249
56

Avantis U.S. Small Cap Equity Fund
	Shares	Value
STAAR Surgical Co.(1)	503	$8,803
Tactile Systems Technology, Inc.(1)	2,597	37,111
Treace Medical Concepts, Inc.(1)	62	554
UFP Technologies, Inc.(1)	313	71,236
Utah Medical Products, Inc.	333	19,850
Varex Imaging Corp.(1)	4,433	57,008
Zimvie, Inc.(1)	1,323	17,556
Zynex, Inc.(1)(2)	182	1,312
		2,124,648
Health Care Providers and Services — 2.6%
Accolade, Inc.(1)	8,729	60,841
AdaptHealth Corp.(1)	10,154	115,553
Addus HomeCare Corp.(1)	1,807	173,056
AirSculpt Technologies, Inc.(1)(2)	1,274	5,778
AMN Healthcare Services, Inc.(1)	994	25,168
Astrana Health, Inc.(1)	1,313	33,324
BrightSpring Health Services, Inc.(1)	2,219	42,782
Brookdale Senior Living, Inc.(1)	7,373	42,026
Castle Biosciences, Inc.(1)	2,626	56,932
Clover Health Investments Corp.(1)	44,171	175,359
Concentra Group Holdings Parent, Inc.	9,992	225,619
Cross Country Healthcare, Inc.(1)	765	13,127
DocGo, Inc.(1)	10,449	32,288
Fulgent Genetics, Inc.(1)(2)	1,149	17,752
InfuSystem Holdings, Inc.(1)	1,670	13,327
Joint Corp.(1)	41	465
National HealthCare Corp.	804	74,909
National Research Corp.	883	12,883
Nutex Health, Inc.(1)	369	20,258
Owens & Minor, Inc.(1)	6,991	66,974
Patterson Cos., Inc.	2,437	75,888
Pediatrix Medical Group, Inc.(1)	9,629	142,220
Pennant Group, Inc.(1)	2,781	63,323
Premier, Inc., Class A(2)	9,541	173,455
Progyny, Inc.(1)	7,316	164,830
Select Medical Holdings Corp.	11,313	205,784
Talkspace, Inc.(1)	4,173	11,935
U.S. Physical Therapy, Inc.	1,262	102,247
		2,148,103
Health Care Technology — 0.5%
American Well Corp., Class A(1)	1,413	14,074
Claritev Corp.(1)(2)	1,022	21,452
GoodRx Holdings, Inc., Class A(1)	937	4,666
Health Catalyst, Inc.(1)	5,627	26,278
HealthStream, Inc.	2,339	78,988
iCAD, Inc.(1)	2,879	6,938
Schrodinger, Inc.(1)	4,918	109,721
Teladoc Health, Inc.(1)	19,482	186,248
		448,365
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	6,379	68,702
Biglari Holdings, Inc., Class A(1)	6	7,104
Biglari Holdings, Inc., Class B(1)	75	18,384
BJ's Restaurants, Inc.(1)	2,508	95,630
57

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Bloomin' Brands, Inc.	2,145	$20,120
Cheesecake Factory, Inc.(2)	5,686	307,215
Cracker Barrel Old Country Store, Inc.	2,748	124,457
Dave & Buster's Entertainment, Inc.(1)	2,523	52,706
El Pollo Loco Holdings, Inc.(1)	2,325	26,214
Everi Holdings, Inc.(1)	57	785
First Watch Restaurant Group, Inc.(1)	4,267	90,972
Full House Resorts, Inc.(1)	3,479	16,734
Golden Entertainment, Inc.	2,067	64,263
Monarch Casino & Resort, Inc.	1,346	123,267
Playa Hotels & Resorts NV(1)	9,315	124,355
Portillo's, Inc., Class A(1)(2)	5,787	80,844
Potbelly Corp.(1)	3,300	42,075
RCI Hospitality Holdings, Inc.	915	45,540
Rush Street Interactive, Inc.(1)	3,137	36,577
Super Group SGHC Ltd.	5,749	43,175
Target Hospitality Corp.(1)	3,133	17,576
Wendy's Co.	14,760	228,780
		1,635,475
Household Durables — 1.7%
Beazer Homes USA, Inc.(1)	3,065	68,350
Century Communities, Inc.	1,191	82,691
Cricut, Inc., Class A	5,030	27,162
Ethan Allen Interiors, Inc.	2,527	72,019
Flexsteel Industries, Inc.	423	19,031
Green Brick Partners, Inc.(1)	1,769	105,662
Hamilton Beach Brands Holding Co., Class A	575	11,207
Helen of Troy Ltd.(1)	2,561	140,932
Hooker Furnishings Corp.	966	12,626
Hovnanian Enterprises, Inc., Class A(1)	198	20,139
Landsea Homes Corp.(1)	922	6,565
La-Z-Boy, Inc.	3,552	160,692
Legacy Housing Corp.(1)	952	23,505
Leggett & Platt, Inc.	8,332	76,404
LGI Homes, Inc.(1)	1,374	100,893
Lifetime Brands, Inc.	51	254
Lovesac Co.(1)	1,540	32,263
Newell Brands, Inc.	49,576	318,278
Sonos, Inc.(1)	10,475	138,479
Traeger, Inc.(1)	2,640	6,125
Universal Electronics, Inc.(1)	491	3,825
VOXX International Corp.(1)	228	1,699
		1,428,801
Household Products — 0.8%
Central Garden & Pet Co.(1)	696	24,562
Central Garden & Pet Co., Class A(1)	5,492	172,888
Energizer Holdings, Inc.	7,858	241,476
Oil-Dri Corp. of America	1,160	51,168
Spectrum Brands Holdings, Inc.	2,393	185,314
		675,408
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc.(1)	9,996	49,280
Montauk Renewables, Inc.(1)	2,452	8,410
Sunnova Energy International, Inc.(1)	5,896	9,787
58

Avantis U.S. Small Cap Equity Fund
	Shares	Value
XPLR Infrastructure LP	4,237	$38,303
		105,780
Insurance — 3.7%
Ambac Financial Group, Inc.(1)	4,664	45,288
American Coastal Insurance Corp., Class C	2,396	29,087
AMERISAFE, Inc.	1,968	101,273
Donegal Group, Inc., Class A	1,485	25,973
eHealth, Inc.(1)	3,328	29,320
Employers Holdings, Inc.	2,593	134,317
Fidelis Insurance Holdings Ltd.	6,678	98,233
Genworth Financial, Inc., Class A(1)	45,242	314,432
GoHealth, Inc., Class A(1)	200	2,898
Goosehead Insurance, Inc., Class A	55	6,777
Greenlight Capital Re Ltd., A Shares(1)	2,521	35,118
HCI Group, Inc.	1,006	132,450
Heritage Insurance Holdings, Inc.(1)	2,384	28,012
Hippo Holdings, Inc.(1)	1,737	49,904
Horace Mann Educators Corp.	4,277	181,045
Investors Title Co.	134	31,798
James River Group Holdings Ltd.	308	1,525
Kingstone Cos., Inc.(1)	1,137	18,260
Lemonade, Inc.(1)(2)	5,454	198,253
Mercury General Corp.	2,611	140,811
Palomar Holdings, Inc.(1)	2,434	313,159
ProAssurance Corp.(1)	5,523	86,380
Root, Inc., Class A(1)	992	134,089
Safety Insurance Group, Inc.	1,538	117,103
Selectquote, Inc.(1)	14,865	67,784
SiriusPoint Ltd.(1)	9,274	142,263
Skyward Specialty Insurance Group, Inc.(1)	3,760	195,595
Stewart Information Services Corp.	2,344	166,893
Tiptree, Inc.	2,226	50,374
Trupanion, Inc.(1)	3,293	113,740
United Fire Group, Inc.	2,116	59,396
Universal Insurance Holdings, Inc.	2,753	61,062
		3,112,612
Interactive Media and Services — 1.1%
Cargurus, Inc.(1)	256	8,241
Cars.com, Inc.(1)	5,300	69,960
EverQuote, Inc., Class A(1)	1,380	37,094
Getty Images Holdings, Inc.(1)	5,545	11,866
Nextdoor Holdings, Inc.(1)	18,084	32,009
Outbrain, Inc.(1)	8,721	43,213
Shutterstock, Inc.	672	14,441
Taboola.com Ltd.(1)	19,523	53,298
Travelzoo(1)	874	14,395
TripAdvisor, Inc.(1)	11,516	170,437
TrueCar, Inc.(1)	2,995	6,978
Webtoon Entertainment, Inc.(1)(2)	4,641	41,955
Yelp, Inc.(1)	5,466	187,538
Ziff Davis, Inc.(1)	4,681	192,202
		883,627
IT Services — 0.4%
Applied Digital Corp.(1)(2)	19,075	152,600
59

Avantis U.S. Small Cap Equity Fund
	Shares	Value
CSP, Inc.	24	$397
Fastly, Inc., Class A(1)	15,010	102,218
Hackett Group, Inc.	2,616	79,474
		334,689
Leisure Products — 0.5%
American Outdoor Brands, Inc.(1)	1,370	21,783
AMMO, Inc.(1)(2)	9,147	14,635
Clarus Corp.	1,628	7,489
Funko, Inc., Class A(1)	3,712	45,732
JAKKS Pacific, Inc.(1)	926	25,076
Johnson Outdoors, Inc., Class A	489	13,154
Latham Group, Inc.(1)	4,022	23,770
Malibu Boats, Inc., Class A(1)	1,986	66,293
MasterCraft Boat Holdings, Inc.(1)	1,708	30,027
Polaris, Inc.	1,584	71,153
Smith & Wesson Brands, Inc.	1,011	10,979
Sturm Ruger & Co., Inc.	1,426	56,270
Topgolf Callaway Brands Corp.(1)	3,260	21,288
		407,649
Life Sciences Tools and Services — 0.5%
Azenta, Inc.(1)	4,176	182,157
CryoPort, Inc.(1)	4,331	24,124
Cytek Biosciences, Inc.(1)	12,847	57,683
Inotiv, Inc.(1)(2)	3,353	10,327
MaxCyte, Inc.(1)	3,301	11,025
Mesa Laboratories, Inc.	509	70,944
OmniAb, Inc.(1)	4,632	16,119
Personalis, Inc.(1)	3,492	14,457
Quanterix Corp.(1)	2,354	17,867
Quantum-Si, Inc.(1)	11,991	16,548
		421,251
Machinery — 4.7%
3D Systems Corp.(1)	14,582	49,433
AirJoule Technologies Corp.(1)	1,682	13,473
Alamo Group, Inc.	1,090	190,728
Albany International Corp., Class A	3,168	242,574
Astec Industries, Inc.	2,448	87,100
Atmus Filtration Technologies, Inc.	289	11,502
Blue Bird Corp.(1)	2,447	85,988
Columbus McKinnon Corp.	2,785	48,542
Douglas Dynamics, Inc.	2,420	65,437
Eastern Co.	3	84
Enerpac Tool Group Corp.	5,631	260,546
Gorman-Rupp Co.	2,129	81,200
Graham Corp.(1)	1,267	42,863
Greenbrier Cos., Inc.	3,858	216,820
Helios Technologies, Inc.	3,416	134,761
Hillenbrand, Inc.	7,255	216,924
Hillman Solutions Corp.(1)	20,168	196,840
Hyster-Yale, Inc.	845	42,943
Kennametal, Inc.	6,747	149,311
L.B. Foster Co., Class A(1)	1,032	28,328
Lindsay Corp.	1,163	153,656
Luxfer Holdings PLC	2,853	34,807
60

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Manitowoc Co., Inc.(1)	3,553	$36,774
Mayville Engineering Co., Inc.(1)	871	13,021
Microvast Holdings, Inc.(1)	22,994	37,480
Miller Industries, Inc.	1,191	68,983
NN, Inc.(1)	4,139	12,624
Omega Flex, Inc.	263	9,365
Park-Ohio Holdings Corp.	342	8,276
Proto Labs, Inc.(1)	2,720	108,474
REV Group, Inc.	5,406	164,883
Richtech Robotics, Inc., Class B(1)	8,541	16,057
Shyft Group, Inc.	1,482	14,850
Standex International Corp.	993	184,678
Taylor Devices, Inc.(1)	246	8,258
Tennant Co.	2,018	174,678
Terex Corp.	5,693	231,705
Titan International, Inc.(1)	5,067	43,171
Trinity Industries, Inc.	9,420	292,868
Worthington Enterprises, Inc.	3,309	138,945
		3,918,950
Marine Transportation — 0.1%
Costamare, Inc.	3,634	36,994
Genco Shipping & Trading Ltd.	3,180	45,410
Pangaea Logistics Solutions Ltd.	2,782	14,244
Safe Bulkers, Inc.	2,321	8,681
		105,329
Media — 1.3%
Advantage Solutions, Inc.(1)	3,707	9,305
AMC Networks, Inc., Class A(1)	2,823	20,608
Boston Omaha Corp., Class A(1)	1,587	22,599
Cable One, Inc.	480	124,887
Emerald Holding, Inc.(2)	2,670	10,974
EW Scripps Co., Class A(1)	6,573	10,648
Gambling.com Group Ltd.(1)	1,719	24,444
Gannett Co., Inc.(1)	14,023	56,653
Gray Media, Inc.	2,364	8,889
Ibotta, Inc., Class A(1)(2)	1,789	59,735
Integral Ad Science Holding Corp.(1)	9,065	95,364
John Wiley & Sons, Inc., Class A	4,098	163,428
Magnite, Inc.(1)	12,656	199,585
National CineMedia, Inc.(1)	6,351	42,488
PubMatic, Inc., Class A(1)	3,875	41,191
Scholastic Corp.	799	17,490
Sinclair, Inc.	3,896	56,570
Stagwell, Inc.(1)	8,468	54,957
TechTarget, Inc.(1)	75	1,100
Thryv Holdings, Inc.(1)	3,884	66,960
WideOpenWest, Inc.(1)	4,300	21,199
		1,109,074
Metals and Mining — 1.6%
Alpha Metallurgical Resources, Inc.(1)	614	84,437
Caledonia Mining Corp. PLC	647	6,515
Century Aluminum Co.(1)	5,788	109,683
Coeur Mining, Inc.(1)	30,800	158,620
Compass Minerals International, Inc.	4,210	43,952
61

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Dakota Gold Corp.(1)	7,167	$21,716
Idaho Strategic Resources, Inc.(1)(2)	1,189	13,959
Kaiser Aluminum Corp.	1,614	114,207
Materion Corp.	66	6,030
McEwen Mining, Inc.(1)(2)	4,501	30,967
Metallus, Inc.(1)	2,468	35,638
MP Materials Corp.(1)	4,507	108,213
Olympic Steel, Inc.	282	9,368
Piedmont Lithium, Inc.(1)	1,783	12,659
Radius Recycling, Inc., Class A	2,081	28,780
Ramaco Resources, Inc., Class A	1,974	17,648
Ramaco Resources, Inc., Class B	393	3,475
Ryerson Holding Corp.	2,757	69,421
SunCoke Energy, Inc.	8,822	80,016
Tredegar Corp.(1)	3,086	24,040
U.S. Antimony Corp.(1)	9,943	13,721
Warrior Met Coal, Inc.	5,572	268,236
Worthington Steel, Inc.	2,984	79,583
		1,340,884
Multi-Utilities — 0.5%
Avista Corp.	8,422	336,628
Unitil Corp.	1,623	91,050
		427,678
Oil, Gas and Consumable Fuels — 3.4%
Amplify Energy Corp.(1)	3,055	14,817
Ardmore Shipping Corp.	1,672	15,148
Berry Corp.	3,553	14,461
BKV Corp.(1)	1,508	30,446
Centrus Energy Corp., Class A(1)(2)	1,955	177,377
Clean Energy Fuels Corp.(1)	17,942	36,602
Crescent Energy Co., Class A	319	4,026
CVR Energy, Inc.	870	16,025
Delek U.S. Holdings, Inc.	6,079	99,088
DHT Holdings, Inc.	13,411	138,670
Dorian LPG Ltd.	1,591	32,393
Encore Energy Corp.(1)(2)	17,495	44,087
Evolution Petroleum Corp.	3,007	15,155
Excelerate Energy, Inc., Class A	643	19,727
FutureFuel Corp.	2,720	12,294
Gevo, Inc.(1)(2)	28,797	40,604
Gran Tierra Energy, Inc.(1)	3,739	17,199
Granite Ridge Resources, Inc.	6,652	39,047
Green Plains, Inc.(1)	1,539	9,034
Hallador Energy Co.(1)	3,754	36,264
HighPeak Energy, Inc.(2)	2,325	30,039
International Seaways, Inc.	3,823	127,421
Kimbell Royalty Partners LP	8,987	137,681
Kosmos Energy Ltd.(1)	14,034	39,436
New Fortress Energy, Inc.	17,791	177,910
NextDecade Corp.(1)	22,730	186,841
Nordic American Tankers Ltd.	8,072	19,776
Par Pacific Holdings, Inc.(1)	2,421	34,790
PBF Energy, Inc., Class A	8,065	172,833
Peabody Energy Corp.	10,669	147,125
62

Avantis U.S. Small Cap Equity Fund
	Shares	Value
PrimeEnergy Resources Corp.(1)	120	$23,508
REX American Resources Corp.(1)	1,582	61,097
Riley Exploration Permian, Inc.	1,797	56,713
SandRidge Energy, Inc.	3,287	38,458
Scorpio Tankers, Inc.	1,686	67,187
SFL Corp. Ltd.	4,773	43,100
Summit Midstream Corp.(1)	1,676	75,453
Talos Energy, Inc.(1)	13,104	117,936
Teekay Corp. Ltd.	6,066	39,672
Teekay Tankers Ltd., Class A	1,667	62,913
VAALCO Energy, Inc.	3,024	12,096
Vital Energy, Inc.(1)	3,186	85,098
Vitesse Energy, Inc.	2,383	61,267
W&T Offshore, Inc.	2,548	4,255
World Kinect Corp.	5,551	166,197
		2,801,266
Paper and Forest Products — 0.4%
Clearwater Paper Corp.(1)	1,361	35,590
Mercer International, Inc.	4,446	34,946
Sylvamo Corp.	3,652	259,657
		330,193
Passenger Airlines — 0.7%
Allegiant Travel Co.	1,933	142,075
Blade Air Mobility, Inc.(1)	6,337	21,419
Frontier Group Holdings, Inc.(1)	11,097	79,898
JetBlue Airways Corp.(1)	38,038	248,008
Sun Country Airlines Holdings, Inc.(1)	6,652	107,164
		598,564
Personal Care Products — 0.3%
Edgewell Personal Care Co.	4,233	133,212
Honest Co., Inc.(1)	9,948	53,719
Lifevantage Corp.	1,317	22,613
Medifast, Inc.(1)	892	12,809
Nature's Sunshine Products, Inc.(1)	36	525
Nu Skin Enterprises, Inc., Class A	1,376	10,898
Olaplex Holdings, Inc.(1)	4,029	5,842
USANA Health Sciences, Inc.(1)	890	26,335
		265,953
Pharmaceuticals — 1.7%
Amphastar Pharmaceuticals, Inc.(1)	3,318	94,331
Amylyx Pharmaceuticals, Inc.(1)	7,112	23,327
ANI Pharmaceuticals, Inc.(1)	680	42,085
ATAI Life Sciences NV(1)(2)	12,208	20,998
Atea Pharmaceuticals, Inc.(1)	6,599	19,995
Collegium Pharmaceutical, Inc.(1)	3,206	93,134
EyePoint Pharmaceuticals, Inc.(1)	6,382	40,015
Fulcrum Therapeutics, Inc.(1)	2,349	8,433
Harmony Biosciences Holdings, Inc.(1)	4,590	155,371
Harrow, Inc.(1)	3,269	91,794
Innoviva, Inc.(1)	5,617	100,657
Ligand Pharmaceuticals, Inc.(1)	1,901	232,359
Nuvation Bio, Inc.(1)	26,142	51,500
Pacira BioSciences, Inc.(1)	5,668	136,315
Phibro Animal Health Corp., Class A	2,058	46,799
63

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Pliant Therapeutics, Inc.(1)	4,787	$16,467
SIGA Technologies, Inc.	1,588	8,718
Supernus Pharmaceuticals, Inc.(1)	5,104	163,634
Terns Pharmaceuticals, Inc.(1)	3,017	11,133
Theravance Biopharma, Inc.(1)	3,256	30,444
Third Harmonic Bio, Inc.(1)	544	1,877
Trevi Therapeutics, Inc.(1)	785	3,548
Ventyx Biosciences, Inc.(1)	5,003	7,905
		1,400,839
Professional Services — 3.2%
Asure Software, Inc.(1)	2,804	29,414
BlackSky Technology, Inc.(1)	2,748	39,763
Concentrix Corp.	1,473	66,521
Conduent, Inc.(1)	16,724	59,203
CRA International, Inc.	644	124,389
CSG Systems International, Inc.	2,889	185,763
First Advantage Corp.(1)	2,061	30,833
Franklin Covey Co.(1)	1,013	32,396
Heidrick & Struggles International, Inc.	2,310	94,687
Huron Consulting Group, Inc.(1)	1,843	280,984
IBEX Holdings Ltd.(1)	1,338	33,865
ICF International, Inc.	1,307	103,593
Innodata, Inc.(1)	3,430	180,830
Insperity, Inc.	1,829	160,897
Kelly Services, Inc., Class A	1,043	14,049
Kforce, Inc.	1,476	73,977
Legalzoom.com, Inc.(1)	18,978	192,816
ManpowerGroup, Inc.	2,358	135,891
Mistras Group, Inc.(1)	1,802	17,732
Planet Labs PBC(1)	25,380	117,256
RCM Technologies, Inc.(1)	6	112
Resources Connection, Inc.	2,593	18,877
Skillsoft Corp.(1)	523	13,535
TaskUS, Inc., Class A(1)	1,726	24,354
TrueBlue, Inc.(1)	2,959	18,582
TTEC Holdings, Inc.	2,696	9,112
Upwork, Inc.(1)	15,774	251,280
Willdan Group, Inc.(1)	1,366	44,668
WNS Holdings Ltd.(1)	4,884	277,753
		2,633,132
Real Estate Management and Development — 1.0%
Cushman & Wakefield PLC(1)	23,693	281,710
Douglas Elliman, Inc.(1)	4,572	8,367
eXp World Holdings, Inc.(2)	7,764	78,494
Five Point Holdings LLC, Class A(1)	8,138	45,654
Forestar Group, Inc.(1)	1,642	36,206
FRP Holdings, Inc.(1)	1,170	36,714
Kennedy-Wilson Holdings, Inc.	9,214	89,468
Marcus & Millichap, Inc.	2,318	89,197
RMR Group, Inc., Class A	1,095	19,951
Seritage Growth Properties, Class A(1)(2)	2,270	8,308
St. Joe Co.	1,922	92,198
Tejon Ranch Co.(1)	1,950	29,952
		816,219
64

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Semiconductors and Semiconductor Equipment — 2.1%
ACM Research, Inc., Class A(1)	4,291	$111,308
Aehr Test Systems(1)(2)	2,867	27,638
Alpha & Omega Semiconductor Ltd.(1)	2,591	78,455
Axcelis Technologies, Inc.(1)	940	51,503
CEVA, Inc.(1)	2,629	90,070
Cohu, Inc.(1)	4,639	91,203
Diodes, Inc.(1)	4,667	230,456
Ichor Holdings Ltd.(1)	3,219	94,284
inTEST Corp.(1)	20	167
Kulicke & Soffa Industries, Inc.	5,232	200,229
Magnachip Semiconductor Corp.(1)	1,295	5,879
Navitas Semiconductor Corp.(1)(2)	12,434	30,339
NVE Corp.	496	34,145
Penguin Solutions, Inc.(1)	4,906	97,777
Photronics, Inc.(1)	6,508	135,627
QuickLogic Corp.(1)(2)	35	215
Rigetti Computing, Inc.(1)	33,652	284,696
SolarEdge Technologies, Inc.(1)(2)	1,106	18,238
Ultra Clean Holdings, Inc.(1)	4,311	106,051
Veeco Instruments, Inc.(1)	1,635	36,362
		1,724,642
Software — 3.3%
8x8, Inc.(1)	15,340	38,350
A10 Networks, Inc.	8,642	179,667
Adeia, Inc.	10,993	172,810
Agilysys, Inc.(1)	2,669	216,162
Alarm.com Holdings, Inc.(1)	3,965	230,327
Arteris, Inc.(1)	3,326	30,267
Bit Digital, Inc.(1)(2)	14,022	34,494
Cipher Mining, Inc.(1)	16,830	68,666
Clear Secure, Inc., Class A	132	3,130
CoreCard Corp.(1)	445	9,256
CS Disco, Inc.(1)	55	265
Daily Journal Corp.(1)	137	53,878
Digital Turbine, Inc.(1)	5,692	19,523
E2open Parent Holdings, Inc.(1)	9,037	20,695
Enfusion, Inc., Class A(1)	1,898	21,789
EverCommerce, Inc.(1)	601	5,962
Expensify, Inc., Class A(1)	5,607	21,727
I3 Verticals, Inc., Class A(1)	1,962	50,875
LiveRamp Holdings, Inc.(1)	7,144	213,463
Logility Supply Chain Solutions, Inc., Class A	3,190	45,075
Matterport, Inc.(1)	27,779	149,451
Meridianlink, Inc.(1)	1,089	19,885
Mitek Systems, Inc.(1)	4,538	42,521
Olo, Inc., Class A(1)	11,781	81,171
ON24, Inc.(1)	1,261	7,036
OneSpan, Inc.	3,925	62,957
Pagaya Technologies Ltd., Class A(1)	1,546	19,835
Progress Software Corp.	4,403	240,580
Red Violet, Inc.	1,123	45,616
ReposiTrak, Inc.	1,102	21,643
SEMrush Holdings, Inc., Class A(1)	5,029	55,319
65

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Silvaco Group, Inc.(1)	145	$897
SolarWinds Corp.	4,851	88,822
Sprinklr, Inc., Class A(1)	11,057	93,653
Telos Corp.(1)	5,812	17,378
Teradata Corp.(1)	8,033	191,507
Upland Software, Inc.(1)(2)	2,389	7,597
Verint Systems, Inc.(1)	2,701	60,962
Xperi, Inc.(1)	4,821	40,786
Yext, Inc.(1)	11,601	78,887
		2,762,884
Specialty Retail — 2.5%
1-800-Flowers.com, Inc., Class A(1)	1,947	13,434
Advance Auto Parts, Inc.	2,645	97,600
American Eagle Outfitters, Inc.	7,202	94,274
America's Car-Mart, Inc.(1)	367	15,363
Arhaus, Inc.	5,588	53,198
Arko Corp.	6,055	27,308
BARK, Inc.(1)	13,848	23,403
Barnes & Noble Education, Inc.(1)	1,785	17,422
Buckle, Inc.	3,501	140,215
Build-A-Bear Workshop, Inc.	1,577	64,531
Caleres, Inc.	1,358	21,945
Camping World Holdings, Inc., Class A	6,117	119,220
Citi Trends, Inc.(1)	644	15,862
Designer Brands, Inc., Class A	1,877	7,546
Destination XL Group, Inc.(1)	326	747
Foot Locker, Inc.(1)	5,261	91,120
Genesco, Inc.(1)	1,315	48,090
Guess?, Inc.	513	5,212
Haverty Furniture Cos., Inc.	852	19,451
J Jill, Inc.	268	6,352
Lands' End, Inc.(1)	1,005	11,839
MarineMax, Inc.(1)	1,964	49,787
Monro, Inc.	2,396	42,673
National Vision Holdings, Inc.(1)	7,864	99,951
ODP Corp.(1)	3,063	47,660
OneWater Marine, Inc., Class A(1)(2)	270	4,471
Petco Health & Wellness Co., Inc.(1)	188	506
PetMed Express, Inc.(1)(2)	2,230	9,857
Sally Beauty Holdings, Inc.(1)	10,493	94,647
Shoe Carnival, Inc.	1,366	30,243
Signet Jewelers Ltd.	4,264	223,092
Sonic Automotive, Inc., Class A	1,225	83,496
Sportsman's Warehouse Holdings, Inc.(1)	3,407	4,668
Stitch Fix, Inc., Class A(1)	11,282	53,364
ThredUp, Inc., Class A(1)	9,953	23,489
Tile Shop Holdings, Inc.(1)	1,488	11,264
Upbound Group, Inc.	4,714	121,715
Victoria's Secret & Co.(1)	9,526	254,630
Zumiez, Inc.(1)	726	10,353
		2,059,998
Technology Hardware, Storage and Peripherals — 0.2%
Corsair Gaming, Inc.(1)	4,811	56,481
Eastman Kodak Co.(1)	8,619	60,506
66

Avantis U.S. Small Cap Equity Fund
	Shares	Value
Immersion Corp.	1,848	$14,858
Xerox Holdings Corp.	10,910	72,333
		204,178
Textiles, Apparel and Luxury Goods — 1.5%
Carter's, Inc.	3,219	132,848
Figs, Inc., Class A(1)	14,900	68,093
G-III Apparel Group Ltd.(1)	4,494	121,653
Hanesbrands, Inc.(1)	32,882	198,279
Lakeland Industries, Inc.	886	20,910
Movado Group, Inc.	972	18,769
Oxford Industries, Inc.	1,635	101,419
Rocky Brands, Inc.	394	8,014
Steven Madden Ltd.	5,839	191,461
Superior Group of Cos., Inc.	460	6,573
Under Armour, Inc., Class A(1)	20,004	136,227
Under Armour, Inc., Class C(1)	13,606	86,398
Vera Bradley, Inc.(1)	67	220
Wolverine World Wide, Inc.	9,332	138,020
		1,228,884
Trading Companies and Distributors — 0.8%
Alta Equipment Group, Inc.	2,919	15,996
BlueLinx Holdings, Inc.(1)	841	66,750
DNOW, Inc.(1)	11,776	188,180
DXP Enterprises, Inc.(1)	1,580	142,943
Global Industrial Co.	533	12,499
H&E Equipment Services, Inc.	510	48,909
Hudson Technologies, Inc.(1)	833	4,798
Karat Packaging, Inc.	772	23,090
MRC Global, Inc.(1)	7,253	88,269
Titan Machinery, Inc.(1)	2,151	36,976
Willis Lease Finance Corp.	291	58,855
		687,265
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	2,208	24,354
Water Utilities — 0.4%
Artesian Resources Corp., Class A	539	16,758
California Water Service Group	5,292	240,521
Consolidated Water Co. Ltd.	359	9,718
Middlesex Water Co.	1,331	66,723
		333,720
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	6,364	46,648
Spok Holdings, Inc.	1,512	25,477
		72,125
TOTAL COMMON STOCKS (Cost $87,030,687)		83,194,508
SHORT-TERM INVESTMENTS — 3.3%
Money Market Funds — 3.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	145,851	145,851
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,584,379	2,584,379
TOTAL SHORT-TERM INVESTMENTS (Cost $2,730,230)		2,730,230
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $89,760,917)		85,924,738
OTHER ASSETS AND LIABILITIES — (2.9)%		(2,419,950)
TOTAL NET ASSETS — 100.0%		$83,504,788
67

Avantis U.S. Small Cap Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,676,638. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,795,034, which includes securities collateral of $210,655.

See Notes to Financial Statements.
68

FEBRUARY 28, 2025 (UNAUDITED)

Avantis U.S. Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.0%
Eve Holding, Inc.(1)(2)	13,195	$54,231
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc.(1)	116,333	2,597,716
Hub Group, Inc., Class A	68,879	2,830,927
		5,428,643
Automobile Components — 2.5%
American Axle & Manufacturing Holdings, Inc.(1)	168,659	836,549
Dana, Inc.	249,587	3,711,359
Gentherm, Inc.(1)	18,942	626,601
Goodyear Tire & Rubber Co.(1)	439,450	4,152,802
LCI Industries	36,071	3,744,891
Lear Corp.	58,660	5,513,453
Motorcar Parts of America, Inc.(1)	2,351	25,391
Patrick Industries, Inc.	225	20,385
Phinia, Inc.	78,209	3,856,486
Standard Motor Products, Inc.	24,337	694,335
Stoneridge, Inc.(1)	9,121	51,260
Strattec Security Corp.(1)	602	29,937
Visteon Corp.(1)	27,847	2,414,892
		25,678,341
Automobiles — 1.0%
Harley-Davidson, Inc.	175,945	4,532,343
Thor Industries, Inc.	60,006	5,963,997
		10,496,340
Banks — 15.9%
1st Source Corp.	8,788	570,341
ACNB Corp.	3,083	126,311
Amalgamated Financial Corp.	18,262	592,602
Amerant Bancorp, Inc.	2,268	52,073
Ameris Bancorp	29,505	1,905,433
Ames National Corp.	1,518	28,493
Arrow Financial Corp.	6,524	176,344
Associated Banc-Corp.	121,965	3,030,830
Axos Financial, Inc.(1)	59,725	3,989,630
Banc of California, Inc.	57,484	854,787
BancFirst Corp.	4,390	523,990
Bancorp, Inc.(1)	62,166	3,470,106
Bank First Corp.	2,579	270,124
Bank of Hawaii Corp.	23,989	1,732,486
Bank of Marin Bancorp	1,622	39,544
Bank of NT Butterfield & Son Ltd.	61,194	2,374,327
Bank OZK	139,299	6,687,745
BankFinancial Corp.	377	4,991
BankUnited, Inc.	70,382	2,644,956
Banner Corp.	30,990	2,137,690
Bar Harbor Bankshares	3,421	109,883
BayCom Corp.	2,322	63,855
BCB Bancorp, Inc.	3,352	33,956
Berkshire Hills Bancorp, Inc.	16,099	458,660
Bridgewater Bancshares, Inc.(1)	7,878	114,231
Brookline Bancorp, Inc.	91,005	1,073,859
69

Avantis U.S. Small Cap Value Fund
	Shares	Value
Burke & Herbert Financial Services Corp.	1,405	$87,616
Business First Bancshares, Inc.	21,217	562,887
Byline Bancorp, Inc.	27,381	781,454
C&F Financial Corp.	872	69,498
Cadence Bank	18,301	606,861
Camden National Corp.	4,137	181,945
Capital Bancorp, Inc.	4,733	144,404
Capital City Bank Group, Inc.	6,905	256,175
Carter Bankshares, Inc.(1)	7,658	132,790
Cathay General Bancorp	57,380	2,693,991
CB Financial Services, Inc.	235	6,571
Central Pacific Financial Corp.	26,158	759,628
Chemung Financial Corp.	842	43,489
ChoiceOne Financial Services, Inc.	3,828	121,692
Citizens Financial Services, Inc.	190	11,489
City Holding Co.	6,514	775,101
Civista Bancshares, Inc.	2,482	51,154
CNB Financial Corp.	16,281	406,211
Coastal Financial Corp.(1)	2,600	256,698
Colony Bankcorp, Inc.	2,154	36,338
Columbia Banking System, Inc.	204,641	5,470,054
Community Trust Bancorp, Inc.	14,052	767,099
Community West Bancshares	576	11,111
ConnectOne Bancorp, Inc.	25,243	644,454
CrossFirst Bankshares, Inc.(1)	33,054	528,533
Customers Bancorp, Inc.(1)	36,960	1,995,840
Dime Community Bancshares, Inc.	23,859	739,629
Eagle Bancorp Montana, Inc.	1,752	31,326
Eagle Bancorp, Inc.	23,658	550,285
Enterprise Bancorp, Inc.	6,863	296,138
Enterprise Financial Services Corp.	41,225	2,435,573
Equity Bancshares, Inc., Class A	532	22,844
Esquire Financial Holdings, Inc.	9,155	706,034
Evans Bancorp, Inc.	2,253	97,803
Farmers National Banc Corp.	5,211	75,507
FB Financial Corp.	8,189	413,708
Financial Institutions, Inc.	11,620	325,592
First BanCorp	182,870	3,560,479
First Bancorp, Inc.	553	14,522
First Bancorp/Southern Pines NC	233	9,777
First Bancshares, Inc.	12,568	448,301
First Bank	4,600	70,288
First Busey Corp.	44,269	1,062,013
First Business Financial Services, Inc.	4,815	255,869
First Commonwealth Financial Corp.	79,216	1,302,311
First Community Bankshares, Inc.	806	33,804
First Community Corp.	85	2,119
First Financial Bancorp	14,980	410,602
First Financial Corp.	6,943	359,023
First Guaranty Bancshares, Inc.	266	2,272
First Internet Bancorp	3,003	89,099
First Interstate BancSystem, Inc., Class A	13,473	413,621
First Merchants Corp.	37,841	1,657,436
First Mid Bancshares, Inc.	16,983	647,052
70

Avantis U.S. Small Cap Value Fund
	Shares	Value
First of Long Island Corp.	5,675	$74,740
First Savings Financial Group, Inc.	1,383	35,432
First United Corp.	1,244	44,523
First Western Financial, Inc.(1)	900	17,901
Five Star Bancorp	7,214	219,738
Flushing Financial Corp.	12,918	185,115
FNB Corp.	256,580	3,807,647
Franklin Financial Services Corp.	146	5,503
FS Bancorp, Inc.	2,126	83,786
Fulton Financial Corp.	137,796	2,731,117
FVCBankcorp, Inc.(1)	737	8,704
Great Southern Bancorp, Inc.	7,577	447,119
Greene County Bancorp, Inc.	120	3,108
Hancock Whitney Corp.	66,394	3,793,089
Hanmi Financial Corp.	28,748	690,239
HarborOne Bancorp, Inc.	11,000	127,490
Hawthorn Bancshares, Inc.	617	18,967
HBT Financial, Inc.	4,182	104,550
Heritage Commerce Corp.	29,509	313,090
Heritage Financial Corp.	12,904	326,084
Hilltop Holdings, Inc.	23,313	745,783
Hingham Institution For Savings	254	65,966
Home Bancorp, Inc.	2,544	119,568
HomeStreet, Inc.(1)	4,663	46,817
HomeTrust Bancshares, Inc.	12,314	452,170
Hope Bancorp, Inc.	103,987	1,135,538
Horizon Bancorp, Inc.	14,888	253,692
Independent Bank Corp.	15,766	1,080,917
Independent Bank Corp. (Michigan)	23,220	789,016
International Bancshares Corp.	61,678	4,132,426
Investar Holding Corp.	2,251	42,161
Kearny Financial Corp.	17,555	122,709
Lakeland Financial Corp.	3,035	201,554
Landmark Bancorp, Inc.	224	5,410
LCNB Corp.	1,307	20,245
Live Oak Bancshares, Inc.	4,784	152,179
Mercantile Bank Corp.	15,802	761,814
Meridian Corp.	3,066	46,879
Metrocity Bankshares, Inc.	15,396	466,191
Metropolitan Bank Holding Corp.(1)	10,981	663,582
Mid Penn Bancorp, Inc.	4,603	130,725
Midland States Bancorp, Inc.	13,122	254,304
MVB Financial Corp.	2,840	52,512
National Bank Holdings Corp., Class A	14,035	587,645
NBT Bancorp, Inc.	20,635	985,321
Northeast Bank	8,192	822,641
Northfield Bancorp, Inc.	17,511	206,280
Northrim BanCorp, Inc.	4,531	372,901
Northwest Bancshares, Inc.	83,012	1,047,611
Oak Valley Bancorp	1,226	33,188
OceanFirst Financial Corp.	50,153	903,256
OFG Bancorp	57,860	2,458,471
Old National Bancorp	219,613	5,215,809
Old Second Bancorp, Inc.	43,937	805,805
71

Avantis U.S. Small Cap Value Fund
	Shares	Value
OP Bancorp	1,343	$17,728
Orange County Bancorp, Inc.	1,732	44,253
Origin Bancorp, Inc.	29,484	1,141,620
Orrstown Financial Services, Inc.	6,952	232,892
Park National Corp.	1,461	243,169
Parke Bancorp, Inc.	2,104	42,017
Pathward Financial, Inc.	32,077	2,486,288
PCB Bancorp	1,436	28,217
Peapack-Gladstone Financial Corp.	8,435	272,957
Penns Woods Bancorp, Inc.	399	12,193
Peoples Bancorp of North Carolina, Inc.	588	15,535
Peoples Bancorp, Inc.	37,882	1,212,224
Plumas Bancorp	642	29,506
Popular, Inc.	35,223	3,537,446
Preferred Bank	17,733	1,573,804
Premier Financial Corp.	25,370	711,375
Primis Financial Corp.	2,230	23,437
Provident Financial Services, Inc.	60,946	1,112,264
QCR Holdings, Inc.	16,626	1,252,437
RBB Bancorp	7,610	134,773
Red River Bancshares, Inc.	185	10,443
Renasant Corp.	43,495	1,574,519
Republic Bancorp, Inc., Class A	6,117	414,916
Riverview Bancorp, Inc.	2,994	15,479
S&T Bancorp, Inc.	28,399	1,142,208
Sandy Spring Bancorp, Inc.	35,292	1,128,285
SB Financial Group, Inc.	134	2,838
ServisFirst Bancshares, Inc.	5,908	539,991
Shore Bancshares, Inc.	23,440	354,764
Sierra Bancorp	3,475	106,752
Simmons First National Corp., Class A	8,699	191,117
SmartFinancial, Inc.	5,563	193,147
South Plains Financial, Inc.	6,469	227,968
Southern First Bancshares, Inc.(1)	1,448	49,464
Southern Missouri Bancorp, Inc.	6,930	404,019
Southside Bancshares, Inc.	10,296	316,602
SouthState Corp.	2,751	277,301
Stellar Bancorp, Inc.	32,689	950,923
Stock Yards Bancorp, Inc.	21,643	1,576,909
Synovus Financial Corp.	84,679	4,393,147
Territorial Bancorp, Inc.	886	7,451
Texas Capital Bancshares, Inc.(1)	30,279	2,396,886
Third Coast Bancshares, Inc.(1)	8,008	286,847
Timberland Bancorp, Inc.	1,932	61,863
Tompkins Financial Corp.	6,770	466,385
Towne Bank	37,568	1,385,508
TriCo Bancshares	18,693	817,258
TrustCo Bank Corp.	12,410	409,654
Trustmark Corp.	40,017	1,464,222
UMB Financial Corp.	57,503	6,344,306
Union Bankshares, Inc.	156	4,555
United Community Banks, Inc.	276	8,895
United Security Bancshares	700	6,811
Unity Bancorp, Inc.	5,793	275,110
72

Avantis U.S. Small Cap Value Fund
	Shares	Value
Univest Financial Corp.	22,316	$681,977
Valley National Bancorp	291,484	2,868,203
Veritex Holdings, Inc.	32,715	861,713
WaFd, Inc.	73,005	2,160,218
Washington Trust Bancorp, Inc.	3,437	110,396
West BanCorp, Inc.	3,824	86,499
Westamerica BanCorp	29,474	1,536,185
Western Alliance Bancorp	15,121	1,314,317
Wintrust Financial Corp.	26,648	3,316,877
WSFS Financial Corp.	36,741	1,994,669
Zions Bancorp NA	28,824	1,557,649
		163,141,766
Beverages — 0.0%
Coca-Cola Consolidated, Inc.	28	39,679
Biotechnology — 1.1%
ACADIA Pharmaceuticals, Inc.(1)	82,426	1,615,550
Alkermes PLC(1)	151,728	5,208,822
Emergent BioSolutions, Inc.(1)	133,507	998,632
Protagonist Therapeutics, Inc.(1)	72,200	2,713,998
Puma Biotechnology, Inc.(1)	50,946	182,387
Tyra Biosciences, Inc.(1)(2)	994	11,640
XBiotech, Inc.(1)(2)	1,951	6,867
		10,737,896
Broadline Retail — 1.5%
Dillard's, Inc., Class A	2,962	1,152,485
Kohl's Corp.(2)	181,918	2,075,684
Macy's, Inc.	546,834	7,847,068
Nordstrom, Inc.	164,568	3,997,357
		15,072,594
Building Products — 0.6%
Apogee Enterprises, Inc.	37,048	1,776,081
Insteel Industries, Inc.	21,337	600,423
JELD-WEN Holding, Inc.(1)	123,672	680,196
Quanex Building Products Corp.	37,957	732,191
Tecnoglass, Inc.	13,852	1,020,338
UFP Industries, Inc.	10,675	1,142,225
		5,951,454
Capital Markets — 0.8%
Diamond Hill Investment Group, Inc.	1,959	286,288
Oppenheimer Holdings, Inc., Class A	8,258	545,028
Stifel Financial Corp.	16,908	1,795,461
StoneX Group, Inc.(1)	33,590	4,053,305
Virtus Investment Partners, Inc.	6,573	1,234,212
		7,914,294
Chemicals — 2.3%
AdvanSix, Inc.	31,297	873,812
Cabot Corp.	75,890	6,526,540
Chemours Co.	67,609	1,010,755
Core Molding Technologies, Inc.(1)	7,002	96,137
Ecovyst, Inc.(1)	17,949	121,874
FMC Corp.	110,600	4,081,140
Hawkins, Inc.	14,181	1,488,863
Intrepid Potash, Inc.(1)	7,584	197,867
Kronos Worldwide, Inc.	8,800	77,000
73

Avantis U.S. Small Cap Value Fund
	Shares	Value
LSB Industries, Inc.(1)	74,633	$547,060
Mativ Holdings, Inc.	71,012	480,041
Minerals Technologies, Inc.	3,506	241,002
NewMarket Corp.	6,315	3,600,245
Orion SA	63,344	885,549
Rayonier Advanced Materials, Inc.(1)	121,472	935,334
Stepan Co.	23,181	1,431,659
Tronox Holdings PLC, Class A	51,691	401,122
Valhi, Inc.	749	12,838
		23,008,838
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	112,219	524,063
Acme United Corp.	1,973	77,125
Civeo Corp.	17,829	383,323
Ennis, Inc.	31,045	658,154
Healthcare Services Group, Inc.(1)	8,799	92,390
Interface, Inc.	114,293	2,312,147
Steelcase, Inc., Class A	136,459	1,659,341
Virco Mfg. Corp.(2)	25,345	260,547
		5,967,090
Communications Equipment — 0.2%
NETGEAR, Inc.(1)	48,788	1,283,124
Viasat, Inc.(1)	83,539	730,131
		2,013,255
Construction and Engineering — 1.6%
Ameresco, Inc., Class A(1)	36,944	435,939
Argan, Inc.	30,892	4,027,390
Everus Construction Group, Inc.(1)	46,748	1,944,717
Granite Construction, Inc.	70,238	5,800,254
Great Lakes Dredge & Dock Corp.(1)	103,907	882,171
IES Holdings, Inc.(1)	900	160,497
Limbach Holdings, Inc.(1)	9,069	752,727
Matrix Service Co.(1)	31,557	393,831
Northwest Pipe Co.(1)	6,520	287,336
Orion Group Holdings, Inc.(1)	42,175	300,286
Tutor Perini Corp.(1)	62,760	1,844,517
		16,829,665
Construction Materials — 0.2%
Knife River Corp.(1)	21,598	2,066,497
Consumer Finance — 2.0%
Atlanticus Holdings Corp.(1)	6,314	346,828
Bread Financial Holdings, Inc.	58,327	3,149,658
Consumer Portfolio Services, Inc.(1)	6,386	63,860
EZCORP, Inc., Class A(1)	34,763	478,339
Green Dot Corp., Class A(1)	61,736	472,280
LendingClub Corp.(1)	132,691	1,697,118
Medallion Financial Corp.	1,917	15,988
Navient Corp.	80,898	1,157,650
Nelnet, Inc., Class A	4,308	527,256
OneMain Holdings, Inc.	67,236	3,613,263
PRA Group, Inc.(1)	24,094	504,287
PROG Holdings, Inc.	9,696	275,076
Regional Management Corp.	4,705	157,853
74

Avantis U.S. Small Cap Value Fund
	Shares	Value
SLM Corp.	245,998	$7,426,680
World Acceptance Corp.(1)	2,585	348,561
		20,234,697
Consumer Staples Distribution & Retail — 2.3%
Andersons, Inc.	53,783	2,300,837
HF Foods Group, Inc.(1)	1,687	3,222
Ingles Markets, Inc., Class A	23,865	1,466,266
Natural Grocers by Vitamin Cottage, Inc.	21,172	940,884
PriceSmart, Inc.	38,706	3,459,929
SpartanNash Co.	49,220	993,752
Sprouts Farmers Market, Inc.(1)	53,383	7,922,037
United Natural Foods, Inc.(1)	144,361	4,589,236
Village Super Market, Inc., Class A	11,795	371,543
Weis Markets, Inc.	25,930	1,918,301
		23,966,007
Distributors — 0.0%
Weyco Group, Inc.	419	14,573
Diversified Consumer Services — 1.0%
American Public Education, Inc.(1)	27,063	572,653
Grand Canyon Education, Inc.(1)	30	5,395
Laureate Education, Inc., Class A(1)	132	2,632
Perdoceo Education Corp.	82,678	2,116,557
Stride, Inc.(1)	40,702	5,568,034
Universal Technical Institute, Inc.(1)	72,952	2,060,164
		10,325,435
Diversified Telecommunication Services — 1.0%
ATN International, Inc.	8,902	153,827
Frontier Communications Parent, Inc.(1)	78,993	2,842,958
Iridium Communications, Inc.	143,859	4,540,190
Liberty Global Ltd., Class A(1)	106,590	1,232,180
Liberty Global Ltd., Class C(1)	121,453	1,470,796
Shenandoah Telecommunications Co.	5,075	54,861
		10,294,812
Electrical Equipment — 0.5%
Atkore, Inc.	44,587	2,742,101
EnerSys	7,264	737,223
LSI Industries, Inc.	4,279	79,119
Preformed Line Products Co.	3,683	479,821
Shoals Technologies Group, Inc., Class A(1)	194,695	589,926
		4,628,190
Electronic Equipment, Instruments and Components — 3.9%
Arrow Electronics, Inc.(1)	36,776	3,974,382
Avnet, Inc.	144,064	7,280,995
Bel Fuse, Inc., Class A	1,652	134,655
Bel Fuse, Inc., Class B	17,062	1,431,672
Benchmark Electronics, Inc.	59,417	2,374,303
Daktronics, Inc.(1)	71,128	1,085,413
ePlus, Inc.(1)	41,263	2,656,512
Insight Enterprises, Inc.(1)	9,120	1,403,386
IPG Photonics Corp.(1)	3,830	222,868
Kimball Electronics, Inc.(1)	34,959	629,961
Methode Electronics, Inc.	33,901	369,521
PC Connection, Inc.	14,042	895,880
Plexus Corp.(1)	42,427	5,639,397
75

Avantis U.S. Small Cap Value Fund
	Shares	Value
Sanmina Corp.(1)	43,459	$3,560,161
ScanSource, Inc.(1)	38,869	1,422,994
TTM Technologies, Inc.(1)	136,308	3,286,386
Vishay Intertechnology, Inc.	158,422	2,715,353
Vishay Precision Group, Inc.(1)	14,160	333,326
		39,417,165
Energy Equipment and Services — 5.3%
Archrock, Inc.	285,760	7,749,811
Aris Water Solutions, Inc., Class A	20,877	656,790
Atlas Energy Solutions, Inc.(2)	56,651	1,097,896
Bristow Group, Inc.(1)	29,727	1,101,088
ChampionX Corp.	109,873	3,274,215
Expro Group Holdings NV(1)	17,346	206,244
Forum Energy Technologies, Inc.(1)	4,724	88,150
Geospace Technologies Corp.(1)	3,251	26,268
Helix Energy Solutions Group, Inc.(1)	215,420	1,856,920
Helmerich & Payne, Inc.	146,911	3,894,611
KLX Energy Services Holdings, Inc.(1)(2)	3,329	15,547
Kodiak Gas Services, Inc.	77,581	3,335,983
Liberty Energy, Inc., Class A	287,473	4,964,659
Nabors Industries Ltd.(1)	13,794	554,381
Natural Gas Services Group, Inc.(1)	1,823	46,869
Noble Corp. PLC	149,193	3,864,099
NOV, Inc.	41,346	616,882
NPK International, Inc.(1)	103,905	633,821
Oceaneering International, Inc.(1)	149,674	3,306,299
Oil States International, Inc.(1)	47,727	259,635
Patterson-UTI Energy, Inc.	690,885	5,741,254
ProFrac Holding Corp., Class A(1)(2)	34,444	247,652
ProPetro Holding Corp.(1)	164,251	1,386,279
Ranger Energy Services, Inc.	18,684	312,210
RPC, Inc.	160,669	896,533
Seadrill Ltd.(1)	62,309	1,587,010
Select Water Solutions, Inc., Class A	186,392	2,260,935
Solaris Energy Infrastructure, Inc., Class A	9,995	341,329
TETRA Technologies, Inc.(1)	177,614	673,157
Tidewater, Inc.(1)	3,363	153,420
Transocean Ltd.(1)	355,414	1,048,471
Weatherford International PLC	28,636	1,772,855
		53,971,273
Entertainment — 0.1%
Marcus Corp.	40,269	738,534
Playstudios, Inc.(1)	886	1,444
		739,978
Financial Services — 3.6%
Acacia Research Corp.(1)	6,117	25,691
Cass Information Systems, Inc.	54	2,360
Enact Holdings, Inc.	31,639	1,087,749
Essent Group Ltd.	61,284	3,531,184
Federal Agricultural Mortgage Corp., Class C	11,678	2,441,519
Finance of America Cos., Inc., Class A(1)(2)	8,131	184,005
International Money Express, Inc.(1)	19,132	293,102
Jackson Financial, Inc., Class A	96,742	8,864,470
Merchants Bancorp	25,343	1,031,967
76

Avantis U.S. Small Cap Value Fund
	Shares	Value
MGIC Investment Corp.	164,333	$4,044,235
NMI Holdings, Inc., Class A(1)	89,745	3,270,308
Onity Group, Inc.(1)	1,744	56,366
Payoneer Global, Inc.(1)	344,518	2,945,629
PennyMac Financial Services, Inc.	15,883	1,646,273
Radian Group, Inc.	185,137	6,092,859
Walker & Dunlop, Inc.	14,675	1,257,207
Waterstone Financial, Inc.	5,837	82,127
		36,857,051
Food Products — 2.1%
B&G Foods, Inc.(2)	104,671	699,202
Calavo Growers, Inc.	19,400	444,648
Cal-Maine Foods, Inc.	71,622	6,473,913
Darling Ingredients, Inc.(1)	191,272	6,903,007
Dole PLC	120,088	1,756,887
Fresh Del Monte Produce, Inc.	58,185	1,774,061
John B Sanfilippo & Son, Inc.	4,210	297,521
Lifeway Foods, Inc.(1)	2,129	45,028
Mission Produce, Inc.(1)	44,412	548,488
Pilgrim's Pride Corp.(1)	5	272
Seaboard Corp.	248	694,923
Seneca Foods Corp., Class A(1)	2,051	166,541
WK Kellogg Co.(2)	99,518	1,972,447
		21,776,938
Gas Utilities — 0.3%
MDU Resources Group, Inc.	162,320	2,800,020
Ground Transportation — 1.7%
ArcBest Corp.	32,023	2,522,452
Covenant Logistics Group, Inc.	20,992	528,369
Heartland Express, Inc.	57,194	590,242
Marten Transport Ltd.	87,696	1,290,885
PAMT Corp.(1)	3,478	45,249
Ryder System, Inc.	43,886	7,217,930
Schneider National, Inc., Class B	55,464	1,463,140
Universal Logistics Holdings, Inc.	9,525	259,080
Werner Enterprises, Inc.	104,229	3,393,696
		17,311,043
Health Care Equipment and Supplies — 0.8%
Bioventus, Inc., Class A(1)	57,062	578,609
FONAR Corp.(1)	475	7,096
Integra LifeSciences Holdings Corp.(1)	59,865	1,389,467
Kewaunee Scientific Corp.(1)	3,650	198,414
Lantheus Holdings, Inc.(1)	15,984	1,499,619
OraSure Technologies, Inc.(1)	78,307	272,508
Pro-Dex, Inc.(1)	100	3,472
QuidelOrtho Corp.(1)	95,621	3,823,884
Utah Medical Products, Inc.	197	11,743
Varex Imaging Corp.(1)	12,850	165,251
Zimvie, Inc.(1)	38,755	514,279
		8,464,342
Health Care Providers and Services — 0.8%
Brookdale Senior Living, Inc.(1)	170,908	974,176
Cross Country Healthcare, Inc.(1)	46,771	802,590
DocGo, Inc.(1)	80,490	248,714
77

Avantis U.S. Small Cap Value Fund
	Shares	Value
Nutex Health, Inc.(1)	2,623	$144,003
Patterson Cos., Inc.	96,645	3,009,525
Premier, Inc., Class A(2)	137,419	2,498,277
		7,677,285
Hotels, Restaurants and Leisure — 1.4%
BJ's Restaurants, Inc.(1)	34,835	1,328,258
Cheesecake Factory, Inc.(2)	83,910	4,533,657
Cracker Barrel Old Country Store, Inc.	41,633	1,885,559
Full House Resorts, Inc.(1)	1,518	7,302
Monarch Casino & Resort, Inc.	18,829	1,724,360
ONE Group Hospitality, Inc.(1)	4,532	14,774
Playa Hotels & Resorts NV(1)	171,772	2,293,156
Potbelly Corp.(1)	18,164	231,591
RCI Hospitality Holdings, Inc.	8,975	446,686
Super Group SGHC Ltd.	154,568	1,160,806
Target Hospitality Corp.(1)	32,691	183,396
		13,809,545
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	2,036	32,169
Cavco Industries, Inc.(1)	2,602	1,364,827
Cricut, Inc., Class A	57,074	308,200
Ethan Allen Interiors, Inc.	34,281	977,009
Flexsteel Industries, Inc.	2,695	121,248
Hamilton Beach Brands Holding Co., Class A	3,933	76,654
Hooker Furnishings Corp.	4,795	62,671
Hovnanian Enterprises, Inc., Class A(1)	1,885	191,723
KB Home	28,543	1,741,123
Landsea Homes Corp.(1)	277	1,972
La-Z-Boy, Inc.	63,834	2,887,850
Legacy Housing Corp.(1)	580	14,320
Lifetime Brands, Inc.	1,029	5,135
Lovesac Co.(1)	19,036	398,804
M/I Homes, Inc.(1)	29,150	3,414,339
Taylor Morrison Home Corp.(1)	23,500	1,448,540
Tri Pointe Homes, Inc.(1)	132,105	4,182,444
Universal Electronics, Inc.(1)	3,515	27,382
		17,256,410
Household Products — 0.3%
Central Garden & Pet Co.(1)(2)	13,656	481,920
Central Garden & Pet Co., Class A(1)	78,693	2,477,256
Oil-Dri Corp. of America	12,681	559,359
		3,518,535
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.(1)	45,650	156,580
Insurance — 4.9%
Ambac Financial Group, Inc.(1)	40,591	394,139
American Coastal Insurance Corp., Class C	13,401	162,688
Assured Guaranty Ltd.	50,362	4,398,114
Axis Capital Holdings Ltd.	49,411	4,786,938
Brighthouse Financial, Inc.(1)	90,583	5,372,478
CNO Financial Group, Inc.	148,255	6,180,751
Donegal Group, Inc., Class A	966	16,895
Employers Holdings, Inc.	29,743	1,540,687
Enstar Group Ltd.(1)	8,673	2,886,374
78

Avantis U.S. Small Cap Value Fund
	Shares	Value
F&G Annuities & Life, Inc.	8,379	$356,778
Fidelis Insurance Holdings Ltd.	89,599	1,318,001
Genworth Financial, Inc., Class A(1)	284,827	1,979,548
Greenlight Capital Re Ltd., A Shares(1)	11,602	161,616
Hanover Insurance Group, Inc.	13,413	2,287,319
HCI Group, Inc.	14,362	1,890,901
Heritage Insurance Holdings, Inc.(1)	25,847	303,702
Horace Mann Educators Corp.	46,331	1,961,191
Investors Title Co.	331	78,546
James River Group Holdings Ltd.	23,949	118,548
Kingstone Cos., Inc.(1)	6,700	107,602
Mercury General Corp.	20,272	1,093,269
NI Holdings, Inc.(1)	1,243	17,700
Oscar Health, Inc., Class A(1)	219,977	3,213,864
Palomar Holdings, Inc.(1)	22,171	2,852,521
Primerica, Inc.	3,477	1,008,330
ProAssurance Corp.(1)	30,735	480,695
Safety Insurance Group, Inc.	1,970	149,996
Selectquote, Inc.(1)	71,412	325,639
SiriusPoint Ltd.(1)	126,844	1,945,787
Skyward Specialty Insurance Group, Inc.(1)	26,357	1,371,091
United Fire Group, Inc.	11,860	332,910
Universal Insurance Holdings, Inc.	28,561	633,483
White Mountains Insurance Group Ltd.	388	717,606
		50,445,707
Interactive Media and Services — 0.1%
Cargurus, Inc.(1)	157	5,054
Cars.com, Inc.(1)	80,555	1,063,326
Outbrain, Inc.(1)	11,413	56,551
		1,124,931
IT Services — 0.9%
Applied Digital Corp.(1)(2)	375,172	3,001,376
CSP, Inc.	557	9,218
DXC Technology Co.(1)	314,310	5,773,875
		8,784,469
Leisure Products — 0.5%
American Outdoor Brands, Inc.(1)	1,548	24,613
Clarus Corp.	19,154	88,108
Escalade, Inc.	413	6,290
Funko, Inc., Class A(1)	34,972	430,855
Latham Group, Inc.(1)	28,344	167,513
Malibu Boats, Inc., Class A(1)	27,262	910,006
MasterCraft Boat Holdings, Inc.(1)	20,643	362,904
Polaris, Inc.	66,590	2,991,223
Smith & Wesson Brands, Inc.	32,549	353,482
		5,334,994
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	2,677	273
OmniAb, Inc.(1)	2,677	163
		436
Machinery — 3.2%
Alamo Group, Inc.	2,827	494,668
Albany International Corp., Class A	12,671	970,218
Astec Industries, Inc.	24,400	868,152
79

Avantis U.S. Small Cap Value Fund
	Shares	Value
Blue Bird Corp.(1)	17,769	$624,403
Commercial Vehicle Group, Inc.(1)	23,028	47,898
Graham Corp.(1)	13,743	464,926
Greenbrier Cos., Inc.	71,880	4,039,656
Hyster-Yale, Inc.	14,543	739,075
Kennametal, Inc.	136,852	3,028,535
Luxfer Holdings PLC	41,690	508,618
Mayville Engineering Co., Inc.(1)	12,678	189,536
Mueller Industries, Inc.	62,277	4,993,370
Mueller Water Products, Inc., Class A	152,301	3,923,274
NN, Inc.(1)	16,853	51,402
Park-Ohio Holdings Corp.	10,456	253,035
Perma-Pipe International Holdings, Inc.(1)	1,168	15,663
REV Group, Inc.	52,895	1,613,298
Taylor Devices, Inc.(1)(2)	1,455	48,844
Tennant Co.	10,081	872,611
Terex Corp.	83,339	3,391,897
Titan International, Inc.(1)	57,316	488,332
Trinity Industries, Inc.	126,677	3,938,388
Twin Disc, Inc.	2,372	20,447
Wabash National Corp.	13,915	162,945
Worthington Enterprises, Inc.	34,096	1,431,691
		33,180,882
Marine Transportation — 0.9%
Costamare, Inc.	56,751	577,725
Genco Shipping & Trading Ltd.	60,067	857,757
Matson, Inc.	53,677	7,733,245
Pangaea Logistics Solutions Ltd.	24,234	124,078
Safe Bulkers, Inc.	49,178	183,926
		9,476,731
Media — 1.0%
AMC Networks, Inc., Class A(1)	38,285	279,480
Cable One, Inc.	7,887	2,052,040
EchoStar Corp., Class A(1)	222,092	6,935,933
Ibotta, Inc., Class A(1)(2)	8,218	274,399
PubMatic, Inc., Class A(1)	50	532
Scholastic Corp.	24,323	532,430
WideOpenWest, Inc.(1)	144	710
		10,075,524
Metals and Mining — 2.4%
Alpha Metallurgical Resources, Inc.(1)	14,113	1,940,820
Ascent Industries Co.(1)	314	3,511
Caledonia Mining Corp. PLC	7,429	74,810
Century Aluminum Co.(1)	10,145	192,248
Cleveland-Cliffs, Inc.(1)	314,414	3,408,248
Commercial Metals Co.	137,485	6,659,773
Compass Minerals International, Inc.	66,341	692,600
Kaiser Aluminum Corp.	27,853	1,970,878
Metallus, Inc.(1)	55,075	795,283
Olympic Steel, Inc.	12,024	399,437
Radius Recycling, Inc., Class A	6,308	87,240
Ramaco Resources, Inc., Class A	35,311	315,680
Ramaco Resources, Inc., Class B	5,142	45,503
Ryerson Holding Corp.	39,706	999,797
SunCoke Energy, Inc.	169,758	1,539,705
80

Avantis U.S. Small Cap Value Fund
	Shares	Value
Tredegar Corp.(1)	24,938	$194,267
Warrior Met Coal, Inc.	87,611	4,217,594
Worthington Steel, Inc.	38,193	1,018,607
		24,556,001
Oil, Gas and Consumable Fuels — 9.0%
Amplify Energy Corp.(1)	52,838	256,264
Antero Midstream Corp.	138,405	2,345,965
Ardmore Shipping Corp.	67,977	615,872
Berry Corp.	83,635	340,394
California Resources Corp.	128,837	5,748,707
Civitas Resources, Inc.	108,676	4,166,638
CNX Resources Corp.(1)	202,047	5,839,158
Comstock Resources, Inc.(1)(2)	157,010	2,823,040
Core Natural Resources, Inc.	75,790	5,627,407
Crescent Energy Co., Class A	322,745	4,073,042
CVR Energy, Inc.	30,900	569,178
DHT Holdings, Inc.	199,553	2,063,378
Dorian LPG Ltd.	61,503	1,252,201
DT Midstream, Inc.	8,174	785,440
Epsilon Energy Ltd.	3,955	26,103
Evolution Petroleum Corp.	5,792	29,192
FutureFuel Corp.	27,471	124,169
Golar LNG Ltd.	10,381	398,008
Gran Tierra Energy, Inc.(1)(2)	58,223	267,826
Granite Ridge Resources, Inc.	96,218	564,800
Gulfport Energy Corp.(1)	3,653	620,279
Hallador Energy Co.(1)	32,883	317,650
HighPeak Energy, Inc.(2)	33,779	436,425
International Seaways, Inc.	72,368	2,412,025
Kimbell Royalty Partners LP	137,089	2,100,203
Kosmos Energy Ltd.(1)	655,787	1,842,761
Magnolia Oil & Gas Corp., Class A	299,483	7,010,897
Matador Resources Co.	47,256	2,473,379
Murphy Oil Corp.	145,603	3,857,023
NACCO Industries, Inc., Class A	2,354	75,987
New Fortress Energy, Inc.(2)	106,290	1,062,900
Nordic American Tankers Ltd.	110,227	270,056
Northern Oil & Gas, Inc.	177,093	5,578,430
Par Pacific Holdings, Inc.(1)	37,256	535,369
PBF Energy, Inc., Class A	91,850	1,968,346
Peabody Energy Corp.	170,508	2,351,305
PrimeEnergy Resources Corp.(1)	406	79,535
Range Resources Corp.	7,443	276,284
REX American Resources Corp.(1)	21,585	833,613
Riley Exploration Permian, Inc.	26,633	840,537
SandRidge Energy, Inc.	37,360	437,112
Scorpio Tankers, Inc.	71,855	2,863,422
SFL Corp. Ltd.	111,705	1,008,696
SM Energy Co.	203,682	6,662,438
Talos Energy, Inc.(1)	225,925	2,033,325
Teekay Corp. Ltd.	94,526	618,200
Teekay Tankers Ltd., Class A	39,331	1,484,352
VAALCO Energy, Inc.	184,385	737,540
Vital Energy, Inc.(1)	52,853	1,411,704
81

Avantis U.S. Small Cap Value Fund
	Shares	Value
Vitesse Energy, Inc.	34,436	$885,350
World Kinect Corp.	32,227	964,876
		91,966,801
Paper and Forest Products — 0.5%
Clearwater Paper Corp.(1)	29,886	781,519
Louisiana-Pacific Corp.	1,226	122,196
Mercer International, Inc.	29,107	228,781
Sylvamo Corp.	54,852	3,899,977
		5,032,473
Passenger Airlines — 2.7%
Alaska Air Group, Inc.(1)	182,313	13,177,584
Allegiant Travel Co.	33,481	2,460,853
Frontier Group Holdings, Inc.(1)	65,237	469,706
JetBlue Airways Corp.(1)	423,776	2,763,020
SkyWest, Inc.(1)	77,043	7,620,323
Sun Country Airlines Holdings, Inc.(1)	96,115	1,548,413
		28,039,899
Personal Care Products — 0.1%
Medifast, Inc.(1)	8,509	122,189
Nature's Sunshine Products, Inc.(1)	9,251	134,787
Nu Skin Enterprises, Inc., Class A	41,689	330,177
USANA Health Sciences, Inc.(1)	9,646	285,425
		872,578
Pharmaceuticals — 0.9%
Harmony Biosciences Holdings, Inc.(1)	70,691	2,392,890
Innoviva, Inc.(1)	91,556	1,640,684
Pacira BioSciences, Inc.(1)	83,964	2,019,334
Phibro Animal Health Corp., Class A	26,146	594,560
SIGA Technologies, Inc.	73,359	402,741
Supernus Pharmaceuticals, Inc.(1)	74,046	2,373,915
		9,424,124
Professional Services — 0.8%
Alight, Inc., Class A	580,435	3,964,371
Barrett Business Services, Inc.	421	16,945
Clarivate PLC(1)(2)	418,376	1,794,833
Conduent, Inc.(1)	227,027	803,675
Heidrick & Struggles International, Inc.	20,727	849,600
IBEX Holdings Ltd.(1)	14,651	370,817
Kelly Services, Inc., Class A	33,621	452,875
TrueBlue, Inc.(1)	14,314	89,892
		8,343,008
Real Estate Management and Development — 0.4%
AMREP Corp.(1)	100	2,560
Forestar Group, Inc.(1)	25,474	561,702
Howard Hughes Holdings, Inc.(1)	48,433	3,835,893
		4,400,155
Semiconductors and Semiconductor Equipment — 0.4%
Amkor Technology, Inc.	78,802	1,662,722
Penguin Solutions, Inc.(1)	36,442	726,289
Photronics, Inc.(1)	96,341	2,007,747
Ultra Clean Holdings, Inc.(1)	2,678	65,879
		4,462,637
Software — 1.2%
InterDigital, Inc.(2)	24,907	5,321,131
82

Avantis U.S. Small Cap Value Fund
	Shares	Value
MARA Holdings, Inc.(1)(2)	532,550	$7,413,096
		12,734,227
Specialty Retail — 4.5%
1-800-Flowers.com, Inc., Class A(1)(2)	2,396	16,532
Abercrombie & Fitch Co., Class A(1)	52,993	5,457,749
Academy Sports & Outdoors, Inc.	112,733	5,590,429
American Eagle Outfitters, Inc.	237,237	3,105,432
Arhaus, Inc.	78,606	748,329
Buckle, Inc.	48,258	1,932,733
Build-A-Bear Workshop, Inc.	22,469	919,432
Caleres, Inc.	47,972	775,228
Designer Brands, Inc., Class A(2)	41,874	168,333
Destination XL Group, Inc.(1)	25,881	59,268
Duluth Holdings, Inc., Class B(1)	5,416	14,894
Five Below, Inc.(1)	83,991	7,297,978
Foot Locker, Inc.(1)	153,076	2,651,276
Gap, Inc.	146,287	3,307,549
Genesco, Inc.(1)	13,954	510,298
Guess?, Inc.	42,516	431,963
Haverty Furniture Cos., Inc.	11,215	256,038
Lands' End, Inc.(1)	15,354	180,870
ODP Corp.(1)	39,210	610,108
Shoe Carnival, Inc.	26,998	597,736
Signet Jewelers Ltd.	65,997	3,452,963
Sportsman's Warehouse Holdings, Inc.(1)	8,155	11,172
Tile Shop Holdings, Inc.(1)	13,719	103,853
Urban Outfitters, Inc.(1)	127,104	7,396,182
		45,596,345
Technology Hardware, Storage and Peripherals — 0.0%
Eastman Kodak Co.(1)	40,018	280,926
Immersion Corp.	4,125	33,165
		314,091
Textiles, Apparel and Luxury Goods — 2.2%
Carter's, Inc.	64,621	2,666,909
Columbia Sportswear Co.	50,706	4,403,309
Crocs, Inc.(1)	24,078	2,397,447
Figs, Inc., Class A(1)	30,065	137,397
G-III Apparel Group Ltd.(1)	73,245	1,982,742
Lakeland Industries, Inc.	200	4,720
Movado Group, Inc.	18,561	358,413
Oxford Industries, Inc.	25,344	1,572,088
PVH Corp.	75,529	5,652,590
Rocky Brands, Inc.	8,769	178,362
Superior Group of Cos., Inc.	14,433	206,248
Under Armour, Inc., Class A(1)	304,278	2,072,133
Under Armour, Inc., Class C(1)	204,746	1,300,137
Unifi, Inc.(1)	4,426	25,095
Vera Bradley, Inc.(1)	9,946	32,623
		22,990,213
Trading Companies and Distributors — 4.2%
Air Lease Corp.	174,377	8,356,146
Alta Equipment Group, Inc.(2)	10,806	59,217
BlueLinx Holdings, Inc.(1)	14,196	1,126,736
Boise Cascade Co.	59,985	6,218,045
83

Avantis U.S. Small Cap Value Fund
	Shares	Value
DNOW, Inc.(1)	167,367	$2,674,525
GATX Corp.	58,543	9,779,608
Global Industrial Co.	32	750
H&E Equipment Services, Inc.	59,850	5,739,615
Herc Holdings, Inc.	43,538	6,246,832
Hudson Technologies, Inc.(1)	37,618	216,680
Karat Packaging, Inc.	4,633	138,573
MRC Global, Inc.(1)	125,763	1,530,536
Rush Enterprises, Inc., Class B	4,172	237,554
Willis Lease Finance Corp.	1,730	349,892
		42,674,709
Wireless Telecommunication Services — 0.8%
Telephone & Data Systems, Inc.	176,011	6,353,997
U.S. Cellular Corp.(1)	22,773	1,493,453
		7,847,450
TOTAL COMMON STOCKS (Cost $919,758,369)		1,015,298,847
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,325,428	5,325,428
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,850,615	12,850,615
TOTAL SHORT-TERM INVESTMENTS (Cost $18,176,043)		18,176,043
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $937,934,412)		1,033,474,890
OTHER ASSETS AND LIABILITIES — (1.0)%		(10,570,385)
TOTAL NET ASSETS — 100.0%		$1,022,904,505

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	24	March 2025	$2,598,360	$(184,943)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $21,789,712. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $22,209,528, which includes securities collateral of $9,358,913.

See Notes to Financial Statements.
84

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Assets
Investment securities, at value (cost of $607,245,098 and $378,951,967, respectively) — including $1,692,679 and $185,435, respectively, of securities on loan	$809,394,147	$429,692,222
Investment made with cash collateral received for securities on loan, at value (cost of $960,067 and $189,708, respectively)	960,067	189,708
Total investment securities, at value (cost of $608,205,165 and $379,141,675, respectively)	810,354,214	429,881,930
Deposits with broker for futures contracts	—	30,472
Receivable for investments sold	38,041	—
Receivable for capital shares sold	239,988	3,329,785
Receivable for variation margin on futures contracts	—	8,761
Dividends and interest receivable	940,314	657,945
Securities lending receivable	149	136
	811,572,706	433,909,029

Liabilities
Payable for collateral received for securities on loan	960,067	189,708
Payable for capital shares redeemed	69,597	292,859
Accrued management fees	77,575	48,083
	1,107,239	530,650

Net Assets	$810,465,467	$433,378,379

Net Assets Consist of:
Capital paid in	$604,925,825	$370,904,751
Distributable earnings (loss)	205,539,642	62,473,628
	$810,465,467	$433,378,379

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Equity Fund
Institutional Class	$660,529,356	35,277,203	$18.72
G Class	$149,936,111	8,001,559	$18.74
Avantis U.S. Large Cap Value Fund
Institutional Class	$415,559,232	28,482,778	$14.59
G Class	$17,819,147	1,221,261	$14.59

See Notes to Financial Statements.
85

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Assets
Investment securities, at value (cost of $87,176,538 and $925,083,797, respectively) — including $2,676,638 and $21,789,712, respectively, of securities on loan	$83,340,359	$1,020,624,275
Investment made with cash collateral received for securities on loan, at value (cost of $2,584,379 and $12,850,615, respectively)	2,584,379	12,850,615
Total investment securities, at value (cost of $89,760,917 and $937,934,412, respectively)	85,924,738	1,033,474,890
Deposits with broker for futures contracts	—	193,778
Receivable for investments sold	—	26,290
Receivable for capital shares sold	107,731	2,287,545
Receivable for variation margin on futures contracts	—	25,112
Dividends and interest receivable	68,437	972,068
Securities lending receivable	3,581	4,746
	86,104,487	1,036,984,429

Liabilities
Payable for collateral received for securities on loan	2,584,379	12,850,615
Payable for capital shares redeemed	—	1,028,902
Accrued management fees	15,320	200,407
	2,599,699	14,079,924

Net Assets	$83,504,788	$1,022,904,505

Net Assets Consist of:
Capital paid in	$86,988,555	$909,683,076
Distributable earnings (loss)	(3,483,767)	113,221,429
	$83,504,788	$1,022,904,505

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Small Cap Equity Fund
Institutional Class	$82,972,349	7,842,355	$10.58
G Class	$532,439	50,296	$10.59
Avantis U.S. Small Cap Value Fund
Institutional Class	$1,009,846,282	61,300,430	$16.47
G Class	$13,058,223	792,366	$16.48

See Notes to Financial Statements.
86

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,065 and $548, respectively)	$5,792,787	$3,316,147
Interest	48,474	61,497
Securities lending, net	8,482	328
	5,849,743	3,377,972

Expenses:
Management fees	590,265	259,037
Other expenses	1,395	1,462
	591,660	260,499
Fees waived - G Class	(75,551)	(12,290)
	516,109	248,209

Net investment income (loss)	5,333,634	3,129,763

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,434,688	10,327,096
Futures contract transactions	(32,556)	36,911
	4,402,132	10,364,007

Change in net unrealized appreciation (depreciation) on:
Investments	26,751,369	6,526,184
Futures contracts	—	(34,980)
	26,751,369	6,491,204

Net realized and unrealized gain (loss)	31,153,501	16,855,211

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,487,135	$19,984,974

See Notes to Financial Statements.
87

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $122 and $14,224, respectively)	$248,379	$8,880,294
Interest	13,158	146,338
Securities lending, net	5,000	43,084
	266,537	9,069,716

Expenses:
Management fees	37,931	1,197,513
Trustees' fees and expenses	157	—
Other expenses	29	446
	38,117	1,197,959
Fees waived - G Class	(691)	(11,410)
	37,426	1,186,549

Net investment income (loss)	229,111	7,883,167

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	225,648	15,409,261
Futures contract transactions	24,399	1,694
	250,047	15,410,955

Change in net unrealized appreciation (depreciation) on:
Investments	(4,037,826)	(56,701,978)
Futures contracts	—	(273,338)
	(4,037,826)	(56,975,316)

Net realized and unrealized gain (loss)	(3,787,779)	(41,564,361)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,558,668)	$(33,681,194)

See Notes to Financial Statements.
88

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis U.S. Equity Fund		Avantis U.S. Large Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$5,333,634	$9,777,834	$3,129,763	$4,383,364
Net realized gain (loss)	4,402,132	2,122,932	10,364,007	861,635
Change in net unrealized appreciation (depreciation)	26,751,369	133,671,882	6,491,204	38,499,409
Net increase (decrease) in net assets resulting from operations	36,487,135	145,572,648	19,984,974	43,744,408

Distributions to Shareholders
From earnings:
Institutional Class	(9,401,422)	(7,245,772)	(4,696,439)	(2,459,990)
G Class	(844,462)	(629,491)	(274,780)	(242,863)
Decrease in net assets from distributions	(10,245,884)	(7,875,263)	(4,971,219)	(2,702,853)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	38,394,905	(11,985,026)	119,791,121	102,906,114

Net increase (decrease) in net assets	64,636,156	125,712,359	134,804,876	143,947,669

Net Assets
Beginning of period	745,829,311	620,116,952	298,573,503	154,625,834
End of period	$810,465,467	$745,829,311	$433,378,379	$298,573,503

See Notes to Financial Statements.
89

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024 (EXCEPT AS NOTED)
	Avantis U.S.Small Cap Equity Fund		Avantis U.S. Small Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024(1)	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$229,111	$6,161	$7,883,167	$11,213,390
Net realized gain (loss)	250,047	(755)	15,410,955	29,351,725
Change in net unrealized appreciation (depreciation)	(4,037,826)	201,647	(56,975,316)	71,161,965
Net increase (decrease) in net assets resulting from operations	(3,558,668)	207,053	(33,681,194)	111,727,080

Distributions to Shareholders
From earnings:
Institutional Class	(128,687)	—	(38,207,103)	(7,826,929)
G Class	(3,465)	—	(214,274)	(81,348)
Decrease in net assets from distributions	(132,152)	—	(38,421,377)	(7,908,277)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	84,988,555	2,000,000	233,787,205	326,957,185

Net increase (decrease) in net assets	81,297,735	2,207,053	161,684,634	430,775,988

Net Assets
Beginning of period	2,207,053	—	861,219,871	430,443,883
End of period	$83,504,788	$2,207,053	$1,022,904,505	$861,219,871
(1)June 20, 2024 (fund inception) through August 31, 2024.

See Notes to Financial Statements.
90

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis U.S. Equity Fund, Avantis U.S. Large Cap Value Fund, Avantis U.S. Small Cap Equity Fund and Avantis U.S. Small Cap Value Fund (collectively, the funds) are four funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class. All classes of Avantis U.S. Small Cap Equity Fund commenced sale on June 20, 2024, the fund’s inception date.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

91

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis U.S. Equity Fund
Common Stocks	$960,067	—	—	—	$960,067
Gross amount of recognized liabilities for securities lending transactions					$960,067

Avantis U.S. Large Cap Value Fund
Common Stocks	$189,708	—	—	—	$189,708
Gross amount of recognized liabilities for securities lending transactions					$189,708

Avantis U.S. Small Cap Equity Fund
Common Stocks	$2,584,379	—	—	—	$2,584,379
Gross amount of recognized liabilities for securities lending transactions					$2,584,379

Avantis U.S. Small Cap Value Fund
Common Stocks	$12,850,615	—	—	—	$12,850,615
Gross amount of recognized liabilities for securities lending transactions					$12,850,615
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of Avantis U.S. Equity Fund.

92

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears.  The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 28, 2025, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis U.S. Equity Fund	0.15%	0.15%	0.00%
Avantis U.S. Large Cap Value Fund	0.15%	0.15%	0.00%
Avantis U.S. Small Cap Equity Fund	0.25%	0.25%	0.00%
Avantis U.S. Small Cap Value Fund	0.25%	0.25%	0.00%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2025 were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Purchases	$111,980,877	$177,740,604	$87,524,980	$288,258,028
Sales	$80,420,294	$62,854,513	$2,365,558	$81,857,263

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis U.S. Equity Fund
Institutional Class
Sold	1,192,925	$22,201,755	7,030,468	$111,375,940
Issued in reinvestment of distributions	485,917	9,378,192	491,967	7,226,999
Redeemed	(4,760,263)	(88,831,247)	(8,883,939)	(140,083,884)
	(3,081,421)	(57,251,300)	(1,361,504)	(21,480,945)
G Class
Sold	6,533,848	125,764,415	1,501,091	22,829,720
Issued in reinvestment of distributions	43,732	844,462	42,852	629,491
Redeemed	(1,632,721)	(30,962,672)	(837,480)	(13,963,292)
	4,944,859	95,646,205	706,463	9,495,919
Net increase (decrease)	1,863,438	$38,394,905	(655,041)	$(11,985,026)

93

	Six months ended February 28, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis U.S. Large Cap Value Fund
Institutional Class
Sold	11,111,792	$159,335,050	10,618,674	$135,851,337
Issued in reinvestment of distributions	313,531	4,693,551	212,068	2,459,990
Redeemed	(3,087,241)	(44,937,513)	(2,762,434)	(35,736,603)
	8,338,082	119,091,088	8,068,308	102,574,724
G Class
Sold	212,304	3,074,068	243,837	3,099,239
Issued in reinvestment of distributions	18,355	274,780	20,955	242,863
Redeemed	(179,890)	(2,648,815)	(234,837)	(3,010,712)
	50,769	700,033	29,955	331,390
Net increase (decrease)	8,388,851	$119,791,121	8,098,263	$102,906,114

	Six months ended February 28, 2025		Period ended August 31, 2024(1)
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Equity Fund
Institutional Class
Sold	8,127,932	$89,839,593	150,000	$1,500,000
Issued in reinvestment of distributions	10,980	128,687	—	—
Redeemed	(446,557)	(4,983,190)	—	—
	7,692,355	84,985,090	150,000	1,500,000
G Class
Sold	—	—	50,000	500,000
Issued in reinvestment of distributions	296	3,465	—	—
Redeemed	—	—	—	—
	296	3,465	50,000	500,000
Net increase (decrease)	7,692,651	$84,988,555	200,000	$2,000,000
(1)June 20, 2024 (fund inception) through August 31, 2024.

	Six months ended February 28, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Value Fund
Institutional Class
Sold	16,523,388	$295,230,365	28,384,981	$458,314,871
Issued in reinvestment of distributions	2,013,603	36,828,797	528,670	7,824,311
Redeemed	(6,082,935)	(107,497,639)	(8,751,084)	(140,196,193)
	12,454,056	224,561,523	20,162,567	325,942,989
G Class
Sold	639,950	11,572,249	134,455	2,051,841
Issued in reinvestment of distributions	11,721	214,274	5,500	81,348
Redeemed	(145,840)	(2,560,841)	(67,886)	(1,118,993)
	505,831	9,225,682	72,069	1,014,196
Net increase (decrease)	12,959,887	$233,787,205	20,234,636	$326,957,185

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

94

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities and other financial instruments were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis U.S. Equity Fund	$1,387,867
Avantis U.S. Large Cap Value Fund	$592,842
Avantis U.S. Small Cap Equity Fund	$2,015,558
Avantis U.S. Small Cap Value Fund	$1,644,735

Value of Derivative Instruments as of February 28, 2025

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis U.S. Large Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$8,761	Payable for variation margin on futures contracts*	—

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$25,112	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

95

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis U.S. Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(32,556)	Change in net unrealized appreciation (depreciation) on futures contracts	—

Avantis U.S. Large Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$36,911	Change in net unrealized appreciation (depreciation) on futures contracts	$(34,980)

Avantis U.S. Small Cap Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$24,399	Change in net unrealized appreciation (depreciation) on futures contracts	—

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$1,694	Change in net unrealized appreciation (depreciation) on futures contracts	$(273,338)

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis U.S. Small Cap Equity Fund  and Avantis U.S. Small Cap Value Fund invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Federal tax cost of investments	$608,874,125	$379,175,464	$89,769,972	$938,391,308
Gross tax appreciation of investments	$233,091,990	$65,791,566	$2,820,766	$181,044,346
Gross tax depreciation of investments	(31,611,901)	(15,085,100)	(6,666,000)	(85,960,764)
Net tax appreciation (depreciation) of investments	$201,480,089	$50,706,466	$(3,845,234)	$95,083,582

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis U.S. Equity Fund	$(1,824,395)	$(578,678)
Avantis U.S. Small Cap Equity Fund	$(755)	—
96

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Equity Fund
Institutional Class
2025(3)	$18.01	0.12	0.84	0.96	(0.25)	—	(0.25)	$18.72	5.30%	0.15%	0.15%	1.33%	1.33%	10%	$660,529
2024	$14.74	0.23	3.23	3.46	(0.19)	—	(0.19)	$18.01	23.72%	0.15%	0.15%	1.46%	1.46%	10%	$690,706
2023	$13.23	0.24	1.48	1.72	(0.21)	—	(0.21)	$14.74	13.19%	0.15%	0.15%	1.79%	1.79%	7%	$585,425
2022	$14.93	0.22	(1.78)	(1.56)	(0.10)	(0.04)	(0.14)	$13.23	(10.57)%	0.15%	0.15%	1.52%	1.52%	4%	$338,381
2021	$10.92	0.18	3.95	4.13	(0.09)	(0.03)	(0.12)	$14.93	38.03%	0.15%	0.15%	1.37%	1.37%	3%	$212,075
2020(4)	$10.00	0.12	0.82	0.94	(0.02)	—	(0.02)	$10.92	9.37%	0.15%	0.15%	1.62%	1.62%	3%	$51,531
G Class
2025(3)	$18.03	0.14	0.85	0.99	(0.28)	—	(0.28)	$18.74	5.45%	0.00%	0.15%	1.48%	1.33%	10%	$149,936
2024	$14.76	0.26	3.22	3.48	(0.21)	—	(0.21)	$18.03	23.88%	0.00%	0.15%	1.61%	1.46%	10%	$55,123
2023	$13.26	0.26	1.47	1.73	(0.23)	—	(0.23)	$14.76	13.26%	0.00%	0.15%	1.94%	1.79%	7%	$34,692
2022	$14.95	0.25	(1.78)	(1.53)	(0.12)	(0.04)	(0.16)	$13.26	(10.36)%	0.00%	0.15%	1.67%	1.52%	4%	$25,097
2021(5)	$12.80	0.14	2.01	2.15	—	—	—	$14.95	16.80%	0.00%	0.15%	1.55%	1.40%	3%(6)	$1,663

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
(4)December 4, 2019 (fund inception) through August 31, 2020.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value Fund
Institutional Class
2025(3)	$14.01	0.13	0.68	0.81	(0.23)	$14.59	5.73%	0.15%	0.15%	1.80%	1.80%	18%	$415,559
2024	$11.70	0.25	2.26	2.51	(0.20)	$14.01	21.77%	0.15%	0.15%	1.95%	1.95%	17%	$282,164
2023	$10.48	0.26	1.07	1.33	(0.11)	$11.70	12.76%	0.16%	0.16%	2.34%	2.34%	40%	$141,271
2022(4)	$10.00	0.08	0.40	0.48	—	$10.48	4.80%	0.15%	0.15%	3.59%	3.59%	0%	$80,581
G Class
2025(3)	$14.02	0.14	0.68	0.82	(0.25)	$14.59	5.82%	0.00%	0.15%	1.95%	1.80%	18%	$17,819
2024	$11.71	0.27	2.25	2.52	(0.21)	$14.02	21.94%	0.00%	0.15%	2.10%	1.95%	17%	$16,409
2023	$10.48	0.27	1.08	1.35	(0.12)	$11.71	12.95%	0.01%	0.16%	2.49%	2.34%	40%	$13,355
2022(4)	$10.00	0.05	0.43	0.48	—	$10.48	4.80%	0.00%	0.15%	3.74%	3.59%	0%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
(4)June 21, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity Fund
Institutional Class
2025(3)	$11.03	0.09	(0.49)	(0.40)	(0.05)	$10.58	(3.64)%	0.25%	0.25%	1.56%	1.56%	8%	$82,972
2024(4)	$10.00	0.03	1.00	1.03	—	$11.03	10.30%	0.25%	0.25%	1.42%	1.42%	0%	$1,655
G Class
2025(3)	$11.04	0.09	(0.47)	(0.38)	(0.07)	$10.59	(3.51)%	0.00%	0.25%	1.81%	1.56%	8%	$532
2024(4)	$10.00	0.03	1.01	1.04	—	$11.04	10.40%	0.00%	0.25%	1.67%	1.42%	0%	$552

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
(4)June 20, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value Fund
Institutional Class
2025(3)	$17.53	0.14	(0.50)	(0.36)	(0.24)	(0.46)	(0.70)	$16.47	(2.44)%	0.25%	0.25%	1.64%	1.64%	9%	$1,009,846
2024	$14.89	0.30	2.60	2.90	(0.26)	—	(0.26)	$17.53	19.76%	0.25%	0.25%	1.85%	1.85%	21%	$856,189
2023	$14.27	0.29	1.42	1.71	(0.25)	(0.84)	(1.09)	$14.89	12.59%	0.25%	0.25%	2.06%	2.06%	22%	$427,244
2022	$15.20	0.25	(0.29)	(0.04)	(0.19)	(0.70)	(0.89)	$14.27	(0.61)%	0.25%	0.25%	1.70%	1.70%	45%	$368,198
2021	$9.03	0.24	6.01	6.25	(0.08)	—(4)	(0.08)	$15.20	69.57%	0.25%	0.25%	1.81%	1.81%	37%	$260,196
2020(5)	$10.00	0.11	(1.07)	(0.96)	(0.01)	—	(0.01)	$9.03	(9.57)%	0.25%	0.25%	1.89%	1.89%	4%	$79,338
G Class
2025(3)	$17.56	0.15	(0.48)	(0.33)	(0.29)	(0.46)	(0.75)	$16.48	(2.30)%	0.00%	0.25%	1.89%	1.64%	9%	$13,058
2024	$14.92	0.34	2.59	2.93	(0.29)	—	(0.29)	$17.56	20.03%	0.00%	0.25%	2.10%	1.85%	21%	$5,031
2023	$14.29	0.32	1.44	1.76	(0.29)	(0.84)	(1.13)	$14.92	12.94%	0.00%	0.25%	2.31%	2.06%	22%	$3,200
2022	$15.22	0.28	(0.28)	—	(0.23)	(0.70)	(0.93)	$14.29	(0.37)%	0.00%	0.25%	1.95%	1.70%	45%	$2,304
2021(6)	$12.82	0.18	2.22	2.40	—	—	—	$15.22	18.72%	0.00%	0.25%	2.00%	1.75%	37%(7)	$161

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)January 20, 2021 (commencement of sale) through August 31, 2021.
(7)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2025

Avantis® Emerging Markets Equity Fund
Institutional Class (AVEEX)
G Class (AVENX)
Avantis® International Equity Fund
Institutional Class (AVDEX)
G Class (AVDNX)
Avantis® International Small Cap Value Fund
Institutional Class (AVDVX)
G Class (AVANX)

Schedules of Investments

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Emerging Markets Equity Fund
	Shares	Value
COMMON STOCKS — 99.3%
Brazil — 4.6%
Allos SA	65,561	$199,100
Ambev SA, ADR	162,318	335,998
Ambipar Participacoes e Empreendimentos SA(1)	2,100	44,599
Anima Holding SA	600	172
Atacadao SA	21,000	25,895
Auren Energia SA	37,902	50,470
Automob Participacoes SA(1)	99,247	4,383
Azul SA, ADR(1)(2)	1,804	3,337
B3 SA - Brasil Bolsa Balcao	133,300	236,368
Banco ABC Brasil SA, Preference Shares	19,292	64,584
Banco Bradesco SA	122,459	214,441
Banco Bradesco SA, ADR(2)	405,898	791,501
Banco BTG Pactual SA	76,100	410,251
Banco do Brasil SA	136,220	630,471
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	53,300	97,409
Banco Mercantil do Brasil SA, Preference Shares	800	5,097
Banco Pan SA, Preference Shares	28,200	34,150
Banco Santander Brasil SA, ADR	28,959	126,261
BB Seguridade Participacoes SA	62,200	399,866
Bemobi Mobile Tech SA	5,500	13,312
BR Advisory Partners Participacoes SA	19,100	41,816
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	32,267
Braskem SA, Class A, ADR(1)	13,074	48,243
Brava Energia	48,639	149,197
BRF SA, ADR	46,430	142,540
C&A Modas SA	33,500	56,785
Caixa Seguridade Participacoes SA	14,000	36,048
Camil Alimentos SA	13,900	8,594
CCR SA	138,800	276,296
Centrais Eletricas Brasileiras SA, ADR(2)	55,225	360,067
Centrais Eletricas Brasileiras SA, Class B Preference Shares	13,900	99,605
Cia Brasileira de Aluminio(1)	42,653	37,454
Cia Brasileira de Distribuicao(1)	52,900	22,822
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	24,328
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	38,845	625,793
Cia de Saneamento de Minas Gerais Copasa MG	41,300	162,530
Cia De Sanena Do Parana	23,000	106,413
Cia De Sanena Do Parana, Preference Shares	214,100	195,640
Cia Energetica de Minas Gerais, ADR	267,411	497,384
Cia Paranaense de Energia - Copel	23,700	35,745
Cia Paranaense de Energia - Copel, ADR(2)	3,539	21,376
Cia Paranaense de Energia - Copel, Preference Shares	103,000	171,094
Cia Paranaense de Energia - Copel, Preference Shares, ADR(2)	14,158	94,292
Cia Siderurgica Nacional SA, ADR(2)	74,734	106,870
Construtora Tenda SA	11,700	29,590
Cosan SA	140,244	169,360
CPFL Energia SA	18,600	110,033
Cristal Pigmentos do Brasil SA, Preference Shares	200	632
2

Avantis Emerging Markets Equity Fund
	Shares	Value
Cury Construtora e Incorporadora SA	44,700	$160,954
Cyrela Brazil Realty SA Empreendimentos e Participacoes	48,000	169,820
Dexco SA	106,938	103,348
Dexxos Participacoes SA	3,600	4,879
EcoRodovias Infraestrutura e Logistica SA	54,100	45,576
Embraer SA, ADR(1)	10,866	517,765
Empreendimentos Pague Menos SA	29,100	13,740
Empreendimentos Pague Menos SA(1)	2,064	989
Energisa SA	41,400	268,258
Eneva SA(1)	42,000	84,462
Engie Brasil Energia SA	24,400	154,125
Equatorial Energia SA	18,375	93,691
Eucatex SA Industria e Comercio, Preference Shares	3,000	6,196
Even Construtora e Incorporadora SA	21,800	20,957
Ez Tec Empreendimentos e Participacoes SA	16,300	34,053
Fleury SA	8,600	16,579
Fras-Le SA	16,400	66,462
Gerdau SA, ADR	194,010	549,048
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	589
Grazziotin SA, Preference Shares	200	873
Grendene SA	46,400	44,054
Grupo Mateus SA	33,900	36,908
Grupo SBF SA	29,300	49,019
Guararapes Confeccoes SA	19,100	20,243
Hapvida Participacoes e Investimentos SA(1)	91,728	32,873
Hidrovias do Brasil SA(1)	16,700	5,815
Hypera SA	7,300	23,397
Iguatemi SA	39,437	118,224
Iochpe Maxion SA	40,800	88,077
Irani Papel e Embalagem SA	5,300	6,553
IRB-Brasil Resseguros SA(1)	14,647	117,845
Isa Energia Brasil SA, Preference Shares	30,200	119,002
Itau Unibanco Holding SA, ADR	229,626	1,260,647
Jalles Machado SA	18,157	12,767
JBS SA	69,800	365,500
JHSF Participacoes SA	84,900	53,354
Kepler Weber SA	37,300	49,795
Klabin SA	104,800	355,287
Lavvi Empreendimentos Imobiliarios SA	5,200	7,560
Light SA(1)	15,600	10,678
Localiza Rent a Car SA	15,248	72,826
LOG Commercial Properties e Participacoes SA	4,900	15,097
Log-in Logistica Intermodal SA(1)	5,558	20,532
Lojas Quero-Quero SA	43,536	15,972
Lojas Renner SA	204,787	394,433
M Dias Branco SA	7,800	29,980
Magazine Luiza SA(1)	11,615	14,145
Mahle Metal Leve SA	11,600	54,615
Marcopolo SA	12,500	12,165
Marcopolo SA, Preference Shares	103,800	130,463
Marfrig Global Foods SA	72,743	169,637
Marisa Lojas SA(1)	19,457	4,461
Metalurgica Gerdau SA, Preference Shares	87,800	136,152
Mills Locacao Servicos e Logistica SA	12,849	19,379
3

Avantis Emerging Markets Equity Fund
	Shares	Value
Minerva SA(1)	60,100	$45,629
Moura Dubeux Engenharia SA	9,100	18,810
Movida Participacoes SA	24,200	14,592
MRV Engenharia e Participacoes SA(1)	85,800	66,307
Multilaser Industrial SA(1)	62,800	12,160
Multiplan Empreendimentos Imobiliarios SA	18,400	65,941
Natura & Co. Holding SA	24,178	53,180
NU Holdings Ltd., Class A(1)	6,751	72,573
Oceanpact Servicos Maritimos SA(1)	13,400	12,563
Odontoprev SA	55,660	101,344
Orizon Valorizacao de Residuos SA(1)	3,300	23,328
Pagseguro Digital Ltd., Class A(1)	28,413	209,120
Patria Investments Ltd., Class A	2,963	33,571
Pet Center Comercio e Participacoes SA	93,200	64,110
Petroleo Brasileiro SA, ADR	142,482	1,902,135
Petroleo Brasileiro SA, ADR, Preference Shares	161,394	1,970,621
Petroreconcavo SA	27,600	74,770
Plano & Plano Desenvolvimento Imobiliario SA	18,100	30,742
Porto Seguro SA	3,800	24,487
Portobello SA(1)	18,400	11,313
Positivo Tecnologia SA	18,500	15,837
PRIO SA(1)	114,600	752,496
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,323
Raia Drogasil SA	142,032	418,546
Raizen SA, Preference Shares	182,400	51,427
Randon SA Implementos e Participacoes, Preference Shares	38,200	58,718
Rede D'Or Sao Luiz SA	17,010	78,323
Romi SA	7,778	12,326
Rumo SA	94,200	272,953
Santos Brasil Participacoes SA	85,400	193,786
Sao Carlos Empreendimentos e Participacoes SA	100	307
Sao Martinho SA	37,100	133,588
Ser Educacional SA(1)	19,400	13,872
Serena Energia SA(1)	55,200	76,692
Sigma Lithium Corp.(1)(2)	16,930	191,478
Simpar SA(1)	59,500	31,834
SLC Agricola SA	51,740	159,061
Smartfit Escola de Ginastica e Danca SA	15,700	47,439
Smartfit Escola de Ginastica e Danca SA(1)	294	836
StoneCo Ltd., A Shares(1)	10,828	100,159
Suzano SA, ADR(2)	75,952	729,899
SYN prop e tech SA	7,800	6,001
Taurus Armas SA, Preference Shares	10,600	14,457
Tegma Gestao Logistica SA	4,500	24,741
Telefonica Brasil SA, ADR	23,694	193,580
TIM SA, ADR	18,131	250,570
TOTVS SA	12,900	75,656
Transmissora Alianca de Energia Eletrica SA	54,200	303,236
Trisul SA	15,400	14,543
Tupy SA	14,700	51,608
Ultrapar Participacoes SA, ADR	58,586	167,556
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	71,700	69,171
Vale SA, ADR	252,819	2,384,083
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,600	76,227
4

Avantis Emerging Markets Equity Fund
	Shares	Value
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	86,200	$56,514
Vibra Energia SA	214,600	624,010
Vivara Participacoes SA	15,300	44,879
VTEX, Class A(1)	2,913	13,982
Vulcabras SA	10,900	29,270
WEG SA	63,800	525,883
Wilson Sons SA	35,500	100,392
Wiz Co.	4,600	4,727
XP, Inc., Class A	29,741	420,835
YDUQS Participacoes SA	13,000	23,162
Zamp SA(1)	16,028	7,323
		27,160,900
Chile — 0.6%
Aguas Andinas SA, A Shares	141,357	46,581
Banco de Chile	2,959,390	384,508
Banco de Credito e Inversiones SA	7,079	239,898
Banco Itau Chile SA	4,740	56,450
Banco Santander Chile, ADR	9,745	210,882
Besalco SA	2,057	1,459
CAP SA(1)	6,824	37,951
Cencosud SA	120,059	316,869
Cencosud Shopping SA	29,082	54,153
Cia Sud Americana de Vapores SA	1,175,240	67,959
Colbun SA	1,355,736	194,978
Embotelladora Andina SA, Class B Preference Shares	49,724	166,548
Empresa Nacional de Telecomunicaciones SA	21,346	67,762
Empresas CMPC SA	136,824	231,596
Empresas Copec SA	26,306	185,826
Enel Americas SA	1,315,806	119,651
Enel Chile SA	3,805,003	251,683
Engie Energia Chile SA(1)	104,112	110,346
Falabella SA	69,740	273,522
Grupo Security SA	30,991	8,460
Parque Arauco SA	21,468	38,819
Ripley Corp. SA(1)	168,455	54,551
Salfacorp SA	2,048	1,369
Sociedad Quimica y Minera de Chile SA, ADR(2)	7,270	278,950
SONDA SA	1,402	594
Vina Concha y Toro SA	44,721	57,038
		3,458,403
China — 27.2%
361 Degrees International Ltd.	194,000	101,622
3SBio, Inc.(1)	309,500	291,658
AAC Technologies Holdings, Inc.	200,500	1,163,295
Agile Group Holdings Ltd.(1)	766,000	67,235
Agora, Inc., ADR(1)(2)	16,639	94,177
Agricultural Bank of China Ltd., H Shares	1,706,000	1,017,002
Air China Ltd., H Shares(1)(2)	28,000	17,868
Ajisen China Holdings Ltd.	4,000	422
AK Medical Holdings Ltd.	8,000	4,970
Akeso, Inc.(1)	22,000	207,551
Alibaba Group Holding Ltd., ADR	77,157	10,224,074
Alibaba Health Information Technology Ltd.(1)(2)	74,000	47,789
Alibaba Pictures Group Ltd.(1)(2)	860,000	60,884
5

Avantis Emerging Markets Equity Fund
	Shares	Value
A-Living Smart City Services Co. Ltd.(2)	114,750	$42,577
Aluminum Corp. of China Ltd., H Shares	532,000	311,779
ANE Cayman, Inc.(1)	159,000	137,948
Angang Steel Co. Ltd., H Shares(1)	4,000	882
Anhui Conch Cement Co. Ltd., H Shares	144,000	393,565
Anhui Expressway Co. Ltd., H Shares	80,000	107,537
ANTA Sports Products Ltd.	181,200	2,033,437
Ascletis Pharma, Inc.(1)	71,000	60,358
AsiaInfo Technologies Ltd.(2)	49,200	66,374
Atour Lifestyle Holdings Ltd., ADR	8,541	262,294
Autohome, Inc., ADR	5,218	149,965
BAIC Motor Corp. Ltd., H Shares	648,500	199,736
Baidu, Inc., ADR(1)(2)	6,314	545,845
Bairong, Inc.(1)(2)	18,500	23,559
Bank of China Ltd., H Shares	4,960,000	2,818,155
Bank of Chongqing Co. Ltd., H Shares	165,500	131,920
Bank of Communications Co. Ltd., H Shares	883,000	749,136
BBMG Corp., H Shares	541,000	51,602
BeiGene Ltd., ADR(1)	885	240,543
Beijing Capital International Airport Co. Ltd., H Shares(1)	94,000	33,290
Beijing Enterprises Holdings Ltd.	54,000	186,153
Beijing Jingneng Clean Energy Co. Ltd., H Shares	424,000	102,653
Beijing North Star Co. Ltd., H Shares	4,000	376
Binjiang Service Group Co. Ltd.	4,500	12,584
BOC Aviation Ltd.	26,900	207,803
BOE Varitronix Ltd.	138,000	122,976
Bosideng International Holdings Ltd.	1,016,000	495,259
Brilliance China Automotive Holdings Ltd.	816,000	435,669
BYD Co. Ltd., H Shares	78,000	3,737,815
BYD Electronic International Co. Ltd.	52,500	340,007
C&D Property Management Group Co. Ltd.	12,000	4,298
Canadian Solar, Inc.(1)(2)	621	6,241
Cango, Inc., ADR(1)(2)	5,200	16,848
Canvest Environmental Protection Group Co. Ltd.(2)	135,000	81,921
Cathay Group Holdings, Inc.	12,000	2,661
Central China New Life Ltd.(1)	62,000	7,722
Chaowei Power Holdings Ltd.	36,000	6,547
Cheetah Mobile, Inc., ADR(1)	61	323
China Aircraft Leasing Group Holdings Ltd.	1,000	455
China BlueChemical Ltd., H Shares	358,000	94,481
China Bohai Bank Co. Ltd., H Shares(1)	215,000	23,820
China Chunlai Education Group Co. Ltd.(2)	44,000	23,646
China Cinda Asset Management Co. Ltd., H Shares(2)	1,306,000	193,996
China CITIC Bank Corp. Ltd., H Shares	964,000	710,183
China Coal Energy Co. Ltd., H Shares(2)	320,000	331,035
China Communications Services Corp. Ltd., H Shares	468,000	287,185
China Conch Environment Protection Holdings Ltd.	5,500	419
China Conch Venture Holdings Ltd.	342,500	295,974
China Construction Bank Corp., H Shares	7,371,000	6,253,329
China Datang Corp. Renewable Power Co. Ltd., H Shares(2)	756,000	201,498
China Dongxiang Group Co. Ltd.(1)	210,000	10,375
China East Education Holdings Ltd.(2)	210,000	83,307
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	4,773
China Education Group Holdings Ltd.(2)	335,645	104,821
6

Avantis Emerging Markets Equity Fund
	Shares	Value
China Everbright Bank Co. Ltd., H Shares	462,000	$186,759
China Everbright Environment Group Ltd.	676,000	286,520
China Everbright Greentech Ltd.	104,000	9,911
China Everbright Ltd.	216,000	144,079
China Feihe Ltd.	811,000	585,658
China Foods Ltd.	32,000	11,125
China Galaxy Securities Co. Ltd., H Shares(2)	510,000	516,466
China Gas Holdings Ltd.	182,000	158,241
China Glass Holdings Ltd.(1)	156,000	7,336
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	51,000	6,011
China Hongqiao Group Ltd.	654,000	1,051,551
China International Capital Corp. Ltd., H Shares	79,200	150,420
China Isotope & Radiation Corp.	2,200	3,252
China Kepei Education Group Ltd.(2)	68,000	11,632
China Lesso Group Holdings Ltd.	429,000	177,759
China Life Insurance Co. Ltd., Class H	784,580	1,512,196
China Lilang Ltd.	24,000	12,243
China Longyuan Power Group Corp. Ltd., H Shares	617,000	474,921
China Medical System Holdings Ltd.	344,000	363,746
China Meidong Auto Holdings Ltd.(2)	294,000	76,896
China Mengniu Dairy Co. Ltd.	896,000	2,047,949
China Merchants Bank Co. Ltd., H Shares	365,000	2,142,644
China Merchants Land Ltd.(1)	40,000	1,278
China Merchants Port Holdings Co. Ltd.	209,814	343,549
China Minsheng Banking Corp. Ltd., H Shares	933,500	444,731
China Modern Dairy Holdings Ltd.(2)	552,000	78,143
China National Building Material Co. Ltd., H Shares	1,508,000	753,938
China New Higher Education Group Ltd.(2)	234,000	31,298
China Nonferrous Mining Corp. Ltd.	411,000	253,223
China Oriental Group Co. Ltd.	26,000	4,010
China Pacific Insurance Group Co. Ltd., H Shares	340,400	1,009,871
China Petroleum & Chemical Corp., Class H	2,098,300	1,118,095
China Power International Development Ltd.	1,240,000	478,835
China Railway Group Ltd., H Shares	339,000	167,233
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	13,325
China Rare Earth Holdings Ltd.(1)	68,000	3,384
China Resources Beer Holdings Co. Ltd.	70,000	224,652
China Resources Building Materials Technology Holdings Ltd.	732,000	143,402
China Resources Gas Group Ltd.	102,400	344,838
China Resources Land Ltd.	289,500	969,419
China Resources Mixc Lifestyle Services Ltd.	43,000	178,702
China Resources Pharmaceutical Group Ltd.	139,500	95,088
China Resources Power Holdings Co. Ltd.	348,000	804,837
China Sanjiang Fine Chemicals Co. Ltd.(1)	48,000	10,906
China Shenhua Energy Co. Ltd., H Shares	205,000	782,131
China Shineway Pharmaceutical Group Ltd.	117,000	125,417
China South City Holdings Ltd.(1)(2)	148,000	3,040
China Starch Holdings Ltd.	515,000	15,158
China Sunshine Paper Holdings Co. Ltd.(1)	69,000	17,685
China Suntien Green Energy Corp. Ltd., H Shares(2)	162,000	77,395
China Taiping Insurance Holdings Co. Ltd.	501,800	740,250
China Tower Corp. Ltd., H Shares	676,600	960,475
China Traditional Chinese Medicine Holdings Co. Ltd.(1)(2)	662,000	165,970
China Travel International Investment Hong Kong Ltd.	318,000	40,963
7

Avantis Emerging Markets Equity Fund
	Shares	Value
China Vanke Co. Ltd., H Shares(1)(2)	97,700	$83,342
China Water Affairs Group Ltd.(2)	120,000	92,682
China XLX Fertiliser Ltd.	234,000	116,302
China Yongda Automobiles Services Holdings Ltd.(2)	460,500	161,252
China Youran Dairy Group Ltd.(1)(2)	301,000	84,017
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	92,541
Chow Tai Fook Jewellery Group Ltd.	214,200	206,971
CIMC Enric Holdings Ltd.	170,000	149,966
CITIC Ltd.	514,000	589,074
CITIC Securities Co. Ltd., H Shares	148,825	427,994
CMGE Technology Group Ltd.(1)	110,000	8,261
CMOC Group Ltd., H Shares	354,000	238,497
COFCO Joycome Foods Ltd.(1)(2)	974,000	171,808
Concord New Energy Group Ltd.	1,440,000	87,940
Consun Pharmaceutical Group Ltd.	90,000	92,621
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	48,000	40,056
COSCO SHIPPING Holdings Co. Ltd., Class H	248,549	365,685
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	8,945
COSCO SHIPPING Ports Ltd.	282,254	158,682
Country Garden Services Holdings Co. Ltd.	741,000	541,124
CSPC Pharmaceutical Group Ltd.	1,345,200	815,970
CSSC Hong Kong Shipping Co. Ltd.	460,000	98,454
Daqo New Energy Corp., ADR(1)(2)	16,280	329,670
Datang International Power Generation Co. Ltd., H Shares	6,000	1,112
Digital China Holdings Ltd.(2)	152,000	61,785
Dongfeng Motor Group Co. Ltd., Class H(2)	356,000	199,938
Dongyue Group Ltd.(2)	296,000	323,276
DPC Dash Ltd.(1)(2)	11,400	145,634
Edvantage Group Holdings Ltd.	92,754	24,202
ENN Energy Holdings Ltd.	18,500	123,243
Essex Bio-technology Ltd.	21,000	7,865
Evergrande Property Services Group Ltd.(1)	314,500	30,769
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	11,448
FIH Mobile Ltd.(1)	284,000	32,621
FinVolution Group, ADR	45,665	376,280
First Tractor Co. Ltd., H Shares(2)	12,000	10,077
Flat Glass Group Co. Ltd., H Shares	4,000	6,879
Fosun International Ltd.	320,000	181,258
Fountain SET Holdings Ltd.	6,000	440
Fu Shou Yuan International Group Ltd.	314,000	170,987
Fufeng Group Ltd.(2)	517,000	360,029
Fuyao Glass Industry Group Co. Ltd., H Shares	40,000	272,648
Ganfeng Lithium Group Co. Ltd., H Shares(2)	16,480	46,452
GCL Technology Holdings Ltd.(1)(2)	3,073,000	492,600
GDS Holdings Ltd., Class A(1)(2)	182,700	848,446
Geely Automobile Holdings Ltd.	1,306,000	2,952,929
Gemdale Properties & Investment Corp. Ltd.(2)	1,556,000	51,997
Genertec Universal Medical Group Co. Ltd.	209,000	135,112
GF Securities Co. Ltd., H Shares	111,600	147,865
Giant Biogene Holding Co. Ltd.	53,200	429,462
Goodbaby International Holdings Ltd.(1)	58,000	7,462
Grand Pharmaceutical Group Ltd.	271,500	175,976
Great Wall Motor Co. Ltd., H Shares	148,000	245,851
Greentown China Holdings Ltd.	259,500	385,013
8

Avantis Emerging Markets Equity Fund
	Shares	Value
Greentown Management Holdings Co. Ltd.(2)	181,000	$69,424
Guangdong Investment Ltd.	456,000	346,365
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	59,692
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	754,000	139,196
Guotai Junan Securities Co. Ltd., H Shares(2)	4,400	6,730
H World Group Ltd., ADR	29,360	1,053,730
Haichang Ocean Park Holdings Ltd.(1)(2)	937,000	73,516
Haidilao International Holding Ltd.	247,000	529,170
Haier Smart Home Co. Ltd., H Shares	107,200	343,379
Hainan Meilan International Airport Co. Ltd., H Shares(1)(2)	88,000	93,257
Haitian International Holdings Ltd.	64,000	170,991
Hangzhou Tigermed Consulting Co. Ltd., H Shares(2)	1,700	7,412
Hansoh Pharmaceutical Group Co. Ltd.	56,000	129,845
Harbin Electric Co. Ltd., H Shares	92,000	40,511
Hebei Construction Group Corp. Ltd., H Shares(1)(2)	3,000	212
Hello Group, Inc., ADR	50,050	368,868
Hengan International Group Co. Ltd.	105,000	294,845
Hisense Home Appliances Group Co. Ltd., H Shares(2)	39,000	132,222
Homeland Interactive Technology Ltd.	24,000	3,435
Hopson Development Holdings Ltd.(1)	42,163	17,407
Hua Hong Semiconductor Ltd.(2)	71,000	315,548
Huabao International Holdings Ltd.	110,000	29,343
Huadian Power International Corp. Ltd., H Shares(2)	30,000	16,445
Huaneng Power International, Inc., H Shares	586,000	327,990
Huatai Securities Co. Ltd., H Shares	137,800	231,688
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	6,000	11,416
iDreamSky Technology Holdings Ltd.(1)(2)	222,400	35,787
Industrial & Commercial Bank of China Ltd., H Shares	4,943,000	3,500,495
Ingdan, Inc.(1)	66,000	13,174
Inkeverse Group Ltd.	578,000	137,910
Innovent Biologics, Inc.(1)	15,000	78,216
iQIYI, Inc., ADR(1)(2)	82,778	172,178
JD Health International, Inc.(1)	272,450	1,185,511
JD Logistics, Inc.(1)	644,000	1,154,147
JD.com, Inc., ADR	13,011	545,161
JD.com, Inc., Class A	4,138	86,530
Jiangsu Expressway Co. Ltd., H Shares	78,000	88,847
Jiangxi Copper Co. Ltd., H Shares	119,000	187,992
Jinchuan Group International Resources Co. Ltd.	703,000	47,217
Jinke Smart Services Group Co. Ltd., H Shares(1)	11,000	10,200
Jinxin Fertility Group Ltd.(2)	391,500	132,051
Jiumaojiu International Holdings Ltd.(2)	177,000	67,476
JNBY Design Ltd.	70,500	132,617
JOYY, Inc., ADR(1)	4,883	228,476
Jutal Offshore Oil Services Ltd.	38,000	2,989
Kangji Medical Holdings Ltd.(2)	44,500	40,313
Kanzhun Ltd., ADR(1)	3,034	48,544
KE Holdings, Inc., ADR	19,568	435,779
Kinetic Development Group Ltd.	616,000	87,964
Kingboard Holdings Ltd.	187,500	529,967
Kingboard Laminates Holdings Ltd.	170,500	202,668
Kingsoft Corp. Ltd.	363,400	1,880,963
Kuaishou Technology(1)	390,300	2,549,022
Kunlun Energy Co. Ltd.	290,000	289,709
9

Avantis Emerging Markets Equity Fund
	Shares	Value
KWG Group Holdings Ltd.(1)	217,000	$11,363
KWG Living Group Holdings Ltd.(1)	143,500	6,311
Lee & Man Paper Manufacturing Ltd.	218,000	63,747
Legend Biotech Corp., ADR(1)	725	25,382
Lenovo Group Ltd.	460,000	689,616
LexinFintech Holdings Ltd., ADR	47,260	405,963
Li Auto, Inc., ADR(1)	108,869	3,345,544
Li Ning Co. Ltd.	45,500	100,180
Linklogis, Inc., Class B(2)	97,500	21,276
Logan Group Co. Ltd.(1)	433,000	58,071
Longfor Group Holdings Ltd.(2)	391,983	539,646
Lonking Holdings Ltd.	511,000	114,455
Luye Pharma Group Ltd.(1)(2)	526,500	158,424
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	218,000	15,711
Maanshan Iron & Steel Co. Ltd., H Shares(1)(2)	4,000	983
Maoyan Entertainment(1)(2)	3,800	3,697
Meituan, Class B(1)	372,810	7,783,913
Metallurgical Corp. of China Ltd., H Shares	5,000	1,030
Microport Cardioflow Medtech Corp.(1)	45,000	5,264
Midea Group Co. Ltd.(1)	36,400	347,774
Midea Real Estate Holding Ltd.(1)(2)	119,400	47,003
Ming Yuan Cloud Group Holdings Ltd.(1)	32,000	14,216
MINISO Group Holding Ltd., ADR(2)	11,647	242,374
Minsheng Education Group Co. Ltd.(1)	34,000	850
Minth Group Ltd.(1)	278,000	724,190
MMG Ltd.(1)	1,409,600	412,981
NetDragon Websoft Holdings Ltd.	59,500	87,847
NetEase, Inc., ADR	26,234	2,616,054
New China Life Insurance Co. Ltd., H Shares	224,600	760,028
New Oriental Education & Technology Group, Inc., ADR	6,226	299,346
Newborn Town, Inc.(1)	178,000	103,975
Nexteer Automotive Group Ltd.	211,000	136,494
Nine Dragons Paper Holdings Ltd.(1)(2)	331,000	139,548
NIO, Inc., ADR(1)	17,882	82,794
Niu Technologies, ADR(1)	19,533	48,637
Noah Holdings Ltd., ADR	16,363	185,229
Nongfu Spring Co. Ltd., H Shares	203,600	908,257
Onewo, Inc., Class H	63,800	184,884
Orient Overseas International Ltd.	22,500	301,186
PDD Holdings, Inc., ADR(1)	23,726	2,697,409
People's Insurance Co. Group of China Ltd., H Shares	1,383,000	682,515
Perennial Energy Holdings Ltd.	40,000	3,498
PetroChina Co. Ltd., Class H	1,592,400	1,191,247
Pharmaron Beijing Co. Ltd., H Shares(2)	5,850	11,587
PICC Property & Casualty Co. Ltd., H Shares	802,000	1,314,066
Ping An Healthcare & Technology Co. Ltd.(2)	402,859	408,402
Ping An Insurance Group Co. of China Ltd., H Shares	765,006	4,534,383
Poly Property Group Co. Ltd.	591,362	117,288
Poly Property Services Co. Ltd., Class H	56,200	226,250
Pop Mart International Group Ltd.	74,200	997,459
Postal Savings Bank of China Co. Ltd., H Shares	876,000	556,452
Powerlong Commercial Management Holdings Ltd.(1)(2)	8,500	2,658
PW Medtech Group Ltd.	7,000	866
Q Technology Group Co. Ltd.(1)	79,000	72,727
10

Avantis Emerging Markets Equity Fund
	Shares	Value
Qifu Technology, Inc., ADR	20,555	$823,844
Qingling Motors Co. Ltd., H Shares(1)	6,000	409
Qudian, Inc., ADR(1)	37,345	104,193
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	69,061
Road King Infrastructure Ltd.(1)	5,000	693
Scholar Education Group(1)	51,000	25,736
Seazen Group Ltd.(1)(2)	936,000	254,684
Shandong Gold Mining Co. Ltd., H Shares(2)	27,000	50,792
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	158,800	103,627
Shanghai Chicmax Cosmetic Co. Ltd.(2)	15,000	69,699
Shanghai Conant Optical Co. Ltd., Class H	93,000	331,307
Shanghai Electric Group Co. Ltd., H Shares(1)(2)	40,000	14,677
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(2)	15,500	30,372
Shanghai Haohai Biological Technology Co. Ltd., H Shares	280	969
Shanghai Industrial Holdings Ltd.	114,000	168,349
Shanghai Industrial Urban Development Group Ltd.	1,600	69
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	74,524
Shenzhen Expressway Corp. Ltd., H Shares	72,000	60,947
Shenzhen International Holdings Ltd.	351,024	321,774
Shenzhen Investment Ltd.	268,000	28,671
Shenzhou International Group Holdings Ltd.	42,800	313,442
Shimao Services Holdings Ltd.(1)	49,000	5,320
Shoucheng Holdings Ltd.(2)	113,200	24,802
Shougang Fushan Resources Group Ltd.	392,666	118,987
Shui On Land Ltd.	909,000	81,971
Sihuan Pharmaceutical Holdings Group Ltd.	1,795,000	136,587
Sino Biopharmaceutical Ltd.	523,000	217,147
Sinopec Engineering Group Co. Ltd., H Shares	329,500	247,358
Sinopec Kantons Holdings Ltd.	30,000	16,481
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	36,500	5,731
Sinopharm Group Co. Ltd., H Shares	117,200	295,319
Sinotrans Ltd., H Shares	4,000	1,929
Sinotruk Hong Kong Ltd.	168,500	448,458
Skyworth Group Ltd.	241,538	80,207
SOHO China Ltd.(1)	54,500	4,205
Sohu.com Ltd., ADR(1)	6,119	79,119
SSY Group Ltd.	320,000	129,902
Sun Art Retail Group Ltd.	1,061,500	243,058
Sun King Technology Group Ltd.(1)	24,000	4,269
Sunac Services Holdings Ltd.(2)	632,386	134,612
Sunny Optical Technology Group Co. Ltd.	95,400	1,068,402
SY Holdings Group Ltd.(2)	194,000	207,817
TAL Education Group, ADR(1)	29,584	382,225
TCL Electronics Holdings Ltd.(1)	33,000	30,000
Tencent Holdings Ltd.	257,100	15,823,607
Tencent Music Entertainment Group, ADR	27,062	329,886
Tian Ge Interactive Holdings Ltd.	5,000	340
Tiangong International Co. Ltd.(2)	202,000	46,529
Tianjin Port Development Holdings Ltd.	12,000	989
Tianli International Holdings Ltd.	405,000	220,509
Tianneng Power International Ltd.(2)	246,000	232,191
Tingyi Cayman Islands Holding Corp.	468,000	681,200
Tong Ren Tang Technologies Co. Ltd., H Shares(2)	71,000	42,829
Tongcheng Travel Holdings Ltd.	248,400	556,443
11

Avantis Emerging Markets Equity Fund
	Shares	Value
Tongda Group Holdings Ltd.(1)	745,000	$7,699
Tongdao Liepin Group(1)	12,800	8,396
Topsports International Holdings Ltd.	344,000	149,109
TravelSky Technology Ltd., H Shares	204,000	283,544
Trip.com Group Ltd., ADR(1)	14,698	833,083
Tsaker New Energy Tech Co. Ltd.	72,500	7,283
Tsingtao Brewery Co. Ltd., H Shares	36,000	240,818
Tuhu Car, Inc.(1)(2)	62,800	127,636
Tuya, Inc., ADR	12,017	40,858
Uni-President China Holdings Ltd.	173,000	181,923
United Strength Power Holdings Ltd.(1)(2)	2,000	366
Vipshop Holdings Ltd., ADR	84,773	1,332,632
Viva Biotech Holdings(1)	74,500	12,682
Vnet Group, Inc., ADR(1)	46,290	542,982
Want Want China Holdings Ltd.	1,249,000	753,852
Wasion Holdings Ltd.	158,000	150,606
Weibo Corp., ADR	17,184	172,012
Weichai Power Co. Ltd., H Shares	103,000	202,844
Weilong Delicious Global Holdings Ltd.	72,600	90,469
West China Cement Ltd.(2)	540,000	114,764
Wuling Motors Holdings Ltd.	160,000	9,158
WuXi AppTec Co. Ltd., H Shares(2)	48,207	369,099
Wuxi Biologics Cayman, Inc.(1)	55,000	159,430
Xiabuxiabu Catering Management China Holdings Co. Ltd.	132,500	16,097
Xin Point Holdings Ltd.	12,000	5,768
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	80,000	105,796
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	67,376
Xinyi Energy Holdings Ltd.(2)	468,384	48,271
Xinyi Solar Holdings Ltd.	1,128,541	479,287
XJ International Holdings Co. Ltd.(1)	1,008,000	19,889
Xtep International Holdings Ltd.	576,000	381,838
Xunlei Ltd., ADR(1)(2)	887	3,424
Yadea Group Holdings Ltd.	126,000	206,840
Yankuang Energy Group Co. Ltd., H Shares	193,300	201,508
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)(2)	94,200	118,162
Yidu Tech, Inc.(1)(2)	96,500	78,672
Yihai International Holding Ltd.(2)	192,000	350,969
Yiren Digital Ltd., ADR	6,125	41,956
Yixin Group Ltd.(2)	462,000	68,927
Youdao, Inc., ADR(1)(2)	1,984	17,856
Yuexiu Property Co. Ltd.(2)	244,800	166,569
Yuexiu Services Group Ltd.	125,000	51,296
Yuexiu Transport Infrastructure Ltd.	198,000	93,379
Yum China Holdings, Inc.	85,784	4,238,587
Zengame Technology Holding Ltd.	102,000	28,582
Zhejiang Expressway Co. Ltd., H Shares	248,400	184,698
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	8,509
Zhongsheng Group Holdings Ltd.	341,000	556,465
Zhongyu Energy Holdings Ltd.(1)(2)	54,000	28,754
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	177,000	41,397
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	6,495
Zijin Mining Group Co. Ltd., H Shares	170,000	321,150
Zonqing Environmental Ltd.(2)	18,000	19,971
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	114,200	88,771
12

Avantis Emerging Markets Equity Fund
	Shares	Value
ZTO Express Cayman, Inc., ADR	58,473	$1,133,791
		161,820,421
Colombia — 0.1%
BAC Holding International Corp.	3,792	279
Banco Davivienda SA, Preference Shares(1)	3,823	18,518
Bancolombia SA	12,549	141,024
Bancolombia SA, ADR	5,620	234,466
Cementos Argos SA	43,202	105,046
Corp. Financiera Colombiana SA(1)	3,119	13,666
Ecopetrol SA, ADR(2)	3,730	36,852
Grupo Argos SA	24,875	120,967
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	548
Interconexion Electrica SA ESP	28,344	140,020
		811,386
Czech Republic — 0.2%
CEZ AS	11,399	482,875
Komercni Banka AS	5,431	234,458
Moneta Money Bank AS	33,349	187,426
		904,759
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	257,275	379,831
Greece — 0.6%
Aegean Airlines SA	5,984	67,055
Aktor SA Holding Company Technical & Energy Projects(1)	8,874	48,423
Alpha Services & Holdings SA	241,577	491,002
Athens International Airport SA	7,721	69,920
Eurobank Ergasias Services & Holdings SA, Class A	90,461	236,019
Fourlis Holdings SA	301	1,284
GEK TERNA SA(1)	17,755	337,713
Hellenic Telecommunications Organization SA	7,470	116,556
HELLENiQ ENERGY Holdings SA	17,532	141,966
Holding Co. ADMIE IPTO SA	33,285	97,636
Jumbo SA	6,880	190,245
LAMDA Development SA(1)	6,543	44,258
Metlen Energy & Metals SA	3,750	138,341
Motor Oil Hellas Corinth Refineries SA	4,992	112,750
National Bank of Greece SA	47,737	443,244
OPAP SA	9,531	169,410
Piraeus Financial Holdings SA	95,849	452,584
Public Power Corp. SA	15,145	208,273
Titan Cement International SA	5,890	245,570
Viohalco SA	2,419	14,328
		3,626,577
Hong Kong — 0.2%
Asia Cement China Holdings Corp.	43,000	12,799
BAIOO Family Interactive Ltd.(1)	74,000	4,487
Baozun, Inc., ADR(1)	1,003	3,190
Baozun, Inc., Class A(1)	1,700	1,790
Central China Management Co. Ltd.(1)	18,000	64
China Beststudy Education Group(1)	17,000	7,732
China Energy Development Holdings Ltd.(1)	48,000	297
China Harmony Auto Holding Ltd.(1)	28,500	2,163
China Maple Leaf Educational Systems Ltd.(1)	42,000	1,624
China Oil & Gas Group Ltd.(1)	40,000	723
13

Avantis Emerging Markets Equity Fund
	Shares	Value
China Renaissance Holdings Ltd.(1)	32,700	$15,537
China Shengmu Organic Milk Ltd.	55,000	1,436
China Shuifa Singyes Energy Holdings Ltd.(1)	66,000	2,543
China Xinhua Education Group Ltd.	17,000	1,526
China Yuhua Education Corp. Ltd.(1)	328,000	17,539
China Zhongwang Holdings Ltd.(1)(2)	81,088	8,758
CIFI Holdings Group Co. Ltd.(1)	282,880	10,037
Coolpad Group Ltd.(1)	372,000	1,674
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,053
EVA Precision Industrial Holdings Ltd.	114,000	10,574
Ever Sunshine Services Group Ltd.	90,000	24,098
GOME Retail Holdings Ltd.(1)	1,993,000	4,882
Haitong Securities Co. Ltd., H Shares	450,400	426,594
Hi Sun Technology China Ltd.(1)	57,000	2,644
Hilong Holding Ltd.(1)	302,000	1,097
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	4,083
IMAX China Holding, Inc.(1)	4,700	5,277
JH Educational Technology, Inc.(1)	14,000	1,372
Jiayuan International Group Ltd.(1)	52,000	67
Lee & Man Chemical Co. Ltd.	4,000	2,162
Mobvista, Inc.(1)	115,000	87,488
Pacific Millennium Packaging Group Corp.	2,000	1,389
Pou Sheng International Holdings Ltd.	90,000	6,500
Powerlong Real Estate Holdings Ltd.(1)	62,000	3,956
Prinx Chengshan Holdings Ltd.	6,000	6,098
Redco Properties Group Ltd.(1)(2)	22,000	381
Shanghai Pioneer Holding Ltd.	22,000	6,564
South Manganese Investment Ltd.(1)	210,000	8,514
Trigiant Group Ltd.(1)	6,000	255
Truly International Holdings Ltd.	256,000	39,004
Venus MedTech Hangzhou, Inc., H Shares(1)	9,000	12
Viva Goods Co. Ltd.	24,000	1,529
Wharf Holdings Ltd.	73,000	169,867
Yincheng International Holding Co. Ltd.(1)	4,000	—
Youzan Technology Ltd.(1)	80,000	1,115
		910,494
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	41,718	170,876
MOL Hungarian Oil & Gas PLC	47,544	352,521
OTP Bank Nyrt	15,590	956,826
Richter Gedeon Nyrt	6,276	174,834
		1,655,057
India — 20.0%
20 Microns Ltd.	5,667	11,185
360 ONE WAM Ltd.	10,948	125,492
3M India Ltd.	187	56,441
63 Moons Technologies Ltd.	4,379	34,829
Aadhar Housing Finance Ltd.(1)	21,587	94,663
Aarti Drugs Ltd.	4,275	17,197
Aarti Industries Ltd.	21,152	91,264
Aarti Pharmalabs Ltd.	8,346	70,249
Aavas Financiers Ltd.(1)	6,784	131,394
ABB India Ltd.	2,252	127,641
ACC Ltd.	6,924	144,551
14

Avantis Emerging Markets Equity Fund
	Shares	Value
Accelya Solutions India Ltd.	926	$13,659
Action Construction Equipment Ltd.	7,994	96,495
Adani Energy Solutions Ltd.(1)	13,550	101,437
Adani Enterprises Ltd.	8,518	205,133
Adani Green Energy Ltd.(1)	6,990	62,230
Adani Ports & Special Economic Zone Ltd.	23,162	284,810
Adani Power Ltd.(1)	54,617	300,701
Adani Total Gas Ltd.	8,578	54,960
Aditya Birla Capital Ltd.(1)	66,865	120,038
Aditya Birla Sun Life Asset Management Co. Ltd.	16,335	115,579
Aegis Logistics Ltd.	15,280	133,340
Agarwal Industrial Corp. Ltd.	1,367	13,895
AGI Greenpac Ltd.	7,217	52,750
AIA Engineering Ltd.	2,717	97,702
Ajanta Pharma Ltd.	3,028	86,300
Akzo Nobel India Ltd.	800	28,490
Alembic Ltd.	9,345	9,798
Alembic Pharmaceuticals Ltd.	8,197	69,846
Alivus Life Sciences Ltd.(1)	5,884	59,719
Alkyl Amines Chemicals	545	9,943
Allcargo Logistics Ltd.	39,128	13,963
Allcargo Terminals Ltd.(1)	9,782	3,196
Allied Digital Services Ltd.	9,140	21,004
Alok Industries Ltd.(1)	30,788	5,427
Amara Raja Energy & Mobility Ltd.	20,664	232,064
Amber Enterprises India Ltd.(1)	4,238	274,114
Ambuja Cements Ltd.	25,656	137,080
Anand Rathi Wealth Ltd.	899	41,280
Anant Raj Ltd.	18,514	98,788
Andhra Paper Ltd.	16,070	13,958
Andhra Sugars Ltd.	20,345	16,615
Angel One Ltd.	12,556	313,289
Anup Engineering Ltd.	2,895	92,869
APL Apollo Tubes Ltd.	12,471	205,801
Apollo Hospitals Enterprise Ltd.	6,776	470,228
Apollo Tyres Ltd.	65,347	281,196
Aptus Value Housing Finance India Ltd.	31,655	111,728
Archean Chemical Industries Ltd.	14,564	84,233
Arvind Fashions Ltd.	18,421	80,510
Arvind Ltd.	33,494	130,359
Arvind SmartSpaces Ltd.	2,390	18,597
Asahi India Glass Ltd.	13,935	98,593
Ashok Leyland Ltd.	108,913	266,626
Ashoka Buildcon Ltd.(1)	52,270	103,610
Asian Paints Ltd.	17,466	436,136
Aster DM Healthcare Ltd.	66,679	308,971
Astral Ltd.	2,185	33,460
AstraZeneca Pharma India Ltd.	87	6,679
Atul Ltd.	1,013	61,633
AU Small Finance Bank Ltd.	28,817	187,317
AurionPro Solutions Ltd.	629	9,859
Aurobindo Pharma Ltd.(1)	24,462	296,954
Aurum Proptech Ltd.(1)	376	735
Avanti Feeds Ltd.	9,135	72,678
15

Avantis Emerging Markets Equity Fund
	Shares	Value
Avenue Supermarts Ltd.(1)	2,943	$114,740
Axis Bank Ltd., GDR	34,119	1,981,061
Bajaj Auto Ltd.	4,070	368,986
Bajaj Consumer Care Ltd.(1)	15,148	27,014
Bajaj Finance Ltd.	21,699	2,126,944
Bajaj Finserv Ltd.	21,573	463,730
Bajaj Healthcare Ltd.	4,557	31,578
Bajaj Hindusthan Sugar Ltd.(1)	221,576	47,553
Bajel Projects Ltd.(1)	5,663	10,653
Balaji Amines Ltd.	1,730	25,701
Balkrishna Industries Ltd.	8,777	263,112
Balrampur Chini Mills Ltd.	18,717	95,476
Banco Products India Ltd.	17,849	64,865
Bandhan Bank Ltd.	137,932	223,722
Bank of Baroda	110,705	250,895
Bank of Maharashtra	85,420	45,638
BASF India Ltd.	1,301	63,871
Bata India Ltd.	9,595	134,442
Bayer CropScience Ltd.	2,286	124,121
BEML Ltd.	4,064	114,778
Berger Paints India Ltd.	8,059	45,203
Best Agrolife Ltd.	1,760	5,233
Bhansali Engineering Polymers Ltd.	21,758	25,068
Bharat Bijlee Ltd.	1,734	49,839
Bharat Electronics Ltd.	198,690	563,979
Bharat Forge Ltd.	21,353	249,123
Bharat Heavy Electricals Ltd.	85,846	177,414
Bharat Petroleum Corp. Ltd.	166,500	454,612
Bharat Rasayan Ltd.	217	24,306
Bharti Airtel Ltd.	26,351	474,987
Bharti Airtel Ltd.	1,882	24,104
Bikaji Foods International Ltd.	7,260	52,871
Biocon Ltd.	11,885	41,248
Birla Corp. Ltd.	2,240	25,004
Birlasoft Ltd.	44,349	216,367
Black Box Ltd.(1)	3,855	16,481
Bliss Gvs Pharma Ltd.	23,549	33,760
BLS International Services Ltd.	11,482	44,819
Blue Dart Express Ltd.	1,074	73,769
Blue Jet Healthcare Ltd.	5,067	43,716
Blue Star Ltd.	5,032	110,837
Bombay Burmah Trading Co.	4,932	93,887
Bombay Dyeing & Manufacturing Co. Ltd.	27,868	40,667
Bosch Ltd.	143	43,462
Brigade Enterprises Ltd.	15,481	168,747
Brightcom Group Ltd.(1)	188,567	22,088
Britannia Industries Ltd.	8,076	425,072
BSE Ltd.	11,372	607,187
Camlin Fine Sciences Ltd.(1)	22,666	37,281
Campus Activewear Ltd.	17,472	52,352
Can Fin Homes Ltd.	21,005	139,444
Canara Bank	217,684	202,775
Capacit'e Infraprojects Ltd.(1)	13,971	48,503
Carborundum Universal Ltd.	4,834	46,061
16

Avantis Emerging Markets Equity Fund
	Shares	Value
Care Ratings Ltd.	1,529	$19,655
Carysil Ltd.	1,860	10,985
Castrol India Ltd.	72,396	177,147
Ceat Ltd.	6,233	180,844
Central Depository Services India Ltd.	7,705	98,223
Century Plyboards India Ltd.	183	1,515
Cera Sanitaryware Ltd.	402	24,361
CESC Ltd.	62,905	94,664
CG Power & Industrial Solutions Ltd.(1)	27,275	179,575
Chalet Hotels Ltd.(1)	11,252	95,140
Chambal Fertilisers & Chemicals Ltd.	40,425	247,970
Chemcon Speciality Chemicals Ltd.(1)	561	1,230
Chemplast Sanmar Ltd.(1)	17,320	80,322
Chennai Petroleum Corp. Ltd.	12,992	67,419
Cholamandalam Financial Holdings Ltd.	8,542	161,071
Cholamandalam Investment & Finance Co. Ltd.	46,829	754,591
CIE Automotive India Ltd.	11,356	49,049
Cigniti Technologies Ltd.(1)	6,204	94,174
Cipla Ltd.	33,201	536,038
City Union Bank Ltd.	70,886	120,279
CMS Info Systems Ltd.	45,867	241,023
Coal India Ltd.	129,719	550,633
Cochin Shipyard Ltd.	5,900	86,321
Coforge Ltd.	3,111	263,786
Colgate-Palmolive India Ltd.	11,345	319,954
Computer Age Management Services Ltd.	5,764	208,541
Container Corp. of India Ltd.	11,799	84,508
Coromandel International Ltd.	22,622	432,518
Cosmo First Ltd.	5,636	38,795
Craftsman Automation Ltd.	2,692	139,047
CreditAccess Grameen Ltd.	5,896	62,281
CRISIL Ltd.	2,325	116,700
Crompton Greaves Consumer Electricals Ltd.	42,692	157,147
Cummins India Ltd.	7,999	249,673
Cyient Ltd.	12,879	187,671
Dabur India Ltd.	25,853	146,089
Dalmia Bharat Ltd.	5,784	112,064
Dalmia Bharat Sugar & Industries Ltd.	1,638	5,796
Datamatics Global Services Ltd.	5,211	34,210
DB Corp. Ltd.	13,014	30,333
DCB Bank Ltd.	38,727	46,328
DCM Shriram Industries Ltd.	6,912	12,249
DCM Shriram Ltd.	6,921	76,003
DCW Ltd.(1)	38,894	32,538
Deepak Fertilisers & Petrochemicals Corp. Ltd.	16,910	185,191
Deepak Nitrite Ltd.	5,774	122,624
Delta Corp. Ltd.	3,208	3,409
Devyani International Ltd.(1)	51,787	98,203
Dhani Services Ltd.(1)	50,141	33,448
Dilip Buildcon Ltd.	10,399	49,327
Dish TV India Ltd.(1)	221,711	16,326
Dishman Carbogen Amcis Ltd.(1)	11,349	26,013
Divi's Laboratories Ltd.	3,904	244,841
Dixon Technologies India Ltd.	2,520	403,984
17

Avantis Emerging Markets Equity Fund
	Shares	Value
DLF Ltd.	25,071	$183,356
D-Link India Ltd.	5,282	22,232
Dr. Lal PathLabs Ltd.	2,456	64,992
Dr. Reddy's Laboratories Ltd., ADR	30,679	392,078
Dwarikesh Sugar Industries Ltd.(1)	31,044	13,676
Dynamatic Technologies Ltd.	70	5,444
E2E Networks Ltd.(1)	375	7,792
eClerx Services Ltd.	7,072	229,659
Edelweiss Financial Services Ltd.	128,351	132,551
Eicher Motors Ltd.	5,971	326,555
EID Parry India Ltd.(1)	23,743	180,954
EIH Ltd.	23,266	85,273
Elecon Engineering Co. Ltd.	16,414	77,968
Electrosteel Castings Ltd.	36,739	39,276
Emami Ltd.	34,735	211,144
Endurance Technologies Ltd.	3,250	65,826
Epack Durable Ltd.(1)	14,162	60,491
Epigral Ltd.	2,722	50,423
EPL Ltd.	46,019	103,524
Equinox India Developments Ltd.(1)	46,013	60,859
Equitas Small Finance Bank Ltd.	112,358	73,334
Escorts Kubota Ltd.	4,276	140,561
Ester Industries Ltd.(1)	7,600	11,391
Eveready Industries India Ltd.	9,278	32,108
Everest Industries Ltd.	1,312	8,052
Everest Kanto Cylinder Ltd.	12,621	17,267
Excel Industries Ltd.	1,451	14,442
Exicom Tele-Systems Ltd.(1)	5,373	9,481
Exide Industries Ltd.	50,863	202,895
FDC Ltd.	1,453	6,365
Federal Bank Ltd.	249,215	508,729
Federal-Mogul Goetze India Ltd.(1)	5,784	21,912
FIEM Industries Ltd.	1,560	24,569
Filatex India Ltd.	43,459	19,937
Fine Organic Industries Ltd.	1,901	76,363
Fineotex Chemical Ltd.	5,957	15,621
Finolex Cables Ltd.	4,004	37,466
Finolex Industries Ltd.	51,489	101,032
Five-Star Business Finance Ltd.(1)	27,693	242,086
Force Motors Ltd.	351	26,844
Fortis Healthcare Ltd.	69,769	491,440
G R Infraprojects Ltd.(1)	4,953	57,189
Gabriel India Ltd.	10,034	53,477
GAIL India Ltd.	118,569	213,227
Galaxy Surfactants Ltd.	260	6,522
Garware Technical Fibres Ltd.	8,469	73,170
GE Vernova T&D India Ltd.	6,299	97,046
Geojit Financial Services Ltd.	25,322	20,794
GHCL Ltd.	11,424	75,743
GHCL Textiles Ltd.	5,163	4,430
GIC Housing Finance Ltd.	7,865	14,986
Gillette India Ltd.	1,040	93,874
Gland Pharma Ltd.	3,180	56,670
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	40,445
18

Avantis Emerging Markets Equity Fund
	Shares	Value
Glenmark Pharmaceuticals Ltd.	32,825	$481,608
Global Health Ltd.(1)	6,568	86,539
Globus Spirits Ltd.	1,530	15,204
GMM Pfaudler Ltd.	5,881	74,639
GMR Airports Ltd.(1)	115,370	92,298
GMR Power & Urban Infra Ltd.(1)	12,421	14,176
GNA Axles Ltd.	1,572	5,405
Go Fashion India Ltd.(1)	1,500	12,187
Godawari Power & Ispat Ltd.	63,770	114,404
Godrej Agrovet Ltd.	8,470	69,501
Godrej Consumer Products Ltd.	6,465	74,525
Godrej Properties Ltd.(1)	3,460	77,198
Gokaldas Exports Ltd.(1)	4,096	38,261
Gokul Agro Resources Ltd.(1)	17,054	51,402
Goldiam International Ltd.	9,189	38,764
Granules India Ltd.	14,660	77,562
Graphite India Ltd.	10,458	47,023
Grasim Industries Ltd.	12,195	322,637
Great Eastern Shipping Co. Ltd.	25,386	236,323
Greaves Cotton Ltd.	35,619	93,921
Greenpanel Industries Ltd.	7,398	22,832
Greenply Industries Ltd.	13,704	42,922
Grindwell Norton Ltd.	1,853	30,489
Gujarat Alkalies & Chemicals Ltd.	3,254	19,538
Gujarat Ambuja Exports Ltd.	30,364	36,155
Gujarat Fluorochemicals Ltd.	757	31,156
Gujarat Gas Ltd.	22,547	95,732
Gujarat Industries Power Co. Ltd.	9,040	16,456
Gujarat Mineral Development Corp. Ltd.	9,795	27,213
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	68,293
Gujarat Pipavav Port Ltd.	57,229	82,112
Gujarat State Fertilizers & Chemicals Ltd.	38,670	74,419
Gujarat State Petronet Ltd.	63,517	198,575
Gulf Oil Lubricants India Ltd.	5,694	71,816
Hathway Cable & Datacom Ltd.(1)	53,179	8,079
Havells India Ltd.	17,068	278,243
HCL Technologies Ltd.	75,987	1,375,301
HDFC Asset Management Co. Ltd.	9,741	405,678
HDFC Bank Ltd.	242,353	4,823,853
HDFC Life Insurance Co. Ltd.	28,671	200,278
HealthCare Global Enterprises Ltd.(1)	10,614	60,993
HEG Ltd.	12,544	51,677
HeidelbergCement India Ltd.	18,473	40,763
Heritage Foods Ltd.	14,642	61,018
Hero MotoCorp Ltd.	15,685	662,420
HFCL Ltd.	55,288	50,392
HG Infra Engineering Ltd.	4,795	53,237
Hikal Ltd.	6,930	27,914
HIL Ltd.	531	10,668
Himadri Speciality Chemical Ltd., ADR	30,894	144,988
Himatsingka Seide Ltd.	16,480	21,428
Hindalco Industries Ltd.	159,059	1,161,535
Hinduja Global Solutions Ltd.	630	3,803
Hindustan Aeronautics Ltd.	12,155	431,605
19

Avantis Emerging Markets Equity Fund
	Shares	Value
Hindustan Construction Co. Ltd.(1)	50,687	$13,790
Hindustan Oil Exploration Co. Ltd.(1)	12,291	25,512
Hindustan Petroleum Corp. Ltd.	186,739	630,130
Hindustan Unilever Ltd.	29,043	728,035
Hitachi Energy India Ltd.	989	128,417
HI-Tech Pipes Ltd.	26,394	31,466
Home First Finance Co. India Ltd.	5,952	69,589
Honda India Power Products Ltd.	797	17,793
Housing & Urban Development Corp. Ltd.	16,313	31,053
Huhtamaki India Ltd.	5,133	10,373
I G Petrochemicals Ltd.	1,499	7,428
ICICI Bank Ltd., ADR	181,418	5,057,934
ICICI Lombard General Insurance Co. Ltd.	7,483	144,937
ICICI Prudential Life Insurance Co. Ltd.	9,480	59,931
IDFC First Bank Ltd.(1)	409,345	274,719
IFCI Ltd.(1)	199,888	94,930
IIFL Capital Services Ltd.	43,723	109,890
IIFL Finance Ltd.(1)	71,101	246,666
India Cements Ltd.(1)	19,560	56,815
India Glycols Ltd.	4,674	56,436
India Shelter Finance Corp. Ltd.(1)	2,795	23,367
IndiaMart InterMesh Ltd.	2,868	64,679
Indian Bank	32,035	187,912
Indian Energy Exchange Ltd.	51,181	91,974
Indian Hotels Co. Ltd.	34,514	283,890
Indian Hume Pipe Co. Ltd.	4,662	17,249
Indian Metals & Ferro Alloys Ltd.	3,462	24,728
Indian Oil Corp. Ltd.	229,124	299,167
Indian Railway Catering & Tourism Corp. Ltd.	9,660	74,460
Indian Renewable Energy Development Agency Ltd.(1)	32,696	58,921
Indo Count Industries Ltd.	10,682	32,458
Indraprastha Gas Ltd.	55,046	120,044
Indraprastha Medical Corp. Ltd.	16,933	69,479
Indus Towers Ltd.(1)	176,045	654,456
IndusInd Bank Ltd.	14,815	168,377
Info Edge India Ltd.	4,126	331,611
Infosys Ltd., ADR(2)	204,496	4,110,370
Ingersoll Rand India Ltd.	307	11,160
Intellect Design Arena Ltd.	9,903	75,733
InterGlobe Aviation Ltd.(1)	13,040	670,211
IOL Chemicals & Pharmaceuticals Ltd.	5,993	20,968
ION Exchange India Ltd.	5,549	31,810
Ipca Laboratories Ltd.	11,799	183,464
IRB Infrastructure Developers Ltd.	335,640	167,549
IRCON International Ltd.	61,079	99,798
ISGEC Heavy Engineering Ltd.	8,502	90,678
ITD Cementation India Ltd.	23,620	145,559
J Kumar Infraprojects Ltd.	6,357	49,159
Jagran Prakashan Ltd.	9,956	7,689
Jai Balaji Industries Ltd.(1)	26,950	40,530
Jai Corp. Ltd.	9,007	9,860
Jain Irrigation Systems Ltd.(1)	59,660	37,916
Jaiprakash Associates Ltd.(1)	47,432	2,119
Jaiprakash Power Ventures Ltd.(1)	699,678	107,351
20

Avantis Emerging Markets Equity Fund
	Shares	Value
Jammu & Kashmir Bank Ltd.	107,723	$117,521
Jamna Auto Industries Ltd.	52,330	42,790
Jash Engineering Ltd.	5,310	32,808
JB Chemicals & Pharmaceuticals Ltd.	9,914	186,762
Jindal Drilling & Industries Ltd.	2,127	19,106
Jindal Poly Films Ltd.	1,475	10,938
Jindal Saw Ltd.	53,281	150,863
Jindal Stainless Ltd.	56,432	379,189
Jindal Steel & Power Ltd.	37,888	373,672
Jio Financial Services Ltd.(1)	191,278	456,921
JK Cement Ltd.	4,664	234,809
JK Lakshmi Cement Ltd.	14,332	110,322
JK Paper Ltd.	25,337	83,673
JK Tyre & Industries Ltd.	22,186	67,495
JM Financial Ltd.	103,344	109,799
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	2,120	39,487
JSW Energy Ltd.	42,000	224,040
JSW Steel Ltd.	33,287	363,851
Jubilant Foodworks Ltd.	40,011	287,652
Jubilant Ingrevia Ltd.	12,275	86,838
Jubilant Pharmova Ltd.	7,752	80,414
Just Dial Ltd.(1)	979	9,450
Jyoti Structures Ltd.(1)	124,893	24,314
Jyoti Structures Ltd.(1)	43,232	8,374
Kajaria Ceramics Ltd.	9,194	89,937
Kalpataru Projects International Ltd.	19,004	191,985
Kalyan Jewellers India Ltd.	4,962	26,404
Kalyani Steels Ltd.	2,407	20,251
Kansai Nerolac Paints Ltd.	14,918	38,767
Karnataka Bank Ltd.	37,244	71,814
Karur Vysya Bank Ltd.	107,594	248,463
Kaveri Seed Co. Ltd.	5,784	66,333
Kaynes Technology India Ltd.(1)	769	36,710
KCP Ltd.	19,748	38,990
KEC International Ltd.	37,089	292,723
KEI Industries Ltd.	5,262	185,678
Kellton Tech Solutions Ltd.(1)	7,681	9,606
Kennametal India Ltd.	279	6,488
Kfin Technologies Ltd.	7,063	70,925
Kiri Industries Ltd.(1)	8,250	49,879
Kirloskar Brothers Ltd.	2,915	53,369
Kirloskar Ferrous Industries Ltd.	11,193	58,402
Kirloskar Oil Engines Ltd.	9,101	60,129
KNR Constructions Ltd.	38,774	98,276
Kolte-Patil Developers Ltd.	1,397	4,013
Kopran Ltd.	1,454	2,810
Kotak Mahindra Bank Ltd.	83,433	1,822,851
KPIT Technologies Ltd.	15,137	208,332
KPR Mill Ltd.	5,470	50,343
KRBL Ltd.	8,855	25,762
Krishna Institute of Medical Sciences Ltd.(1)	29,931	178,623
L&T Finance Ltd.	138,701	214,722
L&T Technology Services Ltd.	955	49,815
LA Opala RG Ltd.	4,256	9,911
21

Avantis Emerging Markets Equity Fund
	Shares	Value
Larsen & Toubro Ltd.	54,084	$1,966,078
Laurus Labs Ltd.	27,240	164,767
Laxmi Organic Industries Ltd.	22,759	45,967
LG Balakrishnan & Bros Ltd.	4,509	62,033
LIC Housing Finance Ltd.	48,332	276,262
Lincoln Pharmaceuticals Ltd.	1,473	8,807
Linde India Ltd.	348	23,709
Lloyds Metals & Energy Ltd.	10,764	126,294
LT Foods Ltd.	21,706	84,666
LTIMindtree Ltd.	6,465	346,822
Lupin Ltd.	17,797	388,605
LUX Industries Ltd.	1,558	23,141
Macrotech Developers Ltd.	10,590	137,516
Mahanagar Gas Ltd.	15,132	215,200
Maharashtra Scooters Ltd.	356	37,616
Maharashtra Seamless Ltd.	14,871	104,749
Mahindra & Mahindra Financial Services Ltd.	76,283	236,927
Mahindra & Mahindra Ltd.	57,486	1,706,004
Mahindra Holidays & Resorts India Ltd.(1)	11,646	39,323
Mahindra Lifespace Developers Ltd.	2,988	10,869
Mahindra Logistics Ltd.	3,262	9,281
Maithan Alloys Ltd.	2,266	22,606
Man Infraconstruction Ltd.	17,927	30,492
Manali Petrochemicals Ltd.	9,199	6,473
Manappuram Finance Ltd.	161,805	373,687
Mangalam Cement Ltd.	4,384	36,164
Mangalore Chemicals & Fertilizers Ltd.	11,470	17,319
Mankind Pharma Ltd.(1)	8,430	221,607
Marico Ltd.	34,196	235,232
Marksans Pharma Ltd.	42,291	99,451
Maruti Suzuki India Ltd.	9,553	1,309,501
MAS Financial Services Ltd.	4,887	13,112
Matrimony.com Ltd.	690	4,224
Max Financial Services Ltd.(1)	13,366	153,124
Max Healthcare Institute Ltd.	29,805	334,377
Mayur Uniquoters Ltd.	3,364	18,078
Mazagon Dock Shipbuilders Ltd.	4,276	104,972
Medplus Health Services Ltd.(1)	3,363	27,540
Meghmani Organics Ltd.(1)	29,589	21,148
Metropolis Healthcare Ltd.(1)	1,019	18,544
Minda Corp. Ltd.	8,086	44,701
Mirza International Ltd.(1)	9,808	3,388
MOIL Ltd.	7,182	23,960
Monarch Networth Capital Ltd.	3,201	12,146
Motherson Sumi Wiring India Ltd.	157,209	84,812
Motilal Oswal Financial Services Ltd.	33,965	229,910
Mphasis Ltd.	14,664	379,803
MRF Ltd.	329	397,190
Mrs Bectors Food Specialities Ltd.	1,497	22,630
Muthoot Finance Ltd.	15,724	384,886
Narayana Hrudayalaya Ltd.	15,781	261,409
Natco Pharma Ltd.	16,139	142,640
National Aluminium Co. Ltd.	175,175	359,293
National Fertilizers Ltd.	10,348	9,323
22

Avantis Emerging Markets Equity Fund
	Shares	Value
Nava Ltd.	43,208	$197,622
Navin Fluorine International Ltd.	7,125	307,174
NCC Ltd.	106,551	214,674
NELCO Ltd.	1,884	16,326
NESCO Ltd.	1,414	14,112
Nestle India Ltd.	8,314	208,500
Network18 Media & Investments Ltd.(1)	48,250	22,899
Neuland Laboratories Ltd.	759	92,438
Newgen Software Technologies Ltd.	7,611	81,940
NHPC Ltd.	154,547	129,803
NIIT Learning Systems Ltd.	7,767	37,363
NIIT Ltd.	9,326	11,981
Nippon Life India Asset Management Ltd.	20,520	121,044
Nitin Spinners Ltd.	3,812	13,469
NLC India Ltd.	40,252	96,035
NMDC Ltd.	537,979	386,775
NOCIL Ltd.	17,520	34,806
NTPC Ltd.	279,631	1,000,926
Nucleus Software Exports Ltd.	1,557	15,267
Nuvama Wealth Management Ltd.	3,120	193,429
Oberoi Realty Ltd.	9,619	164,152
Oil & Natural Gas Corp. Ltd.	270,546	701,538
Oil India Ltd.	83,692	329,843
One 97 Communications Ltd.(1)	27,542	226,833
Onesource Specialty Pharma Ltd.(1)	6,946	98,288
OnMobile Global Ltd.(1)	3,493	1,989
Oracle Financial Services Software Ltd.	2,888	258,101
Orient Cement Ltd.	33,527	126,855
Orient Electric Ltd.	31,070	70,620
Orient Green Power Co. Ltd.(1)	182,034	25,031
Page Industries Ltd.	613	284,433
Paisalo Digital Ltd.	72,148	30,777
Panama Petrochem Ltd.	4,381	17,661
Paradeep Phosphates Ltd.	118,047	117,909
Patel Engineering Ltd.(1)	50,264	25,156
PB Fintech Ltd.(1)	6,905	116,408
PC Jeweller Ltd.(1)	244,100	31,752
Pearl Global Industries Ltd.	6,126	94,342
Pennar Industries Ltd.(1)	21,103	38,044
Persistent Systems Ltd.	7,634	465,664
Petronet LNG Ltd.	149,699	487,130
Phoenix Mills Ltd.	9,365	166,301
PI Industries Ltd.	8,669	299,498
Pidilite Industries Ltd.	7,790	236,913
Piramal Enterprises Ltd.	14,151	142,090
Piramal Pharma Ltd.	50,878	111,069
PIX Transmissions Ltd.	2,307	37,843
PNB Housing Finance Ltd.(1)	22,550	197,749
PNC Infratech Ltd.	17,907	53,401
Pokarna Ltd.	3,522	44,600
Polycab India Ltd.	1,929	104,415
Polyplex Corp. Ltd.	3,736	46,624
Pondy Oxides & Chemicals Ltd.	3,814	25,293
Poonawalla Fincorp Ltd.(1)	8,485	27,447
23

Avantis Emerging Markets Equity Fund
	Shares	Value
Power Finance Corp. Ltd.	166,731	$701,771
Power Grid Corp. of India Ltd.	301,760	868,804
Power Mech Projects Ltd.	1,510	31,281
Prakash Industries Ltd.	29,875	48,917
Prakash Pipes Ltd.	3,503	16,162
Precision Camshafts Ltd.	8,326	15,902
Prestige Estates Projects Ltd.	8,021	103,729
Pricol Ltd.(1)	15,569	71,220
Prime Focus Ltd.(1)	11,944	13,034
Prince Pipes & Fittings Ltd.	10,830	35,577
Prism Johnson Ltd.(1)	20,331	26,600
Privi Speciality Chemicals Ltd.	2,429	40,788
Prudent Corporate Advisory Services Ltd.	1,266	24,014
PSP Projects Ltd.(1)	2,983	21,260
PTC India Ltd.	56,480	90,148
Pudumjee Paper Products Ltd.	10,757	12,603
Punjab National Bank	135,752	136,731
Quess Corp. Ltd.	6,356	43,542
R Systems International Ltd.	4,643	16,883
Railtel Corp. of India Ltd.	23,973	77,593
Rain Industries Ltd.	50,160	70,102
Rainbow Children's Medicare Ltd.	10,147	143,941
Rajesh Exports Ltd.(1)	5,055	9,247
Rallis India Ltd.	2,331	5,610
Ramco Cements Ltd.	28,996	276,038
Ramco Industries Ltd.	5,549	14,608
Ramkrishna Forgings Ltd.	14,795	110,009
Ramky Infrastructure Ltd.(1)	5,433	26,670
Rashtriya Chemicals & Fertilizers Ltd.	39,385	53,066
Ratnamani Metals & Tubes Ltd.	2,566	72,261
RattanIndia Power Ltd.(1)	123,095	12,627
Raymond Lifestyle Ltd.(1)	1	12
Raymond Ltd.	7,599	112,716
RBL Bank Ltd.	83,585	152,326
REC Ltd.	148,289	617,692
Redington Ltd.	104,302	268,240
Redtape Ltd.	7,864	13,080
Relaxo Footwears Ltd.	466	2,279
Reliance Industrial Infrastructure Ltd.	626	5,673
Reliance Industries Ltd., GDR	66,999	3,666,943
Reliance Infrastructure Ltd.(1)	38,258	93,304
Reliance Power Ltd.(1)	508,308	194,418
Religare Enterprises Ltd.(1)	31,562	81,546
Repco Home Finance Ltd.	8,841	33,488
Restaurant Brands Asia Ltd.(1)	32,620	23,871
Rico Auto Industries Ltd.	24,063	17,594
RITES Ltd.	18,982	44,688
RPG Life Sciences Ltd.	1,162	27,789
Rupa & Co. Ltd.	2,495	5,464
Safari Industries India Ltd.	562	13,777
SAMHI Hotels Ltd.(1)	20,812	34,396
Sammaan Capital Ltd.	107,910	137,122
Samvardhana Motherson International Ltd.	238,188	325,323
Sandhar Technologies Ltd.	3,964	15,650
24

Avantis Emerging Markets Equity Fund
	Shares	Value
Sanghvi Movers Ltd.	7,262	$17,633
Sanofi Consumer Healthcare India Ltd.(1)	1,759	91,541
Sanofi India Ltd.	1,521	87,245
Sansera Engineering Ltd.	13,129	168,666
Sapphire Foods India Ltd.(1)	33,682	119,804
Sarda Energy & Minerals Ltd.	24,382	126,922
Saregama India Ltd.	1,980	10,080
SBFC Finance Ltd.(1)	95,684	97,072
SBI Cards & Payment Services Ltd.	35,104	337,997
SBI Life Insurance Co. Ltd.	11,654	191,196
Schaeffler India Ltd.	875	30,698
Schneider Electric Infrastructure Ltd.(1)	4,184	29,440
SEAMEC Ltd.(1)	2,359	25,336
Selan Exploration Technology Ltd.(1)	1,229	7,131
Servotech Renewable Power System Ltd.	30,777	39,696
Shaily Engineering Plastics Ltd.	748	13,035
Sharda Cropchem Ltd.	4,645	26,434
Share India Securities Ltd.	16,719	36,161
Shipping Corp. of India Land & Assets Ltd.	5,563	2,891
Shipping Corp. of India Ltd.	36,362	61,025
Shoppers Stop Ltd.(1)	2,091	12,517
Shree Cement Ltd.	650	203,386
Shree Renuka Sugars Ltd.(1)	13,699	4,340
Shriram Finance Ltd.	189,089	1,341,350
Shriram Pistons & Rings Ltd.	2,729	57,961
Shyam Metalics & Energy Ltd.	15,545	126,993
Siemens Ltd.	2,965	157,542
Siyaram Silk Mills Ltd.	3,903	26,947
SJS Enterprises Ltd.	232	2,268
SJVN Ltd.	41,004	39,759
SKF India Ltd.	2,738	115,955
Skipper Ltd.	7,117	32,163
SMC Global Securities Ltd.	10,364	13,649
Sobha Ltd.	9,655	132,914
Solar Industries India Ltd.	1,815	181,854
Solara Active Pharma Sciences Ltd.(1)	3,164	17,138
Sona Blw Precision Forgings Ltd.	30,331	172,064
Sonata Software Ltd.	26,654	110,397
South Indian Bank Ltd.	308,995	84,503
Southern Petrochemical Industries Corp. Ltd.	17,726	15,305
Spandana Sphoorty Financial Ltd.(1)	2,425	7,011
SpiceJet Ltd.(1)	31,227	16,503
SRF Ltd.	8,805	282,037
Star Cement Ltd.(1)	27,251	63,290
State Bank of India, GDR	13,877	1,096,554
Steel Strips Wheels Ltd.	10,643	21,624
Sterling Tools Ltd.	6,076	23,309
Sterlite Technologies Ltd.(1)	13,985	13,863
Stove Kraft Ltd.	4,034	33,062
Strides Pharma Science Ltd.	20,743	147,256
Stylam Industries Ltd.(1)	2,525	45,685
Sudarshan Chemical Industries Ltd.	8,677	86,224
Sula Vineyards Ltd.	5,406	15,730
Sumitomo Chemical India Ltd.	4,396	23,232
25

Avantis Emerging Markets Equity Fund
	Shares	Value
Sun Pharmaceutical Industries Ltd.	41,446	$755,881
Sun TV Network Ltd.	19,960	128,540
Sundaram Finance Ltd.	2,903	151,066
Sundram Fasteners Ltd.	6,323	67,666
Sunflag Iron & Steel Co. Ltd.(1)	6,118	14,792
Sunteck Realty Ltd.	3,995	16,757
Supreme Industries Ltd.	4,667	178,420
Supreme Petrochem Ltd.	13,676	84,029
Surya Roshni Ltd.	20,466	50,252
Suryoday Small Finance Bank Ltd.(1)	13,374	17,368
Suven Pharmaceuticals Ltd.(1)	14,062	195,707
Suzlon Energy Ltd.(1)	310,060	177,513
Swan Energy Ltd.	3,528	16,574
Syngene International Ltd.	24,696	184,702
TAJGVK Hotels & Resorts Ltd.	4,746	24,410
Tamil Nadu Newsprint & Papers Ltd.	7,235	10,529
Tamilnadu Petroproducts Ltd.	7,021	5,440
Tanla Platforms Ltd.	12,047	60,465
Tata Chemicals Ltd.	18,243	162,760
Tata Communications Ltd.	12,690	197,095
Tata Consultancy Services Ltd.	45,686	1,826,551
Tata Consumer Products Ltd.	10,750	118,962
Tata Elxsi Ltd.	2,746	170,407
Tata Investment Corp. Ltd.	1,603	111,580
Tata Motors Ltd.	132,439	945,380
Tata Power Co. Ltd.	66,073	257,580
Tata Steel Ltd.	787,907	1,244,544
Tata Teleservices Maharashtra Ltd.(1)	18,159	12,441
TCI Express Ltd.	457	3,552
TeamLease Services Ltd.(1)	1,073	23,953
Tech Mahindra Ltd.	28,619	489,854
Tega Industries Ltd.	2,921	44,358
Thanga Mayil Jewellery Ltd.	1,806	39,139
Thanga Mayil Jewellery Ltd.	240	5,179
Thermax Ltd.	2,239	83,410
Thirumalai Chemicals Ltd.	10,204	24,844
Thomas Cook India Ltd.	37,139	53,228
Thyrocare Technologies Ltd.	3,170	25,045
Time Technoplast Ltd.	12,032	49,477
Tips Music Ltd.	8,489	57,497
Titan Co. Ltd.	9,629	340,368
Torrent Pharmaceuticals Ltd.	9,046	305,591
Torrent Power Ltd.	13,079	189,991
Tourism Finance Corp. of India Ltd.	16,582	28,310
TransIndia Real Estate Ltd.	9,782	3,226
Transport Corp. of India Ltd.	1,642	16,985
Trent Ltd.	5,307	295,887
Trident Ltd.	188,086	55,812
Triveni Engineering & Industries Ltd.	12,778	51,301
Triveni Turbine Ltd.	13,896	77,797
TTK Prestige Ltd.	2,696	19,312
Tube Investments of India Ltd.	4,500	127,188
TV Today Network Ltd.	2,282	4,102
TVS Motor Co. Ltd.	3,946	100,783
26

Avantis Emerging Markets Equity Fund
	Shares	Value
Uflex Ltd.	10,549	$54,550
Ujjivan Small Finance Bank Ltd.	138,471	51,124
UltraTech Cement Ltd.	4,973	577,855
Union Bank of India Ltd.	193,333	249,956
United Spirits Ltd.	15,196	223,660
UNO Minda Ltd.	9,825	93,114
UPL Ltd.	69,004	500,963
UPL Ltd.(1)	8,625	25,943
Usha Martin Ltd.	23,690	80,503
UTI Asset Management Co. Ltd.	9,790	105,632
Vaibhav Global Ltd.	1,025	2,667
Valiant Organics Ltd.(1)	1,671	5,117
Vardhman Textiles Ltd.	23,963	104,391
Varroc Engineering Ltd.(1)	8,583	41,618
Varun Beverages Ltd.	62,524	312,511
Vedant Fashions Ltd.	5,139	49,720
Vedanta Ltd.	171,687	780,882
Veedol Corporation Ltd.	360	5,958
Venky's India Ltd.	238	4,465
V-Guard Industries Ltd.	15,534	55,039
Vijaya Diagnostic Centre Ltd.	7,454	78,282
Vimta Labs Ltd.	2,317	23,007
Vinati Organics Ltd.	654	11,419
VIP Industries Ltd.(1)	11,408	39,583
Vishnu Chemicals Ltd.	3,320	15,146
VL E-Governance & IT Solutions Ltd.(1)	10,240	6,495
V-Mart Retail Ltd.(1)	2,014	69,055
Vodafone Idea Ltd.(1)	232,783	20,219
Voltamp Transformers Ltd.	484	34,930
Voltas Ltd.	5,043	76,366
VRL Logistics Ltd.	6,022	31,145
Waaree Renewable Technologies Ltd.	3,549	33,719
Welspun Corp. Ltd.	23,565	199,645
Welspun Enterprises Ltd.	17,802	85,235
Welspun Living Ltd.	41,434	50,905
West Coast Paper Mills Ltd.	5,873	26,447
Westlife Foodworld Ltd.(1)	3,809	29,788
Windlas Biotech Ltd.	2,099	18,398
Wipro Ltd., ADR	128,256	419,397
Wonderla Holidays Ltd.	1,940	14,213
Yes Bank Ltd.(1)	673,890	129,666
Zee Entertainment Enterprises Ltd.	108,618	116,248
Zensar Technologies Ltd.	22,776	193,523
Zomato Ltd.(1)	184,390	470,952
Zydus Lifesciences Ltd.	9,481	95,309
		118,746,498
Indonesia — 1.4%
ABM Investama Tbk. PT	109,100	19,504
Adaro Andalan Indonesia PT(1)	480,633	194,949
Adaro Minerals Indonesia Tbk. PT(1)	1,405,900	65,817
Adhi Karya Persero Tbk. PT(1)	245,413	2,518
Adi Sarana Armada Tbk. PT	73,600	2,534
Agung Podomoro Land Tbk. PT(1)	80,200	397
Alam Sutera Realty Tbk. PT(1)	2,581,000	18,082
27

Avantis Emerging Markets Equity Fund
	Shares	Value
Alamtri Resources Indonesia Tbk. PT	2,428,500	$304,284
Amman Mineral Internasional PT(1)	313,800	124,155
Aneka Tambang Tbk. PT	921,400	88,378
Aspirasi Hidup Indonesia Tbk. PT	891,700	34,705
Astra Agro Lestari Tbk. PT	40,600	13,225
Astra International Tbk. PT	1,890,700	517,038
Astra Otoparts Tbk. PT	140,800	16,509
Bank BTPN Syariah Tbk. PT	433,300	22,904
Bank Bukopin Tbk. PT(1)	1,089,998	3,293
Bank Central Asia Tbk. PT	1,546,200	787,937
Bank China Construction Bank Indonesia Tbk. PT(1)	357,900	1,404
Bank Jago Tbk. PT(1)	160,700	17,054
Bank Mandiri Persero Tbk. PT	2,793,500	782,121
Bank Negara Indonesia Persero Tbk. PT	1,089,600	266,029
Bank Pan Indonesia Tbk. PT(1)	266,100	20,736
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	10,631
Bank Pembangunan Daerah Jawa Timur Tbk. PT(1)	113,500	3,110
Bank Rakyat Indonesia Persero Tbk. PT	3,417,397	700,537
Bank Syariah Indonesia Tbk. PT	68,639	10,389
Bank Tabungan Negara Persero Tbk. PT	736,545	37,229
Barito Pacific Tbk. PT	799,015	37,928
BFI Finance Indonesia Tbk. PT	1,086,800	55,187
Blue Bird Tbk. PT	139,500	12,624
Buana Lintas Lautan Tbk. PT(1)	553,700	4,443
Bukalapak.com Tbk. PT(1)	3,493,700	28,095
Bukit Asam Tbk. PT	883,100	138,334
Bumi Resources Minerals Tbk. PT(1)	5,563,500	119,419
Bumi Resources Tbk. PT(1)	6,997,500	39,763
Bumi Serpong Damai Tbk. PT(1)	732,100	36,716
Buyung Poetra Sembada PT	68,000	365
Chandra Asri Pacific Tbk. PT	151,800	61,351
Charoen Pokphand Indonesia Tbk. PT	239,100	60,485
Ciputra Development Tbk. PT	1,125,200	54,001
Cisarua Mountain Dairy Tbk. PT	64,600	17,760
Darma Henwa Tbk. PT(1)	6,113,500	45,768
Delta Dunia Makmur Tbk. PT	1,482,300	40,309
Dharma Polimetal Tbk. PT	280,300	15,072
Dharma Satya Nusantara Tbk. PT	1,502,300	82,438
Elang Mahkota Teknologi Tbk. PT	2,152,300	70,910
Elnusa Tbk. PT	960,900	22,258
Energi Mega Persada Tbk. PT(1)	3,988,800	43,441
Erajaya Swasembada Tbk. PT	1,716,300	37,710
ESSA Industries Indonesia Tbk. PT	1,274,800	56,234
Gajah Tunggal Tbk. PT	529,400	32,285
Global Mediacom Tbk. PT(1)	881,800	7,771
GoTo Gojek Tokopedia Tbk. PT(1)	9,758,100	44,300
Indah Kiat Pulp & Paper Tbk. PT	331,800	94,190
Indika Energy Tbk. PT	278,900	22,484
Indo Tambangraya Megah Tbk. PT	88,900	127,175
Indofood CBP Sukses Makmur Tbk. PT	52,300	32,963
Indofood Sukses Makmur Tbk. PT	147,200	63,270
Indosat Tbk. PT	412,000	36,797
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,000,352	33,512
Japfa Comfeed Indonesia Tbk. PT	1,115,500	125,594
28

Avantis Emerging Markets Equity Fund
	Shares	Value
Jasa Marga Persero Tbk. PT	201,300	$43,279
Kalbe Farma Tbk. PT	887,100	57,780
Kawasan Industri Jababeka Tbk. PT(1)	2,945,700	30,717
Lippo Karawaci Tbk. PT(1)	5,142,600	26,054
Malindo Feedmill Tbk. PT(1)	13,400	550
Map Aktif Adiperkasa PT	1,832,300	88,368
Mark Dynamics Indonesia Tbk. PT	299,900	15,838
Matahari Department Store Tbk. PT	145,500	13,488
MD Entertainment Tbk. PT	57,500	12,373
Medco Energi Internasional Tbk. PT	1,380,640	83,631
Media Nusantara Citra Tbk. PT(1)	1,273,900	18,151
Medikaloka Hermina Tbk. PT	1,322,600	108,898
Merdeka Copper Gold Tbk. PT(1)	237,551	20,137
Mitra Adiperkasa Tbk. PT	1,722,400	149,354
Mitra Keluarga Karyasehat Tbk. PT	115,400	16,384
Mitra Pinasthika Mustika Tbk. PT	157,800	8,864
Pabrik Kertas Tjiwi Kimia Tbk. PT	201,400	57,220
Pakuwon Jati Tbk. PT	1,083,400	24,619
Panin Financial Tbk. PT(1)	1,773,800	33,215
Perusahaan Gas Negara Tbk. PT	899,200	81,784
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	609,500	35,872
Petrosea Tbk. PT	588,200	111,760
PP Persero Tbk. PT(1)	159,800	2,219
Puradelta Lestari Tbk. PT(1)	105,100	825
Rimo International Lestari Tbk. PT(1)	329,900	—
Rukun Raharja Tbk. PT	256,800	45,649
Salim Ivomas Pratama Tbk. PT	44,700	960
Samator Indo Gas Tbk. PT	86,700	6,957
Samudera Indonesia Tbk. PT	1,064,000	15,515
Sarana Menara Nusantara Tbk. PT	1,772,400	55,641
Sawit Sumbermas Sarana Tbk. PT(1)	1,100	111
Selamat Sempurna Tbk. PT	231,100	23,950
Semen Indonesia Persero Tbk. PT	508,407	71,553
Siloam International Hospitals Tbk. PT	246,200	40,710
Smartfren Telecom Tbk. PT(1)	3,336,600	4,621
Sri Rejeki Isman Tbk. PT(1)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	4,000
Sumber Alfaria Trijaya Tbk. PT	1,598,700	212,113
Sumber Tani Agung Resources Tbk. PT	174,800	8,802
Summarecon Agung Tbk. PT	1,287,258	29,072
Surya Citra Media Tbk. PT	478,000	5,497
Surya Semesta Internusa Tbk. PT	90,900	4,675
Telkom Indonesia Persero Tbk. PT, ADR(2)	42,107	611,394
Temas Tbk. PT	1,259,000	9,810
Timah Tbk. PT(1)	751,000	40,006
Triputra Agro Persada PT	1,607,900	78,184
Tunas Baru Lampung Tbk. PT	24,900	804
Unilever Indonesia Tbk. PT	696,500	42,681
United Tractors Tbk. PT	215,300	290,665
Vale Indonesia Tbk. PT(1)	186,264	32,720
Waskita Karya Persero Tbk. PT(1)	384,292	—
Wijaya Karya Persero Tbk. PT(1)	437,400	5,382
XL Axiata Tbk. PT	1,001,400	133,559
		8,582,832
29

Avantis Emerging Markets Equity Fund
	Shares	Value
Malaysia — 1.8%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	$1,327
Aeon Co. M Bhd.	118,600	37,810
AEON Credit Service M Bhd.	1,000	1,299
AFFIN Bank Bhd.	86,500	55,290
Alliance Bank Malaysia Bhd.	176,000	207,314
AMMB Holdings Bhd.	334,300	431,922
Ann Joo Resources Bhd.(1)	20,750	3,330
Astro Malaysia Holdings Bhd.(1)	23,800	1,147
Axiata Group Bhd.	287,200	134,787
Bank Islam Malaysia Bhd.	90,700	50,886
Berjaya Corp. Bhd.(1)	871,449	57,786
Berjaya Food Bhd.(1)	67,373	4,834
Bermaz Auto Bhd.	158,400	36,979
Bumi Armada Bhd.(1)	545,900	68,796
Bursa Malaysia Bhd.	83,600	149,535
Cahya Mata Sarawak Bhd.	168,500	40,235
Capital A Bhd.(1)	33,100	6,433
Carlsberg Brewery Malaysia Bhd.	7,800	32,689
CELCOMDIGI Bhd.	257,700	213,330
CIMB Group Holdings Bhd.	530,850	932,355
Coastal Contracts Bhd.(1)	3,400	961
CSC Steel Holdings Bhd.	18,100	4,631
Cypark Resources Bhd.(1)	15,400	2,747
Dagang NeXchange Bhd.(1)	419,100	25,951
Dayang Enterprise Holdings Bhd.	67,300	26,631
Dialog Group Bhd.	69,000	24,503
DRB-Hicom Bhd.	87,800	13,605
Dufu Technology Corp. Bhd.	43,100	12,762
Eastern & Oriental Bhd.	140,400	25,885
Eco World Development Group Bhd.	95,100	42,599
Econpile Holdings Bhd.(1)	5,500	396
Ekovest Bhd.(1)	323,900	21,101
Farm Fresh Bhd.	57,300	21,366
Fraser & Neave Holdings Bhd.	5,300	29,681
Frontken Corp. Bhd.	54,000	45,484
Gamuda Bhd.	141,414	138,644
Gas Malaysia Bhd.	23,000	21,353
Genting Bhd.	189,800	140,258
Genting Malaysia Bhd.(2)	250,900	107,143
Genting Plantations Bhd.	6,300	8,023
Globetronics Technology Bhd.	12,200	1,007
HAP Seng Consolidated Bhd.	16,900	12,281
Hartalega Holdings Bhd.	202,400	102,316
Heineken Malaysia Bhd.	11,600	69,320
Hengyuan Refining Co. Bhd.(1)	5,300	2,199
Hextar Global Bhd.	92,620	19,426
Hiap Teck Venture Bhd.	125,000	8,296
Hibiscus Petroleum Bhd.	121,720	42,926
Hong Leong Bank Bhd.	21,400	102,877
Hong Leong Financial Group Bhd.	8,500	34,918
Hong Leong Industries Bhd.	400	1,201
IHH Healthcare Bhd.	59,000	98,517
IJM Corp. Bhd.	232,100	109,737
30

Avantis Emerging Markets Equity Fund
	Shares	Value
Inari Amertron Bhd.	54,200	$25,338
IOI Corp. Bhd.	75,900	66,191
IOI Properties Group Bhd.	165,800	71,080
JAKS Resources Bhd.	11,180	252
Jaya Tiasa Holdings Bhd.	225,200	63,714
Johor Plantations Group Bhd.	217,700	60,240
Kelington Group Bhd.	88,800	69,727
Kossan Rubber Industries Bhd.	136,100	54,407
KPJ Healthcare Bhd.	246,800	131,333
KSL Holdings Bhd.(1)	5,500	1,981
Kuala Lumpur Kepong Bhd.	48,201	222,819
Land & General Bhd.	29,900	704
LBS Bina Group Bhd.	8,961	1,017
Leong Hup International Bhd.	220,000	31,815
Lii Hen Industries Bhd.	4,200	565
Lotte Chemical Titan Holding Bhd.(1)	20,000	1,975
Luxchem Corp. Bhd.	20,900	2,231
Mah Sing Group Bhd.	346,700	96,714
Malakoff Corp. Bhd.	213,500	39,411
Malayan Banking Bhd.	247,549	595,141
Malayan Flour Mills Bhd.	143,700	16,252
Malaysia Marine & Heavy Engineering Holdings Bhd.(1)	4,700	402
Malaysian Pacific Industries Bhd.	8,600	35,637
Malaysian Resources Corp. Bhd.	281,800	28,243
Matrix Concepts Holdings Bhd.	117,450	37,180
Maxis Bhd.	190,700	148,096
MBM Resources Bhd.	13,400	16,238
MBSB Bhd.	316,800	50,513
Media Prima Bhd.	58,500	6,175
Mega First Corp. Bhd.	58,900	54,836
MISC Bhd.	64,900	106,256
MKH Bhd.	2,900	729
MKH Oil Palm East Kalimantan Bhd.	414	60
Mr. DIY Group M Bhd.	192,500	59,676
Muhibbah Engineering M Bhd.(1)	2,000	300
My EG Services Bhd.	810,274	159,669
Naim Holdings Bhd.(1)	4,300	862
Nationgate Holdings Bhd.	80,400	33,641
Nestle Malaysia Bhd.	3,400	64,449
NEXG Bhd.	216,300	12,400
OCK Group Bhd.	7,100	653
OSK Holdings Bhd.	6,600	2,814
Padini Holdings Bhd.	9,450	3,577
Paramount Corp. Bhd.	3,400	808
Pecca Group Bhd.	59,800	19,440
Pentamaster Corp. Bhd.	2,000	1,390
Perak Transit Bhd.	8,349	1,375
Petronas Chemicals Group Bhd.	100,800	84,283
Petronas Dagangan Bhd.	26,700	114,942
Petronas Gas Bhd.	48,400	189,853
Poh Huat Resources Holdings Bhd.	2,800	785
PPB Group Bhd.	25,800	62,119
Press Metal Aluminium Holdings Bhd.	188,200	213,775
Public Bank Bhd.	617,000	627,699
31

Avantis Emerging Markets Equity Fund
	Shares	Value
QL Resources Bhd.	80,325	$87,438
Ranhill Utilities Bhd.(1)	91,548	26,517
RGB International Bhd.	98,900	8,464
RHB Bank Bhd.	164,575	254,977
Sam Engineering & Equipment M Bhd.	2,400	1,959
Sapura Energy Bhd.(1)	43,200	336
Sarawak Oil Palms Bhd.	31,800	21,948
Scientex Bhd.	22,400	18,456
SD Guthrie Bhd.(2)	140,700	159,942
Sime Darby Bhd.	293,900	144,519
Sime Darby Property Bhd.	421,600	133,038
SKP Resources Bhd.	150,100	33,760
Southern Cable Group Bhd.	107,300	27,899
SP Setia Bhd. Group	356,100	107,565
Sports Toto Bhd.	7,686	2,532
Sunway Bhd.	83,400	86,320
Supermax Corp. Bhd.(1)	249,651	42,604
Syarikat Takaful Malaysia Keluarga Bhd.	3,700	2,930
Ta Ann Holdings Bhd.	26,400	21,906
Telekom Malaysia Bhd.	97,300	149,115
Tenaga Nasional Bhd.(2)	297,500	908,749
Thong Guan Industries Bhd.	2,400	756
TIME dotCom Bhd.	58,200	66,693
Tiong NAM Logistics Holdings Bhd.(1)	27,572	4,209
Top Glove Corp. Bhd.(1)	246,700	50,199
Tropicana Corp. Bhd.(1)	4,807	1,229
TSH Resources Bhd.	77,200	20,654
Uchi Technologies Bhd.	7,500	6,311
UEM Sunrise Bhd.	100,000	20,159
Unisem M Bhd.	51,700	25,120
United Plantations Bhd.	26,250	134,911
UWC Bhd.(1)	6,400	3,602
Velesto Energy Bhd.	623,700	23,134
ViTrox Corp. Bhd.	8,000	5,583
VS Industry Bhd.	569,100	124,291
Wasco Bhd.(1)	16,200	3,756
WCT Holdings Bhd.(1)(2)	295,846	50,288
Westports Holdings Bhd.	38,900	40,192
Yinson Holdings Bhd.	164,400	82,827
YTL Corp. Bhd.	99,696	42,360
YTL Power International Bhd.	196,800	140,503
		10,566,362
Mexico — 2.0%
Alfa SAB de CV, Class A	792,969	675,918
Alpek SAB de CV(2)	45,690	28,942
Alsea SAB de CV	62,600	137,236
America Movil SAB de CV, ADR	43,251	615,462
Arca Continental SAB de CV	6,800	70,326
Banco del Bajio SA	154,677	350,307
Becle SAB de CV(2)	4,400	3,766
Cemex SAB de CV, ADR	106,801	662,166
Coca-Cola Femsa SAB de CV	34,545	307,231
Consorcio ARA SAB de CV(1)	4,900	865
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	29,112	188,646
32

Avantis Emerging Markets Equity Fund
	Shares	Value
Corp. Inmobiliaria Vesta SAB de CV(2)	97,200	$227,465
Fomento Economico Mexicano SAB de CV, ADR	3,506	329,845
GCC SAB de CV(2)	42,300	413,225
Genomma Lab Internacional SAB de CV, Class B	219,600	275,435
Gentera SAB de CV(2)	306,649	428,181
Gruma SAB de CV, B Shares	26,332	453,988
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	6,079	469,481
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)(2)	3,325	631,916
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,215	329,046
Grupo Bimbo SAB de CV, Series A(2)	43,000	115,753
Grupo Carso SAB de CV, Series A1(2)	23,000	133,564
Grupo Comercial Chedraui SA de CV(2)	29,017	166,529
Grupo Financiero Banorte SAB de CV, Class O	173,596	1,227,351
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	162,050	374,101
Grupo GICSA SAB de CV(1)	8,000	907
Grupo Industrial Saltillo SAB de CV	1,789	1,480
Grupo Mexico SAB de CV, Series B	143,394	674,623
Grupo Televisa SAB, ADR(2)	72,247	140,882
Industrias Penoles SAB de CV(1)	31,220	480,284
Kimberly-Clark de Mexico SAB de CV, A Shares	161,800	243,086
La Comer SAB de CV	65,780	108,140
Megacable Holdings SAB de CV	189,013	406,000
Nemak SAB de CV(1)	615,840	80,298
Ollamani SAB(1)(2)	13,476	25,078
Promotora de Hoteles Norte 19 SAB De CV(1)	1,300	288
Promotora y Operadora de Infraestructura SAB de CV	12,615	125,898
Qualitas Controladora SAB de CV	35,900	344,783
Regional SAB de CV	45,900	297,097
Wal-Mart de Mexico SAB de CV	131,797	350,685
		11,896,274
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	9,576	122,094
Credicorp Ltd.	5,281	966,528
Intercorp Financial Services, Inc.	8,042	257,666
Southern Copper Corp.	4,403	391,559
		1,737,847
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	79,690	45,239
Aboitiz Power Corp.	12,100	9,089
ACEN Corp.	260,822	13,842
Alliance Global Group, Inc.	166,000	18,588
Ayala Corp.	13,920	132,882
Ayala Land, Inc.	224,700	84,203
AyalaLand Logistics Holdings Corp.(1)	17,000	458
Bank of the Philippine Islands	143,488	307,725
BDO Unibank, Inc.	180,690	468,206
Cebu Air, Inc.(1)	6,390	3,409
Century Pacific Food, Inc.	133,700	93,287
Converge Information & Communications Technology Solutions, Inc.	468,000	125,383
Cosco Capital, Inc.	51,700	4,781
DigiPlus Interactive Corp.	187,600	112,588
DMCI Holdings, Inc.	574,500	111,154
DoubleDragon Corp.	2,700	447
East West Banking Corp.	5,400	980
33

Avantis Emerging Markets Equity Fund
	Shares	Value
Filinvest Land, Inc.	41,000	$522
First Gen Corp.	22,000	6,339
Ginebra San Miguel, Inc.	1,300	6,670
Global Ferronickel Holdings, Inc.(1)	171,000	3,299
Globe Telecom, Inc.	1,865	73,242
International Container Terminal Services, Inc.	55,840	336,593
JG Summit Holdings, Inc.	230,403	63,220
Jollibee Foods Corp.	36,470	161,946
Manila Electric Co.	25,220	213,290
Manila Water Co., Inc.	32,900	17,045
Megaworld Corp.	712,000	21,399
Metropolitan Bank & Trust Co.	254,700	315,209
Monde Nissin Corp.	76,200	9,924
Nickel Asia Corp.	273,100	11,224
Petron Corp.	75,000	3,010
PLDT, Inc., ADR(2)	7,210	164,388
Puregold Price Club, Inc.	153,300	73,624
Robinsons Land Corp.	81,300	16,804
Robinsons Retail Holdings, Inc.	22,090	13,332
Security Bank Corp.	57,680	69,720
Semirara Mining & Power Corp.	165,900	106,931
Shell Pilipinas Corp.(1)	1,600	170
SM Investments Corp.	5,725	75,715
SM Prime Holdings, Inc.	211,500	81,550
Synergy Grid & Development Phils, Inc.	162,300	30,132
Universal Robina Corp.	39,490	45,221
Vista Land & Lifescapes, Inc.	62,800	1,648
Wilcon Depot, Inc.	81,300	11,093
		3,465,521
Poland — 1.1%
Alior Bank SA	16,584	390,207
Allegro.eu SA(1)	23,007	159,155
AmRest Holdings SE	2,830	11,642
Asseco Poland SA	3,041	104,136
Bank Millennium SA(1)	105,751	303,576
Bank Polska Kasa Opieki SA	15,293	646,784
Budimex SA	1,197	160,946
CCC SA(1)	7,345	344,096
CD Projekt SA	1,805	99,380
Cyfrowy Polsat SA(1)	13,643	46,923
Dino Polska SA(1)	3,138	385,532
Enea SA(1)	42,289	144,024
Eurocash SA	8,571	19,782
Grenevia SA(1)	6,958	4,573
Grupa Azoty SA(1)	11,398	57,881
Grupa Kety SA	2,004	399,404
Jastrzebska Spolka Weglowa SA(1)(2)	7,794	48,296
KGHM Polska Miedz SA	9,408	301,375
KRUK SA	1,759	178,360
LPP SA	96	433,706
Lubelski Wegiel Bogdanka SA	109	619
mBank SA(1)	1,219	225,280
Mercator Medical SA(1)	146	1,737
Orange Polska SA	116,027	236,500
34

Avantis Emerging Markets Equity Fund
	Shares	Value
ORLEN SA	33,446	$522,096
Pepco Group NV(1)	24,002	99,861
PGE Polska Grupa Energetyczna SA(1)	46,098	81,716
PKP Cargo SA(1)	196	901
Powszechna Kasa Oszczednosci Bank Polski SA	27,570	471,543
Powszechny Zaklad Ubezpieczen SA	36,152	483,390
Santander Bank Polska SA	1,307	169,549
Text SA	2,426	33,160
XTB SA	14,796	241,923
		6,808,053
Russia(3) — 0.0%
Gazprom PJSC(1)	309,544	1
Globaltrans Investment PLC, GDR(1)	19,562	2
GMK Norilskiy Nickel PAO(1)	84,900	1
LUKOIL PJSC	14,461	—
Magnit PJSC	1,613	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC	60,580	—
O'Key Group SA, GDR(1)	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC, GDR(1)	44	—
PhosAgro PJSC, GDR(1)	2	—
Ros Agro PLC, GDR(1)	3,053	—
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK IPJSC, GDR(1)	87	—
VTB Bank PJSC(1)	77,279	—
X5 Retail Group NV, GDR(1)	2,570	—
		6
Singapore — 0.0%
Super Hi International Holding Ltd.(1)	7,200	17,483
South Africa — 3.4%
Absa Group Ltd.	101,464	1,013,974
Adcock Ingram Holdings Ltd.	305	892
Advtech Ltd.	12,737	21,458
AECI Ltd.	24,752	126,292
African Rainbow Minerals Ltd.	14,795	107,356
Alexander Forbes Group Holdings Ltd.	4,775	2,116
Anglo American Platinum Ltd.(2)	12,591	377,763
Anglogold Ashanti PLC (New York)	12,830	378,100
Aspen Pharmacare Holdings Ltd.	26,280	229,631
Astral Foods Ltd.	7,387	65,533
AVI Ltd.	49,814	248,764
Barloworld Ltd.	24,004	131,198
Bid Corp. Ltd.	14,383	344,999
Bidvest Group Ltd.	15,569	203,538
Blue Label Telecoms Ltd.(1)	5,048	2,054
Capitec Bank Holdings Ltd.	3,282	539,340
City Lodge Hotels Ltd.	2,646	587
Clicks Group Ltd.	23,186	429,201
35

Avantis Emerging Markets Equity Fund
	Shares	Value
Coronation Fund Managers Ltd.	43,348	$89,441
Curro Holdings Ltd.	45,943	28,714
DataTec Ltd.	33,608	85,305
Dis-Chem Pharmacies Ltd.	70,189	121,699
Discovery Ltd.	29,840	329,516
Exxaro Resources Ltd.	34,138	281,113
Famous Brands Ltd.	293	893
FirstRand Ltd.	202,729	761,121
Fortress Real Estate Investments Ltd., Class B	203,722	213,343
Foschini Group Ltd.	66,389	482,514
Gold Fields Ltd., ADR	49,504	889,587
Grindrod Ltd.	43,177	30,281
Harmony Gold Mining Co. Ltd., ADR	60,417	601,149
Impala Platinum Holdings Ltd.(1)	115,736	547,277
Investec Ltd.	18,763	120,114
JSE Ltd.	6,382	42,033
KAL Group Ltd.	177	419
KAP Ltd.(1)	178,079	26,354
Kumba Iron Ore Ltd.	10,085	201,144
Lewis Group Ltd.	508	1,855
Metair Investments Ltd.(1)	1,914	618
Momentum Group Ltd.	221,197	359,442
Motus Holdings Ltd.	28,124	135,510
Mpact Ltd.	965	1,501
Mr. Price Group Ltd.	27,419	354,842
MTN Group Ltd.	182,435	1,140,368
MultiChoice Group(1)	21,390	121,301
Naspers Ltd., N Shares	4,127	979,720
Nedbank Group Ltd.	39,590	592,814
NEPI Rockcastle NV(1)	58,991	425,794
Netcare Ltd.	295,935	213,740
Ninety One Ltd.	25,549	44,855
Northam Platinum Holdings Ltd.(2)	59,188	308,703
Oceana Group Ltd.	464	1,441
Old Mutual Ltd.	883,166	595,358
Omnia Holdings Ltd.	38,217	130,787
OUTsurance Group Ltd.	74,531	284,497
Pepkor Holdings Ltd.	56,274	77,480
PPC Ltd.(2)	125,428	26,044
Raubex Group Ltd.	2,320	5,177
Reinet Investments SCA	19,998	491,995
Remgro Ltd.	45,201	357,284
RFG Holdings Ltd.	1,040	1,130
Sanlam Ltd.	102,134	470,276
Santam Ltd.	4,100	89,217
Sappi Ltd.	171,105	371,826
Sasol Ltd., ADR(2)	26,634	116,391
Shoprite Holdings Ltd.	38,318	557,618
Sibanye Stillwater Ltd., ADR(1)(2)	93,908	299,566
Southern Sun Ltd.	3,866	1,755
SPAR Group Ltd.(1)	42,312	299,458
Standard Bank Group Ltd.	71,922	834,410
Sun International Ltd.	37,424	76,461
Telkom SA SOC Ltd.(1)	97,821	188,177
36

Avantis Emerging Markets Equity Fund
	Shares	Value
Thungela Resources Ltd.	38,104	$225,750
Tiger Brands Ltd.	11,296	164,857
Tsogo Sun Ltd.	3,616	1,703
Vodacom Group Ltd.	50,427	318,624
We Buy Cars Holdings Ltd.	61,265	146,482
Wilson Bayly Holmes-Ovcon Ltd.	10,343	103,704
Woolworths Holdings Ltd.	101,541	314,433
Zeda Ltd.	24,857	15,014
Zeder Investments Ltd.(2)	8,750	740
		20,323,531
South Korea — 10.8%
Able C&C Co. Ltd.	5,008	24,611
Advanced Process Systems Corp.	1,624	18,829
Aekyung Industrial Co. Ltd.(1)	1,099	10,453
Agabang & Company(1)	2,113	7,841
Ahnlab, Inc.	230	11,901
Alteogen, Inc.(1)	691	184,166
Amorepacific Corp.(1)	893	71,613
AMOREPACIFIC Group(1)	1,483	21,528
Ananti, Inc.(1)	12,188	49,155
APR Corp.(1)	2,215	89,827
Aprogen, Inc.(1)	145	72
Asiana Airlines, Inc.(1)	11,655	85,267
BGF Co. Ltd.	616	1,436
BGF retail Co. Ltd.	2,080	142,075
BH Co. Ltd.	7,962	82,275
Binggrae Co. Ltd.(1)	616	40,827
BNK Financial Group, Inc.	44,930	343,305
Boditech Med, Inc.	953	9,909
Boryung	2,557	17,526
Bukwang Pharmaceutical Co. Ltd.	513	1,689
Byucksan Corp.(1)	2,612	3,858
Caregen Co. Ltd.	845	15,662
Celltrion Pharm, Inc.(1)	290	10,814
Celltrion, Inc.	3,793	478,451
Cheil Worldwide, Inc.	9,040	110,657
Cheryong Electric Co. Ltd.	636	16,996
Chong Kun Dang Pharmaceutical Corp.	1,678	92,820
Chongkundang Holdings Corp.	42	1,281
Chunbo Co. Ltd.(1)	75	1,986
CJ CGV Co. Ltd.(1)	16,596	57,382
CJ CheilJedang Corp.	1,797	291,780
CJ Corp.	2,601	183,835
CJ ENM Co. Ltd.(1)	3,381	140,604
CJ Logistics Corp.	2,468	158,425
Classys, Inc.(1)	1,624	70,340
CMG Pharmaceutical Co. Ltd.(1)	803	1,033
Com2uSCorp	114	3,505
Cosmax, Inc.	1,340	156,919
CosmoAM&T Co. Ltd.(1)	266	9,817
COSON Co. Ltd.(1)	179	1
Coway Co. Ltd.	9,710	537,646
COWELL FASHION Co. Ltd.(1)	549	830
CrystalGenomics Invites Co. Ltd.(1)	1,166	1,929
37

Avantis Emerging Markets Equity Fund
	Shares	Value
CS Wind Corp.	558	$15,623
Cuckoo Homesys Co. Ltd.(1)	704	10,639
Daea TI Co. Ltd.(1)	824	1,803
Daeduck Electronics Co. Ltd.	6,484	79,912
Daesang Corp.(1)	6,004	95,107
Daewon Pharmaceutical Co. Ltd.	395	3,797
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	60,680
Daewoong Co. Ltd.	2,806	38,677
Daewoong Pharmaceutical Co. Ltd.	323	28,133
Daishin Securities Co. Ltd.	4,161	48,137
Daol Investment & Securities Co. Ltd.	5,885	10,655
Daou Data Corp.	2,016	15,057
Daou Technology, Inc.(1)	4,238	58,854
Dawonsys Co. Ltd.(1)	62	413
DB Financial Investment Co. Ltd.	1,678	6,750
DB HiTek Co. Ltd.(1)	8,677	258,282
DB Insurance Co. Ltd.	8,330	521,921
Dentium Co. Ltd.	478	22,020
DGB Financial Group, Inc.	25,554	162,028
DI Dong Il Corp.(1)	1,429	45,726
DIO Corp.(1)	562	6,245
DL E&C Co. Ltd.	9,377	260,263
DL Holdings Co. Ltd.	2,862	65,604
DN Automotive Corp.	2,005	29,217
Dong-A Socio Holdings Co. Ltd.	122	8,138
Dong-A ST Co. Ltd.(1)	231	7,434
Dongjin Semichem Co. Ltd.	4,044	73,154
DongKook Pharmaceutical Co. Ltd.	415	4,417
Dongkuk CM Co. Ltd.(1)	3,531	16,433
Dongkuk Holdings Co. Ltd.	1,881	9,711
Dongkuk Steel Mill Co. Ltd.	5,859	37,288
Dongsuh Cos., Inc.	1,309	21,070
Dongwha Enterprise Co. Ltd.(1)	1,985	15,140
Dongwha Pharm Co. Ltd.	1,215	5,167
Dongwon Development Co. Ltd.	641	1,046
Dongwon F&B Co. Ltd.	1,150	24,571
Dongwon Industries Co. Ltd.	1,045	25,111
Dongwon Systems Corp.	1,115	28,449
Doosan Bobcat, Inc.	5,801	186,980
Doosan Co. Ltd.	193	43,098
Doosan Enerbility Co. Ltd.(1)	22,167	388,376
Doosan Tesna, Inc.	1,960	40,765
DoubleUGames Co. Ltd.	1,011	33,084
Douzone Bizon Co. Ltd.	1,500	72,712
Dreamtech Co. Ltd.	3,650	18,025
Duk San Neolux Co. Ltd.(1)	569	12,054
Echo Marketing, Inc.	366	2,310
Ecopro BM Co. Ltd.(1)	3,490	285,985
Ecopro Co. Ltd.	1,652	70,798
Ecopro HN Co. Ltd.(1)	1,810	35,765
E-MART, Inc.	4,543	237,135
EMRO, Inc.	847	37,186
Enchem Co. Ltd.(1)	500	36,110
ENF Technology Co. Ltd.	240	3,742
38

Avantis Emerging Markets Equity Fund
	Shares	Value
Eo Technics Co. Ltd.(1)	446	$40,128
Eoflow Co. Ltd.(1)	486	750
Eugene Corp.(1)	3,001	6,642
Eugene Investment & Securities Co. Ltd.	12,570	22,350
Eugene Technology Co. Ltd.(1)	502	14,587
F&F Co. Ltd.	3,455	167,724
F&F Holdings Co. Ltd.	27	226
Fila Holdings Corp.	4,154	106,483
Foosung Co. Ltd.(1)	4,155	13,437
Genexine, Inc.(1)	105	312
Giantstep, Inc.(1)	170	747
GOLFZON Co. Ltd.(1)	964	39,040
Gradiant Corp.	604	5,521
Grand Korea Leisure Co. Ltd.	2,462	19,289
Green Cross Corp.	210	18,047
Green Cross Holdings Corp.	435	4,145
GS Engineering & Construction Corp.	9,964	120,011
GS Holdings Corp.	10,616	261,875
GS P&L Co. Ltd.(1)	1,215	17,732
GS Retail Co. Ltd.	5,125	52,487
HAESUNG DS Co. Ltd.	1,458	29,307
Han Kuk Carbon Co. Ltd.	9,743	102,775
Hana Financial Group, Inc.	35,458	1,445,992
Hana Materials, Inc.	919	18,761
Hana Micron, Inc.	7,273	54,990
Hana Tour Service, Inc.	2,000	78,445
Hanall Biopharma Co. Ltd.(1)	852	20,776
Handsome Co. Ltd.(1)	2,251	24,669
Hanil Cement Co. Ltd.	4,766	51,095
Hanjin Kal Corp.	1,137	64,709
Hanjin Transportation Co. Ltd.(1)	337	4,501
Hankook & Co. Co. Ltd.	5,320	57,782
Hankook Shell Oil Co. Ltd.	40	8,639
Hankook Tire & Technology Co. Ltd.(1)	14,880	385,967
Hanmi Pharm Co. Ltd.	392	64,591
Hanmi Science Co. Ltd.	1,621	31,269
Hanmi Semiconductor Co. Ltd.	2,620	171,305
Hanon Systems(1)	32,794	99,789
Hansae Co. Ltd.(1)	3,078	24,606
Hansol Chemical Co. Ltd.	375	28,302
Hansol Paper Co. Ltd.	1,067	6,407
Hansol Technics Co. Ltd.	1,045	2,981
Hanssem Co. Ltd.	383	12,033
Hanwha Aerospace Co. Ltd.	2,467	1,006,841
Hanwha Corp.	7,191	200,052
Hanwha Corp., Preference Shares	729	8,576
Hanwha Galleria Corp.(1)	4,395	3,714
Hanwha General Insurance Co. Ltd.	20,132	52,690
Hanwha Investment & Securities Co. Ltd.(1)	17,784	42,295
Hanwha Life Insurance Co. Ltd.	50,857	91,525
Hanwha Ocean Co. Ltd.(1)	1,566	79,704
Hanwha Solutions Corp.	7,663	113,588
Hanwha Systems Co. Ltd.	2,295	48,261
Hanwha Vision Co. Ltd.(1)	7,902	262,105
39

Avantis Emerging Markets Equity Fund
	Shares	Value
Harim Holdings Co. Ltd.	7,758	$26,981
HD Hyundai Co. Ltd.	8,290	414,106
HD Hyundai Construction Equipment Co. Ltd.	3,325	170,530
HD Hyundai Electric Co. Ltd.	2,088	472,363
HD Hyundai Heavy Industries Co. Ltd.	1,469	297,089
HD Hyundai Infracore Co. Ltd.(1)	38,396	223,964
HD HYUNDAI MIPO	1,282	92,158
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,919	573,138
HDC Holdings Co. Ltd.(1)	1,750	16,541
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	8,404	105,309
Hite Jinro Co. Ltd.	7,717	100,077
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	10,837
HK inno N Corp.(1)	809	19,976
HL Holdings Corp.	590	14,911
HL Mando Co. Ltd.(1)	7,097	215,553
HLB Global Co. Ltd.(1)	807	2,425
HLB, Inc.(1)	2,476	151,070
HMM Co. Ltd.	38,264	513,987
HPSP Co. Ltd.	3,911	72,740
HS Hyosung Advanced Materials Corp.	537	68,962
HS Hyosung Corp.(1)	149	3,015
HS Industries Co. Ltd.(1)	1,315	4,609
Hugel, Inc.(1)	376	81,747
Humasis Co. Ltd.(1)	24,352	27,786
Humedix Co. Ltd.	1,466	37,928
Huons Co. Ltd.	129	2,208
Huons Global Co. Ltd.	141	3,172
Hwa Shin Co. Ltd.(1)	3,147	16,728
Hwaseung Enterprise Co. Ltd.(1)	315	2,167
HYBE Co. Ltd.(1)	1,078	190,455
Hyosung Chemical Corp.(1)	216	5,761
Hyosung Corp.	2,581	83,284
Hyosung Heavy Industries Corp.	708	212,519
Hyosung TNC Corp.	721	111,478
Hyundai Autoever Corp.	426	38,589
HYUNDAI Corp.	337	5,572
Hyundai Department Store Co. Ltd.(1)	3,666	143,438
Hyundai Elevator Co. Ltd.	4,201	158,352
Hyundai Engineering & Construction Co. Ltd.	6,782	155,973
Hyundai Futurenet Co. Ltd.	2,521	6,044
Hyundai GF Holdings(1)	8,292	30,969
Hyundai Glovis Co. Ltd.	7,623	680,130
Hyundai Home Shopping Network Corp.(1)	644	22,956
Hyundai Marine & Fire Insurance Co. Ltd.	14,093	224,489
Hyundai Mobis Co. Ltd.	4,026	677,482
Hyundai Motor Co.	11,359	1,506,155
Hyundai Rotem Co. Ltd.(1)	5,278	283,044
Hyundai Steel Co.	17,352	317,334
Hyundai Wia Corp.	4,198	117,692
ICD Co. Ltd.(1)	1,590	6,615
Iljin Diamond Co. Ltd.	93	757
Ilyang Pharmaceutical Co. Ltd.	2,125	16,075
iMarketKorea, Inc.	2,108	11,433
Industrial Bank of Korea	43,024	458,933
40

Avantis Emerging Markets Equity Fund
	Shares	Value
Innocean Worldwide, Inc.	2,711	$34,106
Innox Advanced Materials Co. Ltd.	2,944	57,510
Inscobee, Inc.(1)	756	984
Insun ENT Co. Ltd.(1)	1,650	5,785
Interflex Co. Ltd.(1)	276	1,787
INTOPS Co. Ltd.	2,663	33,340
iNtRON Biotechnology, Inc.	2,914	8,115
IS Dongseo Co. Ltd.	2,292	26,749
i-SENS, Inc.	544	5,952
IsuPetasys Co. Ltd.(1)	3,959	104,493
JB Financial Group Co. Ltd.	26,379	311,227
Jeil Pharmaceutical Co. Ltd.(1)	24	180
Jeju Air Co. Ltd.(1)	13,265	64,112
Jin Air Co. Ltd.(1)	3,532	23,730
Jusung Engineering Co. Ltd.	6,544	150,295
JW Holdings Corp.	418	861
JW Pharmaceutical Corp.	2,496	37,755
JYP Entertainment Corp.(1)	1,575	90,959
Kakao Corp.(1)	14,041	415,901
Kakao Games Corp.(1)	699	7,660
KakaoBank Corp.	10,319	174,753
Kakaopay Corp.(1)	1,481	34,914
Kangwon Land, Inc.(1)	4,323	47,534
KB Financial Group, Inc., ADR	25,431	1,381,412
KC Co. Ltd.(1)	435	5,560
KC Tech Co. Ltd.(1)	493	11,511
KCC Corp.	631	112,192
KCC Glass Corp.	1,172	24,962
KEPCO Engineering & Construction Co., Inc.(1)	229	10,011
KEPCO Plant Service & Engineering Co. Ltd.(1)	5,206	149,655
KG Dongbusteel(1)	14,012	58,931
KG Eco Solution Co. Ltd.	2,450	8,787
Kginicis Co. Ltd.	1,731	10,152
KH FEELUX Co. Ltd.(1)	536	—
KH Vatec Co. Ltd.	1,906	12,357
Kia Corp.	21,827	1,395,813
KISCO Corp.	1,358	7,386
KIWOOM Securities Co. Ltd.	2,424	189,924
KMW Co. Ltd.(1)	276	1,546
Koh Young Technology, Inc.(1)	2,505	28,520
Kolmar BNH Co. Ltd.(1)	169	1,496
Kolmar Korea Co. Ltd.(1)	626	26,438
Kolon Industries, Inc.	4,414	101,042
Komipharm International Co. Ltd.(1)	203	565
KONA I Co. Ltd.(1)	716	13,355
Korea Aerospace Industries Ltd.(1)	3,982	172,800
Korea Circuit Co. Ltd.(1)	1,642	13,924
Korea Electric Power Corp., ADR	20,470	149,431
Korea Electric Terminal Co. Ltd.	1,846	91,473
Korea Gas Corp.	4,155	99,488
Korea Investment Holdings Co. Ltd.	8,268	451,984
Korea Line Corp.(1)	28,143	32,375
Korea Petrochemical Ind Co. Ltd.	318	19,342
Korea Real Estate Investment & Trust Co. Ltd.	3,951	2,697
41

Avantis Emerging Markets Equity Fund
	Shares	Value
Korea United Pharm, Inc.	247	$3,422
Korean Air Lines Co. Ltd.	34,122	552,842
Korean Reinsurance Co.	41,775	229,807
Krafton, Inc.(1)	2,404	565,613
KT Skylife Co. Ltd.	1,686	5,143
Kum Yang Co. Ltd.(1)	2,158	33,296
Kumho Petrochemical Co. Ltd.(1)	2,434	183,174
Kumho Tire Co., Inc.(1)	23,563	79,013
Kwang Dong Pharmaceutical Co. Ltd.(1)	671	2,583
Kyobo Securities Co. Ltd.	138	623
Kyung Dong Navien Co. Ltd.	1,521	87,459
L&F Co. Ltd.(1)	434	23,736
LB Semicon, Inc.(1)	1,686	4,485
LEENO Industrial, Inc.	638	91,767
LF Corp.(1)	3,890	43,906
LG Chem Ltd.(1)	1,465	236,269
LG Corp.(1)	5,769	263,055
LG Display Co. Ltd., ADR(1)	83,618	274,267
LG Electronics, Inc.	14,467	783,424
LG Energy Solution Ltd.(1)	1,763	426,963
LG H&H Co. Ltd.(1)	1,145	250,098
LG HelloVision Co. Ltd.(1)	1,238	2,037
LG Innotek Co. Ltd.(1)	2,555	285,557
LG Uplus Corp.	45,598	330,063
LIG Nex1 Co. Ltd.	2,712	504,135
LigaChem Biosciences, Inc.(1)	1,071	81,084
Lotte Chemical Corp.	1,486	63,515
Lotte Chilsung Beverage Co. Ltd.(1)	1,206	86,456
Lotte Corp.(1)	6,249	93,572
Lotte Energy Materials Corp.(1)	319	6,004
LOTTE Fine Chemical Co. Ltd.(1)	4,744	131,439
LOTTE Himart Co. Ltd.(1)	116	597
Lotte Innovate Co. Ltd.(1)	464	6,310
Lotte Rental Co. Ltd.(1)	4,409	87,584
Lotte Shopping Co. Ltd.(1)	2,429	104,941
Lotte Wellfood Co. Ltd.(1)	557	42,356
LS Corp.	813	63,085
LS Electric Co. Ltd.	817	136,458
Lunit, Inc.(1)	458	19,379
LVMC Holdings(1)	14,008	16,101
LX Hausys Ltd.	634	13,266
LX Holdings Corp.	3,787	17,139
LX International Corp.	8,307	146,473
LX Semicon Co. Ltd.	3,527	145,650
Maeil Dairies Co. Ltd.	252	5,820
Mcnex Co. Ltd.	2,204	35,079
MegaStudyEdu Co. Ltd.	1,482	39,086
Meritz Financial Group, Inc.	11,640	964,997
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	7,230
Mirae Asset Securities Co. Ltd.	26,938	161,749
Miwon Commercial Co. Ltd.	26	3,235
Myoung Shin Industrial Co. Ltd.	9,928	63,690
Namhae Chemical Corp.	960	4,232
Namsun Aluminum Co. Ltd.(1)	4,341	4,153
42

Avantis Emerging Markets Equity Fund
	Shares	Value
NAVER Corp.	6,672	$947,920
NCSoft Corp.(1)	813	94,657
Neowiz(1)	1,144	16,634
NEPES Corp.(1)	2,001	10,294
Netmarble Corp.	1,462	40,323
Nexen Tire Corp.(1)	6,561	22,924
NH Investment & Securities Co. Ltd.	21,461	218,720
NHN Corp.	2,154	29,101
NHN KCP Corp.	1,223	6,942
NICE Holdings Co. Ltd.(1)	1,626	12,679
NICE Information Service Co. Ltd.(1)	1,931	16,967
NongShim Co. Ltd.	507	118,339
OCI Co. Ltd.	124	5,108
OCI Holdings Co. Ltd.	1,055	57,703
OptoElectronics Solutions Co. Ltd.(1)	81	627
Orion Corp.	4,661	324,940
Orion Holdings Corp.	4,385	44,752
Ottogi Corp.(1)	415	109,852
Pan Ocean Co. Ltd.	74,389	192,432
Paradise Co. Ltd.	5,924	44,305
Park Systems Corp.	544	77,192
Partron Co. Ltd.	7,816	38,089
Pearl Abyss Corp.(1)	1,660	37,049
People & Technology, Inc.	3,121	96,093
Peptron, Inc.	542	32,689
PI Advanced Materials Co. Ltd.(1)	1,520	19,008
Pond Group Co. Ltd.	316	1,201
Poongsan Corp.	5,035	189,921
Posco DX Co. Ltd.	5,814	92,686
POSCO Future M Co. Ltd.	2,301	224,642
POSCO Holdings, Inc., ADR	19,012	879,115
Posco International Corp.	6,485	231,004
PSK, Inc.	3,362	43,413
Pulmuone Co. Ltd.(1)	627	7,490
Rainbow Robotics(1)	75	17,699
S&S Tech Corp.	452	9,153
S-1 Corp.	2,950	123,115
Sam Chun Dang Pharm Co. Ltd.	485	62,073
Samchully Co. Ltd.	65	4,044
Samjin Pharmaceutical Co. Ltd.	249	2,984
Samsung Biologics Co. Ltd.(1)	766	586,460
Samsung C&T Corp.	2,826	235,457
Samsung Card Co. Ltd.	448	13,821
Samsung E&A Co. Ltd.	16,379	183,978
Samsung Electro-Mechanics Co. Ltd.	3,938	365,367
Samsung Electronics Co. Ltd., GDR	6,998	6,618,051
Samsung Fire & Marine Insurance Co. Ltd.	3,262	854,091
Samsung Heavy Industries Co. Ltd.(1)	72,889	696,904
Samsung Life Insurance Co. Ltd.	6,365	377,664
Samsung Pharmaceutical Co. Ltd.(1)	723	786
Samsung SDI Co. Ltd.	2,086	322,012
Samsung SDS Co. Ltd.	3,082	260,221
Samsung Securities Co. Ltd.	13,295	415,975
Samwha Capacitor Co. Ltd.	200	3,932
43

Avantis Emerging Markets Equity Fund
	Shares	Value
Samyang Corp.	176	$5,379
Samyang Foods Co. Ltd.	614	361,915
Samyang Holdings Corp.	195	7,957
SD Biosensor, Inc.	3,414	24,732
SeAH Besteel Holdings Corp.(1)	5,352	72,283
SeAH Steel Corp.(1)	339	37,280
SeAH Steel Holdings Corp.(1)	253	40,690
Sebang Global Battery Co. Ltd.	1,135	56,855
Seegene, Inc.	4,156	70,059
Seobu T&D	2,019	7,714
Seoul Semiconductor Co. Ltd.(1)	5,788	27,386
Seoul Viosys Co. Ltd.(1)	377	877
Seoyon E-Hwa Co. Ltd.(1)	2,819	24,442
SFA Engineering Corp.	912	12,355
SFA Semicon Co. Ltd.(1)	6,325	13,912
Shin Poong Pharmaceutical Co. Ltd.(1)	78	457
Shinhan Financial Group Co. Ltd., ADR(2)	38,360	1,225,602
Shinsegae International, Inc.(1)	1,719	12,184
Shinsegae, Inc.(1)	2,080	202,502
Shinsung Delta Tech Co. Ltd.	1,021	51,235
Shinyoung Securities Co. Ltd.	132	7,773
SK Biopharmaceuticals Co. Ltd.(1)	1,017	79,896
SK Bioscience Co. Ltd.(1)	1,157	33,813
SK Chemicals Co. Ltd.	1,075	30,820
SK D&D Co. Ltd.	306	1,705
SK Discovery Co. Ltd.	345	8,267
SK Eternix Co. Ltd.(1)	549	5,627
SK Gas Ltd.	126	20,287
SK Hynix, Inc.	39,669	5,264,505
SK IE Technology Co. Ltd.(1)	232	4,473
SK Innovation Co. Ltd.(1)	8,955	773,907
SK Networks Co. Ltd.	27,148	80,292
SK oceanplant Co. Ltd.(1)	1,905	20,115
SK Securities Co. Ltd.(1)	31,975	10,415
SK Telecom Co. Ltd., ADR(2)	12,034	263,424
SK, Inc.	3,032	299,370
SKC Co. Ltd.(1)	731	65,856
SL Corp.	4,538	107,434
SM Entertainment Co. Ltd.	586	40,264
SNT Dynamics Co. Ltd.	3,449	67,554
SNT Motiv Co. Ltd.	2,310	39,679
S-Oil Corp.	7,969	309,803
SOLUM Co. Ltd.(1)	1,989	24,088
Songwon Industrial Co. Ltd.(1)	1,219	9,873
Soop Co. Ltd.	1,455	99,341
Soulbrain Co. Ltd.(1)	444	56,872
Soulbrain Holdings Co. Ltd.(1)	101	2,287
SPC Samlip Co. Ltd.	100	3,408
SPG Co. Ltd.(1)	2,075	37,020
STIC Investments, Inc.	700	3,774
Studio Dragon Corp.(1)	3,366	118,515
Suheung Co. Ltd.	280	3,012
Sun Kwang Co. Ltd.	157	1,660
Sung Kwang Bend Co. Ltd.	2,419	46,299
44

Avantis Emerging Markets Equity Fund
	Shares	Value
Sungwoo Hitech Co. Ltd.	10,589	$36,880
Synopex, Inc.(1)	9,545	32,867
Taeyoung Engineering & Construction Co. Ltd.(1)	572	1,015
Taihan Electric Wire Co. Ltd.(1)	2,248	18,607
TCC Steel	1,766	35,650
TechWing, Inc.	1,227	32,391
TES Co. Ltd.	1,403	20,088
TK Corp.	3,338	54,426
TKG Huchems Co. Ltd.	3,057	33,770
Tokai Carbon Korea Co. Ltd.	493	27,260
Tongyang Life Insurance Co. Ltd.	13,306	45,310
Toptec Co. Ltd.	247	760
TSE Co. Ltd.	162	5,000
Tway Air Co. Ltd.(1)	19,450	33,415
TY Holdings Co. Ltd.(1)	1,322	2,251
Unid Co. Ltd.	981	54,246
Value Added Technology Co. Ltd.(1)	1,055	14,640
Vieworks Co. Ltd.	344	5,120
VT Co. Ltd.(1)	4,098	95,384
Webzen, Inc.	5,817	48,823
WiSoL Co. Ltd.	935	4,136
Wonik Holdings Co. Ltd.(1)	908	2,557
WONIK IPS Co. Ltd.	1,371	23,983
Wonik Materials Co. Ltd.	174	2,493
Wonik QnC Corp.	1,985	25,299
Woongjin Thinkbig Co. Ltd.	2,317	2,505
Woori Financial Group, Inc.	105,478	1,196,503
Woori Technology Investment Co. Ltd.(1)	6,780	29,377
YG Entertainment, Inc.	1,265	54,564
Youngone Corp.(1)	5,585	182,327
Youngone Holdings Co. Ltd.	1,095	68,021
Yuanta Securities Korea Co. Ltd.(1)	8,160	14,266
Yuhan Corp.	2,263	189,821
Zinus, Inc.	380	4,792
		64,077,491
Taiwan — 21.4%
Abico Avy Co. Ltd.	34,020	37,565
Ability Enterprise Co. Ltd.	17,000	31,479
Accton Technology Corp.	50,000	1,000,818
Acer Cyber Security, Inc.	3,000	18,468
Acer E-Enabling Service Business, Inc.	2,000	16,526
Acer, Inc.	62,000	73,154
ACES Electronic Co. Ltd.(1)	32,514	61,950
Acon Holding, Inc.(1)	69,000	23,068
Acter Group Corp. Ltd.	17,000	216,950
Advanced Analog Technology, Inc.	2,000	3,729
Advanced Ceramic X Corp.	4,000	20,171
Advanced International Multitech Co. Ltd.	28,000	66,556
Advanced Power Electronics Corp.	16,000	44,388
Advanced Wireless Semiconductor Co.	27,000	80,140
Advancetek Enterprise Co. Ltd.	69,000	178,634
Advantech Co. Ltd.	6,708	82,113
AGV Products Corp.	14,000	5,173
AIC, Inc.	6,000	67,200
45

Avantis Emerging Markets Equity Fund
	Shares	Value
Airtac International Group	13,046	$378,215
Alcor Micro Corp.(1)(2)	3,000	10,148
Alltop Technology Co. Ltd.	9,500	84,567
Alpha Networks, Inc.	26,773	28,563
Altek Corp.	36,654	53,496
Ambassador Hotel	11,000	18,904
Ampak Technology, Inc.	7,000	28,700
Ampire Co. Ltd.	2,000	2,059
AMPOC Far-East Co. Ltd.	3,000	8,759
AmTRAN Technology Co. Ltd.	76,726	43,419
Anji Technology Co. Ltd.	5,099	5,696
Anpec Electronics Corp.	11,000	58,279
Apacer Technology, Inc.	1,000	1,583
APAQ Technology Co. Ltd.	7,000	29,492
APCB, Inc.	2,000	1,016
Apex International Co. Ltd.(1)	15,990	19,625
Ardentec Corp.	75,000	163,168
Argosy Research, Inc.	10,155	48,806
ASE Technology Holding Co. Ltd., ADR	156,747	1,587,847
Asia Cement Corp.	358,000	453,052
Asia Optical Co., Inc.	56,000	338,701
Asia Polymer Corp.	74,353	33,167
Asia Tech Image, Inc.	10,000	35,086
Asia Vital Components Co. Ltd.	8,910	140,362
ASPEED Technology, Inc.	1,000	106,410
ASROCK, Inc.	9,000	67,660
Asustek Computer, Inc.	26,000	532,132
Aten International Co. Ltd.	2,000	4,670
Audix Corp.	1,000	2,125
AUO Corp.(1)	540,640	249,159
AURAS Technology Co. Ltd.(2)	5,000	101,364
Avalue Technology, Inc.	6,000	19,733
Avermedia Technologies	18,800	28,808
Axiomtek Co. Ltd.	20,000	83,999
Azurewave Technologies, Inc.	18,000	37,745
Bafang Yunji International Co. Ltd.	5,000	24,627
Bank of Kaohsiung Co. Ltd.	72,223	25,544
Basso Industry Corp.	17,000	22,720
BES Engineering Corp.	164,000	57,624
Bin Chuan Enterprise Co. Ltd.(1)	26,000	63,266
Bioteque Corp.	8,000	31,192
Bizlink Holding, Inc.	31,000	548,250
Bonny Worldwide Ltd.(1)	5,000	40,398
Bora Pharmaceuticals Co. Ltd.	3,287	89,259
Brave C&H Supply Co. Ltd.	5,000	17,037
Brighton-Best International Taiwan, Inc.	31,000	36,409
Brillian Network & Automation Integrated System Co. Ltd.	6,000	38,442
C Sun Manufacturing Ltd.	354	1,901
Capital Futures Corp.	12,000	20,472
Capital Securities Corp.	287,000	234,902
Career Technology MFG. Co. Ltd.(1)	55,023	26,560
Caswell, Inc.	1,000	3,922
Catcher Technology Co. Ltd.	60,000	374,268
Cathay Financial Holding Co. Ltd.	1,014,893	2,092,935
46

Avantis Emerging Markets Equity Fund
	Shares	Value
Cayman Engley Industrial Co. Ltd.	2,000	$2,328
Celxpert Energy Corp.(1)	18,000	19,407
Cenra, Inc.	14,500	16,911
Central Reinsurance Co. Ltd.	49,975	40,911
Century Iron & Steel Industrial Co. Ltd.	27,000	152,466
Chailease Holding Co. Ltd.	15,959	60,575
Chain Chon Industrial Co. Ltd.	41,000	19,450
ChainQui Construction Development Co. Ltd.(1)	2,200	1,113
Chaintech Technology Corp.	17,000	18,775
Champion Building Materials Co. Ltd.(1)	22,500	6,682
Chang Hwa Commercial Bank Ltd.	822,842	453,319
Chang Wah Electromaterials, Inc.	4,000	5,054
Chang Wah Technology Co. Ltd.	62,000	64,525
Channel Well Technology Co. Ltd.	40,000	106,692
Charoen Pokphand Enterprise	24,000	74,751
CHC Healthcare Group	9,000	15,804
CHC Resources Corp.	17,000	36,530
Chen Full International Co. Ltd.	4,000	5,565
Chenbro Micom Co. Ltd.	15,000	131,374
Cheng Loong Corp.	71,000	43,439
Cheng Mei Materials Technology Corp.(1)	93,789	39,360
Cheng Shin Rubber Industry Co. Ltd.	327,000	499,206
Cheng Uei Precision Industry Co. Ltd.	13,000	27,351
Chenming Electronic Technology Corp.	5,000	20,078
Chia Chang Co. Ltd.	5,000	6,273
Chia Hsin Cement Corp.	2,040	1,009
Chicony Electronics Co. Ltd.	63,000	307,701
Chicony Power Technology Co. Ltd.	8,000	30,701
Chien Kuo Construction Co. Ltd.	26,400	22,229
China Airlines Ltd.	602,000	431,351
China Bills Finance Corp.	46,000	21,271
China Electric Manufacturing Corp.	28,000	13,357
China General Plastics Corp.	26,805	10,667
China Man-Made Fiber Corp.(1)	82,000	18,380
China Metal Products	44,000	43,028
China Motor Corp.(2)	29,000	69,542
China Petrochemical Development Corp.(1)	464,690	117,674
China Steel Chemical Corp.	8,000	24,028
China Steel Corp.(2)	937,000	691,348
China Wire & Cable Co. Ltd.	22,000	24,486
Chinese Maritime Transport Ltd.	26,000	37,882
Ching Feng Home Fashions Co. Ltd.	1,025	1,034
Chin-Poon Industrial Co. Ltd.	44,000	46,523
Chipbond Technology Corp.	88,000	174,869
ChipMOS Technologies, Inc.	76,000	73,569
Chlitina Holding Ltd.	4,120	15,483
Chong Hong Construction Co. Ltd.	37,000	107,711
Chroma ATE, Inc.	18,000	181,768
Chun Yuan Steel Industry Co. Ltd.	77,000	44,449
Chung Hwa Pulp Corp.(1)	19,000	9,794
Chung-Hsin Electric & Machinery Manufacturing Corp.	70,000	320,297
Chunghwa Telecom Co. Ltd., ADR(2)	25,406	987,785
Cleanaway Co. Ltd.	11,000	62,001
Clevo Co.(2)	70,000	103,759
47

Avantis Emerging Markets Equity Fund
	Shares	Value
CMC Magnetics Corp.	163,280	$49,533
Compal Electronics, Inc.	762,000	890,758
Compeq Manufacturing Co. Ltd.(2)	125,000	255,966
Compucase Enterprise	18,000	52,057
Concord International Securities Co. Ltd.	60,311	29,162
Concord Securities Co. Ltd.	144,929	66,437
Continental Holdings Corp.	56,000	53,818
Contrel Technology Co. Ltd.	4,000	6,254
Coremax Corp.	8,731	15,534
Coretronic Corp.	44,000	110,608
Creative Sensor, Inc.	25,000	47,088
Cryomax Cooling System Corp.	1,578	1,741
CTBC Financial Holding Co. Ltd.	2,137,000	2,640,529
CviLux Corp.	14,000	21,062
CyberPower Systems, Inc.	12,000	112,170
DA CIN Construction Co. Ltd.	20,000	35,451
Da-Li Development Co. Ltd.	67,287	91,255
Darfon Electronics Corp.	36,000	49,506
Darwin Precisions Corp.(1)	23,000	9,594
Daxin Materials Corp.	2,000	12,898
De Licacy Industrial Co. Ltd.	33,000	18,473
Delta Electronics, Inc.	56,000	672,391
Depo Auto Parts Ind Co. Ltd.	20,000	126,872
DFI, Inc.	10,000	24,698
Dimerco Express Corp.	13,102	33,040
D-Link Corp.	105,000	66,653
DONPON PRECISION, Inc.	10,000	10,421
Dyaco International, Inc.	1,050	1,008
Dynamic Holding Co. Ltd.(2)	63,274	115,519
Dynapack International Technology Corp.(2)	41,000	216,126
E Ink Holdings, Inc.	24,000	197,984
E.Sun Financial Holding Co. Ltd.	1,221,230	1,077,336
Eastech Holding Ltd.	12,000	50,222
Eastern Media International Corp.(1)	8,088	4,273
Eclat Textile Co. Ltd.	16,000	261,908
ECOVE Environment Corp.	3,000	27,669
Edimax Technology Co. Ltd.(1)	43,000	37,738
Edom Technology Co. Ltd.	5,000	4,460
Elan Microelectronics Corp.	49,000	235,995
E-Lead Electronic Co. Ltd.	8,000	14,525
Elite Advanced Laser Corp.(1)	8,000	65,117
Elite Material Co. Ltd.	6,000	113,783
Elitegroup Computer Systems Co. Ltd.	35,000	23,422
eMemory Technology, Inc.	9,000	787,340
Emerging Display Technologies Corp.	25,000	21,976
Ennostar, Inc.(1)	177,325	240,173
Eson Precision Ind Co. Ltd.	36,000	64,745
Eternal Materials Co. Ltd.	128,100	111,827
Eva Airways Corp.	489,000	634,848
Evergreen International Storage & Transport Corp.	54,000	49,756
Evergreen Marine Corp. Taiwan Ltd.	141,800	920,677
EVERGREEN Steel Corp.	23,000	66,375
Everlight Chemical Industrial Corp.	65,000	42,156
Everlight Electronics Co. Ltd.	89,000	220,967
48

Avantis Emerging Markets Equity Fund
	Shares	Value
Evertop Wire Cable Corp.	43,000	$26,331
Excellence Opto, Inc.	2,000	1,596
Excelsior Medical Co. Ltd.	22,711	60,159
Far Eastern Department Stores Ltd.	148,000	108,530
Far Eastern International Bank	327,258	136,982
Far Eastern New Century Corp.	424,000	411,702
Far EasTone Telecommunications Co. Ltd.	158,674	432,661
Faraday Technology Corp.	14,540	103,489
Farglory Land Development Co. Ltd.	27,000	63,523
Feedback Technology Corp.	1,240	4,837
Feng Hsin Steel Co. Ltd.	27,000	59,149
Feng TAY Enterprise Co. Ltd.	54,344	225,639
Firich Enterprises Co. Ltd.	9,918	9,978
First Financial Holding Co. Ltd.	1,211,708	1,015,894
First Hi-Tec Enterprise Co. Ltd.	17,000	70,861
First Insurance Co. Ltd.	25,000	20,587
First Steamship Co. Ltd.(1)	79,350	19,656
FIT Holding Co. Ltd.	6,000	11,928
Fitipower Integrated Technology, Inc.	10,693	75,686
Fittech Co. Ltd.(1)	253	794
FLEXium Interconnect, Inc.	48,000	100,725
Flytech Technology Co. Ltd.	21,000	96,635
Forcecon Tech Co. Ltd.	15,000	68,185
Forest Water Environment Engineering Co. Ltd.(1)	16,512	18,871
Formosa Advanced Technologies Co. Ltd.	5,000	4,445
Formosa Chemicals & Fibre Corp.	110,000	98,673
Formosa International Hotels Corp.	7,000	42,334
Formosa Laboratories, Inc.	12,000	27,105
Formosa Petrochemical Corp.	10,000	11,678
Formosa Plastics Corp.	106,000	124,401
Formosa Sumco Technology Corp.(2)	10,000	28,818
Formosa Taffeta Co. Ltd.	87,000	50,766
Formosan Rubber Group, Inc.	11,700	9,353
Formosan Union Chemical	54,000	35,359
Fortune Electric Co. Ltd.	12,000	226,996
Founding Construction & Development Co. Ltd.	26,000	15,642
Foxconn Technology Co. Ltd.	167,000	382,925
Foxsemicon Integrated Technology, Inc.	20,000	193,279
Franbo Lines Corp.	12,966	9,143
Froch Enterprise Co. Ltd.	33,000	19,005
FSP Technology, Inc.	30,000	61,369
Fu Hua Innovation Co. Ltd.	6,866	7,397
Fubon Financial Holding Co. Ltd.	822,120	2,290,185
Fulgent Sun International Holding Co. Ltd.	27,437	124,802
Full Wang International Development Co. Ltd.(1)	1,479	1,970
Fulltech Fiber Glass Corp.(1)	15,970	15,995
Fusheng Precision Co. Ltd.	19,000	197,401
G Tech Optoelectronics Corp.(1)	35,000	37,354
Galaxy Software Services Corp.	5,000	20,948
Gamania Digital Entertainment Co. Ltd.	7,000	16,854
GEM Services, Inc.	16,000	34,879
Gemtek Technology Corp.	82,000	80,604
General Interface Solution Holding Ltd.(1)	40,000	66,830
Genesys Logic, Inc.	19,000	94,551
49

Avantis Emerging Markets Equity Fund
	Shares	Value
Genius Electronic Optical Co. Ltd.(2)	19,000	$272,384
GeoVision, Inc.	11,570	20,625
Getac Holdings Corp.	43,000	158,399
Giant Manufacturing Co. Ltd.	48,217	229,133
Giantplus Technology Co. Ltd.	41,000	18,083
Gigabyte Technology Co. Ltd.(2)	16,000	123,378
Global Brands Manufacture Ltd.	82,200	183,937
Global Lighting Technologies, Inc.	5,000	8,779
Global Mixed Mode Technology, Inc.	11,000	80,615
Global PMX Co. Ltd.	13,000	42,965
Global Unichip Corp.	11,000	435,900
Globalwafers Co. Ltd.	10,000	113,578
Globe Union Industrial Corp.	53,000	23,281
Gloria Material Technology Corp.	89,000	130,047
Gold Circuit Electronics Ltd.	58,100	385,063
Golden Long Teng Development Co. Ltd.	34,000	32,093
Goldsun Building Materials Co. Ltd.	160,990	209,900
Gordon Auto Body Parts	33,000	37,338
Gourmet Master Co. Ltd.	26,000	79,912
Grand Fortune Securities Co. Ltd.	54,269	21,732
Grand Pacific Petrochemical(1)	134,857	43,545
Grand Process Technology Corp.	1,000	37,574
Grape King Bio Ltd.	21,000	94,467
Great Tree Pharmacy Co. Ltd.	4,682	24,251
Great Wall Enterprise Co. Ltd.	74,304	125,212
Greatek Electronics, Inc.	81,000	157,267
GTM Holdings Corp.	2,000	2,122
Hai Kwang Enterprise Corp.(1)	12,600	7,664
Hannstar Board Corp.	46,076	77,750
HannStar Display Corp.(1)	252,000	66,265
HannsTouch Holdings Co.(1)	113,000	30,499
Hanpin Electron Co. Ltd.	15,000	25,288
Harmony Electronics Corp.	5,000	5,102
HD Renewable Energy Co. Ltd.	11,149	75,734
Heran Co. Ltd.	2,000	6,235
Highwealth Construction Corp.	89,964	120,206
Hi-Lai Foods Co. Ltd.	4,000	18,686
HIM International Music, Inc.	8,000	29,005
Hiroca Holdings Ltd.	4,000	3,637
Hitron Technology, Inc.	11,000	9,681
Hiwin Technologies Corp.	18,675	176,083
Ho Tung Chemical Corp.	146,000	36,914
Hocheng Corp.	66,140	34,456
Holy Stone Enterprise Co. Ltd.	15,500	39,902
Hon Hai Precision Industry Co. Ltd.	902,000	4,670,112
Hong Ho Precision Textile Co. Ltd.	21,000	27,787
Hong Pu Real Estate Development Co. Ltd.	40,000	37,783
Hong TAI Electric Industrial	19,000	19,680
Horizon Securities Co. Ltd.	19,080	6,468
Hota Industrial Manufacturing Co. Ltd.	2,147	5,400
Hotai Finance Co. Ltd.	21,780	54,274
Hotai Motor Co. Ltd.	38,180	710,402
Hsin Ba Ba Corp.	10,207	34,777
Hsing TA Cement Co.	2,000	1,090
50

Avantis Emerging Markets Equity Fund
	Shares	Value
HTC Corp.(1)	9,000	$12,552
Hu Lane Associate, Inc.	16,150	87,365
Hua Nan Financial Holdings Co. Ltd.	986,287	832,745
Huang Hsiang Construction Corp.	14,000	30,973
Hung Ching Development & Construction Co. Ltd.	2,000	2,239
Hung Sheng Construction Ltd.	82,920	63,336
Hwang Chang General Contractor Co. Ltd.(2)	47,085	147,700
IBF Financial Holdings Co. Ltd.	243,716	106,329
Ichia Technologies, Inc.	17,000	21,026
I-Chiun Precision Industry Co. Ltd.(2)	10,540	33,250
IEI Integration Corp.	5,000	16,318
In Win Development, Inc.(1)	6,000	16,965
Infortrend Technology, Inc.	23,000	20,828
Innolux Corp.	1,264,524	568,329
Inpaq Technology Co. Ltd.	17,853	44,321
Integrated Service Technology, Inc.	14,000	55,274
IntelliEPI, Inc.(1)	8,000	39,537
Interactive Digital Technologies, Inc.	8,000	20,981
International CSRC Investment Holdings Co.(1)	89,000	33,695
International Games System Co. Ltd.	30,000	884,576
Inventec Corp.(2)	79,000	109,295
Iron Force Industrial Co. Ltd.	8,296	24,957
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,601
ITE Technology, Inc.	18,000	84,566
ITEQ Corp.(2)	42,000	94,132
J&V Energy Technology Co. Ltd.	2,000	10,287
Jarllytec Co. Ltd.(2)	14,000	72,970
Jean Co. Ltd.	24,538	20,338
Jetwell Computer Co. Ltd.	7,000	39,455
Jih Lin Technology Co. Ltd.	2,000	3,143
Jinan Acetate Chemical Co. Ltd.	13,417	373,206
Johnson Health Tech Co. Ltd.	20,000	108,786
Joinsoon Electronics Manufacturing Co. Ltd.	1,549	855
JPC connectivity, Inc.(2)	16,000	69,748
K Laser Technology, Inc.	2,000	1,238
Kaimei Electronic Corp.	28,400	56,588
Kedge Construction Co. Ltd.	14,000	34,926
KEE TAI Properties Co. Ltd.	42,630	18,914
Kenda Rubber Industrial Co. Ltd.	37,892	32,135
Kenturn Nano Tec Co. Ltd.	7,000	15,704
Kerry TJ Logistics Co. Ltd.	23,000	26,940
Keystone Microtech Corp.	5,000	63,458
KGI Financial Holding Co. Ltd.	676,760	372,622
KGI Financial Holding Co. Ltd., Preference Shares	80,081	19,584
KHGEARS International Ltd.	7,000	44,831
Kindom Development Co. Ltd.	89,400	148,993
King Polytechnic Engineering Co. Ltd.	23,793	38,495
King Yuan Electronics Co. Ltd.	196,000	625,010
King's Town Bank Co. Ltd.	163,000	250,995
Kinik Co.	10,000	81,712
Kinpo Electronics	270,000	212,041
Kinsus Interconnect Technology Corp.(2)	53,000	159,777
KMC Kuei Meng International, Inc.	2,000	7,648
KNH Enterprise Co. Ltd.	4,000	2,367
51

Avantis Emerging Markets Equity Fund
	Shares	Value
KS Terminals, Inc.	3,000	$6,447
Kuang Hong Arts Management, Inc.	6,000	16,312
Kung Long Batteries Industrial Co. Ltd.	13,000	61,404
Kung Sing Engineering Corp.(1)	71,400	25,804
Kuo Toong International Co. Ltd.	9,000	14,772
Kuo Yang Construction Co. Ltd.	25,000	16,409
L&K Engineering Co. Ltd.	39,918	326,786
Lanner Electronics, Inc.	18,180	61,514
Largan Precision Co. Ltd.	3,000	244,077
Lealea Enterprise Co. Ltd.(1)	23,920	6,278
Lelon Electronics Corp.	12,000	32,058
Lemtech Holdings Co. Ltd.	9,000	37,390
Li Peng Enterprise Co. Ltd.(1)	126,000	27,655
Lien Hwa Industrial Holdings Corp.	1,546	2,432
Lingsen Precision Industries Ltd.(1)	32,000	16,835
Lintes Technology Co. Ltd.	4,000	17,719
Lion Travel Service Co. Ltd.	19,000	78,278
Lite-On Technology Corp.	219,000	701,530
Liton Technology Corp.	14,000	18,620
Long Bon International Co. Ltd.(1)	101,000	63,872
Long Da Construction & Development Corp.	2,000	2,069
Longchen Paper & Packaging Co. Ltd.(1)	70,591	25,258
Longwell Co.	19,000	47,661
Lotes Co. Ltd.	10,142	500,148
Lotus Pharmaceutical Co. Ltd.	8,000	66,358
Loyalty Founder Enterprise Co. Ltd.	14,000	16,886
Lucky Cement Corp.	9,000	4,116
Lung Yen Life Service Corp.(1)	23,000	45,131
Macauto Industrial Co. Ltd.	2,000	3,579
Macnica Galaxy, Inc.	10,000	26,068
Macroblock, Inc.	3,000	6,988
Macronix International Co. Ltd.	75,000	49,689
Makalot Industrial Co. Ltd.	13,320	152,809
Marketech International Corp.	13,000	60,872
Materials Analysis Technology, Inc.	8,414	54,728
MediaTek, Inc.	127,000	5,680,605
Mega Financial Holding Co. Ltd.	1,054,247	1,268,120
Meiloon Industrial Co.	25,600	22,286
Mercuries & Associates Holding Ltd.(1)	70,504	33,583
Mercuries Life Insurance Co. Ltd.(1)	547,870	117,295
Merida Industry Co. Ltd.	34,000	173,423
Merry Electronics Co. Ltd.	38,573	133,468
Micro-Star International Co. Ltd.	19,000	105,641
Mildef Crete, Inc.	9,000	35,906
MIN AIK Technology Co. Ltd.(1)	36,000	26,658
Mitac Holdings Corp.	171,840	361,895
Mobiletron Electronics Co. Ltd.(1)	1,000	1,238
momo.com, Inc.	7,801	91,299
MOSA Industrial Corp.(1)	37,656	26,060
Motech Industries, Inc.	45,000	30,257
MPI Corp.	1,000	23,331
MSSCORPS Co. Ltd.	6,480	27,874
My Humble House Hospitality Management Consulting(1)	13,000	20,346
Nak Sealing Technologies Corp.	6,000	21,056
52

Avantis Emerging Markets Equity Fund
	Shares	Value
Namchow Holdings Co. Ltd.	27,000	$41,825
Nan Pao Resins Chemical Co. Ltd.	8,000	79,248
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	910
Nan Ya Plastics Corp.	160,000	162,965
Nan Ya Printed Circuit Board Corp.(2)	19,000	77,398
Nantex Industry Co. Ltd.	29,000	29,755
Nanya Technology Corp.(1)	77,000	89,093
Netronix, Inc.	15,000	60,238
Nexcom International Co. Ltd.	19,000	52,174
Nichidenbo Corp.	6,000	12,902
Nidec Chaun-Choung Technology Corp.	3,000	16,733
Nien Made Enterprise Co. Ltd.	14,000	187,156
Niko Semiconductor Co. Ltd.	5,289	7,560
Nishoku Technology, Inc.	2,000	9,943
Nova Technology Corp.	2,000	13,642
Novatek Microelectronics Corp.	53,000	867,609
Nuvoton Technology Corp.	61,000	170,041
O-Bank Co. Ltd.	149,000	45,011
Ocean Plastics Co. Ltd.	9,000	9,883
Onyx Healthcare, Inc.	3,000	15,463
Optimax Technology Corp.	16,000	14,561
Orient Semiconductor Electronics Ltd.(2)	89,000	97,779
Oriental Union Chemical Corp.	36,000	16,958
O-TA Precision Industry Co. Ltd.	10,000	22,328
Pacific Construction Co.	57,000	20,269
Pacific Hospital Supply Co. Ltd.	3,000	8,333
PADAUK Technology Co. Ltd.	2,662	6,365
Paiho Shih Holdings Corp.(1)	46,000	40,243
Pan Jit International, Inc.	46,000	76,386
Pan-International Industrial Corp.	73,000	95,986
Parade Technologies Ltd.	1,000	20,505
PCL Technologies, Inc.	8,000	27,782
Pegatron Corp.	263,000	751,071
Pegavision Corp.	7,171	82,739
PharmaEssentia Corp.(1)	4,000	76,595
Phison Electronics Corp.	3,000	50,011
Phoenix Silicon International Corp.	8,449	42,089
Phoenix Tours International, Inc.	11,000	22,949
Pixart Imaging, Inc.	8,000	65,105
Planet Technology Corp.	5,000	23,887
Podak Co. Ltd.	10,500	16,121
Posiflex Technology, Inc.	1,000	9,032
Pou Chen Corp.	481,000	557,949
Power Wind Health Industry, Inc.	1,050	3,568
Powerchip Semiconductor Manufacturing Corp.(1)	158,000	86,858
Powertech Technology, Inc.	117,000	448,058
Poya International Co. Ltd.	7,120	112,365
President Chain Store Corp.	61,000	486,226
President Securities Corp.	192,451	162,291
Primax Electronics Ltd.	89,000	232,348
Prince Housing & Development Corp.	180,000	56,188
Promate Electronic Co. Ltd.	36,000	86,040
Prosperity Dielectrics Co. Ltd.	21,000	27,285
Qisda Corp.	59,000	65,017
53

Avantis Emerging Markets Equity Fund
	Shares	Value
Qualipoly Chemical Corp.	2,000	$3,784
Quang Viet Enterprise Co. Ltd.	1,000	3,276
Quanta Computer, Inc.	48,000	355,733
Quanta Storage, Inc.	24,000	77,111
Radiant Opto-Electronics Corp.	85,000	509,495
Radium Life Tech Co. Ltd.(1)	121,000	41,022
Raydium Semiconductor Corp.	10,000	117,988
Realtek Semiconductor Corp.(2)	70,000	1,154,950
Rechi Precision Co. Ltd.	62,000	54,043
Rexon Industrial Corp. Ltd.	24,000	26,922
Rich Development Co. Ltd.	186,430	55,871
RiTdisplay Corp.(1)	4,738	5,914
Ritek Corp.(1)	16,000	6,349
Roo Hsing Co. Ltd.(1)	3,000	351
Ruentex Development Co. Ltd.	220,880	282,642
Ruentex Engineering & Construction Co.	15,672	84,135
Ruentex Industries Ltd.	108,235	226,523
Ruentex Materials Co. Ltd.	1,000	771
Run Long Construction Co. Ltd.(2)	81,400	92,041
Sampo Corp.	9,000	7,766
San Fang Chemical Industry Co. Ltd.	63,000	97,255
San Far Property Ltd.	2,316	1,812
San Shing Fastech Corp.	3,000	4,980
Sanyang Motor Co. Ltd.	62,000	129,876
Scientech Corp.	2,000	20,400
SDI Corp.	4,000	11,325
Senao Networks, Inc.	8,000	58,463
Sensortek Technology Corp.	1,000	6,837
Sercomm Corp.	68,000	277,705
Sesoda Corp.	55,000	68,638
Shanghai Commercial & Savings Bank Ltd.	294,001	391,905
Shan-Loong Transportation Co. Ltd.	2,000	1,077
Sheng Yu Steel Co. Ltd.	2,000	1,599
ShenMao Technology, Inc.	16,000	33,201
Shih Her Technologies, Inc.	13,000	51,449
Shih Wei Navigation Co. Ltd.(1)	16,457	11,016
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	3,000	5,164
Shin Kong Financial Holding Co. Ltd.(1)	2,200,079	825,961
Shin Zu Shing Co. Ltd.(2)	22,829	189,994
Shining Building Business Co. Ltd.(1)	22,000	6,776
Shinkong Insurance Co. Ltd.	49,000	149,341
Shinkong Synthetic Fibers Corp.	163,000	74,731
Shiny Chemical Industrial Co. Ltd.	17,777	83,885
Shuttle, Inc.	27,000	17,535
Sigurd Microelectronics Corp.	91,000	208,861
Silergy Corp.	4,000	53,953
Silicon Integrated Systems Corp.	9,174	18,403
Simplo Technology Co. Ltd.	32,000	362,708
Sinbon Electronics Co. Ltd.	31,000	283,356
Sincere Navigation Corp.	55,000	45,944
Singatron Enterprise Co. Ltd.	8,000	6,697
Sino-American Silicon Products, Inc.	24,000	91,191
Sinon Corp.	80,000	116,447
SinoPac Financial Holdings Co. Ltd.	1,196,569	823,621
54

Avantis Emerging Markets Equity Fund
	Shares	Value
Sinyi Realty, Inc.	6,000	$5,348
Sirtec International Co. Ltd.	1,000	936
Sitronix Technology Corp.	3,000	19,690
Siward Crystal Technology Co. Ltd.	26,000	21,040
Solteam, Inc.	5,332	10,760
Sonix Technology Co. Ltd.	12,000	14,847
Speed Tech Corp.	27,000	41,573
Sporton International, Inc.(2)	7,402	46,501
Sports Gear Co. Ltd.	18,000	85,800
St. Shine Optical Co. Ltd.	14,000	81,112
Standard Foods Corp.	20,000	21,478
Stark Technology, Inc.	24,000	114,622
Sunjuice Holdings Co. Ltd.	1,000	4,772
Sunny Friend Environmental Technology Co. Ltd.	2,248	6,066
Sunonwealth Electric Machine Industry Co. Ltd.	26,000	73,275
Sunplus Innovation Technology, Inc.	5,000	23,651
Sunrex Technology Corp.	24,000	50,255
Sunspring Metal Corp.	39,000	35,770
Swancor Holding Co. Ltd.	8,000	20,940
Sweeten Real Estate Development Co. Ltd.	2,426	2,343
Symtek Automation Asia Co. Ltd.	8,323	48,251
Syncmold Enterprise Corp.	29,000	90,213
Synnex Technology International Corp.	199,000	422,579
Syscom Computer Engineering Co.	8,000	14,992
Systex Corp.	4,000	16,503
T3EX Global Holdings Corp.	3,121	7,641
TA Chen Stainless Pipe	308,369	457,273
Ta Ya Electric Wire & Cable	77,000	100,380
Tah Hsin Industrial Corp.	2,145	4,529
TA-I Technology Co. Ltd.	19,000	25,764
Tai Tung Communication Co. Ltd.(1)	47,000	32,711
Taichung Commercial Bank Co. Ltd.	579,807	333,885
TaiDoc Technology Corp.	9,000	37,859
Taiflex Scientific Co. Ltd.	10,103	14,923
Taimide Tech, Inc.	22,000	50,482
Tainan Spinning Co. Ltd.	160,000	72,412
Tai-Saw Technology Co. Ltd.	20,000	14,328
Taishin Financial Holding Co. Ltd.(2)	1,409,253	743,658
TaiSol Electronics Co. Ltd.	11,000	20,158
Taisun Enterprise Co. Ltd.(1)	2,000	1,219
Taita Chemical Co. Ltd.	9,343	4,054
TAI-TECH Advanced Electronics Co. Ltd.	7,000	26,379
Taiwan Business Bank	1,093,746	518,588
Taiwan Cooperative Financial Holding Co. Ltd.	735,754	547,894
Taiwan FamilyMart Co. Ltd.	1,000	5,793
Taiwan Fertilizer Co. Ltd.	72,000	116,744
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,817
Taiwan FU Hsing Industrial Co. Ltd.	33,000	52,310
Taiwan Glass Industry Corp.(1)	103,000	52,626
Taiwan High Speed Rail Corp.	214,000	178,310
Taiwan Hon Chuan Enterprise Co. Ltd.	49,067	249,301
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	35,000	40,594
Taiwan Land Development Corp.(1)	21,000	6
Taiwan Mobile Co. Ltd.	48,000	166,976
55

Avantis Emerging Markets Equity Fund
	Shares	Value
Taiwan Navigation Co. Ltd.	37,000	$36,502
Taiwan Paiho Ltd.	73,000	160,987
Taiwan PCB Techvest Co. Ltd.	38,000	40,506
Taiwan Sakura Corp.	25,000	66,696
Taiwan Secom Co. Ltd.	37,000	139,121
Taiwan Semiconductor Co. Ltd.	15,000	24,012
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	169,903	30,672,589
Taiwan Shin Kong Security Co. Ltd.	1,010	1,282
Taiwan Styrene Monomer(1)	2,000	631
Taiwan Surface Mounting Technology Corp.	62,000	207,038
Taiwan Takisawa Technology Co. Ltd.	10,000	24,320
Taiwan TEA Corp.(1)	29,000	17,138
Taiyen Biotech Co. Ltd.	6,000	5,951
Tatung Co. Ltd.(1)	114,000	147,169
Tatung System Technologies, Inc.	13,000	29,647
TBI Motion Technology Co. Ltd.(1)	22,000	38,385
TCC Group Holdings Co. Ltd.	739,858	787,707
Te Chang Construction Co. Ltd.	1,000	1,972
Team Group, Inc.(1)	3,000	7,990
Teco Electric & Machinery Co. Ltd.	167,000	274,406
Teco Image Systems Co. Ltd.	19,000	14,405
Tera Autotech Corp.	1,081	860
Test Research, Inc.	32,000	124,846
Test Rite International Co. Ltd.	2,000	1,256
Tex-Ray Industrial Co. Ltd.(1)	12,000	3,848
Thinking Electronic Industrial Co. Ltd.	9,000	44,789
Thintech Materials Technology Co. Ltd.	9,000	18,159
Thye Ming Industrial Co. Ltd.	25,800	54,247
Ton Yi Industrial Corp.	112,000	54,920
Tong Hsing Electronic Industries Ltd.	19,890	75,454
Tong Yang Industry Co. Ltd.	73,000	255,971
Tong-Tai Machine & Tool Co. Ltd.(2)	74,000	77,854
Top Union Electronics Corp.	11,075	11,123
Topco Scientific Co. Ltd.	42,000	372,486
Topkey Corp.	16,000	103,574
Topoint Technology Co. Ltd.	28,000	28,075
TPK Holding Co. Ltd.(1)	77,000	91,282
Tripod Technology Corp.	62,000	388,162
Trusval Technology Co. Ltd.	4,093	23,292
Tsann Kuen Enterprise Co. Ltd.	8,419	7,690
TSRC Corp.	103,000	68,396
Ttet Union Corp.	2,000	9,230
TTFB Co. Ltd.	3,300	20,852
TTY Biopharm Co. Ltd.	17,000	40,906
Tung Ho Steel Enterprise Corp.	97,770	218,820
Tung Thih Electronic Co. Ltd.	15,900	42,505
TXC Corp.	50,000	155,330
TYC Brother Industrial Co. Ltd.	44,000	84,450
Tyntek Corp.	14,000	9,198
UDE Corp.	21,000	64,927
Ultra Chip, Inc.	8,000	18,996
U-Ming Marine Transport Corp.	63,000	140,840
Unimicron Technology Corp.	56,000	197,304
Union Bank of Taiwan	228,130	108,516
56

Avantis Emerging Markets Equity Fund
	Shares	Value
Union Insurance Co. Ltd.(1)	16,100	$16,531
Uni-President Enterprises Corp.	468,000	1,152,377
Unitech Printed Circuit Board Corp.(1)	91,497	82,514
United Integrated Services Co. Ltd.	4,000	52,471
United Microelectronics Corp.(2)	867,000	1,139,299
United Renewable Energy Co. Ltd.(1)	76,285	23,685
Univacco Technology, Inc.	18,000	31,635
Universal Cement Corp.	73,759	67,590
Universal Vision Biotechnology Co. Ltd.	3,339	23,418
UPC Technology Corp.	63,000	17,052
Userjoy Technology Co. Ltd.	4,410	10,810
USI Corp.	105,000	38,010
Utechzone Co. Ltd.	10,000	33,811
UVAT Technology Co. Ltd.	8,000	20,425
Vanguard International Semiconductor Corp.	160,733	483,149
Ventec International Group Co. Ltd.	11,000	27,357
Via Technologies, Inc.	19,000	52,117
Visual Photonics Epitaxy Co. Ltd.	9,000	38,854
Voltronic Power Technology Corp.	9,000	444,880
Wafer Works Corp.	74,139	57,259
Wah Hong Industrial Corp.	16,000	21,687
Wah Lee Industrial Corp.	28,100	96,912
Walsin Lihwa Corp.	197,763	166,211
Walsin Technology Corp.	29,000	83,393
Walton Advanced Engineering, Inc.	49,000	21,878
Wan Hai Lines Ltd.	102,785	259,408
WEI Chih Steel Industrial Co. Ltd.	13,000	9,485
Wei Chuan Foods Corp.	9,000	4,951
Weikeng Industrial Co. Ltd.	36,000	38,160
Well Shin Technology Co. Ltd.	22,000	41,473
Wholetech System Hitech Ltd.	13,000	40,061
Win Semiconductors Corp.(1)	26,000	86,277
Winbond Electronics Corp.(1)	257,428	144,807
Winmate, Inc.	10,000	53,093
Winstek Semiconductor Co. Ltd.	9,000	29,083
Wisdom Marine Lines Co. Ltd.	82,047	205,777
Wistron Corp.	413,000	1,381,498
Wistron NeWeb Corp.	38,000	168,595
WITS Corp.	13,593	45,681
Wiwynn Corp.	3,000	175,337
Wonderful Hi-Tech Co. Ltd.	30,000	34,459
Wowprime Corp.	21,293	152,142
WPG Holdings Ltd.	78,000	166,994
WT Microelectronics Co. Ltd.	69,058	229,038
WUS Printed Circuit Co. Ltd.	27,800	40,320
WW Holding, Inc.	6,000	19,563
XAVi Technologies Corp.(1)	8,000	16,589
XinTec, Inc.	6,000	31,988
Xxentria Technology Materials Corp.	9,810	18,174
Yageo Corp.	14,830	251,261
Yang Ming Marine Transport Corp.(2)	265,000	581,428
Yankey Engineering Co. Ltd.(2)	4,693	62,789
YC INOX Co. Ltd.(1)	49,668	41,576
YCC Parts Manufacturing Co. Ltd.	1,000	1,752
57

Avantis Emerging Markets Equity Fund
	Shares	Value
Yea Shin International Development Co. Ltd.	6,646	$7,057
Yem Chio Co. Ltd.	13,771	7,434
Yen Sun Technology Corp.	14,000	19,803
Yeong Guan Energy Technology Group Co. Ltd.(1)	13,371	16,520
YFY, Inc.	82,000	74,156
Yi Jinn Industrial Co. Ltd.	7,350	4,551
Yieh Phui Enterprise Co. Ltd.	177,228	91,798
Yonyu Plastics Co. Ltd.	1,000	766
Young Fast Optoelectronics Co. Ltd.	25,000	47,037
Youngtek Electronics Corp.	22,000	41,496
Yuanta Financial Holding Co. Ltd.	1,208,372	1,339,681
Yuanta Futures Co. Ltd.	11,000	30,009
Yulon Finance Corp.	32,244	116,343
Yulon Motor Co. Ltd.	66,784	100,686
Yungshin Construction & Development Co. Ltd.	13,000	59,992
YungShin Global Holding Corp.	11,000	17,287
Zeng Hsing Industrial Co. Ltd.	2,148	7,230
Zenitron Corp.	24,000	23,841
Zhen Ding Technology Holding Ltd.(2)	135,000	474,557
Zig Sheng Industrial Co. Ltd.(1)	22,000	6,929
Zinwell Corp.(1)	18,000	8,220
Zippy Technology Corp.	22,000	43,620
Zyxel Group Corp.	17,947	21,931
		127,124,522
Thailand — 1.7%
AAPICO Hitech PCL, NVDR	31,090	12,281
Advanced Info Service PCL, NVDR	83,700	676,766
Advanced Information Technology PCL, NVDR	50,000	6,561
AEON Thana Sinsap Thailand PCL, NVDR	9,800	31,231
Airports of Thailand PCL, NVDR	191,000	242,342
Amata Corp. PCL, NVDR	128,300	88,416
AP Thailand PCL, NVDR	293,500	77,000
Asia Aviation PCL, NVDR(1)	902,600	54,096
Asia Plus Group Holdings PCL, NVDR	240,200	15,753
Asia Sermkij Leasing PCL, NVDR	1,800	370
Asian Sea Corp. PCL, NVDR	9,900	2,176
Asset World Corp. PCL, NVDR	171,600	14,698
B Grimm Power PCL, NVDR	40,900	13,445
Bangchak Corp. PCL, NVDR	155,500	175,792
Bangkok Airways PCL, NVDR	120,000	71,186
Bangkok Aviation Fuel Services PCL, NVDR	1,000	258
Bangkok Bank PCL, NVDR	9,600	42,624
Bangkok Chain Hospital PCL, NVDR	154,200	73,188
Bangkok Dusit Medical Services PCL, NVDR	398,100	282,023
Bangkok Expressway & Metro PCL, NVDR	764,000	143,405
Bangkok Land PCL, NVDR	666,800	9,001
Bangkok Life Assurance PCL, NVDR	79,500	46,786
Banpu PCL, NVDR	1,140,366	138,388
Banpu Power PCL, NVDR	35,200	7,271
BCPG PCL, NVDR	187,400	31,045
BEC World PCL, NVDR	74,300	8,369
Berli Jucker PCL, NVDR	15,100	9,705
BG Container Glass PCL, NVDR	20,000	3,545
BTS Group Holdings PCL, NVDR(1)	410,900	69,995
58

Avantis Emerging Markets Equity Fund
	Shares	Value
Bumrungrad Hospital PCL, NVDR	37,700	$215,799
Cal-Comp Electronics Thailand PCL, NVDR	1,117,596	193,424
Carabao Group PCL, NVDR	37,100	73,838
Central Pattana PCL, NVDR	119,900	173,250
Central Plaza Hotel PCL, NVDR	71,800	66,285
Central Retail Corp. PCL, NVDR	183,341	179,990
CH Karnchang PCL, NVDR	247,100	100,073
Charoen Pokphand Foods PCL, NVDR	333,200	238,193
Chularat Hospital PCL, NVDR	762,900	48,259
CK Power PCL, NVDR	141,800	10,968
Com7 PCL, NVDR	199,100	128,154
CP ALL PCL, NVDR	138,800	219,492
CP Axtra PCL, NVDR	29,863	25,168
Delta Electronics Thailand PCL, NVDR	121,300	276,920
Dhipaya Group Holdings PCL, NVDR	5,900	3,493
Diamond Building Products PCL, NVDR	5,000	1,075
Dohome PCL, NVDR	5,052	1,075
Dynasty Ceramic PCL, NVDR	269,300	9,701
Eastern Polymer Group PCL, NVDR	42,400	3,952
Eastern Water Resources Development & Management PCL, NVDR	2,900	172
Ekachai Medical Care PCL, NVDR	75,985	13,476
Electricity Generating PCL, NVDR	34,400	96,865
Energy Absolute PCL, NVDR	325,700	23,538
Erawan Group PCL, NVDR	480,760	43,178
GFPT PCL, NVDR	87,200	20,830
Global Power Synergy PCL, NVDR	23,400	19,424
Gulf Energy Development PCL, NVDR	89,100	128,007
Gunkul Engineering PCL, NVDR	800,100	39,891
Haad Thip PCL, NVDR	2,800	1,379
Home Product Center PCL, NVDR	518,100	128,454
Ichitan Group PCL, NVDR	112,900	41,335
Indorama Ventures PCL, NVDR	77,100	43,328
Interlink Communication PCL, NVDR	21,100	3,495
Intouch Holdings PCL, NVDR	32,300	74,929
IRPC PCL, NVDR	722,000	18,007
Italian-Thai Development PCL, NVDR(1)	149,800	1,316
Jaymart Group Holdings PCL, NVDR	129,500	35,868
JMT Network Services PCL, NVDR	85,800	30,051
Kasikornbank PCL, NVDR	46,000	204,359
KCE Electronics PCL, NVDR	141,600	76,391
KGI Securities Thailand PCL, NVDR	97,400	12,158
Khon Kaen Sugar Industry PCL, NVDR	55,500	2,458
Kiatnakin Phatra Bank PCL, NVDR	41,800	67,421
Krung Thai Bank PCL, NVDR	328,900	216,852
Krungthai Card PCL, NVDR	88,700	128,911
Land & Houses PCL, NVDR	776,400	100,681
LPN Development PCL, NVDR	37,300	2,381
Major Cineplex Group PCL, NVDR	139,000	47,261
MBK PCL, NVDR	85,300	42,004
MC Group PCL, NVDR	79,500	23,519
MCS Steel PCL, NVDR	43,200	8,983
Mega Lifesciences PCL, NVDR	61,600	58,761
Minor International PCL, NVDR	318,366	271,156
MK Restaurants Group PCL, NVDR	26,500	14,984
59

Avantis Emerging Markets Equity Fund
	Shares	Value
Muangthai Capital PCL, NVDR	94,400	$130,322
Ngern Tid Lor PCL, NVDR	207,059	105,186
Noble Development PCL, Class C, NVDR	40,800	2,512
Osotspa PCL, NVDR	92,900	40,566
Plan B Media PCL, NVDR	261,604	50,594
Polyplex Thailand PCL, NVDR	13,000	3,812
Precious Shipping PCL, NVDR	121,600	22,655
Premier Marketing PCL, NVDR	3,900	1,103
Prima Marine PCL, NVDR	238,400	52,737
Pruksa Holding PCL, NVDR	61,600	8,654
PTG Energy PCL, NVDR	241,000	50,923
PTT Exploration & Production PCL, NVDR	85,000	271,644
PTT Global Chemical PCL, NVDR(1)	349,300	163,084
PTT Oil & Retail Business PCL, NVDR	199,100	64,234
PTT PCL, NVDR	642,000	592,244
Quality Houses PCL, NVDR	618,800	28,840
R&B Food Supply PCL, NVDR	8,900	1,270
Rajthanee Hospital PCL, NVDR	10,300	4,682
Ratch Group PCL, NVDR	119,200	90,749
Ratchthani Leasing PCL, NVDR	189,915	9,187
Regional Container Lines PCL, NVDR	105,400	75,259
Rojana Industrial Park PCL, NVDR	102,000	16,884
RS PCL, NVDR(1)	85,580	1,704
S Hotels & Resorts PCL, NVDR	188,700	10,802
Sabina PCL, NVDR	22,900	12,813
Sansiri PCL, NVDR	1,852,500	90,738
Sappe PCL, NVDR	15,800	20,951
SC Asset Corp. PCL, NVDR	164,100	12,221
SCB X PCL, NVDR	25,300	90,453
Sermsang Power Corp. Co. Ltd., NVDR	99,915	15,785
Siam Cement PCL, NVDR	21,000	78,432
Siam Global House PCL, NVDR	99,858	23,152
Siamgas & Petrochemicals PCL, NVDR	27,100	5,473
Singha Estate PCL, NVDR	20,100	417
SISB PCL, NVDR	65,400	40,786
Somboon Advance Technology PCL, NVDR	36,500	13,041
SPCG PCL, NVDR	13,200	3,127
Sri Trang Agro-Industry PCL, NVDR	120,000	55,665
Srisawad Capital 1969 PCL, NVDR	22,440	848
Srisawad Corp. PCL, NVDR	70,070	70,996
Srivichai Vejvivat PCL, NVDR	25,600	5,139
Star Petroleum Refining PCL, NVDR	115,900	18,382
Stecon Group PCL, NVDR	179,600	18,169
STP & I PCL, NVDR(1)	59,900	4,210
Supalai PCL, NVDR	169,500	85,363
Super Energy Corp. PCL, NVDR(1)	1,374,500	7,242
Susco PCL, NVDR	160,100	12,677
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	18,520
Thai Airways International PCL, NVDR(1)	6,800	2
Thai Oil PCL, NVDR	104,300	69,681
Thai Union Group PCL, NVDR	474,800	158,565
Thai Vegetable Oil PCL, NVDR	36,960	24,252
Thaifoods Group PCL, NVDR	224,200	24,720
Thanachart Capital PCL, NVDR	35,000	48,910
60

Avantis Emerging Markets Equity Fund
	Shares	Value
Thonburi Healthcare Group PCL, NVDR	8,700	$2,803
Thoresen Thai Agencies PCL, NVDR	181,300	23,902
Tipco Asphalt PCL, NVDR	108,900	52,987
Tisco Financial Group PCL, NVDR	19,600	56,355
TKS Technologies PCL, NVDR	15,200	2,532
TMBThanachart Bank PCL, NVDR	1,760,700	99,008
TOA Paint Thailand PCL, NVDR	35,000	11,681
TPI Polene PCL, NVDR	546,000	14,376
TPI Polene Power PCL, NVDR	54,800	4,326
True Corp. PCL, NVDR(1)	712,158	240,190
TTW PCL, NVDR	14,400	3,814
Unique Engineering & Construction PCL, NVDR	4,000	199
Univanich Palm Oil PCL, NVDR	80,500	22,165
VGI PCL, NVDR(1)	508,360	46,355
WHA Corp. PCL, NVDR	451,300	45,500
Workpoint Entertainment PCL, NVDR	14,600	2,505
		9,817,723
Turkey — 0.9%
Afyon Cimento Sanayi TAS	45,120	18,218
AG Anadolu Grubu Holding AS	1,863	15,812
Agesa Hayat ve Emeklilik AS	4,804	18,868
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	67,543	36,184
Akbank TAS(2)	236,168	437,326
Akcansa Cimento AS	3,799	17,941
Akenerji Elektrik Uretim AS(1)	46,296	15,178
Akfen Yenilenebilir Enerji AS(1)	37,132	17,453
Aksa Akrilik Kimya Sanayii AS	157,104	55,902
Aksa Enerji Uretim AS	15,862	15,380
Aksigorta AS(1)	126,861	22,357
Alarko Holding AS(2)	21,181	44,426
Albaraka Turk Katilim Bankasi AS(1)	433,395	80,324
Anadolu Anonim Turk Sigorta Sirketi(1)	33,366	98,143
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,367	63,448
Anadolu Hayat Emeklilik AS	8,394	23,188
Arcelik AS(1)	3,320	11,634
Aselsan Elektronik Sanayi Ve Ticaret AS(2)	40,599	104,075
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(2)	19,911	59,602
Bera Holding AS(1)	107,853	49,821
BIM Birlesik Magazalar AS	17,069	236,886
Bursa Cimento Fabrikasi AS	149,295	30,443
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	939
Cimsa Cimento Sanayi VE Ticaret AS(2)	15,955	19,763
Coca-Cola Icecek AS	36,117	52,826
Dogan Sirketler Grubu Holding AS	109,048	39,158
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	40,181	7,581
Dogus Otomotiv Servis ve Ticaret AS(2)	6,500	30,823
EGE Gubre Sanayii AS	10,306	17,640
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	17,191	20,744
Enerya Enerji AS	4,102	25,033
Eregli Demir ve Celik Fabrikalari TAS(2)	180,702	110,795
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	147,561	17,126
Ford Otomotiv Sanayi AS(2)	2,380	57,692
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	10,698	16,269
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	7,372	9,605
61

Avantis Emerging Markets Equity Fund
	Shares	Value
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,699	$28,534
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	26,414	15,998
GSD Holding AS(1)	140,853	13,161
Gubre Fabrikalari TAS(1)	8,699	65,994
Haci Omer Sabanci Holding AS	110,982	295,503
HUN Yenilenebilir Enerji Uretim AS(1)	176,704	16,124
Ihlas Holding AS(1)	241,740	20,749
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	21,180	30,842
Is Finansal Kiralama AS(1)	109,545	37,651
Is Yatirim Menkul Degerler AS	67,687	76,470
Isiklar Enerji ve Yapi Holding AS(1)	84,719	22,833
Jantsa Jant Sanayi Ve Ticaret AS	27,439	16,038
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(1)	17,876	18,273
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	11,042	7,353
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	25,765	19,631
Kartonsan Karton Sanayi ve Ticaret AS(1)	321	888
Katilimevim Tasarruf Finansman AS	17,689	29,415
Kerevitas Gida Sanayi ve Ticaret AS(1)	41,113	13,705
KOC Holding AS	46,188	193,730
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	10,865	19,989
Logo Yazilim Sanayi Ve Ticaret AS	6,968	21,803
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	23,684	43,378
Menderes Tekstil Sanayi ve Ticaret AS(1)	29,472	8,102
MIA Teknoloji AS(1)	13,107	11,608
MLP Saglik Hizmetleri AS(1)	6,501	63,813
Naturelgaz Sanayi ve Ticaret AS	27,106	4,228
NET Holding AS(1)	51,653	62,181
Nuh Cimento Sanayi AS	3,524	24,441
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)(2)	104,778	15,012
Osmanli Yatirim Menkul Degerler AS	26,147	5,770
Oyak Cimento Fabrikalari AS(1)	80,783	61,640
Pegasus Hava Tasimaciligi AS(1)(2)	22,424	147,115
Petkim Petrokimya Holding AS(1)(2)	96,883	43,417
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	28,008	18,812
Polisan Holding AS	73,545	23,001
Qua Granite Hayal(1)	133,792	12,371
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	130,308	68,788
Sasa Polyester Sanayi AS(1)(2)	249,144	24,167
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey(1)	26,925	15,440
Sekerbank Turk AS	362,719	38,573
Selcuk Ecza Deposu Ticaret ve Sanayi AS	15,486	27,933
Sok Marketler Ticaret AS	20,100	21,032
TAB Gida Sanayi Ve Ticaret AS, Class A	6,809	30,383
TAV Havalimanlari Holding AS(1)(2)	28,580	195,760
Tekfen Holding AS(1)(2)	43,726	84,485
Tofas Turk Otomobil Fabrikasi AS(2)	4,881	26,169
Tukas Gida Sanayi ve Ticaret AS(1)	265,975	14,012
Turk Altin Isletmeleri AS(1)	38,142	23,570
Turk Hava Yollari AO(1)	31,589	267,816
Turkcell Iletisim Hizmetleri AS, ADR(2)	39,945	270,827
Turkiye Halk Bankasi AS(1)(2)	30,178	16,290
Turkiye Is Bankasi AS, C Shares(2)	474,504	197,915
Turkiye Petrol Rafinerileri AS(2)	55,685	197,330
Turkiye Sigorta AS	123,641	55,189
62

Avantis Emerging Markets Equity Fund
	Shares	Value
Turkiye Sinai Kalkinma Bankasi AS(1)	232,812	$78,954
Turkiye Sise ve Cam Fabrikalari AS(2)	106,325	103,626
Turkiye Vakiflar Bankasi TAO, D Shares(1)	198,741	141,683
Usak Seramik Sanayii AS(1)	188,760	10,860
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,161	15,686
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	13,304
Vestel Elektronik Sanayi ve Ticaret AS(1)	23,545	36,190
Yapi ve Kredi Bankasi AS(2)	248,820	201,459
YEO Teknoloji Enerji VE Endustri AS(1)	9,363	12,448
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	19,027	14,480
Zorlu Enerji Elektrik Uretim AS(1)	118,717	12,290
		5,624,835
United States — 0.0%
Powerfleet, Inc. NJ(1)	264	1,861
TOTAL COMMON STOCKS (Cost $569,869,966)		589,518,667
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(1)	11,284	1,744
Marisa Lojas SA(1)	3,891	317
		2,061
Malaysia — 0.0%
Ann Joo Resources Bhd.(1)	4,150	205
NEXG Bhd.(1)	108,150	1,110
Perak Transit Bhd.(1)	2,086	119
PESTECH International Bhd.(1)	2,962	47
Supermax Corp. Bhd.(1)	12,482	694
Top Glove Corp. Bhd.(1)	12,335	663
VS Industry Bhd.(1)	56,910	1,403
		4,241
Thailand — 0.0%
Better World Green PCL, NVDR(1)	114,350	34
Energy Absolute PCL, NVDR(1)	10,533	114
Jasmine International PCL, NVDR(1)	185,337	1,914
Kiatnakin Phatra Bank PCL, NVDR(1)	2,092	70
MBK PCL, NVDR(1)	912	395
Roctec Global PCL, NVDR(1)	149,200	175
RS PCL, NVDR(1)	4,279	25
Thaifoods Group PCL, NVDR(1)	7,010	101
VGI PCL(1)	6,660	14
VGI PCL, NVDR(1)	2,886	106
		2,948
TOTAL WARRANTS (Cost $13,275)		9,250
RIGHTS — 0.0%
South Korea — 0.0%
IsuPetasys Co. Ltd.(1)	617	1,508
Thailand — 0.0%
Thoresen Thai Agencies PCL, NVDR(1)	90,650	27
TOTAL RIGHTS (Cost $—)		1,535
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,197,734	3,197,734
63

Avantis Emerging Markets Equity Fund
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	9,819,539	$9,819,539
TOTAL SHORT-TERM INVESTMENTS (Cost $13,017,273)		13,017,273
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $582,900,514)		602,546,725
OTHER ASSETS AND LIABILITIES — (1.5)%		(8,613,586)
TOTAL NET ASSETS — 100.0%		$593,933,139

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.5%
Information Technology	19.2%
Consumer Discretionary	15.3%
Industrials	9.7%
Materials	8.3%
Communication Services	7.2%
Consumer Staples	4.9%
Energy	3.9%
Health Care	3.5%
Utilities	2.9%
Real Estate	1.9%
Short-Term Investments	2.2%
Other Assets and Liabilities	(1.5)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	March 2025	$894,488	$(23,742)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,505,493. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $27,765,951, which includes securities collateral of $17,946,412.

See Notes to Financial Statements.
64

FEBRUARY 28, 2025 (UNAUDITED)

Avantis International Equity Fund
	Shares	Value
COMMON STOCKS — 99.1%
Australia — 6.4%
29Metals Ltd.(1)(2)	18,383	$1,896
Accent Group Ltd.(2)	11,453	14,389
Adairs Ltd.(2)	13,144	18,897
Aeris Resources Ltd.(1)(2)	42,009	4,192
AGL Energy Ltd.	6,468	42,133
Alkane Resources Ltd.(1)(2)	15,781	6,088
Alliance Aviation Services Ltd.(1)	1,918	3,215
ALS Ltd.	3,419	34,607
Amotiv Ltd.(2)	2,813	17,485
AMP Ltd.	105,215	89,240
Amplitude Energy Ltd.(1)	77,024	10,074
Ampol Ltd.	6,760	111,757
Ansell Ltd.	814	17,728
ANZ Group Holdings Ltd.	36,736	682,871
APA Group	15,429	70,784
Appen Ltd.(1)(2)	340	281
ARB Corp. Ltd.(2)	1,547	37,235
Aristocrat Leisure Ltd.	5,719	257,080
ARN Media Ltd.	1,854	698
ASX Ltd.(2)	1,086	45,441
Atlas Arteria Ltd.	11,695	36,875
Aurelia Metals Ltd.(1)	47,081	5,831
Aurizon Holdings Ltd.	61,698	124,852
Austal Ltd.(1)	18,666	49,526
Australian Agricultural Co. Ltd.(1)	2,182	2,044
Australian Clinical Labs Ltd.	1,433	2,765
Australian Ethical Investment Ltd.	906	3,504
Australian Finance Group Ltd.(2)	3,111	3,121
Baby Bunting Group Ltd.	1,932	2,228
Bank of Queensland Ltd.(2)	24,284	101,438
Bapcor Ltd.(2)	7,332	23,598
Beach Energy Ltd.	81,937	71,553
Bega Cheese Ltd.	7,118	23,259
Bendigo & Adelaide Bank Ltd.	13,647	91,178
BHP Group Ltd., ADR(2)	26,592	1,289,180
BlueScope Steel Ltd.	15,101	228,145
Brambles Ltd.	36,024	469,967
Breville Group Ltd.(2)	1,595	35,061
Brickworks Ltd.	1,087	17,637
Capricorn Metals Ltd.(1)	15,040	71,489
CAR Group Ltd.	3,074	71,502
Catalyst Metals Ltd.(1)	11,593	29,788
Catapult Group International Ltd.(1)	8,738	20,036
Cedar Woods Properties Ltd.	1,766	6,143
Cettire Ltd.(1)(2)	10,014	6,693
Challenger Ltd.	24,834	90,342
Champion Iron Ltd.(2)	15,914	53,695
Cleanaway Waste Management Ltd.	4,609	7,317
Coast Entertainment Holdings Ltd.(1)(2)	1,272	373
Cochlear Ltd.	509	82,182
Codan Ltd.	230	2,185
65

Avantis International Equity Fund
	Shares	Value
Coles Group Ltd.	30,405	$377,857
Collins Foods Ltd.	1,103	5,772
Commonwealth Bank of Australia	13,128	1,286,363
Computershare Ltd.	10,130	259,853
Coronado Global Resources, Inc.	22,324	7,796
Credit Corp. Group Ltd.(2)	1,437	13,695
CSL Ltd.	1,931	314,738
Deep Yellow Ltd.(1)(2)	23,459	15,562
Deterra Royalties Ltd.	10,305	23,042
Domino's Pizza Enterprises Ltd.(2)	834	14,770
Elders Ltd.	5,267	23,220
Emeco Holdings Ltd.(1)(2)	5,966	3,186
Endeavour Group Ltd.	27,982	72,647
Evolution Mining Ltd.	84,748	324,694
EVT Ltd.(2)	2,827	25,829
FleetPartners Group Ltd.(1)	5,402	8,446
Flight Centre Travel Group Ltd.(2)	1,652	16,655
Fortescue Ltd.	26,120	268,036
Genesis Minerals Ltd.(1)	18,534	37,206
Gold Road Resources Ltd.	50,109	76,737
GrainCorp Ltd., A Shares	14,695	63,417
Grange Resources Ltd.	38,316	5,242
GWA Group Ltd.	2,433	3,531
Hansen Technologies Ltd.	2,687	8,461
Harvey Norman Holdings Ltd.	25,322	82,362
Healius Ltd.(1)(2)	2,245	1,809
Helia Group Ltd.	19,452	74,217
HUB24 Ltd.	1,022	49,720
Humm Group Ltd.	743	286
IDP Education Ltd.(2)	2,177	13,693
IGO Ltd.(2)	10,398	25,817
Iluka Resources Ltd.	11,247	29,083
Imdex Ltd.	11,942	22,469
Incitec Pivot Ltd.	37,058	63,519
Infomedia Ltd.	4,782	4,035
Inghams Group Ltd.	13,930	29,228
Insignia Financial Ltd.	24,651	65,426
Insurance Australia Group Ltd.	45,105	222,717
James Hardie Industries PLC(1)	9,689	307,217
JB Hi-Fi Ltd.	3,824	219,879
Johns Lyng Group Ltd.(2)	4,602	7,329
Judo Capital Holdings Ltd.(1)(2)	27,847	35,350
Jumbo Interactive Ltd.	936	6,649
Jupiter Mines Ltd.(2)	20,273	2,012
Karoon Energy Ltd.(2)	50,463	48,440
Lendlease Corp. Ltd.(2)	13,960	53,872
Leo Lithium Ltd.(2)	33,200	206
Lifestyle Communities Ltd.(2)	1,709	8,540
Lovisa Holdings Ltd.	2,065	37,654
Lynas Rare Earths Ltd.(1)(2)	10,025	42,189
Maas Group Holdings Ltd.(2)	6,414	15,222
MAC Copper Ltd.(1)	1,631	17,020
MAC Copper Ltd., Class A(1)	3,264	32,868
Macmahon Holdings Ltd.	6,093	1,105
66

Avantis International Equity Fund
	Shares	Value
Macquarie Group Ltd.	2,946	$418,314
Magellan Financial Group Ltd.	11,176	56,491
Mayne Pharma Group Ltd.(1)	2,120	9,521
McMillan Shakespeare Ltd.	2,289	22,835
Medibank Pvt Ltd.	56,555	153,380
Metcash Ltd.	32,632	63,848
Mineral Resources Ltd.	4,859	68,876
Monadelphous Group Ltd.	3,593	36,210
Mount Gibson Iron Ltd.(1)	15,532	2,894
Myer Holdings Ltd.(2)	55,715	26,221
MyState Ltd.	613	1,565
National Australia Bank Ltd.	32,113	708,244
Netwealth Group Ltd.	4,015	75,893
Neuren Pharmaceuticals Ltd.(1)	4,504	37,282
New Hope Corp. Ltd.(2)	28,128	70,350
NEXTDC Ltd.(1)	4,488	37,577
nib holdings Ltd.	15,340	63,793
Nick Scali Ltd.(2)	4,213	44,020
Nickel Industries Ltd.	65,572	29,513
Nine Entertainment Co. Holdings Ltd.	24,862	25,309
Northern Star Resources Ltd.	31,528	340,590
NRW Holdings Ltd.	21,026	42,858
Nufarm Ltd.	11,295	26,740
OFX Group Ltd.(1)(2)	3,710	2,774
Omni Bridgeway Ltd.(1)(2)	6,182	5,121
oOh!media Ltd.	5,524	5,146
Ora Banda Mining Ltd.(1)(2)	51,066	29,671
Orica Ltd.	13,223	135,653
Origin Energy Ltd.	26,182	178,385
Pacific Current Group Ltd.	220	1,639
Paladin Energy Ltd.(1)	1,291	5,461
Peet Ltd.	1,161	1,086
Perenti Ltd.	59,823	47,787
Perpetual Ltd.(2)	2,367	29,254
Perseus Mining Ltd.	58,475	108,075
PEXA Group Ltd.(1)	1,176	9,051
Pilbara Minerals Ltd.(1)(2)	87,326	104,181
Platinum Asset Management Ltd.(2)	17,853	6,404
Premier Investments Ltd.	2,657	37,739
Pro Medicus Ltd.	1,033	164,680
PWR Holdings Ltd.(2)	1,505	7,158
Qantas Airways Ltd.(1)	10,546	62,675
QBE Insurance Group Ltd.	33,489	449,629
Qube Holdings Ltd.	39,527	98,628
Ramelius Resources Ltd.	60,479	100,269
Ramsay Health Care Ltd.(2)	1,299	27,880
REA Group Ltd.(2)	612	91,472
Reece Ltd.	610	6,592
Regis Resources Ltd.(1)	50,280	101,485
Reliance Worldwide Corp. Ltd.	12,146	37,314
Resimac Group Ltd.	2,359	1,353
Resolute Mining Ltd.(1)	111,229	25,510
Ridley Corp. Ltd.	9,738	15,935
Rio Tinto Ltd.	4,758	335,338
67

Avantis International Equity Fund
	Shares	Value
Sandfire Resources Ltd.(1)(2)	16,560	$109,761
Santos Ltd.	76,932	314,214
SEEK Ltd.	1,698	25,525
Select Harvests Ltd.(1)	1,691	4,802
Seven West Media Ltd.(1)	35,885	3,897
SGH Ltd.	4,190	135,301
Silex Systems Ltd.(1)(2)	5,455	14,144
Sims Ltd.	8,726	79,029
SiteMinder Ltd.(1)	7,630	23,723
SmartGroup Corp. Ltd.	213	1,116
Solvar Ltd.(2)	3,577	3,152
Sonic Healthcare Ltd.	6,932	118,744
South32 Ltd.	127,795	281,685
Southern Cross Media Group Ltd.	4,053	1,762
SRG Global Ltd.	27,622	22,543
St Barbara Ltd.(1)	9,352	1,259
Stanmore Resources Ltd.	13,354	19,149
Star Entertainment Group Ltd.(1)	134,376	9,306
Steadfast Group Ltd.	4,527	15,854
Suncorp Group Ltd.	11,334	142,404
Super Retail Group Ltd.	7,016	62,686
Syrah Resources Ltd.(1)(2)	10,036	1,351
Technology One Ltd.	5,276	97,416
Telix Pharmaceuticals Ltd.(1)	3,648	64,909
Telstra Group Ltd.	67,495	174,313
TPG Telecom Ltd.(2)	527	1,521
Transurban Group	17,713	145,320
Treasury Wine Estates Ltd.	8,166	55,575
Tuas Ltd.(1)	517	2,038
Tyro Payments Ltd.(1)	35,551	19,532
Universal Store Holdings Ltd.	3,867	20,928
Vault Minerals Ltd.(1)	277,012	71,022
Ventia Services Group Pty. Ltd.	26,235	68,993
Viva Energy Group Ltd.(2)	31,180	33,578
Washington H Soul Pattinson & Co. Ltd.(2)	3,245	69,008
WEB Travel Group Ltd.(1)	4,563	14,245
Webjet Group Ltd.(1)(2)	4,563	2,007
Wesfarmers Ltd.	17,147	795,226
West African Resources Ltd.(1)	58,822	64,429
Westgold Resources Ltd.(2)	31,395	49,526
Westgold Resources Ltd. (Toronto)	14,134	21,688
Westpac Banking Corp.	47,297	939,695
Whitehaven Coal Ltd.(2)	34,611	121,186
WiseTech Global Ltd.	468	26,374
Woodside Energy Group Ltd.	14,051	220,024
Woodside Energy Group Ltd., ADR(2)	5,413	83,090
Woolworths Group Ltd.	13,779	257,731
Worley Ltd.	1,148	10,887
Xero Ltd.(1)	1,660	178,051
Yancoal Australia Ltd.(2)	19,069	72,092
Zip Co. Ltd.(1)	59,985	93,409
		19,027,175
Austria — 0.3%
ANDRITZ AG	554	32,738
68

Avantis International Equity Fund
	Shares	Value
AT&S Austria Technologie & Systemtechnik AG(1)	1,130	$15,117
BAWAG Group AG(1)	552	55,799
CA Immobilien Anlagen AG	255	6,187
DO & Co. AG(1)	289	65,103
Erste Group Bank AG	2,736	183,778
Eurotelesites AG(1)	616	3,366
EVN AG(1)	1,107	26,933
Immofinanz AG(1)	996	16,901
Lenzing AG(1)	740	19,965
Oesterreichische Post AG	665	22,284
OMV AG	2,059	91,027
Porr AG	1,269	30,639
Raiffeisen Bank International AG	3,020	81,311
Semperit AG Holding	239	3,478
Telekom Austria AG	2,467	21,798
UNIQA Insurance Group AG	4,528	41,399
Verbund AG	551	41,562
Vienna Insurance Group AG Wiener Versicherung Gruppe	861	32,358
voestalpine AG	1,471	33,975
Wienerberger AG	1,008	33,221
		858,939
Belgium — 0.9%
Ackermans & van Haaren NV	617	125,585
Ageas SA	4,617	252,783
AGFA-Gevaert NV(1)(2)	2,083	1,801
Anheuser-Busch InBev SA, ADR	5,877	351,680
Argenx SE, ADR(1)	369	230,503
Azelis Group NV	3,705	70,218
Bekaert SA	1,481	53,340
bpost SA	3,655	5,768
Cie d'Entreprises CFE	208	1,529
Colruyt Group NV	1,857	71,484
Deceuninck NV	1,645	3,804
Deme Group NV	208	28,965
D'ieteren Group	437	72,567
Elia Group SA	586	38,624
EVS Broadcast Equipment SA	45	1,708
Fagron	2,461	47,346
Galapagos NV, ADR(1)(2)	1,419	37,008
Gimv NV	777	30,171
KBC Ancora	1,501	86,856
KBC Group NV	5,708	495,072
Kinepolis Group NV(2)	579	20,441
Lotus Bakeries NV	10	90,609
Melexis NV	511	30,367
Proximus SADP	5,194	32,313
Recticel SA(2)	118	1,317
Solvay SA	3,592	117,162
Syensqo SA	1,500	109,947
Tessenderlo Group SA(2)	527	11,758
UCB SA	1,154	218,059
Umicore SA(2)	3,887	35,194
VGP NV(2)	302	25,247
		2,699,226
69

Avantis International Equity Fund
	Shares	Value
Canada — 10.5%
5N Plus, Inc.(1)	4,600	$20,985
ADENTRA, Inc.	1,000	23,162
Advantage Energy Ltd.(1)	9,400	65,558
Aecon Group, Inc.	4,160	64,812
Africa Oil Corp.	8,100	10,750
Ag Growth International, Inc.(2)	500	12,435
AGF Management Ltd., Class B	3,600	29,636
Agnico Eagle Mines Ltd.	6,528	628,863
Air Canada(1)	3,900	45,153
Alamos Gold, Inc., Class A	12,794	292,358
Algoma Steel Group, Inc.(2)	3,600	26,376
Algonquin Power & Utilities Corp.(2)	5,800	27,702
Alimentation Couche-Tard, Inc.	7,200	357,972
AltaGas Ltd.	4,600	112,715
Altius Minerals Corp.	500	8,339
Altus Group Ltd.(2)	800	30,275
Andlauer Healthcare Group, Inc.(2)	549	15,304
ARC Resources Ltd.	19,588	361,770
Aris Mining Corp.(1)	8,500	31,433
Aritzia, Inc.(1)	3,200	147,398
Atco Ltd., Class I(2)	2,000	65,084
Athabasca Oil Corp.(1)	23,500	77,318
AtkinsRealis Group, Inc.	1,200	60,367
Atrium Mortgage Investment Corp.(2)	700	5,182
AutoCanada, Inc.(1)	1,000	12,048
B2Gold Corp.	64,343	172,115
Ballard Power Systems, Inc.(1)(2)	2,100	2,540
Bank of Montreal	8,341	857,651
Bank of Nova Scotia	16,750	831,509
Barrick Gold Corp.	23,751	421,255
Bausch Health Cos., Inc.(1)	3,520	26,155
Baytex Energy Corp.(2)	19,550	44,323
BCE, Inc.(2)	600	13,860
Birchcliff Energy Ltd.(2)	12,327	47,203
Bird Construction, Inc.(2)	2,700	41,188
Bitfarms Ltd.(1)(2)	6,900	8,203
Black Diamond Group Ltd.(2)	2,000	11,723
Bombardier, Inc., Class B(1)	584	33,766
Bonterra Energy Corp.(1)(2)	1,100	2,775
Boralex, Inc., A Shares(2)	3,000	61,524
Boyd Group Services, Inc.	299	50,056
Brookfield Asset Management Ltd., Class A	1,715	96,908
Brookfield Corp.	6,150	355,886
Brookfield Renewable Corp.	700	19,509
Brookfield Wealth Solutions Ltd.(1)	811	46,998
BRP, Inc.	600	23,793
CAE, Inc.(1)	6,100	148,036
Calfrac Well Services Ltd.(1)	1,600	4,280
Calibre Mining Corp.(1)	27,600	54,370
Cameco Corp.	3,000	132,089
Canacol Energy Ltd.(1)(2)	319	847
Canada Goose Holdings, Inc.(1)(2)	600	6,134
Canadian Imperial Bank of Commerce	13,075	792,317
70

Avantis International Equity Fund
	Shares	Value
Canadian National Railway Co.	3,732	$378,372
Canadian Natural Resources Ltd.	22,000	621,185
Canadian Pacific Kansas City Ltd.	3,500	272,621
Canadian Tire Corp. Ltd., Class A	2,200	217,042
Canadian Utilities Ltd., A Shares	4,100	98,734
Canfor Corp.(1)	1,800	19,073
Capital Power Corp.	6,500	227,966
Capstone Copper Corp.(1)	9,500	52,466
Cardinal Energy Ltd.(2)	4,800	21,300
Cargojet, Inc.	300	20,321
Cascades, Inc.	4,200	32,572
CCL Industries, Inc., Class B	1,800	92,355
Celestica, Inc. (Toronto)(1)	3,100	331,031
Cenovus Energy, Inc.	23,538	325,554
Centerra Gold, Inc.	6,800	38,965
CES Energy Solutions Corp.	13,800	76,309
CGI, Inc.	2,200	228,052
Chorus Aviation, Inc.(1)(2)	1,471	20,559
CI Financial Corp.	3,100	67,239
Cineplex, Inc.(1)(2)	2,300	17,392
Cogeco Communications, Inc.(2)	700	31,822
Colliers International Group, Inc.	600	77,138
Computer Modelling Group Ltd.	2,700	15,135
Constellation Software, Inc.	100	344,702
Defi Technologies, Inc.(1)(2)	7,400	17,135
Definity Financial Corp.	1,800	77,561
Descartes Systems Group, Inc.(1)	900	100,317
Docebo, Inc.(1)	400	12,829
Dollarama, Inc.	3,900	406,592
Dorel Industries, Inc., Class B(1)	500	1,424
DREAM Unlimited Corp., Class A	400	5,947
Dundee Precious Metals, Inc.	8,990	105,388
Eldorado Gold Corp.(1)	7,200	99,086
Element Fleet Management Corp.	9,700	194,034
Emera, Inc.(2)	6,700	267,954
Empire Co. Ltd., Class A	4,800	149,400
Enbridge, Inc.	11,600	495,591
Enerflex Ltd.	4,000	31,823
Enghouse Systems Ltd.(2)	1,100	19,327
Ensign Energy Services, Inc.(1)	8,600	16,406
EQB, Inc.	1,100	76,869
Equinox Gold Corp.(1)(2)	7,893	50,574
Evertz Technologies Ltd.	400	3,240
Exchange Income Corp.(2)	600	20,894
Exco Technologies Ltd.	100	436
Extendicare, Inc.(2)	900	7,720
Fairfax Financial Holdings Ltd.	200	287,545
Fiera Capital Corp.	3,000	13,416
Finning International, Inc.	4,000	118,058
Firm Capital Mortgage Investment Corp.	600	4,977
First Mining Gold Corp.(1)	6,000	518
First National Financial Corp.(2)	1,100	30,892
First Quantum Minerals Ltd.(1)	16,700	207,199
FirstService Corp. (Toronto)	500	88,149
71

Avantis International Equity Fund
	Shares	Value
Fortis, Inc.	3,828	$167,858
Fortuna Mining Corp.(1)	7,799	33,692
Franco-Nevada Corp.	1,200	171,289
Freehold Royalties Ltd.(2)	4,800	41,804
Frontera Energy Corp.	1,428	7,047
Galiano Gold, Inc.(1)(2)	1,100	1,270
George Weston Ltd.	1,000	159,959
GFL Environmental, Inc.	1,600	72,250
Gibson Energy, Inc.	3,900	57,957
Gildan Activewear, Inc.	4,100	221,472
goeasy Ltd.	400	45,498
Great-West Lifeco, Inc.(2)	2,600	96,578
Hammond Power Solutions, Inc.	200	11,821
Headwater Exploration, Inc.(2)	10,500	46,159
High Liner Foods, Inc.	100	1,157
Hudbay Minerals, Inc.	13,262	94,143
Hut 8 Corp.(1)	1,899	27,998
Hydro One Ltd.	5,200	166,558
i-80 Gold Corp.(1)(2)	400	307
iA Financial Corp., Inc.(2)	4,100	384,594
IAMGOLD Corp.(1)	33,900	186,752
IGM Financial, Inc.	2,800	88,234
Imperial Oil Ltd.(2)	3,573	242,250
Innergex Renewable Energy, Inc.	6,400	60,162
Intact Financial Corp.	2,200	433,461
Interfor Corp.(1)	1,700	20,140
International Petroleum Corp.(1)(2)	3,727	52,398
Ivanhoe Mines Ltd., Class A(1)	2,400	22,777
K92 Mining, Inc.(1)	11,000	72,991
Kelt Exploration Ltd.(1)	10,100	43,702
Keyera Corp.	9,100	266,883
Kinross Gold Corp.	41,100	440,332
Knight Therapeutics, Inc.(1)	2,400	9,107
Labrador Iron Ore Royalty Corp.	2,800	57,926
Largo, Inc.(1)(2)	600	1,029
Laurentian Bank of Canada	2,000	37,021
Leon's Furniture Ltd.	1,100	18,696
Lightspeed Commerce, Inc.(1)	600	7,573
Linamar Corp.	1,300	46,941
Loblaw Cos. Ltd.	2,600	340,431
Lotus Creek Exploration, Inc.(1)	1,286	1,262
Lumine Group, Inc.(1)	300	7,647
Lundin Gold, Inc.	5,100	140,512
Lundin Mining Corp.(2)	11,400	91,326
Magna International, Inc.(2)	9,900	360,554
Major Drilling Group International, Inc.(1)	3,271	18,585
Manulife Financial Corp.(2)	19,500	607,341
Martinrea International, Inc.	2,900	15,996
Mattr Corp.(1)(2)	2,800	20,070
MCAN Mortgage Corp.	1,900	24,637
MDA Space Ltd.(1)	6,000	96,257
MEG Energy Corp.	9,700	150,989
Methanex Corp.(2)	2,100	92,404
Metro, Inc.	2,900	191,870
72

Avantis International Equity Fund
	Shares	Value
MTY Food Group, Inc.	200	$6,152
Mullen Group Ltd.(2)	4,700	42,752
National Bank of Canada	8,755	728,660
New Gold, Inc.(1)	44,900	121,968
North American Construction Group Ltd.	1,300	22,842
North West Co., Inc.	2,700	86,911
Northland Power, Inc.(2)	5,280	72,517
Nutrien Ltd.	6,500	340,646
NuVista Energy Ltd.(1)	6,900	56,516
Obsidian Energy Ltd.(1)(2)	3,300	18,043
OceanaGold Corp.	36,300	97,352
Onex Corp.	1,500	110,804
Open Text Corp.	3,000	77,470
Orla Mining Ltd.(1)	10,100	70,719
Pan American Silver Corp.(2)	7,862	187,210
Paramount Resources Ltd., A Shares(2)	3,000	34,235
Parex Resources, Inc.	4,600	44,832
Parkland Corp.	4,000	98,483
Pason Systems, Inc.	3,200	27,228
Pembina Pipeline Corp.	9,600	373,184
Pet Valu Holdings Ltd.	1,200	19,517
PetroTal Corp.(2)	18,500	8,823
Peyto Exploration & Development Corp.(2)	8,400	92,433
PHX Energy Services Corp.(2)	3,300	20,643
Pine Cliff Energy Ltd.	6,700	3,705
Polaris Renewable Energy, Inc.	400	3,343
Power Corp. of Canada	2,705	91,803
Precision Drilling Corp.(1)	800	39,675
Premium Brands Holdings Corp.	600	32,232
Propel Holdings, Inc.(2)	1,400	28,102
Quarterhill, Inc.(1)(2)	400	451
Quebecor, Inc., Class B	2,700	61,680
RB Global, Inc.(2)	2,500	255,711
Real Matters, Inc.(1)(2)	3,450	13,783
Restaurant Brands International, Inc.	2,200	143,519
Richelieu Hardware Ltd.	1,300	32,932
Rogers Communications, Inc., Class B(2)	3,400	94,427
Royal Bank of Canada	11,900	1,406,367
Russel Metals, Inc.(2)	3,000	85,080
Sandstorm Gold Ltd.(2)	7,300	44,706
Saputo, Inc.	3,600	63,428
Secure Waste Infrastructure Corp.	11,300	112,395
Shopify, Inc., Class A(1)	5,600	627,215
Sienna Senior Living, Inc.(2)	100	1,080
Silvercorp Metals, Inc.(2)	5,300	18,757
Softchoice Corp.	1,100	18,598
South Bow Corp.(2)	2,157	57,401
Spartan Delta Corp.(1)(2)	4,800	10,783
SSR Mining, Inc.(1)	5,309	52,952
Stantec, Inc.	1,700	144,836
Strathcona Resources Ltd.	271	4,835
Sun Life Financial, Inc.	9,100	506,090
Suncor Energy, Inc.	22,866	874,969
SunOpta, Inc.(1)(2)	4,100	25,534
73

Avantis International Equity Fund
	Shares	Value
Surge Energy, Inc.(2)	5,700	$21,157
Tamarack Valley Energy Ltd.(2)	30,100	88,838
Taseko Mines Ltd.(1)	3,500	7,354
TC Energy Corp.	6,486	290,284
Teck Resources Ltd., Class B	8,300	334,008
TELUS Corp.	4,700	72,738
TELUS Corp.	134	2,074
TFI International, Inc.	1,000	90,686
Thomson Reuters Corp.	700	125,136
Timbercreek Financial Corp.(2)	5,400	25,008
TMX Group Ltd.(2)	5,200	184,781
Topaz Energy Corp.(2)	3,800	64,955
Torex Gold Resources, Inc.(1)	5,438	118,740
Toromont Industries Ltd.	1,800	151,129
Toronto-Dominion Bank	13,865	830,319
Total Energy Services, Inc.	1,600	11,170
Tourmaline Oil Corp.	8,387	386,959
TransAlta Corp.	10,300	106,649
Transcontinental, Inc., Class A	3,960	47,490
Trican Well Service Ltd.	13,400	42,050
Valeura Energy, Inc.(1)(2)	8,900	44,169
Veren, Inc.(2)	24,817	135,514
Vermilion Energy, Inc.	6,933	58,895
VersaBank	200	2,512
Wajax Corp.	500	6,933
Wesdome Gold Mines Ltd.(1)	6,800	68,294
West Fraser Timber Co. Ltd.	1,572	124,912
Western Forest Products, Inc.(1)(2)	5,000	1,555
Westshore Terminals Investment Corp.(2)	1,900	32,202
Wheaton Precious Metals Corp.	2,600	179,515
Whitecap Resources, Inc.(2)	25,596	173,913
Winpak Ltd.(2)	500	14,045
WSP Global, Inc.	1,200	214,030
		31,131,224
Denmark — 2.3%
ALK-Abello AS(1)	1,729	37,016
Alm Brand AS	21,735	48,878
Ambu AS, Class B	2,758	50,723
AP Moller - Maersk AS, A Shares	39	67,696
AP Moller - Maersk AS, B Shares	49	86,207
Bang & Olufsen AS(1)	1,614	3,178
Bavarian Nordic AS(1)	1,131	26,350
Carlsberg AS, B Shares	742	92,936
cBrain AS	582	11,220
Chemometec AS	181	14,675
Coloplast AS, B Shares	598	63,684
D/S Norden AS	1,124	29,632
Danske Bank AS	6,761	227,394
Demant AS(1)	632	22,751
Dfds AS	1,450	20,730
DSV AS	1,217	244,607
Genmab AS, ADR(1)	5,400	122,472
GN Store Nord AS(1)	283	5,025
H Lundbeck AS	13,277	73,965
74

Avantis International Equity Fund
	Shares	Value
H Lundbeck AS, A Shares	981	$4,378
H&H International AS, B Shares(1)	331	4,601
ISS AS	387	8,702
Jyske Bank AS	2,327	188,224
Nilfisk Holding AS(1)	257	3,343
NKT AS(1)	3,304	225,720
Novo Nordisk AS, ADR	33,986	3,080,831
Novonesis (Novozymes) B, B Shares	4,199	254,170
Orsted AS(1)	6,369	279,272
Pandora AS	1,437	253,773
Per Aarsleff Holding AS	1,335	85,385
Ringkjoebing Landbobank AS	1,426	239,611
Rockwool AS, B Shares	478	188,925
Royal Unibrew AS	767	58,512
Schouw & Co. AS	638	51,822
Solar AS, B Shares	136	5,187
SP Group AS	565	24,686
Spar Nord Bank AS	4,702	137,190
Svitzer Group AS(1)	960	28,247
Sydbank AS	3,195	197,026
TORM PLC, Class A(2)	2,330	41,630
Tryg AS	4,181	91,419
Vestas Wind Systems AS(1)	7,599	107,022
Zealand Pharma AS(1)	780	72,370
		6,881,185
Finland — 0.9%
Aktia Bank OYJ	500	5,367
Anora Group OYJ(2)	109	403
Cargotec OYJ, B Shares	2,146	103,375
Citycon OYJ(2)	1,917	6,168
Elisa OYJ	2,390	110,064
Finnair OYJ(1)(2)	256	935
Fortum OYJ(2)	6,246	97,901
Harvia OYJ	182	8,728
Huhtamaki OYJ	3,015	112,064
Kalmar OYJ, B Shares(1)	1,209	43,474
Kemira OYJ(2)	4,309	95,005
Kesko OYJ, B Shares	6,732	127,615
Kojamo OYJ(1)	4,915	47,135
Kone OYJ, B Shares	1,921	108,431
Konecranes OYJ	1,368	97,757
Mandatum OYJ	13,826	78,270
Marimekko OYJ	1,820	25,197
Metsa Board OYJ, Class B(2)	4,677	19,016
Metso OYJ(2)	5,694	63,180
Neste OYJ	4,663	41,788
Nokia OYJ, ADR(2)	40,666	195,197
Nokian Renkaat OYJ(2)	6,290	40,961
Nordea Bank Abp	31,702	416,846
Oriola OYJ, B Shares	441	452
Orion OYJ, Class B	2,295	129,165
Outokumpu OYJ(2)	13,599	50,441
Puuilo OYJ	3,266	33,708
QT Group OYJ(1)	801	69,055
75

Avantis International Equity Fund
	Shares	Value
Sampo OYJ, A Shares(2)	8,970	$78,763
Sanoma OYJ	490	4,323
Stora Enso OYJ, R Shares	10,462	112,443
TietoEVRY OYJ(2)	97	1,821
Tokmanni Group Corp.(2)	2,347	33,612
UPM-Kymmene OYJ	2,852	82,865
Valmet OYJ(2)	1,331	37,419
Wartsila OYJ Abp	10,411	198,125
YIT OYJ(1)(2)	5,343	12,705
		2,689,774
France — 9.1%
ABC arbitrage	396	2,138
Accor SA	5,042	252,521
Aeroports de Paris SA	732	75,024
Air France-KLM(1)(2)	804	7,343
Air Liquide SA	6,552	1,202,295
Airbus SE	4,077	706,476
AKWEL SADIR	46	341
Alstom SA(1)(2)	8,959	196,668
Alten SA	482	44,306
Amundi SA	1,162	83,482
Aperam SA(2)	1,478	44,946
ArcelorMittal SA, NY Shares	12,738	353,352
Arkema SA	2,469	203,245
Aubay	27	1,261
AXA SA	26,318	1,028,991
Ayvens SA(2)	4,580	38,467
Beneteau SACA(2)	1,248	13,168
BioMerieux	1,011	120,894
BNP Paribas SA	14,305	1,084,065
Bollore SE	17,334	104,997
Bonduelle SCA	188	1,343
Bouygues SA	4,662	159,655
Bureau Veritas SA	9,852	296,283
Capgemini SE	984	152,801
Carrefour SA(2)	22,978	305,144
Cellectis SA, ADR(1)	316	408
Cie de Saint-Gobain SA	13,541	1,355,085
Cie des Alpes	1,031	17,453
Cie Generale des Etablissements Michelin SCA	22,098	785,396
Clariane SE(1)(2)	1,950	7,502
Coface SA	4,209	72,085
Credit Agricole SA	19,596	326,719
Danone SA	5,110	364,684
Dassault Aviation SA	753	192,895
Dassault Systemes SE	5,892	233,645
Derichebourg SA	7,052	39,841
Edenred SE	1,558	49,591
Eiffage SA	2,632	264,383
Elis SA	4,222	86,095
Engie SA	27,555	492,939
Eramet SA(2)	355	19,325
EssilorLuxottica SA	2,326	696,468
Esso SA Francaise	168	20,130
76

Avantis International Equity Fund
	Shares	Value
Etablissements Maurel et Prom SA	4,068	$24,874
Eurazeo SE	1,052	83,325
Euroapi SA(1)(2)	956	2,568
Eurofins Scientific SE	790	39,690
Euronext NV	633	79,970
Eutelsat Communications SACA(1)(2)	11,276	14,109
Fnac Darty SA	114	3,547
Gaztransport Et Technigaz SA	2,040	312,031
Getlink SE	12,478	206,959
Hermes International SCA	301	859,184
ID Logistics Group SACA(1)	128	54,967
Imerys SA	922	29,949
Infotel SA	51	2,047
Interparfums SA(2)	290	13,456
Ipsen SA	1,641	190,327
IPSOS SA	488	24,385
Jacquet Metals SACA(2)	231	4,280
JCDecaux SE(1)	1,994	30,252
Kaufman & Broad SA	830	28,176
Kering SA	971	272,061
La Francaise De L'energie SACA(1)(2)	281	5,982
La Francaise des Jeux SACA	5,776	220,666
Legrand SA	2,928	322,815
LISI SA	253	6,981
L'Oreal SA	828	304,427
Louis Hachette Group(1)	15,829	23,374
LVMH Moet Hennessy Louis Vuitton SE	2,092	1,511,594
Maisons du Monde SA	672	2,450
Manitou BF SA	243	5,743
Mersen SA	1,007	21,945
Metropole Television SA	937	12,569
Nacon SA(1)	39	23
Neoen SA	1,623	67,041
Nexans SA	1,997	208,200
Nexity SA(1)(2)	2,710	29,927
Opmobility	2,929	31,505
Orange SA	31,380	376,032
Pernod Ricard SA	2,532	271,680
Pluxee NV	1,206	27,123
Publicis Groupe SA	1,513	150,254
Pullup Entertainment(1)	53	999
Remy Cointreau SA	170	9,062
Renault SA	7,778	404,172
Rexel SA	5,860	159,237
Rubis SCA	1,660	45,891
Safran SA	6,552	1,715,545
Sanofi SA, ADR	15,113	823,205
Sartorius Stedim Biotech	148	30,808
Schneider Electric SE	2,227	547,139
SCOR SE	5,834	157,817
SEB SA	778	68,721
SES SA(2)	16,651	72,785
SMCP SA(1)	707	2,657
Societe BIC SA	889	54,555
77

Avantis International Equity Fund
	Shares	Value
Societe Generale SA	21,536	$882,165
Sodexo SA	985	75,681
SOITEC(1)	672	40,711
Sopra Steria Group	213	33,859
SPIE SA	1,881	67,007
STMicroelectronics NV, NY Shares	10,355	255,665
Technip Energies NV	1,372	43,027
Teleperformance SE	788	75,871
Television Francaise 1 SA(2)	3,355	27,959
Thales SA	290	58,395
TotalEnergies SE, ADR	30,791	1,854,542
Trigano SA	187	26,011
Ubisoft Entertainment SA(1)	5,384	68,197
Valeo SE	8,649	90,924
Vallourec SACA(1)(2)	10,002	195,746
Veolia Environnement SA	5,622	168,474
Verallia SA	3,007	84,178
Vicat SACA	827	39,330
Vinci SA	11,826	1,360,555
Virbac SACA	6	1,898
Vivendi SE	15,829	47,931
VusionGroup(2)	151	32,386
Wavestone(2)	105	5,333
Worldline SA(1)(2)	673	4,323
X-Fab Silicon Foundries SE(1)(2)	3,679	17,644
		27,030,743
Germany — 7.9%
1&1 AG	1,290	17,413
7C Solarparken AG	2,864	5,733
Adesso SE	275	23,854
adidas AG	2,173	555,442
Allianz SE	1,715	587,337
AlzChem Group AG	429	34,841
Amadeus Fire AG	60	4,769
Aroundtown SA(1)	32,838	94,116
Atoss Software SE	212	25,835
Aurubis AG(1)	1,022	88,799
BASF SE	15,914	811,429
Bayer AG	3,376	79,780
Bayerische Motoren Werke AG	3,778	328,444
Bayerische Motoren Werke AG, Preference Shares	926	75,713
BayWa AG(1)	414	3,460
Bechtle AG	2,619	89,539
Beiersdorf AG	936	128,460
Bertrandt AG	99	2,646
Bijou Brigitte AG	20	742
Bilfinger SE	455	26,336
Borussia Dortmund GmbH & Co. KGaA	4,118	13,708
BRANICKS Group AG(1)	312	802
Brenntag SE	3,293	217,749
Carl Zeiss Meditec AG, Bearer Shares	459	28,636
Ceconomy AG(1)	4,325	13,918
Cewe Stiftung & Co. KGaA	242	24,484
Commerzbank AG	23,833	512,301
78

Avantis International Equity Fund
	Shares	Value
Continental AG	3,023	$216,880
Covestro AG(1)	5,389	331,729
CTS Eventim AG & Co. KGaA	1,657	181,942
Daimler Truck Holding AG	10,421	457,546
Delivery Hero SE(1)	1,180	33,734
Dermapharm Holding SE	489	19,639
Deutsche Bank AG	34,693	745,553
Deutsche Beteiligungs AG(1)	216	5,506
Deutsche Boerse AG	1,014	264,474
Deutsche Lufthansa AG	19,192	137,447
Deutsche Pfandbriefbank AG(1)	2,973	17,004
Deutsche Post AG	11,398	445,640
Deutsche Telekom AG	48,975	1,767,374
Deutz AG	6,477	35,115
Dr. Ing hc F Porsche AG, Preference Shares	625	36,731
Draegerwerk AG & Co. KGaA	78	3,651
Draegerwerk AG & Co. KGaA, Preference Shares	416	23,553
Duerr AG	1,507	39,598
E.ON SE	32,455	413,950
Elmos Semiconductor SE	204	14,450
ElringKlinger AG	121	535
Energiekontor AG	210	9,406
Evonik Industries AG	8,171	162,372
Fielmann Group AG	995	42,656
flatexDEGIRO AG	4,800	94,469
Fraport AG Frankfurt Airport Services Worldwide(1)	927	53,349
Freenet AG	1,980	64,287
Fresenius Medical Care AG, ADR	1,743	42,198
Fresenius SE & Co. KGaA(1)	14,146	565,571
Friedrich Vorwerk Group SE	744	25,442
FUCHS SE, Preference Shares	2,604	126,949
GEA Group AG	4,744	275,186
Gerresheimer AG	984	82,937
Grand City Properties SA(1)	1,895	21,489
Grenke AG	746	13,478
Hannover Rueck SE	959	255,016
Heidelberg Materials AG	3,813	573,399
Heidelberger Druckmaschinen AG(1)	3,633	4,045
HelloFresh SE(1)(2)	7,091	86,981
Henkel AG & Co. KGaA	1,015	77,486
Henkel AG & Co. KGaA, Preference Shares	1,655	142,779
Hensoldt AG	1,277	69,559
HOCHTIEF AG	490	76,607
Hornbach Holding AG & Co. KGaA	641	52,842
HUGO BOSS AG	2,448	111,889
Indus Holding AG	450	11,050
Infineon Technologies AG	15,790	585,700
Init Innovation in Traffic Systems SE	40	1,524
Instone Real Estate Group SE	786	7,019
JOST Werke SE	365	18,175
Jungheinrich AG, Preference Shares	1,935	58,694
K&S AG	6,264	86,407
KION Group AG	2,271	91,723
Kloeckner & Co. SE	2,886	19,883
79

Avantis International Equity Fund
	Shares	Value
Knorr-Bremse AG	2,665	$231,165
Koenig & Bauer AG(1)	246	4,034
Krones AG	571	77,800
KSB SE & Co. KGaA, Preference Shares	15	10,529
KWS Saat SE & Co. KGaA	122	7,104
Lang & Schwarz AG	141	3,364
Lanxess AG	2,893	86,210
LEG Immobilien SE	1,908	158,410
Leifheit AG	4	68
Mercedes-Benz Group AG	9,309	578,935
Merck KGaA	511	72,564
METRO AG(1)	5,078	28,258
MLP SE	786	5,617
MTU Aero Engines AG	2,287	796,878
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,371	777,010
Mutares SE & Co. KGaA	990	27,450
Nagarro SE(1)	105	9,023
Nemetschek SE	1,240	145,394
Norma Group SE	783	12,494
Patrizia SE	274	2,166
Pfeiffer Vacuum Technology AG	204	32,899
Porsche Automobil Holding SE, Preference Shares	2,508	97,617
ProSiebenSat.1 Media SE	1,940	11,845
Puma SE	2,183	65,322
Qiagen NV(1)	1,225	47,040
Rational AG	158	142,578
RENK Group AG	1,013	31,479
Rheinmetall AG	989	1,044,497
RTL Group SA	47	1,557
RWE AG	6,374	200,352
SAF-Holland SE	2,776	49,961
Salzgitter AG	583	11,853
SAP SE, ADR	7,240	1,991,000
Sartorius AG, Preference Shares	245	61,395
Schaeffler AG(1)	4,079	20,403
Schott Pharma AG & Co. KGaA	1,526	38,703
Scout24 SE	1,923	188,092
SGL Carbon SE(1)	2,080	8,855
Siemens AG	4,056	930,558
Siemens Energy AG(1)	3,014	173,325
Siemens Healthineers AG	1,492	83,396
Siltronic AG	860	40,801
Sixt SE	687	60,952
Sixt SE, Preference Shares	830	51,546
Steico SE(1)	77	1,816
STO SE & Co. KGaA, Preference Shares	157	20,319
Stroeer SE & Co. KGaA	604	33,284
Suedzucker AG	1,714	19,277
Symrise AG	2,624	264,023
TAG Immobilien AG(1)	4,674	68,545
Talanx AG	2,031	184,841
TeamViewer SE(1)	3,705	46,020
thyssenkrupp AG	17,983	141,698
UmweltBank AG(1)	260	1,473
80

Avantis International Equity Fund
	Shares	Value
Uniper SE(1)	92	$4,268
United Internet AG	3,698	67,267
Villeroy & Boch AG, Preference Shares	155	2,428
Volkswagen AG	355	39,377
Volkswagen AG, Preference Shares	2,716	292,793
Vonovia SE	13,298	411,880
Vossloh AG	341	17,180
Wacker Chemie AG	657	46,972
Wacker Neuson SE	447	8,013
Washtec AG	108	4,520
Wuestenrot & Wuerttembergische AG	218	2,865
Zalando SE(1)	9,672	348,373
		23,346,635
Hong Kong — 1.7%
AIA Group Ltd.	67,868	521,117
ASMPT Ltd.	7,100	55,832
AustAsia Group Ltd.(1)	2,080	310
Bank of East Asia Ltd.	49,382	72,769
BOC Hong Kong Holdings Ltd.	52,000	183,300
Bright Smart Securities & Commodities Group Ltd.(2)	84,000	29,047
Budweiser Brewing Co. APAC Ltd.	14,200	15,227
Cafe de Coral Holdings Ltd.	16,000	14,835
Chow Sang Sang Holdings International Ltd.	5,000	4,225
CITIC Telecom International Holdings Ltd.	25,000	7,664
CK Asset Holdings Ltd.	31,906	138,953
CK Hutchison Holdings Ltd.	37,500	187,520
CK Infrastructure Holdings Ltd.	11,500	79,008
CLP Holdings Ltd.	26,000	215,413
Comba Telecom Systems Holdings Ltd.(1)	18,000	3,461
Cowell e Holdings, Inc.(1)(2)	11,000	42,490
Dah Sing Banking Group Ltd.	16,800	19,018
Dah Sing Financial Holdings Ltd.	3,200	12,455
DFI Retail Group Holdings Ltd.	2,300	5,086
E-Commodities Holdings Ltd.	82,000	10,456
ESR Group Ltd.	7,800	12,210
Fairwood Holdings Ltd.	2,000	1,464
Far East Consortium International Ltd.	16,500	1,741
First Pacific Co. Ltd.	24,000	14,054
Futu Holdings Ltd., ADR	705	76,979
Galaxy Entertainment Group Ltd.	8,000	32,903
Giordano International Ltd.	52,000	9,842
Guotai Junan International Holdings Ltd.	40,000	5,725
Hang Lung Group Ltd.	28,000	38,875
Hang Lung Properties Ltd.	49,000	41,119
Hang Seng Bank Ltd.	5,000	70,222
Henderson Land Development Co. Ltd.	35,000	95,822
HK Electric Investments & HK Electric Investments Ltd.	28,500	19,806
HKT Trust & HKT Ltd.	41,000	52,583
Hong Kong & China Gas Co. Ltd.	52,332	41,808
Hong Kong Exchanges & Clearing Ltd.	11,600	522,905
Hong Kong Technology Venture Co. Ltd.(1)	27,000	4,380
Hongkong & Shanghai Hotels Ltd.	1,000	760
Hongkong Land Holdings Ltd.	30,100	136,248
Hutchison Telecommunications Hong Kong Holdings Ltd.(2)	20,000	2,445
81

Avantis International Equity Fund
	Shares	Value
Hysan Development Co. Ltd.	32,000	$55,143
Jardine Matheson Holdings Ltd.	4,100	163,896
Johnson Electric Holdings Ltd.	17,000	31,935
K Wah International Holdings Ltd.	11,000	2,578
Kerry Logistics Network Ltd.	728	631
Kerry Properties Ltd.	23,000	47,416
Luk Fook Holdings International Ltd.	12,000	23,218
Man Wah Holdings Ltd.	44,400	26,515
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	12,188
MGM China Holdings Ltd.	800	1,109
Modern Dental Group Ltd.(2)	6,000	2,973
MTR Corp. Ltd.	23,000	75,329
New World Development Co. Ltd.(2)	29,000	18,003
Oriental Watch Holdings(2)	24,828	11,377
Pacific Basin Shipping Ltd.	281,000	56,809
Pacific Textiles Holdings Ltd.	12,000	2,290
PAX Global Technology Ltd.	25,000	15,628
PC Partner Group Ltd.	8,000	8,160
PCCW Ltd.	27,024	15,642
Perfect Medical Health Management Ltd.	7,000	1,938
Power Assets Holdings Ltd.	13,500	91,523
Sa Sa International Holdings Ltd.(2)	4,000	329
Sands China Ltd.(1)	29,200	66,938
Shangri-La Asia Ltd.	10,000	5,661
Shun Tak Holdings Ltd.(1)	58,000	4,481
Singamas Container Holdings Ltd.	96,000	8,543
Sino Land Co. Ltd.	76,408	76,517
SITC International Holdings Co. Ltd.	40,000	96,420
SJM Holdings Ltd.(1)(2)	17,500	5,459
Stella International Holdings Ltd.	15,000	33,312
Sun Hung Kai & Co. Ltd.	10,000	3,646
Sun Hung Kai Properties Ltd.	17,500	164,701
Swire Pacific Ltd., Class A	13,500	112,285
Swire Properties Ltd.	12,600	24,998
Techtronic Industries Co. Ltd.	14,500	202,923
Texhong International Group Ltd.	4,000	2,020
Texwinca Holdings Ltd.	4,000	370
Theme International Holdings Ltd.(2)	80,000	3,822
United Energy Group Ltd.(2)	340,000	15,600
United Laboratories International Holdings Ltd.	54,000	91,474
Value Partners Group Ltd.(1)(2)	10,000	2,112
Vitasoy International Holdings Ltd.(2)	44,000	53,209
VTech Holdings Ltd.	10,000	69,138
WH Group Ltd.	264,423	216,053
Wharf Real Estate Investment Co. Ltd.	36,000	93,804
Wynn Macau Ltd.(2)	7,600	5,265
Xinyi Glass Holdings Ltd.(2)	32,446	31,026
Yue Yuen Industrial Holdings Ltd.	30,000	61,525
		4,916,009
Ireland — 0.3%
AIB Group PLC	16,408	115,260
Bank of Ireland Group PLC	21,652	255,775
Cairn Homes PLC	18,229	41,083
Dalata Hotel Group PLC	6,843	34,542
82

Avantis International Equity Fund
	Shares	Value
FBD Holdings PLC	510	$7,106
Glanbia PLC	4,457	51,241
Glenveagh Properties PLC(1)	3,784	5,887
ICON PLC(1)	296	56,246
Kerry Group PLC, A Shares	888	93,374
Kingspan Group PLC	1,519	124,902
Origin Enterprises PLC	6,048	18,690
Uniphar PLC	1,590	4,421
		808,527
Israel — 1.1%
AFI Properties Ltd.(1)	174	8,351
Africa Israel Residences Ltd.	154	11,540
Airport City Ltd.(1)	1,966	32,314
Alony Hetz Properties & Investments Ltd.	3,723	35,721
Amot Investments Ltd.	5,569	30,157
Ashdod Refinery Ltd.(1)	298	5,497
Ashtrom Group Ltd.(1)	462	7,579
Aura Investments Ltd.	4,878	28,632
Azrieli Group Ltd.	424	32,368
Bank Hapoalim BM	13,673	186,584
Bank Leumi Le-Israel BM	18,595	246,578
Bezeq The Israeli Telecommunication Corp. Ltd.	43,418	71,924
Big Shopping Centers Ltd.(1)	257	38,972
Blue Square Real Estate Ltd.	143	13,366
Caesarstone Ltd.(1)	67	254
Camtek Ltd.	233	17,783
Carasso Motors Ltd.	1,555	14,627
Cellcom Israel Ltd.(1)	5,911	40,499
Cellebrite DI Ltd.(1)	1,920	35,635
Check Point Software Technologies Ltd.(1)	666	146,693
Clal Insurance Enterprises Holdings Ltd.	2,064	57,161
CyberArk Software Ltd.(1)	144	52,394
Danel Adir Yeoshua Ltd.	230	26,572
Delek Automotive Systems Ltd.(1)	1,513	13,507
Delek Group Ltd.	352	58,827
Delta Galil Ltd.	312	17,458
El Al Israel Airlines(1)	14,276	43,991
Elbit Systems Ltd.	306	93,081
Electra Consumer Products 1970 Ltd.(1)	158	5,376
Electra Ltd.	28	14,955
Electra Real Estate Ltd.	1,367	17,984
Equital Ltd.(1)	507	21,361
Fattal Holdings 1998 Ltd.(1)	115	15,351
FIBI Holdings Ltd.	572	32,769
First International Bank Of Israel Ltd.	813	43,418
FMS Enterprises Migun Ltd.	27	1,165
Fox Wizel Ltd.	263	23,766
G City Ltd.	5,721	19,795
Gav-Yam Lands Corp. Ltd.	433	3,632
Global-e Online Ltd.(1)	527	22,461
Harel Insurance Investments & Financial Services Ltd.	2,182	36,348
Hilan Ltd.	298	18,936
ICL Group Ltd.	12,646	76,646
IDI Insurance Co. Ltd.	197	9,240
83

Avantis International Equity Fund
	Shares	Value
Inrom Construction Industries Ltd.	1,146	$5,409
Isracard Ltd.	4,656	22,507
Israel Corp. Ltd.	71	21,181
Israel Discount Bank Ltd., A Shares	22,658	175,102
Israel Land Development Co. Ltd.(1)	808	7,730
Isras Holdings Ltd.(1)	133	16,185
Isras Investment Co. Ltd.	46	11,083
Ituran Location & Control Ltd.	393	16,459
Kamada Ltd.(1)	160	1,114
Kenon Holdings Ltd.	115	3,670
M Yochananof & Sons Ltd.	68	4,658
Malam-Team Holding Ltd.(1)	104	4,303
Matrix IT Ltd.	212	5,363
Mediterranean Towers Ltd.	327	1,024
Mega Or Holdings Ltd.	162	5,166
Melisron Ltd.	469	41,455
Menora Mivtachim Holdings Ltd.	483	22,905
Migdal Insurance & Financial Holdings Ltd.	14,966	30,807
Mivne Real Estate KD Ltd.	11,516	34,386
Mizrahi Tefahot Bank Ltd.	2,395	112,352
Monday.com Ltd.(1)	185	54,902
Nano Dimension Ltd., ADR(1)	4,753	10,124
Neto Malinda Trading Ltd.	370	9,678
Nice Ltd., ADR(1)	383	53,306
Nova Ltd.(1)	378	90,932
Novolog Ltd.	5,599	2,637
Oddity Tech Ltd., Class A(1)	575	27,382
Oil Refineries Ltd.	133,147	38,929
One Software Technologies Ltd.	600	11,882
Partner Communications Co. Ltd.(1)	6,437	48,045
Paz Retail & Energy Ltd.	298	44,204
Perion Network Ltd.(1)	533	4,457
Phoenix Financial Ltd.	6,095	109,575
Property & Building Corp. Ltd.	45	3,262
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	20,148
Retailors Ltd.	194	4,776
Sapiens International Corp. NV	45	1,240
Scope Metals Group Ltd.(1)	181	8,011
Shapir Engineering & Industry Ltd.(1)	1,813	12,906
Shikun & Binui Ltd.(1)	12,876	42,415
Shufersal Ltd.	7,233	74,647
Strauss Group Ltd.	509	11,363
Summit Real Estate Holdings Ltd.	420	6,914
Tel Aviv Stock Exchange Ltd.	917	12,186
Tera Light Ltd.(1)	69	178
Teva Pharmaceutical Industries Ltd., ADR(1)	9,970	164,106
Tower Semiconductor Ltd.(1)	1,869	78,836
Wix.com Ltd.(1)	297	59,605
ZIM Integrated Shipping Services Ltd.	3,993	80,739
		3,361,512
Italy — 2.7%
A2A SpA	76,876	174,979
ACEA SpA	668	12,212
Amplifon SpA(2)	1,006	25,578
84

Avantis International Equity Fund
	Shares	Value
Arnoldo Mondadori Editore SpA	2,193	$4,828
Ascopiave SpA(2)	1,761	5,357
Azimut Holding SpA	3,434	93,435
Banca Generali SpA	1,640	85,425
Banca IFIS SpA	489	11,062
Banca Mediolanum SpA	3,320	47,029
Banca Monte dei Paschi di Siena SpA	32,339	235,024
Banca Popolare di Sondrio SpA	14,646	165,938
Banco BPM SpA	25,745	257,874
BFF Bank SpA	5,766	48,338
BPER Banca SpA	38,499	294,072
Brembo NV	1,664	16,635
Brunello Cucinelli SpA	889	115,734
Buzzi SpA	1,417	63,939
Carel Industries SpA(2)	333	7,201
Cementir Holding NV	699	9,452
CIR SpA-Compagnie Industriali(1)	10,844	6,783
Credito Emiliano SpA	1,683	21,827
d'Amico International Shipping SA	4,527	17,435
Danieli & C Officine Meccaniche SpA(2)	239	7,463
Danieli & C Officine Meccaniche SpA, Preference Shares	1,586	37,943
Davide Campari-Milano NV(2)	2,453	14,644
De' Longhi SpA	2,128	74,979
DiaSorin SpA(2)	42	4,442
Digital Value SpA(2)	81	1,549
doValue SpA(1)(2)	805	1,359
Enav SpA	4,093	14,327
Enel SpA	74,758	547,455
Eni SpA, ADR(2)	21,007	608,573
ERG SpA	1,547	29,370
Ferrari NV	1,072	504,112
Fila SpA	2,447	25,415
Fincantieri SpA(1)	6,802	66,775
FinecoBank Banca Fineco SpA	14,690	275,044
Generali(2)	5,487	181,138
Hera SpA	29,062	112,981
Infrastrutture Wireless Italiane SpA	943	9,444
Interpump Group SpA	205	7,774
Intesa Sanpaolo SpA	145,712	718,060
Iren SpA	32,681	71,539
Italgas SpA	22,395	143,447
Iveco Group NV	7,727	121,898
Leonardo SpA	4,135	166,771
Maire SpA	6,298	61,033
Mediobanca Banca di Credito Finanziario SpA	4,408	78,576
MFE-MediaForEurope NV, Class A	8,147	27,536
MFE-MediaForEurope NV, Class B(2)	1,530	7,079
Moncler SpA(2)	1,518	104,367
Nexi SpA(1)(2)	1,732	9,084
OVS SpA	9,129	34,371
Piaggio & C SpA(2)	5,336	11,875
Poste Italiane SpA	7,484	120,797
Prysmian SpA	2,699	160,569
RAI Way SpA	2,481	14,431
85

Avantis International Equity Fund
	Shares	Value
Recordati Industria Chimica e Farmaceutica SpA	641	$36,216
Reply SpA	416	66,937
Saipem SpA(1)	56,299	129,716
Salvatore Ferragamo SpA(2)	1,517	12,809
Sanlorenzo SpA(2)	180	6,067
Sesa SpA(2)	216	16,304
Snam SpA(2)	44,971	216,752
Stellantis NV	20,661	265,903
Technogym SpA	5,742	68,754
Telecom Italia SpA(1)(2)	49,767	14,017
Telecom Italia SpA, Preference Shares(1)	37,591	12,068
Tenaris SA, ADR	1,830	69,266
Terna - Rete Elettrica Nazionale	9,784	81,787
UniCredit SpA	11,887	627,054
Unipol Assicurazioni SpA	5,271	78,731
Webuild SpA	15,766	52,193
		7,850,951
Japan — 21.3%
77 Bank Ltd.	1,600	47,931
A&D HOLON Holdings Co. Ltd.(2)	2,000	26,777
ABC-Mart, Inc.(2)	2,000	38,382
Acom Co. Ltd.(2)	12,500	32,464
Adastria Co. Ltd.(2)	1,100	21,288
ADEKA Corp.	1,300	24,100
Advantest Corp.	9,100	509,936
Adventure, Inc.	200	4,729
Aeon Co. Ltd.(2)	11,600	284,599
Aeon Delight Co. Ltd.	1,100	34,365
AEON Financial Service Co. Ltd.(2)	3,500	28,297
Aeon Hokkaido Corp.(2)	3,200	17,797
Aeon Mall Co. Ltd.(2)	4,100	55,431
AGC, Inc.	4,800	144,027
Ai Holdings Corp.	100	1,291
Aica Kogyo Co. Ltd.	1,300	28,334
Aichi Financial Group, Inc.	1,966	35,810
Aichi Steel Corp.	900	42,788
Aida Engineering Ltd.	200	1,118
Aiful Corp.	3,700	8,545
Ain Holdings, Inc.	400	11,912
Air Water, Inc.	4,100	50,942
Aisan Industry Co. Ltd.	1,000	13,228
Aisin Corp.	12,700	150,508
Ajinomoto Co., Inc.(2)	3,600	144,212
Akatsuki, Inc.	100	2,094
Alconix Corp.	1,900	19,021
Alfresa Holdings Corp.	5,900	78,528
Alpen Co. Ltd.	400	5,993
Alps Alpine Co. Ltd.(2)	8,100	83,630
Altech Corp.	300	4,993
Amada Co. Ltd.	6,300	60,286
Amano Corp.	1,300	33,547
Amvis Holdings, Inc.	400	1,743
ANA Holdings, Inc.	4,700	89,181
Anycolor, Inc.	1,000	18,980
86

Avantis International Equity Fund
	Shares	Value
AOKI Holdings, Inc.(2)	2,600	$21,428
Aoyama Trading Co. Ltd.	1,700	24,069
Aoyama Zaisan Networks Co. Ltd.	1,500	20,355
Aozora Bank Ltd.	2,800	41,911
Arata Corp.	500	10,505
ARCLANDS Corp.(2)	2,022	21,833
Arcs Co. Ltd.(2)	1,400	25,974
Arealink Co. Ltd.	1,300	18,117
Argo Graphics, Inc.	700	23,579
Arisawa Manufacturing Co. Ltd.(2)	200	1,876
Artience Co. Ltd.	1,300	26,285
As One Corp.	400	6,163
Asahi Co. Ltd.	300	2,875
Asahi Diamond Industrial Co. Ltd.	1,700	9,355
Asahi Group Holdings Ltd.	4,800	59,536
Asahi Intecc Co. Ltd.(2)	1,400	22,889
Asahi Kasei Corp.	23,300	158,382
Asahi Yukizai Corp.(2)	500	12,919
Asanuma Corp.	1,000	4,534
Asics Corp.	14,000	313,499
ASKA Pharmaceutical Holdings Co. Ltd.	500	6,769
ASKUL Corp.	1,100	11,626
Astellas Pharma, Inc.	8,000	77,817
Astena Holdings Co. Ltd.	1,500	4,389
Aucnet, Inc.	1,000	16,289
Autobacs Seven Co. Ltd.	2,500	24,418
Avant Group Corp.	1,200	14,829
Awa Bank Ltd.	1,500	28,960
Axial Retailing, Inc.	2,400	15,627
Azbil Corp.	3,200	24,531
AZ-COM MARUWA Holdings, Inc.	400	3,199
Bandai Namco Holdings, Inc.	10,300	343,805
Bando Chemical Industries Ltd.	2,300	26,395
Bank of Iwate Ltd.	200	4,000
Bank of Nagoya Ltd.(2)	200	9,621
Bank of the Ryukyus Ltd.	900	6,778
Base Co. Ltd.	300	6,545
BayCurrent, Inc.	2,800	119,033
Beenos, Inc.	900	23,914
Belc Co. Ltd.(2)	400	17,600
Belluna Co. Ltd.	800	4,905
Bic Camera, Inc.(2)	3,100	33,065
BIPROGY, Inc.	2,100	60,288
BML, Inc.	800	14,778
Bridgestone Corp.	6,000	233,865
Brother Industries Ltd.	7,800	150,643
Bunka Shutter Co. Ltd.	2,100	26,004
C Uyemura & Co. Ltd.	400	27,423
Calbee, Inc.	1,300	24,644
Canon Electronics, Inc.	1,300	21,609
Canon Marketing Japan, Inc.	1,800	61,052
Canon, Inc.	6,100	206,497
Capcom Co. Ltd.(2)	3,600	89,331
Carenet, Inc.	800	3,596
87

Avantis International Equity Fund
	Shares	Value
Casio Computer Co. Ltd.	700	$5,861
Cawachi Ltd.	200	3,551
Celsys, Inc.	900	7,350
Central Automotive Products Ltd.	600	19,525
Central Glass Co. Ltd.(2)	1,000	21,773
Central Japan Railway Co.(2)	16,700	328,653
Chiba Bank Ltd.(2)	9,600	87,136
Chiba Kogyo Bank Ltd.(2)	3,100	29,538
Chori Co. Ltd.	300	6,212
Chubu Electric Power Co., Inc.	6,500	68,691
Chubu Shiryo Co. Ltd.	400	3,445
Chubu Steel Plate Co. Ltd.(2)	1,400	20,381
Chudenko Corp.	200	4,179
Chugai Pharmaceutical Co. Ltd.	4,900	246,137
Chugin Financial Group, Inc.	5,200	55,480
Chugoku Electric Power Co., Inc.(2)	5,800	33,116
Citizen Watch Co. Ltd.	6,900	41,160
CMK Corp.	4,300	13,292
Coca-Cola Bottlers Japan Holdings, Inc.	4,900	80,327
COLOPL, Inc.	600	1,891
Colowide Co. Ltd.(2)	1,200	13,532
Computer Engineering & Consulting Ltd.	300	3,715
COMSYS Holdings Corp.	3,600	76,253
Comture Corp.	1,600	19,475
Concordia Financial Group Ltd.(2)	21,300	124,714
Cosmo Energy Holdings Co. Ltd.(2)	2,400	106,142
Cosmos Pharmaceutical Corp.	1,000	46,684
Cover Corp.(1)(2)	1,100	19,278
Create Restaurants Holdings, Inc.(2)	2,400	19,913
Create SD Holdings Co. Ltd.	200	3,738
Credit Saison Co. Ltd.	5,200	122,809
Creek & River Co. Ltd.(2)	500	5,573
CTI Engineering Co. Ltd.	1,600	25,015
Curves Holdings Co. Ltd.	3,800	16,479
CyberAgent, Inc.	7,700	57,572
Cybozu, Inc.	700	13,667
Dai Nippon Printing Co. Ltd.	4,400	64,040
Daicel Corp.	7,700	66,761
Dai-Dan Co. Ltd.	400	9,547
Daido Steel Co. Ltd.(2)	5,000	40,754
Daiei Kankyo Co. Ltd.	1,500	26,983
Daifuku Co. Ltd.	6,300	165,060
Daiho Corp.	400	9,735
Daiichi Jitsugyo Co. Ltd.	600	9,622
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	937
Dai-ichi Life Holdings, Inc.	14,700	435,876
Daiichi Sankyo Co. Ltd.	17,400	400,561
Daiichikosho Co. Ltd.	3,200	34,078
Daikin Industries Ltd.	1,000	104,695
Daikoku Denki Co. Ltd.(2)	600	10,664
Daikokutenbussan Co. Ltd.(2)	200	8,615
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	8,182
Daio Paper Corp.(2)	5,500	30,413
Daiseki Co. Ltd.	660	16,143
88

Avantis International Equity Fund
	Shares	Value
Daishi Hokuetsu Financial Group, Inc.	2,900	$53,060
Daishinku Corp.	1,400	5,432
Daito Pharmaceutical Co. Ltd.	220	2,972
Daito Trust Construction Co. Ltd.	1,600	166,284
Daiwa House Industry Co. Ltd.	8,600	283,122
Daiwa Securities Group, Inc.	18,400	129,693
Daiwabo Holdings Co. Ltd.	3,800	65,734
DCM Holdings Co. Ltd.(2)	1,000	9,120
Denka Co. Ltd.(2)	2,300	31,846
Denso Corp.	12,200	158,239
Dentsu Group, Inc.	1,900	39,442
Dentsu Soken, Inc.	400	15,833
Denyo Co. Ltd.	200	3,494
Dexerials Corp.(2)	6,300	88,440
DIC Corp.	3,800	81,256
Digital Arts, Inc.	300	12,316
Dip Corp.(2)	1,600	22,836
Disco Corp.	700	177,664
DMG Mori Co. Ltd.	3,600	64,254
Doshisha Co. Ltd.	400	5,563
Doutor Nichires Holdings Co. Ltd.	300	4,767
Dowa Holdings Co. Ltd.	1,500	45,775
DTS Corp.	700	19,651
DyDo Group Holdings, Inc.(2)	1,300	25,700
Eagle Industry Co. Ltd.	200	2,753
Earth Corp.	600	19,762
East Japan Railway Co.	20,800	411,259
Ebara Corp.	10,000	166,570
EDION Corp.(2)	2,400	28,305
E-Guardian, Inc.	400	5,641
Eisai Co. Ltd.(2)	1,400	40,262
Eizo Corp.	1,200	17,263
Elecom Co. Ltd.	2,100	23,115
Electric Power Development Co. Ltd.(2)	6,500	111,571
en Japan, Inc.	1,300	14,623
ENEOS Holdings, Inc.(2)	70,000	375,537
Enigmo, Inc.	600	1,244
Enplas Corp.(2)	300	9,823
ESPEC Corp.	200	3,083
Exedy Corp.	1,200	38,087
EXEO Group, Inc.	5,600	64,765
FANUC Corp.	3,000	86,363
Fast Retailing Co. Ltd.	1,500	457,816
FCC Co. Ltd.	2,500	52,526
Ferrotec Holdings Corp.	2,100	32,997
First Bank of Toyama Ltd.(2)	3,100	20,419
Fixstars Corp.(2)	800	9,280
Food & Life Cos. Ltd.	2,000	54,909
Foster Electric Co. Ltd.	100	961
FP Corp.	1,300	24,967
France Bed Holdings Co. Ltd.	200	1,725
Fudo Tetra Corp.	100	1,482
Fuji Co. Ltd.(2)	1,600	22,032
Fuji Corp. /Aichi	2,900	42,725
89

Avantis International Equity Fund
	Shares	Value
Fuji Electric Co. Ltd.	3,000	$133,778
Fuji Kyuko Co. Ltd.	200	3,033
Fuji Media Holdings, Inc.	600	9,602
Fuji Oil Holdings, Inc.(2)	1,300	23,559
Fuji Seal International, Inc.	1,400	25,318
Fuji Soft, Inc.(2)	400	26,007
Fujibo Holdings, Inc.	700	23,364
Fujicco Co. Ltd.	200	2,143
FUJIFILM Holdings Corp.	5,100	103,796
Fujikura Composites, Inc.	700	6,579
Fujikura Ltd.	8,100	338,056
Fujita Kanko, Inc.	400	25,419
Fujitsu General Ltd.	2,600	47,744
Fujitsu Ltd.	19,000	366,507
Fujiya Co. Ltd.	300	4,461
Fukuda Corp.	200	6,787
Fukuda Denshi Co. Ltd.	500	22,130
Fukui Computer Holdings, Inc.	500	10,604
Fukuoka Financial Group, Inc.	3,300	86,822
Fukushima Galilei Co. Ltd.	400	7,191
Fukuyama Transporting Co. Ltd.(2)	1,000	23,142
FULLCAST Holdings Co. Ltd.	700	7,488
Funai Soken Holdings, Inc.	800	12,745
Furukawa Co. Ltd.	1,900	26,430
Furukawa Electric Co. Ltd.	2,800	118,268
Furuno Electric Co. Ltd.	1,300	19,541
Furyu Corp.	700	4,781
Fuso Chemical Co. Ltd.(2)	900	20,361
Futaba Industrial Co. Ltd.	4,100	20,641
Future Corp.	600	7,060
Fuyo General Lease Co. Ltd.	800	60,576
G-7 Holdings, Inc.	200	1,741
Gakken Holdings Co. Ltd.	1,500	9,900
Genki Global Dining Concepts Corp.(2)	1,200	26,406
Genky DrugStores Co. Ltd.	400	7,646
Giken Ltd.	400	3,873
GLOBERIDE, Inc.	400	5,050
Glory Ltd.	2,300	39,966
GMO Financial Holdings, Inc.(2)	1,200	5,822
GMO internet group, Inc.	2,400	45,134
GMO Payment Gateway, Inc.	1,100	55,158
Godo Steel Ltd.	700	18,590
Goldcrest Co. Ltd.(2)	500	10,358
Goldwin, Inc.	600	28,845
GREE Holdings, Inc.	3,600	13,230
GS Yuasa Corp.(2)	3,200	51,016
G-Tekt Corp.	900	9,825
Gunma Bank Ltd.	8,300	63,103
Gunze Ltd.	400	13,582
H.U. Group Holdings, Inc.	1,800	31,526
H2O Retailing Corp.	3,200	48,481
Hachijuni Bank Ltd.	8,200	53,006
Hagiwara Electric Holdings Co. Ltd.(2)	700	15,502
Hakuhodo DY Holdings, Inc.(2)	5,500	39,144
90

Avantis International Equity Fund
	Shares	Value
Halows Co. Ltd.	600	$15,863
Hamakyorex Co. Ltd.	4,000	33,857
Hamamatsu Photonics KK	2,600	27,053
Hankyu Hanshin Holdings, Inc.	1,900	49,647
Hanwa Co. Ltd.	1,300	42,800
Happinet Corp.(2)	600	19,076
Haseko Corp.	5,200	68,514
Hazama Ando Corp.	4,900	44,073
Heiwa Corp.	2,000	31,500
Heiwado Co. Ltd.	1,000	16,016
Hikari Tsushin, Inc.	200	50,721
Hino Motors Ltd.(1)	11,700	37,077
Hirogin Holdings, Inc.	6,800	53,627
Hirose Electric Co. Ltd.	600	70,039
HIS Co. Ltd.	3,300	30,888
Hisamitsu Pharmaceutical Co., Inc.	200	5,632
Hitachi Construction Machinery Co. Ltd.	1,900	49,466
Hitachi Ltd.	40,200	1,021,727
Hogy Medical Co. Ltd.	100	3,189
Hokkaido Electric Power Co., Inc.	5,300	25,945
Hokko Chemical Industry Co. Ltd.	200	1,689
Hokkoku Financial Holdings, Inc.(2)	700	24,717
Hokuetsu Corp.(2)	3,800	32,767
Hokuetsu Industries Co. Ltd.(2)	1,500	19,844
Hokuhoku Financial Group, Inc.(2)	3,100	46,474
Hokuriku Electric Power Co.	2,600	14,427
Hokuto Corp.	200	2,527
Honda Motor Co. Ltd., ADR(2)	15,481	430,217
Hoosiers Holdings Co. Ltd.	200	1,413
Horiba Ltd.	900	58,758
Hoshizaki Corp.	600	24,223
Hosiden Corp.	800	10,878
Hosokawa Micron Corp.	200	5,282
House Foods Group, Inc.	600	11,214
Hoya Corp.	1,884	221,198
HS Holdings Co. Ltd.	200	1,146
Hulic Co. Ltd.(2)	3,900	36,410
Hyakugo Bank Ltd.	8,800	41,435
Hyakujushi Bank Ltd.	200	4,410
Ibiden Co. Ltd.	1,300	35,574
Icom, Inc.	200	3,694
Idec Corp.	800	13,555
Idemitsu Kosan Co. Ltd.	28,000	190,239
IDOM, Inc.(2)	900	6,676
IHI Corp.(2)	5,000	293,804
Iida Group Holdings Co. Ltd.	1,100	16,477
Iino Kaiun Kaisha Ltd.(2)	3,000	20,645
Inaba Denki Sangyo Co. Ltd.	1,800	47,596
Inabata & Co. Ltd.	1,400	29,138
Ines Corp.	100	1,163
I-Net Corp.	100	1,284
Infomart Corp.	200	505
INFRONEER Holdings, Inc.	6,084	47,036
Inpex Corp.	17,100	216,714
91

Avantis International Equity Fund
	Shares	Value
Insource Co. Ltd.	1,600	$9,311
Intage Holdings, Inc.	200	2,282
Integral Corp.(2)	800	18,652
Internet Initiative Japan, Inc.	3,900	66,207
I-PEX, Inc.(2)	200	3,943
IR Japan Holdings Ltd.	100	472
Iriso Electronics Co. Ltd.	1,200	21,564
I'rom Group Co. Ltd.(1)	300	5,572
Iseki & Co. Ltd.	500	3,667
Isetan Mitsukoshi Holdings Ltd.(2)	3,400	51,899
Ishihara Sangyo Kaisha Ltd.	900	10,229
Isuzu Motors Ltd.	13,800	182,709
Ito En Ltd.	3,600	79,278
ITOCHU Corp.	4,600	203,285
Itochu Enex Co. Ltd.	1,900	19,733
Itochu-Shokuhin Co. Ltd.	400	19,999
Itoham Yonekyu Holdings, Inc.	520	12,902
IwaiCosmo Holdings, Inc.	1,500	24,977
Iwatani Corp.	4,000	41,841
Iyogin Holdings, Inc.	9,100	99,745
Izumi Co. Ltd.(2)	1,300	26,569
J Front Retailing Co. Ltd.(2)	9,600	125,578
J Trust Co. Ltd.	1,200	3,353
JAC Recruitment Co. Ltd.	1,200	6,213
Jaccs Co. Ltd.(2)	900	23,434
JAFCO Group Co. Ltd.	2,100	32,300
Japan Airlines Co. Ltd.	4,200	71,982
Japan Airport Terminal Co. Ltd.	2,200	65,640
Japan Aviation Electronics Industry Ltd.(2)	2,300	41,141
Japan Elevator Service Holdings Co. Ltd.	500	9,175
Japan Exchange Group, Inc.	10,600	112,749
Japan Lifeline Co. Ltd.	2,400	24,932
Japan Material Co. Ltd.(2)	500	4,700
Japan Petroleum Exploration Co. Ltd.(2)	6,500	49,397
Japan Post Bank Co. Ltd.(2)	16,200	163,520
Japan Post Holdings Co. Ltd.	18,400	196,389
Japan Post Insurance Co. Ltd.	3,400	66,268
Japan Pulp & Paper Co. Ltd.	2,000	7,977
Japan Steel Works Ltd.	600	20,113
Japan Wool Textile Co. Ltd.	700	6,195
JCU Corp.	1,000	22,804
JDC Corp.	200	645
Jeol Ltd.	1,400	46,358
JFE Holdings, Inc.(2)	14,600	182,553
JGC Holdings Corp.	4,900	36,273
JINS Holdings, Inc.(2)	600	26,189
J-Oil Mills, Inc.	1,500	20,004
Joshin Denki Co. Ltd.	300	4,346
Joyful Honda Co. Ltd.	900	11,652
JSB Co. Ltd.	400	8,573
JTEKT Corp.	7,500	56,907
Juki Corp.(1)	1,000	3,023
Juroku Financial Group, Inc.	1,000	30,017
Justsystems Corp.	600	14,734
92

Avantis International Equity Fund
	Shares	Value
JVCKenwood Corp.	9,700	$88,068
Kadokawa Corp.	400	9,294
Kaga Electronics Co. Ltd.	1,200	21,266
Kajima Corp.	4,200	87,463
Kakaku.com, Inc.	3,800	54,790
Kamei Corp.	1,600	20,586
Kamigumi Co. Ltd.	2,000	45,290
Kanadevia Corp.(2)	7,700	46,914
Kanamoto Co. Ltd.	1,300	26,009
Kandenko Co. Ltd.	4,500	75,811
Kaneka Corp.	1,700	42,358
Kanematsu Corp.	3,400	56,517
Kansai Electric Power Co., Inc.(2)	7,300	84,473
Kansai Paint Co. Ltd.(2)	300	4,274
Kanto Denka Kogyo Co. Ltd.	1,200	7,090
Kao Corp.	3,300	141,984
Katitas Co. Ltd.(2)	2,200	29,871
Kato Sangyo Co. Ltd.	1,400	42,326
Kawada Technologies, Inc.	1,200	24,292
Kawasaki Heavy Industries Ltd.	5,100	257,364
Kawasaki Kisen Kaisha Ltd.	5,400	78,655
KDDI Corp.	22,600	737,024
KeePer Technical Laboratory Co. Ltd.(2)	300	7,847
Keihan Holdings Co. Ltd.(2)	3,500	78,359
Keihanshin Building Co. Ltd.	300	2,844
Keikyu Corp.(2)	7,200	70,376
Keio Corp.(2)	800	20,590
Keisei Electric Railway Co. Ltd.(2)	1,500	14,337
KEIWA, Inc.(2)	400	3,231
Keiyo Bank Ltd.	1,500	8,280
Kewpie Corp.	1,900	35,804
Keyence Corp.	700	279,214
KH Neochem Co. Ltd.	1,200	19,915
Kikkoman Corp.(2)	2,500	24,258
Kinden Corp.	2,300	48,540
Kintetsu Group Holdings Co. Ltd.	4,500	101,239
Kirin Holdings Co. Ltd.	5,600	75,529
Kissei Pharmaceutical Co. Ltd.	400	9,836
Kitanotatsujin Corp.	200	212
Kitz Corp.	2,700	20,522
Kiyo Bank Ltd.	1,800	25,953
Koa Corp.	2,100	13,763
Koatsu Gas Kogyo Co. Ltd.	200	1,003
Kobe Bussan Co. Ltd.	1,200	26,522
Kobe Steel Ltd.(2)	11,700	138,380
Koei Tecmo Holdings Co. Ltd.(2)	1,020	13,748
Kohnan Shoji Co. Ltd.(2)	1,100	26,462
Koito Manufacturing Co. Ltd.(2)	3,500	44,387
Kojima Co. Ltd.(2)	1,100	7,257
Kokuyo Co. Ltd.	500	9,374
Komatsu Ltd.	13,300	398,881
KOMEDA Holdings Co. Ltd.(2)	800	14,503
Komeri Co. Ltd.	1,100	20,964
Komori Corp.	1,500	12,344
93

Avantis International Equity Fund
	Shares	Value
Konami Group Corp.	1,100	$134,313
Konica Minolta, Inc.	24,300	85,602
Konishi Co. Ltd.	800	6,540
Konoike Transport Co. Ltd.	1,400	27,553
Kose Corp.	200	8,441
Koshidaka Holdings Co. Ltd.(2)	1,800	12,481
Kotobuki Spirits Co. Ltd.(2)	3,300	51,707
KPP Group Holdings Co. Ltd.	2,100	9,404
Krosaki Harima Corp.	1,200	20,527
K's Holdings Corp.	5,300	49,377
Kubota Corp.	11,700	144,661
Kumagai Gumi Co. Ltd.	1,700	43,473
Kura Sushi, Inc.(2)	1,100	22,093
Kurabo Industries Ltd.	800	33,002
Kuraray Co. Ltd.	10,800	135,886
Kureha Corp.	1,500	28,036
Kurita Water Industries Ltd.	1,800	58,101
Kusuri No. Aoki Holdings Co. Ltd.	2,100	43,584
KYB Corp.	1,800	34,690
Kyocera Corp.	7,600	84,554
Kyoei Steel Ltd.	1,500	19,659
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	6,709
Kyokuyo Co. Ltd.	200	5,490
Kyoto Financial Group, Inc.(2)	3,600	52,227
Kyowa Kirin Co. Ltd.	1,500	21,246
Kyushu Electric Power Co., Inc.	11,100	97,640
Kyushu Financial Group, Inc.	2,500	11,935
Kyushu Railway Co.(2)	3,200	76,730
Lasertec Corp.(2)	800	72,443
LEC, Inc.(2)	400	3,176
Leopalace21 Corp.	9,300	34,943
Life Corp.(2)	2,000	24,343
Lifedrink Co., Inc.	2,400	25,035
Lintec Corp.	1,600	30,680
Lion Corp.	2,400	27,304
LITALICO, Inc.	500	3,588
Lixil Corp.	8,000	90,998
LY Corp.	25,100	84,728
M&A Capital Partners Co. Ltd.	100	1,945
M3, Inc.(2)	3,100	36,607
Mabuchi Motor Co. Ltd.	1,200	18,582
Maeda Kosen Co. Ltd.	1,700	20,503
Makino Milling Machine Co. Ltd.	600	45,934
Makita Corp.	5,100	167,333
Mani, Inc.	200	1,795
MarkLines Co. Ltd.	400	6,358
Marubeni Corp.	7,000	110,222
Marudai Food Co. Ltd.	200	2,194
Maruha Nichiro Corp.	1,300	27,042
Marui Group Co. Ltd.	4,800	83,125
Maruichi Steel Tube Ltd.	600	13,880
MARUKA FURUSATO Corp.	500	7,616
Marusan Securities Co. Ltd.	1,100	7,176
Maruwa Co. Ltd.	200	45,167
94

Avantis International Equity Fund
	Shares	Value
Maruzen Showa Unyu Co. Ltd.(2)	200	$7,821
Matsuda Sangyo Co. Ltd.	1,200	24,633
Matsui Securities Co. Ltd.(2)	1,500	7,994
MatsukiyoCocokara & Co.	1,800	27,409
Matsuyafoods Holdings Co. Ltd.	500	19,622
Maxell Ltd.	1,400	17,556
Mazda Motor Corp.	16,100	108,228
McDonald's Holdings Co. Japan Ltd.	700	26,502
MCJ Co. Ltd.	2,900	26,180
Mebuki Financial Group, Inc.	20,300	86,111
Media Do Co. Ltd.	200	2,118
Medipal Holdings Corp.	3,000	43,869
MedPeer, Inc.	200	657
Megachips Corp.	800	26,266
Megmilk Snow Brand Co. Ltd.(2)	1,500	25,715
Meidensha Corp.	1,100	35,008
MEIJI Holdings Co. Ltd.	4,400	90,004
Meiko Electronics Co. Ltd.(2)	1,400	67,397
Meisei Industrial Co. Ltd.	2,500	20,324
MEITEC Group Holdings, Inc.	2,600	51,332
Menicon Co. Ltd.	1,100	9,211
Mercari, Inc.(1)	2,200	34,498
Micronics Japan Co. Ltd.(2)	1,300	37,570
Milbon Co. Ltd.	100	1,947
Minebea Mitsumi, Inc.	2,600	40,170
Mirait One Corp.	3,900	57,863
Mirarth Holdings, Inc.	7,600	25,867
Miroku Jyoho Service Co. Ltd.	200	2,443
MISUMI Group, Inc.	6,300	102,988
Mitsuba Corp.	200	1,057
Mitsubishi Chemical Group Corp.	36,700	186,338
Mitsubishi Corp.(2)	17,200	287,347
Mitsubishi Electric Corp.	13,300	206,447
Mitsubishi Estate Co. Ltd.	10,000	147,077
Mitsubishi Gas Chemical Co., Inc.	3,700	56,926
Mitsubishi HC Capital, Inc.	24,830	167,860
Mitsubishi Heavy Industries Ltd.	39,100	525,051
Mitsubishi Logisnext Co. Ltd.(2)	2,200	28,143
Mitsubishi Logistics Corp.	5,000	35,136
Mitsubishi Materials Corp.(2)	4,200	66,920
Mitsubishi Motors Corp.(2)	20,900	58,434
Mitsubishi Research Institute, Inc.	400	12,521
Mitsubishi UFJ Financial Group, Inc., ADR(2)	100,080	1,274,018
Mitsui & Co. Ltd.(2)	11,000	206,130
Mitsui Chemicals, Inc.(2)	3,900	87,485
Mitsui DM Sugar Holdings Co. Ltd.	100	2,343
Mitsui Fudosan Co. Ltd.	17,400	151,366
Mitsui High-Tec, Inc.(2)	1,500	8,441
Mitsui Matsushima Holdings Co. Ltd.	500	13,775
Mitsui Mining & Smelting Co. Ltd.	2,500	71,462
Mitsui OSK Lines Ltd.(2)	4,100	151,563
Mitsui-Soko Holdings Co. Ltd.(2)	1,000	51,847
Mitsuuroko Group Holdings Co. Ltd.	400	4,904
Miura Co. Ltd.	3,500	74,433
95

Avantis International Equity Fund
	Shares	Value
MIXI, Inc.	300	$7,017
Miyaji Engineering Group, Inc.(2)	2,000	24,226
Miyazaki Bank Ltd.	300	6,609
Mizuho Financial Group, Inc., ADR(2)	148,162	835,634
Mizuho Leasing Co. Ltd.	4,000	27,550
Mizuho Medy Co. Ltd.	600	5,758
Mizuno Corp.	400	20,977
Mochida Pharmaceutical Co. Ltd.	100	2,094
Modec, Inc.	2,800	75,866
Monogatari Corp.(2)	1,200	25,560
MonotaRO Co. Ltd.(2)	4,400	73,916
Morinaga & Co. Ltd.	2,600	42,595
Morinaga Milk Industry Co. Ltd.	2,000	39,022
Moriroku Holdings Co. Ltd.	400	5,298
Morita Holdings Corp.	600	8,341
MrMax Holdings Ltd.	400	1,787
MS&AD Insurance Group Holdings, Inc.	23,400	492,119
m-up Holdings, Inc.	900	8,940
Murata Manufacturing Co. Ltd.	6,700	114,616
Musashi Seimitsu Industry Co. Ltd.	2,400	41,254
Musashino Bank Ltd.	1,500	30,835
Nachi-Fujikoshi Corp.	500	11,098
Nagase & Co. Ltd.	3,900	71,637
Nagoya Railroad Co. Ltd.	8,700	102,516
Namura Shipbuilding Co. Ltd.(2)	3,600	47,757
Nankai Electric Railway Co. Ltd.(2)	3,900	65,363
Nanto Bank Ltd.	500	11,666
NEC Corp.	2,800	273,312
Nexon Co. Ltd.	1,200	16,242
NGK Insulators Ltd.(2)	7,200	90,023
NH Foods Ltd.(2)	2,200	66,349
NHK Spring Co. Ltd.(2)	7,500	84,153
Nichias Corp.	1,500	45,052
Nichicon Corp.	1,400	11,708
Nichiha Corp.	1,300	26,059
Nichirei Corp.	2,700	61,948
Nichireki Group Co. Ltd.	100	1,504
NIDEC Corp.(2)	2,846	51,307
Nifco, Inc.	2,000	48,858
Nihon Dempa Kogyo Co. Ltd.	1,000	5,660
Nihon Flush Co. Ltd.	400	2,136
Nihon M&A Center Holdings, Inc.(2)	8,400	32,985
Nihon Parkerizing Co. Ltd.	2,300	19,824
Nikkiso Co. Ltd.	3,200	25,603
Nikkon Holdings Co. Ltd.(2)	2,800	43,480
Nikon Corp.	7,200	75,286
Nintendo Co. Ltd.	4,100	306,093
Nippn Corp.	1,400	19,896
Nippon Carbon Co. Ltd.	400	10,906
Nippon Chemi-Con Corp.(1)(2)	500	2,947
Nippon Coke & Engineering Co. Ltd.(2)	7,500	4,519
Nippon Denko Co. Ltd.	2,400	4,407
Nippon Densetsu Kogyo Co. Ltd.	2,100	29,515
Nippon Electric Glass Co. Ltd.	1,600	37,547
96

Avantis International Equity Fund
	Shares	Value
NIPPON EXPRESS HOLDINGS, Inc.	7,500	$132,856
Nippon Gas Co. Ltd.	1,900	28,112
Nippon Kayaku Co. Ltd.	4,900	44,033
Nippon Light Metal Holdings Co. Ltd.	2,960	30,721
Nippon Paint Holdings Co. Ltd.(2)	2,500	18,598
Nippon Paper Industries Co. Ltd.	3,100	20,848
Nippon Parking Development Co. Ltd.	3,300	4,514
Nippon Road Co. Ltd.	1,000	12,405
Nippon Sanso Holdings Corp.	1,100	33,628
Nippon Seiki Co. Ltd.	400	2,979
Nippon Sheet Glass Co. Ltd.(1)	3,200	8,452
Nippon Shinyaku Co. Ltd.	500	13,147
Nippon Shokubai Co. Ltd.(2)	3,200	38,871
Nippon Signal Co. Ltd.	3,400	20,416
Nippon Soda Co. Ltd.	1,400	27,407
Nippon Steel Corp.	20,400	452,853
Nippon Telegraph & Telephone Corp.	360,400	348,920
Nippon Television Holdings, Inc.	800	14,971
Nippon Thompson Co. Ltd.(2)	2,500	8,397
Nippon Yakin Kogyo Co. Ltd.(2)	1,000	27,563
Nippon Yusen KK	9,200	323,381
Nipro Corp.(2)	5,600	48,815
Nishimatsuya Chain Co. Ltd.	800	10,924
Nishi-Nippon Financial Holdings, Inc.	3,400	44,883
Nishi-Nippon Railroad Co. Ltd.(2)	2,800	40,447
Nishio Holdings Co. Ltd.(2)	800	21,866
Nissan Chemical Corp.	1,100	31,743
Nissan Motor Co. Ltd.(2)	44,200	126,488
Nissan Shatai Co. Ltd.	4,400	29,993
Nissha Co. Ltd.	700	6,616
Nisshin Oillio Group Ltd.	1,100	35,129
Nisshin Seifun Group, Inc.	1,800	20,193
Nisshinbo Holdings, Inc.	3,200	19,358
Nissin Corp.	1,000	28,978
Nissin Foods Holdings Co. Ltd.(2)	900	18,196
Nissui Corp.	8,300	47,390
Niterra Co. Ltd.	4,700	138,685
Nitori Holdings Co. Ltd.	600	61,402
Nittetsu Mining Co. Ltd.(2)	400	15,610
Nitto Denko Corp.	16,100	317,204
Nittoc Construction Co. Ltd.	200	1,371
Noevir Holdings Co. Ltd.	100	2,742
NOF Corp.	1,800	24,340
Nohmi Bosai Ltd.	800	17,164
Nojima Corp.	2,400	39,755
NOK Corp.	1,200	18,290
Nomura Micro Science Co. Ltd.(2)	800	14,568
Noritake Co. Ltd.	200	4,746
Noritsu Koki Co. Ltd.	1,000	30,016
Noritz Corp.	1,900	21,365
North Pacific Bank Ltd.	8,100	28,202
NS Solutions Corp.(2)	2,000	52,293
NS United Kaiun Kaisha Ltd.(2)	400	10,688
NSD Co. Ltd.	1,500	34,091
97

Avantis International Equity Fund
	Shares	Value
NSK Ltd.	4,700	$19,782
NTN Corp.(2)	16,300	25,929
NTT Data Group Corp.	6,600	123,042
Obayashi Corp.	20,100	272,313
Obic Co. Ltd.	500	14,368
Odakyu Electric Railway Co. Ltd.(2)	7,400	73,131
Ogaki Kyoritsu Bank Ltd.	400	5,883
Oiles Corp.	400	6,034
Oisix ra daichi, Inc.(1)	2,300	19,436
Oji Holdings Corp.	23,900	98,740
Okamoto Industries, Inc.	600	20,758
Okamoto Machine Tool Works Ltd.	200	4,966
Okasan Securities Group, Inc.(2)	4,600	19,557
Oki Electric Industry Co. Ltd.	3,900	24,063
Okinawa Cellular Telephone Co.	1,300	35,799
Okinawa Financial Group, Inc.	400	6,683
OKUMA Corp.(2)	1,400	31,354
Okumura Corp.	1,100	31,378
Okura Industrial Co. Ltd.	400	9,468
Okuwa Co. Ltd.	100	504
Olympus Corp.	5,000	68,589
Omron Corp.(2)	700	21,138
Ono Pharmaceutical Co. Ltd.(2)	7,300	78,732
Onward Holdings Co. Ltd.(2)	6,200	22,280
Open House Group Co. Ltd.(2)	600	21,969
Optex Group Co. Ltd.	1,900	21,140
Optim Corp.(1)	200	924
Oracle Corp.	700	66,732
Organo Corp.(2)	800	37,933
Orient Corp.(2)	1,540	8,331
Oriental Land Co. Ltd.	2,500	51,453
Oriental Shiraishi Corp.	9,700	24,252
ORIX Corp., ADR	16,090	328,880
Osaka Gas Co. Ltd.	800	18,425
Osaka Steel Co. Ltd.	900	16,889
OSG Corp.	1,800	20,676
Otsuka Corp.	4,000	87,423
Otsuka Holdings Co. Ltd.	3,100	151,958
Pacific Industrial Co. Ltd.(2)	2,500	23,343
Pack Corp.	100	2,155
PAL GROUP Holdings Co. Ltd.	1,600	32,883
PALTAC Corp.	200	5,231
Pan Pacific International Holdings Corp.	6,500	173,165
Panasonic Holdings Corp.	37,400	462,554
Paramount Bed Holdings Co. Ltd.(2)	1,200	21,061
Park24 Co. Ltd.	4,700	63,684
Pasona Group, Inc.	800	10,812
Pegasus Co. Ltd.	1,200	4,172
Penta-Ocean Construction Co. Ltd.(2)	14,100	61,703
Persol Holdings Co. Ltd.	54,700	85,614
Pigeon Corp.	1,600	16,855
Pilot Corp.	700	19,227
Piolax, Inc.(2)	700	11,158
Pola Orbis Holdings, Inc.	300	2,388
98

Avantis International Equity Fund
	Shares	Value
Pole To Win Holdings, Inc.	100	$285
Premium Group Co. Ltd.	1,800	26,341
Press Kogyo Co. Ltd.	2,300	8,845
Prestige International, Inc.	2,200	10,363
Prima Meat Packers Ltd.	500	7,281
Quick Co. Ltd.	600	7,512
Raccoon Holdings, Inc.	300	1,716
Raito Kogyo Co. Ltd.	1,300	21,925
Raiznext Corp.	700	7,359
Rakus Co. Ltd.	400	5,080
Rakuten Bank Ltd.(1)	2,400	90,452
Rakuten Group, Inc.(1)	20,400	126,248
Rasa Industries Ltd.	500	8,623
Recruit Holdings Co. Ltd.	11,200	667,637
Relo Group, Inc.(2)	3,700	46,659
Renesas Electronics Corp.	5,700	95,170
Rengo Co. Ltd.	7,000	37,284
Resona Holdings, Inc.	36,284	283,896
Resonac Holdings Corp.	5,000	116,990
Resorttrust, Inc.	3,400	70,178
Restar Corp.	500	7,977
Retail Partners Co. Ltd.	500	4,261
Ricoh Co. Ltd.(2)	16,400	178,269
Ricoh Leasing Co. Ltd.	400	13,808
Riken Vitamin Co. Ltd.	500	7,819
Rinnai Corp.(2)	900	20,594
Riso Kyoiku Co. Ltd.(2)	1,600	2,733
Rohm Co. Ltd.(2)	4,000	40,162
Rohto Pharmaceutical Co. Ltd.(2)	1,900	27,529
Round One Corp.	8,500	64,446
Royal Holdings Co. Ltd.	1,200	18,940
Ryobi Ltd.	1,200	17,888
Ryohin Keikaku Co. Ltd.(2)	8,800	231,878
S Foods, Inc.	200	3,163
Saibu Gas Holdings Co. Ltd.(2)	1,500	16,537
Saizeriya Co. Ltd.(2)	700	20,052
Sakai Chemical Industry Co. Ltd.	800	14,574
Sakai Moving Service Co. Ltd.	200	3,148
Sakata INX Corp.	900	10,974
Sakura Internet, Inc.(2)	900	24,371
Sala Corp.	2,000	10,640
San ju San Financial Group, Inc.	1,600	23,844
San-A Co. Ltd.	1,600	32,117
San-Ai Obbli Co. Ltd.	2,000	23,360
Sangetsu Corp.	2,200	42,236
San-In Godo Bank Ltd.	3,800	31,881
Sanken Electric Co. Ltd.(1)	900	35,288
Sanki Engineering Co. Ltd.	1,800	40,119
Sankyo Co. Ltd.	6,500	92,072
Sankyu, Inc.	2,200	86,419
Sanoh Industrial Co. Ltd.	100	426
Sanrio Co. Ltd.	3,300	140,036
Sansan, Inc.(1)	700	9,646
Santen Pharmaceutical Co. Ltd.	8,300	77,262
99

Avantis International Equity Fund
	Shares	Value
Sanwa Holdings Corp.	5,400	$176,403
Sanyo Chemical Industries Ltd.	100	2,655
Sanyo Denki Co. Ltd.	200	11,680
Sanyo Special Steel Co. Ltd.	800	14,675
Sapporo Holdings Ltd.	1,700	89,730
Sato Holdings Corp.	500	6,889
SBI ARUHI Corp.	200	1,118
SBI Holdings, Inc.	6,300	183,668
SBI Sumishin Net Bank Ltd.	1,900	52,729
SBS Holdings, Inc.	1,000	18,862
SCREEN Holdings Co. Ltd.	1,500	108,549
Scroll Corp.	1,200	8,278
SCSK Corp.	3,400	84,961
Secom Co. Ltd.	3,000	103,063
Sega Sammy Holdings, Inc.(2)	3,500	67,679
Seibu Holdings, Inc.(2)	5,500	115,880
Seika Corp.	700	20,969
Seikagaku Corp.	700	3,621
Seikitokyu Kogyo Co. Ltd.(2)	200	2,075
Seiko Epson Corp.	6,500	110,206
Seiko Group Corp.(2)	900	27,881
Seino Holdings Co. Ltd.	2,500	37,695
Seiren Co. Ltd.	1,600	28,390
Sekisui Chemical Co. Ltd.	6,400	109,198
Sekisui House Ltd.	2,500	56,526
Sekisui Jushi Corp.	100	1,243
Senko Group Holdings Co. Ltd.	6,600	63,316
Senshu Electric Co. Ltd.	400	12,788
Senshu Ikeda Holdings, Inc.	7,300	20,056
Seria Co. Ltd.	1,100	18,925
Seven & i Holdings Co. Ltd.(2)	20,600	293,886
Seven Bank Ltd.(2)	24,400	47,238
SG Holdings Co. Ltd.	6,900	70,310
Sharp Corp.(1)	3,900	25,617
Shibaura Machine Co. Ltd.	900	21,464
Shibaura Mechatronics Corp.(2)	600	32,957
Shibuya Corp.	100	2,196
SHIFT, Inc.(1)(2)	1,500	12,644
Shiga Bank Ltd.(2)	600	19,052
Shikoku Bank Ltd.	3,000	23,470
Shikoku Electric Power Co., Inc.	900	6,942
Shikoku Kasei Holdings Corp.	1,600	19,974
Shimadzu Corp.(2)	1,100	29,151
Shimamura Co. Ltd.(2)	800	45,836
Shimano, Inc.	600	81,417
Shimizu Corp.	12,800	118,028
Shin-Etsu Chemical Co. Ltd.	8,800	265,323
Shin-Etsu Polymer Co. Ltd.	200	2,107
Shinko Electric Industries Co. Ltd.(1)	1,900	74,609
Shinmaywa Industries Ltd.	1,900	17,017
Shionogi & Co. Ltd.	9,900	148,309
Ship Healthcare Holdings, Inc.(2)	2,300	29,539
Shiseido Co. Ltd.(2)	2,000	36,352
Shizuoka Financial Group, Inc.	9,200	93,464
100

Avantis International Equity Fund
	Shares	Value
SHO-BOND Holdings Co. Ltd.	500	$15,638
Shoei Co. Ltd.(2)	1,600	19,548
Showa Sangyo Co. Ltd.	1,100	20,623
SIGMAXYZ Holdings, Inc.	1,800	11,543
Siix Corp.	300	2,123
Sinfonia Technology Co. Ltd.	1,600	62,925
Sinko Industries Ltd.	600	4,842
Sintokogio Ltd.	200	1,200
SK-Electronics Co. Ltd.	800	12,138
SKY Perfect JSAT Holdings, Inc.(2)	5,600	39,243
Skylark Holdings Co. Ltd.	2,200	37,071
SMC Corp.(2)	153	55,404
SMS Co. Ltd.	1,300	10,021
Sodick Co. Ltd.	2,100	13,115
SoftBank Corp.	206,000	293,663
SoftBank Group Corp.	10,100	562,651
Sohgo Security Services Co. Ltd.	8,500	60,944
Sojitz Corp.(2)	5,940	130,446
Solasto Corp.	100	314
Sompo Holdings, Inc.	17,400	518,036
Sony Group Corp., ADR(2)	73,617	1,843,370
Sotetsu Holdings, Inc.	4,100	61,298
Sparx Group Co. Ltd.	420	4,374
S-Pool, Inc.	1,600	3,263
Square Enix Holdings Co. Ltd.(2)	1,900	89,826
Stanley Electric Co. Ltd.(2)	1,700	27,555
Star Micronics Co. Ltd.	2,100	27,406
Starts Corp., Inc.	1,000	27,147
Starzen Co. Ltd.(2)	200	3,683
Stella Chemifa Corp.	200	5,545
Strike Co. Ltd.	400	8,092
Subaru Corp.(2)	12,600	233,607
Sugi Holdings Co. Ltd.(2)	3,100	55,610
SUMCO Corp.(2)	8,800	67,339
Sumida Corp.	1,500	9,309
Sumiseki Holdings, Inc.(2)	1,700	8,510
Sumitomo Bakelite Co. Ltd.	1,000	22,483
Sumitomo Chemical Co. Ltd.	65,600	154,232
Sumitomo Corp.	7,300	163,928
Sumitomo Densetsu Co. Ltd.	900	26,853
Sumitomo Electric Industries Ltd.	15,800	278,485
Sumitomo Forestry Co. Ltd.(2)	3,200	97,676
Sumitomo Heavy Industries Ltd.(2)	2,500	50,775
Sumitomo Metal Mining Co. Ltd.(2)	4,100	89,746
Sumitomo Mitsui Financial Group, Inc., ADR(2)	63,174	967,194
Sumitomo Mitsui Trust Group, Inc.	9,400	241,091
Sumitomo Osaka Cement Co. Ltd.	1,900	44,441
Sumitomo Pharma Co. Ltd.(1)	800	3,967
Sumitomo Realty & Development Co. Ltd.	4,200	146,492
Sumitomo Riko Co. Ltd.(2)	3,000	32,610
Sumitomo Rubber Industries Ltd.	7,200	83,625
Sumitomo Seika Chemicals Co. Ltd.(2)	200	6,608
Sumitomo Warehouse Co. Ltd.(2)	1,300	23,802
Sundrug Co. Ltd.(2)	1,900	52,131
101

Avantis International Equity Fund
	Shares	Value
Suntory Beverage & Food Ltd.	2,000	$64,110
Suruga Bank Ltd.(2)	2,600	23,009
Suzuki Motor Corp.(2)	19,600	240,023
SWCC Corp.	1,100	44,802
Sysmex Corp.	3,600	65,475
Systena Corp.	12,000	27,286
Syuppin Co. Ltd.	600	3,931
T Hasegawa Co. Ltd.	200	3,742
T&D Holdings, Inc.	8,300	174,647
Tachibana Eletech Co. Ltd.	1,400	23,177
Tachi-S Co. Ltd.	1,000	11,774
Tadano Ltd.	2,200	15,787
Taihei Dengyo Kaisha Ltd.	500	15,759
Taiheiyo Cement Corp.	4,300	112,315
Taisei Corp.(2)	4,000	180,791
Taiyo Holdings Co. Ltd.	1,800	47,353
Taiyo Yuden Co. Ltd.	1,800	30,100
Takamatsu Construction Group Co. Ltd.	100	1,791
Takara Bio, Inc.	1,000	5,630
Takara Holdings, Inc.	4,600	35,785
Takara Standard Co. Ltd.	1,200	13,506
Takasago International Corp.	400	18,045
Takasago Thermal Engineering Co. Ltd.(2)	1,500	52,377
Takashimaya Co. Ltd.(2)	8,400	69,211
Takeda Pharmaceutical Co. Ltd., ADR	11,069	159,504
Takuma Co. Ltd.	500	5,867
Tamron Co. Ltd.(2)	1,600	39,616
Tanseisha Co. Ltd.	800	4,685
TBS Holdings, Inc.	600	16,470
TDK Corp.	31,500	337,096
TechMatrix Corp.	2,200	31,967
TechnoPro Holdings, Inc.	1,500	29,717
Teijin Ltd.	8,200	72,176
Teikoku Electric Manufacturing Co. Ltd.	400	8,170
Teikoku Sen-I Co. Ltd.	200	3,235
Terumo Corp.(2)	3,800	67,852
THK Co. Ltd.	2,000	51,049
TIS, Inc.	2,400	66,767
TKC Corp.(2)	600	15,190
Toa Corp.	1,200	10,779
Toagosei Co. Ltd.	1,300	12,029
Tobu Railway Co. Ltd.	4,000	69,169
Tocalo Co. Ltd.	1,600	18,742
Toho Bank Ltd.	3,300	6,909
Toho Co. Ltd.(2)	700	33,084
Toho Gas Co. Ltd.	1,700	46,459
Tohoku Electric Power Co., Inc.	7,900	56,538
Tokai Carbon Co. Ltd.(2)	10,400	63,628
Tokai Corp.	200	2,697
TOKAI Holdings Corp.(2)	6,100	37,963
Tokai Rika Co. Ltd.	1,800	26,707
Tokai Tokyo Financial Holdings, Inc.	4,500	15,227
Token Corp.(2)	100	8,409
Tokio Marine Holdings, Inc.	25,100	893,842
102

Avantis International Equity Fund
	Shares	Value
Tokushu Tokai Paper Co. Ltd.	100	$2,454
Tokuyama Corp.	2,300	41,258
Tokyo Century Corp.(2)	4,400	43,435
Tokyo Electric Power Co. Holdings, Inc.(1)	30,700	78,784
Tokyo Electron Ltd.	2,300	343,933
Tokyo Gas Co. Ltd.	5,400	170,180
Tokyo Kiraboshi Financial Group, Inc.	1,100	36,598
Tokyo Ohka Kogyo Co. Ltd.	1,500	36,116
Tokyo Steel Manufacturing Co. Ltd.	1,600	17,146
Tokyo Tatemono Co. Ltd.	3,200	51,099
Tokyo Tekko Co. Ltd.(2)	800	31,418
Tokyotokeiba Co. Ltd.	700	20,639
Tokyu Construction Co. Ltd.	2,800	14,568
Tokyu Corp.(2)	11,300	130,498
Tokyu Fudosan Holdings Corp.	6,200	40,481
TOMONY Holdings, Inc.	5,200	17,493
Tomy Co. Ltd.(2)	2,800	67,984
TOPPAN Holdings, Inc.	4,500	133,251
Topre Corp.	1,100	13,472
Topy Industries Ltd.(2)	1,300	18,235
Toray Industries, Inc.	30,200	201,242
Toridoll Holdings Corp.(2)	1,300	33,480
Torii Pharmaceutical Co. Ltd.	100	2,787
Toshiba TEC Corp.	1,600	32,154
Tosoh Corp.(2)	8,800	120,253
Totech Corp.	1,800	29,070
Totetsu Kogyo Co. Ltd.	300	6,130
TOTO Ltd.	1,100	28,769
Towa Bank Ltd.	200	865
Towa Corp.(2)	1,500	15,527
Towa Pharmaceutical Co. Ltd.	600	11,184
Toyo Engineering Corp.	1,000	4,643
Toyo Gosei Co. Ltd.	100	3,619
Toyo Seikan Group Holdings Ltd.	3,300	51,844
Toyo Suisan Kaisha Ltd.	1,500	89,239
Toyo Tire Corp.	5,300	89,094
Toyobo Co. Ltd.	3,000	19,392
Toyoda Gosei Co. Ltd.	2,300	40,740
Toyota Boshoku Corp.	4,300	57,735
Toyota Industries Corp.	1,500	130,356
Toyota Motor Corp., ADR(2)	9,586	1,739,667
Toyota Tsusho Corp.	9,600	161,023
TPR Co. Ltd.	1,800	27,731
Transcosmos, Inc.	1,000	21,025
TRE Holdings Corp.	2,768	30,174
Trend Micro, Inc.	3,000	220,725
Trusco Nakayama Corp.	2,300	30,358
TS Tech Co. Ltd.	3,300	37,919
Tsubakimoto Chain Co.	3,600	45,936
Tsuburaya Fields Holdings, Inc.(2)	1,200	12,192
Tsugami Corp.	1,800	21,326
Tsukishima Holdings Co. Ltd.	500	5,272
Tsumura & Co.(2)	600	17,227
Tsuruha Holdings, Inc.	1,000	61,019
103

Avantis International Equity Fund
	Shares	Value
TV Asahi Holdings Corp.	400	$6,764
UACJ Corp.	2,100	73,019
UBE Corp.(2)	2,900	43,106
Uchida Yoko Co. Ltd.	200	9,203
U-Next Holdings Co. Ltd.(2)	1,500	17,902
Unicharm Corp.	6,900	51,819
Unipres Corp.	1,100	7,709
United Arrows Ltd.	1,200	17,175
United Super Markets Holdings, Inc.	900	4,664
Universal Entertainment Corp.(2)	100	697
Ushio, Inc.	1,200	16,961
USS Co. Ltd.	9,000	82,327
UT Group Co. Ltd.	200	2,990
Valor Holdings Co. Ltd.	1,200	18,088
ValueCommerce Co. Ltd.	200	1,103
Vector, Inc.	600	3,701
Visional, Inc.(1)	300	14,276
Vital KSK Holdings, Inc.	400	3,131
VT Holdings Co. Ltd.	6,300	21,557
Wacom Co. Ltd.	8,900	37,055
Wakita & Co. Ltd.(2)	600	6,755
Warabeya Nichiyo Holdings Co. Ltd.(2)	1,200	16,408
Welcia Holdings Co. Ltd.(2)	3,300	48,631
West Holdings Corp.(2)	300	3,162
West Japan Railway Co.	11,100	219,953
Xebio Holdings Co. Ltd.	800	6,512
Yahagi Construction Co. Ltd.	400	3,359
Yakult Honsha Co. Ltd.(2)	1,400	28,171
YAKUODO Holdings Co. Ltd.	200	2,443
YAMABIKO Corp.	1,700	28,280
Yamada Holdings Co. Ltd.	19,200	55,022
Yamae Group Holdings Co. Ltd.	1,200	18,329
Yamaguchi Financial Group, Inc.	6,600	72,692
Yamaha Corp.(2)	1,500	11,084
Yamaha Motor Co. Ltd.	26,700	219,987
Yamaichi Electronics Co. Ltd.	1,000	13,979
YA-MAN Ltd.(2)	600	3,072
Yamanashi Chuo Bank Ltd.	1,000	13,758
Yamato Holdings Co. Ltd.(2)	4,500	57,296
Yamato Kogyo Co. Ltd.	200	10,491
Yamazaki Baking Co. Ltd.(2)	3,000	54,006
Yamazen Corp.	1,900	16,726
Yaoko Co. Ltd.(2)	500	30,680
Yaskawa Electric Corp.(2)	1,200	32,496
Yellow Hat Ltd.(2)	1,700	31,875
Yodogawa Steel Works Ltd.	200	7,928
Yokogawa Bridge Holdings Corp.	1,300	22,325
Yokogawa Electric Corp.	3,600	69,020
Yokohama Rubber Co. Ltd.(2)	2,700	60,279
Yokorei Co. Ltd.	700	3,973
Yoshinoya Holdings Co. Ltd.(2)	1,600	30,773
Yotai Refractories Co. Ltd.	200	2,270
Yuasa Trading Co. Ltd.	200	6,031
Yurtec Corp.	2,400	25,408
104

Avantis International Equity Fund
	Shares	Value
Zacros Corp.	800	$22,048
Zenkoku Hosho Co. Ltd.(2)	1,400	52,391
Zenrin Co. Ltd.	600	3,943
Zensho Holdings Co. Ltd.(2)	2,700	136,691
Zeon Corp.	2,700	26,617
ZERIA Pharmaceutical Co. Ltd.	700	9,867
ZOZO, Inc.(2)	1,400	43,787
Zuken, Inc.	800	24,547
		63,127,995
Netherlands — 3.7%
Aalberts NV	2,661	89,550
ABN AMRO Bank NV, CVA	13,547	256,877
Acomo NV	1,083	21,517
Adyen NV(1)	376	686,352
Aegon Ltd.	30,488	191,465
AerCap Holdings NV	5,506	567,669
Akzo Nobel NV(2)	3,527	217,907
AMG Critical Materials NV(2)	1,241	21,362
Arcadis NV	1,373	68,128
ASM International NV	671	365,197
ASML Holding NV, NY Shares	1,789	1,268,544
ASR Nederland NV	6,067	321,928
B&S Group SARL	176	764
Basic-Fit NV(1)(2)	2,449	58,506
BE Semiconductor Industries NV	1,802	203,197
Brunel International NV(2)	841	9,057
Coca-Cola Europacific Partners PLC	3,898	336,241
Corbion NV	2,955	64,540
CVC Capital Partners PLC(1)	4,590	105,651
DSM-Firmenich AG	2,295	245,937
Flow Traders Ltd.	1,075	28,390
ForFarmers NV(2)	632	2,703
Fugro NV	4,982	77,449
Havas NV(1)	15,829	22,824
Heineken Holding NV	291	21,365
Heineken NV	2,960	250,036
IMCD NV	405	60,104
ING Groep NV, ADR	40,498	718,030
InPost SA(1)	8,780	151,920
JDE Peet's NV	810	15,139
Just Eat Takeaway.com NV(1)	5,993	120,983
Kendrion NV(2)	47	493
Koninklijke Ahold Delhaize NV	22,490	792,939
Koninklijke BAM Groep NV	12,376	66,363
Koninklijke KPN NV	111,697	426,411
Koninklijke Philips NV, NY Shares(2)	17,451	454,250
Koninklijke Vopak NV	3,006	127,005
Nedap NV(2)	19	1,174
NN Group NV(2)	9,515	482,455
OCI NV	4,456	51,595
PostNL NV(2)	18,688	19,630
ProQR Therapeutics NV(1)	5,618	13,090
Prosus NV(1)(2)	13,408	590,436
Randstad NV	3,967	160,195
105

Avantis International Equity Fund
	Shares	Value
SBM Offshore NV	1,193	$25,111
SIF Holding NV(1)(2)	290	3,497
Signify NV	2,464	52,470
Sligro Food Group NV	705	7,824
TKH Group NV, CVA(2)	1,687	65,092
Universal Music Group NV	11,924	331,772
Van Lanschot Kempen NV	419	20,060
Wolters Kluwer NV	3,333	512,574
		10,773,768
New Zealand — 0.2%
Air New Zealand Ltd.	55,807	19,510
Auckland International Airport Ltd.	13,195	60,382
Chorus Ltd.	10,602	49,631
Contact Energy Ltd.	13,864	71,899
EBOS Group Ltd.	1,070	23,662
Fisher & Paykel Healthcare Corp. Ltd.	4,130	78,965
Fletcher Building Ltd.(1)	33,379	63,728
Genesis Energy Ltd.	11,169	13,793
Hallenstein Glasson Holdings Ltd.	237	1,059
Infratil Ltd.	5,254	32,067
KMD Brands Ltd.(1)(2)	10,227	2,181
Mercury NZ Ltd.	10,385	34,541
Meridian Energy Ltd.	9,017	29,722
NZX Ltd.(2)	2,074	1,864
Oceania Healthcare Ltd.(1)	10,328	3,873
Ryman Healthcare Ltd.(1)(2)	29,954	51,783
Sanford Ltd.	585	1,471
Scales Corp. Ltd.	162	381
SKYCITY Entertainment Group Ltd.(2)	17,623	13,046
Spark New Zealand Ltd.	20,124	25,607
Summerset Group Holdings Ltd.(2)	6,648	45,939
		625,104
Norway — 0.7%
2020 Bulkers Ltd.	909	11,085
Aker BP ASA	2,681	55,602
Aker Solutions ASA	3,184	9,171
Austevoll Seafood ASA	3,307	31,494
Bakkafrost P	196	9,854
Bluenord ASA(1)	674	39,907
Bonheur ASA	230	4,833
Borregaard ASA	682	11,276
Bouvet ASA	260	1,644
BW LPG Ltd.	2,550	29,743
BW Offshore Ltd.	5,561	14,874
DNB Bank ASA	8,813	203,350
DNO ASA	23,076	25,459
DOF Group ASA(1)	5,677	44,858
Elmera Group ASA	637	1,824
Entra ASA(1)	613	6,165
Equinor ASA, ADR	7,814	182,769
Europris ASA	2,542	18,334
FLEX LNG Ltd.	624	13,718
Frontline PLC(2)	2,509	40,269
Gjensidige Forsikring ASA	1,821	37,320
106

Avantis International Equity Fund
	Shares	Value
Golden Ocean Group Ltd.	2,772	$27,360
Golden Ocean Group Ltd. (NASDAQ)	2,193	21,272
Grieg Seafood ASA	3,615	15,256
Hoegh Autoliners ASA	2,816	19,152
Kid ASA	1,217	15,649
Kitron ASA	5,012	17,790
Kongsberg Automotive ASA(1)	17,100	2,176
Kongsberg Gruppen ASA	836	101,703
Leroy Seafood Group ASA	2,204	10,398
Mowi ASA	3,327	61,972
MPC Container Ships ASA	19,654	31,396
Nordic Semiconductor ASA(1)	1,777	21,897
Norsk Hydro ASA	18,578	109,744
Norske Skog ASA(1)	1,236	2,954
Norwegian Air Shuttle ASA	29,749	30,380
Odfjell Drilling Ltd.	3,213	17,431
Orkla ASA	3,095	29,922
Panoro Energy ASA(1)	3,234	7,882
Petronor E&P ASA(1)	206	190
Protector Forsikring ASA	851	24,006
Salmar ASA	304	15,065
Scatec ASA(1)	7,543	54,152
Schibsted ASA, B Shares	1,800	48,392
Schibsted ASA, Class A	1,112	31,047
SpareBank 1 Nord Norge	4,348	51,274
Sparebank 1 Oestlandet	512	7,466
SpareBank 1 SMN	2,537	41,318
SpareBank 1 Sor-Norge ASA	2,340	33,048
Sparebanken More	150	1,302
Sparebanken Vest	955	12,068
Stolt-Nielsen Ltd.	590	13,896
Storebrand ASA	9,920	108,304
Subsea 7 SA	4,737	73,104
Telenor ASA	4,840	62,633
TGS ASA	3,776	36,457
TOMRA Systems ASA	2,574	38,550
Veidekke ASA	669	8,609
Wallenius Wilhelmsen ASA	2,050	15,679
Wilh Wilhelmsen Holding ASA, Class A	553	19,994
Yara International ASA	2,125	60,427
		2,094,864
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	177,737	99,084
Corticeira Amorim SGPS SA(2)	399	3,385
CTT-Correios de Portugal SA	3,038	21,967
EDP Renovaveis SA(2)	799	7,095
EDP SA	19,946	64,263
Galp Energia SGPS SA	8,760	144,456
Jeronimo Martins SGPS SA	2,058	44,294
Navigator Co. SA	2,179	7,358
NOS SGPS SA	4,490	19,896
REN - Redes Energeticas Nacionais SGPS SA	21,215	53,839
Sonae SGPS SA	23,224	24,407
		490,044
107

Avantis International Equity Fund
	Shares	Value
Singapore — 1.5%
Bumitama Agri Ltd.	8,900	$5,400
Capitaland India Trust	38,605	27,435
CapitaLand Investment Ltd.(2)	38,800	73,771
City Developments Ltd.	12,800	48,493
ComfortDelGro Corp. Ltd.	73,100	75,359
DBS Group Holdings Ltd.	22,167	757,058
Far East Orchard Ltd.	3,900	3,001
First Resources Ltd.	18,900	20,452
Food Empire Holdings Ltd.	19,900	16,789
Frencken Group Ltd.(2)	24,500	19,025
Geo Energy Resources Ltd.(2)	28,300	5,476
Golden Agri-Resources Ltd.	230,700	42,671
Grab Holdings Ltd., Class A(1)	13,138	63,719
Hafnia Ltd.	7,046	30,217
Haw Par Corp. Ltd.	2,700	25,452
Hong Fok Corp. Ltd.	15,800	9,911
Hour Glass Ltd.	8,700	10,366
Hutchison Port Holdings Trust, U Shares	134,300	22,157
iFAST Corp. Ltd.	2,000	12,748
Jardine Cycle & Carriage Ltd.	2,500	49,386
Keppel Infrastructure Trust	46,100	15,032
Keppel Ltd.(2)	16,700	85,002
Mandarin Oriental International Ltd.(2)	3,400	6,092
Netlink NBN Trust	19,400	12,292
Olam Group Ltd.	24,600	18,232
Oversea-Chinese Banking Corp. Ltd.	36,824	470,189
QAF Ltd.	5,200	3,252
Raffles Medical Group Ltd.	19,100	13,078
Riverstone Holdings Ltd.	13,900	10,386
Samudera Shipping Line Ltd.	19,300	12,432
SATS Ltd.	23,109	52,073
Sea Ltd., ADR(1)	3,072	390,973
Seatrium Ltd.(1)	39,219	61,538
Sembcorp Industries Ltd.	17,500	79,138
Sheng Siong Group Ltd.	14,600	17,734
Singapore Airlines Ltd.(2)	27,800	140,118
Singapore Exchange Ltd.	21,300	212,584
Singapore Technologies Engineering Ltd.	29,500	118,209
Singapore Telecommunications Ltd.	53,600	135,200
StarHub Ltd.	4,500	4,002
Straits Trading Co. Ltd.	6,700	7,202
UMS Integration Ltd.(2)	13,400	10,153
United Overseas Bank Ltd.	30,900	875,355
UOL Group Ltd.	11,000	44,032
Venture Corp. Ltd.	7,000	65,346
Wilmar International Ltd.	37,100	88,350
Wing Tai Holdings Ltd.	4,300	3,757
Yangzijiang Financial Holding Ltd.	115,700	50,977
Yangzijiang Shipbuilding Holdings Ltd.	111,100	196,155
Yanlord Land Group Ltd.(1)	14,700	5,950
		4,523,719
South Africa — 0.0%
Anglogold Ashanti PLC (New York)	3,139	92,506
108

Avantis International Equity Fund
	Shares	Value
Spain — 2.5%
Acciona SA	1,989	$242,533
Acerinox SA	8,308	97,252
ACS Actividades de Construccion y Servicios SA	1,613	86,144
Aena SME SA	1,879	415,976
Almirall SA(2)	2,123	22,257
Amadeus IT Group SA	2,870	216,728
Atresmedia Corp. de Medios de Comunicacion SA	1,279	6,564
Banco Bilbao Vizcaya Argentaria SA, ADR	76,539	1,012,611
Banco de Sabadell SA	119,744	328,503
Banco Santander SA, ADR	143,095	912,946
Bankinter SA(2)	34,861	336,287
CaixaBank SA	35,862	247,495
Cellnex Telecom SA	4,384	156,175
CIE Automotive SA(2)	454	10,650
Construcciones y Auxiliar de Ferrocarriles SA	863	34,013
Corp. ACCIONA Energias Renovables SA(2)	664	12,465
Ebro Foods SA(2)	526	8,941
Enagas SA	10,573	137,229
Endesa SA	12,324	273,512
Ercros SA	5,101	14,945
Faes Farma SA	4,776	16,478
Ferrovial SE	1,815	80,649
Fluidra SA	998	23,005
Gestamp Automocion SA(2)	6,053	16,647
Global Dominion Access SA(2)	1,242	3,502
Grupo Catalana Occidente SA	464	19,143
Iberdrola SA	51,188	739,132
Indra Sistemas SA	1	22
Industria de Diseno Textil SA	11,206	602,178
Laboratorios Farmaceuticos Rovi SA	411	22,592
Logista Integral SA(2)	613	17,580
Mapfre SA(2)	21,179	59,213
Miquel y Costas & Miquel SA	78	1,045
Naturgy Energy Group SA	2,310	59,902
Neinor Homes SA(1)(2)	1,125	17,714
Obrascon Huarte Lain SA(1)(2)	31,673	15,955
Prosegur Cash SA	3,818	2,534
Redeia Corp. SA	2,852	51,046
Repsol SA	38,628	492,010
Sacyr SA	19,817	69,147
Talgo SA(1)(2)	333	1,252
Tecnicas Reunidas SA(1)	2,255	36,408
Telefonica SA, ADR(2)	72,637	319,603
Tubacex SA(2)	5,431	21,681
Unicaja Banco SA	20,803	36,120
Vidrala SA(2)	398	40,993
Viscofan SA(2)	1,667	104,924
		7,443,701
Sweden — 3.6%
AAK AB	4,570	127,757
AddLife AB, B Shares	743	11,312
Addnode Group AB	2,443	24,062
AddTech AB, B Shares	3,535	106,539
109

Avantis International Equity Fund
	Shares	Value
Alfa Laval AB	4,790	$207,012
Alimak Group AB	1,837	24,843
Alleima AB	8,508	75,012
Ambea AB	451	4,646
Annehem Fastigheter AB, B Shares(1)	226	356
AQ Group AB	3,065	47,508
Arise AB	907	3,319
Arjo AB, B Shares	10,674	38,898
Asmodee Group AB, Class B(1)	5,426	50,117
Assa Abloy AB, Class B	4,174	128,065
Atlas Copco AB, A Shares	18,714	319,539
Atlas Copco AB, B Shares	10,874	162,432
Atrium Ljungberg AB, B Shares	902	15,090
Avanza Bank Holding AB(2)	3,707	111,542
Axfood AB(2)	2,565	54,358
Beijer Ref AB	4,819	71,974
Better Collective AS(1)	847	8,681
Bilia AB, A Shares	2,990	38,052
Billerud Aktiebolag	6,836	76,074
BioArctic AB(1)	99	2,245
BioGaia AB, B Shares	2,701	31,191
Boliden AB	6,888	241,598
Bonava AB, B Shares(1)	11,151	10,519
Boozt AB(1)(2)	1,103	12,477
Bravida Holding AB	1,751	14,921
Bufab AB	1,081	45,445
Bure Equity AB	2,072	68,726
Byggmax Group AB	5,694	26,320
Camurus AB(1)	400	24,809
Castellum AB(1)	7,340	81,742
Catena AB	954	39,464
Cibus Nordic Real Estate AB publ(2)	949	14,333
Cint Group AB(1)(2)	1,828	1,152
Clas Ohlson AB, B Shares	2,772	62,340
Cloetta AB, B Shares	5,697	14,660
Coor Service Management Holding AB	784	2,465
Corem Property Group AB, B Shares(2)	28,690	13,925
CTT Systems AB(2)	656	14,098
Dios Fastigheter AB(1)	2,413	16,068
Dynavox Group AB(1)	5,026	29,737
Electrolux AB, B Shares(1)	9,317	79,707
Elekta AB, B Shares	6,921	38,035
Embracer Group AB(1)	5,426	60,794
Eolus Vind AB, B Shares	472	2,486
Epiroc AB, A Shares	14,560	284,156
Epiroc AB, B Shares	8,615	147,491
EQT AB	2,739	85,292
Essity AB, B Shares	12,227	336,469
Evolution AB	379	28,972
Fabege AB	6,109	48,735
Fastighets AB Balder, B Shares(1)	9,936	70,470
Fastighetsbolaget Emilshus AB, Class B(1)	11	53
Fortnox AB	8,409	54,091
G5 Entertainment AB	124	1,640
110

Avantis International Equity Fund
	Shares	Value
GARO AB(1)(2)	383	$809
Getinge AB, B Shares	1,811	35,802
Granges AB	4,140	52,714
H & M Hennes & Mauritz AB, B Shares(2)	10,172	136,394
Hemnet Group AB	1,775	66,401
Hexagon AB, B Shares	10,709	123,494
Hexatronic Group AB(1)(2)	8,370	24,191
Hexpol AB	5,532	54,028
Hoist Finance AB(1)	1,730	12,168
Holmen AB, B Shares	924	36,366
Hufvudstaden AB, A Shares(2)	1,835	20,730
Husqvarna AB, B Shares	9,019	46,341
Industrivarden AB, A Shares	2,398	90,697
Indutrade AB	5,653	161,175
Instalco AB(2)	4,268	13,290
Intrum AB(1)(2)	284	781
Investment AB Latour, B Shares	700	19,001
Inwido AB	1,443	27,287
JM AB(2)	3,324	46,593
Kopparbergs Bryggeri AB, B Shares	454	4,845
Lifco AB, B Shares	2,394	82,017
Lime Technologies AB	93	3,271
Loomis AB	3,393	130,905
Maha Energy AB(1)	2,600	1,272
Medcap AB(1)	410	14,790
MEKO AB	2,220	24,995
Modern Times Group MTG AB, B Shares(1)	3,856	43,542
Mycronic AB	2,364	100,064
NCAB Group AB	4,736	21,238
NCC AB, B Shares	3,441	62,442
Neobo Fastigheter AB(1)	1,126	1,760
Net Insight AB, B Shares(1)	1	—
New Wave Group AB, B Shares(2)	4,454	45,506
Nibe Industrier AB, B Shares(2)	9,878	36,988
Nobia AB(1)	4,660	1,706
Nolato AB, B Shares	2,030	11,506
Nordic Waterproofing Holding AB	311	5,323
Nordnet AB publ	5,039	114,388
NP3 Fastigheter AB	980	23,853
Nyfosa AB(1)	5,292	48,895
Orron Energy AB(1)(2)	793	443
Pandox AB(2)	2,996	55,829
Paradox Interactive AB	2,170	42,069
Peab AB, Class B	8,706	65,476
Platzer Fastigheter Holding AB, B Shares	531	4,157
Proact IT Group AB	345	3,849
RaySearch Laboratories AB	1,934	44,941
Rusta AB	3,135	23,305
Rvrc Holding AB	3,460	14,089
Saab AB, Class B	5,514	164,689
Sagax AB, B Shares	507	10,521
Samhallsbyggnadsbolaget i Norden AB(2)	11,270	4,293
Sandvik AB	15,934	346,503
Scandi Standard AB	2,398	18,899
111

Avantis International Equity Fund
	Shares	Value
Scandic Hotels Group AB	3,942	$31,245
Sectra AB, B Shares(1)	2,920	64,279
Securitas AB, B Shares	6,121	88,491
Sinch AB(1)	21,789	48,159
Skandinaviska Enskilda Banken AB, A Shares	17,240	277,053
Skanska AB, B Shares	5,643	133,891
SKF AB, B Shares	9,338	201,778
SkiStar AB(2)	1,531	24,075
Solid Forsakring AB	189	1,480
Spotify Technology SA(1)	1,047	636,586
SSAB AB, A Shares	6,025	36,423
SSAB AB, B Shares(2)	22,674	136,548
Storytel AB(1)	3,439	29,925
Svenska Cellulosa AB SCA, B Shares	5,491	75,150
Svenska Handelsbanken AB, A Shares	18,830	236,532
Sweco AB, B Shares	2,763	47,500
Swedbank AB, A Shares	14,212	341,891
Swedish Orphan Biovitrum AB(1)	1,162	34,166
Tele2 AB, B Shares	8,339	98,886
Telefonaktiebolaget LM Ericsson, ADR	43,604	359,297
Telia Co. AB	69,287	224,975
TF Bank AB(1)	201	6,982
Thule Group AB	1,669	53,782
Trelleborg AB, B Shares	2,260	88,062
Troax Group AB	1,300	23,420
Truecaller AB, B Shares	11,972	90,987
VBG Group AB, B Shares	560	16,160
Viaplay Group AB, B Shares(1)(2)	422	33
Vitec Software Group AB, B Shares	386	21,634
Vitrolife AB	318	5,854
Volvo AB, A Shares(2)	2,916	90,316
Volvo AB, B Shares	23,132	718,022
Volvo Car AB, Class B(1)	13,446	28,408
Wallenstam AB, B Shares(2)	9,251	41,090
Wihlborgs Fastigheter AB	4,412	42,746
		10,616,271
Switzerland — 7.7%
ABB Ltd.	15,086	813,193
Accelleron Industries AG	5,108	243,227
Adecco Group AG	733	19,949
Alcon AG	4,874	454,743
Allreal Holding AG	509	97,159
ALSO Holding AG	342	105,940
ams-OSRAM AG(1)	1,804	19,336
Arbonia AG(1)	3,283	45,913
Aryzta AG(1)	31,109	64,374
Ascom Holding AG	1,979	8,361
Autoneum Holding AG	218	31,700
Avolta AG(1)	2,115	96,098
Baloise Holding AG	1,144	221,118
Banque Cantonale Vaudoise(2)	839	89,368
Barry Callebaut AG	42	50,748
Basilea Pharmaceutica Ag Allschwil(1)	121	6,329
Belimo Holding AG	307	207,895
112

Avantis International Equity Fund
	Shares	Value
Bell Food Group AG	60	$16,652
Bellevue Group AG(2)	89	1,357
BKW AG	289	50,898
Bossard Holding AG, Class A	258	57,571
Bucher Industries AG	259	110,615
Burckhardt Compression Holding AG	116	80,948
Burkhalter Holding AG	209	23,488
Bystronic AG(2)	14	4,713
Cembra Money Bank AG	1,245	133,635
Chocoladefabriken Lindt & Spruengli AG	2	244,369
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	17	215,139
Cie Financiere Richemont SA, Class A	3,433	703,466
Clariant AG(1)	8,836	98,198
Coltene Holding AG(1)	73	4,341
COSMO Pharmaceuticals NV	51	3,720
Daetwyler Holding AG, Bearer Shares(2)	197	27,335
DKSH Holding AG	1,332	105,564
dormakaba Holding AG	210	152,438
EFG International AG(1)	3,743	58,282
Emmi AG	74	67,650
EMS-Chemie Holding AG	218	152,859
Flughafen Zurich AG	726	178,638
Forbo Holding AG	30	30,911
Fundamenta Real Estate AG(1)	318	5,957
Galderma Group AG(1)	790	96,352
Geberit AG	724	425,736
Georg Fischer AG(2)	1,940	150,368
Givaudan SA	65	292,929
Gurit Holding AG, Bearer Shares(2)	60	1,078
Helvetia Holding AG	1,176	220,943
Holcim AG(1)	9,234	1,012,240
Huber & Suhner AG	786	68,119
Idorsia Ltd.(1)(2)	580	880
Implenia AG	770	31,226
Ina Invest AG(1)	20	474
Inficon Holding AG	78	100,608
Intershop Holding AG	130	19,897
Julius Baer Group Ltd.(2)	5,302	357,803
Kardex Holding AG	273	79,192
Komax Holding AG(2)	62	8,573
Kuehne & Nagel International AG	1,048	241,773
LEM Holding SA(2)	23	21,502
Leonteq AG(2)	434	8,693
Liechtensteinische Landesbank AG	79	6,852
Logitech International SA	4,617	457,502
Lonza Group AG	617	391,762
Metall Zug AG, B Shares(2)	4	4,675
Mobilezone Holding AG(2)	1,771	24,096
Mobimo Holding AG	231	78,784
Montana Aerospace AG(1)	1,067	20,696
Nestle SA	11,967	1,155,217
Novartis AG, ADR(2)	8,139	887,558
Orior AG(2)	391	12,926
Partners Group Holding AG	381	564,170
113

Avantis International Equity Fund
	Shares	Value
Peach Property Group AG(1)(2)	336	$2,943
PSP Swiss Property AG	1,240	182,708
R&S Group Holding AG(1)	995	18,326
Rieter Holding AG	140	13,597
Roche Holding AG	7,439	2,477,410
Roche Holding AG, Bearer Shares	328	115,106
Sandoz Group AG	1,879	82,495
Schindler Holding AG	438	129,108
Schindler Holding AG, Bearer Participation Certificate	761	233,638
Schweiter Technologies AG	24	11,880
Schweizerische Nationalbank(1)	2	7,909
Sensirion Holding AG(1)(2)	236	15,965
SFS Group AG	653	84,919
SGS SA	3,923	403,307
Siegfried Holding AG	138	147,764
SIG Group AG(1)(2)	1,594	31,677
Sika AG	1,437	366,375
SKAN Group AG	202	16,374
Sonova Holding AG	196	63,081
St. Galler Kantonalbank AG	94	49,399
Stadler Rail AG(2)	2,593	58,973
Straumann Holding AG	1,262	171,849
Sulzer AG	676	117,727
Swatch Group AG	1,119	42,633
Swatch Group AG, Bearer Shares	653	127,165
Swiss Life Holding AG	936	818,688
Swiss Prime Site AG	2,233	257,501
Swiss Re AG	5,456	877,050
Swisscom AG	695	396,213
Swissquote Group Holding SA	446	182,786
Temenos AG	1,560	128,480
TX Group AG	184	42,596
UBS Group AG(2)	36,803	1,261,975
Valiant Holding AG	582	74,644
VAT Group AG	345	130,578
Vetropack Holding AG	591	18,259
Vontobel Holding AG	1,188	87,468
VP Bank AG, Class A	24	2,136
VZ Holding AG	197	33,253
V-ZUG Holding AG(1)	38	2,085
Ypsomed Holding AG	108	42,208
Zehnder Group AG	571	34,282
Zurich Insurance Group AG	2,446	1,616,045
		22,825,394
United Kingdom — 13.1%
3i Group PLC	13,826	692,003
4imprint Group PLC	987	65,224
abrdn PLC	52,440	104,927
Admiral Group PLC	8,540	309,635
AG Barr PLC	685	5,231
Airtel Africa PLC	28,409	51,205
AJ Bell PLC	18,165	97,269
Alliance Pharma PLC(1)(2)	10,362	8,135
Alpha Group International PLC	573	19,710
114

Avantis International Equity Fund
	Shares	Value
Anglo American PLC	21,087	$621,520
Antofagasta PLC	5,887	129,753
Ashmore Group PLC	8,522	15,942
Ashtead Group PLC	9,701	591,170
ASOS PLC(1)(2)	2,037	8,595
Associated British Foods PLC	4,819	115,283
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	4,164
AstraZeneca PLC, ADR	16,611	1,265,924
Atalaya Mining Copper SA(2)	1,621	7,436
Auto Trader Group PLC	23,586	231,509
Avation PLC	285	546
Aviva PLC	16,171	111,264
B&M European Value Retail SA	27,589	96,864
Babcock International Group PLC	4,076	34,459
BAE Systems PLC	17,138	306,454
Barclays PLC, ADR(2)	65,615	1,039,342
Barratt Redrow PLC	25,181	136,204
Beazley PLC	26,572	295,058
Bellway PLC	3,256	96,696
Berkeley Group Holdings PLC	1,642	74,718
Bloomsbury Publishing PLC	3,095	23,907
Bodycote PLC	4,049	32,924
boohoo Group PLC(1)(2)	39,860	13,601
BP PLC, ADR	33,815	1,119,953
Breedon Group PLC	3,554	19,820
BT Group PLC(2)	221,310	446,241
Bunzl PLC	1,783	75,859
Burberry Group PLC	12,124	166,776
Burford Capital Ltd. (London)	4,035	62,775
Bytes Technology Group PLC	9,339	49,519
Canal & SA(1)	15,829	34,646
Capricorn Energy PLC	3,073	10,160
Card Factory PLC	11,519	13,196
Carnival PLC, ADR(1)	4,834	104,511
Central Asia Metals PLC	6,765	13,091
Centrica PLC	146,688	276,828
Cerillion PLC(2)	701	13,837
Chesnara PLC	3,157	10,340
Clarkson PLC	707	39,440
Close Brothers Group PLC(1)	5,419	22,688
CMC Markets PLC	4,009	10,445
Coats Group PLC	67,782	74,750
Coca-Cola HBC AG(1)	3,076	130,348
Compass Group PLC	26,385	923,632
Computacenter PLC	3,082	83,431
Conduit Holdings Ltd.	5,628	28,051
ConvaTec Group PLC	13,316	43,655
Costain Group PLC	29,754	40,210
Crest Nicholson Holdings PLC	9,099	18,135
Croda International PLC	994	41,471
CVS Group PLC	810	10,379
DCC PLC	1,496	101,448
DFS Furniture PLC	9,527	16,124
Diageo PLC, ADR(2)	4,924	535,830
115

Avantis International Equity Fund
	Shares	Value
Direct Line Insurance Group PLC	33,778	$118,283
Diversified Energy Co. PLC	1,610	21,619
Domino's Pizza Group PLC	1,387	5,086
Dowlais Group PLC	66,771	58,781
Drax Group PLC	26,750	205,740
Dunelm Group PLC	5,838	71,692
easyJet PLC	13,609	86,834
Ecora Resources PLC	13,738	10,289
Endeavour Mining PLC	1,938	38,405
Energean PLC	6,597	84,327
EnQuest PLC(1)	45,716	6,843
Essentra PLC	6,998	10,309
Experian PLC	5,839	278,153
FDM Group Holdings PLC	2,832	7,759
Ferrexpo PLC(1)	15,137	14,264
Firstgroup PLC(2)	40,690	81,937
Foresight Group Holdings Ltd.	3,801	17,950
Forterra PLC	7,139	13,734
Frasers Group PLC(1)	4,199	33,058
Fresnillo PLC	497	4,709
Frontier Developments PLC(1)	65	157
Fund Technologies PLC(1)	1,455	29,770
Galliford Try Holdings PLC	4,337	19,291
Games Workshop Group PLC	1,515	273,946
Gamma Communications PLC	4,919	82,044
Genel Energy PLC(1)	8,674	7,373
Georgia Capital PLC(1)	1,769	32,289
Glencore PLC(1)	119,468	480,151
Grafton Group PLC	6,351	66,876
Grainger PLC	18,182	47,364
Greggs PLC	4,778	126,852
GSK PLC, ADR(2)	23,865	897,085
Gulf Keystone Petroleum Ltd.	10,676	25,527
Gym Group PLC(1)	3,624	5,895
Haleon PLC, ADR(2)	25,492	259,509
Halfords Group PLC	14,654	22,536
Halma PLC	1,280	45,382
Harbour Energy PLC	8,634	24,850
Hargreaves Lansdown PLC	14,953	208,383
Hays PLC	36,679	32,686
Headlam Group PLC	1,141	1,678
Helios Towers PLC(1)	19,955	24,712
Hikma Pharmaceuticals PLC	4,871	132,819
Hill & Smith PLC	1,870	45,563
Hilton Food Group PLC	5,159	55,712
Hiscox Ltd.	4,569	68,430
Hochschild Mining PLC(1)	19,992	46,544
Hollywood Bowl Group PLC	7,163	23,772
Howden Joinery Group PLC	18,900	184,960
HSBC Holdings PLC, ADR(2)	39,360	2,358,058
Hunting PLC	2,569	10,223
Ibstock PLC	12,744	26,104
IG Group Holdings PLC	10,589	127,376
IMI PLC	3,283	83,486
116

Avantis International Equity Fund
	Shares	Value
Impax Asset Management Group PLC	2,916	$6,348
Inchcape PLC	17,062	146,011
Indivior PLC(1)	3,418	30,205
Informa PLC	6,661	72,456
IntegraFin Holdings PLC	8,026	33,070
InterContinental Hotels Group PLC	1,161	145,451
Intermediate Capital Group PLC	3,734	108,107
International Distribution Services PLC	15,435	70,930
International Personal Finance PLC	4,374	7,193
International Workplace Group PLC	16,756	42,164
Intertek Group PLC	2,502	162,389
Investec PLC	14,255	92,885
IP Group PLC(1)(2)	29,947	16,274
J D Wetherspoon PLC	4,249	31,866
J Sainsbury PLC	71,291	232,477
JD Sports Fashion PLC	70,820	69,967
JET2 PLC	9,165	162,851
Johnson Matthey PLC	4,233	76,531
Johnson Service Group PLC	18,744	30,981
Jubilee Metals Group PLC(1)(2)	28,078	1,182
Jupiter Fund Management PLC	7,591	7,019
Just Group PLC	27,621	58,357
Kainos Group PLC	2,483	21,563
Keller Group PLC	4,825	80,046
Kingfisher PLC	49,958	156,040
Knights Group Holdings PLC	237	407
Lancashire Holdings Ltd.	10,748	83,497
Legal & General Group PLC	139,648	432,426
Lion Finance Group PLC	2,218	148,078
Liontrust Asset Management PLC	2,711	14,078
Lloyds Banking Group PLC, ADR(2)	266,801	1,000,504
London Stock Exchange Group PLC	2,106	314,905
M&G PLC	38,031	101,577
Marks & Spencer Group PLC	80,444	361,051
Marshalls PLC	1,809	5,585
Marston's PLC(1)	6,983	3,725
McBride PLC(1)	3,696	6,739
Me Group International PLC(2)	14,615	35,641
Mears Group PLC	5,903	27,153
Mitchells & Butlers PLC(1)	10,295	28,885
Mitie Group PLC	49,342	72,892
Molten Ventures PLC(1)	2,262	8,623
Mondi PLC	4,221	65,622
MONY Group PLC	15,541	38,544
Moonpig Group PLC	12,400	33,555
Morgan Advanced Materials PLC	7,472	20,308
Mortgage Advice Bureau Holdings Ltd.	524	4,976
Motorpoint group PLC(1)(2)	72	115
National Grid PLC, ADR(2)	16,148	1,003,275
NatWest Group PLC, ADR(2)	87,111	1,065,368
Next 15 Group PLC	1,714	6,512
Next PLC	3,427	434,589
Nexxen International Ltd.(1)	2,395	19,502
Ninety One PLC	15,000	26,407
117

Avantis International Equity Fund
	Shares	Value
Norcros PLC	2,404	$6,817
Ocado Group PLC(1)	886	2,920
OSB Group PLC	11,073	62,572
Pagegroup PLC	15,349	62,002
Pan African Resources PLC	106,942	46,129
Pantheon Resources PLC(1)(2)	44,951	33,524
Paragon Banking Group PLC	9,197	87,624
PayPoint PLC	2,613	21,049
Pearson PLC, ADR(2)	5,145	88,803
Pennon Group PLC(2)	16,166	85,438
Persimmon PLC	3,579	54,517
Petra Diamonds Ltd.(1)	4,880	1,661
Phoenix Group Holdings PLC	7,538	49,370
Pinewood Technologies Group PLC	1,059	4,865
Playtech PLC(1)	3,187	29,399
Plus500 Ltd.	4,204	148,358
Polar Capital Holdings PLC	2,875	15,872
Prax Exploration & Production PLC(1)	154,073	3,430
Premier Foods PLC	10,225	23,594
Prudential PLC, ADR(2)	10,326	189,895
PZ Cussons PLC(2)	7,423	7,412
QinetiQ Group PLC	16,631	85,017
Quilter PLC	87,599	166,691
Rathbones Group PLC	909	18,440
Reach PLC	11,421	12,288
Reckitt Benckiser Group PLC	15,137	1,001,878
RELX PLC, ADR	17,682	855,278
Renewi PLC	2,815	30,191
Renishaw PLC	80	2,918
Rentokil Initial PLC	13,762	69,090
RHI Magnesita NV	599	25,379
Rightmove PLC	27,007	228,842
Rio Tinto PLC, ADR	12,830	776,985
Rolls-Royce Holdings PLC(1)	53,734	507,270
RS Group PLC	4,273	32,932
Saga PLC(1)(2)	108	165
Sage Group PLC	4,743	76,025
Savannah Energy PLC(1)	44,665	56
Savills PLC	130	1,706
Schroders PLC	5,170	24,132
Serica Energy PLC	17,231	27,423
Severn Trent PLC	4,461	140,836
Shell PLC, ADR	35,082	2,366,632
SIG PLC(1)	1,703	260
Smith & Nephew PLC, ADR	4,573	132,434
Smiths Group PLC	2,384	60,685
Softcat PLC	3,864	73,380
Speedy Hire PLC	6,740	1,602
Spirax Group PLC	569	52,540
Spire Healthcare Group PLC	642	1,832
SSE PLC	6,537	126,020
SSP Group PLC	22,768	48,059
St. James's Place PLC	29,739	398,576
Standard Chartered PLC	55,207	888,848
118

Avantis International Equity Fund
	Shares	Value
SThree PLC	5,787	$17,757
Strix Group PLC(1)(2)	2,672	1,637
Studio Retail Group PLC(1)	420	5
Synthomer PLC(1)	6,745	11,168
Tate & Lyle PLC	11,535	79,100
Tatton Asset Management PLC(2)	821	6,597
Taylor Wimpey PLC	59,085	84,803
TBC Bank Group PLC	2,175	117,760
Telecom Plus PLC	1,425	30,328
Tesco PLC	214,823	1,030,081
THG PLC(1)(2)	13,796	5,814
TI Fluid Systems PLC	23,799	58,762
Topps Tiles PLC	1,038	430
TP ICAP Group PLC	32,066	105,053
Travis Perkins PLC	5,048	41,591
TUI AG(1)	12,237	89,121
Tullow Oil PLC(1)(2)	13,780	2,639
Unilever PLC, ADR	15,441	873,961
United Utilities Group PLC	9,576	118,432
Vanquis Banking Group PLC	9,000	6,004
Vertu Motors PLC	18,946	12,359
Vesuvius PLC	8,932	46,022
Victrex PLC	813	9,464
Vistry Group PLC(1)	5,023	38,995
Vodafone Group PLC, ADR	58,698	517,129
Vp PLC	87	619
Watkin Jones PLC(1)	3,373	1,288
Weir Group PLC	4,017	123,696
WH Smith PLC	2,791	40,757
Whitbread PLC	3,707	125,207
Wickes Group PLC	18,463	36,753
Wise PLC, Class A(1)	9,977	125,081
WPP PLC, ADR(2)	2,049	83,107
XP Power Ltd.(1)	317	4,116
Yellow Cake PLC(1)	9,982	56,471
YouGov PLC	1,701	7,622
Zigup PLC	9,590	37,710
		38,625,438
United States — 0.5%
Alcoa Corp.	424	14,126
Cleveland-Cliffs, Inc.(1)	590	6,396
CRH PLC	6,618	678,477
Gen Digital, Inc.	12	328
International Paper Co.	2,758	152,313
Newmont Corp.	6,802	288,775
Primo Brands Corp., Class A	1,200	40,428
Seadrill Ltd.(1)	869	22,133
Smurfit WestRock PLC	6,148	320,126
Viemed Healthcare, Inc.(1)	200	1,568
		1,524,670
TOTAL COMMON STOCKS (Cost $244,701,401)		293,365,374
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	4
119

Avantis International Equity Fund
	Shares	Value
Canada — 0.0%
Constellation Software, Inc.(1)	100	$1
Italy — 0.0%
Fincantieri SpA(1)(2)	3,222	2,577
TOTAL WARRANTS (Cost $—)		2,582
RIGHTS — 0.0%
New Zealand — 0.0%
Ryman Healthcare Ltd.(1)	1,966	25
Sweden — 0.0%
Cint Group AB(1)	3,656	525
United States — 0.0%
Resolute Forest Products, Inc.(1)	2,300	23
TOTAL RIGHTS (Cost $5,164)		573
SHORT-TERM INVESTMENTS — 8.9%
Money Market Funds — 8.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,678,929	1,678,929
State Street Navigator Securities Lending Government Money Market Portfolio(3)	24,511,506	24,511,506
TOTAL SHORT-TERM INVESTMENTS (Cost $26,190,435)		26,190,435
TOTAL INVESTMENT SECURITIES — 108.0% (Cost $270,897,000)		319,558,964
OTHER ASSETS AND LIABILITIES — (8.0)%		(23,544,495)
TOTAL NET ASSETS — 100.0%		$296,014,469

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.9%
Industrials	19.1%
Consumer Discretionary	11.4%
Materials	10.1%
Health Care	6.7%
Information Technology	6.1%
Consumer Staples	6.0%
Energy	6.0%
Communication Services	4.5%
Utilities	3.5%
Real Estate	1.8%
Short-Term Investments	8.9%
Other Assets and Liabilities	(8.0)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	2	March 2025	$596,325	$(11,853)
^Amount represents value and unrealized appreciation (depreciation).

120

Avantis International Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $42,768,432. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $44,673,945, which includes securities collateral of $20,162,439.

See Notes to Financial Statements.

121

FEBRUARY 28, 2025 (UNAUDITED)

Avantis International Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 98.9%
Australia — 8.2%
29Metals Ltd.(1)(2)	107,289	$11,063
Adairs Ltd.(2)	94,089	135,273
Aeris Resources Ltd.(1)(2)	67,237	6,709
Alkane Resources Ltd.(1)(2)	84,644	32,657
Alliance Aviation Services Ltd.(1)	9,551	16,011
Amplitude Energy Ltd.(1)	782,026	102,287
Aurelia Metals Ltd.(1)	4,146	513
Austal Ltd.(1)	135,283	358,942
Australian Agricultural Co. Ltd.(1)	38,261	35,836
Australian Finance Group Ltd.(2)	51,743	51,904
Bank of Queensland Ltd.(2)	296,192	1,237,245
Beach Energy Ltd.	1,203,225	1,050,733
Bega Cheese Ltd.	20,977	68,544
Bendigo & Adelaide Bank Ltd.	130,819	874,028
Bravura Solutions Ltd.	58,920	93,422
Capricorn Metals Ltd.(1)	165,176	785,129
Catalyst Metals Ltd.(1)	44,779	115,058
Challenger Ltd.	177,509	645,747
Champion Iron Ltd.(2)	312,036	1,052,828
Coast Entertainment Holdings Ltd.(1)(2)	93,560	27,442
Coronado Global Resources, Inc.	260,622	91,016
Elders Ltd.	75,040	330,818
Emeco Holdings Ltd.(1)(2)	88,013	47,002
Emerald Resources NL(1)(2)	158,000	390,195
EML Payments Ltd.(1)(2)	3,043	1,838
Evolution Mining Ltd.	215,766	826,663
EVT Ltd.(2)	30,228	276,176
FleetPartners Group Ltd.(1)	76,422	119,484
Gold Road Resources Ltd.	614,765	941,456
GrainCorp Ltd., A Shares	135,551	584,976
Grange Resources Ltd.	222,445	30,430
GWA Group Ltd.	3,958	5,745
Harvey Norman Holdings Ltd.	230,819	750,761
Helia Group Ltd.	161,361	615,652
HUB24 Ltd.	126	6,130
Humm Group Ltd.(2)	50,226	19,343
Iluka Resources Ltd.	190,001	491,307
Infomedia Ltd.	30,568	25,792
Inghams Group Ltd.	180,955	379,684
Insignia Financial Ltd.	316,685	840,513
JB Hi-Fi Ltd.	19,766	1,136,539
Karoon Energy Ltd.(2)	353,373	339,209
Leo Lithium Ltd.(2)	183,575	1,139
MAC Copper Ltd.(1)	5,468	57,061
MAC Copper Ltd., Class A(1)	11,180	112,583
Macmahon Holdings Ltd.	201,489	36,526
Magellan Financial Group Ltd.	106,014	535,867
McMillan Shakespeare Ltd.	20,883	208,331
Metals X Ltd.(1)	234,155	74,233
Metcash Ltd.	316,323	618,924
Monadelphous Group Ltd.	46,468	468,299
122

Avantis International Small Cap Value Fund
	Shares	Value
Mount Gibson Iron Ltd.(1)	54,215	$10,100
Myer Holdings Ltd.(2)	701,846	330,306
MyState Ltd.	7,500	19,148
New Hope Corp. Ltd.(2)	397,743	994,781
nib holdings Ltd.	96,069	399,515
NRW Holdings Ltd.	287,444	585,909
Nufarm Ltd.	38,350	90,791
OFX Group Ltd.(1)(2)	32,997	24,669
Ora Banda Mining Ltd.(1)(2)	332,931	193,446
Orora Ltd.	150,420	197,986
Pacific Current Group Ltd.	868	6,465
Perenti Ltd.	457,061	365,106
Perseus Mining Ltd.	974,261	1,800,658
Platinum Asset Management Ltd.(2)	199,755	71,656
Premier Investments Ltd.	28,918	410,744
Qube Holdings Ltd.	76,780	191,582
Ramelius Resources Ltd.	734,868	1,218,347
Regis Resources Ltd.(1)	674,252	1,360,911
Reject Shop Ltd.	3,585	7,457
Resimac Group Ltd.	17,203	9,870
Resolute Mining Ltd.(1)	1,589,180	364,474
Ridley Corp. Ltd.	118,914	194,591
Sandfire Resources Ltd.(1)(2)	165,966	1,100,034
Seven West Media Ltd.(1)	212,976	23,128
Sims Ltd.	79,012	715,593
Solvar Ltd.(2)	24,697	21,766
Southern Cross Media Group Ltd.	65,243	28,361
SRG Global Ltd.	201,617	164,547
Stanmore Resources Ltd.	221,517	317,642
Star Entertainment Group Ltd.(1)	1,258,884	87,178
Super Retail Group Ltd.	98,249	877,824
Ten Sixty Four Ltd.(1)	4,832	30
Terracom Ltd.(2)	194,588	14,643
Tyro Payments Ltd.(1)(2)	44,645	24,529
Universal Store Holdings Ltd.	14,729	79,713
Vault Minerals Ltd.(1)	1,736,363	445,177
Viva Energy Group Ltd.(2)	369,669	398,100
West African Resources Ltd.(1)	685,861	751,235
Westgold Resources Ltd.	150,223	236,978
Whitehaven Coal Ltd.(2)	323,434	1,132,462
Zip Co. Ltd.(1)	632,568	985,036
		33,317,551
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG(1)	31,914	426,932
Immofinanz AG(1)	19,710	334,448
Lenzing AG(1)	45,878	1,237,748
Porr AG	38,028	918,161
Semperit AG Holding	4,585	66,726
UNIQA Insurance Group AG	85,837	784,797
		3,768,812
Belgium — 1.2%
Bekaert SA	22,987	827,902
bpost SA	61,563	97,149
Cie d'Entreprises CFE	3,893	28,614
123

Avantis International Small Cap Value Fund
	Shares	Value
Deceuninck NV	1,622	$3,751
Deme Group NV	1,548	215,570
Exmar NV	5,448	64,749
Gimv NV	3,966	154,001
Ion Beam Applications	785	10,639
Jensen-Group NV	250	12,005
KBC Ancora	17,585	1,017,560
Melexis NV	932	55,386
Ontex Group NV(1)(2)	2,439	21,019
Proximus SADP	20,836	129,627
Solvay SA	43,242	1,410,449
Tessenderlo Group SA(2)	224	4,998
Umicore SA(2)	90,830	822,395
		4,875,814
Canada — 9.6%
ADENTRA, Inc.	7,330	169,779
Advantage Energy Ltd.(1)	69,300	483,316
Aecon Group, Inc.	500	7,790
Alamos Gold, Inc., Class A	629	14,373
Alaris Equity Partners Income	1,400	18,822
Algoma Central Corp.	200	2,085
Algoma Steel Group, Inc.(2)	12,800	93,783
Aris Mining Corp.(1)	47,300	174,913
Athabasca Oil Corp.(1)	199,200	655,394
AutoCanada, Inc.(1)	100	1,205
B2Gold Corp.	707,752	1,893,209
Baytex Energy Corp.(2)	314,849	713,810
Birchcliff Energy Ltd.(2)	76,715	293,763
Bird Construction, Inc.(2)	4,990	76,122
Bonterra Energy Corp.(1)(2)	5,800	14,633
Brookfield Wealth Solutions Ltd.(1)	6,300	365,089
Calfrac Well Services Ltd.(1)	4,100	10,967
Canacol Energy Ltd.(1)(2)	3,101	8,231
Capital Power Corp.	55,300	1,939,466
Cardinal Energy Ltd.(2)	49,400	219,214
Cascades, Inc.	27,100	210,169
Celestica, Inc. (Toronto)(1)	25,700	2,744,353
Centerra Gold, Inc.	106,187	608,460
CES Energy Solutions Corp.	106,520	589,017
Chorus Aviation, Inc.(1)(2)	3,047	42,585
Doman Building Materials Group Ltd.	2,200	11,496
Dorel Industries, Inc., Class B(1)	877	2,497
Dundee Precious Metals, Inc.	63,900	749,089
Eldorado Gold Corp.(1)	61,300	843,603
Ensign Energy Services, Inc.(1)	30,100	57,422
Equinox Gold Corp.(1)(2)	82,353	527,674
Evertz Technologies Ltd.	200	1,620
Finning International, Inc.	22,800	672,929
First National Financial Corp.(2)	700	19,659
Fortuna Mining Corp.(1)	158,500	684,724
Freehold Royalties Ltd.(2)	17,000	148,056
Frontera Energy Corp.	8,601	42,448
Galiano Gold, Inc.(1)(2)	66	76
goeasy Ltd.	2,130	242,276
124

Avantis International Small Cap Value Fund
	Shares	Value
Headwater Exploration, Inc.(2)	95,010	$417,670
Hudbay Minerals, Inc.	171,925	1,220,439
Hut 8 Corp.(1)	234	3,450
iA Financial Corp., Inc.(2)	75	7,035
IAMGOLD Corp.(1)	314,100	1,730,345
International Petroleum Corp.(1)	33,702	473,820
Jaguar Mining, Inc.(1)	3,200	5,552
Journey Energy, Inc.(1)(2)	520	611
Kelt Exploration Ltd.(1)	37,400	161,828
Kinross Gold Corp.	241,743	2,589,954
Laurentian Bank of Canada	8,200	151,786
Linamar Corp.	3,200	115,547
Logan Energy Corp.(1)(2)	71,900	32,303
Lotus Creek Exploration, Inc.(1)	1,972	1,936
Lundin Gold, Inc.	35,500	978,075
Lundin Mining Corp.(2)	33,300	266,768
Martinrea International, Inc.	29,160	160,841
Mattr Corp.(1)(2)	7,625	54,654
MEG Energy Corp.	97,000	1,509,895
National Bank of Canada	15,255	1,269,642
New Gold, Inc.(1)	392,670	1,066,662
North American Construction Group Ltd.	8,249	144,938
NuVista Energy Ltd.(1)	87,888	719,871
Obsidian Energy Ltd.(1)(2)	24,600	134,499
OceanaGold Corp.	277,800	745,024
Paramount Resources Ltd., A Shares(2)	16,600	189,436
Parex Resources, Inc.	38,800	378,144
PetroTal Corp.(2)	95,000	45,308
Peyto Exploration & Development Corp.(2)	95,000	1,045,378
PHX Energy Services Corp.(2)	3,700	23,145
Precision Drilling Corp.(1)	5,910	293,100
Real Matters, Inc.(1)(2)	13,400	53,535
Russel Metals, Inc.(2)	22,682	643,264
Saturn Oil & Gas, Inc.(1)	4,900	6,808
Secure Waste Infrastructure Corp.	43,286	430,541
Sierra Metals, Inc.(1)(2)	6,600	3,558
Spartan Delta Corp.(1)(2)	40,300	90,530
STEP Energy Services Ltd.(1)(2)	3,000	9,642
SunOpta, Inc.(1)	15,900	99,021
Surge Energy, Inc.(2)	37,300	138,449
Tamarack Valley Energy Ltd.(2)	296,300	874,513
Taseko Mines Ltd.(1)	73,100	153,602
Torex Gold Resources, Inc.(1)	47,500	1,037,170
Total Energy Services, Inc.	3,600	25,132
Tourmaline Oil Corp.	3,902	180,030
Transcontinental, Inc., Class A	3,300	39,575
Trican Well Service Ltd.	69,905	219,367
Valeura Energy, Inc.(1)(2)	40,700	201,988
Veren, Inc.(2)	277,246	1,513,906
Vermilion Energy, Inc.	72,300	614,181
Wajax Corp.	275	3,813
Western Forest Products, Inc.(1)(2)	34,700	10,793
Whitecap Resources, Inc.(2)	264,100	1,794,438
		39,435,629
125

Avantis International Small Cap Value Fund
	Shares	Value
China — 0.0%
China Gold International Resources Corp. Ltd.(1)(2)	2,500	$14,066
LK Technology Holdings Ltd.(2)	250	103
		14,169
Denmark — 1.7%
D/S Norden AS	9,931	261,812
H&H International AS, B Shares(1)	1,425	19,810
Harboes Bryggeri AS, Class B	336	8,241
Jyske Bank AS	5,782	467,689
Nilfisk Holding AS(1)	2,671	34,747
NKT AS(1)	30,749	2,100,684
NTG Nordic Transport Group AS(1)	232	8,048
Per Aarsleff Holding AS	9,369	599,232
Solar AS, B Shares	2,436	92,907
Spar Nord Bank AS	37,853	1,104,432
Svitzer Group AS(1)	5,628	165,600
Sydbank AS	27,620	1,703,242
TORM PLC, Class A(2)	22,581	403,456
		6,969,900
Finland — 1.1%
Aspo OYJ	1,402	7,360
Atria OYJ	343	4,081
Citycon OYJ(2)	10,642	34,243
Finnair OYJ(1)(2)	53,124	193,955
Harvia OYJ	7,909	379,279
Incap OYJ(1)(2)	1,674	19,224
Kemira OYJ(2)	4,353	95,975
Lassila & Tikanoja OYJ(2)	14,024	129,925
Marimekko OYJ	10,569	146,324
Nokian Renkaat OYJ(2)	176,363	1,148,492
Outokumpu OYJ(2)	256,114	949,974
Puuilo OYJ	72,415	747,392
Talenom OYJ(2)	3,181	10,596
Tokmanni Group Corp.	31,388	449,515
Verkkokauppa.com OYJ(1)	249	549
YIT OYJ(1)(2)	6,962	16,554
		4,333,438
France — 3.2%
AKWEL SADIR	113	837
Aperam SA(2)	6,299	191,555
Ayvens SA(2)	20,507	172,238
Beneteau SACA(2)	19,483	205,566
Catana Group	4,546	23,760
Cie des Alpes	14,596	247,091
Clariane SE(1)(2)	82,450	317,192
Coface SA	51,034	874,024
Derichebourg SA	79,456	448,895
Emeis SA(1)(2)	32,061	366,442
Esso SA Francaise	1,125	134,798
Etablissements Maurel et Prom SA	50,051	306,046
Euroapi SA(1)(2)	22,876	61,448
Eutelsat Communications SACA(1)(2)	90,114	112,755
Genfit SA(1)	3,937	14,191
Groupe LDLC	755	6,732
126

Avantis International Small Cap Value Fund
	Shares	Value
Guerbet	63	$1,732
ID Logistics Group SACA(1)	30	12,883
Jacquet Metals SACA(2)	893	16,545
JCDecaux SE(1)	4,814	73,035
Kaufman & Broad SA	7,919	268,825
Maisons du Monde SA(2)	12,783	46,605
Mersen SA	3,709	80,828
Metropole Television SA	12,088	162,144
Nexans SA	3,351	349,364
Nexity SA(1)(2)	15,210	167,964
Opmobility	47,187	507,553
OVH Groupe SAS(1)	4,613	34,911
Pullup Entertainment(1)	483	9,102
ReWorld Media SA(1)	1,855	2,481
SES SA(2)	320,056	1,399,039
SMCP SA(1)	8,369	31,447
Solutions 30 SE(1)(2)	18,302	26,193
Synergie SE(1)	96	2,837
Television Francaise 1 SA(2)	37,925	316,055
Ubisoft Entertainment SA(1)	69,003	874,030
Valeo SE	133,772	1,406,299
Vallourec SACA(1)(2)	133,288	2,608,532
Verallia SA	13,258	371,146
Vicat SACA	7,021	333,905
VusionGroup(2)	1,464	313,993
X-Fab Silicon Foundries SE(1)(2)	31,649	151,785
		13,052,803
Germany — 3.6%
1&1 AG	7,541	101,794
7C Solarparken AG	5,130	10,269
AlzChem Group AG	3,074	249,655
Baader Bank AG(1)	2,427	10,559
Bertrandt AG	560	14,969
CANCOM SE	9,508	248,614
Cewe Stiftung & Co. KGaA	1,754	177,461
Deutz AG	73,232	397,029
Draegerwerk AG & Co. KGaA	622	29,111
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	133,450
Einhell Germany AG, Preference Shares	1,570	105,835
Elmos Semiconductor SE	3,109	220,213
ElringKlinger AG	6,169	27,254
Energiekontor AG	545	24,411
flatexDEGIRO AG	53,325	1,049,487
Friedrich Vorwerk Group SE	1,749	59,810
Gesco SE	473	6,531
Grand City Properties SA(1)	12,308	139,569
Grenke AG	1,244	22,476
Heidelberger Druckmaschinen AG(1)	114,367	127,346
HelloFresh SE(1)	30,733	376,984
Hornbach Holding AG & Co. KGaA	4,876	401,962
HUGO BOSS AG	27,144	1,240,650
Indus Holding AG	1,240	30,449
Instone Real Estate Group SE	1,981	17,690
JOST Werke SE	5,566	277,156
127

Avantis International Small Cap Value Fund
	Shares	Value
Jungheinrich AG, Preference Shares	21,784	$660,771
K&S AG	27,193	375,105
Kloeckner & Co. SE	12,982	89,440
Kontron AG	1,330	29,070
Krones AG	6,441	877,604
KSB SE & Co. KGaA	1	745
KSB SE & Co. KGaA, Preference Shares	69	48,434
Lang & Schwarz AG	1,344	32,068
Lanxess AG	51,356	1,530,392
METRO AG(1)	46,429	258,369
Multitude PLC	937	4,743
Mutares SE & Co. KGaA	8,374	232,187
Norma Group SE	9,345	149,114
SAF-Holland SE	35,384	636,817
Salzgitter AG	10,701	217,559
Schaeffler AG(1)	76,463	382,460
Siltronic AG	5,412	256,759
Sixt SE	3,465	307,423
Sixt SE, Preference Shares	4,212	261,581
Stabilus SE	922	27,716
Steico SE(1)	963	22,714
STO SE & Co. KGaA, Preference Shares	1,138	147,278
Suedzucker AG(2)	33,828	380,456
TAG Immobilien AG(1)	35,815	525,235
thyssenkrupp AG	222,457	1,752,861
Villeroy & Boch AG, Preference Shares	993	15,555
Vossloh AG	192	9,673
Wacker Neuson SE	4,236	75,937
Wuestenrot & Wuerttembergische AG	829	10,895
		14,819,695
Hong Kong — 1.5%
Analogue Holdings Ltd.	12,000	1,189
AustAsia Group Ltd.(1)	5,580	831
BOCOM International Holdings Co. Ltd.(1)	29,000	1,121
Bright Smart Securities & Commodities Group Ltd.	860,000	297,389
Cafe de Coral Holdings Ltd.	332,000	307,820
Chow Sang Sang Holdings International Ltd.	25,000	21,124
Crystal International Group Ltd.	15,500	10,008
CSI Properties Ltd.(1)	350,000	3,872
Dah Sing Banking Group Ltd.	224,000	253,574
Dah Sing Financial Holdings Ltd.	84,800	330,067
Dickson Concepts International Ltd.	25,000	15,741
Eagle Nice International Holdings Ltd.	2,000	1,047
E-Commodities Holdings Ltd.	1,440,000	183,611
Hang Lung Group Ltd.	107,000	148,558
IGG, Inc.	35,000	18,073
International Housewares Retail Co. Ltd.	10,000	1,284
Johnson Electric Holdings Ltd.	289,406	543,657
JS Global Lifestyle Co. Ltd.(1)(2)	967,500	206,481
K Wah International Holdings Ltd.	166,000	38,901
Karrie International Holdings Ltd.	74,000	8,278
Minmetals Land Ltd.(1)	4,000	217
Oriental Watch Holdings	66,000	30,244
Pacific Basin Shipping Ltd.	3,236,000	654,218
128

Avantis International Small Cap Value Fund
	Shares	Value
PC Partner Group Ltd.	96,000	$97,924
Regina Miracle International Holdings Ltd.	25,000	5,732
Shun Tak Holdings Ltd.(1)	406,000	31,370
Singamas Container Holdings Ltd.	430,000	38,263
SmarTone Telecommunications Holdings Ltd.	92,000	50,647
Stella International Holdings Ltd.	89,000	197,652
Sun Hung Kai & Co. Ltd.	38,000	13,854
SUNeVision Holdings Ltd.(2)	140,000	158,868
Tai Hing Group Holdings Ltd.	50,000	5,145
Ten Pao Group Holdings Ltd.	80,000	18,427
Texhong International Group Ltd.	102,000	51,507
Texwinca Holdings Ltd.	26,000	2,404
Truly International Holdings Ltd.	218,000	33,215
United Energy Group Ltd.(2)	5,110,000	234,458
United Laboratories International Holdings Ltd.	1,072,000	1,815,923
Value Partners Group Ltd.(1)(2)	47,000	9,925
Yue Yuen Industrial Holdings Ltd.	111,000	227,644
		6,070,263
Ireland — 0.3%
Dalata Hotel Group PLC	195,422	986,462
FBD Holdings PLC	2,442	34,024
Glenveagh Properties PLC(1)	28,084	43,693
Origin Enterprises PLC(2)	19,713	60,918
Permanent TSB Group Holdings PLC(1)	4,574	7,250
		1,132,347
Israel — 3.2%
Adgar Investment & Development Ltd.(1)	786	1,160
Africa Israel Residences Ltd.	749	56,127
Alony Hetz Properties & Investments Ltd.	28,693	275,301
Ashdod Refinery Ltd.(1)	1,929	35,581
Aspen Group Ltd.	664	1,293
Azorim-Investment Development & Construction Co. Ltd.(1)	12,270	67,232
Big Shopping Centers Ltd.(1)	3,107	471,156
Blue Square Real Estate Ltd.	98	9,160
Caesarstone Ltd.(1)	611	2,316
Carasso Motors Ltd.	2,263	21,287
Cellcom Israel Ltd.(1)	11,701	80,170
Clal Insurance Enterprises Holdings Ltd.	35,583	985,444
Delek Automotive Systems Ltd.(1)	704	6,285
Delek Group Ltd.	5,943	993,199
Delta Galil Ltd.	2,662	148,949
Direct Finance of Direct Group 2006 Ltd.	165	29,551
Dor Alon Energy in Israel 1988 Ltd.(1)	81	2,499
Doral Group Renewable Energy Resources Ltd.(1)	41,467	165,756
El Al Israel Airlines(1)	96,639	297,791
Elco Ltd.	345	15,607
Equital Ltd.(1)	6,646	280,021
Fattal Holdings 1998 Ltd.(1)	3,348	446,927
FIBI Holdings Ltd.	9,053	518,637
First International Bank Of Israel Ltd.	4,077	217,731
Fox Wizel Ltd.	692	62,534
G City Ltd.	30,739	106,359
Harel Insurance Investments & Financial Services Ltd.	53,063	883,940
IDI Insurance Co. Ltd.	1,237	58,016
129

Avantis International Small Cap Value Fund
	Shares	Value
Inrom Construction Industries Ltd.	6,953	$32,817
Isracard Ltd.	87,047	420,817
Israel Corp. Ltd.	1,752	522,667
Israel Land Development Co. Ltd.(1)	2,361	22,586
Isras Holdings Ltd.(1)	163	19,836
Isras Investment Co. Ltd.	364	87,699
M Yochananof & Sons Ltd.	273	18,700
Malam-Team Holding Ltd.(1)	163	6,744
Menora Mivtachim Holdings Ltd.	10,208	484,092
Migdal Insurance & Financial Holdings Ltd.	189,271	389,611
Naphtha Israel Petroleum Corp. Ltd.	2,351	16,205
Norstar Holdings, Inc.(1)	1,824	5,631
Oil Refineries Ltd.	1,783,064	521,320
Partner Communications Co. Ltd.(1)	42,702	318,721
Paz Retail & Energy Ltd.	927	137,507
Perion Network Ltd.(1)	573	4,792
Phoenix Financial Ltd.	63,537	1,142,259
Property & Building Corp. Ltd.	90	6,524
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	6,916
Scope Metals Group Ltd.(1)	69	3,054
Shikun & Binui Ltd.(1)	34,019	112,065
Shufersal Ltd.	112,222	1,158,166
Summit Real Estate Holdings Ltd.	1,418	23,342
Tadiran Group Ltd.	102	7,440
Tamar Petroleum Ltd.	732	6,620
Tera Light Ltd.(1)	1,388	3,582
Victory Supermarket Chain Ltd.	265	3,672
YH Dimri Construction & Development Ltd.	1,161	106,396
ZIM Integrated Shipping Services Ltd.	58,921	1,191,383
		13,021,193
Italy — 3.0%
Aeffe SpA(1)(2)	1,917	1,515
Aquafil SpA(1)	14,237	20,646
Banca IFIS SpA	12,793	289,394
Banca Popolare di Sondrio SpA	205,776	2,331,419
Banca Sistema SpA	12,370	22,149
BasicNet SpA	2,836	23,330
BFF Bank SpA	85,916	720,260
Cairo Communication SpA	15,190	44,214
Credito Emiliano SpA	57,026	739,587
d'Amico International Shipping SA	78,261	301,404
Danieli & C Officine Meccaniche SpA(2)	445	13,895
Danieli & C Officine Meccaniche SpA, Preference Shares	273	6,531
Digital Bros SpA(1)(2)	3,854	57,238
Emak SpA	6,148	5,792
Esprinet SpA(1)	10,883	54,779
Ferretti SpA(2)	24,423	72,736
Fila SpA	13,924	144,617
Fincantieri SpA(1)	58,816	577,393
Gefran SpA	300	3,008
Geox SpA(1)(2)	34,516	15,127
Iveco Group NV	137,114	2,163,059
Maire SpA	18,709	181,307
MFE-MediaForEurope NV, Class A	127,264	430,144
130

Avantis International Small Cap Value Fund
	Shares	Value
MFE-MediaForEurope NV, Class B(2)	48,147	$222,778
Newlat Food SpA(1)	1,613	19,080
Orsero SpA	1,264	16,208
OVS SpA	184,882	696,080
Safilo Group SpA(1)(2)	72,223	71,090
Saipem SpA(1)	579,976	1,336,296
Sesa SpA(2)	1,768	133,451
Sogefi SpA(2)	34,852	72,882
TREVI - Finanziaria Industriale SpA(1)(2)	46,222	12,562
Webuild SpA	481,747	1,594,801
		12,394,772
Japan — 32.2%
77 Bank Ltd.	21,300	638,078
Adastria Co. Ltd.(2)	7,800	150,954
ADEKA Corp.	400	7,415
AEON Financial Service Co. Ltd.(2)	58,700	474,586
Aeon Hokkaido Corp.(2)	6,500	36,150
AFC-HD AMS Life Science Co. Ltd.	1,300	7,221
Ahresty Corp.(2)	9,900	42,508
Aichi Corp.(2)	10,300	103,352
Aichi Steel Corp.	5,400	256,726
Air Water, Inc.	2,100	26,092
Airport Facilities Co. Ltd.	400	1,625
Aisan Industry Co. Ltd.	31,600	418,006
Akebono Brake Industry Co. Ltd.(1)	44,000	33,276
Alconix Corp.	7,800	78,086
Alinco, Inc.	200	1,395
Alpen Co. Ltd.	1,400	20,977
Alps Alpine Co. Ltd.(2)	103,700	1,070,674
Amuse, Inc.	400	4,030
AOKI Holdings, Inc.	18,200	149,996
Aoyama Trading Co. Ltd.	19,100	270,421
Arakawa Chemical Industries Ltd.	1,500	11,440
Arata Corp.	18,000	378,193
ARCLANDS Corp.(2)	32,100	346,601
Arcs Co. Ltd.(2)	18,900	350,650
ARE Holdings, Inc.(2)	11,000	135,795
Artience Co. Ltd.	22,300	450,888
Asahi Co. Ltd.	7,300	69,950
Asahi Yukizai Corp.(2)	5,500	142,112
Asanuma Corp.	1,000	4,534
Asia Pile Holdings Corp.	8,700	51,914
Autobacs Seven Co. Ltd.	200	1,953
Avex, Inc.	4,400	36,453
Awa Bank Ltd.	7,900	152,523
Axial Retailing, Inc.	28,400	184,913
Bando Chemical Industries Ltd.	9,900	113,614
Bank of Nagoya Ltd.	2,000	96,212
Bank of Saga Ltd.	900	13,370
Bank of the Ryukyus Ltd.	12,300	92,639
Beenos, Inc.	8,500	225,854
Belc Co. Ltd.(2)	2,200	96,799
Belluna Co. Ltd.	6,600	40,468
B-Lot Co. Ltd.	6,300	48,559
131

Avantis International Small Cap Value Fund
	Shares	Value
BML, Inc.	700	$12,931
Bunka Shutter Co. Ltd.	19,100	236,510
Canon Electronics, Inc.	2,200	36,569
Carlit Co. Ltd.	6,200	43,860
Cawachi Ltd.	3,100	55,041
Central Glass Co. Ltd.(2)	8,900	193,778
Chiba Kogyo Bank Ltd.(2)	19,900	189,615
Chori Co. Ltd.	1,300	26,918
Chubu Shiryo Co. Ltd.	1,600	13,779
Chubu Steel Plate Co. Ltd.(2)	4,900	71,333
Chuetsu Pulp & Paper Co. Ltd.(2)	2,700	25,637
Chugoku Marine Paints Ltd.(2)	3,500	49,258
CMK Corp.	7,200	22,256
Coca-Cola Bottlers Japan Holdings, Inc.	12,500	204,916
Cosmo Energy Holdings Co. Ltd.(2)	22,600	999,505
Credit Saison Co. Ltd.	46,300	1,093,474
CTI Engineering Co. Ltd.	6,000	93,808
Daicel Corp.	178,800	1,550,245
Daido Metal Co. Ltd.	8,100	27,079
Daido Steel Co. Ltd.(2)	68,000	554,248
Daihatsu Diesel Manufacturing Co. Ltd.(2)	3,900	45,829
Daiho Corp.	400	9,735
Daiichi Jitsugyo Co. Ltd.	2,100	33,677
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	937
Daiki Aluminium Industry Co. Ltd.	1,100	7,411
Daikoku Denki Co. Ltd.(2)	3,200	56,876
Daikokutenbussan Co. Ltd.(2)	1,700	73,231
Daikyonishikawa Corp.	5,100	21,025
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	61,366
Daio Paper Corp.(2)	61,200	338,417
Daishi Hokuetsu Financial Group, Inc.	24,000	439,118
Daishinku Corp.	1,500	5,820
Daito Pharmaceutical Co. Ltd.	4,000	54,039
Daitron Co. Ltd.	100	2,253
Daiwabo Holdings Co. Ltd.	6,400	110,709
Denka Co. Ltd.(2)	62,000	858,459
Densan System Holdings Co. Ltd.	400	6,601
DIC Corp.	70,500	1,507,515
DKS Co. Ltd.	1,700	31,848
Dowa Holdings Co. Ltd.	30,400	927,696
Dream Incubator, Inc.	600	15,938
DyDo Group Holdings, Inc.(2)	10,200	201,646
Eagle Industry Co. Ltd.	7,100	97,730
Eco's Co. Ltd.	100	1,294
EDION Corp.(2)	37,700	444,620
Ehime Bank Ltd.	8,800	66,606
Eizo Corp.	5,400	77,683
EJ Holdings, Inc.	1,100	11,730
Electric Power Development Co. Ltd.(2)	58,800	1,009,285
Endo Lighting Corp.	2,800	25,687
ERI Holdings Co. Ltd.	400	6,324
Exedy Corp.	29,800	945,821
FCC Co. Ltd.	30,400	638,718
Feed One Co. Ltd.	5,800	31,198
132

Avantis International Small Cap Value Fund
	Shares	Value
Ferrotec Holdings Corp.	35,200	$553,099
FIDEA Holdings Co. Ltd.	3,420	34,759
Financial Partners Group Co. Ltd.	6,700	109,387
First Bank of Toyama Ltd.(2)	19,400	127,784
FJ Next Holdings Co. Ltd.	3,500	27,859
Foster Electric Co. Ltd.	12,100	116,265
France Bed Holdings Co. Ltd.	3,100	26,737
Fuji Co. Ltd.(2)	8,600	118,422
Fuji Corp. Ltd.	3,300	15,976
Fuji Seal International, Inc.	25,200	455,730
Fujibo Holdings, Inc.	4,400	146,861
Fujikura Composites, Inc.	4,600	43,230
Fujikura Ltd.	47,000	1,961,562
FuKoKu Co. Ltd.(2)	2,900	31,104
Fukuyama Transporting Co. Ltd.(2)	6,700	155,051
Furukawa Battery Co. Ltd.	500	4,592
Furukawa Co. Ltd.	12,200	169,707
Furukawa Electric Co. Ltd.	34,500	1,457,229
Furuno Electric Co. Ltd.	10,500	157,831
Fuso Chemical Co. Ltd.	100	2,262
Futaba Industrial Co. Ltd.	40,800	205,401
Fuyo General Lease Co. Ltd.	9,800	742,056
Gakken Holdings Co. Ltd.	2,000	13,200
Gamecard-Joyco Holdings, Inc.	1,700	27,250
Gecoss Corp.	400	2,715
Genky DrugStores Co. Ltd.	3,400	64,994
Geo Holdings Corp.	12,900	146,183
GLOBERIDE, Inc.	1,100	13,888
Glory Ltd.	30,600	531,720
Godo Steel Ltd.	4,200	111,539
GS Yuasa Corp.	52,400	835,388
G-Tekt Corp.	11,200	122,270
Gunma Bank Ltd.	156,900	1,192,873
Gunze Ltd.	4,800	162,988
H2O Retailing Corp.	52,800	799,941
Hagihara Industries, Inc.	4,200	41,783
Hagiwara Electric Holdings Co. Ltd.(2)	2,600	57,580
Hakudo Co. Ltd.	1,200	18,338
Hakuto Co. Ltd.(2)	800	23,769
Halows Co. Ltd.	3,400	89,888
Hamakyorex Co. Ltd.	32,400	274,245
Hanwa Co. Ltd.	24,300	800,029
Happinet Corp.(2)	8,200	260,705
Hazama Ando Corp.	71,200	640,409
Heiwa Corp.	7,300	114,973
Heiwado Co. Ltd.	14,100	225,826
HI-LEX Corp.	5,600	60,302
Hino Motors Ltd.(1)	128,100	405,951
Hirano Tecseed Co. Ltd.(2)	800	9,107
HIS Co. Ltd.	17,700	165,671
Hodogaya Chemical Co. Ltd.(2)	2,100	43,980
Hokko Chemical Industry Co. Ltd.	1,000	8,445
Hokkoku Financial Holdings, Inc.(2)	2,400	84,743
Hokuetsu Corp.(2)	13,300	114,684
133

Avantis International Small Cap Value Fund
	Shares	Value
Hokuetsu Industries Co. Ltd.	2,000	$26,459
Hokuhoku Financial Group, Inc.(2)	21,800	326,816
H-One Co. Ltd.	2,700	19,270
Honeys Holdings Co. Ltd.	6,100	66,240
Hoosiers Holdings Co. Ltd.	2,300	16,248
Hosiden Corp.	14,900	202,600
Hosokawa Micron Corp.	1,600	42,253
HS Holdings Co. Ltd.	3,700	21,195
Hyakugo Bank Ltd.	59,400	279,685
Hyakujushi Bank Ltd.	4,300	94,824
Ichikoh Industries Ltd.	4,500	12,274
Ichinen Holdings Co. Ltd.	6,900	76,688
IDOM, Inc.(2)	32,100	238,102
Iino Kaiun Kaisha Ltd.(2)	46,200	317,927
Inabata & Co. Ltd.	26,100	543,213
I-Net Corp.	1,500	19,254
INFRONEER Holdings, Inc.	126,400	977,205
Innotech Corp.	1,800	16,590
Internet Initiative Japan, Inc.	900	15,279
Inui Global Logistics Co. Ltd.(2)	11,400	112,219
I-PEX, Inc.(2)	2,800	55,207
I'rom Group Co. Ltd.(1)	200	3,715
Ise Chemicals Corp.(2)	700	109,958
Ishihara Sangyo Kaisha Ltd.	15,400	175,021
Ito En Ltd.	25,400	559,348
Ito En Ltd., Preference Shares	800	10,028
Itochu Enex Co. Ltd.	13,000	135,015
Itochu-Shokuhin Co. Ltd.	2,200	109,993
IwaiCosmo Holdings, Inc.	8,800	146,529
Iwatani Corp.	27,500	287,654
Iyogin Holdings, Inc.	8,400	92,073
Izumi Co. Ltd.(2)	14,700	300,439
J Front Retailing Co. Ltd.(2)	99,500	1,301,563
J Trust Co. Ltd.	15,700	43,874
Jaccs Co. Ltd.(2)	16,300	424,422
JAFCO Group Co. Ltd.	800	12,305
Japan Aviation Electronics Industry Ltd.(2)	15,000	268,310
Japan Lifeline Co. Ltd.	7,400	76,872
Japan Petroleum Exploration Co. Ltd.(2)	96,500	733,351
Japan Pulp & Paper Co. Ltd.	30,400	121,252
Japan Transcity Corp.	2,000	12,208
Japan Wool Textile Co. Ltd.	1,300	11,505
JDC Corp.	2,900	9,357
JGC Holdings Corp.	46,600	344,963
JM Holdings Co. Ltd.	2,900	44,982
J-Oil Mills, Inc.	9,600	128,028
Joshin Denki Co. Ltd.	7,300	105,749
JSB Co. Ltd.	2,200	47,151
JSP Corp.	5,600	77,335
JTEKT Corp.	122,600	930,247
Juroku Financial Group, Inc.	11,800	354,201
JVCKenwood Corp.	123,200	1,118,552
Kaga Electronics Co. Ltd.	1,000	17,722
Kamei Corp.	6,600	84,918
134

Avantis International Small Cap Value Fund
	Shares	Value
Kanadevia Corp.(2)	110,700	$674,463
Kanamoto Co. Ltd.	26,000	520,174
Kandenko Co. Ltd.	3,000	50,541
Kaneka Corp.	27,100	675,237
Kanematsu Corp.	45,200	751,345
Kanto Denka Kogyo Co. Ltd.	31,100	183,740
Kato Sangyo Co. Ltd.	15,200	459,539
Kawada Technologies, Inc.	8,500	172,070
Kawai Musical Instruments Manufacturing Co. Ltd.	600	12,224
Kawasaki Heavy Industries Ltd.	2,100	105,974
Keihan Holdings Co. Ltd.(2)	54,900	1,229,114
Keihanshin Building Co. Ltd.	200	1,896
Keiyo Bank Ltd.	19,400	107,089
Kenko Mayonnaise Co. Ltd.	2,000	25,536
KH Neochem Co. Ltd.	17,600	292,087
Kitz Corp.	38,300	291,113
Kiyo Bank Ltd.	24,100	347,481
Koei Chemical Co. Ltd.	200	3,157
Kohnan Shoji Co. Ltd.(2)	12,700	305,518
Kojima Co. Ltd.(2)	14,400	95,003
Komeri Co. Ltd.	7,300	139,125
Konica Minolta, Inc.	251,300	885,262
Konishi Co. Ltd.	15,400	125,899
Konoike Transport Co. Ltd.	12,600	247,978
KPP Group Holdings Co. Ltd.	25,500	114,185
Krosaki Harima Corp.	8,000	136,844
KRS Corp.	1,700	21,262
K's Holdings Corp.	72,400	674,515
Kumagai Gumi Co. Ltd.	26,700	682,776
Kurabo Industries Ltd.	7,400	305,270
Kuraray Co. Ltd.	104,500	1,314,822
Kureha Corp.	22,700	424,276
Kurimoto Ltd.	3,700	118,075
KYB Corp.	27,900	537,699
Kyoei Steel Ltd.	9,700	127,130
Kyokuto Securities Co. Ltd.	2,100	23,106
Kyokuyo Co. Ltd.	1,300	35,684
Kyudenko Corp.	6,900	207,275
Kyushu Financial Group, Inc.	31,800	151,809
Kyushu Leasing Service Co. Ltd.	1,800	12,069
Lacto Japan Co. Ltd.	1,600	30,575
Life Corp.(2)	24,200	294,555
Lintec Corp.	7,600	145,732
Look Holdings, Inc.	1,600	23,878
Macnica Holdings, Inc.	53,100	642,795
Mamiya-Op Co. Ltd.	400	4,090
Marubun Corp.	700	4,716
Marudai Food Co. Ltd.	6,400	70,216
Maruha Nichiro Corp.	31,600	657,336
Maruzen Showa Unyu Co. Ltd.(2)	4,700	183,781
Matsuda Sangyo Co. Ltd.	5,900	121,114
Maxell Ltd.	11,100	139,192
MCJ Co. Ltd.	19,600	176,942
Mebuki Financial Group, Inc.	252,400	1,070,659
135

Avantis International Small Cap Value Fund
	Shares	Value
Megachips Corp.	200	$6,567
Megmilk Snow Brand Co. Ltd.(2)	24,000	411,433
Meidensha Corp.	500	15,913
Meiji Shipping Group Co. Ltd.	4,400	17,905
Meiko Electronics Co. Ltd.(2)	7,200	346,612
Meisei Industrial Co. Ltd.	8,800	71,540
Meiwa Corp.	5,100	24,129
MIMAKI ENGINEERING Co. Ltd.	10,900	104,895
Ministop Co. Ltd.	800	8,797
Miraial Co. Ltd.	1,700	14,556
Mirait One Corp.	48,200	715,125
Mitsuba Corp.	24,600	129,963
Mitsubishi Kakoki Kaisha Ltd.	3,500	86,372
Mitsubishi Logisnext Co. Ltd.(2)	16,400	209,793
Mitsubishi Materials Corp.(2)	44,600	710,621
Mitsubishi Paper Mills Ltd.(2)	11,100	48,171
Mitsubishi Research Institute, Inc.	1,600	50,083
Mitsubishi Shokuhin Co. Ltd.	8,000	253,606
Mitsubishi Steel Manufacturing Co. Ltd.	1,900	20,773
Mitsui Matsushima Holdings Co. Ltd.(2)	5,600	154,278
Mitsui Mining & Smelting Co. Ltd.	40,900	1,169,110
Mitsui-Soko Holdings Co. Ltd.(2)	13,600	705,123
Miyaji Engineering Group, Inc.(2)	11,400	138,087
Miyazaki Bank Ltd.	3,700	81,511
Mizuho Leasing Co. Ltd.	80,000	550,995
Mizuho Medy Co. Ltd.	2,800	26,869
Modec, Inc.	35,400	959,158
Morinaga Milk Industry Co. Ltd.	34,900	680,932
Moriroku Holdings Co. Ltd.	5,300	70,199
Morita Holdings Corp.	400	5,561
Mugen Estate Co. Ltd.	4,200	57,618
Musashi Seimitsu Industry Co. Ltd.	33,200	570,674
Musashino Bank Ltd.	10,200	209,677
Nachi-Fujikoshi Corp.	6,900	153,156
Nafco Co. Ltd.	1,100	13,388
Nagase & Co. Ltd.	46,700	857,803
Nagoya Railroad Co. Ltd.	127,500	1,502,394
Nakayama Steel Works Ltd.	19,500	99,919
Namura Shipbuilding Co. Ltd.(2)	33,000	437,776
Nankai Electric Railway Co. Ltd.(2)	48,900	819,549
Nanto Bank Ltd.	3,300	76,995
Nasu Denki Tekko Co. Ltd.	100	9,087
NEC Capital Solutions Ltd.(2)	3,000	77,422
NHK Spring Co. Ltd.(2)	20,100	225,531
Nichias Corp.	2,500	75,087
Nichicon Corp.(2)	13,100	109,551
Nichireki Group Co. Ltd.	1,100	16,543
Nichirin Co. Ltd.	2,700	62,972
Nihon Chouzai Co. Ltd.	1,200	10,729
Nihon Dempa Kogyo Co. Ltd.	8,800	49,804
Nihon Dengi Co. Ltd.	200	4,985
Nihon Flush Co. Ltd.	400	2,136
Nihon House Holdings Co. Ltd.	7,900	17,230
Nihon Tokushu Toryo Co. Ltd.	500	4,632
136

Avantis International Small Cap Value Fund
	Shares	Value
Nikkiso Co. Ltd.	7,500	$60,008
Nikkon Holdings Co. Ltd.(2)	39,800	618,035
Nippn Corp.	18,400	261,485
Nippon Beet Sugar Manufacturing Co. Ltd.	200	3,109
Nippon Carbide Industries Co., Inc.	2,400	30,178
Nippon Chemical Industrial Co. Ltd.	2,800	42,291
Nippon Chemi-Con Corp.(1)(2)	6,900	40,665
Nippon Coke & Engineering Co. Ltd.(2)	122,200	73,622
Nippon Concrete Industries Co. Ltd.	2,500	5,997
Nippon Denko Co. Ltd.	29,300	53,805
Nippon Densetsu Kogyo Co. Ltd.	6,500	91,357
Nippon Kayaku Co. Ltd.	19,900	178,828
Nippon Light Metal Holdings Co. Ltd.	38,000	394,395
Nippon Paper Industries Co. Ltd.	80,900	544,063
Nippon Seiki Co. Ltd.	1,600	11,918
Nippon Shokubai Co. Ltd.(2)	73,000	886,736
Nippon Television Holdings, Inc.	8,100	151,585
Nippon Yakin Kogyo Co. Ltd.(2)	10,600	292,164
Nipro Corp.	58,600	510,815
Nishi-Nippon Financial Holdings, Inc.	49,700	656,078
Nishi-Nippon Railroad Co. Ltd.(2)	19,900	287,461
Nishio Holdings Co. Ltd.(2)	15,200	415,445
Nissan Shatai Co. Ltd.	46,400	316,286
Nisshin Oillio Group Ltd.	13,900	443,904
Nissin Corp.	1,900	55,058
Nissui Corp.	159,100	908,409
Niterra Co. Ltd.	7,000	206,552
Nittetsu Mining Co. Ltd.(2)	5,700	222,438
Nojima Corp.	39,300	650,989
NOK Corp.	40,700	620,336
Noritake Co. Ltd.	3,700	87,803
Noritsu Koki Co. Ltd.	7,100	213,115
North Pacific Bank Ltd.	71,300	248,244
NPR-RIKEN Corp.	4,800	82,549
NS United Kaiun Kaisha Ltd.(2)	6,600	176,344
NSK Ltd.	44,200	186,039
NTN Corp.(2)	256,700	408,347
Ogaki Kyoritsu Bank Ltd.	1,200	17,649
Oisix ra daichi, Inc.(1)	14,000	118,303
Oji Holdings Corp.	11,700	48,337
Oki Electric Industry Co. Ltd.	58,000	357,860
Okinawa Cellular Telephone Co.	10,500	289,144
Okinawa Financial Group, Inc.	5,800	96,903
Okura Industrial Co. Ltd.	2,900	68,643
Okuwa Co. Ltd.(2)	2,200	11,091
Olympic Group Corp.	500	1,463
Onoken Co. Ltd.	3,900	38,087
Onward Holdings Co. Ltd.(2)	32,600	117,150
Orient Corp.(2)	28,170	152,385
Oriental Shiraishi Corp.	13,400	33,503
Osaka Steel Co. Ltd.	14,500	272,098
Pacific Industrial Co. Ltd.(2)	28,600	267,046
Pack Corp.	600	12,930
PAL GROUP Holdings Co. Ltd.	10,100	207,574
137

Avantis International Small Cap Value Fund
	Shares	Value
Pasona Group, Inc.	5,100	$68,927
Penta-Ocean Construction Co. Ltd.(2)	176,500	772,386
PILLAR Corp.(2)	7,100	166,554
Press Kogyo Co. Ltd.	53,100	204,209
Prima Meat Packers Ltd.	13,000	189,302
PS Construction Co. Ltd.	12,400	118,936
Raito Kogyo Co. Ltd.	300	5,060
Raiznext Corp.	700	7,359
Rasa Industries Ltd.	2,500	43,116
Rengo Co. Ltd.	134,700	717,446
RENOVA, Inc.(1)(2)	7,800	35,698
Resorttrust, Inc.	29,600	610,963
Restar Corp.	8,200	130,825
Retail Partners Co. Ltd.	2,700	23,008
Ricoh Leasing Co. Ltd.	9,300	321,047
Riken Technos Corp.	15,500	111,914
Round One Corp.	97,400	738,471
Ryobi Ltd.	12,800	190,807
RYODEN Corp.(2)	3,100	49,768
Sakai Chemical Industry Co. Ltd.	9,000	163,957
Sakata INX Corp.	25,400	309,720
Sakura Internet, Inc.(2)	300	8,124
Sala Corp.	13,400	71,290
San Holdings, Inc.	800	6,522
San ju San Financial Group, Inc.	9,800	146,045
San-A Co. Ltd.	5,400	108,395
San-Ai Obbli Co. Ltd.	26,800	313,027
Sangetsu Corp.	5,400	103,669
San-In Godo Bank Ltd.	43,100	361,597
Sanix, Inc.(1)	1,600	2,589
Sanken Electric Co. Ltd.(1)	3,700	145,074
Sanki Engineering Co. Ltd.	27,600	615,154
Sanko Gosei Ltd.	1,200	5,186
Sankyo Frontier Co. Ltd.	400	5,447
Sankyo Tateyama, Inc.	9,200	36,215
Sankyu, Inc.	25,500	1,001,675
Sanoh Industrial Co. Ltd.(2)	16,400	69,891
Sansha Electric Manufacturing Co. Ltd.	2,000	11,809
Sanwa Holdings Corp.	27,100	885,284
Sanyo Chemical Industries Ltd.	4,100	108,841
Sanyo Denki Co. Ltd.	3,600	210,234
Sanyo Special Steel Co. Ltd.	8,500	155,924
Sanyo Trading Co. Ltd.	7,400	71,429
Sato Holdings Corp.	12,400	170,854
Sawai Group Holdings Co. Ltd.	14,000	178,368
SBI Leasing Services Co. Ltd.	1,200	26,684
SBI Sumishin Net Bank Ltd.	14,400	399,628
SBS Holdings, Inc.	600	11,317
Scroll Corp.	5,900	40,701
SEC Carbon Ltd.	2,000	29,033
Seed Co. Ltd.	1,600	5,279
Seika Corp.	3,500	104,846
Seiko Electric Co. Ltd.	1,500	11,384
Seiko Group Corp.(2)	16,800	520,454
138

Avantis International Small Cap Value Fund
	Shares	Value
Seino Holdings Co. Ltd.	5,600	$84,437
Sekisui Kasei Co. Ltd.	2,100	4,996
SEMITEC Corp.	800	9,740
Senko Group Holdings Co. Ltd.	85,900	824,072
Senshu Electric Co. Ltd.	4,400	140,669
Senshu Ikeda Holdings, Inc.	143,300	393,705
Shibaura Electronics Co. Ltd.	100	3,034
Shibaura Machine Co. Ltd.	16,100	383,973
Shibaura Mechatronics Corp.	2,300	126,334
Shibusawa Logistics Corp.	100	2,109
Shibuya Corp.	5,300	116,361
Shikoku Bank Ltd.	7,700	60,240
Shikoku Kasei Holdings Corp.	15,100	188,503
Shin Nippon Air Technologies Co. Ltd.	9,200	102,161
Shin Nippon Biomedical Laboratories Ltd.	1,000	9,975
Shinagawa Refractories Co. Ltd.	11,100	129,949
Shinmaywa Industries Ltd.	37,800	338,557
Shinnihon Corp.	5,800	58,222
Shinsho Corp.	400	16,023
Shinwa Co. Ltd.	1,000	19,033
Ship Healthcare Holdings, Inc.	3,900	50,088
Showa Sangyo Co. Ltd.	9,700	181,860
Siix Corp.	13,200	93,419
Sinfonia Technology Co. Ltd.	6,100	239,902
SK-Electronics Co. Ltd.(2)	3,000	45,517
SKY Perfect JSAT Holdings, Inc.(2)	112,000	784,856
Soda Nikka Co. Ltd.	4,000	29,936
Soken Chemical & Engineering Co. Ltd.	800	17,583
Sotetsu Holdings, Inc.	38,400	574,105
Starts Corp., Inc.	16,100	437,072
St-Care Holding Corp.	1,900	9,307
Stella Chemifa Corp.	1,700	47,130
Studio Alice Co. Ltd.(2)	700	9,387
Subaru Enterprise Co. Ltd.	500	11,415
Sumida Corp.	14,100	87,505
Sumiseki Holdings, Inc.(2)	11,000	55,064
Sumitomo Densetsu Co. Ltd.(2)	6,300	187,973
Sumitomo Osaka Cement Co. Ltd.(2)	24,200	566,032
Sumitomo Riko Co. Ltd.(2)	29,800	323,923
Sumitomo Seika Chemicals Co. Ltd.(2)	2,500	82,596
Sumitomo Warehouse Co. Ltd.(2)	600	10,985
Sun Corp.	500	24,378
Sun Frontier Fudousan Co. Ltd.	6,000	77,672
Sun-Wa Technos Corp.(2)	1,300	18,828
Suruga Bank Ltd.(2)	20,900	184,959
Suzuken Co. Ltd.	10,300	326,907
SWCC Corp.	17,300	704,617
T RAD Co. Ltd.	1,600	39,914
Tachibana Eletech Co. Ltd.	200	3,311
Tachikawa Corp.	400	3,788
Tachi-S Co. Ltd.	18,000	211,929
Taiheiyo Cement Corp.	53,300	1,392,180
Taiho Kogyo Co. Ltd.	1,500	6,144
Taikisha Ltd.	10,600	309,776
139

Avantis International Small Cap Value Fund
	Shares	Value
Taisei Oncho Co. Ltd.(2)	1,000	$25,423
Taiyo Holdings Co. Ltd.	800	21,046
Takamatsu Construction Group Co. Ltd.(2)	400	7,164
Takamiya Co. Ltd.	1,000	2,702
Takaoka Toko Co. Ltd.(2)	1,900	25,595
Takara Standard Co. Ltd.	14,600	164,328
Takasago International Corp.	10,400	469,178
Takasago Thermal Engineering Co. Ltd.	8,000	279,342
Takashimaya Co. Ltd.(2)	147,400	1,214,486
Take & Give Needs Co. Ltd.	2,600	16,332
Tamron Co. Ltd.(2)	5,400	133,705
Tamura Corp.(2)	15,500	56,050
Tanseisha Co. Ltd.	1,400	8,198
Teijin Ltd.	155,800	1,371,344
Tekken Corp.	2,100	35,849
Tenma Corp.	600	10,175
Tera Probe, Inc.	2,300	52,252
Tess Holdings Co. Ltd.	3,100	5,349
Tigers Polymer Corp.	900	4,337
Toa Corp.	37,900	340,420
TOA ROAD Corp.	1,400	13,935
Toagosei Co. Ltd.	30,100	278,509
TOBISHIMA HOLDINGS, Inc.	1,900	21,734
Toenec Corp.	16,600	106,578
Toho Co. Ltd.	2,800	47,004
Toho Holdings Co. Ltd.	27,200	761,275
Tokai Carbon Co. Ltd.(2)	167,600	1,025,389
TOKAI Holdings Corp.(2)	56,400	351,006
Tokai Rika Co. Ltd.	32,000	474,789
Tokuyama Corp.	41,600	746,237
Tokyo Kiraboshi Financial Group, Inc.	17,800	592,221
Tokyo Steel Manufacturing Co. Ltd.	36,400	390,071
Tokyo Tekko Co. Ltd.(2)	5,700	223,855
Tokyotokeiba Co. Ltd.	11,600	342,020
Toli Corp.	1,800	5,565
Tomen Devices Corp.(2)	700	28,115
Tomoku Co. Ltd.(2)	300	4,672
TOMONY Holdings, Inc.	93,600	314,872
Tomy Co. Ltd.(2)	900	21,852
Tonami Holdings Co. Ltd.(2)	300	15,729
Topre Corp.	27,400	335,572
Topy Industries Ltd.(2)	7,900	110,813
Torishima Pump Manufacturing Co. Ltd.(2)	8,600	128,491
Toshiba TEC Corp.	1,400	28,135
Totech Corp.	10,000	161,501
Totetsu Kogyo Co. Ltd.	1,100	22,477
Toyo Engineering Corp.	16,600	77,081
Toyo Seikan Group Holdings Ltd.	28,100	441,458
Toyo Tire Corp.	73,500	1,235,553
Toyobo Co. Ltd.(2)	52,400	338,718
Toyoda Gosei Co. Ltd.	42,000	743,946
Toyota Boshoku Corp.	64,700	868,703
TPR Co. Ltd.	11,800	181,793
Traders Holdings Co. Ltd.	4,600	27,965
140

Avantis International Small Cap Value Fund
	Shares	Value
TRE Holdings Corp.	27,424	$298,947
Trusco Nakayama Corp.	19,200	253,427
TS Tech Co. Ltd.	46,600	535,465
Tsubakimoto Chain Co.	42,900	547,400
Tsuburaya Fields Holdings, Inc.(2)	8,300	84,329
Tsugami Corp.	21,100	249,987
Tsukishima Holdings Co. Ltd.	12,300	129,697
Tsukuba Bank Ltd.	18,800	30,023
Tsuzuki Denki Co. Ltd.	300	4,660
TV Asahi Holdings Corp.	5,400	91,318
Tv Tokyo Holdings Corp.	1,000	23,208
UACJ Corp.	29,900	1,039,656
UBE Corp.(2)	18,600	276,476
Uchida Yoko Co. Ltd.	3,900	179,449
UEX Ltd.	3,400	20,772
Unipres Corp.	23,400	163,999
United Arrows Ltd.	14,000	200,370
UNITED, Inc.	800	4,288
Valor Holdings Co. Ltd.	23,800	358,745
Vertex Corp.	3,000	35,820
Vital KSK Holdings, Inc.	5,300	41,487
VT Holdings Co. Ltd.	41,800	143,029
Wacom Co. Ltd.	32,500	135,315
Wakita & Co. Ltd.(2)	8,200	92,319
Warabeya Nichiyo Holdings Co. Ltd.(2)	4,700	64,264
Wellnet Corp.	5,000	24,734
Willplus Holdings Corp.	900	5,896
Xebio Holdings Co. Ltd.	200	1,628
Yahagi Construction Co. Ltd.	2,600	21,834
YAMABIKO Corp.	21,300	354,333
Yamada Holdings Co. Ltd.	3,100	8,884
Yamae Group Holdings Co. Ltd.	6,600	100,807
Yamaichi Electronics Co. Ltd.	6,300	88,067
Yamax Corp.	2,200	24,066
Yellow Hat Ltd.(2)	3,900	73,126
Yokogawa Bridge Holdings Corp.	24,800	425,893
Yokohama Rubber Co. Ltd.(2)	16,200	361,674
Yokorei Co. Ltd.	24,000	136,226
Yorozu Corp.(2)	1,600	10,889
Yuasa Trading Co. Ltd.	8,100	244,243
Yurtec Corp.	19,100	202,206
Yushiro Chemical Industry Co. Ltd.(2)	1,500	20,249
Zacros Corp.(2)	8,900	245,286
Zenrin Co. Ltd.	4,700	30,889
		131,444,852
Netherlands — 1.2%
Acomo NV	1,185	23,543
AMG Critical Materials NV(2)	6,466	111,301
ASR Nederland NV	24,187	1,283,416
Basic-Fit NV(1)(2)	16,584	396,186
Brunel International NV(2)	2,533	27,280
Constellium SE(1)	18,474	210,234
Corbion NV	23,706	517,763
ForFarmers NV(2)	2,391	10,227
141

Avantis International Small Cap Value Fund
	Shares	Value
Fugro NV	29,380	$456,735
Kendrion NV(2)	2,765	28,992
Koninklijke Vopak NV	13,017	549,976
Nedap NV(2)	63	3,893
OCI NV	42,342	490,270
ProQR Therapeutics NV(1)	17,957	41,840
SBM Offshore NV(2)	33,424	703,543
SIF Holding NV(1)(2)	1,046	12,614
Sligro Food Group NV	2,450	27,191
Van Lanschot Kempen NV	2,008	96,136
		4,991,140
New Zealand — 0.6%
Air New Zealand Ltd.	2,125,454	743,045
Channel Infrastructure NZ Ltd.(2)	5,917	6,439
Fletcher Building Ltd.(1)(2)	357,873	683,262
KMD Brands Ltd.(1)(2)	13,702	2,922
Oceania Healthcare Ltd.(1)	371,672	139,381
PGG Wrightson Ltd.(1)	3,178	3,905
Ryman Healthcare Ltd.(1)(2)	147,847	255,589
SKY Network Television Ltd.	10,714	15,098
SKYCITY Entertainment Group Ltd.(2)	595,977	441,174
Warehouse Group Ltd.	4,116	2,275
		2,293,090
Norway — 1.8%
2020 Bulkers Ltd.	7,845	95,670
ABG Sundal Collier Holding ASA	52,525	32,746
Aker Solutions ASA	39,773	114,557
AMSC ASA(1)	5,422	12,221
Avance Gas Holding Ltd.	8,412	12,245
Belships ASA	3,254	5,913
Bluenord ASA(1)	6,751	399,725
BW LPG Ltd.	45,985	536,374
BW Offshore Ltd.	38,296	102,430
Cool Co. Ltd.	18,018	114,011
DNO ASA	383,571	423,176
DOF Group ASA(1)	11,363	89,786
Grieg Seafood ASA	3,641	15,366
Hoegh Autoliners ASA	77,662	528,193
Kid ASA	6,221	79,996
Klaveness Combination Carriers ASA	4,897	26,838
Kongsberg Automotive ASA(1)	262,738	33,429
MPC Container Ships ASA	285,447	455,978
Nordic Mining ASA(1)	48,538	99,906
Norske Skog ASA(1)	38,365	91,690
Norwegian Air Shuttle ASA	618,959	632,097
Odfjell Drilling Ltd.	21,263	115,355
Odfjell SE, Class A	5,807	50,034
Odfjell Technology Ltd.	6,441	26,111
OKEA ASA(1)	3,401	5,449
Panoro Energy ASA(1)	46,986	114,509
Rana Gruber ASA	14,305	91,225
Scatec ASA(1)	65,196	468,048
Sea1 offshore, Inc.	11,858	22,632
SpareBank 1 Nord Norge	57,275	675,415
142

Avantis International Small Cap Value Fund
	Shares	Value
SpareBank 1 SMN	32,306	$526,139
SpareBank 1 Sor-Norge ASA	622	8,785
Sparebanken More	1,335	11,584
Sparebanken Sor	4,452	79,353
Sparebanken Vest	1,609	20,332
Stolt-Nielsen Ltd.	10,056	236,841
TGS ASA	86,424	834,409
Wallenius Wilhelmsen ASA	36,719	280,836
		7,469,404
Portugal — 0.3%
CTT-Correios de Portugal SA	120,989	874,833
Ibersol SGPS SA	9	80
Mota-Engil SGPS SA(2)	93,868	291,243
Semapa-Sociedade de Investimento e Gestao	13,752	214,171
Sonae SGPS SA	33,219	34,911
		1,415,238
Singapore — 1.8%
BRC Asia Ltd.	5,500	12,253
Bumitama Agri Ltd.	185,600	112,606
Centurion Corp. Ltd.	10,500	7,706
China Sunsine Chemical Holdings Ltd.	27,500	9,670
CSE Global Ltd.	583,103	196,609
First Resources Ltd.	719,700	778,802
Food Empire Holdings Ltd.	18,700	15,777
Frencken Group Ltd.(2)	10,000	7,765
Geo Energy Resources Ltd.(2)	837,800	162,123
Golden Agri-Resources Ltd.	3,815,900	705,805
Hafnia Ltd.	51,317	220,077
Hong Fok Corp. Ltd.	54,400	34,125
Hong Leong Asia Ltd.	41,900	28,382
Hour Glass Ltd.	33,400	39,796
Hutchison Port Holdings Trust, U Shares	4,728,500	780,098
InnoTek Ltd.	9,200	2,930
ISDN Holdings Ltd.(2)	42,600	9,800
OUE Ltd.	15,900	11,375
Rex International Holding Ltd.(1)	1,715,700	214,611
RH PetroGas Ltd.(1)	232,700	28,510
Riverstone Holdings Ltd.	22,600	16,887
Samudera Shipping Line Ltd.	662,200	426,545
Sing Holdings Ltd.	11,800	3,142
Singapore Post Ltd.	10,800	4,493
Tuan Sing Holdings Ltd.	421,959	87,935
Wee Hur Holdings Ltd.(2)	1,003,400	354,741
Yangzijiang Financial Holding Ltd.	3,946,200	1,738,699
Yangzijiang Shipbuilding Holdings Ltd.	754,500	1,332,125
Yanlord Land Group Ltd.(1)	254,600	103,061
Yoma Strategic Holdings Ltd.(1)	748,200	41,648
		7,488,096
South Africa — 0.4%
Anglogold Ashanti PLC (New York)	61,249	1,805,008
Spain — 1.7%
Acerinox SA	98,133	1,148,728
Amper SA(1)(2)	49,658	6,982
Atresmedia Corp. de Medios de Comunicacion SA	28,212	144,797
143

Avantis International Small Cap Value Fund
	Shares	Value
Audax Renovables SA(2)	10,126	$16,610
Bankinter SA(2)	194,540	1,876,631
Construcciones y Auxiliar de Ferrocarriles SA	3,341	131,676
Deoleo SA(1)	10,719	2,222
Ence Energia y Celulosa SA(2)	53,443	185,292
Ercros SA	14,395	42,175
Gestamp Automocion SA(2)	62,142	170,908
Grupo Catalana Occidente SA	4,161	171,669
Laboratorios Farmaceuticos Rovi SA	2,845	156,385
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(2)	5,557	6,306
Melia Hotels International SA	9,648	73,237
Miquel y Costas & Miquel SA	1,905	25,530
Neinor Homes SA(1)(2)	2,909	45,804
Obrascon Huarte Lain SA(1)(2)	131,758	66,372
Prosegur Cia de Seguridad SA(2)	23,862	48,089
Sacyr SA	263,247	918,548
Soltec Power Holdings SA(1)(2)	5,373	6,680
Tecnicas Reunidas SA(1)	12,553	202,672
Tubacex SA(2)	5,749	22,950
Unicaja Banco SA	319,404	554,581
Vidrala SA	4,033	415,386
Viscofan SA(2)	5,290	332,963
		6,773,193
Sweden — 5.1%
AcadeMedia AB	57,254	418,305
Alleima AB	141,154	1,244,509
Alligo AB, Class B	8,097	104,984
Annehem Fastigheter AB, B Shares(1)	682	1,074
AQ Group AB	12,049	186,760
Arise AB	3,286	12,025
Arjo AB, B Shares	17,212	62,724
Atrium Ljungberg AB, B Shares	592	9,904
Avanza Bank Holding AB	11,533	347,021
Beijer Alma AB	925	17,090
Better Collective AS(1)	1,154	11,827
BICO Group AB(1)	291	989
Bilia AB, A Shares	43,426	552,654
Billerud Aktiebolag	118,109	1,314,360
BioGaia AB, B Shares	24,794	286,316
Bonava AB, B Shares(1)	60,273	56,855
Bufab AB	14,571	612,568
Bulten AB	1,926	12,490
Bure Equity AB	27,190	901,861
Byggmax Group AB	14,631	67,630
Cibus Nordic Real Estate AB publ(2)	30,827	465,594
Cint Group AB(1)(2)	78,119	49,242
Clas Ohlson AB, B Shares	31,976	719,109
Cloetta AB, B Shares	10,792	27,771
Corem Property Group AB, B Shares(2)	306,557	148,787
Dios Fastigheter AB(1)	43,922	292,467
Dynavox Group AB(1)	28,285	167,349
Elanders AB, B Shares	400	2,856
Electrolux AB, B Shares(1)	73,793	631,303
Electrolux Professional AB, B Shares	2,474	17,308
144

Avantis International Small Cap Value Fund
	Shares	Value
Fastighetsbolaget Emilshus AB, Class B(1)	1,161	$5,551
G5 Entertainment AB	3,291	43,522
Granges AB	79,010	1,006,019
Hexatronic Group AB(1)(2)	74,057	214,040
Hoist Finance AB(1)	27,835	195,776
Hufvudstaden AB, A Shares(2)	437	4,937
JM AB(2)	27,119	380,133
Loomis AB	48,084	1,855,120
Maha Energy AB(1)	15,860	7,760
MEKO AB	20,732	233,425
Mycronic AB	5,912	250,246
NCC AB, B Shares	58,510	1,061,748
Neobo Fastigheter AB(1)	12,453	19,462
Net Insight AB, B Shares(1)	16,083	7,288
New Wave Group AB, B Shares(2)	53,082	542,331
Nobia AB(1)	21,831	7,994
Norion Bank AB(1)	18,091	69,004
Note AB(1)(2)	9,261	133,171
NP3 Fastigheter AB	9,293	226,194
Nyfosa AB(1)	75,900	701,276
Pandox AB(2)	41,855	779,942
Paradox Interactive AB	27,158	526,506
Peab AB, Class B	135,931	1,022,306
Platzer Fastigheter Holding AB, B Shares	10,720	83,918
RaySearch Laboratories AB	16,657	387,067
Rusta AB	23,905	177,702
Rvrc Holding AB	13,902	56,607
Samhallsbyggnadsbolaget i Norden AB(2)	89,261	34,005
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	43,927	25,888
Scandi Standard AB	23,842	187,901
SkiStar AB(2)	35,477	557,870
Solid Forsakring AB	4,180	32,730
Stendorren Fastigheter AB(1)	511	9,867
Storytel AB(1)	13,296	115,696
TF Bank AB(1)	741	25,740
Troax Group AB	6,847	123,351
Truecaller AB, B Shares	64,853	492,882
Viaplay Group AB, B Shares(1)(2)	736,696	57,966
Wihlborgs Fastigheter AB	37,036	358,828
Yubico AB(1)(2)	1,054	21,925
		20,787,426
Switzerland — 3.9%
ALSO Holding AG	2,149	665,685
Arbonia AG(1)	25,598	357,987
Ascom Holding AG	110	465
Autoneum Holding AG	3,138	456,301
Bell Food Group AG	1,040	288,636
Bellevue Group AG(2)	642	9,788
Bossard Holding AG, Class A	3,078	686,837
Bucher Industries AG	1,145	489,011
Burckhardt Compression Holding AG	911	635,718
Burkhalter Holding AG	1,047	117,664
Bystronic AG	174	58,577
Cembra Money Bank AG	9,307	998,985
145

Avantis International Small Cap Value Fund
	Shares	Value
Clariant AG(1)	102,849	$1,143,007
Coltene Holding AG(1)	353	20,991
Daetwyler Holding AG, Bearer Shares(2)	623	86,446
DKSH Holding AG	12,058	955,625
dormakaba Holding AG	925	671,454
EFG International AG(1)	45,915	714,933
Feintool International Holding AG	531	7,125
Forbo Holding AG	449	462,635
Gurit Holding AG, Bearer Shares(2)	8	144
Huber & Suhner AG	794	68,813
Implenia AG	3,284	133,178
Interroll Holding AG	76	182,984
Kardex Holding AG	390	113,131
Komax Holding AG(2)	759	104,954
Leonteq AG(2)	895	17,928
Liechtensteinische Landesbank AG	921	79,880
Mobimo Holding AG	462	157,568
Montana Aerospace AG(1)	5,536	107,380
Orior AG(2)	2,236	73,918
Phoenix Mecano AG	17	8,110
Rieter Holding AG	435	42,248
Schweiter Technologies AG	114	56,428
Sensirion Holding AG(1)(2)	128	8,659
Siegfried Holding AG	318	340,500
St. Galler Kantonalbank AG	370	194,443
Stadler Rail AG(2)	29,209	664,305
Swissquote Group Holding SA	7,213	2,956,127
TX Group AG	163	37,735
u-blox Holding AG(2)	1,524	128,983
Valiant Holding AG	7,295	935,620
Vontobel Holding AG	3,621	266,601
V-ZUG Holding AG(1)	209	11,468
Zehnder Group AG	3,687	221,364
		15,740,339
United Kingdom — 12.0%
Alpha Group International PLC	3,929	135,151
Anglo Asian Mining PLC(1)	5,959	8,789
ASOS PLC(1)	27,269	115,062
Atalaya Mining Copper SA(2)	16,376	75,122
Barratt Redrow PLC	56,166	303,801
Bellway PLC	9,342	277,438
Bodycote PLC	68,936	560,552
boohoo Group PLC(1)(2)	294,024	100,330
Burford Capital Ltd.	7,690	119,964
Burford Capital Ltd. (London)	14,483	225,320
Capricorn Energy PLC	4,539	15,007
Central Asia Metals PLC	109,448	211,795
Close Brothers Group PLC(1)	86,655	362,799
CMC Markets PLC	41,032	106,902
Coats Group PLC	1,045,627	1,153,125
Computacenter PLC	22,422	606,970
Conduit Holdings Ltd.	13,786	68,712
DFS Furniture PLC	45,978	77,815
Diversified Energy Co. PLC	30,195	405,448
146

Avantis International Small Cap Value Fund
	Shares	Value
Dowlais Group PLC	170,896	$150,445
Dr. Martens PLC	214,645	179,333
Drax Group PLC	314,903	2,421,985
Dunelm Group PLC	16,450	202,010
easyJet PLC	125,327	799,670
Ecora Resources PLC(2)	39,689	29,725
Endeavour Mining PLC	20	396
Energean PLC	53,931	689,377
EnQuest PLC(1)	910,160	136,241
Essentra PLC	7,635	11,247
Ferrexpo PLC(1)	83,361	78,552
Firstgroup PLC(2)	471,749	949,953
Frasers Group PLC(1)	33,564	264,247
Funding Circle Holdings PLC(1)	43,207	57,831
Games Workshop Group PLC	267	48,280
Genel Energy PLC(1)	36,022	30,619
Georgia Capital PLC(1)	5,227	95,405
Grafton Group PLC	10,641	112,049
Greggs PLC	57,585	1,528,838
Gulf Keystone Petroleum Ltd.	147,251	352,090
Gulf Marine Services PLC(1)	63,232	14,205
Halfords Group PLC	66,644	102,492
Harbour Energy PLC	12,330	35,488
Hays PLC	287,650	256,334
Hikma Pharmaceuticals PLC	51,454	1,403,015
Hilton Food Group PLC	48,376	522,408
Hochschild Mining PLC(1)	144,771	337,047
Howden Joinery Group PLC	61,533	602,178
Ibstock PLC	86,303	176,776
IG Design Group PLC(1)	4,688	3,594
IG Group Holdings PLC	72,042	866,602
Impax Asset Management Group PLC	31,269	68,066
Inchcape PLC	229,225	1,961,627
Indivior PLC(1)	809	7,149
International Personal Finance PLC	39,417	64,819
IQE PLC(1)(2)	231,413	38,711
J D Wetherspoon PLC	51,472	386,017
Jadestone Energy PLC(1)	43,668	14,840
JET2 PLC	109,182	1,940,031
Johnson Matthey PLC	111,517	2,016,182
Johnson Service Group PLC	134,299	221,979
Jubilee Metals Group PLC(1)(2)	2,770	117
Just Group PLC	263,512	556,739
Keller Group PLC	45,423	753,563
Lancashire Holdings Ltd.	80,549	625,750
Lion Finance Group PLC	24,256	1,619,375
Liontrust Asset Management PLC	34,295	178,090
Man Group PLC	187,997	506,182
Marks & Spencer Group PLC	810,134	3,636,068
Marston's PLC(1)	117,354	62,601
McBride PLC(1)	21,423	39,061
Me Group International PLC(2)	131,339	320,293
Mears Group PLC	53,587	246,490
Mitchells & Butlers PLC(1)	157,574	442,118
147

Avantis International Small Cap Value Fund
	Shares	Value
Mitie Group PLC	112,589	$166,325
Molten Ventures PLC(1)	3,195	12,180
Morgan Advanced Materials PLC	82,640	224,609
Morgan Sindall Group PLC	1,323	55,659
Motorpoint group PLC(1)(2)	61	97
Nexxen International Ltd.(1)	28,322	230,623
Ninety One PLC	69,719	122,740
OSB Group PLC	208,992	1,180,989
Pagegroup PLC	147,145	594,389
Pan African Resources PLC	1,575,177	679,439
Paragon Banking Group PLC	110,209	1,050,010
Petra Diamonds Ltd.(1)(2)	46,129	15,705
Pinewood Technologies Group PLC	24,999	114,849
Plus500 Ltd.	49,567	1,749,207
PZ Cussons PLC(2)	4,899	4,891
Quilter PLC	909,731	1,731,111
Rathbones Group PLC	383	7,770
Reach PLC	171,737	184,779
RHI Magnesita NV	9,293	393,729
S4 Capital PLC(1)(2)	7,753	2,936
Secure Trust Bank PLC	121	660
Senior PLC	4,464	9,106
Serica Energy PLC	190,830	303,709
SIG PLC(1)	76,887	11,728
Sigmaroc PLC(1)	357,464	360,547
Speedy Hire PLC	138,940	33,019
Spire Healthcare Group PLC	5,688	16,230
St. James's Place PLC	32,862	440,432
SThree PLC	63,429	194,628
Synthomer PLC(1)	60,077	99,469
TBC Bank Group PLC	24,841	1,344,953
TI Fluid Systems PLC	280,276	692,026
TP ICAP Group PLC	315,932	1,035,039
Vanquis Banking Group PLC	20,176	13,460
Vertu Motors PLC	50,582	32,995
Vesuvius PLC	123,402	635,829
Victrex PLC	22,132	257,648
Vp PLC	235	1,673
Watches of Switzerland Group PLC(1)	54,519	329,501
Wickes Group PLC	139,560	277,810
Xaar PLC(1)	533	432
Yellow Cake PLC(1)	129,868	734,699
Young & Co.'s Brewery PLC, Class A	1,845	19,719
Yu Group PLC(2)	2,736	50,101
Zigup PLC	139,159	547,199
		49,059,051
United States — 0.4%
Chord Energy Corp.	4,951	565,899
Cleveland-Cliffs, Inc.(1)	1,384	15,003
Golar LNG Ltd.	29,554	1,133,100
		1,714,002
TOTAL COMMON STOCKS (Cost $354,325,004)		404,187,225
148

Avantis International Small Cap Value Fund
	Shares	Value
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)	27,855	$22,282
Webuild SpA(1)(2)	6,684	22,094
TOTAL WARRANTS (Cost $—)		44,376
RIGHTS — 0.0%
New Zealand — 0.0%
Ryman Healthcare Ltd.(1)	28,324	365
Sweden — 0.0%
AcadeMedia AB(1)	57,254	2,839
Cint Group AB(1)	156,238	22,419
		25,258
United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	101
TOTAL RIGHTS (Cost $33,647)		25,724
SHORT-TERM INVESTMENTS — 5.3%
Money Market Funds — 5.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,750,898	2,750,898
State Street Navigator Securities Lending Government Money Market Portfolio(3)	18,773,420	18,773,420
TOTAL SHORT-TERM INVESTMENTS (Cost $21,524,318)		21,524,318
TOTAL INVESTMENT SECURITIES — 104.2% (Cost $375,882,969)		425,781,643
OTHER ASSETS AND LIABILITIES — (4.2)%		(17,218,576)
TOTAL NET ASSETS — 100.0%		$408,563,067

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.7%
Materials	20.6%
Financials	17.0%
Consumer Discretionary	14.2%
Energy	9.7%
Consumer Staples	5.1%
Information Technology	3.7%
Health Care	1.9%
Communication Services	1.8%
Real Estate	1.7%
Utilities	1.5%
Short-Term Investments	5.3%
Other Assets and Liabilities	(4.2)%

149

Avantis International Small Cap Value Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	7	March 2025	$757,855	$(79,391)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $56,483,538. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $60,469,781, which includes securities collateral of $41,696,361.

See Notes to Financial Statements.
150

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Assets
Investment securities, at value (cost of $573,080,975 and $246,385,494, respectively) — including $24,505,493 and $42,768,432, respectively, of securities on loan	$592,727,186	$295,047,458
Investment made with cash collateral received for securities on loan, at value (cost of $9,819,539 and $24,511,506, respectively)	9,819,539	24,511,506
Total investment securities, at value (cost of $582,900,514 and $270,897,000, respectively)	602,546,725	319,558,964
Cash	—	4,961
Foreign currency holdings, at value (cost of $58,095 and $6,444, respectively)	57,918	6,418
Deposits with broker for futures contracts	45,708	30,472
Receivable for investments sold	84,336	22,523
Receivable for capital shares sold	1,827,996	170,033
Receivable for variation margin on futures contracts	13,141	8,761
Dividends and interest receivable	1,162,001	784,118
Securities lending receivable	70,659	13,378
	605,808,484	320,599,628

Liabilities
Payable for collateral received for securities on loan	9,819,539	24,511,506
Payable for investments purchased	—	10,097
Payable for capital shares redeemed	314,942	22,538
Accrued management fees	146,675	41,018
Accrued foreign taxes	1,594,189	—
	11,875,345	24,585,159

Net Assets	$593,933,139	$296,014,469

Net Assets Consist of:
Capital paid in	$587,646,754	$247,803,482
Distributable earnings (loss)	6,286,385	48,210,987
	$593,933,139	$296,014,469

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Emerging Markets Equity Fund
Institutional Class	$573,930,491	49,348,841	$11.63
G Class	$20,002,648	1,718,154	$11.64
Avantis International Equity Fund
Institutional Class	$234,726,504	18,865,104	$12.44
G Class	$61,287,965	4,925,273	$12.44

See Notes to Financial Statements.
151

FEBRUARY 28, 2025 (UNAUDITED)
Avantis International Small Cap Value Fund
Assets
Investment securities, at value (cost of $357,109,549) — including $56,483,538 of securities on loan	$407,008,223
Investment made with cash collateral received for securities on loan, at value (cost of $18,773,420)	18,773,420
Total investment securities, at value (cost of $375,882,969)	425,781,643
Foreign currency holdings, at value (cost of $55,778)	55,668
Deposits with broker for futures contracts	56,519
Receivable for capital shares sold	674,212
Receivable for variation margin on futures contracts	7,324
Dividends and interest receivable	1,020,100
Securities lending receivable	25,104
427,620,570

Liabilities
Payable for collateral received for securities on loan	18,773,420
Payable for investments purchased	26,406
Payable for capital shares redeemed	145,073
Accrued management fees	112,604
19,057,503

Net Assets	$408,563,067

Net Assets Consist of:
Capital paid in	$360,092,960
Distributable earnings (loss)	48,470,107
$408,563,067

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis International Small Cap Value Fund
Institutional Class	$408,555,407	32,067,664	$12.74
G Class	$7,660	601	$12.75

See Notes to Financial Statements.
152

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $676,950 and $282,972, respectively)	$4,858,580	$2,679,481
Securities lending, net	130,272	82,188
Interest	99,184	41,355
	5,088,036	2,803,024

Expenses:
Management fees	866,047	301,632
Other expenses	4,210	1,645
	870,257	303,277
Fees waived - G Class	(22,156)	(45,538)
	848,101	257,739

Net investment income (loss)	4,239,935	2,545,285

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $353,587 and $—, respectively)	2,238,711	1,479,147
Futures contract transactions	16,318	50,245
Foreign currency translation transactions	(104,080)	(88,911)
	2,150,949	1,440,481

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $4,094,976 and $—, respectively)	(17,495,788)	(1,890,455)
Futures contracts	(28,644)	(76,334)
Translation of assets and liabilities in foreign currencies	(6,456)	(27,609)
	(17,530,888)	(1,994,398)

Net realized and unrealized gain (loss)	(15,379,939)	(553,917)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,140,004)	$1,991,368

See Notes to Financial Statements.
153

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
Avantis International Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $572,730)	$5,514,434
Securities lending, net	160,117
Interest	77,135
5,751,686

Expenses:
Management fees	673,964
Other expenses	2,886
676,850
Fees waived - G Class	(13)
676,837

Net investment income (loss)	5,074,849

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,830,530
Futures contract transactions	158,768
Foreign currency translation transactions	(196,861)
3,792,437

Change in net unrealized appreciation (depreciation) on:
Investments	(6,952,121)
Futures contracts	(203,840)
Translation of assets and liabilities in foreign currencies	(28,529)
(7,184,490)

Net realized and unrealized gain (loss)	(3,392,053)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,682,796

See Notes to Financial Statements.
154

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis Emerging Markets Equity Fund		Avantis International Equity Fund
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$4,239,935	$9,953,053	$2,545,285	$6,927,967
Net realized gain (loss)	2,150,949	1,444,151	1,440,481	1,917,711
Change in net unrealized appreciation (depreciation)	(17,530,888)	46,552,158	(1,994,398)	33,340,093
Net increase (decrease) in net assets resulting from operations	(11,140,004)	57,949,362	1,991,368	42,185,771

Distributions to Shareholders
From earnings:
Institutional Class	(14,085,683)	(11,313,133)	(7,720,203)	(6,383,032)
G Class	(244,005)	(228,390)	(834,565)	(613,063)
Decrease in net assets from distributions	(14,329,688)	(11,541,523)	(8,554,768)	(6,996,095)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	137,619,387	129,660,088	48,946,806	22,620,345

Net increase (decrease) in net assets	112,149,695	176,067,927	42,383,406	57,810,021

Net Assets
Beginning of period	481,783,444	305,715,517	253,631,063	195,821,042
End of period	$593,933,139	$481,783,444	$296,014,469	$253,631,063

See Notes to Financial Statements.
155

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis International Small Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$5,074,849	$9,995,915
Net realized gain (loss)	3,792,437	9,022,757
Change in net unrealized appreciation (depreciation)	(7,184,490)	40,640,107
Net increase (decrease) in net assets resulting from operations	1,682,796	59,658,779

Distributions to Shareholders
From earnings:
Institutional Class	(15,522,243)	(9,485,099)
G Class	(333)	(251)
Decrease in net assets from distributions	(15,522,576)	(9,485,350)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	54,809,132	84,473,078

Net increase (decrease) in net assets	40,969,352	134,646,507

Net Assets
Beginning of period	367,593,715	232,947,208
End of period	$408,563,067	$367,593,715

See Notes to Financial Statements.
156

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity Fund, Avantis International Equity Fund and Avantis International Small Cap Value Fund (collectively, the funds) are three funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

157

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Emerging Markets Equity Fund
Common Stocks	$9,819,539	—	—	—	$9,819,539
Gross amount of recognized liabilities for securities lending transactions					$9,819,539

Avantis International Equity Fund
Common Stocks	$24,511,330	—	—	—	$24,511,330
Warrants	176	—	—	—	176
Total Borrowings	$24,511,506	—	—	—	$24,511,506
Gross amount of recognized liabilities for securities lending transactions					$24,511,506

Avantis International Small Cap Value Fund
Common Stocks	$18,753,467	—	—	—	$18,753,467
Warrants	19,953	—	—	—	19,953
Total Borrowings	$18,773,420	—	—	—	$18,773,420
Gross amount of recognized liabilities for securities lending transactions					$18,773,420
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

158

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 8% of the shares of Avantis International Equity Fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears.  The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 28, 2025, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Emerging Markets Equity Fund	0.33%	0.33%	0.00%
Avantis International Equity Fund	0.23%	0.23%	0.00%
Avantis International Small Cap Value Fund	0.36%	0.36%	0.00%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2025 were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Purchases	$161,276,885	$53,878,254	$63,882,542
Sales	$35,544,547	$10,657,471	$16,332,093

159

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis Emerging Markets Equity Fund
Institutional Class
Sold	14,575,908	$173,935,401	17,128,275	$200,260,686
Issued in reinvestment of distributions	1,171,119	13,971,449	1,064,132	11,184,029
Redeemed	(5,300,405)	(63,784,513)	(7,386,499)	(83,526,961)
	10,446,622	124,122,337	10,805,908	127,917,754
G Class
Sold	1,351,967	16,154,028	295,704	3,217,814
Issued in reinvestment of distributions	20,453	244,005	21,731	228,390
Redeemed	(246,144)	(2,900,983)	(144,602)	(1,703,870)
	1,126,276	13,497,050	172,833	1,742,334
Net increase (decrease)	11,572,898	$137,619,387	10,978,741	$129,660,088

Avantis International Equity Fund
Institutional Class
Sold	1,592,262	$19,172,751	5,274,184	$58,953,927
Issued in reinvestment of distributions	634,301	7,713,094	585,157	6,378,213
Redeemed	(1,420,698)	(17,249,367)	(4,138,446)	(47,672,912)
	805,865	9,636,478	1,720,895	17,659,228
G Class
Sold	4,187,362	50,696,894	847,207	9,498,648
Issued in reinvestment of distributions	68,632	834,565	56,245	613,063
Redeemed	(1,013,772)	(12,221,131)	(429,187)	(5,150,594)
	3,242,222	39,310,328	474,265	4,961,117
Net increase (decrease)	4,048,087	$48,946,806	2,195,160	$22,620,345

Avantis International Small Cap Value Fund
Institutional Class
Sold	5,863,800	$74,280,100	12,030,165	$142,270,840
Issued in reinvestment of distributions	1,228,632	15,517,621	856,815	9,484,941
Redeemed	(2,753,127)	(34,988,922)	(5,605,763)	(67,282,954)
	4,339,305	54,808,799	7,281,217	84,472,827
G Class
Issued in reinvestment of distributions	26	333	23	251
Net increase (decrease)	4,339,331	$54,809,132	7,281,240	$84,473,078

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
160

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Emerging Markets Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$14,121,284	$13,039,616	—
Chile	489,832	2,968,571	—
China	35,124,176	126,696,245	—
Colombia	271,318	540,068	—
Czech Republic	—	904,759	—
Egypt	—	379,831	—
Greece	—	3,626,577	—
Hong Kong	3,190	907,304	—
Hungary	—	1,655,057	—
India	9,979,779	108,766,719	—
Indonesia	611,394	7,971,438	—
Malaysia	—	10,566,362	—
Mexico	3,367,444	8,528,830	—
Peru	1,737,847	—	—
Philippines	164,388	3,301,133	—
Poland	—	6,808,053	—
Russia	—	6	—
Singapore	—	17,483	—
South Africa	2,284,793	18,038,738	—
South Korea	4,173,251	59,904,240	—
Taiwan	33,248,221	93,876,301	—
Thailand	—	9,817,723	—
Turkey	270,827	5,354,008	—
United States	1,861	—	—
Warrants	—	9,250	—
Rights	—	1,535	—
Short-Term Investments	13,017,273	—	—
	$118,866,878	$483,679,847	—
Liabilities
Other Financial Instruments
Futures Contracts	$23,742	—	—

161

Avantis International Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,405,138	$17,622,037	—
Austria	—	858,939	—
Belgium	619,191	2,080,035	—
Canada	—	31,131,224	—
Denmark	3,203,303	3,677,882	—
Finland	195,197	2,494,577	—
France	3,287,172	23,743,571	—
Germany	2,825,791	20,520,844	—
Hong Kong	89,167	4,826,842	—
Ireland	56,246	752,281	—
Israel	724,060	2,637,452	—
Italy	677,839	7,173,112	—
Japan	7,578,484	55,549,511	—
Netherlands	3,549,289	7,224,479	—
New Zealand	—	625,104	—
Norway	244,310	1,850,554	—
Portugal	—	490,044	—
Singapore	454,692	4,069,027	—
South Africa	92,506	—	—
Spain	2,245,160	5,198,541	—
Sweden	995,883	9,620,388	—
Switzerland	2,149,533	20,675,861	—
United Kingdom	16,533,583	22,091,855	—
United States	1,069,456	455,214	—
Warrants	—	2,582	—
Rights	23	550	—
Short-Term Investments	26,190,435	—	—
	$74,186,458	$245,372,506	—
Liabilities
Other Financial Instruments
Futures Contracts	$11,853	—	—

162

Avantis International Small Cap Value Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$112,583	$33,204,968	—
Austria	—	3,768,812	—
Belgium	—	4,875,814	—
Canada	—	39,435,629	—
China	—	14,169	—
Denmark	—	6,969,900	—
Finland	—	4,333,438	—
France	—	13,052,803	—
Germany	—	14,819,695	—
Hong Kong	—	6,070,263	—
Ireland	—	1,132,347	—
Israel	1,193,699	11,827,494	—
Italy	—	12,394,772	—
Japan	—	131,444,852	—
Netherlands	252,074	4,739,066	—
New Zealand	—	2,293,090	—
Norway	—	7,469,404	—
Portugal	—	1,415,238	—
Singapore	—	7,488,096	—
South Africa	1,805,008	—	—
Spain	—	6,773,193	—
Sweden	—	20,787,426	—
Switzerland	—	15,740,339	—
United Kingdom	119,964	48,939,087	—
United States	1,714,002	—	—
Warrants	—	44,376	—
Rights	101	25,623	—
Short-Term Investments	21,524,318	—	—
	$26,721,749	$399,059,894	—
Liabilities
Other Financial Instruments
Futures Contracts	$79,391	—	—

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis Emerging Markets Equity Fund	$1,135,990
Avantis International Equity Fund	$494,592
Avantis International Small Cap Value Fund	$1,080,276

163

Value of Derivative Instruments as of February 28, 2025

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$13,141	Payable for variation margin on futures contracts*	—

Avantis International Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$8,761	Payable for variation margin on futures contracts*	—

Avantis International Small Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$7,324	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$16,318	Change in net unrealized appreciation (depreciation) on futures contracts	$(28,644)

Avantis International Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$50,245	Change in net unrealized appreciation (depreciation) on futures contracts	$(76,334)

Avantis International Small Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$158,768	Change in net unrealized appreciation (depreciation) on futures contracts	$(203,840)

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis International Small Cap Value Fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

164

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Federal tax cost of investments	$590,821,981	$271,230,035	$382,184,612
Gross tax appreciation of investments	$76,578,046	$65,247,221	$73,676,820
Gross tax depreciation of investments	(64,853,302)	(16,918,292)	(30,079,789)
Net tax appreciation (depreciation) of investments	$11,724,744	$48,328,929	$43,597,031

For Avantis International Equity Fund, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. For Avantis Emerging Markets Equity Fund and Avantis International Small Cap Value Fund, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Emerging Markets Equity Fund	$(3,142,336)	$(4,467,105)
Avantis International Small Cap Value Fund	$(308,724)	—
165

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity Fund
Institutional Class
2025(3)	$12.20	0.10	(0.33)	(0.23)	(0.34)	$11.63	(1.96)%	0.33%	0.33%	1.61%	1.61%	7%	$573,930
2024	$10.72	0.32	1.55	1.87	(0.39)	$12.20	18.01%	0.33%	0.33%	2.83%	2.83%	10%	$474,544
2023	$10.35	0.35	0.37	0.72	(0.35)	$10.72	7.19%	0.34%	0.34%	3.36%	3.36%	13%	$301,211
2022	$13.35	0.44	(3.20)	(2.76)	(0.24)	$10.35	(20.98)%	0.33%	0.33%	3.84%	3.84%	4%	$238,858
2021	$10.32	0.29	2.93	3.22	(0.19)	$13.35	31.29%	0.33%	0.33%	2.29%	2.29%	9%	$118,866
2020(4)	$10.00	0.23	0.12	0.35	(0.03)	$10.32	3.57%	0.33%	0.33%	3.26%	3.26%	4%	$36,539
G Class
2025(3)	$12.23	0.12	(0.33)	(0.21)	(0.38)	$11.64	(1.80)%	0.00%	0.33%	1.94%	1.61%	7%	$20,003
2024	$10.75	0.36	1.54	1.90	(0.42)	$12.23	18.36%	0.00%	0.33%	3.16%	2.83%	10%	$7,239
2023	$10.38	0.39	0.36	0.75	(0.38)	$10.75	7.53%	0.01%	0.34%	3.69%	3.36%	13%	$4,505
2022	$13.38	0.53	(3.25)	(2.72)	(0.28)	$10.38	(20.69)%	0.00%	0.33%	4.17%	3.84%	4%	$2,757
2021(5)	$13.16	0.31	(0.09)	0.22	—	$13.38	1.67%	0.00%	0.33%	3.75%	3.42%	9%(6)	$189

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
(4)December 4, 2019 (fund inception) through August 31, 2020.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Equity Fund
Institutional Class
2025(3)	$12.85	0.12	(0.10)	0.02	(0.41)	(0.02)	(0.43)	$12.44	0.21%	0.23%	0.23%	1.90%	1.90%	4%	$234,727
2024	$11.16	0.35	1.70	2.05	(0.36)	—	(0.36)	$12.85	18.99%	0.23%	0.23%	3.02%	3.02%	10%	$231,981
2023	$9.80	0.36	1.22	1.58	(0.22)	—	(0.22)	$11.16	16.40%	0.23%	0.23%	3.36%	3.36%	7%	$182,313
2022	$12.51	0.37	(2.66)	(2.29)	(0.30)	(0.12)	(0.42)	$9.80	(18.92)%	0.23%	0.23%	3.31%	3.31%	6%	$122,850
2021	$9.78	0.27	2.64	2.91	(0.18)	—	(0.18)	$12.51	30.11%	0.23%	0.23%	2.35%	2.35%	13%	$77,422
2020(4)	$10.00	0.17	(0.38)	(0.21)	(0.01)	—	(0.01)	$9.78	(2.10)%	0.23%	0.23%	2.54%	2.54%	2%	$50,898
G Class
2025(3)	$12.86	0.12	(0.08)	0.04	(0.44)	(0.02)	(0.46)	$12.44	0.36%	0.00%	0.23%	2.13%	1.90%	4%	$61,288
2024	$11.18	0.38	1.69	2.07	(0.39)	—	(0.39)	$12.86	19.14%	0.00%	0.23%	3.25%	3.02%	10%	$21,650
2023	$9.81	0.38	1.24	1.62	(0.25)	—	(0.25)	$11.18	16.76%	0.00%	0.23%	3.59%	3.36%	7%	$13,508
2022	$12.52	0.44	(2.71)	(2.27)	(0.32)	(0.12)	(0.44)	$9.81	(18.72)%	0.00%	0.23%	3.54%	3.31%	6%	$9,867
2021(5)	$11.35	0.21	0.96	1.17	—	—	—	$12.52	10.31%	0.00%	0.23%	2.79%	2.56%	13%(6)	$656

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
(4)December 4, 2019 (fund inception) through August 31, 2020.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value Fund
Institutional Class
2025(3)	$13.26	0.17	(0.16)	0.01	(0.52)	(0.01)	(0.53)	$12.74	0.13%	0.36%	0.36%	2.71%	2.71%	4%	$408,555
2024	$11.39	0.40	1.88	2.28	(0.41)	—	(0.41)	$13.26	20.77%	0.36%	0.36%	3.39%	3.39%	26%	$367,586
2023	$10.23	0.44	1.07	1.51	(0.35)	—	(0.35)	$11.39	15.08%	0.36%	0.36%	4.04%	4.04%	29%	$232,941
2022	$12.75	0.38	(2.39)	(2.01)	(0.30)	(0.21)	(0.51)	$10.23	(16.31)%	0.36%	0.36%	3.31%	3.31%	44%	$151,813
2021	$9.32	0.27	3.31	3.58	(0.15)	—	(0.15)	$12.75	38.73%	0.36%	0.36%	2.33%	2.33%	34%	$131,702
2020(4)	$10.00	0.14	(0.78)	(0.64)	(0.04)	—	(0.04)	$9.32	(6.43)%	0.36%	0.36%	2.18%	2.18%	12%	$42,263
G Class
2025(3)	$13.29	0.20	(0.16)	0.04	(0.57)	(0.01)	(0.58)	$12.75	0.34%	0.00%	0.36%	3.07%	2.71%	4%	$8
2024	$11.42	0.45	1.87	2.32	(0.45)	—	(0.45)	$13.29	21.16%	0.00%	0.36%	3.75%	3.39%	26%	$8
2023	$10.26	0.46	1.09	1.55	(0.39)	—	(0.39)	$11.42	15.46%	0.00%	0.36%	4.40%	4.04%	29%	$6
2022	$12.77	0.42	(2.38)	(1.96)	(0.34)	(0.21)	(0.55)	$10.26	(15.92)%	0.00%	0.36%	3.67%	3.31%	44%	$5
2021(5)	$11.31	0.21	1.25	1.46	—	—	—	$12.77	12.91%	0.00%	0.36%	2.82%	2.46%	34%(6)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
(4)December 4, 2019 (fund inception) through August 31, 2020.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2025

Avantis® Core Fixed Income Fund
Institutional Class (AVIGX)
G Class (AVBNX)
Avantis® Short-Term Fixed Income Fund
Institutional Class (AVSFX)
G Class (AVGNX)

Schedules of Investments

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
CORPORATE BONDS — 62.4%
Aerospace and Defense — 0.9%
Lockheed Martin Corp., 1.85%, 6/15/30	$175,000	$152,590
Lockheed Martin Corp., 4.75%, 2/15/34	300,000	296,606
RTX Corp., 5.15%, 2/27/33	250,000	252,667
		701,863
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	99,924
Automobiles — 1.2%
American Honda Finance Corp., 5.05%, 7/10/31	350,000	354,057
Toyota Motor Credit Corp., 4.60%, 10/10/31	350,000	346,976
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	247,923
		948,956
Banks — 5.5%
African Development Bank, 0.875%, 3/23/26	100,000	96,640
African Development Bank, 3.50%, 9/18/29	100,000	97,603
Asian Development Bank, 2.00%, 4/24/26	200,000	195,321
Asian Development Bank, 2.375%, 8/10/27	16,000	15,395
Asian Development Bank, 3.625%, 8/28/29	100,000	98,152
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	100,000	99,090
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	100,000	101,728
Bank of Montreal, 5.51%, 6/4/31	150,000	155,027
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	201,151
Citibank NA, 5.57%, 4/30/34	300,000	310,511
Cooperatieve Rabobank UA, 5.50%, 7/18/25	250,000	250,877
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	100,045
Council of Europe Development Bank, 4.50%, 1/15/30	100,000	101,760
European Bank for Reconstruction & Development, 0.50%, 5/19/25	150,000	148,738
European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	100,102
European Investment Bank, 2.75%, 8/15/25	100,000	99,274
European Investment Bank, 4.50%, 10/16/28	100,000	101,490
HSBC USA, Inc., 5.625%, 3/17/25	250,000	250,068
Inter-American Development Bank, 0.625%, 7/15/25	150,000	147,943
Inter-American Development Bank, 3.125%, 9/18/28	100,000	96,938
Inter-American Development Bank, 1.125%, 1/13/31	150,000	126,440
International Bank for Reconstruction & Development, 0.375%, 7/28/25	150,000	147,606
International Bank for Reconstruction & Development, 4.00%, 1/10/31	156,000	154,588
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	100,000	99,559
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	150,000	148,658
Lloyds Banking Group PLC, 4.375%, 3/22/28	200,000	197,843
Nordic Investment Bank, 2.625%, 4/4/25	200,000	199,671
Oesterreichische Kontrollbank AG, 0.375%, 9/17/25	100,000	97,879
Oesterreichische Kontrollbank AG, 4.50%, 1/24/30	200,000	203,475
Toronto-Dominion Bank, 4.46%, 6/8/32	200,000	193,475
		4,337,047
Beverages — 1.9%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	242,663
Brown-Forman Corp., 4.75%, 4/15/33	500,000	493,479
2

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Constellation Brands, Inc., 4.90%, 5/1/33(1)	$300,000	$294,341
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 2/16/34	500,000	495,582
		1,526,065
Biotechnology — 1.0%
AbbVie, Inc., 4.875%, 3/15/30	100,000	101,230
AbbVie, Inc., 4.55%, 3/15/35	250,000	242,286
AbbVie, Inc., 5.20%, 3/15/35	150,000	153,313
Amgen, Inc., 5.60%, 3/2/43	250,000	251,973
Biogen, Inc., 2.25%, 5/1/30	78,000	68,821
		817,623
Broadline Retail — 0.1%
Amazon.com, Inc., 4.80%, 12/5/34	100,000	101,280
Building Products — 0.2%
Owens Corning, 3.875%, 6/1/30	150,000	143,524
Capital Markets — 3.7%
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	120,000	120,145
Blackrock, Inc., 2.10%, 2/25/32	75,000	63,347
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	105,914
Charles Schwab Corp., 1.95%, 12/1/31	120,000	100,503
Franklin Resources, Inc., 2.85%, 3/30/25	400,000	399,383
Goldman Sachs Group, Inc., 3.50%, 4/1/25	200,000	199,800
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	143,442
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	99,168
Intercontinental Exchange, Inc., 2.10%, 6/15/30	100,000	88,102
Intercontinental Exchange, Inc., 5.25%, 6/15/31	300,000	308,036
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	97,908
Lazard Group LLC, 6.00%, 3/15/31	350,000	365,335
Nasdaq, Inc., 5.55%, 2/15/34	262,000	271,667
S&P Global, Inc., 2.90%, 3/1/32	600,000	533,647
		2,896,397
Chemicals — 1.3%
CF Industries, Inc., 5.15%, 3/15/34	138,000	135,448
Dow Chemical Co., 4.25%, 10/1/34	100,000	91,969
Dow Chemical Co., 5.35%, 3/15/35(2)	200,000	199,540
LYB International Finance III LLC, 5.625%, 5/15/33	150,000	153,831
Mosaic Co., 5.375%, 11/15/28	275,000	281,330
Mosaic Co., 5.45%, 11/15/33	60,000	60,848
RPM International, Inc., 4.55%, 3/1/29	64,000	63,733
		986,699
Commercial Services and Supplies — 0.9%
Republic Services, Inc., 5.00%, 4/1/34	300,000	300,217
Rollins, Inc., 5.25%, 2/24/35(3)	75,000	75,654
Waste Management, Inc., 4.875%, 2/15/34(1)	300,000	300,692
		676,563
Communications Equipment — 0.9%
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	162,322
Cisco Systems, Inc., 5.50%, 1/15/40	400,000	414,131
Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	99,433
		675,886
Consumer Staples Distribution & Retail — 1.0%
Sysco Corp., 5.375%, 9/21/35	325,000	331,974
Walmart, Inc., 5.25%, 9/1/35	400,000	421,353
		753,327
3

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Diversified REITs — 2.1%
American Homes 4 Rent LP, 4.25%, 2/15/28	$66,000	$65,193
Brixmor Operating Partnership LP, 5.20%, 4/1/32(2)	200,000	200,901
Essex Portfolio LP, 5.375%, 4/1/35(1)	300,000	303,332
Extra Space Storage LP, 5.70%, 4/1/28	300,000	308,692
Host Hotels & Resorts LP, 3.50%, 9/15/30	400,000	368,807
Prologis LP, 2.25%, 4/15/30	115,000	102,604
Prologis LP, 5.125%, 1/15/34	150,000	151,322
Simon Property Group LP, 2.20%, 2/1/31	200,000	173,836
		1,674,687
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 2.75%, 6/1/31	120,000	106,631
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	200,000	234,804
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	144,663
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	131,724
		617,822
Electric Utilities — 4.4%
American Electric Power Co., Inc., 5.95%, 11/1/32	350,000	367,257
Arizona Public Service Co., 5.70%, 8/15/34	250,000	256,696
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	121,634
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	11,990
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	135,326
Constellation Energy Generation LLC, 6.25%, 10/1/39	200,000	211,519
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	58,953
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	106,887
Duke Energy Corp., 4.50%, 8/15/32	125,000	121,127
Duke Energy Corp., 5.45%, 6/15/34(1)	200,000	203,978
Exelon Corp., 5.125%, 3/15/31	150,000	151,860
Florida Power & Light Co., 5.30%, 6/15/34	100,000	102,564
Pacific Gas & Electric Co., 5.55%, 5/15/29	200,000	203,017
PacifiCorp, 6.25%, 10/15/37	150,000	158,671
PPL Electric Utilities Corp., 4.85%, 2/15/34	100,000	99,665
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	121,265
Puget Energy, Inc., 4.22%, 3/15/32	400,000	373,400
Southern Co., 3.70%, 4/30/30	150,000	142,755
Union Electric Co., 2.95%, 3/15/30	68,000	62,875
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	247,580
Wisconsin Electric Power Co., 4.60%, 10/1/34	200,000	194,854
		3,453,873
Electrical Equipment — 0.3%
Emerson Electric Co., 5.00%, 3/15/35(2)	200,000	201,946
Electronic Equipment, Instruments and Components — 0.5%
TD SYNNEX Corp., 2.65%, 8/9/31	400,000	341,907
Trimble, Inc., 4.90%, 6/15/28	62,000	62,330
		404,237
Energy Equipment and Services — 1.5%
Halliburton Co., 2.92%, 3/1/30	175,000	161,034
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	60,157
Schlumberger Investment SA, 4.85%, 5/15/33	600,000	598,537
Schlumberger Investment SA, 5.00%, 6/1/34	350,000	350,171
		1,169,899
Financial Services — 1.6%
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	259,475
Global Payments, Inc., 4.45%, 6/1/28	100,000	99,229
4

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Global Payments, Inc., 2.90%, 11/15/31	$275,000	$241,435
National Rural Utilities Cooperative Finance Corp., 5.00%, 8/15/34	200,000	199,043
Visa, Inc., 4.15%, 12/14/35	500,000	474,165
		1,273,347
Food Products — 1.3%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	62,051
Archer-Daniels-Midland Co., 2.90%, 3/1/32	300,000	265,411
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	88,884
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	75,073
Flowers Foods, Inc., 5.75%, 3/15/35	150,000	153,785
General Mills, Inc., 4.95%, 3/29/33	200,000	198,987
Kraft Heinz Foods Co., 5.20%, 3/15/32	150,000	152,123
		996,314
Ground Transportation — 1.8%
Canadian National Railway Co., 6.25%, 8/1/34	200,000	221,045
Canadian National Railway Co., 6.375%, 11/15/37	200,000	223,407
CSX Corp., 6.15%, 5/1/37	75,000	81,694
Ryder System, Inc., 5.25%, 6/1/28	50,000	50,934
Ryder System, Inc., 6.60%, 12/1/33	250,000	273,820
Uber Technologies, Inc., 4.80%, 9/15/34	150,000	146,330
Union Pacific Corp., 2.80%, 2/14/32	450,000	399,189
		1,396,419
Health Care Equipment and Supplies — 0.9%
Medtronic Global Holdings SCA, 4.50%, 3/30/33	500,000	490,094
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	240,000	245,968
		736,062
Health Care Providers and Services — 1.5%
Cardinal Health, Inc., 5.45%, 2/15/34	375,000	381,606
Cigna Group, 5.40%, 3/15/33	100,000	102,186
HCA, Inc., 3.625%, 3/15/32	200,000	181,079
HCA, Inc., 5.50%, 6/1/33	250,000	252,410
Humana, Inc., 2.15%, 2/3/32	200,000	164,203
UnitedHealth Group, Inc., 5.35%, 2/15/33	80,000	81,819
		1,163,303
Health Care REITs — 0.5%
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	400,000	362,138
Hotels, Restaurants and Leisure — 2.0%
Choice Hotels International, Inc., 3.70%, 1/15/31	400,000	368,469
Expedia Group, Inc., 3.80%, 2/15/28	325,000	316,832
Hyatt Hotels Corp., 5.375%, 4/23/25	300,000	299,985
Marriott International, Inc., 5.10%, 4/15/32	150,000	150,570
Marriott International, Inc., 5.50%, 4/15/37	150,000	150,664
Marriott International, Inc., 4.625%, 6/15/30	75,000	74,512
McDonald's Corp., 4.60%, 5/15/30(2)	250,000	249,873
		1,610,905
Household Durables — 0.3%
Lennar Corp., 4.75%, 5/30/25	250,000	249,904
Industrial Conglomerates — 1.8%
Eaton Corp., 4.15%, 3/15/33	400,000	383,129
Honeywell International, Inc., 4.75%, 2/1/32	125,000	125,179
Honeywell International, Inc., 4.50%, 1/15/34	500,000	485,061
Pentair Finance SARL, 5.90%, 7/15/32	400,000	417,312
		1,410,681
5

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Insurance — 1.1%
Aflac, Inc., 3.60%, 4/1/30	$75,000	$71,583
Arthur J Gallagher & Co., 6.50%, 2/15/34	350,000	383,333
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	200,000	199,953
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	231,893
		886,762
Interactive Media and Services — 0.4%
Meta Platforms, Inc., 4.95%, 5/15/33	300,000	304,909
IT Services — 0.6%
International Business Machines Corp., 3.50%, 5/15/29	100,000	95,788
VeriSign, Inc., 2.70%, 6/15/31	450,000	393,330
		489,118
Life Sciences Tools and Services — 0.8%
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	100,000	101,735
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(1)	500,000	510,741
		612,476
Machinery — 1.8%
Cummins, Inc., 5.15%, 2/20/34	250,000	255,272
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	259,843
John Deere Capital Corp., 3.90%, 6/7/32	625,000	593,131
PACCAR Financial Corp., 4.95%, 10/3/25	300,000	300,900
		1,409,146
Media — 0.7%
Comcast Corp., 4.25%, 10/15/30	210,000	205,801
Fox Corp., 3.05%, 4/7/25	130,000	129,746
Walt Disney Co., 6.40%, 12/15/35	225,000	252,016
		587,563
Metals and Mining — 0.8%
Barrick Gold Corp., 6.45%, 10/15/35	100,000	109,792
BHP Billiton Finance USA Ltd., 5.25%, 9/8/33	125,000	127,528
Freeport-McMoRan, Inc., 5.45%, 3/15/43	200,000	190,759
Kinross Gold Corp., 6.25%, 7/15/33	133,000	140,933
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	92,084
		661,096
Multi-Utilities — 1.4%
CenterPoint Energy, Inc., 5.40%, 6/1/29	250,000	256,214
Consumers Energy Co., 3.60%, 8/15/32	400,000	371,475
Consumers Energy Co., 4.625%, 5/15/33	200,000	196,667
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	105,100
DTE Energy Co., 5.85%, 6/1/34	200,000	208,320
		1,137,776
Oil, Gas and Consumable Fuels — 5.0%
Boardwalk Pipelines LP, 3.60%, 9/1/32	425,000	381,284
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	256,850
Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	112,263
Chevron USA, Inc., 4.69%, 4/15/30	100,000	100,809
Chevron USA, Inc., 6.00%, 3/1/41	248,000	272,271
ConocoPhillips Co., 2.40%, 3/7/25	200,000	199,948
ConocoPhillips Co., 6.60%, 10/1/37(3)	100,000	111,299
DCP Midstream Operating LP, 3.25%, 2/15/32	425,000	371,907
Devon Energy Corp., 4.50%, 1/15/30	133,000	130,419
Diamondback Energy, Inc., 6.25%, 3/15/33	175,000	185,487
6

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Energy Transfer LP, 5.25%, 4/15/29	$200,000	$203,038
Enterprise Products Operating LLC, 4.85%, 1/31/34	300,000	296,654
EQT Corp., 5.75%, 2/1/34(1)	300,000	306,741
Equinor ASA, 1.75%, 1/22/26	70,000	68,410
Hess Corp., 5.60%, 2/15/41	150,000	152,014
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	250,000	284,065
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	23,994
ONEOK, Inc., 6.00%, 6/15/35	60,000	62,919
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	150,000	149,833
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	67,017
Shell International Finance BV, 3.25%, 5/11/25	18,000	17,955
Valero Energy Corp., 5.15%, 2/15/30	175,000	176,604
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,935
		3,949,716
Personal Care Products — 1.5%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	292,681
Kenvue, Inc., 4.90%, 3/22/33	600,000	606,460
Unilever Capital Corp., 4.625%, 8/12/34	250,000	246,135
		1,145,276
Pharmaceuticals — 2.7%
AstraZeneca PLC, 6.45%, 9/15/37	225,000	253,275
Bristol-Myers Squibb Co., 5.10%, 2/22/31	150,000	153,462
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	200,658
Eli Lilly & Co., 4.75%, 2/12/30	500,000	506,637
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	236,000	263,225
Merck & Co., Inc., 2.15%, 12/10/31	200,000	171,629
Merck & Co., Inc., 4.90%, 5/17/44	150,000	143,079
Novartis Capital Corp., 4.20%, 9/18/34	250,000	238,615
Pfizer Investment Enterprises Pte. Ltd., 4.65%, 5/19/30	150,000	150,644
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	63,327
		2,144,551
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 5.95%, 8/15/34	325,000	340,253
Residential REITs — 0.8%
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	71,241
AvalonBay Communities, Inc., 5.35%, 6/1/34(1)	200,000	205,258
Camden Property Trust, 3.15%, 7/1/29	85,000	80,162
UDR, Inc., 3.20%, 1/15/30	264,000	245,807
		602,468
Retail REITs — 0.2%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	169,905
Semiconductors and Semiconductor Equipment — 2.1%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	153,234
Broadcom, Inc., 4.30%, 11/15/32	110,000	105,325
Broadcom, Inc., 3.47%, 4/15/34(3)	90,000	79,574
KLA Corp., 4.65%, 7/15/32	250,000	249,272
Marvell Technology, Inc., 2.45%, 4/15/28	150,000	140,083
Micron Technology, Inc., 6.75%, 11/1/29	200,000	214,887
Micron Technology, Inc., 4.66%, 2/15/30	150,000	148,156
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	118,976
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	405,758
		1,615,265
7

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
Software — 0.4%
Autodesk, Inc., 2.85%, 1/15/30	$150,000	$138,065
Oracle Corp., 3.25%, 5/15/30	75,000	69,742
Oracle Corp., 6.50%, 4/15/38	125,000	136,329
		344,136
Specialized REITs — 0.5%
American Tower Corp., 2.90%, 1/15/30	100,000	91,622
Crown Castle, Inc., 5.60%, 6/1/29	150,000	154,264
Crown Castle, Inc., 3.30%, 7/1/30	150,000	138,789
		384,675
Specialty Retail — 0.3%
AutoZone, Inc., 4.00%, 4/15/30	150,000	144,832
Home Depot, Inc., 4.00%, 9/15/25	100,000	99,773
		244,605
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC/EMC Corp., 5.75%, 2/1/33(1)	150,000	156,628
Water Utilities — 0.2%
American Water Capital Corp., 5.25%, 3/1/35	150,000	151,688
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	95,798
T-Mobile USA, Inc., 5.20%, 1/15/33	80,000	80,853
Vodafone Group PLC, 6.15%, 2/27/37	180,000	192,431
		369,082
TOTAL CORPORATE BONDS (Cost $49,182,097)		49,093,785
U.S. TREASURY SECURITIES — 24.8%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	264,004
U.S. Treasury Bonds, 1.375%, 11/15/40	1,000,000	654,336
U.S. Treasury Bonds, 1.75%, 8/15/41	700,000	477,982
U.S. Treasury Bonds, 2.00%, 11/15/41	750,000	530,654
U.S. Treasury Bonds, 2.375%, 2/15/42	750,000	561,152
U.S. Treasury Bonds, 2.75%, 11/15/42	765,000	599,853
U.S. Treasury Bonds, 3.125%, 2/15/43	1,100,000	910,766
U.S. Treasury Bonds, 2.875%, 5/15/43	850,000	675,650
U.S. Treasury Bonds, 3.75%, 11/15/43	325,000	292,919
U.S. Treasury Bonds, 3.625%, 2/15/44	750,000	662,959
U.S. Treasury Bonds, 3.375%, 5/15/44	800,000	680,156
U.S. Treasury Notes, 1.75%, 3/15/25	700,000	699,394
U.S. Treasury Notes, 3.875%, 4/30/25	1,150,000	1,149,114
U.S. Treasury Notes, 2.875%, 5/31/25	1,000,000	996,530
U.S. Treasury Notes, 2.875%, 6/15/25	375,000	373,424
U.S. Treasury Notes, 4.625%, 6/30/25	375,000	375,431
U.S. Treasury Notes, 0.25%, 7/31/25	600,000	590,155
U.S. Treasury Notes, 0.25%, 8/31/25	150,000	147,062
U.S. Treasury Notes, 2.75%, 8/31/25	1,200,000	1,191,022
U.S. Treasury Notes, 3.50%, 9/15/25	1,000,000	995,997
U.S. Treasury Notes, 0.25%, 9/30/25	300,000	293,215
U.S. Treasury Notes, 0.25%, 10/31/25	250,000	243,570
U.S. Treasury Notes, 0.375%, 1/31/26	355,000	343,022
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	130,230
U.S. Treasury Notes, 4.625%, 10/15/26	250,000	252,329
U.S. Treasury Notes, 1.625%, 8/15/29	200,000	180,981
U.S. Treasury Notes, 3.75%, 6/30/30	175,000	172,618
U.S. Treasury Notes, 4.875%, 10/31/30	550,000	572,752
U.S. Treasury Notes, 3.75%, 12/31/30(4)	1,620,000	1,593,991
8

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
U.S. Treasury Notes, 4.25%, 2/28/31	$1,150,000	$1,161,028
U.S. Treasury Notes, 1.375%, 11/15/31	750,000	630,923
U.S. Treasury Notes, 1.875%, 2/15/32	800,000	692,531
U.S. Treasury Notes, 3.875%, 8/15/33	350,000	342,980
U.S. Treasury Notes, 4.375%, 5/15/34	100,000	101,438
TOTAL U.S. TREASURY SECURITIES (Cost $19,456,965)		19,540,168
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 18.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 18.9%
GNMA, 4.00%, TBA	200,000	188,445
GNMA, 4.50%, TBA	550,000	530,780
GNMA, 4.50%, TBA	400,000	385,944
GNMA, 5.00%, TBA	800,000	790,095
GNMA, 5.00%, TBA	350,000	345,489
GNMA, 5.50%, TBA	950,000	952,486
GNMA, 5.50%, TBA	650,000	651,067
GNMA, 6.00%, TBA	1,150,000	1,164,444
GNMA, 6.00%, TBA	800,000	810,923
GNMA, 5.00%, TBA	350,000	345,270
GNMA, 5.50%, TBA	350,000	350,246
UMBS, 2.00%, TBA	600,000	541,669
UMBS, 3.00%, TBA	550,000	479,188
UMBS, 3.00%, TBA	300,000	261,445
UMBS, 3.50%, TBA	300,000	288,384
UMBS, 3.50%, TBA	200,000	192,249
UMBS, 4.00%, TBA	1,700,000	1,593,401
UMBS, 4.00%, TBA	300,000	281,259
UMBS, 4.00%, TBA	300,000	281,165
UMBS, 4.00%, TBA	200,000	194,886
UMBS, 4.50%, TBA	1,350,000	1,299,161
UMBS, 4.50%, TBA	700,000	672,682
UMBS, 4.50%, TBA	400,000	385,577
UMBS, 4.50%, TBA	350,000	347,081
UMBS, 4.50%, TBA	250,000	247,817
UMBS, 5.00%, TBA	750,000	737,877
UMBS, 5.00%, TBA	400,000	393,284
UMBS, 5.50%, TBA	200,000	200,281
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $14,708,135)		14,912,595
U.S. GOVERNMENT AGENCY SECURITIES — 1.0%
FHLMC, 0.65%, 10/27/25	200,000	195,313
FNMA, 0.375%, 8/25/25	25,000	24,535
FNMA, 6.25%, 5/15/29	100,000	108,543
FNMA, 6.625%, 11/15/30	300,000	337,840
Tennessee Valley Authority, 3.875%, 3/15/28	100,000	99,761
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $766,101)		765,992
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Canada — 0.3%
Export Development Canada, 3.875%, 2/14/28	100,000	99,536
Export Development Canada, 4.125%, 2/13/29	100,000	100,141
		199,677
Sweden — 0.2%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	192,535
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $394,225)		392,212
9

Avantis Core Fixed Income Fund
	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 14.1%
Money Market Funds — 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,148,989	$1,148,989
State Street Navigator Securities Lending Government Money Market Portfolio(5)	2,183,098	2,183,098
		3,332,087
Treasury Bills(6) — 9.8%
U.S. Treasury Bills, 4.36%, 3/20/25	$1,000,000	998,012
U.S. Treasury Bills, 4.37%, 4/3/25	1,500,000	1,494,536
U.S. Treasury Bills, 4.42%, 4/8/25	3,500,000	3,485,197
U.S. Treasury Bills, 4.37%, 4/22/25	1,500,000	1,491,193
U.S. Treasury Bills, 4.34%, 5/1/25	250,000	248,262
		7,717,200
TOTAL SHORT-TERM INVESTMENTS (Cost $11,047,231)		11,049,287
TOTAL INVESTMENT SECURITIES — 121.7% (Cost $95,554,754)		95,754,039
OTHER ASSETS AND LIABILITIES — (21.7)%		(17,052,824)
TOTAL NET ASSETS — 100.0%		$78,701,215

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	2	June 2025	$236,188	$4,344
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 43	Sell	1.00%	12/20/29	$1,500,000	$31,390	$4,614	$36,004
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

10

Avantis Core Fixed Income Fund

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,131,471. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $266,527, which represented 0.3% of total net assets.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $321,376.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,183,098.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
11

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
CORPORATE BONDS — 78.6%
Aerospace and Defense — 0.2%
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	$36,000	$35,923
Automobile Components — 0.5%
Aptiv Swiss Holdings Ltd., 4.35%, 3/15/29	75,000	73,866
Automobiles — 1.2%
American Honda Finance Corp., 1.00%, 9/10/25	78,000	76,635
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	45,151
General Motors Financial Co., Inc., 5.05%, 4/4/28(1)	50,000	50,101
		171,887
Banks — 7.0%
African Development Bank, 3.50%, 9/18/29	50,000	48,802
Asian Development Bank, 2.875%, 5/6/25	50,000	49,862
Bank of Montreal, 1.85%, 5/1/25	72,000	71,680
Bank of Nova Scotia, 5.25%, 6/12/28	75,000	76,667
Bank of Nova Scotia, 5.45%, 8/1/29	50,000	51,461
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29(2)	50,000	50,995
European Bank for Reconstruction & Development, 0.50%, 5/19/25	35,000	34,705
European Investment Bank, 1.375%, 3/15/27	50,000	47,411
Inter-American Development Bank, 3.125%, 9/18/28	50,000	48,469
International Bank for Reconstruction & Development, 0.375%, 7/28/25	100,000	98,404
Kreditanstalt fuer Wiederaufbau, 2.875%, 4/3/28	50,000	48,379
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	100,000	99,105
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	50,000	50,295
Royal Bank of Canada, 6.00%, 11/1/27	75,000	77,837
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	65,911
Toronto-Dominion Bank, 4.99%, 4/5/29(2)	100,000	101,093
		1,021,076
Beverages — 0.7%
PepsiCo, Inc., 4.45%, 2/7/28	100,000	100,499
Biotechnology — 1.5%
AbbVie, Inc., 3.80%, 3/15/25	50,000	49,980
AbbVie, Inc., 4.65%, 3/15/28	50,000	50,314
AbbVie, Inc., 4.875%, 3/15/30	50,000	50,615
Amgen, Inc., 5.25%, 3/2/25	75,000	75,000
		225,909
Broadline Retail — 0.7%
Amazon.com, Inc., 4.65%, 12/1/29(2)	100,000	101,872
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	27,523
Capital Markets — 7.1%
ARES Management Corp., 6.375%, 11/10/28	75,000	78,982
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	45,000	45,054
Blackstone Secured Lending Fund, 5.30%, 6/30/30(1)	50,000	49,544
Brookfield Finance, Inc., 3.90%, 1/25/28	75,000	73,715
Charles Schwab Corp., 3.85%, 5/21/25	66,000	65,910
CME Group, Inc., 3.00%, 3/15/25	110,000	109,900
Franklin Resources, Inc., 2.85%, 3/30/25	100,000	99,846
Goldman Sachs Group, Inc., 3.75%, 5/22/25	66,000	65,866
Intercontinental Exchange, Inc., 3.75%, 12/1/25	50,000	49,823
Jefferies Financial Group, Inc., 5.875%, 7/21/28	75,000	77,358
Lazard Group LLC, 4.50%, 9/19/28	75,000	74,263
12

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Nasdaq, Inc., 5.35%, 6/28/28	$67,000	$68,653
S&P Global, Inc., 2.70%, 3/1/29	100,000	93,535
State Street Corp., 3.55%, 8/18/25	86,000	85,646
		1,038,095
Chemicals — 1.0%
Eastman Chemical Co., 5.00%, 8/1/29	75,000	75,543
Mosaic Co., 5.375%, 11/15/28	75,000	76,727
		152,270
Commercial Services and Supplies — 1.4%
Cintas Corp. No. 2, 3.45%, 5/1/25	100,000	99,784
Waste Management, Inc., 3.875%, 1/15/29(3)	100,000	97,501
		197,285
Consumer Finance — 0.5%
Capital One Financial Corp., 4.25%, 4/30/25	66,000	65,941
Consumer Staples Distribution & Retail — 1.0%
Sysco Corp., 3.30%, 7/15/26	45,000	44,324
Target Corp., 3.375%, 4/15/29	100,000	96,099
		140,423
Containers and Packaging — 1.0%
Amcor Group Finance PLC, 5.45%, 5/23/29	75,000	76,663
Packaging Corp. of America, 3.00%, 12/15/29	75,000	69,518
		146,181
Diversified REITs — 5.1%
Brixmor Operating Partnership LP, 4.125%, 5/15/29	75,000	72,921
Extra Space Storage LP, 5.70%, 4/1/28	75,000	77,173
Federal Realty OP LP, 3.20%, 6/15/29	75,000	70,515
Host Hotels & Resorts LP, 3.375%, 12/15/29	75,000	69,863
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	75,000	68,891
Mid-America Apartments LP, 3.95%, 3/15/29	110,000	107,176
Prologis LP, 2.875%, 11/15/29	50,000	46,552
Simon Property Group LP, 2.45%, 9/13/29	100,000	91,479
Ventas Realty LP, 3.85%, 4/1/27	65,000	64,000
WP Carey, Inc., 3.85%, 7/15/29	75,000	72,438
		741,008
Electric Utilities — 7.5%
AEP Texas, Inc., 5.45%, 5/15/29	75,000	76,902
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	35,969
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	96,303
Commonwealth Edison Co., 2.95%, 8/15/27	100,000	96,572
DTE Electric Co., 3.375%, 3/1/25	100,000	100,000
Duke Energy Florida LLC, 2.50%, 12/1/29	75,000	68,401
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	23,858
Emera U.S. Finance LP, 3.55%, 6/15/26	62,000	61,060
Eversource Energy, 3.30%, 1/15/28	75,000	72,402
Florida Power & Light Co., 5.15%, 6/15/29	75,000	76,907
Georgia Power Co., 2.65%, 9/15/29	100,000	92,304
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	50,000	52,119
Pacific Gas & Electric Co., 6.10%, 1/15/29	75,000	77,367
Public Service Electric & Gas Co., 3.20%, 5/15/29	50,000	47,603
Union Electric Co., 3.50%, 3/15/29	50,000	48,233
Wisconsin Public Service Corp., 4.55%, 12/1/29	70,000	70,092
		1,096,092
13

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Electronic Equipment, Instruments and Components — 0.9%
Allegion U.S. Holding Co., Inc., 3.55%, 10/1/27	$75,000	$73,052
Avnet, Inc., 6.25%, 3/15/28	50,000	51,850
		124,902
Financial Services — 1.0%
Equitable Holdings, Inc., 4.35%, 4/20/28	50,000	49,483
Global Payments, Inc., 4.95%, 8/15/27	50,000	50,376
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	50,000	48,457
		148,316
Food Products — 0.5%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	28,606
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	44,762
		73,368
Ground Transportation — 0.1%
Ryder System, Inc., 3.35%, 9/1/25	18,000	18,417
Health Care Equipment and Supplies — 1.7%
DH Europe Finance II SARL, 2.60%, 11/15/29	125,000	114,822
Solventum Corp., 5.40%, 3/1/29	60,000	61,262
Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	75,000	75,820
		251,904
Health Care Providers and Services — 1.9%
Cardinal Health, Inc., 5.125%, 2/15/29	75,000	76,101
CVS Health Corp., 3.25%, 8/15/29	35,000	32,671
HCA, Inc., 5.875%, 2/1/29	75,000	77,262
UnitedHealth Group, Inc., 2.875%, 8/15/29	100,000	93,433
		279,467
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc., 2.75%, 12/15/29	50,000	45,695
Omega Healthcare Investors, Inc., 3.625%, 10/1/29	75,000	70,400
		116,095
Hotels, Restaurants and Leisure — 1.6%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	96,939
Marriott International, Inc., 5.00%, 10/15/27	60,000	60,692
McDonald's Corp., 4.60%, 5/15/30(1)	75,000	74,962
		232,593
Industrial Conglomerates — 1.4%
3M Co., 2.65%, 4/15/25	100,000	99,743
Honeywell International, Inc., 4.875%, 9/1/29	100,000	101,929
		201,672
Insurance — 3.9%
American International Group, Inc., 4.20%, 4/1/28	75,000	74,089
Aon Global Ltd., 3.875%, 12/15/25	50,000	49,749
Chubb INA Holdings LLC, 3.15%, 3/15/25	100,000	99,930
Chubb INA Holdings LLC, 4.65%, 8/15/29	100,000	100,641
Lincoln National Corp., 3.80%, 3/1/28	75,000	73,252
Marsh & McLennan Cos., Inc., 3.50%, 3/10/25	100,000	99,976
MetLife, Inc., 3.00%, 3/1/25	75,000	75,000
		572,637
IT Services — 0.7%
International Business Machines Corp., 3.50%, 5/15/29	100,000	95,788
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29(2)	100,000	102,181
14

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Machinery — 4.2%
Caterpillar Financial Services Corp., 1.45%, 5/15/25	$36,000	$35,772
Caterpillar Financial Services Corp., 4.40%, 10/15/27	50,000	50,104
Caterpillar Financial Services Corp., 4.40%, 3/3/28(1)	70,000	70,164
Caterpillar Financial Services Corp., 4.70%, 11/15/29	70,000	70,785
Cummins, Inc., 4.90%, 2/20/29	100,000	101,553
PACCAR Financial Corp., 4.55%, 3/3/28(1)	100,000	100,724
PACCAR Financial Corp., 4.00%, 9/26/29	100,000	98,303
Stanley Black & Decker, Inc., 6.00%, 3/6/28	75,000	78,136
		605,541
Media — 0.7%
Comcast Corp., 3.55%, 5/1/28	100,000	97,264
Metals and Mining — 0.5%
Kinross Gold Corp., 4.50%, 7/15/27	75,000	74,597
Multi-Utilities — 0.5%
CenterPoint Energy, Inc., 5.40%, 6/1/29	75,000	76,864
Oil, Gas and Consumable Fuels — 7.7%
Boardwalk Pipelines LP, 4.80%, 5/3/29	60,000	60,153
BP Capital Markets America, Inc., 4.87%, 11/25/29	100,000	101,280
Chevron USA, Inc., 4.69%, 4/15/30	75,000	75,607
Energy Transfer LP, 3.90%, 7/15/26	70,000	69,317
Enterprise Products Operating LLC, 3.125%, 7/31/29	125,000	118,011
EOG Resources, Inc., 3.15%, 4/1/25	100,000	99,876
Equinor ASA, 7.25%, 9/23/27	100,000	107,348
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	71,989
ONEOK, Inc., 3.40%, 9/1/29	75,000	70,785
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	75,000	70,931
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	11,000	11,000
Shell International Finance BV, 3.25%, 5/11/25	66,000	65,836
Targa Resources Corp., 6.15%, 3/1/29	75,000	78,576
Valero Energy Corp., 5.15%, 2/15/30	50,000	50,458
Williams Cos., Inc., 4.00%, 9/15/25	66,000	65,763
		1,116,930
Paper and Forest Products — 0.8%
Georgia-Pacific LLC, 7.75%, 11/15/29	100,000	113,428
Passenger Airlines — 1.0%
Delta Air Lines, Inc., 3.75%, 10/28/29	75,000	70,645
Southwest Airlines Co., 5.125%, 6/15/27	75,000	75,725
		146,370
Personal Care Products — 1.6%
Estee Lauder Cos., Inc., 2.375%, 12/1/29	75,000	67,839
Kenvue, Inc., 5.50%, 3/22/25	75,000	75,013
Unilever Capital Corp., 2.125%, 9/6/29	100,000	90,803
		233,655
Pharmaceuticals — 3.0%
Astrazeneca Finance LLC, 1.75%, 5/28/28	100,000	92,200
Bristol-Myers Squibb Co., 3.40%, 7/26/29	125,000	119,623
Eli Lilly & Co., 4.55%, 2/12/28	100,000	100,771
Eli Lilly & Co., 4.75%, 2/12/30	25,000	25,332
Novartis Capital Corp., 3.00%, 11/20/25	27,000	26,750
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	76,602
		441,278
Real Estate Management and Development — 0.5%
CBRE Services, Inc., 5.50%, 4/1/29	75,000	76,940
15

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Residential REITs — 1.2%
AvalonBay Communities, Inc., 3.30%, 6/1/29	$50,000	$47,494
Camden Property Trust, 4.10%, 10/15/28	50,000	49,176
UDR, Inc., 4.40%, 1/26/29	75,000	74,070
		170,740
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	50,000	48,724
Lam Research Corp., 3.80%, 3/15/25	60,000	59,965
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	64,899
Micron Technology, Inc., 6.75%, 11/1/29	70,000	75,211
		248,799
Specialized REITs — 0.8%
American Tower Corp., 3.55%, 7/15/27	65,000	63,464
Crown Castle, Inc., 5.60%, 6/1/29	50,000	51,421
		114,885
Specialty Retail — 1.7%
AutoNation, Inc., 3.80%, 11/15/27	75,000	73,194
Home Depot, Inc., 4.90%, 4/15/29	50,000	50,908
Home Depot, Inc., 4.75%, 6/25/29	50,000	50,554
Ross Stores, Inc., 4.60%, 4/15/25	66,000	65,976
		240,632
Technology Hardware, Storage and Peripherals — 0.2%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	36,017
Textiles, Apparel and Luxury Goods — 0.7%
Ralph Lauren Corp., 3.75%, 9/15/25	100,000	99,408
TOTAL CORPORATE BONDS (Cost $11,411,316)		11,446,538
U.S. TREASURY SECURITIES — 19.4%
U.S. Treasury Notes, 1.75%, 3/15/25	75,000	74,935
U.S. Treasury Notes, 0.25%, 7/31/25	100,000	98,359
U.S. Treasury Notes, 2.75%, 8/31/25	285,000	282,868
U.S. Treasury Notes, 0.625%, 11/30/27	150,000	137,068
U.S. Treasury Notes, 0.625%, 12/31/27	120,000	109,343
U.S. Treasury Notes, 1.25%, 3/31/28	210,000	193,602
U.S. Treasury Notes, 1.25%, 4/30/28	250,000	229,951
U.S. Treasury Notes, 1.25%, 6/30/28(4)	550,000	503,572
U.S. Treasury Notes, 1.00%, 7/31/28	300,000	271,735
U.S. Treasury Notes, 1.375%, 12/31/28	290,000	263,226
U.S. Treasury Notes, 2.375%, 5/15/29	110,000	103,155
U.S. Treasury Notes, 1.625%, 8/15/29	150,000	135,735
U.S. Treasury Notes, 3.50%, 9/30/29	100,000	97,893
U.S. Treasury Notes, 4.00%, 10/31/29	100,000	99,926
U.S. Treasury Notes, 3.875%, 11/30/29	135,000	134,193
U.S. Treasury Notes, 3.50%, 1/31/30	90,000	87,933
TOTAL U.S. TREASURY SECURITIES (Cost $2,817,637)		2,823,494
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FHLB, 0.375%, 9/4/25	25,000	24,516
FHLB, 3.25%, 11/16/28	50,000	48,818
FHLMC, 6.75%, 9/15/29	15,000	16,692
FNMA, 0.375%, 8/25/25	25,000	24,535
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	47,644
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $164,266)		162,205
16

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	374,043	$374,043
State Street Navigator Securities Lending Government Money Market Portfolio(5)	298,450	298,450
TOTAL SHORT-TERM INVESTMENTS (Cost $672,493)		672,493
TOTAL INVESTMENT SECURITIES — 103.7% (Cost $15,065,712)		15,104,730
OTHER ASSETS AND LIABILITIES — (3.7)%		(542,462)
TOTAL NET ASSETS — 100.0%		$14,562,268

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1	June 2025	$107,938	$(1,221)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
(1)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $288,905. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $97,501, which represented 0.7% of total net assets.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $167,070.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $298,450.

See Notes to Financial Statements.
17

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Assets
Investment securities, at value (cost of $93,371,656 and $14,767,262, respectively) — including $2,131,471 and $288,905, respectively, of securities on loan	$93,570,941	$14,806,280
Investment made with cash collateral received for securities on loan, at value (cost of $2,183,098 and $298,450, respectively)	2,183,098	298,450
Total investment securities, at value (cost of $95,554,754 and $15,065,712, respectively)	95,754,039	15,104,730
Cash	50,606	—
Receivable for investments sold	7,081,379	181,007
Receivable for capital shares sold	1,999	—
Receivable for variation margin on futures contracts	1,188	—
Receivable for variation margin on swap agreements	467	—
Interest receivable	730,855	143,487
Securities lending receivable	584	106
	103,621,117	15,429,330

Liabilities
Payable for collateral received for securities on loan	2,183,098	298,450
Payable for investments purchased	22,624,722	542,738
Payable for capital shares redeemed	110,993	23,639
Payable for variation margin on futures contracts	—	336
Accrued management fees	1,089	1,104
Dividends payable	—	795
	24,919,902	867,062

Net Assets	$78,701,215	$14,562,268

Net Assets Consist of:
Capital paid in	$83,294,568	$15,211,293
Distributable earnings (loss)	(4,593,353)	(649,025)
	$78,701,215	$14,562,268

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Core Fixed Income Fund
Institutional Class	$8,955,785	1,066,613	$8.40
G Class	$69,745,430	8,300,476	$8.40
Avantis Short-Term Fixed Income Fund
Institutional Class	$9,004,988	940,071	$9.58
G Class	$5,557,280	580,139	$9.58

See Notes to Financial Statements.
18

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$1,634,197	$275,913
Securities lending, net	4,394	836
	1,638,591	276,749
Expenses:
Management fees	51,960	10,004
Interest expenses	858	5
	52,818	10,009
Fees waived - G Class	(45,646)	(3,554)
	7,172	6,455

Net investment income (loss)	1,631,419	270,294

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(640,897)	(47,965)
Futures contract transactions	(43,097)	(3,574)
Swap agreement transactions	6,854	—
	(677,140)	(51,539)

Change in net unrealized appreciation (depreciation) on:
Investments	(78,913)	34,002
Futures contracts	4,346	(741)
Swap agreements	(510)	—
	(75,077)	33,261

Net realized and unrealized gain (loss)	(752,217)	(18,278)

Net Increase (Decrease) in Net Assets Resulting from Operations	$879,202	$252,016

See Notes to Financial Statements.
19

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis Core Fixed Income Fund		Avantis Short-Term Fixed Income Fund
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,631,419	$2,720,988	$270,294	$446,600
Net realized gain (loss)	(677,140)	(483,774)	(51,539)	(80,156)
Change in net unrealized appreciation (depreciation)	(75,077)	2,540,034	33,261	469,464
Net increase (decrease) in net assets resulting from operations	879,202	4,777,248	252,016	835,908

Distributions to Shareholders
From earnings:
Institutional Class	(193,145)	(255,832)	(171,879)	(291,195)
G Class	(1,442,332)	(2,473,085)	(98,413)	(155,264)
Decrease in net assets from distributions	(1,635,477)	(2,728,917)	(270,292)	(446,459)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	15,185,023	19,145,078	1,870,828	(10,015)

Net increase (decrease) in net assets	14,428,748	21,193,409	1,852,552	379,434

Net Assets
Beginning of period	64,272,467	43,079,058	12,709,716	12,330,282
End of period	$78,701,215	$64,272,467	$14,562,268	$12,709,716

See Notes to Financial Statements.
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Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund (collectively, the funds) are two funds in a series issued by the trust. Each of the funds' investment objective is to seek to maximize total return. The funds offer the Institutional Class and G Class.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

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Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Core Fixed Income Fund
Corporate Bonds	$2,183,098	—	—	—	$2,183,098
Gross amount of recognized liabilities for securities lending transactions					$2,183,098
Avantis Short-Term Fixed Income Fund
Corporate Bonds	$298,450	—	—	—	$298,450
Gross amount of recognized liabilities for securities lending transactions					$298,450
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 68% and 25% of the shares of Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund, respectively.  ACIM owns 39% of the shares of Avantis Short-Term Fixed Income Fund. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class of each fund and paid monthly in arrears.  The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

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For the period ended February 28, 2025, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Core Fixed Income Fund	0.15%	0.15%	0.00%
Avantis Short-Term Fixed Income Fund	0.15%	0.15%	0.00%

4. Investment Transactions

Purchases and sales of investment securities, including TBA transactions and excluding short-term investments, for the period ended February 28, 2025 were as follows:

	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$108,777,961	$1,063,781
Purchases of other investment securities	$22,452,564	$5,426,675
Total Purchases	$131,230,525	$6,490,456

Sales of U.S. Treasury and Government Agency obligations	$104,904,475	$1,316,800
Sales of other investment securities	$12,843,458	$3,630,993
Total Sales	$117,747,933	$4,947,793

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2025		Year ended August 31, 2024
	Shares	Amount	Shares	Amount
Avantis Core Fixed Income Fund
Institutional Class
Sold	173,848	$1,459,806	543,752	$4,463,843
Issued in reinvestment of distributions	23,092	193,145	30,893	255,832
Redeemed	(86,785)	(733,027)	(155,219)	(1,288,344)
	110,155	919,924	419,426	3,431,331
G Class
Sold	3,648,260	30,658,772	3,721,030	30,598,621
Issued in reinvestment of distributions	172,442	1,442,332	298,842	2,473,085
Redeemed	(2,126,322)	(17,836,005)	(2,093,874)	(17,357,959)
	1,694,380	14,265,099	1,925,998	15,713,747
Net increase (decrease)	1,804,535	$15,185,023	2,345,424	$19,145,078

Avantis Short-Term Fixed Income Fund
Institutional Class
Sold	94,367	$899,432	267,661	$2,523,029
Issued in reinvestment of distributions	17,499	167,120	29,866	281,441
Redeemed	(45,712)	(437,305)	(383,055)	(3,604,422)
	66,154	629,247	(85,528)	(799,952)
G Class
Sold	252,779	2,415,759	186,104	1,741,505
Issued in reinvestment of distributions	10,306	98,413	16,466	155,264
Redeemed	(133,289)	(1,272,591)	(117,570)	(1,106,832)
	129,796	1,241,581	85,000	789,937
Net increase (decrease)	195,950	$1,870,828	(528)	$(10,015)

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6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Core Fixed Income Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$49,093,785	—
U.S. Treasury Securities	—	19,540,168	—
U.S. Government Agency Mortgage-Backed Securities	—	14,912,595	—
U.S. Government Agency Securities	—	765,992	—
Sovereign Governments and Agencies	—	392,212	—
Short-Term Investments	$3,332,087	7,717,200	—
	$3,332,087	$92,421,952	—
Other Financial Instruments
Futures Contracts	$4,344	—	—
Swap Agreements	—	$36,004	—
	$4,344	$36,004	—

Avantis Short-Term Fixed Income Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$11,446,538	—
U.S. Treasury Securities	—	2,823,494	—
U.S. Government Agency Securities	—	162,205	—
Short-Term Investments	$672,493	—	—
	$672,493	$14,432,237	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,221	—	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in
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the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Avantis Core Fixed Income Fund	$1,500,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income Fund	$180,680	$232,047
Avantis Short-Term Fixed Income Fund	$217,117	$213,211

Value of Derivative Instruments as of February 28, 2025

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income Fund
Credit Risk	Receivable for variation margin on swap agreements*	$467	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	1,188	Payable for variation margin on futures contracts*	—
		$1,655		—

Avantis Short-Term Fixed Income Fund
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$336
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2025

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income Fund
Credit Risk	Net realized gain (loss) on swap agreement transactions	$6,854	Change in net unrealized appreciation (depreciation) on swap agreements	$(510)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(43,097)	Change in net unrealized appreciation (depreciation) on futures contracts	4,346
		$(36,243)		$3,836

Avantis Short-Term Fixed Income Fund
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	$(3,574)	Change in net unrealized appreciation (depreciation) on futures contracts	$(741)

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8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Federal tax cost of investments	$95,621,888	$15,065,712
Gross tax appreciation of investments	$815,884	$92,206
Gross tax depreciation of investments	(683,733)	(53,188)
Net tax appreciation (depreciation) of investments	$132,151	$39,018

For Avantis Core Fixed Income Fund, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Short-Term Fixed Income Fund.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Core Fixed Income Fund	$(2,397,237)	$(1,685,264)
Avantis Short-Term Fixed Income Fund	$(124,660)	$(511,072)

10. Corporate Event

On March 12, 2025, the Board of Trustees approved a plan of liquidation for Avantis Short-Term Fixed Income Fund. The liquidation date is expected to be May 29, 2025.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income Fund
Institutional Class
2025(3)	$8.49	0.19	(0.09)	0.10	(0.19)	—	(0.19)	$8.40	1.21%	0.15%	0.15%	4.58%	4.58%	172%	38%	$8,956
2024	$8.25	0.37	0.24	0.61	(0.37)	—	(0.37)	$8.49	7.57%	0.15%	0.15%	4.47%	4.47%	325%	44%	$8,124
2023	$8.60	0.30	(0.35)	(0.05)	(0.30)	—	(0.30)	$8.25	(0.57)%	0.16%	0.16%	3.60%	3.60%	345%	33%	$4,433
2022	$10.09	0.18	(1.49)	(1.31)	(0.17)	(0.01)	(0.18)	$8.60	(13.01)%	0.15%	0.15%	2.08%	2.08%	481%	119%	$5,090
2021(4)	$10.00	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.09	1.56%	0.15%	0.15%	1.26%	1.26%	113%	4%	$13,973
G Class
2025(3)	$8.50	0.20	(0.10)	0.10	(0.20)	—	(0.20)	$8.40	1.16%	0.00%	0.15%	4.73%	4.58%	172%	38%	$69,745
2024	$8.26	0.38	0.24	0.62	(0.38)	—	(0.38)	$8.50	7.73%	0.00%	0.15%	4.62%	4.47%	325%	44%	$56,148
2023	$8.60	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	$8.26	(0.30)%	0.01%	0.16%	3.75%	3.60%	345%	33%	$38,646
2022	$10.09	0.21	(1.50)	(1.29)	(0.19)	(0.01)	(0.20)	$8.60	(12.88)%	0.00%	0.15%	2.23%	2.08%	481%	119%	$27,893
2021(4)	$10.00	0.07	0.09	0.16	(0.07)	—	(0.07)	$10.09	1.64%	0.00%	0.15%	1.41%	1.26%	113%	4%	$2,893

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
(4)February 24, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income Fund
Institutional Class
2025(3)	$9.60	0.19	(0.02)	0.17	(0.19)	$9.58	1.78%	0.15%	0.15%	4.00%	4.00%	40%	$9,005
2024	$9.31	0.32	0.29	0.61	(0.32)	$9.60	6.71%	0.15%	0.15%	3.46%	3.46%	44%	$8,388
2023	$9.34	0.18	(0.03)	0.15	(0.18)	$9.31	1.61%	0.15%	0.15%	1.92%	1.92%	52%	$8,930
2022	$10.00	0.07	(0.66)	(0.59)	(0.07)	$9.34	(5.88)%	0.15%	0.15%	0.76%	0.76%	48%	$10,459
2021(4)	$10.00	0.02	—(5)	0.02	(0.02)	$10.00	0.21%	0.15%	0.15%	0.42%	0.42%	29%	$13,914
G Class
2025(3)	$9.60	0.20	(0.02)	0.18	(0.20)	$9.58	1.85%	0.00%	0.15%	4.15%	4.00%	40%	$5,557
2024	$9.31	0.34	0.29	0.63	(0.34)	$9.60	6.87%	0.00%	0.15%	3.61%	3.46%	44%	$4,322
2023	$9.34	0.20	(0.04)	0.16	(0.19)	$9.31	1.76%	0.00%	0.15%	2.07%	1.92%	52%	$3,400
2022	$10.00	0.09	(0.66)	(0.57)	(0.09)	$9.34	(5.74)%	0.00%	0.15%	0.91%	0.76%	48%	$2,489
2021(4)	$10.00	0.03	—(5)	0.03	(0.03)	$10.00	0.29%	0.00%	0.15%	0.57%	0.42%	29%	$1,091

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2025 (unaudited).
(4)February 24, 2021 (fund inception) through August 31, 2021.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2025

Avantis® All Equity Markets ETF (AVGE)
Avantis® All Equity Markets Value ETF (AVGV)
Avantis® All International Markets Equity ETF (AVNM)
Avantis® All International Markets Value ETF (AVNV)
Avantis® Moderate Allocation ETF (AVMA)

Schedules of Investments

FEBRUARY 28, 2025 (UNAUDITED)

Avantis All Equity Markets ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 72.1%
Avantis Real Estate ETF	305,940	$13,429,298
Avantis U.S. Equity ETF	2,185,517	214,836,321
Avantis U.S. Large Cap Value ETF	1,077,981	74,111,194
Avantis U.S. Mid Cap Equity ETF	94,953	6,234,614
Avantis U.S. Mid Cap Value ETF	95,305	6,233,900
Avantis U.S. Small Cap Equity ETF	304,421	15,805,538
Avantis U.S. Small Cap Value ETF	191,001	17,734,443
		348,385,308
International Equity Funds — 27.8%
Avantis Emerging Markets Equity ETF	471,720	27,954,127
Avantis Emerging Markets Small Cap Equity ETF(2)	84,824	4,448,739
Avantis Emerging Markets Value ETF	345,613	15,960,408
Avantis International Equity ETF	771,474	50,608,695
Avantis International Large Cap Value ETF	453,281	25,352,006
Avantis International Small Cap Equity ETF(2)	88,469	4,733,428
Avantis International Small Cap Value ETF	79,957	5,395,498
		134,452,901
TOTAL UNDERLYING FUNDS (Cost $410,392,861)		482,838,209
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	397,184	397,184
State Street Navigator Securities Lending Government Money Market Portfolio(3)	884,450	884,450
TOTAL SHORT-TERM INVESTMENTS (Cost $1,281,634)		1,281,634
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $411,674,495)		484,119,843
OTHER ASSETS AND LIABILITIES — (0.2)%		(890,423)
TOTAL NET ASSETS — 100.0%		$483,229,420

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $864,647. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $884,450.

See Notes to Financial Statements.
2

FEBRUARY 28, 2025 (UNAUDITED)

Avantis All Equity Markets Value ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 62.6%
Avantis U.S. Large Cap Value ETF	722,303	$49,658,331
Avantis U.S. Mid Cap Value ETF	158,024	10,336,350
Avantis U.S. Small Cap Value ETF	246,184	22,858,184
		82,852,865
International Equity Funds — 37.3%
Avantis Emerging Markets Value ETF	282,463	13,044,141
Avantis International Large Cap Value ETF	433,177	24,227,590
Avantis International Small Cap Value ETF	179,246	12,095,520
		49,367,251
TOTAL UNDERLYING FUNDS (Cost $121,384,063)		132,220,116
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $129,372)	129,372	129,372
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $121,513,435)		132,349,488
OTHER ASSETS AND LIABILITIES — 0.0%		(2,619)
TOTAL NET ASSETS — 100.0%		$132,346,869

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

FEBRUARY 28, 2025 (UNAUDITED)

Avantis All International Markets Equity ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Equity ETF	298,441	$17,685,613
Avantis Emerging Markets Value ETF(2)	245,015	11,314,793
Avantis International Equity ETF	631,575	41,431,320
Avantis International Large Cap Value ETF(2)	371,319	20,767,872
Avantis International Small Cap Value ETF	123,550	8,337,154
		99,536,752
TOTAL UNDERLYING FUNDS (Cost $97,748,588)		99,536,752
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	74,060	74,060
State Street Navigator Securities Lending Government Money Market Portfolio(3)	155,200	155,200
TOTAL SHORT-TERM INVESTMENTS (Cost $229,260)		229,260
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $97,977,848)		99,766,012
OTHER ASSETS AND LIABILITIES — (0.2)%		(155,561)
TOTAL NET ASSETS — 100.0%		$99,610,451

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $151,676. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $155,200.

See Notes to Financial Statements.
4

FEBRUARY 28, 2025 (UNAUDITED)

Avantis All International Markets Value ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Value ETF	25,926	$1,197,263
Avantis International Large Cap Value ETF	35,599	1,991,052
Avantis International Small Cap Value ETF	14,685	990,944
		4,179,259
TOTAL UNDERLYING FUNDS (Cost $3,981,190)		4,179,259
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $4,076)	4,076	4,076
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,985,266)		4,183,335
OTHER ASSETS AND LIABILITIES — 0.0%		(81)
TOTAL NET ASSETS — 100.0%		$4,183,254

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

FEBRUARY 28, 2025 (UNAUDITED)

Avantis Moderate Allocation ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 48.6%
Avantis Real Estate ETF(2)	13,171	$578,144
Avantis U.S. Equity ETF	91,115	8,956,604
Avantis U.S. Large Cap Value ETF(2)	45,352	3,117,950
Avantis U.S. Mid Cap Equity ETF	4,584	300,985
Avantis U.S. Mid Cap Value ETF	4,577	299,382
Avantis U.S. Small Cap Equity ETF	13,724	712,550
Avantis U.S. Small Cap Value ETF	7,676	712,717
		14,678,332
Domestic Fixed Income Funds — 32.4%
Avantis Core Fixed Income ETF	157,336	6,537,352
Avantis Short-Term Fixed Income ETF(2)	69,513	3,246,257
		9,783,609
International Equity Funds — 18.9%
Avantis Emerging Markets Equity ETF	20,534	1,216,845
Avantis Emerging Markets Small Cap Equity ETF(2)	3,450	180,941
Avantis Emerging Markets Value ETF(2)	13,731	634,097
Avantis International Equity ETF	32,606	2,138,954
Avantis International Large Cap Value ETF(2)	19,742	1,104,170
Avantis International Small Cap Equity ETF(2)	3,259	174,369
Avantis International Small Cap Value ETF	3,522	237,664
		5,687,040
TOTAL UNDERLYING FUNDS (Cost $28,881,992)		30,148,981
SHORT-TERM INVESTMENTS — 9.5%
Money Market Funds — 9.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	22,251	22,251
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,834,684	2,834,684
TOTAL SHORT-TERM INVESTMENTS (Cost $2,856,935)		2,856,935
TOTAL INVESTMENT SECURITIES — 109.4% (Cost $31,738,927)		33,005,916
OTHER ASSETS AND LIABILITIES — (9.4)%		(2,832,443)
TOTAL NET ASSETS — 100.0%		$30,173,473

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,847,102. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,913,768, which includes securities collateral of $79,084.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Assets
Investment securities - affiliates, at value (cost of $410,392,861 and $121,384,063, respectively) — including $864,647 and $—, respectively, of securities on loan	$482,838,209	$132,220,116
Investment made with cash collateral received for securities on loan, at value (cost of $884,450 and $—, respectively)	884,450	—
Investment securities - unaffiliated, at value (cost of $397,184 and $129,372, respectively)	397,184	129,372
Total investment securities, at value (cost of $411,674,495 and $121,513,435, respectively)	484,119,843	132,349,488
Receivable for capital shares sold	369,158	—
Interest receivable	1,242	410
Securities lending receivable	2,637	—
	484,492,880	132,349,898

Liabilities
Payable for collateral received for securities on loan	884,450	—
Payable for investments purchased	367,854	—
Accrued management fees	11,156	3,029
	1,263,460	3,029

Net Assets	$483,229,420	$132,346,869

Shares outstanding (unlimited number of shares authorized)	6,545,000	2,125,000

Net Asset Value Per Share	$73.83	$62.28

Net Assets Consist of:
Capital paid in	$407,987,282	$121,402,210
Distributable earnings (loss)	75,242,138	10,944,659
	$483,229,420	$132,346,869

See Notes to Financial Statements.
7

FEBRUARY 28, 2025 (UNAUDITED)
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Assets
Investment securities - affiliates, at value (cost of $97,748,588 and $3,981,190, respectively) — including $151,676 and $—, respectively, of securities on loan	$99,536,752	$4,179,259
Investment made with cash collateral received for securities on loan, at value (cost of $155,200 and $—, respectively)	155,200	—
Investment securities - unaffiliated, at value (cost of $74,060 and $4,076, respectively)	74,060	4,076
Total investment securities, at value (cost of $97,977,848 and $3,985,266, respectively)	99,766,012	4,183,335
Receivable for capital shares sold	430,592	—
Interest receivable	191	13
Securities lending receivable	987	—
	100,197,782	4,183,348

Liabilities
Payable for collateral received for securities on loan	155,200	—
Payable for investments purchased	430,240	—
Accrued management fees	1,891	94
	587,331	94

Net Assets	$99,610,451	$4,183,254

Shares outstanding (unlimited number of shares authorized)	1,735,000	72,500

Net Asset Value Per Share	$57.41	$57.70

Net Assets Consist of:
Capital paid in	$97,597,266	$3,985,327
Distributable earnings (loss)	2,013,185	197,927
	$99,610,451	$4,183,254

See Notes to Financial Statements.
8

FEBRUARY 28, 2025 (UNAUDITED)
Avantis Moderate Allocation ETF
Assets
Investment securities - affiliates, at value (cost of $28,881,992) — including $2,847,102 of securities on loan	$30,148,981
Investment made with cash collateral received for securities on loan, at value (cost of $2,834,684)	2,834,684
Investment securities - unaffiliated, at value (cost of $22,251)	22,251
Total investment securities, at value (cost of $31,738,927)	33,005,916
Interest receivable	86
Securities lending receivable	2,856
33,008,858

Liabilities
Payable for collateral received for securities on loan	2,834,684
Accrued management fees	701
2,835,385

Net Assets	$30,173,473

Shares outstanding (unlimited number of shares authorized)	507,500

Net Asset Value Per Share	$59.46

Net Assets Consist of:
Capital paid in	$28,661,139
Distributable earnings (loss)	1,512,334
$30,173,473

See Notes to Financial Statements.
9

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$4,727,772	$1,410,177
Interest	10,784	3,038
Securities lending, net	8,145	1,673
	4,746,701	1,414,888

Expenses:
Management fees	111,817	28,253
Trustees' fees and expenses	—	938
	111,817	29,191
Fees waived	(44,727)	(11,301)
	67,090	17,890

Net investment income (loss)	4,679,611	1,396,998

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	3,176,572	233,534
Change in net unrealized appreciation (depreciation) on investments in underlying funds	4,860,653	626,330

Net realized and unrealized gain (loss)	8,037,225	859,864

Net Increase (Decrease) in Net Assets Resulting from Operations	$12,716,836	$2,256,862

See Notes to Financial Statements.
10

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$1,082,685	$63,403
Interest	1,320	97
Securities lending, net	13,612	—
	1,097,617	63,500

Expenses:
Management fees	14,043	835
Trustees' fees and expenses	444	28
	14,487	863
Fees waived	(5,617)	(334)
	8,870	529

Net investment income (loss)	1,088,747	62,971

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	218,738	—
Change in net unrealized appreciation (depreciation) on investments in underlying funds	(1,201,384)	(48,576)

Net realized and unrealized gain (loss)	(982,646)	(48,576)

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,101	$14,395

See Notes to Financial Statements.
11

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED)
Avantis Moderate Allocation ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$336,003
Interest	622
Securities lending, net	4,823
341,448

Expenses:
Management fees	6,152
Trustees' fees and expenses	199
6,351
Fees waived	(2,461)
3,890

Net investment income (loss)	337,558

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	208,254
Change in net unrealized appreciation (depreciation) on investments in underlying funds	130,562

Net realized and unrealized gain (loss)	338,816

Net Increase (Decrease) in Net Assets Resulting from Operations	$676,374

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis All Equity Markets ETF		Avantis All Equity Markets Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$4,679,611	$6,266,033	$1,396,998	$1,360,182
Net realized gain (loss)	3,176,572	2,234,145	233,534	28,672
Change in net unrealized appreciation (depreciation)	4,860,653	54,255,211	626,330	10,130,107
Net increase (decrease) in net assets resulting from operations	12,716,836	62,755,389	2,256,862	11,518,961

Distributions to Shareholders
From earnings	(4,693,092)	(6,283,638)	(1,400,429)	(1,364,789)

Capital Share Transactions
Proceeds from shares sold	67,231,441	153,006,289	36,408,341	68,617,444
Payments for shares redeemed	(10,865,972)	(10,446,628)	(1,090,718)	(1,004,014)
Net increase (decrease) in net assets from capital share transactions	56,365,469	142,559,661	35,317,623	67,613,430

Net increase (decrease) in net assets	64,389,213	199,031,412	36,174,056	77,767,602

Net Assets
Beginning of period	418,840,207	219,808,795	96,172,813	18,405,211
End of period	$483,229,420	$418,840,207	$132,346,869	$96,172,813

Transactions in Shares of the Funds
Sold	907,500	2,332,500	582,500	1,227,500
Redeemed	(145,000)	(155,000)	(17,500)	(17,500)
Net increase (decrease) in shares of the funds	762,500	2,177,500	565,000	1,210,000

See Notes to Financial Statements.
13

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis All International Markets Equity ETF		Avantis All International Markets Value ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$1,088,747	$433,994	$62,971	$63,973
Net realized gain (loss)	218,738	259,440	—	17,312
Change in net unrealized appreciation (depreciation)	(1,201,384)	2,998,171	(48,576)	242,994
Net increase (decrease) in net assets resulting from operations	106,101	3,691,605	14,395	324,279

Distributions to Shareholders
From earnings	(1,082,464)	(432,922)	(63,113)	(64,123)

Capital Share Transactions
Proceeds from shares sold	60,781,288	40,975,281	1,135,371	2,593,391
Payments for shares redeemed	(2,740,421)	(2,327,815)	—	(143,212)
Net increase (decrease) in net assets from capital share transactions	58,040,867	38,647,466	1,135,371	2,450,179

Net increase (decrease) in net assets	57,064,504	41,906,149	1,086,653	2,710,335

Net Assets
Beginning of period	42,545,947	639,798	3,096,601	386,266
End of period	$99,610,451	$42,545,947	$4,183,254	$3,096,601

Transactions in Shares of the Funds
Sold	1,057,500	757,500	20,000	47,500
Redeemed	(50,000)	(42,500)	—	(2,500)
Net increase (decrease) in shares of the funds	1,007,500	715,000	20,000	45,000

See Notes to Financial Statements.
14

SIX MONTHS ENDED FEBRUARY 28, 2025 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2024
	Avantis Moderate Allocation ETF
Increase (Decrease) in Net Assets	February 28, 2025	August 31, 2024
Operations
Net investment income (loss)	$337,558	$211,739
Net realized gain (loss)	208,254	119,319
Change in net unrealized appreciation (depreciation)	130,562	1,131,647
Net increase (decrease) in net assets resulting from operations	676,374	1,462,705

Distributions to Shareholders
From earnings	(323,466)	(176,663)

Capital Share Transactions
Proceeds from shares sold	15,016,556	14,305,868
Payments for shares redeemed	(1,358,026)	(1,487,462)
Net increase (decrease) in net assets from capital share transactions	13,658,530	12,818,406

Net increase (decrease) in net assets	14,011,438	14,104,448

Net Assets
Beginning of period	16,162,035	2,057,587
End of period	$30,173,473	$16,162,035

Transactions in Shares of the Funds
Sold	255,000	262,500
Redeemed	(22,500)	(27,500)
Net increase (decrease) in shares of the funds	232,500	235,000

See Notes to Financial Statements.
15

Notes to Financial Statements

FEBRUARY 28, 2025 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis All Equity Markets ETF, Avantis All Equity Markets Value ETF, Avantis All International Markets Equity ETF, Avantis All International Markets Value ETF and Avantis Moderate Allocation ETF (collectively, the funds) are five funds in a series issued by the trust. The funds each operate as a “fund of funds,” meaning substantially all of the funds' assets will be invested in a combination of Avantis exchange-traded funds (the underlying funds). Avantis All Equity Markets ETF, Avantis All Equity Markets Value ETF, Avantis All International Markets Equity ETF and Avantis All International Markets Value ETF underlying funds represent a broadly diversified basket of equity securities. Avantis Moderate Allocation ETF underlying funds represent a broadly diversified basket of equity and fixed income securities. The funds will assume the risks associated with the underlying funds. Additional information and attributes of each underlying fund are available at avantisinvestors.com. Each of the funds' investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). The funds’ income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is
16

invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2025.
Remaining Contractual Maturity of Agreements

Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis All Equity Markets ETF
Underlying Funds	$884,450	—	—	—	$884,450
Gross amount of recognized liabilities for securities lending transactions					$884,450
Avantis All International Markets Equity ETF
Underlying Funds	$155,200	—	—	—	$155,200
Gross amount of recognized liabilities for securities lending transactions					$155,200
Avantis Moderate Allocation ETF
Underlying Funds	$2,834,684	—	—	—	$2,834,684
Gross amount of recognized liabilities for securities lending transactions					$2,834,684
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the underlying funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.  During the period ended February 28, 2025, the investment advisor agreed to waive 0.02% of each fund's management fee. The investment advisor expects this waiver to continue until December 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for each fund for the period ended February 28, 2025 are as follows:

	Annual Management Fee	Effective Annual Management Fee
		After Waiver
Avantis All Equity Markets ETF	0.05%	0.03%
Avantis All Equity Markets Value ETF	0.05%	0.03%
Avantis All International Markets Equity ETF	0.05%	0.03%
Avantis All International Markets Value ETF	0.05%	0.03%
Avantis Moderate Allocation ETF	0.05%	0.03%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — Each fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.
17

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2025 were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Purchases	$1,400,490	$312,111	—	—	$201,417
Sales	—	—	—	—	—

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2025 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis All Equity Markets ETF	$65,758,236	$10,836,167	$3,176,572
Avantis All Equity Markets Value ETF	$36,026,000	$1,086,824	$233,534
Avantis All International Markets Equity ETF	$60,733,458	$2,738,130	$218,738
Avantis All International Markets Value ETF	$1,133,797	—	—
Avantis Moderate Allocation ETF	$14,810,255	$1,351,587	$208,254
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Risk Factors

The value of the funds’ shares will go up and down based on the performance of the underlying funds in which they invest. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Federal tax cost of investments	$411,765,709	$121,514,513	$97,977,848	$3,985,266	$31,738,927
Gross tax appreciation of investments	$72,398,019	$11,013,070	$2,253,167	$205,663	$1,293,034
Gross tax depreciation of investments	(43,885)	(178,095)	(465,003)	(7,594)	(26,045)
Net tax appreciation (depreciation) of investments	$72,354,134	$10,834,975	$1,788,164	$198,069	$1,266,989

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales for Avantis All Equity Markets ETF and Avantis All Equity Markets Value ETF. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis All International Markets Equity ETF, Avantis All International Markets Value ETF and Avantis Moderate Allocation ETF.

As of August 31, 2024, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis All Equity Markets ETF	$(275,087)	—
Avantis All Equity Markets Value ETF	$(120,419)	—

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

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10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended February 28, 2025 follows:

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets ETF (Amounts in thousands)
Avantis Real Estate ETF	$12,396	$1,970	$255	$(682)	$13,429	306	$38	$292
Avantis U.S. Equity ETF	182,684	28,330	3,209	7,031	214,836	2,186	1,634	1,349
Avantis U.S. Large Cap Value ETF	62,322	9,882	1,145	3,052	74,111	1,078	503	574
Avantis U.S. Mid Cap Equity ETF	5,185	970	107	187	6,235	95	32	31
Avantis U.S. Mid Cap Value ETF	5,204	971	106	165	6,234	95	33	39
Avantis U.S. Small Cap Equity ETF	14,684	2,297	280	(895)	15,806	304	86	90
Avantis U.S. Small Cap Value ETF	16,476	2,290	300	(732)	17,734	191	110	146
Avantis Emerging Markets Equity ETF	25,383	4,234	477	(1,186)	27,954	472	162	570
Avantis Emerging Markets Small Cap Equity ETF(2)	4,188	649	95	(293)	4,449	85	7	103
Avantis Emerging Markets Value ETF	15,276	2,159	291	(1,184)	15,960	346	75	460
Avantis International Equity ETF	43,671	8,252	815	(499)	50,609	771	299	612
Avantis International Large Cap Value ETF	21,816	3,756	404	184	25,352	453	151	276
Avantis International Small Cap Equity ETF(2)	4,263	700	91	(139)	4,733	88	13	64
Avantis International Small Cap Value ETF	4,930	699	85	(148)	5,396	80	34	122
	$418,478	$67,159	$7,660	$4,861	$482,838	6,550	$3,177	$4,728
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets Value ETF (Amounts in thousands)
Avantis U.S. Large Cap Value ETF	$34,836	$13,116	$300	$2,006	$49,658	722	$100	$340
Avantis U.S. Mid Cap Value ETF	7,367	2,796	67	240	10,336	158	18	60
Avantis U.S. Small Cap Value ETF	17,170	6,751	148	(915)	22,858	246	49	163
Avantis Emerging Markets Value ETF	10,068	3,959	95	(888)	13,044	282	18	345
Avantis International Large Cap Value ETF	17,492	6,498	162	400	24,228	433	30	247
Avantis International Small Cap Value ETF	9,176	3,218	81	(217)	12,096	179	19	255
	$96,109	$36,338	$853	$626	$132,220	2,020	$234	$1,410
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Equity ETF (Amounts in thousands)
Avantis Emerging Markets Equity ETF	$7,702	$11,083	$458	$(641)	$17,686	298	$45	$245
Avantis Emerging Markets Value ETF(2)	5,094	7,129	307	(601)	11,315	245	18	219
Avantis International Equity ETF	17,522	24,983	1,030	(44)	41,431	632	92	340
Avantis International Large Cap Value ETF(2)	8,623	12,415	518	248	20,768	371	40	152
Avantis International Small Cap Value ETF	3,583	5,123	206	(163)	8,337	124	24	127
	$42,524	$60,733	$2,519	$(1,201)	$99,537	1,670	$219	$1,083
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Value ETF (Amounts in thousands)
Avantis Emerging Markets Value ETF	$931	$337	—	$(71)	$1,197	26	—	$28
Avantis International Large Cap Value ETF	1,428	526	—	37	1,991	36	—	17
Avantis International Small Cap Value ETF	735	271	—	(15)	991	15	—	18
	$3,094	$1,134	—	$(49)	$4,179	77	—	$63
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Moderate Allocation ETF (Amounts in thousands)
Avantis Real Estate ETF(2)	$331	$295	$22	$(26)	$578	13	$3	$10
Avantis U.S. Equity ETF	4,747	4,276	303	237	8,957	91	104	46
Avantis U.S. Large Cap Value ETF(2)	1,623	1,489	107	113	3,118	45	32	19
Avantis U.S. Mid Cap Equity ETF	159	145	11	8	301	5	2	1
Avantis U.S. Mid Cap Value ETF	159	145	11	6	299	5	3	2
Avantis U.S. Small Cap Equity ETF	431	347	27	(38)	713	14	8	3
Avantis U.S. Small Cap Value ETF	423	344	27	(27)	713	8	8	5
Avantis Core Fixed Income ETF	3,458	3,403	275	(49)	6,537	157	9	113
Avantis Short-Term Fixed Income ETF(2)	1,695	1,699	140	(8)	3,246	70	3	54
Avantis Emerging Markets Equity ETF	676	637	48	(48)	1,217	21	9	22
Avantis Emerging Markets Small Cap Equity ETF(2)	103	97	7	(12)	181	3	1	4
Avantis Emerging Markets Value ETF(2)	376	327	27	(42)	634	14	4	16
Avantis International Equity ETF	1,150	1,066	81	4	2,139	33	13	23
Avantis International Large Cap Value ETF(2)	594	532	42	20	1,104	20	6	11
Avantis International Small Cap Equity ETF(2)	79	105	7	(3)	174	3	1	2
Avantis International Small Cap Value ETF	146	105	9	(4)	238	4	2	5
	$16,150	$15,012	$1,144	$131	$30,149	506	$208	$336
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets ETF
2025(5)	$72.43	0.77	1.39	2.16	(0.76)	$73.83	3.01%	0.03%	0.05%	2.09%	2.07%	0%	$483,229
2024	$60.97	1.33	11.44	12.77	(1.31)	$72.43	21.16%	0.03%	0.05%	2.02%	2.00%	2%	$418,840
2023(6)	$50.01	1.07	10.88	11.95	(0.99)	$60.97	24.04%	0.03%	0.05%	1.98%	1.96%	2%	$219,809

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2025 (unaudited).
(6)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets Value ETF
2025(5)	$61.65	0.77	0.61	1.38	(0.75)	$62.28	2.28%	0.03%	0.05%	2.47%	2.45%	0%	$132,347
2024	$52.59	1.39	8.98	10.37	(1.31)	$61.65	19.95%	0.03%	0.05%	2.42%	2.40%	8%	$96,173
2023(6)	$50.62	—(7)	1.97	1.97	—	$52.59	3.89%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$18,405

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2025 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
(7)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Equity ETF
2025(5)	$58.48	1.10	(1.18)	(0.08)	(0.99)	$57.41	(0.05)%	0.03%	0.05%	3.87%	3.85%	0%	$99,610
2024	$51.18	1.74	7.40	9.14	(1.84)	$58.48	18.20%	0.03%	0.05%	3.14%	3.12%	0%	$42,546
2023(6)	$50.43	—(7)	0.75	0.75	—	$51.18	1.50%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$640

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2025 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
(7)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Value ETF
2025(5)	$58.98	1.07	(1.20)	(0.13)	(1.15)	$57.70	(0.13)%	0.03%	0.05%	3.76%	3.74%	0%	$4,183
2024	$51.50	1.91	7.25	9.16	(1.68)	$58.98	18.11%	0.03%	0.05%	3.44%	3.42%	0%	$3,097
2023(6)	$50.37	—(7)	1.13	1.13	—	$51.50	2.26%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$386

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2025 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
(7)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis Moderate Allocation ETF
2025(5)	$58.77	0.81	0.65	1.46	(0.77)	$59.46	2.50%	0.03%	0.05%	2.74%	2.72%	0%	$30,173
2024	$51.44	1.43	7.06	8.49	(1.16)	$58.77	16.68%	0.03%	0.05%	2.58%	2.56%	0%	$16,162
2023(6)	$50.39	0.06	0.99	1.05	—	$51.44	2.09%	0.03%	0.05%	0.69%	0.67%	0%	$2,058

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2025 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-98025 2504

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 25, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 25, 2025